UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	9/30/2016

Item 1.  Schedule of Investments

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.8%
ASSET-BACKED SECURITY — 0.1%
Collateralized Loan Obligation
Voya CLO Ltd. (Cayman Islands),
Series 2016-1A, Class D, 144A
7.246%(c)	01/20/27
(cost $1,355,599)		1,400	$1,304,626

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(c)	02/10/36	2,713	2,713,471
Banc of America Commercial Mortgage Trust,
Series 2007-1, Class A4
5.451%	01/15/49	208	208,711
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 144A
4.874%(c)	07/15/27	1,185	1,105,924
Commercial Mortgage Trust,
Series 2013-CR6, Class A2
2.122%	03/10/46	330	331,778
Series 2013-CR6, Class D, 144A
4.310%(c)	03/10/46	1,910	1,698,621
Series 2013-CR10, Class D, 144A
4.949%(c)	08/10/46	2,020	1,754,383
Series 2013-LC6, Class D, 144A
4.427%(c)	01/10/46	3,975	3,740,874
Series 2014-LC15, Class A2
2.840%	04/10/47	290	298,446
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class D
3.506%(c)	08/15/48	2,032	1,521,514
GS Mortgage Securities Trust,
Series 2007-GG10, Class A4
5.988%(c)	08/10/45	1,536	1,558,691
Series 2012-GC6, Class D, 144A
5.847%(c)	01/10/45	524	521,484
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	753	740,756
Series 2014-GC22, Class D, 144A
4.801%(c)	06/10/47	600	487,258
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.819%(c)	11/15/48	1,790	1,699,462
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	1,195	1,198,687
Series 2007-CB18, Class A4
5.440%	06/12/47	607	610,275
Series 2007-LDPX, Class A3
5.420%	01/15/49	240	241,962
Series 2012-CBX, Class E, 144A
5.389%(c)	06/15/45	1,144	1,163,815
Series 2014-C20, Class D, 144A
4.724%(c)	07/15/47	100	78,939
Series 2015-SGP, Class A, 144A
2.224%(c)	07/15/36	2,750	2,765,495
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class AJ
6.080%(c)	06/15/38	18	17,534

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-C6, Class AJ
5.452%(c)	09/15/39		2,965	$2,757,302
Series 2007-C1, Class A4
5.424%	02/15/40		600	602,606
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49		275	283,694
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class AFSD, 144A
4.181%(c)	08/15/26		1,700	1,703,407
Series 2015-XLF2, Class SNMD, 144A
2.259%(c)	11/15/26		1,450	1,319,711
Resource Capital Corp. (Cayman Islands),
Series 2014-CRE2, Class A, 144A
1.580%(c)	04/15/32		50	49,862
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A
1.744%(c)	11/15/27		3,780	3,749,987
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(c)	11/15/47		2,155	1,554,149

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $37,072,674)				36,478,798

CORPORATE BONDS — 23.9%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	1,190	1,621,600
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	2,219	2,602,177
3.000%	05/03/22	EUR	685	901,428
National Capital Trust I,
Ltd. Gtd. Notes, RegS
5.620%(c)	09/29/49	GBP	274	372,368
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR	2,120	2,556,479

				8,054,052

Brazil — 0.8%
Braskem Finance Ltd.,
Gtd. Notes
6.450%	02/03/24		665	719,863
Gerdau Trade, Inc.,
Gtd. Notes, 144A
4.750%	04/15/23		400	387,000
5.750%	01/30/21		2,885	2,986,841
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26		524	514,830
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42		2,565	1,026,000
Petrobras Global Finance BV,
Gtd. Notes
8.750%	05/23/26		1,290	1,425,450

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
Vale Overseas Ltd.,
Gtd. Notes(a)
5.875%	06/10/21		3,221	$3,372,387

				10,432,371

Canada — 0.4%
Bell Canada, Inc.,
Gtd. Notes
3.350%	06/18/19	CAD	1,410	1,123,357
Canadian National Railway Co.,
Sr. Unsec’d. Notes
5.550%	03/01/19		740	813,193
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD	1,840	1,490,162
Royal Bank of Canada,
Covered Bonds, RegS
1.625%	08/04/20	EUR	1,235	1,484,888
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24		995	1,027,814

				5,939,414

China
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19		200	207,181

Denmark — 0.1%
Danske Bank A/S,
Jr. Sub. Notes, EMTN
5.684%(c)	12/29/49	GBP	1,430	1,875,540

France — 1.1%
BNP Paribas SA,
Gtd. Notes, BKNT
5.000%	01/15/21		1,045	1,169,242
Jr. Sub. Notes
5.019%(c)	04/29/49	EUR	450	515,620
Sub. Notes, MTN, 144A(a)
4.375%	05/12/26		1,885	1,948,449
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24		1,980	2,082,659
Credit Agricole Home Loan SFH SA,
Covered Bonds
3.500%	06/14/18	EUR	400	479,079
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		1,392	1,475,520
Europcar Groupe SA,
Sec’d. Notes, RegS
5.750%	06/15/22	EUR	960	1,102,686
Loxam SAS,
Sr. Sub. Notes, RegS
7.000%	07/23/22	EUR	361	437,450
SFR Group SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,860	1,901,273

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
France (cont’d.)
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(c)	12/29/49		922	$926,610
Sub. Notes, 144A
4.250%	08/19/26		852	847,447
Veolia Environnement SA,
Sr. Unsec’d. Notes, EMTN
6.125%	11/25/33	EUR	602	1,201,308

				14,087,343

Germany — 0.4%
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes, EMTN
3.375%	06/17/21	EUR	3,900	5,157,416

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		1,364	1,370,820

Israel — 0.3%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.800%	07/21/23		2,416	2,422,199
3.150%	10/01/26		1,590	1,597,355

				4,019,554

Italy — 0.2%
Intesa Sanpaolo SpA,
Sub. Notes, MTN, 144A
5.017%	06/26/24		1,980	1,806,881
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		1,130	1,138,475

				2,945,356

Japan
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/26		402	436,024

Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26		1,426	1,411,740

Mexico — 0.4%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		2,265	2,137,028
Gtd. Notes, MTN, 144A(a)
4.625%	09/21/23		3,718	3,723,205

				5,860,233

Netherlands — 1.0%
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27		85	114,401
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25		2,468	2,604,421
Gtd. Notes
3.950%	11/09/22		2,775	2,908,969

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.000%	11/26/18		3,990	$4,016,625
3.750%	03/07/17		2,270	2,293,517
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		2,005	2,002,494

				13,940,427

New Zealand — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
5.750%	10/15/20		613	632,156

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, EMTN
4.375%	02/24/21	EUR	987	1,314,607

Peru — 0.3%
Minsur SA,
Sr. Unsec’d. Notes, 144A
6.250%	02/07/24		3,320	3,461,100

Spain — 0.5%
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR	2,600	3,066,673
Cirsa Funding Luxembourg SA,
Gtd. Notes, RegS
5.875%	05/15/23	EUR	630	735,138
Santander Issuances SAU,
Gtd. Notes
5.179%	11/19/25		2,800	2,852,777

				6,654,588

Sweden — 0.4%
Nordea Bank AB,
Sub. Notes, 144A
4.875%	05/13/21		1,980	2,205,177
Sub. Notes, EMTN
4.000%	03/29/21	EUR	1,190	1,533,711
Skandinaviska Enskilda Banken AB,
Sub. Notes, EMTN
4.000%(c)	09/12/22	EUR	1,235	1,435,629

				5,174,517

Switzerland — 1.0%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25		1,287	1,278,687
Gtd. Notes, 144A
4.550%	04/17/26		1,803	1,893,121
Dufry Finance SCA,
Gtd. Notes, 144A
4.500%	08/01/23	EUR	985	1,162,660
Glencore Funding LLC,
Gtd. Notes, 144A
2.125%	04/16/18		398	395,214
2.875%	04/16/20		2,188	2,170,496
4.000%	04/16/25		1,625	1,588,741

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
4.125%	05/30/23		400	$398,000
UBS AG,
Sub. Notes
7.625%	08/17/22		1,975	2,300,875
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,542	1,615,999

				12,803,793

United Arab Emirates
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, MTN, 144A
3.625%	06/22/21		354	365,150

United Kingdom — 2.4%
Barclays Bank PLC,
Sub. Notes, EMTN
6.625%	03/30/22	EUR	690	949,256
Barclays PLC,
Sub. Notes
5.200%	05/12/26		1,279	1,317,303
Boparan Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	07/15/21	GBP	985	1,177,756
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.375%	12/15/30		340	550,411
Lloyds Banking Group PLC,
Gtd. Notes
3.100%	07/06/21		400	408,681
Sub. Notes, 144A
4.582%	12/10/25		1,282	1,308,112
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26		3,390	3,374,538
Sub. Notes, EMTN
4.125%(c)	03/20/23	EUR	1,235	1,443,472
Noble Holding International Ltd.,
Gtd. Notes
3.950%	03/15/22		1,012	753,940
Pizzaexpress Financing 2 PLC,
Sr. Sec’d. Notes, RegS
6.625%	08/01/21	GBP	102	128,736
Rio Tinto Finance USA Ltd.,
Gtd. Notes(a)
3.750%	06/15/25		497	534,698
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
7.640%(c)	03/29/49		1,200	1,164,000
8.625%(c)	12/29/49		2,029	1,985,884
Sub. Notes
6.125%	12/15/22		1,019	1,079,747
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS, MTN
9.500%(c)	03/16/22		323	332,948
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21		3,290	3,288,661

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR	2,093	$2,522,874
4.250%	04/12/21	EUR	1,950	2,623,209
Sky Group Finance PLC,
Gtd. Notes, RegS
5.750%	10/20/17	GBP	1,325	1,804,196
Standard Chartered PLC,
Jr. Sub. Notes, 144A
6.409%(c)	01/29/49		2,500	2,425,000
Sub. Notes, MTN, 144A
4.300%	02/19/27		1,293	1,286,853
Synlab Bondco PLC,
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR	985	1,170,683
Yorkshire Power Finance Ltd.,
Gtd. Notes
7.250%	08/04/28	GBP	445	887,038

				32,517,996

United States — 13.6%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22		602	626,893
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		161	164,135
3.600%	05/14/25		1,599	1,671,376
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,462	1,509,537
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		441	441,551
Aetna, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/21		2,344	2,371,141
Allison Transmission, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		583	597,575
Altria Group, Inc.,
Gtd. Notes
2.625%	01/14/20		2,438	2,522,104
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20		445	491,980
5.900%	11/01/21		895	1,043,963
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18		1,105	1,206,701
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR	985	1,243,708
3.000%	02/15/22		690	712,448
3.400%	05/15/25		1,580	1,623,305
3.600%	02/17/23		756	796,895
4.750%	05/15/46		418	437,418
5.800%	02/15/19		895	981,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	04/01/44		1,725	$1,999,151
Sub. Notes, MTN
4.000%	01/22/25		1,007	1,043,641
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45		985	1,165,319
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		690	692,295
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		693	715,668
3.734%	12/15/24		593	643,116
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27	EUR	100	114,798
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		1,007	1,022,105
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		1,080	1,121,637
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		390	396,585
Carnival Corp.,
Gtd. Notes
1.625%	02/22/21	EUR	2,800	3,299,486
CBS Corp.,
Gtd. Notes
3.500%	01/15/25		1,725	1,773,981
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21		941	1,008,046
7.500%	04/01/24		850	907,375
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		236	220,952
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20		985	1,029,520
4.908%	07/23/25		3,090	3,408,440
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24		870	939,600
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		985	1,123,673
Communications Sales & Leasing, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		296	307,100
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		2,620	2,854,058

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		489	$487,778
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23		270	266,238
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25		995	1,079,575
Sr. Unsec’d. Notes
6.750%	11/15/21		375	396,563
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		1,073	1,180,137
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		1,935	2,022,307
5.450%	06/15/23		1,935	2,073,269
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		498	345,580
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		540	513,904
eBay, Inc.,
Sr. Unsec’d. Notes
3.800%	03/09/22		737	788,129
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20		2,750	2,900,274
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.650%	06/01/21		790	839,156
4.900%	02/01/24		490	510,323
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes(a)
4.150%	06/01/25		2,565	2,455,462
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22		1,789	1,940,662
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		1,050	1,103,566
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25		2,075	2,238,130
FedEx Corp.,
Gtd. Notes
1.000%	01/11/23	EUR	3,820	4,420,161
Fidelity National Information Services, Inc.,
Gtd. Notes
3.500%	04/15/23		335	351,512
Sr. Unsec’d. Notes
5.000%	10/15/25		3	3,421
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21		3,050	3,481,606
General Dynamics Corp.,
Gtd. Notes
3.875%	07/15/21		540	593,065

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		791	$841,189
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19		2,205	2,247,618
3.250%	05/15/18		153	155,705
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.650%	03/01/26		1,190	1,280,823
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21		1,453	1,449,629
3.750%	05/22/25		2,025	2,126,388
5.750%	01/24/22		1,875	2,177,886
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19		400	452,106
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,280	1,455,827
Sub. Notes
5.150%	05/22/45		490	534,352
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45		1,430	1,560,854
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21		45	50,411
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		483	500,522
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24		900	924,750
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		940	961,258
Gtd. Notes, 144A
5.500%	10/15/24		1,355	1,349,919
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		2,309	2,326,978
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23		277	295,642
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21		1,385	1,518,119
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21		940	1,081,243
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18		835	913,801
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25		416	448,240
Sr. Sec’d. Notes, RegS
4.750%	02/15/23	EUR	1,040	1,256,204

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, MTN
2.295%	08/15/21		4,426	$4,435,627
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		1,954	2,112,225
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24		2,217	2,436,255
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45		1,565	1,534,487
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		1,480	1,533,762
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		139	144,760
3.600%	02/01/25		835	877,118
Lam Research Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/21		1,299	1,333,317
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24		722	752,234
LifePoint Health, Inc.,
Gtd. Notes
5.875%	12/01/23		1,471	1,526,163
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		400	470,826
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	426	509,655
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39		540	849,777
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		876	920,895
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21		985	1,102,666
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23		1,197	1,329,556
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24		150	164,783
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24		2,415	2,582,816
5.625%	09/23/19		2,006	2,221,563
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43		880	944,874
Mylan NV,
Gtd. Notes, 144A
3.150%	06/15/21		2,424	2,469,508

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18	361	$375,763
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	740	1,166,747
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21	1,965	1,979,738
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/21	2,198	2,290,015
3.850%	04/01/23	887	944,181
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	115	131,565
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24	866	919,043
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	2,518	2,618,524
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.125%	05/10/23	1,696	1,692,545
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	1,725	1,671,446
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	1,965	1,973,646
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.800%	05/15/18	1,315	1,366,068
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	1,953	2,179,013
5.850%	08/15/45	790	1,027,085
S&P Global, Inc.,
Gtd. Notes
4.400%	02/15/26	1,896	2,118,659
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.000%	03/15/27	1,726	1,769,150
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23	821	812,790
4.750%	01/01/25	635	600,075
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	966	972,145
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.875%	08/15/26	901	911,136
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	533	586,435

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
0.750%	09/12/24	EUR	829	$934,191
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24		1,090	1,157,990
3.600%	07/15/25		2,520	2,680,534
7.625%	04/15/31		295	418,244
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		619	684,769
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		2,092	2,146,762
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		1,190	1,268,746
Transocean, Inc.,
Gtd. Notes, 144A
9.000%	07/15/23		1,540	1,491,875
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		390	399,904
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18		445	472,951
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
4.500%	05/15/23	EUR	1,070	949,573
5.875%	05/15/23		1,365	1,177,313
6.125%	04/15/25		566	487,468
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		195	203,171
4.862%	08/21/46		1,994	2,233,406
Viacom, Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/43		1,787	1,640,577
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.300%	11/18/21		2,075	2,194,273
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		130	109,850
Western Digital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	04/01/23		1,785	1,963,500
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		940	938,040
4.125%	11/15/20		275	285,821
4.500%	11/15/23		290	300,558
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22		123	130,748
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25		1,599	1,694,940

				184,453,107

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
TOTAL CORPORATE BONDS (cost $313,481,320)				$323,114,485

FOREIGN GOVERNMENT BONDS — 41.8%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.250%	04/22/19		1,406	1,491,063
6.875%	04/22/21		2,700	2,938,950
Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	10,365	12,464,652
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/25	BRL	65,135	18,429,218
10.000%	01/01/27	BRL	60,190	16,752,310
Sr. Notes
10.000%	01/01/17	BRL	9,885	3,010,291
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		788	841,190
Bundesrepublik Deutschland (Germany),
Bonds
0.500%	02/15/25	EUR	14,221	17,087,346
2.500%	01/04/21	EUR	630	804,481
2.500%	07/04/44	EUR	8,365	14,534,947
5.500%	01/04/31	EUR	2,730	5,456,961
6.250%	01/04/30	EUR	4,155	8,604,709
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
3.625%	02/26/18	EUR	360	426,694
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.750%	06/15/18	CAD	4,290	3,330,566
2.250%	12/15/25	CAD	5,875	4,798,249
2.550%	03/15/25	CAD	12,010	9,989,826
3.350%	12/15/20	CAD	33,255	27,847,561
3.800%	06/15/21	CAD	44,775	38,502,164
4.100%	12/15/18	CAD	2,795	2,288,067
Colombian TES (Colombia),
Bonds
7.000%	05/04/22	COP 19,202,700		6,771,410
France Government Bond OAT (France),
Bonds
0.500%	05/25/25	EUR	4,275	5,020,795
0.500%	05/25/26	EUR	6,045	7,036,589
2.500%	05/25/30	EUR	1,770	2,542,919
3.000%	04/25/22	EUR	1,475	1,974,262
3.250%	05/25/45	EUR	725	1,275,695
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
4.750%	04/17/19	EUR	437	446,032
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
1.350%	04/15/22	EUR	19,100	22,530,057
4.500%	05/01/23	EUR	875	1,228,478
4.500%	02/01/20	EUR	1,580	2,037,055
5.500%	11/01/22	EUR	10,360	15,088,750

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR	15,270	$19,884,587
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.200%	09/20/18	JPY	1,368,450	13,626,877
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/20/26	JPY	3,645,500	36,671,059
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/34	JPY	1,865,450	22,051,328
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	729,200	6,872,119
1.400%	12/20/45	JPY	939,150	11,671,281
1.700%	09/20/44	JPY	315,900	4,146,154
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	03/20/54	JPY	68,700	952,268
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	245,515	13,045,207
8.000%	06/11/20	MXN	547,620	30,447,641
10.000%	12/05/24	MXN	59,377	3,868,528
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	37,575	2,237,687
Netherlands Government Bond (Netherlands),
Bonds, 144A
1.750%	07/15/23	EUR	340	438,012
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
5.500%	04/15/23	NZD	2,710	2,387,381
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	5,570	1,689,834
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/15/25	EUR	7,982	8,789,485
4.800%	06/15/20	EUR	6,870	8,589,217
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	268	214,514
Unsec’d. Notes
2.600%	06/02/25	CAD	622	507,637
2.750%	09/01/25	CAD	980	806,708
Provincia De Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,893	1,954,524
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		615	645,750
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/16/19		2,021	2,021,654
Russian Federal Bond - OFZ (Russia),
Bonds
6.400%	05/27/20	RUB	461,285	6,905,237

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government Bond (South Africa),
Bonds
8.250%	09/15/17	ZAR	75,275	$5,525,725
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
2.900%	10/31/46	EUR	3,315	4,485,195
4.200%	01/31/37	EUR	1,000	1,619,196
4.400%	10/31/23	EUR	1,725	2,473,932
4.700%	07/30/41	EUR	7,740	13,663,879
4.850%	10/31/20	EUR	3,055	4,113,259
Sweden Government Bond (Sweden),
Bonds
3.500%	06/01/22	SEK	48,235	6,868,770
Turkey Government Bond (Turkey),
Bonds
8.000%	03/12/25	TRY	6,665	2,034,049
9.400%	07/08/20	TRY	8,805	2,973,895
United Kingdom Gilt (United Kingdom),
Bonds
2.500%	07/22/65	GBP	6,210	11,130,865
1.750%	07/22/19	GBP	9,655	13,080,152
1.750%	09/07/22	GBP	2,330	3,270,746
2.250%	09/07/23	GBP	8,925	13,008,067
4.250%	12/07/40	GBP	1,430	2,902,871
4.250%	06/07/32	GBP	1,135	2,116,606
4.500%	12/07/42	GBP	2,840	6,089,185
4.750%	12/07/30	GBP	5,830	11,216,659
Unsec’d. Notes
3.250%	01/22/44	GBP	1,475	2,655,964

TOTAL FOREIGN GOVERNMENT BONDS (cost $543,060,314)				565,204,991

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
Alternative Loan Trust,
Series 2005-64CB, Class 1A15
5.500%	12/25/35		1,278	1,188,949
Series 2006-11CB, Class 1A1
6.000%	05/25/36		1,406	1,144,873
Series 2006-25CB, Class A2
6.000%	10/25/36		1,284	1,114,172
Bellemeade Re II Ltd. (Bermuda),
Series 2016-1A, Class M2A, 144A
5.025%(c)	04/25/26		3,415	3,418,241
Series 2016-1A, Class M2B, 144A
7.025%(c)	04/25/26		6,032	6,044,038
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1
1.475%(c)	05/25/24(x)		635	636,100
Series 2014-C04, Class 2M1
2.625%(c)	11/25/24(x)		385	386,650
Series 2015-C01, Class 1M1
2.025%(c)	02/25/25(x)		31	31,297
Series 2015-C02, Class 2M1
1.725%(c)	05/25/25(x)		104	104,026
Series 2015-C03, Class 1M1
2.025%(c)	07/25/25(x)		687	688,396
Series 2015-C03, Class 1M2
5.525%(c)	07/25/25(x)		1,607	1,715,131
Series 2015-C03, Class 2M1

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.025%(c)	07/25/25(x)	237	$237,969
Series 2015-C03, Class 2M2
5.525%(c)	07/25/25(x)	1,000	1,072,576
Series 2015-C04, Class 2M1
2.225%(c)	04/25/28(x)	5,084	5,108,698
Series 2015-C04, Class 2M2
6.075%(c)	04/25/28(x)	2,400	2,596,315
Series 2016-C01, Class 1M2
7.275%(c)	08/25/28(x)	2,892	3,287,081
Series 2016-C01, Class 2M2
7.475%(c)	08/25/28(x)	818	930,394
Series 2016-C02, Class 1M2
6.525%(c)	09/25/28(x)	2,647	2,925,084
Series 2016-C03, Class 1M2
5.825%(c)	10/25/28(x)	432	464,631
Series 2016-C03, Class 2M2
6.425%(c)	10/25/28(x)	2,731	2,981,053
Series 2016-C04, Class 1M2
4.775%(c)	01/25/29(x)	1,227	1,261,543
Series 2016-C05, Class 2M2
4.975%(c)	01/25/29(x)	3,299	3,407,883
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M1
1.975%(c)	09/25/24(x)	611	613,820
Series 2015-DN1, Class M3
4.675%(c)	01/25/25(x)	2,965	3,137,028
Series 2015-DNA2, Class M2
3.125%(c)	12/25/27(x)	1,694	1,729,135
Series 2015-DNA3, Class M3
5.225%(c)	04/25/28(x)	684	726,111
Series 2015-HQ1, Class M2
2.725%(c)	03/25/25(x)	2,420	2,452,038
Series 2015-HQA1, Class M2
3.175%(c)	03/25/28(x)	2,550	2,609,167
Series 2015-HQA2, Class M2
3.325%(c)	05/25/28(x)	2,771	2,862,545
Series 2015-HQA2, Class M3
5.325%(c)	05/25/28(x)	498	532,968
Series 2016-DNA1, Class M2
3.425%(c)	07/25/28(x)	1,141	1,178,864
Series 2016-DNA2, Class M3
5.175%(c)	10/25/28(x)	1,114	1,171,777
Series 2016-DNA3, Class M2
2.525%(c)	12/25/28(x)	713	724,943
Series 2016-DNA4, Class M2
1.824%(c)	03/25/29(x)	634	634,257
Series 2016-HQA1, Class M3
6.875%(c)	09/25/28(x)	1,182	1,332,528
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH1, Class M2, 144A
4.775%(c)	11/25/24	1,220	1,208,432
Series 2015-CH1, Class M1, 144A
2.525%(c)	10/25/25	1,042	1,033,004

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $60,863,937)			62,691,717

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal National Mortgage Assoc.
3.500%	TBA(t)		5,000	5,269,629
Government National Mortgage Assoc.
3.500%	TBA(t)		9,518	10,098,003

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,321,253)				15,367,632

U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Bonds
2.250%	08/15/46		14,785	14,517,022
3.000%	11/15/45		15,105	17,235,047
5.375%	02/15/31		10,235	14,932,302
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		17,876	18,672,281
0.250%	01/15/25		19,872	20,565,529
0.375%	07/15/25		12,947	13,569,175
U.S. Treasury Notes
1.000%	10/31/16(h)		6,640	6,644,389
1.125%	12/31/19(h)		61,781	62,128,518
1.375%	03/31/20-04/30/20		70,435	71,352,749
1.625%	05/15/26		21,720	21,748,844
2.000%	08/31/21-02/15/23		28,864	29,981,879
2.375%	08/15/24		5,160	5,497,820
2.500%	05/15/24		35,065	37,678,430
2.625%	08/15/20		5,590	5,920,598

TOTAL U.S. TREASURY OBLIGATIONS (cost $333,396,169)				340,444,583

			Shares
PREFERRED STOCK — 0.1%
United States
Citigroup Capital XIII, 7.257%(c) (cost $1,358,674)			53,000	1,396,020

TOTAL LONG-TERM INVESTMENTS (cost $1,305,909,940)				1,346,002,852

SHORT-TERM INVESTMENTS — 1.7%
FOREIGN TREASURY OBLIGATION(n) — 0.3%
Japan Treasury Discount Bill (Japan),
Sr. Unsec’d.
0.290%	11/21/16	JPY	390,000	3,847,168

(cost $3,798,014)
AFFILIATED MUTUAL FUNDS — 1.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $7,452,274)(w)			7,452,274	7,452,274
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $10,938,031)(b)(w)			10,938,031	10,938,031

TOTAL AFFILIATED MUTUAL FUNDS (cost $18,390,305)				18,390,305

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTION PURCHASED*
Call Options
Currency Option Canadian Dollar vs Mexican Peso,
expiring 11/18/16, Strike Price 14.00 (cost $304,839)	JPMorgan Chase	488,600	$96,879

TOTAL SHORT-TERM INVESTMENTS (cost $18,695,144)			22,334,352

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.2% (cost $1,324,605,084)			1,368,337,204

OPTIONS WRITTEN*
Put Options
Currency Option Canadian Dollar vs Mexican Peso,
expiring 11/18/16, Strike Price 14.95	JPMorgan Chase	521,755	(544,195)
Currency Option United States Dollar vs Brazilian Real,
expiring 10/11/16, Strike Price 3.46	Morgan Stanley	46,487	(8,031)

TOTAL OPTIONS WRITTEN (premiums received $374,096)			(552,226)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.2% (cost $1,324,230,988)			1,367,784,978
Liabilities in excess of other assets(z) — (1.2)%			(15,616,904)

NET ASSETS — 100.0%			$1,352,168,074

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,615,622; cash collateral of $10,933,990 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC swaps.

(n)	Rate shown reflects yield to maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $14,518,000 is approximately 1.1% of net assets.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
79	20 Year U.S. Treasury Bonds	Dec. 2016	$ 13,502,609	$ 13,284,343	$(218,266)

Short Positions:
631	5 Year U.S. Treasury Notes	Dec. 2016	76,555,008	76,676,359	(121,351)
260	10 Year Canadian Government Bonds	Dec. 2016	29,062,845	29,116,354	(53,509)
7	10 Year Japanese Bonds	Dec. 2016	10,470,786	10,516,050	(45,264)
490	10 Year U.S. Treasury Notes	Dec. 2016	63,906,735	64,251,250	(344,515)
2	30 Year Euro Buxl	Dec. 2016	427,684	431,773	(4,089)

					(568,728)

					$(786,994)

Cash of $1,637,564 has been segregated with Morgan Stanley to cover requirements for open futures contracts at September 30, 2016.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 01/26/17	BNP Paribas	ARS	1,580	$90,828	$97,089	$6,261
Expiring 01/31/17	BNP Paribas	ARS	1,590	90,828	97,424	6,596
Expiring 02/03/17	BNP Paribas	ARS	1,599	90,828	97,847	7,019
Expiring 02/13/17	BNP Paribas	ARS	1,622	91,923	98,857	6,934
Expiring 02/13/17	BNP Paribas	ARS	1,618	91,923	98,577	6,654
Expiring 02/13/17	BNP Paribas	ARS	1,603	90,828	97,680	6,852
Expiring 02/13/17	BNP Paribas	ARS	1,599	90,828	97,403	6,575
Expiring 02/16/17	BNP Paribas	ARS	3,254	183,846	198,005	14,159
Expiring 02/16/17	BNP Paribas	ARS	1,632	91,923	99,282	7,359
Expiring 02/17/17	BNP Paribas	ARS	3,273	183,845	199,033	15,188
Expiring 02/21/17	BNP Paribas	ARS	9,928	551,537	602,718	51,181
Expiring 02/23/17	BNP Paribas	ARS	1,673	91,922	101,477	9,555
Expiring 02/24/17	BNP Paribas	ARS	3,207	175,254	194,445	19,191
Expiring 02/27/17	BNP Paribas	ARS	1,777	95,541	107,595	12,054
Expiring 02/28/17	BNP Paribas	ARS	940	50,132	56,887	6,755
Expiring 03/01/17	BNP Paribas	ARS	953	50,133	57,620	7,487
Expiring 03/02/17	BNP Paribas	ARS	1,076	55,180	65,061	9,881
Australian Dollar,
Expiring 10/28/16	Australia and New Zealand Banking Group	AUD	32,413	24,684,607	24,790,793	106,186
Expiring 10/28/16	Citigroup Global Markets	AUD	4,839	3,650,094	3,700,828	50,734
Brazilian Real,
Expiring 10/04/16	Goldman Sachs & Co.	BRL	91,526	28,266,329	28,110,152	(156,177)
Expiring 10/04/16	Standard Chartered PLC	BRL	91,526	28,194,928	28,110,152	(84,776)
Euro,
Expiring 10/06/16	Bank of New York Mellon	EUR	1,477	1,640,258	1,659,396	19,138
Expiring 10/06/16	Bank of New York Mellon	EUR	632	710,463	709,557	(906)
Expiring 10/06/16	Bank of New York Mellon	EUR	423	477,371	475,398	(1,973)
Expiring 10/06/16	Morgan Stanley	EUR	9,228	10,261,774	10,369,165	107,391
Indian Rupee,
Expiring 12/15/16	Barclays Capital Group	INR	624,697	9,226,066	9,260,371	34,305
Japanese Yen,
Expiring 10/21/16	BNP Paribas	JPY	1,488,068	14,850,179	14,687,641	(162,538)
New Taiwanese Dollar,
Expiring 10/06/16	Standard Chartered PLC	TWD	413,817	13,135,370	13,203,980	68,610
Russian Ruble,
Expiring 10/13/16	Bank of America	RUB	168,580	2,592,147	2,676,026	83,879
Expiring 10/13/16	Royal Bank of Scotland Group PLC	RUB	402,275	6,219,087	6,385,679	166,592
Swedish Krona,
Expiring 12/07/16	Goldman Sachs & Co.	SEK	57,093	6,798,295	6,678,452	(119,843)
Turkish Lira,
Expiring 11/28/16	Goldman Sachs & Co.	TRY	4,917	1,629,020	1,618,406	(10,614)

				$154,503,287	$154,802,996	299,709

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/28/16	BNP Paribas	AUD	37,534	$28,931,218	$28,707,068	$224,150
Brazilian Real,
Expiring 10/04/16	Goldman Sachs & Co.	BRL	91,526	28,194,928	28,110,152	84,776
Expiring 10/04/16	Standard Chartered PLC	BRL	91,526	27,818,298	28,110,152	(291,854)
Expiring 11/03/16	Goldman Sachs & Co.	BRL	91,526	28,034,727	27,863,464	171,263
Expiring 01/04/17	Goldman Sachs & Co.	BRL	9,885	2,149,614	2,953,229	(803,615)
British Pound,
Expiring 11/16/16	Hong Kong & Shanghai Bank	GBP	46,858	60,880,119	60,790,965	89,154

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar,
Expiring 11/10/16	Standard Chartered PLC	CAD	183,203	$142,703,944	$139,685,250	$3,018,694
Euro,
Expiring 10/06/16	Bank of New York Mellon	EUR	12,601	14,064,038	14,159,396	(95,358)
Expiring 10/06/16	Bank of New York Mellon	EUR	2,661	2,941,087	2,990,524	(49,437)
Expiring 10/06/16	Bank of New York Mellon	EUR	824	929,413	925,535	3,878
Expiring 10/06/16	Bank of New York Mellon	EUR	266	293,222	298,381	(5,159)
Expiring 10/06/16	Citigroup Global Markets	EUR	218,054	242,066,220	245,022,063	(2,955,843)
Expiring 10/06/16	Citigroup Global Markets	EUR	3,316	3,685,475	3,725,672	(40,197)
Japanese Yen,
Expiring 10/21/16	Bank of New York Mellon	JPY	359,841	3,567,519	3,551,733	15,786
Expiring 10/21/16	Citigroup Global Markets	JPY	9,355,239	92,598,535	92,338,769	259,766
Expiring 10/21/16	Citigroup Global Markets	JPY	390,214	3,805,259	3,851,516	(46,257)
Expiring 10/21/16	Goldman Sachs & Co.	JPY	216,632	2,147,396	2,138,212	9,184
Expiring 10/21/16	Hong Kong & Shanghai Bank	JPY	1,120,907	11,039,908	11,063,661	(23,753)
Expiring 10/21/16	Hong Kong & Shanghai Bank	JPY	143,996	1,440,810	1,421,280	19,530
Mexican Peso,
Expiring 11/22/16	Goldman Sachs & Co.	MXN	565,835	28,681,822	29,002,685	(320,863)
New Taiwanese Dollar,
Expiring 10/06/16	Hong Kong & Shanghai Bank	TWD	411,450	12,985,640	13,128,464	(142,824)
New Zealand Dollar,
Expiring 10/14/16	JPMorgan Chase	NZD	3,108	2,175,873	2,261,918	(86,045)
Polish Zloty,
Expiring 10/07/16	Standard Chartered PLC	PLN	6,582	1,654,250	1,720,849	(66,599)
Russian Ruble,
Expiring 10/13/16	Goldman Sachs & Co.	RUB	572,215	8,839,006	9,083,284	(244,278)
Singapore Dollar,
Expiring 12/14/16	Standard Chartered PLC	SGD	46,005	33,784,620	33,746,084	38,536
South African Rand,
Expiring 11/18/16	JPMorgan Chase	ZAR	74,639	5,441,999	5,386,734	55,265

				$790,854,940	$792,037,040	(1,182,100)

						$(882,391)

Cross currency exchange contract outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
11/23/16	Buy	CAD	19,195	MXN	276,771	$452,049	JPMorgan Chase
11/23/16	Buy	MXN	276,772	CAD	19,195	(452,008)	BNP Paribas

						$41

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP	37,950	05/21/18	0.780%	6 Month LIBOR(1)	$—	$263,584	$263,584
GBP	37,950	02/20/19	0.878%	6 Month LIBOR(2)	—	(462,693)	(462,693)

					$—	$(199,109)	$(199,109)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.BBB	05/11/63	3.000%	5,879	$(524,331)	$(363,598)	$(160,733)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	5,151	(459,506)	(386,626)	(72,880)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	2,633	(234,830)	(163,295)	(71,535)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000%	1,292	(115,229)	(85,946)	(29,283)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%	574	(51,205)	(45,935)	(5,270)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000%	11,150	(993,732)	(210,581)	(783,151)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	8,500	(757,553)	(110,120)	(647,433)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,600	(588,218)	(107,510)	(480,708)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	6,000	(534,744)	(80,225)	(454,519)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000%	1,896	(169,100)	(121,746)	(47,354)	Credit Suisse First Boston Corp.

				$(4,428,448)	$(1,675,582)	$(2,752,866)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.26	06/20/21	5.000%	26,980	$1,259,966	$1,433,543	$173,577
CDX.NA.IG.S27.V1	12/20/21	1.000%	78,890	773,468	1,007,907	234,439

				$2,033,434	$2,441,450	$408,016

Cash of $3,343,281 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
Collaterized Loan Obligation	$—	$1,304,626	$—
Commercial Mortgage-Backed Securities	—	36,478,798	—
Corporate Bonds
Australia	—	8,054,052	—
Brazil	—	10,432,371	—
Canada	—	5,939,414	—
China	—	207,181	—
Denmark	—	1,875,540	—
France	—	14,087,343	—
Germany	—	5,157,416	—
Ireland	—	1,370,820	—
Israel	—	4,019,554	—
Italy	—	2,945,356	—
Japan	—	436,024	—
Kazakhstan	—	1,411,740	—
Mexico	—	5,860,233	—
Netherlands	—	13,940,427	—
New Zealand	—	632,156	—
Norway	—	1,314,607	—
Peru	—	3,461,100	—
Spain	—	6,654,588	—
Sweden	—	5,174,517	—
Switzerland	—	12,803,793	—
United Arab Emirates	—	365,150	—
United Kingdom	—	32,517,996	—
United States	—	184,453,107	—
Foreign Government Bonds	—	562,204,991	—
Residential Mortgage-Backed Securities	—	62,691,717	—
U.S. Government Agency Obligations	—	15,367,632	—
U.S. Treasury Obligations	—	340,444,583	—
Preferred Stock
United States	1,396,020	—	—
Foreign Treasury Obligation	—	3,847,168	—
Affiliated Mutual Funds	18,390,305	—	—
Option Purchased	—	96,879	—
Options Written	—	(552,226)	—
Other Financial Instruments*
Futures Contracts	(786,994)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(882,391)	—
OTC Cross Currency Exchange Contracts	—	41	—
Centrally Cleared Interest Rate Swap Agreements	—	(199,109)	—
OTC Credit Default Swap Agreements	—	(4,428,448)	—
Centrally Cleared Credit Default Swap Agreements	—	408,016	—

Total	$18,999,331	$1,342,896,762	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Foreign Government Bonds	41.8%
U.S. Treasury Obligations	25.2
Banks	7.2
Residential Mortgage-Backed Securities	4.6
Commercial Mortgage-Backed Securities	2.7
Media	1.5
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	1.4
Oil & Gas	1.4
Pipelines	1.2
U.S. Government Agency Obligations	1.1
Telecommunications	1.1
Pharmaceuticals	1.0
Computers	0.8
Healthcare-Services	0.7
Mining	0.7
Electric	0.7
Commercial Services	0.7
Agriculture	0.5
Iron/Steel	0.5
Auto Manufacturers	0.4
Transportation	0.4
Multi-National	0.4
Semiconductors	0.4
Retail	0.4
Savings & Loans	0.3

Leisure Time	0.3%
Insurance	0.3
Foods	0.3
Diversified Financial Services	0.3
Foreign Treasury Obligation	0.3
Housewares	0.2
Packaging & Containers	0.2
Real Estate Investment Trusts (REITs)	0.2
Internet	0.2
Trucking & Leasing	0.2
Healthcare-Products	0.2
Biotechnology	0.2
Chemicals	0.1
Home Builders	0.1
Entertainment	0.1
Oil & Gas Services	0.1
Auto Parts & Equipment	0.1
Environmental Control	0.1
Collateralized Loan Obligation	0.1
Water	0.1
Engineering & Construction	0.1
Metal Fabricate/Hardware	0.1
Machinery-Diversified	0.1
Miscellaneous Manufacturing	0.1

101.2
Liabilities in excess of other assets	(1.2)

100.0%

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Credit contracts	$(4,020,432)
Foreign exchange contracts	(1,337,697)
Interest rate contracts	(986,103)

Total	$(6,344,232)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.0%
AFFILIATED EXCHANGE TRADED FUND
iShares JPMorgan USD Emerging Markets Bond (cost $11,455)	100	$11,721

AFFILIATED MUTUAL FUNDS — 56.5%
AST AQR Emerging Markets Equity Portfolio*	12,751,295	124,452,642
AST BlackRock Low Duration Bond Portfolio*	69,159	731,006
AST BlackRock/Loomis Sayles Bond Portfolio*	2,001,006	26,813,481
AST Boston Partners Large-Cap Value Portfolio*	1,937,970	35,445,477
AST ClearBridge Dividend Growth Portfolio*	2,393,225	34,318,846
AST Cohen & Steers Realty Portfolio*	21,256,281	237,645,216
AST Global Real Estate Portfolio*	30,078,148	358,230,743
AST Goldman Sachs Large-Cap Value Portfolio*	1,346,005	35,830,655
AST Goldman Sachs Mid-Cap Growth Portfolio*	13,210,985	100,667,703
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	82,491,318
AST Goldman Sachs Strategic Income Portfolio*	849,313	8,127,923
AST Government Money Market Portfolio*	246,715	246,715
AST High Yield Portfolio*	38,858,881	357,890,290
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,576,837	35,636,521
AST International Growth Portfolio*	15,097,815	215,445,825
AST International Value Portfolio*	19,095,936	333,224,075
AST Jennison Large-Cap Growth Portfolio*	1,016,383	23,722,386
AST Loomis Sayles Large-Cap Growth Portfolio*	831,609	32,715,513
AST Lord Abbett Core Fixed Income Portfolio*	6,129,574	77,232,629
AST MFS Growth Portfolio*	1,339,814	24,786,565
AST MFS Large-Cap Value Portfolio*	3,607,930	59,314,372
AST Morgan Stanley Multi Asset Portfolio*	1,300,000	11,622,000
AST Neuberger Berman Long/Short Portfolio*	1,000,000	9,820,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,849,267	109,280,696
AST Parametric Emerging Markets Equity Portfolio*	12,733,654	104,415,966
AST Prudential Core Bond Portfolio*	7,282,934	87,395,205
AST QMA Emerging Markets Equity Portfolio*	8,343,889	75,679,071
AST QMA International Core Equity Portfolio*	12,637,319	131,428,112
AST QMA US Equity Alpha Portfolio*	8,508,292	200,625,535
AST Small-Cap Growth Opportunities Portfolio*	634,290	9,457,267
AST Small-Cap Growth Portfolio*	327,909	11,362,041
AST Small-Cap Value Portfolio*	4,292,945	100,068,537
AST T. Rowe Price Large-Cap Growth Portfolio*	754,535	18,637,011
AST T. Rowe Price Natural Resources Portfolio*	1,899,717	38,773,220
AST Value Equity Portfolio*	728,468	9,142,268
AST WEDGE Capital Mid-Cap Value Portfolio*	5,551,455	115,359,240
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,796,000

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	4,823,922	$59,527,199

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,658,146,691)(w)		3,310,359,269

COMMON STOCKS — 8.1%
Aerospace & Defense — 0.1%
BWX Technologies, Inc.(u)	14,900	571,713
Curtiss-Wright Corp.	3,970	361,707
General Dynamics Corp.	990	153,608
Huntington Ingalls Industries, Inc.(u)	4,600	705,732
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	12,800	570,112
Textron, Inc. (Class V Stock)(u)	12,310	489,323
United Technologies Corp.(u)	2,120	215,392

		3,067,587

Air Freight & Logistics — 0.1%
FedEx Corp.	23,334	4,075,983

Airlines
Delta Air Lines, Inc.(u)	7,002	275,599
JetBlue Airways Corp.*(u)	800	13,792
Southwest Airlines Co.(u)	15,900	618,351
United Continental Holdings, Inc.*(u)	17,190	901,959
Virgin America, Inc.*(a)	4,842	259,095

		2,068,796

Auto Components
Cooper Tire & Rubber Co.(u)	4,000	152,080
Cooper-Standard Holding, Inc.*(u)	1,600	158,080
Dana, Inc.(u)	18,200	283,738
Delphi Automotive PLC (United Kingdom)	2,450	174,734
Drew Industries, Inc.(u)	1,200	117,624
Johnson Controls International PLC	17	792
Lear Corp.(u)	4,900	593,978
Tenneco, Inc.*(u)	5,600	326,312
Visteon Corp.(u)	3,900	279,474

		2,086,812

Automobiles
Ferrari NV (Italy)	2,502	129,779
General Motors Co.(u)	9,600	304,992
Thor Industries, Inc.(u)	8,500	719,950

		1,154,721

Banks — 0.1%
Bank of America Corp.(u)	51,307	802,955
Cardinal Financial Corp.	4,831	126,041
Citigroup, Inc.(u)	13,550	639,966
Citizens Financial Group, Inc.(u)	36,960	913,282
East West Bancorp, Inc.(u)	7,810	286,705
Financial Institutions, Inc.(u)	3,500	94,885
First Banks, Inc.*^(g)	211	68,651
First Interstate BancSystem, Inc. (Class A Stock)(u)	4,000	126,040
JPMorgan Chase & Co.(u)	9,400	625,946
KeyCorp(u)	39,770	484,001
PNC Financial Services Group, Inc. (The)(u)	4,100	369,369
PrivateBancorp, Inc.	7,723	354,640
Regions Financial Corp.(u)	30,140	297,482
Suffolk Bancorp	4,123	143,357
SunTrust Banks, Inc.(u)	8,300	363,540

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
TCF Financial Corp.(u)	9,920	$143,939
Yadkin Financial Corp.	11,039	290,215
Zions Bancorporation	7,570	234,821

		6,365,835

Beverages — 0.1%
Boston Beer Co., Inc. (The) (Class A Stock)*	380	58,999
Constellation Brands, Inc. (Class A Stock)	4,400	732,556
Dr. Pepper Snapple Group, Inc.(u)	6,100	556,991
Molson Coors Brewing Co. (Class B Stock)(u)	10,620	1,166,076
PepsiCo, Inc.(u)	7,910	860,371

		3,374,993

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*(u)	11,400	238,032
Alexion Pharmaceuticals, Inc.*(u)	2,163	265,054
Amgen, Inc.(u)	3,700	617,197
Aptevo Therapeutics, Inc.*	34,082	87,250
Biogen, Inc.*(u)	3,460	1,083,084
BioMarin Pharmaceutical, Inc.*	710	65,689
Celgene Corp.*(u)	6,347	663,452
Cepheid*	16,048	845,569
Emergent BioSolutions, Inc.*(u)	6,900	217,557
Genomic Health, Inc.*(u)	2,300	66,516
Gilead Sciences, Inc.(u)	5,200	411,424
Incyte Corp.*(u)	6,890	649,658
Raptor Pharmaceutical Corp.*	33,902	304,101
Regeneron Pharmaceuticals, Inc.*(u)	1,090	438,202
Tobira Therapeutics, Inc.*	2,295	91,203
United Therapeutics Corp.*(u)	2,200	259,776
Vanda Pharmaceuticals, Inc.*(u)	7,000	116,480
Vertex Pharmaceuticals, Inc.*(u)	9,680	844,193
Vitae Pharmaceuticals, Inc.*	5,944	124,348

		7,388,785

Building Products
Allegion PLC(u)	1,560	107,500
American Woodmark Corp.*(u)	1,300	104,741
Armstrong Flooring, Inc.*	5,988	113,053
Continental Building Products, Inc.*(u)	4,800	100,752
Lennox International, Inc.	2,170	340,755
Masco Corp.(u)	13,300	456,323
Owens Corning(u)	10,900	581,951
Patrick Industries, Inc.*(u)	3,150	195,048
Universal Forest Products, Inc.(u)	1,600	157,584

		2,157,707

Capital Markets — 0.2%
Affiliated Managers Group, Inc.*	500	72,350
American Capital Ltd.*	8,995	152,105
Ameriprise Financial, Inc.(u)	2,400	239,448
Arowana, Inc. (Australia)*	87,080	887,345
Bank of New York Mellon Corp. (The)	3,330	132,800
Bats Global Markets, Inc.	10,283	309,827
Charles Schwab Corp. (The)(u)	17,237	544,172
Gibraltar Growth Corp. (Canada) (Class A Stock)*	126,000	941,194
Hydra Industries Acquisition Corp.*(u)	18,718	186,431

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Intercontinental Exchange, Inc.	2,030	$546,801
INTL. FCStone, Inc.*(u)	2,200	85,470
Jensyn Acquisition Corp., UTS*(a)	26,000	260,780
Limbach Holdings, Inc.*	1	12
M I Acquisitions, Inc.*	250,000	2,505,000
M III Acquisition Corp., UTS*	156,509	1,533,788
Mandatory Exchangeable Trust (China)	7,077	913,428
Morgan Stanley(u)	12,969	415,786
Morningstar, Inc.(u)	2,300	182,321
NorthStar Asset Management Group, Inc.	8,904	115,129
Origo Acquisition Corp.*(g)	24,500	252,595
Pacific Special Acquisition Corp. (China)*	41,500	425,375
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)*^(f)(g)	1,248,607	56,450
Piper Jaffray Cos.*(u)	2,600	125,580
PJT Partners, Inc. (Class A Stock)(a)	3,072	83,773
Raymond James Financial, Inc.(u)	7,900	459,859
Saban Capital Acquisition Corp., UTS*	16,000	161,280
State Street Corp.	1,370	95,393
Stellar Acquisition III, Inc. (Greece)*	200,000	1,994,000
TPT Acquisition, Inc.*^(g)	2,050	—

		13,678,492

Chemicals — 0.1%
Agrium, Inc. (Canada)	1,358	123,157
Air Products & Chemicals, Inc.(u)	400	60,136
Cabot Corp.(u)	9,200	482,172
Celanese Corp. (Class A Stock)(u)	8,800	585,728
Chemours Co. (The)	8,006	128,096
Chemtura Corp.*	11,390	373,706
Dow Chemical Co. (The)(a)	19,105	990,213
E.I. du Pont de Nemours & Co.	2,870	192,204
Eastman Chemical Co.(u)	10,320	698,458
FutureFuel Corp.(u)	3,800	42,864
GCP Applied Technologies, Inc.*(u)	9,278	262,753
Huntsman Corp.(u)	25,000	406,750
Ingevity Corp.*	2,282	105,200
Koppers Holdings, Inc.*(u)	2,000	64,360
LyondellBasell Industries NV (Class A Stock)(u)	6,600	532,356
Monsanto Co.	4,310	440,482
Mosaic Co. (The)	9,060	221,608
Trinseo SA(u)	7,500	424,200
Valspar Corp. (The)	2,323	246,401
Westlake Chemical Corp.(u)	13,490	721,715

		7,102,559

Commercial Services & Supplies
Brink’s Co. (The)(u)	3,800	140,904
Deluxe Corp.(u)	6,200	414,284
G&K Services, Inc. (Class A Stock)(a)	4,671	446,034
Herman Miller, Inc.(u)	3,800	108,680
Knoll, Inc.(u)	3,800	86,830
RR Donnelley & Sons Co.(u)	2,500	39,300
Steelcase, Inc. (Class A Stock)(u)	9,400	130,566

		1,366,598

Communications Equipment — 0.1%
Arista Networks, Inc.*(u)	7,900	672,132
Brocade Communications Systems, Inc.(u)	37,100	342,433

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
CommScope Holding Co., Inc.*(u)	10,900	$328,199
F5 Networks, Inc.*(u)	4,700	585,808
Ixia*(u)	5,000	62,500
Juniper Networks, Inc.(u)	23,600	567,816
NETGEAR, Inc.*(u)	7,100	429,479
Plantronics, Inc.(u)	4,500	233,820
ShoreTel, Inc.*(u)	9,500	76,000
Telestone Technologies Corp. (China)*	12,647	1

		3,298,188

Construction & Engineering — 0.4%
Argan, Inc.(u)	2,600	153,894
Comfort Systems USA, Inc.(u)	3,100	90,861
Eiffage SA (France)	109,810	8,533,876
EMCOR Group, Inc.(u)	7,100	423,302
Ferrovial SA (Spain)	252,048	5,366,825
Fluor Corp.	4,570	234,532
KBR, Inc.(u)	32,500	491,725
Vinci SA (France)	81,291	6,225,165

		21,520,180

Construction Materials
Headwaters, Inc.*(u)	11,900	201,348
Martin Marietta Materials, Inc.(u)	1,470	263,292
Tecnoglass, Inc. (Colombia)(a)	11,463	138,014
Vulcan Materials Co.(u)	2,280	259,304

		861,958

Consumer Finance
Ally Financial, Inc.(u)	14,800	288,156
Discover Financial Services	1,960	110,838
FirstCash, Inc.	1	47
Navient Corp.(u)	32,500	470,275
Nelnet, Inc. (Class A Stock)(u)	14,800	597,476

		1,466,792

Containers & Packaging — 0.1%
AEP Industries, Inc.	5,544	606,347
Ball Corp.	3,580	293,381
Berry Plastics Group, Inc.*(u)	1,900	83,315
Crown Holdings, Inc.*(u)	21,997	1,255,809
Greif, Inc. (Class A Stock)(u)	6,200	307,458
Owens-Illinois, Inc.*(u)	17,500	321,825
Sealed Air Corp.	2,650	121,423
WestRock Co.	3,640	176,467

		3,166,025

Diversified Consumer Services
Apollo Education Group, Inc.*	12,941	102,881
Education Management Corp.*	1,705,876	10,235

		113,116

Diversified Financial Services
Rescap Liquidating Trust, UTS*	20,432	201,255
Voya Financial, Inc.(u)	10,540	303,763

		505,018

Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA (Spain)	165,319	2,991,749
HKBN Ltd. (Hong Kong)	1,150,581	1,299,231
Infrastrutture Wireless Italiane SpA (Italy)	471,496	2,320,517

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Infrastrutture Wireless Italiane SpA (Italy), 144A(g)	251,747	$1,238,999
Inteliquent, Inc.(u)	11,900	192,066
Manitoba Telecom Services, Inc. (Canada)	7,271	208,938
SBA Communications Corp. (Class A Stock)*	970	108,795
Verizon Communications, Inc.(u)	11,600	602,968

		8,963,263

Electric Utilities — 1.0%
American Electric Power Co., Inc.(u)	104,094	6,683,876
DONG Energy A/S (Denmark)*	55,901	2,325,138
DONG Energy A/S (Denmark), 144A*(g)	12,774	531,320
Edison International(u)	108,721	7,855,092
Empire District Electric Co. (The)	7,008	239,253
Enel SpA (Italy)	715,463	3,188,636
Entergy Corp.(u)	7,500	575,475
Exelon Corp.(u)	138,709	4,617,623
FirstEnergy Corp.(u)	15,400	509,432
Fortis, Inc. (Canada)(a)	80,340	2,583,593
Hawaiian Electric Industries, Inc.(u)	4,000	119,400
ITC Holdings Corp.(u)	15,483	719,650
NextEra Energy, Inc.(u)	94,577	11,568,659
PG&E Corp.	172,959	10,579,902
Power Grid Corp. of India Ltd. (India)	1,007,925	2,676,085
PPL Corp.(u)	15,900	549,663
Westar Energy, Inc.	7,431	421,709
Xcel Energy, Inc.(u)	10,265	422,302

		56,166,808

Electrical Equipment
Eaton Corp. PLC(u)	13,870	911,398
Regal Beloit Corp.(u)	3,300	196,317

		1,107,715

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	4,400	283,800
Arrow Electronics, Inc.*(u)	9,000	575,730
CDW Corp.(u)	10,300	471,019
DTS, Inc.	687	29,225
Gerber Scientific Escrow Shares*^(g)(u)	101,412	—
Ingram Micro, Inc. (Class A Stock)	3,860	137,648
Insight Enterprises, Inc.*(u)	2,500	81,375
Itron, Inc.*(u)	1,500	83,640
Jabil Circuit, Inc.(u)	2,300	50,186
Rofin-Sinar Technologies, Inc.*	6,375	205,147
Sanmina Corp.*(u)	4,600	130,962
ScanSource, Inc.*(u)	1,800	65,700
SYNNEX Corp.(u)	2,900	330,919
TE Connectivity Ltd. (Switzerland)(u)	7,030	452,591
Vishay Intertechnology, Inc.(u)	2,900	40,861
Zebra Technologies Corp. (Class A Stock)*(u)	600	41,766

		2,980,569

Energy Equipment & Services
Atwood Oceanics, Inc.(u)	8,900	77,341
Diamond Offshore Drilling, Inc.(u)	4,300	75,723
Ensco PLC (Class A Stock)(u)	67,300	572,050
FMC Technologies, Inc.*	6,656	197,484
McDermott International, Inc.*(u)	24,000	120,240
Nabors Industries Ltd.(u)	26,700	324,672

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	1,900	$149,416
Unit Corp.*(u)	2,300	42,780
Weatherford International PLC*(u)	47,400	266,388

		1,826,094

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Assets Trust, Inc.(u)	4,400	190,872
American Campus Communities, Inc.(u)	5,000	254,350
American Tower Corp.	46,383	5,256,585
Apple Hospitality REIT, Inc.(u)	5,800	107,358
Ashford Hospitality Trust, Inc.(u)	9,900	58,311
AvalonBay Communities, Inc.(u)	2,480	441,043
Boston Properties, Inc.	760	103,580
Brixmor Property Group, Inc.(u)	14,400	400,176
Care Capital Properties, Inc.(u)	2,269	64,667
CBL & Associates Properties, Inc.(u)	4,700	57,058
Chatham Lodging Trust(u)	4,800	92,400
Crown Castle International Corp.	51,326	4,835,422
CyrusOne, Inc.	85,343	4,059,767
Equinix, Inc.	390	140,497
Equity Commonwealth*(u)	4,700	142,034
Forest City Realty Trust, Inc. (Class A Stock)(u)	16,900	390,897
Franklin Street Properties Corp.(u)	16,800	211,680
GEO Group, Inc. (The)(u)	16,300	387,614
Hospitality Properties Trust(u)	8,800	261,536
Hudson Pacific Properties, Inc.(u)	2,500	82,175
Kimco Realty Corp.(u)	14,620	423,249
Kite Realty Group Trust(u)	1,400	38,808
Lexington Realty Trust(u)	21,000	216,300
NorthStar Realty Finance Corp.(u)	16,987	223,719
Outfront Media, Inc.(u)	3,200	75,680
Paramount Group, Inc.(u)	4,400	72,116
Parkway Properties, Inc.	2,195	37,337
Post Properties, Inc.	6,208	410,535
Regency Centers Corp.	1,430	110,811
RLJ Lodging Trust(u)	3,500	73,605
Ryman Hospitality Properties, Inc.(u)	2,400	115,584
SL Green Realty Corp.(u)	4,485	484,829
STORE Capital Corp.	3,610	106,387
VEREIT, Inc.(u)	22,900	237,473
Washington Prime Group, Inc.(u)	5,700	70,566
WP Carey, Inc.(u)	2,800	180,684

		20,415,705

Food & Staples Retailing — 0.1%
Costco Wholesale Corp.(u)	4,213	642,525
Ingles Markets, Inc. (Class A Stock)(u)	2,700	106,758
Kroger Co. (The)(u)	20,275	601,762
Rite Aid Corp.*	36,835	283,261
Walgreens Boots Alliance, Inc.	2,550	205,581
Wal-Mart Stores, Inc.(u)	7,700	555,324

		2,395,211

Food Products — 0.1%
Blue Buffalo Pet Products, Inc.*(u)	11,500	273,240
Bunge Ltd.(u)	10,400	615,992
ConAgra Foods, Inc.(u)	18,100	852,691
Fresh Del Monte Produce, Inc.(u)	600	35,940
Ingredion, Inc.(u)	2,100	279,426

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)(u)	14,135	$620,527
Pilgrim’s Pride Corp.(u)	12,900	272,448
Post Holdings, Inc.*(u)	3,160	243,857
Sanderson Farms, Inc.(u)	6,400	616,512
Seaboard Corp.*(u)	30	103,200
Tyson Foods, Inc. (Class A Stock)(u)	10,000	746,700
WhiteWave Foods Co. (The)*	9,507	517,466

		5,177,999

Gas Utilities — 0.2%
Atmos Energy Corp.	70,977	5,285,657
Infraestructura Energetica Nova SAB de CV (Mexico)(a)	973,401	3,791,745
Piedmont Natural Gas Co., Inc.	83	4,983
Snam SpA (Italy)	485,457	2,691,808
UGI Corp.(u)	15,600	705,744

		12,479,937

Health Care Equipment & Supplies — 0.1%
ABIOMED, Inc.*(u)	5,600	720,048
Alere, Inc.*(u)	16,177	699,493
Align Technology, Inc.*(u)	3,800	356,250
Atrion Corp.(u)	300	127,980
Baxter International, Inc.(u)	8,400	399,840
Becton, Dickinson and Co.(u)	1,200	215,676
Boston Scientific Corp.*(u)	8,280	197,064
C.R. Bard, Inc.(u)	3,300	740,124
Cantel Medical Corp.(u)	1,400	109,172
Edwards Lifesciences Corp.*(u)	6,900	831,864
EndoChoice Holdings, Inc.*	20,919	166,934
Hill-Rom Holdings, Inc.(u)	4,700	291,306
Hologic, Inc.*(u)	16,100	625,163
Masimo Corp.*(u)	3,700	220,113
Rotech Healthcare, Inc.(original cost $58,278; purchased 01/17/14)*^(f)(g)	5,517	82,759
St. Jude Medical, Inc.	10,338	824,559
West Pharmaceutical Services, Inc.(u)	3,900	290,550

		6,898,895

Health Care Providers & Services — 0.1%
Aetna, Inc.(u)	9,195	1,061,563
Anthem, Inc.(u)	4,500	563,895
Envision Healthcare Holdings, Inc.*	17,807	396,562
Express Scripts Holding Co.*(u)	7,900	557,187
Humana, Inc.	6,939	1,227,440
Magellan Health, Inc.*(u)	1,900	102,087
National HealthCare Corp.(u)	600	39,594
Quorum Health Corp.*	9,190	57,621
UnitedHealth Group, Inc.(u)	5,090	712,600
Universal Health Services, Inc. (Class B Stock)(u)	4,500	554,490
VCA, Inc.*(u)	3,100	216,938
WellCare Health Plans, Inc.*(u)	5,100	597,159

		6,087,136

Health Care Technology
Cerner Corp.*(u)	8,900	549,575
HMS Holdings Corp.*(u)	3,000	66,510
Press Ganey Holdings, Inc.*	4,466	180,426

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
Veeva Systems, Inc. (Class A Stock)*(u)	9,900	$408,672

		1,205,183

Hotels, Restaurants & Leisure — 0.1%
Biglari Holdings, Inc.*(u)	500	218,010
BJ’s Restaurants, Inc.*(u)	2,700	95,985
Bloomin’ Brands, Inc.(u)	12,600	217,224
Brinker International, Inc.(u)	1,400	70,602
Carnival Corp.(u)	7,910	386,166
Denny’s Corp.*(u)	12,900	137,901
DineEquity, Inc.(u)	3,000	237,570
Extended Stay America, Inc., UTS(u)	8,900	126,380
Fiesta Restaurant Group, Inc.*(u)	3,400	81,600
Hyatt Hotels Corp. (Class A Stock)*(u)	1,900	93,518
Interval Leisure Group, Inc.	127	2,181
Isle of Capri Casinos, Inc.*	14,574	324,709
Jack in the Box, Inc.(u)	1,000	95,940
Marriott International, Inc. (Class A Stock)	1	67
Marriott Vacations Worldwide Corp.(u)	2,500	183,300
Papa John’s International, Inc.(u)	1,600	126,160
Royal Caribbean Cruises Ltd.(u)	19,408	1,454,630
Ruth’s Hospitality Group, Inc.(u)	6,700	94,604
Starbucks Corp.	14,660	793,692
Texas Roadhouse, Inc.(u)	8,200	320,046
Whistler Blackcomb Holdings, Inc. (Canada)	10,037	286,127
Wyndham Worldwide Corp.(u)	5,200	350,116

		5,696,528

Household Durables — 0.1%
D.R. Horton, Inc.(u)	39,450	1,191,390
Harman International Industries, Inc.	1,030	86,984
iRobot Corp.*(u)	2,000	87,960
La-Z-Boy, Inc.(u)	13,900	341,384
MDC Holdings, Inc.	6,970	179,826
Meritage Homes Corp.*(u)	1,700	58,990
NACCO Industries, Inc. (Class A Stock)(u)	1,500	101,940
NVR, Inc.*(u)	150	245,981
PulteGroup, Inc.(u)	9,787	196,131
Taylor Morrison Home Corp. (Class A Stock)*(u)	3,400	59,840
Tempur Sealy International, Inc.*(u)	1,200	68,088
TRI Pointe Group, Inc.*(u)	13,000	171,340
WCI Communities, Inc.*	680	16,130

		2,805,984

Household Products
Clorox Co. (The)(u)	4,300	538,274
Colgate-Palmolive Co.(u)	3,500	259,490
Kimberly-Clark Corp.	2,150	271,201

		1,068,965

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.(u)	50,000	642,500
Atlantica Yield PLC (Spain)(a)	136,065	2,586,596
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	2,431,666	1,992,481
Dynegy, Inc.*	12,575	1,018,575
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	7,133,191	2,507,896
NRG Energy, Inc.(u)	13,800	154,698

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Talen Energy Corp.*	10,963	$151,838

		9,054,584

Industrial Conglomerates
Carlisle Cos., Inc.(u)	4,700	482,079
Honeywell International, Inc. (Class A Stock)(u)	7,478	871,860

		1,353,939

Insurance — 0.1%
Allstate Corp. (The)(u)	8,200	567,276
American Financial Group, Inc.(u)	10,000	750,000
Arthur J Gallagher & Co.(u)	8,730	444,095
Assured Guaranty Ltd.(u)	16,200	449,550
Chubb Ltd.(u)	9,880	1,241,422
Everest Re Group Ltd.	2,540	482,524
Fidelity & Guaranty Life(a)	13,693	317,541
Hartford Financial Services Group, Inc. (The)	9,060	387,949
HCI Group, Inc.(u)	1,600	48,576
Lincoln National Corp.	2,490	116,980
MetLife, Inc.(u)	17,515	778,191
National Interstate Corp.	2,149	69,907
Old Republic International Corp.(u)	20,800	366,496
Unum Group(u)	4,800	169,488
XL Group Ltd. (Ireland)(u)	15,000	504,450

		6,694,445

Internet & Direct Marketing Retail
Amazon.com, Inc.*(u)	1,370	1,147,115
Blue Nile, Inc.(u)	1,500	51,630
FTD Cos., Inc.*(u)	3,120	64,178
HSN, Inc.(u)	2,000	79,600
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	17,700	354,177
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	4,700	102,695
Nutrisystem, Inc.(u)	3,700	109,853

		1,909,248

Internet Software & Services — 0.2%
Alphabet, Inc. (Class C Stock)*(u)	2,789	2,167,861
Apigee Corp.*	3,319	57,751
CoStar Group, Inc.*(u)	1,300	281,489
Cvent, Inc.*	4,081	129,408
eBay, Inc.*(u)	16,500	542,850
Facebook, Inc. (Class A Stock)*(u)	11,654	1,494,859
Global Sources Ltd. (Hong Kong)*(u)	4,491	38,083
IAC/InterActiveCorp(u)	3,000	187,410
inContact, Inc.*	10,614	148,384
LinkedIn Corp. (Class A Stock)*	779	148,882
Monster Worldwide, Inc.*	11,293	40,768
Rackspace Hosting, Inc.*	14,541	460,804
RetailMeNot, Inc.*(u)	8,000	79,120
Yahoo!, Inc.*(u)	115,069	4,959,474

		10,737,143

IT Services — 0.1%
Accenture PLC (Class A Stock)(u)	5,821	711,152
Aspire Holdings Ltd.*^(g)	64,356	1
Black Knight Financial Services, Inc. (Class A Stock)*(u)	1,400	57,260

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Booz Allen Hamilton Holding Corp.(u)	8,400	$265,524
Cardtronics PLC (Class A Stock)*(u)	3,200	142,720
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	3,870	184,638
CoreLogic, Inc.*(u)	3,700	145,114
DST Systems, Inc.(u)	4,800	566,016
Euronet Worldwide, Inc.*(u)	800	65,464
Fidelity National Information Services, Inc.(u)	9,232	711,141
First Data Corp. (Class A Stock)*(u)	67,070	882,641
Fiserv, Inc.*(u)	3,500	348,145
Leidos Holdings, Inc.(u)	8,700	376,536
Science Applications International Corp.(u)	1,500	104,055
Syntel, Inc.*(u)	2,000	83,820
Total System Services, Inc.(u)	6,800	320,620
Travelport Worldwide Ltd.(u)	7,500	112,725
Visa, Inc. (Class A Stock)	3,710	306,817
WEX, Inc.*(u)	3,840	415,066

		5,799,455

Leisure Products
Brunswick Corp.(u)	1,700	82,926
Smith & Wesson Holding Corp.*(u)	11,500	305,785
Sturm Ruger & Co., Inc.(u)	2,300	132,848

		521,559

Life Sciences Tools & Services
Bruker Corp.(u)	11,100	251,415
Charles River Laboratories International, Inc.*(u)	6,900	575,046
Illumina, Inc.*(u)	1,210	219,809
PRA Health Sciences, Inc.*(u)	3,400	192,134
Quintiles IMS Holdings, Inc.*	1,726	139,910
VWR Corp.*(u)	6,400	181,504

		1,559,818

Machinery — 0.1%
Colfax Corp.*(u)	4,800	150,864
Crane Co.(u)	600	37,806
Fortive Corp.	2,996	152,496
Global Brass & Copper Holdings, Inc.(u)	2,000	57,780
Hillenbrand, Inc.(u)	1,900	60,116
Hyster-Yale Materials Handling, Inc.(u)	2,500	150,325
Ingersoll-Rand PLC(u)	9,860	669,888
Joy Global, Inc.	6,612	183,417
KUKA AG (Germany)*	980	118,521
Manitowoc Co., Inc. (The)	23,685	113,451
Manitowoc Foodservice, Inc.*	5,935	96,266
Meritor, Inc.*(u)	10,400	115,752
PACCAR, Inc.	1,880	110,506
Pentair PLC (United Kingdom)	2,820	181,157
Snap-on, Inc.	1,680	255,293
SPX Corp.*	6,204	124,949
SPX FLOW, Inc.*(u)	3,600	111,312
Stanley Black & Decker, Inc.	5,130	630,887
Stanley Black & Decker, Inc.(u)	4,500	553,410
Toro Co. (The)(u)	4,600	215,464
Wabash National Corp.*(u)	15,300	217,872

		4,307,532

Marine
Matson, Inc.(u)	3,500	139,580

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
Pangaea Logistics Solutions Ltd.*(u)	2,309	$5,773

		145,353

Media — 0.2%
AMC Networks, Inc. (Class A Stock)*(u)	3,800	197,068
Carmike Cinemas, Inc.*	3,981	130,139
CBS Corp. (Class B Stock)(u)	5,720	313,113
Charter Communications, Inc. (Class A Stock)*(u)	25,715	6,942,279
Cinemark Holdings, Inc.(u)	13,600	520,608
DISH Network Corp. (Class A Stock)*(u)	8,572	469,575
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)*^(f)(g)	641	18,330
MSG Networks, Inc. (Class A Stock)*(u)	4,441	82,647
News Corp. (Class A Stock)	4,555	63,679
Sirius XM Holdings, Inc.*(u)	94,010	392,022
Starz (Class A Stock)*	2,406	75,043
TEGNA, Inc.(u)	13,500	295,110
Time Warner, Inc.(u)	4,223	336,193
tronc, Inc.	3,820	64,482
Twenty-First Century Fox, Inc. (Class A Stock)	18,525	448,675
Twenty-First Century Fox, Inc. (Class B Stock)(u)	31,317	774,783
Viacom, Inc. (Class B Stock)(u)	2,800	106,680

		11,230,426

Metals & Mining — 0.1%
Jaguar Mining, Inc. (Canada)*	25,812	13,575
Jaguar Mining, Inc. (Canada)(original cost $97,534; purchased 04/23/14- 08/14/14)*^(f)(g)	142,136	35,842
Newmarket Gold, Inc. (Canada)*	1,840	6,606
Newmont Mining Corp.(u)	14,200	557,918
Nucor Corp.(u)	5,700	281,865
Reliance Steel & Aluminum Co.(u)	2,400	172,872
Southern Arc Minerals, Inc. (Canada)*(g)	2,450	1,363
Steel Dynamics, Inc.(u)	28,900	722,211
Worthington Industries, Inc.(u)	11,000	528,330

		2,320,582

Mortgage Real Estate Investment Trusts (REITs)
AG Mortgage Investment Trust, Inc.(u)	6,300	99,225
Annaly Capital Management, Inc.(u)	50,900	534,450
Chimera Investment Corp.(u)	12,360	197,142
Invesco Mortgage Capital, Inc.(u)	31,200	475,176
Starwood Property Trust, Inc.(u)	16,500	371,580
Two Harbors Investment Corp.(u)	4,600	39,238

		1,716,811

Multiline Retail
Dillard’s, Inc. (Class A Stock)(u)	4,300	270,943
Dollar General Corp.(u)	2,300	160,977
Macy’s, Inc.(u)	17,500	648,375

		1,080,295

Multi-Utilities — 0.3%
CMS Energy Corp.	8,068	338,937
Dominion Resources, Inc.*	1,950	97,305
DTE Energy Co.(u)	32,644	3,057,764
MDU Resources Group, Inc.(u)	11,100	282,384
Public Service Enterprise Group, Inc.(u)	13,400	561,058

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Sempra Energy	74,383	$7,973,114
Veolia Environnement SA (France)	82,386	1,898,315
Veolia Environnement SA (France), 144A(g)	22,511	518,692

		14,727,569

Oil, Gas & Consumable Fuels — 1.1%
Alon USA Energy, Inc.(u)	11,100	89,466
Bankers Petroleum Ltd. (Canada)*	49,943	83,749
Cheniere Energy Partners LP Holdings LLC	171,209	3,893,293
Cheniere Energy, Inc.*	64,045	2,792,362
Concho Resources, Inc.*(u)	2,820	387,327
Diamondback Energy, Inc.*(u)	9,040	872,722
Enbridge, Inc. (Canada) (NYSE)	83,821	3,707,403
Enbridge, Inc. (Canada) (TSX)	87,610	3,850,446
Energen Corp.(u)	9,800	565,656
Energy Fuels, Inc.*	1,591	2,571
Energy Transfer Partners LP	140,605	5,202,385
EOG Resources, Inc.(u)	4,880	471,945
InterOil Corp. (Singapore)*	464	23,627
Kinder Morgan, Inc.	182,989	4,232,536
Magnum Hunter Resources Corp.*(g)	19,091	238,638
Marathon Petroleum Corp.(u)	15,900	645,381
Noble Midstream Partners LP, UTS*(a)	82,056	2,289,362
ONEOK Partners LP	92,620	3,700,169
PBF Energy, Inc. (Class A Stock)(u)	15,500	350,920
Pembina Pipeline Corp. (Canada)(a)	88,555	2,697,385
Phillips 66(u)	2,100	169,155
Pioneer Natural Resources Co.(u)	5,790	1,074,914
Plains All American Pipeline LP	165,203	5,189,026
Range Resources Corp.	1	39
Rice Energy, Inc.*(u)	22,100	577,031
SemGroup Corp. (Class A Stock)	87,275	3,086,044
SM Energy Co.(u)	21,200	817,896
Spectra Energy Corp.	14,605	624,364
Targa Resources Corp.	64,345	3,159,983
Tesoro Corp.(u)	7,400	588,744
TransCanada Corp. (Canada) (NYSE)	72,184	3,433,071
TransCanada Corp. (Canada) (TSX)	103,594	4,920,113
Valero Energy Corp.	2,940	155,820
Western Refining, Inc.(u)	21,000	555,660
Williams Cos., Inc. (The)	194,975	5,991,582
World Fuel Services Corp.(u)	6,400	296,064

		66,736,849

Paper & Forest Products
Clearwater Paper Corp.*(u)	1,600	103,472
KapStone Paper and Packaging Corp.(u)	8,800	166,496
P.H. Glatfelter Co.(u)	2,900	62,872

		332,840

Personal Products
Avon Products, Inc.(u)	41,000	232,060
Estee Lauder Cos., Inc. (The) (Class A Stock)(u)	1,850	163,836
Herbalife Ltd.*	448	27,772
USANA Health Sciences, Inc.*(u)	400	55,340

		479,008

Pharmaceuticals — 0.1%
Allergan PLC*(u)	1,030	237,219
Bristol-Myers Squibb Co.(u)	11,444	617,060
Cynapsus Therapeutics, Inc. (Canada)*	3,845	154,646

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.(u)	3,120	$250,411
Jazz Pharmaceuticals PLC*(u)	4,400	534,512
Mallinckrodt PLC*(u)	9,000	628,020
Pfizer, Inc.	4,574	154,921
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(u)	6,100	75,091
Teva Pharmaceutical Industries Ltd.	1,600	1,301,600
Zoetis, Inc.(u)	8,100	421,281

		4,374,761

Professional Services
ICF International, Inc.*(u)	1,200	53,184
Insperity, Inc.(u)	1,800	130,752
ManpowerGroup, Inc.(u)	2,000	144,520
Navigant Consulting, Inc.*(u)	4,000	80,880
On Assignment, Inc.*(u)	3,200	116,128
Resources Connection, Inc.(u)	3,000	44,820
Robert Half International, Inc.(u)	11,600	439,176

		1,009,460

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*(u)	1,600	44,768
Jones Lang LaSalle, Inc.(u)	3,800	432,402
Marcus & Millichap, Inc.*(u)	3,300	86,295
Realogy Holdings Corp.(u)	2,900	74,994

		638,459

Road & Rail — 0.2%
AMERCO(u)	1,100	356,653
ArcBest Corp.(u)	3,600	68,472
Canadian National Railway Co. (Canada)	1,960	128,184
Canadian Pacific Railway Ltd. (Canada) (NYSE)	8,224	1,255,805
Jack Cooper Holdings Corp.(original cost $3; purchased 04/19/16)*^(f)(g)	250	2,682
Norfolk Southern Corp.	47,684	4,628,209
Union Pacific Corp.(u)	67,549	6,588,054

		13,028,059

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Energy Industries, Inc.*(u)	8,100	383,292
Amkor Technology, Inc.*(u)	8,400	81,648
Analog Devices, Inc.	6,038	389,149
Applied Materials, Inc.(u)	23,600	711,540
Broadcom Ltd. (Singapore)(u)	11,782	2,032,631
CEVA, Inc.*(u)	1,600	56,112
Cirrus Logic, Inc.*(u)	4,700	249,805
Integrated Device Technology, Inc.*(u)	6,500	150,150
Intersil Corp. (Class A Stock)	25,205	552,746
KLA-Tencor Corp.	7,917	551,894
Lam Research Corp.(u)	7,435	704,169
Linear Technology Corp.	13,925	825,613
NXP Semiconductors NV (Netherlands)*(u)	11,690	1,192,497
ON Semiconductor Corp.*(u)	26,500	326,480
Power Integrations, Inc.(u)	1,900	119,757
QUALCOMM, Inc.(u)	8,900	609,650
SunEdison Semiconductor Ltd.*	12,992	147,979
Teradyne, Inc.(u)	10,000	215,800
Tessera Technologies, Inc.(u)	12,500	480,500
Texas Instruments, Inc.(u)	13,280	931,990

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Ultra Clean Holdings, Inc.*(u)	7,300	$54,093

		10,767,495

Software — 0.2%
Adobe Systems, Inc.*(u)	14,898	1,617,029
Aspen Technology, Inc.*(u)	1,700	79,543
AVG Technologies NV*	9,814	245,448
CDK Global, Inc.(u)	11,100	636,696
Citrix Systems, Inc.*	1,320	112,490
Dell Technologies, Inc. - VMware, Inc. (Class V Stock)*	1,950	93,210
Electronic Arts, Inc.*(u)	6,800	580,720
Epiq Systems, Inc.	15,483	255,315
Fleetmatics Group PLC*	5,091	305,358
Fortinet, Inc.*(u)	16,200	598,266
Globant SA*(u)	3,700	155,844
Infoblox, Inc.*	7,777	205,079
Interactive Intelligence Group, Inc.*(a)	515	30,972
Intuit, Inc.(u)	5,500	605,055
Manhattan Associates, Inc.*(u)	9,700	558,914
Microsoft Corp.(u)	10,742	618,739
Mobileye NV*	5,790	246,480
NetSuite, Inc.*	2,354	260,564
Nuance Communications, Inc.*(u)	25,300	366,850
Pegasystems, Inc.(u)	5,300	156,297
Progress Software Corp.*(u)	7,100	193,120
Red Hat, Inc.*(u)	7,400	598,142
Symantec Corp.(u)	20,500	514,550
Synopsys, Inc.*(u)	10,200	605,370
TiVo Corp.*	4,350	84,738
Workday, Inc. (Class A Stock)*	2,960	271,402

		9,996,191

Specialty Retail — 0.1%
American Eagle Outfitters, Inc.(u)	13,000	232,180
Asbury Automotive Group, Inc.*(u)	1,400	77,938
Barnes & Noble Education, Inc.*(u)	5,720	54,740
Best Buy Co., Inc.(u)	16,140	616,225
Burlington Stores, Inc.*(u)	6,700	542,834
CST Brands, Inc.	16,536	795,216
Express, Inc.*(u)	19,700	232,263
Francesca’s Holdings Corp.*(u)	9,500	146,585
Genesco, Inc.*(u)	800	43,568
GNC Holdings, Inc. (Class A Stock)(u)	15,700	320,594
Home Depot, Inc. (The)(u)	4,130	531,448
Lowe’s Cos., Inc.(u)	16,551	1,195,148
Murphy USA, Inc.*(u)	4,200	299,712
O’Reilly Automotive, Inc.*(u)	1,770	495,795
Penske Automotive Group, Inc.(u)	4,200	202,356
Staples, Inc.(u)	35,600	304,380
TJX Cos., Inc. (The)	5,610	419,516
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	2,200	523,556

		7,034,054

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	5,579	126,922
HP, Inc.(u)	26,120	405,644
Lexmark International, Inc. (Class A Stock)	769	30,729
NCR Corp.*(u)	13,200	424,908
Seagate Technology PLC(u)	8,400	323,820
Silicon Graphics International Corp.*	39,190	301,763

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Super Micro Computer, Inc.*(u)	3,300	$77,121
Western Digital Corp.	6,070	354,913

		2,045,820

Textiles, Apparel & Luxury Goods
Carter’s, Inc.(u)	5,100	442,221
Wolverine World Wide, Inc.(u)	6,800	156,604

		598,825

Thrifts & Mortgage Finance
Astoria Financial Corp.	9,942	145,153
EverBank Financial Corp.	23,680	458,445
Federal National Mortgage Assoc.*(a)	15,000	25,350
First Defiance Financial Corp.(u)	1,400	62,496
Walker & Dunlop, Inc.*(u)	2,100	53,046

		744,490

Tobacco
Altria Group, Inc.(u)	11,610	734,100
Reynolds American, Inc.(u)	15,410	726,582

		1,460,682

Trading Companies & Distributors
HD Supply Holdings, Inc.*(u)	17,400	556,452
Herc Holdings, Inc.*	6,265	211,131
MRC Global, Inc.*(u)	30,700	504,401

		1,271,984

Transportation Infrastructure — 0.9%
Aena SA (Spain), 144A	22,208	3,278,137
Atlantia SpA (Italy)	343,776	8,731,135
CCR SA (Brazil)	576,512	3,031,335
Enav SpA (Italy)*	416,122	1,709,943
Enav SpA (Italy), 144A*(g)	550,244	2,261,082
Flughafen Zuerich AG (Switzerland)	36,684	7,171,495
Groupe Eurotunnel SE (France)	117,499	1,272,803
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	509,668	4,845,194
International Container Terminal Services, Inc. (Philippines)	798,351	1,271,019
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	312,930	3,368,842
Sydney Airport (Australia)	1,525,081	8,174,556
Transurban Group (Australia)	771,962	6,746,428
Transurban Group (Australia), 144A(g)	150,739	1,317,357

		53,179,326

Water Utilities — 0.1%
American Water Works Co., Inc.	49,781	3,725,610
Guangdong Investment Ltd. (China)	1,494,946	2,388,098

		6,113,708

Wireless Telecommunication Services
Telephone & Data Systems, Inc.(u)	4,800	130,464
T-Mobile US, Inc.*(u)	15,990	747,053
VimpelCom Ltd. (Netherlands), ADR	71,761	249,728

		1,127,245

TOTAL COMMON STOCKS (cost $435,096,762)		474,194,152

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
PREFERRED STOCKS
Consumer Finance
Navient Corp., 2.835%(c)	900	22,410

Electric Utilities
Great Plains Energy, Inc., 7.000%*	9,000	463,410

Multi-Utilities
DTE Energy Co., 6.500%	1,250	65,000

Oil, Gas & Consumable Fuels
Songa Offshore (Norway)*^(g)	651,778	15,490

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(original cost $81,795; purchased 11/05/10)*^(f)(g)	20,500	99

Thrifts & Mortgage Finance
Federal Home Loan Mortgage Corp., Series Z, 8.375%*(c)	40,000	139,200

TOTAL PREFERRED STOCKS (cost $782,370)		705,609

	Units
RIGHTS*
Biotechnology
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)^(f)	11,080	10,589
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (Ireland)(original cost $23,695; purchased 06/24/14)^(f)	296,186	23,695
Durata Therapeutics, Inc., CVR(original cost $0; purchased 11/19/14)*^(f)	19,543	17,068
Prosensa Holdings, CVR (Netherlands) (original cost $15,402; purchased 01/16/15)^(f)(g)	15,402	—

		51,352

Capital Markets
Arowana, Inc. (Australia), expiring 01/01/17	80,000	15,160
Barington/Hilco Acquisition Corp., expiring 02/13/17(g)	58,260	10,254
Hydra Industries Acquisition Corp.	120,000	54,000
Jensyn Acquisition Corp.	26,000	5,135
Origo Acquisition Corp., expiring 12/16/16(g)	24,500	5,026
Pacific Special Acquisition Corp. (China), expiring 03/15/17	41,500	8,798

		98,373

Health Care Equipment & Supplies
American Medical Alert Corp., CVR^(g)	27,759	3

Health Care Providers & Services
Community Health Systems, Inc., CVR	744,052	6,696

TOTAL RIGHTS (cost $170,026)		156,424

UNAFFILIATED EXCHANGE TRADED FUNDS — 2.8%
iShares iBoxx $ Investment Grade Corporate Bond	85,000	$10,470,300
iShares MSCI Emerging Markets Index(a)	2,748,700	102,938,815
iShares MSCI Japan(a)	1,600,000	20,064,000
SPDR Barclays High Yield Bond	185,500	6,811,560
SPDR Gold Shares*	180,000	22,615,200

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $154,606,586)		162,899,875

	Shares	Value
UNAFFILIATED FUNDS
Adams Diversified Equity Fund, Inc. (Retail Shares)	11,443	$150,475
Advent Claymore Convertible Securities & Income Fund II(u)	15,510	89,183
Alpine Global Dynamic Dividend Fund	10,027	87,235
Alpine Global Premier Properties Fund(u)	33,161	184,044
Alpine Total Dynamic Dividend Fund(a)	4,045	30,863
Ares Dynamic Credit Allocation Fund, Inc.	12,321	182,967
Avenue Income Credit Strategies Fund	1,400	18,158
BlackRock Resources & Commodities Strategy Trust(u)	44,956	366,391
Blackstone/GSO Long-Short Credit Income Fund(u)	1,110	17,249
CBRE Clarion Global Real Estate Income Fund	14	118
Central Securities Corp. (Retail Shares)(u)	11,251	238,971
Clough Global Dividend and Income Fund	8,815	106,926
Clough Global Equity Fund	7,155	81,424
Clough Global Opportunities Fund	15,369	148,618
Delaware Enhanced Global Dividend & Income Fund	7	71
Eaton Vance Senior Income Trust (Retail Shares)(u)	2,496	16,074
First Trust Aberdeen Global Opportunity Income Fund(u)	13,315	156,851
Franklin Limited Duration Income Trust	16,100	194,649
General American Investors Co., Inc.	5,773	188,488
Liberty All Star Equity Fund (Retail Shares)(u)	63,908	331,043
LMP Capital and Income Fund, Inc.	3,374	45,988
Macquarie Global Infrastructure Total Return Fund, Inc.(u)	4,234	92,259
Nuveen Maryland Premium Income Municipal Fund (Retail Shares)	5,617	77,852
Putnam High Income Securities Fund(u)	5,985	48,000
RMR Real Estate Income Fund (Retail Shares)(u)	10,757	233,965
Royce Micro-Cap Trust, Inc.	4,265	33,310
Royce Value Trust, Inc.	4,989	63,161
Sprott Focus Trust, Inc.	4,251	29,332
Swiss Helvetia Fund, Inc. (The)	319	3,410
Tri-Continental Corp.	2,570	54,947

TOTAL UNAFFILIATED FUNDS (cost $3,437,189)		3,272,022

	Units
WARRANTS*
Aerospace & Defense
Ability, Inc. (Israel), expiring 12/17/18(g)	103,539	9,060
Tempus Applied Solutions Holdings, Inc., expiring 12/19/17(g)	65,070	374

		9,434

Banks
Associated Banc-Corp., expiring 11/21/18	2,176	5,875
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	60,214

		66,089

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Units	Value
WARRANTS* (Continued)
Biotechnology
Mast Therapeutics, Inc., expiring 11/16/16^(g)	11,250	$—
Venaxis, Inc., expiring 05/24/18^(g)	338	182

		182

Capital Markets
Acasta Enterprises, Inc. (Canada), expiring 09/08/20	70,915	12,973
AR Capital Acquisition Corp., expiring 10/19/17	52,500	3,150
Arowana, Inc. (Australia), expiring 05/01/20	80,000	10,392
Barington/Hilco Acquisition Corp., expiring 02/11/18	58,260	6,700
Boulevard Acquisition Corp. II, expiring 09/25/20	169,102	96,388
Capitol Acquisition Corp. III, expiring 10/19/20(g)	175,000	120,313
Double Eagle Acquisition Corp., expiring 10/16/20	202,500	81,000
Dundee Acquisition Ltd. (Canada), expiring 04/14/20	70,000	13,872
Easterly Acquisition Corp., expiring 08/04/20(u)	101,750	61,050
Education Management Corp., expiring 10/01/21(original cost $89,109; purchased 01/23/15)^(f)(g)	1,339,182	13
Gibraltar Growth Corp. (Canada), expiring 11/11/20(g)	126,000	24,970
Gores Holdings, Inc., expiring 10/16/20(u)	19,714	23,657
Harmony Merger Corp., expiring 01/01/21(g)(u)	156,780	52,756
Hydra Industries Acquisition Corp., expiring 12/09/19	106,957	45,671
Jensyn Acquisition Corp., expiring 04/26/21	26,000	2,210
Limbach Holdings, Inc., expiring 07/21/20	24,036	31,728
Origo Acquisition Corp., expiring 12/17/21(g)	24,500	2,817
Pace Holdings Corp., expiring 10/29/20	45,000	18,900
Pacific Special Acquisition Corp. (China), expiring 10/27/20	41,500	5,395
Quinpario Acquisition Corp. 2, expiring 01/01/23	251,918	40,937

		654,892

Chemicals
AgroFresh Solutions, Inc., expiring 02/19/19(a)	36,000	28,080
Delta Technology Holdings Ltd. (China), expiring 12/18/17	86,702	7,981

		36,061

Consumer Finance
China Lending Corp., expiring 10/22/19	10,800	2,245

Distributors
KBS Fashion Group Ltd. (China), expiring 01/22/18(g)	80,792	444

Diversified Financial Services
Electrawinds SE (Luxembourg), expiring 10/11/17^	57,500	323
Electrum Special Acquisition Corp., expiring 06/11/21(u)	110,000	25,987

		Units		Value
WARRANTS* (Continued)
Diversified Financial Services (cont’d.)
RMG Networks Holding Corp., expiring 04/08/18(g)			79,900	$879

				27,189

Energy Equipment & Services
Glori Energy, Inc., expiring 07/25/19(g)			26,400	158

Food Products
Pingtan Marine Enterprise Ltd., expiring 02/26/18(g)			55,000	1,513

Internet Software & Services
Net Element, Inc., expiring 10/02/17(g)			28,804	—

Machinery
Blue Bird Corp., expiring 02/24/20			7,561	12,098

Media
Global Eagle Entertainment, Inc., expiring 01/31/18(g)			47,671	41,712

Pharmaceuticals
Pluristem Therapeutics, Inc., expiring 09/19/17			6,750	—

Semiconductors & Semiconductor Equipment
GT Advanced Technologies, Inc., expiring 10/17/16^			162	—

TOTAL WARRANTS (cost $985,339)				852,017

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Collateralized Debt Obligations
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 144A
0.919%(c)	04/18/22		523	518,160
Venture VIII CDO Ltd.,
Series 2007-8A, Class A1A, 144A
0.982%(c)	07/22/21		958	948,123

				1,466,283

Collateralized Loan Obligations — 0.1%
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A
0.050%(c)	01/17/23(g)	EUR	8	9,364
Cadogan Square CLO III BV (Netherlands),
Series 3A, Class A, 144A
0.040%(c)	01/17/23	EUR	16	18,212
Community Funding (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27(g)		330	335,221
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.850%(c)	01/15/22		1,530	1,526,324
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
1.950%(c)	07/15/23		761	759,898
Halcyon Structured Asset Management European CLO BV (Netherlands),
Series 2006-IIX, Class A1
0.052%(c)	01/25/23	EUR	14	15,297

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
1.061%(c)	05/21/21		242	$240,563
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.878%(c)	02/18/24	EUR	20	22,718
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1A, Class AR, 144A
2.048%(c)	05/05/23		632	632,389
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.067%(c)	06/04/24	EUR	118	131,894
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
1.057%(c)	05/15/19		88	88,063
Wood Street CLO 1 BV (Netherlands),
Series I, Class A
0.107%(c)	11/22/21	EUR	28	31,360

				3,811,303

Non-Residential Mortgage-Backed Securities — 0.1%
Magnus-Relda Holding Vier GmbH (Germany),
Series 1A, Class JNR, 144A
7.000%	10/28/24^(g)	EUR	388	442,858
Nelnet Student Loan Trust,
Series 2008-3, Class A4
2.475%(c)	11/25/24		380	378,516
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A2B
0.824%(c)	04/15/19		1,800	1,801,749
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		745	746,161
SLM Student Loan Trust,
Series 2006-1, Class A5
0.825%(c)	07/26/21		380	362,441
Series 2008-5, Class A4
2.415%(c)	07/25/23		338	340,334
Series 2003-11, Class A6, 144A
1.600%(c)	12/15/25		390	379,730

				4,451,789

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D
0.824%(c)	03/25/36		504	382,245
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2
0.724%(c)	04/25/37		397	407,152
Citigroup Mortgage Loan Trust,
Series 2007-AMC2, Class A3A
0.604%(c)	01/25/37		1,039	694,884
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT4, Class M5
1.454%(c)	07/25/35		1,800	1,660,334
Series 2006-WFH2, Class A3
0.744%(c)	08/25/36		1,000	909,951

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.961%(c)	10/25/46	253	$219,735
Series 2006-4, Class 2A2
0.704%(c)	07/25/36	6	5,731
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class MV1
0.984%(c)	05/25/36	1,000	860,787
First NLC Trust,
Series 2005-4, Class A4
0.914%(c)	02/25/36	100	88,725
GSAA Trust,
Series 2006-7, Class AF2
5.995%(c)	03/25/46	2,032	1,419,141
GSAMP Trust,
Series 2007-NC1, Class A2C
0.674%(c)	12/25/46	995	589,965
Mastr Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
0.634%(c)	08/25/36	1,630	838,267
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.914%(c)	08/25/36	800	711,720
RASC Series Trust,
Series 2006-KS3, Class M1
0.854%(c)	04/25/36	100	82,490
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.774%(c)	11/25/36	1,500	1,052,339
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class A3
1.474%(c)	10/25/33	969	932,861
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.434%(c)	05/25/31	992	865,356
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55	363	363,682
VOLT XLII LLC,
Series 2016-NPL2, Class A1, 144A
4.250%	03/26/46	768	777,132
Washington Mutual Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3
0.774%(c)	04/25/37	1,801	872,411

			13,734,908

TOTAL ASSET-BACKED SECURITIES (cost $23,396,439)			23,464,283

BANK LOAN
Oil, Gas & Consumable Fuels
Magnum Hunter Resources Corp.,
Exit Term Loan
(cost $29,850)
8.000%	05/06/19^(g)	31	29,708

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BAMLL Mezzanine Securities Trust,
Series 2014-INMZ, Class MZB, 144A
9.004%(c)	12/15/19^		1,000	$964,331
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.723%(c)	06/24/50		76	76,741
BLCP Hotel Trust,
Series 2014-CLMZ, Class M, 144A
6.252%(c)	08/15/29		1,480	1,444,029
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1
2.386%(c)	02/15/41	GBP	477	587,757
COMM Mortgage Trust,
Series 2015-CR26, Class ASB
3.373%	10/10/48		2,000	2,130,708
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		23	23,223
Series 2010-UD1, Class A, 144A
5.924%(c)	12/16/49^		737	741,941
Credit Suisse Mortgage Trust,
Series 2015-TOWN, Class MZ
9.415%	03/15/17^		1,000	989,892
DBRR Trust,
Series 2011-C32, Class A3A, 144A
5.355%(c)	06/17/49		100	101,152
DECO Series (United Kingdom),
Series 2015-HRPA, Class A, 144A
1.200%(c)	04/27/27	EUR	385	433,021
Fannie Mae-Aces,
Series 2010-M7, Class FA
1.125%(c)	11/25/20		877	879,904
FHLMC Multifamily Structured Pass Through Certificates,
Series KF12, Class A
1.169%(c)	09/25/22		3,364	3,366,301
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.456%(c)	11/10/45		1,315	110,034
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.764%(c)	10/25/18	GBP	69	88,578
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,200	1,281,782
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.296%(c)	12/16/49		54	54,750
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600	646,031
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class G, 144A
5.782%(c)	01/15/45		1,260	1,140,325
Series 2007-C32, Class A2
5.698%(c)	06/15/49		80	79,495

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,369,265)				15,139,995

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS
Commercial Services
Monster Worldwide, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/19	150	$149,719

Energy-Alternate Sources
Amyris, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	04/15/19	823	417,158

Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16	450	1,125

Home Furnishings
TiVo Solutions, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/21(a)	325	324,187

Leisure Products
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
24.000%	12/31/50^(g)	500	28,695

Media
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	08/15/26	175	191,625

Oil & Gas
Chesapeake Energy Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	09/15/26	375	375,000
Emerald Oil, Inc.,
Sr. Unsec’d. Notes, 144A(d)
2.000%	04/01/19	325	406

			375,406

Oil & Gas Services
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21	250	280,469

Software
Interactive Intelligence Group, Inc.,
Sr. Unsec’d. Notes
1.250%	06/01/20	100	115,187
NetSuite, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/18	150	165,563

			280,750

TOTAL CONVERTIBLE BONDS (cost $3,727,172)			2,049,134

CORPORATE BONDS — 4.3%
Agriculture
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45	230	299,025
6.150%	09/15/43	50	65,913

			364,938

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines
Manchester Airport Group Funding PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.125%	04/02/24	GBP	130	$200,472
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29		1,500	1,530,000

				1,730,472

Apparel
Quiksilver, Inc./QS Wholesale, Inc.,
Gtd. Notes(d)
10.000%	08/01/20		675	40,500

Auto Components
Exide Technologies Escrow Shares,
Notes
2.526%	12/31/99^(g)		2,750	—

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17		200	200,188
Sr. Unsec’d. Notes, MTN
2.241%(c)	01/08/19		1,900	1,931,711
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.000%	07/01/19		500	502,717
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.112%(c)	11/27/17	EUR	1,500	1,676,524

				4,311,140

Auto Parts & Equipment
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22(a)		130	137,475
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		70	72,013
5.125%	11/15/23		60	62,550
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26		200	201,000
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.250%	11/15/19		200	207,250
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		280	296,906

				977,194

Banks — 2.0%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.544%(c)	10/28/16		2,500	2,501,375
BAC Capital Trust XIV,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		3,330	2,709,787
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.750%	11/25/16	EUR	600	677,026

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.875%	10/24/18	EUR	1,400	$1,670,153
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25		420	428,925
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%(c)	05/29/49		1,000	1,024,050
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22		200	212,536
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.750%	07/25/18	EUR	900	1,027,734
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	EUR	700	171,424
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		1,325	1,371,375
Sub. Notes, 144A
3.800%(c)	08/11/26		800	776,760
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21		420	437,850
Banco Popular Espanol SA (Spain),
Covered Bonds, EMTN
3.500%	09/11/17	EUR	500	580,797
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, RegS
4.625%	02/13/17		200	201,440
Banco Santander SA (Spain),
Jr. Sub. Notes, RegS
6.375%(c)	05/29/49		1,200	1,077,000
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49		460	447,925
6.100%(c)	12/29/49		170	177,225
6.250%(c)	09/29/49		580	603,983
6.500%(c)	10/29/49		230	249,119
Sr. Unsec’d. Notes
2.250%	04/21/20		2,019	2,032,901
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		900	969,851
5.000%	01/21/44		270	317,856
6.875%	04/25/18		2,000	2,157,716
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		1,300	1,307,517
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21		1,800	1,812,402
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
1.450%	09/08/17		3,500	3,499,745
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22		200	222,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%(c)	12/29/49	EUR	600	$628,686
Sr. Unsec’d. Notes
2.917%(c)	08/10/21		800	816,778
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%(c)	09/22/29		300	320,250
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	199,500
7.625%(c)	12/29/49		240	247,028
BPCE SA (France),
Gtd. Notes, MTN
1.487%(c)	06/17/17		1,600	1,602,158
Sub. Notes, 144A
4.500%	03/15/25		200	201,869
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49(a)		460	454,595
5.950%(c)	12/29/49		2,140	2,183,014
6.300%(c)	12/29/49		200	205,500
8.400%(c)	04/29/49		800	878,000
Sr. Unsec’d. Notes
1.632%(c)	07/30/18		800	803,272
2.255%(c)	09/01/23		300	301,436
4.650%	07/30/45		250	282,160
8.125%	07/15/39		84	132,059
Sr. Unsec’d. Notes, MTN
1.277%(c)	05/01/17		2,000	2,001,198
Sub. Notes
4.450%	09/29/27		500	523,237
4.600%	03/09/26		350	373,789
5.300%	05/06/44		270	303,469
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	2,000	2,397,650
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
5.750%	12/01/43		300	359,165
Sr. Unsec’d. Notes
1.074%(c)	04/28/17		1,900	1,900,450
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49		200	212,000
Sub. Notes, 144A
4.375%	03/17/25		320	326,677
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.875%	05/15/45		540	570,381
Gtd. Notes, 144A
2.969%(c)	04/16/21		1,100	1,138,297
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		2,800	2,817,634
Gov’t. Liquid Gtd. Notes, RegS
1.250%	10/18/16		600	600,109
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes, EMTN

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.875%	11/16/16	CHF	200	$206,012
Goldman Sachs Capital II,
Ltd. Gtd. Notes
4.000%(c)	12/29/49		42	34,230
Goldman Sachs Capital III,
Ltd. Gtd. Notes
4.000%(c)	09/29/49		27	21,919
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.050%(c)	09/15/20		500	502,829
3.500%	01/23/25		500	517,092
4.750%	10/21/45		100	112,225
Sub. Notes
4.250%	10/21/25		90	94,716
5.150%	05/22/45		240	261,723
6.750%	10/01/37		850	1,082,314
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(c)	12/29/49		260	259,483
Sr. Unsec’d. Notes
4.300%	03/08/26		250	267,915
Sub. Notes
4.250%	08/18/25		220	225,857
ICICI Bank Ltd. (India),
Jr. Sub. Notes, RegS
6.375%(c)	04/30/22		620	631,797
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.625%	12/05/22		300	310,469
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	10/29/20		1,200	1,222,258
2.750%	06/23/20		1,300	1,337,769
Sr. Unsec’d. Notes, MTN
1.265%(c)	04/25/18		1,900	1,900,150
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23		800	848,480
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
5.125%	03/07/25	GBP	300	506,367
Gtd. Notes
1.750%	05/14/18		350	351,034
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		800	1,096,000
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/17	DKK	2,000	303,490
1.000%	07/01/17	DKK	1,600	243,649
2.000%	04/01/17	DKK	5,600	854,545
2.000%	07/01/17	DKK	4,500	690,515
2.000%	10/01/17	DKK	2,400	370,292
Notes
1.000%	04/01/17	DKK	24,300	3,687,405
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	01/01/17	DKK	4,950	749,145
1.000%	04/01/17	DKK	9,000	1,366,520
2.000%	01/01/17	DKK	2,050	310,945

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.000%	04/01/17	DKK	16,000	$2,441,253
Sec’d. Notes
1.000%	04/01/17	DKK	115,100	17,476,275
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(c)	12/29/49		200	195,750
Sub. Notes
5.125%	05/28/24		1,280	1,281,357
6.000%	12/19/23		510	531,531
6.100%	06/10/23		600	628,874
6.125%	12/15/22		160	169,538
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	300	365,710
Sub. Notes, RegS
9.500%(c)	03/16/22		1,000	1,030,348
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
5.298%	12/27/17		200	205,280
6.299%	05/15/17		160	163,379
7.750%	05/29/18		1,330	1,423,430
Sub. Notes, RegS
8.500%	10/16/23		1,840	2,015,168
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(c)	12/29/49	GBP	800	1,021,101
Sub. Notes, 144A
4.750%	09/15/25		200	200,225
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	03/13/17		2,200	2,198,794
Shinhan Bank (South Korea),
Sub. Notes, 144A
3.875%	03/24/26		200	211,521
Stadshypotek AB (Sweden),
Covered Bonds, MTN
4.250%	10/10/17	AUD	900	701,788
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.700%	03/26/44		600	638,514
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.750%	04/29/21		760	756,200
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		400	408,499
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22		700	815,500
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
2.337%(c)	02/01/22		600	608,070
2.453%(c)	04/14/21		200	204,906
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49		4,430	4,418,482
Wachovia Corp.,
Sub. Notes
1.050%(c)	10/15/16		1,500	1,500,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25	420	$443,592
Sub. Notes, MTN
4.400%	06/14/46	260	264,693
4.650%	11/04/44	90	94,677
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18	1,000	1,009,661

			115,238,375

Beverages
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	640	687,360
4.700%	02/01/36	40	45,991
4.900%	02/01/46	880	1,047,007
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24	40	43,300
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42	200	243,761

			2,067,419

Building Materials
Cementos Pacasmayo SAA (Peru),
Gtd. Notes, RegS
4.500%	02/08/23	420	427,350
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	280	306,950
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25(a)	550	565,125
CIMPOR Financial Operations BV (Brazil),
Gtd. Notes, 144A
5.750%	07/17/24	280	239,400

			1,538,825

Chemicals
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44	470	449,438
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	900	912,078

			1,361,516

Commercial Services — 0.1%
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/15/17	1,800	1,808,033
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	08/12/20	490	516,475
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	220	228,250
5.875%	09/15/26	50	51,500

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		140	$149,864

				2,754,122

Computers
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	08/04/46		320	327,284
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21(g)		100	46,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		510	524,520
4.420%	06/15/21		430	449,402
5.450%	06/15/23		800	857,166

				2,204,872

Construction & Engineering
MMC Energy, Inc.,
First Lien(d)
8.875%	10/15/20^(g)		950	—

Cosmetics/Personal Care
Elizabeth Arden, Inc.,
Sr. Unsec’d. Notes
7.375%	03/15/21		150	155,437

Diversified Financial Services — 0.2%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		1,700	1,703,187
5.500%	02/15/17		1,700	1,721,250
8.000%	11/01/31		50	61,625
Sr. Unsec’d. Notes
3.600%	05/21/18		400	406,000
Bear Stearns Cos. LLC (The),
Gtd. Notes
7.250%	02/01/18		300	322,170
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/17	DKK	600	92,590
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19		500	510,625
5.000%	08/01/23		510	539,963
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		450	476,437
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,494,820
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.000%(c)	12/21/65		630	504,000
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		200	203,000
8.450%	06/15/18		450	483,750
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
1.000%	10/01/17	DKK	800	$121,708
2.000%	10/01/17	DKK	700	107,878
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19		300	315,375
7.250%	12/15/21		200	210,250
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		120	119,100
Synchrony Financial,
Sr. Unsec’d. Notes
2.192%(c)	11/09/17		100	100,717

				9,494,445

Electric — 0.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		170	172,125
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	609,000
6.125%	06/16/45		640	684,800
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		300	362,794
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
7.125%	02/11/25		310	318,426
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31		600	779,526
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25		670	634,959
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20		770	885,500
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		1,050	1,168,902
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23		600	628,125
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.150%	06/02/26		1,080	1,104,732
3.700%	06/10/25		1,140	1,217,171

				8,566,060

Engineering & Construction — 0.1%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	414,416
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		320	320,800
5.500%	10/31/46		1,790	1,752,700
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
5.250%	06/27/29		465	$167,400

				2,655,316

Foods
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP	420	637,358
5.200%	07/15/45		110	130,089
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19		930	946,275

				1,713,722

Forest Products & Paper
Inversiones CMPC SA (Chile),
Unsec’d. Notes, 144A
4.375%	05/15/23		350	364,998
Suzano Trading Ltd. (Brazil),
Gtd. Notes, RegS
5.875%	01/23/21		390	407,550

				772,548

Gas
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29		300	315,000
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, RegS
4.250%	04/30/28		700	727,370

				1,042,370

Healthcare-Products
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
10.750%	04/15/20		680	564,400
DJO Finco, Inc./DJO Finance LLC,
Sec’d. Notes, 144A
8.125%	06/15/21		30	27,825
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20		140	133,350

				725,575

Healthcare-Services
Aetna, Inc.,
Sr. Unsec’d. Notes
1.491%(c)	12/08/17		100	100,237
2.400%	06/15/21		100	101,158
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		50	53,000
6.125%	02/15/24		30	32,550
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		160	160,600
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26		30	31,988
Sr. Sec’d. Notes
3.750%	03/15/19		1,100	1,137,125

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	60	$64,666

			1,681,324

Holding Companies-Diversified
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	200	211,500

Home Builders
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33	110	114,583

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	120	130,693

Insurance
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	100	105,500
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45	160	184,940
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	500	562,357

			852,797

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44	80	97,488
LinkedIn Corp.,
Sr. Unsec’d. Notes
0.500%	11/01/19	150	148,594
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22	160	172,200

			418,282

Iron/Steel — 0.1%
Evraz Group SA (Russia),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20(a)	915	947,025
GTL Trade Finance, Inc. (Brazil),
Gtd. Notes, 144A
7.250%	04/16/44	440	426,250
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21	155	162,285
6.875%	11/21/36	1,094	1,063,368

			2,598,928

Leisure Time
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	11/15/20	70	70,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Lodging
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes(d)(u)
10.750%	02/01/16		1,007	$755,250
Whitbread Group PLC (United Kingdom),
Gtd. Notes
3.375%	10/16/25	GBP	450	648,451

				1,403,701

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		200	205,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	05/01/25		80	83,900
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25		810	893,475
6.834%	10/23/55		610	733,371
Comcast Corp.,
Gtd. Notes
6.500%	11/15/35		90	124,828
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19		210	234,413
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		220	217,250
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
5.500%	07/21/25		440	472,780
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		200	204,438
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
7.300%	07/01/38		210	268,716
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21		500	532,500
5.500%	01/15/21	GBP	500	711,291
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		200	203,000

				4,885,212

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75		280	317,100
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22		389	387,632
Sr. Unsec’d. Notes, RegS
3.000%	07/17/22		1,386	1,381,127
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		100	116,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18		360	$354,600
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20		330	327,360
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40		220	239,763

				3,123,582

Miscellaneous Manufacturing
CBC Ammo LLC/CBC FinCo, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	11/15/21		30	29,250
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		130	174,107

				203,357

Oil & Gas — 0.8%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		30	29,592
4.500%	07/15/44		200	183,500
5.550%	03/15/26(a)		320	361,612
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		570	553,709
4.750%	04/15/43		330	337,181
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72	GBP	100	136,522
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes(d)
13.750%	12/01/15		600	750
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		340	289,000
6.125%	02/15/21		50	45,875
6.625%	08/15/20		50	47,063
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, RegS
4.500%	10/03/23		950	1,053,321
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		100	97,284
5.600%	07/15/41		10	10,090
5.850%	12/15/25		240	270,091
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25		480	466,056
5.375%	06/26/26		510	530,885
5.875%	09/18/23		1,340	1,445,525
5.875%	05/28/45		970	889,781
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25		40	29,254

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	190	$113,525
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46	230	257,092
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
8.146%	04/11/18	1,600	1,728,813
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
4.400%	04/30/23	1,400	1,421,812
5.750%	04/30/43	1,350	1,363,500
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	70	84,149
Lukoil International Finance BV (Russia),
Gtd. Notes, RegS
6.656%	06/07/22	989	1,132,915
Magnum Hunter Resources Corp.,
Gtd. Notes
9.750%	12/31/99^(g)	430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	130	102,863
6.500%	03/15/21	30	24,488
7.000%	03/31/24	30	23,700
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21(a)	80	76,400
6.875%	03/15/22	40	38,300
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.625%	06/15/45	180	203,456
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22	150	45,750
Pacific Exploration & Production Corp. (Colombia),
Gtd. Notes, 144A
5.125%	03/28/23	2,280	421,800
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
7.500%	02/15/22	110	116,875
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, RegS
6.000%	05/03/42	2,312	2,545,140
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.737%(c)	03/17/20	800	782,000
4.375%	05/20/23(g)	1,120	1,001,840
4.875%	03/17/20	400	401,000
5.375%	01/27/21(g)	470	464,830
5.625%	05/20/43(g)	3,130	2,363,150
6.750%	01/27/41(g)	1,671	1,434,554
6.850%	06/05/2115(g)	1,590	1,345,140
7.250%	03/17/44(g)	1,170	1,053,000
7.875%	03/15/19	287	310,678
8.375%	05/23/21	300	327,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
6.000%	05/16/24	2,980	$1,273,652
9.000%	11/17/21	4,910	2,783,970
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	1,906	1,944,120
4.875%	01/18/24	2,800	2,835,000
5.625%	01/23/46	1,180	1,029,314
6.375%	01/23/45	850	811,750
6.500%	06/02/41	1,759	1,710,628
Gtd. Notes, 144A
6.875%	08/04/26	1,108	1,249,270
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, RegS
5.250%	08/12/19	720	791,923
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	100	98,750
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
6.750%	02/01/21	250	257,977
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	90	88,650
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	270	259,200
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	120	123,900
7.250%	05/01/23	60	64,200
Rosneft Finance SA (Russia),
Gtd. Notes, RegS
7.875%	03/13/18	355	378,785
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	30	31,425
Sabine Oil & Gas Corp.,
Gtd. Notes(d)
7.250%	06/15/19	1,409	23,777
7.500%	09/15/20	825	2,063
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23(g)	50	40,125
7.750%	06/15/21(g)	120	105,600
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
8.625%	11/01/18	50	39,750
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, RegS
4.375%	10/17/23	1,020	1,132,827
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	2,510	2,777,084
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22	220	220,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26	600	$595,500
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	06/05/20	650	624,000
5.000%	03/15/19	70	67,725
5.750%	03/15/21(a)	110	102,850
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23(a)	180	193,500
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	720	803,520

			48,422,446

Oil & Gas Services
Globe Luxembourg SCA (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	05/01/18	210	192,675
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	110	113,725
4.850%	11/15/35	230	246,523
5.000%	11/15/45	300	327,452
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	360	391,671

			1,272,046

Paper & Forest Products
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
5.250%	07/16/24	200	199,500
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26	1,030	1,037,828

			1,237,328

Pharmaceuticals — 0.1%
Actavis Funding SCS,
Gtd. Notes
1.300%	06/15/17	1,300	1,298,916
3.800%	03/15/25	200	211,671
4.550%	03/15/35	10	10,622
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	800	799,590
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20(a)	510	478,125
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20(a)	140	129,500
5.500%	03/01/23	270	230,850
5.875%	05/15/23	660	569,250
6.125%	04/15/25(a)	1,080	930,150
7.500%	07/15/21	80	77,448

			4,736,122

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines — 0.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22(a)		120	$117,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		150	151,500
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
6.750%	09/15/37		130	128,375
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22		200	206,076
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		100	100,156
4.250%	09/01/24		100	102,927
Kinder Morgan, Inc.,
Gtd. Notes
1.500%	03/16/22	EUR	1,100	1,259,219
5.300%	12/01/34		70	69,788
MPLX LP,
Gtd. Notes
4.875%	12/01/24		340	351,671
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	226,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24		150	160,500
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
7.850%	02/01/26		260	336,607
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22		1,100	1,119,107

				4,329,826

Real Estate
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		1,200	1,284,859

Real Estate Investment Trusts (REITs)
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.375%	06/01/21		280	290,063
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, 144A
6.950%	01/30/44		290	297,250
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN
1.449%(c)	04/16/19		500	497,154

				1,084,467

Retail
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		330	345,675
Dollar Tree, Inc.,
Gtd. Notes

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
5.750%	03/01/23	230	$247,538
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	70	73,325

			666,538

Semiconductors
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	330	325,875

Software
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	140	148,050
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	40	40,600
Microsoft Corp.,
Sr. Unsec’d. Notes
3.700%	08/08/46	300	303,656

			492,306

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.049%(c)	03/30/17	1,400	1,401,550
4.500%	05/15/35	430	451,796
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.350%	05/20/24	860	941,115
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	130	124,475
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	100	77,500
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21	160	166,000
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A
4.750%	02/16/21	256	282,296
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	90	91,800
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18	80	88,300
Sr. Unsec’d. Notes
11.500%	11/15/21	50	57,125
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	190	188,100
7.875%	09/15/23	110	110,688
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23	150	166,821
7.045%	06/20/36	300	393,539
Verizon Communications, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
4.862%	08/21/46			30	$33,602
5.012%	08/21/54			643	710,026
5.050%	03/15/34			190	213,555
6.550%	09/15/43			528	713,901
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, RegS
7.504%	03/01/22			370	414,400

					6,626,589

Transportation — 0.1%
Eversholt Funding PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
6.359%	12/02/25		GBP	163	289,150
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17		EUR	1,000	1,098,080
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25			890	908,413
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	10/01/24			500	538,290
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22			380	396,150

					3,230,083

Trucking & Leasing — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20(g)			1,200	1,416,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/11/17			900	912,280

					2,328,280

TOTAL CORPORATE BONDS (cost $250,807,741)					249,445,570

FOREIGN GOVERNMENT BONDS — 5.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
1.330%	12/31/38			5,130	3,647,430
8.280%	12/31/33			3,281	3,764,682
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21			1,680	1,828,680
7.125%	07/06/36			1,290	1,366,110
7.500%	04/22/26			1,580	1,782,240
7.625%	04/22/46			860	970,080
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, RegS
6.000%	09/30/20			570	589,351
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%(c)	02/11/20	EUR		100	119,546
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR		1,100	1,416,996

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.850%	09/16/20		760	$780,898
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes, 144A
5.750%	01/30/25		430	420,217
Brazil Letras do Tesouro Nacional (Brazil),
Bills
12.505%(s)	10/01/17	BRL	6,000	1,640,417
13.287%(s)	04/01/17	BRL	28,500	8,232,659
15.357%(s)	01/01/17	BRL	19,000	5,657,340
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL	4,262	1,246,038
10.000%	01/01/23	BRL	9,030	2,587,564
Sr. Notes
10.000%	01/01/17	BRL	1,500	456,796
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/39	EUR	6,500	13,628,759
4.750%	07/04/40	EUR	100	225,549
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	1,000	1,223,820
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.250%	09/14/21		210	224,910
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	379,387
3.380%	11/21/24	CNY	2,000	304,634
3.390%	05/21/25	CNY	2,000	305,122
3.480%	06/29/27	CNY	5,500	841,295
4.290%	05/22/29	CNY	1,000	162,668
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		850	925,650
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		968	1,048,344
5.625%	02/26/44		1,450	1,678,375
6.125%	01/18/41		1,283	1,549,223
Costa Rica Government International (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		1,320	1,409,100
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		710	789,321
6.625%	07/14/20		400	448,200
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	300	381,991
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A
1.625%	09/01/21		1,800	1,796,603
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,730	1,833,800
6.850%	01/27/45		1,300	1,456,000
6.875%	01/29/26		300	347,250

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.750%	03/28/22		1,150	$1,173,000
Sr. Unsec’d. Notes, RegS
7.950%	06/20/24		880	787,600
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
5.875%	06/11/25		360	342,115
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		1,510	1,517,550
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	516,974
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23	AUD	1,100	714,238
0.500%	08/10/23	AUD	700	452,909
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	615,512
5.875%	04/24/19		870	904,722
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes, RegS
3.625%	07/31/24		500	534,573
France Government Bond OAT (France),
Bonds
1.800%	07/25/40	EUR	800	1,619,185
1.850%	07/25/27	EUR	400	631,260
2.250%	07/25/20	EUR	400	627,238
Gabonese Republic (Gabon),
Bonds, 144A
6.375%	12/12/24		200	182,950
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25		330	303,153
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
9.250%	09/15/22		290	297,180
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.500%	05/03/26		350	365,750
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	44,000	416,005
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		250	283,750
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		4,496	5,294,040
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/24		3,086	3,639,218
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23		1,120	1,153,999
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/34	IDR	18,305,000	1,528,806
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
2.875%	03/16/26		1,110	$1,154,174
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.700%	09/15/18	EUR	300	356,716
2.000%	12/01/25	EUR	5,730	6,933,880
2.550%	09/15/41	EUR	90	147,904
4.000%	02/01/37	EUR	4,600	7,004,460
Bonds, 144A
3.250%	09/01/46	EUR	1,380	1,905,134
5.000%	03/01/25	EUR	3,800	5,650,205
Bonds, TIPS
3.100%	09/15/26	EUR	100	150,704
3.750%	09/01/24	EUR	6,100	8,332,548
5.000%	09/01/40	EUR	3,110	5,415,765
Bonds, TIPS, 144A
4.750%	09/01/44	EUR	700	1,211,245
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	640	845,889
4.750%	09/01/28	EUR	1,100	1,692,944
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.375%	03/03/28		570	597,075
Sr. Unsec’d. Notes, RegS
5.750%	12/31/32		594	583,724
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		650	742,625
7.625%	07/09/25		420	492,450
8.000%	03/15/39		300	358,500
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
6.125%	01/29/26		200	215,044
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
3.875%	10/14/24		3,320	3,470,223
Kenya Government International (Kenya),
Sr. Unsec’d. Notes, 144A
5.875%	06/24/19		350	361,445
Magyar Export-Import Bank ZRT (Hungary),
Gov’t. Gtd. Notes, 144A
4.000%	01/30/20		980	1,021,650
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	165,196	9,837,843
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
4.580%(c)	01/04/18	MXN	16,400	855,120
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/08/46	MXN	1,155	372,714
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, 144A
5.250%	10/29/25		610	644,343
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	567,205
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	1,100	869,529
2.500%	09/20/35	NZD	200	164,635

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
3.000%	09/20/30	NZD	300	$262,150
Nigeria Government International (Nigeria),
Sr. Unsec’d. Notes, 144A
6.375%	07/12/23		480	472,224
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		780	782,730
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
8.250%	04/15/24		590	645,996
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		320	436,800
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		820	887,650
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		2,060	2,352,845
5.000%	01/13/37		1,550	1,999,175
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	CAD	300	246,839
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	CAD	100	112,559
Sr. Unsec’d. Notes
2.450%	06/29/22		300	311,456
Unsec’d. Notes
3.150%	06/02/22	CAD	1,500	1,257,121
3.450%	06/02/45	CAD	700	620,959
3.500%	06/02/24	CAD	2,400	2,079,701
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	216,394
Debs.
6.000%	10/01/29	CAD	300	324,966
Notes
4.250%	12/01/21	CAD	600	525,358
Unsec’d. Notes
3.000%	09/01/23	CAD	700	584,458
3.500%	12/01/22	CAD	900	768,541
5.000%	12/01/38	CAD	300	317,095
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24		1,320	1,476,750
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		430	451,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		3,190	2,950,750
5.000%	01/27/45		2,910	2,640,825
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, 144A
9.500%	11/19/25		240	266,918
Republic of Ecuador (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20		1,885	1,917,987

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Georgia (Georgia),
Unsec’d. Notes, RegS
6.875%	04/12/21		480	$535,200
Republic of Ghana (Ghana),
Gov’t. Gtd. Notes, 144A
10.750%	10/14/30		600	701,250
Sr. Unsec’d. Notes, 144A
8.125%	01/18/26		440	408,668
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23		350	325,945
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
3.750%	04/25/22		1,010	1,064,377
5.250%	01/17/42		5,324	6,091,039
Republic of Italy (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,500	2,546,979
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50		2,032	2,687,320
6.550%	03/14/37		1,510	2,132,875
7.125%	03/30/19		442	506,090
Republic of Poland (Poland),
Bonds
2.000%	04/25/21	PLN	290	75,107
2.500%	07/25/26	PLN	890	224,484
3.250%	07/25/25	PLN	4,220	1,138,347
4.000%	10/25/23	PLN	5,920	1,680,061
Sr. Unsec’d. Notes
5.000%	03/23/22		4,223	4,816,171
Republic of Senegal (Senegal),
Bonds, RegS
6.250%	07/30/24		310	320,850
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23		2,760	2,593,451
4.250%	04/14/26		810	792,229
6.750%	05/30/40		3,259	3,796,768
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/24		320	365,827
Sr. Unsec’d. Notes, 2, RegS
4.875%	01/22/24		1,270	1,451,874
Russian Federal Bond (Russia),
Bonds
7.050%	01/19/28	RUB	131,400	1,942,935
8.150%	02/03/27	RUB	315,750	5,078,600
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23		1,000	1,099,500
5.625%	04/04/42		3,200	3,695,206
Sr. Unsec’d. Notes, RegS
7.500%	03/31/30		2,862	3,471,921
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		1,970	2,070,864
Spain Government (Spain),
Bonds, 144A
5.150%	10/31/44	EUR	2,400	4,570,873
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
2.150%	10/31/25	EUR	400	$501,200
2.750%	10/31/24	EUR	6,200	8,111,755
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		470	485,041
6.825%	07/18/26		1,590	1,709,341
Sr. Unsec’d. Notes, RegS
5.875%	07/25/22		730	750,260
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		1,300	1,270,360
United Kingdom Gilt (United Kingdom),
Bonds
2.750%	09/07/24	GBP	400	607,274
4.000%	03/07/22	GBP	800	1,246,309
4.250%	06/07/32	GBP	300	559,455
4.250%	03/07/36	GBP	2,300	4,455,028
4.250%	12/07/40	GBP	1,300	2,638,974
4.750%	12/07/30	GBP	400	769,582
4.750%	12/07/38	GBP	200	423,071
Bonds, TIPS
0.125%	03/22/24	GBP	1,970	3,291,286
0.125%	03/22/44	GBP	100	233,017
Sr. Unsec’d. Notes, TIPS
0.125%	03/22/46	GBP	20	45,270
Unsec’d. Notes
3.250%	01/22/44	GBP	7,000	12,604,573
4.500%	09/07/34	GBP	500	980,098
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/26	GBP	670	1,085,083
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		230	238,338
4.125%	01/21/26		550	591,525
4.600%	01/23/46		4,840	4,906,550
6.050%	01/11/40		600	730,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,308	1,355,415
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		412	443,911
5.100%	06/18/50		960	996,000
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27		3,479	1,894,316
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS
7.750%(c)	10/13/19		5,108	3,138,866
Vietnam Government International (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		820	870,437
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20		190	211,683
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27		550	542,493

TOTAL FOREIGN GOVERNMENT BONDS (cost $285,608,739)				292,106,034

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS — 0.1%
Alabama
County of Jefferson AL Sewer Revenue,
Revenue Bonds
6.500%	10/01/53		140	$175,963

California
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30		600	820,218
Inland Valley Development Agency,
Tax Allocation
5.500%	03/01/33		130	147,220

				967,438

Illinois — 0.1%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22		800	814,904
6.314%	01/01/44		200	201,594
7.375%	01/01/33		600	667,746
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		370	356,062

				2,040,306

Michigan
Michigan Finance Authority,
Revenue Bonds
5.000%	07/01/27		290	349,531

New Jersey
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40		160	192,024

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.823%	06/01/45		220	245,177

TOTAL MUNICIPAL BONDS (cost $3,538,508)				3,970,439

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.714%(c)	05/25/46		132	96,751
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47		818	484,624
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35		203	209,633
Series 2006-I, Class 4A1
3.298%(c)	10/20/46		105	77,655
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.072%(c)	03/25/35		1,496	1,349,820
Series 2005-H, Class 2A5
3.226%(c)	09/25/35		130	118,635
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
1.197%(s)	02/20/36	EUR	106	118,016

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		180	$185,815
Series 2011-RR5, Class 12A1, 144A
5.179%(c)	03/26/37		130	123,880
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
2.988%(c)	03/25/35		25	24,417
Series 2005-10, Class A2
3.040%(c)	10/25/35		7	6,608
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.019%(c)	12/31/55	EUR	255	284,756
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.066%(c)	03/31/48	EUR	547	609,316
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		12	11,074
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.296%(c)	09/25/37		150	136,933
Claris ABS (Italy),
Series 2011-1, Class A
0.208%(c)	10/31/60	EUR	874	978,997
Countrywide Alternative Loan Trust,
Series 2005-22T1, Class A2, IO
4.545%(c)	06/25/35(g)		565	103,627
Series 2005-J12, Class 2A1
0.794%(c)	08/25/35		968	637,247
Series 2006-OA12, Class A1B
0.722%(c)	09/20/46		747	542,231
Series 2006-OA19, Class A1
0.712%(c)	02/20/47		736	492,905
Series 2007-OA4, Class A1
0.694%(c)	05/25/47		315	264,230
Series 2007-OA6, Class A1B
0.724%(c)	06/25/37		213	182,136
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
2.912%(c)	01/19/34		34	32,949
Series 2004-12, Class 12A1
3.129%(c)	08/25/34		67	57,493
Darrowby No. 2 PLC (United Kingdom),
Series 2012-1, Class A
2.088%(c)	02/20/44	GBP	418	544,061
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.582%(c)	06/15/40	GBP	306	359,039
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
2.195%(s)	12/10/44	EUR	232	253,842
Series 2006-4X, Class A3C
0.540%(c)	12/10/44	GBP	557	696,540
Eurosail-UK PLC (United Kingdom),
Series 2007-3A, Class A3C, 144A
1.524%(c)	06/13/45	GBP	76	92,177
Series 2007-3X, Class A3A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.524%(c)	06/13/45	GBP	229	$276,569
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2(x)
3.524%(c)	07/25/24		840	841,051
Series 2015-C03, Class 2M2(x)
5.524%(c)	07/25/25		370	396,853
Fannie Mae REMICS,
Series 2010-123, Class FK
0.974%(c)	11/25/40		424	422,609
Series 2011-3, Class FA
1.204%(c)	02/25/41		127	127,676
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 144A
0.996%(c)	11/29/37		316	315,225
Freddie Mac REMICS,
Series 3172, Class FK
0.974%(c)	08/15/33		90	89,863
Series 3397, Class FC
1.124%(c)	12/15/37		82	82,156
Freddie Mac Strips,
Series 278, Class F1
0.974%(c)	09/15/42		418	420,744
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A
0.303%(c)	04/23/48	EUR	179	200,885
Government National Mortgage Assoc.,
Series 2015-H18, Class FB
1.094%(c)	07/20/65		960	950,679
Series 2015-H26, Class FA
1.014%(c)	10/20/65		1,887	1,875,950
Series 2015-H30, Class FA
1.174%(c)	08/20/61		924	923,295
Series 2015-H30, Class FB
1.174%(c)	03/20/62		1,508	1,510,096
Series 2016-H02, Class FH
1.532%(c)	01/20/66		898	910,216
Series 2016-H11, Class FE
1.344%(c)	04/20/66		1,791	1,798,132
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.220%(c)	03/25/33		42	40,823
Series 2005-AR1, Class 1A1
3.152%(c)	01/25/35		12	11,699
Series 2005-AR3, Class 6A1
3.097%(c)	05/25/35		153	143,259
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.811%(c)	02/19/36		193	140,403
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1
1.319%(c)	03/25/34		1,546	1,268,679
Impac CMB Trust,
Series 2004-11, Class 2A1
1.184%(c)	03/25/35		134	123,657
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24
0.834%(c)	07/25/47		1,331	849,725

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.280%(c)	11/25/35		34	$30,817
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.714%(c)	09/25/46		154	126,764
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.236%(c)	08/25/35		42	40,847
Series 2007-A1, Class 1A1
3.218%(c)	07/25/35		44	43,464
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
1.026%(c)	06/14/40		1,353	1,248,117
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
1.121%(c)	09/21/38		1,136	1,224,162
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO
6.625%(c)	09/25/36(g)		701	217,631
Series 2007-2, Class 2A12, IO
6.165%(c)	02/25/37(g)		587	191,680
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1
1.123%(c)	01/01/61	GBP	220	264,239
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.032%(c)	12/15/49	GBP	799	963,640
Marche Mutui 4 Srl (Italy),
Series 4, Class A
0.108%(c)	02/25/55	EUR	247	276,454
Marche Mutui Srl (Italy),
Series 6, Class A1
1.953%(c)	01/27/64	EUR	58	66,168
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
3.810%(c)	09/12/39	AUD	24	18,521
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(c)	10/20/29		13	13,072
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.625%(c)	02/25/33		69	65,873
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.969%(c)	10/07/20		136	136,364
Series 2010-R2, Class 2A
0.989%(c)	11/05/20		1,448	1,447,618
Series 2010-R3, Class 1A
1.079%(c)	12/08/20		106	105,747
Series 2010-R3, Class 2A
1.079%(c)	12/08/20		1,005	1,007,003
Series 2011-R1, Class 1A
0.975%(c)	01/08/20		293	293,843
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3
0.545%(c)	12/01/50	GBP	1,100	1,238,923
Series 2007-2X, Class A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.512%(c)	12/15/50	GBP	411	$515,159
Series 2007-3X, Class A3
1.382%(c)	12/15/50	GBP	909	1,055,420
Series 2007-3X, Class BA
1.757%(c)	12/15/50	GBP	248	278,940
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A
2.520%(c)	05/13/45	AUD	252	191,817
Residential Accredit Loans, Inc.,
Series 2006-QA1, Class A21
4.066%(c)	01/25/36		1,994	1,594,595
Series 2007-QO2, Class A1
0.674%(c)	02/25/47		890	506,580
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO
5.025%(c)	02/25/36(g)		2,228	497,788
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		9	9,364
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.542%(c)	12/15/43	GBP	286	334,507
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C
2.136%(s)	06/12/44	EUR	702	720,440
Series 2006-NS3X, Class A2A
0.530%(c)	06/12/44	GBP	890	1,037,225
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.882%(c)	07/20/33		109	102,024
Series 2007-3, Class 1A1
0.732%(c)	07/20/36		74	67,191
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
3.087%(c)	12/25/34		73	71,160
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2
0.781%(c)	07/19/35		232	225,159
Series 2006-AR6, Class 2A1
0.714%(c)	07/25/46		205	169,884
Series 2006-AR7, Class A1BG
0.644%(c)	08/25/36		637	478,098
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.010%(c)	11/07/40	AUD	42	32,041
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.385%(c)	10/25/43		68	65,747
Series 2006-4, Class A2B
2.868%(c)	07/25/36		29	28,273
Series 2007-3, Class 2A1
2.781%(c)	06/25/47		57	50,881
Series 2007-3, Class 4A1
5.750%(c)	06/25/47		79	71,588
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.678%(c)	07/15/51	GBP	542	703,080

Interest Rate	Maturity Date		Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B
0.599%(c)(s)	10/10/40		EUR	321		$357,057
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-11, Class A8
5.750%	01/25/36			858		752,574
Series 2005-AR10, Class 3A1
3.009%(c)	08/25/35			5		4,927
Series 2005-AR14, Class 2A1
2.712%(c)	12/25/35			164		149,010
Series 2006-AR7, Class 3A
2.190%(c)	07/25/46			286		255,525
Series 2006-AR14, Class 1A4
2.237%(c)	11/25/36			324		287,279
Series 2007-HY5, Class 2A1
2.395%(c)	05/25/37			1,944		1,543,747
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
2.875%(c)	03/25/35			217		216,945
Series 2006-AR6, Class 3A1
2.860%(c)	03/25/36			176		165,948

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $46,357,886)						44,356,571

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal National Mortgage Assoc.
2.784%(c)	09/01/19			—	(r)	64
3.000%	TBA			23,000		23,850,207
3.000%	TBA			5,000		5,184,827
3.500%	09/01/46			7,000		7,408,788
3.500%	TBA			34,000		35,833,475
3.500%	TBA			200		210,785
3.500%	TBA			5,000		5,269,629
4.000%	TBA			4,000		4,290,938

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $81,912,682)						82,048,713

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
2.250%	08/15/46			5,370		5,272,669
2.500%	02/15/46- 05/15/46			5,980		6,182,903
2.500%	02/15/45(h	)		270		279,028
3.000%	05/15/45(h	)		910		1,037,542
3.000%	11/15/44(h	)		100		114,020
4.375%	05/15/40(h	)		400		558,922
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18- 07/15/26			61,429		64,901,956
0.125%	07/15/24(h	)(hh)(k)		6,560		6,745,889
0.125%	01/15/22(h	h)		19,880		21,574,371
0.125%	01/15/23(k	)		20,400		21,604,910
0.250%	01/15/25			2,020		2,090,498
0.375%	07/15/25(h	)		790		827,964
0.375%	07/15/23(h	)		4,860		5,208,321
0.625%	07/15/21- 01/15/26			15,500		16,770,049
0.625%	02/15/43(h	)		140		146,935

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.750%	02/15/42- 02/15/45		4,690	$5,010,338
1.000%	02/15/46(h	)	5,350	6,006,788
1.125%	01/15/21(h	)	100	117,084
1.250%	07/15/20		6,930	8,171,074
1.375%	07/15/18		150	174,490
1.375%	02/15/44(h	)	13,950	17,087,147
1.625%	01/15/18		200	236,817
1.750%	01/15/28(h	)	700	941,215
2.125%	02/15/40- 02/15/41		1,970	2,915,093
2.375%	01/15/25(h	)	13,710	20,858,516
2.375%	01/15/27(h	)	7,360	10,771,509
2.500%	01/15/29		25,890	36,840,215
3.625%	04/15/28		11,550	23,729,354
3.875%	04/15/29		4,080	8,606,353
U.S. Treasury Notes
0.750%	07/15/19		280	279,092
1.125%	06/30/21- 08/31/21		12,190	12,177,604
1.250%	07/31/23		4,240	4,195,611
1.500%	08/15/26		310	306,985
1.625%	05/15/26		1,110	1,111,474
2.000%	02/15/25(h	)	310	321,020
2.125%	09/30/21- 12/31/21		600	627,110

TOTAL U.S. TREASURY OBLIGATIONS (cost $309,304,651)				313,800,866

TOTAL LONG-TERM INVESTMENTS (cost $4,273,289,351)				4,978,862,402

			Shares
SHORT-TERM INVESTMENTS — 19.8%

AFFILIATED MUTUAL FUNDS — 13.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $679,499,430)(w)			679,499,430	679,499,430
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $118,741,530)(b)(w)			118,741,530	118,741,530

TOTAL AFFILIATED MUTUAL FUNDS (cost $798,240,960)				798,240,960

Interest rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.4%
U.S. Treasury Bills
0.003%	12/15/16(k)		12,500	12,495,312
0.005%	03/30/17(k)		295	294,364
0.210%	10/13/16(k)		26,000	25,998,484
0.260%	11/10/16		23,000	22,993,215
0.275%	11/03/16(k)		2,700	2,699,364
0.283%	11/10/16		5,000	4,998,525
0.290%	11/10/16		18,000	17,994,690
0.293%	10/13/16(k)		14,700	14,698,924
0.315%	12/22/16(k)		25,500	25,486,613
0.320%	12/22/16(k)		1,700	1,699,107
0.355%	12/22/16(k)		18,000	17,990,550

Interest rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.355%	01/26/17(k)	36,430	$36,397,396
0.358%	12/22/16(k)	7,000	6,996,325
0.388%	01/26/17(k)	12,000	11,989,260
0.390%	01/26/17(k)	1,500	1,498,657
0.391%	01/26/17(k)	2,500	2,497,763
0.430%	10/13/16(k)	8,000	7,999,414
0.447%	02/16/17(k)	12,000	11,984,580
0.449%	02/16/17(k)	2,500	2,496,787
0.450%	02/16/17(k)	1,500	1,498,073
0.465%	03/02/17(h)	300	299,544
0.470%	03/09/17(h)	300	299,483
0.488%	11/10/16	8,000	7,997,640
0.492%	10/13/16(k)	17,000	16,998,755
0.534%	03/16/17	1	998

TOTAL U.S. TREASURY OBLIGATIONS (cost $256,264,712)			256,303,823

REPURCHASE AGREEMENTS(m) — 1.0%
BNP Paribas Securities Corp., 0.800%, dated 09/29/16, due 10/05/16 in the amount of $20,002,667		20,000	20,000,000
J.P. Morgan Securities LLC, 1.250%, dated 09/30/16, due 10/03/16 in the amount of $19,101,990		19,100	19,100,000
Merrill Lynch Pierce Fenner, 0.600%, dated 09/29/16, due 10/04/16 in the amount of $20,001,667		20,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (cost $59,100,000)			59,100,000

		Shares
UNAFFILIATED FUND — 0.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $31,515,600)		31,515,600	31,515,600

		Principal Amount (000)#
CERTIFICATES OF DEPOSIT(n) — 0.2%
Barclays Bank PLC (United Kingdom)
1.639%(c)	09/08/17	1,800	1,805,879
1.641%	09/08/17	600	601,960
Credit Suisse AG (Switzerland)
1.645%(c)	09/12/17	5,400	5,406,432
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.577%	09/19/17	400	400,207
Natixis SA (France)
1.553%	09/25/17	1,500	1,503,435
Sumitomo Mitsui Banking Corp. (Japan)
1.550%	09/15/17	2,000	2,000,824
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.584%	09/18/17	1,000	1,000,637

TOTAL CERTIFICATES OF DEPOSIT (cost $12,700,000)			12,719,374

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) — 0.1%
Schlumberger Holdings Corp.
1.053%	12/06/16	1,000	$998,455
1.053%	12/02/16	1,800	1,797,439
Viacom, Inc.
1.302%	11/14/16	600	599,090
Wyndham Worldwide Corp.
1.081%	12/19/16	1,200	1,199,388

TOTAL COMMERCIAL PAPER (cost $4,593,461)			4,594,372

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
2 Year U.S. Treasury Notes Futures,
expiring 12/23/16, Strike Price $111.00		18,000	—
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $121.75		24	4,688
10 Year Euro-Bund Futures,
expiring 10/21/16, Strike Price $170.00	EUR	233	7,852
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $131.00		40	23,125
expiring 10/21/16, Strike Price $139.00		1,170	—
expiring 10/21/16, Strike Price $139.50		100	—
expiring 11/25/16, Strike Price $138.00		110	6,875
expiring 11/25/16, Strike Price $138.50		632	29,625
expiring 11/25/16, Strike Price $139.00		56	2,625
10 Year U.S. Ultra Treasury Notes Futures,
expiring 10/21/16, Strike Price $153.00		80	1,250
expiring 11/25/16, Strike Price $162.00		7	109
expiring 11/25/16, Strike Price $163.00		5	234
expiring 11/25/16, Strike Price $164.00		152	7,125
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $167.00		9	20,109
expiring 10/21/16, Strike Price $168.00		1	1,656
expiring 10/21/16, Strike Price $169.00		5	6,484
expiring 10/21/16, Strike Price $171.00		45	27,422
Currency Option United States Dollar vs Japanese Yen,

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 02/21/17, Strike Price 105.00	Citigroup Global Markets		16	$19,523
Currency Option United States Dollar vs Saudi Arabian Riyal,
expiring 01/14/17, Strike Price 3.84	Citigroup Global Markets		60	16,678
Euro Futures,
expiring 11/04/16, Strike Price $1.14			625	3,000
expiring 12/09/16, Strike Price $1.14			625	6,687
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		3,900	6,853
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		1,300	2,640
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Morgan Stanley		8,100	16,448
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG		1,300	162,498

				373,506

Put Options
90 Day Sterling Futures,
expiring 12/21/16, Strike Price $98.50		GBP	74,000	—
expiring 06/21/17, Strike Price $98.50		GBP	31,000	—
2 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $108.75			75	—
5 Year Euro-BOBL Futures,
expiring 10/21/16, Strike Price $129.75		EUR	59	331
expiring 11/25/16, Strike Price $130.25		EUR	27	152
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $116.00			1,826	—
expiring 10/21/16, Strike Price $116.25			1,482	—
expiring 10/21/16, Strike Price $117.00			4	—
expiring 11/25/16, Strike Price $112.50			19,700	—
expiring 11/25/16, Strike Price $113.00			9,000	—

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
expiring 12/23/16, Strike Price $109.00			2,900	$227
expiring 12/23/16, Strike Price $111.50			9,100	711
10 Year Euro-Bund Futures,
expiring 11/25/16, Strike Price $155.50		EUR	700	79
10 Year U.S. Treasury Notes Futures,
expiring 11/25/16, Strike Price $131.00			18	15,187
expiring 12/23/16, Strike Price $113.00			13,800	—
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $149.00			142	—
expiring 10/21/16, Strike Price $150.00			396	—
expiring 10/21/16, Strike Price $151.00			509	—
30 Year U.S. Ultra Long Term Treasury Bonds Futures,
expiring 10/21/16, Strike Price $163.00			25	—
Currency Option United States Dollar vs Mexican Peso,
expiring 10/10/16, Strike Price 18.06	Citigroup Global Markets		46	412
expiring 10/27/16, Strike Price 18.47	JPMorgan Chase		15	4,242
expiring 10/28/16, Strike Price 18.52	Citigroup Global Markets		30	9,688
Euro Futures,
expiring 11/04/16, Strike Price $1.06			2,000	700
expiring 11/04/16, Strike Price $1.07			29,250	13,163
expiring 12/09/16, Strike Price $1.10			1,125	11,137
Interest Rate Swap Options,
Pay a fixed rate of 3.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		2,900	4
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Citigroup Global Markets		19,900	2,260
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Goldman Sachs & Co.		38,100	4,327

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/09/17	Goldman Sachs & Co.	37,400	$5,953
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/06/17	Morgan Stanley	39,600	10,283
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 02/13/17	Citigroup Global Markets	39,600	14,974
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/21/17	Morgan Stanley	30,600	9,753
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	1,300	5,398
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	1,300	75,676
Pay a fixed rate of 2.72% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	3,900	32,820
Pay a fixed rate of 2.77% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	5,200	40,945
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	600	12,020
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	600	11,373

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley	700	$24,651
Pay a fixed rate of 2.86% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG	1,000	24,304
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley	200	7,317
Pay a fixed rate of 2.59% and receive a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley	200	11,744
Pay a fixed rate of 2.60% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley	900	39,303
Japanese Yen Futures,
expiring 11/04/16, Strike Price $0.0092		138	4,813
expiring 11/04/16, Strike Price $0.0098		13	11,750
expiring 11/04/16, Strike Price $0.0099		41	58,575
expiring 12/09/16, Strike Price $0.0098		3	3,900

			468,172

TOTAL OPTIONS PURCHASED (cost $1,774,733)			841,678

TOTAL SHORT-TERM INVESTMENTS (cost $1,164,189,466)			1,163,315,807

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 104.8%
(cost $5,437,478,817)			6,142,178,209

		Shares
SECURITIES SOLD SHORT(q) — (3.2)%
COMMON STOCKS — (3.1)%
Aerospace & Defense — (0.1)%
Aerovironment, Inc.*		4,900	(119,609)
B/E Aerospace, Inc.		10,800	(557,928)
Boeing Co. (The)		9,819	(1,293,555)
KLX, Inc.*		2,800	(98,560)
Lockheed Martin Corp.		2,740	(656,833)
Raytheon Co.		980	(133,407)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
TransDigm Group, Inc.*	2,500	$(722,800)
Triumph Group, Inc.	1,300	(36,244)

		(3,618,936)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	2,110	(148,671)
Echo Global Logistics, Inc.*	3,900	(89,934)
United Parcel Service, Inc. (Class B Stock)	2,130	(232,937)

		(471,542)

Airlines
American Airlines Group, Inc.	15,500	(567,455)
Spirit Airlines, Inc.*	9,000	(382,770)

		(950,225)

Auto Components
Autoliv, Inc. (Sweden)	2,570	(274,476)
BorgWarner, Inc.	2,260	(79,507)
Delphi Automotive PLC (United Kingdom)	8,000	(570,560)
Dorman Products, Inc.*	1,100	(70,290)
Johnson Controls International PLC	5,157	(239,955)
Lear Corp.	1,270	(153,949)

		(1,388,737)

Automobiles
Ford Motor Co.	31,740	(383,102)

Banks — (0.1)%
Associated Banc-Corp.	1,153	(22,587)
Banc of California, Inc.	2,300	(40,158)
Bank of Hawaii Corp.	8,451	(613,712)
BB&T Corp.	2,510	(94,677)
Boston Private Financial Holdings, Inc.	10,009	(128,415)
Canadian Imperial Bank of Commerce (Canada)	2,802	(217,270)
Chemical Financial Corp.	2,700	(119,151)
Commerce Bancshares, Inc.	5,575	(274,625)
CVB Financial Corp.	9,600	(169,056)
Fifth Third Bancorp	8,440	(172,682)
First Horizon National Corp.	27,800	(423,394)
FNB Corp.	27,989	(344,265)
KeyCorp	1	(12)
M&T Bank Corp.	1,930	(224,073)
MB Financial, Inc.	3,500	(133,140)
Old National Bancorp	2,400	(33,744)
PacWest Bancorp	6,800	(291,788)
Park National Corp.	400	(38,400)
People’s United Financial, Inc.	55,234	(873,802)
Pinnacle Financial Partners, Inc.	2,400	(129,792)
PNC Financial Services Group, Inc. (The)	5,120	(461,261)
SVB Financial Group*	1,800	(198,972)
U.S. Bancorp	15,420	(661,364)
UMB Financial Corp.	4,900	(291,305)
United Bankshares, Inc.	5,421	(204,209)
Valley National Bancorp	11,600	(112,868)
Webster Financial Corp.	8,100	(307,881)

		(6,582,603)

Beverages
Brown-Forman Corp. (Class B Stock)	8,270	(392,329)
Coca-Cola Bottling Co. Consolidated	400	(59,264)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	23,470	$(993,250)
Molson Coors Brewing Co. (Class B Stock)	5,700	(625,860)

		(2,070,703)

Biotechnology — (0.1)%
AbbVie, Inc.	8,460	(533,572)
ACADIA Pharmaceuticals, Inc.*	4,700	(149,507)
Alexion Pharmaceuticals, Inc.*	4,300	(526,922)
Alnylam Pharmaceuticals, Inc.*	8,700	(589,686)
Amgen, Inc.	844	(140,788)
Amicus Therapeutics, Inc.*	23,800	(176,120)
Array BioPharma, Inc.*	6,700	(45,225)
Bluebird Bio, Inc.*	8,300	(562,574)
Clovis Oncology, Inc.*	5,200	(187,460)
Dynavax Technologies Corp.*	7,100	(74,479)
Halozyme Therapeutics, Inc.*	14,300	(172,744)
Ironwood Pharmaceuticals, Inc.*	13,600	(215,968)
Kite Pharma, Inc.*	4,100	(229,026)
Pluristem Therapeutics, Inc.*	469	(750)
Portola Pharmaceuticals, Inc.*	6,400	(145,344)
Prothena Corp. PLC (Ireland)*	1,100	(65,967)
Puma Biotechnology, Inc.*	6,600	(442,530)
Radius Health, Inc.*	9,500	(513,855)
Regeneron Pharmaceuticals, Inc.*	160	(64,323)
Seattle Genetics, Inc.*	14,800	(799,348)
TESARO, Inc.*	8,000	(801,920)

		(6,438,108)

Building Products
Advanced Drainage Systems, Inc.	2,800	(67,368)
Builders FirstSource, Inc.*	17,100	(196,821)
Caesarstone Ltd. (Israel)*	6,300	(237,573)
PGT, Inc.*	4,500	(48,015)

		(549,777)

Capital Markets — (0.1)%
Ares Capital Corp.	4,352	(67,456)
Artisan Partners Asset Management, Inc. (Class A Stock)	4,400	(119,680)
CBOE Holdings, Inc.	6,592	(427,491)
CME Group, Inc.	3,800	(397,176)
Eaton Vance Corp.	5,600	(218,680)
FactSet Research Systems, Inc.	2,500	(405,250)
Federated Investors, Inc. (Class B Stock)	8,860	(262,522)
Franklin Resources, Inc.	6,831	(242,979)
Invesco Ltd.	2,610	(81,615)
Janus Capital Group, Inc.	13,500	(189,135)
Penson Worldwide, Inc.*^(g)	32,656	—
Stifel Financial Corp.*	2,800	(107,660)
T. Rowe Price Group, Inc.	6,514	(433,181)
Virtus Investment Partners, Inc.	600	(58,716)

		(3,011,541)

Chemicals — (0.1)%
AgroFresh Solutions, Inc.*	5,224	(27,635)
Air Products & Chemicals, Inc.	1,415	(212,731)
American Vanguard Corp.	8,900	(142,934)
Ashland Global Holdings, Inc.	2,700	(313,065)
E.I. du Pont de Nemours & Co.	13,812	(924,990)
Ecolab, Inc.	2,260	(275,087)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Flotek Industries, Inc.*	8,200	$(119,228)
FMC Corp.	12,200	(589,748)
International Flavors & Fragrances, Inc.	4,800	(686,256)
Kraton Corp.*	4,000	(140,160)
LyondellBasell Industries NV (Class A Stock)	8,230	(663,832)
Mosaic Co. (The)	22,200	(543,012)
Olin Corp.	26,000	(533,520)
Potash Corp. of Saskatchewan, Inc. (Canada)	7,577	(123,657)
Praxair, Inc.	2,170	(262,201)
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,600	(133,232)
Sherwin-Williams Co. (The)	700	(193,662)

		(5,884,950)

Commercial Services & Supplies
Clean Harbors, Inc.*	1,800	(86,364)
Covanta Holding Corp.	22,600	(347,814)
Healthcare Services Group, Inc.	10,900	(431,422)
Matthews International Corp. (Class A Stock)	1,300	(78,988)
Mobile Mini, Inc.	6,600	(199,320)
Stericycle, Inc.*	6,700	(536,938)

		(1,680,846)

Communications Equipment — (0.1)%
Cisco Systems, Inc.	26,250	(832,650)
Harris Corp.	2,300	(210,703)
Infinera Corp.*	23,800	(214,914)
Juniper Networks, Inc.	18,320	(440,779)
NetScout Systems, Inc.*	19,600	(573,300)
Palo Alto Networks, Inc.*	4,300	(685,119)
ViaSat, Inc.*	6,900	(515,085)

		(3,472,550)

Construction & Engineering
Granite Construction, Inc.	7,100	(353,154)
Valmont Industries, Inc.	500	(67,285)

		(420,439)

Construction Materials
Summit Materials, Inc. (Class A Stock)*	13,700	(254,135)

Consumer Finance
FirstCash, Inc.	4,400	(207,152)
OneMain Holdings, Inc.*	4,300	(133,085)
PRA Group, Inc.*	2,200	(75,988)

		(416,225)

Containers & Packaging — (0.1)%
AptarGroup, Inc.	5,480	(424,207)
Avery Dennison Corp.	5,410	(420,844)
Ball Corp.	7,800	(639,210)
Berry Plastics Group, Inc.*	6,500	(285,025)
Sonoco Products Co.	4,580	(241,961)
WestRock Co.	10,600	(513,888)

		(2,525,135)

Distributors
Core-Mark Holding Co., Inc.	6,700	(239,860)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Distributors (cont’d.)
KBS Fashion Group Ltd. (China)*	314	$(135)

		(239,995)

Diversified Consumer Services
Houghton Mifflin Harcourt Co.*	17,400	(233,334)
LifeLock, Inc.*	8,400	(142,128)

		(375,462)

Diversified Telecommunication Services — (0.1)%
AT&T, Inc.	7,680	(311,885)
BCE, Inc. (Canada)	2,641	(121,970)
CenturyLink, Inc.	6,530	(179,118)
Cogent Communications Holdings, Inc.	3,200	(117,792)
Verizon Communications, Inc.	30,240	(1,571,875)

		(2,302,640)

Electric Utilities — (0.1)%
ALLETE, Inc.	700	(41,734)
Alliant Energy Corp.	12,900	(494,199)
Duke Energy Corp.	12,780	(1,022,911)
Fortis, Inc. (Canada)	11,634	(374,129)
Great Plains Energy, Inc.	1,587	(43,309)
IDACORP, Inc.	700	(54,796)
NextEra Energy, Inc.	4,700	(574,904)
OGE Energy Corp.	9,300	(294,066)
Pinnacle West Capital Corp.	2,000	(151,980)
PNM Resources, Inc.	6,800	(222,496)
Southern Co. (The)	31,510	(1,616,463)
Xcel Energy, Inc.	12,500	(514,250)

		(5,405,237)

Electrical Equipment
Emerson Electric Co.	7,150	(389,747)
Generac Holdings, Inc.*	2,000	(72,600)
Rockwell Automation, Inc.	2,495	(305,238)

		(767,585)

Electronic Equipment, Instruments & Components
Amphenol Corp. (Class A Stock)	2,130	(138,280)
Corning, Inc.	26,600	(629,090)
Littelfuse, Inc.	1,100	(141,691)
National Instruments Corp.	8,800	(249,920)
TE Connectivity Ltd. (Switzerland)	4,600	(296,148)
Universal Display Corp.*	8,000	(444,080)
VeriFone Systems, Inc.*	21,000	(330,540)

		(2,229,749)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	2,320	(117,090)
FMC Technologies, Inc.*	1,600	(47,472)
Halliburton Co.	16,300	(731,544)
Helmerich & Payne, Inc.	10,800	(726,840)
Patterson-UTI Energy, Inc.	32,500	(727,025)
Schlumberger Ltd.	7,300	(574,072)
Technip SA (France)	3,311	(203,542)

		(3,127,585)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Acadia Realty Trust	2,300	(83,352)
Alexandria Real Estate Equities, Inc.	2,000	(217,540)
Cousins Properties, Inc.	3,563	(37,198)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
CyrusOne, Inc.	4,300	$(204,551)
Digital Realty Trust, Inc.	2,144	(208,225)
Equity Residential	1,650	(106,145)
Essex Property Trust, Inc.	480	(106,896)
Federal Realty Investment Trust	5,600	(862,008)
General Growth Properties, Inc.	7,190	(198,444)
Government Properties Income Trust	2,300	(52,026)
Healthcare Realty Trust, Inc.	6,700	(228,202)
Healthcare Trust of America, Inc. (Class A Stock)	4,360	(142,223)
Host Hotels & Resorts, Inc.	13,945	(217,124)
Kilroy Realty Corp.	5,800	(402,230)
LaSalle Hotel Properties	9,800	(233,926)
Mid-America Apartment Communities, Inc.	4,407	(414,214)
National Retail Properties, Inc.	11,500	(584,775)
New York REIT, Inc.	10,900	(99,735)
Physicians Realty Trust	12,600	(271,404)
Potlatch Corp.	2,100	(81,669)
Realty Income Corp.	9,600	(642,528)
Regency Centers Corp.	8,100	(627,669)
Sabra Health Care REIT, Inc.	2,400	(60,432)
STAG Industrial, Inc.	4,100	(100,491)
UDR, Inc.	2,080	(74,859)
Ventas, Inc.	7,030	(496,529)
Welltower, Inc.	2,550	(190,664)
Weyerhaeuser Co.	17,100	(546,174)

		(7,491,233)

Food & Staples Retailing — (0.1)%
Chefs’ Warehouse, Inc. (The)*	4,800	(53,472)
Costco Wholesale Corp.	3,800	(579,538)
CVS Health Corp.	6,730	(598,903)
Koninklijke Ahold Delhaize NV (Netherlands)	82	(1,868)
Sysco Corp.	21,830	(1,069,888)
Walgreens Boots Alliance, Inc.	700	(56,434)
Whole Foods Market, Inc.	20,099	(569,807)

		(2,929,910)

Food Products — (0.1)%
B&G Foods, Inc.	6,700	(329,506)
Campbell Soup Co.	1,320	(72,204)
General Mills, Inc.	5,280	(337,286)
Kellogg Co.	3,490	(270,370)
Kraft Heinz Co. (The)	11,010	(985,505)
McCormick & Co., Inc.	1,800	(179,856)
Pinnacle Foods, Inc.	5,300	(265,901)
Snyder’s-Lance, Inc.	14,000	(470,120)
TreeHouse Foods, Inc.*	6,300	(549,297)

		(3,460,045)

Gas Utilities
Northwest Natural Gas Co.	5,600	(336,616)
South Jersey Industries, Inc.	11,400	(336,870)
Spire, Inc.	2,100	(133,854)

		(807,340)

Health Care Equipment & Supplies — (0.1)%
Abbott Laboratories	9,002	(380,695)
Analogic Corp.	1,000	(88,600)
C.R. Bard, Inc.	1,030	(231,008)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
China Medical Technologies, Inc. (China), ADR*^	6,255	$—
DENTSPLY SIRONA, Inc.	9,470	(562,802)
DexCom, Inc.*	8,000	(701,280)
Endologix, Inc.*	17,900	(229,120)
K2M Group Holdings, Inc.*	5,600	(99,568)
Medtronic PLC	10,306	(890,438)
Meridian Bioscience, Inc.	2,900	(55,941)
Nevro Corp.*	4,600	(480,194)
NuVasive, Inc.*	6,200	(413,292)
Penumbra, Inc.*	700	(53,193)
ResMed, Inc.	6,900	(447,051)
Spectranetics Corp. (The)*	8,900	(223,301)
Stryker Corp.	1,480	(172,287)
Varian Medical Systems, Inc.*	1,480	(147,304)
Wright Medical Group NV*	12,400	(304,172)
Zeltiq Aesthetics, Inc.*	7,200	(282,384)
Zimmer Biomet Holdings, Inc.	550	(71,511)

		(5,834,141)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	10,100	(500,455)
Aceto Corp.	2,500	(47,475)
Aetna, Inc.	399	(46,065)
Air Methods Corp.*	8,200	(258,218)
Amedisys, Inc.*	1,200	(56,928)
AmerisourceBergen Corp.	820	(66,240)
AMN Healthcare Services, Inc.*	8,200	(261,334)
Amsurg Corp.*	5,942	(398,411)
Capital Senior Living Corp.*	3,800	(63,840)
Cardinal Health, Inc.	1,360	(105,672)
Centene Corp.*	8,200	(549,072)
Community Health Systems, Inc.*	7,480	(86,319)
DaVita, Inc.*	2,090	(138,086)
Diplomat Pharmacy, Inc.*	3,900	(109,239)
Express Scripts Holding Co.*	5,960	(420,359)
HCA Holdings, Inc.*	1,920	(145,210)
HealthSouth Corp.	7,100	(288,047)
Henry Schein, Inc.*	3,740	(609,545)
Laboratory Corp. of America Holdings*	920	(126,482)
MEDNAX, Inc.*	4,800	(318,000)
Patterson Cos., Inc.	3,600	(165,384)
Premier, Inc. (Class A Stock)*	3,700	(119,658)
Quest Diagnostics, Inc.	870	(73,628)
Quorum Health Corp.*	6,075	(38,090)
Surgical Care Affiliates, Inc.*	5,600	(273,056)
Team Health Holdings, Inc.*	8,100	(263,736)
Tenet Healthcare Corp.*	5,960	(135,054)
Universal Health Services, Inc. (Class B Stock)	550	(67,771)

		(5,731,374)

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	12,500	(164,625)
athenahealth, Inc.*	300	(37,836)
Cerner Corp.*	4,240	(261,820)
IMS Health Holdings, Inc.*	4,469	(140,058)

		(604,339)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — (0.1)%
Chipotle Mexican Grill, Inc.*	180	$(76,230)
Choice Hotels International, Inc.	1,620	(73,030)
ClubCorp Holdings, Inc.	8,000	(115,760)
Darden Restaurants, Inc.	8,060	(494,239)
Dave & Buster’s Entertainment, Inc.*	1,400	(54,852)
Domino’s Pizza, Inc.	4,700	(713,695)
Dunkin’ Brands Group, Inc.	13,000	(677,040)
Eldorado Resorts, Inc.*	9,380	(131,883)
Hilton Worldwide Holdings, Inc.	20,900	(479,237)
Hyatt Hotels Corp. (Class A Stock)*	6,100	(300,242)
Interval Leisure Group, Inc.	10,700	(183,719)
La Quinta Holdings, Inc.*	4,700	(52,546)
Las Vegas Sands Corp.	8,200	(471,828)
Marriott International, Inc. (Class A Stock)	6,420	(432,259)
McDonald’s Corp.	6,010	(693,314)
MGM Resorts International*	26,300	(684,589)
SeaWorld Entertainment, Inc.	19,100	(257,468)
Six Flags Entertainment Corp.	3,300	(176,913)
Sonic Corp.	2,200	(57,596)
Vail Resorts, Inc.	984	(154,370)
Wynn Resorts Ltd.	2,000	(194,840)
Zoe’s Kitchen, Inc.*	1,300	(28,847)

		(6,504,497)

Household Durables
CalAtlantic Group, Inc.	13,480	(450,771)
Garmin Ltd.	3,380	(162,612)
Harman International Industries, Inc.	5,200	(439,140)
Newell Brands, Inc.	3,300	(173,778)
PulteGroup, Inc.	27,000	(541,080)

		(1,767,381)

Household Products — (0.1)%
Church & Dwight Co., Inc.	11,836	(567,181)
Clorox Co. (The)	6,290	(787,382)
Colgate-Palmolive Co.	8,810	(653,173)
Energizer Holdings, Inc.	5,300	(264,788)
Procter & Gamble Co. (The)	6,010	(539,398)
WD-40 Co.	300	(33,729)

		(2,845,651)

Independent Power & Renewable Electricity Producers
Calpine Corp.*	32,600	(412,064)
Dynegy, Inc.*	23,000	(284,970)
Pattern Energy Group, Inc.	9,300	(209,157)
TerraForm Power, Inc. (Class A Stock)*	16,500	(229,515)

		(1,135,706)

Industrial Conglomerates
3M Co.	5,700	(1,004,511)
General Electric Co.	17,810	(527,532)
Roper Technologies, Inc.	1,400	(255,458)

		(1,787,501)

Insurance — (0.1)%
Aflac, Inc.	4,900	(352,163)
Allstate Corp. (The)	2,370	(163,957)
Aon PLC	4,000	(449,960)
Arch Capital Group Ltd. (Bermuda)*	7,370	(584,146)
Arthur J. Gallagher & Co.	9,000	(457,830)
Axis Capital Holdings Ltd.	1,350	(73,347)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Genworth Financial, Inc. (Class A Stock)*	7,770	$(38,539)
Marsh & McLennan Cos., Inc.	8,600	(578,350)
MBIA, Inc.*	10,600	(82,574)
Mercury General Corp.	2,900	(159,065)
Primerica, Inc.	1,900	(100,757)
Progressive Corp. (The)	20,014	(630,441)
RenaissanceRe Holdings Ltd. (Bermuda)	6,730	(808,677)
RLI Corp.	1,900	(129,884)
Torchmark Corp.	4,411	(281,819)
Travelers Cos., Inc. (The)	5,590	(640,335)
Unum Group	1,110	(39,194)
Validus Holdings Ltd.	3,300	(164,406)
W.R. Berkley Corp.	16,529	(954,715)
Willis Towers Watson PLC	4,500	(597,465)

		(7,287,624)

Internet & Direct Marketing Retail — (0.1)%
Expedia, Inc.	7,510	(876,567)
Liberty Ventures (Class A Stock)*	7,100	(283,077)
Netflix, Inc.*	12,890	(1,270,310)
Priceline Group, Inc. (The)*	120	(176,579)
TripAdvisor, Inc.*	700	(44,226)

		(2,650,759)

Internet Software & Services — (0.1)%
2U, Inc.*	2,000	(76,580)
Alibaba Group Holding Ltd. (China), ADR*	47,028	(4,975,092)
ChannelAdvisor Corp.*	9,000	(116,370)
comScore, Inc.*	3,700	(113,442)
Cornerstone OnDemand, Inc.*	3,900	(179,205)
GoDaddy, Inc. (Class A Stock)*	2,200	(75,966)
GrubHub, Inc.*	2,170	(93,288)
GTT Communications, Inc.*	2,400	(56,472)
MeetMe, Inc.*	6,500	(40,300)
New Relic, Inc.*	3,900	(149,448)
Stamps.com, Inc.*	3,900	(368,589)

		(6,244,752)

IT Services — (0.1)%
Alliance Data Systems Corp.*	2,500	(536,325)
Automatic Data Processing, Inc.	2,850	(251,370)
Blackhawk Network Holdings, Inc.*	6,400	(193,088)
Computer Sciences Corp.	11,900	(621,299)
EPAM Systems, Inc.*	5,200	(360,412)
Fidelity National Information Services, Inc.	7,300	(562,319)
Global Payments, Inc.	9,500	(729,220)
International Business Machines Corp.	2,600	(413,010)
Paychex, Inc.	15,140	(876,152)
PayPal Holdings, Inc.*	16,000	(655,520)
Sabre Corp.	6,900	(194,442)
ServiceSource International, Inc.*	19,400	(94,672)

		(5,487,829)

Leisure Products
Hasbro, Inc.	3,450	(273,689)
Mattel, Inc.	41,580	(1,259,042)

		(1,532,731)

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc. (Class A Stock)* .	1,100	(180,191)
Fluidigm Corp.*	6,200	(49,662)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Pacific Biosciences of California, Inc.*	15,900	$(142,464)
PAREXEL International Corp.*	3,600	(250,020)

		(622,337)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	3,100	(72,044)
AGCO Corp.	6,580	(324,526)
Caterpillar, Inc.	7,000	(621,390)
CIRCOR International, Inc.	2,100	(125,076)
Deere & Co.	7,060	(602,571)
Donaldson Co., Inc.	17,080	(637,596)
Flowserve Corp.	3,770	(181,865)
Illinois Tool Works, Inc.	2,456	(294,327)
Jason Industries, Inc.*	485	(1,077)
Kennametal, Inc.	5,800	(168,316)
Middleby Corp. (The)*	4,200	(519,204)
Pentair PLC (United Kingdom)	6,500	(417,560)
Proto Labs, Inc.*	3,700	(221,667)
RBC Bearings, Inc.*	1,100	(84,128)
Wabtec Corp.	3,400	(277,610)
Woodward, Inc.	2,900	(181,192)

		(4,730,149)

Marine
Kirby Corp.*	4,100	(254,856)

Media — (0.1)%
AMC Entertainment Holdings, Inc. (Class A Stock)	900	(27,981)
AMC Networks, Inc. (Class A Stock)*	1,727	(89,562)
Carmike Cinemas, Inc.*	600	(19,614)
Charter Communications, Inc. (Class A Stock)*	2,185	(589,884)
Cinemark Holdings, Inc.	9,170	(351,028)
Comcast Corp. (Class A Stock)	3	(199)
Discovery Communications, Inc. (Class A Stock)*	12,270	(330,308)
EW Scripps Co. (The) (Class A Stock)*	6,100	(96,990)
Global Eagle Entertainment, Inc.*	14,983	(124,509)
IMAX Corp.*	14,200	(411,374)
Interpublic Group of Cos., Inc. (The)	18,146	(405,563)
Liberty Broadband Corp. (Class A Stock)*	1,500	(105,240)
Liberty Broadband Corp. (Class C Stock)*	4,200	(300,216)
Lions Gate Entertainment Corp.	1,632	(32,624)
News Corp. (Class A Stock)	31,970	(446,941)
News Corp. (Class B Stock)	4,577	(65,085)
Omnicom Group, Inc.	7,720	(656,200)
Regal Entertainment Group (Class A Stock)	13,650	(296,888)
Scripps Networks Interactive, Inc. (Class A Stock)	6,055	(384,432)
Twenty-First Century Fox, Inc. (Class B Stock)	18,529	(458,407)
Viacom, Inc. (Class B Stock)	2,330	(88,773)
Walt Disney Co. (The)	4,620	(429,013)

		(5,710,831)

Metals & Mining
Alcoa, Inc.	39,420	(399,719)
Allegheny Technologies, Inc.	16,400	(296,348)
Carpenter Technology Corp.	6,400	(264,064)
Century Aluminum Co.*	6,600	(45,870)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Compass Minerals International, Inc.	7,460	$(549,802)
Freeport-McMoRan, Inc.	10,955	(118,971)
Kirkland Lake Gold, Inc. (Canada)*	874	(6,629)
Nucor Corp.	5,300	(262,085)
Royal Gold, Inc.	3,500	(271,005)

		(2,214,493)

Mortgage Real Estate Investment Trusts (REITs)
American Capital Agency Corp.	8,800	(171,952)
Apollo Commercial Real Estate Finance, Inc.	7,900	(129,323)
Colony Capital, Inc. (Class A Stock)	16,395	(298,881)
New Residential Investment Corp.	19,700	(272,057)

		(872,213)

Multiline Retail
Kohl’s Corp.	6,794	(297,238)
Nordstrom, Inc.	2,600	(134,888)
Target Corp.	9,600	(659,328)
Tuesday Morning Corp.*	13,400	(80,132)

		(1,171,586)

Multi-Utilities — (0.1)%
Ameren Corp.	2,700	(132,786)
Consolidated Edison, Inc.	9,470	(713,091)
Dominion Resources, Inc.	24,460	(1,816,644)
WEC Energy Group, Inc.	9,100	(544,908)

		(3,207,429)

Oil, Gas & Consumable Fuels — (0.1)%
Amyris, Inc.*	14,041	(8,144)
Callon Petroleum Co.*	32,000	(502,400)
Chevron Corp.	7,320	(753,374)
Concho Resources, Inc.*	6,100	(837,835)
ConocoPhillips	3,880	(168,664)
Enbridge, Inc. (Canada)	14,374	(635,762)
Exxon Mobil Corp.	15,439	(1,347,516)
Hess Corp.	2,610	(139,948)
Kosmos Energy Ltd.*	12,800	(82,048)
Marathon Oil Corp.	9,170	(144,978)
Matador Resources Co.*	12,200	(296,948)
Murphy Oil Corp.	23,570	(716,528)
Noble Energy, Inc.	2,980	(106,505)
Oasis Petroleum, Inc.*	40,900	(469,123)
Parsley Energy, Inc. (Class A Stock)*	16,700	(559,617)
PDC Energy, Inc.*	9,400	(630,364)
Phillips 66	930	(74,912)
Pioneer Natural Resources Co.	400	(74,260)
SemGroup Corp. (Class A Stock)	3,800	(134,368)
Synergy Resources Corp.*	44,600	(309,078)
Whiting Petroleum Corp.*	13,200	(115,368)

		(8,107,740)

Paper & Forest Products
Domtar Corp.	7,140	(265,108)
Louisiana-Pacific Corp.*	29,500	(555,485)

		(820,593)

Personal Products
Edgewell Personal Care Co.*	2,600	(206,752)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,300	$(557,928)

		(764,680)

Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc.*	4,300	(162,282)
ANI Pharmaceuticals, Inc.*	600	(39,810)
Depomed, Inc.*	14,100	(352,359)
Horizon Pharma PLC*	28,800	(522,144)
Johnson & Johnson	3,260	(385,104)
Nektar Therapeutics*	14,000	(240,520)
Pacira Pharmaceuticals, Inc.*	8,000	(273,760)
Teva Pharmaceutical Industries Ltd. (Israel), ADR	13,865	(637,929)
TherapeuticsMD, Inc.*	12,900	(87,849)

		(2,701,757)

Professional Services
Advisory Board Co. (The)*	9,700	(433,978)
Dun & Bradstreet Corp. (The)	2,600	(355,212)
Nielsen Holdings PLC	12,980	(695,339)
Verisk Analytics, Inc.*	7,500	(609,600)
WageWorks, Inc.*	2,000	(121,820)

		(2,215,949)

Road & Rail — (0.1)%
Genesee & Wyoming, Inc. (Class A Stock)*	5,300	(365,435)
Heartland Express, Inc.	44,165	(833,835)
Kansas City Southern	6,400	(597,248)
Knight Transportation, Inc.	23,579	(676,482)
Werner Enterprises, Inc.	12,081	(281,125)

		(2,754,125)

Semiconductors & Semiconductor Equipment — (0.2)%
Analog Devices, Inc.	3,217	(207,336)
Applied Micro Circuits Corp.*	27,100	(188,345)
Cavium, Inc.*	12,300	(715,860)
Cree, Inc.*	19,400	(498,968)
Cypress Semiconductor Corp.	18,400	(223,744)
Intel Corp.	24,278	(916,495)
Lam Research Corp.	11,064	(1,047,871)
Lattice Semiconductor Corp.*	24,800	(160,952)
Linear Technology Corp.	5,974	(354,198)
MACOM Technology Solutions Holdings, Inc.*	6,700	(283,678)
Maxim Integrated Products, Inc.	3,980	(158,921)
Microchip Technology, Inc.	29,153	(1,811,567)
Micron Technology, Inc.*	54,560	(970,077)
MKS Instruments, Inc.	800	(39,784)
NVIDIA Corp.	2,368	(162,255)
Qorvo, Inc.*	2,300	(128,202)
QUALCOMM, Inc.	5,620	(384,970)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	36,510	(1,116,841)
Ultratech, Inc.*	10,800	(249,264)
Veeco Instruments, Inc.*	2,900	(56,927)
Xilinx, Inc.	7,050	(383,097)

		(10,059,352)

Software — (0.1)%
Activision Blizzard, Inc.	14,000	(620,200)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Software (cont’d.)
Dell Technologies, Inc. - VMware, Inc. (Class V Stock)*	563	$(26,911)
HubSpot, Inc.*	7,600	(437,912)
Oracle Corp.	13,340	(523,995)
Proofpoint, Inc.*	9,200	(688,620)
PTC, Inc.*	2,000	(88,620)
RingCentral, Inc. (Class A Stock)*	4,900	(115,934)
salesforce.com, Inc.*	3,070	(218,983)
SAP SE (Germany), ADR	980	(89,582)
ServiceNow, Inc.*	9,900	(783,585)
Splunk, Inc.*	9,300	(545,724)
SS&C Technologies Holdings, Inc.	9,000	(289,350)
Tableau Software, Inc. (Class A Stock)*	7,800	(431,106)
TiVo Corp.*	4,351	(84,757)
Tyler Technologies, Inc.*	3,100	(530,813)
Workday, Inc. (Class A Stock)*	9,000	(825,210)
Zendesk, Inc.*	6,100	(187,331)

		(6,488,633)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	3,800	(566,656)
AutoZone, Inc.*	720	(553,205)
Bed Bath & Beyond, Inc.	14,920	(643,201)
CarMax, Inc.*	4,260	(227,271)
Children’s Place, Inc. (The)	4,600	(367,402)
DSW, Inc. (Class A Stock)	7,470	(152,986)
Gap, Inc. (The)	6,990	(155,458)
Guess?, Inc.	6,800	(99,348)
Monro Muffler Brake, Inc.	7,200	(440,424)
Signet Jewelers Ltd.	4,700	(350,291)
Tailored Brands, Inc.	10,200	(160,140)
Tiffany & Co.	8,600	(624,618)
Tractor Supply Co.	2,900	(195,315)

		(4,536,315)

Technology Hardware, Storage & Peripherals
Apple, Inc.	6,980	(789,089)
Diebold, Inc.	6,900	(171,051)
Electronics For Imaging, Inc.*	8,700	(425,604)
NetApp, Inc.	4,470	(160,115)
Seagate Technology PLC	7,480	(288,354)

		(1,834,213)

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.*	4,000	(238,200)
G-III Apparel Group Ltd.*	1,300	(37,895)
Hanesbrands, Inc.	20,200	(510,050)
lululemon athletica, Inc.*	1,810	(110,374)
Ralph Lauren Corp.	6,610	(668,535)
Under Armour, Inc. (Class A Stock)*	11,530	(445,980)
Under Armour, Inc. (Class C Stock)*	2,813	(95,248)
VF Corp.	1,180	(66,139)

		(2,172,421)

Thrifts & Mortgage Finance
New York Community Bancorp, Inc.	37,143	(528,545)
Northwest Bancshares, Inc.	5,100	(80,121)
PHH Corp.*	6,100	(88,145)

		(696,811)

		Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Tobacco
Philip Morris International, Inc.		3,800	$(369,436)
Vector Group Ltd.		12,678	(272,973)

			(642,409)

Trading Companies & Distributors
Fastenal Co.		6,580	(274,912)
NOW, Inc.*		24,200	(518,606)
W.W. Grainger, Inc.		4,460	(1,002,786)

			(1,796,304)

Water Utilities
Aqua America, Inc.		7,100	(216,408)

TOTAL COMMON STOCKS (proceeds received $170,714,135)			(183,262,224)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY
OBLIGATION - SHORT — (0.1)%
Federal National Mortgage Assoc. (proceeds received $2,246,563)
5.500%	TBA	2,000	(2,253,750)

TOTAL SECURITIES SOLD SHORT (proceeds received $172,960,698)			(185,515,974)

Counterparty		Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $122.00		49	(5,742)
expiring 11/25/16, Strike Price $122.00		56	(16,625)
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $131.50		1,100	(4,297)
expiring 10/21/16, Strike Price $131.50		261	(101,953)
expiring 10/21/16, Strike Price $132.00		83	(18,156)
expiring 11/25/16, Strike Price $132.00		196	(104,125)
expiring 11/25/16, Strike Price $133.00		78	(23,156)
expiring 11/25/16, Strike Price $134.00		29	(4,984)
expiring 11/25/16, Strike Price $134.50		19	(2,672)
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $170.00		59	(53,469)
expiring 10/21/16, Strike Price $172.00		68	(25,500)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 10/21/16, Strike Price $174.00			14	$(2,844)
expiring 11/25/16, Strike Price $170.00			14	(26,469)
expiring 11/25/16, Strike Price $172.00			28	(34,563)
expiring 11/30/16, Strike Price $174.00			51	(43,031)
Australian Dollar Futures,
expiring 12/06/16, Strike Price $0.77			6	(7,080)
Canadian Dollar Futures,
expiring 10/07/16, Strike Price $0.78			6	(180)
expiring 10/07/16, Strike Price $0.79			4	(40)
CDX.O.IG.27.V1.5Y,
expiring 12/21/16, Strike Price $0.70	BNP Paribas		2,100	(2,502)
Currency Option British Pound vs United States Dollar,
expiring 11/04/16, Strike Price 1.37	Barclays Capital Group	GBP	970	(800)
Currency Option Euro vs United States Dollar,
expiring 11/16/16, Strike Price 1.15	JPMorgan Chase	EUR	397	(1,349)
Currency Option United States Dollar vs Brazilian Real,
expiring 10/06/16, Strike Price 3.40	Goldman Sachs & Co.		774	(1,280)
Currency Option United States Dollar vs Mexican Peso,
expiring 10/26/16, Strike Price 20.50	Credit Suisse First Boston Corp.		1,600	(5,704)
Currency Option United States Dollar vs Russian Ruble,
expiring 12/08/16, Strike Price 87.00	Hong Kong & Shanghai Bank		800	(112)
Euro Futures,
expiring 10/07/16, Strike Price $1.14			3,125	(2,500)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/22/24, Strike Price $43.27	JPMorgan Chase		800	(234)
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		200	(62)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	500	(3,327)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 10/07/16	Goldman Sachs & Co.		1,900	(26)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		2,900	$(80,255)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		7,800	(2,659)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		2,600	(1,222)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Morgan Stanley		16,200	(7,612)
iTraxx.O EU.25.5Y,
expiring 11/16/16, Strike Price $0.63	BNP Paribas	EUR	2,000	(2,031)
Japanese Yen Futures,
expiring 10/07/16, Strike Price $0.0010			13	(2,875)
expiring 10/07/16, Strike Price $0.0098			48	(53,200)
expiring 10/07/16, Strike Price $0.0099			8	(3,975)
expiring 11/04/16, Strike Price $0.0010			13	(11,750)

				(658,361)

Put Options
90 Day Sterling Futures,
expiring 12/21/16, Strike Price $98.00		GBP	74,500	—
expiring 06/21/17, Strike Price $98.00		GBP	31,000	—
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $121.00			57	(6,234)
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $129.00			1,400	(439)
expiring 10/21/16, Strike Price $130.00			20	(2,500)
expiring 10/21/16, Strike Price $130.75			14	(5,031)
expiring 10/21/16, Strike Price $131.00			14	(6,344)
expiring 11/25/16, Strike Price $127.50			19	(1,781)
expiring 11/25/16, Strike Price $130.50			5	(3,125)
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $164.00			3	(939)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/21/16, Strike Price $165.00			5	$(2,422)
expiring 11/25/16, Strike Price $166.00			2	(3,439)
expiring 11/25/16, Strike Price $168.00			5	(13,125)
British Pound Futures,
expiring 10/07/16, Strike Price $1.30			14	(9,489)
Currency Option Euro vs United States Dollar,
expiring 11/03/16, Strike Price 1.09	Standard Chartered PLC	EUR	760	(768)
expiring 11/16/16, Strike Price 1.09	Standard Chartered PLC	EUR	1,030	(2,547)
Currency Option United States Dollar vs Japanese Yen,
expiring 11/23/16, Strike Price 95.00	Citigroup Global Markets		16	(4,787)
Currency Option United States Dollar vs Mexican Peso,
expiring 10/27/16, Strike Price 19.00	Goldman Sachs & Co.		420	(3,651)
Euro Futures,
expiring 10/07/16, Strike Price $1.09			375	(39)
expiring 10/07/16, Strike Price $1.10			2,000	(400)
expiring 10/07/16, Strike Price $1.11			1,000	(600)
expiring 10/07/16, Strike Price $1.12			2,750	(5,225)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/24/20, Strike Price $34.81	JPMorgan Chase		1,900	(15,010)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(119)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(40)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(24)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase		1,000	(9,833)
Interest Rate Swap Options,
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 10/07/16	Goldman Sachs & Co.		1,900	(1,326)
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 02/06/17	Deutsche Bank AG		39,600	(2,271)
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 02/21/17	Deutsche Bank AG		30,600	(2,434)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley		5,700	$(3,195)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.		2,600	(7,292)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley		2,600	(7,292)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley		3,300	(22,685)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG		5,000	(24,828)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley		900	(6,566)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley		900	(6,873)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley		4,300	(37,429)
iTraxx.O.EU.25.5Y,
expiring 11/16/16, Strike Price $0.90	JPMorgan Chase	EUR	2,000	(977)
Japanese Yen Futures,
expiring 10/07/16, Strike Price $0.0095			36	(363)
expiring 10/07/16, Strike Price $0.0096			38	(563)
expiring 10/07/16, Strike Price $0.0097			3	(150)
expiring 11/04/16, Strike Price $0.0095			38	(7,500)
expiring 11/04/16, Strike Price $0.0097			6	(3,689)
expiring 11/04/16, Strike Price $0.0099			48	(55,575)
expiring 12/09/16, Strike Price $0.0096			13	(10,125)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 12/09/16, Strike Price $0.0097	13	$(14,250)

		(313,294)

TOTAL OPTIONS WRITTEN (premiums received $1,874,517)		(971,655)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 101.6% (cost $5,262,643,602)		5,955,690,580
Liabilities in excess of other assets(z) — (1.6)%		(95,992,919)

NET ASSETS — 100.0%		$5,859,697,661

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,531,785 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $115,518,703; cash collateral of $118,717,682 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,066,388. The aggregate value of $276,222 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	The aggregate value of Repurchase agreements is $59,100,000. Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 1.375%-3.750%, maturity dates 03/31/20-11/15/43) with the aggregate value, including accrued interest, of $60,285,400. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.
(q)	The aggregate value of securities sold short is $185,515,974. Deposit with Credit Suisse First Boston Corp., JPMorgan Chase and BNP Paribas combined with securities segregated as collateral in an amount of $331,958,645, exceeds the value of securities sold short as of September 30, 2016. Securities sold short are subject to contractual netting arrangements.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $150,414,511.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Financial futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions:
157	90 Day Euro Dollar	Dec. 2016	$38,890,200	$38,888,900	$(1,300)
112	90 Day Euro Dollar	Mar. 2017	27,695,113	27,735,400	40,287
19	90 Day Euro Dollar	Jun. 2017	4,692,550	4,703,213	10,663
111	90 Day Euro Dollar	Mar. 2018	27,456,588	27,448,913	(7,675)
68	90 Day Euro Dollar	Dec. 2018	16,790,800	16,796,850	6,050
260	2 Year U.S. Treasury Notes	Dec. 2016	56,728,722	56,801,876	73,154
84	5 Year Euro-Bobl	Dec. 2016	12,446,804	12,464,260	17,456
2,377	5 Year U.S. Treasury Notes	Dec. 2016	288,186,752	288,842,640	655,888
284	10 Year Euro-Bund	Dec. 2016	52,463,362	52,863,770	400,408
10	10 Year Mini Japanese Government Bonds	Dec. 2016	1,493,122	1,502,096	8,974
62	10 Year U.K. Gilt	Dec. 2016	10,563,835	10,467,000	(96,835)
931	10 Year U.S. Treasury Notes	Dec. 2016	121,792,386	122,077,375	284,989
542	20 Year U.S. Treasury Bonds	Dec. 2016	91,823,914	91,140,688	(683,226)
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	1,071,750	1,103,250	31,500
5	Amsterdam Index	Oct. 2016	503,679	507,869	4,190
4	ASX SPI 200 Index	Dec. 2016	397,485	414,514	17,029
10	Australian Dollar Currency	Dec. 2016	753,139	764,900	11,761
1	British Pound Currency	Dec. 2016	83,094	81,231	(1,863)
79	Canadian Dollar Currency	Dec. 2016	6,067,595	6,026,515	(41,080)
33	DAX Index	Dec. 2016	9,640,260	9,742,653	102,393
187	Euro Currency	Dec. 2016	26,348,356	26,359,988	11,632
445	Euro Schatz. DUA Index	Dec. 2016	56,008,043	56,055,533	47,490
235	Euro STOXX 50 Index	Dec. 2016	7,890,619	7,903,818	13,199
20	FTSE 100 Index	Dec. 2016	1,731,154	1,777,660	46,506
47	Hang Seng Index	Oct. 2016	7,115,556	7,063,270	(52,286)
147	Japanese Yen Currency	Dec. 2016	18,026,469	18,173,794	147,325
48	Mexican Peso	Dec. 2016	1,238,740	1,227,120	(11,620)
108	Mini MSCI EAFE Index	Dec. 2016	9,168,424	9,216,180	47,756
13	Russell 2000 Mini Index	Dec. 2016	1,601,730	1,622,790	21,060
109	S&P 500 E-Mini Index	Dec. 2016	11,727,583	11,774,180	46,597
203	S&P 500 Index	Dec. 2016	107,387,353	109,640,300	2,252,947
31	S&P/TSX 60 Index	Dec. 2016	3,966,480	4,041,495	75,015
140	TOPIX Index	Dec. 2016	18,429,220	18,265,371	(163,849)

					3,314,535

Short Positions:
35	90 Day Euro Dollar	Dec. 2016	8,666,714	8,669,500	(2,786)
834	90 Day Euro Dollar	Mar. 2017	206,559,175	206,529,675	29,500
187	90 Day Euro Dollar	Mar. 2018	46,122,806	46,242,763	(119,957)
256	90 Day Euro Dollar	Jun. 2018	63,165,341	63,286,400	(121,059)
90	90 Day Euro Dollar	Sep. 2018	22,177,297	22,241,250	(63,953)
25	90 Day Euro Dollar	Dec. 2018	6,155,794	6,175,313	(19,519)
63	90 Day Sterling	Mar. 2018	10,091,508	10,180,585	(89,077)
57	90 Day Sterling	Jun. 2018	9,158,350	9,210,082	(51,732)
76	2 Year U.S. Treasury Notes	Dec. 2016	16,601,040	16,603,625	(2,585)
9	5 Year Euro-Bobl	Dec. 2016	1,331,671	1,335,456	(3,785)
6	5 Year U.S. Treasury Notes	Dec. 2016	727,562	729,094	(1,532)
33	10 Year Australian Treasury Bonds	Dec. 2016	26,548,351	26,586,298	(37,947)
87	10 Year Canadian Government Bonds	Dec. 2016	9,719,812	9,742,779	(22,967)
313	10 Year Euro-Bund	Dec. 2016	58,007,583	58,261,831	(254,248)
27	10 Year Japanese Bonds	Dec. 2016	40,383,216	40,561,905	(178,689)
159	10 Year U.K. Gilt	Dec. 2016	26,973,129	26,842,790	130,339
840	10 Year U.S. Treasury Notes	Dec. 2016	110,066,973	110,145,000	(78,027)
216	10 Year U.S. Ultra Treasury Bonds	Dec. 2016	31,095,898	31,137,750	(41,852)
181	20 Year U.S. Treasury Bonds	Dec. 2016	30,800,378	30,436,281	364,097
88	30 Year Euro Buxl	Dec. 2016	18,685,584	18,998,012	(312,428)
90	CAC40 10 Euro	Oct. 2016	4,432,902	4,492,468	(59,566)
27	Euro-BTP Italian Government Bond	Dec. 2016	4,344,724	4,340,006	4,718
21	Euro-OAT	Dec. 2016	3,748,290	3,777,306	(29,016)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Financial futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
30	FTSE/MIB Index	Dec. 2016	$ 2,760,675	$ 2,756,209	$4,466
36	IBEX 35 Index	Oct. 2016	3,548,164	3,543,666	4,498
56	S&P 500 E-Mini Index	Dec. 2016	5,997,692	6,049,120	(51,428)

					(1,004,535)

					$2,310,000

Commodity futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions:
503	Brent Crude	Jan. 2017	$24,542,030	$25,527,250	$985,220
93	Coffee ’C’	Dec. 2016	5,017,076	5,285,306	268,230
134	Copper	Dec. 2016	7,296,162	7,405,175	109,013
133	Copper	Mar. 2017	7,355,101	7,381,500	26,399
763	Corn	Dec. 2016	13,469,928	12,847,013	(622,915)
54	Cotton No. 2	Dec. 2016	1,784,164	1,838,160	53,996
137	Gasoline RBOB	Nov. 2016	7,257,145	8,418,677	1,161,532
235	Gold 100 OZ	Dec. 2016	31,719,293	30,951,850	(767,443)
92	Hard Red Winter Wheat	Dec. 2016	2,003,450	1,911,300	(92,150)
94	Lean Hogs	Dec. 2016	2,016,793	1,653,460	(363,333)
60	Live Cattle	Dec. 2016	2,533,180	2,403,000	(130,180)
15	Live Cattle	Jun. 2017	638,690	563,700	(74,990)
31	LME Copper	Dec. 2016	3,592,900	3,771,925	179,025
67	LME Nickel	Nov. 2016	4,326,953	4,241,904	(85,049)
45	LME Nickel	Dec. 2016	2,416,103	2,854,440	438,337
42	LME Nickel	Mar. 2017	2,616,071	2,673,846	57,775
114	LME PRI Aluminum	Nov. 2016	4,693,364	4,755,937	62,573
44	LME PRI Aluminum	Dec. 2016	1,719,741	1,841,950	122,209
35	LME PRI Aluminum	Mar. 2017	1,458,192	1,474,594	16,402
60	LME Zinc	Nov. 2016	3,415,575	3,562,875	147,300
63	LME Zinc	Dec. 2016	2,849,378	3,747,319	897,941
59	LME Zinc	Mar. 2017	3,245,661	3,517,137	271,476
853	Natural Gas	Nov. 2016	24,394,290	24,788,180	393,890
264	No. 2 Soft Red Winter Wheat	Dec. 2016	5,753,787	5,306,400	(447,387)
114	NY Harbor ULSD	Nov. 2016	6,629,970	7,365,380	735,410
38	NY Harbor ULSD	Dec. 2016	2,466,353	2,471,087	4,734
144	Silver	Dec. 2016	14,421,414	13,834,080	(587,334)
175	Soybean	Nov. 2016	9,498,373	8,347,500	(1,150,873)
128	Soybean Meal	Dec. 2016	4,792,797	3,834,880	(957,917)
145	Soybean Oil	Dec. 2016	2,908,293	2,909,280	987
29	Soybean Oil	Jan. 2017	559,782	585,858	26,076
206	Sugar #11 (World)	Mar. 2017	4,800,936	5,306,560	505,624
49	Sugar #11 (World)	Jul. 2017	1,070,496	1,169,493	98,997
398	WTI Crude	Nov. 2016	17,645,720	19,199,520	1,553,800
69	WTI Crude	Jan. 2017	3,164,225	3,408,600	244,375
43	Brent Crude	Dec. 2016	1,990,510	2,158,170	167,660

					3,249,410

Short Positions:
22	LME Copper	Dec. 2016	2,634,015	2,676,850	(42,835)
45	LME Nickel	Dec. 2016	2,779,566	2,854,440	(74,874)
1	LME Nickel	Mar. 2017	59,097	63,663	(4,566)
47	LME PRI Aluminum	Dec. 2016	1,916,797	1,967,538	(50,741)
2	LME PRI Aluminum	Mar. 2017	79,134	84,263	(5,129)
7	LME Zinc	Mar. 2017	397,775	417,287	(19,512)
63	LME Zinc	Dec. 2017	3,419,561	3,747,319	(327,758)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Commodity futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
2	Natural Gas	Nov. 2016	$59,720	$58,120	$1,600

					(523,815)

					$2,725,595

Cash of $7,399,055 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with a market value of $17,398,375, $14,123,502 and $6,624,940 have been segregated with Credit Suisse First Boston Corp., Goldman Sachs & Co. and Morgan Stanley, respectively, to cover requirement for open futures contracts at September 30, 2016. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 11/15/16	JPMorgan Chase	ARS	12,710	$816,313	$807,864	$(8,449)
Expiring 02/15/17	Citigroup Global Markets	ARS	8,320	508,869	506,489	(2,380)
Expiring 02/15/17	Citigroup Global Markets	ARS	1,690	102,736	102,881	145
Australian Dollar,
Expiring 12/21/16	Barclays Capital Group	AUD	3,377	2,531,280	2,579,760	48,480
Expiring 12/21/16	Morgan Stanley	AUD	38,457	28,822,580	29,377,135	554,555
Expiring 12/21/16	Morgan Stanley	AUD	13,351	9,969,250	10,198,525	229,275
Expiring 12/21/16	Morgan Stanley	AUD	7,185	5,490,550	5,488,281	(2,269)
Expiring 12/21/16	Morgan Stanley	AUD	6,627	5,029,746	5,061,993	32,247
Expiring 12/21/16	Morgan Stanley	AUD	6,502	4,939,516	4,967,039	27,523
Expiring 12/21/16	Morgan Stanley	AUD	5,424	4,079,588	4,142,997	63,409
Expiring 12/21/16	Morgan Stanley	AUD	4,651	3,568,191	3,553,099	(15,092)
Expiring 12/21/16	Morgan Stanley	AUD	3,839	2,867,014	2,932,950	65,936
Expiring 12/21/16	Morgan Stanley	AUD	3,763	2,883,752	2,874,887	(8,865)
Expiring 12/21/16	Morgan Stanley	AUD	2,079	1,588,783	1,588,126	(657)
Expiring 12/21/16	Morgan Stanley	AUD	1,919	1,456,420	1,465,758	9,338
Expiring 12/21/16	Morgan Stanley	AUD	1,891	1,436,689	1,444,694	8,005
Expiring 12/21/16	Morgan Stanley	AUD	1,569	1,180,394	1,198,741	18,347
Expiring 12/21/16	Morgan Stanley	AUD	1,347	1,033,220	1,028,850	(4,370)
Expiring 12/21/16	Morgan Stanley	AUD	1,090	835,082	832,515	(2,567)
Expiring 12/21/16	Morgan Stanley	AUD	539	404,024	411,798	7,774
Expiring 12/21/16	UBS AG	AUD	5,400	4,043,941	4,125,068	81,127
Brazilian Real,
Expiring 10/04/16	Barclays Capital Group	BRL	557	170,280	171,013	733
Expiring 10/04/16	BNP Paribas	BRL	3,200	967,352	982,804	15,452
Expiring 10/04/16	BNP Paribas	BRL	2,200	658,880	675,678	16,798
Expiring 10/04/16	BNP Paribas	BRL	100	30,389	30,713	324
Expiring 10/04/16	Deutsche Bank AG	BRL	4,860	1,498,805	1,492,633	(6,172)
Expiring 10/04/16	Deutsche Bank AG	BRL	4,100	1,245,717	1,259,218	13,501
Expiring 10/04/16	JPMorgan Chase	BRL	5,750	1,745,068	1,765,976	20,908
Expiring 10/04/16	JPMorgan Chase	BRL	5,690	1,740,061	1,747,548	7,487
Expiring 10/04/16	JPMorgan Chase	BRL	5,100	1,540,786	1,566,344	25,558
Expiring 10/04/16	Morgan Stanley	BRL	86,900	20,715,137	26,689,271	5,974,134
Expiring 10/14/16	Citigroup Global Markets	BRL	4,922	1,480,015	1,507,212	27,197
Expiring 01/04/17	Deutsche Bank AG	BRL	7,500	1,722,554	2,240,690	518,136
British Pound,
Expiring 10/04/16	BNP Paribas	GBP	2,806	3,650,606	3,637,288	(13,318)
Expiring 10/04/16	Standard Chartered PLC	GBP	306	396,842	396,654	(188)
Expiring 10/14/16	Citigroup Global Markets	GBP	25	33,482	32,413	(1,069)
Expiring 12/21/16	Barclays Capital Group	GBP	11,581	15,337,258	15,038,050	(299,208)
Expiring 12/21/16	Barclays Capital Group	GBP	7,970	10,648,937	10,349,003	(299,934)
Expiring 12/21/16	Barclays Capital Group	GBP	4,565	5,920,174	5,927,452	7,278
Expiring 12/21/16	Barclays Capital Group	GBP	4,193	5,635,752	5,444,569	(191,183)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/21/16	Barclays Capital Group	GBP	3,351	$4,438,056	$4,351,476	$(86,580)
Expiring 12/21/16	Barclays Capital Group	GBP	2,600	3,382,852	3,375,442	(7,410)
Expiring 12/21/16	Barclays Capital Group	GBP	2,303	3,077,616	2,990,933	(86,683)
Expiring 12/21/16	Barclays Capital Group	GBP	1,319	1,710,750	1,712,853	2,103
Expiring 12/21/16	Barclays Capital Group	GBP	1,191	1,600,135	1,545,853	(54,282)
Expiring 12/21/16	Barclays Capital Group	GBP	756	984,234	982,078	(2,156)
Expiring 12/21/16	Morgan Stanley	GBP	12,823	17,059,868	16,650,097	(409,771)
Expiring 12/21/16	Morgan Stanley	GBP	11,838	15,526,633	15,371,832	(154,801)
Expiring 12/21/16	Morgan Stanley	GBP	4,082	5,458,997	5,300,170	(158,827)
Expiring 12/21/16	Morgan Stanley	GBP	3,672	4,885,799	4,768,444	(117,355)
Expiring 12/21/16	Morgan Stanley	GBP	2,026	2,626,861	2,630,197	3,336
Expiring 12/21/16	Morgan Stanley	GBP	1,750	2,282,798	2,272,792	(10,006)
Expiring 12/21/16	Morgan Stanley	GBP	1,199	1,603,798	1,557,136	(46,662)
Expiring 12/21/16	Morgan Stanley	GBP	585	758,131	759,094	963
Expiring 12/21/16	Morgan Stanley	GBP	506	660,046	657,153	(2,893)
Expiring 12/21/16	UBS AG	GBP	1,250	1,656,771	1,623,105	(33,666)
Canadian Dollar,
Expiring 10/04/16	Citigroup Global Markets	CAD	344	266,652	262,152	(4,500)
Expiring 10/04/16	Goldman Sachs & Co.	CAD	3,710	2,891,525	2,827,939	(63,586)
Expiring 10/04/16	Goldman Sachs & Co.	CAD	3,266	2,493,018	2,489,501	(3,517)
Expiring 10/04/16	Goldman Sachs & Co.	CAD	860	655,762	655,533	(229)
Expiring 10/04/16	JPMorgan Chase	CAD	1,996	1,546,137	1,521,447	(24,690)
Expiring 11/10/16	Bank of America	CAD	1,893	1,442,848	1,443,383	535
Expiring 12/21/16	Barclays Capital Group	CAD	12,636	9,803,791	9,637,347	(166,444)
Expiring 12/21/16	Barclays Capital Group	CAD	9,405	7,205,366	7,173,025	(32,341)
Expiring 12/21/16	Barclays Capital Group	CAD	3,658	2,838,209	2,790,023	(48,186)
Expiring 12/21/16	Barclays Capital Group	CAD	2,838	2,164,661	2,164,133	(528)
Expiring 12/21/16	Barclays Capital Group	CAD	2,732	2,093,069	2,083,674	(9,395)
Expiring 12/21/16	Barclays Capital Group	CAD	815	621,657	621,505	(152)
Expiring 12/21/16	Morgan Stanley	CAD	60,763	46,491,899	46,343,504	(148,395)
Expiring 12/21/16	Morgan Stanley	CAD	12,379	9,460,055	9,441,307	(18,748)
Expiring 12/21/16	Morgan Stanley	CAD	10,236	7,831,535	7,806,538	(24,997)
Expiring 12/21/16	Morgan Stanley	CAD	3,583	2,737,936	2,732,510	(5,426)
Chinese Renminbi,
Expiring 10/14/16	Barclays Capital Group	CNH	13,815	2,070,538	2,068,048	(2,490)
Expiring 10/14/16	Citigroup Global Markets	CNH	32,151	4,805,162	4,813,051	7,889
Expiring 10/24/16	Royal Bank of Canada	CNH	11,648	1,737,028	1,742,303	5,275
Expiring 01/06/17	Morgan Stanley	CNH	2,533	375,644	377,383	1,739
Colombian Peso,
Expiring 10/14/16	Barclays Capital Group	COP	4,349,610	1,400,698	1,504,265	103,567
Danish Krone,
Expiring 10/03/16	Bank of America	DKK	16,699	2,513,823	2,519,936	6,113
Expiring 10/03/16	Barclays Capital Group	DKK	6,206	934,442	936,489	2,047
Expiring 10/03/16	Hong Kong & Shanghai Bank	DKK	4,582	689,697	691,426	1,729
Euro,
Expiring 10/04/16	BNP Paribas	EUR	310	345,979	348,307	2,328
Expiring 10/04/16	Citigroup Global Markets	EUR	391	438,838	439,316	478
Expiring 10/04/16	Goldman Sachs & Co.	EUR	5,501	6,166,621	6,180,760	14,139
Expiring 10/04/16	Goldman Sachs & Co.	EUR	310	349,140	348,307	(833)
Expiring 10/04/16	JPMorgan Chase	EUR	1,797	2,019,494	2,019,056	(438)
Expiring 10/04/16	JPMorgan Chase	EUR	359	402,335	403,361	1,026
Expiring 10/04/16	JPMorgan Chase	EUR	226	252,592	253,927	1,335
Expiring 10/04/16	JPMorgan Chase	EUR	173	194,369	194,378	9
Expiring 10/04/16	JPMorgan Chase	EUR	172	194,089	193,254	(835)
Expiring 10/14/16	Barclays Capital Group	EUR	137	151,825	154,115	2,290
Expiring 11/10/16	Citigroup Global Markets	EUR	1,220	1,372,626	1,373,119	493
Expiring 11/10/16	Citigroup Global Markets	EUR	290	327,666	326,397	(1,269)
Expiring 11/10/16	Citigroup Global Markets	EUR	145	161,957	163,198	1,241

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/21/16	Barclays Capital Group	EUR	119,429	$133,670,201	$134,688,026	$1,017,825
Expiring 12/21/16	Barclays Capital Group	EUR	38,733	43,351,967	43,682,068	330,101
Expiring 12/21/16	Barclays Capital Group	EUR	13,392	15,011,987	15,103,355	91,368
Expiring 12/21/16	Barclays Capital Group	EUR	6,263	7,059,959	7,063,287	3,328
Expiring 12/21/16	Barclays Capital Group	EUR	4,208	4,754,139	4,745,506	(8,633)
Expiring 12/21/16	Barclays Capital Group	EUR	3,842	4,306,815	4,333,028	26,213
Expiring 12/21/16	Barclays Capital Group	EUR	2,594	2,908,720	2,925,622	16,902
Expiring 12/21/16	Barclays Capital Group	EUR	1,903	2,144,687	2,145,698	1,011
Expiring 12/21/16	Barclays Capital Group	EUR	1,237	1,397,947	1,395,408	(2,539)
Expiring 12/21/16	Barclays Capital Group	EUR	732	820,655	825,424	4,769
Expiring 12/21/16	Morgan Stanley	EUR	12,316	13,782,059	13,889,635	107,576
Expiring 12/21/16	Morgan Stanley	EUR	10,994	12,374,072	12,398,406	24,334
Expiring 12/21/16	Morgan Stanley	EUR	3,523	3,942,327	3,973,099	30,772
Expiring 12/21/16	Morgan Stanley	EUR	3,199	3,600,833	3,607,914	7,081
Expiring 12/21/16	Morgan Stanley	EUR	3,142	3,557,194	3,543,741	(13,453)
Expiring 12/21/16	Morgan Stanley	EUR	1,133	1,277,065	1,278,069	1,004
Expiring 12/21/16	Morgan Stanley	EUR	881	997,548	993,775	(3,773)
Expiring 12/21/16	Morgan Stanley	EUR	345	389,024	389,330	306
Expiring 04/05/17	Credit Suisse First Boston Corp.	EUR	3	2,920	2,974	54
Indian Rupee,
Expiring 10/14/16	Citigroup Global Markets	INR	470,729	6,875,211	7,052,201	176,990
Expiring 10/17/16	Citigroup Global Markets	INR	57,752	848,112	864,742	16,630
Expiring 10/17/16	Citigroup Global Markets	INR	5,649	83,813	84,584	771
Expiring 11/10/16	Barclays Capital Group	INR	70,323	1,038,137	1,048,495	10,358
Expiring 11/10/16	UBS AG	INR	10,377	153,268	154,711	1,443
Indonesian Rupiah,
Expiring 10/14/16	Citigroup Global Markets	IDR	18,743,936	1,402,569	1,433,157	30,588
Expiring 12/15/16	Bank of America	IDR	23,360,364	1,753,518	1,769,010	15,492
Japanese Yen,
Expiring 10/04/16	BNP Paribas	JPY	81,200	784,913	800,886	15,973
Expiring 10/04/16	Goldman Sachs & Co.	JPY	125,900	1,241,938	1,241,767	(171)
Expiring 10/04/16	UBS AG	JPY	900,300	8,938,429	8,879,773	(58,656)
Expiring 10/04/16	UBS AG	JPY	83,300	830,319	821,599	(8,720)
Expiring 10/14/16	Barclays Capital Group	JPY	113,460	1,132,652	1,119,547	(13,105)
Expiring 11/02/16	JPMorgan Chase	JPY	91,500	906,122	903,585	(2,537)
Expiring 11/02/16	Standard Chartered PLC	JPY	732,161	7,279,537	7,230,274	(49,263)
Expiring 11/10/16	Bank of America	JPY	12,500	123,775	123,480	(295)
Expiring 12/21/16	Barclays Capital Group	JPY	366,416	3,564,561	3,627,232	62,671
Expiring 12/21/16	Barclays Capital Group	JPY	147,278	1,451,231	1,457,943	6,712
Expiring 12/21/16	Barclays Capital Group	JPY	42,519	418,972	420,910	1,938
Expiring 12/21/16	Morgan Stanley	JPY	3,179,762	31,283,171	31,477,209	194,038
Expiring 12/21/16	Morgan Stanley	JPY	619,448	6,195,919	6,132,058	(63,861)
Expiring 12/21/16	Morgan Stanley	JPY	337,537	3,266,822	3,341,361	74,539
Expiring 12/21/16	Morgan Stanley	JPY	308,099	3,038,522	3,049,943	11,421
Expiring 12/21/16	Morgan Stanley	JPY	179,794	1,798,357	1,779,821	(18,536)
Expiring 12/21/16	Morgan Stanley	JPY	95,477	924,064	945,148	21,084
Expiring 12/21/16	Morgan Stanley	JPY	89,600	883,648	886,969	3,321
Expiring 12/21/16	UBS AG	JPY	225,000	2,209,777	2,227,328	17,551
Expiring 12/21/16	UBS AG	JPY	50,000	499,833	494,962	(4,871)
Mexican Peso,
Expiring 10/14/16	Barclays Capital Group	MXN	28,083	1,476,335	1,445,873	(30,462)
Expiring 10/14/16	Barclays Capital Group	MXN	12,001	635,295	617,893	(17,402)
Expiring 10/20/16	Citigroup Global Markets	MXN	2,455	135,191	126,283	(8,908)
Expiring 10/20/16	JPMorgan Chase	MXN	10,367	526,509	533,376	6,867
Expiring 10/31/16	JPMorgan Chase	MXN	10,570	555,680	543,082	(12,598)
Expiring 11/15/16	Bank of America	MXN	15,580	846,687	799,212	(47,475)
Expiring 11/15/16	Bank of America	MXN	1,355	74,761	69,507	(5,254)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 12/21/16	Barclays Capital Group	NZD	18,824	$13,857,561	$13,662,689	$(194,872)
Expiring 12/21/16	Barclays Capital Group	NZD	5,401	3,975,625	3,919,718	(55,907)
Expiring 12/21/16	Barclays Capital Group	NZD	4,419	3,224,847	3,207,316	(17,531)
Expiring 12/21/16	Barclays Capital Group	NZD	3,363	2,422,714	2,440,734	18,020
Expiring 12/21/16	Barclays Capital Group	NZD	3,079	2,234,387	2,234,811	424
Expiring 12/21/16	Barclays Capital Group	NZD	1,356	989,501	984,122	(5,379)
Expiring 12/21/16	Barclays Capital Group	NZD	1,016	731,947	737,391	5,444
Expiring 12/21/16	Barclays Capital Group	NZD	858	622,442	622,560	118
Expiring 12/21/16	Morgan Stanley	NZD	229,936	166,126,287	166,890,284	763,997
Expiring 12/21/16	Morgan Stanley	NZD	90,652	65,494,929	65,796,133	301,204
Expiring 12/21/16	Morgan Stanley	NZD	14,881	10,773,883	10,800,983	27,100
Expiring 12/21/16	Morgan Stanley	NZD	11,868	8,786,657	8,613,908	(172,749)
Expiring 12/21/16	Morgan Stanley	NZD	9,738	7,066,647	7,067,832	1,185
Expiring 12/21/16	Morgan Stanley	NZD	4,529	3,271,195	3,286,981	15,786
Expiring 12/21/16	Morgan Stanley	NZD	4,345	3,145,597	3,153,509	7,912
Expiring 12/21/16	Morgan Stanley	NZD	3,485	2,579,999	2,529,275	(50,724)
Expiring 12/21/16	Morgan Stanley	NZD	3,138	2,272,850	2,277,729	4,879
Expiring 12/21/16	Morgan Stanley	NZD	3,031	2,210,720	2,199,671	(11,049)
Expiring 12/21/16	Morgan Stanley	NZD	2,781	2,017,829	2,018,167	338
Expiring 12/21/16	Morgan Stanley	NZD	1,342	969,233	973,910	4,677
Expiring 12/21/16	Morgan Stanley	NZD	933	675,687	677,137	1,450
Expiring 12/21/16	Morgan Stanley	NZD	913	666,090	662,761	(3,329)
Norwegian Krone,
Expiring 11/10/16	Bank of America	NOK	8,577	1,016,738	1,072,994	56,256
Expiring 12/21/16	Barclays Capital Group	NOK	825,954	99,316,844	103,337,888	4,021,044
Expiring 12/21/16	Barclays Capital Group	NOK	326,984	39,318,190	40,910,067	1,591,877
Expiring 12/21/16	Barclays Capital Group	NOK	33,641	4,145,690	4,208,946	63,256
Expiring 12/21/16	Barclays Capital Group	NOK	29,050	3,515,289	3,634,538	119,249
Expiring 12/21/16	Barclays Capital Group	NOK	26,844	3,240,386	3,358,522	118,136
Expiring 12/21/16	Barclays Capital Group	NOK	20,535	2,571,698	2,569,182	(2,516)
Expiring 12/21/16	Barclays Capital Group	NOK	9,824	1,210,592	1,229,064	18,472
Expiring 12/21/16	Barclays Capital Group	NOK	8,175	989,247	1,022,805	33,558
Expiring 12/21/16	Barclays Capital Group	NOK	7,556	912,062	945,313	33,251
Expiring 12/21/16	Barclays Capital Group	NOK	5,851	732,728	732,011	(717)
Expiring 12/21/16	Morgan Stanley	NOK	40,070	4,792,895	5,013,276	220,381
Expiring 12/21/16	Morgan Stanley	NOK	24,618	2,981,755	3,080,078	98,323
Expiring 12/21/16	Morgan Stanley	NOK	16,126	1,940,527	2,017,605	77,078
Expiring 12/21/16	Morgan Stanley	NOK	11,654	1,393,944	1,458,039	64,095
Expiring 12/21/16	Morgan Stanley	NOK	7,158	866,911	895,497	28,586
Expiring 12/21/16	Morgan Stanley	NOK	4,774	574,427	597,243	22,816
Polish Zloty,
Expiring 10/14/16	Barclays Capital Group	PLN	5,101	1,274,485	1,333,530	59,045
Expiring 11/10/16	Bank of America	PLN	2,238	579,696	584,589	4,893
Russian Ruble,
Expiring 10/14/16	Barclays Capital Group	RUB	69,237	1,044,225	1,098,796	54,571
Expiring 10/18/16	Credit Suisse First Boston Corp.	RUB	15,550	242,739	246,534	3,795
Singapore Dollar,
Expiring 10/14/16	Barclays Capital Group	SGD	1,664	1,244,484	1,220,335	(24,149)
Expiring 11/10/16	Deutsche Bank AG	SGD	794	583,000	582,181	(819)
Expiring 11/10/16	Goldman Sachs & Co.	SGD	251	184,000	184,109	109
Expiring 11/15/16	Citigroup Global Markets	SGD	5,139	3,822,001	3,769,196	(52,805)
Expiring 12/21/16	Barclays Capital Group	SGD	39,700	29,112,291	29,120,619	8,328
Expiring 12/21/16	Morgan Stanley	SGD	2,549	1,876,542	1,869,589	(6,953)
Expiring 12/21/16	Morgan Stanley	SGD	1,911	1,402,399	1,401,905	(494)
Expiring 12/21/16	Morgan Stanley	SGD	721	530,808	528,841	(1,967)
South African Rand,
Expiring 10/14/16	Barclays Capital Group	ZAR	41,996	3,056,620	3,051,948	(4,672)
Expiring 10/14/16	Barclays Capital Group	ZAR	4	254	274	20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona,
Expiring 12/21/16	Barclays Capital Group	SEK	48,466	$ 5,687,760	$ 5,673,913	$ (13,847)
Expiring 12/21/16	Barclays Capital Group	SEK	37,391	4,450,984	4,377,353	(73,631)
Expiring 12/21/16	Barclays Capital Group	SEK	30,599	3,584,758	3,582,222	(2,536)
Expiring 12/21/16	Barclays Capital Group	SEK	14,699	1,725,056	1,720,856	(4,200)
Expiring 12/21/16	Barclays Capital Group	SEK	11,404	1,357,499	1,335,042	(22,457)
Expiring 12/21/16	Barclays Capital Group	SEK	8,606	1,008,176	1,007,463	(713)
Expiring 12/21/16	Morgan Stanley	SEK	126,199	14,862,614	14,774,218	(88,396)
Expiring 12/21/16	Morgan Stanley	SEK	49,547	5,857,476	5,800,462	(57,014)
Expiring 12/21/16	Morgan Stanley	SEK	36,479	4,284,156	4,270,658	(13,498)
Expiring 12/21/16	Morgan Stanley	SEK	35,509	4,181,947	4,157,075	(24,872)
Expiring 12/21/16	Morgan Stanley	SEK	29,389	3,450,039	3,440,543	(9,496)
Expiring 12/21/16	Morgan Stanley	SEK	16,740	2,000,566	1,959,734	(40,832)
Expiring 12/21/16	Morgan Stanley	SEK	14,373	1,699,141	1,682,602	(16,539)
Expiring 12/21/16	Morgan Stanley	SEK	9,995	1,173,860	1,170,161	(3,699)
Expiring 12/21/16	Morgan Stanley	SEK	8,687	1,019,755	1,016,948	(2,807)
Expiring 12/21/16	Morgan Stanley	SEK	4,593	548,959	537,755	(11,204)
Swiss Franc,
Expiring 12/21/16	UBS AG	CHF	2,500	2,585,580	2,586,856	1,276

				$1,280,484,248	$1,294,651,833	14,167,585

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/04/16	JPMorgan Chase	AUD	6,661	$ 5,017,977	$ 5,097,515	$ (79,538)
Expiring 10/04/16	JPMorgan Chase	AUD	1,156	872,025	884,661	(12,636)
Expiring 10/04/16	JPMorgan Chase	AUD	213	160,461	163,004	(2,543)
Expiring 10/04/16	Standard Chartered PLC	AUD	2,066	1,581,217	1,581,064	153
Expiring 12/21/16	Barclays Capital Group	AUD	24,824	18,606,795	18,963,156	(356,361)
Expiring 12/21/16	Barclays Capital Group	AUD	22,599	16,840,979	17,263,178	(422,199)
Expiring 12/21/16	Barclays Capital Group	AUD	6,531	4,866,632	4,988,637	(122,005)
Expiring 12/21/16	Barclays Capital Group	AUD	1,601	1,221,885	1,223,256	(1,371)
Expiring 12/21/16	Barclays Capital Group	AUD	448	342,011	342,395	(384)
Expiring 12/21/16	Morgan Stanley	AUD	9,723	7,306,758	7,427,111	(120,353)
Expiring 12/21/16	Morgan Stanley	AUD	5,229	3,924,907	3,994,563	(69,656)
Expiring 12/21/16	Morgan Stanley	AUD	4,973	3,793,377	3,799,121	(5,744)
Expiring 12/21/16	Morgan Stanley	AUD	2,947	2,215,983	2,251,039	(35,056)
Expiring 12/21/16	Morgan Stanley	AUD	2,801	2,105,072	2,139,746	(34,674)
Expiring 12/21/16	Morgan Stanley	AUD	1,511	1,134,136	1,154,264	(20,128)
Expiring 12/21/16	Morgan Stanley	AUD	1,435	1,094,720	1,096,378	(1,658)
Expiring 12/21/16	Morgan Stanley	AUD	844	634,804	644,846	(10,042)
Brazilian Real,
Expiring 10/04/16	Bank of America	BRL	4,100	1,036,531	1,259,217	(222,686)
Expiring 10/04/16	Bank of America	BRL	1,400	355,240	429,977	(74,737)
Expiring 10/04/16	Bank of America	BRL	10	2,418	3,071	(653)
Expiring 10/04/16	BNP Paribas	BRL	10,100	2,730,099	3,101,975	(371,876)
Expiring 10/04/16	BNP Paribas	BRL	500	120,476	153,563	(33,087)
Expiring 10/04/16	Citigroup Global Markets	BRL	980	236,990	300,984	(63,994)
Expiring 10/04/16	Citigroup Global Markets	BRL	400	96,913	122,850	(25,937)
Expiring 10/04/16	Deutsche Bank AG	BRL	15,000	3,441,873	4,606,894	(1,165,021)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	15,800	3,828,076	4,852,595	(1,024,519)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	10,300	2,568,579	3,163,401	(594,822)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	8,300	1,954,321	2,549,148	(594,827)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	7,900	1,938,888	2,426,297	(487,409)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	7,900	1,937,699	2,426,297	(488,598)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	557	170,280	171,013	(733)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/04/16	JPMorgan Chase	BRL	8,100	$ 1,927,654	$ 2,487,723	$ (560,069)
Expiring 10/04/16	JPMorgan Chase	BRL	1,400	330,579	429,977	(99,398)
Expiring 10/04/16	JPMorgan Chase	BRL	1,300	328,449	399,264	(70,815)
Expiring 10/04/16	JPMorgan Chase	BRL	500	120,773	153,563	(32,790)
Expiring 10/04/16	Morgan Stanley	BRL	23,900	5,761,813	7,340,317	(1,578,504)
Expiring 10/04/16	Morgan Stanley	BRL	10	2,411	3,071	(660)
Expiring 10/14/16	Citigroup Global Markets	BRL	4,180	1,233,402	1,280,014	(46,612)
Expiring 10/14/16	Citigroup Global Markets	BRL	2,494	756,904	763,721	(6,817)
Expiring 10/14/16	Citigroup Global Markets	BRL	2,008	590,579	614,797	(24,218)
Expiring 10/14/16	Citigroup Global Markets	BRL	730	215,721	223,543	(7,822)
Expiring 01/04/17	BNP Paribas	BRL	17,000	3,952,110	5,078,898	(1,126,788)
Expiring 01/04/17	BNP Paribas	BRL	1,100	253,304	328,634	(75,330)
Expiring 01/04/17	Citigroup Global Markets	BRL	1,153	347,118	344,569	2,549
Expiring 01/04/17	Deutsche Bank AG	BRL	1,100	252,740	328,634	(75,894)
Expiring 01/04/17	Deutsche Bank AG	BRL	200	47,418	59,751	(12,333)
Expiring 01/04/17	Goldman Sachs & Co.	BRL	3,100	725,248	926,152	(200,904)
Expiring 01/04/17	JPMorgan Chase	BRL	2,700	635,145	806,649	(171,504)
Expiring 01/04/17	Morgan Stanley	BRL	800	240,681	239,007	1,674
Expiring 01/04/17	Morgan Stanley	BRL	500	150,426	149,380	1,046
Expiring 01/04/17	Morgan Stanley	BRL	419	126,175	125,297	878
Expiring 04/04/17	BNP Paribas	BRL	3,400	975,414	990,702	(15,288)
Expiring 04/04/17	BNP Paribas	BRL	2,300	653,911	670,181	(16,270)
Expiring 04/04/17	JPMorgan Chase	BRL	6,100	1,769,398	1,777,436	(8,038)
Expiring 04/04/17	JPMorgan Chase	BRL	6,000	1,727,116	1,748,298	(21,182)
Expiring 04/04/17	JPMorgan Chase	BRL	5,400	1,547,788	1,573,468	(25,680)
Expiring 04/04/17	JPMorgan Chase	BRL	5,300	1,556,078	1,544,330	11,748
Expiring 10/03/17	Standard Chartered PLC	BRL	6,000	1,630,523	1,672,507	(41,984)
British Pound,
Expiring 10/04/16	Bank of America	GBP	2,680	3,545,774	3,473,960	71,814
Expiring 10/04/16	Goldman Sachs & Co.	GBP	126	168,672	163,328	5,344
Expiring 10/04/16	JPMorgan Chase	GBP	30,083	39,424,824	38,995,196	429,628
Expiring 10/14/16	Citigroup Global Markets	GBP	1,323	1,716,421	1,715,727	694
Expiring 11/02/16	BNP Paribas	GBP	29,777	38,759,530	38,621,897	137,633
Expiring 11/02/16	BNP Paribas	GBP	2,806	3,652,458	3,639,488	12,970
Expiring 11/10/16	Bank of America	GBP	367	491,051	476,562	14,489
Expiring 12/21/16	Barclays Capital Group	GBP	32,849	43,265,382	42,654,204	611,178
Expiring 12/21/16	Barclays Capital Group	GBP	21,488	28,300,906	27,901,120	399,786
Expiring 12/21/16	Barclays Capital Group	GBP	7,456	9,751,015	9,681,239	69,776
Expiring 12/21/16	Barclays Capital Group	GBP	4,908	6,528,805	6,373,212	155,593
Expiring 12/21/16	Barclays Capital Group	GBP	3,251	4,304,828	4,221,287	83,541
Expiring 12/21/16	Barclays Capital Group	GBP	2,321	3,080,529	3,014,325	66,204
Expiring 12/21/16	Barclays Capital Group	GBP	2,304	3,008,149	2,992,075	16,074
Expiring 12/21/16	Barclays Capital Group	GBP	2,170	2,837,772	2,817,466	20,306
Expiring 12/21/16	Barclays Capital Group	GBP	1,464	1,911,751	1,901,045	10,706
Expiring 12/21/16	Barclays Capital Group	GBP	1,437	1,910,961	1,865,420	45,541
Expiring 12/21/16	Barclays Capital Group	GBP	948	1,255,746	1,231,377	24,369
Expiring 12/21/16	Barclays Capital Group	GBP	675	895,525	876,279	19,246
Expiring 12/21/16	Barclays Capital Group	GBP	652	850,691	846,145	4,546
Expiring 12/21/16	Barclays Capital Group	GBP	428	558,271	555,145	3,126
Expiring 12/21/16	Morgan Stanley	GBP	741	971,718	962,030	9,688
Canadian Dollar,
Expiring 10/04/16	JPMorgan Chase	CAD	4,698	3,657,050	3,581,039	76,011
Expiring 10/04/16	JPMorgan Chase	CAD	1,165	903,331	888,018	15,313
Expiring 10/14/16	Citigroup Global Markets	CAD	1,576	1,216,339	1,201,395	14,944
Expiring 11/02/16	JPMorgan Chase	CAD	9,509	7,188,771	7,250,012	(61,241)
Expiring 12/21/16	Barclays Capital Group	CAD	34,400	26,340,270	26,236,508	103,762
Expiring 12/21/16	Barclays Capital Group	CAD	11,940	9,170,439	9,106,232	64,207
Expiring 12/21/16	Barclays Capital Group	CAD	9,192	6,949,357	7,010,521	(61,164)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued)

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/21/16	Barclays Capital Group	CAD	4,329		$ 3,308,162	$ 3,301,584	$ 6,578
Expiring 12/21/16	Barclays Capital Group	CAD	3,770		2,857,511	2,875,615	(18,104)
Expiring 12/21/16	Barclays Capital Group	CAD	3,467		2,662,880	2,644,236	18,644
Expiring 12/21/16	Barclays Capital Group	CAD	2,675		2,022,147	2,039,945	(17,798)
Expiring 12/21/16	Barclays Capital Group	CAD	2,662		2,038,585	2,030,554	8,031
Expiring 12/21/16	Barclays Capital Group	CAD	1,230		940,059	938,190	1,869
Expiring 12/21/16	Barclays Capital Group	CAD	1,080		818,791	823,979	(5,188)
Expiring 12/21/16	Citigroup Global Markets	CAD	461		358,369	351,852	6,517
Expiring 12/21/16	Citigroup Global Markets	CAD	421		321,335	321,113	222
Expiring 12/21/16	Citigroup Global Markets	CAD	233		179,192	177,949	1,243
Expiring 12/21/16	Citigroup Global Markets	CAD	231		179,183	176,230	2,953
Expiring 12/21/16	Citigroup Global Markets	CAD	225		174,194	171,411	2,783
Expiring 12/21/16	Citigroup Global Markets	CAD	140		107,086	106,735	351
Expiring 12/21/16	Citigroup Global Markets	CAD	117		89,284	89,131	153
Expiring 12/21/16	Citigroup Global Markets	CAD	63		47,388	47,903	(515)
Expiring 12/21/16	Citigroup Global Markets	CAD	3		2,490	2,509	(19)
Expiring 12/21/16	Citigroup Global Markets	CAD	1		985	988	(3)
Expiring 12/21/16	Citigroup Global Markets	CAD	1		876	881	(5)
Expiring 12/21/16	Citigroup Global Markets	CAD	1		630	628	2
Expiring 12/21/16	Citigroup Global Markets	CAD	1		467	468	(1)
Expiring 12/21/16	Citigroup Global Markets	CAD	1		344	347	(3)
Expiring 12/21/16	Citigroup Global Markets	CAD	—	(r)	279	281	(2)
Expiring 12/21/16	Morgan Stanley	CAD	16,167		12,301,337	12,330,375	(29,038)
Expiring 12/21/16	Morgan Stanley	CAD	9,395		7,138,295	7,165,787	(27,492)
Expiring 12/21/16	Morgan Stanley	CAD	8,707		6,618,126	6,640,448	(22,322)
Expiring 12/21/16	Morgan Stanley	CAD	5,495		4,185,486	4,191,285	(5,799)
Expiring 12/21/16	Morgan Stanley	CAD	4,655		3,542,038	3,550,399	(8,361)
Expiring 12/21/16	Morgan Stanley	CAD	3,295		2,489,383	2,512,946	(23,563)
Expiring 12/21/16	Morgan Stanley	CAD	2,726		2,070,945	2,078,921	(7,976)
Expiring 12/21/16	Morgan Stanley	CAD	2,504		1,903,039	1,909,458	(6,419)
Expiring 12/21/16	Morgan Stanley	CAD	1,588		1,209,320	1,210,996	(1,676)
Expiring 12/21/16	Morgan Stanley	CAD	947		715,661	722,435	(6,774)
Expiring 12/21/16	UBS AG	CAD	3,300		2,512,634	2,516,875	(4,241)
Expiring 12/21/16	UBS AG	CAD	300		227,128	228,807	(1,679)
Chinese Renminbi,
Expiring 10/14/16	Barclays Capital Group	CNH	13,815		2,051,475	2,068,049	(16,574)
Expiring 10/14/16	Citigroup Global Markets	CNH	32,151		4,781,579	4,813,051	(31,472)
Expiring 10/24/16	Goldman Sachs & Co.	CNH	7,074		1,058,000	1,058,206	(206)
Expiring 10/24/16	Hong Kong & Shanghai Bank	CNH	14,085		2,105,304	2,106,879	(1,575)
Expiring 10/24/16	Hong Kong & Shanghai Bank	CNH	11,648		1,746,875	1,742,302	4,573
Expiring 11/10/16	Bank of America	CNH	4,169		625,846	622,969	2,877
Expiring 01/06/17	Citigroup Global Markets	CNH	382		55,000	56,906	(1,906)
Expiring 01/06/17	Standard Chartered PLC	CNH	2,151		311,000	320,478	(9,478)
Expiring 01/20/17	Barclays Capital Group	CNH	13,815		2,050,714	2,056,511	(5,797)
Expiring 01/20/17	Citigroup Global Markets	CNH	32,151		4,766,339	4,786,199	(19,860)
Colombian Peso,
Expiring 10/14/16	Barclays Capital Group	COP	4,349,610		1,453,261	1,504,265	(51,004)
Danish Krone,
Expiring 10/03/16	Bank of America	DKK	1,520		228,468	229,368	(900)
Expiring 10/03/16	Bank of America	DKK	1,020		152,455	153,919	(1,464)
Expiring 10/03/16	Goldman Sachs & Co.	DKK	2,760		414,611	416,485	(1,874)
Expiring 10/03/16	JPMorgan Chase	DKK	23,945		3,578,510	3,613,312	(34,802)
Expiring 10/03/16	JPMorgan Chase	DKK	4,175		620,221	630,010	(9,789)
Expiring 10/03/16	JPMorgan Chase	DKK	4,145		625,630	625,483	147
Expiring 10/03/16	JPMorgan Chase	DKK	3,985		596,553	601,338	(4,785)
Expiring 10/03/16	JPMorgan Chase	DKK	2,635		392,432	397,623	(5,191)
Expiring 10/03/16	JPMorgan Chase	DKK	1,420		211,768	214,278	(2,510)
Expiring 10/03/16	JPMorgan Chase	DKK	1,415		211,468	213,525	(2,057)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 10/03/16	JPMorgan Chase	DKK	1,015	$ 151,607	$ 153,164	$ (1,557)
Expiring 10/03/16	JPMorgan Chase	DKK	720	107,359	108,648	(1,289)
Expiring 10/03/16	JPMorgan Chase	DKK	605	91,183	91,295	(112)
Expiring 10/03/16	JPMorgan Chase	DKK	420	63,392	63,379	13
Expiring 10/03/16	JPMorgan Chase	DKK	315	47,784	47,533	251
Expiring 10/03/16	Morgan Stanley	DKK	1,315	198,231	198,434	(203)
Expiring 01/03/17	Bank of America	DKK	700	105,808	106,118	(310)
Expiring 01/03/17	BNP Paribas	DKK	4,050	618,970	613,966	5,004
Expiring 01/03/17	Hong Kong & Shanghai Bank	DKK	1,616	247,518	244,981	2,537
Expiring 04/03/17	Bank of America	DKK	16,699	2,534,810	2,542,734	(7,924)
Expiring 04/03/17	Bank of America	DKK	5,281	802,855	804,115	(1,260)
Expiring 04/03/17	Bank of America	DKK	4,419	666,030	672,828	(6,798)
Expiring 04/03/17	Bank of America	DKK	1,533	232,082	233,408	(1,326)
Expiring 04/03/17	BNP Paribas	DKK	23,778	3,606,722	3,620,527	(13,805)
Expiring 04/03/17	BNP Paribas	DKK	4,085	624,035	622,005	2,030
Expiring 04/03/17	BNP Paribas	DKK	1,125	170,751	171,299	(548)
Expiring 04/03/17	JPMorgan Chase	DKK	68,472	10,349,386	10,425,863	(76,477)
Expiring 04/03/17	UBS AG	DKK	48,545	7,498,331	7,391,700	106,631
Expiring 07/03/17	Barclays Capital Group	DKK	6,206	946,700	949,382	(2,682)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	4,582	701,685	705,232	(3,547)
Expiring 10/02/17	JPMorgan Chase	DKK	625	95,791	96,196	(405)
Euro,
Expiring 10/04/16	Goldman Sachs & Co.	EUR	661	743,421	742,680	741
Expiring 10/04/16	Goldman Sachs & Co.	EUR	41	46,016	46,067	(51)
Expiring 10/04/16	Morgan Stanley	EUR	68,510	77,489,173	76,975,368	513,805
Expiring 10/04/16	Morgan Stanley	EUR	5,943	6,721,949	6,677,378	44,571
Expiring 10/14/16	Barclays Capital Group	EUR	13,355	14,803,257	15,012,762	(209,505)
Expiring 10/14/16	Barclays Capital Group	EUR	4,873	5,399,040	5,477,773	(78,733)
Expiring 11/02/16	Goldman Sachs & Co.	EUR	65,916	73,981,547	74,162,603	(181,056)
Expiring 11/02/16	Goldman Sachs & Co.	EUR	5,501	6,174,144	6,189,254	(15,110)
Expiring 11/10/16	Citigroup Global Markets	EUR	10,448	11,743,351	11,759,204	(15,853)
Expiring 11/10/16	Citigroup Global Markets	EUR	6,715	7,543,237	7,557,522	(14,285)
Expiring 11/10/16	Citigroup Global Markets	EUR	480	540,893	540,243	650
Expiring 11/10/16	Citigroup Global Markets	EUR	350	393,904	393,927	(23)
Expiring 11/10/16	Citigroup Global Markets	EUR	215	241,324	241,984	(660)
Expiring 11/10/16	Citigroup Global Markets	EUR	210	236,171	236,356	(185)
Expiring 11/10/16	Citigroup Global Markets	EUR	180	202,250	202,591	(341)
Expiring 11/10/16	Citigroup Global Markets	EUR	166	188,375	186,834	1,541
Expiring 11/15/16	Bank of America	EUR	1,532	1,709,502	1,724,929	(15,427)
Expiring 12/21/16	Barclays Capital Group	EUR	4,989	5,634,430	5,626,445	7,985
Expiring 12/21/16	Barclays Capital Group	EUR	2,339	2,626,079	2,637,349	(11,270)
Expiring 12/21/16	Barclays Capital Group	EUR	1,377	1,555,424	1,553,220	2,204
Expiring 12/21/16	Barclays Capital Group	EUR	674	757,281	760,531	(3,250)
Expiring 12/21/16	Citigroup Global Markets	EUR	106	119,547	119,322	225
Expiring 12/21/16	Citigroup Global Markets	EUR	82	92,219	91,939	280
Expiring 12/21/16	Citigroup Global Markets	EUR	67	75,025	75,480	(455)
Expiring 12/21/16	Citigroup Global Markets	EUR	44	48,774	49,062	(288)
Expiring 12/21/16	Citigroup Global Markets	EUR	34	38,430	38,308	122
Expiring 12/21/16	Citigroup Global Markets	EUR	33	36,960	37,233	(273)
Expiring 12/21/16	Morgan Stanley	EUR	83,999	94,088,993	94,730,676	(641,683)
Expiring 12/21/16	Morgan Stanley	EUR	28,516	31,941,628	32,159,469	(217,841)
Expiring 12/21/16	Morgan Stanley	EUR	6,730	7,592,158	7,589,837	2,321
Expiring 12/21/16	Morgan Stanley	EUR	5,358	6,005,844	6,042,984	(37,140)
Expiring 12/21/16	Morgan Stanley	EUR	3,958	4,450,608	4,463,524	(12,916)
Expiring 12/21/16	Morgan Stanley	EUR	3,245	3,653,085	3,659,262	(6,177)
Expiring 12/21/16	Morgan Stanley	EUR	3,127	3,503,030	3,525,989	(22,959)
Expiring 12/21/16	Morgan Stanley	EUR	1,940	2,188,340	2,187,671	669
Expiring 12/21/16	Morgan Stanley	EUR	1,426	1,597,792	1,607,673	(9,881)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/21/16	Morgan Stanley	EUR	1,171	$ 1,316,302	$ 1,320,122	$ (3,820)
Expiring 12/21/16	Morgan Stanley	EUR	1,022	1,151,105	1,153,051	(1,946)
Expiring 12/21/16	Morgan Stanley	EUR	976	1,093,597	1,100,764	(7,167)
Expiring 12/21/16	UBS AG	EUR	8,875	10,008,506	10,008,891	(385)
Expiring 12/21/16	UBS AG	EUR	1,000	1,128,613	1,127,762	851
Expiring 12/21/16	UBS AG	EUR	500	562,471	563,881	(1,410)
Expiring 12/21/16	UBS AG	EUR	250	279,577	281,941	(2,364)
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	2,975	526
Indian Rupee,
Expiring 10/14/16	Citigroup Global Markets	INR	31,439	471,632	471,002	630
Japanese Yen,
Expiring 10/04/16	Goldman Sachs & Co.	JPY	332,639	3,316,107	3,280,858	35,249
Expiring 10/04/16	Goldman Sachs & Co.	JPY	168,500	1,679,793	1,661,937	17,856
Expiring 10/14/16	Barclays Capital Group	JPY	2,177,478	21,691,485	21,485,893	205,592
Expiring 11/10/16	Bank of America	JPY	374,580	3,713,916	3,700,257	13,659
Expiring 11/10/16	Bank of America	JPY	13,067	129,426	129,078	348
Expiring 12/21/16	Barclays Capital Group	JPY	2,034,806	19,794,988	20,143,020	(348,032)
Expiring 12/21/16	Goldman Sachs & Co.	JPY	1,253,150	12,263,602	12,405,225	(141,623)
Expiring 12/21/16	Morgan Stanley	JPY	768,076	7,538,048	7,603,364	(65,316)
Expiring 12/21/16	Morgan Stanley	JPY	628,892	6,213,705	6,225,548	(11,843)
Expiring 12/21/16	Morgan Stanley	JPY	620,994	6,033,256	6,147,362	(114,106)
Expiring 12/21/16	Morgan Stanley	JPY	576,890	5,627,116	5,710,770	(83,654)
Expiring 12/21/16	Morgan Stanley	JPY	402,699	3,966,607	3,986,412	(19,805)
Expiring 12/21/16	Morgan Stanley	JPY	391,162	3,900,856	3,872,205	28,651
Expiring 12/21/16	Morgan Stanley	JPY	390,142	3,880,002	3,862,106	17,896
Expiring 12/21/16	Morgan Stanley	JPY	221,030	2,169,235	2,188,031	(18,796)
Expiring 12/21/16	Morgan Stanley	JPY	212,526	2,086,842	2,103,849	(17,007)
Expiring 12/21/16	Morgan Stanley	JPY	207,780	2,060,988	2,056,864	4,124
Expiring 12/21/16	Morgan Stanley	JPY	182,199	1,800,200	1,803,631	(3,431)
Expiring 12/21/16	Morgan Stanley	JPY	178,162	1,730,927	1,763,664	(32,737)
Expiring 12/21/16	Morgan Stanley	JPY	166,674	1,625,772	1,649,941	(24,169)
Expiring 12/21/16	Morgan Stanley	JPY	117,527	1,157,643	1,163,423	(5,780)
Expiring 12/21/16	Morgan Stanley	JPY	113,883	1,132,575	1,127,351	5,224
Expiring 12/21/16	Morgan Stanley	JPY	113,626	1,133,135	1,124,812	8,323
Expiring 12/21/16	Morgan Stanley	JPY	61,863	607,449	612,399	(4,950)
Expiring 12/21/16	Morgan Stanley	JPY	59,517	590,349	589,168	1,181
Expiring 12/21/16	Morgan Stanley	JPY	35,707	351,291	353,470	(2,179)
Malaysian Ringgit,
Expiring 11/15/16	Deutsche Bank AG	MYR	4,569	1,129,000	1,102,083	26,917
Expiring 11/15/16	Standard Chartered PLC	MYR	2,839	697,112	684,813	12,299
Mexican Peso,
Expiring 10/14/16	Barclays Capital Group	MXN	3,710	193,805	191,016	2,789
Expiring 10/20/16	BNP Paribas	MXN	14,208	721,862	730,994	(9,132)
Expiring 10/20/16	JPMorgan Chase	MXN	68,301	3,469,502	3,514,050	(44,548)
Expiring 10/20/16	JPMorgan Chase	MXN	11,391	578,869	586,061	(7,192)
Expiring 10/20/16	JPMorgan Chase	MXN	7,043	357,013	362,359	(5,346)
Expiring 10/31/16	JPMorgan Chase	MXN	10,548	555,680	541,986	13,694
Expiring 11/01/16	Citigroup Global Markets	MXN	20,476	1,076,773	1,051,963	24,810
Expiring 11/15/16	Bank of America	MXN	16,935	909,279	868,719	40,560
New Taiwanese Dollar,
Expiring 10/14/16	Bank of America	TWD	47,500	1,491,834	1,515,956	(24,122)
Expiring 11/10/16	Credit Suisse First Boston Corp.	TWD	36,749	1,156,000	1,173,730	(17,730)
Expiring 11/10/16	Goldman Sachs & Co.	TWD	28,829	902,726	920,752	(18,026)
Expiring 11/10/16	JPMorgan Chase	TWD	13,101	414,000	418,432	(4,432)
Expiring 11/10/16	JPMorgan Chase	TWD	9,992	316,000	319,131	(3,131)
Expiring 11/10/16	UBS AG	TWD	60,031	1,884,806	1,917,326	(32,520)
Expiring 11/10/16	UBS AG	TWD	18,872	593,000	602,758	(9,758)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 10/04/16	JPMorgan Chase	NZD	1,640	$ 1,190,244	$ 1,193,965	$ (3,721)
Expiring 12/21/16	Barclays Capital Group	NZD	160,127	115,837,550	116,222,280	(384,730)
Expiring 12/21/16	Barclays Capital Group	NZD	70,598	51,071,412	51,241,035	(169,623)
Expiring 12/21/16	Morgan Stanley	NZD	12,449	8,995,819	9,035,960	(40,141)
Expiring 12/21/16	Morgan Stanley	NZD	3,733	2,697,321	2,709,357	(12,036)
Expiring 12/21/16	Morgan Stanley	NZD	2,198	1,600,237	1,595,244	4,993
Expiring 12/21/16	Morgan Stanley	NZD	512	372,730	371,567	1,163
Norwegian Krone,
Expiring 11/10/16	Bank of America	NOK	8,577	1,016,274	1,072,994	(56,720)
Expiring 12/21/16	Barclays Capital Group	NOK	17,104	2,108,295	2,139,910	(31,615)
Expiring 12/21/16	Barclays Capital Group	NOK	5,001	616,493	625,738	(9,245)
Expiring 12/21/16	Morgan Stanley	NOK	1,131,839	135,964,741	141,608,189	(5,643,448)
Expiring 12/21/16	Morgan Stanley	NOK	415,193	49,875,990	51,946,178	(2,070,188)
Expiring 12/21/16	Morgan Stanley	NOK	23,956	2,989,834	2,997,217	(7,383)
Expiring 12/21/16	Morgan Stanley	NOK	20,666	2,507,483	2,585,536	(78,053)
Expiring 12/21/16	Morgan Stanley	NOK	6,892	860,134	862,258	(2,124)
Expiring 12/21/16	Morgan Stanley	NOK	6,165	748,008	771,292	(23,284)
Polish Zloty,
Expiring 10/14/16	Bank of America	PLN	6,443	1,607,858	1,684,323	(76,465)
Expiring 10/14/16	Barclays Capital Group	PLN	5,456	1,362,739	1,426,336	(63,597)
Russian Ruble,
Expiring 10/18/16	Standard Chartered PLC	RUB	15,550	236,752	246,534	(9,782)
Expiring 12/15/16	Credit Suisse First Boston Corp.	RUB	15,550	239,413	242,898	(3,485)
Singapore Dollar,
Expiring 10/14/16	Barclays Capital Group	SGD	1,584	1,174,399	1,161,902	12,497
Expiring 10/14/16	Barclays Capital Group	SGD	80	59,379	58,670	709
Expiring 11/10/16	Barclays Capital Group	SGD	667	492,032	489,234	2,798
Expiring 11/10/16	Deutsche Bank AG	SGD	396	289,000	290,109	(1,109)
Expiring 11/10/16	Hong Kong & Shanghai Bank	SGD	6,069	4,524,846	4,451,412	73,434
Expiring 11/10/16	JPMorgan Chase	SGD	1,281	947,000	939,737	7,263
Expiring 11/15/16	Citigroup Global Markets	SGD	4,848	3,603,620	3,555,748	47,872
Expiring 11/15/16	Citigroup Global Markets	SGD	291	217,217	213,447	3,770
Expiring 12/21/16	Barclays Capital Group	SGD	18,639	13,703,893	13,672,078	31,815
Expiring 12/21/16	Barclays Capital Group	SGD	7,070	5,184,220	5,185,703	(1,483)
Expiring 12/21/16	Barclays Capital Group	SGD	5,399	3,969,584	3,960,368	9,216
Expiring 12/21/16	Morgan Stanley	SGD	57,587	42,256,702	42,241,824	14,878
Expiring 12/21/16	Morgan Stanley	SGD	20,750	15,400,500	15,220,571	179,929
Expiring 12/21/16	Morgan Stanley	SGD	16,064	11,832,775	11,782,944	49,831
Expiring 12/21/16	Morgan Stanley	SGD	15,309	11,202,854	11,229,619	(26,765)
Expiring 12/21/16	Morgan Stanley	SGD	11,262	8,274,378	8,261,256	13,122
Expiring 12/21/16	Morgan Stanley	SGD	6,004	4,456,437	4,404,371	52,066
Expiring 12/21/16	Morgan Stanley	SGD	4,622	3,404,782	3,390,444	14,338
Expiring 12/21/16	Morgan Stanley	SGD	4,442	3,250,426	3,258,192	(7,766)
Expiring 12/21/16	Morgan Stanley	SGD	3,481	2,550,291	2,553,659	(3,368)
Expiring 12/21/16	Morgan Stanley	SGD	3,291	2,417,863	2,414,029	3,834
Expiring 12/21/16	Morgan Stanley	SGD	2,701	1,979,680	1,981,505	(1,825)
Expiring 12/21/16	Morgan Stanley	SGD	2,288	1,684,211	1,677,929	6,282
Expiring 12/21/16	Morgan Stanley	SGD	985	721,526	722,479	(953)
Expiring 12/21/16	Morgan Stanley	SGD	928	680,218	680,845	(627)
Expiring 12/21/16	Morgan Stanley	SGD	569	418,803	417,241	1,562
South African Rand,
Expiring 10/14/16	Barclays Capital Group	ZAR	42,000	2,891,242	3,052,238	(160,996)
South Korean Won,
Expiring 10/14/16	Barclays Capital Group	KRW	1,743,493	1,578,536	1,582,883	(4,347)
Expiring 10/14/16	Barclays Capital Group	KRW	1,659,200	1,443,285	1,506,356	(63,071)
Expiring 11/10/16	Citigroup Global Markets	KRW	1,992,870	1,815,000	1,808,948	6,052
Expiring 11/10/16	Deutsche Bank AG	KRW	873,512	797,000	792,896	4,104
Expiring 11/10/16	Goldman Sachs & Co.	KRW	158,600	142,000	143,963	(1,963)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 11/10/16	Hong Kong & Shanghai Bank	KRW	242,481	$221,000	$220,103	$897
Expiring 11/10/16	JPMorgan Chase	KRW	803,808	725,000	729,624	(4,624)
Expiring 11/10/16	JPMorgan Chase	KRW	366,020	331,000	332,240	(1,240)
Expiring 11/10/16	JPMorgan Chase	KRW	166,314	149,000	150,965	(1,965)
Expiring 11/10/16	JPMorgan Chase	KRW	1,117	1,000	1,013	(13)
Expiring 11/10/16	UBS AG	KRW	6,874,305	6,179,984	6,239,876	(59,892)
Swedish Krona,
Expiring 12/21/16	Barclays Capital Group	SEK	569,165	66,471,774	66,632,540	(160,766)
Expiring 12/21/16	Barclays Capital Group	SEK	147,438	17,218,981	17,260,626	(41,645)
Expiring 12/21/16	Barclays Capital Group	SEK	55,193	6,494,328	6,461,527	32,801
Expiring 12/21/16	Barclays Capital Group	SEK	28,372	3,357,295	3,321,549	35,746
Expiring 12/21/16	Barclays Capital Group	SEK	23,950	2,806,430	2,803,893	2,537
Expiring 12/21/16	Barclays Capital Group	SEK	16,170	1,902,632	1,893,022	9,610
Expiring 12/21/16	Barclays Capital Group	SEK	13,808	1,620,457	1,616,542	3,915
Expiring 12/21/16	Barclays Capital Group	SEK	8,693	1,028,607	1,017,655	10,952
Expiring 12/21/16	Barclays Capital Group	SEK	7,328	858,669	857,893	776
Expiring 12/21/16	Barclays Capital Group	SEK	4,132	484,909	483,738	1,171
Expiring 12/21/16	Morgan Stanley	SEK	280,915	32,943,802	32,886,950	56,852
Expiring 12/21/16	Morgan Stanley	SEK	96,757	11,346,981	11,327,399	19,582
Expiring 12/21/16	Morgan Stanley	SEK	19,422	2,293,176	2,273,759	19,417
Expiring 12/21/16	Morgan Stanley	SEK	11,504	1,361,542	1,346,807	14,735
Expiring 12/21/16	Morgan Stanley	SEK	5,735	677,112	671,379	5,733
Expiring 12/21/16	Morgan Stanley	SEK	3,346	396,036	391,750	4,286
Swiss Franc,
Expiring 10/04/16	Goldman Sachs & Co.	CHF	194	197,403	199,740	(2,337)

				$1,708,686,727	$1,727,317,181	(18,630,454)

						$(4,462,869)

(r)	Less than 500 notional.

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
BRL	32,940	01/04/21	12.487%	Brazilian interbank overnight lending rate(1)	$ 175,236	$—	$ 175,236	Bank of America
EUR	400	10/15/17	0.580%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,427)	(475)	(952)	Deutsche Bank AG
EUR	300	10/15/17	0.580%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,070)	—	(1,070)	JPMorgan Chase
EUR	100	10/15/17	0.550%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(289)	—	(289)	BNP Paribas
EUR	2,300	05/15/18	0.830%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(1)	(11,376)	—	(11,376)	Citigroup Global Markets

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
EUR	100	08/15/18	0.655%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	$ (489)	$(133)	$ (356)	Citigroup Global Markets
EUR	300	09/15/18	0.605%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(895)	—	(895)	Deutsche Bank AG
EUR	200	09/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(907)	(172)	(735)	Goldman Sachs & Co.
EUR	200	09/15/18	0.615%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(666)	—	(666)	Credit Suisse First Boston Corp.
EUR	100	09/15/18	0.640%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(419)	—	(419)	Citigroup Global Markets
EUR	500	10/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(1,821)	379	(2,200)	Deutsche Bank AG
EUR	200	10/15/18	0.650%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	(729)	—	(729)	Citigroup Global Markets
EUR	1,230	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	7,757	—	7,757	Citigroup Global Markets
EUR	540	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	3,405	—	3,405	Morgan Stanley
EUR	400	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	2,523	—	2,523	BNP Paribas
EUR	200	04/15/21	0.806%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	1,261	—	1,261	Deutsche Bank AG
EUR	1,700	05/15/21	0.875%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(2)	7,431	—	7,431	Citigroup Global Markets
EUR	200	06/15/25	1.675%	Inflation Floor Option, Inflation on the France Consumer Price Index(1)	17,025	—	17,025	Citigroup Global Markets
EUR	400	05/15/26	1.178%	Inflation Floor Option, Inflation on the Eurostat Eurozone HICP(1)	2,191	(67)	2,258	Citigroup Global Markets

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
EUR	400	08/15/26	1.140%	Inflation Floor Option, Inflation on the France Consumer Price Index(1)	$ (2,016)	$—	$ (2,016)	RBC Dominion Securities
GBP	2,590	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	37,923	—	37,923	Goldman Sachs & Co.
GBP	700	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	9,108	—	9,108	Citigroup Global Markets
GBP	300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	15,557	—	15,557	Citigroup Global Markets
GBP	100	05/15/30	3.353%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	5,256	—	5,256	Credit Suisse First Boston Corp.
GBP	1,300	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	77,449	(1,199)	78,648	Citigroup Global Markets
GBP	400	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	23,830	34,647	(10,817)	Citigroup Global Markets
GBP	300	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	17,873	934	16,939	Goldman Sachs & Co.
GBP	200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,615	56	13,559	Bank of America
GBP	200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	11,915	940	10,975	BNP Paribas
GBP	100	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	6,808	(68)	6,876	Credit Suisse First Boston Corp.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
GBP	1,100	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$ 35,951	$(3,501)	$ 39,452	Goldman Sachs & Co.
GBP	400	08/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	15,868	(4,559)	20,427	Bank of America
GBP	400	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,073	798	12,275	Deutsche Bank AG
GBP	200	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	6,536	(666)	7,202	Citigroup Global Markets
GBP	200	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,678	—	3,678	Citigroup Global Markets
GBP	100	04/15/31	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(4,420)	—	(4,420)	Citigroup Global Markets
GBP	1,000	06/15/31	3.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(66,330)	—	(66,330)	Deutsche Bank AG
GBP	600	07/15/31	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	(35,004)	—	(35,004)	Royal Bank of Scotland Group PLC
GBP	200	04/15/35	3.358%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	9,369	—	9,369	Goldman Sachs & Co.
GBP	100	04/15/35	3.335%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,746	54	3,692	Credit Suisse First Boston Corp.
GBP	600	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	46,327	6,582	39,745	Credit Suisse First Boston Corp.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
GBP	70	06/15/46	3.120%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$10,900	$—	$10,900	Goldman Sachs & Co.
	1,600	10/23/16	1.935%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(46,869)	(2,655)	(44,214)	Royal Bank of Scotland Group PLC
	2,400	10/31/16	1.930%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(70,083)	—	(70,083)	Royal Bank of Scotland Group PLC
	2,200	01/01/17	1.330%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(3,098)	—	(3,098)	JPMorgan Chase
	1,100	01/15/17	1.413%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(1,512)	—	(1,512)	JPMorgan Chase
	4,000	02/01/17	1.632%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(836)	—	(836)	JPMorgan Chase
	800	02/12/17	2.415%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(41,254)	87	(41,341)	Goldman Sachs & Co.
	1,800	04/15/17	1.908%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(58,111)	—	(58,111)	Barclays Capital Group
	1,600	04/15/17	2.000%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(2,434)	—	(2,434)	JPMorgan Chase
	200	04/15/17	1.715%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	868	—	868	Bank of America
	4,500	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(241,032)	8,389	(249,421)	Royal Bank of Scotland Group PLC
	1,300	07/15/17	2.250%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(69,631)	1,092	(70,723)	BNP Paribas
	800	10/16/17	1.010%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	7,387	—	7,387	Bank of America
	100	05/23/18	1.580%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	151	—	151	Bank of America

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
300	06/07/18	1.565%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	$470	$—	$470	Bank of America
600	10/01/18	2.175%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(26,857)	(374)	(26,483)	Goldman Sachs & Co.
900	11/01/18	2.172%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(40,285)	—	(40,285)	Deutsche Bank AG
250	03/04/19	1.725%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(1,962)	—	(1,962)	Deutsche Bank AG
3,000	11/23/20	1.570%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	13,724	—	13,724	Bank of America
600	07/26/21	1.730%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(441)	—	(441)	JPMorgan Chase
600	07/26/21	1.550%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	5,986	—	5,986	JPMorgan Chase
460	09/12/21	1.603%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	2,631	—	2,631	JPMorgan Chase
800	05/08/23	2.560%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(2)	(97,603)	—	(97,603)	Deutsche Bank AG
1,900	08/30/26	1.762%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(18,343)	—	(18,343)	JPMorgan Chase
460	09/12/26	1.801%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(2,957)	—	(2,957)	JPMorgan Chase
200	09/20/26	1.805%	Inflation Floor Option, Inflation on the CPI Urban Consumer NSA(1)	(1,355)	—	(1,355)	Morgan Stanley

				$(239,693)	$40,089	$(279,782)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
GBP	1,200	09/21/18	1.000%	6 Month LIBOR(2)	$(17,921)	$(17,540)	$ 381
GBP	8,900	12/17/19	2.250%	6 Month LIBOR(2)	(626,760)	(719,555)	(92,795)
GBP	1,000	03/18/25	2.750%	6 Month LIBOR(2)	(109,443)	(226,100)	(116,657)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
GBP	2,060	09/16/25	2.000%	6 Month LIBOR(2)	$ 57,492	$ (307,941)	$ (365,433)
GBP	240	03/18/45	2.000%	6 Month LIBOR(2)	6,358	(81,062)	(87,420)
JPY	710,000	12/20/19	0.250%	6 Month LIBOR(1)	73,856	87,981	14,125
JPY	3,510,000	09/18/20	0.500%	6 Month LIBOR(1)	820,229	855,173	34,944
JPY	1,467,560	09/20/23	0.022%	6 Month LIBOR(2)	—	(76,828)	(76,828)
JPY	1,171,740	07/22/24	0.677%	6 Month LIBOR(2)	—	(657,890)	(657,890)
JPY	5,820,000	06/19/33	1.500%	6 Month LIBOR(1)	10,864,220	11,923,987	1,059,767
JPY	440,000	06/17/35	1.250%	6 Month LIBOR(1)	673,854	756,132	82,278
JPY	70,000	12/21/45	1.500%	6 Month LIBOR(1)	192,984	209,202	16,218
JPY	900	12/21/45	1.500%	6 Month LIBOR(2)	(2,167)	(2,689)	(522)
JPY	105,700	05/09/46	0.641%	6 Month LIBOR(2)	—	(56,915)	(56,915)
	23,250	02/26/18	0.771%	3 Month LIBOR(1)	—	(69,290)	(69,290)
	1,200	06/15/18	1.250%	3 Month LIBOR(1)	5,605	9,186	3,581
	21,500	06/27/18	0.907%	3 Month LIBOR(1)	—	17,498	17,498
	72,200	05/15/19	1.500%	3 Month LIBOR(2)	(22,241)	(251,052)	(228,811)
	34,200	06/21/19	1.250%	3 Month LIBOR(2)	(63,426)	(99,180)	(35,754)
	4,800	12/16/20	2.000%	3 Month LIBOR(2)	(117,553)	(196,310)	(78,757)
	19,140	06/01/21	1.340%	3 Month LIBOR(1)	—	219,578	219,578
	2,300	06/13/21	1.185%	3 Month LIBOR(1)	—	8,321	8,321
	11,700	06/15/21	2.000%	3 Month LIBOR(2)	(439,299)	(489,036)	(49,737)
	9,950	06/27/21	1.220%	3 Month LIBOR(1)	—	51,679	51,679
	11,400	06/28/21	1.450%	3 Month LIBOR(2)	(8,314)	(21,647)	(13,333)
	10,600	12/21/21	1.500%	3 Month LIBOR(2)	(168,174)	(138,927)	29,247
	80,300	06/17/22	2.500%	3 Month LIBOR(2)	(4,948,891)	(6,267,287)	(1,318,396)
	5,200	08/31/22	1.897%	3 Month LIBOR(2)	—	(203,612)	(203,612)
	69,364	11/30/22	1.900%	3 Month LIBOR(2)	9,227	(3,077,622)	(3,086,849)
	3,700	12/16/22	2.250%	3 Month LIBOR(2)	34,601	(241,996)	(276,597)
	400	12/16/22	2.250%	3 Month LIBOR(1)	2,777	26,117	23,340
	12,800	05/15/23	1.267%	3 Month LIBOR(2)	(529)	24,218	24,747
	7,900	06/17/25	2.750%	3 Month LIBOR(2)	(796,202)	(952,385)	(156,183)
	400	08/05/25	2.350%	3 Month LIBOR(2)	—	(32,126)	(32,126)
	600	09/16/25	2.233%	3 Month LIBOR(2)	—	(41,284)	(41,284)
	500	09/16/25	2.225%	3 Month LIBOR(2)	—	(34,079)	(34,079)
	15,300	10/28/25	2.800%	3 Month LIBOR(2)	(224,572)	(782,863)	(558,291)
	1,700	12/16/25	2.500%	3 Month LIBOR(2)	(141,010)	(172,596)	(31,586)
	9,100	02/22/26	2.500%	3 Month LIBOR(2)	—	(321,539)	(321,539)
	7,450	03/16/26	2.400%	3 Month LIBOR(2)	(45,738)	(225,940)	(180,202)
	1,800	04/21/26	2.300%	3 Month LIBOR(2)	—	(42,694)	(42,694)
	2,400	04/27/26	2.300%	3 Month LIBOR(2)	—	(56,839)	(56,839)
	15,120	05/23/26	1.738%	3 Month LIBOR(2)	—	(448,247)	(448,247)
	9,580	05/27/26	1.735%	3 Month LIBOR(2)	—	(280,660)	(280,660)
	2,300	06/13/26	1.580%	3 Month LIBOR(2)	325	(31,943)	(32,268)
	16,000	06/15/26	2.250%	3 Month LIBOR(2)	(1,005,462)	(1,283,676)	(278,214)
	500	06/15/26	2.250%	3 Month LIBOR(2)	1,676	(38,976)	(40,652)
	2,800	07/27/26	2.000%	3 Month LIBOR(2)	—	(23,827)	(23,827)
	1,050	07/27/26	1.850%	3 Month LIBOR(2)	—	(1,629)	(1,629)
	9,300	12/21/26	1.750%	3 Month LIBOR(2)	(177,341)	(228,601)	(51,260)
	3,300	12/21/26	1.750%	3 Month LIBOR(2)	(55,535)	(80,164)	(24,629)
	1,600	12/21/26	1.750%	3 Month LIBOR(2)	(21,814)	(35,011)	(13,197)
	8,213	11/15/41	1.737%	3 Month LIBOR(2)	(3,082)	128,391	131,473
	4,840	11/04/45	2.591%	3 Month LIBOR(2)	—	(933,503)	(933,503)
	890	12/21/46	2.250%	3 Month LIBOR(2)	(98,108)	(89,321)	8,787

					$ 3,649,622	$ (5,022,919)	$(8,672,541)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(1):

CMBX.NA.AAA.8	10/17/57	0.500%	1,200	$(29,073)	$(63,017)	$33,944	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Ford Motor Credit Co.	06/20/21	5.000%		800	1.326%	$133,275	$123,381	$9,894	JPMorgan Chase
Italy Government	03/20/19	1.000%		900	0.924%	1,992	(15,622)	17,614	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%		200	2.449%	(12,737)	(13,833)	1,096	Credit Suisse First Boston Corp.
Republic of Brazil	06/20/21	1.000%		200	2.449%	(12,737)	(13,875)	1,138	Goldman Sachs & Co.
Republic of Brazil	06/20/21	1.000%		100	2.449%	(6,369)	(8,650)	2,281	Citigroup Global Markets
Republic of Brazil	06/20/21	1.000%		100	2.449%	(6,369)	(8,609)	2,240	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%		100	2.449%	(6,369)	(6,979)	610	JPMorgan Chase
Russian Federation	06/20/21	1.000%		200	1.996%	(8,818)	(12,268)	3,450	JPMorgan Chase
Tesco PLC	12/20/20	1.000%	EUR	800	1.746%	(27,372)	(74,222)	46,850	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		300	1.026%	(116)	2,557	(2,673)	Hong Kong & Shanghai Bank
United Mexican States	09/20/19	1.000%		200	1.026%	(77)	1,753	(1,830)	Citigroup Global Markets
United Mexican States	06/20/21	1.000%		300	1.520%	(6,913)	(7,243)	330	Hong Kong & Shanghai Bank
United Mexican States	06/20/21	1.000%		100	1.520%	(2,304)	(2,437)	133	Citigroup Global Markets
Volkswagen International	12/20/16	1.000%	EUR	20	0.299%	(149)	(168)	19	Bank of America

						$44,937	$(36,215)	$81,152

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX ITRX XO22 5Y Index	12/20/19	5.000%	EUR 1,680	$186,602	$152,708	$(33,894)
Markit CDX. NA.IG.27	12/20/21	1.000%	3,910	44,809	173,452	128,643
Markit iTraxx Europe Crossover Index	12/20/20	5.000%	EUR 127	9,506	12,099	2,593
Markit iTraxx Europe Crossover Index	06/20/21	5.000%	EUR 30	2,815	2,714	(101)

				$243,732	$340,973	$97,241

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(2):
Dow Jones CDX NA HY27 5Y Index	12/20/21	5.000%	2,675	$ (93,601)	$ (121,952)	$ (28,351)
Dow Jones CDX NA HY27 5Y Index	12/20/21	5.000%	300	(11,258)	(13,551)	(2,293)
Dow Jones CDX NA IG26 5Y Index	06/20/21	1.000%	2,000	(23,845)	(29,068)	(5,223)
Dow Jones CDX NA IG27 5Y Index	12/20/21	1.000%	50	(473)	(637)	(164)
Markit CDX. NA.IG.27	12/20/21	5.000%	2,830	(107,257)	(129,630)	(22,373)

				$(236,434)	$ (294,838)	$ (58,404)

Cash of $3,438,788, $1,277,000, $757,000 and $89,934 have been segregated with Goldman Sachs & Co., Morgan Stanley, RBC Capital Markets LLC, and Citigroup Global Markets respectively, and U.S. Treasury Obligations with a market value of $2,084,727 and $415,448 have been segregated with RBC Capital Markets LLC and Goldman Sachs, & Co., respectively to cover requirement for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016:

Counterparty(1)(2)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements:
Bank of America	35,540	Pay fixed payments on the BCOMTR Index and receive variable payments based on the 3 Month U.S. Treasury Bill Rate +13 bps.	$1,178,359	$68,585	$1,109,774
Bank of America	283	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	—	—	—
Bank of America	(5)	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	3,289	—	3,289
Deutsche Bank AG	550	Pay or receive amounts based on market value fluctuation of Weatherford International Ltd.	(15,225)	—	(15,225)
Deutsche Bank AG	(2)	Pay or receive amounts based on market value fluctuation of Abbott Laboratories	(6,991)	—	(6,991)
Deutsche Bank AG	800	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	(79,024)	—	(79,024)
Deutsche Bank AG	(8)	Pay or receive amounts based on market value fluctuation of Acorda Therapeutics, Inc.	48,686	—	48,686
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Actavis, Inc.	(458,162)	—	(458,162)
Deutsche Bank AG	(4)	Pay or receive amounts based on market value fluctuation of Aetna, Inc.	(12,297)	—	(12,297)
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of Alere, Inc.	(24,564)	—	(24,564)
Deutsche Bank AG	(7)	Pay or receive amounts based on market value fluctuation of Alibaba Group Holding Ltd.	(203,018)	—	(203,018)
Deutsche Bank AG	1,250	Pay or receive amounts based on market value fluctuation of Allegheny Technologies, Inc.	276,040	—	276,040
Deutsche Bank AG	(71)	Pay or receive amounts based on market value fluctuation of Allegheny Technologies, Inc.	(178,959)	—	(178,959)
Deutsche Bank AG	(5)	Pay or receive amounts based on market value fluctuation of Allergan PLC	259,571	—	259,571
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Alpha Natural Resources, Inc.	(154,423)	—	(154,423)
Deutsche Bank AG	—(r )	Pay or receive amounts based on market value fluctuation of AMC Entertainment Holdings, Inc.	(58)	—	(58)
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of American Realty Capital Properties, Inc.	5,954	—	5,954
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Amsurg Corp.	34,820	—	34,820

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Analog Devices, Inc.	$(78)	$—	$(78)
Deutsche Bank AG		25	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	(43,550)	—	(43,550)
Deutsche Bank AG		(10)	Pay or receive amounts based on market value fluctuation of Anthem, Inc.	77,179	—	77,179
Deutsche Bank AG		26	Pay or receive amounts based on market value fluctuation of Apollo Education Group, Inc.	(17,026)	—	(17,026)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Astoria Financial Corp.	(55)	—	(55)
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of AVG Technologies NV	1,366	—	1,366
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Ball Corp.	(10)	—	(10)
Deutsche Bank AG	CAD	(6)	Pay or receive amounts based on market value fluctuation of BCE, Inc.	451	—	451
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of Brookdale Senior Living, Inc.	248	—	248
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Brookdale Senior Living, Inc.	(185)	—	(185)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	(54,084)	—	(54,084)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Bunge Ltd.	13,887	—	13,887
Deutsche Bank AG		1,000	Pay or receive amounts based on market value fluctuation of CalAtlantic Group, Inc.	(36,381)	—	(36,381)
Deutsche Bank AG		(21)	Pay or receive amounts based on market value fluctuation of CalAtlantic Group, Inc.	52,192	—	52,192
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Carmike Cinemas, Inc.	474	—	474
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Casa Ley	5,122	—	5,122
Deutsche Bank AG		1,100	Pay or receive amounts based on market value fluctuation of Cemex SAB de CV	77,441	—	77,441
Deutsche Bank AG		(73)	Pay or receive amounts based on market value fluctuation of Cemex SAB de CV	(43,260)	—	(43,260)
Deutsche Bank AG		275	Pay or receive amounts based on market value fluctuation of Cenveo Corp.	18,032	—	18,032

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Chemical Financial Corp.	$(1,115)	$—	$(1,115)
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of Ciena Corp.	(1,100)	—	(1,100)
Deutsche Bank AG		(11)	Pay or receive amounts based on market value fluctuation of Ciena Corp.	151	—	151
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of CIGNA Corp.	(62,258)	—	(62,258)
Deutsche Bank AG	EUR	8	Pay or receive amounts based on market value fluctuation of Conwert Immobilien Invest SE	(574)	—	(574)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of Cousins Properties, Inc.	52	—	52
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Cvent, Inc.	(26,593)	—	(26,593)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Dell Technologies, Inc.	(81)	—	(81)
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of DISH Network Corp.	(12,615)	—	(12,615)
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Dominion Resources, Inc.	(466)	—	(466)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Durata Therapeutics, Inc.^	834	—	834
Deutsche Bank AG		1,150	Pay or receive amounts based on market value fluctuation of Dycom Industries, Inc.	13,521	—	13,521
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of Dycom Industries, Inc.	(13,835)	—	(13,835)
Deutsche Bank AG		(64)	Pay or receive amounts based on market value fluctuation of Dynegy, Inc.	341,901	—	341,901
Deutsche Bank AG		1,450	Pay or receive amounts based on market value fluctuation of Emergent BioSolutions, Inc.	(266,269)	—	(266,269)
Deutsche Bank AG		(32)	Pay or receive amounts based on market value fluctuation of Emergent BioSolutions, Inc.	189,980	—	189,980
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of Empire District Electric Co.	4,424	—	4,424
Deutsche Bank AG	GBP	27	Pay or receive amounts based on market value fluctuation of Entertainment One Ltd.	2,787	—	2,787
Deutsche Bank AG		10	Pay or receive amounts based on market value fluctuation of Envision Healthcare Holdings	(31,370)	—	(31,370)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG	825	Pay or receive amounts based on market value fluctuation of Euronet Worldwide, Inc.	$52,153	$—	$ 52,153
Deutsche Bank AG	(8)	Pay or receive amounts based on market value fluctuation of Euronet Worldwide, Inc.	(52,341)	—	(52,341)
Deutsche Bank AG	23	Pay or receive amounts based on market value fluctuation of Exelon Corp.	(21,838)	—	(21,838)
Deutsche Bank AG	(22)	Pay or receive amounts based on market value fluctuation of Exelon Corp.	34,649	—	34,649
Deutsche Bank AG	700	Pay or receive amounts based on market value fluctuation of Extra Space Storage LP	9,915	—	9,915
Deutsche Bank AG	(3)	Pay or receive amounts based on market value fluctuation of Extreme Networks, Inc.	(4,295)	—	(4,295)
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Exxon Mobil Corp.	(1,139)	—	(1,139)
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of EZCorp.	15,863	—	15,863
Deutsche Bank AG	(16)	Pay or receive amounts based on market value fluctuation of EZCorp.	(14,925)	—	(14,925)
Deutsche Bank AG	25	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	(1,860,998)	—	(1,860,998)
Deutsche Bank AG	(183)	Pay or receive amounts based on market value fluctuation of Fiat Chrysler Automobiles NV	497,396	—	497,396
Deutsche Bank AG	5	Pay or receive amounts based on market value fluctuation of Fidelity & Guaranty Life	(1,218)	—	(1,218)
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of First Cash Financial Services, Inc.	(47)	—	(47)
Deutsche Bank AG	17	Pay or receive amounts based on market value fluctuation of Frontier Communications Corp.	(203,814)	—	(203,814)
Deutsche Bank AG	(248)	Pay or receive amounts based on market value fluctuation of Frontier Communications Corp.	194,672	—	194,672
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of Great Plains Energy, Inc.	688	—	688
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	2,848	—	2,848
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Deutsche Bank AG	— (r)	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	$(3,771)	$—	$ (3,771)
Deutsche Bank AG		700	Pay or receive amounts based on market value fluctuation of Herbalife Ltd.	112,349	—	112,349
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Humana, Inc.	(41,144)	—	(41,144)
Deutsche Bank AG		(14)	Pay or receive amounts based on market value fluctuation of IMS Health Holdings, Inc.	(61,148)	—	(61,148)
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of inContact, Inc.	1,052	—	1,052
Deutsche Bank AG		(7)	Pay or receive amounts based on market value fluctuation of Innoviva, Inc.	1,897	—	1,897
Deutsche Bank AG	TWD	144	Pay or receive amounts based on market value fluctuation of Inotera Memories, Inc.	(2,362)	—	(2,362)
Deutsche Bank AG		1,050	Pay or receive amounts based on market value fluctuation of Inphi Corp.	15,145	—	15,145
Deutsche Bank AG		(21)	Pay or receive amounts based on market value fluctuation of Inphi Corp.	(28,961)	—	(28,961)
Deutsche Bank AG		(16)	Pay or receive amounts based on market value fluctuation of Integrated Device Technology, Inc.	(31,720)	—	(31,720)
Deutsche Bank AG		2,000	Pay or receive amounts based on market value fluctuation of Intel Corp.	485,298	—	485,298
Deutsche Bank AG		(79)	Pay or receive amounts based on market value fluctuation of Intel Corp.	(450,203)	—	(450,203)
Deutsche Bank AG		825	Pay or receive amounts based on market value fluctuation of Intergrated Device Technology, Inc.	29,595	—	29,595
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of InterOil Corp.	4,515	—	4,515
Deutsche Bank AG	EUR	3	Pay or receive amounts based on market value fluctuation of Italcementi SpA	1,335	—	1,335
Deutsche Bank AG		300	Pay or receive amounts based on market value fluctuation of j2 Global, Inc.	395	—	395
Deutsche Bank AG		(3)	Pay or receive amounts based on market value fluctuation of j2 Global, Inc.	(535)	—	(535)
Deutsche Bank AG		400	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	77,062	—	77,062
Deutsche Bank AG		(31)	Pay or receive amounts based on market value fluctuation of Jakks Pacific, Inc.	(29,500)	—	(29,500)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)		Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG		8		Pay or receive amounts based on market value fluctuation of KLA-Tencor Corp.	$(7,727)	$—	$ (7,727)
Deutsche Bank AG	EUR	—(r	)	Pay or receive amounts based on market value fluctuation of Koninklijke Ahold NV	35,022	—	35,022
Deutsche Bank AG		(4)		Pay or receive amounts based on market value fluctuation of Lam Research Corp.	(64,129)	—	(64,129)
Deutsche Bank AG		11		Pay or receive amounts based on market value fluctuation of Lexmark International, Inc.	25,888	—	25,888
Deutsche Bank AG		—(r	)	Pay or receive amounts based on market value fluctuation of Liberty Global PLC	(5)	—	(5)
Deutsche Bank AG		—(r	)	Pay or receive amounts based on market value fluctuation of Linear Technology Corp.	36	—	36
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of LinkedIn Corp.	1,130	—	1,130
Deutsche Bank AG	GBP	5		Pay or receive amounts based on market value fluctuation of London Stock Exchange Group PLC	12,224	—	12,224
Deutsche Bank AG	CAD	15		Pay or receive amounts based on market value fluctuation of Manitoba Telecom Services, Inc.	(1,720)	—	(1,720)
Deutsche Bank AG		11		Pay or receive amounts based on market value fluctuation of Media General, Inc.	37,798	—	37,798
Deutsche Bank AG		2,625		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	1,558,913	—	1,558,913
Deutsche Bank AG		(108)		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(1,844,513)	—	(1,844,513)
Deutsche Bank AG		975		Pay or receive amounts based on market value fluctuation of Molina Healthcare, Inc.	27,196	—	27,196
Deutsche Bank AG		500		Pay or receive amounts based on market value fluctuation of Molina Healthcare, Inc.	96,693	—	96,693
Deutsche Bank AG		(21)		Pay or receive amounts based on market value fluctuation of Molina Healthcare, Inc.	(112,721)	—	(112,721)
Deutsche Bank AG		1		Pay or receive amounts based on market value fluctuation of Mosanto Co.	(2,341)	—	(2,341)
Deutsche Bank AG		—(r	)	Pay or receive amounts based on market value fluctuation of New York Community Bancorp	88	—	88
Deutsche Bank AG		(1)		Pay or receive amounts based on market value fluctuation of Nexstar Broadcasting Group, Inc.	(3,760)	—	(3,760)
Deutsche Bank AG		600		Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	(108,362)	—	(108,362)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG		(8)	Pay or receive amounts based on market value fluctuation of NRG Yield, Inc.	$3,255	$—	$ 3,255
Deutsche Bank AG		750	Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	93,230	—	93,230
Deutsche Bank AG		(59)	Pay or receive amounts based on market value fluctuation of ON Semiconductor Corp.	(86,920)	—	(86,920)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Parkway Properties, Inc.	5	—	5
Deutsche Bank AG		(16)	Pay or receive amounts based on market value fluctuation of People’s United Financial, Inc.	(15,716)	—	(15,716)
Deutsche Bank AG		6	Pay or receive amounts based on market value fluctuation of Piedmont Natural Gas Co.	5,028	—	5,028
Deutsche Bank AG		600	Pay or receive amounts based on market value fluctuation of Priceline Group, Inc. (The)	111,826	—	111,826
Deutsche Bank AG		(1)	Pay or receive amounts based on market value fluctuation of Priceline Group, Inc. (The)	(111,823)	—	(111,823)
Deutsche Bank AG		32	Pay or receive amounts based on market value fluctuation of Property Development Center	1,905	—	1,905
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Prosensa Holdings	—	—	—
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Quintiles Transnational Holdings, Inc.	65,336	—	65,336
Deutsche Bank AG		66	Pay or receive amounts based on market value fluctuation of Rite Aid Corp.	(13,803)	—	(13,803)
Deutsche Bank AG		5	Pay or receive amounts based on market value fluctuation of Rofin-Sinar Technologies, Inc.	1,564	—	1,564
Deutsche Bank AG	GBP	11	Pay or receive amounts based on market value fluctuation of SABMiller PLC	53,817	—	53,817
Deutsche Bank AG		100	Pay or receive amounts based on market value fluctuation of ShengdaTech, Inc.^	(1,499)	—	(1,499)
Deutsche Bank AG		500	Pay or receive amounts based on market value fluctuation of Spirit Reality Capital, Inc.	27,802	—	27,802
Deutsche Bank AG		(20)	Pay or receive amounts based on market value fluctuation of Spirit Reality Capital, Inc.	(4,997)	—	(4,997)
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of St. Jude Medical, Inc.	4,805	—	4,805
Deutsche Bank AG		550	Pay or receive amounts based on market value fluctuation of Starwood Property Trust, Inc.	(2,882)	—	(2,882)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG		(21)	Pay or receive amounts based on market value fluctuation of Starwood Property Trust, Inc.	$12,001	$—	$ 12,001
Deutsche Bank AG		7	Pay or receive amounts based on market value fluctuation of Suffolk Bancorp	22,322	—	22,322
Deutsche Bank AG	CHF	1	Pay or receive amounts based on market value fluctuation of Syngenta AG	21,930	—	21,930
Deutsche Bank AG		8	Pay or receive amounts based on market value fluctuation of Talen Energy Corp.	2,188	—	2,188
Deutsche Bank AG	EUR	61	Pay or receive amounts based on market value fluctuation of Telecom Italia SpA	(21,345)	—	(21,345)
Deutsche Bank AG	EUR	(61)	Pay or receive amounts based on market value fluctuation of Telecom Italia SpA	27,415	—	27,415
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of Teva Pharmaceutical Finance Co. LLC.	27,592	—	27,592
Deutsche Bank AG		200	Pay or receive amounts based on market value fluctuation of Theravance, Inc.	(3,500)	—	(3,500)
Deutsche Bank AG		24	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	411,340	—	411,340
Deutsche Bank AG		(37)	Pay or receive amounts based on market value fluctuation of T-Mobile US, Inc.	(281,490)	—	(281,490)
Deutsche Bank AG		— (r)	Pay or receive amounts based on market value fluctuation of Tyco International PLC	40	—	40
Deutsche Bank AG		4	Pay or receive amounts based on market value fluctuation of Valspar Corp. (The)	(8,012)	—	(8,012)
Deutsche Bank AG		(4)	Pay or receive amounts based on market value fluctuation of Vereit, Inc.	636	—	636
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of Virgin America, Inc.	(3,231)	—	(3,231)
Deutsche Bank AG		1,250	Pay or receive amounts based on market value fluctuation of Virginia Media Finance PLC	(106,598)	—	(106,598)
Deutsche Bank AG		(2)	Pay or receive amounts based on market value fluctuation of VMware, Inc.	(23,082)	—	(23,082)
Deutsche Bank AG	EUR	(3)	Pay or receive amounts based on market value fluctuation of Vonovia SE	401	—	401
Deutsche Bank AG		(79)	Pay or receive amounts based on market value fluctuation of Weatherford International PLC	42,090	—	42,090
Deutsche Bank AG		1,000	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	(100,011)	—	(100,011)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty(1)(2)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)

OTC swap agreements (cont’d.):
Deutsche Bank AG		(6)	Pay or receive amounts based on market value fluctuation of WebMD Health Corp.	$ 55,505	$ —	$ 55,505
Deutsche Bank AG		19	Pay or receive amounts based on market value fluctuation of Welltower, Inc.	(10,567)	—	(10,567)
Deutsche Bank AG		(10)	Pay or receive amounts based on market value fluctuation of Welltower, Inc.	(64,570)	—	(64,570)
Deutsche Bank AG		1	Pay or receive amounts based on market value fluctuation of Westar Energy, Inc.	526	—	526
Deutsche Bank AG		2	Pay or receive amounts based on market value fluctuation of WhiteWave Foods Co. (The)	(2,183)	—	(2,183)
Deutsche Bank AG		(29)	Pay or receive amounts based on market value fluctuation of Whiting Petroleum Corp.	(17,925)	—	(17,925)
Deutsche Bank AG		775	Pay or receive amounts based on market value fluctuation of Wright Medical Group, Inc.	159,978	—	159,978
Deutsche Bank AG		(31)	Pay or receive amounts based on market value fluctuation of Wright Medical Group, Inc.	(137,393)	—	(137,393)
Deutsche Bank AG	JPY	(248)	Pay or receive amounts based on market value fluctuation of Yahoo! Japan Corp.	217,430	—	217,430

				$(407,867)	$68,585	$(476,452)

(r)	Less than 500 Notional.

(1)	Bank of America total return swaps have termination dates 8/31/17 and 8/12/19.

(2)	Deutsche Bank AG positions have a termination date of 10/17/16. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(3)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Exchange Traded Fund	$11,721	$ —	$ —
Affiliated Mutual Funds	4,108,600,229	—	—
Common Stocks	384,892,073	89,037,364	264,715
Unaffiliated Exchange Traded Funds	162,899,875	—	—
Preferred Stocks	690,020	—	15,589
Rights	105,069	—	51,355
Unaffiliated Funds	34,787,622	—	—
Warrants	851,499	—	518
Asset-Backed Securities
Collateralized Debt Obligations	—	1,466,283	—
Collateralized Loan Obligations	—	3,811,303	—
Non-Residential Mortgage-Backed Securities	—	4,008,931	442,858
Residential Mortgage-Backed Securities	—	13,734,908	—
Bank Loan	—	—	29,708
Certificates of Deposit	—	12,719,374	—
Commercial Mortgage-Backed Securities	—	12,443,831	2,696,164
Convertible Bonds	—	2,020,439	28,695
Corporate Bonds	—	249,445,570	—
Foreign Government Bonds	—	292,106,034	—
Municipal Bonds	—	3,970,439	—
Residential Mortgage-Backed Securities	—	44,356,571	—
U.S. Government Agency Obligations	—	82,048,713	—
U.S. Treasury Obligations	—	570,104,689	—
Repurchase Agreements	—	59,100,000	—
Commercial Paper	—	4,594,372	—
Options Purchased	269,591	572,087	—
Common Stocks - Short	(183,056,814)	(205,410)	—
U.S. Government Agency Obligation - Short	—	(2,253,750)	—
Options Written	(702,533)	(269,122)	—
Other Financial Instruments*
Financial Futures Contracts	2,310,000	—	—
Commodity Futures Contracts	2,725,595	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,462,869)	—
OTC Interest Rate Swap Agreements	—	(239,693)	—
Centrally Cleared Interest Rate Swap Agreements	—	(8,672,541)	—
OTC Credit Default Swap Agreements	—	15,864	—
Centrally Cleared Credit Default Swap Agreements	—	38,837	—
OTC Total Return Swap Agreements	—	(410,050)	2,183

Total	$ 4,514,383,947	$1,429,082,174	$3,531,785

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Commodity contracts	$3,903,954
Credit contracts	49,191
Equity contracts	1,713,674
Foreign exchange contracts	(4,393,012)
Interest rate contracts	(9,105,085)

Total	$(7,831,278)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
AFFILIATED MUTUAL FUNDS — 2.7%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$44,138,293
AST Small-Cap Growth Opportunities Portfolio*	3,585,252	53,456,114
AST Small-Cap Growth Portfolio*	1,629,027	56,445,788
AST Small-Cap Value Portfolio*	3,383,582	78,871,295

TOTAL AFFILIATED MUTUAL FUNDS (cost $183,312,928)(w)		232,911,490

COMMON STOCKS — 48.2%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	1,327,900	9,020,734
Boeing Co. (The)	138,700	18,272,338
Elbit Systems Ltd. (Israel)	9,900	946,667
Meggitt PLC (United Kingdom)	568,700	3,319,317
Raytheon Co.	84,600	11,516,598
Safran SA (France)	101,383	7,291,719
United Technologies Corp.	158,800	16,134,080

		66,501,453

Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	148,200	4,639,943
Expeditors International of Washington, Inc.(a)	462,769	23,841,859
Royal Mail PLC (United Kingdom)	446,600	2,833,941
United Parcel Service, Inc. (Class B Stock)(a)	197,544	21,603,412

		52,919,155

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	1,979,200	2,684,733
Deutsche Lufthansa AG (Germany)	215,400	2,401,368
easyJet PLC (United Kingdom)	165,800	2,161,857
International Consolidated Airlines Group SA (United Kingdom)	396,900	2,050,541
Japan Airlines Co. Ltd. (Japan)	118,800	3,492,182
Qantas Airways Ltd. (Australia)	1,134,500	2,724,862
Ryanair Holdings PLC (Ireland), ADR	147,600	11,074,428
Southwest Airlines Co.	291,100	11,320,879

		37,910,850

Auto Components — 0.8%
Calsonic Kansei Corp. (Japan)	392,000	3,631,266
Cie Generale des Etablissements Michelin (France)	40,200	4,451,574
Johnson Controls International PLC	611,241	28,441,044
Keihin Corp. (Japan)	174,400	2,765,370
Showa Corp. (Japan)	178,800	942,147
Toyo Tire & Rubber Co. Ltd. (Japan)	123,700	1,739,827
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,720,248
Valeo SA (France)	322,080	18,799,509
Yokohama Rubber Co. Ltd. (The) (Japan)	184,100	2,946,940

		66,437,925

Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	53,100	4,470,791
Daimler AG (Germany)	107,900	7,609,974
Fuji Heavy Industries Ltd. (Japan)	277,800	10,422,916
General Motors Co.	240,900	7,653,393
Hero MotoCorp Ltd. (India)	224,149	11,516,503
Isuzu Motors Ltd. (Japan)	323,200	3,804,411
Nissan Motor Co. Ltd. (Japan)	635,100	6,229,617

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Renault SA (France)	47,600	$3,916,034
Tata Motors Ltd. (India)	1,420,294	11,376,071
Toyota Motor Corp. (Japan)	53,976	3,130,956
Volkswagen AG (Germany)	29,800	4,315,146

		74,445,812

Banks — 2.3%
ABN AMRO Group NV (Netherlands), CVA, GDR	219,100	4,530,172
Aozora Bank Ltd. (Japan)	357,000	1,230,495
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,201,628
Banco Santander SA (Spain)	668,600	2,966,155
Bank Hapoalim BM (Israel)	559,300	3,175,795
Bank of America Corp.	743,900	11,642,035
Barclays PLC (United Kingdom)	761,200	1,650,289
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,427,836
BNP Paribas SA (France)	89,000	4,577,613
Citigroup, Inc.	391,800	18,504,714
Credit Agricole SA (France)	334,600	3,300,480
Danske Bank A/S (Denmark)	200,400	5,862,887
DBS Group Holdings Ltd. (Singapore)	353,200	4,007,708
DNB ASA (Norway)	317,000	4,167,520
Fifth Third Bancorp(a)	940,400	19,240,584
Gunma Bank Ltd. (The) (Japan)	459,000	2,085,159
HSBC Holdings PLC (United Kingdom)	772,800	5,808,926
ING Groep NV (Netherlands)	325,100	4,013,580
JPMorgan Chase & Co.	644,500	42,917,255
Keiyo Bank Ltd. (The) (Japan)	327,000	1,388,927
Lloyds Banking Group PLC (United Kingdom)	5,987,700	4,230,381
Mediobanca SpA (Italy)	218,900	1,424,690
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	872,400	4,419,654
Mizuho Financial Group, Inc. (Japan)	2,654,300	4,473,659
National Australia Bank Ltd. (Australia)	100,900	2,168,948
Nishi-Nippon City Bank Ltd. (The) (Japan)	644,000	1,380,846
Nordea Bank AB (Sweden)	293,400	2,913,601
Resona Holdings, Inc. (Japan)	1,007,500	4,237,143
Societe Generale SA (France)	100,100	3,462,904
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,124,491
Swedbank AB (Sweden) (Class A Stock)	128,200	3,012,265
US Bancorp	155,800	6,682,262
Wells Fargo & Co.	278,300	12,323,124

		202,553,726

Beverages — 1.0%
Coca-Cola Co. (The)	614,450	26,003,524
Monster Beverage Corp.*	229,971	33,762,042
PepsiCo, Inc.	205,400	22,341,358
SABMiller PLC (United Kingdom), ADR	84,229	4,892,863

		86,999,787

Biotechnology — 1.0%
Actelion Ltd. (Switzerland)*	81,720	14,181,201
Alexion Pharmaceuticals, Inc.*	144,879	17,753,473
Amgen, Inc.	140,402	23,420,458
Gilead Sciences, Inc.	103,400	8,181,008
Regeneron Pharmaceuticals, Inc.*	44,027	17,699,734

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Shire PLC	156,872	$10,143,787

		91,379,661

Building Products — 0.4%
Daikin Industries Ltd. (Japan)	150,100	14,006,711
Geberit AG (Switzerland)	26,483	11,608,571
Kingspan Group PLC (Ireland)	375,292	10,110,652

		35,725,934

Capital Markets — 2.1%
3i Group PLC (United Kingdom)	447,300	3,771,350
Ameriprise Financial, Inc.	200,300	19,983,931
Bank of New York Mellon Corp. (The)	635,100	25,327,788
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	455,285	16,016,926
FactSet Research Systems, Inc.(a)	92,201	14,945,782
Greenhill & Co., Inc.(a)	58,572	1,380,542
IG Group Holdings PLC (United Kingdom)	672,012	7,582,677
Intermediate Capital Group PLC (United Kingdom)	268,711	2,051,776
Invesco Ltd.	315,000	9,850,050
Macquarie Group Ltd. (Australia)	186,108	11,770,317
Man Group PLC (United Kingdom)	1,118,400	1,629,211
Morgan Stanley	977,500	31,338,650
Partners Group Holding AG (Switzerland)	26,913	13,597,408
SEI Investments Co.	479,966	21,891,249
UBS Group AG (Switzerland)	418,200	5,712,804

		186,850,461

Chemicals — 1.0%
Akzo Nobel NV (Netherlands)	53,700	3,632,283
Arkema SA (France)	111,780	10,348,904
Asahi Kasei Corp. (Japan)	565,000	4,502,577
BASF SE (Germany)	85,500	7,321,001
E.I. du Pont de Nemours & Co.	239,100	16,012,527
Ecolab, Inc.(a)	156,418	19,039,199
Huabao International Holdings Ltd. (Hong Kong)*	5,026,000	1,941,797
Johnson Matthey PLC (United Kingdom)	261,048	11,134,751
Kaneka Corp. (Japan)	250,000	1,979,359
Lintec Corp. (Japan)	103,200	2,066,604
Mitsubishi Gas Chemical Co., Inc. (Japan)	358,000	5,125,509
Toagosei Co. Ltd. (Japan)	137,500	1,494,468
Ube Industries Ltd. (Japan)	1,552,000	2,968,180
Yara International ASA (Norway)	101,400	3,378,953

		90,946,112

Commercial Services & Supplies — 0.2%
Downer EDI Ltd. (Australia)	1,016,200	4,227,845
Mineral Resources Ltd. (Australia)	235,600	2,008,841
Park24 Co. Ltd. (Japan)	115,400	3,753,150
Programmed Maintenance Services Ltd. (Australia)	703,285	878,426
Stericycle, Inc.*	53,660	4,300,312

		15,168,574

Communications Equipment — 0.9%
Cisco Systems, Inc.	2,102,543	66,692,664
Juniper Networks, Inc.	108,200	2,603,292

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	674,700	$4,871,525

		74,167,481

Construction & Engineering — 0.2%
Astaldi SpA (Italy)(a)	99,700	376,114
Ausdrill Ltd. (Australia)*	991,000	1,097,407
Carillion PLC (United Kingdom)(a)	628,000	2,017,795
CIMIC Group Ltd. (Australia)	1	22
Kyowa Exeo Corp. (Japan)	254,600	3,630,070
Vinci SA (France)	187,035	14,322,910

		21,444,318

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (Hong Kong)	3,314,000	1,333,891
CSR Ltd. (Australia)	980,600	2,734,021
Fletcher Building Ltd. (New Zealand)	396,400	3,104,393
Sumitomo Osaka Cement Co. Ltd. (Japan)	583,500	2,708,724
Vulcan Materials Co.	98,500	11,202,405

		21,083,434

Consumer Finance — 0.4%
American Express Co.	454,272	29,091,579
Cembra Money Bank AG (Switzerland)*	30,900	2,423,997

		31,515,576

Containers & Packaging — 0.2%
International Paper Co.	219,800	10,546,004
Smurfit Kappa Group PLC (Ireland)	142,700	3,189,737

		13,735,741

Diversified Financial Services — 0.2%
Challenger Ltd. (Australia)	243,100	1,903,650
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,207,988
ORIX Corp. (Japan)	813,700	12,004,238

		16,115,876

Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	842,200	4,237,355
Nippon Telegraph & Telephone Corp. (Japan)	194,800	8,909,371
Orange SA (France)	321,200	5,032,443
PCCW Ltd. (Hong Kong)	3,801,000	2,341,093
SBA Communications Corp. (Class A Stock)*	127,587	14,310,158
Telia Co. AB (Sweden)	618,300	2,769,418
Verizon Communications, Inc.	142,200	7,391,556

		44,991,394

Electric Utilities — 1.1%
EDP - Energias de Portugal SA (Portugal)	516,500	1,733,387
Electricite de France SA (France)(a)	270,500	3,292,601
Enel SpA (Italy)	1,383,800	6,167,244
Entergy Corp.	116,600	8,946,718
Exelon Corp.	533,200	17,750,228
FirstEnergy Corp.	364,300	12,051,044
Iberdrola SA (Spain)	582,200	3,958,634
PG&E Corp.	647,800	39,625,926

		93,525,782

Electrical Equipment — 0.2%
Fuji Electric Co. Ltd. (Japan)	522,000	2,399,015

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Fujikura Ltd. (Japan)(a)	554,000	$3,025,722
TKH Group NV (Netherlands), CVA	65,800	2,568,856
Vestas Wind Systems A/S (Denmark)	145,267	11,999,574

		19,993,167

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	297,382	19,306,039
Anritsu Corp. (Japan)	357,900	2,047,038
Enplas Corp. (Japan)	62,900	1,914,644
Hexagon AB (Sweden) (Class B Stock)	232,525	10,154,743
Keyence Corp. (Japan)	18,100	13,261,682
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	2,941,513
TE Connectivity Ltd. (Switzerland)	185,600	11,948,928
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	3,038,973

		64,613,560

Energy Equipment & Services — 0.2%
Amec Foster Wheeler PLC (United Kingdom)	130,100	965,073
Fred Olsen Energy ASA (Norway)*	15,583	21,755
Schlumberger Ltd.	246,630	19,394,983

		20,381,811

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.(a)	29,723	3,232,971
American Campus Communities, Inc.	42,753	2,174,845
American Tower Corp.	44,303	5,020,859
AvalonBay Communities, Inc.	33,494	5,956,573
Boston Properties, Inc.	35,302	4,811,310
Colony Starwood Homes(a)	38,339	1,100,329
CubeSmart	42,864	1,168,473
DCT Industrial Trust, Inc.	25,223	1,224,577
Digital Realty Trust, Inc.(a)	37,612	3,652,877
Douglas Emmett, Inc.(a)	47,187	1,728,460
EastGroup Properties, Inc.	31,867	2,344,137
EPR Properties	39,855	3,138,183
Equinix, Inc.	11,554	4,162,329
Equity Residential	98,329	6,325,505
Essex Property Trust, Inc.(a)	22,013	4,902,295
Federal Realty Investment Trust	22,361	3,442,029
General Growth Properties, Inc.(a)	142,163	3,923,699
Kilroy Realty Corp.(a)	34,497	2,392,367
Life Storage, Inc.	16,193	1,440,205
Mid-America Apartment Communities, Inc.	8,206	771,282
Nippon Prologis REIT, Inc. (Japan)	3,442	8,705,671
Omega Healthcare Investors, Inc.	28,707	1,017,663
Physicians Realty Trust	118,824	2,559,469
Prologis, Inc.	134,147	7,182,230
Retail Properties of America, Inc. (Class A Stock)	52,521	882,353
Ryman Hospitality Properties, Inc.	33,284	1,602,957
Simon Property Group, Inc.	50,672	10,489,611
SL Green Realty Corp.(a)	21,009	2,271,073
Spirit Realty Capital, Inc.	133,178	1,775,263
Sun Communities, Inc.	55,825	4,381,146
VEREIT, Inc.	799,168	8,287,372
Vornado Realty Trust	29,285	2,963,935
Welltower, Inc.	51,884	3,879,367
Weyerhaeuser Co.	318,600	10,176,084

		129,087,499

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 1.2%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	234,784	$11,378,152
Bid Corp. Ltd. (South Africa)	341,185	6,448,860
Carrefour SA (France)	181,600	4,708,613
cocokara fine, Inc. (Japan)	38,700	1,491,045
Costco Wholesale Corp.	129,373	19,730,676
Distribuidora Internacional de Alimentacion SA (Spain)	580,300	3,593,501
J Sainsbury PLC (United Kingdom)	1,407,688	4,483,550
Koninklijke Ahold Delhaize NV (Netherlands)	347,800	7,921,521
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	71,400	3,689,266
Metcash Ltd. (Australia)*	2,040,500	3,280,762
METRO AG (Germany)	169,600	5,048,301
Sonae SGPS SA (Portugal)	1,862,300	1,421,824
Valor Holdings Co. Ltd. (Japan)	63,300	1,785,362
Wal-Mart de Mexico SAB de CV (Mexico)	4,681,300	10,248,775
Wal-Mart Stores, Inc.	183,900	13,262,868
WM Morrison Supermarkets PLC (United Kingdom)	645,800	1,823,503

		100,316,579

Food Products — 1.0%
Aryzta AG (Switzerland)*	72,100	3,207,134
Bunge Ltd.	174,400	10,329,712
Danone SA (France), ADR	1,993,981	29,610,618
Marine Harvest ASA (Norway)*	58,700	1,052,965
Mead Johnson Nutrition Co.	198,080	15,650,301
Origin Enterprises PLC (Ireland)	142,200	897,707
Premier Foods PLC (United Kingdom)*	672,846	459,076
Prima Meat Packers Ltd. (Japan)	794,000	2,869,146
Salmar ASA (Norway)	76,000	2,323,490
Tyson Foods, Inc. (Class A Stock)	236,600	17,666,922
WH Group Ltd. (Hong Kong)	6,130,000	4,954,530
Wilmar International Ltd. (Singapore)	869,700	2,064,831

		91,086,432

Gas Utilities
Gas Natural SDG SA (Spain)(a)	192,200	3,951,281

Health Care Equipment & Supplies — 1.3%
Danaher Corp.	267,286	20,952,550
DexCom, Inc.*(a)	142,183	12,463,762
Hologic, Inc.*	312,800	12,146,024
Intuitive Surgical, Inc.*(a)	27,475	19,914,704
Medtronic PLC(a)	334,168	28,872,115
Varian Medical Systems, Inc.*(a)	209,445	20,846,061

		115,195,216

Health Care Providers & Services — 0.5%
Aetna, Inc.	177,800	20,527,010
DaVita, Inc.*	187,356	12,378,611
Primary Health Care Ltd. (Australia)	507,400	1,545,232
Ship Healthcare Holdings, Inc. (Japan)	88,100	2,707,580
Toho Holdings Co. Ltd. (Japan)	156,200	3,314,485

		40,472,918

Health Care Technology — 0.2%
Cerner Corp.*	330,023	20,378,920

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	304,800	14,880,336
Compass Group PLC (United Kingdom)	969,562	18,777,065
Hilton Worldwide Holdings, Inc.(a)	113,049	2,592,214

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Las Vegas Sands Corp.(a)	200,800	$11,554,032
Paddy Power Betfair PLC (Ireland)	90,935	10,282,623
Plenus Co. Ltd. (Japan)	68,500	1,252,538
Restaurant Group PLC (The) (United Kingdom)	126,498	630,192
Starbucks Corp.	402,451	21,788,697
Yum! Brands, Inc.	225,698	20,495,635

		102,253,332

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	511,722	3,276,043
Bellway PLC (United Kingdom)	87,400	2,680,189
Berkeley Group Holdings PLC (United Kingdom)	112,400	3,755,683
Bovis Homes Group PLC (United Kingdom)	140,500	1,592,998
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	4,138,347

		15,443,260

Household Products — 0.7%
Procter & Gamble Co. (The)	547,958	49,179,231
Reckitt Benckiser Group PLC (United Kingdom)	128,115	12,061,308

		61,240,539

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	1,734,500	22,288,325
Uniper SE (Germany)*	19,630	240,471

		22,528,796

Industrial Conglomerates — 0.6%
General Electric Co.	1,037,300	30,724,826
Nisshinbo Holdings, Inc. (Japan)	242,300	2,403,722
Rheinmetall AG (Germany)	46,900	3,269,082
Roper Technologies, Inc.(a)	64,799	11,823,873
Siemens AG (Germany)	44,000	5,159,480
Smiths Group PLC (United Kingdom)	19,000	360,663

		53,741,646

Insurance — 2.1%
Aegon NV (Netherlands)	398,200	1,518,911
AIA Group Ltd. (Hong Kong)	2,324,000	15,628,306
Allianz SE (Germany)	44,000	6,538,883
Aviva PLC (United Kingdom)	581,500	3,318,065
AXA SA (France)	228,600	4,860,559
Baloise Holding AG (Switzerland)	41,500	5,024,900
Beazley PLC (United Kingdom)	314,700	1,576,313
CNP Assurances (France)	167,700	2,817,528
Discovery Ltd. (South Africa)	105,093	866,311
Helvetia Holding AG (Switzerland)	6,500	3,278,866
Legal & General Group PLC (United Kingdom)	1,070,500	3,033,806
Loews Corp.	337,000	13,867,550
Marsh & McLennan Cos., Inc.	307,714	20,693,768
MetLife, Inc.	586,500	26,058,195
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	33,000	6,163,310
NN Group NV (Netherlands)	107,200	3,291,103
Old Mutual PLC (United Kingdom)	1,215,700	3,186,613
Sampo OYJ (Finland) (Class A Stock)	239,218	10,627,906
SCOR SE (France)	91,700	2,851,701
St. James’s Place PLC (United Kingdom)	584,938	7,180,118

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)*	29,400	$7,624,086
Swiss Re AG (Switzerland)	88,000	7,948,023
XL Group Ltd. (Ireland)	466,470	15,687,386
Zurich Insurance Group AG (Switzerland)*	26,700	6,885,772

		180,527,979

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	106,189	88,913,112
TripAdvisor, Inc.*(a)	254,057	16,051,321

		104,964,433

Internet Software & Services — 2.9%
Akamai Technologies, Inc.*(a)	224,264	11,883,749
Alibaba Group Holding Ltd. (China), ADR*(a)	560,992	59,347,343
Alphabet, Inc. (Class A Stock)*	41,283	33,194,009
Alphabet, Inc. (Class C Stock)*	51,372	39,930,942
Facebook, Inc. (Class A Stock)*	627,386	80,474,802
NetEase, Inc. (China), ADR	64,139	15,443,388
Tencent Holdings Ltd. (China)	536,900	14,926,913

		255,201,146

IT Services — 2.0%
Amadeus IT Group SA (Spain) (Class A Stock)	189,245	9,445,826
Atos SE (France)	49,300	5,307,599
Automatic Data Processing, Inc.	77,036	6,794,575
Capgemini SA (France)	178,363	17,487,415
Cielo SA (Brazil)	1,105,100	11,104,859
Cognizant Technology Solutions Corp. (Class A Stock)*	241,667	11,529,933
FleetCor Technologies, Inc.*	88,207	15,324,202
Genpact Ltd.*	491,759	11,777,628
PayPal Holdings, Inc.*	364,712	14,942,251
Tieto OYJ (Finland)	43,500	1,373,163
Visa, Inc. (Class A Stock)(a)	819,391	67,763,636

		172,851,087

Leisure Products — 0.3%
Heiwa Corp. (Japan)	143,400	3,192,166
Mattel, Inc.(a)	424,000	12,838,720
Shimano, Inc. (Japan)	53,900	8,005,425

		24,036,311

Life Sciences Tools & Services — 0.3%
Lonza Group AG (Switzerland)*	44,008	8,423,085
Thermo Fisher Scientific, Inc.	136,400	21,695,784

		30,118,869

Machinery — 1.4%
Atlas Copco AB (Sweden) (Class A Stock)	438,548	13,202,284
Bradken Ltd. (Australia)*	529,200	985,313
Bucher Industries AG (Switzerland)	9,300	2,328,792
Cummins, Inc.	75,000	9,611,250
Danieli & C Officine Meccaniche SpA (Italy)(g)	67,900	1,311,258
Deere & Co.(a)	174,722	14,912,523
Fortive Corp.	291,936	14,859,542
Georg Fischer AG (Switzerland)	5,800	5,084,823
Hong Leong Asia Ltd. (Singapore)(g)	377,000	196,634
Illinois Tool Works, Inc.	132,900	15,926,736
Kone OYJ (Finland) (Class B Stock)	184,147	9,348,644

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Makita Corp. (Japan)	145,200	$10,345,474
Rational AG (Germany)	8,977	4,504,087
Singamas Container Holdings Ltd. (Hong Kong)(g)	6,354,000	675,443
Sumitomo Heavy Industries Ltd. (Japan)	471,000	2,327,201
Tsubakimoto Chain Co. (Japan)	372,000	2,882,761
Vesuvius PLC (United Kingdom)	152,000	690,214
Wabtec Corp.(a)	161,604	13,194,967

		122,387,946

Marine
AP Moeller - Maersk A/S (Denmark) (Class B Stock)	1,700	2,500,523

Media — 0.9%
Comcast Corp. (Class A Stock)	361,000	23,948,740
JCDecaux SA (France)	230,233	7,444,523
News Corp. (Class A Stock)	729,200	10,194,216
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	3,103,043
Trinity Mirror PLC (United Kingdom)	126,600	150,002
Twenty-First Century Fox, Inc. (Class B Stock)	767,000	18,975,580
WPP PLC (United Kingdom)	533,193	12,532,968

		76,349,072

Metals & Mining — 0.2%
Aurubis AG (Germany)	38,700	2,170,070
Bekaert SA (Belgium)	25,800	1,181,030
Boliden AB (Sweden)	239,000	5,617,613
Dowa Holdings Co. Ltd. (Japan)	337,000	2,362,610
Mount Gibson Iron Ltd. (Australia)*(a)	1,000,000	222,054
Shougang Fushan Resources Group Ltd. (China)	1,446,000	328,131
voestalpine AG (Austria)	90,700	3,135,603

		15,017,111

Multiline Retail — 0.1%
Debenhams PLC (United Kingdom)	1,464,900	1,058,160
Kohl’s Corp.(a)	205,000	8,968,750
Myer Holdings Ltd. (Australia)(a)	2,114,200	1,897,105

		11,924,015

Multi-Utilities — 0.1%
A2A SpA (Italy)	1,864,600	2,633,510
Centrica PLC (United Kingdom)	935,900	2,767,219
E.ON SE (Germany)	196,300	1,395,208
Engie SA (France)	165,400	2,564,493

		9,360,430

Oil, Gas & Consumable Fuels — 2.3%
Apache Corp.	240,200	15,341,574
BP PLC (United Kingdom)	1,534,500	8,944,149
Canadian Natural Resources Ltd. (Canada)	431,300	13,818,852
EQT Corp.	138,347	10,046,759
Exxon Mobil Corp.	307,200	26,812,416
Hess Corp.(a)	192,800	10,337,936
Occidental Petroleum Corp.	184,000	13,417,280
OMV AG (Austria)	141,900	4,085,611
Repsol SA (Spain)	266,500	3,620,218
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	365,881	9,130,489
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	449,200	22,491,444

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	259,600	$6,730,274
Statoil ASA (Norway)	125,200	2,101,895
Suncor Energy, Inc. (Canada)	289,753	8,043,602
TOTAL SA (France)	397,112	18,886,976
TOTAL SA (France), ADR(a)	546,400	26,063,280
TransCanada Corp. (Canada)	93,500	4,446,860

		204,319,615

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,070,000	1,890,970
Mondi PLC (South Africa)	192,500	4,044,402
UPM-Kymmene OYJ (Finland)	170,800	3,606,388

		9,541,760

Personal Products — 0.4%
Asaleo Care Ltd. (Australia)	1,559,600	1,907,717
Coty, Inc. (Class A Stock)*	29,200	686,200
Estee Lauder Cos., Inc. (The) (Class A Stock)	222,152	19,673,781
Kao Corp. (Japan)	214,900	12,150,022

		34,417,720

Pharmaceuticals — 2.3%
Astellas Pharma, Inc. (Japan)	256,700	4,009,412
AstraZeneca PLC (United Kingdom)	41,300	2,674,237
Bayer AG (Germany)	68,700	6,899,596
GlaxoSmithKline PLC (United Kingdom)	332,500	7,081,727
Indivior PLC (United Kingdom)	373,100	1,483,750
Johnson & Johnson	239,100	28,244,883
KYORIN Holdings, Inc. (Japan)	95,200	2,159,696
Merck & Co., Inc.	557,671	34,804,247
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	78,200	1,499,069
Novartis AG (Switzerland), ADR(a)	225,706	17,821,746
Novo Nordisk A/S (Denmark), ADR	582,734	24,235,907
Pfizer, Inc.	1,200,200	40,650,774
Roche Holding AG (Switzerland)	26,900	6,684,613
Sanofi (France)	169,300	12,892,420
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	2,130,865
STADA Arzneimittel AG (Germany)	49,700	2,765,275
Teva Pharmaceutical Industries Ltd. (Israel)	70,900	3,290,817
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	1,333,690
Tsumura & Co. (Japan)(a)	75,100	2,137,943

		202,800,667

Professional Services — 0.4%
Experian PLC (Ireland)	684,666	13,678,163
RELX PLC (United Kingdom)	763,588	14,480,211
SGS SA (Switzerland)	4,117	9,225,272

		37,383,646

Real Estate Management & Development — 0.2%
Cheung Kong Property Holdings Ltd. (Hong Kong)	194,000	1,427,036
China Overseas Land & Investment Ltd. (China)	3,800,000	13,064,385
LendLease Group (Australia)	368,100	3,988,913
Wheelock & Co. Ltd. (Hong Kong)	495,000	2,940,185

		21,420,519

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	107,300	$16,384,710
Firstgroup PLC (United Kingdom)*	1,684,400	2,305,985
Go-Ahead Group PLC (United Kingdom)	74,300	1,957,426
National Express Group PLC (United Kingdom)	606,200	2,706,517
Sankyu, Inc. (Japan)	563,000	3,233,169
Seino Holdings Co. Ltd. (Japan)	227,300	2,390,441

		28,978,248

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	51,995	3,351,078
Applied Materials, Inc.	380,000	11,457,000
NXP Semiconductors NV (Netherlands)*	491,902	50,178,923
QUALCOMM, Inc.	780,141	53,439,659
Shinko Electric Industries Co. Ltd. (Japan)	208,700	1,181,137
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,506,000	20,608,772
Texas Instruments, Inc.	230,100	16,148,418

		156,364,987

Software — 2.2%
Adobe Systems, Inc.*	155,974	16,929,418
ANSYS, Inc.*	110,449	10,228,682
Autodesk, Inc.*	330,016	23,870,057
Constellation Software, Inc. (Canada)	17,979	8,104,836
Micro Focus International PLC (United Kingdom)	241,386	6,870,864
Microsoft Corp.	985,515	56,765,664
NetSuite, Inc.*(a)	145,409	16,095,322
Oracle Corp.	852,160	33,472,845
salesforce.com, Inc.*	246,085	17,553,243

		189,890,931

Specialty Retail — 0.6%
Aoyama Trading Co. Ltd. (Japan)	53,900	1,864,175
Geo Holdings Corp. (Japan)(a)	96,500	1,248,709
Industria de Diseno Textil SA (Spain)	444,174	16,469,120
Kingfisher PLC (United Kingdom)	936,600	4,569,705
Lowe’s Cos., Inc.	213,000	15,380,730
Nitori Holdings Co. Ltd. (Japan)	86,300	10,345,020
Shimachu Co. Ltd. (Japan)	92,800	2,311,906
T-Gaia Corp. (Japan)	85,100	1,217,909

		53,407,274

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	124,400	14,063,420
Eizo Corp. (Japan)	62,400	1,692,194
NEC Corp. (Japan)	814,000	2,099,498

		17,855,112

Textiles, Apparel & Luxury Goods — 0.2%
Under Armour, Inc. (Class A Stock)*(a)	142,990	5,530,853
Under Armour, Inc. (Class C Stock)*(a)	223,526	7,568,590
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	3,132,697

		16,232,140

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	418,311	8,774,075

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Paragon Group of Cos. PLC (The) (United Kingdom)	512,700	$2,079,116

		10,853,191

Tobacco — 0.3%
Philip Morris International, Inc.	269,800	26,229,956

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	107,000	1,758,463
Marubeni Corp. (Japan)	566,100	2,908,111
Seven Group Holdings Ltd. (Australia)	251,000	1,660,304
Sumitomo Corp. (Japan)(a)	195,500	2,188,553

		8,515,431

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	142,500	4,414,937
NTT DOCOMO, Inc. (Japan)	86,600	2,199,901
T-Mobile US, Inc.*	149,200	6,970,624

		13,585,462

TOTAL COMMON STOCKS (cost $3,707,525,509)		4,222,139,589

EXCHANGE TRADED FUNDS — 9.8%
iShares 20+ Year Treasury Bond Fund(a)	19,228	2,644,042
iShares Core U.S. Aggregate Bond Fund	1,959,004	220,231,230
iShares JPMorgan USD Emerging Markets Bond Fund(a)	340,423	39,900,980
iShares MBS Fund	165,467	18,216,262
iShares MSCI EAFE Fund(a)	2,860,746	169,155,911
iShares Russell 1000 Growth Index Fund(a)	386,189	40,229,308
iShares Russell 1000 Value(a)	347,666	36,720,483
iShares Russell 2000 Index Fund(a)	210,058	26,091,304
iShares TIPS Bond Fund	246,586	28,724,803
SPDR S&P 500 ETF Trust(a)	1,136,633	245,853,718
Vanguard REIT(a)	317,571	27,546,108

TOTAL EXCHANGE TRADED FUNDS (cost $765,771,634)		855,314,149

PREFERRED STOCKS — 0.1%
Capital Markets
State Street Corp., Series G, 5.350%(c)	15,000	402,150

Consumer Finance
Navient Corp. (PRFC)	1,800	44,820

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%(a)	138,494	6,897,001

TOTAL PREFERRED STOCKS (cost $7,164,144)		7,343,971

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 3.8%
Collateralized Debt Obligations
Jubilee CDO VI BV (Netherlands),
Series VI-X, Class A1B
0.099%(c)	09/20/22	EUR	381	426,967

				426,967

Collateralized Loan Obligations — 2.0%
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class A1, 144A
2.380%(c)	01/15/28		5,750	5,734,962
Anchorage Capital CLO 8 Ltd. (Cayman Islands),
Series 2016-8A, Class A1, 144A
2.371%(c)	07/28/28		4,500	4,521,153
Aquilae CLO II PLC (Ireland),
Series 2006-1X, Class A(g)
0.050%(c)	01/17/23	EUR	17	18,729
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.780%(c)	04/15/25		1,500	1,492,233
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 144A
2.229%(c)	04/18/27		6,500	6,504,609
Series 2015-4A, Class B, 144A
3.109%(c)	04/18/27		2,500	2,502,258
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands),
Series 2013-2A, Class A1L, 144A
2.317%(c)	02/17/26		500	500,865
Atrium VII (Cayman Islands),
Series 7A, Class AR, 144A
1.918%(c)	11/16/22		1,329	1,326,974
Atrium X (Cayman Islands),
Series 10A, Class A, 144A
1.799%(c)	07/16/25		4,000	3,978,148
Avery Point V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.139%(c)	07/17/26		1,000	1,000,895
Avery Point VI CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
2.228%(c)	08/05/27		5,000	5,004,319
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.796%(c)	04/20/25		5,500	5,471,103
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.179%(c)	04/17/26		500	499,424
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1, 144A
2.209%(c)	04/18/27		4,000	3,995,970
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.316%(c)	01/20/28		5,000	5,015,100
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.209%(c)	07/18/27		4,500	4,502,827
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 144A
2.429%(c)	04/17/25		1,750	1,733,630
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.252%(c)	04/22/27		8,250	8,250,228

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Dryden XXII Sr. Loan Fund (Cayman Islands),
Series 2011-22A, Class A1R, 144A
1.850%(c)	01/15/22		3,739	$3,731,015
Flatiron CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
2.079%(c)	01/17/26		2,500	2,496,052
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A, 144A
2.228%(c)	05/05/27		8,250	8,238,272
Hillmark Funding Ltd. (Cayman Islands),
Series 2006-1A, Class A1, 144A
1.061%(c)	05/21/21		514	511,196
ICG US CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
1.846%(c)	04/20/26		4,500	4,451,507
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.220%(c)	04/15/27		800	799,894
Jamestown CLO IX Ltd. (Cayman Islands),
Series 2016-9A, Class A1B, 144A^
2.320%(c)	10/20/28		6,000	6,000,000
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.196%(c)	07/20/27		4,750	4,738,411
Limerock CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class A, 144A
2.179%(c)	04/18/26		1,350	1,348,996
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
1.995%(c)	10/23/25		4,000	3,994,048
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.222%(c)	07/22/27		3,250	3,249,397
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.311%(c)	05/21/27		4,000	4,007,277
Series 2015-2A, Class A1A, 144A
2.196%(c)	07/20/27		4,750	4,755,309
Penta CLO 1 SA (Luxembourg),
Series 2007-1X, Class A1
0.067%(c)	06/04/24	EUR	196	219,822
Race Point VIII CLO Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
2.061%(c)	02/20/25		500	499,129
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.200%(c)	04/15/26		7,750	7,789,097
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.275%(c)	10/25/26		500	500,721
Shackleton 2014-V CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.288%(c)	05/07/26		3,750	3,763,531
Shackleton 2014-VI CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1, 144A
2.159%(c)	07/17/26		7,250	7,256,528
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.175%(c)	07/20/28		2,500	2,512,351

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO XII Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A
2.138%(c)	10/20/28		4,750	$4,777,550
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
1.057%(c)	05/15/19		88	88,063
TIAA CLO I Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.386%(c)	07/20/28		3,500	3,507,894
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.196%(c)	07/20/27		4,500	4,502,642
TRINITAS CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A
2.429%(c)	04/18/28		5,250	5,272,382
Trinitas CLO I Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A
2.434%(c)	10/25/28		4,250	4,251,687
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.800%(c)	07/15/25		2,750	2,735,922
Vibrant CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A1, 144A
2.326%(c)	04/20/26		13,250	13,313,860
Vibrant CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 144A
2.278%(c)	07/20/28		4,250	4,254,066
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 144A
1.865%(c)	04/25/25		500	498,107
Series 2014-4A, Class A1, 144A
2.173%(c)	10/14/26		3,300	3,307,055
Wood Street CLO 1 BV (Netherlands),
Series I, Class A
0.107%(c)	11/22/21	EUR	72	80,640

				179,505,848

Non-Residential Mortgage-Backed Securities — 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A, Class A, 144A
2.990%	06/20/22		2,300	2,356,819
Bayview Opportunity Master Fund IIIa Trust,
Series 2016-RN3, Class A1, 144A
3.598%(c)	09/28/31		1,100	1,100,000
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22		3,200	3,265,685
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A
4.580%	09/15/21		1,600	1,611,894
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24		2,895	2,901,739
Series 2015-1A, Class A, 144A
3.190%	03/18/26		1,000	1,010,186
Series 2015-2A, Class A, 144A
2.570%	07/18/25		3,600	3,612,762
Series 2015-2A, Class C, 144A
4.320%	07/18/25		1,000	996,171

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2016-2A, Class A, 144A
4.100%	03/18/28	3,600	$3,705,326
SLM Student Loan Trust,
Series 2007-3, Class A3
0.755%(c)	04/25/19	416	414,756
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A^
3.050%	04/25/29	4,100	4,131,529
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	6,575	6,657,139

			31,764,006

Residential Mortgage-Backed Securities — 1.4%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2
1.200%(c)	07/25/35	7,400	6,812,319
Series 2006-R1, Class M1
0.915%(c)	03/25/36	2,900	2,611,429
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1
1.224%(c)	06/25/34	73	69,263
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1
1.335%(c)	06/25/34	2,005	1,898,102
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1
1.500%(c)	12/25/34	3,380	3,218,431
Series 2005-HE5, Class M2
1.560%(c)	06/25/35	6,470	6,317,698
Series 2006-HE1, Class 1M1
0.934%(c)	12/25/35	876	859,179
Series 2007-AQ1, Class A1
0.634%(c)	04/25/31	256	262,080
Series 2007-HE3, Class 1A2
0.724%(c)	04/25/37	970	995,261
Bear Stearns Asset-Backed Securities Trust,
Series 2005-1, Class M2
2.624%(c)	03/25/35	1,777	1,721,897
Citigroup Mortgage Loan Trust,
Series 2007-AHL1, Class A2C
0.734%(c)	12/25/36	2,900	2,163,972
Series 2011-12, Class 3A2, 144A
3.026%(c)	09/25/47	1,046	940,924
Citigroup Mortgage Loan Trust, Inc.,
Series 2011-12, Class 3A2
0.904%(c)	12/25/33	489	479,995
Countrywide Asset-Backed Certificates,
Series 2004-ECC1, Class M2
1.574%(c)	09/25/34	1,090	1,036,153
Series 2005-14, Class 3A3
0.875%(c)	04/25/36	670	660,919
Series 2005-17, Class 2AV
0.764%(c)	05/25/36	5,850	5,635,068
Series 2005-17, Class MV1
0.984%(c)	05/25/36	2,600	2,238,045
Series 2006-4, Class 2A2
0.704%(c)	07/25/36	11	11,461
Series 2006-26, Class 1A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
0.664%(c)	06/25/37	3,287	$2,712,075
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.584%(c)	11/25/36	24	14,978
Series 2007-CB6, Class A1, 144A
0.644%(c)	07/25/37	53	32,750
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%(c)	12/25/36	51	25,042
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2
0.714%(c)	05/25/36	2,413	1,668,897
First NLC Trust,
Series 2005-4, Class A4
0.914%(c)	02/25/36	800	709,803
Series 2007-1, Class A1, 144A
0.594%(c)	08/25/37	185	104,200
GSAMP Trust,
Series 2003-FM1, Class M1
1.762%(c)	03/20/33	2,393	2,329,365
Series 2007-NC1, Class A2C
0.674%(c)	12/25/46	2,832	1,679,132
Series 2005-WMC1, Class M1
1.259%(c)	09/25/35	266	238,664
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2
0.684%(c)	07/25/37	5,201	3,243,234
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.634%(c)	08/25/36	117	75,955
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class MV6
1.074%(c)	11/25/36	7,700	5,979,252
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3
1.304%(c)	08/25/35	2,000	1,397,097
Series 2006-11, Class 1A
0.684%(c)	12/25/36	7,646	4,747,096
Mastr Asset-Backed Securities Trust,
Series 2005-WF1, Class M2
0.954%(c)	06/25/35	1,100	1,081,596
Series 2006-NC2, Class A3
0.634%(c)	08/25/36	4,346	2,235,379
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M5
0.914%(c)	08/25/36	4,200	3,736,530
Series 2006-RM4, Class A2A
0.604%(c)	09/25/37	4	1,520
Series 2007-HE2, Class A2A
0.644%(c)	02/25/37	12	5,759
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1
1.425%(c)	05/25/34	1,911	1,832,963
Series 2006-WMC2, Class A2FP
0.574%(c)	07/25/36	75	34,056
Series 2007-HE6, Class A1
0.584%(c)	05/25/37	40	25,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.574%(c)	11/25/36	1	$511
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-WF1, Class M2
0.814%(c)	03/25/36	700	579,086
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2
0.994%(c)	01/25/36	400	363,510
Option One Mortgage Loan Trust,
Series 2004-3, Class M2
1.379%(c)	11/25/34	1,035	936,912
Series 2005-4, Class M1
0.965%(c)	11/25/35	2,000	1,962,042
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3
1.559%(c)	02/25/35	5,400	5,338,125
Series 2005-WCW2, Class M1
1.025%(c)	07/25/35	2,546	2,522,863
Series 2005-WHQ4, Class M1
0.994%(c)	09/25/35	1,700	1,614,464
RAMP Trust,
Series 2005-EFC4, Class M3
1.005%(c)	09/25/35	6,600	6,268,438
RASC Trust,
Series 2006-KS3, Class M1
0.854%(c)	04/25/36	400	329,958
Series 2002-KS4, Class AIIB
1.024%(c)	07/25/32	15	13,742
Series 2005-AHL1, Class M1
0.974%(c)	09/25/35	488	473,506
Series 2005-KS10, Class M2
0.964%(c)	11/25/35	2,000	1,767,503
Saxon Asset Securities Trust,
Series 2005-1, Class M2
1.244%(c)	05/25/35	500	374,033
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.654%(c)	05/25/37	257	199,222
Series 2007-HE1, Class A2A
0.584%(c)	12/25/36	69	22,800
Series 2007-NC1, Class A2A
0.574%(c)	12/25/36	2	1,107
Soundview Home Loan Trust,
Series 2006-3, Class A4
0.774%(c)	11/25/36	4,000	2,806,237
Series 2006-NLC1, Class A1, 144A
0.584%(c)	11/25/36	27	11,323
Series 2006-OPT2, Class A3
0.704%(c)	05/25/36	1,414	1,352,148
Structured Asset Investment Loan Trust,
Series 2003-BC11, Class A3
1.474%(c)	10/25/33	1,598	1,538,110
Series 2005-4, Class M3
1.245%(c)	05/25/35	2,500	2,346,208
Series 2005-6, Class M3
1.334%(c)	07/25/35	3,000	2,297,783

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Vericrest Opportunity Loan Trust,
Series 2016-NPL3, Class A1, 144A
4.250%(c)	03/26/46	1,231	$1,246,008
VOLT XLIV LLC,
Series 2016-NPL4, Class A1, 144A
4.250%(c)	04/25/46	1,798	1,815,964
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%(c)	02/25/55	2,490	2,489,790
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%(c)	07/25/45	3,702	3,712,351
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1
1.185%(c)	10/25/35	5,661	5,395,268
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.584%(c)	10/25/36	85	45,925
Series 2007-HE2, Class 2A3
0.774%(c)	04/25/37	5,091	2,465,509

			122,133,831

TOTAL ASSET-BACKED SECURITIES (cost $329,830,090)			333,830,652

BANK LOANS(c) — 0.3%
Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	1,569	1,571,214

Chemicals
Macdermid, Inc.,
Term Loan
5.500%	06/07/20	965	967,836

Commercial Services
Pharmaceutical Product Development, Inc.,
Term Loan
4.250%	08/18/22	499	500,109

Consumer Services
Bombardier Recreation Products, Inc.,
Term Loan
3.854%	06/30/23	600	600,375

Diversified Financial Services
Alixpartners LLP,
Term Loan
4.500%	07/28/22	746	746,542

Energy Equipment & Services
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	04/28/16	500	501,041

Lodging
Las Vegas Sands LLC,
Term Loan B
3.250%	12/19/20	600	603,000

Media
SBA SNR Finance II LLC,
Term Loan
3.340%	03/24/21	497	497,870

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Oil & Gas
Motor Fuel Group Ltd. (United Kingdom),
Term Loan
5.750%	07/15/22	GBP	850	$1,090,704

Pharmaceuticals — 0.1%
RPI Finance Trust,
Term Loan B4
3.588%	11/09/20		746	748,734
Valeant Pharmaceuticals International, Inc.,
Term Loan
5.500%	04/01/22		948	950,116
Tranche Term Loan B
5.250%	08/05/20		3,395	3,392,522

				5,091,372

Retail — 0.1%
Action Nederland BV (United Kingdom),
Term Loan(g)
4.500%	02/25/22	EUR	1,000	1,138,646
Altertsons LLC,
Term Loan
4.500%	08/25/21		941	946,493
Euro Garages (United Kingdom),
Term Loan
5.961%	01/30/23	GBP	1,000	1,287,772
Rite Aid Corp.,
Term Loan
4.875%	06/21/21		1,375	1,377,063

				4,749,974

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Loan B3
3.768%	02/01/23		1,173	1,186,870
NXP BV,
Term Loan
3.357%	12/07/20		387	388,141

				1,575,011

Technology — 0.1%
Dell International LLC,
Term Loan
2.854%	12/31/18		2,200	2,185,071
4.000%	09/07/23		800	804,334
Transunion LLC,
Term Loan B2
3.588%	04/09/21		746	748,045

				3,737,450

Technology Hardware, Storage & Peripherals
Western Digital Corp.,
Term Loan B
4.596%	04/29/23		698	705,669
Term Loan B1
4.000%	04/28/23	EUR	823	934,274

				1,639,943

Telecommunications
LTS Buyer LLC,
Term Loan
4.102%	04/13/20		1,141	1,138,586

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Transportation
XPO Logistics, Inc.,
Term Loan
4.250%	11/01/21	948	$951,652

TOTAL BANK LOANS (cost $25,970,094)			25,962,679

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
Assurant Commercial Mortgage Trust,
Series 2016-1A, Class B, 144A
4.462%	05/15/49	4,200	4,264,886
Banc of America Re-REMIC Trust,
Series 2009-UB1, Class A4A, 144A
5.723%(c)	06/24/50	76	76,741
Series 2010-UB5, Class A4A, 144A
5.679%(c)	02/17/51	1,333	1,344,806
Barclays Commercial Mortgage Securities,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36	1,170	1,204,806
Series 2016-ETC, Class B, 144A
3.189%	08/14/36	510	522,531
Series 2016-ETC, Class C, 144A
3.391%	08/14/36	430	440,240
Series 2016-ETC, Class D, 144A
3.610%(c)	08/14/36	1,610	1,610,884
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.290%(c)	02/10/48	76,865	1,642,874
Series 2016-C1, Class A4
3.209%	05/10/49	2,900	3,054,079
Series 2016-GC37, Class A4
3.314%	04/10/49	10,000	10,615,161
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	4	3,732
Commercial Mortgage Pass-Through Certificates,
Series 2013-LC13, Class XA, IO
1.370%(c)	08/10/46	42,989	2,259,857
Series 2015-DC1, Class XA, IO
1.176%(c)	02/10/48	61,047	4,012,620
Commercial Mortgage Trust,
Series 2010-RR1, Class GEA, 144A
5.543%(c)	12/11/49	168	169,093
Series 2014-UBS4, Class A5
3.694%	08/10/47	6,005	6,491,581
Series 2015-CR26, Class A4
3.630%	10/10/48	1,700	1,840,044
Series 2015-PC1, Class A5
3.902%	07/10/50	4,580	5,036,018
Series 2016-DC2, Class A5
3.765%	02/10/49	4,400	4,821,142
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	23	23,222
Series 2010-UD1, Class A, 144A^
5.924%(c)	12/16/49	536	539,593
CSMC Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,720	2,932,945

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49		4,000	$4,040,741
Eleven Madison Trust,
Series 2015-11MD, Class A, 144A
3.673%(c)	09/10/35		3,600	3,897,090
GS Mortgage Securities Corp. II Trust,
Series 2012-GCJ9, Class XA, IO
2.292%(c)	11/10/45		3,287	275,085
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.764%(c)	10/25/18	GBP	138	177,156
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47		31	30,890
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,300	1,388,597
Series 2015-JP1, Class A5
3.914%	01/15/49		5,200	5,769,010
Series 2016-JP2, Class A3
2.559%	08/15/49		2,800	2,814,986
JPMorgan Commercial Mortgage-Backed Securities Trust,
Series 2010-RR1, Class JPA, 144A
5.940%(c)	06/18/49		183	183,836
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50		10,000	10,785,690
Morgan Stanley Capital I Trust,
Series 2007-IQ15, Class A4
6.103%(c)	06/11/49		27	28,171
Series 2007-IQ16, Class A4
5.809%	12/12/49		1,104	1,135,330
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.296%(c)	12/16/49		108	109,500
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		3,200	3,343,362
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		700	753,702
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class A4
5.308%	11/15/48		191	190,805
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,647	1,692,783
Series 2016-C35, Class A3
2.674%	07/15/48		4,500	4,541,613

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $91,419,495)				94,065,202

CORPORATE BONDS — 11.1%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
1.125%	12/15/21	EUR	600	705,616

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		1,966	$2,137,830
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		1,160	1,188,720
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		494	522,180
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		277	316,416
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18		1,500	1,567,500
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		2,782	3,005,010
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates
4.200%	08/15/29		4,256	4,075,182
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates
4.500%	08/15/25		7,608	7,322,777
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		4,799	4,582,891
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18		101	101,011
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,455	1,487,883

				26,307,400

Apparel
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	639,470

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		560	580,160
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23		1,510	1,520,744
3.219%	01/09/22		5,050	5,181,916
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		640	682,782
Sr. Unsec’d. Notes, MTN
2.241%(c)	01/08/19		5,400	5,490,126
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	24,064
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17		3,700	3,747,253
3.150%	01/15/20		4,610	4,697,419
3.450%	04/10/22		3,125	3,169,709

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
3.500%	07/10/19		2,500	$2,575,498
3.700%	05/09/23		1,605	1,632,378
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
2.150%	02/26/20		1,440	1,453,617
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	12/15/18		1,500	1,548,750
4.250%	11/15/19		250	260,625

				32,565,041

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR	701	786,488
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		2,315	2,448,113
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		650	668,687
5.125%	11/15/23		525	547,313
IHO Verwaltungs GmbH (Germany),
Sec’d. Notes, PIK, 144A
3.250%	09/15/23	EUR	1,000	1,119,469
3.750%	09/15/26	EUR	975	1,089,894
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		2,500	2,706,250
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21		780	785,850

				10,152,064

Banks — 3.2%
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	2,800	3,340,307
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	1,800	1,827,419
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17		800	805,760
Bank of America Corp.,
Jr. Sub. Notes
6.300%(c)	12/29/49		795	863,569
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17		7,000	7,303,310
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		2,200	2,370,746
4.125%	01/22/24		1,100	1,192,946
5.000%	05/13/21		5,085	5,684,471
6.875%	04/25/18		1,400	1,510,401
Sub. Notes, EMTN
0.400%(c)	05/23/17	EUR	600	673,879
Sub. Notes, MTN
4.000%	01/22/25		4,750	4,922,833
4.450%	03/03/26		4,090	4,389,417

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		3,500	$3,520,237
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/29/49		1,205	1,186,925
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.917%(c)	08/10/21		4,000	4,083,892
3.200%	08/10/21		1,835	1,844,648
4.375%	01/12/26		1,285	1,329,511
BPCE SA (France),
Gtd. Notes, MTN
2.500%	07/15/19		200	204,132
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25(a)		4,905	5,000,034
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49		2,395	2,438,517
6.125%(c)	12/29/49		1,020	1,060,800
6.250%(c)	12/29/49		410	441,263
8.400%(c)	04/29/49		2,400	2,634,000
Sr. Unsec’d. Notes
2.255%(c)	09/01/23		1,500	1,507,179
2.700%	03/30/21		1,800	1,839,065
3.700%	01/12/26		3,025	3,192,667
Sr. Unsec’d. Notes, MTN
1.277%(c)	05/01/17		7,500	7,504,493
Sub. Notes
4.300%	11/20/26		700	734,152
4.450%	09/29/27		3,850	4,028,921
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		1,470	1,471,122
1.750%	01/29/18		2,250	2,250,358
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		500	501,820
3.800%	09/15/22		3,675	3,754,317
Gtd. Notes, 144A
2.969%(c)	04/16/21		3,100	3,207,927
3.450%	04/16/21		2,500	2,550,887
3.800%	06/09/23		1,650	1,671,912
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
2.246%	07/16/19		1,100	1,118,179
Depfa ACS Bank (Ireland),
Covered Bonds, EMTN
3.875%	11/14/16	EUR	100	112,836
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18		1,175	1,140,612
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		160	156,512
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	01/29/20		7,400	7,446,605
2.250%	01/30/19		1,300	1,319,325

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		390	$392,277
4.200%	08/08/23		2,000	2,152,426
Erste Europaische Pfandbrief und Kommunalkreditbank AG in Luxemburg SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR	5,100	6,114,007
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/29/49		440	451,000
5.375%(c)	12/29/49		1,850	1,859,200
Sr. Unsec’d. Notes
2.050%(c)	09/15/20		2,400	2,413,579
3.500%	01/23/25(h)		9,495	9,819,577
3.750%	02/25/26		235	246,757
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%(c)	03/29/49	GBP	200	276,683
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.625%	12/05/22		900	931,405
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
5.017%	06/26/24		2,100	1,916,389
Itau Corp. Banca (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18		2,700	2,733,655
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49		2,750	2,787,813
Sr. Unsec’d. Notes
2.322%(c)	03/01/21		9,000	9,223,119
2.950%	10/01/26		1,430	1,433,742
3.125%	01/23/25		5,740	5,866,820
3.200%	01/25/23		2,265	2,361,811
3.900%	07/15/25		2,500	2,695,795
Sub. Notes
3.875%	09/10/24		1,250	1,315,967
4.250%	10/01/27		1,175	1,260,705
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		900	938,627
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.250%	03/16/20		2,580	2,619,394
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
1.702%(c)	01/22/19		1,000	1,004,630
1.750%	05/14/18		1,500	1,504,433
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		5,700	7,809,000
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,358,351
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.722%(c)	03/01/21		1,000	1,036,294

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes
5.550%(c)	12/29/49(a)		1,535	$1,567,619
Sr. Unsec’d. Notes
4.300%	01/27/45		3,070	3,286,235
Sr. Unsec’d. Notes, GMTN
6.625%	04/01/18		1,800	1,928,664
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		885	890,291
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,548,023
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,832,323
National Bank of Greece SA (Greece),
Covered Bonds
3.875%	10/07/16	EUR	900	1,010,090
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,426,866
Novo Banco SA (Portugal),
Sr. Unsec’d. Notes, EMTN
5.000%	04/04/19	EUR	2,585	1,974,597
5.000%	04/23/19	EUR	700	534,706
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/17	DKK	7,000	1,062,215
1.000%	07/01/17	DKK	20,900	3,182,663
1.000%	10/01/17	DKK	102,500	15,696,902
2.000%	04/01/17	DKK	3,800	579,870
2.000%	07/01/17	DKK	15,000	2,301,718
2.000%	10/01/17	DKK	47,700	7,359,549
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
3.250%	06/01/25		2,335	2,458,220
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	01/01/17	DKK	16,350	2,474,450
1.000%	04/01/17	DKK	35,700	5,420,530
2.000%	01/01/17	DKK	6,850	1,039,012
2.000%	04/01/17	DKK	53,900	8,223,973
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	400	487,614
Sub. Notes, EMTN, RegS
9.500%(c)	03/16/22		2,800	2,884,975
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18		1,575	1,575,194
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.275%(c)	11/24/17		100	100,885
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	2,015,170
2.875%	08/05/21		2,300	2,299,064
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20		2,500	2,523,007

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19		1,900	$1,918,858
Covered Bonds, MTN
4.250%	10/10/17	AUD	3,800	2,963,107
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49		1,280	1,347,200
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	2,061,632
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		1,400	1,428,882
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
2.337%(c)	02/01/22		2,900	2,939,005
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		5,500	5,748,050
Sr. Unsec’d. Notes, MTN
3.000%	02/19/25(h)		2,400	2,437,205
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		2,200	2,221,254

				282,410,980

Beverages
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,115	2,431,770
4.900%	02/01/46		565	672,226

				3,103,996

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes, 144A
4.663%	06/15/51		2,381	2,544,806
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	997,086

				3,541,892

Building Materials — 0.1%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		1,975	2,165,094
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.750%	04/16/26		3,000	3,328,500
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(original cost $2,296,500; purchased 02/09/15-02/11/15)(f)(g)
5.375%	11/15/24		2,200	2,266,000
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		600	622,500

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20		2,100	$2,189,250

				10,571,344

Chemicals — 0.3%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	172,036
5.250%	01/15/45		1,220	1,356,796
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23		1,605	1,885,875
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,214,410
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,619,422
4.625%	10/01/44		1,050	1,112,516
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	2,820,804
3.800%	03/15/25		1,770	1,873,610
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	753,846
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.000%	05/01/23	EUR	4,100	4,612,206
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	594,369
5.750%	04/15/24		2,270	2,707,468
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18		2,745	2,911,481
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		1,400	1,526,118

				25,160,957

Commercial Services — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		2,670	2,746,781
ERAC USA Finance LLC,
Gtd. Notes, 144A(original cost $617,800; purchased 2/10/15)(f)(g)
4.500%	02/15/45		625	665,915
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/15/17		5,900	5,926,332
Service Corp. International,
Sr. Unsec’d. Notes
7.625%	10/01/18		1,000	1,113,750
United Rentals North America, Inc.,
Gtd. Notes
5.875%	09/15/26		225	231,750

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
7.625%	04/15/22		3,750	$3,993,750

				14,678,278

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		855	879,342
4.420%	06/15/21		725	757,712
5.450%	06/15/23		2,500	2,678,643
6.020%	06/15/26		500	548,151
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17		3,125	3,150,031
2.850%	10/05/18		585	596,046
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		1,625	1,669,647

				10,279,572

Distribution/Wholesale
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR	1,250	1,495,467

Diversified Financial Services — 0.7%
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17		2,600	2,604,875
5.500%	02/15/17		2,400	2,430,000
Sr. Unsec’d. Notes
3.600%	05/21/18		7,000	7,105,000
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24	GBP	375	469,768
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/17	DKK	2,200	339,498
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18		6,416	6,688,680
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		2,700	2,858,625
6.625%	04/01/18		1,000	1,061,250
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		775	816,011
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		1,234	1,291,066
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		600	616,253
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,492,000
Sr. Unsec’d. Notes
5.875%	04/01/19		100	107,125
6.250%	05/15/19		200	216,750

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Leaseplan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18		2,100	$2,103,133
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(d)(g)
2.851%	12/23/24		200	15,100
2.907%	11/16/24		400	30,400
5.625%	01/24/13		1,700	128,350
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		700	710,500
6.000%	01/25/17		400	404,000
8.450%	06/15/18		750	806,250
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/17	DKK	56,500	8,595,640
2.000%	10/01/17	DKK	24,000	3,698,677
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19		400	420,500
7.250%	12/15/21		1,510	1,587,388
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
9.250%	07/06/24		3,527	3,218,194
9.750%	01/06/27		2,328	2,100,834
Sr. Sec’d. Notes, RegS
9.250%	07/06/24(a)		1,346	1,227,995
Synchrony Financial,
Sr. Unsec’d. Notes
2.192%(c)	11/09/17		200	201,434
2.700%	02/03/20		5,050	5,113,292

				60,458,588

Electric — 0.4%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18		3,000	3,018,000
AES Corp.,
Sr. Unsec’d. Notes, 144A, MTN
7.375%	07/01/21		2,325	2,667,937
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	01/15/23		1,818	1,920,263
Sr. Unsec’d. Notes
5.500%	02/01/24		1,300	1,283,750
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	490,515
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	1,068,120
Consumers Energy Co.,
First Mortgage
3.250%	08/15/46		1,510	1,485,743
ContourGlobal Power Holdings SA (France),
Sr. Sec’d. Notes, 144A(original cost $1,300,000; purchased 06/10/16)(f)(g)
5.125%	06/15/21	EUR	1,300	1,518,631

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,310	$2,474,019
Sr. Unsec’d. Notes
2.850%	08/15/26	405	402,829
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	1,385	1,359,055
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	2,700	2,767,500
7.375%	11/01/22	700	691,250
7.625%	11/01/24(a)	1,700	1,669,400
Emera US Finance LP (Canada),
Gtd. Notes, 144A
3.550%	06/15/26	785	813,574
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20	950	1,054,221
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	1,700	1,822,296
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25	780	812,225
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	795	819,395
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25	2,500	2,369,250
NRG Energy, Inc.,
Gtd. Notes
7.875%	05/15/21	2,880	3,009,600
Gtd. Notes, 144A
7.250%	05/15/26	425	432,437
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	250	293,387
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25	500	519,557
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43	910	1,106,471
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	865	890,029
Red Oak Power LLC,
Sr. Sec’d. Notes
8.540%	11/30/19	603	603,322

			37,362,776

Electronics
Fortive Corp.,
Gtd. Notes, 144A
3.150%	06/15/26	650	668,464

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electronics (cont’d.)
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20	EUR	900	$1,031,280

				1,699,744

Entertainment — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25		1,500	1,515,000
Carmike Cinemas, Inc.,
Sec’d. Notes, 144A
6.000%	06/15/23		1,300	1,352,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		2,135	2,252,425
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		3,000	3,015,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		2,000	2,155,000
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	05/01/24		2,300	2,311,500

				12,600,925

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		2,500	2,506,250

Foods — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25		500	498,750
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		2,000	2,060,000
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22		2,000	2,087,500
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		1,800	1,867,500
JBS Investments GmbH (Brazil),
Gtd. Notes, 144A
7.750%	10/28/20		1,800	1,885,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(original cost $3,159,188; purchased 01/18/15 - 05/20/15)(f)(g)
5.750%	06/15/25		2,050	2,014,125
8.250%	02/01/20		1,050	1,082,813
JM Smucker Co. (The),
Gtd. Notes
3.000%	03/15/22		1,055	1,104,920
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		1,285	1,295,252
4.375%	06/01/46		375	396,760
5.000%	07/15/35		700	808,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	1,500	$1,584,375
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	190	223,781
WM Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19	2,229	2,306,190

			19,215,843

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(original cost $1,847,864; purchased 2/11/15)(f)(g)
3.600%	03/01/25	1,820	1,938,671
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47	550	556,197
4.800%	06/15/44	1,410	1,488,287

			3,983,155

Gas
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24	700	742,000
5.875%	08/20/26	700	742,000
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A(original cost $886,845; purchased 6/16/15)(f)(g)
6.375%	03/30/38	863	884,687
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	945	962,823

			3,331,510

Health Care Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
1.491%(c)	12/08/17	500	501,185
2.400%	06/15/21	300	303,474
3.200%	06/15/26	1,690	1,718,265
3.500%	11/15/24	1,000	1,056,618
6.750%	12/15/37	1,410	1,953,868
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19	2,600	2,919,517
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,425	1,471,313
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	1,700	1,462,000
8.000%	11/15/19(a)	3,200	3,136,000
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25	2,400	2,474,513

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Health Care Services (cont’d.)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	5,000	$5,425,000
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26	375	399,844
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23	300	299,250
5.750%	11/01/24	1,600	1,656,992
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20	270	275,102
3.200%	02/01/22	1,225	1,275,759
4.625%	11/15/20	550	604,631
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	2,000	2,085,000
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,075	1,130,094
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45	350	380,942
4.763%	08/01/16	675	729,589
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20	1,040	1,052,347
3.450%	06/01/26	285	296,971
3.500%	03/30/25	1,650	1,727,557
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
3.350%	09/30/24	1,040	1,124,294
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21(a)	2,400	2,361,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20	500	528,750
6.250%	11/01/18	1,000	1,067,500
Sr. Unsec’d. Notes
5.500%	03/01/19	1,500	1,473,750
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,670	1,939,321

			42,830,446

Healthcare-Products — 0.1%
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26	1,580	1,561,754
Becton Dickinson And Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	1,400	1,596,675
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	2,360	2,772,972

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		1,300	$1,328,378

				7,259,779

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,552,500
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18		3,000	3,285,000
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200	2,304,500
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500	1,575,000
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		2,000	2,060,000
8.500%	11/15/20		1,000	1,045,000

				11,822,000

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26		650	669,500

Household Products/Wares
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	1,427,602

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19		2,050	2,104,643
3.850%	04/01/23		1,500	1,596,699
4.200%	04/01/26		145	157,921
5.500%	04/01/46		310	376,062

				4,235,325

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		4,855	5,136,313
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18		400	421,998
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	724,102
Chubb INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25		840	887,668
HUB International Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		400	408,000
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780	1,854,148

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	1,635	$1,961,720
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	3,360	3,475,292
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23	905	1,002,903
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	980	1,268,239
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.700%	01/26/45	1,160	1,210,795
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,530	1,720,811
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A(original cost $580,539; purchased 2/12/15)(f)(g)
2.950%	11/01/19	570	587,322
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	08/25/45	750	863,254

			21,522,565

Internet — 0.1%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	6,000	6,283,698
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18	3,900	4,002,133

			10,285,831

Iron/Steel
Bao-trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18	900	924,419
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	575	600,703

			1,525,122

Leisure Time
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A(original cost $1,314,225; purchased 2/11/15)(f)(g)
8.500%	10/15/22	1,180	1,209,500

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	1,500	1,623,750
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25	1,700	1,768,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/26	1,400	$1,552,663
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	2,500	2,571,067
3.125%	06/15/26	2,720	2,749,134
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24	3,500	3,796,450
MGM Resorts International,
Gtd. Notes
8.625%	02/01/19	3,150	3,551,625
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21	2,500	2,525,000

			20,137,689

Media — 0.6%
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	4,400	4,697,000
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26	1,600	1,644,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	1,000	1,057,500
8.625%	09/15/17	1,875	1,964,063
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	2,425	2,531,094
5.375%	05/01/25	1,500	1,573,125
5.875%	04/01/24(a)	800	853,520
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	1,600	1,648,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	7,700	8,308,777
6.384%	10/23/35	790	930,446
6.484%	10/23/45	955	1,154,902
6.834%	10/23/55	250	300,562
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	1,800	2,016,000
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	500	476,880
6.125%	01/31/46	470	514,348
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,450	1,497,125
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A(g)
6.250%	05/06/18	1,000	1,063,409

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		3,500	$3,577,665
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26		2,100	2,124,979
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, RegS
4.000%	01/15/25	EUR	1,000	1,154,248
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(original cost of restricted portion $937,719; purchased 4/13/15)(f)(g)
5.125%	02/15/25		925	930,781
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		1,500	1,518,750
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	GBP	2,700	3,626,445
Sr. Sec’d. Notes, RegS
5.500%	01/15/25	GBP	1,440	1,922,439

				47,086,058

Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(c)	10/19/75		1,620	1,834,650
Compass Minerals International, Inc.,
Gtd. Notes, 144A
4.875%	07/15/24		1,000	945,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25(a)		13,500	14,236,169
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20		1,000	1,027,500
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		1,350	1,343,018
6.750%	04/16/40		500	544,917

				19,931,254

Miscellaneous Manufacturing
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	1,494,594

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,200	1,239,000
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,385	1,371,201

				2,610,201

Oil & Gas — 0.7%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		1,200	1,485,594

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		885	$1,012,193
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		625	648,244
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		3,500	3,566,525
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	504,495
7.950%	04/15/32		1,700	2,082,826
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		1,100	1,145,045
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,610	1,699,010
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		445	455,303
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,532,721
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		1,000	987,290
5.250%	11/15/43		750	763,427
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	06/30/22		4,800	1,464,000
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.625%	10/01/23		1,045	193,340
6.750%	10/01/23		856	158,268
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24		2,500	2,706,250
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23		4,200	4,405,153
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.737%(c)	03/17/20		700	684,250
4.875%	03/17/20		200	200,500
5.375%	01/27/21		2,400	2,373,600
6.250%	03/17/24		3,000	2,917,500
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		2,500	2,424,500
6.000%	03/05/20		4,000	4,320,000
8.000%	05/03/19		10,000	11,265,000
Gtd. Notes, EMTN
1.875%	04/21/22	EUR	5,000	5,395,387
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, RegS
4.125%	01/28/25		5,000	5,203,430

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,800	$1,850,490
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45		230	227,017

				61,671,358

Packaging & Containers
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		800	804,000
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	825	1,033,347
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		450	483,750
6.375%	08/15/25		350	385,437

				2,706,534

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.800%	05/14/18		100	100,409
3.200%	05/14/26		430	435,312
3.600%	05/14/25		970	1,013,905
4.500%	05/14/35		1,625	1,731,789
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,800	1,905,037
4.550%	03/15/35		1,970	2,092,530
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		470	496,779
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		1,550	1,410,500
6.500%	02/01/25		500	441,875
Mylan NV,
Gtd. Notes, 144A
3.150%	06/15/21		1,100	1,120,651
3.950%	06/15/26		1,690	1,702,737
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,500	2,498,718
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26		490	492,267
4.100%	10/01/46		155	154,265
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21		2,200	2,068,000
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25		325	279,906

				17,944,680

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines — 0.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	$1,541,658
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20	686	703,150
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	2,123,050
6.500%	01/31/19	3,480	3,860,089
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21	1,600	1,652,075
3.500%	09/01/23	900	901,401
4.300%	05/01/24	1,200	1,240,988
Kinder Morgan, Inc.,
Gtd. Notes
7.250%	06/01/18	100	107,977
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,883,556
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.000%	03/15/27	3,800	3,895,000
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	700	740,413
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	2,799	2,761,135
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	675	674,877
4.300%	03/04/24	2,275	2,326,520

			24,411,889

Real Estate
Global Logistic Properties Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.875%	06/04/25	1,800	1,874,392

Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21	1,700	1,864,098
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	1,300	1,506,154
6.375%	04/15/21	2,325	2,719,943
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21	1,750	1,937,388
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	605	608,592
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN
1.449%(c)	04/16/19	1,500	1,491,462

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		2,000	$2,101,108

				12,228,745

Retail — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		2,575	2,723,063
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,125	2,200,854
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	937,822
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		1,740	1,791,521
5.125%	07/20/45		510	624,059
5.300%	12/05/43		500	619,979
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	07/15/17		1,680	1,717,928
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		800	861,000
Dufry Finance SCA (Switzerland),
Gtd. Notes, 144A
4.500%	08/01/23	EUR	575	678,710
5.500%	10/15/20		2,000	2,050,000
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		3,000	3,348,750
Landry’s, Inc.,
Gtd. Notes, 144A(original cost $2,135,000; purchased 11/13/15)(f)(g)
9.375%	05/01/20		2,000	2,097,700
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/26		1,275	1,279,644
Macy’s Retail Holdings, Inc.,
Gtd. Notes
7.450%	07/15/17		1,500	1,569,799
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
6.300%	10/15/37		220	290,898
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		2,500	2,606,250
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset Backed
6.542%	03/30/21	GBP	1,050	1,463,289

				26,861,266

Semiconductors — 0.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/26		3,000	2,872,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22			1,000	$1,047,500
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25			1,425	1,457,063

					5,377,063

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26			2,760	2,732,891
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23			3,075	3,251,813
Sr. Sec’d. Notes, 144A
6.750%	11/01/20			1,050	1,086,750
Infor US, Inc.,
Sr. Sec’d. Notes, 144A(original cost $2,005,000; purchased 02/03/16)(f)(g)
5.750%	08/15/20			2,000	2,100,000
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56			1,535	1,555,145
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24		EUR	1,150	1,319,311
5.000%	10/15/26			200	208,000

					12,253,910

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25			5,510	5,661,018
4.500%	05/15/35			425	446,543
4.750%	05/15/46			570	596,479
4.800%	06/15/44			905	949,997
Bharti Airtel International Netherlands BV (India),
Gtd. Notes, 144A
5.125%	03/11/23			400	434,818
5.350%	05/20/24			655	716,780
Gtd. Notes, RegS
3.375%	05/20/21		EUR	500	611,245
5.125%	03/11/23			220	239,150
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A(original cost $2,113,125; purchased 01/28/15)(f)(g)
14.750%	12/01/16			1,750	1,782,813
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23			900	794,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20			1,800	1,395,000
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
9.125%	03/01/17	(a)		2,200	2,249,500

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes, RegS
4.625%	04/03/18		1,000	$1,012,500
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	800	1,150,228
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17		1,400	1,400,000
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
3.125%	04/07/25		1,150	1,205,251
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	1,770,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	104,635
4.125%	08/15/46		410	410,113
4.862%	08/21/46		3,345	3,746,611
5.012%	08/21/54		2,375	2,622,570

				29,299,501

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46		825	881,925
4.700%	09/01/45		1,430	1,681,267
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
4.028%	03/17/17	EUR	900	988,272
5.014%	12/27/17	EUR	1,000	1,074,209
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	8,464,500
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.650%	03/02/20		870	887,623

				13,977,796

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(original cost $2,530,736;purchased 2/5/15)(f)(g)
3.050%	01/09/20		2,490	2,560,315

TOTAL CORPORATE BONDS (cost $954,773,874)				967,985,783

FOREIGN GOVERNMENT BONDS — 4.0%
Argentina Bonos (Argentina),
Bonds
7.000%	04/17/17		920	938,601
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21		1,130	1,230,005
7.500%	04/22/26		2,400	2,707,200
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	3,400	4,064,573

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	07/04/44	EUR	7,350	$12,771,293
4.250%	07/04/39	EUR	11,700	24,531,766
4.750%	07/04/40	EUR	4,200	9,473,079
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	3,500	4,283,371
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	405,937
11.750%	02/25/20		250	326,875
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	1,018,643
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY	150,000	1,591,373
Gov’t. Gtd. Notes, 144A
1.625%	09/01/21		5,000	4,990,564
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		680	761,600
7.450%	04/30/44		200	237,500
7.500%	05/06/21		750	840,000
Sr. Unsec’d. Notes, RegS
7.500%	05/06/21		1,060	1,187,200
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	3,316,500
European Bank For Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	391,667
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,876,336
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,769,577
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.625%	12/30/20		2,500	2,586,820
4.000%	01/29/21		300	327,432
5.000%	04/11/22		2,600	3,030,032
Sr. Unsec’d. Notes, EMTN
6.460%	02/27/17	MXN	20,000	1,031,370
France Government Bond OAT (France),
Bonds, TIPS
1.850%	07/25/27	EUR	1,200	1,893,779
2.250%	07/25/20	EUR	910	1,426,966
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(c)	02/24/25	EUR	3	2,410
3.000%(c)	02/24/26	EUR	9	7,118
3.000%(c)	02/24/29	EUR	31	22,700
3.000%(c)	02/24/30	EUR	27	19,426
3.000%(c)	02/24/31	EUR	31	21,852
3.000%(c)	02/24/32	EUR	24	16,675
3.000%(c)	02/24/33	EUR	20	13,634
3.000%(c)	02/24/34	EUR	13	8,755

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.000%(c)	02/24/36	EUR	43	$28,543
3.000%(c)	02/24/37	EUR	86	56,683
3.000%(c)	02/24/38	EUR	86	56,111
3.000%(c)	02/24/40	EUR	16	10,423
3.000%(c)	02/24/41	EUR	9	5,874
3.000%(c)	02/24/42	EUR	58	38,003
Bonds, RegS
3.000%(c)	02/24/23	EUR	3	2,532
Sr. Unsec’d. Notes, 144A
4.750%	04/17/19	EUR	671	684,868
Sr. Unsec’d. Notes, EMTN
3.800%	08/08/17	JPY	639,000	6,041,529
4.500%	07/03/17	JPY	200,000	1,925,152
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,237,250
6.375%	03/29/21		3,780	4,380,075
7.625%	03/29/41		756	1,185,862
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17		5,940	6,073,597
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,125	1,367,139
Sr. Unsec’d. Notes, MTN, 144A
2.875%	07/08/21	EUR	5,600	6,716,049
Sr. Unsec’d. Notes, RegS
5.250%	01/17/42		220	251,696
6.750%	01/15/44		800	1,093,304
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, EMTN
5.000%	04/10/17		500	508,583
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.750%	09/01/24	EUR	9,300	12,703,721
4.000%	02/01/37	EUR	2,100	3,197,688
5.000%	09/01/40	EUR	7,600	13,234,667
Bonds, 144A
4.750%	09/01/44	EUR	1,600	2,768,560
5.000%	03/01/25	EUR	15,300	22,749,510
Bonds, TIPS
1.700%	09/15/18	EUR	600	713,432
2.550%	09/15/41	EUR	400	657,350
3.100%	09/15/26	EUR	100	150,704
Sr. Unsec’d. Notes, 144A
4.750%	09/01/28	EUR	1,600	2,462,464
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	2,990	3,951,888
Mexican Bonos (Mexico),
Bonds
4.580%(c)	01/04/18	MXN	53,400	2,784,354
4.750%	06/14/18	MXN	15,469	790,623
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/08/46	MXN	3,852	1,242,693
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,000	1,036,250
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,300	4,189,549

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
2.500%	09/20/35	NZD	1,700	$1,399,397
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25		700	755,125
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,722,901
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, RegS
5.125%	10/15/24		4,500	4,482,324
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	303,624
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		800	830,550
4.000%	10/07/19		600	646,378
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,285,605
3.450%	06/02/45	CAD	3,000	2,661,252
3.500%	06/02/24	CAD	3,000	2,599,626
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	216,394
Notes
4.250%	12/01/21	CAD	1,100	963,157
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,317,099
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,366,296
3.750%	09/01/24	CAD	1,600	1,404,358
Unsec’d. Notes, MTN
7.295%	07/22/26		2,400	3,207,168
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		750	862,500
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		3,200	3,304,000
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, RegS
6.875%	01/17/18		1,800	1,914,714
Republic of Italy (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,100	3,565,770
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	491,062
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	2,939,007
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.850%	05/10/23		5,000	5,987,500
Spain Government Bond (Spain),
Bonds, 144A
3.800%	04/30/24	EUR	4,600	6,402,216
Sr. Unsec’d. Notes, 144A
2.150%	10/31/25	EUR	100	125,300
2.750%	10/31/24	EUR	19,300	25,251,110
4.700%	07/30/41	EUR	300	529,608

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	$323,963
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		7,000	7,158,340
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,000	1,065,000
7.000%	06/05/20		600	663,900
United Kingdom Gilt (United Kingdom),
Bonds
4.000%	03/07/22	GBP	3,300	5,141,023
4.250%	06/07/32	GBP	500	932,426
4.250%	12/07/40	GBP	3,100	6,292,937
Bonds, TIPS
0.125%	03/22/24	GBP	1,310	2,188,622
0.125%	03/22/26	GBP	2,410	3,903,061
0.125%	03/22/44	GBP	80	186,413
0.125%	03/22/58	GBP	90	255,117
0.125%	03/22/68	GBP	140	491,698
4.250%	03/07/36	GBP	400	774,787
Unsec’d. Notes
3.250%	01/22/44	GBP	17,900	32,231,693
3.500%	01/22/45	GBP	800	1,513,127
4.500%	09/07/34	GBP	200	392,039

TOTAL FOREIGN GOVERNMENT BONDS (cost $341,075,066)				346,467,542

MUNICIPAL BONDS — 0.3%
California — 0.1%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49		2,700	4,298,805
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,271,259
State of California,
General Obligation Unlimited
7.600%	11/01/40		3,000	4,881,180
7.625%	03/01/40		200	318,312

				10,769,556

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57		4,000	5,363,520

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	795,390
City of Chicago,
General Obligation Unlimited
7.375%	01/01/33		1,700	1,891,947
7.750%	01/01/42		2,000	2,153,480

				4,840,817

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.687%	11/15/40		1,500	2,156,805

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Water & Sewer System,
Revenue Bonds
5.952%	06/15/42	435	$628,379
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,621,640

			7,406,824

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	800	1,326,040

TOTAL MUNICIPAL BONDS (cost $26,366,487)			29,706,757

NON-CORPORATE FOREIGN AGENCIES — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	1,025	1,025,769
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	785	786,633
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.875%	01/21/25	1,000	1,049,239
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,530	1,698,606
Sr. Unsec’d. Notes, RegS
4.950%	07/19/22	770	804,265
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A
2.125%	04/13/21	600	605,912
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
9.125%	07/02/18	1,800	1,986,858
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS
7.750%	01/20/20	3,300	3,795,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
8.375%	05/23/21	4,700	5,134,750
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	1,310	1,385,325
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes, 144A
2.500%	04/28/20	1,000	1,017,584
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	600	669,600

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,256,969)			19,959,541

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.2%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.124%(c)	09/25/35	184	152,334

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Alternative Loan Trust,
Series 2004-18CB, Class 4A1
5.500%	09/25/34	645	$661,752
Series 2005-21CB, Class A3
5.250%	06/25/35	12	11,429
Series 2005-56, Class 2A2
2.471%(c)	11/25/35	15	12,367
Series 2005-56, Class 2A3
1.931%(c)	11/25/35	15	11,943
Series 2005-62, Class 2A1
1.507%(c)	12/25/35	249	199,813
Series 2005-76, Class 2A1
1.507%(c)	02/25/36	19	16,518
Series 2005-81, Class A1
0.804%(c)	02/25/37	1,732	1,418,604
Series 2005-J12, Class 2A1
0.794%(c)	08/25/35	2,151	1,416,105
Series 2006-2CB, Class A14
5.500%	03/25/36	39	28,785
Series 2006-OA2, Class A5
0.762%(c)	05/20/46	1,937	1,230,454
Series 2006-OA19, Class A1
0.712%(c)	02/20/47	2,319	1,552,651
Series 2006-OA22, Class A1
0.684%(c)	02/25/47	145	121,623
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
0.899%(c)	02/25/47	2,022	1,198,808
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 144A
0.715%(c)	03/27/36	3,920	3,654,231
Series 2015-R3, Class 2A1, 144A
0.655%(c)	02/27/37	3,858	3,508,948
Series 2015-R3, Class 6A1, 144A
0.695%(c)	05/28/36	4,047	3,825,730
Banc of America Funding Ltd.,
Series 2012-R5, Class A, 144A
0.785%(c)	10/03/39	9	8,904
Banc of America Funding Trust,
Series 2004-1, Class 4A1
6.000%	03/25/34	3,282	3,573,763
Series 2006-8T2, Class A10
5.753%(c)	10/25/36	32	28,075
Series 2006-J, Class 4A1
3.002%(c)	01/20/47	1,047	879,833
Series 2015-R2, Class 5A1, 144A
0.690%(c)	09/29/36	3,924	3,620,903
Series 2015-R4, Class 4A1, 144A
3.500%(c)	07/26/36	1,685	1,674,027
Series 2015-R6, Class 1A1, 144A
0.680%(c)	08/26/36	2,949	2,714,152
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.255%(c)	06/25/35	61	58,299
Series 2005-H, Class 2A1
3.226%(c)	09/25/35	33	29,837
Series 2005-H, Class 2A5
3.226%(c)	09/25/35	389	355,904

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
1.848%(s)	10/25/37	EUR	380	$418,503
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
15.250%(c)	04/26/37		117	23,444
Series 2011-RR4, Class 8A2, 144A
9.918%(c)	02/26/36		1,812	676,826
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37		361	371,630
Series 2011-RR5, Class 12A1, 144A
5.179%(c)	03/26/37		195	185,821
Series 2011-RR5, Class 12A2, 144A
5.179%(c)	03/26/37		1,283	361,687
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.889%(c)	08/25/33		7	7,341
Series 2003-9, Class 2A1
3.156%(c)	02/25/34		91	88,706
Series 2004-10, Class 13A1
2.884%(c)	01/25/35		99	95,978
Series 2004-10, Class 21A1
3.174%(c)	01/25/35		155	156,445
Series 2004-10, Class 22A1
3.205%(c)	01/25/35		55	53,639
Series 2004-2, Class 22A
3.124%(c)	05/25/34		17	16,521
Series 2005-1, Class 2A1
2.988%(c)	03/25/35		38	36,625
Series 2005-2, Class A1
2.920%(c)	03/25/35		109	109,741
Series 2005-2, Class A2
3.129%(c)	03/25/35		27	27,688
Series 2005-4, Class 3A1
3.109%(c)	08/25/35		608	517,745
Series 2005-5, Class A1
2.580%(c)	08/25/35		10	9,886
Series 2005-5, Class A2
2.460%(c)	08/25/35		69	68,950
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
3.142%(c)	09/25/35		233	199,980
Series 2005-9, Class 24A1
2.980%(c)	11/25/35		113	92,059
Series 2005-10, Class 24A1
2.801%(c)	01/25/36		211	173,292
Series 2006-2, Class 23A1
3.072%(c)	03/25/36		225	170,291
Series 2006-4, Class 21A1
2.950%(c)	08/25/36		198	146,164
Series 2006-5, Class 2A2
3.102%(c)	08/25/36		302	221,147
Series 2006-6, Class 32A1
3.086%(c)	11/25/36		435	317,701
Series 2006-8, Class 3A1
0.684%(c)	02/25/34		81	70,875

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
0.684%(c)	12/25/46		2,683	$2,179,981
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.966%(c)	01/26/36		1,273	1,014,193
Series 2007-R6, Class 2A1^
2.836%(c)	12/26/46		814	616,658
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.019%(c)	12/31/55	EUR	565	631,743
CHL Mortgage Pass-Through Trust,
Series 2007-18, Class 1A1
6.000%	11/25/37		222	199,130
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.885%(c)	03/25/34		42	41,659
Series 2005-10, Class 1A2A
3.003%(c)	12/25/35		63	48,429
Series 2005-11, Class A2A
2.930%(c)	10/25/35		1,158	1,141,718
Series 2005-6, Class A1
2.430%(c)	09/25/35		14	14,815
Series 2005-6, Class A2
2.760%(c)	09/25/35		25	24,912
Countrywide Alternative Loan Trust,
Series 2006-OA11, Class A1B
0.714%(c)	09/25/46		94	71,756
Series 2007-16CB, Class 5A1
6.250%	08/25/37		35	31,104
Series 2007-OA4, Class A1
0.694%(c)	05/25/47		629	528,461
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.180%(c)	08/25/34		77	65,786
Series 2004-12, Class 12A1
3.129%(c)	08/25/34		235	201,225
Series 2004-22, Class A3
2.725%(c)	11/25/34		20	18,993
Series 2004-HYB5, Class 2A1
3.043%(c)	04/20/35		61	60,869
Series 2005-2, Class 1A1
1.164%(c)	03/25/35		637	501,412
Series 2005-9, Class 1A1
0.825%(c)	05/25/35		724	576,263
Series 2005-HYB6, Class 5A1
3.148%(c)	10/20/35		124	107,745
Series 2005-HYB9, Class 5A1
2.602%(c)	02/20/36		308	271,450
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.965%(c)	08/25/33		14	13,610
Series 2004-AR6, Class 9A2
1.264%(c)	10/25/34		70	64,907
Credit Suisse Mortgage Trust,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		235	123,861
Series 2010-18R, Class 4A4, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.684%(c)	04/26/38			1,674	$1,639,487
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2, Class A1
0.674%(c)	03/25/37			1,845	1,358,810
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18			67	67,150
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1
0.624%(c)	10/25/36			10	6,453
Series 2006-AB4, Class A6A2
5.886%(c)	10/25/36			78	65,578
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2
0.582%(c)	06/15/40		GBP	1,162	1,364,348
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.540%(c)	12/10/44		GBP	1,438	1,799,396
Series 2007-3A, Class A2B, 144A
0.679%(c)	06/13/45			13	13,091
Series 2007-3X, Class A2C
0.679%(c)	06/13/45		GBP	6	8,052
Series 2007-3X, Class A3A
1.524%(c)	06/13/45		GBP	687	829,708
Series 2007-3X, Class A3C
1.524%(c)	06/13/45		GBP	229	276,532
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
2.025%(c)	02/25/25	(x)		256	256,062
Series 2016-C04, Class 1M1
1.975%(c)	01/25/29	(x)		1,417	1,425,237
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35			112	123,785
Series 2006-16, Class FC
0.824%(c)	03/25/36			45	44,564
Series 2006-118, Class A2
0.584%(c)	12/25/36			74	74,229
Series 2011-3, Class FA
1.204%(c)	02/25/41			222	223,433
Series 2015-87, Class BF
0.824%(c)	12/25/45			2,890	2,870,814
F-E Mortgages Srl (Italy),
Series 1, Class A1
0.028%(c)	12/15/43		EUR	1,586	1,773,222
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
2.845%(c)	03/25/35			579	453,126
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR2, Class 2A1
3.036%(c)	06/25/35			659	626,012
Series 2007-AR1, Class 1A1
3.058%(c)	05/25/37			485	395,676
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36			165	191,044

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	552	$619,254
Series 3172, Class FK
0.974%(c)	08/15/33	171	171,557
Freddie Mac Strips,
Series 278, Class F1
0.974%(c)	09/15/42	1,045	1,051,860
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3
5.075%(c)	10/25/24(x)	640	678,848
Series 2016-DNA3, Class M2
2.525%(c)	12/25/28(x)	1,500	1,525,126
Series 2016-HQA2, Class M2
2.775%(c)	11/25/28(x)	1,200	1,230,415
Series 2016-HQA3, Class M2
1.874%(c)	03/25/29(x)	740	740,912
Government National Mortgage Assoc.,
Series 2014-H01, Class FD
1.144%(c)	01/20/64	1,638	1,644,367
Series 2014-H14, Class DF
0.994%(c)	07/20/64	2,933	2,924,694
Series 2015-H30, Class FA
1.174%(c)	08/20/61	2,687	2,685,949
Series 2016-H02, Class FH
1.532%(c)	01/20/66	2,695	2,730,649
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.279%(c)	10/25/33	414	407,700
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A
0.664%(c)	01/26/37	3,291	3,153,359
Series 2015-3R, Class 1A2, 144A
0.664%(c)	01/26/37	1,300	1,070,822
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
2.220%(c)	03/25/33	8	8,165
Series 2005-AR1, Class 1A1
3.152%(c)	01/25/35	22	20,473
Series 2005-AR2, Class 2A1
3.078%(c)	04/25/35	260	259,185
Series 2005-AR3, Class 6A1
3.097%(c)	05/25/35	307	286,518
Series 2006-AR1, Class 2A1
2.952%(c)	01/25/36	162	150,333
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.894%(c)	05/19/33	15	14,763
Series 2004-1, Class 2A
2.769%(c)	04/19/34	95	93,365
Series 2005-2, Class 2A1A
0.971%(c)	05/19/35	635	526,263
Series 2005-4, Class 3A1
3.098%(c)	07/19/35	41	36,248
Series 2006-5, Class 2A1A
0.711%(c)	07/19/46	121	69,017
Series 2005-10, Class 2A1A
0.841%(c)	11/19/35	699	571,160

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
HomeBanc Mortgage Trust,
Series 2005-4, Class A2
0.854%(c)	10/25/35	221	$204,363
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.684%(c)	03/25/37	2,518	2,118,153
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.280%(c)	11/25/35	56	51,361
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1
1.364%(c)	05/25/34	824	728,990
Series 2005-AR12, Class 2A1A
0.764%(c)	07/25/35	77	67,049
Series 2005-AR18, Class 2A1A
0.834%(c)	10/25/36	1,583	1,043,642
Series 2006-AR12, Class A1
0.714%(c)	09/25/46	308	253,528
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.503%(c)	11/25/33	9	8,116
Series 2005-A2, Class 7CB1
3.051%(c)	04/25/35	67	67,229
Series 2005-A6, Class 2A1
3.236%(c)	08/25/35	42	40,846
Series 2005-ALT1, Class 3A1
2.989%(c)	10/25/35	106	86,051
Series 2006-A1, Class 3A2
2.841%(c)	02/25/36	49	42,857
Series 2006-A7, Class 2A2
2.932%(c)	01/25/37	1,164	1,039,338
Series 2007-A1, Class 1A1
3.218%(c)	07/25/35	44	43,464
Series 2007-S3, Class 1A90
7.000%	08/25/37	270	242,301
JPMorgan Resecuritization Trust,
Series 2015-1, Class 6A1, 144A
0.804%(c)	12/27/45	2,069	1,936,137
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C
1.026%(c)	06/14/40	3,535	3,261,208
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
1.121%(c)	09/21/38	2,763	2,978,794
Lehman XS Trust,
Series 2007-4N, Class 1A2A
0.684%(c)	03/25/47	2,538	2,278,543
Series 2007-12N, Class 2A1
0.704%(c)	07/25/37	2,074	1,468,778
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2016-2, Class A, 144A
2.523%(c)	03/01/21	1,879	1,844,579
Series 2016-3, Class A, 144A^
2.528%(c)	09/01/21	2,100	2,069,156
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.523%(c)	12/01/21	1,502	1,501,309
Series 2015-2, Class A, 144A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.523%(c)	01/01/20		4,100	$4,064,293
Series 2015-3, Class A, 144A
2.523%(c)	03/01/20		2,636	2,593,033
Series 2015-4, Class A1, 144A^
2.523%(c)	04/01/20		824	813,417
Series 2015-5, Class A1, 144A^
2.523%(c)	04/01/20		1,359	1,338,632
Series 2015-6, Class A, 144A^
2.523%(c)	05/01/20		5,938	5,826,184
Series 2015-8, Class A1, 144A
2.523%(c)	08/01/20		2,761	2,718,795
Series 2015-9, Class A1, 144A
2.523%(c)	10/01/20		1,565	1,541,020
Series 2016-1, Class A1, 144A
2.523%(c)	01/01/21		3,339	3,279,055
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
1.906%(s)	01/01/61	EUR	3,934	4,020,612
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.032%(c)	12/15/49	GBP	2,530	3,051,527
Marche Mutui Srl (Italy),
Series 4, Class A
0.108%(c)	02/25/55	EUR	707	792,773
Series 6, Class A1
1.953%(c)	01/27/64	EUR	263	298,359
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.574%(c)	12/25/33		106	102,110
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
2.625%(c)	02/25/33		73	69,748
Series 2005-2, Class 1A
2.228%(c)	10/25/35		49	47,450
Series 2005-2, Class 2A
2.710%(c)	10/25/35		375	374,729
Series 2005-A8, Class A3A2
0.774%(c)	08/25/36		1	1,455
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.292%(c)	06/25/36		132	127,117
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
1.025%(c)	09/25/37		4,589	4,211,035
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.969%(c)	10/07/20		238	238,638
Series 2010-R2, Class 1A
0.889%(c)	11/06/17		197	197,079
Series 2010-R3, Class 1A
1.079%(c)	12/08/20		211	211,493
Series 2010-R3, Class 2A
1.079%(c)	12/08/20		1,619	1,622,394
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
2.590%(s)	12/01/50	EUR	695	691,967
Series 2007-1X, Class A3
0.545%(c)	12/01/50	GBP	3,200	3,604,139

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-2X, Class A2
0.512%(c)	12/15/50	GBP	1,275	$1,596,994
Series 2007-3X, Class A2B
0.298%(c)	12/15/50	EUR	2,581	2,756,485
Series 2007-3X, Class A3
1.382%(c)	12/15/50	GBP	1,322	1,535,157
Series 2007-3X, Class BA
1.632%(c)	12/15/50	GBP	331	379,783
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.910%(c)	08/25/33		59	58,559
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A1, 144A
2.619%(c)	10/25/35		2,276	2,294,724
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 144A
0.944%(c)	11/25/34		1,939	1,634,502
Series 2005-R2, Class 1AF1, 144A
0.864%(c)	06/25/35		21	18,958
Series 2006-R1, Class AF1, 144A
0.864%(c)	01/25/36		2,170	1,895,374
Residential Accredit Loans, Inc.,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		129	115,763
Series 2006-QO6, Class A1
0.704%(c)	06/25/46		680	295,988
Series 2007-QO2, Class A1
0.674%(c)	02/25/47		2,266	1,289,478
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.974%(c)	04/25/35		306	228,258
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.428%(c)	09/25/35		351	277,063
Series 2006-SA1, Class 2A1
3.913%(c)	02/25/36		81	73,557
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2C
0.685%(s)	08/10/38	EUR	1,327	1,382,621
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.542%(c)	12/15/43	GBP	1,833	2,140,842
Series 2007-1X, Class M1B
0.602%(c)	12/15/43	GBP	887	947,586
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.570%(c)	12/12/36	GBP	1,002	1,189,170
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A
0.530%(c)	06/12/44	GBP	2,563	2,987,208
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.732%(c)	07/20/36		148	134,383
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.052%(c)	02/25/34		169	167,834
Series 2004-18, Class 3A1
2.930%(c)	12/25/34		5,006	4,848,493

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-18, Class 5A
3.087%(c)	12/25/34		44	$42,696
Series 2004-4, Class 3A2
2.990%(c)	04/25/34		22	21,991
Series 2005-1, Class 2A
2.977%(c)	02/25/35		4,153	4,098,924
Series 2005-18, Class 6A1
3.054%(c)	09/25/35		484	426,445
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1
1.191%(c)	10/19/34		11	10,424
Series 2005-AR5, Class A2
0.781%(c)	07/19/35		160	155,282
Series 2006-AR3, Class 12A1
0.744%(c)	05/25/36		189	145,469
Series 2006-AR7, Class A10
0.724%(c)	08/25/36		2,442	2,214,081
Series 2006-AR7, Class A1BG
0.644%(c)	08/25/36		3,146	2,362,366
Series 2007-AR4, Class A3
0.744%(c)	09/25/47		665	537,188
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
3.010%(c)	11/07/40	AUD	69	53,402
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%(c)	09/25/36		284	32,224
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.526%(c)	04/25/45		139	139,413
Series 2006-4, Class A2B
2.868%(c)	07/25/36		206	197,908
Series 2007-3, Class 2A1
2.781%(c)	06/25/47		114	101,762
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 144A
1.678%(c)	07/15/51	GBP	1,356	1,757,699
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
3.050%(c)	03/20/37		197	188,882
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.974%(c)	04/25/35		974	720,736
Series 2006-AR5, Class 3A
1.447%(c)	07/25/46		50	32,972
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.707%(c)	11/25/42		2	1,404
Series 2005-AR10, Class 3A1
3.009%(c)	08/25/35		11	9,854
Series 2005-AR16, Class 1A3
2.585%(c)	12/25/35		684	639,541
Series 2006-AR2, Class 2A1
2.360%(c)	03/25/36		255	228,112
Series 2006-AR5, Class A12A
1.487%(c)	06/25/46		54	50,164
Series 2006-AR7, Class 3A
2.190%(c)	07/25/46		286	255,525

Interest Rate	Maturity Date		Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR10, Class 1A2
2.790%(c)	09/25/36		73		$65,704
Series 2006-AR13, Class 2A
2.191%(c)	10/25/46		29		25,531
Series 2006-AR15, Class 2A
2.191%(c)	11/25/46		100		89,268
Series 2006-AR19, Class 1A1A
1.237%(c)	01/25/47		169		152,024
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
3.015%(c)	09/25/34		38		38,365
Series 2005-AR4, Class 1A3
2.993%(c)	04/25/35		1,833		1,840,080
Series 2006-AR2, Class 2A1
2.894%(c)	03/25/36		374		373,453
Series 2006-AR2, Class 2A3
2.894%(c)	03/25/36		267		261,957
Series 2006-AR6, Class 3A1
2.860%(c)	03/25/36		176		165,948
Series 2006-AR8, Class 3A1
2.850%(c)	04/25/36		114		110,721
Series 2006-AR10, Class 5A6
3.079%(c)	07/25/36		655		643,007

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $199,289,116)					195,344,116

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.
2.500%(c)	03/01/35		5		5,405
6.250%	07/15/32	(hh)	820		1,238,468
6.750%	03/15/31	(hh)	600		927,158
Federal National Mortgage Assoc.
1.689%(c)	11/01/42-03/01/44		115		117,118
2.784%(c)	09/01/19		—	(r)	321
3.000%	TBA		87,000		90,215,999
3.500%	11/01/45-10/01/46		17,000		17,989,758
3.500%	TBA		92,000		96,961,167
3.500%	TBA		1,000		1,054,219
3.500%	TBA		31,000		32,709,842
4.000%	TBA		10,000		10,727,344
4.295%	06/01/21		2,865		3,184,218
4.500%	03/01/25-11/01/25		126		129,580
5.000%	04/01/30		428		476,063
6.250%	05/15/29	(hh)	1,080		1,559,326
6.625%	11/15/30	(hh)	515		783,118
7.125%	01/15/30	(hh)	765		1,195,827
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30		1,520		2,339,154

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $260,870,878)					261,614,085

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds
2.250%	08/15/46		3,900		3,829,313

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.500%	02/15/46		9,820	$10,149,893
2.500%	02/15/45	(h)(hh)	1,165	1,203,955
2.750%	08/15/42	(h)	2,300	2,506,282
2.750%	11/15/42	(h)	3,000	3,265,782
2.875%	08/15/45	(h)	3,000	3,341,484
3.000%	11/15/45		10	11,410
3.000%	11/15/44	(h)(hh)	3,430	3,910,869
3.125%	02/15/43		1,800	2,097,211
3.625%	08/15/43		1,800	2,291,555
3.750%	11/15/43	(h)	1,400	1,822,078
4.250%	11/15/40	(hh)	460	633,398
4.750%	02/15/41	(hh)	2,795	4,123,609
U.S. Treasury Inflation Indexed Bonds, TIPS
0.039%	04/15/29		1,000	2,109,400
0.125%	04/15/18-07/15/26		153,418	162,296,008
0.125%	07/15/24	(h)(hh)(k)	8,850	9,100,779
0.125%	01/15/22	(hh)	33,370	36,214,122
0.125%	01/15/23	(hh)(k)	94,900	100,505,193
0.250%	01/15/25		7,080	7,327,091
0.375%	07/15/23	(h)(hh)(k)	18,805	20,152,773
0.375%	07/15/25	(h)	13,220	13,855,294
0.625%	07/15/21-01/15/26		95,980	105,910,619
0.625%	01/15/24	(h)	11,800	12,768,435
0.750%	02/15/42		9,390	10,304,134
0.750%	02/15/45	(h)	15,420	16,243,472
1.000%	02/15/46	(h)	20,820	23,375,950
1.250%	07/15/20		3,210	3,784,870
1.375%	07/15/18-01/15/20		10,380	12,198,298
1.375%	02/15/44	(h)	34,560	42,332,029
1.625%	01/15/18		500	592,043
1.750%	01/15/28	(h)	7,440	10,003,767
1.875%	07/15/19	(h)	700	847,301
2.125%	02/15/40-02/15/41		9,100	13,469,852
2.125%	01/15/19	(h)(hh)(k)	3,800	4,536,378
2.375%	01/15/25	(h)(hh)(k)	49,350	75,081,530
2.375%	01/15/27	(h)	14,480	21,191,774
2.500%	01/15/29		56,980	81,079,778
3.625%	04/15/28		10,350	21,263,967
3.875%	04/15/29	(h)	14,440	30,459,739
U.S. Treasury Notes
1.125%	08/31/21-09/30/21		28,965	28,935,418
1.375%	04/30/21	(hh)	2,755	2,783,842
1.500%	08/15/26	(hh)(k)	2,445	2,421,217
1.625%	05/15/26		13,100	13,117,397
1.625%	04/30/23	(k)	3,990	4,048,134
2.125%	09/30/21		600	626,906
2.125%	12/31/21	(hh)	2,490	2,602,927
2.125%	12/31/22	(hh)	880	920,837
2.250%	07/31/21	(k)	7,845	8,239,698

TOTAL U.S. TREASURY OBLIGATIONS
(cost $929,656,416)				939,887,811

TOTAL LONG-TERM INVESTMENTS
(cost $7,842,282,700)				8,532,533,367

		Shares		Value
SHORT-TERM INVESTMENTS — 16.6%

AFFILIATED MUTUAL FUNDS — 13.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund
(cost $551,561,026)(w)			551,561,026	$551,561,026
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $642,413,316)(b)(w)			642,413,316	642,413,316

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,193,974,342)				1,193,974,342

		Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 1.4%
Bank of Nova Scotia,
1.000%, dated 09/30/16, due 10/03/16 in the amount of $21,901,825			21,900	21,900,000
BNP Paribas Securities Corp.,
0.800%, dated 09/30/16, due 10/05/16 in the amount of $45,005,000			45,000	45,000,000
Deutsche Bank Securities, Inc.,
1.300%, dated 09/30/16, due 10/03/16 in the amount of $13,501,463			13,500	13,500,000
Merrill Lynch Pierce Fenner & Smith,
0.600%, dated 09/30/16, due 10/04/16 in the amount of $45,003,000			45,000	45,000,000

TOTAL REPURCHASE AGREEMENTS (cost $125,400,000)				125,400,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(s) — 0.9%
Brazil Letras do Tesouro Nacional
13.181%	07/01/17	BRL	228,000	64,085,797
15.252%	01/01/17	BRL	49,000	14,589,981

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $71,599,564)				78,675,778

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills
0.334%	12/15/16(k)		14,500	14,494,563
0.497%	03/09/17		252	251,566

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,741,752)				14,746,129

CERTIFICATES OF DEPOSIT — 0.3%
Barclays Bank PLC (United Kingdom)
1.641%(c)	09/08/17		7,600	7,624,822
Credit Suisse AG (Switzerland)
1.645%(c)	09/12/17		8,600	8,610,242
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.577%(c)	09/19/17		1,500	1,500,777
Natixis SA (France)
1.553%(c)	09/25/17		5,200	5,211,908

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Sumitomo Mitsui Banking Corp. (Japan)
1.550%(c)	09/15/17	2,000	$2,000,824
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.584%(c)	09/18/17	3,400	3,402,166

TOTAL CERTIFICATES OF DEPOSIT (cost $28,300,000)			28,350,739

COMMERCIAL PAPER(n) — 0.1%
Federal Home Loan Bank
0.286%	10/05/16	2,800	2,799,956
Schlumberger Holdings
1.053%	12/02/16	5,600	5,592,033
Wyndham Worldwide Corp.
0.335%	12/19/16	1,000	999,446

TOTAL COMMERCIAL PAPER (cost $9,389,439)			9,391,435

Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
2 Year U.S. Treasury Notes Futures,
expiring 12/23/16, Strike Price $111.00	63,600	—
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $131.00	130	75,156
Brent Crude Oil Futures,
expiring 10/26/16, Strike Price $60.00	2	140
expiring 10/26/16, Strike Price $62.00	3	120
expiring 11/25/16, Strike Price $60.00	5	1,700
expiring 11/25/16, Strike Price $61.00	5	1,350
expiring 12/31/16, Strike Price $60.00	9	7,578
Henry Hub Natural Gas Futures,
expiring 12/27/16, Strike Price $3.10	20	6,960
expiring 01/26/17, Strike Price $3.10	20	8,240
expiring 02/23/17, Strike Price $3.10	20	8,540
expiring 03/28/17, Strike Price $3.10	20	4,860
expiring 04/25/17, Strike Price $3.10	20	4,510
expiring 05/25/17, Strike Price $3.10	20	5,000
expiring 06/27/17, Strike Price $3.10	20	5,440
expiring 07/26/17, Strike Price $3.10	20	5,780
expiring 08/28/17, Strike Price $3.10	20	5,940

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Call Options (cont’d.)
expiring 09/26/17, Strike Price $3.10			20	$6,440
expiring 10/26/17, Strike Price $3.10			20	7,214
expiring 11/27/17, Strike Price $3.10			20	9,106
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		11,500	20,209
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		4,000	8,123
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 12/21/16	Morgan Stanley		25,500	51,782
Receive a fixed rate of 2.15% and pay a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG		4,200	524,992

				769,180

Put Options
90 Day Sterling Futures,
expiring 12/21/16, Strike Price 98.50		GBP	344,000	—
expiring 06/21/17, Strike Price 98.50		GBP	103,000	—
10 Year Euro-Bund Futures,
expiring 11/25/16, Strike Price 155.50		EUR	700	79
10 Year U.S. Treasury Notes Futures,
expiring 12/23/16, Strike Price $111.00			16,900	—
Interest Rate Swap Options,
Pay a fixed rate of 3.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		13,300	19
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Citigroup Global Markets		65,500	7,438
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 12/27/16	Goldman Sachs & Co.		126,200	14,332

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/09/17	Goldman Sachs & Co.	131,800	$20,978
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/06/17	Morgan Stanley	139,200	36,146
Pay a fixed rate of 1.20% and receive a floating rate based on 3 Month LIBOR, expiring 02/13/17	Citigroup Global Markets	135,300	51,161
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 02/21/17	Morgan Stanley	106,600	33,976
Pay a fixed rate of 3.02% and receive a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	3,500	14,534
Pay a fixed rate of 2.15% and receive a floating rate based on 3 Month LIBOR, expiring 06/15/18	Deutsche Bank AG	4,200	244,492
Pay a fixed rate of 2.72% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	13,800	116,133
Pay a fixed rate of 2.77% and receive a floating rate based on 3 Month LIBOR, expiring 07/16/18	Morgan Stanley	18,100	142,519
Pay a fixed rate of 2.91% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	1,600	32,054
Pay a fixed rate of 2.94% and receive a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	1,600	30,329

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley	3,400	$119,732
Pay a fixed rate of 2.86% and receive a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG	5,000	121,520
Pay a fixed rate of 2.61% and receive a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley	1,000	36,584
Pay a fixed rate of 2.59% and receive a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley	1,000	58,718
Pay a fixed rate of 2.60% and receive a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley	4,500	196,513

			1,277,257

TOTAL OPTIONS PURCHASED (cost $4,217,769)			2,046,437

TOTAL SHORT-TERM INVESTMENTS (cost $1,447,622,866)			1,452,584,860

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.1% (cost $9,289,905,566)			9,985,118,227

		Principal Amount (000)#
SECURITIES SOLD SHORT U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT
Federal National Mortgage Assoc.
4.000%	TBA	1,000	(1,073,984)
5.500%	TBA	2,000	(2,253,750)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(proceeds received $3,324,688)			(3,327,734)

OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $131.50		3,800	(14,844)
expiring 10/21/16, Strike Price $132.00		130	(28,439)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Brent Crude Oil Futures,
expiring 10/26/16, Strike Price $51.00			12	$ (17,880)
expiring 10/26/16, Strike Price $52.00			3	(3,300)
expiring 10/26/16, Strike Price $53.00			1	(800)
expiring 10/26/16, Strike Price $56.00			8	(2,240)
expiring 11/25/16, Strike Price $54.00			10	(14,400)
CDX.O.IG.27.5Y,
expiring 12/21/16, Strike Price $0.70	BNP Paribas		7,500	(8,935)
Currency Option British Pound vs United States Dollar,
expiring 11/04/16, Strike Price 1.37	Barclays Capital Group	GBP	3,380	(2,786)
Currency Option Euro vs United States Dollar,
expiring 11/16/16, Strike Price 1.15	JPMorgan Chase	EUR	1,394	(4,737)
Currency Option United States Dollar vs Brazilian Real,
expiring 10/06/16, Strike Price 3.40	Goldman Sachs & Co.		2,668	(4,413)
expiring 11/11/18, Strike Price 6.30	Credit Suisse First Boston Corp.		5,400	(38,396)
Currency Option United States Dollar vs Mexican Peso,
expiring 10/26/16, Strike Price 20.50	Credit Suisse First Boston Corp.		2,500	(8,913)
expiring 10/26/16, Strike Price 20.50	JPMorgan Chase		5,200	(19,152)
Currency Option United States Dollar vs Russian Ruble,
expiring 12/08/16, Strike Price 87.00	Hong Kong & Shanghai Bank		2,500	(351)
Gasoline RBOB Futures,
expiring 10/26/16, Strike Price $165.00			84	(680)
expiring 10/26/16, Strike Price $170.00			126	(529)
expiring 11/25/16, Strike Price $165.00			420	(7,770)
expiring 12/31/16, Strike Price $165.00			378	(12,901)
Henry Hub Natural Gas Futures,
expiring 12/27/16, Strike Price $3.60			20	(3,080)
expiring 01/26/17, Strike Price $3.60			20	(4,420)
expiring 02/23/17, Strike Price $3.60			20	(4,986)
expiring 03/28/17, Strike Price $3.60			20	(2,140)
expiring 04/25/17, Strike Price $3.60			20	(1,920)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 05/25/17, Strike Price $3.60			20	$(2,200)
expiring 06/27/17, Strike Price $3.60			20	(2,492)
expiring 07/26/17, Strike Price $3.60			20	(2,772)
expiring 08/28/17, Strike Price $3.60			20	(2,976)
expiring 09/26/17, Strike Price $3.60			20	(3,346)
expiring 10/26/17, Strike Price $3.60			20	(3,968)
expiring 11/27/17, Strike Price $3.60			20	(5,418)
Inflation Cap Option, Inflation on the CPI
Urban Consumer NSA,
expiring 05/16/24, Strike Price $4.00	JPMorgan Chase		600	(187)
Inflation Cap Option, Inflation on the Eurostat
Eurozone HICP,
expiring 06/22/35, Strike Price $3.00	Goldman Sachs & Co.	EUR	2,000	(13,307)
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 10/07/16	Goldman Sachs & Co.		1,400	(19)
Pay a fixed rate of 2.40% and receive a floating rate based on 3 Month LIBOR, expiring 12/05/16	Credit Suisse First Boston Corp.		13,300	(368,065)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/13/16	Morgan Stanley		23,000	(7,842)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Citigroup Global Markets		8,000	(3,759)
Pay a fixed rate of 0.77% and receive a floating rate based on 3 Month LIBOR, expiring 12/21/16	Morgan Stanley		51,000	(23,965)
iTraxx.O.EU.25.5Y,
expiring 11/16/16, Strike Price $0.63	BNP Paribas	EUR	6,800	(6,905)
WTI Crude Oil Futures,
expiring 10/17/16, Strike Price $53.00			12	(2,040)
expiring 12/19/16, Strike Price $0.25			8	(560)
expiring 01/19/17, Strike Price $0.25			8	(720)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
	Call Options (cont’d.)
	expiring 02/17/17, Strike Price $0.25		8	$(1,040)

				(659,593)

	Put Options
	90 Day Sterling Futures,
	expiring 12/21/16, Strike Price 98.00	GBP	344,000	—
	expiring 06/21/17, Strike Price 98.00	GBP	103,000	—
10 Year U.S. Treasury Notes Futures,
	expiring 10/21/16, Strike Price $129.00		4,800	(1,500)
	Brent Crude Oil Futures,
	expiring 10/26/16, Strike Price $42.00		3	(390)
	expiring 10/26/16, Strike Price $43.00		1	(190)
Currency Option Euro vs United States Dollar,
expiring 11/03/16, Strike Price 1.09	Standard Chartered PLC	EUR	2,620	(2,648)
expiring 11/16/16, Strike Price 1.09	Standard Chartered PLC	EUR	3,570	(8,828)
Currency Option United States Dollar vs Mexican Peso,
expiring 10/27/16, Strike Price 19.00	Goldman Sachs & Co.		1,470	(12,779)
expiring 11/01/16, Strike Price 18.75	Goldman Sachs & Co.		1,460	(9,172)
Henry Hub Natural Gas Futures,
	expiring 10/26/16, Strike Price $2.65		20	(640)
	expiring 10/26/16, Strike Price $2.65		20	(640)
	expiring 11/25/16, Strike Price $2.25		200	(800)
	expiring 11/25/16, Strike Price $2.35		290	(1,740)
	expiring 12/27/16, Strike Price $2.60		20	(720)
	expiring 01/26/17, Strike Price $2.60		20	(1,280)
	expiring 02/23/17, Strike Price $2.60		20	(1,920)
	expiring 03/28/17, Strike Price $2.60		20	(2,220)
	expiring 04/25/17, Strike Price $2.60		20	(2,460)
	expiring 05/25/17, Strike Price $2.60		20	(2,480)
	expiring 06/27/17, Strike Price $2.60		20	(2,500)
	expiring 07/26/17, Strike Price $2.60		20	(2,680)
	expiring 08/28/17, Strike Price $2.60		20	(3,060)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 09/26/17, Strike Price $2.60		20	$ (3,200)
expiring 10/26/17, Strike Price $2.60		20	(3,080)
expiring 11/27/17, Strike Price $2.60		20	(2,880)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank AG	700	(806)
expiring 03/24/20, Strike Price $ —	JPMorgan Chase	7,900	(62,412)
expiring 04/07/20, Strike Price $ —	Citigroup Global Markets	4,200	(184)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets	700	(56)
expiring 09/29/20, Strike Price $ —	Citigroup Global Markets	400	(32)
expiring 10/02/20, Strike Price $ —	JPMorgan Chase	3,500	(34,417)
Interest Rate Swap Options,
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 10/07/16	Goldman Sachs & Co.	1,400	(977)
Receive a fixed rate of 2.70% and pay a floating rate based on 3 Month LIBOR, expiring 08/21/17	Morgan Stanley	15,500	(8,689)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Morgan Stanley	7,000	(19,632)
Receive a fixed rate of 2.80% and pay a floating rate based on 3 Month LIBOR, expiring 08/20/18	Goldman Sachs & Co.	7,200	(20,193)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 10/17/18	Morgan Stanley	15,800	(108,612)
Receive a fixed rate of 2.50% and pay a floating rate based on 3 Month LIBOR, expiring 10/23/18	Deutsche Bank AG	25,000	(124,138)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 11/15/18	Morgan Stanley	4,700	(34,287)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.25% and pay a floating rate based on 3 Month LIBOR, expiring 12/10/18	Morgan Stanley	4,700	$(35,895)
Receive a fixed rate of 2.30% and pay a floating rate based on 3 Month LIBOR, expiring 03/29/19	Morgan Stanley	21,300	(185,406)
iTraxx.O.EU.25.5Y,
expiring 11/16/16, Strike Price $0.90	JPMorgan Chase	EUR 6,800	(3,322)
Light Sweet Crude Oil Futures,
expiring 12/19/16, Strike Price $1.00		8	(480)
expiring 01/19/17, Strike Price $1.00		8	(480)
expiring 02/17/17, Strike Price $1.00		8	(480)

			(708,305)

TOTAL OPTIONS WRITTEN (premiums received $3,587,449)			(1,367,898)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.1% (cost $9,282,993,429)			9,980,422,595
Liabilities in excess of other assets(z) — (14.1)%			(1,230,654,026)

NET ASSETS — 100.0%			$8,749,768,569

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $21,335,169 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $627,850,161; cash collateral of

Financial futures contracts outstanding at September 30, 2016:

$642,160,582 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $21,724,541. The aggregate value of $21,639,273 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	The aggregate value of Repurchase agreements is $125,400,000. Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rate 1.75% - 3.75%, maturity dates 05/15/2023 - 11/15/2043) with the aggregate value, including accrued interest, of $127,862,326. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions:
271	2 Year U.S. Treasury Notes	Dec. 2016	$59,102,963	$59,205,031	$102,068
159	5 Year Euro-Bobl	Dec. 2016	23,491,255	23,593,064	101,809
4,341	5 Year U.S. Treasury Notes	Dec. 2016	527,080,751	527,499,328	418,577
313	10 Year Euro-Bund	Dec. 2016	57,815,815	58,261,832	446,017
200	10 Year U.K. Gilt	Dec. 2016	34,035,566	33,764,517	(271,049)
2,794	10 Year U.S. Treasury Notes	Dec. 2016	365,738,886	366,363,250	624,364
100	20 Year U.S. Treasury Bonds	Dec. 2016	16,885,930	16,815,625	(70,305)
632	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	117,887,988	116,209,000	(1,678,988)
197	Euro Schatz. DUA Index	Dec. 2016	24,794,572	24,815,596	21,024
77	Euro-BTP Italian Government Bond	Dec. 2016	12,387,434	12,377,054	(10,380)
983	Mini MSCI EAFE Index	Dec. 2016	83,449,632	83,884,305	434,673

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
106	Russell 2000 Mini Index	Dec. 2016	$ 13,060,260	$ 13,231,980	$ 171,720
1,786	S&P 500 E-Mini Index	Dec. 2016	192,135,198	192,923,720	788,522

					1,078,052
Short Positions:
251	90 Day Euro Dollar	Mar. 2018	61,680,100	62,069,163	(389,063)
764	90 Day Euro Dollar	Jun. 2018	188,520,443	188,870,350	(349,907)
967	90 Day Euro Dollar	Sep. 2018	238,355,688	238,969,875	(614,187)
121	90 Day Euro Dollar	Dec. 2016	29,962,067	29,971,700	(9,633)
205	90 Day Euro Dollar	Dec. 2018	50,477,899	50,637,563	(159,664)
233	90 Day Sterling	Mar. 2018	37,321,651	37,652,005	(330,354)
195	90 Day Sterling	Jun. 2018	31,340,163	31,508,175	(168,012)
237	2 Year U.S. Treasury Notes	Dec. 2016	51,701,391	51,777,094	(75,703)
18	5 Year Euro-Bobl	Dec. 2016	2,663,330	2,670,913	(7,583)
194	10 Year Canadian Government Bonds	Dec. 2016	21,679,729	21,725,279	(45,550)
11	10 Year Japanese Bonds	Dec. 2016	16,461,220	16,525,221	(64,001)
38	10 Year U.K. Gilt	Dec. 2016	6,466,728	6,415,258	51,470
224	20 Year U.S. Treasury Bonds	Dec. 2016	37,748,577	37,667,000	81,577
39	Euro-BTP Italian Government Bond	Dec. 2016	6,272,178	6,268,898	3,280
65	Euro-OAT	Dec. 2016	11,601,299	11,691,661	(90,362)

					(2,167,692)
					$(1,089,640)

Commodity futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions:
34	Brent Crude	Dec. 2016	$ 1,642,025	$ 1,706,460	$ 64,435
55	Brent Crude	Mar. 2017	2,724,249	2,844,050	119,801
130	Brent Crude	Dec. 2017	6,700,278	7,029,100	328,822
20	Brent Crude	Jan. 2018	1,006,762	1,084,800	78,038
1	Brent Crude	Mar. 2018	51,817	54,620	2,803
7	Brent Crude	Sep. 2018	387,073	389,690	2,617
2	Cattle Feeder	Nov. 2016	140,709	119,650	(21,059)
6	Chicago Ethanol (Platts) Swap	Dec. 2016	347,025	356,580	9,555
3	Chicago Ethanol (Platts) Swap	Dec. 2017	169,890	173,250	3,360
29	Cocoa	Mar. 2017	829,537	813,407	(16,130)
15	Cocoa	Mar. 2017	420,658	410,100	(10,558)
5	Coffee ’C’	May 2017	279,256	293,813	14,557
30	Corn	Jul. 2017	534,342	540,375	6,033
19	Corn	Dec. 2017	356,007	357,675	1,668
3	European Gasoil Crack Spread Swap	Apr. 2017	28,760	27,576	(1,184)
3	European Gasoil Crack Spread Swap	May 2017	28,760	27,654	(1,106)
3	European Gasoil Crack Spread Swap	Jun. 2017	28,760	28,215	(545)
21	Gasoline RBOB	Mar. 2017	1,224,682	1,291,424	66,742
21	Gasoline RBOB	Apr. 2017	1,348,531	1,450,449	101,918
12	Hard Red Winter Wheat	Jul. 2017	287,508	271,500	(16,008)
60	Henry Hub LD1 Fixed Price	Apr. 2017	385,233	450,000	64,767
30	Henry Hub LD1 Fixed Price	Apr. 2018	191,700	208,425	16,725
1	Henry Hub Natural Gas Swap	Nov. 2016	6,460	7,265	805
1	Henry Hub Natural Gas Swap	Dec. 2016	6,460	7,830	1,370
116	Henry Hub Natural Gas Swap	Apr. 2017	753,980	870,000	116,020
18	Henry Hub Natural Gas Swap	Jan. 2018	134,052	148,815	14,763
18	Henry Hub Natural Gas Swap	Feb. 2018	134,052	147,060	13,008
30	Henry Hub Natural Gas Swap	Mar. 2018	213,762	238,950	25,188
38	Henry Hub Natural Gas Swap	Apr. 2018	268,062	264,005	(4,057)
18	Henry Hub Natural Gas Swap	May 2018	134,052	123,030	(11,022)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Commodity futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
18	Henry Hub Natural Gas Swap	Jun. 2018	$ 134,053	$ 123,570	$ (10,483)
18	Henry Hub Natural Gas Swap	Jul. 2018	134,053	124,605	(9,448)
18	Henry Hub Natural Gas Swap	Aug. 2018	134,053	124,785	(9,268)
18	Henry Hub Natural Gas Swap	Sep. 2018	134,053	124,425	(9,628)
18	Henry Hub Natural Gas Swap	Oct. 2018	134,053	125,865	(8,188)
18	Henry Hub Natural Gas Swap	Nov. 2018	134,053	128,295	(5,758)
18	Henry Hub Natural Gas Swap	Dec. 2018	134,053	134,910	857
4	Live Cattle	Feb. 2017	182,918	160,960	(21,958)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2016	9,850	7,450	(2,400)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2016	9,850	6,850	(3,000)
5	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2016	9,850	6,600	(3,250)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jan. 2017	1,450	1,360	(90)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Feb. 2017	1,450	1,410	(40)
1	LLS (Argus) vs. WTI Spread Calendar Swap	Mar. 2017	1,450	1,460	10
1	LLS (Argus) vs. WTI Spread Calendar Swap	Apr. 2017	1,450	1,510	60
1	LLS (Argus) vs. WTI Spread Calendar Swap	May 2017	1,450	1,550	100
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jun. 2017	1,450	1,550	100
1	LLS (Argus) vs. WTI Spread Calendar Swap	Jul. 2017	1,450	1,570	120
1	LLS (Argus) vs. WTI Spread Calendar Swap	Aug. 2017	1,450	1,570	120
1	LLS (Argus) vs. WTI Spread Calendar Swap	Sep. 2017	1,450	1,570	120
1	LLS (Argus) vs. WTI Spread Calendar Swap	Oct. 2017	1,450	1,490	40
1	LLS (Argus) vs. WTI Spread Calendar Swap	Nov. 2017	1,450	1,490	40
1	LLS (Argus) vs. WTI Spread Calendar Swap	Dec. 2017	1,450	1,490	40
10	LME Copper	Jan. 2017	1,159,938	1,217,687	57,749
19	LME Lead	Jan. 2017	883,381	1,010,087	126,706
12	LME Nickel	Jan. 2017	721,620	762,264	40,644
21	LME Zinc	Jan. 2017	1,197,262	1,250,287	53,025
7	Low Sulphur Gas Oil	Mar. 2017	307,771	319,900	12,129
38	Low Sulphur Gas Oil	Dec. 2017	1,680,876	1,816,400	135,524
35	Natural Gas	Dec. 2016	1,110,557	1,096,200	(14,357)
50	Natural Gas	Apr. 2017	1,347,266	1,500,000	152,734
27	Natural Gas	Jun. 2017	816,571	808,380	(8,191)
15	Natural Gas	Jul. 2017	455,155	453,300	(1,855)
18	Natural Gas	Jan. 2018	599,325	595,260	(4,065)
58	Natural Gas	Apr. 2018	1,633,103	1,611,820	(21,283)
5	NY Harbor ULSD	Dec. 2016	308,667	325,143	16,476
8	NY Harbor ULSD	Mar. 2017	499,243	529,469	30,226
2	NY Harbor ULSD	Sep. 2017	130,679	135,139	4,460
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jan. 2017	105,420	118,125	12,705
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Feb. 2017	105,420	118,125	12,705
21	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Mar. 2017	454,860	482,895	28,035
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Apr. 2017	105,420	112,350	6,930
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	May 2017	105,420	111,825	6,405
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jul. 2017	105,420	113,137	7,717
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Aug. 2017	105,420	114,362	8,942
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Sep. 2017	105,420	116,025	10,605
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Oct. 2017	105,420	117,249	11,829
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Nov. 2017	105,420	118,562	13,142

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Commodity futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
5	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Dec. 2017	$105,420	$119,700	$ 14,280
2	NYMEX NY Harbor ULSD Crack Spread	Apr. 2017	29,100	29,780	680
2	NYMEX NY Harbor ULSD Crack Spread	May 2017	29,100	29,620	520
2	NYMEX NY Harbor ULSD Crack Spread	Jun. 2017	29,100	29,880	780
74	Platinum	Jan. 2017	3,853,751	3,827,650	(26,101)
1	Red Spring Wheat	Dec. 2016	25,257	25,725	468
54	Soybean	Jan. 2017	2,628,756	2,589,975	(38,781)
18	Soybean Meal	Mar. 2017	557,360	543,780	(13,580)
74	Sugar #11 (World)	Mar. 2017	1,715,269	1,906,240	190,971
84	Sugar #11 (World)	Jul. 2017	1,893,529	2,004,845	111,316
3	White Sugar	Mar. 2017	82,850	89,685	6,835
1	WTI Crude	Nov. 2016	48,156	48,240	84
62	WTI Crude	Sep. 2017	2,702,814	3,224,000	521,186
10	WTI Crude	Oct. 2017	511,445	521,800	10,355
60	WTI Crude	Mar. 2018	2,886,380	3,177,000	290,620
33	WTI Light Sweet Crude Oil	Sep. 2017	1,690,644	1,716,000	25,356

					2,683,348
Short Positions:
1	Brent (ICE) Calendar Swap	Jan. 2017	53,100	51,730	1,370
1	Brent (ICE) Calendar Swap	Feb. 2017	53,100	52,160	940
1	Brent (ICE) Calendar Swap	Mar. 2017	53,100	52,520	580
1	Brent (ICE) Calendar Swap	Apr. 2017	53,100	52,870	230
1	Brent (ICE) Calendar Swap	May 2017	53,100	53,160	(60)
1	Brent (ICE) Calendar Swap	Jun. 2017	53,100	53,400	(300)
1	Brent (ICE) Calendar Swap	Jul. 2017	53,100	53,600	(500)
1	Brent (ICE) Calendar Swap	Aug. 2017	53,100	53,780	(680)
1	Brent (ICE) Calendar Swap	Sep. 2017	53,100	53,940	(840)
1	Brent (ICE) Calendar Swap	Oct. 2017	53,100	54,080	(980)
1	Brent (ICE) Calendar Swap	Nov. 2017	53,100	54,250	(1,150)
1	Brent (ICE) Calendar Swap	Dec. 2017	53,100	54,440	(1,340)
4	Brent Crude	Jan. 2017	193,106	203,000	(9,894)
2	Brent Crude	Feb. 2017	96,032	102,500	(6,468)
88	Brent Crude	Jun. 2017	4,470,479	4,650,800	(180,321)
65	Brent Crude	Sep. 2017	3,211,241	3,483,350	(272,109)
10	Brent Crude	Oct. 2017	496,352	537,700	(41,348)
10	Brent Crude	Apr. 2018	510,732	548,100	(37,368)
45	Brent Crude	Jun. 2018	2,256,760	2,483,100	(226,340)
9	Brent Crude	Dec. 2018	491,682	504,270	(12,588)
2	Cattle Feeder	Oct. 2016	143,938	123,150	20,788
29	Cocoa	Dec. 2016	851,060	835,584	15,476
10	Coffee ’C’	Mar. 2017	565,971	580,875	(14,904)
14	Corn	Dec. 2016	221,641	235,725	(14,084)
100	Corn	Mar. 2017	1,691,035	1,732,500	(41,465)
11	Cotton No. 2	Dec. 2016	370,089	374,440	(4,351)
3	European Gasoil Crack Spread Swap	Oct. 2017	30,930	30,375	555
3	European Gasoil Crack Spread Swap	Nov. 2017	30,930	30,219	711
3	European Gasoil Crack Spread Swap	Dec. 2017	30,930	30,393	537
26	Gasoline RBOB	Dec. 2016	1,469,255	1,566,583	(97,328)
21	Gasoline RBOB	Jun. 2017	1,326,463	1,454,330	(127,867)
37	Gold 100 OZ	Dec. 2016	4,937,689	4,873,270	64,419
5	Gold 100 OZ	Feb. 2017	678,646	660,450	18,196
62	Henry Hub LD1 Fixed Price	Mar. 2017	424,860	500,650	(75,790)
31	Henry Hub LD1 Fixed Price	Mar. 2018	219,170	246,915	(27,745)
116	Henry Hub Natural Gas Swap	Mar. 2017	806,095	936,700	(130,605)
32	Henry Hub Natural Gas Swap	Oct. 2017	208,250	242,240	(33,990)
4	Live Cattle	Dec. 2016	184,374	160,200	24,174
51	LME PRI Aluminum	Jan. 2017	2,097,425	2,138,813	(41,388)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Commodity futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
7	Low Sulphur Gas Oil	Dec. 2016	$300,703	$313,775	$(13,072)
23	Low Sulphur Gas Oil	Jan. 2017	977,487	1,037,875	(60,388)
19	Low Sulphur Gas Oil	Jun. 2017	814,355	882,075	(67,720)
19	Low Sulphur Gas Oil	Jun. 2018	866,777	931,475	(64,698)
78	Natural Gas	Jan. 2017	2,533,779	2,549,040	(15,261)
41	Natural Gas	Mar. 2017	1,288,366	1,324,300	(35,934)
7	Natural Gas	May 2017	209,267	207,480	1,787
45	Natural Gas	Oct. 2017	1,343,387	1,362,600	(19,213)
31	Natural Gas	Mar. 2018	1,006,648	987,660	18,988
91	No. 2 Soft Red Winter Wheat	Mar. 2017	1,951,804	1,932,613	19,191
12	No. 2 Soft Red Winter Wheat	Jul. 2017	293,359	268,500	24,859
7	NY Harbor ULSD	Jan. 2017	428,333	459,081	(30,748)
11	NY Harbor ULSD	Jun. 2017	692,203	729,036	(36,833)
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jan. 2017	53,865	48,126	5,739
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Feb. 2017	53,865	48,388	5,477
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Mar. 2017	53,865	48,651	5,214
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Apr. 2017	53,865	48,695	5,170
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	May 2017	53,865	50,137	3,728
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jun. 2017	53,865	51,713	2,152
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Jul. 2017	53,865	53,287	578
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Aug. 2017	53,865	54,995	(1,130)
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Sep. 2017	53,865	56,700	(2,835)
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Oct. 2017	53,865	58,275	(4,410)
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Nov. 2017	53,865	59,850	(5,985)
5	NYMEX Mont Belvieu Ethane 5 Decimal (OPIS) Swap	Dec. 2017	53,865	61,425	(7,560)
11	NYMEX Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Jun. 2017	233,698	246,593	(12,895)
2	NYMEX NY Harbor ULSD Crack Spread	Oct. 2017	32,150	32,140	10
2	NYMEX NY Harbor ULSD Crack Spread	Nov. 2017	32,150	32,580	(430)
2	NYMEX NY Harbor ULSD Crack Spread	Dec. 2017	32,150	33,120	(970)
1	Red Spring Wheat	Mar. 2017	25,847	26,050	(203)
7	Silver	Mar. 2017	708,582	676,515	32,067
47	Soybean	Nov. 2016	2,316,079	2,241,900	74,179
22	Soybean	Nov. 2017	1,040,384	1,048,575	(8,191)
18	Soybean Meal	May 2017	557,865	547,020	10,845
84	Sugar #11 (World)	May 2017	1,950,218	2,084,813	(134,595)
1	WTI Crude	Jan. 2017	48,075	49,400	(1,325)
20	WTI Crude	Feb. 2017	941,480	998,600	(57,120)
6	WTI Crude	Mar. 2017	284,247	302,460	(18,213)
15	WTI Crude	Jun. 2017	758,071	771,150	(13,079)
5	WTI Crude	Aug. 2017	254,207	259,100	(4,893)
91	WTI Crude	Dec. 2017	4,404,800	4,782,050	(377,250)
7	WTI Crude	Jun. 2018	337,240	373,520	(36,280)
7	WTI Crude	Dec. 2018	372,683	379,190	(6,507)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Commodity futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
39	WTI Light Sweet Crude Oil	Mar. 2017	$1,904,712	$1,965,990	$ (61,278)

					(2,142,859)
					$ 540,489

Cash of $1,306,465 has been segregated with Goldman Sachs & Co. and U.S. Treasury Obligations with an aggregate market value of $7,002,475 and $19,579,499 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., to cover requirements for open futures contracts as of September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/04/16	Barclays Capital Group	BRL	1,919	$586,960	$589,486	$2,526
Expiring 10/04/16	BNP Paribas	BRL	22,900	7,054,402	7,033,191	(21,211)
Expiring 10/04/16	Citigroup Global Markets	BRL	43,409	13,372,185	13,331,978	(40,207)
Expiring 10/04/16	Citigroup Global Markets	BRL	2,291	703,582	703,692	110
Expiring 10/04/16	Deutsche Bank AG	BRL	159,400	48,431,035	48,955,924	524,889
Expiring 10/04/16	JPMorgan Chase	BRL	46,800	14,416,857	14,373,509	(43,348)
Expiring 10/04/16	Morgan Stanley	BRL	23,391	7,205,722	7,184,056	(21,666)
Expiring 10/04/16	Morgan Stanley	BRL	1,919	591,263	589,485	(1,778)
Expiring 10/04/16	UBS AG	BRL	22,900	7,054,402	7,033,191	(21,211)
Expiring 11/03/16	Morgan Stanley	BRL	2,291	701,847	697,517	(4,330)
British Pound,
Expiring 10/04/16	BNP Paribas	GBP	65,209	84,836,909	84,527,399	(309,510)
Expiring 10/04/16	BNP Paribas	GBP	8,591	11,176,891	11,136,114	(40,777)
Canadian Dollar,
Expiring 10/04/16	Citigroup Global Markets	CAD	909	704,438	692,549	(11,889)
Expiring 10/04/16	Goldman Sachs & Co.	CAD	11,610	9,048,681	8,849,696	(198,985)
Expiring 10/04/16	Goldman Sachs & Co.	CAD	9,953	7,597,369	7,586,651	(10,718)
Expiring 10/04/16	Goldman Sachs & Co.	CAD	3,936	3,001,254	3,000,207	(1,047)
Expiring 10/04/16	JPMorgan Chase	CAD	21,498	16,248,846	16,386,417	137,571
Expiring 10/04/16	JPMorgan Chase	CAD	6,085	4,713,548	4,638,277	(75,271)
Expiring 10/14/16	Citigroup Global Markets	CAD	624	480,442	475,595	(4,847)
Chinese Renminbi,
Expiring 10/11/16	Goldman Sachs & Co.	CNH	18,921	2,785,345	2,833,106	47,761
Expiring 10/11/16	Standard Chartered PLC	CNH	6,557	981,186	981,776	590
Expiring 10/24/16	Hong Kong & Shanghai Bank	CNH	16,618	2,492,268	2,485,744	(6,524)
Expiring 10/24/16	Royal Bank of Canada	CNH	34,577	5,156,436	5,172,094	15,658
Expiring 12/05/16	BNP Paribas	CNH	22,383	3,278,073	3,339,752	61,679
Expiring 12/05/16	Deutsche Bank AG	CNH	34,877	5,121,966	5,204,047	82,081
Expiring 12/05/16	JPMorgan Chase	CNH	60,179	8,793,556	8,979,349	185,793
Expiring 12/05/16	JPMorgan Chase	CNH	16,553	2,408,591	2,469,903	61,312
Expiring 12/07/16	BNP Paribas	CNH	20,007	2,927,508	2,984,900	57,392
Expiring 01/06/17	Morgan Stanley	CNH	11,483	1,702,710	1,710,593	7,883
Danish Krone,
Expiring 10/03/16	Barclays Capital Group	DKK	36,409	5,482,127	5,494,135	12,008
Expiring 10/03/16	BNP Paribas	DKK	62,854	9,454,627	9,484,653	30,026
Expiring 10/03/16	Hong Kong & Shanghai Bank	DKK	219,880	33,097,012	33,179,996	82,984
Expiring 10/03/16	Hong Kong & Shanghai Bank	DKK	16,088	2,421,615	2,427,687	6,072
Euro,
Expiring 10/04/16	BNP Paribas	EUR	935	1,043,517	1,050,538	7,021
Expiring 10/04/16	Citigroup Global Markets	EUR	1,352	1,517,413	1,519,067	1,654
Expiring 10/04/16	Goldman Sachs & Co.	EUR	177,773	199,283,533	199,740,455	456,922
Expiring 10/04/16	Goldman Sachs & Co.	EUR	20,541	23,026,656	23,079,452	52,796
Expiring 10/04/16	Hong Kong & Shanghai Bank	EUR	729	815,298	819,082	3,784
Expiring 10/04/16	JPMorgan Chase	EUR	731	819,240	821,330	2,090

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/16	JPMorgan Chase	EUR	459	$515,696	$515,719	$23
Expiring 10/04/16	UBS AG	EUR	834	938,567	937,058	(1,509)
Expiring 10/04/16	UBS AG	EUR	722	812,524	811,217	(1,307)
Indian Rupee,
Expiring 11/10/16	UBS AG	INR	245,630	3,628,081	3,662,250	34,169
Expiring 11/10/16	UBS AG	INR	26,696	394,317	398,031	3,714
Japanese Yen,
Expiring 10/04/16	BNP Paribas	JPY	166,100	1,605,591	1,638,265	32,674
Expiring 10/04/16	Goldman Sachs & Co.	JPY	432,900	4,270,334	4,269,747	(587)
Expiring 10/04/16	Goldman Sachs & Co.	JPY	253,400	2,524,973	2,499,316	(25,657)
Expiring 10/04/16	Standard Chartered PLC	JPY	768,628	7,632,850	7,581,075	(51,775)
Expiring 10/04/16	Standard Chartered PLC	JPY	145,722	1,447,094	1,437,278	(9,816)
Expiring 10/04/16	UBS AG	JPY	303,000	3,020,248	2,988,528	(31,720)
Expiring 11/02/16	Standard Chartered PLC	JPY	2,959,100	29,405,744	29,221,848	(183,896)
Mexican Peso,
Expiring 10/20/16	BNP Paribas	MXN	24,354	1,273,548	1,253,000	(20,548)
Expiring 10/20/16	Citigroup Global Markets	MXN	35,398	1,798,121	1,821,208	23,087
Expiring 10/20/16	JPMorgan Chase	MXN	28,229	1,538,981	1,452,367	(86,614)
New Zealand Dollar,
Expiring 10/04/16	Hong Kong & Shanghai Bank	NZD	3,545	2,574,480	2,581,080	6,600
Russian Ruble,
Expiring 10/18/16	Credit Suisse First Boston Corp.	RUB	44,010	687,011	697,751	10,740
Singapore Dollar,
Expiring 11/10/16	Goldman Sachs & Co.	SGD	2,683	1,967,000	1,968,160	1,160
Expiring 11/10/16	Standard Chartered PLC	SGD	1,865	1,372,000	1,367,642	(4,358)
South African Rand,
Expiring 10/13/16	Bank of America	ZAR	3,523	241,981	256,065	14,084

				$618,184,451	$618,920,198	735,747

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/04/16	JPMorgan Chase	AUD	8,518	$6,416,924	$6,518,636	$(101,712)
Expiring 10/04/16	JPMorgan Chase	AUD	3,766	2,840,869	2,882,036	(41,167)
Expiring 10/04/16	JPMorgan Chase	AUD	1,460	1,113,791	1,117,306	(3,515)
Expiring 10/04/16	JPMorgan Chase	AUD	980	738,270	749,972	(11,702)
Expiring 10/04/16	Standard Chartered PLC	AUD	6,040	4,622,724	4,622,277	447
Brazilian Real,
Expiring 10/04/16	Barclays Capital Group	BRL	1,919	591,263	589,485	1,778
Expiring 10/04/16	BNP Paribas	BRL	22,900	5,616,875	7,033,191	(1,416,316)
Expiring 10/04/16	Citigroup Global Markets	BRL	45,700	11,072,346	14,035,670	(2,963,324)
Expiring 10/04/16	Deutsche Bank AG	BRL	159,400	49,103,567	48,955,924	147,643
Expiring 10/04/16	Goldman Sachs & Co.	BRL	1,919	586,960	589,486	(2,526)
Expiring 10/04/16	JPMorgan Chase	BRL	46,800	11,137,554	14,373,509	(3,235,955)
Expiring 10/04/16	Morgan Stanley	BRL	21,100	5,086,789	6,480,364	(1,393,575)
Expiring 10/04/16	Morgan Stanley	BRL	2,291	707,711	703,692	4,019
Expiring 10/04/16	UBS AG	BRL	22,900	5,620,322	7,033,192	(1,412,870)
Expiring 01/04/17	BNP Paribas	BRL	49,000	11,391,375	14,639,175	(3,247,800)
Expiring 07/05/17	JPMorgan Chase	BRL	228,000	57,912,116	64,938,209	(7,026,093)
British Pound,
Expiring 10/04/16	Goldman Sachs & Co.	GBP	351	469,872	454,985	14,887
Expiring 10/04/16	JPMorgan Chase	GBP	65,209	85,458,677	84,527,399	931,278
Expiring 10/04/16	JPMorgan Chase	GBP	8,240	10,798,808	10,681,129	117,679
Expiring 10/27/16	JPMorgan Chase	GBP	2,767	3,641,860	3,588,617	53,243
Expiring 10/27/16	Morgan Stanley	GBP	284	378,534	367,970	10,564

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/02/16	BNP Paribas	GBP	65,209	$84,879,947	$84,578,544	$301,403
Expiring 11/02/16	BNP Paribas	GBP	8,591	11,182,561	11,142,852	39,709
Canadian Dollar,
Expiring 10/04/16	Citigroup Global Markets	CAD	35,748	27,413,773	27,248,493	165,280
Expiring 10/04/16	JPMorgan Chase	CAD	14,747	11,479,074	11,240,485	238,589
Expiring 10/04/16	JPMorgan Chase	CAD	3,496	2,710,770	2,664,818	45,952
Expiring 11/02/16	JPMorgan Chase	CAD	21,498	16,251,621	16,390,068	(138,447)
Chinese Renminbi,
Expiring 10/11/16	BNP Paribas	CNH	22,383	3,294,963	3,351,462	(56,499)
Expiring 10/11/16	BNP Paribas	CNH	20,007	2,943,877	2,995,678	(51,801)
Expiring 10/24/16	Goldman Sachs & Co.	CNH	25,609	3,830,000	3,830,745	(745)
Expiring 10/24/16	Hong Kong & Shanghai Bank	CNH	49,689	7,427,076	7,432,631	(5,555)
Expiring 10/24/16	Hong Kong & Shanghai Bank	CNH	34,577	5,185,668	5,172,093	13,575
Expiring 12/05/16	Morgan Stanley	CNH	133,991	20,140,000	19,993,050	146,950
Expiring 12/07/16	Hong Kong & Shanghai Bank	CNH	20,007	3,011,000	2,984,900	26,100
Expiring 01/06/17	Citigroup Global Markets	CNH	4,911	707,000	731,495	(24,495)
Expiring 01/06/17	JPMorgan Chase	CNH	6,573	952,000	979,098	(27,098)
Danish Krone,
Expiring 10/03/16	Credit Suisse First Boston Corp.	DKK	11,265	1,692,127	1,699,893	(7,766)
Expiring 10/03/16	Goldman Sachs & Co.	DKK	8,695	1,306,175	1,312,080	(5,905)
Expiring 10/03/16	Hong Kong & Shanghai Bank	DKK	1,290	193,302	194,662	(1,360)
Expiring 10/03/16	JPMorgan Chase	DKK	31,850	4,834,661	4,806,180	28,481
Expiring 10/03/16	JPMorgan Chase	DKK	31,745	4,815,589	4,790,336	25,253
Expiring 10/03/16	JPMorgan Chase	DKK	19,425	2,885,697	2,931,241	(45,544)
Expiring 10/03/16	JPMorgan Chase	DKK	18,945	2,829,744	2,858,810	(29,066)
Expiring 10/03/16	JPMorgan Chase	DKK	15,835	2,390,071	2,389,509	562
Expiring 10/03/16	JPMorgan Chase	DKK	13,195	1,975,287	1,991,132	(15,845)
Expiring 10/03/16	JPMorgan Chase	DKK	9,115	1,357,502	1,375,457	(17,955)
Expiring 10/03/16	JPMorgan Chase	DKK	5,265	788,323	794,491	(6,168)
Expiring 10/03/16	JPMorgan Chase	DKK	5,065	756,949	764,311	(7,362)
Expiring 10/03/16	JPMorgan Chase	DKK	4,960	739,698	748,466	(8,768)
Expiring 10/03/16	JPMorgan Chase	DKK	3,480	519,747	525,134	(5,387)
Expiring 10/03/16	JPMorgan Chase	DKK	2,350	350,409	354,617	(4,208)
Expiring 10/03/16	JPMorgan Chase	DKK	2,230	336,094	336,508	(414)
Expiring 10/03/16	JPMorgan Chase	DKK	1,150	174,450	173,535	915
Expiring 10/03/16	JPMorgan Chase	DKK	1,145	172,818	172,781	37
Expiring 01/03/17	Hong Kong & Shanghai Bank	DKK	2,095	315,073	317,595	(2,522)
Expiring 01/03/17	Societe Generale	DKK	5,454	834,962	826,808	8,154
Expiring 01/03/17	UBS AG	DKK	13,825	2,113,392	2,095,825	17,567
Expiring 01/03/17	UBS AG	DKK	4,145	630,320	628,368	1,952
Expiring 04/03/17	Bank of America	DKK	5,518	835,473	840,247	(4,774)
Expiring 04/03/17	BNP Paribas	DKK	62,854	9,533,967	9,570,459	(36,492)
Expiring 04/03/17	BNP Paribas	DKK	17,264	2,623,884	2,628,714	(4,830)
Expiring 04/03/17	BNP Paribas	DKK	13,485	2,060,003	2,053,303	6,700
Expiring 04/03/17	UBS AG	DKK	2,860	434,559	435,479	(920)
Expiring 07/03/17	Barclays Capital Group	DKK	36,409	5,554,047	5,569,779	(15,732)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	219,880	33,672,282	33,842,479	(170,197)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	16,088	2,463,706	2,476,159	(12,453)
Expiring 10/02/17	JPMorgan Chase	DKK	2,295	351,746	351,746	—
Euro,
Expiring 10/04/16	Morgan Stanley	EUR	182,242	206,128,459	204,761,691	1,366,768
Expiring 10/04/16	Morgan Stanley	EUR	21,603	24,434,702	24,272,684	162,018
Expiring 10/04/16	UBS AG	EUR	231	257,868	259,544	(1,676)
Expiring 10/27/16	Barclays Capital Group	EUR	7,265	8,018,736	8,171,409	(152,673)
Expiring 10/27/16	Citigroup Global Markets	EUR	591	666,824	664,147	2,677
Expiring 10/27/16	Hong Kong & Shanghai Bank	EUR	1,146	1,292,310	1,289,351	2,959
Expiring 10/27/16	UBS AG	EUR	1,975	2,207,388	2,221,491	(14,103)
Expiring 10/27/16	UBS AG	EUR	1,245	1,391,678	1,400,332	(8,654)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 11/02/16	Goldman Sachs & Co.	EUR	177,773	$199,526,638	$200,014,942	$(488,304)
Expiring 11/02/16	Goldman Sachs & Co.	EUR	20,541	23,054,746	23,111,168	(56,422)
Japanese Yen,
Expiring 10/04/16	Goldman Sachs & Co.	JPY	1,491,128	14,865,198	14,707,185	158,013
Expiring 10/04/16	Goldman Sachs & Co.	JPY	578,622	5,768,342	5,707,026	61,316
Expiring 11/02/16	Standard Chartered PLC	JPY	768,628	7,642,108	7,590,392	51,716
Expiring 11/02/16	Standard Chartered PLC	JPY	145,722	1,448,849	1,439,044	9,805
Malaysian Ringgit,
Expiring 11/15/16	Deutsche Bank AG	MYR	15,213	3,759,000	3,669,380	89,620
Expiring 11/15/16	Standard Chartered PLC	MYR	8,346	2,049,313	2,013,158	36,155
Mexican Peso,
Expiring 10/20/16	BNP Paribas	MXN	43,292	2,198,352	2,227,350	(28,998)
Expiring 10/20/16	Citigroup Global Markets	MXN	372,292	18,910,418	19,154,223	(243,805)
Expiring 10/20/16	Citigroup Global Markets	MXN	77,227	4,253,567	3,973,283	280,284
Expiring 10/20/16	JPMorgan Chase	MXN	43,828	2,205,174	2,254,926	(49,752)
Expiring 10/20/16	JPMorgan Chase	MXN	17,312	878,241	890,693	(12,452)
Expiring 10/21/16	Goldman Sachs & Co.	MXN	3,467	185,228	178,331	6,897
New Taiwanese Dollar,
Expiring 11/10/16	Credit Suisse First Boston Corp.	TWD	136,538	4,295,000	4,360,875	(65,875)
Expiring 11/10/16	JPMorgan Chase	TWD	42,025	1,328,000	1,342,218	(14,218)
Expiring 11/10/16	JPMorgan Chase	TWD	32,411	1,025,000	1,035,156	(10,156)
Expiring 11/10/16	Morgan Stanley	TWD	57,740	1,814,000	1,844,140	(30,140)
Expiring 11/10/16	UBS AG	TWD	178,568	5,606,532	5,703,267	(96,735)
Expiring 11/10/16	UBS AG	TWD	93,658	2,940,609	2,991,346	(50,737)
New Zealand Dollar,
Expiring 10/04/16	JPMorgan Chase	NZD	6,808	4,977,684	4,956,412	21,272
Expiring 11/02/16	Hong Kong & Shanghai Bank	NZD	3,545	2,571,413	2,577,914	(6,501)
Russian Ruble,
Expiring 10/18/16	Standard Chartered PLC	RUB	44,010	670,065	697,750	(27,685)
Expiring 12/15/16	Credit Suisse First Boston Corp.	RUB	44,010	677,597	687,459	(9,862)
Singapore Dollar,
Expiring 11/10/16	Deutsche Bank AG	SGD	1,355	990,000	993,801	(3,801)
Expiring 11/10/16	Hong Kong & Shanghai Bank	SGD	18,057	13,463,090	13,244,597	218,493
Expiring 11/10/16	JPMorgan Chase	SGD	5,721	4,229,000	4,196,566	32,434
Expiring 11/10/16	JPMorgan Chase	SGD	1,991	1,468,540	1,460,367	8,173
South African Rand,
Expiring 11/10/16	BNP Paribas	ZAR	6,296	442,347	455,095	(12,748)
Expiring 11/10/16	Citigroup Global Markets	ZAR	3,516	252,840	254,156	(1,316)
South Korean Won,
Expiring 11/10/16	Citigroup Global Markets	KRW	6,249,816	5,692,000	5,673,021	18,979
Expiring 11/10/16	Deutsche Bank AG	KRW	5,945,800	5,425,000	5,397,063	27,937
Expiring 11/10/16	Goldman Sachs & Co.	KRW	151,898	136,000	137,880	(1,880)
Expiring 11/10/16	Hong Kong & Shanghai Bank	KRW	822,900	750,000	746,955	3,045
Expiring 11/10/16	JPMorgan Chase	KRW	2,649,793	2,390,000	2,405,244	(15,244)
Expiring 11/10/16	JPMorgan Chase	KRW	1,250,660	1,131,000	1,135,237	(4,237)
Expiring 11/10/16	JPMorgan Chase	KRW	898,766	805,000	815,819	(10,819)
Expiring 11/10/16	UBS AG	KRW	19,023,934	17,102,471	17,268,216	(165,745)
Thai Baht,
Expiring 11/10/16	Standard Chartered PLC	THB	3,739	107,485	107,853	(368)

				$1,177,692,406	$1,195,934,897	(18,242,491)

						$(17,506,744)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
EUR	1,400	10/15/17	0.525%	Eurozone HICP Ex Tobacco Index(2)	$(3,244)	$702	$(3,946)	UBS AG
EUR	700	10/15/17	0.580%	Eurozone HICP Ex Tobacco Index(2)	(2,496)	—	(2,496)	JPMorgan Chase
EUR	500	10/15/17	0.580%	Eurozone HICP Ex Tobacco Index(2)	(1,783)	(486)	(1,297)	Deutsche Bank AG
EUR	300	10/15/17	0.550%	Eurozone HICP Ex Tobacco Index(2)	(865)	—	(865)	BNP Paribas
EUR	6,900	05/15/18	0.830%	Eurozone HICP Ex Tobacco Index(1)	(34,127)	—	(34,127)	Citigroup Global Markets
EUR	200	08/15/18	0.655%	Eurozone HICP Ex Tobacco Index(2)	(978)	(263)	(715)	Citigroup Global Markets
EUR	900	09/15/18	0.610%	Eurozone HICP Ex Tobacco Index(2)	(2,840)	—	(2,840)	UBS AG
EUR	400	09/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(1,812)	(341)	(1,471)	Goldman Sachs & Co.
EUR	400	09/15/18	0.623%	Eurozone HICP Ex Tobacco Index(2)	(1,434)	38	(1,472)	Morgan Stanley
EUR	300	09/15/18	0.605%	Eurozone HICP Ex Tobacco Index(2)	(894)	—	(894)	Deutsche Bank AG
EUR	100	09/15/18	0.640%	Eurozone HICP Ex Tobacco Index(2)	(418)	—	(418)	Citigroup Global Markets
EUR	800	10/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(2,914)	388	(3,302)	Deutsche Bank AG
EUR	300	10/15/18	0.650%	Eurozone HICP Ex Tobacco Index(2)	(1,093)	—	(1,093)	Citigroup Global Markets
EUR	2,720	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	17,153	—	17,153	Citigroup Global Markets
EUR	1,200	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	7,568	—	7,568	Morgan Stanley
EUR	800	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	5,045	—	5,045	BNP Paribas
EUR	200	04/15/21	0.810%	Eurozone HICP Ex Tobacco Index(2)	1,261	—	1,261	Deutsche Bank AG
EUR	5,200	05/15/21	0.880%	Eurozone HICP Ex Tobacco Index(2)	22,731	—	22,731	Citigroup Global Markets
EUR	1,300	05/15/26	1.178%	Eurozone HICP Ex Tobacco Index(1)	7,121	(200)	7,321	Citigroup Global Markets

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
EUR	2,700	08/15/26	1.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$ (13,606)	$—	$ (13,606)	Royal Bank of Scotland Group PLC
GBP	7,070	01/14/30	3.140%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	103,520	—	103,520	Goldman Sachs & Co.
GBP	1,000	04/15/30	3.190%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,012	—	13,012	Citigroup Global Markets
GBP	2,100	05/15/30	3.320%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	91,236	—	91,236	Morgan Stanley
GBP	1,300	05/15/30	3.350%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	67,415	—	67,415	Citigroup Global Markets
GBP	500	05/15/30	3.353%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	26,280	—	26,280	Credit Suisse First Boston Corp.
GBP	2,600	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	154,897	(2,411)	157,308	Citigroup Global Markets
GBP	1,200	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	71,491	3,737	67,754	Goldman Sachs & Co.
GBP	1,200	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	71,491	103,941	(32,450)	Citigroup Global Markets
GBP	1,100	06/15/30	3.400%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	65,533	5,148	60,385	BNP Paribas
GBP	900	06/15/30	3.430%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	61,268	249	61,019	Bank of America

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
GBP	2,940	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$96,086	$(9,203)	$105,289	Goldman Sachs & Co.
GBP	1,800	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	58,828	3,167	55,661	Deutsche Bank AG
GBP	1,500	08/15/30	3.325%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	49,024	(4,948)	53,972	Citigroup Global Markets
GBP	1,000	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	18,389	—	18,389	JPMorgan Chase
GBP	400	09/15/30	3.275%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	7,356	—	7,356	Citigroup Global Markets
GBP	200	12/15/30	3.300%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	2,401	881	1,520	BNP Paribas
GBP	300	04/15/31	3.140%	UK Retail Price Index(1)	(13,259)	—	(13,259)	Citigroup Global Markets
GBP	1,000	06/15/31	3.100%	Eurozone HICP Ex Tobacco Index(1)	(66,330)	—	(66,330)	Deutsche Bank AG
GBP	900	07/15/31	3.140%	UK Retail Price Index(1)	(52,506)	—	(52,506)	Royal Bank of Scotland Group PLC
GBP	700	04/15/35	3.358%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	32,793	—	32,793	Goldman Sachs & Co.
GBP	1,700	01/12/45	3.328%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	131,260	20,574	110,686	Bank of America
GBP	210	06/15/46	3.120%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(2)	32,699	—	32,699	Goldman Sachs & Co.
	3,400	10/23/16	1.935%	CPI Urban Consumer(1)	(99,595)	(10,030)	(89,565)	Royal Bank of Scotland Group PLC
	2,300	02/12/17	2.415%	CPI Urban Consumers(2)	(118,605)	—	(118,605)	Goldman Sachs & Co.
	5,100	04/15/17	1.715%	CPI Urban Consumers(2)	22,128	—	22,128	Bank of America

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements (cont’d.):
9,300	07/15/17	2.250%	CPI Urban Consumers(2)	$(498,133)	$19,486	$(517,619)	Royal Bank of Scotland Group PLC
1,700	10/16/17	1.010%	CPI Urban Consumers(2)	15,697	—	15,697	Bank of America
3,600	11/02/17	1.130%	CPI Urban Consumers(2)	29,598	—	29,598	Royal Bank of Scotland Group PLC
12,700	04/15/18	2.033%	CPI Urban Consumers(2)	(505,600)	—	(505,600)	Goldman Sachs & Co.
1,300	05/23/18	1.580%	CPI Urban Consumers(2)	1,958	—	1,958	Bank of America
1,100	06/07/18	1.565%	CPI Urban Consumers(2)	1,722	—	1,722	Bank of America
1,700	10/01/18	2.175%	CPI Urban Consumers(2)	(76,095)	(1,059)	(75,036)	Goldman Sachs & Co.
2,000	11/01/18	2.173%	CPI Urban Consumer(2)	(89,521)	—	(89,521)	Deutsche Bank AG
800	03/04/19	1.725%	CPI Urban Consumers(1)	(6,278)	—	(6,278)	Deutsche Bank AG
13,500	11/23/20	1.570%	CPI Urban Consumers(2)	61,759	—	61,759	Bank of America
2,000	07/26/21	1.730%	CPI Urban Consumer(1)	(1,472)	—	(1,472)	JPMorgan Chase
2,000	07/26/21	1.550%	CPI Urban Consumer(2)	19,954	—	19,954	JPMorgan Chase
1,540	09/12/21	1.801%	CPI Urban Consumer(1)	(9,898)	—	(9,898)	JPMorgan Chase
1,540	09/12/21	1.603%	CPI Urban Consumer(2)	8,809	—	8,809	JPMorgan Chase
11,000	07/15/22	2.500%	CPI Urban Consumers(2)	(1,281,064)	173,576	(1,454,640)	BNP Paribas
2,200	07/15/22	2.500%	CPI Urban Consumers(2)	(256,213)	39,860	(296,073)	Deutsche Bank AG
600	09/20/26	1.805%	CPI Urban Consumer(1)	(4,066)	—	(4,066)	Morgan Stanley

				$(1,769,656)	$342,806	$(2,112,462)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
CAD	1,600	12/15/25	2.300%	3 Month Canadian Bankers Acceptance(2)	$(37,595)	$(123,615)	$(86,020)
EUR	1,600	06/20/24	(0.050)%	1 Day EONIA(2)	—	(19,983)	(19,983)
EUR	2,335	09/13/24	(0.104)%	1 Day USOIS(2)	—	(11,938)	(11,938)
EUR	3,860	02/23/26	0.324%	1 Day EONIA(2)	(55,615)	(160,692)	(105,077)
EUR	6,430	05/09/31	1.587%	6 Month EURIBOR(1)	—	276,584	276,584
EUR	1,500	03/16/46	1.500%	6 Month EURIBOR(1)	61,244	(363,743)	(424,987)
EUR	4,040	05/09/46	1.357%	6 Month EURIBOR(2)	—	(226,442)	(226,442)
GBP	38,500	09/21/18	1.000%	6 Month GBP LIBOR(2)	(58,211)	(549,518)	(491,307)
GBP	41,250	09/27/18	0.416%	6 Month GBP LIBOR(1)	(8,145)	(28,721)	(20,576)
GBP	13,800	12/17/19	2.250%	6 Month GBP LIBOR(2)	(968,467)	(1,115,394)	(146,927)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
GBP	16,475	09/27/21	0.463%	6 Month GBP LIBOR(2)	$7,151	$49,265	$42,114
GBP	4,440	09/16/25	2.000%	6 Month LIBOR(2)	160,964	(663,717)	(824,681)
GBP	530	03/18/45	2.000%	6 Month GBP LIBOR(2)	13,269	(178,479)	(191,748)
JPY	7,535,000	12/20/19	0.250%	6 Month JPY LIBOR(1)	17,937	932,086	914,149
JPY	2,130,000	09/18/20	0.500%	6 Month JPY LIBOR(1)	207,703	517,958	310,255
JPY	120,000	09/18/23	1.000%	6 Month JPY LIBOR(2)	(46,163)	(87,970)	(41,807)
JPY	700,000	03/18/26	0.300%	6 Month JPY LIBOR(1)	164,013	177,899	13,886
JPY	11,020,000	06/19/33	1.500%	6 Month JPY LIBOR(1)	7,749,895	22,543,354	14,793,459
JPY	1,260,000	06/17/35	1.250%	6 Month JPY LIBOR(1)	1,672,772	2,164,518	491,746
JPY	470,000	12/21/45	1.500%	6 Month JPY LIBOR(1)	1,366,281	1,404,523	38,242
MXN	52,100	02/06/20	5.310%	28 day Mexican interbank rate(1)	(509)	(52,756)	(52,247)
MXN	129,900	12/27/24	5.795%	28 day Mexican interbank rate(1)	14,649	(229,156)	(243,805)
	95,180	11/02/16	0.426%	1 Day USOIS(1)	—	(2,881)	(2,881)
	408,060	02/01/17	0.542%	1 Day USOIS(2)	—	(6,837)	(6,837)
	118,410	02/18/17	0.466%	1 Day USOIS(2)	—	3,647	3,647
	57,400	08/19/17	0.524%	1 Day USOIS(2)	—	4,289	4,289
	223,275	09/09/17	0.539%	1 Day USOIS(2)	29,641	14,650	(14,991)
	5,600	06/15/18	1.250%	3 Month LIBOR(1)	26,157	43,409	17,252
	43,000	09/30/18	0.655%	1 Day USOIS(2)	—	3,706	3,706
	100,400	06/21/19	1.250%	3 Month LIBOR(2)	(245,722)	(320,137)	(74,415)
	19,800	12/16/20	2.000%	3 Month LIBOR(2)	(484,119)	(809,779)	(325,660)
	56,600	06/15/21	2.000%	3 Month LIBOR(2)	(2,074,658)	(2,465,997)	(391,339)
	13,000	06/15/21	2.000%	3 Month LIBOR(2)	(422,500)	(489,863)	(67,363)
	66,400	06/28/21	1.450%	3 Month LIBOR(2)	—	(126,082)	(126,082)
	28,600	12/21/21	1.500%	3 Month LIBOR(2)	(453,760)	(383,095)	70,665
	131,425	12/31/21	1.787%	3 Month LIBOR(2)	(67,161)	(4,605,833)	(4,538,672)
	15,300	12/31/21	1.850%	3 Month LIBOR(2)	—	(589,812)	(589,812)
	58,900	05/31/22	1.741%	3 Month LIBOR(2)	399,343	(1,995,853)	(2,395,196)
	30,050	05/31/22	2.237%	3 Month LIBOR(2)	(78,799)	(1,895,459)	(1,816,660)
	54,300	08/31/22	2.013%	3 Month LIBOR(2)	(165,854)	(2,496,092)	(2,330,238)
	21,100	08/31/22	1.788%	3 Month LIBOR(2)	—	(688,104)	(688,104)
	18,720	11/30/22	1.982%	3 Month LIBOR(2)	—	(928,523)	(928,523)
	81,900	12/16/22	2.250%	3 Month LIBOR(2)	864,901	(5,424,515)	(6,289,416)
	11,100	12/16/22	2.250%	3 Month LIBOR(1)	77,072	724,747	647,675
	11,225	12/31/22	1.416%	3 Month LIBOR(2)	—	(146,806)	(146,806)
	8,200	12/31/22	1.409%	3 Month LIBOR(2)	—	(103,544)	(103,544)
	5,500	12/31/22	1.405%	3 Month LIBOR(2)	—	(68,070)	(68,070)
	4,850	12/31/22	1.495%	3 Month LIBOR(2)	—	(87,821)	(87,821)
	4,200	12/31/22	1.406%	3 Month LIBOR(2)	—	(52,373)	(52,373)
	2,200	12/31/22	1.412%	3 Month LIBOR(2)	—	(28,158)	(28,158)
	21,075	05/31/23	1.578%	3 Month LIBOR(2)	(19,454)	(408,013)	(388,559)
	10,880	05/31/23	1.395%	3 Month LIBOR(2)	—	(81,135)	(81,135)
	10,880	05/31/23	1.394%	3 Month LIBOR(2)	—	(80,365)	(80,365)
	10,540	05/31/23	1.513%	3 Month LIBOR(2)	—	(159,302)	(159,302)
	4,200	05/31/23	1.584%	3 Month LIBOR(2)	—	(82,787)	(82,787)
	56,740	08/02/23	— (5)	— (5)	2,037	73,030	70,993
	37,320	08/02/23	— (3)	— (3)	(14,264)	41,568	55,832
	18,110	08/03/23	— (4)	— (4)	(13,342)	22,585	35,927
	1,100	08/05/25	2.350%	3 Month LIBOR(2)	—	(88,323)	(88,323)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
2,600	09/16/25	2.233%	3 Month LIBOR(2)	$—	$(178,898)	$(178,898)
2,100	09/16/25	2.225%	3 Month LIBOR(2)	—	(143,134)	(143,134)
700	10/02/25	2.350%	3 Month LIBOR(2)	—	(61,990)	(61,990)
24,600	10/28/25	2.800%	3 Month LIBOR(2)	(158,337)	(1,258,721)	(1,100,384)
46,100	02/22/26	2.500%	3 Month LIBOR(2)	—	(1,628,896)	(1,628,896)
14,050	03/16/26	2.400%	3 Month LIBOR(2)	—	(426,101)	(426,101)
8,400	04/21/26	2.300%	3 Month LIBOR(2)	—	(211,275)	(211,275)
9,700	04/27/26	2.300%	3 Month LIBOR(2)	—	(243,164)	(243,164)
51,300	06/15/26	2.250%	3 Month LIBOR(2)	(155,473)	(4,115,486)	(3,960,013)
4,700	06/15/26	2.250%	3 Month LIBOR(2)	(246,613)	(377,053)	(130,440)
1,700	06/15/26	2.250%	3 Month LIBOR(2)	5,699	(120,310)	(126,009)
12,600	07/20/26	1.850%	3 Month LIBOR(2)	—	(38,128)	(38,128)
9,100	07/27/26	2.000%	3 Month LIBOR(2)	—	(90,044)	(90,044)
3,500	07/27/26	1.850%	3 Month LIBOR(2)	—	(10,280)	(10,280)
40,960	12/21/26	1.750%	3 Month LIBOR(2)	(594,714)	(1,006,827)	(412,113)
27,510	12/21/26	1.750%	3 Month LIBOR(2)	(743,689)	(668,276)	75,413
15,000	11/15/41	1.869%	3 Month LIBOR(2)	47,425	(305,185)	(352,610)
2,750	02/15/42	1.369%	1 Day USOIS(2)	—	5,684	5,684
1,780	09/27/46	1.380%	1 Day USOIS(2)	—	1,436	1,436
3,370	12/21/46	2.250%	3 Month LIBOR(2)	(371,538)	(338,209)	33,329

				$5,403,451	$(10,644,722)	$(16,048,173)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.
(5)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.50 bps.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%	6,000	$(112,676)	$(375,020)	$262,344	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(37,559)	(443)	(37,116)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	2,000	(37,559)	(443)	(37,116)	Goldman Sachs & Co.
CMBX.NA.7.BBB-	01/17/47	3.000%	2,500	(207,163)	(229,781)	22,618	Bank of America
CMBX.NA.8.AAA	10/17/57	0.500%	5,000	(121,138)	(378,686)	257,548	Bank of America
CMBX.NA.8.AAA	10/17/57	0.500%	5,000	(121,138)	(320,139)	199,001	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	3,300	(79,951)	(172,053)	92,102	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%	1,000	(24,227)	(51,756)	27,529	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	600	(14,537)	(41,882)	27,345	Bank of America

				$(755,948)	$(1,570,203)	$814,255

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.HY.26.5Y	06/20/21	5.000%	23,200	$706,597	$1,232,699	$526,102
iTraxx.25.5Y	06/20/21	1.000%	EUR 42,000	471,892	763,837	291,945
iTraxx.26.5Y	12/20/21	5.000%	EUR 71,600	6,327,202	6,438,854	111,652

				$7,505,691	$8,435,390	$929,699

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Federal Republic of Brazil	12/20/18	1.000%		8,200	1.163%	$(26,319)	$(399,179)	$372,860	JPMorgan Chase
Federal Republic of Brazil	12/20/18	1.000%		8,000	1.163%	(25,677)	(416,429)	390,752	Morgan Stanley
Federal Republic of Brazil	12/20/18	1.000%		7,100	1.163%	(22,788)	(314,358)	291,570	Citigroup Global Markets
Federal Republic of Brazil	12/20/18	1.000%		2,600	1.163%	(8,345)	(113,619)	105,274	Goldman Sachs &Co.
Federal Republic of Brazil	12/20/18	1.000%		500	1.163%	(1,604)	(19,296)	17,692	BNP Paribas
Federal Republic of Brazil	12/20/18	1.000%		200	1.163%	(642)	(9,512)	8,870	Bank of America
Federal Republic of Brazil	12/20/18	1.000%		200	1.163%	(642)	(9,593)	8,951	Deutsche Bank AG
Federal Republic of Brazil	12/20/18	1.000%		100	1.163%	(321)	(4,481)	4,160	Credit Suisse First Boston Corp.
Federal Republic of Brazil	06/20/21	1.000%		1,800	2.449%	(114,633)	(124,874)	10,241	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000%		300	2.449%	(19,106)	(25,827)	6,721	Deutsche Bank AG
Federal Republic of Brazil	06/20/21	1.000%		200	2.449%	(12,737)	(17,301)	4,564	Citigroup Global Markets
Federal Republic of Brazil	06/20/21	1.000%		100	2.449%	(6,369)	(6,979)	610	JPMorgan Chase
Ford Motor Credit Co.	06/20/21	5.000%		2,400	1.326%	399,827	370,142	29,685	JPMorgan Chase
Italy Govt.	09/20/20	1.000%		4,380	1.328%	(53,038)	20,321	(73,359)	JPMorgan Chase
Italy Govt.	06/20/21	1.000%		31,000	1.331%	(447,310)	(566,159)	118,849	Citigroup Global Markets
Italy Govt.	06/20/21	1.000%		10,100	1.462%	(204,037)	(168,497)	(35,540)	Bank of America
Italy Govt.	06/20/21	1.000%		8,800	1.331%	(126,978)	(196,071)	69,093	Goldman Sachs & Co.
Italy Govt.	06/20/21	1.000%		3,500	1.462%	(70,706)	(62,657)	(8,049)	JPMorgan Chase
Petrobras International Finance Co.	03/20/20	1.000%		3,700	3.870%	(342,069)	(675,603)	333,534	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000%		2,130	2.255%	(44,491)	(163,317)	118,826	Morgan Stanley
Russian Federation	06/20/21	1.000%		500	1.996%	(22,044)	(30,670)	8,626	JPMorgan Chase
Spain Govt.	12/20/20	1.000%		9,070	0.717%	108,463	(18,396)	126,859	JPMorgan Chase
Tesco PLC	12/20/20	1.000%	EUR	2,200	1.746%	(75,271)	(204,376)	129,105	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		5,500	1.026%	(2,122)	47,913	(50,035)	Citigroup Global Markets
United Mexican States	09/20/19	1.000%		4,000	1.026%	(1,544)	33,866	(35,410)	Hong Kong & Shanghai Bank
United Mexican States	09/20/20	1.000%		4,600	1.305%	(52,303)	(83,981)	31,678	Hong Kong & Shanghai Bank
United Mexican States	12/20/20	1.000%		2,000	1.361%	(28,701)	(85,290)	56,589	Bank of America
United Mexican States	06/20/21	1.000%		2,200	1.520%	(50,692)	(55,937)	5,245	Barclays Capital Group
United Mexican States	06/20/21	1.000%		2,200	1.520%	(50,692)	(56,085)	5,393	Deutsche Bank AG
United Mexican States	06/20/21	1.000%		600	1.520%	(13,825)	(15,346)	1,521	Hong Kong & Shanghai Bank

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
United Mexican States	06/20/21	1.000%		200	1.520%	$(4,609)	$(4,874)	$265	Citigroup Global Markets
United Mexican States	06/20/21	1.000%		100	1.520%	(2,304)	(2,474)	170	Credit Suisse First Boston Corp.
Volkswagen International	12/20/16	1.000%	EUR	3,000	0.299%	6,428	(27,386)	33,814	JPMorgan Chase
Volkswagen International	12/20/16	1.000%	EUR	120	0.299%	258	(1,008)	1,266	Bank of America
Volkswagen International	12/20/17	1.000%	EUR	700	0.341%	6,662	(13,989)	20,651	BNP Paribas

						$(1,310,281)	$(3,421,322)	$2,111,041

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Cardinal Health, Inc.	06/20/17	0.580%	250	0.037%	$(1,037)	$—	$(1,037)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	1.000%	900	0.087%	(8,327)	82,545	(90,872)	Citigroup Global Markets

					$(9,364)	$82,545	$(91,909)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CIT Group, Inc.	06/20/18	5.000%	4,470	$282,612	$320,980	$38,368
General Motors Co.	06/20/19	5.000%	1,835	205,292	200,640	(4,652)

				$487,904	$521,620	$33,716

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(2):
CDX.HY.27.5Y	12/20/21	5.000%	5,100	$(191,386)	$(230,372)	$(38,986)
CDX.IG.26.5Y	06/20/21	1.000%	5,100	(60,621)	(74,124)	(13,503)
CDX.NA.HY.27.V1	12/20/21	5.000%	13,900	(482,330)	(635,599)	(153,269)

				$(734,337)	$(940,095)	$(205,758)

Cash of $2,690,000 and $2,664,000 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, and U.S. Treasury Obligations and U.S. Government Agency Obligations with combined market values of $24,913,157 and $6,972,903 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amounts of the swaps, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:
1,114	3 Month EURIBOR minus 24.50 bps	EUR	960	3 Month LIBOR	Citigroup Global Markets	01/16/17	$35,847	$—	$35,847
707	3 Month EURIBOR minus 21.25 bps	EUR	600	3 Month LIBOR	Citigroup Global Markets	01/16/17	33,600	—	33,600
1,009	3 Month LIBOR	EUR	905	(0.613)%	JPMorgan Chase	02/22/20	(12,533)	—	(12,533)
607	3 Month LIBOR	EUR	540	(0.443)%	JPMorgan Chase	08/22/21	(8,568)	—	(8,568)

							$48,346	$—	$48,346

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Bank of America	08/24/17	34,865	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +23.1bps.	$705,984	$—	$705,984
Bank of America	04/06/17	3,305	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32.5bps.	(68,074)	—	(68,074)
Bank of America	02/15/17	1,697	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	46,337	—	46,337
BNP Paribas	12/31/17	12	Pay $0.55 strike price and receive variance based on energy petroleum crack spread.	4,454	—	4,454

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
BNP Paribas	12/31/16	(6)	Pay $1.24 strike price and receive variance based on energy petroleum crack spread.	$(6,884)	$(5,940)	$(944)
BNP Paribas	12/31/16	(3)	Pay $1.441 strike price and receive variance based on commodity swap on natural gas sector.	(1,333)	(749)	(584)
BNP Paribas	12/31/17	12	Pay $16.10 strike price and receive variance based on energy petroleum crack spread.	16,457	—	16,457
BNP Paribas	02/28/17	(3)	Pay $2.6335 strike price and receive variance based on Commodity swap on natural gas sector.	(243)	(232)	(11)
BNP Paribas	01/31/17	(3)	Pay $2.7125 strike price and receive variance based on Commodity swap on natural gas sector.	(501)	(8)	(493)
BNP Paribas	01/06/17	4	Pay $338.75 strike price and receive variance based on Commodity swap on platinum and gold.	194,023	241,425	(47,402)
BNP Paribas	03/31/17	9	Pay $4.80 strike and receive variance based on EURMARGIN.	(786)	(1,140)	354
BNP Paribas	12/31/16	(9)	Pay $4.85 strike and receive variance based on EURMARGIN.	(10,465)	(4,860)	(5,605)
BNP Paribas	12/31/17	(8)	Pay $5.85 strike and receive variance based on EURMARGIN.	(4,278)	—	(4,278)
BNP Paribas	12/31/16	(20)	Pay $6.40 strike and receive variance based on EURMARGIN.	(2,675)	(8,744)	6,069
BNP Paribas	02/15/17	(3,660)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index.	(181,059)	(39,363)	(141,696)
BNP Paribas	02/15/17	4,575	Receive fixed payments on Bloomberg Commodity Index 1-Month Forward Total Return and pay variable payments based on the U.S. Treasury Bill plus 14 bps.	129,194	—	129,194
BNP Paribas	02/15/17	88,067	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on U.S. Treasury Bill.	2,406,254	—	2,406,254
BNP Paribas	02/15/17	12,959	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on U.S. Treasury Bill.	353,816	85,137	268,679
Citigroup Global Markets	02/15/17	4,061	Pay receive amounts based on market fluctuation on Bloomberg Commodity Index.	(787)	—	(787)
Citigroup Global Markets	02/15/17	4,047	Pay receive amounts based on market fluctuation on Bloomberg Commodity Index.	(4,478)	—	(4,478)
Citigroup Global Markets	11/05/16	2,920	Pay variable payments on 1 Day USOIS plus 25bps and receive fixed payments on Treasury Strip.	(32,085)	—	(32,085)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Citigroup Global Markets	11/05/16	1,200	Pay variable payments on 1 Day USOIS plus 25bps and receive fixed payments on Treasury Strip.	$(10,988)	$—	$(10,988)
Citigroup Global Markets	11/05/16	(2,450)	Receive variable payments on 1 Day USOIS plus 10 bps and pay fixed payments on Treasury Bond.	(6,286)	—	(6,286)
Citigroup Global Markets	02/15/17	53,006	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on U.S. Treasury Bill.	1,462,308	—	1,462,308
Citigroup Global Markets	02/15/17	34,183	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on U.S. Treasury Bill.	933,976	—	933,976
Credit Suisse First Boston Corp.	01/12/41	5,491	Receive fixed payments on the IOS.FN30.450.10 Index and pay variable payments based on 1 Month LIBOR	(30,803)	(16,225)	(14,578)
Credit Suisse First Boston Corp.	06/07/17	10,511	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +20bps.	115,742	—	115,742
Credit Suisse First Boston Corp.	08/24/17	7,332	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +24bps.	—	—	—
Credit Suisse First Boston Corp.	11/15/16	93,149	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +34bps.	1,886,194	—	1,886,194
Deutsche Bank AG	12/08/16	2,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on the Treasury Strip.	(58,292)	—	(58,292)
Deutsche Bank AG	12/08/16	2,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Strip.	(69,780)	—	(69,780)
Deutsche Bank AG	12/08/16	1,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Strip.	(11,974)	—	(11,974)
Deutsche Bank AG	12/08/16	1,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Strip.	(23,844)	—	(23,844)
Goldman Sachs & Co.	10/05/16	2	Pay $0.0052441 strike and receive variance based on LME Copper Futures.	844	—	844
Goldman Sachs & Co.	05/08/17	(8)	Pay $0.04 strike and receive variance based on GOLDLNPM.	(109)	—	(109)
Goldman Sachs & Co.	12/07/16	(2)	Pay $0.052441 strike and receive variance based on Copper Futures.	(1,032)	—	(1,032)
Goldman Sachs & Co.	07/29/20	15	Pay $0.070225 strike and receive variance based on GOLDLNPM.	44,526	—	44,526

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Goldman Sachs & Co.	09/09/20	7	Pay $0.0784 strike and receive variance based on GOLDLNPM.	$18,103	$—	$18,103
Goldman Sachs & Co.	04/22/20	15	Pay $0.07980625 strike and receive variance based on GOLDLNPM.	45,308	—	45,308
Goldman Sachs & Co.	04/27/20	10	Pay $0.085849 strike and receive variance based on GOLDLNPM.	36,348	—	36,348
Goldman Sachs & Co.	04/28/20	8	Pay $0.087025 strike and receive variance based on GOLDLNPM.	31,061	—	31,061
Goldman Sachs & Co.	07/05/17	(1)	Pay $1,106.50 strike price and receive variance based on PLTMLNPM.	(32,227)	—	(32,227)
Goldman Sachs & Co.	07/05/17	(1)	Pay $1,365.10 strike and receive variance based on GOLDLNPM.	18,608	—	18,608
Goldman Sachs & Co.	01/06/17	(2)	Pay $244.00 strike price and receive variance based on Commodity swap on platinum and gold.	(86,023)	(41,708)	(44,315)
Goldman Sachs & Co.	03/31/17	(4)	Pay $45.75 strike price and receive variance based on Iron Ore spread.	(16,370)	(262)	(16,108)
Goldman Sachs & Co.	12/31/16	4	Pay $5.70 strike and receive variance based on EURMARGIN.	2,378	—	2,378
Goldman Sachs & Co.	08/15/17	(2,556)	Pay or receive amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index.	(126,459)	(40,850)	(85,609)
Goldman Sachs & Co.	08/15/17	19,219	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	125,406	—	125,406
Goldman Sachs & Co.	08/15/17	3,789	Receive fixed payments on Bloomberg Commodity Index Total Return and pay variable payments based on the U.S. Treasury Bill.	107,000	29,019	77,981
JPMorgan Chase	04/29/20	5	Pay $0.01089 strike and receive variance based on GOLDLNPM.	26,337	—	26,337
JPMorgan Chase	07/24/20	7	Pay $0.09 strike and receive variance based on GOLDLNPM.	25,170	—	25,170
JPMorgan Chase	05/07/20	10	Pay $0.111556 strike and receive variance based on GOLDLNPM.	74,677	—	74,677
JPMorgan Chase	02/15/17	15,660	Pay $172.0842 strike price and receive variance based on PLTMLNPM.	427,861	—	427,861
JPMorgan Chase	12/31/16	72	Pay $3.70 strike and receive variance based on EURMARGIN.	166,413	—	166,413
JPMorgan Chase	12/31/17	18	Pay $3.90 strike and receive variance based on EURMARGIN.	8,834	—	8,834
JPMorgan Chase	06/30/17	2	Pay $45.35 strike price and receive variance based on Iron Ore spread.	1,982	—	1,982
JPMorgan Chase	12/31/17	(2)	Pay $5.85 strike and receive variance based on EURMARGIN.	(1,222)	—	(1,222)
JPMorgan Chase	12/31/16	(5)	Pay $6.50 strike and receive variance based on EURMARGIN.	(1,118)	(3,600)	2,482

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
JPMorgan Chase	02/15/17	5,013	Pay or receive amounts based on market value fluctuation of JPMorgan JMABCTNE Commodity Index.	$(2,247)	$—	$(2,247)
JPMorgan Chase	02/15/17	9,908	Pay receive amounts based on market fluctuation on JMABDEWE Index.	(9,596)	—	(9,596)
JPMorgan Chase	11/23/16	7,315	Pay variable payments on 1 Day USOIS plus 26bps and receive fixed payments on Treasury Bond.	7,425	—	7,425
JPMorgan Chase	11/23/16	7,290	Pay variable payments on 1 Day USOIS plus 26bps and receive fixed payments on Treasury Note.	8,361	—	8,361
JPMorgan Chase	11/23/16	7,285	Pay variable payments on 1 Day USOIS plus 26bps and receive fixed payments on Treasury Note.	9,304	—	9,304
JPMorgan Chase	11/23/16	7,275	Pay variable payments on 1 Day USOIS plus 26bps and receive fixed payments on Treasury Note.	8,847	—	8,847
JPMorgan Chase	11/23/16	7,200	Pay variable payments on 1 Day USOIS plus 26bps and receive fixed payments on Treasury Note.	5,967	—	5,967
JPMorgan Chase	12/08/16	6,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Bond.	(1,895)	—	(1,895)
JPMorgan Chase	12/08/16	6,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Note.	931	—	931
JPMorgan Chase	12/08/16	6,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Note.	562	—	562
JPMorgan Chase	12/08/16	6,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Note.	(3,179)	—	(3,179)
JPMorgan Chase	12/08/16	6,000	Pay variable payments on 1 Day USOIS plus 30bps and receive fixed payments on Treasury Note.	(3,882)	—	(3,882)
JPMorgan Chase	02/15/17	9,131	Receive fixed payments on the JPMorgan FNJ 1 Index and pay variable payments based on U.S. Treasury Bill.	28,973	175	28,798
JPMorgan Chase	02/15/17	(88)	Receive fixed payments on the JPMorgan FNJ 1 Index and pay variable payments based on U.S. Treasury Bill.	(3,481)	—	(3,481)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
JPMorgan Chase	02/15/17	9,501	Receive fixed payments on the JPMorgan NIC P Custom Index and pay variable payments based on the U.S. Treasury Bill.	$362,132	$—	$362,132
Morgan Stanley	12/31/17	12	Pay $0.88 strike price and receive variance based on EURSIMP.	523	—	523
Morgan Stanley	03/31/17	(6)	Pay $4.66 strike and receive variance based on EURMARGIN.	(1,361)	—	(1,361)
Morgan Stanley	12/31/17	(10)	Pay $5.78 strike and receive variance based on EURMARGIN.	(4,222)	—	(4,222)
Morgan Stanley	12/31/17	(5)	Pay $5.80 strike and receive variance based on EURMARGIN.	(2,206)	—	(2,206)

				$9,026,376	$192,075	$8,834,301

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreement outstanding at September 30, 2016:

Broker	Interest Rate	Trade Date	Value at September 30, 2016	Maturity Date	Cost

JPMorgan Chase Securities LLC	0.75%	07/08/2016	$6,245,000	01/18/2017	$6,245,000
Citigroup Global Markets	0.75%	12/10/2015	4,671,000	12/10/2017	4,671,000

			$10,916,000		$10,916,000

The aggregate value of Reverse Repurchase Agreements is $10,916,000. Corporate Bond with a market value of $12,127,107 has been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2016. Reverse repurchase agreements are subject to contractual netting arrangements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,426,885,832	—	$ —
Common Stocks	2,925,062,800	1,297,076,789	—
Exchange Traded Funds	855,314,149	—	—
Preferred Stocks	7,343,971	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	426,967	—
Collateralized Loan Obligations	—	173,505,848	6,000,000
Non-Residential Mortgage-Backed Securities	—	27,632,477	4,131,529
Residential Mortgage-Backed Securities	—	122,133,831	—
Bank Loans	—	25,962,679	—
Commercial Mortgage-Backed Securities	—	93,525,609	539,593
Corporate Bonds	—	967,985,783	—
Foreign Government Bonds	—	346,467,542	—
Municipal Bonds	—	29,706,757	—
Non-Corporate Foreign Agencies	—	19,959,541	—
Residential Mortgage-Backed Securities	—	184,680,069	10,664,047
U.S. Government Agency Obligations	—	261,614,085	—
U.S. Treasury Obligations	—	954,633,940	—
Repurchase Agreements	—	125,400,000	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Foreign Treasury Obligations	—	78,675,778	—
Certificates of Deposit	—	28,350,739	—
Commercial Paper	—	9,391,435	—
Options Purchased	164,153	1,882,284	—
U.S. Government Agency Obligations - Short	—	(3,327,734)	—
Options Written	(183,681)	(1,184,217)	—
Reverse Repurchase Agreements	—	10,916,000	—
Other Financial Instruments*
Financial Futures Contracts	(1,089,640)	—	—
Commodity Futures Contracts	540,489	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(17,506,744)	—
OTC Interest Rate Swap Agreements	—	(1,769,656)	—
Centrally Cleared Interest Rate Swap Agreements	—	(16,048,173)	—
OTC Credit Default Swap Agreements	—	(2,075,593)	—
Centrally Cleared Credit Default Swap Agreements	—	757,657	—
OTC Currency Swap Agreements	—	48,346	—
OTC Total Return Swap Agreements	—	9,026,376	—

Total	$5,214,038,073	$4,727,848,415	$21,335,169

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Commodity contracts	$7,088,650
Credit contracts	(1,337,098)
Equity contracts	4,034,761
Foreign exchange contracts	(17,618,919)
Interest rate contracts	(19,605,793)

Total	$(27,438,399)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.5%
COMMON STOCKS — 86.2%
Brazil — 4.8%
AES Tiete Energia SA, UTS	21,700	$108,562
Ambev SA, ADR	172,957	1,053,308
Banco Bradesco SA, ADR	152,213	1,380,572
BM&FBovespa SA	105,400	547,718
BRF SA	23,700	405,039
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	62,644	580,083
EDP - Energias do Brasil SA	52,200	230,491
Engie Brasil Energia SA	14,600	173,917
Equatorial Energia SA	30,300	474,883
Hypermarcas SA	7,900	68,332
JBS SA	370,300	1,345,862
Kroton Educacional SA	89,300	409,136
Lojas Renner SA	12,700	95,949
M Dias Branco SA	1,400	57,539
Natura Cosmeticos SA	34,600	334,707
Porto Seguro SA	31,000	285,869
Raia Drogasil SA	11,000	226,146
Sul America SA, UTS	18,400	91,769
Ultrapar Participacoes SA	5,600	123,962

		7,993,844

Chile — 1.5%
Banco de Chile	7,831,080	875,009
Banco Santander Chile, ADR(a)	40,366	835,173
Cencosud SA	202,213	607,415
Cia Cervecerias Unidas SA, ADR	5,509	111,227

		2,428,824

China — 23.0%
58.com, Inc., ADR*	2,792	133,067
Air China Ltd. (Class H Stock)	64,000	43,263
Alibaba Group Holding Ltd., ADR*(a)	36,674	3,879,741
Baidu, Inc., ADR*	9,261	1,686,150
Bank of China Ltd. (Class H Stock)	1,231,000	568,481
Bank of Communications Co. Ltd. (Class H Stock)	517,000	397,650
Beijing Capital International Airport Co. Ltd. (Class H Stock)	158,000	180,109
Beijing Enterprises Holdings Ltd.	124,000	632,804
Belle International Holdings Ltd.	691,000	478,434
China Cinda Asset Management Co. Ltd. (Class H Stock)	1,491,000	531,012
China CITIC Bank Corp. Ltd. (Class H Stock)	1,270,000	849,475
China Communications Services Corp. Ltd. (Class H Stock)	866,000	543,565
China Construction Bank Corp. (Class H Stock)	3,374,000	2,534,003
China Everbright International Ltd.	132,000	158,255
China Evergrande Group	263,000	179,716
China Galaxy Securities Co. Ltd. (Class H Stock)	778,000	715,577
China Merchants Port Holdings Co. Ltd.	62,000	166,314
China Mobile Ltd.	338,000	4,152,117
China Overseas Land & Investment Ltd.	230,000	790,739
China Petroleum & Chemical Corp. (Class H Stock)	880,000	649,669
China Resources Land Ltd.	166,000	468,021
China Resources Power Holdings Co. Ltd.	106,000	184,274

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Shenhua Energy Co. Ltd. (Class H Stock)	65,000	$128,471
China Vanke Co. Ltd. (Class H Stock)	95,600	249,932
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	688,000	426,674
CNOOC Ltd.	749,000	944,874
Country Garden Holdings Co. Ltd.	523,000	277,891
Ctrip.com International Ltd., ADR*(a)	11,380	529,967
Geely Automobile Holdings Ltd.	1,390,000	1,251,626
GOME Electrical Appliances Holding Ltd.	3,507,000	432,618
Great Wall Motor Co. Ltd. (Class H Stock)	1,759,000	1,729,719
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,641,000	1,676,165
JD.com, Inc., ADR*(a)	23,129	603,436
Longfor Properties Co. Ltd.	153,000	236,358
NetEase, Inc., ADR	2,690	647,698
New Oriental Education & Technology Group, Inc., ADR*	4,228	196,010
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	2,821,000	1,161,835
PetroChina Co. Ltd. (Class H Stock)	802,000	531,612
PICC Property & Casualty Co. Ltd. (Class H Stock)	528,000	885,230
Sinopec Engineering Group Co. Ltd. (Class H Stock)	87,000	75,378
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	1,342,000	681,502
Sinopharm Group Co. Ltd. (Class H Stock)	162,400	786,556
Sinotrans Ltd. (Class H Stock)	776,000	379,178
Tencent Holdings Ltd.	117,200	3,258,399
TravelSky Technology Ltd. (Class H Stock)	45,000	107,406
Vipshop Holdings Ltd., ADR*(a)	13,092	192,060
Weichai Power Co. Ltd. (Class H Stock)	248,000	334,620
Zijin Mining Group Co. Ltd. (Class H Stock)	2,244,000	719,068

		38,366,719

Hong Kong — 0.6%
Nine Dragons Paper Holdings Ltd.	726,000	684,573
Sino Biopharmaceutical Ltd.	583,000	394,360

		1,078,933

Hungary — 0.2%
OTP Bank PLC	10,241	269,049
Richter Gedeon Nyrt	6,406	130,186

		399,235

India — 6.9%
Axis Bank Ltd., GDR, RegS	4,116	167,332
Dr. Reddy’s Laboratories Ltd., ADR(a)	33,984	1,577,537
ICICI Bank Ltd., ADR	55,638	415,616
Infosys Ltd., ADR	228,552	3,606,551
Reliance Industries Ltd., GDR,144A	27,657	907,412
State Bank of India, GDR, RegS	37,472	1,394,655
Tata Motors Ltd., ADR	47,152	1,885,137
Wipro Ltd., ADR(a)	153,662	1,492,058

		11,446,298

Indonesia — 3.0%
Adaro Energy Tbk PT	611,800	56,773
Bank Central Asia Tbk PT	554,200	668,459
Bank Mandiri Persero Tbk PT	81,900	70,665
Bank Negara Indonesia Persero Tbk PT	545,500	232,707

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Bank Rakyat Indonesia Persero Tbk PT	390,800	$366,702
Gudang Garam Tbk PT	134,200	638,580
Indofood CBP Sukses Makmur Tbk PT	378,100	275,207
Indofood Sukses Makmur Tbk PT	765,100	511,688
Matahari Department Store Tbk PT	231,700	328,998
Telekomunikasi Indonesia Persero Tbk PT	2,596,700	864,669
Unilever Indonesia Tbk PT	19,900	68,034
United Tractors Tbk PT	629,100	857,102

		4,939,584

Malaysia — 2.7%
AirAsia Bhd	2,229,502	1,506,604
Genting Bhd	59,700	114,598
Genting Malaysia Bhd	179,000	197,060
Hong Leong Bank Bhd	38,200	121,406
IHH Healthcare Bhd	128,400	196,660
Kuala Lumpur Kepong Bhd	8,400	48,783
Malayan Banking Bhd	141,000	255,933
MISC Bhd	202,000	368,900
Petronas Chemicals Group Bhd	186,800	300,504
Public Bank Bhd	147,200	705,818
Tenaga Nasional Bhd	147,300	509,504
YTL Corp. Bhd	290,900	125,929

		4,451,699

Mexico — 3.1%
Alfa SAB de CV (Class A Stock)	136,600	212,758
Arca Continental SAB de CV	46,700	277,940
Cemex SAB de CV, ADR*	19,104	151,686
Fibra Uno Administracion SA de CV, REIT	178,600	326,532
Fomento Economico Mexicano SAB de CV, ADR	5,324	490,021
Gruma SAB de CV (Class B Stock)	90,550	1,187,953
Grupo Financiero Banorte SAB de CV (Class O Stock)	32,300	169,565
Grupo Lala SAB de CV	78,400	149,605
Grupo Mexico SAB de CV (Class B Stock)	92,800	226,954
Industrias Penoles SAB de CV	34,250	819,608
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	334,100	755,741
OHL Mexico SAB de CV*	204,000	270,706
Wal-Mart de Mexico SAB de CV	70,300	153,908

		5,192,977

Peru — 0.4%
Credicorp Ltd.	3,151	479,645
Southern Copper Corp.(a)	6,656	175,053

		654,698

Philippines — 0.9%
Ayala Corp.	7,410	131,288
Bank of the Philippine Islands	32,240	69,841
BDO Unibank, Inc.	28,490	64,621
Globe Telecom, Inc.	9,110	384,618
JG Summit Holdings, Inc.	108,410	166,913
Jollibee Foods Corp.	21,970	112,014
Metro Pacific Investments Corp.	1,560,600	228,723
Universal Robina Corp.	85,510	314,694

		1,472,712

Poland — 1.3%
Eurocash SA	91,187	1,014,186

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
KGHM Polska Miedz SA	6,347	$123,669
PGE Polska Grupa Energetyczna SA	103,503	274,978
Polskie Gornictwo Naftowe i Gazownictwo SA	514,318	679,688

		2,092,521

Romania — 0.1%
New Europe Property Investments PLC	16,618	188,431

Russia — 2.8%
Gazprom PJSC, ADR	199,294	843,014
Lukoil PJSC, ADR	17,076	831,896
Mobile TeleSystems PJSC, ADR	38,562	294,228
Novatek OJSC, GDR, RegS	3,123	342,554
Rosneft PJSC, GDR, RegS	39,709	216,466
Severstal PJSC, GDR, RegS	20,167	240,963
Sistema PJSC FC, GDR, RegS	115,000	855,748
Surgutneftegas OJSC, ADR	71,921	348,098
Tatneft PJSC, ADR	23,678	730,111

		4,703,078

South Africa — 6.3%
Anglo American Platinum Ltd.*	25,147	707,469
AngloGold Ashanti Ltd., ADR*	83,062	1,322,347
Barclays Africa Group Ltd.	6,105	67,403
Barloworld Ltd.	49,868	301,978
Bid Corp. Ltd.	10,678	201,829
Bidvest Group Ltd. (The)	30,352	357,882
Exxaro Resources Ltd.	12,971	79,741
Gold Fields Ltd., ADR	365,968	1,774,945
Growthpoint Properties Ltd., REIT	143,490	264,363
Hyprop Investments Ltd., UTS, REIT	22,604	199,402
Imperial Holdings Ltd.	60,127	734,181
Investec Ltd.	34,151	209,630
Massmart Holdings Ltd.	14,224	122,939
Naspers Ltd. (Class N Stock)	6,199	1,072,879
Pick’n Pay Stores Ltd.	37,196	186,522
Redefine Properties Ltd., REIT	195,025	162,724
Remgro Ltd.	20,354	340,601
Resilient REIT Ltd., REIT	26,045	217,905
RMB Holdings Ltd.	61,266	261,397
Sasol Ltd.	29,806	814,316
Sibanye Gold Ltd.	26,343	93,660
Telkom SA SOC Ltd.	179,768	792,614
Woolworths Holdings Ltd.	30,866	174,273

		10,461,000

South Korea — 13.5%
AMOREPACIFIC Group	1,500	226,630
CJ CheilJedang Corp.	248	82,074
CJ E&M Corp.	2,165	150,262
Dongbu Insurance Co. Ltd.	3,938	244,826
Doosan Heavy Industries & Construction Co. Ltd.	6,639	157,108
Hana Financial Group, Inc.	8,702	221,543
Hanwha Chemical Corp.	67,207	1,488,697
Hanwha Corp.	28,104	899,687
Hanwha Life Insurance Co. Ltd.	49,025	257,079
Hyundai Department Store Co. Ltd.	474	51,219
Hyundai Development Co.-Engineering & Construction	9,607	450,333
Hyundai Glovis Co. Ltd.	2,290	378,190

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hyundai Marine & Fire Insurance Co. Ltd.	7,059	$233,048
Hyundai Mobis Co. Ltd.	1,633	409,812
KB Financial Group, Inc.	3,475	119,522
Kia Motors Corp.	16,405	630,311
Korea Electric Power Corp.	15,713	769,720
Korea Zinc Co. Ltd.	780	342,242
Korean Air Lines Co. Ltd.*	13,516	430,414
KT&G Corp.	8,498	967,747
LG Chem Ltd.	2,149	475,300
LG Corp.	7,116	420,524
LG Uplus Corp.	4,211	45,035
Lotte Chemical Corp.	4,083	1,112,995
POSCO	2,348	486,667
Posco Daewoo Corp.	28,864	648,811
Samsung Card Co. Ltd.	2,903	132,614
Samsung Electronics Co. Ltd.	4,231	6,163,562
Samsung Life Insurance Co. Ltd.	2,166	208,013
Shinhan Financial Group Co. Ltd.	10,720	392,616
Shinsegae, Inc.	3,170	524,417
SK Hynix, Inc.	6,892	253,005
SK Innovation Co. Ltd.	11,786	1,746,298
SK Networks Co. Ltd.	60,595	370,506
SK Telecom Co. Ltd.	3,146	645,058
Woori Bank	31,071	322,955

		22,458,840

Taiwan — 11.2%
Acer, Inc.*	393,000	183,293
Cathay Financial Holding Co. Ltd.	195,000	250,725
China Life Insurance Co. Ltd.	959,368	881,318
Compal Electronics, Inc.	1,229,000	760,929
CTBC Financial Holding Co. Ltd.	614,108	357,964
E.Sun Financial Holding Co. Ltd.	200,200	114,401
Far EasTone Telecommunications Co. Ltd.	176,000	416,140
Feng TAY Enterprise Co. Ltd.	79,520	353,835
First Financial Holding Co. Ltd.	532,335	283,498
Formosa Petrochemical Corp.	56,000	168,825
Fubon Financial Holding Co. Ltd.	1,223,000	1,817,262
Hon Hai Precision Industry Co. Ltd.	529,118	1,339,019
Hua Nan Financial Holdings Co. Ltd.	123,192	63,220
Innolux Corp.	507,000	172,311
Inotera Memories, Inc.*	89,000	78,551
Inventec Corp.	500,000	410,462
Lite-On Technology Corp.	227,127	328,364
MediaTek, Inc.	173,000	1,328,280
Mega Financial Holding Co. Ltd.	457,000	322,371
Novatek Microelectronics Corp.	107,000	379,126
Pou Chen Corp.	722,000	1,020,160
Powertech Technology, Inc.	529,000	1,374,824
Radiant Opto-Electronics Corp.	133,000	217,413
Realtek Semiconductor Corp.	228,000	752,489
Taishin Financial Holding Co. Ltd.	130,828	48,814
Taiwan Fertilizer Co. Ltd.	145,000	194,690
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,240	3,922,862
Uni-President Enterprises Corp.	357,000	671,699
Wistron Corp.	695,790	518,962

		18,731,807

Thailand — 2.5%
Bangkok Bank PCL, NVDR	52,800	248,561

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Charoen Pokphand Foods PCL, NVDR	1,043,000	$958,765
Krung Thai Bank PCL, NVDR	129,500	66,010
PTT Exploration & Production PCL, NVDR	206,000	484,595
PTT Global Chemical PCL, NVDR	328,300	559,551
Thai Oil PCL, NVDR	302,700	600,172
Thai Union Group PCL, NVDR	2,023,800	1,252,922

		4,170,576

Turkey — 1.4%
Akbank TAS	45,249	121,219
Arcelik A/S	49,414	347,767
BIM Birlesik Magazalar A/S	16,382	273,267
Eregli Demir ve Celik Fabrikalari TAS	123,371	169,782
Ford Otomotiv Sanayi A/S	8,169	86,128
Haci Omer Sabanci Holding A/S	80,669	249,564
Petkim Petrokimya Holding A/S	96,489	146,272
TAV Havalimanlari Holding A/S	18,233	75,155
Tupras Turkiye Petrol Rafinerileri A/S	3,148	59,612
Turkiye Garanti Bankasi A/S	164,304	435,376
Turkiye Halk Bankasi A/S	66,518	202,148
Turkiye Is Bankasi (Class C Stock)	47,666	75,455
Turkiye Sise ve Cam Fabrikalari A/S	56,050	59,400
Yapi ve Kredi Bankasi A/S*	56,173	68,675

		2,369,820

TOTAL COMMON STOCKS (cost $138,887,148)		143,601,596

PREFERRED STOCKS — 2.3%
Brazil
Braskem SA (PRFC A)	150,200	1,158,316
Centrais Eletricas Brasileiras SA (PRFC B)*	58,300	430,597
Gerdau SA, (PRFC)	33,100	90,990
Itau Unibanco Holding SA, ADR (PRFC)	87,088	952,743
Itausa - Investimentos Itau SA (PRFC)	229,960	592,551
Petroleo Brasileiro SA (PRFC)*	108,100	455,382
Vale SA (PRFC)	56,300	267,811

TOTAL PREFERRED STOCKS (cost $2,708,620)		3,948,390

TOTAL LONG-TERM INVESTMENTS (cost $141,595,768)		147,549,986

SHORT-TERM INVESTMENTS — 14.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $15,284,403)(v)(w)	15,284,403	15,284,403
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $8,982,272)(b)(w)	8,982,272	8,982,272

TOTAL SHORT-TERM INVESTMENTS (cost $24,266,675)		24,266,675

TOTAL INVESTMENTS — 103.1% (cost $165,862,443)		171,816,661
Liabilities in excess of other assets(z) — (3.1)%		(5,202,878)

NET ASSETS — 100.0%		$166,613,783

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,790,455; cash collateral of $8,978,175 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

Futures contracts outstanding at September 30, 2016:

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(v)	Includes an amount of $3,798,109 segregated as collateral for swap agreements.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
174	BIST National 30 Index	Oct. 2016	$554,414	$ 546,033	$ (8,381)
69	FTSE Bursa Malaysia KLCI Index	Oct. 2016	1,393,078	1,379,833	(13,245)
123	Hang Seng China Enterprises Index	Oct. 2016	7,707,172	7,611,779	(95,393)
11	MEX Bolsa Index	Dec. 2016	262,409	267,708	5,299
17	MSCI Taiwan Stock Index	Oct. 2016	588,948	580,890	(8,058)
174	SET50 Index	Dec. 2016	950,284	949,392	(892)
34	SGX MSCI Singapore Index	Oct. 2016	778,817	785,737	6,920

					(113,750)
Short Positions:
213	FTSE/JSE Top 40 Index	Dec. 2016	7,261,930	7,128,767	133,163
310	SGX Nifty 50 Index	Oct. 2016	5,448,677	5,363,620	85,057

					218,220
					$ 104,470

Cash and foreign currency of $1,264,876 and $93,542 have been segregated with Barclays Capital Group and Goldman Sachs & Co., respectively to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/21/16	Citigroup Global Markets	BRL	8,038	$ 2,389,565	$ 2,411,684	$ 22,119
Expiring 12/21/16	Citigroup Global Markets	BRL	5,693	1,731,181	1,708,094	(23,087)
Expiring 12/21/16	Citigroup Global Markets	BRL	5,471	1,637,877	1,641,513	3,636
Expiring 12/21/16	Citigroup Global Markets	BRL	4,700	1,398,945	1,410,104	11,159
Expiring 12/21/16	Citigroup Global Markets	BRL	4,464	1,326,416	1,339,188	12,772
Expiring 12/21/16	Citigroup Global Markets	BRL	4,407	1,314,784	1,322,076	7,292
Expiring 12/21/16	Citigroup Global Markets	BRL	4,300	1,279,628	1,290,095	10,467
Expiring 12/21/16	Citigroup Global Markets	BRL	4,100	1,236,053	1,230,090	(5,963)
Expiring 12/21/16	Citigroup Global Markets	BRL	3,900	1,165,501	1,170,086	4,585
Expiring 12/21/16	Citigroup Global Markets	BRL	3,868	1,139,676	1,160,568	20,892
Expiring 12/21/16	Citigroup Global Markets	BRL	3,700	1,099,825	1,110,082	10,257
Expiring 12/21/16	Citigroup Global Markets	BRL	3,331	977,657	999,260	21,603
Expiring 12/21/16	Citigroup Global Markets	BRL	3,300	987,907	990,073	2,166
Expiring 12/21/16	Citigroup Global Markets	BRL	2,600	760,395	780,057	19,662
Expiring 12/21/16	Citigroup Global Markets	BRL	2,200	662,877	660,048	(2,829)
Expiring 12/21/16	Citigroup Global Markets	BRL	2,200	665,662	660,048	(5,614)
Expiring 12/21/16	Citigroup Global Markets	BRL	1,300	382,748	390,028	7,280
Expiring 12/21/16	Citigroup Global Markets	BRL	1,300	389,424	390,029	605
Expiring 12/21/16	Citigroup Global Markets	BRL	600	178,945	180,013	1,068
Expiring 12/21/16	Citigroup Global Markets	BRL	400	121,877	120,008	(1,869)
Expiring 12/21/16	Citigroup Global Markets	BRL	300	90,343	90,006	(337)
Expiring 12/21/16	Citigroup Global Markets	BRL	2	595	600	5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 12/21/16	Citigroup Global Markets	CLP	810,000	$ 1,215,153	$ 1,223,152	$ 7,999
Expiring 12/21/16	Citigroup Global Markets	CLP	510,000	764,819	770,133	5,314
Colombian Peso,
Expiring 12/21/16	Citigroup Global Markets	COP	3,800,009	1,287,206	1,299,407	12,201
Expiring 12/21/16	Citigroup Global Markets	COP	3,501,309	1,167,390	1,197,268	29,878
Expiring 12/21/16	Citigroup Global Markets	COP	2,232,087	771,217	763,258	(7,959)
Expiring 12/21/16	Citigroup Global Markets	COP	2,186,595	751,384	747,702	(3,682)
Expiring 12/21/16	Citigroup Global Markets	COP	750,000	251,235	256,462	5,227
Expiring 12/21/16	Citigroup Global Markets	COP	520,000	173,880	177,814	3,934
Czech Koruna,
Expiring 12/21/16	Citigroup Global Markets	CZK	36,200	1,502,018	1,513,789	11,771
Hong Kong Dollar,
Expiring 12/21/16	Citigroup Global Markets	HKD	38,198	4,930,033	4,928,867	(1,166)
Expiring 12/21/16	Citigroup Global Markets	HKD	10,100	1,303,664	1,303,250	(414)
Expiring 12/21/16	Citigroup Global Markets	HKD	5,000	644,967	645,173	206
Expiring 12/21/16	Citigroup Global Markets	HKD	3,600	464,564	464,524	(40)
Expiring 12/21/16	Citigroup Global Markets	HKD	3,600	464,583	464,524	(59)
Expiring 12/21/16	Citigroup Global Markets	HKD	3,100	399,989	400,007	18
Expiring 12/21/16	Citigroup Global Markets	HKD	2,200	283,920	283,876	(44)
Expiring 12/21/16	Citigroup Global Markets	HKD	1,900	245,203	245,166	(37)
Expiring 12/21/16	Citigroup Global Markets	HKD	600	77,391	77,421	30
Expiring 12/21/16	Citigroup Global Markets	HKD	300	38,729	38,710	(19)
Hungarian Forint,
Expiring 12/21/16	Citigroup Global Markets	HUF	375,000	1,366,822	1,368,566	1,744
Expiring 12/21/16	Citigroup Global Markets	HUF	337,000	1,228,676	1,229,885	1,209
Expiring 12/21/16	Citigroup Global Markets	HUF	152,000	552,056	554,725	2,669
Expiring 12/21/16	Citigroup Global Markets	HUF	115,000	418,721	419,693	972
Expiring 12/21/16	Citigroup Global Markets	HUF	62,045	224,406	226,435	2,029
Expiring 12/21/16	Citigroup Global Markets	HUF	56,450	203,614	206,014	2,400
Expiring 12/21/16	Citigroup Global Markets	HUF	52,000	187,323	189,775	2,452
Expiring 12/21/16	Citigroup Global Markets	HUF	44,754	161,804	163,330	1,526
Expiring 12/21/16	Citigroup Global Markets	HUF	31,000	112,012	113,135	1,123
Expiring 12/21/16	Citigroup Global Markets	HUF	26,318	96,486	96,047	(439)
Indian Rupee,
Expiring 12/21/16	Citigroup Global Markets	INR	125,000	1,854,812	1,851,258	(3,554)
Expiring 12/21/16	Citigroup Global Markets	INR	124,317	1,822,704	1,841,143	18,439
Expiring 12/21/16	Citigroup Global Markets	INR	92,639	1,367,019	1,371,991	4,972
Expiring 12/21/16	Citigroup Global Markets	INR	85,450	1,257,985	1,265,525	7,540
Expiring 12/21/16	Citigroup Global Markets	INR	77,562	1,136,363	1,148,700	12,337
Expiring 12/21/16	Citigroup Global Markets	INR	71,000	1,056,050	1,051,514	(4,536)
Expiring 12/21/16	Citigroup Global Markets	INR	61,472	913,377	910,409	(2,968)
Expiring 12/21/16	Citigroup Global Markets	INR	60,000	884,946	888,604	3,658
Expiring 12/21/16	Citigroup Global Markets	INR	46,000	677,192	681,263	4,071
Expiring 12/21/16	Citigroup Global Markets	INR	36,000	529,710	533,162	3,452
Expiring 12/21/16	Citigroup Global Markets	INR	20,000	295,073	296,201	1,128
Expiring 12/21/16	Citigroup Global Markets	INR	9,000	132,529	133,291	762
Indonesian Rupiah,
Expiring 12/21/16	Citigroup Global Markets	IDR	8,800,000	658,932	665,843	6,911
Expiring 12/21/16	Citigroup Global Markets	IDR	8,100,000	601,337	612,878	11,541
Expiring 12/21/16	Citigroup Global Markets	IDR	7,600,000	570,145	575,046	4,901
Expiring 12/21/16	Citigroup Global Markets	IDR	7,500,000	567,024	567,480	456
Expiring 12/21/16	Citigroup Global Markets	IDR	7,300,000	551,362	552,347	985
Expiring 12/21/16	Citigroup Global Markets	IDR	7,200,000	533,578	544,781	11,203
Expiring 12/21/16	Citigroup Global Markets	IDR	6,900,000	512,632	522,081	9,449
Expiring 12/21/16	Citigroup Global Markets	IDR	6,800,000	506,331	514,515	8,184
Expiring 12/21/16	Citigroup Global Markets	IDR	5,800,000	429,950	438,851	8,901
Expiring 12/21/16	Citigroup Global Markets	IDR	3,828,327	283,686	289,666	5,980
Expiring 12/21/16	Citigroup Global Markets	IDR	2,752,575	207,570	208,271	701

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/21/16	Citigroup Global Markets	IDR	2,545,664	$ 188,862	$ 192,615	$ 3,753
Expiring 12/21/16	Citigroup Global Markets	IDR	1,600,000	118,472	121,062	2,590
Expiring 12/21/16	Citigroup Global Markets	IDR	300,000	22,548	22,699	151
Israeli Shekel,
Expiring 12/21/16	Citigroup Global Markets	ILS	2,300	611,285	615,142	3,857
Expiring 12/21/16	Citigroup Global Markets	ILS	1,600	424,484	427,925	3,441
Expiring 12/21/16	Citigroup Global Markets	ILS	100	26,740	26,745	5
Malaysian Ringgit,
Expiring 12/21/16	Citigroup Global Markets	MYR	1,200	296,042	288,972	(7,070)
Mexican Peso,
Expiring 12/21/16	Citigroup Global Markets	MXN	33,700	1,770,197	1,722,020	(48,177)
Expiring 12/21/16	Citigroup Global Markets	MXN	5,100	264,645	260,603	(4,042)
Expiring 12/21/16	Citigroup Global Markets	MXN	2,800	147,386	143,076	(4,310)
New Taiwanese Dollar,
Expiring 12/21/16	Citigroup Global Markets	TWD	127,318	4,043,654	4,071,249	27,595
Expiring 12/21/16	Citigroup Global Markets	TWD	22,000	705,436	703,494	(1,942)
Expiring 12/21/16	Citigroup Global Markets	TWD	20,000	638,908	639,540	632
Expiring 12/21/16	Citigroup Global Markets	TWD	15,000	481,602	479,655	(1,947)
Expiring 12/21/16	Citigroup Global Markets	TWD	3,000	96,438	95,931	(507)
Peruvian Nuevo Sol,
Expiring 12/21/16	Citigroup Global Markets	PEN	100	29,210	29,280	70
Philippine Peso,
Expiring 12/21/16	Citigroup Global Markets	PHP	3,000	64,199	61,721	(2,478)
Polish Zloty,
Expiring 12/21/16	Citigroup Global Markets	PLN	1,400	364,457	365,555	1,098
Expiring 12/21/16	Citigroup Global Markets	PLN	1,306	340,851	341,125	274
Expiring 12/21/16	Citigroup Global Markets	PLN	700	181,999	182,778	779
Expiring 12/21/16	Citigroup Global Markets	PLN	611	158,333	159,455	1,122
Expiring 12/21/16	Citigroup Global Markets	PLN	432	110,815	112,678	1,863
Expiring 12/21/16	Citigroup Global Markets	PLN	366	94,263	95,633	1,370
Expiring 12/21/16	Citigroup Global Markets	PLN	317	82,496	82,834	338
Expiring 12/21/16	Citigroup Global Markets	PLN	305	78,285	79,648	1,363
Expiring 12/21/16	Citigroup Global Markets	PLN	177	45,018	46,168	1,150
Russian Ruble,
Expiring 12/21/16	Citigroup Global Markets	RUB	229,968	3,509,231	3,586,659	77,428
Expiring 12/21/16	Citigroup Global Markets	RUB	213,515	3,235,483	3,330,058	94,575
Expiring 12/21/16	Citigroup Global Markets	RUB	14,000	213,513	218,349	4,836
Expiring 12/21/16	Citigroup Global Markets	RUB	6,000	90,061	93,579	3,518
Expiring 12/21/16	Citigroup Global Markets	RUB	5,000	75,447	77,982	2,535
South African Rand,
Expiring 12/21/16	Citigroup Global Markets	ZAR	30,151	2,074,737	2,161,600	86,863
Expiring 12/21/16	Citigroup Global Markets	ZAR	20,779	1,406,553	1,489,748	83,195
Expiring 12/21/16	Citigroup Global Markets	ZAR	14,600	1,009,511	1,046,723	37,212
Expiring 12/21/16	Citigroup Global Markets	ZAR	13,133	905,475	941,514	36,039
Expiring 12/21/16	Citigroup Global Markets	ZAR	12,297	865,484	881,645	16,161
Expiring 12/21/16	Citigroup Global Markets	ZAR	11,300	784,981	810,135	25,154
Expiring 12/21/16	Citigroup Global Markets	ZAR	9,500	677,678	681,086	3,408
Expiring 12/21/16	Citigroup Global Markets	ZAR	9,044	634,625	648,395	13,770
Expiring 12/21/16	Citigroup Global Markets	ZAR	8,800	639,226	630,902	(8,324)
Expiring 12/21/16	Citigroup Global Markets	ZAR	7,300	519,095	523,362	4,267
Expiring 12/21/16	Citigroup Global Markets	ZAR	6,600	476,106	473,176	(2,930)
Expiring 12/21/16	Citigroup Global Markets	ZAR	3,000	207,689	215,080	7,391
Expiring 12/21/16	Citigroup Global Markets	ZAR	2,400	172,715	172,064	(651)
Expiring 12/21/16	Citigroup Global Markets	ZAR	1,600	109,368	114,709	5,341
South Korean Won,
Expiring 12/21/16	Citigroup Global Markets	KRW	2,080,000	1,856,404	1,887,757	31,353
Expiring 12/21/16	Citigroup Global Markets	KRW	1,334,602	1,192,039	1,211,252	19,213
Expiring 12/21/16	Citigroup Global Markets	KRW	1,300,000	1,169,273	1,179,848	10,575

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/21/16	Citigroup Global Markets	KRW	1,026,127	$ 937,320	$ 931,288	$ (6,032)
Expiring 12/21/16	Citigroup Global Markets	KRW	998,177	898,655	905,921	7,266
Expiring 12/21/16	Citigroup Global Markets	KRW	775,480	690,036	703,807	13,771
Expiring 12/21/16	Citigroup Global Markets	KRW	711,788	649,936	646,001	(3,935)
Expiring 12/21/16	Citigroup Global Markets	KRW	630,000	572,264	571,773	(491)
Expiring 12/21/16	Citigroup Global Markets	KRW	320,000	286,610	290,424	3,814
Expiring 12/21/16	Citigroup Global Markets	KRW	170,000	152,988	154,288	1,300
Expiring 12/21/16	Citigroup Global Markets	KRW	110,000	98,254	99,833	1,579
Thai Baht,
Expiring 12/21/16	Citigroup Global Markets	THB	2,000	57,808	57,657	(151)
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,592	28,828	236
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,594	28,828	234
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,598	28,828	230
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,761	28,828	67
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,859	28,828	(31)
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,891	28,828	(63)
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,927	28,828	(99)

				$97,333,865	$98,192,692	858,827

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/21/16	Citigroup Global Markets	BRL	4,800	$1,420,045	$1,440,107	$(20,062)
Expiring 12/21/16	Citigroup Global Markets	BRL	2,200	641,117	660,049	(18,932)
Expiring 12/21/16	Citigroup Global Markets	BRL	1,700	512,585	510,038	2,547
Expiring 12/21/16	Citigroup Global Markets	BRL	1,400	422,640	420,031	2,609
Expiring 12/21/16	Citigroup Global Markets	BRL	900	266,035	270,020	(3,985)
Expiring 12/21/16	Citigroup Global Markets	BRL	700	212,120	210,015	2,105
Chilean Peso,
Expiring 12/21/16	Citigroup Global Markets	CLP	1,101,416	1,619,128	1,663,209	(44,081)
Expiring 12/21/16	Citigroup Global Markets	CLP	790,000	1,167,328	1,192,951	(25,623)
Expiring 12/21/16	Citigroup Global Markets	CLP	660,000	990,891	996,643	(5,752)
Expiring 12/21/16	Citigroup Global Markets	CLP	610,000	900,345	921,139	(20,794)
Expiring 12/21/16	Citigroup Global Markets	CLP	600,000	885,503	906,039	(20,536)
Expiring 12/21/16	Citigroup Global Markets	CLP	580,000	854,001	875,838	(21,837)
Expiring 12/21/16	Citigroup Global Markets	CLP	490,000	732,921	739,932	(7,011)
Expiring 12/21/16	Citigroup Global Markets	CLP	470,000	698,744	709,730	(10,986)
Expiring 12/21/16	Citigroup Global Markets	CLP	30,000	44,119	45,301	(1,182)
Colombian Peso,
Expiring 12/21/16	Citigroup Global Markets	COP	1,330,000	456,293	454,791	1,502
Expiring 12/21/16	Citigroup Global Markets	COP	1,310,000	448,910	447,952	958
Expiring 12/21/16	Citigroup Global Markets	COP	1,260,000	425,061	430,855	(5,794)
Expiring 12/21/16	Citigroup Global Markets	COP	1,190,000	411,603	406,919	4,684
Expiring 12/21/16	Citigroup Global Markets	COP	840,000	278,812	287,237	(8,425)
Expiring 12/21/16	Citigroup Global Markets	COP	560,000	188,710	191,491	(2,781)
Expiring 12/21/16	Citigroup Global Markets	COP	350,000	117,214	119,681	(2,467)
Czech Koruna,
Expiring 12/21/16	Citigroup Global Markets	CZK	20,400	848,960	853,075	(4,115)
Hong Kong Dollar,
Expiring 12/21/16	Citigroup Global Markets	HKD	4,200	541,988	541,946	42
Expiring 12/21/16	Citigroup Global Markets	HKD	3,500	451,439	451,622	(183)
Expiring 12/21/16	Citigroup Global Markets	HKD	3,000	387,189	387,104	85
Expiring 12/21/16	Citigroup Global Markets	HKD	2,800	361,200	361,297	(97)
Expiring 12/21/16	Citigroup Global Markets	HKD	2,600	335,486	335,490	(4)
Expiring 12/21/16	Citigroup Global Markets	HKD	2,200	283,947	283,876	71

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 12/21/16	Citigroup Global Markets	HKD	1,900	$245,261	$245,166	$95
Expiring 12/21/16	Citigroup Global Markets	HKD	1,600	206,494	206,456	38
Expiring 12/21/16	Citigroup Global Markets	HKD	1,500	193,598	193,552	46
Expiring 12/21/16	Citigroup Global Markets	HKD	1,300	167,775	167,745	30
Expiring 12/21/16	Citigroup Global Markets	HKD	1,300	167,707	167,745	(38)
Israeli Shekel,
Expiring 12/21/16	Citigroup Global Markets	ILS	9,758	2,606,154	2,609,782	(3,628)
Expiring 12/21/16	Citigroup Global Markets	ILS	5,522	1,475,852	1,476,864	(1,012)
Expiring 12/21/16	Citigroup Global Markets	ILS	3,160	840,682	845,188	(4,506)
Malaysian Ringgit,
Expiring 12/21/16	Citigroup Global Markets	MYR	5,502	1,356,638	1,324,935	31,703
Mexican Peso,
Expiring 12/21/16	Citigroup Global Markets	MXN	49,000	2,523,552	2,503,827	19,725
Expiring 12/21/16	Citigroup Global Markets	MXN	31,900	1,610,454	1,630,042	(19,588)
Expiring 12/21/16	Citigroup Global Markets	MXN	26,100	1,347,314	1,333,671	13,643
Expiring 12/21/16	Citigroup Global Markets	MXN	25,000	1,259,803	1,277,463	(17,660)
Expiring 12/21/16	Citigroup Global Markets	MXN	8,000	409,367	408,788	579
Expiring 12/21/16	Citigroup Global Markets	MXN	7,300	377,601	373,019	4,582
Expiring 12/21/16	Citigroup Global Markets	MXN	7,113	373,082	363,484	9,598
Expiring 12/21/16	Citigroup Global Markets	MXN	7,026	369,797	358,999	10,798
Peruvian Nuevo Sol,
Expiring 12/21/16	Citigroup Global Markets	PEN	100	29,347	29,280	67
Expiring 12/21/16	Citigroup Global Markets	PEN	100	29,330	29,280	50
Philippine Peso,
Expiring 12/21/16	Citigroup Global Markets	PHP	194,590	4,177,532	4,003,405	174,127
Expiring 12/21/16	Citigroup Global Markets	PHP	188,688	4,035,225	3,881,973	153,252
Expiring 12/21/16	Citigroup Global Markets	PHP	61,000	1,304,808	1,254,985	49,823
Expiring 12/21/16	Citigroup Global Markets	PHP	23,000	477,626	473,191	4,435
Expiring 12/21/16	Citigroup Global Markets	PHP	23,000	472,084	473,191	(1,107)
Expiring 12/21/16	Citigroup Global Markets	PHP	23,000	471,600	473,191	(1,591)
Expiring 12/21/16	Citigroup Global Markets	PHP	22,000	452,766	452,617	149
Expiring 12/21/16	Citigroup Global Markets	PHP	20,000	415,930	411,470	4,460
Expiring 12/21/16	Citigroup Global Markets	PHP	14,000	287,326	288,030	(704)
Expiring 12/21/16	Citigroup Global Markets	PHP	6,000	124,209	123,441	768
Expiring 12/21/16	Citigroup Global Markets	PHP	5,000	104,316	102,868	1,448
Expiring 12/21/16	Citigroup Global Markets	PHP	3,000	64,558	61,721	2,837
Polish Zloty,
Expiring 12/21/16	Citigroup Global Markets	PLN	1,200	311,999	313,332	(1,333)
Expiring 12/21/16	Citigroup Global Markets	PLN	900	232,349	234,999	(2,650)
Singapore Dollar,
Expiring 12/21/16	Citigroup Global Markets	SGD	4,916	3,609,669	3,606,161	3,508
Expiring 12/21/16	Citigroup Global Markets	SGD	4,916	3,603,768	3,606,161	(2,393)
Expiring 12/21/16	Citigroup Global Markets	SGD	3,330	2,442,035	2,442,638	(603)
Expiring 12/21/16	Citigroup Global Markets	SGD	2,676	1,965,284	1,963,194	2,090
Expiring 12/21/16	Citigroup Global Markets	SGD	2,658	1,974,885	1,949,932	24,953
Expiring 12/21/16	Citigroup Global Markets	SGD	1,854	1,365,735	1,360,200	5,535
Expiring 12/21/16	Citigroup Global Markets	SGD	1,570	1,152,831	1,151,635	1,196
Expiring 12/21/16	Citigroup Global Markets	SGD	1,380	1,020,986	1,012,265	8,721
Expiring 12/21/16	Citigroup Global Markets	SGD	1,352	999,787	991,687	8,100
Expiring 12/21/16	Citigroup Global Markets	SGD	1,337	977,414	980,443	(3,029)
Expiring 12/21/16	Citigroup Global Markets	SGD	1,020	753,543	748,195	5,348
Expiring 12/21/16	Citigroup Global Markets	SGD	600	443,605	440,115	3,490
South African Rand,
Expiring 12/21/16	Citigroup Global Markets	ZAR	19,100	1,339,500	1,369,343	(29,843)
Expiring 12/21/16	Citigroup Global Markets	ZAR	14,300	974,244	1,025,216	(50,972)
Expiring 12/21/16	Citigroup Global Markets	ZAR	12,200	824,332	874,659	(50,327)
Expiring 12/21/16	Citigroup Global Markets	ZAR	1,100	73,106	78,863	(5,757)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 12/21/16	Citigroup Global Markets	KRW	1,750,000	$1,570,277	$1,588,257	$(17,980)
Expiring 12/21/16	Citigroup Global Markets	KRW	760,000	676,053	689,758	(13,705)
Expiring 12/21/16	Citigroup Global Markets	KRW	620,000	554,066	562,697	(8,631)
Expiring 12/21/16	Citigroup Global Markets	KRW	560,000	500,574	508,242	(7,668)
Thai Baht,
Expiring 12/21/16	Citigroup Global Markets	THB	13,107	377,483	377,851	(368)
Expiring 12/21/16	Citigroup Global Markets	THB	2,000	57,780	57,657	123
Expiring 12/21/16	Citigroup Global Markets	THB	2,000	57,255	57,656	(401)
Expiring 12/21/16	Citigroup Global Markets	THB	2,000	57,109	57,656	(547)
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,925	28,828	97
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,882	28,828	54
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,857	28,828	29
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,839	28,828	11
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,817	28,829	(12)
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,784	28,828	(44)
Expiring 12/21/16	Citigroup Global Markets	THB	1,000	28,565	28,829	(264)
Turkish Lira,
Expiring 12/21/16	Citigroup Global Markets	TRY	3,872	1,280,734	1,269,026	11,708
Expiring 12/21/16	Citigroup Global Markets	TRY	3,650	1,205,053	1,196,206	8,847
Expiring 12/21/16	Citigroup Global Markets	TRY	3,600	1,182,456	1,179,820	2,636
Expiring 12/21/16	Citigroup Global Markets	TRY	2,961	985,540	970,270	15,270
Expiring 12/21/16	Citigroup Global Markets	TRY	2,900	950,668	950,410	258
Expiring 12/21/16	Citigroup Global Markets	TRY	2,830	934,699	927,469	7,230
Expiring 12/21/16	Citigroup Global Markets	TRY	2,328	777,314	762,978	14,336
Expiring 12/21/16	Citigroup Global Markets	TRY	2,045	680,325	670,133	10,192
Expiring 12/21/16	Citigroup Global Markets	TRY	1,500	499,832	491,592	8,240
Expiring 12/21/16	Citigroup Global Markets	TRY	724	239,170	237,234	1,936
Expiring 12/21/16	Citigroup Global Markets	TRY	348	114,707	113,872	835
Expiring 12/21/16	Citigroup Global Markets	TRY	220	73,515	72,100	1,415

				$81,923,473	$81,751,467	172,006

						$1,030,833

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Goldman Sachs & Co.	10/28/16	HKD	100,981	Pay or receive amounts based on market value fluctuation of HSCEI China Index	$(147,071)	$—	$ (147,071)
Goldman Sachs & Co.	10/28/16		69	Pay or receive amounts based on market value fluctuation of MSCI Taiwan Stock Index	(955)	—	(955)
Goldman Sachs & Co.	10/27/16		(3,013)	Pay or receive amounts based on market value fluctuation of SGX NIFTY 50 Index	43,746	—	43,746
Goldman Sachs & Co.	10/19/16	TWD	55,325	Pay or receive amounts based on market value fluctuation of TAIEX Index	(17,400)	(17)	(17,383)
Goldman Sachs & Co.	10/28/16	ILS	8,463	Pay or receive amounts based on market value fluctuation of Tel Aviv 25 Index	(25,214)	—	(25,214)
Morgan Stanley	10/31/16	TRY	134	Pay or receive amounts based on market value fluctuation of BIST National 30 Index	(676)	—	(676)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Morgan Stanley	10/13/16	BRL	(4,992)	Pay or receive amounts based on market value fluctuation of Bovespa Index	$ 2,015	$ —	$ 2,015
Morgan Stanley	12/08/16	KRW	7,829,405	Pay or receive amounts based on market value fluctuation of KOSPI 200 Index	(75,730)	—	(75,730)
Morgan Stanley	12/21/16	BRL	(588)	Pay or receive amounts based on market value fluctuation of MSCI Brazil Net Return Index	1,523	—	1,523
Morgan Stanley	09/21/16	HKD	3,101	Pay or receive amounts based on market value fluctuation of MSCI China Net Return Index	803	—	803
Morgan Stanley	09/21/16	PLN	(1,070)	Pay or receive amounts based on market value fluctuation of MSCI Poland Net Return Index	1,685	—	1,685
Morgan Stanley	09/21/16	ZAR	(36,312)	Pay or receive amounts based on market value fluctuation of MSCI South Africa Net Return ZAR Index	12,199	4,923	7,276
Morgan Stanley	12/16/16	PLN	(1,752)	Pay or receive amounts based on market value fluctuation of WIG20 Index	(1,088)	—	(1,088)
					$(206,163)	$4,906	$(211,069)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$ 7,993,844	$ —	$ —
Chile	2,428,824	—	—
China	7,868,129	30,498,590	—
Hong Kong	—	1,078,933	—
Hungary	—	399,235	—
India	11,446,298	—	—
Indonesia	—	4,939,584	—
Malaysia	—	4,451,699	—
Mexico	5,192,977	—	—
Peru	654,698	—	—
Philippines	—	1,472,712	—
Poland	—	2,092,521	—
Romania	—	188,431	—
Russia	4,703,078	—	—
South Africa	3,097,292	7,363,708	—
South Korea	—	22,458,840	—
Taiwan	3,922,862	14,808,945	—
Thailand	—	4,170,576	—
Turkey	—	2,369,820	—
Preferred Stocks
Brazil	3,948,390	—	—

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$ 24,266,675	$ —	$ —
Other Financial Instruments*

Futures Contracts	104,470	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,030,833	—
OTC Total Return Swap Agreements	—	(206,163)	—

Total	$ 75,627,537	$97,118,264	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Funds (5.4% represents investments purchased with collateral from securities on loan)	14.6%
Banks	12.0
Oil, Gas & Consumable Fuels	7.6
Internet Software & Services	5.8
Technology Hardware, Storage & Peripherals	5.0
Semiconductors & Semiconductor Equipment	5.0
Metals & Mining	4.5
Food Products	4.4
Wireless Telecommunication Services	4.0
Chemicals	3.7
Automobiles	3.3
IT Services	3.1
Insurance	2.7
Diversified Financial Services	1.8
Food & Staples Retailing	1.7
Industrial Conglomerates	1.6
Electric Utilities	1.6
Real Estate Management & Development	1.4
Diversified Telecommunication Services	1.3
Pharmaceuticals	1.3
Capital Markets	1.2
Airlines	1.2
Beverages	1.2
Textiles, Apparel & Luxury Goods	1.1
Tobacco	1.0
Electronic Equipment, Instruments & Components	0.9
Internet & Direct Marketing Retail	0.8

Trading Companies & Distributors	0.8%
Media	0.7
Multiline Retail	0.7
Equity Real Estate Investment Trusts (REITs)	0.7
Health Care Providers & Services	0.6
Household Products	0.5
Air Freight & Logistics	0.5
Distributors	0.4
Transportation Infrastructure	0.4
Paper & Forest Products	0.4
Personal Products	0.4
Diversified Consumer Services	0.4
Water Utilities	0.3
Construction & Engineering	0.3
Independent Power & Renewable Electricity Producers	0.3
Specialty Retail	0.3
Hotels, Restaurants & Leisure	0.3
Auto Components	0.2
Marine	0.2
Household Durables	0.2
Machinery	0.2
Commercial Services & Supplies	0.1
Electrical Equipment	0.1
Construction Materials	0.1
Consumer Finance	0.1
Multi-Utilities	0.1

103.1
Liabilities in excess of other assets	(3.1)
100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Equity contracts	$ 61,888
Foreign exchange contracts	1,030,833
Total	$1,092,721

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 4.8%
Boeing Co. (The)	190,700	$25,122,818
General Dynamics Corp.	106,903	16,587,069
L-3 Communications Holdings, Inc.	158,755	23,929,141
Northrop Grumman Corp.	133,600	28,583,720
Raytheon Co.	173,117	23,566,417
Textron, Inc.	168,880	6,712,980
United Technologies Corp.	160,485	16,305,276

		140,807,421

Airlines — 2.7%
Alaska Air Group, Inc.	41,554	2,736,746
Delta Air Lines, Inc.	350,290	13,787,414
Southwest Airlines Co.	670,453	26,073,917
United Continental Holdings, Inc.*	699,407	36,697,885

		79,295,962

Automobiles — 1.0%
Ford Motor Co.	49,923	602,571
General Motors Co.	926,314	29,428,996

		30,031,567

Banks — 3.8%
Citigroup, Inc.	332,169	15,688,342
Citizens Financial Group, Inc.	193,045	4,770,142
Comerica, Inc.	87,587	4,144,617
JPMorgan Chase & Co.	143,076	9,527,431
PNC Financial Services Group, Inc. (The)	542,373	48,862,384
SunTrust Banks, Inc.	432,968	18,963,998
Wells Fargo & Co.	228,162	10,103,013

		112,059,927

Beverages — 2.0%
Coca-Cola Co. (The)	222,216	9,404,181
Dr. Pepper Snapple Group, Inc.	69,948	6,386,952
PepsiCo, Inc.	386,413	42,030,142

		57,821,275

Biotechnology — 1.0%
Biogen, Inc.*	20,840	6,523,545
Gilead Sciences, Inc.	288,502	22,826,278

		29,349,823

Building Products — 0.5%
Masco Corp.	396,434	13,601,651

Capital Markets — 0.2%
S&P Global, Inc.	43,971	5,564,970

Chemicals — 2.2%
Dow Chemical Co. (The)(a)	164,666	8,534,639
E.I. du Pont de Nemours & Co.	137,977	9,240,320
Eastman Chemical Co.	168,958	11,435,077
LyondellBasell Industries NV (Class A Stock)	368,772	29,745,150
Monsanto Co.	65,841	6,728,950

		65,684,136

Commercial Services & Supplies — 0.9%
Pitney Bowes, Inc.	156,807	2,847,615
Republic Services, Inc.	154,904	7,814,907
Waste Management, Inc.	237,766	15,159,960

		25,822,482

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 1.2%
Cisco Systems, Inc.	1,109,844	$35,204,252
Juniper Networks, Inc.	28,645	689,199

		35,893,451

Construction & Engineering — 0.8%
Fluor Corp.	74,066	3,801,067
Jacobs Engineering Group, Inc.*(a)	184,972	9,566,752
Quanta Services, Inc.*(a)	385,156	10,780,516

		24,148,335

Consumer Finance — 1.2%
Capital One Financial Corp.	116,966	8,401,668
Discover Financial Services	202,051	11,425,984
Synchrony Financial	520,653	14,578,284

		34,405,936

Containers & Packaging — 1.4%
Avery Dennison Corp.	116,556	9,066,891
International Paper Co.	299,929	14,390,593
Owens-Illinois, Inc.*	460,871	8,475,418
Sealed Air Corp.	183,473	8,406,733

		40,339,635

Diversified Consumer Services — 0.2%
H&R Block, Inc.(a)	287,352	6,652,199

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	280,578	40,535,104

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	648,272	26,326,326
CenturyLink, Inc.(a)	437,781	12,008,333
Level 3 Communications, Inc.*	54,840	2,543,479
Verizon Communications, Inc.	637,065	33,114,639

		73,992,777

Electric Utilities — 4.6%
American Electric Power Co., Inc.	396,613	25,466,521
Edison International	20,649	1,491,890
Entergy Corp.	315,316	24,194,197
Exelon Corp.	649,879	21,634,472
FirstEnergy Corp.	940,375	31,107,605
PG&E Corp.	104,321	6,381,316
Pinnacle West Capital Corp.	168,141	12,777,035
PPL Corp.	299,584	10,356,619

		133,409,655

Electrical Equipment — 0.2%
Eaton Corp. PLC	58,564	3,848,240
Rockwell Automation, Inc.	4,898	599,221

		4,447,461

Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity Ltd. (Switzerland)	32,014	2,061,061

Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	11,492	580,001
Diamond Offshore Drilling, Inc.(a)	297,979	5,247,410
Schlumberger Ltd.	7,167	563,613
Transocean Ltd.*(a)	527,173	5,619,664

		12,010,688

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	116,609	13,215,298
AvalonBay Communities, Inc.	35,151	6,251,254

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties, Inc.	41,583	$5,667,347
Crown Castle International Corp.	91,665	8,635,760
Equinix, Inc.	13,983	5,037,376
Equity Residential	67,000	4,310,110
Prologis, Inc.	92,700	4,963,158
Public Storage	39,979	8,920,914
Simon Property Group, Inc.	69,516	14,390,507
Ventas, Inc.	75,482	5,331,294
Welltower, Inc.	68,000	5,084,360

		81,807,378

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	566,659	40,867,447

Food Products — 5.2%
Archer-Daniels-Midland Co.	695,604	29,333,621
Campbell Soup Co.	102,604	5,612,439
ConAgra Foods, Inc.	574,836	27,080,524
General Mills, Inc.	117,521	7,507,241
Hershey Co. (The)	6,870	656,772
J.M. Smucker Co. (The)	68,019	9,219,295
Kraft Heinz Co. (The)	96,506	8,638,252
Mead Johnson Nutrition Co.	24,044	1,899,716
Mondelez International, Inc. (Class A Stock)	385,442	16,920,904
Tyson Foods, Inc. (Class A Stock)	615,000	45,922,050

		152,790,814

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	327,751	15,600,948
St. Jude Medical, Inc.	43,412	3,462,541

		19,063,489

Health Care Providers & Services — 3.9%
Aetna, Inc.	38,734	4,471,840
Anthem, Inc.	156,405	19,599,111
Cigna Corp.	41,824	5,450,504
Express Scripts Holding Co.*	37,120	2,618,074
Humana, Inc.	18,880	3,339,683
McKesson Corp.	60,687	10,119,557
Quest Diagnostics, Inc.	206,244	17,454,430
UnitedHealth Group, Inc.	299,607	41,944,980
Universal Health Services, Inc. (Class B Stock)	67,701	8,342,117

		113,340,296

Hotels, Restaurants & Leisure — 0.4%
Carnival Corp.	17,116	835,603
Darden Restaurants, Inc.	51,512	3,158,716
Marriott International, Inc. (Class A Stock)	21,603	1,454,530
Wyndham Worldwide Corp.	85,608	5,763,987

		11,212,836

Household Durables — 0.6%
D.R. Horton, Inc.	438,851	13,253,300
Leggett & Platt, Inc.	12,329	561,956
Whirlpool Corp.	24,004	3,892,489

		17,707,745

Household Products — 2.0%
Kimberly-Clark Corp.	91,211	11,505,356
Procter & Gamble Co. (The)	535,128	48,027,738

		59,533,094

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers
AES Corp.	50,772	$652,420

Industrial Conglomerates — 0.3%
General Electric Co.	344,653	10,208,622

Insurance — 4.1%
Aflac, Inc.	50,573	3,634,682
Allstate Corp. (The)	392,920	27,182,206
American International Group, Inc.	150,414	8,925,567
Assurant, Inc.	123,377	11,381,528
Hartford Financial Services Group, Inc. (The)	78,234	3,349,980
Lincoln National Corp.	369,824	17,374,332
MetLife, Inc.	116,051	5,156,146
Progressive Corp. (The)	454,848	14,327,712
Travelers Cos., Inc. (The)	171,653	19,662,851
Unum Group	204,791	7,231,170
XL Group Ltd. (Ireland)	70,361	2,366,240

		120,592,414

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	42,318	35,433,285

Internet Software & Services — 4.9%
Alphabet, Inc. (Class A Stock)*	44,040	35,410,802
Alphabet, Inc. (Class C Stock)*	48,298	37,541,552
eBay, Inc.*	991,708	32,627,193
Facebook, Inc. (Class A Stock)*	301,878	38,721,891

		144,301,438

IT Services — 2.2%
Accenture PLC (Class A Stock)	63,699	7,782,107
Cognizant Technology Solutions Corp. (Class A Stock)*	260,127	12,410,659
International Business Machines Corp.	120,982	19,217,991
Teradata Corp.*(a)	234,098	7,257,038
Total System Services, Inc.	124,285	5,860,038
Xerox Corp.	1,294,540	13,113,690

		65,641,523

Leisure Products — 0.2%
Hasbro, Inc.	80,372	6,375,911

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	355,654	16,747,747

Machinery — 0.7%
Cummins, Inc.	132,618	16,994,997
Ingersoll-Rand PLC	31,591	2,146,293
Parker-Hannifin Corp.	5,175	649,618

		19,790,908

Media — 0.6%
Comcast Corp. (Class A Stock)	118,954	7,891,408
News Corp. (Class A Stock)	196,770	2,750,845
TEGNA, Inc.(a)	228,600	4,997,196
Viacom, Inc. (Class B Stock)	13,387	510,045

		16,149,494

Metals & Mining — 1.3%
Freeport-McMoRan, Inc.(a)	427,962	4,647,667
Newmont Mining Corp	435,698	17,118,574
Nucor Corp.(a)	333,655	16,499,240

		38,265,481

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.5%
Dollar General Corp.	63,261	$4,427,637
Macy’s, Inc.	231,756	8,586,560
Target Corp.(a)	4,915	337,562

		13,351,759

Multi-Utilities — 1.5%
Ameren Corp.(a)	187,213	9,207,135
CenterPoint Energy, Inc.	353,638	8,215,011
DTE Energy Co.	57,332	5,370,288
Public Service Enterprise Group, Inc.	489,202	20,482,888
SCANA Corp.	18,715	1,354,405

		44,629,727

Oil, Gas & Consumable Fuels — 6.5%
Chevron Corp.	289,148	29,759,112
ConocoPhillips	263,297	11,445,521
Exxon Mobil Corp.	648,285	56,582,315
Kinder Morgan, Inc.	618,816	14,313,214
Marathon Petroleum Corp.	289,701	11,758,964
ONEOK, Inc.	26,537	1,363,736
Phillips 66	137,405	11,067,973
Pioneer Natural Resources Co.	23,157	4,299,097
Southwestern Energy Co.*	57,567	796,727
Spectra Energy Corp.	106,210	4,540,477
Tesoro Corp.	258,536	20,569,124
Valero Energy Corp.	423,408	22,440,624
Williams Cos., Inc. (The)	68,238	2,096,954

		191,033,838

Pharmaceuticals — 3.3%
Endo International PLC*(a)	181,594	3,659,119
Johnson & Johnson	362,084	42,772,983
Mallinckrodt PLC*	163,894	11,436,523
Merck & Co., Inc.	284,187	17,736,111
Pfizer, Inc.	640,367	21,689,230

		97,293,966

Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	7,735	1,056,756
Robert Half International, Inc.	345,704	13,088,353

		14,145,109

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	67,481	4,349,150
Applied Materials, Inc.	1,393,301	42,008,025
First Solar, Inc.*(a)	57,507	2,270,951
Intel Corp.	1,057,464	39,919,266
Lam Research Corp.(a)	59,029	5,590,637
QUALCOMM, Inc.	611,332	41,876,242
Texas Instruments, Inc.	213,055	14,952,200
Xilinx, Inc.	180,315	9,798,317

		160,764,788

Software — 4.6%
Activision Blizzard, Inc.	22,426	993,472
Adobe Systems, Inc.*	42,035	4,562,479
CA, Inc.	285,217	9,434,978
Citrix Systems, Inc.*	234,918	20,019,712
Dell Technologies, Inc. - VMware, Inc. (Class V Stock)*	34,024	1,626,347
Intuit, Inc.	11,449	1,259,504
Microsoft Corp.	1,322,667	76,185,619

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Oracle Corp.	513,472	$20,169,180

		134,251,291

Specialty Retail — 1.5%
Best Buy Co., Inc.	342,973	13,094,709
Home Depot, Inc. (The)	27,215	3,502,026
Lowe’s Cos., Inc.	40,454	2,921,183
Staples, Inc.	619,136	5,293,613
TJX Cos., Inc. (The)	31,258	2,337,473
Urban Outfitters, Inc.*(a)	500,431	17,274,878

		44,423,882

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	682,178	77,120,223
Hewlett Packard Enterprise Co.	650,218	14,792,459
HP, Inc.	3,199,890	49,694,292
NetApp, Inc.	44,611	1,597,966

		143,204,940

Textiles, Apparel & Luxury Goods — 1.4%
Michael Kors Holdings Ltd.*(a)	396,441	18,549,474
PVH Corp.	155,565	17,189,933
Ralph Lauren Corp.(a)	63,995	6,472,454

		42,211,861

Tobacco — 1.1%
Altria Group, Inc.	390,579	24,696,310
Philip Morris International, Inc.	78,987	7,679,116

		32,375,426

Water Utilities — 0.1%
American Water Works Co., Inc.	36,063	2,698,955

TOTAL LONG-TERM INVESTMENTS (cost $2,590,895,487)		2,858,803,400

SHORT-TERM INVESTMENTS — 6.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $68,535,509)(w)	68,535,509	68,535,509
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $112,545,540)(b)(w)	112,545,540	112,545,540

TOTAL SHORT-TERM INVESTMENTS (cost $181,081,049)		181,081,049

TOTAL INVESTMENTS — 103.7% (cost $2,771,976,536)		3,039,884,449
Liabilities in excess of other assets(z) — (3.7)%		(108,254,204)

NET ASSETS — 100.0%		$2,931,630,245

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,803,145; cash collateral of $112,503,650 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
372	S&P 500 E-Mini Index	Dec. 2016	$39,692,798	$40,183,440	$490,642

Cash of $1,562,400 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$140,807,421	$ —	$ —
Airlines	79,295,962	—	—
Automobiles	30,031,567	—	—
Banks	112,059,927	—	—
Beverages	57,821,275	—	—
Biotechnology	29,349,823	—	—
Building Products	13,601,651	—	—
Capital Markets	5,564,970	—	—
Chemicals	65,684,136	—	—
Commercial Services & Supplies	25,822,482	—	—
Communications Equipment	35,893,451	—	—
Construction & Engineering	24,148,335	—	—
Consumer Finance	34,405,936	—	—
Containers & Packaging	40,339,635	—	—
Diversified Consumer Services	6,652,199	—	—
Diversified Financial Services	40,535,104	—	—
Diversified Telecommunication Services	73,992,777	—	—
Electric Utilities	133,409,655	—	—
Electrical Equipment	4,447,461	—	—
Electronic Equipment, Instruments & Components	2,061,061	—	—
Energy Equipment & Services	12,010,688	—	—
Equity Real Estate Investment Trusts (REITs)	81,807,378	—	—
Food & Staples Retailing	40,867,447	—	—
Food Products	152,790,814	—	—
Health Care Equipment & Supplies	19,063,489	—	—
Health Care Providers & Services	113,340,296	—	—
Hotels, Restaurants & Leisure	11,212,836	—	—
Household Durables	17,707,745	—	—
Household Products	59,533,094	—	—
Independent Power & Renewable Electricity Producers	652,420	—	—
Industrial Conglomerates	10,208,622	—	—
Insurance	120,592,414	—	—
Internet & Direct Marketing Retail	35,433,285	—	—
Internet Software & Services	144,301,438	—	—
IT Services	65,641,523	—	—

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Leisure Products	$ 6,375,911	$ —	$ —
Life Sciences Tools & Services	16,747,747	—	—
Machinery	19,790,908	—	—
Media	16,149,494	—	—
Metals & Mining	38,265,481	—	—
Multiline Retail	13,351,759	—	—
Multi-Utilities	44,629,727	—	—
Oil, Gas & Consumable Fuels	191,033,838	—	—
Pharmaceuticals	97,293,966	—	—
Professional Services	14,145,109	—	—
Semiconductors & Semiconductor Equipment	160,764,788	—	—
Software	134,251,291	—	—
Specialty Retail	44,423,882	—	—
Technology Hardware, Storage & Peripherals	143,204,940	—	—
Textiles, Apparel & Luxury Goods	42,211,861	—	—
Tobacco	32,375,426	—	—
Water Utilities	2,698,955	—	—
Affilated Mutual Funds	181,081,049	—	—
Other Financial Instruments*
Futures Contracts	490,642	—	—

Total	$3,040,375,091	$ —	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/(depreciation) on the instrument, and OTC swap contacts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$490,642

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.0%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	42,136,049	$453,383,884
AST AQR Emerging Markets Equity Portfolio*	1,081,466	10,555,107
AST AQR Large-Cap Portfolio*	68,307,723	979,532,751
AST BlackRock Low Duration Bond Portfolio*	3,366,022	35,578,851
AST BlackRock/Loomis Sayles Bond Portfolio*	13,119,476	175,800,975
AST Boston Partners Large-Cap Value Portfolio*	10,127,927	185,239,776
AST ClearBridge Dividend Growth Portfolio*	29,241,420	419,321,964
AST Cohen & Steers Realty Portfolio*	635,503	7,104,928
AST Goldman Sachs Global Income Portfolio*	25,991,560	278,369,608
AST Goldman Sachs Large-Cap Value Portfolio*	7,049,295	187,652,232
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,076,402	31,062,181
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	74,056,350
AST Goldman Sachs Strategic Income Portfolio*	10,893,264	104,248,535
AST Government Money Market Portfolio*	50,820,154	50,820,154
AST High Yield Portfolio*	23,621,315	217,552,315
AST Hotchkis & Wiley Large-Cap Value Portfolio*	8,211,768	185,585,952
AST International Growth Portfolio*	31,356,391	447,455,699
AST International Value Portfolio*	24,730,258	431,543,008
AST Jennison Large-Cap Growth Portfolio*	8,514,985	198,739,752
AST Loomis Sayles Large-Cap Growth Portfolio*	8,659,108	340,649,323
AST Lord Abbett Core Fixed Income Portfolio*	27,442,912	345,780,693
AST MFS Growth Portfolio*	14,087,354	260,616,044
AST MFS Large-Cap Value Portfolio*	19,505,379	320,668,436
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	605,890	17,201,218
AST Parametric Emerging Markets Equity Portfolio*	1,085,539	8,901,421
AST Prudential Core Bond Portfolio*	79,487,818	953,853,811
AST QMA Emerging Markets Equity Portfolio*	692,570	6,281,607
AST QMA International Core Equity Portfolio*	21,245,842	220,956,761
AST QMA Large-Cap Portfolio*	66,807,729	984,077,854
AST Small-Cap Growth Opportunities Portfolio*	6,009,340	89,599,257
AST Small-Cap Growth Portfolio*	2,753,715	95,416,241
AST Small-Cap Value Portfolio*	4,960,559	115,630,642
AST T. Rowe Price Large-Cap Growth Portfolio*	6,254,952	154,497,304
AST Templeton Global Bond Portfolio*	23,137	235,077
AST Value Equity Portfolio*	3,800,151	47,691,897
AST WEDGE Capital Mid-Cap Value Portfolio*	812,737	16,888,669
AST Wellington Management Global Bond Portfolio*	51,181,948	546,623,208

		Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*		52,175,509	$643,845,781
AST Western Asset Emerging Markets Debt Portfolio*		4,762,861	51,962,814

TOTAL LONG-TERM INVESTMENTS (cost $8,257,918,162)(w)			9,694,982,080

SHORT-TERM INVESTMENTS — 9.5%
AFFILIATED MUTUAL FUND — 9.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $995,804,733)(w)		995,804,733	995,804,733

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
0.330%	12/15/16	33,000	32,987,625

(cost $32,977,918)

TOTAL SHORT-TERM INVESTMENTS (cost $1,028,782,651)			1,028,792,358

TOTAL INVESTMENTS — 99.5% (cost $9,286,700,813)			10,723,774,438
Other assets in excess of liabilities(z) — 0.5%			49,976,706

NET ASSETS — 100.0%			$10,773,751,144

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
907	2 Year U.S. Treasury Notes	Dec. 2016	$ 197,809,547	$ 198,151,156	$341,609
1,645	10 Year U.S. Treasury Notes	Dec. 2016	214,543,783	215,700,625	1,156,842
100	CAC40 10 Euro	Oct. 2016	4,969,726	4,991,631	21,905
20	DAX Index	Dec. 2016	5,843,415	5,904,638	61,223
1,723	Euro STOXX 50 Index	Dec. 2016	57,853,346	57,950,123	96,777
253	FTSE 100 Index	Dec. 2016	21,826,628	22,487,395	660,767
312	Mini MSCI EAFE Index	Dec. 2016	26,486,557	26,624,520	137,963
313	Russell 2000 Mini Index	Dec. 2016	38,564,730	39,071,790	507,060
1,857	S&P 500 E-Mini Index	Dec. 2016	199,808,558	200,593,140	784,582
366	S&P 500 Index	Dec. 2016	193,614,669	197,676,600	4,061,931
179	TOPIX Index	Dec. 2016	23,618,362	23,353,582	(264,780)

					$7,565,879

A U.S. Treasury Obligation with a market value of $32,987,625 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$ 10,690,786,813	$ —	$ —
U.S. Treasury Obligation	—	32,987,625	—
Other Financial Instruments*
Futures Contracts	7,565,879	—	—

Total	$ 10,698,352,692	$32,987,625	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$6,067,428
Interest rate contracts	1,498,451
Total	$7,565,879

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 79.5%
AFFILIATED EXCHANGE TRADED FUNDS — 3.5%
iShares 0-5 Year TIPS Bond ETF	1	$101
iShares 10-20 Year Treasury Bond ETF	1	145
iShares 1-3 Year Treasury Bond Fund ETF	1	85
iShares 20+ Year Treasury Bond ETF(a)	54,129	7,443,279
iShares 3-7 Year Treasury Bond ETF	1	127
iShares 7-10 Year Treasury Bond ETF	1	112
iShares Agency Bond ETF	1	116
iShares Core U.S. Treasury Bond ETF	1	26
iShares iBoxx $ High Yield Corporate Bond Fund(a)	47,870	4,177,136
iShares MSCI Eurozone ETF(a)	1,935,397	66,751,843
iShares MSCI Hong Kong ETF(a)	190,439	4,191,562
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond Fund ETF	1	116

TOTAL AFFILIATED EXCHANGE TRADED FUNDS (cost $98,585,980)		82,564,758

COMMON STOCKS — 27.3%
Aerospace & Defense — 0.2%
BAE Systems PLC (United Kingdom)	31,301	212,635
Boeing Co. (The)	3,847	506,804
BWX Technologies, Inc.	5,564	213,491
General Dynamics Corp.	4,529	702,720
HEICO Corp. (Class A Stock)	950	57,485
L-3 Communications Holdings, Inc.	396	59,689
Northrop Grumman Corp.	693	148,267
QinetiQ Group PLC (United Kingdom)	34,640	106,128
Raytheon Co.	11,625	1,582,511
Saab AB (Sweden) (Class B Stock)	1,541	54,865
Thales SA (France)	4,700	432,782

		4,077,377

Air Freight & Logistics — 0.2%
CTT-Correios de Portugal SA (Portugal)	4,881	32,858
Deutsche Post AG (Germany)	7,037	220,319
Expeditors International of Washington, Inc.	31,783	1,637,460
FedEx Corp.	8,393	1,466,089
United Parcel Service, Inc. (Class B Stock)(a)	1,794	196,192

		3,552,918

Airlines
Air China Ltd. (China) (Class H Stock)	44,000	29,743
Air France-KLM (France)*	21,439	115,368
ANA Holdings, Inc. (Japan)	13,000	35,318
Japan Airlines Co. Ltd. (Japan)	1,600	47,033
Qantas Airways Ltd. (Australia)	72,345	173,760
Singapore Airlines Ltd. (Singapore)	5,500	42,491
Southwest Airlines Co.	2,671	103,875
Turk Hava Yollari AO (Turkey)*	51,202	87,698

		635,286

Auto Components — 0.4%
BorgWarner, Inc.(a)	69,365	2,440,261
Bridgestone Corp. (Japan)	2,200	81,056
Calsonic Kansei Corp. (Japan)	3,000	27,790
Cie Generale des Etablissements Michelin (France)	3,425	379,270
Continental AG (Germany)	1,779	374,839
Delphi Automotive PLC (United Kingdom)	668	47,642
Denso Corp. (Japan)	900	35,914
Faurecia (France)	3,472	136,251
GKN PLC (United Kingdom)	267,581	1,110,325
Goodyear Tire & Rubber Co. (The)	23,646	763,766
Hyundai Mobis Co. Ltd. (South Korea)	214	53,705
Johnson Controls International PLC	4,837	225,066
Lear Corp.	15,187	1,840,968
Leoni AG (Germany)	338	12,306
Motherson Sumi Systems Ltd. (India)	12,814	61,365
Toyota Boshoku Corp. (Japan)	1,500	33,577
Valeo SA (France)	12,010	701,012
Visteon Corp.	1,465	104,982
Xinyi Glass Holdings Ltd. (Hong Kong)*	46,000	41,822

		8,471,917

Automobiles — 0.2%
Astra International Tbk PT (Indonesia)	66,500	42,196
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	44,000	44,372

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Fuji Heavy Industries Ltd. (Japan)	3,600	$135,070
Geely Automobile Holdings Ltd. (China)	115,000	103,552
General Motors Co.	15,176	482,142
Great Wall Motor Co. Ltd. (China) (Class H Stock)	50,000	49,168
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	34,000	43,972
Hero MotoCorp Ltd. (India)	1,271	65,302
Honda Motor Co. Ltd. (Japan)	8,800	253,971
Hyundai Motor Co. (South Korea)	416	51,410
Kia Motors Corp. (South Korea)	2,998	115,189
Maruti Suzuki India Ltd. (India)	1,085	89,430
Mazda Motor Corp. (Japan)	12,700	194,840
Mitsubishi Motors Corp. (Japan)	6,100	28,495
Nissan Motor Co. Ltd. (Japan)	18,200	178,522
Peugeot SA (France)*	40,907	624,685
Renault SA (France)	8,154	670,827
Suzuki Motor Corp. (Japan)	3,900	130,631
Tata Motors Ltd. (India)	48,228	386,290
Tata Motors Ltd. (India) (Class A Stock), DVR	8,043	41,259
Toyota Motor Corp. (Japan)	21,500	1,247,139

		4,978,462

Banks — 2.7%
Agricultural Bank of China Ltd. (China) (Class H Stock)	384,000	165,633
Akbank TAS (Turkey)	26,108	69,942
Aozora Bank Ltd. (Japan)	116,000	399,824
Australia & New Zealand Banking Group Ltd. (Australia)	35,155	748,857
Axis Bank Ltd. (India)	12,867	104,942
Banco Bradesco SA (Brazil)	4,100	35,703
Banco do Brasil SA (Brazil)	38,200	269,690
Banco Popolare SC (Italy)	8,921	21,037
Banco Santander SA (Spain)	125,584	557,137
Bank Central Asia Tbk PT (Indonesia)	218,200	263,186
Bank Hapoalim BM (Israel)	13,550	76,939
Bank Leumi Le-Israel BM (Israel)*	17,821	67,824
Bank Mandiri Persero Tbk PT (Indonesia)	142,100	122,607
Bank Negara Indonesia Persero Tbk PT (Indonesia)	154,800	66,037
Bank of America Corp.	230,062	3,600,470
Bank of China Ltd. (China) (Class H Stock)	1,654,000	763,824
Bank of Communications Co. Ltd. (China) (Class H Stock)	173,000	133,063
Bank of East Asia Ltd. (The) (Hong Kong)	15,200	62,037
Bank of Kyoto Ltd. (The) (Japan)	49,000	358,672
Bank of Montreal (Canada)	13,809	904,882
Bank of Nova Scotia (The) (Canada)	35,906	1,902,653
Bank of Queensland Ltd. (Australia)	15,887	139,146
Bank Pekao SA (Poland)	14,560	471,414
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	65,400	61,367
Bank Zachodni WBK SA (Poland)*	431	35,086
Barclays Africa Group Ltd. (South Africa)	5,183	57,224
Barclays PLC (United Kingdom)	254,050	550,783
BB&T Corp.	12,132	457,619
Bendigo & Adelaide Bank Ltd. (Australia)	44,308	367,483
BNP Paribas SA (France)	8,474	435,850
BOC Hong Kong Holdings Ltd. (Hong Kong)	79,500	270,491

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada)	20,366	$1,579,201
Chiba Bank Ltd. (The) (Japan)	125,000	709,900
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	154,000	103,007
China Construction Bank Corp. (China) (Class H Stock)	1,184,000	889,229
China Everbright Bank Co. Ltd. (China) (Class H Stock)	81,000	37,936
China Merchants Bank Co. Ltd. (China) (Class H Stock)	26,500	67,390
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	116,000	134,760
Chugoku Bank Ltd. (The) (Japan)	23,300	284,217
CIT Group, Inc.	9,411	341,619
Citigroup, Inc.	58,264	2,751,809
Citizens Financial Group, Inc.	62,610	1,547,093
Comerica, Inc.	1,467	69,418
Commonwealth Bank of Australia (Australia)	20,575	1,147,330
Concordia Financial Group Ltd. (Japan)	129,900	566,786
Credit Agricole SA (France)	15,093	148,877
CTBC Financial Holding Co. Ltd. (Taiwan)	546,000	318,264
DBS Group Holdings Ltd. (Singapore)	32,500	368,773
Erste Group Bank AG (Austria)*	5,243	155,255
Fifth Third Bancorp	16,978	347,370
First Financial Holding Co. Ltd. (Taiwan)	170,335	90,713
First Horizon National Corp.	22,253	338,913
First Republic Bank	7,256	559,510
Fukuoka Financial Group, Inc. (Japan)	71,000	295,100
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	19,900	104,469
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	19,700	34,564
Hachijuni Bank Ltd. (The) (Japan)	117,200	610,396
Hana Financial Group, Inc. (South Korea)	2,505	63,774
Hiroshima Bank Ltd. (The) (Japan)	118,000	489,463
HSBC Holdings PLC (United Kingdom)	96,000	721,606
Huntington Bancshares, Inc.	14,710	145,041
ICICI Bank Ltd. (India)	37,308	140,921
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,416,000	898,694
Industrial Bank of Korea (South Korea)	6,588	71,827
Iyo Bank Ltd. (The) (Japan)	99,800	604,346
Japan Post Bank Co. Ltd. (Japan)	73,500	873,387
JPMorgan Chase & Co.	91,398	6,086,193
KB Financial Group, Inc. (South Korea)	1,614	55,513
KBC Group NV (Belgium)*	532	31,056
KeyCorp	3,980	48,437
Kyushu Financial Group, Inc. (Japan)	101,600	692,244
Lloyds Banking Group PLC (United Kingdom)	692,693	489,396
M&T Bank Corp.	4,362	506,428
Mebuki Financial Group, Inc. (Japan)	225,810	808,976
Mediobanca SpA (Italy)	11,818	76,916
Mega Financial Holding Co. Ltd. (Taiwan)	131,000	92,408
Metropolitan Bank & Trust Co. (Philippines)	15,330	27,015
Mitsubishi UFJ Financial Group, Inc. (Japan)	172,000	871,367
Mizrahi Tefahot Bank Ltd. (Israel)	1,771	22,524
Mizuho Financial Group, Inc. (Japan)	637,000	1,073,624
Natixis SA (France)	13,173	61,464

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Nedbank Group Ltd. (South Africa)	2,013	$32,742
Nordea Bank AB (Sweden)	40,800	405,163
OTP Bank PLC (Hungary)	6,643	174,523
Oversea-Chinese Banking Corp. Ltd. (Singapore)	39,400	251,103
People’s United Financial, Inc.	1,232	19,490
PNC Financial Services Group, Inc. (The)	6,450	581,081
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	16,692	114,024
Public Bank Bhd (Malaysia)	6,400	30,688
Raiffeisen Bank International AG (Austria)*	2,773	42,208
Regions Financial Corp.	49,561	489,167
Resona Holdings, Inc. (Japan)	178,200	749,438
Royal Bank of Canada (Canada)	18,367	1,137,621
Royal Bank of Scotland Group PLC (United Kingdom)*	88,050	203,840
Seven Bank Ltd. (Japan)	94,600	302,993
Shinhan Financial Group Co. Ltd. (South Korea)	3,954	144,814
Shinsei Bank Ltd. (Japan)	116,000	175,905
Shizuoka Bank Ltd. (The) (Japan)	79,000	632,948
Siam Commercial Bank PCL (The) (Thailand), NVDR	18,300	78,535
Signature Bank*	2,145	254,075
SinoPac Financial Holdings Co. Ltd. (Taiwan)	77,700	23,003
Societe Generale SA (France)	12,534	433,607
Standard Bank Group Ltd. (South Africa)	15,216	156,350
Standard Chartered PLC (United Kingdom)*	86,507	703,970
State Bank of India (India)	122,417	463,711
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,900	1,111,349
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	15,800	516,211
SunTrust Banks, Inc.	32,041	1,403,396
Suruga Bank Ltd. (Japan)	25,100	601,638
Synovus Financial Corp.	4,062	132,137
TMB Bank PCL (Thailand), NVDR	522,200	32,035
Toronto-Dominion Bank (The) (Canada)	12,218	542,381
Turkiye Garanti Bankasi A/S (Turkey)	102,307	271,095
Turkiye Halk Bankasi A/S (Turkey)	71,535	217,395
Turkiye Is Bankasi (Turkey) (Class C Stock)	160,613	254,248
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	28,982	44,335
UniCredit SpA (Italy)	144,114	335,919
United Overseas Bank Ltd. (Singapore)	16,500	228,918
US Bancorp	44,183	1,895,009
Wells Fargo & Co.	98,236	4,349,890
Westpac Banking Corp. (Australia)	45,382	1,032,540
Wintrust Financial Corp.	959	53,292
Woori Bank (South Korea)	12,869	133,762
Yamaguchi Financial Group, Inc. (Japan)	67,000	714,169
Yapi ve Kredi Bankasi A/S (Turkey)*	52,999	64,794
Yes Bank Ltd. (India)	5,807	109,728

		63,741,181

Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	1,877	246,841
Asahi Group Holdings Ltd. (Japan)	3,300	120,210
Coca-Cola Amatil Ltd. (Australia)	12,669	99,897
Coca-Cola Co. (The)	119,379	5,052,119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola European Partners PLC (United Kingdom)	662	$26,361
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,600	34,516
Coca-Cola West Co. Ltd. (Japan)	1,100	30,579
Constellation Brands, Inc. (Class A Stock)	887	147,677
Diageo PLC (United Kingdom)	53,308	1,526,923
Dr. Pepper Snapple Group, Inc.	17,311	1,580,667
Fomento Economico Mexicano SAB de CV (Mexico), UTS	15,200	139,906
Heineken Holding NV (Netherlands)	482	38,616
PepsiCo, Inc.	13,958	1,518,212
SABMiller PLC (United Kingdom)	3,686	214,706
Sapporo Holdings Ltd. (Japan)	900	24,950

		10,802,180

Biotechnology — 0.6%
AbbVie, Inc.	25,388	1,601,221
Actelion Ltd. (Switzerland)*	2,636	457,435
Alexion Pharmaceuticals, Inc.*	410	50,241
Amgen, Inc.	15,600	2,602,236
Biogen, Inc.*	2,789	873,040
Celgene Corp.*	17,116	1,789,136
CSL Ltd. (Australia)	31,196	2,565,268
Gilead Sciences, Inc.	29,958	2,370,277
Grifols SA (Spain)	1,065	22,956
Incyte Corp.*	2,019	190,371
Shire PLC	5,751	371,876

		12,894,057

Building Products — 0.3%
Allegion PLC	3,629	250,074
Asahi Glass Co. Ltd. (Japan)	12,000	77,591
Cie de Saint-Gobain (France)	4,800	207,697
Fortune Brands Home & Security, Inc.	11,469	666,349
Geberit AG (Switzerland)	12,382	5,427,532
Masco Corp.	22,058	756,810

		7,386,053

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	12,404	104,583
Affiliated Managers Group, Inc.*	1,835	265,525
American Capital Ltd.*	348,966	5,901,015
Ameriprise Financial, Inc.	9,437	941,529
Ashmore Group PLC (United Kingdom)	12,700	58,125
Bank of New York Mellon Corp. (The)	38,346	1,529,238
BM&FBovespa SA (Brazil)	22,200	115,364
CETIP SA - Mercados Organizados (Brazil)	4,800	63,436
Charles Schwab Corp. (The)	43,714	1,380,051
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	254,000	90,461
China Everbright Ltd. (China)	14,000	28,873
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	91,000	83,699
CITIC Securities Co. Ltd. (China) (Class H Stock)	27,000	57,905
CME Group, Inc.	11,347	1,185,988
Credit Suisse Group AG (Switzerland)*	48,908	642,780
Daiwa Securities Group, Inc. (Japan)(a)	34,000	191,430
Deutsche Bank AG (Germany)*	7,701	100,370
E*TRADE Financial Corp.*	1,166	33,954

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Franklin Resources, Inc.	26,153	$930,262
GAM Holding AG (Switzerland)*	2,269	21,735
GF Securities Co. Ltd. (China) (Class H Stock)	10,600	22,596
Goldman Sachs Group, Inc. (The)	6,346	1,023,420
Haitong Securities Co. Ltd. (China) (Class H Stock)	25,200	43,086
Henderson Group PLC (United Kingdom)	18,878	56,670
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	24,800	656,341
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	16,800	34,309
IG Group Holdings PLC (United Kingdom)	11,585	130,720
Intercontinental Exchange, Inc.	6,866	1,849,426
Invesco Ltd.	22,036	689,066
Investec Ltd. (South Africa)	11,346	69,646
Japan Exchange Group, Inc. (Japan)	18,000	281,449
Julius Baer Group Ltd. (Switzerland)*	5,907	240,781
Jupiter Fund Management PLC (United Kingdom)	12,893	71,082
Macquarie Group Ltd. (Australia)	716	45,283
Man Group PLC (United Kingdom)	38,929	56,709
Matsui Securities Co. Ltd. (Japan)	2,800	22,904
Mirae Asset Daewoo Co. Ltd. (South Korea)	9,132	65,384
Moody’s Corp.(a)	8,508	921,246
Morgan Stanley	38,599	1,237,484
NH Investment & Securities Co. Ltd. (South Korea)	5,622	51,372
Nomura Holdings, Inc. (Japan)	9,300	41,678
Northern Trust Corp.	3,287	223,483
Partners Group Holding AG (Switzerland)	117	59,113
Platinum Asset Management Ltd. (Australia)	42,260	163,535
Raymond James Financial, Inc.	3,304	192,326
S&P Global, Inc.(a)	13,590	1,719,951
SBI Holdings, Inc. (Japan)	8,400	100,333
Schroders PLC (United Kingdom)	9,458	330,284
SEI Investments Co.	4,510	205,701
Singapore Exchange Ltd. (Singapore)	10,200	55,636
State Street Corp.	6,489	451,829
TD Ameritrade Holding Corp.	13,719	483,458
Thomson Reuters Corp.	4,610	190,627
UBS Group AG (Switzerland)	65,728	897,875
Uranium Participation Corp. (Canada)*	8,500	25,397
Yuanta Financial Holding Co. Ltd. (Taiwan)	403,000	144,541

		26,581,064

Chemicals — 0.8%
Advanced Emissions Solutions, Inc.*	2,840	21,357
Albemarle Corp.	2,867	245,100
Asahi Kasei Corp. (Japan)	6,000	47,815
Ashland Global Holdings, Inc.	9,825	1,139,209
BASF SE (Germany)	580	49,663
Cabot Corp.	2,029	106,340
Celanese Corp. (Class A Stock)	62,097	4,133,176
Covestro AG (Germany), 144A	1,553	91,904
Croda International PLC (United Kingdom)	5,985	270,067
Denka Co. Ltd. (Japan)	8,000	34,647
DIC Corp. (Japan)	2,100	65,008
Dow Chemical Co. (The)(a)	13,756	712,973
E.I. du Pont de Nemours & Co.	11,388	762,654
EMS-Chemie Holding AG (Switzerland)	684	367,654

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Evonik Industries AG (Germany)	17,511	$592,826
Formosa Chemicals & Fibre Corp. (Taiwan)	52,000	140,313
Formosa Plastics Corp. (Taiwan)	28,000	69,728
Hanwha Chemical Corp. (South Korea)	1,660	36,771
Hitachi Chemical Co. Ltd. (Japan)	2,900	66,633
Hyosung Corp. (South Korea)	328	38,972
Incitec Pivot Ltd. (Australia)	291,581	633,728
Indorama Ventures PCL (Thailand), NVDR	118,400	96,963
International Flavors & Fragrances, Inc.(a)	4,948	707,416
Israel Chemicals Ltd. (Israel)	115,037	448,135
Johnson Matthey PLC (United Kingdom)	3,572	152,360
JSR Corp. (Japan)	52,100	818,881
Kuraray Co. Ltd. (Japan)	6,400	94,944
LANXESS AG (Germany)	4,564	284,098
LG Chem Ltd. (South Korea)	631	139,560
Linde AG (Germany)	434	73,746
Lotte Chemical Corp. (South Korea)	367	100,041
LyondellBasell Industries NV (Class A Stock)	15,371	1,239,825
Mexichem SAB de CV (Mexico)	15,500	34,638
Mitsubishi Chemical Holdings Corp. (Japan)	25,600	160,497
Mitsubishi Gas Chemical Co., Inc. (Japan)	2,000	28,634
Monsanto Co.	1,345	137,459
Mosaic Co. (The)(a)	10,480	256,341
Nan Ya Plastics Corp. (Taiwan)	27,000	53,625
Nippon Shokubai Co. Ltd. (Japan)	500	31,237
Nitto Denko Corp. (Japan)	3,800	246,794
PolyOne Corp.	7,389	249,822
Praxair, Inc.(a)	12,477	1,507,596
PTT Global Chemical PCL (Thailand), NVDR	81,100	138,226
Sherwin-Williams Co. (The)	149	41,222
Shin-Etsu Chemical Co. Ltd. (Japan)	1,900	132,568
Showa Denko KK (Japan)	4,700	59,204
Sumitomo Chemical Co. Ltd. (Japan)	6,000	26,660
Syngenta AG (Switzerland)	1,313	575,019
Taiyo Nippon Sanso Corp. (Japan)	4,000	41,735
Toray Industries, Inc. (Japan)	16,000	155,832
Tosoh Corp. (Japan)	5,000	30,818
Ube Industries Ltd. (Japan)	23,000	43,987
UPL Ltd. (India)	5,144	52,209
Wacker Chemie AG (Germany)	485	40,902
Yara International ASA (Norway)	3,027	100,869
Zeon Corp. (Japan)	4,000	35,479

		17,963,880

Commercial Services & Supplies — 0.1%
Berendsen PLC (United Kingdom)	2,005	32,234
China Everbright International Ltd. (China)	29,000	34,768
Dai Nippon Printing Co. Ltd. (Japan)	4,000	39,239
Downer EDI Ltd. (Australia)	8,108	33,733
G4S PLC (United Kingdom)	15,117	44,576
Intrum Justitia AB (Sweden)	1,175	37,895
Park24 Co. Ltd. (Japan)	2,000	65,046
Regus PLC (United Kingdom)	62,168	210,221
Rentokil Initial PLC (United Kingdom)	21,231	61,021
Secom Co. Ltd. (Japan)	4,000	298,697
Toppan Printing Co. Ltd. (Japan)	26,000	234,700
Waste Management, Inc.	2,624	167,306

		1,259,436

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.4%
Cisco Systems, Inc.	257,609	$8,171,358
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	158,128	1,141,729
ZTE Corp. (China) (Class H Stock)	49,600	72,631

		9,385,718

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	13,982	422,663
Bouygues SA (France)	5,594	185,516
CH Karnchang PCL (Thailand), NVDR	39,100	33,434
China Communications Construction Co. Ltd. (China) (Class H Stock)	93,000	98,696
China Railway Construction Corp. Ltd. (China) (Class H Stock)	24,500	28,074
China Railway Group Ltd. (China) (Class H Stock)	68,000	49,715
Chiyoda Corp. (Japan)	4,000	32,936
CIMIC Group Ltd. (Australia)	36,522	808,872
COMSYS Holdings Corp. (Japan)	2,500	44,421
Fluor Corp.	9,369	480,817
HOCHTIEF AG (Germany)	5,179	730,890
Hyundai Development Co-Engineering & Construction (South Korea)	1,824	85,501
Hyundai Engineering & Construction Co. Ltd. (South Korea)	1,501	54,017
Italian-Thai Development PCL (Thailand), NVDR*	341,200	50,459
Jacobs Engineering Group, Inc.*	2,986	154,436
Kandenko Co. Ltd. (Japan)	3,000	27,676
Kinden Corp. (Japan)	2,500	28,821
Larsen & Toubro Ltd. (India)	3,893	83,982
Obayashi Corp. (Japan)	8,100	80,342
Penta-Ocean Construction Co. Ltd. (Japan)	8,100	46,204
Skanska AB (Sweden) (Class B Stock)	9,147	213,699

		3,741,171

Construction Materials — 0.1%
ACC Ltd. (India)	1,102	26,557
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	19,500	53,895
Boral Ltd. (Australia)	214,955	1,118,192
Buzzi Unicem SpA (Italy)	1,237	25,365
Cemex SAB de CV (Mexico), UTS*	516,200	409,717
Fletcher Building Ltd. (New Zealand)	7,745	60,655
LafargeHolcim Ltd. (Switzerland)*	5,805	314,428
Semen Indonesia Persero Tbk PT (Indonesia)	34,600	26,877
UltraTech Cement Ltd. (India)	1,141	66,071

		2,101,757

Consumer Finance
American Express Co.	7,030	450,201
Capital One Financial Corp.	2,607	187,261
Credit Saison Co. Ltd. (Japan)	3,600	59,768
Discover Financial Services	1,157	65,428
Navient Corp.	6,308	91,277
Synchrony Financial	8,860	248,080

		1,102,015

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	15,168	176,666

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Avery Dennison Corp.	6,049	$470,552
Ball Corp.	1,754	143,740
DS Smith PLC (United Kingdom)	22,818	113,538
FP Corp. (Japan)	500	28,098
Huhtamaki OYJ (Finland)	5,485	255,483
Orora Ltd. (Australia)	13,659	33,127
Owens-Illinois, Inc.*	9,017	165,823
Rengo Co. Ltd. (Japan)	10,000	61,405
Smurfit Kappa Group PLC (Ireland)	4,600	102,823

		1,551,255

Distributors
Imperial Holdings Ltd. (South Africa)	2,273	27,754
Inchcape PLC (United Kingdom)	8,799	75,079
Jardine Cycle & Carriage Ltd. (Singapore)	1,200	37,904
LKQ Corp.*	12,593	446,548

		587,285

Diversified Consumer Services
Kroton Educacional SA (Brazil)	4,900	22,450

Diversified Financial Services — 0.3%
Ayala Corp. (Philippines)	2,120	37,562
Banca Mediolanum SpA (Italy)	6,060	40,179
Berkshire Hathaway, Inc. (Class B Stock)*	16,887	2,439,664
Chailease Holding Co. Ltd. (Taiwan)	24,000	42,743
Challenger Ltd. (Australia)	18,326	143,506
Eurazeo SA (France)	710	41,190
FirstRand Ltd. (South Africa)	50,668	175,550
Fubon Financial Holding Co. Ltd. (Taiwan)	324,000	481,433
Haci Omer Sabanci Holding A/S (Turkey)	14,363	44,434
Leucadia National Corp.	4,610	87,774
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	18,800	86,272
ORIX Corp. (Japan)	57,900	854,179
Pargesa Holding SA (Switzerland)	23,212	1,590,370
Power Finance Corp. Ltd. (India)	39,124	70,888
Reliance Capital Ltd. (India)	6,375	52,557
Remgro Ltd. (South Africa)	6,990	116,970
RMB Holdings Ltd. (South Africa)	11,625	49,599
Rural Electrification Corp. Ltd. (India)	20,604	37,310
Voya Financial, Inc.	15,080	434,605

		6,826,785

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	68,083	2,764,850
BCE, Inc. (Canada)	2,124	98,093
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	26,400	49,811
BT Group PLC (United Kingdom)	81,703	411,072
China Telecom Corp. Ltd. (China) (Class H Stock)	118,000	60,199
China Unicom Hong Kong Ltd. (China)	128,000	155,953
Deutsche Telekom AG (Germany)	9,665	162,378
Elisa OYJ (Finland)	4,160	153,310
HKT Trust & HKT Ltd. (Hong Kong)	52,000	73,123
KT Corp. (South Korea)	27	783
Level 3 Communications, Inc.*	27,993	1,298,315
Nippon Telegraph & Telephone Corp. (Japan)	40,300	1,843,160
Orange SA (France)	34,048	533,452
Proximus SADP (Belgium)	5,436	162,624

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
SBA Communications Corp. (Class A Stock)*	2,012	$225,666
Singapore Telecommunications Ltd. (Singapore)	101,600	297,169
Spark New Zealand Ltd. (New Zealand)	46,819	123,176
Swisscom AG (Switzerland)	775	368,644
Telefonica SA (Spain)	31,711	320,696
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	889,500	296,193
Telenor ASA (Norway)	15,851	272,572
Telstra Corp. Ltd. (Australia)	1,300,844	5,186,622
TPG Telecom Ltd. (Australia)	10,770	71,468
True Corp. PCL (Thailand), NVDR	447,800	90,176
Verizon Communications, Inc.	58,435	3,037,452

		18,056,957

Electric Utilities — 0.4%
Acciona SA (Spain)	2,145	162,126
American Electric Power Co., Inc.	17,783	1,141,846
AusNet Services (Australia)	1,071,884	1,351,030
CEZ A/S (Czech Republic)	4,332	77,390
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	9,000	77,624
Chubu Electric Power Co., Inc. (Japan)	60,200	875,939
Chugoku Electric Power Co., Inc. (The) (Japan)	18,000	226,338
CLP Holdings Ltd. (Hong Kong)	73,500	761,244
Contact Energy Ltd. (New Zealand)	9,170	33,657
DONG Energy A/S (Denmark), 144A*	2,809	116,837
Duke Energy Corp.	4,174	334,087
EDP - Energias de Portugal SA (Portugal)	49,670	166,694
Electricite de France SA (France)	4,474	54,459
Emera, Inc. (Canada)	3,738	136,134
Endesa SA (Spain)	34,090	730,884
Enel SpA (Italy)	136,213	607,067
Great Plains Energy, Inc.	12,214	333,320
HK Electric Investments & HK Electric
Investments Ltd. (Hong Kong), 144A	34,500	33,824
Hokuriku Electric Power Co. (Japan)	19,600	238,846
Iberdrola SA (Spain)	70,884	481,971
Kansai Electric Power Co., Inc. (The) (Japan)*	31,800	289,297
Kyushu Electric Power Co., Inc. (Japan)	14,600	137,039
Mercury NZ Ltd. (New Zealand)	8,910	19,759
PGE Polska Grupa Energetyczna SA (Poland)	10,267	27,276
Power Assets Holdings Ltd. (Hong Kong)	18,000	176,142
Shikoku Electric Power Co., Inc. (Japan)	19,600	193,825
Tauron Polska Energia SA (Poland)*	35,106	23,888
Tohoku Electric Power Co., Inc. (Japan)	24,500	319,504
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	57,800	250,384
Westar Energy, Inc.	1,142	64,809

		9,443,240

Electrical Equipment — 0.1%
ABB Ltd. (Switzerland)*	29,335	661,151
Doosan Heavy Industries & Construction Co. Ltd. (South Korea)	1,501	35,520
Eaton Corp. PLC	5,876	386,112
Fujikura Ltd. (Japan)	7,000	38,231

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Mitsubishi Electric Corp. (Japan)	4,000	$51,267
Nexans SA (France)*	1,156	66,322
Nissin Electric Co. Ltd. (Japan)	1,700	28,339
OSRAM Licht AG (Germany)	2,888	169,661
Philips Lighting NV (Netherlands), 144A*	4,752	126,329
Prysmian SpA (Italy)	1,929	50,512
Rockwell Automation, Inc.	2,114	258,627
Schneider Electric SE (France)	1,296	90,155
Sensata Technologies Holding NV*	6,594	255,715

		2,217,941

Electronic Equipment, Instruments & Components — 0.2%
AU Optronics Corp. (Taiwan)	153,000	56,167
Flex Ltd.*	31,461	428,499
FLIR Systems, Inc.	36,048	1,132,628
Hitachi Ltd. (Japan)	80,000	374,927
Hon Hai Precision Industry Co. Ltd. (Taiwan)	391,600	991,008
Ibiden Co. Ltd. (Japan)	2,300	30,927
Largan Precision Co. Ltd. (Taiwan)	1,000	121,876
Murata Manufacturing Co. Ltd. (Japan)	900	117,480
Nippon Electric Glass Co. Ltd. (Japan)	13,000	67,313
Omron Corp. (Japan)	900	32,395
Spectris PLC (United Kingdom)	2,625	66,841
Taiyo Yuden Co. Ltd. (Japan)	3,400	33,625
TDK Corp. (Japan)	800	53,599
TE Connectivity Ltd. (Switzerland)	3,473	223,592
Venture Corp. Ltd. (Singapore)	8,700	57,594
WPG Holdings Ltd. (Taiwan)	31,000	36,779
Zhen Ding Technology Holding Ltd. (Taiwan)	24,000	53,000

		3,878,250

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	15,710	792,884
Dril-Quip, Inc.*	2,016	112,372
FMC Technologies, Inc.*	7,782	230,892
Halliburton Co.	4,218	189,304
Nabors Industries Ltd.	22,269	270,791
National Oilwell Varco, Inc.(a)	2,784	102,284
Schlumberger Ltd.	15,463	1,216,010
Subsea 7 SA (United Kingdom)*	27,266	294,224
Vallourec SA (France)*	27,976	125,539
WorleyParsons Ltd. (Australia)*	5,784	37,529

		3,371,829

Equity Real Estate Investment Trusts (REITs) — 1.2%
Advance Residence Investment Corp. (Japan)	13	36,784
American Tower Corp.	10,375	1,175,799
Ascendas Real Estate Investment Trust (Singapore)	27,800	51,471
British Land Co. PLC (The) (United Kingdom)	12,469	102,132
CapitaLand Commercial Trust (Singapore)	110,700	129,469
CapitaLand Mall Trust (Singapore)	31,600	50,344
CubeSmart	2,145	58,473
Daiwa House REIT Investment Corp. (Japan)	17	49,835
Dexus Property Group (Australia)	345,191	2,426,200
Digital Realty Trust, Inc.(a)	1,179	114,504

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	32,286	$32,727
Equity Residential	2,885	185,592
Fibra Uno Administracion SA de CV (Mexico)	16,900	30,898
Goodman Group (Australia)	378,208	2,119,739
GPT Group (The) (Australia)	740,468	2,883,427
Growthpoint Properties Ltd. (South Africa)	22,680	41,785
Hammerson PLC (United Kingdom)	9,985	75,993
Intu Properties PLC (United Kingdom)	14,475	55,496
Kimco Realty Corp.	502	14,533
Link REIT (Hong Kong)	40,000	295,284
Macerich Co. (The)	2,537	205,167
MGM Growth Properties LLC (Class A Stock)	3,814	99,431
Mid-America Apartment Communities, Inc.(a)	4,783	449,554
Mirvac Group (Australia)	1,468,149	2,531,086
Nippon Building Fund, Inc. (Japan)	16	101,374
Public Storage	244	54,446
Redefine Properties Ltd. (South Africa)	41,093	34,287
Scentre Group (Australia)	1,042,216	3,762,599
Simon Property Group, Inc.	9,408	1,947,550
Smart Real Estate Investment Trust (Canada)	2,172	58,524
Stockland (Australia)	912,681	3,342,628
Suntec Real Estate Investment Trust (Singapore)	101,800	128,368
Vicinity Centres (Australia)	1,115,261	2,719,862
Weingarten Realty Investors	14,416	561,936
Welltower, Inc.	6,495	485,631
Westfield Corp. (Australia)	268,549	2,009,446

		28,422,374

Exploration & Production
Denbury Resources, Inc.*^	52,480	167,936

Food & Staples Retailing — 0.5%
Axfood AB (Sweden)	1,421	25,086
Carrefour SA (France)	4,369	113,282
Casino Guichard Perrachon SA (France)	2,412	117,403
Costco Wholesale Corp.	11,681	1,781,469
CVS Health Corp.	19,064	1,696,505
Koninklijke Ahold Delhaize NV (Netherlands)	59,046	1,344,838
Kroger Co. (The)	12,443	369,308
Magnit PJSC (Russia), GDR	2,493	82,210
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,600	82,673
METRO AG (Germany)	9,323	277,508
Metro, Inc. (Canada)	3,030	99,472
Rite Aid Corp.*	8,434	64,857
Seven & i Holdings Co. Ltd. (Japan)	200	9,455
SPAR Group Ltd. (The) (South Africa)	2,467	34,602
Sundrug Co. Ltd. (Japan)	800	67,151
Sysco Corp.(a)	17,457	855,568
Tsuruha Holdings, Inc. (Japan)	1,300	150,281
US Foods Holding Corp.*	5,213	123,079
Wal-Mart de Mexico SAB de CV (Mexico)	45,800	100,270
Wal-Mart Stores, Inc.	38,785	2,797,174
Wesfarmers Ltd. (Australia)	43,742	1,482,906
WM Morrison Supermarkets PLC (United Kingdom)	122,888	346,991

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Woolworths Ltd. (Australia)	11,123	$199,144

		12,221,232

Food Products — 0.5%
Ajinomoto Co., Inc. (Japan)	15,700	350,054
Archer-Daniels-Midland Co.	9,748	411,073
Associated British Foods PLC (United Kingdom)	1,730	58,292
Blue Buffalo Pet Products, Inc.*	6,102	144,984
Bunge Ltd.	2,940	174,136
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	13	75,181
Ebro Foods SA (Spain)	4,946	115,046
Gruma SAB de CV (Mexico) (Class B Stock)	5,160	67,696
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	14,200	37,569
Grupo Lala SAB de CV (Mexico)	10,500	20,036
Hormel Foods Corp.	8,331	315,995
Ingredion, Inc.	4,554	605,955
Kewpie Corp. (Japan)	4,400	136,225
Kikkoman Corp. (Japan)	1,000	32,027
Kraft Heinz Co. (The)	6,407	573,491
McCormick & Co., Inc.	8,861	885,391
Mead Johnson Nutrition Co.	4,193	331,289
MEIJI Holdings Co. Ltd. (Japan)	1,900	188,652
Mondelez International, Inc. (Class A Stock)	35,775	1,570,524
Morinaga & Co. Ltd. (Japan)	1,200	57,862
Morinaga Milk Industry Co. Ltd. (Japan)	5,000	40,064
Nestle SA (Switzerland)	66,432	5,245,742
Nichirei Corp. (Japan)	1,500	33,689
Nisshin Seifun Group, Inc. (Japan)	1,900	28,961
Orkla ASA (Norway)	6,375	66,015
Saputo, Inc. (Canada)	727	25,263
Suedzucker AG (Germany)	2,929	81,458
Tate & Lyle PLC (United Kingdom)	10,470	101,629
Toyo Suisan Kaisha Ltd. (Japan)	800	33,939
Uni-President Enterprises Corp. (Taiwan)	11,000	20,697
Universal Robina Corp. (Philippines)	6,730	24,768
Viscofan SA (Spain)	483	26,141
WH Group Ltd. (Hong Kong), 144A	56,500	45,666

		11,925,510

Gas Utilities — 0.2%
APA Group (Australia)	350,178	2,294,215
Gas Natural SDG SA (Spain)	5,237	107,663
Hong Kong & China Gas Co. Ltd. (Hong Kong)	97,700	185,513
Osaka Gas Co. Ltd. (Japan)	129,000	541,054
Rubis SCA (France)	280	25,681
Southwest Gas Corp.	316	22,076
Toho Gas Co. Ltd. (Japan)	28,000	262,198
Tokyo Gas Co. Ltd. (Japan)	177,000	787,477

		4,225,877

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	21,524	910,250
Asahi Intecc Co. Ltd. (Japan)	500	22,882
Baxter International, Inc.	30,102	1,432,856
Becton, Dickinson and Co.	7,679	1,380,146
Boston Scientific Corp.*	13,008	309,590

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
C.R. Bard, Inc.	6,398	$1,434,943
Cochlear Ltd. (Australia)	9,346	1,013,042
Cooper Cos., Inc. (The)	1,725	309,224
Danaher Corp.	8,603	674,389
Edwards Lifesciences Corp.*	2,481	299,109
GN Store Nord A/S (Denmark)	22,794	491,536
Hoya Corp. (Japan)	27,500	1,106,266
IDEXX Laboratories, Inc.*	3,741	421,723
Medtronic PLC(a)	18,457	1,594,685
Nipro Corp. (Japan)	2,900	36,882
St. Jude Medical, Inc.	8,512	678,917
Straumann Holding AG (Switzerland)	121	47,335
Stryker Corp.(a)	7,011	816,151
Terumo Corp. (Japan)	1,200	46,159
Varian Medical Systems, Inc.*	6,852	681,980
Zimmer Biomet Holdings, Inc.	2,113	274,732

		13,982,797

Health Care Providers & Services — 0.5%
Aetna, Inc.	2,762	318,873
Alfresa Holdings Corp. (Japan)	13,800	292,206
AmerisourceBergen Corp.	4,878	394,045
Anthem, Inc.	6,119	766,772
Cardinal Health, Inc.	16,052	1,247,240
Centene Corp.*	1,343	89,927
Cigna Corp.	5,766	751,425
Express Scripts Holding Co.*	12,869	907,650
HCA Holdings, Inc.*	10,002	756,451
Henry Schein, Inc.*	178	29,010
McKesson Corp.	7,018	1,170,251
Medipal Holdings Corp. (Japan)	12,300	213,210
Miraca Holdings, Inc. (Japan)	700	34,904
Netcare Ltd. (South Africa)	11,742	28,823
Rhoen-Klinikum AG (Germany)	1,231	37,436
Ryman Healthcare Ltd. (New Zealand)	4,773	33,506
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	38,747
Sonic Healthcare Ltd. (Australia)	89,380	1,513,570
Suzuken Co. Ltd. (Japan)	8,500	280,674
UnitedHealth Group, Inc.	16,715	2,340,100
VCA, Inc.*	5,428	379,851

		11,624,671

Health Care Technology
IMS Health Holdings, Inc.*	9,883	309,733

Hotels, Restaurants & Leisure — 0.3%
Amaya Gaming Group Inc. (Canada)*	18,376	297,641
Amaya, Inc. (Canada)*(a)	40,785	660,605
Aristocrat Leisure Ltd. (Australia)	10,892	132,522
Autogrill SpA (Italy)	5,150	43,650
Carnival Corp.(a)	10,201	498,013
Carnival PLC	5,570	271,755
Choice Hotels International, Inc.	3,077	138,711
Compass Group PLC (United Kingdom)	2,110	40,863
Domino’s Pizza Group PLC (United Kingdom)	13,448	65,105
Domino’s Pizza, Inc.	1,211	183,890
Extended Stay America, Inc., UTS(a)	9,069	128,780
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	30,000	114,082
Ladbrokes PLC (United Kingdom)	23,858	43,264

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	1,670	$112,441
McDonald’s Corp.	9,466	1,091,998
Melco Crown Entertainment Ltd. (Hong Kong), ADR(a)	20,647	332,623
MGM China Holdings Ltd. (Macau)	12,400	21,683
Sodexo SA (France)	1,112	132,462
Starbucks Corp.	31,663	1,714,235
Tabcorp Holdings Ltd. (Australia)	10,058	38,516
Tatts Group Ltd. (Australia)	263,570	740,783
Toridoll Holdings Corp. (Japan)	800	18,413
Unibet Group PLC (Malta), SDR	3,055	28,392
Vail Resorts, Inc.	494	77,499
Zensho Holdings Co. Ltd. (Japan)	1,700	30,410

		6,958,336

Household Durables — 0.2%
Bellway PLC (United Kingdom)	1,544	47,348
D.R. Horton, Inc.	7,730	233,446
Electrolux AB (Sweden) (Class B Stock)	26,859	672,732
Fujitsu General Ltd. (Japan)	2,000	43,332
Harman International Industries, Inc.	5,345	451,385
Haseko Corp. (Japan)	7,800	75,026
Iida Group Holdings Co. Ltd. (Japan)	10,400	209,277
Leggett & Platt, Inc.	12,394	564,919
LG Electronics, Inc. (South Korea)	3,636	158,793
Nikon Corp. (Japan)	5,600	83,632
Panasonic Corp. (Japan)	50,100	501,078
Persimmon PLC (United Kingdom)	1,530	35,974
Rinnai Corp. (Japan)	500	46,547
SEB SA (France)	438	61,860
Sekisui Chemical Co. Ltd. (Japan)	1,100	15,820
Sekisui House Ltd. (Japan)	10,200	173,774
Sony Corp. (Japan)	3,500	115,957
Steinhoff International Holdings NV (Netherlands)	13,579	77,766
Sumitomo Forestry Co. Ltd. (Japan)	2,800	37,474
Whirlpool Corp.	5,714	926,582

		4,532,722

Household Products — 0.3%
Church & Dwight Co., Inc.	4,304	206,248
Clorox Co. (The)	6,415	803,030
Colgate-Palmolive Co.	18,529	1,373,740
Henkel AG & Co. KGaA (Germany)	331	38,606
Hindustan Unilever Ltd. (India)	3,024	39,454
Kimberly-Clark Corp.	12,404	1,564,641
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	13,700	30,990
Lion Corp. (Japan)	7,000	113,419
Procter & Gamble Co. (The)	19,391	1,740,343
Reckitt Benckiser Group PLC (United Kingdom)	3,802	357,937
Unilever Indonesia Tbk PT (Indonesia)	9,800	33,504

		6,301,912

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	102,697	1,319,656
China Power International Development Ltd. (China)	112,000	43,394
China Resources Power Holdings Co. Ltd. (China)	34,000	59,107

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Electric Power Development Co. Ltd. (Japan)	3,800	$91,330
Engie Brasil Energia SA (Brazil)	2,500	29,780
Huadian Power International Corp. Ltd. (China) (Class H Stock)	60,000	27,082
Huaneng Power International, Inc. (China) (Class H Stock)	228,000	143,805
Meridian Energy Ltd. (New Zealand)	16,312	30,923
Uniper SE (Germany)*	4,365	53,472

		1,798,549

Industrial Conglomerates — 0.3%
3M Co.	2,928	516,001
Alfa SAB de CV (Mexico) (Class A Stock)	67,400	104,977
Bidvest Group Ltd. (The) (South Africa)	4,914	57,941
Carlisle Cos., Inc.	13,981	1,434,031
CJ Corp. (South Korea)	165	28,016
Fosun International Ltd. (China)	18,500	28,015
General Electric Co.	63,582	1,883,299
JG Summit Holdings, Inc. (Philippines)	16,720	25,743
KOC Holding A/S (Turkey)	5,650	24,274
LG Corp. (South Korea)	543	32,089
Siemens AG (Germany)	14,194	1,664,401
Smiths Group PLC (United Kingdom)	3,535	67,102

		5,865,889

Insurance — 1.2%
Aegon NV (Netherlands)	46,584	177,692
Aflac, Inc.	60,014	4,313,206
Ageas (Belgium)	4,930	180,258
AIA Group Ltd. (Hong Kong)	170,800	1,148,587
Allstate Corp. (The)	3,565	246,627
American International Group, Inc.	17,325	1,028,066
Aon PLC	18,934	2,129,886
Arch Capital Group Ltd. (Bermuda)*	3,690	292,469
Aspen Insurance Holdings Ltd. (Bermuda)	3,431	159,850
Assicurazioni Generali SpA (Italy)	33,675	410,970
Assurant, Inc.	1,109	102,305
Aviva PLC (United Kingdom)	58,178	331,966
AXA SA (France)	59,626	1,267,785
Axis Capital Holdings Ltd.	5,137	279,093
Baloise Holding AG (Switzerland)	4,909	594,391
BB Seguridade Participacoes SA (Brazil)	12,200	112,541
Beazley PLC (United Kingdom)	8,382	41,985
Cathay Financial Holding Co. Ltd. (Taiwan)	212,000	272,583
China Life Insurance Co. Ltd. (Taiwan)	205,920	189,167
China Life Insurance Co. Ltd. (China) (Class H Stock)	192,000	503,072
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	41,000	153,333
China Taiping Insurance Holdings Co. Ltd. (China)*	18,200	36,293
Chubb Ltd.	512	64,333
CNP Assurances (France)	2,250	37,802
Dai-ichi Life Holdings, Inc. (Japan)	35,200	482,927
Direct Line Insurance Group PLC (United Kingdom)	87,550	413,561
Euler Hermes Group (France)	287	24,401
FNF Group	1,892	69,834
Gjensidige Forsikring ASA (Norway)	3,211	60,056
Hannover Rueck SE (Germany)	1,213	130,029

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hiscox Ltd. (United Kingdom)	1,698	$22,912
Japan Post Holdings Co. Ltd. (Japan)	34,300	431,193
Legal & General Group PLC (United Kingdom)	39,644	112,351
Liberty Holdings Ltd. (South Africa)	3,862	32,811
Lincoln National Corp.	6,633	311,618
Loews Corp.	19,001	781,891
Mapfre SA (Spain)	26,075	72,954
Markel Corp.*	417	387,297
Marsh & McLennan Cos., Inc.	2,101	141,292
Medibank Pvt Ltd. (Australia)	29,679	56,538
MetLife, Inc.	19,192	852,700
MMI Holdings Ltd. (South Africa)	19,350	31,512
MS&AD Insurance Group Holdings, Inc. (Japan)	29,800	830,562
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,670	311,901
New China Life Insurance Co. Ltd. (China) (Class H Stock)	6,600	29,482
NN Group NV (Netherlands)	2,331	71,563
Old Mutual PLC (United Kingdom)	32,115	84,366
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	141,000	58,071
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	162,000	271,605
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	86,500	453,449
Poste Italiane SpA (Italy), 144A	3,445	23,636
Powszechny Zaklad Ubezpieczen SA (Poland)	31,669	202,090
Principal Financial Group, Inc.	8,588	442,368
Progressive Corp. (The)	6,529	205,664
QBE Insurance Group Ltd. (Australia)	36,302	259,760
Reinsurance Group of America, Inc.	4,796	517,680
RSA Insurance Group PLC (United Kingdom)	16,044	113,312
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	118	30,055
Samsung Life Insurance Co. Ltd. (South Korea)	396	38,030
Sanlam Ltd. (South Africa)	21,526	100,308
SCOR SE (France)	1,776	55,230
Sompo Holdings, Inc. (Japan)	19,300	572,002
Sony Financial Holdings, Inc. (Japan)	22,600	311,241
Standard Life PLC (United Kingdom)	32,955	146,809
Storebrand ASA (Norway)*	9,343	46,305
Sun Life Financial, Inc. (Canada)	3,478	113,172
Suncorp Group Ltd. (Australia)	66,918	624,305
Swiss Life Holding AG (Switzerland)*	1,361	352,938
Swiss Re AG (Switzerland)	7,056	637,287
T&D Holdings, Inc. (Japan)	34,300	386,942
Talanx AG (Germany)	1,049	32,010
Tokio Marine Holdings, Inc. (Japan)	4,500	172,575
Torchmark Corp.	4,439	283,608
Travelers Cos., Inc. (The)	10,263	1,175,627
Unum Group	1,471	51,941
W.R. Berkley Corp.	3,209	185,352
Willis Towers Watson PLC	1,448	192,251
XL Group Ltd. (Ireland)	2,387	80,275

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)*	1,511	$389,678

		28,343,587

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.*	5,511	4,614,416
ASKUL Corp. (Japan)	700	26,552
Liberty Interactive Corp. QVC Group (Class A Stock)*	4,810	96,248
Priceline Group, Inc. (The)*	205	301,655

		5,038,871

Internet Software & Services — 0.8%
Alibaba Group Holding Ltd. (China), ADR*	10,487	1,109,420
Alphabet, Inc. (Class A Stock)*	5,231	4,206,038
Alphabet, Inc. (Class C Stock)*	4,956	3,852,249
eBay, Inc.*	51,559	1,696,291
Facebook, Inc. (Class A Stock)*	45,415	5,825,382
Gree, Inc. (Japan)	5,400	30,359
Just Dial Ltd. (India)*	12,604	81,948
Kakaku.com, Inc. (Japan)	1,900	34,405
LinkedIn Corp. (Class A Stock)*	961	183,666
Mixi, Inc. (Japan)	2,200	79,708
NAVER Corp. (South Korea)	429	345,372
NetEase, Inc. (China), ADR	342	82,347
Tencent Holdings Ltd. (China)	55,200	1,534,672
VeriSign, Inc.*(a)	7,465	584,062
YY, Inc. (China), ADR*	521	27,759

		19,673,678

IT Services — 0.8%
Accenture PLC (Class A Stock)	20,417	2,494,345
Amadeus IT Group SA (Spain) (Class A Stock)	1,112	55,503
Amdocs Ltd.	11,157	645,432
Booz Allen Hamilton Holding Corp.	9,943	314,298
Fujitsu Ltd. (Japan)	33,000	177,594
Global Payments, Inc.	7,852	602,720
HCL Technologies Ltd. (India)	24,275	292,057
Infosys Ltd. (India)	1,691	26,299
International Business Machines Corp.(a)	16,023	2,545,253
Itochu Techno-Solutions Corp. (Japan)	1,800	46,318
MasterCard, Inc. (Class A Stock)	41,415	4,214,804
Nomura Research Institute Ltd. (Japan)	1,600	55,223
NTT Data Corp. (Japan)	2,200	109,878
PayPal Holdings, Inc.*	1,874	76,778
Sabre Corp.(a)	11,406	321,421
Samsung SDS Co. Ltd. (South Korea)	732	102,984
SCSK Corp. (Japan)	1,000	40,469
Tata Consultancy Services Ltd. (India)	6,913	252,636
Tech Mahindra Ltd. (India)	5,870	37,108
Total System Services, Inc.	1,193	56,250
Visa, Inc. (Class A Stock)(a)	46,655	3,858,368
Western Union Co. (The)(a)	79,123	1,647,341
Wipro Ltd. (India)	8,835	63,600
Worldpay Group PLC (United Kingdom), 144A	49,991	191,676

		18,228,355

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	1,100	33,669
Brunswick Corp.	2,762	134,730
Hasbro, Inc.	16,703	1,325,049

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Polaris Industries, Inc.(a)	2,283	$176,796
Sankyo Co. Ltd. (Japan)	4,700	160,573
Yamaha Corp. (Japan)	2,500	80,928

		1,911,745

Life Sciences Tools & Services — 0.1%
Lonza Group AG (Switzerland)*	7,289	1,395,107
Quintiles IMS Holdings, Inc.*	1,727	139,991
Thermo Fisher Scientific, Inc.	1,589	252,746
VWR Corp.*	5,469	155,101
Waters Corp.*	2,320	367,697

		2,310,642

Machinery — 0.4%
AGCO Corp.	5,682	280,236
ANDRITZ AG (Austria)	3,475	189,100
Atlas Copco AB (Sweden) (Class A Stock)	2,409	72,522
Atlas Copco AB (Sweden) (Class B Stock)	4,976	135,969
Cargotec OYJ (Finland) (Class B Stock)	1,503	68,978
FANUC Corp. (Japan)	200	33,783
Glory Ltd. (Japan)	1,500	49,461
Hitachi Construction Machinery Co. Ltd. (Japan)	2,200	43,870
Illinois Tool Works, Inc.	7,400	886,816
IMI PLC (United Kingdom)	12,692	176,636
Ingersoll-Rand PLC	21,772	1,479,190
Komatsu Ltd. (Japan)	2,600	59,642
Kone OYJ (Finland) (Class B Stock)	19,127	971,026
Metso OYJ (Finland)	6,603	192,693
NGK Insulators Ltd. (Japan)	26,100	542,373
Oshkosh Corp.	3,441	192,696
PACCAR, Inc.(a)	6,810	400,292
Pentair PLC (United Kingdom)(a)	24,683	1,585,636
Sandvik AB (Sweden)	16,361	180,032
Schindler Holding AG (Switzerland)	516	97,318
Snap-on, Inc.	1,373	208,641
Spirax-Sarco Engineering PLC (United Kingdom)	3,795	221,207
Valmet OYJ (Finland)	2,224	33,464
Volvo AB (Sweden) (Class B Stock)	13,335	152,257
WABCO Holdings, Inc.*	8,888	1,009,055
Weichai Power Co. Ltd. (China) (Class H Stock)	25,000	33,732
Weir Group PLC (The) (United Kingdom)	22,761	501,313
Yangzijiang Shipbuilding Holdings Ltd. (China)	66,400	36,732

		9,834,670

Marine — 0.1%
AP Moeller - Maersk A/S (Denmark) (Class A Stock)	49	68,844
Kuehne + Nagel International AG (Switzerland)	8,921	1,296,456

		1,365,300

Media — 0.6%
AMC Networks, Inc. (Class A Stock)*	1,411	73,174
Atresmedia Corp. de Medios de Comunicacion SA (Spain)	2,191	24,030
CBS Corp. (Class B Stock)	7,255	397,139
Comcast Corp. (Class A Stock)	24,745	1,641,583
CyberAgent, Inc. (Japan)	1,800	53,513

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Discovery Communications, Inc. (Class A Stock)*(a)	8,403	$226,209
Discovery Communications, Inc. (Class C Stock)*	952	25,047
Fuji Media Holdings, Inc. (Japan)	5,200	70,643
Grupo Televisa SAB (Mexico), UTS	6,900	35,443
Hakuhodo DY Holdings, Inc. (Japan)	8,100	94,933
Informa PLC (United Kingdom)	29,618	273,251
Interpublic Group of Cos., Inc. (The)	26,230	586,241
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,014	33,503
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	126	3,534
Mediaset Espana Comunicacion SA (Spain)	48,020	569,239
Mediaset SpA (Italy)	29,068	91,260
Naspers Ltd. (South Africa) (Class N Stock)	906	156,804
Pearson PLC (United Kingdom)	8,380	81,920
Quebecor, Inc. (Canada) (Class B Stock)	1,768	53,729
REA Group Ltd. (Australia)	67,935	2,954,834
RTL Group SA (Luxembourg)	613	50,925
Sky PLC (United Kingdom)	146,727	1,700,573
Time Warner, Inc.	22,210	1,768,138
Twenty-First Century Fox, Inc. (Class A Stock)	30,509	738,928
Vivendi SA (France)	14,459	291,820
Walt Disney Co. (The)	25,201	2,340,165
WPP PLC (United Kingdom)	24,780	582,466
Zee Entertainment Enterprises Ltd. (India)	3,920	32,268

		14,951,312

Metals & Mining — 0.5%
Alumina Ltd. (Australia)	763,387	859,462
Anglo American PLC (United Kingdom), (XJSE)*	10,106	126,169
Anglo American PLC (United Kingdom), (XMTF)*	18,336	228,663
Antofagasta PLC (Chile)	48,749	330,220
APERAM SA (Luxembourg)	1,346	60,685
B2Gold Corp. (Canada)*	14,882	39,021
Barrick Gold Corp. (Canada)	25,403	449,797
BHP Billiton Ltd. (Australia)	52,985	917,834
BHP Billiton PLC (Australia)	97,972	1,473,350
BlueScope Steel Ltd. (Australia)	4,416	26,364
Dowa Holdings Co. Ltd. (Japan)	4,000	28,043
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	35,000	48,167
First Quantum Minerals Ltd. (Canada)	3,067	25,388
Glencore PLC (Switzerland)*	111,456	305,184
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	20,300	49,646
Hindalco Industries Ltd. (India)	69,619	160,217
Iluka Resources Ltd. (Australia)	9,385	45,459
Industrias Penoles SAB de CV (Mexico)	1,235	29,554
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	45,000	51,686
Jindal Steel & Power Ltd. (India)*	26,089	29,852
JSW Steel Ltd. (India)	1,100	28,615
KGHM Polska Miedz SA (Poland)	12,824	249,871
Korea Zinc Co. Ltd. (South Korea)	106	46,510
MMC Norilsk Nickel PJSC (Russia)	487	76,121
Newcrest Mining Ltd. (Australia)	43,986	742,491

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Newmont Mining Corp.	21,565	$847,289
Nippon Steel & Sumitomo Metal Corp. (Japan)	8,300	170,319
Norsk Hydro ASA (Norway)	41,320	178,658
Northern Star Resources Ltd. (Australia)	21,942	77,755
Outokumpu OYJ (Finland)*	4,432	30,429
OZ Minerals Ltd. (Australia)	14,636	68,441
POSCO (South Korea)	1,256	260,330
Regis Resources Ltd. (Australia)	13,653	40,039
Reliance Steel & Aluminum Co.	4,631	333,571
Rio Tinto Ltd. (United Kingdom)	21,646	861,090
Rio Tinto PLC (United Kingdom)	44,799	1,488,941
Sims Metal Management Ltd.	5,064	36,044
South32 Ltd. (Australia)	103,938	193,660
St Barbara Ltd. (Australia)*	15,106	36,640
Tata Steel Ltd. (India)	18,116	102,098
Vale SA (Brazil)	7,600	41,784
Vedanta Ltd. (India)	115,766	300,414
Yamana Gold, Inc. (Canada)	7,260	31,266

		11,527,137

Mortgage Real Estate Investment Trusts (REITs)
American Capital Agency Corp.	2,661	51,996
Annaly Capital Management, Inc.	8,046	84,483

		136,479

Multiline Retail
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	271	27,138
Dollarama, Inc. (Canada)	6,121	477,895
Harvey Norman Holdings Ltd. (Australia)	19,053	76,268
J Front Retailing Co. Ltd. (Japan)	3,800	49,757
Kohl’s Corp.	4,189	183,269
Lotte Shopping Co. Ltd. (South Korea)	136	25,610
Macy’s, Inc.	6,138	227,413
Matahari Department Store Tbk PT (Indonesia)	15,600	22,151

		1,089,501

Multi-Utilities — 0.5%
A2A SpA (Italy)	50,869	71,846
AGL Energy Ltd. (Australia)	268,331	3,928,456
CenterPoint Energy, Inc.	20,888	485,228
Centrica PLC (United Kingdom)	134,046	396,340
CMS Energy Corp.	32,519	1,366,123
DTE Energy Co.	14,191	1,329,271
DUET Group (Australia)	1,001,103	1,927,432
E.ON SE (Germany)	14,585	103,663
Engie SA (France)	61,548	954,289
National Grid PLC (United Kingdom)	53,668	757,940
Veolia Environnement SA (France)	7,246	166,960

		11,487,548

Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp.	10,645	674,467
Antero Resources Corp.*	3,835	103,353
Apache Corp.	10,393	663,801
Banpu PCL (Thailand), NVDR	692,800	314,792
Bharat Petroleum Corp. Ltd. (India)	21,489	197,983
BP PLC (United Kingdom)	328,413	1,914,223
Caltex Australia Ltd. (Australia)	67,759	1,791,467

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Canadian Natural Resources Ltd. (Canada), (XTSE)	9,972	$318,782
Chevron Corp.(a)	21,662	2,229,453
China Petroleum & Chemical Corp. (China) (Class H Stock)	418,000	308,593
CNOOC Ltd. (China)	133,000	167,781
Coal India Ltd. (India)	5,871	28,448
ConocoPhillips	45,264	1,967,626
Devon Energy Corp.	7,889	347,983
Eni SpA (Italy)	54,566	786,316
EOG Resources, Inc.	8,252	798,051
EP Energy Corp. (Class A Stock)*(a)	7,058	30,914
Exxon Mobil Corp.	70,775	6,177,242
Formosa Petrochemical Corp. (Taiwan)	51,000	153,751
Gazprom PJSC (Russia)	104,044	223,672
Gulfport Energy Corp.*	661	18,673
Hess Corp.	156	8,365
Hindustan Petroleum Corp. Ltd. (India)	11,130	70,968
Idemitsu Kosan Co. Ltd. (Japan)	4,100	84,887
Inpex Corp. (Japan)	7,300	66,375
JX Holdings, Inc. (Japan)	53,600	216,949
Laredo Petroleum, Inc.*	11,690	150,801
Lukoil PJSC (Russia)	3,738	182,534
Marathon Oil Corp.	7,900	124,899
Marathon Petroleum Corp.	15,391	624,721
MOL Hungarian Oil & Gas PLC (Hungary)	1,133	70,192
Murphy Oil Corp.(a)	6,091	185,166
Newfield Exploration Co.*	800	34,768
Noble Energy, Inc.	6,343	226,699
Occidental Petroleum Corp.	2,092	152,549
Oil & Natural Gas Corp. Ltd. (India)*	25,364	98,097
OMV AG (Austria)	4,384	126,225
PetroChina Co. Ltd. (China) (Class H Stock)	284,000	188,252
Petroleo Brasileiro SA (Brazil)*	19,500	91,739
Phillips 66	5,246	422,565
Pioneer Natural Resources Co.	1,217	225,936
Plains GP Holdings LP (Class A Stock)	16,442	212,759
Polski Koncern Naftowy Orlen SA (Poland)*	13,489	229,410
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	74,199	98,056
PTT Exploration & Production PCL (Thailand), NVDR	269,200	633,267
PTT PCL (Thailand), NVDR	42,400	417,252
Repsol SA (Spain)	29,968	407,095
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	49,434	1,229,808
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	33,264	862,387
Sasol Ltd. (South Africa)	4,530	123,762
Showa Shell Sekiyu KK (Japan)	16,300	151,526
SK Innovation Co. Ltd. (South Korea)	1,664	246,550
S-Oil Corp. (South Korea)	2,040	151,583
Surgutneftegas OJSC (Russia)	62,795	30,726
Targa Resources Corp.	1,442	70,817
Tatneft PJSC (Russia)	12,445	63,513
Tesoro Corp.	6,617	526,449
TonenGeneral Sekiyu KK (Japan)	37,000	375,214
TOTAL SA (France)	10,260	487,974
Tullow Oil PLC (United Kingdom)*	22,189	72,884
Ultrapar Participacoes SA (Brazil)	1,500	33,204
Valero Energy Corp.	12,631	669,443

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Western Refining, Inc.(a)	1,631	$43,156
Whiting Petroleum Corp.*	12,181	106,462
Williams Cos., Inc. (The)	6,267	192,584
Woodside Petroleum Ltd. (Australia)	2,871	63,658

		30,069,597

Paper & Forest Products — 0.2%
Domtar Corp.	11,932	443,035
Fibria Celulose SA (Brazil)	11,600	82,074
Mondi Ltd. (South Africa)	1,964	41,268
Mondi PLC (South Africa)	126,140	2,650,186
Oji Holdings Corp. (Japan)	8,000	31,708
Stora Enso OYJ (Finland) (Class R Stock)	14,006	124,419
UPM-Kymmene OYJ (Finland)	36,462	769,884

		4,142,574

Personal Products — 0.1%
Amorepacific Corp. (South Korea)	113	40,072
Beiersdorf AG (Germany)	883	83,350
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,639	145,150
Hypermarcas SA (Brazil)	16,100	139,260
Kao Corp. (Japan)	9,700	548,419
LG Household & Health Care Ltd. (South Korea)	68	59,177
L’Oreal SA (France)	413	78,061
Pola Orbis Holdings, Inc. (Japan)	500	44,758
Unilever NV (United Kingdom), CVA	1,952	89,935
Unilever PLC (United Kingdom)	8,965	424,222

		1,652,404

Pharmaceuticals — 1.3%
Allergan PLC*	1,135	261,402
Aspen Pharmacare Holdings Ltd. (South Africa)*	3,843	86,792
Astellas Pharma, Inc. (Japan)	92,500	1,444,763
AstraZeneca PLC (United Kingdom)	6,310	408,582
Aurobindo Pharma Ltd. (India)	3,462	44,569
Bayer AG (Germany)	7,235	726,617
Bristol-Myers Squibb Co.	42,948	2,315,756
Daiichi Sankyo Co. Ltd. (Japan)	18,900	454,137
Dr. Reddy’s Laboratories Ltd. (India)	557	25,991
Eli Lilly & Co.	22,417	1,799,189
Galenica AG (Switzerland)	174	185,036
GlaxoSmithKline PLC (United Kingdom)	29,231	622,574
Glenmark Pharmaceuticals Ltd. (India)	1,904	26,472
Johnson & Johnson	55,629	6,571,453
Kyowa Hakko Kirin Co. Ltd. (Japan)	3,200	50,545
Merck & Co., Inc.	50,199	3,132,920
Mitsubishi Tanabe Pharma Corp. (Japan)	7,000	149,929
Novartis AG (Switzerland)	37,303	2,943,965
Novo Nordisk A/S (Denmark) (Class B Stock)	6,362	265,160
Otsuka Holdings Co. Ltd. (Japan)	2,900	132,190
Perrigo Co. PLC	147	13,573
Pfizer, Inc.	106,326	3,601,262
Recordati SpA (Italy)	4,721	151,732
Richter Gedeon Nyrt (Hungary)	4,364	88,688
Roche Holding AG (Switzerland)	9,669	2,402,733
Sanofi (France)	10,044	764,864
Shionogi & Co. Ltd. (Japan)	8,600	440,608

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Sun Pharmaceutical Industries Ltd. (India)	2,027	$22,659
Takeda Pharmaceutical Co. Ltd. (Japan)	3,400	162,961
Taro Pharmaceutical Industries Ltd.*	191	21,107
Teva Pharmaceutical Industries Ltd. (Israel)	15,643	726,068
UCB SA (Belgium)	4,652	360,093
Valeant Pharmaceuticals International, Inc.*	2,815	69,069

		30,473,459

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	228	31,149
Equifax, Inc.	5,893	793,080
Hays PLC (United Kingdom)	75,479	127,041
IHS Markit Ltd.*	16,353	614,055
Intertek Group PLC (United Kingdom)	15,126	682,842
ManpowerGroup, Inc.	7,445	537,976
Nielsen Holdings PLC	10,542	564,735
RELX NV (United Kingdom)	16,962	303,397
RELX PLC (United Kingdom)	23,937	453,926
SEEK Ltd. (Australia)	97,187	1,165,083
TransUnion*	7,234	249,573
Wolters Kluwer NV (Netherlands)	26,629	1,138,428

		6,661,285

Real Estate Management & Development — 0.2%
Ayala Land, Inc. (Philippines)	92,600	75,368
Azrieli Group Ltd. (Israel)	540	23,659
CapitaLand Ltd. (Singapore)	32,700	77,197
CBRE Group, Inc. (Class A Stock)*	2,432	68,047
Cheung Kong Property Holdings Ltd. (Hong Kong)	34,500	253,777
China Overseas Land & Investment Ltd. (China)	20,000	68,760
China Resources Land Ltd. (China)	38,000	107,137
China Vanke Co. Ltd. (China) (Class H Stock)	77,900	203,658
City Developments Ltd. (Singapore)	5,200	34,780
Daito Trust Construction Co. Ltd. (Japan)	4,400	703,734
Daiwa House Industry Co. Ltd. (Japan)(a)	21,200	581,827
Global Logistic Properties Ltd. (Singapore)	33,900	46,760
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	30,800	48,807
Hang Lung Properties Ltd. (Hong Kong)	29,000	65,782
Henderson Land Development Co. Ltd. (Hong Kong)	14,500	86,518
Hongkong Land Holdings Ltd. (Hong Kong)	15,000	106,350
Hysan Development Co. Ltd. (Hong Kong)	8,000	37,640
IMMOFINANZ AG (Austria)*	14,079	33,064
Jones Lang LaSalle, Inc.	410	46,654
Kerry Properties Ltd. (Hong Kong)	19,000	62,420
LendLease Group (Australia)	27,054	293,170
Leopalace21 Corp. (Japan)	4,300	28,418
Mitsubishi Estate Co. Ltd. (Japan)	18,000	337,798
Mitsui Fudosan Co. Ltd. (Japan)	8,000	170,195
New World Development Co. Ltd. (Hong Kong)	114,000	149,488
Nomura Real Estate Holdings, Inc. (Japan)	3,700	62,542
Realogy Holdings Corp.	3,403	88,002
Shimao Property Holdings Ltd. (Hong Kong)	32,000	43,736
Sino Land Co. Ltd. (Hong Kong)	40,000	71,293
SM Prime Holdings, Inc. (Philippines)	37,200	21,666

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sumitomo Realty & Development Co. Ltd. (Japan)	1,000	$25,921
Sun Hung Kai Properties Ltd. (Hong Kong)	62,000	942,571
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	7,000	75,812
Swire Properties Ltd. (Hong Kong)	15,000	44,118
Swiss Prime Site AG (Switzerland)*	887	77,896
TAG Immobilien AG (Germany)	1,731	25,213
Tokyu Fudosan Holdings Corp. (Japan)	6,700	36,435
UOL Group Ltd. (Singapore)	6,000	24,800
Wharf Holdings Ltd. (The) (Hong Kong)	21,000	154,068
Wheelock & Co. Ltd. (Hong Kong)	11,000	65,337

		5,470,418

Road & Rail — 0.1%
Aurizon Holdings Ltd. (Australia)	608,285	2,199,344
Canadian National Railway Co. (Canada)	1,954	127,730
Central Japan Railway Co. (Japan)	2,500	428,013
East Japan Railway Co. (Japan)	800	72,211
J.B. Hunt Transport Services, Inc.	457	37,081
Keio Corp. (Japan)	3,000	26,234
Norfolk Southern Corp.	2,407	233,623
Ryder System, Inc.	1,542	101,695
Seino Holdings Co. Ltd. (Japan)	2,800	29,447
Tokyu Corp. (Japan)	4,000	30,513
West Japan Railway Co. (Japan)	3,700	229,527

		3,515,418

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Semiconductor Engineering, Inc. (Taiwan)	21,000	25,220
Analog Devices, Inc.	2,360	152,102
Applied Materials, Inc.	93,070	2,806,061
ASM International NV (Netherlands)	1,554	63,524
ASML Holding NV (Netherlands)	1,467	160,771
Broadcom Ltd. (Singapore)	3,511	605,718
Intel Corp.	26,954	1,017,513
KLA-Tencor Corp.	17,848	1,244,184
Lam Research Corp.(a)	29,558	2,799,438
Linear Technology Corp.	1,944	115,260
Maxim Integrated Products, Inc.	11,415	455,801
MediaTek, Inc. (Taiwan)	69,000	529,776
Novatek Microelectronics Corp. (Taiwan)	10,000	35,432
Powertech Technology, Inc. (Taiwan)	16,000	41,583
QUALCOMM, Inc.	64,761	4,436,130
SK Hynix, Inc. (South Korea)	1,127	41,372
STMicroelectronics NV (Switzerland)	49,689	406,103
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	147,000	864,087
Texas Instruments, Inc.	49,882	3,500,719
Tokyo Electron Ltd. (Japan)	7,500	662,880
Xilinx, Inc.	7,019	381,412

		20,345,086

Software — 0.8%
Adobe Systems, Inc.*	12,746	1,383,451
ANSYS, Inc.*	17,065	1,580,390
Check Point Software Technologies Ltd. (Israel)*	1,673	129,842
COLOPL, Inc. (Japan)	4,100	63,972
GungHo Online Entertainment, Inc. (Japan)	15,000	36,858

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Intuit, Inc.	5,563	$611,986
Kingsoft Corp. Ltd. (China)	16,000	38,227
Konami Holdings Corp. (Japan)	4,100	158,425
Microsoft Corp.	109,717	6,319,699
Mobileye NV*(a)	6,678	284,282
Nexon Co. Ltd. (Japan)	116,800	1,834,764
Nice Ltd. (Israel)	10,508	699,689
Nintendo Co. Ltd. (Japan)	900	240,977
Oracle Corp.	25,347	995,630
Red Hat, Inc.*	9,311	752,608
Sage Group PLC (The) (United Kingdom)	60,481	577,872
salesforce.com, Inc.*	7,549	538,470
SAP SE (Germany)	7,305	668,063
Software AG (Germany)	1,939	82,178
Square Enix Holdings Co. Ltd. (Japan)	4,300	148,277
Synopsys, Inc.*	4,035	239,477
Temenos Group AG (Switzerland)*	1,390	87,652
Trend Micro, Inc. (Japan)	3,400	118,610

		17,591,399

Specialty Retail — 0.5%
Adastria Co. Ltd. (Japan)	2,400	55,140
Best Buy Co., Inc.	8,954	341,864
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	69,000	50,317
Foot Locker, Inc.	1,289	87,291
Gap, Inc. (The)(a)	5,816	129,348
Hikari Tsushin, Inc. (Japan)	1,100	102,147
Home Depot, Inc. (The)	23,025	2,962,857
Industria de Diseno Textil SA (Spain)	9,123	338,263
JB Hi-Fi Ltd. (Australia)	4,641	103,296
Kingfisher PLC (United Kingdom)	29,087	141,917
Komeri Co. Ltd. (Japan)	900	21,901
K’s Holdings Corp. (Japan)	7,400	122,312
Lowe’s Cos., Inc.	27,355	1,975,305
Mr Price Group Ltd. (South Africa)	2,911	32,203
Shimamura Co. Ltd. (Japan)	200	24,348
Staples, Inc.	61,334	524,406
Tiffany & Co.(a)	22,501	1,634,248
TJX Cos., Inc. (The)	42,606	3,186,076
Ulta Salon Cosmetics & Fragrance, Inc.*	236	56,163
USS Co. Ltd. (Japan)	4,700	79,545

		11,968,947

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	78,644	8,890,704
Asustek Computer, Inc. (Taiwan)	5,000	44,695
Canon, Inc. (Japan)	3,000	87,097
Catcher Technology Co. Ltd. (Taiwan)	8,000	65,460
Compal Electronics, Inc. (Taiwan)	237,000	146,737
Foxconn Technology Co. Ltd. (Taiwan)	31,310	92,322
FUJIFILM Holdings Corp. (Japan)	3,200	118,537
Hewlett Packard Enterprise Co.	2,868	65,247
HP, Inc.	6,132	95,230
Inventec Corp. (Taiwan)	46,000	37,763
Lenovo Group Ltd. (China)	206,000	137,494
Lite-On Technology Corp. (Taiwan)	38,190	55,212
Logitech International SA (Switzerland)	18,948	425,309
NEC Corp. (Japan)	42,000	108,328
Pegatron Corp. (Taiwan)	73,000	188,924
Quanta Computer, Inc. (Taiwan)	20,000	41,914

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Ricoh Co. Ltd. (Japan)	4,300	$38,912
Samsung Electronics Co. Ltd. (South Korea)	992	1,445,108
Seiko Epson Corp. (Japan)	4,300	82,798

		12,167,791

Textiles, Apparel & Luxury Goods — 0.2%
Belle International Holdings Ltd. (China)	76,000	52,621
Christian Dior SE (France)	1,117	200,331
Cie Financiere Richemont SA (Switzerland)	6,227	379,770
Hermes International (France)	169	68,802
Li & Fung Ltd. (Hong Kong)	264,000	136,031
lululemon athletica, Inc.*(a)	1,047	63,846
LVMH Moet Hennessy Louis Vuitton SE (France)	7,931	1,352,329
Moncler SpA (Italy)	3,698	63,128
NIKE, Inc. (Class B Stock)	19,387	1,020,725
PVH Corp.	2,717	300,230
Swatch Group AG (The) (Switzerland)	1,025	146,601
Under Armour, Inc. (Class C Stock)*	8,262	279,751
VF Corp.	2,363	132,446

		4,196,611

Thrifts & Mortgage Finance
Housing Development Finance Corp. Ltd. (India)	8,457	177,386
Indiabulls Housing Finance Ltd. (India)	4,041	50,336
LIC Housing Finance Ltd. (India)	6,165	53,734
New York Community Bancorp, Inc.	29,434	418,846

		700,302

Tobacco — 0.4%
Altria Group, Inc.	38,603	2,440,868
British American Tobacco PLC (United Kingdom)	21,571	1,375,706
Gudang Garam Tbk PT (Indonesia)	9,800	46,633
Imperial Brands PLC (United Kingdom)	17,576	904,643
Japan Tobacco, Inc. (Japan)	11,600	474,849
KT&G Corp. (South Korea)	535	60,925
Philip Morris International, Inc.	25,381	2,467,541
Reynolds American, Inc.	12,178	574,193
Swedish Match AB (Sweden)	18,163	666,432

		9,011,790

Trading Companies & Distributors
Brenntag AG (Germany)	895	48,911
ITOCHU Corp. (Japan)	2,900	36,510
Kloeckner & Co. SE (Germany)*	8,626	105,121
Marubeni Corp. (Japan)	11,000	56,508
Mitsubishi Corp. (Japan)	5,000	113,980
Mitsui & Co. Ltd. (Japan)	7,600	105,328
Sumitomo Corp. (Japan)	11,800	132,097
W.W. Grainger, Inc.	44	9,893
Watsco, Inc.	383	53,965
Wolseley PLC (Switzerland)	906	50,955

		713,268

Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA (Spain)	42,169	656,973
Aena SA (Spain), 144A	539	79,562
Atlantia SpA (Italy)	3,879	98,518

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Auckland International Airport Ltd. (New Zealand)	12,125	$64,988
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,300	21,865
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	2,415	35,326
Macquarie Infrastructure Corp.	371	30,882
Sydney Airport (Australia)	1,426,202	7,644,557
TAV Havalimanlari Holding A/S (Turkey)	7,514	30,972
Transurban Group (Australia)	53,169	464,661

		9,128,304

Water Utilities
American Water Works Co., Inc.	12,979	971,348
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	3,500	32,534

		1,003,882

Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand), NVDR	7,700	35,683
America Movil SAB de CV (Mexico) (Class L Stock)	550,700	314,122
China Mobile Ltd. (China)	65,500	804,626
KDDI Corp. (Japan)	39,600	1,226,887
Millicom International Cellular SA (Luxembourg), SDR	841	43,573
MTN Group Ltd. (South Africa)	19,113	163,853
NTT DOCOMO, Inc. (Japan)(a)	97,100	2,466,633
SK Telecom Co. Ltd. (South Korea)	207	42,443
SoftBank Group Corp. (Japan)	3,400	220,349
Sprint Corp.*(a)	29,434	195,147
StarHub Ltd. (Singapore)	7,700	19,443
Telephone & Data Systems, Inc.	21,728	590,567
T-Mobile US, Inc.*	11,623	543,027
Total Access Communication PCL (Thailand), NVDR	53,200	48,463
Vodacom Group Ltd. (South Africa)	6,325	71,065
Vodafone Group PLC (United Kingdom)	431,601	1,237,793

		8,023,674

TOTAL COMMON STOCKS (cost $614,700,113)		635,703,036

EXCHANGE TRADED FUNDS — 3.8%
Consumer Staples Select Sector SPDR Fund(a)	242,248	12,890,016
Energy Select Sector SPDR Fund(a)	256,398	18,104,263
Financial Select Sector SPDR Fund(a)	1,177,256	22,721,040
Health Care Select Sector SPDR Fund(a)	305,289	22,014,390

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
Real Estate Select Sector SPDR Fund(a)	151,774	$4,973,639
SPDR Barclays High Yield Bond ETF(a)	50,956	1,871,104
Utilities Select Sector SPDR Fund(a)	97,139	4,758,840

TOTAL EXCHANGE TRADED FUNDS (cost $92,547,754)		87,333,292

PREFERRED STOCKS — 0.4%
Auto Components
Schaeffler AG (Germany) (PRFC)	2,113	33,462

Banks
Banco Bradesco SA (Brazil) (PRFC)	3,000	27,619
Itau Unibanco Holding SA (Brazil) (PRFC)	30,500	335,278
Itausa - Investimentos Itau SA (Brazil) (PRFC)	41,700	107,451

		470,348

Consumer Finance — 0.2%
Ally Financial, Inc. (PRFC)144A, 1.750%*(f)(original cost $3,912,075; purchased 01/16/14-04/09/14)	228,315	4,445,283

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2 (PRFC), 6.602%	64,707	1,644,205

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	1,800	29,589

Hotels, Restaurants & Leisure — 0.1%
Amaya, Inc. (Canada) (PRFC)*^	3,087	2,744,523

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	6,050	823,416

Metals & Mining
Metalurgica Gerdau SA (Brazil) (PRFC)*	27,400	28,814

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)*	17,000	71,614
Surgutneftegas OJSC (Russia) (PRFC)	60,895	28,147

		99,761

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	118	138,627

TOTAL PREFERRED STOCKS (cost $11,829,564)		10,458,028

	Units
RIGHTS*
Oil, Gas & Consumable Fuels
Banpu PCL, NVDR (Thailand), expiring 10/13/16 (cost $0)	29,897	—

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.1%
Collateralized Loan Obligations — 0.5%
ALM VIII Ltd.(Cayman Islands),
Series 2013-8A, Class C, 144A
3.896%(c)	01/20/26	250	242,229
ALM XIV Ltd. (Cayman Islands),
Series 2014-14A, Class C, 144A
4.193%(c)	07/28/26	250	242,681
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2012-1A, Class A3LR, 144A^
3.259%(c)	08/15/24	500	500,000
Series 2012-1A, Class B1LR, 144A^
4.659%(c)	08/15/24	500	500,000
Atlas Senior Loan Fund V Ltd. (Cayman Islands),
Series 2014-1A, Class C, 144A
3.679%(c)	07/16/26	250	248,830
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class C, 144A
3.516%(c)	10/15/28	1,000	999,970
Benefit Street Partners CLO IV Ltd. (Cayman Islands),
Series 2014-IVA, Class C, 144A
4.196%(c)	07/20/26	500	476,081
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A, Class D, 144A^
7.788%(c)	10/20/29	500	482,277
Cedar Funding III CLO Ltd. (Cayman Islands),
Series 2014-3A, Class D, 144A
4.361%(c)	05/20/26	250	239,657
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1, 144A
3.502%(c)	07/22/26	1,000	1,002,956
LCM X LP (Cayman Islands),
Series 10A, Class ER, 144A
6.180%(c)	04/15/22	1,000	991,037
LCM XV LP (Cayman Islands),
Series 15A, Class C, 144A
3.925%(c)	08/25/24	250	250,075
Madison Park Funding VIII Ltd. (Cayman Islands),
Series 2012-8A, Class CR, 144A
3.502%(c)	04/22/22	250	250,283
Series 2012-8A, Class DR, 144A
4.552%(c)	04/22/22	250	252,291
Madison Park Funding XIV Ltd. (Cayman Islands),
Series 2014-14A, Class D, 144A
4.296%(c)	07/20/26	250	246,097
Neuberger Berman CLO XIII Ltd. (Cayman Islands),
Series 2012-13A, Class C, 144A
3.565%(c)	01/23/24	1,000	997,790
Neuberger Berman CLO XX Ltd. (Cayman Islands),
Series 2015-20A, Class E, 144A
7.123%(c)	01/15/28	750	711,968
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1A, 144A
2.296%(c)	10/20/26	250	250,317
Octagon Investment Partners 27 Ltd. (Cayman Islands),
Series 2016-1A, Class E, 144A
7.762%(c)	07/15/27	1,000	979,163
Octagon Investment Partners XII Ltd. (Cayman Islands),
Series 2012-1A, Class ER, 144A
6.278%(c)	05/05/23	250	246,772

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners XVII Ltd. (Cayman Islands),
Series 2013-1A, Class A2R, 144A^
2.306%(c)	10/25/25	1,500	$1,500,000
Race Point IX CLO Ltd. (Cayman Islands),
Series 2015-9A, Class A1, 144A
2.190%(c)	04/15/27	500	502,909
Venture XVII CLO Ltd. (Cayman Islands),
Series 2014-17A, Class B1, 144A
2.780%(c)	07/15/26	500	502,910

			12,616,293

Non-Residential Mortgage-Backed Securities — 2.4%
Access Group, Inc.,
Series 2004-A, Class A2
0.975%(c)	04/25/29	515	510,586
AmeriCredit Automobile Receivables Trust,
Series 2012-3, Class D
3.030%	07/09/18	872	873,283
Series 2012-4, Class D
2.680%	10/09/18	1,200	1,201,450
Series 2013-1, Class D
2.090%	02/08/19	1,800	1,806,693
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,108,517
Series 2015-3, Class D
3.340%	08/08/21	150	154,367
Series 2016-1, Class D
3.590%	02/08/22	280	289,838
CarFinance Capital Auto Trust,
Series 2014-1A, Class A, 144A
1.460%	12/17/18	14	13,734
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	762,066
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,973,653
College Loan Corp. Trust I,
Series 2004-1, Class A4
0.905%(c)	04/25/24	732	730,964
Conn’s Receivables Funding LLC,
Series 2016-A, Class A, 144A
4.680%	04/16/18	918	920,035
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	762,530
Drive Auto Receivables Trust,
Series 2015-BA, Class C, 144A
2.760%	07/15/21	1,100	1,109,178
Series 2015-DA, Class A3, 144A
1.590%	12/17/18	471	471,476
Series 2015-DA, Class C, 144A
3.380%	11/15/21	650	661,967
Series 2016-AA, Class C, 144A
3.910%	05/17/21	430	440,780
Series 2016-BA, Class B, 144A
2.560%	06/15/20	1,600	1,614,578
Series 2016-BA, Class C, 144A
3.190%	07/15/22	1,200	1,221,354

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Flagship Credit Auto Trust,
Series 2014-1, Class A, 144A
1.210%	04/15/19	45	$44,703
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class C, 144A
2.220%	05/15/20	3,000	3,002,929
Hyundai Auto Receivables Trust,
Series 2013-A, Class C
1.350%	06/17/19	865	866,680
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4
1.163%(c)	09/27/35	712	703,964
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A
2.040%	01/15/21	1,469	1,475,292
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	2,500	2,525,466
Series 2015-2A, Class A, 144A
2.570%	07/18/25	2,300	2,308,153
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	99,617
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,500	1,543,886
Santander Drive Auto Receivables Trust,
Series 2012-3, Class D
3.640%	05/15/18	417	418,938
Series 2012-4, Class D
3.500%	06/15/18	1,209	1,218,518
Series 2012-AA, Class C, 144A
1.780%	11/15/18	606	607,107
Series 2012-AA, Class D, 144A
2.460%	12/17/18	600	604,493
Series 2013-2, Class C
1.950%	03/15/19	615	616,361
Series 2013-3, Class C
1.810%	04/15/19	337	337,559
Series 2013-3, Class D
2.420%	04/15/19	2,300	2,325,315
Series 2013-4, Class C
3.250%	01/15/20	501	505,720
Series 2013-A, Class C, 144A
3.120%	10/15/19	844	851,279
Series 2014-1, Class B
1.590%	10/15/18	102	102,528
Series 2014-1, Class C
2.360%	04/15/20	780	785,826
Series 2014-1, Class D
2.910%	04/15/20	1,000	1,017,727
Series 2014-2, Class C
2.330%	11/15/19	430	433,030
Series 2014-3, Class D
2.650%	08/17/20	1,500	1,523,095
Series 2014-5, Class C
2.460%	06/15/20	1,950	1,971,684
Series 2015-2, Class C
2.440%	04/15/21	475	480,240
Series 2015-3, Class C
2.740%	01/15/21	500	508,728

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2015-3, Class D
3.490%	05/17/21	460	$473,371
Series 2015-4, Class C
2.970%	03/15/21	390	397,159
Series 2015-5, Class C
2.740%	12/15/21	1,000	1,014,387
Series 2016-2, Class C
2.660%	11/15/21	910	924,228
SLC Private Student Loan Trust,
Series 2010-B, Class A2, 144A
4.024%(c)	07/15/42	942	963,318
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
1.290%(c)	09/15/20	549	546,362
Series 2003-B, Class A2
1.250%(c)	03/15/22	605	599,239
Series 2003-C, Class A2
1.240%(c)	09/15/20	137	136,045
Series 2004-B, Class A2
1.050%(c)	06/15/21	215	214,388
Series 2005-B, Class A2
1.030%(c)	03/15/23	304	303,160
Series 2006-A, Class A4
1.040%(c)	12/15/23	1,342	1,330,457
Series 2006-B, Class A4
1.030%(c)	03/15/24	612	608,535
Series 2006-C, Class A4
1.020%(c)	03/15/23	1,099	1,093,483
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, 144A
3.450%(c)	05/16/44	383	391,845
Series 2011-B, Class A2, 144A
3.740%	02/15/29	472	485,227
Series 2012-A, Class A1, 144A
1.924%(c)	08/15/25	206	206,747
Series 2012-D, Class A2, 144A
2.950%	02/15/46	884	895,551
Series 2012-E, Class A1, 144A
1.274%(c)	10/16/23	127	127,235
Series 2013-A, Class A1, 144A
1.124%(c)	08/15/22	289	289,708
Series 2013-B, Class A1, 144A
1.174%(c)	07/15/22	428	428,892
Series 2013-C, Class A1, 144A
1.374%(c)	02/15/22	149	149,080
SLM Student Loan Trust,
Series 2012-5, Class A2
0.824%(c)	06/25/19	367	365,802
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	129	131,430
Verizon Owner Trust,
Series 2016-1A, Class A, 144A
1.420%	01/20/21	966	968,223

			56,549,759

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities — 0.2%
Countrywide Asset-Backed Certificates Trust,
Series 2004-12, Class MV3
1.514%(c)	03/25/35	162	$161,115
Series 2004-6, Class 2A5
1.304%(c)	11/25/34	187	182,234
First Franklin Mortgage Loan Trust,
Series 2005-FF4, Class M1
1.169%(c)	05/25/35	18	18,111
Home Equity Asset Trust,
Series 2005-5, Class M1
1.244%(c)	11/25/35	214	213,603
JPMorgan Mortgage Acquisition Corp.,
Series 2005-OPT2, Class A1B
0.814%(c)	12/25/35	11	10,509
Park Place Securities, Inc./Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2
1.469%(c)	02/25/35	141	141,041
Series 2005-WCW3, Class A2C
0.904%(c)	08/25/35	3	2,897
Trade MAPS 1 Ltd. (Ireland),
Series 2013-1A, Class A, 144A
1.218%(c)	12/10/18	2,780	2,775,461

			3,504,971

TOTAL ASSET-BACKED SECURITIES (cost $72,375,472)			72,671,023

BANK LOANS(c) — 1.2%
Aerospace & Defense
Accudyne Industries Borrower SCA (Luxembourg),
Refinancing Term Loan
4.000%	12/13/19	373	347,959

Air Freight & Logistics
Ceva Group PLC,
Pre-Funded L/C Loan
6.500%	03/12/21	236	189,029
Ceva Intercompany B.V.,
Dutch BV Term Loan
6.500%	03/19/21	243	194,366
Ceva Logistics Canada,
Canadian Term Loan ULC
6.500%	03/19/21	42	33,503
Ceva Logistics U.S. Holdings, Inc.,
U.S. Term Loan
6.500%	03/12/21	336	268,283

			685,181

Airlines
Northwest Airlines, Inc.,
Participation Loan B757-200^
2.465%	09/10/18	107	104,592
Participation Loan B757-300^
2.465%	03/10/17	53	51,350
3.085%	03/10/17	43	43,146

			199,088

Chemicals
Ascend Performance Materials Operations LLC,
Term Loan B^
6.500%	08/12/22	350	348,804

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Chemours Co. (The),
Tranche Term Loan B
3.750%	05/01/22	32	$31,557
MacDermid, Inc.,
Tranche Term Loan B-3
5.500%	06/07/20	203	203,494

			583,855

Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	404	398,778
Camelot U.S. Acquisition 1 Co.,
Initial Term Loan
4.750%	09/15/23	391	391,122
inVentiv Group Holdings, Inc.,
Term Loan
3.750%	09/29/23	426	426,886
Jaguar Holding Co.,
Initial Term Loan
4.250%	08/05/22	756	757,613
WEX, Inc.,
Term Loan B
4.250%	06/24/23	186	187,298

			2,161,697

Consumer Products
Chobani LLC,
Closing Date Term Loan (First Lien)^
5.250%	09/30/23	409	406,955

Diversified Consumer Services
Laureate Education, Inc.,
Extended Term Loan (Series 2021)
8.868%	03/23/21	328	325,841
Telenet Financing USD LLC,
Facility Term Loan AD
4.357%	06/15/24	250	252,031

			577,872

Diversified Telecommunication Services — 0.1%
Ligado Networks LLC,
Junior Loan^
13.500%	12/07/20	566	365,378
New Lightsquared LLC,
Term Loan
9.750%	12/07/20	2,386	2,165,335

			2,530,713

Electric Utilities — 0.1%
Texas Competitive Electric Holding Co. LLC,
Term Loan
5.000%	09/01/23	697	700,590
Term Loan C
5.000%	09/01/23	152	152,336

			852,926

Electronic Components & Equipment — 0.1%
Cortes NP Acquisition Corp.,
Term Loan^
5.253%	09/30/23	972	942,840

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Energy — 0.1%
Chesapeake Energy Corp.,
Term Loan (Class A)
8.500%	08/25/21	1,600	$1,674,174
Energy Future Intermediate Holdings Co. LLC,
2016 Additional Term Loan (DIP)
4.250%	12/19/16	430	430,896

			2,105,070

Engineering & Construction
Engility Corp.,
Term Loan B1
4.774%	08/15/20	113	113,895
Term Loan B2
5.750%	08/15/23	212	213,419

			327,314

Entertainment
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	175	175,794

Health Care Providers & Services
Ortho-Clinical Diagnostics Holdings Sarl,
Initial Term Loan
4.750%	06/30/21	739	723,086

Healthcare-Products — 0.1%
Alere, Inc.,
Term Loan B
4.250%	06/18/22	368	364,711
DJO Finance LLC,
Initial Term Loan
4.250%	06/30/20	217	212,168
Immucor, Inc.,
Term Loan B-2
5.000%	08/19/18	313	303,969

			880,848

Healthcare-Services
MPH Acquisition Holdings LLC,
Initial Term Loan
5.000%	06/01/23	405	409,557

Hotels, Restaurants & Leisure — 0.1%
Amaya Holdings BV,
Initial Term Loan B (First Lien)
5.000%	08/01/21	761	758,762
Initial Term Loan B (Second Lien)
8.000%	08/01/22	38	38,201

			796,963

Insurance
Alliant Holdings Intermediate LLC,
2016 Term Loan
4.753%	08/14/22	324	323,840
AssuredPartners, Inc.,
Term Loan (First Lien)
5.750%	10/14/22	125	125,405

			449,245

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Internet Software & Services
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	538	$547,836

Lodging — 0.1%
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	2,717	2,699,582

Media — 0.1%
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/25/21	250	246,964
Term Loan (Second Lien)
7.500%	07/25/22	471	446,781
iHeartCommunications, Inc.,
Tranche Term Loan D
7.274%	01/22/19	1,436	1,099,361

			1,793,106

Metals
Fortescue Metals Group Ltd,
Term Loan
3.750%	06/30/19	495	494,593

Miscellaneous Manufacturing
Gates Global LLC,
Initial Dollar Term Loan
4.250%	06/11/21	525	516,631

Oil & Gas
MEG Energy Corp.,
New Term Loan
3.750%	03/31/20	110	101,788

Oil & Gas Services
Weatherford International Ltd.,
Term Loan^
1.955%	05/04/20	452	424,433

Oil, Gas & Consumable Fuels
California Resources Corp.,
Term Loan
3.524%	10/01/19	339	323,311
CITGO Holdings, Inc.,
Term Loan
9.500%	05/12/18	411	415,009

			738,320

Packaging & Containers
BWay Intermediate Co., Inc.,
Initial Term Loan
5.500%	08/14/20	216	217,170
Novelis, Inc.,
Initial Term Loan
4.000%	05/18/22	226	227,263

			444,433

Pharmaceuticals — 0.1%
DPx Holdings BV,
2015 Incremental Dollar Term Loan
4.250%	03/11/21	376	375,633

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan A (Series A-3)
4.280%	10/20/18	96	$96,313
Tranche Term Loan B (Series C-2)
5.250%	12/11/19	90	89,856
Tranche Term Loan B (Series D-2)
5.000%	02/13/19	30	29,931
Tranche Term Loan B (Series E-1)
5.250%	08/05/20	344	344,149
Tranche Term Loan B (Series F-1)
5.500%	03/11/22	141	141,665

			1,077,547

Real Estate
Vizient, Inc.,
Term Loan B-2
5.000%	02/15/23	132	133,708

Software — 0.1%
Avago Technologies Cayman Holdings Ltd.,
Term Loan B-3
3.535%	02/21/23	368	372,165
BMC Software Finance, Inc.,
Initial Term Loan
5.000%	09/10/20	775	746,466
Infor (U.S.), Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	600	595,079
Informatica Corp.,
Dollar Term Loan
4.500%	08/05/22	230	222,627
RP Crown Parent LLC,
Initial Term Loan
4.500%	09/22/23	220	218,900
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
5.750%	02/25/23	338	341,524
TIBCO Software Inc.,
Term Loan
6.500%	11/24/20	269	265,110

			2,761,871

Specialty Retail
J. Crew Group, Inc.,
Initial Loan
4.000%	03/05/21	154	121,386
Leslie’s Poolmart, Inc.,
Tranche Term Loan B
5.250%	08/15/23	195	196,219

			317,605

Telecommunications — 0.1%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-2
3.750%	06/30/19	1,261	1,198,868

Transportation
Air Medical Group Holdings, Inc.,
Initial Term Loan
4.250%	04/15/22	267	264,225

TOTAL BANK LOANS

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Transportation (cont’d.) (cost $28,689,576)			$28,671,509

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class A4
5.356%	10/10/45	110	110,240
Series 2007-1, Class A4
5.451%	01/15/49	1,386	1,391,406
Series 2007-3, Class A4
5.723%(c)	06/10/49	290	293,802
Series 2007-3, Class AMF
5.317%	06/10/49	1,300	1,319,943
Series 2007-4, Class A4
5.933%(c)	02/10/51	421	429,573
Series 2007-5, Class A4
5.492%	02/10/51	879	899,268
Series 2015-UBS7, Class B
4.512%(c)	09/15/48	240	265,101
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class AMA
6.087%(c)	06/11/50	800	827,007
Citigroup Commercial Mortgage Trust,
2016-GC36, Class A5
3.616%	02/10/49	370	401,893
Series 2007-C6, Class A4
5.900%(c)	12/10/49	2,100	2,138,085
Series 2008-C7, Class A4
6.333%(c)	12/10/49	576	593,923
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	82	82,115
Series 2007-CD4, Class A4
5.322%	12/11/49	949	952,788
Commercial Mortgage Trust,
Series 2007-GG9, Class A4
5.444%	03/10/39	1,278	1,279,627
Series 2008-LS1, Class A1A
6.296%(c)	12/10/49	1,983	2,051,444
Series 2008-LS1, Class A4B
6.296%(c)	12/10/49	197	202,857
Series 2012-LC4, Class A4
3.288%	12/10/44	200	212,842
Series 2013-LC6, Class AM
3.282%	01/10/46	190	198,215
Series 2014-CR17, Class A5
3.977%	05/10/47	360	398,553
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	378,782
Series 2015-C2, Class A4
3.504%	06/15/57	200	215,096
Credit Suisse Commercial Mortgage Trust,
Series 2006-C5, Class AM
5.343%	12/15/39	2,000	2,000,454
Series 2007-C1, Class A3
5.383%	02/15/40	1,392	1,394,605
Series 2007-C2, Class A3
5.542%(c)	01/15/49	14	14,003
Series 2007-C2, Class AM

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.615%(c)	01/15/49	321	$324,517
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(c)	05/10/49	220	240,963
FHLMC Multifamily Structured Pass-Through Trust,
Series K025, Class A2
2.682%	10/25/22	1,700	1,791,817
Series K038, Class A2
3.389%	03/25/24	700	770,343
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	175,335
Series 2013-GC16, Class A3
4.244%	11/10/46	250	281,515
Series 2014-GC20, Class A5
3.998%	04/10/47	490	542,403
Series 2007-GG10, Class A4
5.988%(c)	08/10/45	1,044	1,059,733
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(c)	08/15/46	250	278,714
Series 2013-C14, Class AS
4.409%(c)	08/15/46	130	144,317
Series 2013-C17, Class A4
4.199%	01/15/47	510	571,725
Series 2014-C19, Class A4
3.997%	04/15/47	880	973,774
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	3	2,848
Series 2006-LDP9, Class A3
5.336%	05/15/47	505	505,472
Series 2006-LPD7, Class AM
6.116%(c)	04/17/45	69	68,958
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	1,060	1,087,959
Series 2011-C5, Class A3
4.171%	08/15/46	171	186,909
Series 2012-CBX, Class AS
4.271%	06/15/45	170	185,947
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.114%(c)	07/15/44	316	324,680
Series 2007-C3, Class AM
6.114%(c)	07/15/44	390	398,591
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class AM
5.378%	11/15/38	113	113,085
Series 2007-C1, Class A4
5.424%	02/15/40	231	232,071
Series 2007-C2, Class A3
5.430%	02/15/40	848	854,709
Series 2007-C7, Class A3
5.866%(c)	09/15/45	414	429,353
Series 2007-C7, Class AM
6.365%(c)	09/15/45	350	365,162

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	345	$354,880
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A4
5.810%(c)	06/12/50	1,551	1,576,732
Series 2007-8, Class A3
6.070%(c)	08/12/49	2,237	2,286,194
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.219%(c)	07/15/46	500	560,565
Series 2013-C13, Class A4
4.039%	11/15/46	310	346,844
Series 2014-C14, Class AS
4.384%(c)	02/15/47	150	167,187
Series 2015-C20, Class A4
3.249%	02/15/48	700	744,128
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class A1A
5.422%(c)	02/12/44	485	488,075
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	110	109,701
Series 2007-IQ15, Class A4
6.103%(c)	06/11/49	1,380	1,417,008
Series 2007-IQ16, Class A4
5.809%	12/12/49	464	476,839
Series 2007-T25, Class A3
5.514%(c)	11/12/49	127	126,930
Series 2007-T27, Class A4
5.818%(c)	06/11/42	955	974,355
Series 2007-T27, Class AM
5.818%(c)	06/11/42	430	439,378
Series 2012-C4, Class A4
3.244%	03/15/45	330	351,469
Series 2015-MS1, Class A4
3.779%	05/15/48	450	496,541
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.988%(c)	08/12/45	654	661,464
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	325	338,992
Series 2013-C6, Class A4
3.244%	04/10/46	650	688,804
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class AM
5.603%(c)	10/15/48	1,630	1,628,324
Series 2007-C34, Class A3
5.678%	05/15/46	614	625,710
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	364,875
Series 2012-C10, Class A3
2.875%	12/15/45	595	619,196
Series 2012-C10, Class AS
3.241%	12/15/45	390	405,959
Series 2013-C15, Class A4
4.153%(c)	08/15/46	450	501,847

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-C25, Class B
4.236%(c)	11/15/47	210	$225,500

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $48,141,523)			46,940,019

CONVERTIBLE BONDS — 0.1%
Media
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	08/15/26	361	395,295

Oil & Gas — 0.1%
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	09/15/26	355	355,887
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	06/05/20	809	776,179
5.750%	03/15/21	485	496,674
6.250%	04/01/23	486	493,290

			2,122,030

Retail
Enterprise Funding Ltd. (United Kingdom),
Gtd. Notes
3.500%	09/10/20	100	100,671

TOTAL CONVERTIBLE BONDS (cost $2,441,075)			2,617,996

CORPORATE BONDS — 23.5%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22	575	472,937
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20	559	598,130
Lamar Media Corp.,
Gtd. Notes
5.375%	01/15/24	25	26,250
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	627	579,975
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	400	416,000
5.625%	02/15/24	96	99,840

			2,193,132

Aerospace & Defense — 0.4%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20(a)	895	709,287
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	260	261,478
2.700%	04/27/20	70	71,308

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		320	$331,200
L-3 Communications Corp.,
Gtd. Notes
1.500%	05/28/17		95	95,072
3.950%	11/15/16		40	40,130
4.750%	07/15/20		500	545,992
4.950%	02/15/21		966	1,066,111
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	11/23/18		250	252,995
2.500%	11/23/20		460	474,849
3.800%	03/01/45		80	81,541
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
1.200%(c)	12/15/16		1,500	1,500,984
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		207	213,210
6.000%	07/15/22		1,778	1,875,790
6.500%	07/15/24		451	474,677
Gtd. Notes, 144A
6.375%	06/15/26		370	382,025

				8,376,649

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		160	165,992
5.375%	01/31/44		1,200	1,510,836
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19(a)		575	581,130
4.125%	03/04/43		500	537,765
4.250%	11/10/44		420	465,183
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		330	334,799
3.250%	06/12/20		73	76,801
4.000%	06/12/22		170	184,681
5.850%	08/15/45		785	1,020,585
6.150%	09/15/43		100	131,826
6.875%	05/01/20		500	585,510
Tereos Finance Groupe I SA (France),
Gtd. Notes
4.125%	06/16/23	EUR	100	114,819

				5,709,927

Airlines — 0.1%
American Airlines 2013-2 Class C Pass-Through Trust,
Pass-Through Certificates, 144A
6.000%	01/15/17		1,242	1,254,724
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		950	992,750
Norwegian Air Shuttle ASA 2016-1 Class B Pass-Through Trust (Norway),
Pass-Through Certificates, 144A^
7.500%	11/10/23		265	263,675

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Virgin Australia Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		473	$478,847
8.500%	10/23/16		119	118,796

				3,108,792

Apparel
BiSoho SAS (France),
Sr. Sec’d. Notes, RegS
5.875%	05/01/23	EUR	100	119,025
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		53	54,193

				173,218

Auto Manufacturers — 0.4%
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, GMTN
2.875%	05/17/23	EUR	175	200,962
Fiat Chrysler Finance Europe (United Kingdom),
Gtd. Notes, GMTN
4.750%	03/22/21	EUR	100	122,641
4.750%	07/15/22	EUR	100	122,720
6.625%	03/15/18	EUR	100	120,817
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17		800	800,752
1.897%	08/12/19		515	514,256
2.021%	05/03/19		1,100	1,102,146
3.000%	06/12/17		400	404,227
3.336%	03/18/21		685	704,753
5.000%	05/15/18		500	524,827
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		100	103,496
5.200%	04/01/45		300	312,054
6.250%	10/02/43		100	118,024
6.750%	04/01/46		250	313,419
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19		495	497,791
3.100%	01/15/19		1,245	1,269,063
3.450%	04/10/22		775	786,088
4.200%	03/01/21		800	841,890
5.250%	03/01/26		305	334,977

				9,194,903

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		398	398,497
Allison Transmission, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		233	238,825
FTE Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, RegS
9.000%	07/15/20	EUR	100	117,952

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, PIK
4.125%	09/15/21		238	$240,380
4.500%	09/15/23		254	256,380
4.750%	09/15/26		225	226,125
Sr. Sec’d. Notes, RegS, PIK
2.750%	09/15/21	EUR	125	140,343
3.250%	09/15/23	EUR	100	111,859
3.750%	09/15/26	EUR	100	111,664
LKQ Italia Bondco SpA,
Gtd. Notes, RegS
3.875%	04/01/24	EUR	100	119,637
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes, MTN, 144A
4.250%	05/15/21		250	256,250
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, 144A, PIK
6.750%	11/15/22(a)		238	271,504
Sr. Sec’d. Notes, RegS, PIK
5.750%	11/15/21	EUR	75	91,935
6.875%	08/15/18	EUR	103	117,873
UCI International LLC,
Gtd. Notes
8.625%	02/15/19		1,400	294,000

				2,993,224

Banks — 2.7%
Allied Irish Banks PLC (Ireland),
Sub. Notes, EMTN
4.125%(c)	11/26/25	EUR	200	215,740
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
7.000%(c)	12/29/49	EUR	400	417,922
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17	EUR	300	73,467
4.750%	01/15/18	EUR	400	97,957
Banco Popular Espanol SA (Spain),
Jr. Sub. Notes
8.250%(c)	04/29/49	EUR	200	203,047
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%(c)	03/12/49	EUR	300	301,621
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49		310	304,575
6.100%(c)	12/29/49		303	315,877
6.250%(c)	09/29/49		820	853,907
6.500%(c)	10/29/49		704	762,520
Sr. Unsec’d. Notes
5.875%	01/05/21		300	344,057
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19		1,275	1,302,873
Sub. Notes
6.110%	01/29/37		150	183,330
Bank of America NA,
Sr. Unsec’d. Notes, BKNT
1.650%	03/26/18		1,110	1,114,607

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/29/49		150	$147,000
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18		500	507,519
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.700%	06/11/18		900	904,077
Bankia SA (Spain),
Sub. Notes, MTN
4.000%(c)	05/22/24	EUR	200	222,795
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.875%(c)	12/29/49		200	196,917
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17		1,100	1,100,657
2.400%	12/12/18		1,000	1,015,217
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	199,500
Capital One NA,
Sr. Unsec’d. Notes, BKNT
1.500%	09/05/17		1,000	999,426
Citigroup, Inc.,
Jr. Sub. Notes
5.875%(c)	12/29/49		700	707,070
5.950%(c)	12/29/49		935	953,398
6.125%(c)	12/29/49		320	332,800
Sr. Unsec’d. Notes
2.050%	06/07/19		1,400	1,410,660
2.500%	07/29/19		1,100	1,122,385
Commerzbank AG (Germany),
Sub. Notes, EMTN
7.750%	03/16/21	EUR	100	131,358
Cooperatieve Rabobank UA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25		250	263,819
Gtd. Notes, MTN
3.875%	02/08/22		600	656,626
Jr. Sub. Notes
6.625%(c)	12/29/49	EUR	200	236,218
Sr. Unsec’d. Notes
2.250%	01/14/19		500	508,015
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.750%	01/29/18		900	900,143
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		555	557,020
Gtd. Notes, 144A
3.450%	04/16/21		685	698,943
Deutsche Bank AG (Germany),
Sub. Notes, EMTN
4.500%	05/19/26	EUR	100	106,847
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		500	501,611
2.600%	11/13/18		490	497,353

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/29/49		200	$205,000
5.700%(c)	12/29/49		707	716,721
Sr. Unsec’d. Notes
2.000%	04/25/19		105	105,699
2.550%	10/23/19		755	771,585
2.625%	01/31/19		400	408,171
2.875%	02/25/21		875	897,438
2.900%	07/19/18		600	614,215
3.625%	01/22/23		200	211,309
5.750%	01/24/22		600	696,923
6.250%	02/01/41		600	784,544
2.350%	11/15/21		370	369,142
Sub. Notes
6.750%	10/01/37		450	572,989
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
6.850%	03/29/49		100	101,250
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	03/08/21		1,050	1,085,974
3.600%	05/25/23		500	516,398
3.900%	05/25/26		1,000	1,036,025
4.300%	03/08/26		465	498,321
Sub. Notes
5.250%	03/14/44		300	337,655
6.500%	09/15/37		150	192,138
HSH Nordbank AG (Germany),
Sub. Notes, EMTN
0.501%(c)	02/14/17	EUR	202	218,976
Ibercaja Banco SA (Spain),
Sub. Notes
5.000%(c)	07/28/25	EUR	100	104,106
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%(c)	12/29/49	EUR	400	415,642
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		650	640,900
5.300%(c)	12/29/49		574	581,893
7.900%(c)	12/29/49		300	308,250
Sr. Unsec’d. Notes
1.625%	05/15/18		1,200	1,202,502
2.250%	01/23/20		1,000	1,013,138
2.400%	06/07/21		800	809,030
2.550%	03/01/21		1,100	1,120,185
2.700%	05/18/23		800	808,253
2.950%	10/01/26		800	802,094
3.200%	01/25/23		200	208,548
3.250%	09/23/22		400	419,552
4.350%	08/15/21		400	439,216
Sub. Notes
3.375%	05/01/23(a)		500	513,718
3.875%	09/10/24		700	736,942
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
1.750%	05/14/18		1,125	1,128,324

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		779	$781,602
Sr. Unsec’d. Notes
2.800%	06/16/20(a)		995	1,020,739
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19		1,275	1,297,974
4.000%	07/23/25		365	392,506
Sr. Unsec’d. Notes, MTN
2.200%	12/07/18		275	277,878
3.125%	07/27/26		1,380	1,388,251
4.300%	01/27/45		500	535,217
4.750%	03/22/17		200	203,294
5.625%	09/23/19		400	442,984
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,374,439
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17		1,600	1,599,312
Societe Generale SA (France),
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49		200	196,000
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, BKNT
2.450%	03/30/21		1,600	1,636,093
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
1.500%	03/13/17		1,563	1,566,199
UniCredit SpA (Italy),
Sub. Notes, EMTN
4.375%(c)	01/03/27	EUR	100	111,329
5.750%(c)	10/28/25	EUR	100	117,197
6.950%	10/31/22	EUR	100	126,633
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%(c)	12/29/49		1,085	1,177,225
5.900%(c)	12/29/49		385	398,956
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,555,170
Sub. Notes, GMTN
4.900%	11/17/45		145	159,647
Sub. Notes, MTN
4.100%	06/03/26		280	297,064
4.650%	11/04/44		275	289,290
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19		1,400	1,406,299
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.600%	08/19/19		1,200	1,200,053

				62,512,991

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		770	794,560
3.300%	02/01/23		900	949,958
4.700%	02/01/36		300	344,932
4.900%	02/01/46		245	291,496

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42		200	$200,183
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19		110	109,681
3.000%	07/15/26		145	146,004
4.200%	07/15/46		175	182,340
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	629,463
3.600%	08/13/42		200	206,751
4.000%	03/05/42		300	326,073
4.450%	04/14/46		500	592,010
7.900%	11/01/18		1,500	1,701,347

				6,474,798

Biotechnology — 0.2%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	186,940
6.875%	03/01/18		696	749,223
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18		1,400	1,418,956
Concordia International Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23(a)		154	98,945
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19		800	813,174
2.550%	09/01/20(a)		890	919,283
3.050%	12/01/16		400	401,242

				4,587,763

Building Materials — 0.2%
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	09/01/24		188	192,700
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, RegS
4.625%	06/15/24	EUR	100	114,970
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21(a)		1,104	1,126,080
HeidelbergCement AG (Germany),
Gtd. Notes, EMTN
2.250%	03/30/23	EUR	75	88,623
Louisiana-Pacific Corp.,
Gtd. Notes, 144A
4.875%	09/15/24		118	118,000
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		294	310,170
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		240	255,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
Pfleiderer GmbH (Germany),
Sr. Sec’d. Notes, RegS
7.875%	08/01/19	EUR	100	$116,371
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22		1,317	1,356,510
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	02/15/21		184	193,200
5.375%	11/15/24		25	25,750
6.000%	10/15/25		590	631,300
Titan Global Finance PLC (Greece),
Gtd. Notes
3.500%	06/17/21	EUR	100	115,228
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25		278	298,155

				4,942,057

Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, RegS
3.750%	01/15/25	EUR	100	110,606
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		316	323,703
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23		401	390,975
7.000%	05/15/25		256	251,520
Huntsman International LLC,
Gtd. Notes
5.125%	11/15/22		31	32,240
INEOS Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
4.000%	05/01/23	EUR	100	112,493
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24(a)		200	196,250
Inovyn Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	05/15/21	EUR	100	116,172
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		1,000	1,073,283
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		1,092	910,455
Monitchem HoldCo 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
5.250%	06/15/21	EUR	109	122,759
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		420	425,450
2.750%	07/15/21		200	205,911
3.950%	04/15/45		150	146,592
4.400%	07/15/44		205	212,328

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		92	$93,150
5.250%	08/01/23		85	86,913
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)		1,575	1,531,687
10.375%	05/01/21		72	77,580
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		414	438,840
PSPC Escrow Corp.,
Sr. Unsec’d. Notes, RegS
6.000%	02/01/23	EUR	100	105,072
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	334,527
Solvay Finance SA (Belgium),
Gtd. Notes
5.118%(c)	12/29/49	EUR	100	119,001
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, RegS
6.375%	05/01/22	EUR	100	117,952
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		295	275,825
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.125%	10/01/21		248	263,500

				8,074,784

Coal — 0.1%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		3,014	2,772,880
8.000%	04/01/23		23	22,310
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.375%	02/01/20		216	201,960

				2,997,150

Commercial Services — 0.6%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, RegS
5.500%	07/31/43	GBP	175	223,990
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		465	447,563
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		264	231,660
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		147	144,060
Sr. Sec’d. Notes
6.375%	12/01/19		399	406,481
Sr. Sec’d. Notes, 144A
7.875%	12/01/22		168	175,980

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24(a)		340	$357,850
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22		925	927,891
5.250%	03/15/25		862	827,520
6.375%	04/01/24		40	40,800
Avis Budget Finance PLC,
Gtd. Notes, RegS
4.125%	11/15/24	EUR	100	108,977
Brand Energy & Infrastructure Services, Inc.,
Gtd. Notes, 144A
8.500%	12/01/21		466	466,000
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		200	198,304
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		301	318,307
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
5.125%	07/15/21	EUR	180	209,281
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		125	129,375
7.750%	06/01/24		19	19,523
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		238	243,382
7.375%	01/15/21		185	192,169
Gtd. Notes, 144A
5.500%	10/15/24		428	426,395
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,738	1,807,520
Loxam SAS (France),
Sec’d. Notes, RegS
3.500%	05/03/23	EUR	100	114,582
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		1,377	1,500,930
S&P Global, Inc.,
Gtd. Notes, 144A
2.950%	01/22/27		1,315	1,321,997
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21		245	259,984
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25		38	38,760
5.750%	11/15/24		394	408,775
5.875%	09/15/26		176	181,280
6.125%	06/15/23		69	72,364
7.625%	04/15/22		59	62,835
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25		900	955,658

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, RegS
6.000%	11/01/22	EUR	125	$151,302
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23		81	79,886

				13,051,381

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21		1,400	1,475,369
3.850%	08/04/46		375	383,536
4.650%	02/23/46		365	421,183
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		606	666,508
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		200	205,694
4.420%	06/15/21		175	182,896
6.020%	06/15/26		565	619,411
8.350%	07/15/46		180	215,523
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.850%	10/05/18		1,000	1,018,883
4.900%	10/15/25		1,100	1,174,037
6.350%	10/15/45		150	154,791
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23		263	281,081
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24		141	163,560
Sr. Sec’d. Notes, 144A
7.375%	04/01/23		586	644,600

				7,607,072

Cosmetics/Personal Care
Avon International Operations, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/22		140	144,550

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22		324	294,840
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23(a)		178	192,240
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20		1,147	1,191,274
Gtd. Notes, 144A
5.750%	04/15/24		882	926,100
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		618	653,535
Rexel SA (France),
Sr. Unsec’d. Notes
3.500%	06/15/23	EUR	157	180,335

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Distribution/Wholesale (cont’d.)
				$3,438,324

Diversified Financial Services — 1.1%
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23		179	187,503
5.500%	02/15/22		356	383,590
6.250%	12/01/19		30	32,850
7.625%	04/15/20		22	25,053
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22(a)		468	456,300
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		2,839	3,499,067
Sr. Unsec’d. Notes
5.125%	09/30/24(a)		327	346,620
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21(a)		1,100	1,116,874
BCD Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
9.625%	09/15/23		105	109,725
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
1.150%	11/21/16		290	290,085
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23		623	659,601
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		351	371,621
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36		450	438,750
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25		800	839,571
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A, PIK
12.000%	06/16/20		438	254,055
Double Eagle Acquisition Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/24		333	338,827
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.625%	09/15/23		461	479,124
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21		155	161,975
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, RegS
8.500%	11/01/22	GBP	100	132,012
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		300	336,709
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		905	909,525

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	08/01/22		60	$52,200
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	511,949
3.750%	12/01/25		290	313,983
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	415,710
7.375%	04/01/20		410	399,750
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	09/15/21	GBP	100	129,492
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19		985	1,001,482
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(i)
2.450%	02/05/14(d)	EUR	900	89,981
4.750%	01/16/14(d)	EUR	415	41,211
5.375%	10/17/13(d)	EUR	50	4,965
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24		1,400	1,509,283
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, RegS, PIK
8.250%	05/30/21	EUR	100	115,807
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26		1,010	1,056,836
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24		165	150,150
6.625%	07/26/21		205	206,537
7.250%	09/25/23		303	303,000
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23		173	158,727
5.625%	08/01/33		271	215,445
6.125%	03/25/24		145	135,031
Navient Solutions, Inc.,
Sr. Unsec’d. Notes
3.545%(s)	10/03/22		910	805,153
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19		131	137,714
7.250%	12/15/21		68	71,485
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		800	818,900
3.750%	08/15/21		395	415,478
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22		1,100	1,146,211
Visa, Inc.,
Sr. Unsec’d. Notes
2.200%	12/14/20		740	758,923
2.800%	12/14/22(a)		670	702,382
3.150%	12/14/25		1,160	1,225,344

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
4.300%	12/14/45		840	$970,766

				25,233,332

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		212	215,180
5.500%	03/15/24		34	35,381
7.375%	07/01/21		35	40,163
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45		135	140,118
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18		440	445,434
6.125%	04/01/36		200	265,648
6.500%	09/15/37		250	343,786
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		205	216,531
6.000%	01/15/22		50	52,375
Sr. Unsec’d. Notes
5.375%	01/15/23		499	497,129
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		200	218,753
ContourGlobal Power Holdings SA (France),
Sr. Sec’d. Notes, RegS
5.125%	06/15/21	EUR	100	116,818
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		400	403,267
4.450%	03/15/21		500	549,688
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		95	92,129
5.050%	09/15/19		500	548,149
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42		400	417,378
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		710	727,750
7.375%	11/01/22		450	444,375
7.625%	11/01/24		45	44,190
Enel SpA (Italy),
Jr. Sub. Notes
5.000%(c)	01/15/75	EUR	200	238,954
7.750%(c)	09/10/75	GBP	100	143,985
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	316,660
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	280,529
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.649%	09/01/18		340	341,343
2.700%	09/15/19		700	716,967

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		60	$60,900
6.625%	03/15/23		50	50,500
7.875%	05/15/21		210	219,450
Gtd. Notes, 144A
6.625%	01/15/27		930	911,400
7.250%	05/15/26		267	271,673
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)		145	148,987
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		100	141,016
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	424,670
3.250%	06/15/23		500	531,994
3.750%	08/15/42		400	411,337
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	1,014,766
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	104,744
4.400%	01/15/21		500	546,045
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	61,042
4.150%	09/15/21		250	267,331
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22		50	52,268
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21		100	107,711
Sierra Pacific Power Co.,
General Ref. Mortgage, 144A
2.600%	05/01/26		1,000	1,013,120
South Carolina Electric & Gas Co.,
First Mortgage
4.100%	06/15/46		300	320,159
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	108,336
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	514,523
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		320	356,974
Viridian Group FundCo II Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.500%	03/01/20	EUR	120	142,381
Westar Energy, Inc.,
First Mortgage
4.250%	12/01/45		280	311,839

				15,945,846

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electrical Components & Equipment
Belden, Inc.,
Gtd. Notes, RegS
5.500%	04/15/23	EUR	149	$175,498
Cortes NP Acquisition Corp.,
Gtd. Notes^
9.250%	10/15/24		442	442,000
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		266	203,490

				820,988

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
1.550%	09/15/17		575	575,801
2.550%	01/30/19		700	716,335
Fortive Corp.,
Gtd. Notes, 144A
1.800%	06/15/19		250	250,687
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes, RegS
5.000%	04/30/20	EUR	410	472,164
Trionista Topco GmbH (Luxembourg),
Sec’d. Notes, RegS
6.875%	04/30/21	EUR	100	117,952
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19		555	562,727
2.375%	12/17/18		250	254,415
6.550%	10/01/17		200	210,135

				3,160,216

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.875%	10/15/24		214	228,445
Engility Corp.,
Gtd. Notes, 144A
8.875%	09/01/24		198	200,475
MMC Energy, Inc.,
Gtd. Notes^(i)
2.511%	10/15/20		566	—
SBA Communications Corp.,
Sr. Unsec’d. Notes
5.625%	10/01/19		273	280,679
Sr. Unsec’d. Notes, 144A
4.875%	09/01/24		550	554,125

				1,263,724

Entertainment — 0.1%
Codere Finance 2 Luxembourg SA (Spain),
Sec’d. Notes, 144A, PIK
9.000%	06/30/21		33	33,784
Sec’d. Notes, RegS, PIK
9.000%	06/30/21		16	16,375
CPUK Finance Ltd. (United Kingdom),
Sr. Sec’d. Notes, RegS
7.000%	02/28/42	GBP	100	136,775

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Gala Electric Casinos PLC (United Kingdom),
Sec’d. Notes, RegS
11.500%	06/01/19	GBP	81	$108,156
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
8.875%	09/01/18	GBP	130	172,362
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.375%	11/01/18		160	166,800
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		200	212,000
National CineMedia LLC,
Sr. Unsec’d. Notes, 144A
5.750%	08/15/26		116	120,350
PortAventura Entertainment Barcelona BV (Spain),
Sr. Sec’d. Notes, RegS
7.250%	12/01/20	EUR	100	116,538
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		518	477,855
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		416	439,920
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		127	131,127
Vue International Bidco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
7.875%	07/15/20	GBP	108	145,303

				2,277,345

Environmental Control
Advanced Disposal Services, Inc.,
Gtd. Notes
8.250%	10/01/20		325	341,250
Befesa Zinc SAU Via Zinc Capital SA (Luxembourg),
Sr. Sec’d. Notes, RegS
8.875%	05/15/18	EUR	100	114,470
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, RegS, PIK
11.063%	12/01/18	EUR	107	120,052

				575,772

Food Service
Aramark Services, Inc.,
Gtd. Notes
5.125%	01/15/24		58	60,320
Gtd. Notes, 144A
4.750%	06/01/26		188	188,940
5.125%	01/15/24		180	187,200

				436,460

Foods — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25		350	349,125
6.625%	06/15/24		202	210,080

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
3.248%	03/07/24	EUR	200	$243,084
3.311%	01/25/23	EUR	200	248,739
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18		1,300	1,307,623
3.200%	01/25/23		627	652,387
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26		290	298,700
Hershey Co. (The),
Sr. Unsec’d. Notes
3.375%	08/15/46		700	693,678
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25		495	486,337
5.875%	07/15/24		105	104,475
7.250%	06/01/21		50	51,687
JM Smucker Co. (The),
Gtd. Notes
2.500%	03/15/20		325	332,974
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	04/01/26		425	443,325
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25		1,100	1,190,133
4.375%	06/01/46		645	682,427
5.200%	07/15/45		800	946,101
Kroger Co.(The),
Sr. Unsec’d. Notes
1.200%	10/17/16		725	724,997
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/19		300	305,156
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24		82	87,535
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		505	502,475
7.750%	03/15/24		224	250,880
8.000%	07/15/25		482	551,589
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		261	276,007
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21		141	147,345
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19		365	367,928
2.600%	10/01/20		710	730,931
3.300%	07/15/26		1,305	1,352,810
3.750%	10/01/25		1,145	1,232,072
4.500%	04/01/46		30	32,712
Tesco PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
5.000%	03/24/23	GBP	100	141,873

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24		184	$198,030
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19		385	394,777
3.950%	08/15/24		1,050	1,133,283
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		200	227,250

				16,898,525

Forest Products & Paper
Lecta SA (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/23	EUR	100	110,841

Gas — 0.1%
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		650	690,515
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22		480	483,600

				1,174,115

Healthcare-Products — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.550%	03/15/22		1,025	1,053,217
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23		547	557,940
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26		1,620	1,601,292
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
1.450%	05/15/17		115	115,190
2.675%	12/15/19		215	222,033
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		500	511,446
2.850%	05/15/20		145	149,441
3.850%	05/15/25		900	957,673
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		649	572,743
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		1,080	1,001,700
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22		516	547,605
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	08/15/22	GBP	100	126,452
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20		214	218,280

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
5.750%	08/01/22(a)	125	$123,281
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	465	480,946
3.150%	03/15/22	585	622,021
St Jude Medical, Inc.,
Sr. Unsec’d. Notes
2.000%	09/15/18	385	389,051
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	106	110,240
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19	235	237,954
3.375%	05/15/24	1,000	1,052,773
4.375%	05/15/44	500	541,603
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	126	130,410
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.300%	02/01/17	250	250,511
2.150%	12/14/18	255	257,850
3.000%	04/15/23	305	312,358
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18	370	372,473
2.700%	04/01/20	905	924,755

			13,441,238

Healthcare-Services — 0.8%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	77	76,230
6.500%	03/01/24	82	85,895
Aetna, Inc.,
Sr. Unsec’d. Notes
1.900%	06/07/19	730	736,698
3.200%	06/15/26	560	569,366
4.375%	06/15/46	500	523,573
Amsurg Corp.,
Gtd. Notes
5.625%	07/15/22	980	1,002,050
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	449	463,593
5.625%	02/15/21	470	498,200
6.125%	02/15/24	49	53,165
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19(a)	95	93,100
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	588	590,205
5.125%	07/15/24	118	120,360
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	205	203,975

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22		35	$39,637
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		1,002	1,034,565
5.875%	05/01/23		635	676,275
5.875%	02/15/26		562	599,233
Sr. Sec’d. Notes
4.500%	02/15/27		507	510,169
4.750%	05/01/23		34	35,445
5.000%	03/15/24		1,530	1,614,150
5.250%	04/15/25		327	348,664
5.250%	06/15/26		664	705,500
5.875%	03/15/22		987	1,088,167
6.500%	02/15/20		128	141,760
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		339	351,075
5.750%	09/15/25		26	27,105
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19		605	619,946
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.600%	02/01/25		250	262,610
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		364	382,655
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.125%	06/01/24		400	430,000
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23		413	426,423
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21		102	108,885
Surgical Care Affiliates, Inc.,
Gtd. Notes, 144A
6.000%	04/01/23		147	154,350
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.250%	07/01/22	EUR	125	148,564
Synlab Unsecured Bondco PLC (United Kingdom),
Sr. Unsec’d. Notes, RegS
8.250%	07/01/23	EUR	100	119,637
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.350%(c)	06/15/20		316	317,612
4.375%	10/01/21		150	149,250
4.500%	04/01/21		132	132,825
6.000%	10/01/20		354	374,355
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		1,587	1,475,910
8.125%	04/01/22		184	184,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		150	155,856

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
3.100%	03/15/26		275	$287,311
4.750%	07/15/45		300	359,756
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, RegS
6.500%	08/01/18	GBP	150	191,583
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20		178	183,785

				18,653,468

Holding Companies-Diversified
Carlson Travel Holdings, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
7.500%	08/15/19		203	200,970

Home Builders — 0.1%
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26		20	20,012
5.875%	11/15/24		55	58,850
8.375%	01/15/21		122	144,875
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23		139	150,815
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19		48	50,280
4.750%	04/01/21		210	223,650
4.750%	11/15/22		203	209,597
4.875%	12/15/23		169	173,225
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		293	307,650
6.000%	02/15/35		208	210,080
6.375%	05/15/33		510	531,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
4.375%	06/15/19		245	252,044
4.875%	07/01/21		250	256,250
5.875%	06/15/24		120	124,800

				2,713,378

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26		99	101,970
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.350%	03/01/17		475	475,280

				577,250

Household Products/Wares
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.900%	05/22/19		495	504,552
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24		126	133,875

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
6.125%	12/15/24		398	$430,966

				1,069,393

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.600%	03/29/19		225	230,049
3.850%	04/01/23		415	441,753

				671,802

Insurance — 0.7%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	941,238
3.625%	11/15/24		1,000	1,075,379
4.000%	10/15/46		75	75,745
6.450%	08/15/40		250	339,078
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		762	774,383
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		215	225,578
Aon PLC,
Gtd. Notes
2.800%	03/15/21		1,160	1,190,148
4.600%	06/14/44		300	317,461
Assicurazioni Generali SpA (Italy),
Sub. Notes, EMTN
5.000%(c)	06/08/48	EUR	100	113,284
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23		600	631,582
3.125%	03/15/26		705	740,997
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%(c)	11/29/49	EUR	100	111,472
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18		700	750,728
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	696,909
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	522,947
HUB International Ltd. (Canada),
Sec’d. Notes, 144A
9.250%	02/15/21		437	454,699
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		612	624,240
Loews Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/26		800	849,738
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		250	258,578

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
5.350%	06/01/21		100	$112,232
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	629,526
3.300%	03/14/23		140	146,743
3.500%	03/10/25		120	126,752
3.750%	03/14/26		900	972,803
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	305,079
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	937,264
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23		211	219,440
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	67,730
Radian Group, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/20		132	139,590
7.000%	03/15/21		63	70,639
Trinity Acquisition PLC,
Gtd. Notes
6.125%	08/15/43		450	513,175
XLIT Ltd. (Ireland),
Gtd. Notes
5.750%	10/01/21		300	343,399

				15,278,556

Internet — 0.3%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19		940	958,854
3.600%	11/28/24		1,300	1,361,468
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	204,290
3.250%	08/06/18		300	307,856
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	810,258
2.500%	03/09/18		800	811,314
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26		500	526,251
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22		222	238,927
5.750%	03/01/24		53	56,975
5.875%	02/15/25(a)		198	213,840
United Group BV (Netherlands),
Sr. Sec’d. Notes, RegS
7.875%	11/15/20	EUR	100	116,829
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		1,054	1,106,700
6.375%	05/15/25		1,118	1,185,080

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
			$7,898,642

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.250%	02/25/22	28	31,780
7.750%	03/01/41	600	625,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	139	140,737
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21	205	212,944
5.250%	04/15/23	285	295,687
5.500%	10/01/24	411	430,523
6.375%	08/15/22	309	325,223
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21	420	459,375
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22	99	97,886

			2,619,655

Leisure Time
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	135	137,363
5.375%	04/15/23	354	363,735

			501,098

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	282	305,265
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20	1,225	1,266,344
Hilton Domestic Operating Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	09/01/24	113	115,260
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/26	200	221,809
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	300	292,500
6.000%	03/15/23	105	113,925
6.625%	12/15/21	496	558,000
6.750%	10/01/20(a)	595	666,400
8.625%	02/01/19	84	94,710
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	1,039	1,098,867

			4,733,080

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Machinery-Construction & Mining
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		445	$388,263

Machinery-Diversified — 0.1%
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)		180	168,750
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		500	505,285
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		400	406,000
5.875%	08/15/26		188	190,115

				1,270,150

Media — 1.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26		311	323,829
Sr. Sec’d. Notes, RegS
5.250%	02/15/23	EUR	100	116,436
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		242	248,050
7.750%	05/15/22		730	779,275
Gtd. Notes, RegS
6.250%	02/15/25	EUR	167	188,285
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		980	1,013,075
5.500%	05/15/26		364	374,010
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		188	190,350
5.000%	04/01/24		181	182,131
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		258	272,835
8.000%	04/15/20(a)		165	172,837
CBS Corp.,
Gtd. Notes
2.900%	01/15/27		770	750,742
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22		180	188,100
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		344	359,050
5.500%	05/01/26		724	754,770
5.750%	02/15/26		245	259,700
5.875%	04/01/24		325	346,743
5.875%	05/01/27		1,359	1,447,335
Cengage Learning Acquistions, Inc., Escrow,
Sr. Sec’d. Notes^
2.503%	12/31/14(d)(g)		69	—
2.525%	04/15/20(g)		356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25		956	1,032,480

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	1,119	$1,116,879
6.375%	09/15/20	291	299,730
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	255	266,525
4.908%	07/23/25	2,100	2,316,415
6.484%	10/23/45	500	604,661
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,426	2,526,073
6.500%	11/15/22	406	409,045
7.625%	03/15/20	1,428	1,415,505
Comcast Corp.,
Gtd. Notes
3.400%	07/15/46	345	335,375
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	206	223,510
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	1,413	1,342,350
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	795	916,237
10.875%	10/15/25	1,191	1,393,470
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	420	408,450
5.125%	05/01/20	185	191,937
5.875%	07/15/22	32	32,887
5.875%	11/15/24	425	419,687
6.750%	06/01/21	51	55,080
Gtd. Notes, 144A
7.750%	07/01/26	883	938,187
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	226	178,823
9.000%	03/01/21	53	39,485
9.000%	09/15/22	605	440,137
10.625%	03/15/23	355	264,475
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24	119	128,520
Midcontinent Communications & Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.250%	08/01/21	400	419,000
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	400	405,773
Jr. Sub. Notes, 144A
5.250%	03/29/49	100	106,750
Nexstar Escrow Corp.,
Gtd. Notes, 144A
5.625%	08/01/24	314	314,785
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	261	269,483

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Radio One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22		100	$100,500
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		235	250,569
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		200	200,472
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		976	995,520
7.375%	05/01/26		2,542	2,598,407
Sr. Sec’d. Notes, RegS
5.625%	05/15/24	EUR	200	231,861
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23		160	160,000
5.375%	04/15/25		350	361,375
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		228	235,410
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, RegS
6.750%	08/15/24	EUR	137	169,674
Time Warner Cable, LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		400	381,704
5.000%	02/01/20		300	325,199
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		600	609,001
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)		81	82,215
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22		533	539,329
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, RegS
3.500%	01/15/27	EUR	151	167,082
4.000%	01/15/25	EUR	154	177,754
5.750%	01/15/23	EUR	154	183,041
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		186	192,510
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		628	635,850
5.125%	02/15/25		1,150	1,157,187
6.750%	09/15/22		60	63,675
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, RegS
4.000%	01/15/27	EUR	200	222,424
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25		580	587,250
Virgin Media Receivables Financing Notes I DAC (Ireland),
Sr. Unsec’d. Notes^
5.500%	09/15/24	GBP	100	129,614

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26		475	$482,125
5.500%	08/15/26		214	218,280
Sr. Sec’d. Notes, RegS
6.000%	04/15/21	GBP	382	512,538
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,091	1,131,913
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25		415	415,000

				40,296,746

Metal Fabricate/Hardware — 0.1%
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		1,092	1,117,935
6.250%	08/15/24		1,220	1,294,725
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18(a)		524	534,480

				2,947,140

Mining — 0.7%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		200	207,750
7.000%	09/30/26		200	206,750
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)		972	1,033,965
5.900%	02/01/27		27	28,890
5.950%	02/01/37		32	32,176
6.150%	08/15/20		135	148,837
6.750%	01/15/28		58	63,365
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	09/27/22		400	396,000
4.450%	09/27/20		106	107,855
Gtd. Notes, EMTN
1.500%	04/01/20	EUR	200	220,134
3.250%	04/03/23	EUR	100	111,496
3.500%	03/28/22	EUR	100	114,941
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
4.100%	05/01/23		220	237,252
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24		612	566,100
8.000%	01/15/23		1,035	1,042,763
First Quantum Minerals Ltd. (Canada),
Gtd. Notes, 144A
7.000%	02/15/21		118	105,610
7.250%	05/15/22		277	245,145
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17		535	532,325
2.375%	03/15/18		2,199	2,166,015

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
3.100%	03/15/20		525	$502,687
3.550%	03/01/22		846	769,860
3.875%	03/15/23		2,201	1,975,221
4.000%	11/14/21(a)		389	368,091
5.400%	11/14/34		169	140,270
5.450%	03/15/43		700	561,750
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		226	248,600
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		146	152,570
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45		400	397,931
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19		274	269,890
3.750%	02/01/23		623	570,824
5.200%	03/01/42		433	370,215
6.000%	08/15/40		423	390,217
6.250%	07/15/41		638	610,885
Gtd. Notes, 144A
8.500%	06/01/24(a)		521	596,545
Sr. Unsec’d. Notes
6.125%	10/01/35		78	73,320

				15,566,245

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	09/15/18		300	304,500
6.000%	10/15/22		110	99,550
6.125%	01/15/23		440	390,500
7.500%	03/15/25		773	712,126
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		563	534,850
Gtd. Notes, RegS
5.750%	07/15/22	EUR	180	188,050
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		200	267,857
Sr. Unsec’d. Notes, MTNA
6.750%	03/15/32		200	281,071
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19		1,100	1,121,675
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		75	77,085

				3,977,264

Multi-National — 0.1%
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.125%	09/05/17		1,966	1,969,983

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24		320	$341,600
6.000%	08/15/22		370	394,050

				735,650

Oil & Gas — 1.7%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23		51	51,956
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.112%	09/16/21		720	724,185
2.237%	05/10/19		500	507,983
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		672	446,880
Callon Petroleum Co.,
Gtd. Notes, 144A
6.125%	10/01/24		104	107,640
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38		300	335,605
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)		615	608,850
7.500%	09/15/20		123	127,305
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.200%	09/15/43		25	22,449
5.700%	10/15/19		59	63,332
Chesapeake Energy Corp.,
Gtd. Notes
3.930%(c)	04/15/19		692	647,020
6.500%	08/15/17		55	55,825
6.625%	08/15/20		212	199,545
6.875%	11/15/20		210	196,350
Sec’d. Notes, 144A
8.000%	12/15/22		70	70,963
Cimarex Energy Co.,
Gtd. Notes
4.375%	06/01/24		500	522,222
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22		66	68,475
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24		516	472,140
4.500%	04/15/23		345	331,200
4.900%	06/01/44		127	106,680
5.000%	09/15/22		408	406,980
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		348	363,660
7.750%	02/15/23		175	187,687
DEA Finance SA,
Sr. Unsec’d. Notes, RegS^
7.500%	10/15/22	EUR	100	112,336

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Denbury Resources, Inc.,
Gtd. Notes
5.500%	05/01/22	75	$53,813
Sec’d. Notes, 144A
9.000%	05/15/21	768	804,480
Diamondback Energy, Inc.,
Gtd. Notes
7.625%	10/01/21	552	585,120
Encana Corp. (Canada),
Sr. Unsec’d. Notes
3.900%	11/15/21	193	193,382
5.150%	11/15/41	254	227,678
6.500%	02/01/38	260	269,443
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	84	60,480
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp.,
Gtd. Notes, 144A
7.875%	07/15/21	424	440,960
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	520	538,426
4.114%	03/01/46	475	530,952
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23	125	128,125
7.750%	11/01/20	300	311,625
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20(a)	190	190,950
Hess Corp.,
Sr. Unsec’d. Notes
1.300%	06/15/17	225	224,998
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	277	265,227
5.750%	10/01/25	175	174,125
7.625%	04/15/21	60	61,650
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18	1,200	1,225,895
3.400%	12/15/20	1,100	1,143,162
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23	520	538,200
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	394	311,753
6.500%	03/15/21	708	577,905
7.000%	03/31/24	1,877	1,482,830
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22	339	163,567
Murphy Oil Corp.,
Sr. Unsec’d. Notes
6.875%	08/15/24	342	353,526
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
4.625%	03/01/21	40	32,000

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
7.200%	04/01/25		50	$39,500
Noble Holding US Corp/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
Gtd. Notes
7.500%	03/15/19		175	176,750
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21(a)		308	294,140
6.875%	03/15/22(a)		143	136,923
6.875%	01/15/23(a)		230	219,650
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26		600	633,005
3.500%	06/15/25		690	734,641
4.400%	04/15/46		695	767,210
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
6.250%	06/01/24		238	245,735
7.500%	02/15/22		810	860,625
PDC Energy, Inc.,
Gtd. Notes
7.750%	10/15/22		505	539,087
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		300	306,000
5.500%	01/21/21		100	105,750
5.500%	06/27/44		400	346,760
Gtd. Notes, MTN, 144A
4.625%	09/21/23(a)		715	716,001
5.500%	02/04/19		525	553,613
6.875%	08/04/26		1,014	1,143,285
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		380	374,300
5.375%	10/01/22(a)		651	646,117
6.875%	03/01/21		75	78,187
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	03/15/23(a)		365	356,787
5.750%	06/01/21		137	138,713
5.875%	07/01/22		713	720,130
Repsol International Finance BV (Spain),
Gtd. Notes
4.500%(c)	03/25/75	EUR	100	105,072
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		338	354,055
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		1,428	1,145,970
7.750%	06/15/21		5	4,400
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23		205	212,687
6.875%	06/30/23		990	1,029,600
8.250%	05/15/20(a)		197	209,559
Shell International Finance BV (Netherlands),
Gtd. Notes
0.900%	11/15/16		1,500	1,499,925

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
1.875%	05/10/21		800	$800,848
2.125%	05/11/20		350	355,281
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24(a)		306	287,640
5.625%	06/01/25		125	117,500
6.125%	11/15/22		22	22,000
6.750%	09/15/26		183	184,830
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22		339	307,643
5.800%	01/23/20(a)		420	418,950
6.700%	01/23/25		75	75,000
7.500%	02/01/18		48	50,280
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18		500	504,903
2.750%	11/10/21		1,035	1,079,260
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19		500	509,873
TOTAL SA (France),
Jr. Sub. Notes, EMTN
3.875%(c)	12/29/49	EUR	100	119,188
Transocean, Inc.,
Gtd. Notes
3.750%	10/15/17		228	229,140
5.050%	10/15/22		315	246,881
6.000%	03/15/18		658	661,290
7.375%	04/15/18		40	40,600
8.125%	12/15/21(a)		112	106,960
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21		1	935
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/17		60	60,450
5.250%	09/15/24		205	193,213
6.000%	01/15/22(a)		403	402,244
7.500%	08/01/20		90	95,175
8.250%	08/01/23(a)		410	440,750

				39,632,551

Oil & Gas Services
Weatherford International LLC,
Gtd. Notes
6.800%	06/15/37		35	25,200
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		119	100,555
5.950%	04/15/42		101	69,185
6.500%	08/01/36		100	71,000
7.000%	03/15/38		128	94,080
7.750%	06/15/21(a)		125	123,750

				483,770

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21(a)		825	$847,687
6.750%	01/31/21		760	784,700
7.250%	05/15/24		1,362	1,450,530
Gtd. Notes, RegS
6.750%	05/15/24	EUR	125	146,914
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		331	332,655
Sr. Sec’d. Notes, RegS
4.250%	01/15/22	EUR	130	148,983
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		376	405,140
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		158	157,621
Crown European Holdings SA,
Gtd. Notes, RegS
3.375%	05/15/25	EUR	119	136,607
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes, RegS, PIK
8.250%	12/01/22	EUR	100	121,042
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
8.250%	02/15/21(a)		635	661,987
Gtd. Notes, 144A
7.000%	07/15/24		661	708,923
Sr. Sec’d. Notes
5.750%	10/15/20		859	885,844
Sr. Sec’d. Notes, 144A
4.127%(c)	07/15/21		840	852,600
5.125%	07/15/23		513	529,673
Sealed Air Corp,
Gtd. Notes, RegS
4.500%	09/15/23	EUR	106	131,173
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		196	207,025
6.875%	07/15/33		299	320,677
SGD Group SAS (France),
Sr. Sec’d. Notes, RegS
5.625%	05/15/19	EUR	100	115,306
Verallia Packaging SASU (France),
Sr. Sec’d. Notes, RegS
5.125%	08/01/22	EUR	175	206,171

				9,151,258

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	326,232
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	899,177
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
1.150%	05/15/17		1,100	1,099,295

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	470	$481,982
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17	1,350	1,348,722
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18	350	351,187
DPx Holdings BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22	305	322,537
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	96	92,160
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	435	395,850
6.500%	02/01/25	327	288,986
Grifols Worldwide Operations Ltd. (Spain),
Gtd. Notes
5.250%	04/01/22	321	332,235
Johnson & Johnson,
Sr. Unsec’d. Notes
2.050%	03/01/23	250	255,027
3.700%	03/01/46	545	607,319
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17	500	509,520
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	135	142,896
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21	780	797,410
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.400%	05/06/44	700	826,771
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/43	700	793,143
7.200%	03/15/39	400	612,719
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	1,700	1,699,128
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.400%	07/20/18	525	523,370
1.700%	07/19/19	230	229,479
2.200%	07/21/21	445	443,322
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20(a)	1,497	1,403,438
7.000%	10/01/20	803	778,910
7.500%	07/15/21(a)	490	474,369
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20(a)	777	718,725
5.500%	03/01/23	19	16,245

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
5.625%	12/01/21	622	$555,135
5.875%	05/15/23	93	80,213
6.125%	04/15/25	169	145,551
6.750%	08/15/21	120	112,800
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	238	244,545
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	245	256,103

			18,164,501

Pipelines — 1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24	75	75,937
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26	400	442,227
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	800	807,999
4.350%	10/15/24	600	608,922
5.850%	11/15/43	100	102,652
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24	745	804,600
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.000%	12/15/20	45	45,337
6.125%	03/01/22	334	337,340
6.250%	04/01/23	45	45,563
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43	55	45,650
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	180	181,800
6.450%	11/03/36	188	182,830
6.750%	09/15/37	306	302,175
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	582	579,090
5.875%	01/15/24(a)	871	903,663
7.500%	10/15/20	257	282,057
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.000%	04/15/19	71	81,071
Enterprise Products Operating LLC,
Gtd. Notes
5.100%	02/15/45	500	537,732
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	109	106,820
5.750%	02/15/21	40	40,000
6.000%	05/15/23	85	84,363
6.750%	08/01/22	310	319,418
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.625%	09/01/41	100	99,193

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	140	$143,061
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/26	600	683,552
5.150%	10/15/43	300	331,200
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17	3,053	3,190,385
7.768%	12/15/37	216	234,360
9.625%	06/01/19	182	191,327
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	500	538,729
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	90	88,200
7.500%	09/01/23	417	467,040
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	65	68,575
6.000%	01/15/19	135	141,750
6.850%	07/15/18	45	47,363
6.875%	04/15/40	862	887,860
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	370	390,813
5.625%	04/15/23	752	802,760
5.625%	03/01/25	345	370,875
5.750%	05/15/24	1,468	1,579,935
6.250%	03/15/22	211	230,517
Sr. Sec’d. Notes, 144A
5.000%	03/15/27	358	366,950
5.875%	06/30/26	389	422,794
Sabine Pass LNG LP,
Sr. Sec’d. Notes
6.500%	11/01/20	347	359,145
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	543	547,073
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	278	268,617
5.250%	05/01/23	19	19,237
6.375%	08/01/22	283	292,905
6.875%	02/01/21	96	99,120
Gtd. Notes, 144A
5.125%	02/01/25	105	105,131
5.375%	02/01/27	60	60,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp..,
Gtd. Notes
6.750%	03/15/24	97	103,790
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	53	55,385
6.250%	10/15/22	507	541,223
6.375%	05/01/24	139	149,077

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26	720	$832,956
Transcanada Trust (Canada),
Gtd. Notes
5.875%(c)	08/15/76	260	275,080
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.650%	07/01/26	800	827,918
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	76	73,720
4.550%	06/24/24(a)	462	471,032
5.750%	06/24/44	815	839,450
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25(a)	80	79,985
5.100%	09/15/45	500	487,811

			24,683,515

Real Estate — 0.1%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17	306	307,530
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23	1,219	1,238,809
5.250%	12/01/21	447	470,326
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18	235	238,525

			2,255,190

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	600	609,075
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	720	718,530
2.800%	06/01/20	1,200	1,230,935
3.125%	01/15/27	600	597,211
3.375%	10/15/26	590	598,034
3.400%	02/15/19	325	337,689
3.450%	09/15/21	400	420,983
5.050%	09/01/20	200	221,115
5.900%	11/01/21	200	233,288
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	750	802,192
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	1,124	1,179,627
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	90	93,375
Corrections Corp. of America,
Gtd. Notes
5.000%	10/15/22	50	45,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	195	$194,842
3.700%	06/15/26	930	970,362
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	160	167,800
5.875%	01/15/26	331	355,825
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25	696	695,130
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	160	136,000
5.875%	10/15/24	255	219,300
6.000%	04/15/26	122	103,700
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.700%	01/30/18	600	640,137
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24	2,039	2,211,703
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.500%	09/01/26	343	343,000
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	100	111,947
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19	295	302,438
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17	300	312,613

			13,852,101

Retail — 1.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	606	634,785
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	500	537,783
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24	658	677,740
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.300%	01/13/17	725	725,667
2.500%	04/15/21	840	855,508
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/18	1,700	1,801,271
CVS Health Corp,
Sr. Unsec’d. Notes
2.250%	12/05/18	500	509,001

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Gtd. Notes
5.250%	03/01/20		46	$47,725
5.750%	03/01/23		1,837	1,977,071
Great Western Petroleum LLC/Great Western Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		287	287,717
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21(a)		590	599,865
5.875%	12/16/36		700	960,105
5.950%	04/01/41		300	412,551
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36		98	84,280
7.400%	04/01/37(a)		129	119,325
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24		48	50,160
5.250%	06/01/26		186	196,695
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35		751	818,590
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18		195	197,978
2.625%	01/15/22		800	827,846
3.250%	06/10/24		800	863,786
4.875%	12/09/45		515	597,694
2.750%	12/09/20		115	119,331
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21(a)		948	791,580
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21		200	220,244
4.875%	01/14/21		400	444,333
Penske Automotive Group, Inc.,
Gtd. Notes
5.375%	12/01/24		224	225,120
5.500%	05/15/26		250	249,375
5.750%	10/01/22		422	437,825
Punch Taverns Finance B Ltd. (United Kingdom),
Sr. Sec’d. Notes
5.267%	03/30/24	GBP	32	37,280
5.943%	09/30/22	GBP	116	144,087
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, 144A
6.028%(c)	10/15/27	GBP	186	204,927
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21(a)		387	408,769
9.250%	03/15/20		333	351,315
Gtd. Notes, 144A
6.125%	04/01/23		1,029	1,110,466
Sr. Unsec’d. Notes
7.700%	02/15/27		678	867,840

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22		180	$187,650
THOM Europe SAS (France),
Sr. Sec’d. Notes
7.375%	07/15/19	EUR	100	117,832
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset-Backed
5.659%	06/30/27	GBP	248	335,014
6.464%	03/30/32	GBP	100	110,196
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19		100	108,018
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		805	809,405
2.600%	06/01/21		195	199,557
2.700%	11/18/19(a)		1,100	1,133,530
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.750%	11/01/21		93	94,395
3.875%	11/01/23		35	34,475

				22,525,707

Semiconductors — 0.3%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		61	59,933
7.500%	08/15/22		99	101,599
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20		345	357,196
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20		505	522,536
3.300%	10/01/21		200	215,456
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		170	176,116
Lam Research Corp.,
Sr. Unsec’d. Notes
3.450%	06/15/23		105	107,401
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18		250	253,814
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		403	397,963
5.625%	01/15/26		97	92,877
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23		49	55,860
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26		470	473,701
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20		772	819,285
4.625%	06/15/22		415	448,200

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
4.625%	06/01/23	202	$220,937
5.750%	03/15/23	223	239,167
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22	200	209,500
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	645	646,029
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	325	332,313
5.625%	11/01/24	140	147,875
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	216,500

			6,094,258

Software — 0.7%
Activision Blizzard, Inc.,
Gtd. Notes, 144A
2.300%	09/15/21	130	130,339
3.400%	09/15/26	1,235	1,240,291
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	622	564,465
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	471,818
Ensemble S Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23	392	411,600
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	1,839	1,944,743
Sec’d. Notes, 144A
5.750%	01/15/24	2,962	3,043,455
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	41	42,230
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, PIK
7.125%	05/01/21	337	326,890
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,154	1,168,425
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	285	266,475
JDA Escrow LLC/JDA Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24	141	144,877
Microsoft Corp.,
Sr. Unsec’d. Notes
2.000%	08/08/23	1,025	1,023,630
3.450%	08/08/36	700	713,073
4.450%	11/03/45	520	591,191
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	112	114,800
6.000%	07/01/24	220	229,350

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36		900	$934,520
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24		139	148,383
Quintiles IMS, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		177	179,655
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		1,081	1,205,315
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23		773	813,583
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, RegS
7.500%	02/01/23	EUR	100	107,730

				15,816,838

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		777	810,023

Telecommunications — 1.8%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29		1,672	1,849,650
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18		1,600	1,630,125
2.450%	06/30/20		215	218,972
4.125%	02/17/26		1,200	1,296,721
4.750%	05/15/46		905	947,042
4.800%	06/15/44		135	141,712
5.150%	03/15/42		600	651,029
Sr. Unsec’d. Notes, 144A
4.500%	03/09/48		593	596,106
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	02/14/17		225	225,023
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
2.375%	01/16/24	EUR	100	115,131
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21		769	823,791
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		723	741,075
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.125%	03/01/19		1,000	1,019,561
2.450%	06/15/20		1,100	1,138,976
Columbus Cable Barbados Ltd. (Barbados),
Gtd. Notes, 144A
7.375%	03/30/21		500	530,300

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		401	$427,566
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22		250	242,500
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		369	282,174
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		985	870,149
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes, RegS
4.500%	05/31/22	EUR	100	113,994
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21		340	326,825
6.875%	01/15/25		1,061	938,985
7.125%	03/15/19		130	139,425
7.125%	01/15/23		295	275,087
7.625%	04/15/24		321	300,135
10.500%	09/15/22		160	169,600
11.000%	09/15/25		345	360,094
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes, 144A
5.250%	08/01/26		285	281,437
Sr. Unsec’d. Notes, 144A
6.625%	08/01/26		213	205,545
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		196	186,200
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		497	344,173
7.250%	10/15/20		601	465,775
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		414	426,420
5.375%	08/15/22		565	590,425
5.375%	05/01/25		242	252,285
5.625%	02/01/23		118	122,573
Gtd. Notes, 144A
5.250%	03/15/26		318	328,335
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes, RegS
3.875%	05/01/22	EUR	116	129,658
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		481	521,885
OTE PLC (Greece),
Gtd. Notes, GMTN
3.500%	07/09/20	EUR	100	113,414
Play Finance 2 SA (Poland),
Sr. Sec’d. Notes, RegS
5.250%	02/01/19	EUR	220	253,008
SoftBank Group Corp. (Japan),
Gtd. Notes
4.750%	07/30/25	EUR	153	188,640

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		1,957	$1,837,134
6.900%	05/01/19		275	283,594
8.750%	03/15/32		124	126,480
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		1,396	1,540,835
Sr. Unsec’d. Notes
6.000%	12/01/16		427	429,135
7.000%	08/15/20		220	221,100
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		1,055	1,028,625
7.250%	09/15/21		416	417,560
7.625%	02/15/25		119	117,810
7.875%	09/15/23		1,130	1,137,063
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		861	852,605
6.375%	11/15/33		169	171,957
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	85	127,377
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		200	204,474
Sr. Unsec’d. Notes, EMTN
5.875%	05/19/23	GBP	150	226,890
6.375%	06/24/19	GBP	200	287,557
Telefonica Europe BV (Spain),
Gtd. Notes
3.750%(c)	12/29/49	EUR	100	111,764
4.200%(c)	12/29/49	EUR	200	230,850
5.000%(c)	03/31/49	EUR	100	116,908
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		374	399,548
6.125%	01/15/22		73	77,563
6.375%	03/01/25		550	598,125
6.500%	01/15/24		522	564,710
6.500%	01/15/26		618	683,663
6.625%	11/15/20		80	82,200
6.633%	04/28/21		124	130,510
6.731%	04/28/22		405	425,250
6.836%	04/28/23		75	80,813
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.350%	06/09/17		800	800,982
3.000%	11/01/21		565	591,189
3.650%	09/14/18		800	834,995
4.400%	11/01/34		600	634,883
4.600%	04/01/21		400	445,072
4.750%	11/01/41		400	432,882
5.012%	08/21/54		100	110,424
5.050%	03/15/34		500	561,987
6.550%	09/15/43		950	1,284,481

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17		800	$798,024
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		600	627,000
Sec’d. Notes, RegS
7.000%	04/23/21	EUR	100	117,250
Sr. Sec’d. Notes, 144A
6.500%	04/30/20		200	209,500
Sr. Sec’d. Notes, RegS
4.000%	07/15/20	EUR	220	249,919

				40,992,209

Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21		69	71,415

Toys/Games/Hobbies
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16		50	50,048

Transportation — 0.1%
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		232	224,460
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		300	336,511
Florida East Coast Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.750%	05/01/19		405	415,125
Jack Copper Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
10.500%	03/15/19		941	244,613
Onorato Armatori SpA (Italy),
Sr. Sec’d. Notes, RegS
7.750%	02/15/23	EUR	100	108,404
Silk Bidco AS (Norway),
Sr. Sec’d. Notes, RegS
7.500%	02/01/22	EUR	100	117,250
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		598	612,950
6.500%	06/15/22(a)		619	645,308
Gtd. Notes, RegS
5.750%	06/15/21	EUR	100	114,330

				2,818,951

TOTAL CORPORATE BONDS (cost $533,572,311)				546,390,185

FOREIGN GOVERNMENT BONDS — 0.3%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		332	353,580
4.500%	01/28/26		1,800	1,984,500

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	08/12/19		1,100	$1,128,208
4.000%	01/29/21		100	109,144
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.550%	09/15/41	EUR	65	106,819
Sr. Unsec’d. Notes
2.600%	09/15/23	EUR	35	53,374
Sr. Unsec’d. Notes, 144A
1.250%	09/15/32	EUR	66	80,864
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	09/10/24	JPY	66,400	684,425
0.100%	03/10/26	JPY	35,200	364,664
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47		200	196,500
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21		475	504,925
Sr. Unsec’d. Notes, MTNA
6.750%	09/27/34		500	661,250
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	184	151,464
3.000%	09/20/30	NZD	357	311,959
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		509	581,533
Uruguay Government International Bond ( Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		400	415,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $7,277,730)				7,688,209

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		100	152,223
City of San Francisco Public Utilities Commission Water Revenue,
Revenue Bonds, BABs
6.000%	11/01/40		200	263,636
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34		150	199,835
Metropolitan Water District of Southern California,
Revenue Bonds, BABs
6.947%	07/01/40		200	236,786
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39		400	638,860

				1,491,340

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37		175	193,861

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.637%	04/01/57	95	$129,013

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	100	132,128
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	200	225,576

			357,704

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	400	627,712

New York
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	215	299,087
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	200	231,082

			530,169

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%	02/15/41	100	153,199

Oregon
Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	200	273,928

Texas
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%	12/01/44	200	290,258

TOTAL MUNICIPAL BONDS (cost $3,654,119)			4,047,184

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	145	144,539
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(c)	01/25/35	110	114,125
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	41	41,826
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1
2.124%(c)	01/25/24(x)	375	377,656
Series 2014-C03, Class 1M1
1.724%(c)	07/25/24(x)	877	878,626
Series 2014-C03, Class 2M1
1.724%(c)	07/25/24(x)	430	431,063

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-C04, Class 1M1
2.474%(c)	11/25/24(x)	415	$417,732
Series 2015-C01, Class 1M1
2.024%(c)	02/25/25(x)	440	440,996
Series 2015-C02, Class 2M1
1.724%(c)	05/25/25(x)	249	249,662
Series 2015-C03, Class 2M1
2.024%(c)	07/25/25(x)	752	754,376
Series 2015-C04, Class 1M1
2.124%(c)	04/25/28(x)	745	748,685
Series 2015-C04, Class 2M1
2.224%(c)	04/25/28(x)	1,858	1,867,078
Series 2016-C03, Class 2M1
2.724%(c)	10/25/28(x)	2,841	2,880,508
Series 2016-C04, Class 1M1
1.974%(c)	01/25/29(x)	2,888	2,905,290
Series 2016-C05, Class 2M1
1.874%(c)	01/25/29(x)	1,770	1,777,724
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1
1.974%(c)	11/25/23(x)	1,520	1,525,571
Series 2014-DN2, Class M2
2.175%(c)	04/25/24(x)	1,000	1,009,100
Series 2014-DN3, Class M2
2.924%(c)	08/25/24(x)	1,439	1,448,056
Series 2014-HQ1, Class M2
3.024%(c)	08/25/24(x)	1,200	1,219,126
Series 2014-HQ2, Class M1
1.974%(c)	09/25/24(x)	208	208,782
Series 2014-HQ3, Class M2
3.174%(c)	10/25/24(x)	1,298	1,312,718
Series 2015-DN1, Class M2
2.924%(c)	01/25/25(x)	1,824	1,840,150
Series 2015-DN1, Class M3
4.674%(c)	01/25/25(x)	1,560	1,650,511
Series 2015-DNA2, Class M1
1.674%(c)	12/25/27(x)	54	53,912
Series 2015-HQ1, Class M3
4.324%(c)	03/25/25(x)	580	613,281
Series 2015-HQA1, Class M2
3.174%(c)	03/25/28(x)	2,320	2,373,830
Series 2016-HQA1, Class M1
2.274%(c)	09/25/28(x)	2,102	2,111,510

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $29,339,183)			29,396,433

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29	780	570,494
Fannie Mae Principal Strip, Notes, MTN
3.350%(s)	03/23/28	250	189,710
Federal Farm Credit Banks
2.000%	04/04/22	447	460,722
Federal Home Loan Banks
3.375%	12/08/23	500	559,589

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	09/01/28	245	$291,038
5.375%	08/15/24	750	948,562
Federal Home Loan Mortgage Corp.
1.788%(c)	06/01/43	44	45,058
2.457%(c)	05/01/43	49	50,213
2.519%(c)	08/01/43	18	18,506
2.956%(c)	08/01/41	135	140,951
3.000%	03/01/27-05/01/33	1,755	1,847,561
3.000%	TBA	115	120,793
3.000%	TBA	8,132	8,450,261
3.500%	03/01/32-09/01/46	9,413	9,988,720
3.500%	TBA	837	883,019
4.000%	06/01/44-04/01/46	8,848	9,500,492
4.000%	TBA	150	154,635
4.500%	06/01/38-09/01/46	2,521	2,783,693
4.500%	TBA	1,000	1,023,126
4.500%	TBA	505	552,926
5.000%	01/01/37-03/01/38	402	447,280
5.000%	TBA	375	415,498
5.000%	TBA	400	410,250
5.500%	06/01/35-08/01/38	380	430,197
5.500%	TBA	1,900	2,133,521
6.000%	09/01/36	199	228,353
Federal National Mortgage Assoc.
1.000%	09/27/17	34	34,109
1.910%(c)	04/01/43-05/01/43	441	451,052
2.051%(c)	06/01/43	175	178,921
2.470%(c)	08/01/42	208	214,868
2.572%(s)	10/09/19	8,700	8,350,956
3.000%	01/01/27-08/01/33	6,004	6,313,501
3.000%	TBA	14,566	15,138,854
3.007%(c)	08/01/41	194	204,252
3.500%	11/01/30-08/01/46	21,576	22,885,829
3.500%	TBA	16,771	17,696,236
4.000%	05/01/26-08/01/46	15,429	16,592,679
4.000%	TBA	100	103,203
4.000%	TBA	3,867	4,152,609
4.500%	01/01/42-09/01/46	6,703	7,364,692
4.500%	TBA	16,654	18,238,337
5.000%	06/01/39-05/01/41	2,839	3,166,482
5.000%	TBA	400	410,250
5.000%	TBA	13,131	14,584,900
5.500%	04/01/36-08/01/37	583	662,229
5.500%	TBA	500	563,437
6.000%	03/01/34	2,169	2,523,407
6.320%	12/20/27	251	353,010
Financing Corp., Debs.
0.783%(s)	12/06/16	500	499,703
1.736%(s)	11/02/18	2,000	1,957,858
Government National Mortgage Assoc.
3.000%	TBA	400	418,857
3.500%	12/20/42-09/28/46	13,052	13,907,541
3.500%	TBA	800	850,469
3.500%	TBA	1,736	1,843,822
4.000%	12/15/40-09/20/46	4,048	4,351,091
4.000%	TBA	1,650	1,773,459
4.000%	TBA	4,205	4,505,756

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	08/15/39-09/20/43	1,943		$2,138,155
4.500%	TBA	1,000		1,104,039
4.500%	TBA	750		809,162
5.000%	10/20/39	476		531,720
5.000%	TBA	2,000		2,226,445
5.000%	TBA	1,000		1,083,223
5.500%	07/20/40	855		944,987
6.000%	09/20/38-10/20/38	416		479,470
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19	500		603,683

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $220,449,624)				222,858,421

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds
3.000%	05/15/45	350		399,055
6.250%	05/15/30	—	(r)	154
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/19-07/15/26	15,657		16,395,248
0.250%	01/15/25	1,010		1,045,249
0.375%	07/15/23-07/15/25	2,755		2,934,152
0.625%	07/15/21-02/15/43	5,538		5,977,853
0.750%	02/15/42-02/15/45	1,728		1,879,853
1.000%	02/15/46	115		129,118
1.125%	01/15/21	1,805		2,113,364
1.250%	07/15/20	760		896,106
1.375%	01/15/20-02/15/44	1,640		1,966,072
1.750%	01/15/28	1,200		1,613,511
2.000%	01/15/26(k)	790		1,125,089
2.125%	02/15/40-02/15/41	1,718		2,539,162
2.375%	01/15/25-01/15/27	2,070		3,103,873
2.500%	01/15/29	950		1,351,804
3.375%	04/15/32	45		89,531
3.625%	04/15/28	720		1,479,232
3.875%	04/15/29	900		1,898,460
U.S. Treasury Notes
1.375%	07/31/18	17,112		17,297,152
2.000%	08/15/25(k)	5,500		5,691,642
2.125%	05/15/25	1,775		1,855,707
U.S. Treasury Strip Coupon
1.960%(s)	05/15/25	3,420		2,968,365

TOTAL U.S. TREASURY OBLIGATIONS (cost $72,814,997)				74,749,752

TOTAL LONG-TERM INVESTMENTS (cost $1,836,419,021)				1,852,089,845

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 29.0%
AFFILIATED MUTUAL FUNDS — 29.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $529,283,041)(w)	529,283,041	$529,283,041

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $145,280,064)(b)(w)	145,280,064	145,280,064

TOTAL AFFILIATED MUTUAL FUNDS (cost $674,563,105)		674,563,105

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option United States Dollar vs Canadian Dollar,
expiring 11/03/16, Strike Price 1.32	Barclays Capital Group		9	89
expiring 11/03/16, Strike Price 1.42	Barclays Capital Group		9	2
Currency Option United States Dollar vs Japanese Yen,
expiring 10/20/16, Strike Price 103.00	Citigroup Global Markets		14	51
Currency Option United States Dollar vs Mexican Peso,
expiring 11/03/16, Strike Price 18.29	Barclays Capital Group		9	588
expiring 11/03/16, Strike Price 19.87	Barclays Capital Group		9	111
Interest Rate Swap Options,
Receive a fixed rate of 2.68% and pay a floating rate based on 3 Month LIBOR, expiring 01/12/21	Deutsche Bank AG		3	67,693

				68,534

Put Options
10 Year U.S. Treasury Notes Futures,
expiring 11/25/16, Strike Price $128.50			34	5,844
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $164.00			25	7,813
Currency Option British Pound vs United States Dollar,
expiring 12/23/16, Strike Price 1.26	Hong Kong & Shanghai Bank	GBP	4	3,638
Currency Option Euro vs United States Dollar,
expiring 11/03/16, Strike Price 1.02	BNP Paribas	EUR	8	—
expiring 11/03/16, Strike Price 1.09	BNP Paribas	EUR	8	10

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Currency Option Swiss Franc vs Norwegian Krone,
expiring 02/14/17, Strike Price 8.00	UBS AG	CHF	5	$38
expiring 02/17/17, Strike Price 8.20	UBS AG	CHF	5	77
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 11/11/16, Strike Price $238.32	Deutsche Bank AG		14	—
expiring 11/15/16, Strike Price $238.32	Deutsche Bank AG		6	—
Interest Rate Swap Options,
Pay a fixed rate of 2.68% and receive a floating rate based on 3 Month LIBOR, expiring 01/12/21	Deutsche Bank AG		3	19,144

				36,564

TOTAL OPTIONS PURCHASED (cost $225,557)				105,098

TOTAL SHORT-TERM INVESTMENTS (cost $674,788,662)				674,668,203

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 108.5% (cost $2,511,207,683)				2,526,758,048

Interest Rate	Maturity Date	Par Amount (000)#
SECURITIES SOLD SHORT — (1.4)%

U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA		1,060	(1,119,483)
4.000%	TBA		525	(563,134)
Federal National Mortgage Assoc.
3.000%	TBA		7,854	(8,245,963)
3.500%	TBA		1,991	(2,098,950)
4.000%	TBA		5,900	(6,329,133)
4.500%	TBA		3,875	(4,239,324)
Government National Mortgage Assoc.
3.000%	TBA		9,975	(10,449,592)

TOTAL SECURITIES SOLD SHORT (proceeds received $32,964,487)				(33,045,579)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Currency Option British Pound vs United States Dollar,
expiring 12/23/16, Strike Price 1.35	Hong Kong & Shanghai Bank	GBP	4	(2,815)
Currency Option United States Dollar vs Canadian Dollar,
expiring 11/03/16, Strike Price 1.37	Barclays Capital Group		19	(27)
Currency Option United States Dollar vs Japanese Yen,
expiring 10/20/16, Strike Price 104.50	Citigroup Global Markets		14	(16)
Currency Option United States Dollar vs Mexican Peso,
expiring 11/03/16, Strike Price 19.00	Barclays Capital Group		19	(630)
Interest Rate Swap Options,
Pay a fixed rate of 0.90% and receive a floating rate based on 3 Month LIBOR, expiring 06/07/18	Deutsche Bank AG		27	(10,585)

				(14,073)

Put Options
Currency Option Euro vs United States Dollar,
expiring 11/03/16, Strike Price 1.06	BNP Paribas	EUR	17	(3)
Interest Rate Swap Options,
Receive a fixed rate of 2.10% and pay a floating rate based on 3 Month LIBOR, expiring 01/12/17	Deutsche Bank AG		21	(322)
Receive a fixed rate of 1.90% and pay a floating rate based on 3 Month LIBOR, expiring 06/07/18	Deutsche Bank AG		27	(5,711)

				(6,036)

TOTAL OPTIONS WRITTEN (premiums received $119,867)				(20,109)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 107.1% (cost $2,478,123,329)				2,493,692,360
Liabilities in excess of other assets(z) — (7.1)%				(164,970,852)

NET ASSETS — 100.0%				$2,328,721,508

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,529,859 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,796,617; cash collateral of $144,515,598 (including in liabilities) was received with which the portfolio purchased highly liquid short-term investments. In addition, as of September 30, 2016, $696,000 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(d)	Post maturity date.
(f)	Indicates a restricted security; the original cost of such security is $3,912,075. The value of $4,445,283 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
20	90 Day Euro Dollar	Dec. 2017	$ 4,951,750	$ 4,946,750	$ (5,000)
28	90 Day Euro Dollar	Sep. 2018	6,921,250	6,919,500	(1,750)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
4,783	3 Year Australian Treasury Bonds	Dec. 2016	$ 1,135,757,960	$ 1,136,392,172	$634,212
467	5 Year U.S. Treasury Notes	Dec. 2016	56,676,297	56,747,796	71,499
630	10 Year U.S. Treasury Notes	Dec. 2016	82,610,119	82,608,750	(1,369)
38	20 Year U.S. Treasury Bonds	Dec. 2016	6,425,918	6,389,938	(35,980)
96	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	17,886,924	17,652,000	(234,924)
1,162	British Pound Currency	Dec. 2016	95,908,544	94,390,713	(1,517,831)
20	Canadian Dollar Currency	Dec. 2016	1,518,800	1,525,700	6,900
142	Euro Currency	Dec. 2016	19,955,434	20,016,675	61,241
66	Euro STOXX 50 Index	Dec. 2016	2,223,817	2,219,796	(4,021)
294	FTSE 100 Index	Dec. 2016	25,363,218	26,131,598	768,380
1,454	Mini MSCI Emerging Markets Index	Dec. 2016	67,592,823	66,338,750	(1,254,073)
618	NASDAQ 100 E-Mini Index	Dec. 2016	57,694,008	60,196,290	2,502,282
104	Nikkei 225 Index	Dec. 2016	17,209,408	16,870,963	(338,445)
34	S&P 500 E-Mini Index	Dec. 2016	3,630,088	3,672,680	42,592
149	S&P/TSX 60 Index	Dec. 2016	19,389,364	19,425,252	35,888

					729,601

Short Positions:
20	90 Day Euro Dollar	Dec. 2018	4,945,514	4,940,250	5,264
69	2 Year U.S. Treasury Notes	Dec. 2016	15,070,095	15,074,344	(4,249)
2	5 Year Euro-Bobl	Dec. 2016	296,476	296,768	(292)
2,263	5 Year U.S. Treasury Notes	Dec. 2016	274,600,906	274,989,859	(388,953)
3	10 Year Euro-Bund	Dec. 2016	555,297	558,420	(3,123)
1	10 Year Japanese Bonds	Dec. 2016	1,496,622	1,502,293	(5,671)
89	10 Year U.S. Ultra Treasury Bonds	Dec. 2016	12,831,381	12,829,907	1,474
1,332	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	248,557,130	244,921,500	3,635,630
482	ASX SPI 200 Index	Dec. 2016	47,920,006	49,948,951	(2,028,945)
895	Australian Dollar Currency	Dec. 2016	66,538,775	68,458,550	(1,919,775)
3	Euro-BTP Italian Government Bond	Dec. 2016	483,268	482,223	1,045
370	Japanese Yen Currency	Dec. 2016	45,640,467	45,743,563	(103,096)
23	Russell 2000 Mini Index	Dec. 2016	2,783,000	2,871,090	(88,090)
126	S&P 500 E-Mini Index	Dec. 2016	13,373,180	13,610,520	(237,340)

					(1,136,121)

					$(406,520)

Cash of $27,904,192 and U.S. Treasury Obligation with a market value of $1,077,003 have been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/05/16	Westpac Banking Corp.	GBP	200	$ 260,310	$ 259,255	$ (1,055)
Euro,
Expiring 10/05/16	BNP Paribas	EUR	485	546,480	544,958	(1,522)
Expiring 10/05/16	Deutsche Bank AG	EUR	15	16,861	16,855	(6)

				$ 823,651	$ 821,068	(2,583)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/05/16	Royal Bank of Scotland Group PLC	GBP	2,710	$3,553,897	$3,512,922	$40,975
Expiring 10/05/16	Royal Bank of Scotland Group PLC	GBP	234	302,917	302,766	151

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/05/16	Royal Bank of Scotland Group PLC	GBP	3	$3,934	$3,889	$45
Expiring 11/03/16	Nomura Securities Co.	GBP	2,942	3,817,893	3,815,948	1,945
Expiring 11/03/16	Nomura Securities Co.	GBP	3	3,893	3,891	2
Canadian Dollar,
Expiring 10/05/16	Westpac Banking Corp.	CAD	3,824	2,915,041	2,914,858	183
Expiring 11/03/16	JPMorgan Chase	CAD	3,824	2,913,439	2,915,504	(2,065)
Euro,
Expiring 10/05/16	Barclays Capital Group	EUR	101	113,071	113,486	(415)
Expiring 10/05/16	Barclays Capital Group	EUR	99	111,296	111,239	57
Expiring 10/05/16	Barclays Capital Group	EUR	93	103,841	104,497	(656)
Expiring 10/05/16	BNP Paribas	EUR	5	5,627	5,618	9
Expiring 10/05/16	Credit Suisse First Boston Corp.	EUR	141	158,270	158,431	(161)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	EUR	13,121	14,636,949	14,743,069	(106,120)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	EUR	690	769,720	775,301	(5,581)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	EUR	197	220,368	221,354	(986)
Expiring 11/03/16	Royal Bank of Scotland Group PLC	EUR	13,439	15,085,279	15,121,071	(35,792)
Expiring 11/03/16	Royal Bank of Scotland Group PLC	EUR	197	221,133	221,658	(525)
Japanese Yen,
Expiring 10/05/16	Barclays Capital Group	JPY	49,813	483,014	491,333	(8,319)
Expiring 10/05/16	Citigroup Global Markets	JPY	210	2,068	2,071	(3)
Expiring 10/05/16	Citigroup Global Markets	JPY	10	99	98	1
Expiring 10/05/16	Commonwealth Bank of Australia	JPY	300	2,955	2,960	(5)
Expiring 10/05/16	Northern Trust Bank FSB	JPY	163	1,620	1,608	12
Expiring 10/05/16	Royal Bank of Scotland Group PLC	JPY	6,044	58,574	59,615	(1,041)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	JPY	220	2,189	2,170	19
Expiring 10/05/16	UBS AG	JPY	49,813	485,880	491,333	(5,453)
Expiring 11/04/16	Bank of America	JPY	160	1,582	1,580	2
Expiring 11/04/16	Barclays Capital Group	JPY	53,182	523,606	525,222	(1,616)
Expiring 11/04/16	UBS AG	JPY	53,182	525,932	525,222	710
New Zealand Dollar,
Expiring 10/05/16	Commonwealth Equity Services	NZD	497	359,523	361,814	(2,291)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	NZD	127	94,584	92,456	2,128
Expiring 11/03/16	UBS AG	NZD	621	450,678	451,533	(855)

				$47,928,872	$48,054,517	(125,645)

						$(128,228)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,940	09/30/18	1.019%	3 Month LIBOR(2)	$—	$—	$—
1,700	02/28/21	1.130%	3 Month LIBOR(1)	—	3,018	3,018
530	02/28/21	0.780%	1 Day USOIS(1)	—	304	304
710	08/15/23	1.311%	3 Month LIBOR(1)	—	—	—
291	02/15/36	1.716%	3 Month LIBOR(1)	—	—	—

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
139	08/19/46	1.804%	3 Month LIBOR(1)	$—	$831	$831
200	08/31/46	1.728%	3 Month LIBOR(1)	—	4,868	4,868

				$—	$9,021	$9,021

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio receives the fixed rate and pays the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CME.CDX	12/20/21	5.000%	14,310	$503,886	$652,880	$148,994

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CNH Industrial NV	06/20/21	5.000%	EUR	102	2.432%	$13,424	$10,558	$2,866	Goldman Sachs & Co.
Standard North American	09/20/17	8.000%		300	0.285%	23,454	—	23,454	Deutsche Bank AG

						$36,878	$10,558	$26,320

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indicies – Buy Protection(2):
CDX.NA.IG.27.V1	12/20/21	1.000%	149,208	$(1,403,898)	$(1,919,236)	$(515,338)
iTraxx.XO.26	12/20/21	5.000%	EUR 250	(21,329)	(22,589)	(1,260)

				$(1,425,227)	$(1,941,825)	$(516,598)

Cash of $2,501,377 has been segregated with Barclays Capital Group and Goldman Sachs & Co. to cover requirement for open centrally cleared interest rate and credit default swap contracts as of September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	03/01/17	691	Pay fixed payments on the BCOM Index and receive variable payments based on 3 Month LIBOR	$4,549,115	$—	$4,549,115
Deutsche Bank AG	06/22/17	118	Pay fixed payments on the RMS G Index and receive variable payments based on the 3 Month LIBOR +23 bps	(4,085,433)	—	(4,085,433)

				$463,682	$—	$463,682

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Exchange Traded Funds	$ 82,564,758	$ —	$ —
Common Stocks	361,605,523	273,929,577	167,936
Exchange Traded Funds	87,333,292	—	—
Preferred Stocks	2,244,570	5,468,935	2,744,523
Rights	—	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	9,634,016	2,982,277
Non-Residential Mortgage-Backed Securities	—	56,549,759	—
Residential Mortgage-Backed Securities	—	3,504,971	—
Bank Loans	—	25,984,011	2,687,498
Commercial Mortgage-Backed Securities	—	46,940,019	—
Convertible Bonds	—	2,617,996	—
Corporate Bonds	—	545,442,560	947,625
Foreign Government Bonds	—	7,688,209	—
Municipal Bonds	—	4,047,184	—
Residential Mortgage-Backed Securities	—	29,396,433	—
U.S. Government Agency Obligations	—	222,858,421	—
U.S. Treasury Obligations	—	74,749,752	—
Affiliated Mutual Funds	674,563,105	—	—
Options Purchased	13,657	91,441	—
U.S. Government Agency Obligations - Short	—	(33,045,579)	—
Options Written	—	(20,109)	—

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$ (406,520)	$ —	$ —
OTC Forward Foreign Currency Exchange Contracts	—	(128,228)	—
Centrally Cleared Interest Rate Swap Agreements	—	9,021	—
OTC Credit Default Swap Agreements	—	36,878	—
Centrally Cleared Credit Default Swap Agreement	—	(367,604)	—
OTC Total Return Swap Agreement	—	463,682	—

Total	$1,207,918,385	$1,275,851,345	$9,529,859

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$(330,726)
Equity contracts	(601,772)
Foreign exchange contracts	(3,599,676)
Interest rate contracts	4,224,392

Total	$(307,782)

AST BLACKROCK iSHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
EXCHANGE TRADED FUNDS
iShares 1-3 Year Credit Bond ETF	27,032	$ 2,858,904
iShares Core S&P 500 ETF(a)	380,246	82,726,320
iShares Core U.S. Aggregate Bond ETF	1,440,859	161,981,369
iShares iBoxx $ High Yield Corporate Bond ETF(a)	133,936	11,687,255
iShares iBoxx $ Investment Grade Corporate Bond ETF	204,787	25,225,663
iShares Intermediate Credit Bond ETF	107,360	11,954,536
iShares MSCI EAFE ETF	981,734	58,049,931
iShares Russell 2000 ETF(a)	155,502	19,314,903

TOTAL EXCHANGE TRADED FUNDS (cost $364,214,331)		373,798,881

SHORT-TERM INVESTMENTS — 14.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,035,057)(w)	13,035,057	13,035,057
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $44,625,911)(b)(w)	44,625,911	44,625,911

TOTAL SHORT-TERM INVESTMENTS (cost $57,660,968)		57,660,968

Value
TOTAL INVESTMENTS — 110.5% (cost $421,875,299)	$431,459,849
Liabilities in excess of other assets(z) — (10.5)%	(41,050,912)

NET ASSETS — 100.0%	$390,408,937

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,665,236; cash collateral of $44,591,850 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
759	3 Year Australian Treasury Bonds	Dec. 2016	$180,230,042	$180,330,683	$100,641
115	British Pound Currency	Dec. 2016	9,491,810	9,341,594	(150,216)
39	Euro Currency	Dec. 2016	5,480,718	5,497,538	16,820
129	S&P 500 E-Mini Index	Dec. 2016	13,688,042	13,934,580	246,538

					213,783

Short Positions:
359	5 Year U.S. Treasury Notes	Dec. 2016	43,562,406	43,624,109	(61,703)
200	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	37,320,313	36,775,000	545,313
50	Australian Dollar Currency	Dec. 2016	3,717,250	3,824,500	(107,250)
106	Japanese Yen Currency	Dec. 2016	13,062,620	13,104,913	(42,293)

					334,067

					$547,850

Cash of $2,917,239 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST BLACKROCK iSHARES ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$373,798,881	$—	$—
Affiliated Mutual Funds	57,660,968	—	—

Other Financial Instruments*
Futures Contracts	547,850	—	—

Total	$432,007,699	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$246,538
Foreign exchange contracts	(282,939)
Interest rate contracts	584,251

Total	$547,850

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.5%

ASSET-BACKED SECURITIES — 20.6%

Collateralized Loan Obligations — 5.1%
ACAS CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2BR, 144A	2.881%	(c)	10/25/25	1,750	$1,742,227
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 144A	2.200%	(c)	09/15/26	1,150	1,149,997
Ares XXIII CLO Ltd. (Cayman Islands), Series 2012-1A, Class BR1, 144A	2.888%	(c)	04/19/23	5,225	5,259,565
Atrium V, Series 5A, Class A4, 144A	1.201%	(c)	07/20/20	1,400	1,376,810
Atrium VII (Cayman Islands), Series 7A, Class BR, 144A	2.568%	(c)	11/16/22	1,735	1,728,418
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.880%	(c)	07/15/24	2,350	2,335,818
BlueMountain CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	2.016%	(c)	07/20/23	1,850	1,848,533
Cent CLO (Cayman Islands), Series 2012-16A, Class A2R, 144A	3.006%	(c)	08/01/24	3,500	3,509,959
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1, 144A	2.679%	(c)	11/27/24	2,000	2,006,003
Flatiron CLO Ltd. (Cayman Islands), Series 2011-1A, Class A, 144A	2.230%	(c)	01/15/23	4,192	4,200,919
GoldenTree Loan Opportunities VII Ltd. (Cayman Islands), Series 2013-7A, Class A, 144A	1.864%	(c)	04/25/25	300	298,067
Octagon Investment Partners XIV Ltd. (Cayman Islands), Series 2012-1A, Class A1, 144A	2.080%	(c)	01/15/24	2,000	1,999,585
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class A, 144A	2.231%	(c)	11/20/23	5,400	5,402,334
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730%	(c)	04/15/25	1,500	1,482,931

					34,341,166

Non-Residential Mortgage-Backed Securities — 15.4%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3	1.460%		05/08/21	3,090	3,093,813
CarMax Auto Owner Trust, Series 2016-2, Class A3	1.520%		02/16/21	2,850	2,867,923
Chase Issuance Trust, Series 2016-A2, Class A	1.370%		06/15/21	6,500	6,519,019
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%		03/15/28	5,920	5,940,201
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%		06/15/28	4,630	4,647,357
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	2,300	2,317,469
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	6,380	6,414,043
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,300	3,329,679
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	3,650	3,654,294
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%		02/22/22	1,710	1,713,170
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	3,410	3,424,808
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	1.810%		03/15/21	490	493,567
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,357,545

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 144A	1.224%	(c)	05/17/21	3,250	$3,267,583
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.724%	(c)	12/15/28	900	907,646
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,946,009
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%		06/15/21	3,380	3,368,787
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3	1.560%		05/15/20	1,530	1,524,091
SLC Student Loan Trust, Series 2006-2, Class A5	0.950%	(c)	09/15/26	2,266	2,214,502
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3	1.250%	(c)	06/15/33	6,151	5,807,908
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2	1.030%	(c)	03/15/23	184	183,597
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%		01/17/45	740	765,908
SLM Private Education Loan Trust, Series 2012-B, Class A2, 144A	3.480%		10/15/30	690	703,826
SLM Student Loan Trust, Series 2005-3, Class A5	0.804%	(c)	10/25/24	1,710	1,689,332
SMB Private Education Loan Trust, Series 2015-A, Class A1, 144A	1.124%	(c)	07/17/23	3,801	3,806,042
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,430	1,457,306
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	3,418	3,468,841
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	500	504,723
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 144A^	1.530%		04/25/33	1,390	1,389,929
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A^	2.340%		04/25/33	450	449,936
Synchrony Credit Card Master Note Trust, Series 2016-2, Class A	2.210%		05/15/24	9,485	9,672,445
Synchrony Credit Card Master Note Trust, Series 2016-3, Class A	1.580%		09/15/22	3,910	3,918,188
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%		05/20/25	520	521,613
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,539,485
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	3,380	3,402,999

					104,283,584

Residential Mortgage-Backed Securities — 0.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	1.225%	(c)	07/25/32	3	2,282
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	1.265%	(c)	08/25/32	98	88,164
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	0.644%	(c)	07/25/37	683	419,206

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	0.885%	(c)	11/25/34	115	$100,534

					610,186

TOTAL ASSET-BACKED SECURITIES (cost $138,740,816)					139,234,936

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.2%
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 144A	1.744%	(c)	01/15/28	4,600	4,604,069
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.392%	(c)	02/10/51	2,279	2,360,974
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,738,097
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,375,729
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	6,800	6,805,802
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.924%	(c)	12/15/27	1,760	1,761,846
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class A, 144A	2.224%	(c)	07/15/30	3,250	3,243,627
Citigroup Commercial Mortgage Trust, Series 2010-RR3, Class MLSR, 144A	5.810%	(c)	06/14/50	1,129	1,138,293
COMM Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	3,000	3,234,205
COMM Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,320,865
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	4,600	4,842,489
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM	5.343%		12/15/39	3,000	3,000,681
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.976%	(c)	01/15/49	1,798	215,476
DBUBS Mortgage Trust, Series 2011-LC2A, Class A3FL, 144A	1.869%	(c)	07/12/44	4,262	4,286,618
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,571,485
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	9,188	9,272,074
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.118%	(c)	01/25/26	6,386	453,609
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,263,140
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,834,327
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,360,810
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3	5.569%		12/15/44	2,162	2,215,679
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	3,680	3,784,434
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class A, 144A	1.678%	(c)	08/14/31	4,079	4,056,698
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5FL, 144A	0.740%	(c)	04/15/47	4,600	4,554,441
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,770	3,861,054

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class A, 144A	1.554%	(c)	02/15/27	6,500	$6,499,997
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	8,327,395
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	1,000	1,032,801

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $96,259,397)					96,016,715

CORPORATE OBLIGATIONS — 28.0%

Airlines — 0.7%
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%		07/15/18	117	119,639
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%		04/22/20	2,813	3,150,023
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%		04/01/21	1,192	1,319,957

					4,589,619

Auto Manufacturers — 2.8%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%		12/06/17	1,200	1,201,128
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.897%		08/12/19	345	344,502
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	7,200	7,258,450
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	900	905,074
General Motors Financial Co., Inc., Gtd. Notes	3.000%		09/25/17	2,900	2,937,036
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19	1,110	1,131,454
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	1,600	1,628,285
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.400%		10/30/18	750	760,418
Nissan Motor Acceptance Corp. (Japan), Sr. Unsec’d. Notes, 144A	2.000%		03/08/19	1,220	1,231,163
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%		05/22/18	1,881	1,875,013

					19,272,523

Banks — 8.7%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.125%		05/25/18	2,104	2,107,156
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	3,700	3,924,838
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	2,400	2,446,841
Bank of America Corp., Sr. Unsec’d. Notes	2.650%		04/01/19	5,885	6,013,652
Bank of Nova Scotia (The) (Canada), Covered Bonds	1.875%		04/26/21	4,715	4,747,486
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	4,000	4,189,976
Capital One NA, Sr. Unsec’d. Notes	2.350%		08/17/18	3,200	3,238,944
Citigroup, Inc., Sr. Unsec’d. Notes	2.255%	(c)	09/01/23	1,710	1,718,184
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.550%		05/13/21	250	254,450
Citizens Bank NA, Sr. Unsec’d. Notes, BKNT	2.300%		12/03/18	1,160	1,173,403
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	5.500%		06/26/17	500	512,480
Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	1.625%		09/27/19	1,170	1,169,334
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20	1,100	1,126,759
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	2,976	3,046,507
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	1,000	1,055,036

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Banks (cont’d.)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	965	$961,716
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	2.295%		08/15/21	440	440,957
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.400%		06/07/21	3,995	4,040,096
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	200	222,800
KFW (Germany), Gov’t. Gtd. Notes	1.875%		06/30/20	2,860	2,919,931
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.375%		07/23/19	5,079	5,167,309
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.500%		04/21/21	420	425,251
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	1.125%		04/26/19	6,010	6,004,867
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	400	399,837
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	400	399,256
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	1.600%		08/19/19	1,185	1,185,052

					58,892,118

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	2,385	2,461,072

Chemicals — 0.1%
Air Liquide Finance SA (France), Gtd. Notes, 144A	1.750%		09/27/21	515	513,426

Computers — 0.6%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	4,299	4,380,178

Diversified Financial Services — 3.8%
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		09/04/18	3,110	3,138,257
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17	2,100	2,103,937
Ally Financial, Inc., Gtd. Notes	5.500%		02/15/17	2,100	2,126,250
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	3,400	3,463,750
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24	771	806,916
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%		03/15/19	1,500	1,507,500
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes, MTN	0.875%		08/15/19	7,780	7,739,995
Lehman Brothers Holdings, Inc., MTN(d)	3.011	(s)	12/23/10	4,200	317,100
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17	4,400	4,408,840
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	349,064

					25,961,609

Electric — 0.4%
Emera US Finance LP (Canada), Gtd. Notes, 144A	2.150%		06/15/19	660	667,219
Southern Co. (The), Sr. Unsec’d. Notes	1.850%		07/01/19	1,845	1,859,509

					2,526,728

Foods — 0.2%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20	1,100	1,164,354

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Healthcare-Products — 0.4%
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18		2,140	$2,162,515
Stryker Corp., Sr. Unsec’d. Notes	2.000%		03/08/19		790	799,932

						2,962,447

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%		06/07/19		575	580,276
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes	6.875%		07/15/17		4,500	4,668,750
HCA, Inc., Sr. Sec’d. Notes	3.750%		03/15/19		1,000	1,033,750

						6,282,776

Home Builders — 0.2%
Lennar Corp., Gtd. Notes	4.500%		06/15/19		1,500	1,571,250

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%		03/01/21		2,505	2,628,243
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%		09/10/19		2,000	2,030,730
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18		3,278	3,339,531

						7,998,504

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%		10/15/20		620	670,208

Machinery-Diversified — 0.3%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17		2,198	2,335,375

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	3.579%		07/23/20		2,165	2,262,854
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17		2,200	2,238,500
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%		09/16/19		2,515	2,557,212
Viacom, Inc., Sr. Unsec’d. Notes	2.750%		12/15/19		147	149,317

						7,207,883

Oil & Gas — 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%		03/15/21		140	150,293
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521%		01/15/20		315	323,532
ConocoPhillips, Gtd. Notes	6.000%		01/15/20		535	603,301
Petrobras Global Finance BV (Brazil), Gtd. Notes, EMTN	6.250%		12/14/26	GBP	138	166,034
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.820%	(c)	01/15/19		108	105,840
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.000%		01/15/19		178	174,440
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%		01/27/21		468	462,852
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%		01/20/20		231	238,046
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		260	284,050
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%		07/18/18		664	679,272
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	4.625%		09/21/23		121	121,169
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%		01/15/21		91	94,628
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		03/25/20		820	894,999
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.500%		03/23/21		68	75,888

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE OBLIGATIONS (Continued)

Oil & Gas (cont’d.)
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	04/04/24	193	$214,925

				4,589,269

Pharmaceuticals — 1.9%
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19	900	920,368
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	600	602,070
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	4,200	4,424,372
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	1,250	1,254,289
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	2,290	2,288,825
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,720	1,722,165
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	1,370	1,366,900

				12,578,989

Pipelines — 0.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.150%	10/01/20	360	376,533
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	580	580,211
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	350	392,939
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	330	337,214
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/18	500	543,672

				2,230,569

Real Estate Investment Trusts (REITs) — 0.7%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	4,400	4,426,435

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	2.125%	06/01/21	1,735	1,752,610
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19	2,200	2,255,724
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.600%	06/01/21	360	368,413

				4,376,747

Semiconductors — 0.2%
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	447	457,454
NVIDIA Corp., Sr. Unsec’d. Notes	2.200%	09/16/21	725	727,208

				1,184,662

Software — 0.5%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	3,060	3,067,763

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20	1,060	1,079,584
Frontier Communications Corp., Sr. Unsec’d. Notes	8.875%	09/15/20	600	647,250
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,175	2,400,656
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	1,005	1,102,855

				5,230,345

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18	1,000	1,019,354

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Trucking & Leasing (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20		1,561	$1,605,081

						2,624,435

TOTAL CORPORATE OBLIGATIONS (cost $186,993,807)						189,099,284

FOREIGN GOVERNMENT BONDS — 1.8%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.250%		04/22/19		1,116	1,183,518
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	353	443,533
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	181	224,299
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	100	114,414
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%		01/22/21		150	160,125
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		165	193,875
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750%		06/25/19	EUR	1,210	1,462,972
Export Development Canada (Canada), Sr. Unsec’d. Notes, 144A	0.875%		08/27/18		2,195	2,191,073
Mexican Udibonos (Mexico), Sr. Unsec’d. Notes	3.500%		12/14/17	MXN	344	98,759
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20		3,335	3,390,628
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19		783	798,380
Turkey Government Bond (Turkey), Unsec’d. Notes	8.500%		07/10/19	TRY	530	175,788
Turkey Government Bond (Turkey), Unsec’d. Notes	10.500%		01/15/20	TRY	796	278,375
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		125	133,125
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		480	507,365
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		03/11/19		225	243,788
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.500%		11/07/19		500	556,100

TOTAL FOREIGN GOVERNMENT BONDS (cost $12,087,076)						12,156,117

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.9%
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.826%	(c)	04/25/22		566	547,143
Banc of America Funding Trust, Series 2004-A, Class 1A3	3.039%	(c)	09/20/34		147	145,282
Banc of America Funding Trust, Series 2005-D, Class A1	2.997%	(c)	05/25/35		215	219,184
Banc of America Mortgage Trust, Series 2005-6, Class 1A1	5.500%		07/25/35		316	312,877
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37		803	723,707
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	2.797%	(c)	04/25/33		46	46,146
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	2.951%	(c)	01/25/34		194	195,660

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.156%	(c)	02/25/34	210	$204,023
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.153%	(c)	11/25/34	2,612	2,133,700
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	2.580%	(c)	08/25/35	205	205,968
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	2.801%	(c)	01/25/36	1,953	1,602,954
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	2.430%	(c)	09/25/35	347	355,563
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	2.410%	(c)	09/25/35	81	78,368
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	42	42,808
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	5.306%	(c)	01/25/34	207	204,530
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	1.205%	(c)	02/25/35	521	457,034
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	499	503,393
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	0.815%	(c)	04/25/35	615	528,213
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.430%	(c)	04/25/35	759	612,668
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	0.865%	(c)	06/25/35	900	796,221
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	2.561%	(c)	06/25/33	536	523,343
Fannie Mae REMICS, Series 1988-22, Class A	1.943%	(c)	08/25/18	1	648
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	15	16,732
Fannie Mae REMICS, Series 2004-11, Class A	0.645%	(c)	03/25/34	177	175,466
Fannie Mae REMICS, Series 2006-5, Class 3A2	2.742%	(c)	05/25/35	157	165,673
Fannie Mae REMICS, Series 2007-114, Class A6	0.725%	(c)	10/27/37	2,274	2,269,799
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	1,061	1,264,218
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	700	839,041
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.889%	(c)	07/25/44	811	834,223
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.689%	(c)	10/25/44	2,895	2,954,268
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.565%	(c)	12/25/36	1,200	1,192,884
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	2,173	2,308,751
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	2,939	3,096,656
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1(x)	1.725%	(c)	11/25/28	1,879	1,884,347
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	3.441%	(c)	06/25/34	138	139,451
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	3.495%	(c)	06/25/34	474	462,596
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	0.985%	(c)	06/25/45	339	295,321
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	2.680%	(c)	06/25/34	50	47,267
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	3.136%	(c)	11/25/35	464	419,998

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.422%	(c)	08/19/34	799	$767,918
HomeBanc Mortgage Trust, Series 2005-4, Class A1	0.795%	(c)	10/25/35	442	406,673
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	2.869%	(c)	11/25/33	291	296,403
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	3.119%	(c)	07/25/35	344	342,974
JPMorgan Mortgage Trust, Series 2016-2, Class A1, 144A	2.690%		06/25/46	3,120	3,173,971
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.523%	(c)	10/25/35	534	505,103
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(c)	04/25/57	4,046	4,068,796
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A	0.889%	(c)	11/06/17	2,315	2,315,677
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250%	(c)	09/25/56	694	714,041
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	105	104,710
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.781%	(c)	07/19/35	481	429,151
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250%	(c)	08/25/55	2,586	2,584,762
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A	0.755%	(c)	04/25/45	819	768,714
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A	1.507%	(c)	08/25/46	568	484,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	2.810%	(c)	12/25/33	72	72,567
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	2.763%	(c)	02/25/35	447	440,557

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $47,221,129)					46,282,991

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.4%
Federal Home Loan Mortgage Corp.	1.000%		04/27/18	8,745	8,742,044
Federal Home Loan Mortgage Corp.	1.050%		04/26/18-04/27/18	17,330	17,326,015
Federal Home Loan Mortgage Corp.	1.290%		05/03/19	12,000	12,003,744
Federal Home Loan Mortgage Corp.	1.300%		04/29/19	3,000	3,000,690
Federal Home Loan Mortgage Corp.	2.574%	(c)	01/01/34	34	35,979
Federal Home Loan Mortgage Corp.	2.710%	(c)	12/01/26	9	9,024
Federal Home Loan Mortgage Corp.	2.961%	(c)	07/01/29	21	22,260
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,155	11,716,890
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,000	10,561,163
Federal National Mortgage Assoc.	2.500%		TBA	9,395	9,730,914
Federal National Mortgage Assoc.	2.554%	(c)	01/01/25	3	3,390
Federal National Mortgage Assoc.	2.647%	(c)	12/01/29	26	26,968
Federal National Mortgage Assoc.	2.706%	(c)	06/01/45	5,793	5,982,575
Federal National Mortgage Assoc.	2.770%	(c)	04/01/32	7	7,403
Federal National Mortgage Assoc.	3.152%	(c)	06/01/45	4,026	4,200,704
Federal National Mortgage Assoc.	4.000%		12/01/41	413	447,441
Federal National Mortgage Assoc.	4.000%		TBA	3,000	3,096,094
Federal National Mortgage Assoc.	4.500%		06/01/39-12/01/41	516	567,619
Federal National Mortgage Assoc.	4.500%		TBA	3,000	3,075,002
Federal National Mortgage Assoc.	5.000%	(c)	04/01/24	5	4,817
Government National Mortgage Assoc.	2.000%	(c)	07/20/17-11/20/29	114	118,045
Government National Mortgage Assoc.	2.125%	(c)	05/20/24-06/20/26	59	60,729

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	2.500%	(c)	09/20/17	1		$1,064

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $90,454,330)						90,740,574

U.S. TREASURY OBLIGATIONS — 12.6%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/26	3,500		3,728,212
U.S. Treasury Notes	0.625%		09/30/17	16,000		15,992,496
U.S. Treasury Notes	0.750%		07/15/19	4,855		4,839,260
U.S. Treasury Notes	0.875%		11/30/17-06/15/19	50,500		50,541,507
U.S. Treasury Notes	1.875%		10/31/17	10,000		10,126,170

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,369,796)						85,227,645

TOTAL LONG-TERM INVESTMENTS (cost $657,126,351)						658,758,262

				Shares

SHORT-TERM INVESTMENTS — 7.4%

AFFILIATED MUTUAL FUND — 6.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $44,881,188)(w)				44,881,188		44,881,188

	Interest Rate		Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 0.6%
Coca-Cola Co.(cost 4,060,708)	1.010%		09/13/17	4,100		4,056,403

	Counterparty			Notional Amount (000)#

OPTIONS PURCHASED* — 0.1%

Call Options
Currency Option United States Dollar vs Mexican Peso,
expiring 11/23/16, Strike Price 19.90	Deutsche Bank AG			3		6,956
Currency Option United States Dollar vs New Taiwanese Dollar,
expiring 10/07/16, Strike Price 31.00	Goldman Sachs & Co.			3		3,078
expiring 11/23/16, Strike Price 32.00	BNP Paribas			3		1,151
Interest Rate Swap Options,
Pay a fixed rate of 1.10% and receive a floating rate based on 3 Month LIBOR, expiring 07/13/18	Citigroup Global Markets			875		496,785

						507,970

Put Options
Currency Option Australian Dollar vs Canadian Dollar,
expiring 12/13/16, Strike Price 1.01	Deutsche Bank AG			91		79,062
Currency Option Norwegian Krone vs Swedish Krona,
expiring 11/11/16, Strike Price 1.01	Morgan Stanley			561		16,934
Currency Option United States Dollar vs Canadian Dollar,
expiring 11/30/16, Strike Price 1.43	Morgan Stanley			—	(r)	1,692
Currency Option United States Dollar vs Indian Rupee,
expiring 11/10/16, Strike Price 67.80	Morgan Stanley			5		8,170
expiring 12/01/16, Strike Price 67.50	Deutsche Bank AG			—	(r)	3,969
Currency Option United States Dollar vs Mexican Peso,

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS PURCHASED* (Continued)

Put Options (cont’d)
expiring 10/18/16, Strike Price 19.30	Morgan Stanley	3		$3,682
expiring 11/30/16, Strike Price 23.00	Morgan Stanley	—	(r)	1,091
Currency Option USD vs BRL,
expiring 11/23/16, Strike Price 3.30	Morgan Stanley	3		6,465
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 3 Month LIBOR, expiring 01/12/17	Citigroup Global Markets	350		93,424

				214,489

TOTAL OPTIONS PURCHASED (cost $1,104,348)				722,459

TOTAL SHORT-TERM INVESTMENTS (cost $50,046,244)				49,660,050

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.9% (cost $707,172,595)				708,418,312

		Notional Amount (000)#

OPTIONS WRITTEN* — (0.1)%

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 0.41% and receive a floating rate based on 3 Month LIBOR, expiring 07/13/18	Citigroup Global Markets	875		(136,583)
Pay a fixed rate of 0.76% and receive a floating rate based on 3 Month LIBOR, expiring 07/13/18	Citigroup Global Markets	875		(280,456)

				(417,039)

Put Options
Interest Rate Swap Options,
Receive a fixed rate of 1.68% and pay a floating rate based on 3 Month LIBOR, expiring 01/12/17	Citigroup Global Markets	77		(56,446)

TOTAL OPTIONS WRITTEN (premiums received $723,976)				(473,485)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.8% (cost $706,448,619)				707,944,827
Liabilities in excess of other assets(z) — (4.8)%				(32,288,144)

NET ASSETS — 100.0%				$675,656,683

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,839,865 and 0.3% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
255	90 Day Euro Dollar	Dec. 2017	$63,144,371	$63,071,063	$(73,308)
940	2 Year U.S. Treasury Notes	Dec. 2016	205,240,500	205,360,625	120,125

					46,817

Short Positions:
271	90 Day Euro Dollar	Dec. 2018	67,001,359	66,940,388	60,971
1	5 Year Euro-Bobl	Dec. 2016	147,845	148,384	(539)
220	5 Year U.S. Treasury Notes	Dec. 2016	26,676,252	26,733,438	(57,186)
3	10 Year Euro-Bund	Dec. 2016	554,881	558,420	(3,539)
1	10 Year U.K. Gilt	Dec. 2016	170,404	168,823	1,581
47	10 Year U.S. Treasury Notes	Dec. 2016	6,169,180	6,162,875	6,305
43	10 Year U.S. Ultra Treasury Bonds	Dec. 2016	6,207,706	6,198,719	8,987
1	20 Year U.S. Treasury Bonds	Dec. 2016	170,325	168,156	2,169

					18,749

					$65,566

Cash of $497,030 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/04/16	Bank of New York Mellon	BRL	514	$160,000	$157,789	$(2,211)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	3,576	1,102,773	1,098,242	(4,531)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	841	260,000	258,220	(1,780)
Expiring 10/04/16	Royal Bank of Scotland Group PLC	BRL	501	150,000	153,893	3,893
British Pound,
Expiring 12/21/16	Royal Bank of Scotland Group PLC	GBP	180	234,623	233,727	(896)
Chilean Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	CLP	210,735	310,000	320,365	10,365
Chinese Renminbi,
Expiring 11/07/16	BNP Paribas	CNH	702	105,000	104,948	(52)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	2,113	318,000	315,722	(2,278)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	808	120,800	120,712	(88)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	702	105,000	104,941	(59)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	669	100,000	99,939	(61)
Expiring 11/07/16	Royal Bank of Scotland Group PLC	CNH	669	100,000	99,969	(31)
Colombian Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	COP	221,102	75,000	76,636	1,636
Expiring 10/03/16	Credit Suisse First Boston Corp.	COP	221,025	75,000	76,609	1,609
Euro,
Expiring 10/13/16	Royal Bank of Scotland Group PLC	EUR	1,033	1,159,543	1,161,147	1,604
Indian Rupee,
Expiring 10/13/16	Royal Bank of Scotland Group PLC	INR	600	9,000	8,992	(8)
Expiring 10/13/16	Standard Chartered PLC	INR	15,300	230,000	229,252	(748)
Expiring 10/13/16	UBS AG	INR	15,438	230,000	231,320	1,320
Japanese Yen,
Expiring 10/26/16	Royal Bank of Scotland Group PLC	JPY	25,533	253,000	252,072	(928)
Malaysian Ringgit,
Expiring 10/24/16	JPMorgan Chase	MYR	1,065	260,000	257,093	(2,907)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 10/04/16	Bank of New York Mellon	MXN	2,954	$150,000	$152,280	$2,280
Expiring 10/04/16	Bank of New York Mellon	MXN	490	25,000	25,269	269
Expiring 10/04/16	Bank of New York Mellon	MXN	97	5,000	5,018	18
Expiring 10/04/16	Citigroup Global Markets	MXN	491	25,000	25,292	292
Expiring 10/04/16	Citigroup Global Markets	MXN	488	25,000	25,149	149
Expiring 10/04/16	Citigroup Global Markets	MXN	488	25,000	25,146	146
Expiring 10/04/16	JPMorgan Chase	MXN	2,895	150,000	149,256	(744)
Expiring 10/04/16	UBS AG	MXN	491	25,000	25,295	295
Expiring 10/04/16	UBS AG	MXN	488	25,000	25,165	165
Expiring 11/04/16	Royal Bank of Scotland Group PLC	MXN	5,948	305,000	305,489	489
New Taiwanese Dollar,
Expiring 10/12/16	Bank of New York Mellon	TWD	4,861	155,000	155,123	123
Expiring 10/12/16	BNP Paribas	TWD	9,653	310,000	308,070	(1,930)
Expiring 10/13/16	Hong Kong & Shanghai Bank	TWD	4,912	155,000	156,760	1,760
Russian Ruble,
Expiring 10/06/16	Deutsche Bank AG	RUB	10,541	160,000	167,612	7,612
Expiring 10/11/16	JPMorgan Chase	RUB	76,800	1,196,479	1,219,719	23,240
Expiring 10/27/16	BNP Paribas	RUB	9,630	150,000	152,341	2,341
South Korean Won,
Expiring 10/20/16	Morgan Stanley	KRW	201,051	178,000	182,522	4,522
Expiring 10/28/16	UBS AG	KRW	165,112	149,247	149,886	639
Expiring 10/28/16	UBS AG	KRW	70,732	63,953	64,209	256
Expiring 12/21/16	Hong Kong & Shanghai Bank	KRW	187,951	171,000	170,580	(420)
Turkish Lira,
Expiring 10/18/16	Citigroup Global Markets	TRY	851	285,340	282,516	(2,824)
Expiring 10/18/16	Citigroup Global Markets	TRY	742	248,377	246,483	(1,894)
Expiring 10/18/16	Deutsche Bank AG	TRY	650	216,895	215,756	(1,139)
Expiring 10/18/16	Hong Kong & Shanghai Bank	TRY	45	15,040	14,931	(109)
Expiring 10/18/16	JPMorgan Chase	TRY	397	132,227	131,745	(482)
Expiring 10/18/16	JPMorgan Chase	TRY	356	118,621	118,115	(506)

				$9,822,918	$9,861,315	38,397

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/04/16	Goldman Sachs & Co.	BRL	3,863	$1,162,772	$1,186,347	$(23,575)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	655	200,000	201,014	(1,014)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	520	160,000	159,779	221
Expiring 10/04/16	Goldman Sachs & Co.	BRL	498	150,000	152,972	(2,972)
British Pound,
Expiring 10/19/16	Morgan Stanley	GBP	180	237,943	233,401	4,542
Expiring 12/21/16	Bank of New York Mellon	GBP	180	238,193	233,727	4,466
Expiring 12/21/16	Bank of New York Mellon	GBP	135	178,389	175,071	3,318
Canadian Dollar,
Expiring 11/14/16	BNP Paribas	CAD	2,216	1,690,000	1,689,546	454
Chilean Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	CLP	209,439	310,000	318,395	(8,395)
Expiring 10/17/16	Royal Bank of Scotland Group PLC	CLP	1,322	2,000	2,007	(7)
Expiring 10/17/16	State Street Bank	CLP	155,595	230,000	236,251	(6,251)
Chinese Renminbi,
Expiring 11/07/16	Deutsche Bank AG	CNH	8,760	1,327,000	1,309,198	17,802
Expiring 11/07/16	Morgan Stanley	CNH	146	21,800	21,781	19
Colombian Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	COP	446,222	150,000	154,664	(4,664)
Expiring 10/18/16	Royal Bank of Scotland Group PLC	COP	529,550	178,000	182,991	(4,991)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro,
Expiring 10/05/16	Royal Bank of Scotland Group PLC	EUR	1,033	$1,152,349	$1,160,704	$(8,355)
Expiring 10/13/16	Royal Bank of Scotland Group PLC	EUR	1,033	1,159,543	1,161,148	(1,605)
Expiring 10/14/16	Bank of New York Mellon	EUR	234	261,790	262,498	(708)
Expiring 10/14/16	Bank of New York Mellon	EUR	119	134,697	133,265	1,432
Expiring 10/14/16	Bank of New York Mellon	EUR	78	86,822	87,386	(564)
Expiring 10/14/16	Citigroup Global Markets	EUR	39	43,878	44,057	(179)
Expiring 10/14/16	Deutsche Bank AG	EUR	104	116,610	116,506	104
Expiring 10/14/16	Deutsche Bank AG	EUR	32	36,376	36,374	2
Expiring 10/14/16	Morgan Stanley	EUR	79	89,560	89,043	517
Expiring 11/03/16	Royal Bank of Scotland Group PLC	EUR	1,033	1,159,543	1,162,294	(2,751)
Indian Rupee,
Expiring 10/13/16	BNP Paribas	INR	15,417	230,000	231,009	(1,009)
Mexican Peso,
Expiring 10/04/16	Citigroup Global Markets	MXN	2,953	150,000	152,236	(2,236)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	5,908	304,800	301,885	2,915
New Taiwanese Dollar,
Expiring 10/12/16	Morgan Stanley	TWD	4,858	155,000	155,024	(24)
Expiring 10/13/16	Hong Kong & Shanghai Bank	TWD	4,907	155,000	156,611	(1,611)
Expiring 10/21/16	Morgan Stanley	TWD	7,427	234,492	237,083	(2,591)
Expiring 10/21/16	Royal Bank of Scotland Group PLC	TWD	173	5,508	5,509	(1)
Russian Ruble,
Expiring 10/06/16	BNP Paribas	RUB	10,458	160,000	166,289	(6,289)
South African Rand,
Expiring 10/26/16	Goldman Sachs & Co.	ZAR	1,026	75,000	74,419	581
Expiring 10/26/16	Morgan Stanley	ZAR	1,026	75,000	74,372	628
South Korean Won,
Expiring 10/20/16	JPMorgan Chase	KRW	199,805	178,000	181,391	(3,391)
Expiring 10/28/16	Standard Chartered PLC	KRW	235,053	213,200	213,377	(177)
Expiring 12/21/16	Deutsche Bank AG	KRW	240,522	213,200	218,292	(5,092)
Turkish Lira,
Expiring 10/18/16	Citigroup Global Markets	TRY	1,496	503,634	496,651	6,983
Expiring 10/18/16	Morgan Stanley	TRY	1,545	519,857	512,895	6,962

				$13,649,956	$13,687,462	(37,506)

						$891

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/07/16	Buy	AUD	2,240	NZD	2,325	$ 21,897	BNP Paribas
10/07/16	Buy	CAD	2,193	NZD	2,290	4,605	BNP Paribas
12/15/16	Buy	CAD	798	AUD	810	(10,229)	BNP Paribas
12/15/16	Buy	CAD	1,436	AUD	1,460	(20,495)	JPMorgan Chase
11/14/16	Buy	JPY	343,810	GBP	2,610	10,918	BNP Paribas
10/07/16	Buy	NZD	2,290	CAD	2,188	(1,164)	BNP Paribas
10/07/16	Buy	NZD	2,302	AUD	2,240	(38,392)	BNP Paribas
10/07/16	Buy	SEK	14,367	EUR	1,500	(10,301)	BNP Paribas
10/07/16	Buy	SEK	14,438	EUR	1,510	(13,234)	BNP Paribas

						$(56,395)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	4,765	07/03/17	12.850%	Overnight Brazil	$—	$ —	$—	JPMorgan Chase
				Interbank
				Deposit(2)
BRL	2,787	07/03/17	13.110%	Overnight Brazil	(964)	—	(964)	Citigroup Global Markets
				Interbank
				Deposit(2)
BRL	2,322	07/03/17	13.130%	Overnight Brazil	(907)	—	(907)	Bank of America
				Interbank
				Deposit(2)
BRL	3,692	01/02/19	12.240%	Overnight Brazil	12,069	—	12,069	Bank of America
				Interbank
				Deposit(1)
BRL	1,956	01/02/19	12.030%	Overnight Brazil	5,250	—	5,250	Bank of America
				Interbank
				Deposit(1)
BRL	1,901	01/02/19	12.020%	Overnight Brazil	4,974	—	4,974	Bank of America
				Interbank
				Deposit(1)
BRL	1,842	01/02/19	12.462%	Overnight Brazil	8,267	—	8,267	Bank of America
				Interbank
				Deposit(1)
BRL	1,840	01/02/19	12.520%	Overnight Brazil	9,130	—	9,130	JPMorgan Chase
				Interbank
				Deposit(1)
BRL	1,838	01/02/19	12.285%	Overnight Brazil	6,523	—	6,523	Bank of America
				Interbank
				Deposit(1)
BRL	1,007	01/02/19	12.305%	Overnight Brazil	3,800	—	3,800	JPMorgan Chase
				Interbank
				Deposit(1)
BRL	837	01/02/19	11.495%	Overnight Brazil	—	—	—	Bank of America
				Interbank
				Deposit(1)
BRL	1,960	01/02/20	11.680%	Overnight Brazil	4,381	—	4,381	Bank of America
				Interbank
				Deposit(1)
BRL	1,570	01/02/20	11.650%	Overnight Brazil	3,040	—	3,040	Citigroup Global Markets
				Interbank
				Deposit(1)
BRL	1,532	01/02/20	11.930%	Overnight Brazil	7,393	—	7,393	JPMorgan Chase
				Interbank
				Deposit(1)
BRL	1,507	01/02/20	11.875%	Overnight Brazil	6,522	—	6,522	JPMorgan Chase
				Interbank
				Deposit(1)
BRL	55	01/02/20	11.375%	Overnight Brazil	—	—	—	JPMorgan Chase
				Interbank
				Deposit(1)
CNH	1,525	05/12/21	2.750%	7 Day China	(336)	—	(336)	Bank of America
				Fixing Repo
				Rate(1)
CNH	1,525	05/12/21	2.750%	7 Day China	(336)	—	(336)	Bank of America
				Fixing Repo
				Rate(1)
CNH	1,222	05/12/21	2.750%	7 Day China	(270)	—	(270)	Bank of America
				Fixing Repo
				Rate(1)

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
CNH	765	05/12/21	2.750%	7 Day China	$ (169)	$ —	$ (169)	Bank of America
				Fixing Repo
				Rate(1)
COP	211,322	07/22/26	7.050%	Colombia	3,202	—	3,202	Credit Suisse First Boston Corp.
				Overnight
				Interbank(1)
COP	211,322	07/22/26	7.000%	Colombia	2,923	—	2,923	Credit Suisse First Boston Corp.
				Overnight
				Interbank(1)
COP	1,131,868	07/29/26	6.900%	Colombia	12,659	—	12,659	JPMorgan Chase
				Overnight
				Interbank(1)
MXN	1,742	07/17/25	6.325%	28 Day Mexican	(123)	—	(123)	Citigroup Global Markets
				Interbank Rate(1)
MXN	5,260	08/06/25	6.330%	28 Day Mexican	(212)	(56)	(156)	Citigroup Global Markets
				Interbank Rate(1)
MXN	6,621	08/11/25	6.307%	28 Day Mexican	946	69	877	Deutsche Bank AG
				Interbank Rate(2)
MXN	1,784	08/11/25	6.310%	28 Day Mexican	236	18	218	Bank of America
				Interbank Rate(2)
MXN	1,784	08/11/25	6.310%	28 Day Mexican	236	18	218	Bank of America
				Interbank Rate(2)

					$88,234	$ 49	$88,185

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,840	02/29/20	1.318%	3 Month LIBOR(2)	$ —	$ (38,110)	$ (38,110)
5,440	02/29/20	1.350%	3 Month LIBOR(2)	—	(48,673)	(48,673)
5,440	02/29/20	1.320%	3 Month LIBOR(2)	—	(37,535)	(37,535)
5,880	02/29/20	1.318%	3 Month LIBOR(2)	—	(46,209)	(46,209)
10,910	02/29/20	1.374%	3 Month LIBOR(2)	—	(106,841)	(106,841)
11,000	02/29/20	1.359%	3 Month LIBOR(2)	—	(102,278)	(102,278)
21,755	05/31/20	1.622%	3 Month LIBOR(1)	—	504,830	504,830

				$ —	$ 125,184	$ 125,184

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
								Barclays Capital Group
Federation of Malaysia	12/20/21	1.000%	339	1.214%	$3,484	$5,794	$(2,310)
								Barclays Capital Group
Federation of Malaysia	12/20/21	1.000%	12	1.214%	131	136	(5)
								Citigroup Global Markets
Republic of Argentina	12/20/21	5.000%	685	3.847%	(38,079)	(23,524)	(14,555)
Republic of Argentina	12/20/21	5.000%	43	3.847%	(2,398)	(2,052)	(346)	Bank of America
Republic of Colombia	12/20/21	1.000%	150	1.664%	4,865	5,507	(642)	Morgan Stanley

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
Republic of Colombia	12/20/21	1.000%	147	1.664%	$4,768	$5,833	$(1,065)	Barclays Capital Group
Republic of Colombia	12/20/21	1.000%	147	1.664%	4,768	5,695	(927)	Barclays Capital Group
Republic of Colombia	12/20/21	1.000%	126	1.664%	4,086	5,000	(914)	Citigroup Global Markets
Republic of Philippines	06/20/21	1.000%	186	1.056%	407	1,522	(1,115)	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%	55	1.056%	120	316	(196)	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%	21	1.056%	45	132	(87)	JPMorgan Chase
Republic of Philippines	12/20/21	1.000%	1,140	1.162%	8,755	4,611	4,144	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%	380	1.162%	2,921	1,725	1,196	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%	335	1.162%	2,569	1,272	1,297	BNP Paribas
Republic of Philippines	12/20/21	1.000%	272	1.162%	2,044	2,157	(113)	Citigroup Global Markets
Republic of Philippines	12/20/21	1.000%	255	1.162%	2,142	557	1,585	JPMorgan Chase
Republic of Philippines	12/20/21	1.000%	207	1.162%	1,593	982	611	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%	150	1.162%	1,154	674	480	Citigroup Global Markets
Republic of Philippines	12/20/21	1.000%	138	1.162%	1,057	625	432	JPMorgan Chase
Republic of Philippines	12/20/21	1.000%	130	1.162%	995	518	477	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%	128	1.162%	983	511	472	UBS AG
Republic of Philippines	12/20/21	1.000%	110	1.162%	934	980	(46)	Bank of America
Republic of Philippines	12/20/21	1.000%	104	1.162%	797	414	383	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%	77	1.162%	589	235	354	BNP Paribas
Republic of Philippines	12/20/21	1.000%	74	1.162%	618	161	457	Citigroup Global Markets
Republic of Philippines	12/20/21	1.000%	52	1.162%	398	207	191	Barclays Capital Group
Republic of South Africa	12/20/21	1.000%	1,760	2.530%	129,351	135,214	(5,863)	Barclays Capital Group
Republic of South Africa	12/20/21	1.000%	745	2.530%	54,754	57,567	(2,813)	JPMorgan Chase
Republic of South Africa	12/20/21	1.000%	715	2.530%	52,549	55,249	(2,700)	Citigroup Global Markets
Republic of South Africa	12/20/21	1.000%	295	2.530%	21,681	22,795	(1,114)	Bank of America
Republic of South Africa	12/20/21	1.000%	178	2.530%	13,082	13,675	(593)	Goldman Sachs & Co.
United Mexican States	12/20/21	1.000%	303	1.648%	9,567	10,185	(618)	BNP Paribas
United Mexican States	12/20/21	1.000%	303	1.648%	9,567	10,544	(977)	BNP Paribas
United Mexican States	12/20/21	1.000%	158	1.648%	4,989	5,390	(401)	Morgan Stanley
United Mexican States	12/20/21	1.000%	158	1.648%	4,989	5,352	(363)	Morgan Stanley
United Mexican States	12/20/21	1.000%	152	1.648%	4,799	5,331	(532)	Citigroup Global Markets
United Mexican States	12/20/21	1.000%	152	1.648%	4,799	5,475	(676)	Citigroup Global Markets
United Mexican States	12/20/21	1.000%	152	1.648%	4,799	5,475	(676)	Citigroup Global Markets
United Mexican States	12/20/21	1.000%	151	1.648%	4,767	5,439	(672)	Citigroup Global Markets

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
United Mexican States	12/20/21	1.000%	111	1.648%	$3,505	$3,960	$(455)	Barclays Capital Group
United Mexican States	12/20/21	1.000%	67	1.648%	2,116	2,438	(322)	Barclays Capital Group
United Mexican States	12/20/21	1.000%	66	1.648%	2,084	2,464	(380)	Citigroup Global Markets

					$337,144	$366,541	$(29,397)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.26.V1	06/20/21	5.000%	17,560	$843,043	$934,733	$91,690
CDX.NA.IG.26.V1	06/20/21	1.000%	31,545	305,637	460,396	154,759

				$1,148,680	$1,395,129	$246,449

Cash of $1,547,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared interest rate swap and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$34,341,166	$—
Non-Residential Mortgage-Backed Securities	—	102,443,719	1,839,865
Residential Mortgage-Backed Securities	—	610,186	—
Commercial Mortgage-Backed Securities	—	96,016,715	—
Corporate Obligations	—	189,099,284	—
Foreign Government Bonds	—	12,156,117	—
Residential Mortgage-Backed Securities	—	46,282,991	—
U.S. Government Agency Obligations	—	90,740,574	—
U.S. Treasury Obligations	—	85,227,645	—
Affiliated Mutual Fund	44,881,188	—	—
Commercial Paper	—	4,056,403	—
Options Purchased	—	722,459	—
Options Written	—	(473,485)	—
Other Financial Instruments*
Futures Contracts	65,566	—	—
OTC Forward Foreign Currency Contracts	—	891	—
OTC Cross Currency Exchange Contracts	—	(56,395)	—
OTC Interest Rate Swap Agreements	—	88,234	—
Centrally Cleared Interest Rate Swap Agreements	—	125,184	—
OTC Credit Default Swap Agreements	—	337,144	—
Centrally Cleared Credit Default Swap Agreements	—	246,449	—

Total	$44,946,754	$661,965,281	$1,839,865

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument and OTC swap contracts which are recorded at fair value.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$583,593
Foreign exchange contracts	76,746
Interest rate contracts	395,708

Total	$1,056,047

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
EXCHANGE TRADED FUNDS
Alerian MLP ETF(a)	46,538	$590,567
iShares 0-5 Year High Yield Corporate Bond ETF	45,907	2,170,483
iShares 10+ Year Credit Bond ETF	37,118	2,348,085
iShares 1-3 Year Credit Bond ETF(a)	51,216	5,416,604
iShares 20+ Year Treasury Bond ETF(a)	3,911	537,802
iShares CMBS ETF	31,282	1,660,448
iShares Core Dividend Growth ETF	17,954	495,889
iShares Core High Dividend ETF	22,385	1,819,453
iShares Emerging Markets Dividend ETF(a)	17,891	642,287
iShares Europe ETF	21,102	830,997
iShares Floating Rate Bond ETF(a)	16,343	829,407
iShares iBoxx $ High Yield Corporate Bond ETF(a)	84,410	7,365,617
iShares Intermediate Credit Bond ETF	11,965	1,332,303
iShares International Developed Real Estate ETF	16,525	498,559
iShares International Select Dividend ETF	55,359	1,659,663
iShares US Energy ETF	8,778	342,342
iShares US Preferred Stock ETF(a)	67,101	2,650,489
iShares US Real Estate ETF(a)	6,157	496,500

TOTAL LONG-TERM INVESTMENTS (cost $30,744,773)		31,687,495

SHORT-TERM INVESTMENTS — 35.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $852,128)(w)	852,128	852,128
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $11,042,926)(b)(w)	11,042,926	11,042,926

TOTAL AFFILIATED MUTUAL FUNDS (cost $11,895,054)		11,895,054

	Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Put Option
S&P 500 Index,
expiring 12/16/16, Strike Price $2,100.00 (cost 25,907)	1	23,800

TOTAL SHORT-TERM INVESTMENTS (cost $11,920,961)		11,918,854

TOTAL INVESTMENTS — 130.5% (cost $42,665,734)		43,606,349
Liabilities in excess of other assets(z) — (30.5)%		(10,187,224)

NET ASSETS — 100.0%		$33,419,125

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,795,885; cash collateral of $11,037,666 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
3	S&P 500 E-Mini Index	Dec. 2016	$ 318,327	$ 324,060	$5,733

Short Positions:
11	2 Year U.S. Treasury Notes	Dec. 2016	2,402,344	2,403,156	(812)
17	5 Year U.S. Treasury Notes	Dec. 2016	2,062,844	2,065,766	(2,922)
13	10 Year U.S. Treasury Notes	Dec. 2016	1,705,098	1,704,625	473
2	20 Year U.S. Treasury Bonds	Dec. 2016	341,203	336,313	4,890
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	373,203	367,750	5,453
2	Euro Currency	Dec. 2016	281,306	281,925	(619)
20	Euro STOXX 50 Index	Dec. 2016	675,036	672,665	2,371

					8,834

					$14,567

Cash of $134,051 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$31,687,495	$—	$—
Affiliated Mutual Funds	11,895,054	—	—
Option Purchased	23,800	—	—
Other Financial Instruments*
Futures Contracts	14,567	—	—

Total	$43,620,916	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts.	$31,904
Foreign exchange contracts	(619)
Interest rate contracts	7,082

Total	$38,367

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 115.3%

ASSET-BACKED SECURITIES — 9.8%

Collateralized Loan Obligations — 3.2%
ACAS CLO Ltd. (Cayman Islands), Series 2012-1A, Class BR, 144A	3.177%	(c)	09/20/23	1,050	$1,044,484
ACAS CLO Ltd. (Cayman Islands), Series 2012-1A, Class CR, 144A	4.107%	(c)	09/20/23	250	250,129
ALM VII R Ltd. (Cayman Islands), Series 2013-7RA, Class A2, 144A	2.564%	(c)	04/24/24	1,857	1,861,166
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 144A	2.564%	(c)	04/24/24	2,627	2,632,882
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class B, 144A	3.929%	(c)	04/16/27	370	370,837
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	2.173%	(c)	07/28/26	4,330	4,332,150
AMMC CLO IX Ltd. (Cayman Islands), Series 2011-9A, Class B1R, 144A	3.180%	(c)	01/15/22	2,130	2,148,633
AMMC CLO Ltd. (Cayman Islands), Series 2016-18A, Class AL1, 144A	2.235%	(c)	05/26/28	1,290	1,290,744
AMMC CLO Ltd. (Cayman Islands), Series 2015-17A, Class B, 144A	3.117%	(c)	11/15/27	330	330,509
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.859%	(c)	07/13/25	490	487,220
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.419%	(c)	07/13/25	800	792,846
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class A1, 144A	2.220%	(c)	04/15/27	610	612,006
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class BR, 144A	2.530%	(c)	07/15/23	985	977,867
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class C, 144A	3.779%	(c)	01/17/23	860	859,614
Apidos CLO XI (Cayman Islands), Series 2012-11A, Class A, 144A	2.069%	(c)	01/17/23	2,000	1,997,632
Apidos CLO XII (Cayman Islands), Series 2013-12A, Class A, 144A	1.780%	(c)	04/15/25	6,370	6,336,481
Apidos CLO XV (Cayman Islands), Series 2013-15A, Class A1, 144A	2.046%	(c)	10/20/25	500	500,089
Apidos CLO XVI (Cayman Islands), Series 2013-16A, Class A1, 144A	2.138%	(c)	01/19/25	1,949	1,957,173
Apidos CLO XVIII (Cayman Islands), Series 2014-18A, Class A1, 144A	2.114%	(c)	07/22/26	250	249,929
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 144A	2.200%	(c)	09/15/26	950	949,998
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.957%	(c)	10/12/23	250	249,566
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class CR, 144A	3.367%	(c)	10/12/23	300	299,963
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class A2, 144A	0.899%	(c)	04/16/21	720	719,612
Ares XXV CLO Ltd. (Cayman Islands), Series 2012-3A, Class BR, 144A	2.298%	(c)	01/17/24	1,800	1,800,007
Ares XXV CLO Ltd. (Cayman Islands), Series 2012-3A, Class CR, 144A^	3.048%	(c)	01/17/24	520	518,500
Atlas Sr. Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.317%	(c)	02/17/26	2,000	2,003,458
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2012-1A, Class A3LR, 144A^	3.259%	(c)	08/15/24	250	250,000

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Babson CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2, 144A	2.680%	(c)	04/15/22	500	$500,174
Babson CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.180%	(c)	04/15/22	500	496,712
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.796%	(c)	04/20/25	2,420	2,407,285
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	2.930%	(c)	10/15/25	1,790	1,809,363
BlueMountain CLO II Ltd. (Cayman Islands), Series 2006-2A, Class B, 144A	1.282%	(c)	07/15/18	500	492,081
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A, 144A	1.902%	(c)	01/22/25	250	249,192
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.152%	(c)	10/29/25	550	550,573
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class A, 144A	2.180%	(c)	04/15/25	1,870	1,882,866
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.276%	(c)	04/30/26	600	601,738
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.151%	(c)	07/20/26	250	250,289
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.329%	(c)	11/30/26	730	731,696
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.176%	(c)	10/20/27	4,000	4,007,488
Canyon Capital CLO Ltd. (Cayman Islands), Series 2012-1A, Class B1, 144A	2.630%	(c)	01/15/24	250	251,414
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 144A	1.100%	(c)	12/15/20	317	314,151
Carlyle Global Market Strategies CLO, Series 2012-2A, Class B1R, 144A	2.796%	(c)	07/20/23	380	380,807
Carlyle Global Market Strategies CLO Ltd (Cayman Islands), Series 2013-4A, Class A1, 144A	2.150%	(c)	10/15/25	370	371,048
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-3A, Class B, 144A	3.330%	(c)	07/15/25	250	250,210
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.214%	(c)	10/23/26	550	549,529
Cedar Funding V CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1, 144A	2.243%	(c)	07/17/28	850	851,263
CIFC Funding Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	1.066%	(c)	05/10/21	745	744,043
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A3R, 144A	3.887%	(c)	08/14/24	200	199,811
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.185%	(c)	12/05/24	260	259,830
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1, 144A	2.679%	(c)	11/27/24	1,140	1,143,422
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.179%	(c)	04/18/25	1,350	1,353,310
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A	2.305%	(c)	05/24/26	3,399	3,405,601
CIFC Funding Ltd. (Cayman Islands), Series 2014-3A, Class C1, 144A	3.502%	(c)	07/22/26	310	310,916
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.259%	(c)	01/17/27	3,185	3,202,069

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.222%	(c)	01/22/27	370	$370,788
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class A, 144A	2.108%	(c)	10/19/27	780	778,846
Eastland CLO Ltd. (Cayman Islands), Series 2007-1A, Class A2A, 144A	0.986%	(c)	05/01/22	1,488	1,484,666
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1, 144A	2.030%	(c)	12/24/23	261	260,661
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2, 144A	2.840%	(c)	12/24/23	250	250,199
Fraser Sullivan CLO VII Ltd. (Cayman Islands), Series 2012-7A, Class BR, 144A	3.196%	(c)	04/20/23	540	539,648
Galaxy XV CLO Ltd. (Cayman Islands), Series 2013-15A, Class A, 144A	1.930%	(c)	04/15/25	1,010	1,005,870
GoldenTree Loan Opportunities IV Ltd. (Cayman Islands), Series 2007-4A, Class B, 144A	1.521%	(c)	08/18/22	420	415,427
Highbridge Loan Management Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	3.107%	(c)	09/20/22	790	793,476
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.228%	(c)	05/05/27	4,150	4,144,100
LCM IX LP (Cayman Islands), Series -9A, Class A, 144A	1.873%	(c)	07/14/22	226	226,099
LCM IX LP (Cayman Islands), Series -9A, Class C, 144A	3.523%	(c)	07/14/22	500	499,995
LCM XIV LP (Cayman Islands), Series -14A, Class A, 144A	1.830%	(c)	07/15/25	250	248,881
LCM XVIII LP (Cayman Islands), Series -18A, Class B1, 144A	2.996%	(c)	04/20/27	610	609,936
LCM XVIII LP (Cayman Islands), Series -18A, Class C1, 144A	3.846%	(c)	04/20/27	250	250,278
Lime Street CLO Ltd. (Cayman Islands), Series 2007-1A, Class B, 144A	1.407%	(c)	06/20/21	500	483,059
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	2.107%	(c)	08/15/22	3,200	3,195,796
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A2, 144A	2.096%	(c)	01/20/25	420	419,958
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class B1, 144A	3.046%	(c)	01/20/25	980	992,173
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1B, 144A	2.164%	(c)	10/23/25	366	367,438
Mountain Hawk I CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.876%	(c)	01/20/24	740	724,571
Muir Woods CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.456%	(c)	09/14/23	500	501,285
Muir Woods CLO Ltd. (Cayman Islands), Series 2012-1A, Class C, 144A	4.606%	(c)	09/14/23	500	500,459
Neuberger Berman CLO XIII Ltd. (Cayman Islands), Series 2012-13A, Class B, 144A	3.014%	(c)	01/23/24	2,360	2,342,357
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class B2R, 144A	2.835%	(c)	04/15/26	465	463,855
Northwoods Capital IX Ltd. (Cayman Islands), Series 2012-9A, Class A, 144A	2.099%	(c)	01/18/24	250	250,071
OCP CLO 2013-3 Ltd. (Cayman Islands), Series 2013-3A, Class B, 144A	3.429%	(c)	01/17/25	500	499,704
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	1.721%	(c)	04/26/26	500	492,401

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.209%	(c)	04/17/27	130	$129,972
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A^	2.306%	(c)	10/25/25	1,740	1,740,000
Octagon Investment Partners XX Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.258%	(c)	08/12/26	470	470,065
OHA Credit Partners IX Ltd. (Cayman Islands), Series 2013-9A, Class A1, 144A	2.096%	(c)	10/20/25	1,250	1,248,452
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class A, 144A	2.231%	(c)	11/20/23	460	460,199
OHA Credit Partners VIII Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.816%	(c)	04/20/25	2,711	2,692,168
OZLM Funding III Ltd. (Cayman Islands), Series 2013-3A, Class A1, 144A	2.032%	(c)	01/22/25	300	300,050
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.852%	(c)	07/22/25	290	288,713
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.579%	(c)	04/17/26	300	300,041
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1A, 144A	2.099%	(c)	07/17/26	1,900	1,900,066
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A1B, 144A	2.169%	(c)	07/17/26	250	250,607
OZLM VII Ltd. (Cayman Islands), Series 2014-7A, Class A2A, 144A	2.729%	(c)	07/17/26	1,300	1,302,193
OZLM XI Ltd. (Cayman Islands), Series 2015-11A, Class A1A, 144A	2.306%	(c)	01/30/27	3,070	3,081,619
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1, 144A	2.206%	(c)	04/30/27	1,000	1,000,451
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class B, 144A	3.729%	(c)	10/17/25	250	251,985
Palmer Square Loan Funding Ltd (Cayman Islands), Series 2016-2A, Class A2, 144A	2.730%	(c)	06/21/24	950	951,614
Palmer Square Loan Funding Ltd (Cayman Islands), Series 2016-2A, Class B, 144A	3.780%	(c)	06/21/24	1,030	1,029,373
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5A, Class CR, 144A	3.700%	(c)	12/15/22	250	250,269
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.061%	(c)	02/20/25	1,000	998,259
Race Point X CLO Ltd (Cayman Islands), Series 2016-10A, Class A, 144A	2.234%	(c)	07/25/28	1,360	1,363,195
Sheridan Square CLO Ltd (Cayman Islands), Series 2013-1A, Class A2, 144A	1.850%	(c)	04/15/25	1,400	1,387,753
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.396%	(c)	10/20/23	250	250,464
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.067%	(c)	01/21/26	2,500	2,491,085
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.056%	(c)	10/20/26	600	598,519
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.175%	(c)	07/20/28	1,410	1,416,966
Sound Point Clo XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.138%	(c)	10/20/28	740	744,292
Symphony CLO Ltd. (Cayman Islands), Series 2012-10A, Class AR, 144A	1.984%	(c)	07/23/23	600	599,042
Symphony CLO XI Ltd. (Cayman Islands), Series 2013-11A, Class B1, 144A	2.879%	(c)	01/17/25	210	210,374

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-2A, Class A2, 144A	1.830%	(c)	07/15/26	1,260	$1,267,223
TICP CLO I Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196%	(c)	07/20/27	1,000	998,064
TICP CLO III Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.236%	(c)	01/20/27	764	762,440
Trimaran CLO VII Ltd. (Cayman Islands), Series 2007-1A, Class A3L, 144A	1.520%	(c)	06/15/21	200	196,945
Venture XVII CLO Ltd. (Cayman Islands), Series 2014-17A, Class B1, 144A	2.780%	(c)	07/15/26	290	291,688
Venture XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.130%	(c)	10/15/26	2,365	2,368,833
Venture XX CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 144A	2.780%	(c)	04/15/27	450	450,446
Voya CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 144A	2.706%	(c)	03/14/22	1,500	1,502,026
Voya CLO Ltd. (Cayman Islands), Series 2012-2A, Class BR, 144A	2.630%	(c)	10/15/22	760	758,087
Voya CLO Ltd. (Cayman Islands), Series 2012-3A, Class AR, 144A	2.000%	(c)	10/15/22	1,000	1,000,154
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1, 144A	2.129%	(c)	01/18/26	1,310	1,312,990
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2, 144A	2.479%	(c)	01/18/26	450	450,072

					125,569,127

Non-Residential Mortgage-Backed Securities — 3.5%
AmeriCredit Automobile Receivables, Series 2015-1, Class C	2.510%		01/08/21	12,535	12,739,787
AmeriCredit Automobile Receivables, Series 2015-4, Class B	2.110%		01/08/21	570	575,217
AmeriCredit Automobile Receivables, Series 2015-4, Class C	2.880%		07/08/21	360	369,151
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	2,000	2,019,948
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,885	2,956,271
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%		11/20/22	3,890	3,929,201
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.930%	(c)	12/10/25	680	640,257
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/28/31	3,990	3,990,000
California Republic Auto Receivables Trust, Series 2015-4, Class A3, 144A	2.040%		01/15/20	1,500	1,515,169
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%		11/15/19	2,319	2,320,554
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%		08/16/21	4,045	4,058,840
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%		07/15/22	2,000	2,004,703
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	1,825	1,834,738
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,649	3,668,402
Drive Auto Receivables Trust, Series 2016-BA, Class B, 144A	2.560%		06/15/20	860	867,836

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%		07/15/22	1,805	$1,837,120
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	1,177	1,180,098
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%		12/15/20	2,490	2,514,107
Home Partners of America Trust, Series 2016-1, Class A, 144A	2.181%	(c)	03/17/33	1,715	1,726,175
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/01/27	1,679	1,671,939
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,944,345
Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 144A	2.650%		12/15/28	7,530	7,707,807
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 144A	1.724%	(c)	12/15/28	490	494,163
Navient Private Education Loan Trust, Series 2015-AA, Class A3, 144A	2.224%	(c)	11/15/30	840	861,979
Navient Private Education Loan Trust, Series 2016-AA, Class A2B, 144A	2.674%	(c)	12/15/45	2,010	2,099,530
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%		12/16/58	900	866,809
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 144A	2.274%	(c)	07/15/19	290	288,450
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	6,195	6,258,104
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,862,497
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,528,361
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,364,755
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,404,475
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,700	3,808,252
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(c)	03/15/32	215	212,667
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%		11/15/19	13,525	13,620,299
SLC Private Student Loan Trust, Series 2006-A, Class C	1.130%	(c)	07/15/36	1,200	1,064,297
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3	1.180%	(c)	03/15/24	5,543	5,232,515
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3	1.050%	(c)	06/15/23	1,425	1,378,348
SLM Private Credit Student Loan Trust, Series 2006-B, Class A4	1.030%	(c)	03/15/24	22	22,129
SLM Private Education Loan Trust, Series 2013-B, Class B, 144A	3.000%		05/16/44	1,615	1,595,840
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 144A	2.490%		06/15/27	700	712,857
SMB Private Education Loan Trust, Series 2015-A, Class A3, 144A	2.024%	(c)	02/17/32	1,310	1,316,718
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 144A	1.724%	(c)	07/15/27	430	430,813

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
SMB Private Education Loan Trust, Series 2015-B, Class A3, 144A	2.274%	(c)	05/17/32	1,960	$1,999,273
SMB Private Education Loan Trust, Series 2015-B, Class B, 144A	3.500%		12/17/40	970	928,577
SMB Private Education Loan Trust, Series 2015-C, Class A2B, 144A	1.924%	(c)	07/15/27	260	264,721
SMB Private Education Loan Trust, Series 2015-C, Class A3, 144A	2.474%	(c)	08/16/32	1,350	1,400,430
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	580	591,075
SMB Private Education Loan Trust, Series 2016-A, Class A2B, 144A	2.024%	(c)	05/15/31	1,450	1,471,141
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 144A	2.430%		02/17/32	922	924,128
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 144A	1.974%	(c)	02/17/32	1,240	1,254,710
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	2,326	2,378,676
SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 144A	2.720%		10/27/36	689	705,361
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	300	302,834
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A^	2.340%		04/25/33	280	279,960
Springcastle America Funding LLC, Series 2016-AA, Class A, 144A^	3.050%		04/25/29	2,700	2,720,763
Springleaf Funding Trust, Series 2014-AA, Class B, 144A	3.450%		12/15/22	100	100,094
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,627,369
US Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 144A	3.475%		07/27/36	1,977	1,981,201
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,635,985
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	830,198
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,857,554

					138,749,573

Residential Mortgage-Backed Securities — 3.1%
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 144A	4.250%		07/25/47	681	681,110
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 144A	4.000%		09/25/65	848	846,379
American Homes 4 Rent, Series 2014-SFR1, Class A, 144A	1.531%	(c)	06/17/31	736	733,404
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	281	281,272
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 144A	1.524%	(c)	12/28/40	461	363,493
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 144A	3.475%		07/28/31	1,649	1,647,516
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4	0.875%	(c)	04/25/37	1,611	998,196
Bear Stearns Asset Backed Securities Trust, Series 2005-4, Class M2	1.324%	(c)	01/25/36	167	158,415

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1	1.075%	(c)	06/25/36	5,100	$4,568,274
BNC Mortgage Loan Trust, Series 2007-2, Class A2	0.625%	(c)	05/25/37	1,259	1,235,568
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3	0.685%	(c)	10/25/36	899	544,946
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3	0.675%	(c)	06/25/36	420	386,795
C-BASS TRUST, Series 2006-CB9, Class A2	0.635%	(c)	11/25/36	336	209,096
C-BASS TRUST, Series 2006-CB9, Class A4	0.755%	(c)	11/25/36	55	35,152
C-BASS TRUST, Series 2007-CB1, Class AF2	3.885%		01/25/37	1,625	819,763
C-BASS TRUST, Series 2007-CB5, Class A2	0.694%	(c)	04/25/37	299	218,940
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	5,987	6,060,437
Colony American Homes, Series 2015-1A, Class A, 144A	1.731%	(c)	07/17/32	767	768,606
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.488%		12/25/36	170	127,166
CWABS Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2	0.684%	(c)	09/25/46	112	103,699
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 144A	0.824%	(c)	12/15/33	432	359,267
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	1.264%	(c)	05/25/40	1,018	934,102
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	0.815%	(c)	06/25/32	794	785,342
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5	0.885%	(c)	11/25/35	4,400	3,582,087
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3	0.685%	(c)	04/25/36	382	334,023
Fremont Home Loan Trust, Series 2006-3, Class 2A3	0.695%	(c)	02/25/37	20,724	11,562,923
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C	0.775%	(c)	12/25/35	191	181,428
GSAA Trust, Series 2007-2, Class AF3	5.917%	(c)	03/25/37	152	69,216
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2	2.549%	(c)	07/25/34	210	198,396
Invitation Homes Trust, Series 2013-SFR1, Class A, 144A	1.681%	(c)	12/17/30	895	895,221
Invitation Homes Trust, Series 2014-SFR2, Class C, 144A	2.731%	(c)	09/17/31	400	401,728
Invitation Homes Trust, Series 2014-SFR2, Class E, 144A	3.941%	(c)	09/17/31	370	370,643
Invitation Homes Trust, Series 2014-SFR3, Class D, 144A	3.508%	(c)	12/17/31	290	292,685
Invitation Homes Trust, Series 2015-SFR3, Class A, 144A	1.831%	(c)	08/17/32	959	964,049
Invitation Homes Trust, Series 2015-SFR3, Class E, 144A	4.281%	(c)	08/17/32	470	471,695
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1	0.795%	(c)	05/25/36	290	234,715
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5	6.410%		07/25/36	290	162,350
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6	6.000%		07/25/36	218	121,869

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 144A	0.615%	(c)	06/25/37	149	$91,426
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 144A	0.825%	(c)	06/25/37	11,886	7,568,510
Lehman XS Trust, Series 2007-2N, Class 3A3	0.695%	(c)	02/25/37	10,380	6,027,482
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3	0.715%	(c)	03/25/46	5,440	2,602,418
Mastr Specialized Loan Trust, Series 2006-3, Class A, 144A	0.785%	(c)	06/25/46	191	167,030
Morgan Stanley ABS Capital I, Inc., Trust, Series 2007-HE7, Class A2C	1.775%	(c)	07/25/37	8,600	5,997,064
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2	0.635%	(c)	11/25/36	327	152,829
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3	0.705%	(c)	06/25/37	110	103,181
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(c)	01/15/19	255	202,315
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 144A	4.375%		11/27/30	1,058	1,066,682
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL3, Class A1, 144A	4.375%		05/27/31	1,517	1,532,017
Progress Residential Trust, Series 2015-SFR1, Class A, 144A	1.931%	(c)	02/17/32	5,591	5,612,961
Progress Residential Trust, Series 2015-SFR1, Class E, 144A	4.531%	(c)	02/17/32	347	348,650
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	636	644,583
Progress Residential Trust, Series 2016-SFR1, Class A, 144A	2.031%	(c)	09/17/33	670	677,281
Progress Residential Trust, Series 2016-SFR1, Class E, 144A	4.381%	(c)	09/17/33	710	714,789
PRPM LLC, Series 2016-1A, Class A1, 144A^	4.000%		09/27/21	740	740,000
RCO Mortgage LLC, Series 2015-NQM1, Class A, 144A	3.988%	(c)	11/25/45	399	398,032
Silver Bay Realty Trust, Series 2014-1, Class A, 144A	1.531%	(c)	09/17/31	292	290,057
Soundview Home Loan Trust, Series 2004-WMC1, Class M2	1.320%	(c)	01/25/35	56	53,106
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 144A	0.755%	(c)	01/25/37	12,431	8,181,185
Tricon American Homes Trust, Series 2015-SFR1, Class A, 144A	1.781%	(c)	05/17/32	348	347,754
U.S. Residential Opportunity Fund IV Trust, Series 2016-2IV, Class A, 144A	3.475%		08/27/36	2,806	2,798,849
US Residential Opportunity Fund II Trust, Series 2016-1II, Class A, 144A	3.475%		07/27/36	340	339,077
US Residential Opportunity Fund II Trust, Series 2016-2II, Class A, 144A	3.475%		08/27/36	1,723	1,718,883
US Residential Opportunity Fund III Trust, Series 2016-2III, Class A, 144A	3.475%		08/27/36	4,647	4,643,090
US Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 144A	3.475%		07/27/36	3,416	3,416,931
VOLT L LLC, Series 2016-NP10, Class A1, 144A^	3.500%		09/25/46	3,340	3,340,000
VOLT XLV LLC, Series 2016-NPL5, Class A1, 144A	4.000%		05/25/46	992	1,000,003

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 144A	3.844%		06/25/46	4,462	$4,487,855
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 144A	3.750%		06/25/46	5,043	5,060,939
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 144A	3.500%		07/25/46	1,660	1,661,427
VOLT XXXV, Series 2016-NPL9, Class A1, 144A	3.500%		09/25/46	3,155	3,154,787
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust, Series 2006-HE5, Class 1A	0.680%	(c)	10/25/36	661	499,235
Washington Mutual Asset-Backed Certificates WMABS Trust, Series 2006-HE4, Class 2A2	0.705%	(c)	09/25/36	1,532	774,721
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	4.500%		09/25/20	410	411,036

					119,536,151

TOTAL ASSET-BACKED SECURITIES (cost $380,887,640)					383,854,851

BANK LOANS(c) — 0.2%

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche Term Loan B-2	3.750%		06/30/19	4,290	4,077,799
Level 3 Financing, Inc., Tranche Term Loan B	4.000%		01/15/20	2,890	2,905,655

					6,983,454

Hotels, Restaurants & Leisure
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%		10/11/20	2,014	2,001,177

TOTAL BANK LOANS (cost $9,091,748)					8,984,631

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 144A	1.574%	(c)	09/15/26	296	295,682
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 144A	4.024%	(c)	09/15/26	561	555,675
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.716%	(c)	04/14/33	500	454,871
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.727%	(c)	08/14/34	1,470	1,297,183
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(c)	01/15/49	170	169,168
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4	5.451%		01/15/49	402	403,508
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4	6.436%	(c)	02/10/51	86	89,311
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	1.074%	(c)	09/15/48	1,978	120,177
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	4.727%		07/10/43	733	729,600
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 144A	0.974%	(c)	09/25/37	1,813	1,540,385
BBCMS Trust, Series 2015-SLP, Class D, 144A	3.724%	(c)	02/15/28	440	430,688
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%		08/10/35	693	732,467

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	1.122%	(c)	08/10/35	4,630	$366,560
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class A4	5.331%		02/11/44	242	244,228
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, 144A	1.217%	(c)	06/11/50	948	932,710
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM	6.084%	(c)	06/11/50	680	703,053
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A1A	5.602%		06/11/50	50	51,470
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4	5.471%	(c)	01/12/45	938	946,870
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	4.058%	(c)	03/10/33	700	671,703
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 144A	1.755%	(c)	05/15/29	735	736,382
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.671%	(c)	04/10/29	140	140,769
CD Mortgage Trust, Series 2006-CD3, Class AM	5.648%		10/15/48	1,770	1,771,510
CD Mortgage Trust, Series 2007-CD5, Class AMA	6.320%	(c)	11/15/44	953	993,220
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	1.924%	(c)	12/15/27	766	766,403
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.865%	(c)	01/10/48	1,390	156,884
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4	3.283%		05/10/58	200	210,122
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.937%	(c)	05/10/58	2,602	319,785
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.894%	(c)	05/10/58	1,440	83,641
CFCRE-RUM Mortgage Trust, Series 2015-RUM, Class A, 144A	2.224%	(c)	07/15/30	360	359,294
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.912%	(c)	04/10/28	200	194,160
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class AFL, 144A	2.174%	(c)	02/15/33	1,752	1,760,741
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class CFL, 144A	4.024%	(c)	02/15/33	894	899,001
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 144A	5.274%	(c)	02/15/33	1,102	1,111,998
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 144A	2.788%		04/10/49	330	229,457
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D	3.520%		09/08/31	100	100,023
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E	4.509%		09/08/31	150	150,029
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.635%	(c)	05/10/35	180	185,569
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.635%	(c)	05/10/35	2,597	2,478,793
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.603%	(c)	04/10/46	1,050	1,010,314
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, IO	1.424%	(c)	03/10/47	3,214	205,888
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA, IO	1.444%	(c)	05/10/47	2,405	172,170

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, IO, 144A	1.385%	(c)	10/10/47	1,000	$76,424
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 144A	1.674%	(c)	09/15/27	1,330	1,328,677
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	5.119%	(c)	05/10/49	320	328,165
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	4.923%		04/10/49	160	172,343
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, IO	1.878%	(c)	04/15/49	2,028	236,912
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, IO	0.994%	(c)	02/10/47	12,644	451,000
Commercial Mortgage Trust, Series 2007-C9, Class AJFL, 144A	1.208%	(c)	12/10/49	380	366,321
Commercial Mortgage Trust, Series 2007-C9, Class A4	6.007%	(c)	12/10/49	8,033	8,219,720
Commercial Mortgage Trust, Series 2007-GG9, Class A4	5.444%		03/10/39	5,613	5,621,219
Commercial Mortgage Trust, Series 2007-GG11, Class A4	5.736%		12/10/49	957	982,746
Commercial Mortgage Trust, Series 2012-9W57, Class A, 144A	2.365%		02/10/29	400	400,836
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.565%	(c)	12/10/47	250	261,999
Commercial Mortgage Trust, Series 2014-FL4, Class D, 144A	2.977%	(c)	07/13/31	2,000	1,945,245
Commercial Mortgage Trust, Series 2014-PAT, Class E, 144A	3.677%	(c)	08/13/27	140	137,891
Commercial Mortgage Trust, Series 2014-TWC, Class A, 144A	1.377%	(c)	02/13/32	475	473,921
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168%	(c)	02/10/35	50,000	370,205
Commercial Mortgage Trust, Series 2015-CR22, Class XA, IO	1.156%	(c)	03/10/48	8,747	503,129
Commercial Mortgage Trust, Series 2015-CR23, Class XA, IO	1.145%	(c)	05/10/48	8,337	477,769
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	1.118%	(c)	08/10/48	3,225	205,526
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%		02/10/48	2,500	1,932,549
Commercial Mortgage Trust, Series 2015-LC19, Class XA, IO	1.366%	(c)	02/10/48	11,567	892,395
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.456%	(c)	07/10/48	1,000	940,410
Commercial Mortgage Trust, Series 2015-LC21, Class XA, IO	1.017%	(c)	07/10/48	1,257	59,852
Commercial Mortgage Trust, Series 2016-DC2, Class XA, IO	1.236%	(c)	02/10/49	5,401	396,354
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.979%	(c)	02/10/34	495	465,941
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%		02/10/34	900	945,402
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.977%	(c)	02/10/34	320	325,566
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.977%	(c)	02/10/34	1,300	1,262,416
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.900%	(c)	02/10/34	3,930	147,002

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	1.076%	(c)	02/10/37	2,680	$179,125
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 144A	6.300%	(c)	11/12/43	298	302,785
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	549	549,803
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3	5.383%		02/15/40	496	496,461
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AMFL	0.760%	(c)	01/15/49	1,070	1,053,914
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4	5.695%	(c)	09/15/40	3,007	3,076,427
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.267%	(c)	02/15/41	740	761,358
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class E, 144A	3.674%	(c)	09/15/38	220	208,327
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 144A	1.844%	(c)	04/15/29	760	761,007
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 144A	4.373%		09/15/37	300	258,289
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 144A	3.943%	(c)	04/15/50	320	266,219
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, IO	1.212%	(c)	11/15/48	24,373	1,616,048
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C	4.912%	(c)	01/15/49	340	368,097
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.976%	(c)	01/15/49	2,010	240,854
CSMC, Series 2010-RR2, Class 2A, 144A	6.134%	(c)	09/15/39	3,052	3,083,346
CSMC Trust, Series 2015-GLPA, Class XA, IO, 144A^	0.395%	(c)	11/15/37	4,740	109,020
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%		11/15/34	693	749,344
Deutsche Bank Mortgage Trust, Series 2016-C3, Class D, 144A	3.636%	(c)	09/10/49	1,070	796,022
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673%	(c)	09/10/35	170	184,029
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.662%	(c)	07/25/22	12,623	325,080
FHLMC Multifamily Structured Pass Through Certificates, Series -K036, Class A2	3.527%	(c)	10/25/23	330	365,537
FHLMC Multifamily Structured Pass Through Certificates, Series -K046, Class A2	3.205%		03/25/25	220	239,901
FHLMC Multifamily Structured Pass-Through Certificates, Series -K034, Class A2	3.531%	(c)	07/25/23	300	332,098
FHLMC Multifamily Structured Pass-Through Certificates, Series -K057, Class X1, IO	1.194%	(c)	07/25/26	1,965	181,392
FHLMC Multifamily Structured Pass-Through Certificates, Series -KJ07, Class A2	2.312%		10/25/22	330	338,165
FHLMC Multifamily Structured Pass-Through Certificates, Series -KPLB, Class A	2.770%		05/25/25	670	702,730
FHLMC Multifamily Structured Pass-Through Certificates, Series -K028, Class X1, IO	0.471%	(c)	02/25/23	29,257	522,193
FHLMC Multifamily Structured Pass-Through Certificates, Series -K031, Class X1, IO	0.368%	(c)	04/25/23	15,055	208,434
FHLMC Multifamily Structured Pass-Through Certificates, Series -K033, Class X1, IO	0.428%	(c)	07/25/23	10,902	205,210
FHLMC Multifamily Structured Pass-Through Certificates, Series -K035, Class X1, IO	0.432%	(c)	08/25/23	13,446	324,329

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series -K036, Class X1, IO	0.918%	(c)	10/25/23	7,111	$317,975
FHLMC Multifamily Structured Pass-Through Certificates, Series -K038, Class X1, IO	1.189%	(c)	03/25/24	4,399	314,951
FHLMC Multifamily Structured Pass-Through Certificates, Series -K040, Class X1, IO	0.874%	(c)	09/25/24	10,336	504,123
FHLMC Multifamily Structured Pass-Through Certificates, Series -K046, Class X1, IO	0.501%	(c)	03/25/25	11,919	332,827
FHLMC Multifamily Structured Pass-Through Certificates, Series -K052, Class X1, IO	0.811%	(c)	11/25/25	4,613	227,782
FHLMC Multifamily Structured Pass-Through Certificates, Series -K053, Class X1, IO	0.894%	(c)	12/25/25	1,987	134,828
FHLMC Multifamily Structured Pass-Through Certificates, Series -K054, Class X1, IO	1.319%	(c)	01/25/26	3,386	302,637
FHLMC Multifamily Structured Pass-Through Certificates, Series -K055, Class A2	2.673%		03/25/26	410	428,980
FHLMC Multifamily Structured Pass-Through Certificates, Series -K055, Class X1, IO	1.503%	(c)	03/25/26	7,655	796,099
FHLMC Multifamily Structured Pass-Through Certificates, Series -K152, Class X1, IO	1.097%	(c)	01/25/31	3,101	293,490
FHLMC Multifamily Structured Pass-Through Certificates, Series -K721, Class X1, IO	0.458%	(c)	08/25/22	3,331	57,740
FREMF Mortgage Trust, Series 2015-K47, Class B, 144A	3.724%	(c)	06/25/48	401	398,787
FREMF Mortgage Trust, Series 2015-K49, Class B, 144A	3.848%	(c)	10/25/48	905	895,683
FREMF Mortgage Trust, Series 2015-K50, Class B, 144A	3.908%	(c)	10/25/48	1,145	1,138,160
FREMF Mortgage Trust, Series 2016-K54, Class B, 144A	4.189%	(c)	02/25/26	360	364,912
FREMF Mortgage Trust, Series 2016-K57, Class B, 144A	3.919%	(c)	08/25/49	220	214,259
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.495%	(c)	12/15/34	540	529,267
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.495%	(c)	12/15/34	1,090	1,037,018
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 144A	1.824%	(c)	12/15/34	3,111	3,118,960
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.495%	(c)	12/15/34	2,415	2,225,791
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.100%	(c)	04/16/53	12,730	272,677
Government National Mortgage Assoc., Series 2014-172, Class IO, IO	1.059%	(c)	01/16/49	6,082	372,140
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.869%	(c)	07/16/55	9,160	565,194
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.869%	(c)	07/16/55	42,069	2,402,943
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.933%	(c)	01/16/57	27,339	1,920,574
Government National Mortgage Assoc., Series 2016-119, Class IO, IO^	1.274%		10/16/52	2,530	222,956
Government National Mortgage Assoc., Series 2016-125, Class IO, IO^	1.148%		12/16/57	2,580	230,084
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.010%	(c)	08/16/58	2,330	190,602
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%		02/16/39	4,135	79,645

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%		08/16/41	3,021	$65,930
GS Mortgage Securities Trust, Series 2014-GC22, Class XA, IO	1.209%	(c)	06/10/47	19,648	1,115,235
GS Mortgage Securities Trust, Series 2015-GC32, Class A4	3.764%		07/10/48	130	142,964
GS Mortgage Securities Trust, Series 2016-GS3, Class A4	2.850%		10/10/49	1,840	1,892,506
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	5.988%	(c)	08/10/45	10,370	10,526,684
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.566%	(c)	08/10/44	2,025	2,224,300
Hilton USA Trust, Series 2013-HLT, Class AFX, 144A	2.662%		11/05/30	1,639	1,638,710
Hilton USA Trust, Series 2013-HLT, Class EFX, 144A	5.609%	(c)	11/05/30	100	100,154
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%		08/10/38	160	162,514
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B	3.986%		10/15/48	630	628,997
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA, IO	1.254%	(c)	08/15/47	1,536	97,413
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 144A	4.712%	(c)	09/15/47	210	170,441
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.517%	(c)	02/15/48	40,498	2,983,053
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, IO	1.339%	(c)	10/15/48	2,332	148,990
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XA, IO	1.199%	(c)	12/15/48	4,062	280,244
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4B, 144A	5.720%	(c)	03/18/51	100	100,968
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 144A	2.854%	(c)	10/06/38	950	975,055
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AM	5.593%		05/12/45	241	241,218
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3	5.336%		05/15/47	2,013	2,013,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4	5.440%		06/12/47	3,006	3,021,163
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.940%	(c)	06/15/49	3,291	3,336,678
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL	2.018%	(c)	02/12/51	548	533,125
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class XA, IO	1.294%	(c)	07/15/47	1,273	64,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 144A	1.774%	(c)	01/15/32	1,270	1,268,939
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 144A	3.824%	(c)	01/15/32	1,351	1,347,378
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 144A	2.224%	(c)	07/15/36	2,333	2,346,145

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.742%	(c)	09/05/32	1,040	$1,016,412
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-ATRM, Class D, 144A	5.355%		10/05/28	380	388,011
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3	5.430%		02/15/40	4,574	4,611,456
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.866%	(c)	09/15/45	9,082	9,408,436
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 144A	2.324%	(c)	09/15/28	435	438,017
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 144A	4.524%	(c)	09/15/28	128	127,928
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%		12/15/30	2,000	1,975,989
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A	6.008%	(c)	06/12/50	31	31,986
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	150	150,192
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	2,300	2,323,097
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4	5.810%	(c)	06/12/50	775	788,366
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class D, 144A	3.071%		02/15/48	100	72,037
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D	3.068%		10/15/48	140	101,741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, IO	1.299%	(c)	12/15/47	5,108	302,477
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.339%	(c)	12/15/47	1,070	71,512
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%		05/15/48	210	229,792
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, IO	1.301%	(c)	10/15/48	4,872	364,426
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%		10/15/48	210	227,856
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%		10/15/48	885	633,829
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.498%	(c)	10/15/48	1,180	114,351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, IO	1.821%	(c)	05/15/49	1,796	201,221
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	1.118%	(c)	05/15/49	2,230	175,158
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM	5.406%		03/15/44	1,800	1,813,971
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4	5.692%	(c)	04/15/49	1,948	1,969,203
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	5.809%		12/12/49	1,060	1,089,917
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.477%	(c)	01/11/43	1,802	1,886,000
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(c)	07/13/29	130	128,029
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.560%	(c)	07/13/29	1,100	1,065,842

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.164%	(c)	05/15/48	140	$139,369
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 144A	3.274%	(c)	08/15/26	200	199,700
Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4A, 144A	5.988%	(c)	08/12/45	82	82,683
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 144A^	2.000%		07/27/49	597	594,103
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	3,345	3,352,829
Motel 6 Trust, Series 2015-MTL6, Class C, 144A	3.644%		02/05/30	3,780	3,777,009
New York Mortgage Securitization Trust, Series 2013-1, Class A, 144A^	5.774%	(c)	08/27/24	285	286,425
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A^	0.500%		12/25/44	1,060	1,059,907
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 144A^	2.955%	(c)	06/25/45	1,378	1,388,372
Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 144A	2.972%	(c)	04/25/46	1,480	1,483,086
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(c)	10/15/48	2,190	2,183,541
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.342%		12/15/43	6,150	6,189,242
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	2,000	2,033,201
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 144A	5.703%		06/15/49	4,000	4,065,564
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.678%		05/15/46	766	779,731
Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Series 2007-C32, Class AMFL, 144A	0.750%	(c)	06/15/49	1,000	962,369
Waldorf Astoria Boca Raton Trust 2016-BOCA, Series 2016-BOCA, Class A, 144A	1.858%	(c)	06/15/29	940	940,062
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	5.045%	(c)	01/15/59	580	514,892
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO	1.135%	(c)	02/15/48	1,187	72,821
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, IO	1.168%	(c)	09/15/58	911	60,381
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XA, IO	1.334%	(c)	05/15/48	2,354	162,140
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.495%	(c)	05/15/48	1,040	37,298
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C	4.756%	(c)	12/15/48	100	104,235
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, IO	1.981%	(c)	03/15/59	4,083	484,672
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.420%	(c)	06/15/44	1,350	1,419,303
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	2.282%	(c)	11/15/45	2,837	235,877
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.345%	(c)	05/15/47	1,259	73,853

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $196,978,720)					195,212,834

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 35.2%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	3.750%	02/15/23	572	$597,515
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	03/15/22	915	977,774
Omnicom Group, Inc., Gtd. Notes	3.650%	11/01/24	503	534,512

				2,109,801

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%	12/15/20	456	466,749
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	3.850%	12/15/25	232	246,702
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%	10/07/44	68	75,188
Boeing Co. (The), Sr. Unsec’d. Notes	2.200%	10/30/22	114	115,867
Boeing Co. (The), Sr. Unsec’d. Notes	2.600%	10/30/25	162	167,102
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25	3,040	3,055,200
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	448	456,373
Harris Corp., Sr. Unsec’d. Notes	4.854%	04/27/35	611	671,168
Harris Corp., Sr. Unsec’d. Notes	5.054%	04/27/45	495	566,908
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%	01/15/23	153	161,345
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26	514	555,422
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35	641	657,032
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	242	259,237
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%	05/15/36	164	186,623
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%	05/15/46	337	400,397
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	687	712,820
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18	2,618	2,632,268
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45	733	811,352

				12,197,753

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	2.625%	01/14/20	997	1,031,394
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	577	602,469
Altria Group, Inc., Gtd. Notes	3.875%	09/16/46	1,700	1,763,667
Altria Group, Inc., Gtd. Notes	4.250%	08/09/42	445	481,461
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	587	739,051
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125%	08/21/17	2,194	2,192,894
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.750%	02/25/26	3,631	3,724,742
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	854	918,502
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	265	318,645
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18	746	756,848
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	328	345,079
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	4,995	6,584,714

				19,459,466

Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	1,527	1,565,392
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20	1,006	1,016,060
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	898	921,578

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28		558	$532,653

					4,035,683

Apparel — 0.2%
BiSoho SAS (France), Sr. Sec’d. Notes, RegS	5.875%	05/01/23	EUR	100	119,025
Hanesbrands, Inc., Gtd. Notes, 144A	4.625%	05/15/24		1,845	1,893,431
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26		1,410	1,441,725
NIKE, Inc., Sr. Unsec’d. Notes	3.875%	11/01/45		710	778,323
Wolverine World Wide, Inc., Gtd. Notes, 144A	5.000%	09/01/26		1,950	1,969,500

					6,202,004

Auto Manufacturers — 1.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.450%	05/18/20		2,036	2,078,980
Fiat Chrysler Finance Europe (United Kingdom), Gtd. Notes, GMTN	4.750%	07/15/22	EUR	100	122,720
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.724%	12/06/17		4,597	4,601,321
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.021%	05/03/19		5,418	5,428,571
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19		19,130	19,361,798
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19		1,355	1,376,252
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%	03/18/21		3,122	3,212,026
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%	09/20/22		1,437	1,554,877
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35		8,255	8,543,570
General Motors Co., Sr. Unsec’d. Notes	5.200%	04/01/45		6,075	6,319,093
General Motors Financial Co., Inc., Gtd. Notes	2.625%	07/10/17		1,216	1,225,647
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19		412	419,963
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21		4,852	4,911,587
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22		1,006	1,020,393
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20		1,616	1,681,661
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25		979	988,248
General Motors Financial Co., Inc., Gtd. Notes	4.750%	08/15/17		1,497	1,537,488
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%	10/30/20		5,345	5,538,783
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	2.750%	05/17/21		1,770	1,847,931

					71,770,909

Auto Parts & Equipment — 0.2%
BorgWarner, Inc., Sr. Unsec’d. Notes(a)	3.375%	03/15/25		857	876,638
Delphi Automotive PLC (United Kingdom), Gtd. Notes(a)	4.250%	01/15/26		950	1,034,907
Delphi Automotive PLC (United Kingdom), Gtd. Notes	4.400%	10/01/46		454	463,471
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26		1,630	1,676,863
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%	11/15/23		2,030	2,116,275
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	2.750%	09/15/21	EUR	100	112,321
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.250%	09/15/23	EUR	100	111,947
LKQ Italia Bondco SpA, Gtd. Notes, RegS	3.875%	04/01/24	EUR	100	119,637
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, RegS, PIK	5.750%	11/15/21	EUR	60	73,548

					6,585,607

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks — 6.7%
Allied Irish Banks PLC (Ireland), Sub. Notes, EMTN	4.125%	(c)	11/26/25	EUR	100	$107,870
Banco Bilbao Vizcaya Argentaria SA (Spain), Jr. Sub. Notes, RegS	7.000%	(c)	12/29/49	EUR	200	208,961
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN(d)	4.000%		01/21/19	EUR	100	24,489
Banco Nacional de Comercio Exterior SNC (Mexico), Sub. Notes, 144A	3.800%	(c)	08/11/26		955	927,257
Banco Popular Espanol SA (Spain), Jr. Sub. Notes, EMTN	11.500%	(c)	10/29/49	EUR	100	115,706
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.625%		02/13/17		6,610	6,657,592
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22		3,785	4,014,886
Banco Santander SA (Spain), Jr. Sub. Notes	6.250%	(c)	03/12/49	EUR	100	100,540
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%		03/27/18		2,003	2,037,203
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%		10/18/20		5,777	6,361,939
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	3.300%		10/03/18		3,735	3,846,430
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%		04/19/21		6,405	6,506,910
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		1,969	2,038,246
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/21/20		2,897	2,916,946
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		1,546	1,651,618
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44		232	268,871
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21		7,515	8,400,943
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18		1,425	1,537,373
Bank of Ireland (Ireland), Jr. Sub. Notes	7.375%	(c)	12/29/49	EUR	200	213,921
Bank of Ireland (Ireland), Sub. Notes, EMTN	4.250%	(c)	06/11/24	EUR	100	111,190
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/29/49		9,698	9,552,530
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%		05/03/21		8,085	8,139,776
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.100%		01/15/19		1,854	1,884,991
Bankia SA (Spain), Sub. Notes, MTN	4.000%	(c)	05/22/24	EUR	100	111,397
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20		12,245	12,318,372
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20		1,323	1,353,871
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%		04/08/18		5,680	5,779,400
BNP Paribas SA (France), Jr. Sub. Notes, 144A	7.375%	(c)	12/29/49		200	199,500
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.300%		10/15/18		584	593,934
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21		40	44,512
Capital One Financial Corp., Sub. Notes	3.750%		07/28/26		6,014	6,035,314
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19		250	253,954
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%		02/05/18		1,778	1,782,482
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18		2,159	2,193,261
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19		2,077	2,119,267
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%		10/26/20		735	750,794
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21		610	623,239
Citigroup, Inc., Sub. Notes	3.500%		05/15/23		2,163	2,222,139
Citigroup, Inc., Sub. Notes	3.875%		03/26/25		1,875	1,935,013
Citigroup, Inc., Sub. Notes	4.050%		07/30/22		8,895	9,452,903

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sub. Notes	4.125%		07/25/28		1,890	$1,921,427
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18		703	711,122
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25		1,582	1,669,447
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes	6.625%	(c)	12/29/49	EUR	200	236,218
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21		842	866,228
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20		1,874	1,880,821
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45		625	660,163
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26		1,213	1,220,083
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%		06/14/21		1,798	1,828,028
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%		04/25/19		575	578,829
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%		11/15/21		3,653	3,644,525
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20		1,331	1,352,771
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19		2,719	2,774,541
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		04/25/21		1,241	1,260,155
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%		09/15/20		637	652,496
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.875%		02/25/21		1,050	1,076,925
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		791	818,040
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23		565	596,948
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25		2,223	2,334,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		5,915	6,870,503
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44		461	518,491
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		3,040	3,870,862
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22		6,832	6,808,751
HSH Nordbank AG (Germany), Sub. Notes, EMTN	0.501%	(c)	02/14/17	EUR	50	54,202
Intesa Sanpaolo SpA (Italy), Jr. Sub. Notes, EMTN	7.000%	(c)	12/29/49	EUR	200	207,821
Intesa Sanpaolo SpA (Italy), Sub. Notes, EMTN	2.855%		04/23/25	EUR	100	109,383
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19		1,012	1,027,869
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20		2,075	2,113,487
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%		05/18/23		950	959,800
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20		128	131,719
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26		1,999	2,051,572
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25		1,087	1,172,132
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		3,275	3,596,084
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,425	3,792,540
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21		1,115	1,234,787
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	1.350%		02/15/17		2,733	2,734,309
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24		2,784	2,930,923

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27		990	$1,062,211
Lloyds Banking Group PLC (United Kingdom), Gtd. Notes	3.100%		07/06/21		990	1,011,485
Lloyds Banking Group PLC (United Kingdom), Sub. Notes, 144A	5.300%		12/01/45		239	257,281
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20		6,818	6,994,368
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		8,145	9,284,771
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24		7,796	8,226,004
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		1,590	1,688,726
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26		902	957,637
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25		1,406	1,511,955
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23		5,668	5,577,272
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21		9,980	9,975,938
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45		1,935	1,965,289
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, MTN, 144A	4.750%		09/15/25		822	822,924
Societe Generale SA (France), Jr. Sub. Notes, 144A	7.375%	(c)	12/29/49		200	196,000
State Street Capital Trust IV, Ltd. Gtd. Notes	1.850%	(c)	06/15/37		344	295,840
State Street Corp., Sr. Unsec’d. Notes	2.650%		05/19/26		2,470	2,498,094
Toronto-Dominion Bank (Canada), Certificate of Deposit	1.304%	(c)	08/15/17		5,910	5,913,641
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22		4,519	4,510,590
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25		861	902,319
UniCredit SpA (Italy), Sub. Notes, EMTN	6.950%		10/31/22	EUR	100	126,633
US Bancorp, Sr. Unsec’d. Notes, MTN	2.375%		07/22/26		2,760	2,725,867
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,869	1,947,106
US Bancorp, Sub. Notes, MTN	3.100%		04/27/26		1,174	1,212,733
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100%		07/26/21		4,770	4,753,658
Wells Fargo & Co., Sr. Unsec’d. Notes	3.900%		05/01/45		1,357	1,396,109
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%		07/22/20		939	958,052
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.550%		12/07/20		874	891,151
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.550%		09/29/25		1,025	1,082,575
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45		499	549,404

						260,959,476

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21		1,463	1,509,664
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23		1,520	1,604,374
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26		6,627	7,117,398
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36		705	810,590
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46		600	713,869
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%		07/15/42		418	418,382
Molson Coors Brewing Co., Gtd. Notes	3.000%		07/15/26		1,614	1,625,179
Molson Coors Brewing Co., Gtd. Notes	4.200%		07/15/46		575	599,116
Molson Coors Brewing Co., Gtd. Notes	5.000%		05/01/42		296	342,824

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46		988	$1,169,812

					15,911,208

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20		1,388	1,409,111
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45		1,568	1,647,065
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51		1,491	1,593,576
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20		2,221	2,306,626
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22		1,153	1,234,973
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25		734	799,142
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45		317	372,873
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22		1,336	1,402,217
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20		316	324,316
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23		859	868,105
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26		238	256,165
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45		735	784,878
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35		270	296,849
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46		649	725,291
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44		1,027	1,146,147

					15,167,334

Building Materials — 0.3%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22		272	298,180
CRH America, Inc. (Ireland), Gtd. Notes, 144A	3.875%	05/18/25		1,030	1,107,586
HeidelbergCement AG (Germany), Gtd. Notes, EMTN	2.250%	03/30/23	EUR	50	59,082
LafargeHolcim Finance US LLC (Switzerland), Gtd. Notes, 144A	4.750%	09/22/46		1,866	1,928,045
Owens Corning, Gtd. Notes	4.200%	12/01/24		1,950	2,068,761
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25		345	369,150
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41		7,505	7,317,375

					13,148,179

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35		664	652,753
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.500%	09/27/26		808	812,836
Air Liquide Finance SA (France), Gtd. Notes, 144A	3.500%	09/27/46		304	310,661
Braskem America Finance Co. (Brazil), Gtd. Notes, 144A	7.125%	07/22/41		5,925	6,258,281
CF Industries, Inc., Gtd. Notes(a)	3.450%	06/01/23		655	659,926
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		912	900,440
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42		355	361,389
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		637	674,926
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42		675	691,953
Ineos Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	4.000%	05/01/23	EUR	100	112,493
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22		5,370	5,546,576
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44		4,760	4,551,750
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24		3,945	4,284,665
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23		3,610	3,736,783

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
PSPC Escrow Corp., Sr. Unsec’d. Notes, RegS	6.000%	02/01/23	EUR	100	$105,072
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42		271	266,363

					29,926,867

Coal
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22		620	570,400

Commercial Services — 0.3%
Avis Budget Finance PLC, Gtd. Notes, RegS	4.125%	11/15/24	EUR	100	108,977
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42		280	277,626
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22		3,990	3,790,500
Cognita Financing PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.750%	08/15/21	GBP	100	135,447
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20		857	873,035
Loxam SAS (France), Sec’d. Notes, RegS	3.500%	05/03/23	EUR	100	114,582
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116		659	656,174
Moody’s Corp., Sr. Unsec’d. Notes	4.500%	09/01/22		923	1,027,721
TMF Group Holding BV (Netherlands), Gtd. Notes, RegS	9.875%	12/01/19	EUR	100	119,345
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26		2,018	2,234,596
University of Southern California, Unsec’d. Notes	3.028%	10/01/39		1,279	1,266,999
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116		642	687,235

					11,292,237

Computers — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	2.100%	05/06/19		2,480	2,534,220
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26		3,520	3,741,436
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45		587	560,861
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46		4,933	5,692,317
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	7.125%	06/15/24		1,270	1,396,807
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%	07/15/36		1,960	2,304,060
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46		1,395	1,670,305
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18		1,975	2,012,294
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	3.600%	10/15/20		8,848	9,283,525
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	6.200%	10/15/35		3,720	3,876,657
HP, Inc., Sr. Unsec’d. Notes	3.750%	12/01/20		189	199,107
International Business Machines Corp., Sr. Unsec’d. Notes	3.450%	02/19/26		6,235	6,742,305

					40,013,894

Distribution/Wholesale
Rexel SA (France), Sr. Unsec’d. Notes	3.500%	06/15/23	EUR	100	114,863

Diversified Financial Services — 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19		7,896	8,063,790
Air Lease Corp., Sr. Unsec’d. Notes	3.000%	09/15/23		3,546	3,505,682
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%	04/01/23		785	822,287
Aircastle Ltd., Sr. Unsec’d. Notes	5.500%	02/15/22		950	1,023,625

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		6,700	$6,712,563
Ally Financial, Inc., Gtd. Notes	7.500%		09/15/20		10,540	11,989,250
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19		1,851	1,881,079
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21		590	601,063
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19		1,833	1,870,419
Bear Stearns Cos. LLC (The), Gtd. Notes	4.650%		07/02/18		2,690	2,835,854
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19		250	252,898
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	3.373%		11/15/25		3,250	3,516,555
Intercontinental Exchange, Inc., Gtd. Notes	2.750%		12/01/20		550	571,029
Intercontinental Exchange, Inc., Gtd. Notes	3.750%		12/01/25		454	491,546
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18		1,090	1,115,887
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19		4,560	4,884,900
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		408	425,829
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%		04/01/24		1,417	1,527,610
Mercury Bondco PLC (Italy), Sr. Sec’d. Notes, RegS, PIK	8.250%		05/30/21	EUR	100	115,807
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	(c)	04/30/43		3,730	3,787,144
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		6,810	6,912,150
Quicken Loans, Inc., Gtd. Notes, 144A(a)	5.750%		05/01/25		2,685	2,664,863
Springleaf Finance Corp., Gtd. Notes	5.250%		12/15/19		5,696	5,817,040
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20		1,850	1,893,938
Springleaf Finance Corp., Gtd. Notes, MTN	6.500%		09/15/17		5,000	5,175,000
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19		1,068	1,080,580
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		506	512,342
Synchrony Financial, Sr. Unsec’d. Notes	4.500%		07/23/25		1,223	1,292,408
Visa, Inc., Sr. Unsec’d. Notes	2.800%		12/14/22		2,109	2,210,932
Visa, Inc., Sr. Unsec’d. Notes	3.150%		12/14/25		868	916,895
Visa, Inc., Sr. Unsec’d. Notes	4.150%		12/14/35		217	245,624

						84,716,589

Electric — 1.6%
AES Corp., Sr. Unsec’d. Notes	3.842%	(c)	06/01/19		1,671	1,675,177
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		07/14/25		273	283,085
Alabama Power Co., Sr. Unsec’d. Notes	2.800%		04/01/25		233	241,626
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%		08/15/46		562	561,896
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	2.400%		02/01/20		542	555,176
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	3.500%		02/01/25		548	587,999
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%		04/01/44		588	697,335
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%		03/01/24		1,277	1,393,420
Commonwealth Edison Co., First Mortgage	4.700%		01/15/44		524	624,802
Consumers Energy Co., First Mortgage	3.950%		05/15/43		561	617,977
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.500%		12/01/19		1,310	1,341,633
DTE Electric Co., General Ref. Mortgage	3.950%		06/15/42		647	706,232
DTE Energy Co., Sr. Unsec’d. Notes	2.400%		12/01/19		404	412,046
DTE Energy Co., Sr. Unsec’d. Notes	2.850%		10/01/26		5,480	5,439,229
DTE Energy Co., Sr. Unsec’d. Notes	3.500%		06/01/24		1,704	1,815,140
Duke Energy Carolinas LLC, First Mortgage	4.250%		12/15/41		753	836,532
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45		547	570,583
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%		09/01/26		630	618,198

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

		Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Corp., Sr. Unsec’d. Notes		3.050%		08/15/22		71	$74,219
Duke Energy Corp., Sr. Unsec’d. Notes		3.750%		04/15/24		893	964,336
Duke Energy Corp., Sr. Unsec’d. Notes		3.750%		09/01/46		407	394,698
Duke Energy Corp., Sr. Unsec’d. Notes		4.800%		12/15/45		725	823,076
Duke Energy Florida LLC, First Mortgage		3.850%		11/15/42		302	315,120
Emera US Finance LP (Canada), Gtd. Notes, 144A		2.150%		06/15/19		1,209	1,222,224
Emera US Finance LP (Canada), Gtd. Notes, 144A		2.700%		06/15/21		1,821	1,863,533
Emera US Finance LP (Canada), Gtd. Notes, 144A		3.550%		06/15/26		1,436	1,488,270
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes		4.250%		04/15/24		1,395	1,481,141
Enel SpA (Italy), Jr. Sub. Notes		6.500%	(c)	01/10/74	EUR	100	121,435
Enel SpA (Italy), Jr. Sub. Notes		7.750%	(c)	09/10/75	GBP	100	143,985
Entergy Arkansas, Inc., First Mortgage		3.700%		06/01/24		1,987	2,160,328
Entergy Corp., Sr. Unsec’d. Notes		2.950%		09/01/26		2,166	2,169,526
Exelon Corp., Sr. Unsec’d. Notes		2.450%		04/15/21		329	335,569
Exelon Corp., Sr. Unsec’d. Notes		2.850%		06/15/20		1,605	1,664,202
FirstEnergy Corp., Sr. Unsec’d. Notes		2.750%		03/15/18		2,665	2,696,010
Florida Power & Light Co., First Mortgage		3.800%		12/15/42		524	565,972
Gas Natural Fenosa Finance BV (Spain), Gtd. Notes		3.375%	(c)	12/29/49	EUR	100	107,028
Generacion Mediterranea SA / Generacion Frias SA / Central Termica Roca SA (Argentina), Gtd. Notes, 144A		9.625%		07/27/23		162	168,885
Northern States Power Co., First Mortgage		3.600%		05/15/46		1,704	1,783,461
Pacific Gas & Electric Co., Sr. Unsec’d. Notes		4.300%		03/15/45		402	450,895
Pacific Gas & Electric Co., Sr. Unsec’d. Notes		4.750%		02/15/44		717	855,666
PacifiCorp, First Mortgage		3.350%		07/01/25		1,482	1,595,532
PacifiCorp, First Mortgage		3.600%		04/01/24		2,167	2,360,411
PG&E Corp., Sr. Unsec’d. Notes		2.400%		03/01/19		942	960,313
Progress Energy, Inc., Sr. Unsec’d. Notes		4.875%		12/01/19		213	233,300
Public Service Co. of Colorado, First Mortgage		2.500%		03/15/23		1,112	1,133,169
Puget Sound Energy, Inc., Sr. Sec’d. Notes		4.300%		05/20/45		1,141	1,313,096
Southern Co. (The), Sr. Unsec’d. Notes		3.250%		07/01/26		4,577	4,740,605
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A		3.850%		06/01/25		1,916	2,042,787
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A		4.250%		01/14/25		3,060	3,215,185
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A		4.625%		07/26/23		360	386,454
Virginia Electric & Power Co., Sr. Unsec’d. Notes		3.450%		02/15/24		857	927,863
Virginia Electric & Power Co., Sr. Unsec’d. Notes		4.200%		05/15/45		543	605,740
Virginia Electric & Power Co., Sr. Unsec’d. Notes		4.450%		02/15/44		546	624,886

							60,967,006

Electrical Components & Equipment — 0.1%
EnerSys, Gtd. Notes, 144A		5.000%		04/30/23		1,040	1,038,700
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A		2.878%		04/15/20		2,460	2,481,724
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A		3.900%		04/15/25		1,415	1,444,483

							4,964,907

Electronics — 0.1%
Flex Ltd., Gtd. Notes	Ba1	4.750%		06/15/25		2,405	2,560,553

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electronics (cont’d.)
Trionista Holdco GmbH (Germany), Sr. Sec’d. Notes, RegS	5.000%	04/30/20	EUR	100	$115,162

					2,675,715

Entertainment
Codere Finance 2 Luxembourg SA (Spain), Sec’d. Notes, PIK, 144A	9.000%	06/30/21		13	13,309
Codere Finance 2 Luxembourg SA (Spain), Sec’d. Notes, RegS, PIK	9.000%	06/30/21		7	7,018
Gala Electric Casinos PLC (United Kingdom), Sec’d. Notes, RegS	11.500%	06/01/19	GBP	64	85,162
Gala Group Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	8.875%	09/01/18	GBP	25	33,403
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250%	02/15/22		200	212,000
PortAventura Entertainment Barcelona BV (Spain), Sr. Sec’d. Notes, RegS	7.250%	12/01/20	EUR	100	116,538
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	03/15/22		105	108,413
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23		970	984,550
Vue International Bidco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.875%	07/15/20	GBP	100	134,540

					1,694,933

Environmental Control — 0.1%
Befesa Zinc SAU Via Zinc Capital SA (Luxembourg), Sr. Sec’d. Notes, RegS	8.875%	05/15/18	EUR	100	114,470
Bilbao Luxembourg SA (Luxembourg), Sr. Sec’d. Notes, RegS, PIK	11.062%	12/01/18	EUR	100	112,083
Republic Services, Inc., Sr. Unsec’d. Notes	3.200%	03/15/25		1,233	1,290,511
Waste Management, Inc., Gtd. Notes	3.125%	03/01/25		665	697,674
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35		724	771,960

					2,986,698

Foods — 0.1%
Arcor SAIC (Argentina), Sr. Unsec’d. Notes, 144A	6.000%	07/06/23		51	54,315
Casino Guichard Perrachon SA (France), Sr. Unsec’d. Notes, EMTN	3.248%	03/07/24	EUR	100	121,542
Kraft Foods Group, Inc., Gtd. Notes	6.875%	01/26/39		332	460,830
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		1,123	1,131,959
Marfrig Holdings Europe BV (Brazil), Gtd. Notes, 144A	8.000%	06/08/23		200	204,900
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	6.500%	09/20/26		212	208,290
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%	04/14/18		3,070	3,237,929
Sysco Corp., Gtd. Notes	4.500%	04/01/46		401	437,252
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	5.000%	03/24/23	GBP	100	141,873

					5,998,890

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21		4,180	4,500,940
Fibria Overseas Finance Ltd. (Brazil), Gtd. Notes	5.250%	05/12/24		245	254,800
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25		829	1,104,953

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Forest Products & Paper (cont’d.)
International Paper Co., Sr. Unsec’d. Notes	3.650%	06/15/24		816	$858,288
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44		597	630,147
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, RegS	2.750%	02/01/25	EUR	100	117,391
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26		5,090	5,128,684
Suzano Trading Ltd. (Brazil), Series 144A, Gtd. Notes, 144A	5.875%	01/23/21		161	168,245

					12,763,448

Gas
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29		226	237,300
NiSource Finance Corp., Gtd. Notes	3.850%	02/15/23		1,044	1,117,540
Sempra Energy, Sr. Unsec’d. Notes	2.875%	10/01/22		532	549,976

					1,904,816

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.550%	03/15/22		2,000	2,055,058
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.450%	05/15/17		997	998,647
Becton, Dickinson and Co., Sr. Unsec’d. Notes	1.800%	12/15/17		399	400,816
Becton, Dickinson and Co., Sr. Unsec’d. Notes	2.675%	12/15/19		1,358	1,402,420
Becton, Dickinson and Co., Sr. Unsec’d. Notes	3.125%	11/08/21		692	727,310
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44		179	204,146
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%	10/01/18		994	1,016,755
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20		1,103	1,136,783
Boston Scientific Corp., Sr. Unsec’d. Notes	3.850%	05/15/25		1,435	1,526,956
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20		924	955,686
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22		636	673,621
Medtronic, Inc., Gtd. Notes	3.625%	03/15/24		1,271	1,382,379
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44		775	906,466
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45		997	1,171,463
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.800%	09/15/20		883	910,199
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25		251	267,520
Stryker Corp., Sr. Unsec’d. Notes	3.375%	11/01/25		459	481,425
Stryker Corp., Sr. Unsec’d. Notes	3.500%	03/15/26		677	717,177
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46		583	653,913
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%	09/19/26		1,944	1,929,268
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.300%	02/15/22		951	996,584
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650%	12/15/25		280	295,782
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25		534	550,365
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	4.250%	08/15/35		867	879,833

					22,240,572

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.400%	06/15/21		2,220	2,245,705
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26		2,508	2,549,946
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42		228	235,223
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42		753	823,738
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18		3,248	3,290,516
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	08/15/44		596	650,105
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45		400	438,839
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21		3,105	3,291,300
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25		2,321	2,393,060
Dignity Health, Sec’d. Notes	5.267%	11/01/64		303	361,131

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
HCA, Inc., Gtd. Notes	7.500%	02/15/22		2,710	$3,109,725
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		3,900	3,968,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20		845	860,966
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23		950	998,687
Molina Healthcare, Inc., Gtd. Notes	5.375%	11/15/22		1,360	1,404,200
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.563%	08/01/36		324	340,405
Northwell Healthcare, Inc., Sec’d. Notes	3.979%	11/01/46		810	819,160
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45		350	457,549
Providence St Joseph Health Obligated Group, Unsec’d. Notes	3.744%	10/01/47		380	389,771
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21		646	679,516
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.000%	11/10/25		525	554,040
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45		350	426,014
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.250%	07/01/22	EUR	100	118,851
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20		540	561,082
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21		661	696,554
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22		534	573,415
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		931	989,171
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35		176	204,384
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22		3,775	3,897,688

					37,328,991

Holding Companies-Diversified
ProGroup AG (Germany), Sr. Sec’d. Notes, RegS	5.125%	05/01/22	EUR	100	119,637

Home Builders — 0.1%
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	7.250%	10/15/20		364	320,320
KB Home, Gtd. Notes	4.750%	05/15/19		2,995	3,058,644
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25		1,250	1,281,250

					4,660,214

Household Products/Wares — 0.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	1.900%	05/22/19		1,894	1,930,549
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.650%	03/01/25		510	529,988
Kimberly-Clark Corp., Sr. Unsec’d. Notes	2.750%	02/15/26		568	590,073

					3,050,610

Housewares — 0.2%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19		2,095	2,150,842
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		3,699	4,028,610

					6,179,452

Insurance — 0.8%
Allstate Corp. (The), Sr. Unsec’d. Notes	3.150%	06/15/23		625	662,507
American International Group, Inc., Sr. Unsec’d. Notes	3.375%	08/15/20		1,095	1,155,460
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25		831	871,591

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35		711	$697,181
American International Group, Inc., Sr. Unsec’d. Notes	3.900%	04/01/26		6,908	7,308,270
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55		685	647,374
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		314	319,854
Aon PLC, Gtd. Notes	4.750%	05/15/45		1,175	1,273,733
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26		2,645	2,780,054
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25		424	433,280
Loews Corp., Sr. Unsec’d. Notes	2.625%	05/15/23		725	731,711
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%	03/14/26		172	185,913
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A	2.350%	04/09/19		1,924	1,967,319
MetLife, Inc., Sr. Unsec’d. Notes	4.050%	03/01/45		1,009	1,000,847
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.300%	04/10/17		5,464	5,469,737
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%	04/10/19		3,438	3,504,577
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43		871	1,039,163
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18		1,159	1,172,775

					31,221,346

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.600%	12/05/19		1,547	1,605,130
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	03/05/18		7,450	7,615,710
United Group BV (Netherlands), Sr. Sec’d. Notes, RegS	7.875%	11/15/20	EUR	100	116,829

					9,337,669

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.750%	03/01/41		585	609,863
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	10/15/39		3,796	4,099,680
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43		535	610,000
Steel Dynamics, Inc., Gtd. Notes	6.375%	08/15/22		481	506,253

					5,825,796

Leisure Time
Cirsa Funding Luxembourg SA (Spain), Gtd. Notes, RegS	5.875%	05/15/23	EUR	100	116,689

Lodging
Hilton Domestic Operating Co., Inc., Sr. Unsec’d. Notes, 144A	4.250%	09/01/24		1,390	1,417,800

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%	04/26/20		2,901	2,916,955

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.350%	06/12/24		1,721	1,846,416
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25		985	1,018,961

					2,865,377

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media — 2.1%
21st Century Fox America, Inc., Gtd. Notes	3.700%	09/15/24		550	$594,067
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25		263	284,857
21st Century Fox America, Inc., Gtd. Notes	4.750%	09/15/44		385	421,624
21st Century Fox America, Inc., Gtd. Notes	4.950%	10/15/45		113	128,102
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, RegS	5.250%	02/15/23	EUR	100	116,436
Altice Luxembourg SA (Luxembourg), Gtd. Notes, RegS	6.250%	02/15/25	EUR	100	112,746
CBS Corp., Gtd. Notes	2.300%	08/15/19		1,113	1,128,240
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22		3,180	3,323,100
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24		3,630	3,856,875
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	3.579%	07/23/20		1,251	1,307,543
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22		1,392	1,502,054
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%	07/23/25		2,071	2,284,427
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		1,264	1,488,714
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45		3,329	4,025,833
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		2,115	2,202,244
Comcast Corp., Gtd. Notes	2.750%	03/01/23		3,821	3,959,286
Comcast Corp., Gtd. Notes	3.150%	03/01/26		2,919	3,082,662
Comcast Corp., Gtd. Notes	3.375%	08/15/25		1,652	1,775,299
Comcast Corp., Gtd. Notes	3.400%	07/15/46		1,055	1,025,568
Comcast Corp., Gtd. Notes	4.250%	01/15/33		335	372,076
Comcast Corp., Gtd. Notes	4.400%	08/15/35		771	873,270
Comcast Corp., Gtd. Notes	4.600%	08/15/45		495	571,702
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350%	09/15/26		790	796,362
Discovery Communications LLC, Gtd. Notes	3.450%	03/15/25		780	771,046
Discovery Communications LLC, Gtd. Notes	4.875%	04/01/43		1,361	1,295,228
Discovery Communications LLC, Gtd. Notes	4.900%	03/11/26		3,389	3,682,084
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23		3,940	3,831,650
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20		7,359	8,096,372
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49		1,372	1,464,610
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43		1,091	1,226,844
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.750%	11/15/19		821	842,913
SFR Group SA (France), Sr. Sec’d. Notes, RegS	5.375%	05/15/22	EUR	100	115,986
SFR Group SA (France), Sr. Sec’d. Notes, RegS	5.625%	05/15/24	EUR	100	115,930
Telenet Finance V Luxembourg SCA (Luxembourg), Sr. Sec’d. Notes, RegS	6.750%	08/15/24	EUR	100	123,850
Time Warner Cable LLC, Sr. Sec’d. Notes	4.000%	09/01/21		244	258,962
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%	02/15/21		2,036	2,161,112
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%	09/15/42		83	79,203

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20		841	$911,641
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41		699	746,117
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40		3,720	4,131,012
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37		780	924,792
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39		2,020	2,457,431
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19		1,131	1,147,967
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25		677	720,128
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44		1,036	1,121,814
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	100	115,425
Viacom, Inc., Sr. Unsec’d. Notes	2.250%	02/04/22		1,441	1,434,256
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19		1,438	1,460,670
Viacom, Inc., Sr. Unsec’d. Notes	3.450%	10/04/26		519	518,715
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	03/01/21		863	938,734
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44		1,345	1,408,137
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23		4,380	4,599,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21		180	187,650
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	4.875%	01/15/27	GBP	100	129,809
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000%	04/15/21	GBP	90	120,881

					82,373,056

Mining — 0.7%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(a)	4.875%	05/14/25		5,339	5,445,780
Anglo American Capital PLC (United Kingdom), Gtd. Notes, EMTN	2.500%	04/29/21	EUR	100	111,359
Anglo American Capital PLC (United Kingdom), Gtd. Notes, EMTN	3.500%	03/28/22	EUR	100	114,941
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%	05/01/23		1,120	1,207,829
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42		1,440	1,579,118
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43		1,330	1,571,943
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18		2,625	2,585,625
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22		5,625	5,118,750
Glencore Finance Europe SA (Switzerland), Gtd. Notes, EMTN	3.375%	09/30/20	EUR	100	121,530
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18		2,080	2,086,766
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42		390	410,939
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.125%	08/21/42		900	925,249
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		4,505	4,481,700

					25,761,529

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22		3,565	3,226,325
Eaton Corp., Gtd. Notes	2.750%	11/02/22		5,538	5,724,852
Gates Global LLC/Gates Global Co., Gtd. Notes, RegS	5.750%	07/15/22	EUR	100	104,472
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44		1,755	2,020,409
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23		728	773,405

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150%		09/07/22	429	$456,068
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	2.625%		05/01/20	939	956,891
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%		11/01/44	156	170,209
Textron, Inc., Sr. Unsec’d. Notes	3.875%		03/01/25	1,075	1,132,313

					14,564,944

Oil & Gas — 3.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	520	477,099
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	2,060	2,506,515
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39	593	733,618
Apache Corp., Sr. Unsec’d. Notes	4.250%		01/15/44	840	815,992
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	1,182	1,207,721
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%		05/10/19	2,497	2,536,870
Chevron Corp., Sr. Unsec’d. Notes	1.961%		03/03/20	2,507	2,541,847
Chevron Corp., Sr. Unsec’d. Notes	2.193%		11/15/19	420	428,489
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%		04/19/22	2,445	2,626,473
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	2,580	2,908,091
Continental Resources, Inc., Gtd. Notes(a)	3.800%		06/01/24	655	599,325
Continental Resources, Inc., Gtd. Notes	4.900%		06/01/44	893	750,120
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	890	865,823
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	786	884,548
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%		12/15/21	3,640	4,174,170
Ensco PLC, Sr. Unsec’d. Notes	4.500%		10/01/24	2,040	1,468,800
Ensco PLC, Sr. Unsec’d. Notes	5.750%		10/01/44	1,430	873,280
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	410	408,807
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%		01/15/26	625	682,633
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%		03/15/19	2,224	2,252,114
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%		03/01/46	667	745,568
Gazprom Oao Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	201	209,945
Hess Corp., Sr. Unsec’d. Notes	5.600%		02/15/41	960	956,891
Marathon Petroleum Corp., Sr. Unsec’d. Notes	4.750%		09/15/44	581	520,182
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%		03/31/24	2,195	1,734,050
Nabors Industries, Inc., Gtd. Notes	5.100%		09/15/23	6,065	5,857,353
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%		01/01/26	4,550	4,561,375
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	1,450	1,431,571
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%		04/15/26	1,010	1,065,558
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%		05/07/21	2,705	2,901,113
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.625%		05/20/43	7,220	7,586,978
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	6.450%		05/30/44	5,380	6,232,187
Petrobras Argentina SA (Argentina), Sr. Unsec’d. Notes, 144A	7.375%		07/21/23	320	330,400
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.820%	(c)	01/15/19	466	456,680
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.000%		01/15/19	635	622,300
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%		01/27/21	2,033	2,010,637
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.750%		01/20/20	1,003	1,033,591
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%		01/27/41	2,840	2,438,140
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%		06/05/2115	6,632	5,610,672
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21	1,458	1,592,865

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), Gtd. Notes, EMTN	6.250%	12/14/26	GBP	265	$318,833
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.800%	05/15/38		670	879,756
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	05/16/24		1,999	854,373
Petroleos de Venezuela SA (Venezuela), Gtd. Notes, RegS	6.000%	11/15/26		461	193,574
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		4,795	5,401,568
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.375%	02/04/21		2,210	2,409,121
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN, 144A	4.625%	09/21/23		524	524,734
Phillips 66, Gtd. Notes	4.875%	11/15/44		509	565,443
Phillips 66, Gtd. Notes	5.875%	05/01/42		2,875	3,607,654
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26		390	422,960
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23		2,150	2,117,750
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.375%	10/01/22		1,950	1,935,375
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23		2,145	2,096,738
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24		6,170	5,028,550
Shell International Finance BV (Netherlands), Gtd. Notes	2.125%	05/11/20		2,909	2,952,897
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42		655	633,295
Shell International Finance BV (Netherlands), Gtd. Notes	3.750%	09/12/46		6,045	5,967,805
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35		1,516	1,626,060
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24		1,300	1,222,000
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25		1,420	1,334,800
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22		1,275	1,275,000
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21		630	644,175
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23		1,845	1,863,450
Statoil ASA (Norway), Gtd. Notes	2.900%	11/08/20		2,399	2,513,459
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43		7,245	8,100,287
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%	10/06/26		7,040	6,987,200
Valero Energy Corp., Sr. Unsec’d. Notes(a)	3.650%	03/15/25		1,816	1,855,215
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25		163	164,358
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	07/28/25		448	491,546
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.500%	03/23/21		296	330,336
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.500%	07/28/25		42	46,082
YPF SA (Argentina), Series 144A, Sr. Unsec’d. Notes, 144A	8.750%	04/04/24		839	934,310

					142,939,095

Oil & Gas Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25		1,450	1,499,098
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20		1,713	1,786,203

					3,285,301

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, RegS	6.750%	05/15/24	EUR	100	117,531

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, RegS	4.250%	01/15/22	EUR	100	$114,603
SGD Group SAS (France), Sr. Sec’d. Notes, RegS	5.625%	05/15/19	EUR	100	115,306
Verallia Packaging SASU (France), Sr. Sec’d. Notes, RegS	5.125%	08/01/22	EUR	100	117,812
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23		2,385	2,518,612

					2,983,864

Pharmaceuticals — 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20		1,977	2,015,500
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		725	743,410
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42		282	293,433
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		560	596,801
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18		2,176	2,198,437
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20		5,331	5,504,337
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		5,176	5,478,040
AmerisourceBergen Corp., Sr. Unsec’d. Notes	1.150%	05/15/17		1,507	1,506,034
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		307	324,492
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45		307	332,493
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	3.375%	11/16/25		1,163	1,242,049
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	11/16/45		393	435,267
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.500%	03/01/44		753	901,994
Eli Lilly & Co., Sr. Unsec’d. Notes	3.700%	03/01/45		570	612,819
Express Scripts Holding Co., Gtd. Notes	1.250%	06/02/17		1,044	1,044,295
Express Scripts Holding Co., Gtd. Notes	3.900%	02/15/22		731	788,750
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22		961	1,011,264
Johnson & Johnson, Sr. Unsec’d. Notes	2.450%	03/01/26		3,179	3,267,042
Mylan, Inc., Gtd. Notes, 144A	3.125%	01/15/23		736	729,682
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.000%	11/20/25		655	692,867
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45		251	277,939
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	04/24/20		1,500	1,652,880
Pfizer, Inc., Sr. Unsec’d. Notes	2.750%	06/03/26		3,445	3,560,645
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43		688	779,547
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44		501	578,774
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23		2,145	2,203,988
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23		3,659	3,676,721
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26		2,775	2,789,927
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	3.650%	11/10/21		452	480,066
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.800%	07/21/23		1,692	1,696,342
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26		868	872,015
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21		4,012	3,580,710
Zoetis, Inc., Sr. Unsec’d. Notes	3.250%	02/01/23		675	695,600

					52,564,160

Pipelines — 1.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.750%	01/15/26		1,460	1,508,400
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43		660	608,049

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	1,018	$942,955
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.050%	06/01/41	8,255	8,359,401
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.500%	02/01/42	655	683,216
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	1,843	1,897,203
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	700	732,156
Enterprise Products Operating LLC, Gtd. Notes	4.450%	02/15/43	1,285	1,258,445
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	479	503,436
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	323,715
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500%	03/01/21	3,267	3,373,331
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	8,880	9,183,314
Kinder Morgan Energy Partners LP, Gtd. Notes	4.700%	11/01/42	914	843,137
Kinder Morgan Energy Partners LP, Gtd. Notes	5.625%	09/01/41	230	228,143
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	446	455,750
Kinder Morgan, Inc., Gtd. Notes	5.050%	02/15/46	890	847,497
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	954	978,700
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	369,350
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.650%	10/15/25	910	942,635
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,377,358
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	1,749	1,847,381
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	377	402,447
Sabine Pass LNG LP, Sr. Sec’d. Notes	7.500%	11/30/16	2,184	2,200,380
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	3.900%	07/15/26	251	255,948
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	390	398,452
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.125%	11/15/19	3,995	4,050,930
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	2,020	2,156,350
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	1.875%	01/12/18	641	643,571
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500%	08/01/22	764	766,265
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.625%	03/01/34	654	721,119
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	2,010	2,009,634

				50,868,668

Real Estate — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	2,350	2,475,286
Prologis LP, Gtd. Notes	3.750%	11/01/25	211	227,006

				2,702,292

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., Sr. Unsec’d. Notes	2.250%	01/15/22	6,748	6,734,227
American Tower Corp., Sr. Unsec’d. Notes	3.300%	02/15/21	771	805,991
American Tower Corp., Sr. Unsec’d. Notes	3.375%	10/15/26	1,378	1,396,764
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	780,923
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	216,958
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	144,577
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	227,669
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/25	129	134,807
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,483,797

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21		405	$423,850
Crown Castle International Corp., Sr. Unsec’d. Notes	3.700%	06/15/26		311	324,497
ERP Operating LP, Sr. Unsec’d. Notes	3.375%	06/01/25		648	676,379
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21		7,780	7,896,700
Omega Healthcare Investors, Inc., Gtd. Notes	4.500%	04/01/27		612	615,220
Simon Property Group LP, Sr. Unsec’d. Notes	2.500%	07/15/21		401	411,642
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	10/01/24		867	920,744
Simon Property Group LP, Sr. Unsec’d. Notes	4.250%	10/01/44		705	768,263

					23,963,008

Retail — 0.8%
Asbury Automotive Group, Inc., Gtd. Notes	6.000%	12/15/24		1,395	1,436,850
CK Hutchison International 16 Ltd. (Hong Kong), Gtd. Notes, 144A	2.750%	10/03/26		2,365	2,329,052
CVS Health Corp., Sr. Unsec’d. Notes	4.000%	12/05/23		917	1,010,026
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		582	721,656
El Puerto de Liverpool SAB de CV (Mexico), 144A	3.875%	10/06/26		6,525	6,440,175
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19		3,425	3,497,781
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.350%	09/15/25		201	217,851
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45		306	356,311
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.400%	09/15/40		330	430,157
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25		221	238,244
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44		618	686,503
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45		166	188,199
Macy’s Retail Holdings, Inc., Gtd. Notes	4.500%	12/15/34		676	634,798
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.750%	12/09/20		309	320,637
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26		296	318,451
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.600%	05/26/45		291	326,533
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35		222	251,427
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45		259	300,588
Punch Taverns Finance B Ltd (United Kingdom), Sr. Sec’d. Notes	5.267%	03/30/24	GBP	63	74,560
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19		525	538,298
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		984	1,042,992
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23		2,270	2,361,261
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25		1,225	1,305,734
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24		573	626,494
Target Corp., Sr. Unsec’d. Notes	4.000%	07/01/42		320	348,538
Unique Pub Finance Co. PLC (The) (United Kingdom), Asset Backed	6.464%	03/30/32	GBP	100	110,196
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.650%	06/01/46		67	72,638
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44		2,516	2,773,515
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	2.550%	04/11/23		828	859,714
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.000%	04/11/43		624	695,917

					30,515,096

Savings & Loans
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	— %	05/01/09		1,670	361,137
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	— %	11/06/09		980	211,925

					573,062

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Semiconductors — 0.3%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25		178	$190,410
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45		179	198,714
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19		1,455	1,507,345
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21		970	995,625
Lam Research Corp., Sr. Unsec’d. Notes	3.900%	06/15/26		523	544,569
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23		4,185	4,132,687
NVIDIA Corp., Sr. Unsec’d. Notes	2.200%	09/16/21		3,375	3,385,277
NVIDIA Corp., Sr. Unsec’d. Notes	3.200%	09/16/26		1,097	1,105,638
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45		1,389	1,516,381

					13,576,646

Software — 0.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20		132	140,009
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35		1,316	1,347,280
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46		2,432	2,461,634
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45		586	594,752
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45		778	884,512
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26		3,561	3,561,648
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21		3,689	3,853,474
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30		1,480	1,546,628
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46		1,677	1,732,866
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55		241	256,007
Veritas US, Inc./Veritas Bermuda Ltd., Sr. Sec’d. Notes, RegS	7.500%	02/01/23	EUR	100	107,730

					16,486,540

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	2.300%	03/11/19		992	1,008,652
AT&T, Inc., Sr. Unsec’d. Notes	2.375%	11/27/18		820	835,439
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20		2,072	2,110,280
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22		759	780,334
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,008	2,063,035
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21		1,180	1,273,739
AT&T, Inc., Sr. Unsec’d. Notes	4.300%	12/15/42		866	854,175
AT&T, Inc., Sr. Unsec’d. Notes	4.600%	02/15/21		3,016	3,308,688
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		595	622,641
AT&T, Inc., Sr. Unsec’d. Notes	6.375%	03/01/41		661	828,237
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.500%	03/09/48		451	453,362
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		6,500	7,065,793
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%	06/10/25		2,790	2,889,383
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	2.375%	01/16/24	EUR	100	115,131
eircom Finance DAC (Ireland), Sr. Sec’d. Notes, RegS	4.500%	05/31/22	EUR	100	113,994
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36		8,875	8,981,323
Frontier Communications Corp., Sr. Unsec’d. Notes	6.875%	01/15/25		3,775	3,340,875
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23		2,475	2,307,937
Juniper Networks, Inc., Sr. Unsec’d. Notes	3.300%	06/15/20		820	850,265
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24		1,105	1,151,272
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23		3,410	3,542,137

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%		02/21/23		3,775	$3,860,481
Orange SA (France), Jr. Sub. Notes, EMTN	4.000%	(c)	10/29/49	EUR	100	118,654
Orange SA (France), Sr. Unsec’d. Notes	5.500%		02/06/44		715	889,557
OTE PLC (Greece), Gtd. Notes, GMTN	3.500%		07/09/20	EUR	100	113,414
Rogers Communications, Inc. (Canada), Gtd. Notes	3.625%		12/15/25		228	247,324
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%		03/15/44		201	233,391
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28		2,560	2,403,200
Telecom Italia Finance SA (Italy), Gtd. Notes, EMTN	7.750%		01/24/33	EUR	100	149,856
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	3.250%		01/16/23	EUR	100	119,233
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21		5,949	6,755,423
Telefonica Europe BV (Spain), Gtd. Notes	4.200%	(c)	12/29/49	EUR	100	115,425
Telefonica Europe BV (Spain), Gtd. Notes	5.000%	(c)	03/31/49	EUR	100	116,908
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%		11/01/22		3,840	3,899,904
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20		1,912	1,966,320
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		08/15/26		2,154	2,114,086
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.450%		03/15/21		2,108	2,246,051
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42		2,242	2,133,974
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		08/15/46		601	601,166
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34		1,202	1,271,882
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46		3,943	4,416,408
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34		589	662,020
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500%		09/26/22		844	848,882
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		02/19/43		1,550	1,552,685
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, RegS	4.000%		07/15/20	EUR	100	113,599

						81,446,535

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%		03/15/23		960	1,010,020
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21		310	334,220
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45		371	408,600
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45		235	276,292
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	2.750%		03/01/26		1,804	1,874,029
CSX Corp., Sr. Unsec’d. Notes	3.350%		11/01/25		498	534,037
CSX Corp., Sr. Unsec’d. Notes	4.100%		03/15/44		398	423,272
FedEx Corp., Gtd. Notes	3.900%		02/01/35		104	107,016

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
FedEx Corp., Gtd. Notes	4.100%	02/01/45		722	$748,700
FedEx Corp., Gtd. Notes	4.550%	04/01/46		549	609,819
FedEx Corp., Gtd. Notes	4.750%	11/15/45		536	612,259
FedEx Corp., Gtd. Notes	4.900%	01/15/34		793	909,818
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.900%	06/15/26		1,808	1,854,301
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.450%	06/15/45		679	758,855
Onorato Armatori SpA (Italy), Sr. Sec’d. Notes, RegS	7.750%	02/15/23	EUR	100	108,404
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.450%	09/03/19		1,024	1,044,772
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	100	117,250
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%	02/01/35		324	330,506
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55		1,286	1,284,639
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45		101	110,612
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65		550	601,136

					14,058,557

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	09/17/18		1,965	1,989,563
GATX Corp., Sr. Unsec’d. Notes	2.600%	03/30/20		821	831,883
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.375%	02/01/22		1,514	1,574,442

					4,395,888

TOTAL CORPORATE BONDS (cost $1,349,488,098)					1,378,478,032

FOREIGN GOVERNMENT BONDS — 3.5%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	1,545	1,939,541
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	779	967,688
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.250%	04/22/19		5,962	6,322,701
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/22/26		2,865	3,231,720
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.625%	04/22/46		1,045	1,178,760
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%	04/01/21		423	483,970
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.875%	01/22/21		496	529,480
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45		251	227,783
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%	01/20/37		720	846,000
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		7,269	7,741,485
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(a)	4.500%	01/28/26		7,105	7,833,263
Deutsche Bundesrepublik Inflation Linked Bond, TIPS (Germany), Bonds	0.100%	04/15/26	EUR	7,415	9,443,127
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	5.875%	06/11/25		822	781,163
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/24	EUR	61	50,104
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/25	EUR	61	48,995

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/26	EUR	61	$48,245
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/27	EUR	61	47,003
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/28	EUR	61	45,741
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/29	EUR	61	44,667
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/30	EUR	61	43,889
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/31	EUR	61	42,999
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/32	EUR	61	42,383
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/33	EUR	61	41,585
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/34	EUR	61	41,083
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/35	EUR	61	40,362
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/36	EUR	61	40,491
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/37	EUR	61	40,206
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/38	EUR	61	39,799
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/39	EUR	61	39,849
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/40	EUR	61	39,738
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/41	EUR	61	39,810
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/42	EUR	61	39,969
Hellenic Republic Government Bond (Greece), Bonds, RegS	3.000%	02/24/23	EUR	61	51,490
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		2,080	2,415,483
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.375%	04/15/23		939	967,504
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.375%	10/17/23		521	600,516
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%	01/15/24		1,409	1,661,587
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	34,100	1,742,856
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	204,100	10,321,572
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	584,300	31,046,227
Mexican Udibonos (Mexico), Bonds	3.500%	12/14/17	MXN	1,817	522,062
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		16,684	17,826,854
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	2,965	3,152,621
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		1,500	1,618,125
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,961,160
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.900%	11/26/22	PHP	76,000	1,563,254

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	4.950%		01/15/21	PHP	114,000	$2,453,721
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		01/14/36	PHP	244,000	5,823,899
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%		04/14/26		1,410	1,482,192
Turkey Government Bond (Turkey), Bonds	8.500%		07/10/19	TRY	2,300	762,852
Turkey Government Bond (Turkey), Bonds	10.500%		01/15/20	TRY	3,449	1,206,173
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%		03/30/21		539	574,035
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,070	2,188,011
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		03/11/19		949	1,028,241
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.500%		11/07/19		1,000	1,112,200
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%		10/27/27		1,950	2,098,687
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	7.000%		03/31/38		562	259,363
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes, RegS	8.250%		10/13/24		487	239,117

TOTAL FOREIGN GOVERNMENT BONDS (cost $144,312,152)						137,023,401

MUNICIPAL BONDS — 2.6%

Arizona
Arizona Health Facilities Authority, Revenue Bonds	1.377%	(c)	01/01/37		570	526,406

California — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40		820	1,212,690
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50		700	1,124,900
City of San Jose California Airport, Revenue Bonds	5.000%		03/01/37		395	401,126
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%		08/01/34		165	227,052
County of Sacramento CA Airport System Revenue, Revenue Bonds	5.250%		07/01/39		250	266,490
Eastern Municipal Water District Financing Authority, Revenue Bonds	5.000%		07/01/33		210	263,447
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%		08/01/42		590	909,839
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%		07/01/50		285	445,865
Los Angeles Unified School District, General Obligation Unlimited	5.000%		07/01/30		430	545,954
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%		07/01/34		1,150	1,532,065
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%		02/15/41		730	1,063,771
Orange County Sanitation District, Revenue Bonds	5.000%		02/01/34		250	309,867
Regents of the University of California Medical Center, Revenue Bonds, BABs	6.583%		05/15/49		740	1,062,152
San Diego County Water Authority Financing Corp., Revenue Bonds	5.000%		05/01/32		210	264,079

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
San Diego County Water Authority Financing Corp., Revenue Bonds	5.000%	05/01/33	430	$538,605
State of California, General Obligation Unlimited, BABs	4.988%	04/01/39	405	435,488
State of California, General Obligation Unlimited	5.000%	09/01/17	430	446,521
State of California, General Obligation Unlimited	5.000%	09/01/27	840	1,078,476
State of California, General Obligation Unlimited	5.000%	09/01/32	200	248,248
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	205	312,451
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	410	628,013
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	4,075	6,201,824
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	305	487,131
Turlock Irrigation District, Revenue Bonds	5.000%	01/01/46	260	315,520
University of California, Revenue Bonds	4.767%	05/15/2115	840	927,696

				21,249,270

Colorado
Colorado Health Facilities Authority, Revenue Bonds	5.250%	02/01/31	390	438,925
State Of Colorado, Revenue Notes	3.000%	06/27/17	430	436,833

				875,758

District of Columbia
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%	10/01/46	285	441,402

Florida — 0.1%
County of Miami, General Obligation Unlimited	5.000%	07/01/29	200	251,206
County of Miami, General Obligation Unlimited	5.000%	07/01/30	200	249,504
County of Miami, General Obligation Unlimited	5.000%	07/01/31	200	248,312
County of Miami, General Obligation Unlimited	5.000%	07/01/32	200	246,928
County of Miami, General Obligation Unlimited	5.000%	07/01/35	240	292,798
County of Miami, General Obligation Unlimited	5.000%	07/01/36	200	243,030
County of Miami, General Obligation Unlimited	5.000%	07/01/38	405	490,572
County of Miami, Revenue Bonds	5.000%	10/01/38	435	504,309
County of Miami-Dade FL Aviation Revenue, Revenue Bonds	2.504%	10/01/24	600	610,104
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%	04/01/50	320	383,878

				3,520,641

Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds	5.000%	11/01/33	445	541,605
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%	04/01/57	365	495,681
State of Georgia, General Obligation Unlimited	5.000%	07/01/23	1,025	1,279,559
State of Georgia, General Obligation Unlimited	5.000%	07/01/24	1,500	1,911,210
State of Georgia, General Obligation Unlimited	5.000%	02/01/26	480	627,946
State of Georgia, General Obligation Unlimited	5.000%	07/01/26	210	276,677
State of Georgia, General Obligation Unlimited	5.000%	02/01/29	235	300,417

				5,433,095

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Hawaii — 0.1%
State Of Hawaii, General Obligation Unlimited^	5.000%	10/01/27	660	$848,423
State Of Hawaii, General Obligation Unlimited^	5.000%	10/01/28	660	841,526
State Of Hawaii, General Obligation Unlimited^	5.000%	10/01/29	660	836,055

				2,526,004

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	1,977,588

Maryland
State of Maryland, General Obligation Unlimited	5.000%	06/01/23	405	504,658
State of Maryland, General Obligation Unlimited	5.000%	06/01/24	405	515,140

				1,019,798

Massachusetts — 0.2%
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/22	420	508,586
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/22	350	423,822
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/23	1,050	1,299,995
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/25	420	537,970
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/26	410	533,262
Commonwealth of Massachusetts, General Obligation Ltd.	5.000%	07/01/28	410	542,291
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/25	335	429,946
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/26	390	509,016
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/27	315	409,245
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/28	285	367,120
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/44	1,390	1,600,237
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	345	391,561

				7,553,051

Minnesota
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds	5.000%	01/01/28	220	282,016
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds	5.000%	01/01/29	220	280,372
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds	5.000%	01/01/30	220	277,354
State of Minnesota, General Obligation Unlimited	5.000%	08/01/27	530	692,784

				1,532,526

Missouri
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	259,033
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/30	225	276,741

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Missouri (cont’d.)
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%		11/15/34	210	$254,659

					790,433

Nebraska
Public Power Generation Agency, Revenue Bonds	5.000%		01/01/34	15	18,083

Nevada — 0.1%
Clark County School District, General Obligation Ltd.	5.000%		06/15/23	940	1,152,205
Clark County School District, General Obligation Ltd.	5.000%		06/15/24	1,080	1,347,440
Clark County School District, General Obligation Ltd.	5.000%		06/15/26	345	435,073
Clark County School District, General Obligation Ltd.	5.000%		06/15/27	345	432,571
State of Nevada Highway Improvement Revenue, Revenue Bonds	5.000%		12/01/27	400	512,096
State of Nevada Highway Improvement Revenue, Revenue Bonds	5.000%		12/01/28	195	247,800

					4,127,185

New Jersey — 0.1%
New Jersey Educational Facilities Authority, Revenue Bonds	5.000%		07/01/23	455	568,673
New Jersey Transportation Trust Fund Authority, Revenue Bonds	3.330%	(s)	12/15/27	630	437,604
New Jersey Transportation Trust Fund Authority, Revenue Bonds	3.640%	(s)	12/15/31	630	358,054
New Jersey Transportation Trust Fund Authority, Revenue Bonds	3.740%	(s)	12/15/33	630	336,370
New Jersey Transportation Trust Fund Authority, Revenue Bonds	4.010%	(s)	12/15/35	630	287,834
New Jersey Transportation Trust Fund Authority, Revenue Bonds	4.050%	(s)	12/15/36	630	275,783
New Jersey Turnpike Authority, Revenue Bonds	5.000%		01/01/45	190	224,439
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%		01/01/40	530	831,718

					3,320,475

New York — 0.4%
Brooklyn Arena Local Development Corp., Revenue Bonds	5.000%		07/15/42	1,050	1,242,885
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%		11/15/40	305	438,550
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%		11/15/40	430	623,354
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	2.280%		05/01/26	710	706,358
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%		06/15/41	345	491,453
New York City Water & Sewer System, Revenue Bonds, BABs	5.882%		06/15/44	450	651,915
New York State Dormitory Authority, Revenue Bonds	5.000%		03/15/20	700	795,907

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/25	1,270	$1,627,657
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	428,538
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	571,947
New York State Housing Finance Agency, Revenue Bonds	3.250%	11/01/41	200	201,566
New York State Thruway Authority, Revenue Bonds	5.000%	05/01/19	115	126,797
New York State Thruway Authority, Revenue Bonds	5.000%	01/01/31	335	404,583
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/24	120	150,877
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/25	505	645,370
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/26	895	1,159,643
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/27	135	173,961
New York State Urban Development Corp., Revenue Bonds	5.000%	03/15/28	170	215,152
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	920	1,039,333
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	820	944,599
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	860	993,653
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	430	523,856
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	871,273

				15,029,227

North Carolina — 0.1%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	557,480
State of North Carolina, General Obligation Unlimited	5.000%	06/01/24	535	680,493
State of North Carolina, General Obligation Unlimited	5.000%	06/01/25	1,000	1,294,120
State of North Carolina, General Obligation Unlimited	5.000%	06/01/25	490	634,119
State of North Carolina, General Obligation Unlimited	5.000%	06/01/26	1,000	1,315,690

				4,481,902

Ohio
State of Ohio, General Obligation Unlimited	5.000%	12/15/23	675	844,911
State of Ohio, General Obligation Unlimited	5.000%	09/15/24	500	633,915

				1,478,826

Oregon
City of Portland OR Sewer System Revenue, Revenue Bonds	5.000%	06/15/23	750	930,630

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oregon (cont’d.)
Port of Morrow OR, Revenue Bonds	2.987%	09/01/36	520	$517,483

				1,448,113

Pennsylvania
Commonwealth of Pennsylvania, General Obligation Unlimited	5.000%	09/15/24	500	618,645
Commonwealth of Pennsylvania, General Obligation Unlimited	5.000%	09/15/25	340	426,686
Commonwealth of Pennsylvania, General Obligation Unlimited	5.000%	09/15/26	240	304,061
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	243,919

				1,593,311

Puerto Rico — 0.2%
Commonwealth Of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	8,935	5,852,425

South Carolina — 0.1%
Horry County School District, General Obligation Unlimited	5.000%	03/01/19	220	244,380
Horry County School District, General Obligation Unlimited	5.000%	03/01/20	220	249,960
Horry County School District, General Obligation Unlimited	5.000%	03/01/22	320	384,992
Horry County School District, General Obligation Unlimited	5.000%	03/01/23	355	437,289
Horry County School District, General Obligation Unlimited	5.000%	03/01/24	380	477,968
Horry County School District, General Obligation Unlimited	5.000%	03/01/25	215	275,290
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	945	964,013

				3,033,892

Texas
City Public Service Board of San Antonio TX, Revenue Bonds, BABs	5.808%	02/01/41	820	1,139,390
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	430	487,551

				1,626,941

Utah — 0.1%
Utah Transit Authority, Revenue Bonds	5.000%	06/15/27	1,500	1,909,200

Washington — 0.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds	5.000%	11/01/45	210	251,866
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/23	320	393,379
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/24	305	382,513
City of Seattle WA Municipal Light & Power Revenue, Revenue Bonds	5.000%	04/01/25	285	362,660
Energy Northwest, Revenue Bonds	2.814%	07/01/24	795	830,481
Energy Northwest, Revenue Bonds	5.000%	07/01/27	400	514,020

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)
Energy Northwest, Revenue Bonds	5.000%		07/01/28	195	$248,379
Grant County Public Utility District No 2, Revenue Bonds	4.584%		01/01/40	160	175,333
State of Washington, General Obligation Unlimited	5.000%		08/01/25	420	536,626
State of Washington, General Obligation Unlimited	5.000%		08/01/26	420	544,312
State of Washington, General Obligation Unlimited	5.000%		08/01/27	420	539,125
State of Washington, General Obligation Unlimited	5.000%		07/01/28	330	407,507
State of Washington, General Obligation Unlimited	5.000%		08/01/28	490	623,579
State of Washington, General Obligation Unlimited	5.000%		08/01/29	490	619,571
State of Washington, General Obligation Unlimited	5.000%		08/01/30	490	615,675
State of Washington, General Obligation Unlimited	5.000%		08/01/31	490	612,706
State of Washington, General Obligation Unlimited	5.000%		08/01/32	490	609,761

					8,267,493

West Virginia — 0.1%
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/19	220	241,914
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/20	240	272,222
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/21	240	279,113
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/22	260	309,694
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/23	215	260,586
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	283,765

					1,647,294

Wisconsin
State of Wisconsin, General Obligation Unlimited	5.000%		05/01/34	590	720,661

TOTAL MUNICIPAL BONDS (cost $99,054,371)					102,001,000

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	3.124%	(c)	09/25/35	2,376	1,963,421
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 144A	4.250%		08/25/64	1,123	1,119,536
Alternative Loan Trust, Series 2003-20CB, Class 1A4	5.500%		10/25/33	6,614	6,637,205
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	3,132	2,308,296
Alternative Loan Trust, Series 2007-OA2, Class 1A1	1.347%	(c)	03/25/47	2,613	2,041,903
Alternative Loan Trust, Series 2007-OA7, Class A1A	0.705%	(c)	05/25/47	3,458	2,947,420

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American Home Mortgage Assets Trust, Series 2007-1, Class A1	1.207%	(c)	02/25/47	262	$155,590
American Home Mortgage Assets Trust, Series 2006-5, Class A1	1.427%	(c)	11/25/46	179	94,058
Angel Oak Mortgage Trust I, Series 2016-1, Class A1, 144A	3.500%		07/25/46	813	812,508
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 144A	4.500%	(c)	11/25/45	304	305,247
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.136%	(c)	03/26/37	1,108	1,052,983
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	3.312%	(c)	07/25/34	887	855,594
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	2.966%	(c)	01/26/36	3,202	2,549,972
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	0.765%	(c)	11/25/36	1,529	1,365,354
COLT LLC, Series 2015-1, Class A1V, 144A	3.525%	(c)	12/26/45	551	546,965
COLT Mortgage Loan Trust, Series 2016-1, Class A1, 144A^	3.000%		05/25/46	546	550,274
CSMC, Series 2014-9R, Class 9A1, 144A	0.644%	(c)	08/27/36	505	441,714
CSMC, Series 2015-10R, Class 4A1, 144A	4.750%	(c)	07/27/37	653	685,710
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	3,303	2,802,671
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 144A	4.000%		07/25/46	1,388	1,384,541
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1A	0.715%	(c)	08/25/47	6,307	5,447,874
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2(x)	4.775%	(c)	01/25/29	1,240	1,274,909
Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2(x)	4.975%	(c)	01/25/29	1,400	1,446,309
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	5.617%	(c)	12/25/42	369	419,938
Fannie Mae REMICS, Series 2003-119, Class FK	1.025%	(c)	05/25/18	814	815,500
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	814	911,886
Fannie Mae REMICS, Series 2004-92, Class F	0.825%	(c)	08/25/34	1,823	1,826,480
Fannie Mae REMICS, Series 2005-59, Class DQ	15.687%	(c)	05/25/35	1,206	1,510,759
Fannie Mae REMICS, Series 2006-118, Class A1	0.585%	(c)	12/25/36	355	347,270
Fannie Mae REMICS, Series 2007-73, Class A1	0.585%	(c)	07/25/37	1,425	1,396,976
Fannie Mae REMICS, Series 2008-15, Class AS	30.374%	(c)	08/25/36	923	1,820,056
Fannie Mae REMICS, Series 2010-95, Class FB	0.925%	(c)	09/25/40	2,354	2,357,848
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,694,838
Fannie Mae REMICS, Series 2012-3, Class FP	0.925%	(c)	03/25/39	576	578,105
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	803,879
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,401,934
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	1,002,722
Fannie Mae REMICS, Series 2016-26, Class KL	4.500%	(c)	11/25/42	1,847	1,913,345
Fannie Mae REMICS, Series 2016-32, Class GT	4.500%	(c)	01/25/43	1,839	1,875,487
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.889%	(c)	07/25/44	768	790,164
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	1.689%	(c)	10/25/44	717	731,533
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	0.565%	(c)	12/25/36	2,082	2,068,909
Freddie Mac REMICS, Series -3708, Class PL	4.500%		08/15/40	1,454	1,703,662
Freddie Mac REMICS, Series -3785, Class LS	8.851%	(c)	01/15/41	1,781	2,169,424

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series -4068, Class ME	4.000%		06/15/42	500	$558,413
Freddie Mac REMICS, Series -4238, Class FD	0.824%	(c)	02/15/42	3,233	3,226,990
Freddie Mac REMICS, Series -4480, Class NB	3.500%		06/15/45	1,000	1,098,329
Freddie Mac REMICS, Series -4493, Class SM	5.214%	(c)	07/15/45	2,873	2,867,136
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3(x)	4.324%	(c)	03/25/29	800	804,304
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M3(x)	4.374%	(c)	03/25/29	850	850,599
Government National Mortgage Assoc., Series 2004-2, Class FH	0.830%	(c)	01/16/34	3,698	3,701,997
Government National Mortgage Assoc., Series 2012-H08, Class FA	1.094%	(c)	01/20/62	10,015	10,027,539
Government National Mortgage Assoc., Series 2012-H10, Class FA	1.044%	(c)	12/20/61	1,176	1,175,414
Government National Mortgage Assoc., Series 2012-H20, Class BA	1.054%	(c)	09/20/62	7,250	7,249,040
Government National Mortgage Assoc., Series 2012-H29, Class FA	1.009%	(c)	10/20/62	1,334	1,331,893
Government National Mortgage Assoc., Series 2012-H31, Class FD	0.834%	(c)	12/20/62	1,698	1,683,392
Government National Mortgage Assoc., Series 2013-H18, Class EA	0.994%	(c)	07/20/63	2,677	2,670,548
Government National Mortgage Assoc., Series 2013-H18, Class FA	0.994%	(c)	06/20/63	5,432	5,420,398
Government National Mortgage Assoc., Series 2014-H11, Class VA	0.994%	(c)	06/20/64	3,184	3,163,069
Government National Mortgage Assoc., Series 2014-H17, Class FC	0.994%	(c)	07/20/64	1,110	1,102,656
Government National Mortgage Assoc., Series 2015-H05, Class FA	0.794%	(c)	04/20/61	7,461	7,405,820
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	6,493	6,499,000
Government National Mortgage Assoc., Series 2015-H11, Class FA	0.744%	(c)	04/20/65	1,516	1,506,909
Government National Mortgage Assoc., IO, Series 2016-H01, Class AI	1.785%	(c)	01/20/66	9,441	1,105,494
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.511%	(c)	10/20/65	1,030	1,228,315
Government National Mortgage Assoc., Series 2016-H19, Class FC	1.021%	(c)	08/20/66	1,440	1,432,412
Government National Mortgage Assoc., Series 2016-H19, Class FE	0.991%	(c)	06/20/61	1,000	996,963
Government National Mortgage Assoc., Series 2016-H19, Class FJ	0.894%	(c)	09/20/63	2,000	1,990,013
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	3.279%	(c)	10/25/33	1,044	1,028,659
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 144A, 144A	0.875%	(c)	01/25/35	521	448,402
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A, 144A	0.875%	(c)	03/25/35	640	551,108
GSMPS Mortgage Loan Trust 2006-RP1, Series 2006-RP1, Class 1AF1, 144A	0.875%	(c)	01/25/36	476	397,940
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	6.000%		03/25/37	1,822	1,721,338
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	3,239	2,610,621
JPMorgan Resecuritization Trust Series, Series 2015-3, Class 1A7, 144A	0.644%	(c)	06/26/37	495	443,344

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.527%	(c)	03/01/21	3,284	$3,224,597
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A^	2.528%	(c)	09/01/21	3,975	3,916,617
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-10, Class A1, 144A^	2.494%	(c)	11/01/20	498	489,479
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-10, Class A2, 144A^	3.994%	(c)	11/01/20	180	172,800
Merrill Lynch Mortgage Investors Trust MLMI, Series 2003-A3, Class 1A	2.762%	(c)	05/25/33	1,321	1,293,796
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.735%	(c)	02/25/36	1,872	1,700,165
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(c)	04/25/57	1,560	1,569,110
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(c)	09/25/57	3,483	3,528,310
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 144A	0.848%	(c)	04/16/36	2,853	2,351,241
New Residential Mortgage Loan Trust, Series 2015-2A, Class A2, 144A	3.750%	(c)	08/25/55	330	334,754
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	1.044%	(c)	11/26/35	420	373,644
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	0.925%	(c)	09/25/35	72	62,238
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	11,189	7,250,889
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	3.428%	(c)	09/25/35	3,287	2,594,319
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 144A^	3.721%		08/16/46	810	810,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	2.848%	(c)	01/25/35	2,496	2,350,655
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	2.894%	(c)	10/25/46	4,384	4,141,693
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(c)	08/25/55	3,079	3,120,198
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	1.707%	(c)	11/25/42	164	151,609
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-4, Class 3A1	6.500%		05/25/36	660	476,122
Wedgewood Real Estate Trust, Series 2016-1, Class A1, 144A	3.450%	(c)	07/15/46	406	405,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	2.860%	(c)	12/25/34	1,123	1,100,053

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $187,565,356)					184,646,231

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.5%
Federal Home Loan Mortgage Corp.	2.500%		05/01/30-09/01/30	4,564	4,737,988
Federal Home Loan Mortgage Corp.	2.500%		TBA	6,041	6,258,098
Federal Home Loan Mortgage Corp.	2.500%		02/01/30	503	522,762
Federal Home Loan Mortgage Corp.	2.500%		04/01/30	480	499,151
Federal Home Loan Mortgage Corp.	2.676%	(c)	11/01/35	113	119,807
Federal Home Loan Mortgage Corp.	2.746%	(c)	06/01/44	4,761	4,922,922
Federal Home Loan Mortgage Corp.	3.000%		01/01/30-08/01/30	6,274	6,629,684
Federal Home Loan Mortgage Corp.	3.000%		TBA	5,792	6,083,749
Federal Home Loan Mortgage Corp.	3.000%		TBA	15,989	16,614,819
Federal Home Loan Mortgage Corp.	3.500%		09/01/30-06/01/46	59,235	63,238,228

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,813	$2,970,855
Federal Home Loan Mortgage Corp.	3.500%		TBA	740	780,686
Federal Home Loan Mortgage Corp.	4.000%		08/01/40-01/01/46	7,394	7,988,401
Federal Home Loan Mortgage Corp.	4.000%		TBA	18,725	20,062,813
Federal Home Loan Mortgage Corp.	4.500%		08/01/39-09/01/44	8,294	9,113,763
Federal Home Loan Mortgage Corp.	4.500%		TBA	3,015	3,297,656
Federal Home Loan Mortgage Corp.	5.000%		11/01/41	4,245	4,714,090
Federal Home Loan Mortgage Corp.	5.500%		06/01/36-01/01/39	9,925	11,246,936
Federal Home Loan Mortgage Corp.	6.000%		01/01/27-05/01/40	10,717	12,269,271
Federal National Mortgage Assoc.	2.500%		05/01/26-11/01/30	5,260	5,456,142
Federal National Mortgage Assoc.	2.500%		04/01/30	249	258,523
Federal National Mortgage Assoc.	2.500%		09/01/30	464	481,548
Federal National Mortgage Assoc.	2.500%		09/01/30	547	568,009
Federal National Mortgage Assoc.	2.540%		08/01/28	469	482,902
Federal National Mortgage Assoc.	2.690%		04/01/25	290	303,250
Federal National Mortgage Assoc.	3.000%		09/01/29-09/01/46	116,457	122,395,213
Federal National Mortgage Assoc.	3.000%		TBA	17,000	17,628,413
Federal National Mortgage Assoc.	3.500%		11/01/27-07/01/46	56,728	60,101,671
Federal National Mortgage Assoc.^	3.500%		07/01/46	11,162	11,782,887
Federal National Mortgage Assoc.^	3.500%		06/01/46	6,567	6,935,752
Federal National Mortgage Assoc.	4.000%		04/01/21-09/01/46	143,117	154,728,901
Federal National Mortgage Assoc.	4.000%			27,030	28,996,011
Federal National Mortgage Assoc.	4.500%		05/01/22-06/01/46	32,158	35,421,602
Federal National Mortgage Assoc.	4.500%		TBA	3,100	3,177,502
Federal National Mortgage Assoc.	5.000%		02/01/35-12/01/43	20,072	22,415,371
Federal National Mortgage Assoc.	5.500%		06/01/21-06/01/40	2,192	2,473,682
Federal National Mortgage Assoc.	5.500%		TBA	8,835	9,955,941
Federal National Mortgage Assoc.	6.000%		09/01/21-05/01/41	20,009	22,941,928
Federal National Mortgage Assoc.	6.000%		TBA	735	842,507
Federal National Mortgage Assoc.	6.500%		10/01/36	2,177	2,507,573
Government National Mortgage Assoc.	1.272%	(c)	05/20/66	1,186	1,192,586
Government National Mortgage Assoc.	3.000%		TBA	4,416	4,624,178
Government National Mortgage Assoc.	3.000%		TBA	38,841	40,688,981
Government National Mortgage Assoc.	3.000%		TBA	8,000	8,364,219
Government National Mortgage Assoc.	3.500%		12/20/41-04/20/46	8,874	9,445,779
Government National Mortgage Assoc.	3.500%		TBA	4,060	4,316,129
Government National Mortgage Assoc.	3.500%		TBA	52,080	55,314,658
Government National Mortgage Assoc.	3.500%		TBA	8,335	8,842,914
Government National Mortgage Assoc.	4.000%		01/15/41-03/15/41	1,793	1,930,345
Government National Mortgage Assoc.	4.000%		TBA	3,235	3,477,054
Government National Mortgage Assoc.	4.000%		TBA	25,826	27,673,163
Government National Mortgage Assoc.	4.407%		04/20/62	2,227	2,349,073
Government National Mortgage Assoc.	4.412%		05/20/63	1,317	1,427,568
Government National Mortgage Assoc.	4.500%		12/20/39-11/20/44	15,010	16,279,481
Government National Mortgage Assoc.	4.500%		TBA	10,000	11,040,387
Government National Mortgage Assoc.	4.505%		05/20/63	1,435	1,555,169
Government National Mortgage Assoc.	4.516%		01/20/63	272	291,230
Government National Mortgage Assoc.	4.526%		12/20/64	1,446	1,542,095
Government National Mortgage Assoc.	4.551%		12/20/64	5,332	5,971,398
Government National Mortgage Assoc.	4.554%		09/20/62	1,557	1,657,184
Government National Mortgage Assoc.	4.558%		10/20/64	1,848	2,023,899
Government National Mortgage Assoc.	4.594%		06/20/62	4,585	4,852,494
Government National Mortgage Assoc.	4.608%		02/20/64	3,278	3,650,486
Government National Mortgage Assoc.	4.657%		08/20/64	4,524	5,076,573
Government National Mortgage Assoc.	4.675%		04/20/62	4,697	4,977,350
Government National Mortgage Assoc.	4.694%		05/20/65	1,477	1,650,626
Government National Mortgage Assoc.	4.700%		05/20/61	1,935	2,017,710
Government National Mortgage Assoc.	5.000%		04/15/38-09/15/40	10,706	12,011,305
Government National Mortgage Assoc.	6.000%		05/15/37	8	9,399

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.500%	12/15/42	5,150	$5,622,270
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%	09/15/65	6,980	8,303,862
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%	01/15/48	2,245	2,862,754
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%	09/15/39	3,065	4,236,878

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $943,621,195)				957,206,204

U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Bonds	2.250%	08/15/46	1,947	1,912,103
U.S. Treasury Bonds	2.500%	02/15/46-05/15/46	36,866	38,133,914
U.S. Treasury Bonds	3.000%	11/15/44-11/15/45	41,278	47,095,479
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%	01/15/26	23,533	25,067,433
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/45	22,490	23,691,031
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%	02/15/46	19,115	21,461,637
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%	02/15/44	57,775	70,767,735
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	11,260	17,131,064
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500%	01/15/25	19,760	20,449,620
U.S. Treasury Notes(a)	0.625%	06/30/18	27,165	27,105,563
U.S. Treasury Notes(v)	0.750%	02/28/18-07/15/19	301,073	300,818,222
U.S. Treasury Notes(v)	0.875%	03/31/18	68,717	68,856,564
U.S. Treasury Notes(v)	1.000%	10/31/16-03/15/19	82,778	83,061,257
U.S. Treasury Notes(v)	1.125%	06/30/21-08/31/21	149,532	149,372,107
U.S. Treasury Notes	1.250%	07/31/23	25,359	25,093,517
U.S. Treasury Notes(v)	1.375%	01/31/21-09/30/23	93,298	93,625,091
U.S. Treasury Notes	1.500%	03/31/23	5,571	5,610,822
U.S. Treasury Notes	1.625%	04/30/23	23,968	24,317,214
U.S. Treasury Notes	2.000%	08/15/25	22,619	23,407,137
U.S. Treasury Notes	2.250%	11/15/25	27,186	28,698,221
United States Treasury Inflation Indexed Bonds	0.125%	04/15/21-07/15/26	62,580	64,613,632

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,144,993,280)				1,160,289,363

			Shares

PREFERRED STOCKS — 0.2%

Banks
Citigroup Capital XIII, 7.122%(c)			127,000	3,345,180
GMAC Capital Trust I, Series 2, 6.602%(c)			114,000	2,896,740

TOTAL PREFERRED STOCKS (cost $6,394,020)				6,241,920

TOTAL LONG-TERM INVESTMENTS (cost $4,462,386,580)				4,513,938,467

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Shares	Value
SHORT-TERM INVESTMENTS — 7.2%

AFFILIATED MUTUAL FUNDS — 2.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $63,550,536)(w)				63,550,536	$63,550,536
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $36,891,060)(b)(w)				36,891,060	36,891,060

TOTAL AFFILIATED MUTUAL FUNDS (cost $100,441,596)					100,441,596

				Principal Amount (000)#

BORROWED BOND AGREEMENTS(f) — 0.6%
Barclays Capital Group, (2.000)%, dated 09/16/16, open, due in the amount of $180,408				180	180,408
Barclays Capital Group, (2.000)%, dated 09/19/16, open, due in the amount of $179,563				180	179,563
Citigroup Global Markets, (0.250)%, dated 09/19/16, open, due in the amount of $543,713				544	543,713
Credit Suisse First Boston Corp., (0.250)%, dated 09/16/16, open, due in the amount of $187,740				188	187,740
Credit Suisse First Boston Corp., (0.250)%, dated 09/19/16, open, due in the amount of $757,120				757	757,120
Credit Suisse First Boston Corp., 0.250%, dated 09/30/16, due 10/03/16 in the amount of $3,850,430				3,850	3,850,350
Credit Suisse First Boston Corp., 0.950%, dated 09/30/16, due 10/03/16 in the amount of $11,093,607				11,093	11,092,729
Deutsche Bank AG, 0.300%, dated 05/05/16, open, due in the amount of $623,728				624	623,728
JPMorgan Chase, 0.920%, dated 09/30/16, due 10/03/16 in the amount of $7,471,543				7,471	7,470,970

TOTAL BORROWED BOND AGREEMENTS (cost $24,886,321)					24,886,321

	Interest Rate		Maturity Date

CERTIFICATES OF DEPOSIT — 1.5%
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan)	1.431%	(c)	08/17/17	6,000	6,010,134
BNP Paribas SA	1.530%		08/17/17	3,080	3,083,021
Cooperatieve Rabobank UA (Netherlands)	1.311%	(c)	08/16/17	6,000	6,003,354
Credit Industriel et Commercial (France)	1.411%	(c)	08/16/17	6,000	6,008,652
Credit Suisse AG (Switzerland)	1.584%	(c)	08/16/17	2,940	2,944,275
Credit Suisse AG (Switzerland)	1.609%	(c)	08/24/17	3,000	3,003,984
Norinchukin Bank	1.200%		02/22/17	3,080	3,081,501
Skandinaviska Enskilda Banken AB (Sweden)	1.291%	(c)	08/17/17	6,000	6,002,244
Sumitomo Mitsui Banking Corp (Japan)	1.431%	(c)	08/18/17	3,115	3,115,857
Sumitomo Mitsui Trust Bank Ltd.	1.530%		08/16/17	6,000	6,003,601
Svenska Handelsbanken AB	1.195%		02/27/17	3,130	3,131,477
Swedbank	1.380%		08/18/17	3,070	3,073,861
UBS AG (Switzerland)	1.530%		09/01/17	3,150	3,150,412
Wells Fargo Bank NA	1.343%	(c)	09/22/17	5,930	5,929,466

TOTAL CERTIFICATES OF DEPOSIT (cost $60,495,000)					60,541,839

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(n) — 0.4%
BPCE SA	1.492%	08/14/17	6,020	$5,943,426
MIZUHO Corporate Bank	1.369%	08/16/17	5,950	5,875,480
Nordea Bank	1.212%	03/09/17	3,020	3,006,484

TOTAL COMMERCIAL PAPER (cost $14,825,966)				14,825,390

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 2.0%
Federal Home Loan Bank, Disc. Notes	0.350%	01/05/17	30,735	30,713,332
Federal Home Loan Bank, Disc. Notes	0.370%	11/23/16	1,000	999,660
Federal Home Loan Bank, Disc. Notes	0.390%	10/03/16	12,400	12,400,000
Federal Home Loan Bank, Disc. Notes	0.396%	11/14/16	15,000	14,994,571
Federal Home Loan Bank, Disc. Notes	0.406%	10/19/16	9,655	9,653,716
Federal Home Loan Bank, Disc. Notes	0.571%	10/07/16	5,305	5,304,966
Federal Home Loan Bank, Disc. Notes	0.500%	10/06/16	5,305	5,304,978

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $79,362,680)				79,371,223

	Counterparty	Notional Amount (000)#

OPTIONS PURCHASED* — 0.1%

Call Options
Currency Option United States Dollar vs Brazilian Real,
expiring 10/20/16, Strike Price 3.50	Morgan Stanley		7	959
Currency Option United States Dollar vs Canadian Dollar,
expiring 11/30/16, Strike Price 1.43	Morgan Stanley		1	9,306
Currency Option United States Dollar vs Chinese Yuan,
expiring 11/04/16, Strike Price 6.80	Bank of America		144	23,613
expiring 12/15/16, Strike Price 6.75	Deutsche Bank AG		16	10,862
Currency Option Euro vs United States Dollar,
expiring 12/13/16, Strike Price 9.00	BNP Paribas	EUR	175	45,409
expiring 12/13/16, Strike Price 9.08	Goldman Sachs & Co.	EUR	173	49,566
expiring 12/13/16, Strike Price 9.15	BNP Paribas	EUR	173	54,241
expiring 12/13/16, Strike Price 9.20	JPMorgan Chase	EUR	170	56,522
Currency Option United States Dollar vs Japanese Yen,
expiring 10/20/16, Strike Price 105.00	Citigroup Global Markets		6	39,435
Currency Option United States Dollar vs Korean Won,
expiring 10/20/16, Strike Price 1,135.00	Hong Kong & Shanghai Bank		12	2,303
expiring 10/20/16, Strike Price 1,170.00	BNP Paribas		12	439
Currency Option United States Dollar vs Mexican Peso,
expiring 10/27/16, Strike Price 19.15	Goldman Sachs & Co.		19	51,186
expiring 11/14/16, Strike Price 19.00	Goldman Sachs & Co.		14	54,289
expiring 11/16/16, Strike Price 18.75	Goldman Sachs & Co.		12	57,216
expiring 11/16/16, Strike Price 19.65	Goldman Sachs & Co.		15	32,653
expiring 11/23/16, Strike Price 19.90	Deutsche Bank AG		13	30,067
expiring 11/23/16, Strike Price 20.00	Deutsche Bank AG		14	29,638
expiring 11/30/16, Strike Price 23.00	Morgan Stanley		1	4,730
Currency Option United States Dollar vs Taiwanese Dollar,
expiring 10/07/16, Strike Price 31.00	Goldman Sachs & Co.		13	13,204
expiring 11/23/16, Strike Price 32.00	BNP Paribas		13	4,974

				570,612

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Counterparty	Notional Amount (000)#		Value

OPTIONS PURCHASED* (Continued)

Put Options — 0.1%
10 Year U.S. Treasury Note Futures,
expiring 10/21/16, Strike Price $131.00			795	$322,969
Eurodollar 3 Year Midcurve Options,
expiring 12/16/16, Strike Price $98.50			8,820	639,450
Interest Rate Swap Options,
Pay a fixed rate of 2.05% and receive a floating rate based on 3 Month LIBOR, expiring 11/18/16	Bank of America		349	165,852
Currency Option Australian Dollar vs United States Dollar,
expiring 10/20/16, Strike Price 0.75	UBS AG	AUD	317	51,709
Currency Option United States Dollar vs Brazilian Real,
expiring 10/20/16, Strike Price 3.22	Goldman Sachs & Co.		7	6,188
expiring 11/23/16, Strike Price 3.30	Morgan Stanley		11	28,445
Currency Option United States Dollar vs Indian Rupee,
expiring 11/10/16, Strike Price 67.80	Morgan Stanley		22	35,082
expiring 12/01/16, Strike Price 67.50	Deutsche Bank AG		13	17,043
Currency Option United States Dollar vs Korean Won,
expiring 11/25/16, Strike Price 1,120.00	Deutsche Bank AG		15	13,123
Currency Option United States Dollar vs Mexican Peso,
expiring 10/18/16, Strike Price 19.30	Morgan Stanley		13	16,078

				1,295,939

TOTAL OPTIONS PURCHASED (cost $2,583,668)				1,866,551

TOTAL SHORT-TERM INVESTMENTS (cost $282,595,231)				281,932,920

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 122.5% (cost $4,744,981,811)				4,795,871,387

	Interest Rate	Maturity Date	Principal Amount (000)#

SECURITIES SOLD SHORT — (6.4)%

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	3.500%	TBA	7,906	(8,330,639)
Federal Home Loan Mortgage Corp.	5.500%	TBA	7,170	(8,047,312)
Federal National Mortgage Assoc.	2.500%	TBA	10,211	(10,576,089)
Federal National Mortgage Assoc.	3.000%	TBA	57,700	(59,970,201)
Federal National Mortgage Assoc.	3.000%	TBA	29,428	(30,894,803)
Federal National Mortgage Assoc.	3.500%	TBA	12,484	(13,160,869)
Federal National Mortgage Assoc.	3.500%	TBA	5,084	(5,364,414)
Federal National Mortgage Assoc.	4.000%	TBA	29,237	(31,363,536)
Federal National Mortgage Assoc.	4.000%	TBA	1,490	(1,537,726)
Federal National Mortgage Assoc.	4.000%	TBA	21,466	(23,054,149)
Federal National Mortgage Assoc.	4.500%	TBA	3,910	(4,281,968)
Federal National Mortgage Assoc.	4.500%	TBA	6,400	(7,001,723)
Federal National Mortgage Assoc.	5.000%	TBA	5,259	(5,841,291)
Federal National Mortgage Assoc.	5.000%	TBA	6,057	(6,723,389)
Federal National Mortgage Assoc.	6.000%	TBA	22,272	(25,514,021)
Government National Mortgage Assoc.	4.500%	TBA	9,051	(9,764,966)

TOTAL SECURITIES SOLD SHORT (proceeds received $251,137,502)				(251,427,096)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BORROWED BONDS — (0.7)%
Mexico Government International Bond	3.500%	01/21/21	338	$(359,294)
Mexico Government International Bond	5.125%	01/15/20	1,330	(1,478,295)
U.S. Treasury Notes	1.500%	08/15/26	3,860	(3,822,454)
U.S. Treasury Notes	1.625%	02/15/26	10,983	(11,001,780)
U.S. Treasury Notes	1.625%	05/15/26	7,397	(7,406,824)
U.S. Treasury Notes	1.750%	01/31/23	613	(627,487)

TOTAL BORROWED BONDS (proceeds received $24,861,444)				(24,696,134)

	Counterparty	Notional Amount (000)#

OPTIONS WRITTEN*

Call Options
Currency Option United States Dollar vs Brazilian Real,
expiring 10/20/16, Strike Price 3.50	Goldman Sachs & Co.		7	(959)
Currency Option United States Dollar vs Chinese Yuan,
expiring 12/15/16, Strike Price 7.10	Deutsche Bank AG		16	(1,303)
Currency Option United States Dollar vs Japanese Yen,
expiring 10/20/16, Strike Price 105.00	Deutsche Bank AG		6	(53,258)
Currency Option United States Dollar vs Korean Won,
expiring 10/20/16, Strike Price 1,170.00	Hong Kong & Shanghai Bank		24	(878)
Currency Option United States Dollar vs Mexican Peso,
expiring 10/27/16, Strike Price 20.00	Goldman Sachs & Co.		19	(15,965)
expiring 11/08/16, Strike Price 20.00	Goldman Sachs & Co.		24	(28,918)
expiring 11/16/16, Strike Price 20.00	Goldman Sachs & Co.		19	(30,894)
expiring 11/23/16, Strike Price 21.50	Deutsche Bank AG		21	(12,824)

				(144,999)

Put Options
Eurodollar 3 Year Midcurve Options,
expiring 12/16/16, Strike Price $98.00			8,820	(66,150)
Currency Option Australian Dollar vs United States Dollar,
expiring 10/20/16, Strike Price 0.75	Deutsche Bank AG	AUD	317	(65,049)
Currency Option United States Dollar vs Indian Rupee,
expiring 11/10/16, Strike Price 66.50	Morgan Stanley		12	(5,785)
Currency Option United States Dollar vs Korean Won,
expiring 11/15/16, Strike Price 1,160.00	Deutsche Bank AG		22	(6,216)
Currency Option United States Dollar vs Mexican Peso,
expiring 11/16/16, Strike Price 18.10	Goldman Sachs & Co.		15	(4,956)

				(148,156)

TOTAL OPTIONS WRITTEN (premiums received $748,742)				(293,155)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS AND OPTIONS WRITTEN — 115.4% (cost $4,468,234,123)				4,519,455,002
Liabilities in excess of other assets(z) — (15.4)%				(604,046,479)

NET ASSETS — 100.0%				$3,915,408,523

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $42,335,842 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

$36,129,562; cash collateral of $36,864,934 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities maybe post-maturity.
(f)	Borrowed bond agreements are collateralized by U.S. Treasury Securities (coupon rates 1.5%-1.75%, maturity dates 01/31/23-08/15/26) and Foreign Government Bonds (coupon rates 3.5%-5.125, maturity dates 01/15/20-01/21/21), with the aggregate value of $24,696,134. Borrowed bond agreements are subject to contractual netting arrangements. For further detail on individual borrowed bond agreements and the corresponding counterparty, see the Schedule of Investments.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
525	5 Year U.S. Treasury Notes	Dec. 2016	$63,677,239	$ 63,795,703	$118,464
353	20 Year U.S. Treasury Bonds	Dec. 2016	59,744,478	59,359,156	(385,322)

					(266,858)

Short Positions:
68	90 Day Euro Dollar	Dec. 2017	16,818,163	16,818,950	(787)
1,064	2 Year U.S. Treasury Notes	Dec. 2016	232,450,297	232,450,750	(453)
4	5 Year Euro-Bobl	Dec. 2016	591,761	593,536	(1,775)
69	10 Year Euro-Bund	Dec. 2016	12,757,153	12,843,663	(86,510)
86	10 Year U.K. Gilt	Dec. 2016	14,534,698	14,518,742	15,956
872	10 Year U.S. Treasury Notes	Dec. 2016	114,143,567	114,341,000	(197,433)
35	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	6,297,323	6,435,625	(138,302)

					(409,304)

					$(676,162)

Cash of $842,024 has been segregated with Bank of America to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/04/16	Bank of New York Mellon	BRL	2,151	$670,000	$660,742	$ (9,258)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	13,193	4,068,716	4,051,996	(16,720)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	3,589	1,110,000	1,102,401	(7,599)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	2,236	689,606	686,772	(2,834)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	2,014	620,000	618,383	(1,617)
Expiring 10/04/16	Royal Bank of Scotland Group PLC	BRL	2,205	660,000	677,130	17,130
Expiring 10/05/16	Royal Bank of Scotland Group PLC	BRL	7,679	2,380,000	2,357,749	(22,251)
Expiring 11/03/16	Royal Bank of Scotland Group PLC	BRL	8,543	2,616,716	2,600,611	(16,105)
Expiring 11/03/16	Royal Bank of Scotland Group PLC	BRL	161	49,284	48,957	(327)
Expiring 12/21/16	BNP Paribas	BRL	920	268,000	275,953	7,953
Expiring 12/21/16	Goldman Sachs & Co.	BRL	530	160,800	159,078	(1,722)
Expiring 12/21/16	JPMorgan Chase	BRL	388	113,200	116,515	3,315

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/21/16	Nomura Securities Co.	BRL	180	$53,600	$54,057	$457
Expiring 12/21/16	Royal Bank of Scotland Group PLC	BRL	710	214,400	213,140	(1,260)
British Pound,
Expiring 10/04/16	Barclays Capital Group	GBP	899	1,190,000	1,164,796	(25,204)
Expiring 10/04/16	JPMorgan Chase	GBP	899	1,190,000	1,164,838	(25,162)
Expiring 12/21/16	Citigroup Global Markets	GBP	204	266,750	264,416	(2,334)
Expiring 12/21/16	Hong Kong & Shanghai Bank	GBP	375	485,697	487,192	1,495
Expiring 12/21/16	JPMorgan Chase	GBP	139	184,269	180,957	(3,312)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	GBP	760	990,630	986,848	(3,782)
Canadian Dollar,
Expiring 10/04/16	Barclays Capital Group	CAD	1,538	1,190,000	1,172,609	(17,391)
Expiring 10/04/16	Barclays Capital Group	CAD	1,538	1,190,000	1,172,373	(17,627)
Expiring 12/21/16	BNP Paribas	CAD	354	268,000	270,259	2,259
Expiring 12/21/16	Royal Bank of Scotland Group PLC	CAD	140	107,200	106,652	(548)
Chilean Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	CLP	918,396	1,351,000	1,396,170	45,170
Chinese Renminbi,
Expiring 11/07/16	BNP Paribas	CNH	2,876	430,000	429,788	(212)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	8,896	1,339,000	1,329,408	(9,592)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	3,426	512,400	512,028	(372)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	2,876	430,000	429,760	(240)
Expiring 11/07/16	Goldman Sachs & Co.	CNH	2,876	430,000	429,738	(262)
Expiring 11/07/16	Royal Bank of Scotland Group PLC	CNH	2,876	430,000	429,865	(135)
Colombian Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	COP	987,590	335,000	342,307	7,307
Expiring 10/03/16	Credit Suisse First Boston Corp.	COP	987,245	335,000	342,187	7,187
Expiring 10/05/16	BNP Paribas	COP	2,447,340	840,000	847,926	7,926
Expiring 10/05/16	Royal Bank of Scotland Group PLC	COP	2,440,200	840,000	845,452	5,452
Expiring 10/05/16	Royal Bank of Scotland Group PLC	COP	2,033,500	700,000	704,543	4,543
Euro,
Expiring 10/04/16	Citigroup Global Markets	EUR	1,352	1,530,000	1,519,564	(10,436)
Expiring 10/04/16	Citigroup Global Markets	EUR	752	850,000	844,396	(5,604)
Expiring 12/21/16	BNP Paribas	EUR	241	270,939	272,017	1,078
Expiring 12/21/16	Royal Bank of Scotland Group PLC	EUR	493	556,708	556,122	(586)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	EUR	56	62,836	63,154	318
Expiring 12/21/16	Royal Bank of Scotland Group PLC	EUR	43	48,401	48,359	(42)
Expiring 12/21/16	Standard Chartered PLC	EUR	54	60,000	60,448	448
Hungarian Forint,
Expiring 10/04/16	Citigroup Global Markets	HUF	660,103	2,380,000	2,407,510	27,510
Indian Rupee,
Expiring 10/13/16	Royal Bank of Scotland Group PLC	INR	934	14,000	13,988	(12)
Expiring 10/13/16	Standard Chartered PLC	INR	67,518	1,015,000	1,011,698	(3,302)
Expiring 10/13/16	UBS AG	INR	68,127	1,015,000	1,020,824	5,824
Expiring 12/23/16	UBS AG	INR	80,087	1,180,000	1,185,722	5,722
Japanese Yen,
Expiring 10/04/16	Barclays Capital Group	JPY	119,365	1,190,000	1,177,314	(12,686)
Expiring 10/04/16	Barclays Capital Group	JPY	119,355	1,190,000	1,177,208	(12,792)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/26/16	Royal Bank of Scotland Group PLC	JPY	110,609	$1,096,000	$1,091,978	$(4,022)
Expiring 12/21/16	BNP Paribas	JPY	21,695	214,400	214,761	361
Expiring 12/21/16	Hong Kong & Shanghai Bank	JPY	13,390	131,320	132,553	1,233
Expiring 12/21/16	Nomura Securities Co.	JPY	1,169,293	11,670,000	11,575,106	(94,894)
Expiring 12/21/16	Northern Trust Bank FSB	JPY	8,202	80,400	81,194	794
Malaysian Ringgit,
Expiring 10/24/16	JPMorgan Chase	MYR	4,505	1,100,000	1,087,702	(12,298)
Expiring 10/24/16	Royal Bank of Scotland Group PLC	MYR	87	21,000	20,978	(22)
Mexican Peso,
Expiring 10/04/16	Bank of New York Mellon	MXN	12,998	660,000	670,033	10,033
Expiring 10/04/16	Bank of New York Mellon	MXN	2,157	110,000	111,184	1,184
Expiring 10/04/16	Bank of New York Mellon	MXN	117	6,000	6,022	22
Expiring 10/04/16	Citigroup Global Markets	MXN	2,159	110,000	111,286	1,286
Expiring 10/04/16	Citigroup Global Markets	MXN	2,147	110,000	110,654	654
Expiring 10/04/16	Citigroup Global Markets	MXN	2,146	110,000	110,642	642
Expiring 10/04/16	JPMorgan Chase	MXN	12,740	660,000	656,728	(3,272)
Expiring 10/04/16	UBS AG	MXN	2,159	110,000	111,299	1,299
Expiring 10/04/16	UBS AG	MXN	2,148	110,000	110,724	724
Expiring 11/04/16	Royal Bank of Scotland Group PLC	MXN	25,860	1,326,000	1,328,126	2,126
Expiring 12/21/16	UBS AG	MXN	3,284	171,520	167,824	(3,696)
New Taiwanese Dollar,
Expiring 10/12/16	Bank of New York Mellon	TWD	20,854	665,000	665,528	528
Expiring 10/12/16	BNP Paribas	TWD	41,416	1,330,000	1,321,719	(8,281)
Expiring 10/13/16	Hong Kong & Shanghai Bank	TWD	21,074	665,000	672,550	7,550
New Zealand Dollar,
Expiring 12/21/16	Royal Bank of Scotland Group PLC	NZD	190	138,141	138,107	(34)
Expiring 12/21/16	Westpac Banking Corp.	NZD	536	387,842	389,036	1,194
Norwegian Krone,
Expiring 12/21/16	BNP Paribas	NOK	3,252	396,640	406,821	10,181
Expiring 12/21/16	BNP Paribas	NOK	1,338	160,800	167,365	6,565
Expiring 12/21/16	Morgan Stanley	NOK	1,148	139,360	143,648	4,288
Expiring 12/21/16	Royal Bank of Scotland Group PLC	NOK	890	107,200	111,301	4,101
Russian Ruble,
Expiring 10/04/16	JPMorgan Chase	RUB	151,963	2,380,000	2,417,599	37,599
Expiring 10/27/16	BNP Paribas	RUB	42,372	660,000	670,300	10,300
South African Rand,
Expiring 10/04/16	Barclays Capital Group	ZAR	32,566	2,380,000	2,371,290	(8,710)
Expiring 12/21/16	BNP Paribas	ZAR	3,026	214,400	216,916	2,516
Expiring 12/21/16	Hong Kong & Shanghai Bank	ZAR	3,965	268,000	284,249	16,249
Expiring 12/21/16	UBS AG	ZAR	1,900	128,640	136,216	7,576
South Korean Won,
Expiring 10/20/16	Morgan Stanley	KRW	876,492	776,000	795,714	19,714
Expiring 10/28/16	UBS AG	KRW	1,035,902	936,366	940,375	4,009
Expiring 10/28/16	UBS AG	KRW	443,765	401,234	402,843	1,609
Expiring 12/21/16	BNP Paribas	KRW	237,019	214,400	215,113	713
Expiring 12/21/16	Citigroup Global Markets	KRW	237,041	214,400	215,132	732
Expiring 12/21/16	Hong Kong & Shanghai Bank	KRW	1,176,069	1,070,000	1,067,372	(2,628)
Expiring 12/21/16	Hong Kong & Shanghai Bank	KRW	239,656	214,400	217,506	3,106
Expiring 12/21/16	Hong Kong & Shanghai Bank	KRW	237,051	214,400	215,142	742
Expiring 12/21/16	JPMorgan Chase	KRW	609,528	541,360	553,193	11,833
Swedish Krona,
Expiring 10/04/16	Goldman Sachs & Co.	SEK	9,972	1,190,000	1,162,607	(27,393)
Expiring 10/04/16	Morgan Stanley	SEK	9,975	1,190,000	1,162,965	(27,035)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 10/04/16	Goldman Sachs & Co.	TRY	7,036	$2,380,000	$2,342,516	$(37,484)
Expiring 10/18/16	Citigroup Global Markets	TRY	3,645	1,222,118	1,210,025	(12,093)
Expiring 10/18/16	Citigroup Global Markets	TRY	3,191	1,067,300	1,059,160	(8,140)
Expiring 10/18/16	Deutsche Bank AG	TRY	2,780	927,740	922,868	(4,872)
Expiring 10/18/16	JPMorgan Chase	TRY	1,689	562,856	560,806	(2,050)
Expiring 10/18/16	JPMorgan Chase	TRY	1,528	509,281	507,105	(2,176)
Expiring 10/18/16	Northern Trust Bank FSB	TRY	192	64,247	63,817	(430)

				$81,585,917	$81,417,618	(168,299)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	Goldman Sachs & Co.	AUD	536	$ 409,705	$ 409,451	$ 254
Expiring 12/21/16	Goldman Sachs & Co.	AUD	172	127,912	131,024	(3,112)
Expiring 12/21/16	Goldman Sachs & Co.	AUD	107	80,744	81,891	(1,147)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	AUD	214	164,424	163,780	644
Brazilian Real,
Expiring 10/04/16	Goldman Sachs & Co.	BRL	3,643	1,122,000	1,118,902	3,098
Expiring 10/04/16	Goldman Sachs & Co.	BRL	3,022	909,606	928,047	(18,441)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	2,913	890,000	894,513	(4,513)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	2,192	660,000	673,076	(13,076)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	2,179	670,000	669,076	924
Expiring 10/04/16	Royal Bank of Scotland Group PLC	BRL	8,473	2,616,716	2,602,258	14,458
Expiring 10/04/16	UBS AG	BRL	3,206	950,000	984,724	(34,724)
Expiring 10/05/16	Credit Suisse First Boston Corp.	BRL	3,883	1,190,000	1,192,211	(2,211)
Expiring 10/05/16	Deutsche Bank AG	BRL	3,884	1,190,000	1,192,576	(2,576)
Expiring 12/21/16	BNP Paribas	BRL	878	268,000	263,514	4,486
Expiring 12/21/16	Royal Bank of Scotland Group PLC	BRL	882	268,000	264,592	3,408
British Pound,
Expiring 10/04/16	Deutsche Bank AG	GBP	1,839	2,380,000	2,384,156	(4,156)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	GBP	626	820,937	811,472	9,465
Expiring 10/19/16	Morgan Stanley	GBP	770	1,017,868	998,435	19,433
Expiring 11/03/16	Citigroup Global Markets	GBP	145	188,224	188,074	150
Expiring 12/21/16	Bank of New York Mellon	GBP	760	1,005,703	986,848	18,855
Expiring 12/21/16	Bank of New York Mellon	GBP	561	742,756	728,939	13,817
Expiring 12/21/16	Bank of New York Mellon	GBP	413	547,116	535,910	11,206
Expiring 12/21/16	Citigroup Global Markets	GBP	107	140,373	139,197	1,176
Expiring 12/21/16	Hong Kong & Shanghai Bank	GBP	322	418,756	417,592	1,164
Expiring 12/21/16	Hong Kong & Shanghai Bank	GBP	107	139,838	139,198	640
Expiring 12/21/16	JPMorgan Chase	GBP	161	210,432	208,796	1,636
Canadian Dollar,
Expiring 10/04/16	Goldman Sachs & Co.	CAD	3,075	2,380,000	2,343,518	36,482
Expiring 12/21/16	Goldman Sachs & Co.	CAD	170	128,640	129,278	(638)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	CAD	424	321,600	323,609	(2,009)
Chilean Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	CLP	912,749	1,351,000	1,387,585	(36,585)
Expiring 10/17/16	Royal Bank of Scotland Group PLC	CLP	3,966	6,000	6,022	(22)
Expiring 10/17/16	State Street Bank	CLP	679,206	1,004,000	1,031,288	(27,288)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 11/07/16	Deutsche Bank AG	CNH	36,844	$5,581,000	$5,506,129	$74,871
Expiring 11/07/16	Morgan Stanley	CNH	1,139	170,400	170,248	152
Expiring 12/21/16	Hong Kong & Shanghai Bank	CNH	61,707	9,170,000	9,199,687	(29,687)
Colombian Peso,
Expiring 10/03/16	Credit Suisse First Boston Corp.	COP	1,993,123	670,000	690,833	(20,833)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	COP	4,527,270	1,530,000	1,568,555	(38,555)
Expiring 10/05/16	Standard Chartered PLC	COP	2,516,425	850,000	871,861	(21,861)
Expiring 10/18/16	Royal Bank of Scotland Group PLC	COP	2,308,600	776,000	797,760	(21,760)
Euro,
Expiring 10/04/16	Credit Suisse First Boston Corp.	EUR	2,123	2,380,000	2,385,351	(5,351)
Expiring 10/05/16	Morgan Stanley	EUR	361	403,876	405,628	(1,752)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	EUR	14,597	16,283,479	16,401,538	(118,059)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	EUR	147	165,199	165,173	26
Expiring 10/05/16	Standard Chartered PLC	EUR	76	85,226	85,395	(169)
Expiring 10/14/16	Bank of New York Mellon	EUR	1,008	1,129,436	1,132,492	(3,056)
Expiring 10/14/16	Bank of New York Mellon	EUR	512	581,122	574,946	6,176
Expiring 10/14/16	Bank of New York Mellon	EUR	335	374,575	377,007	(2,432)
Expiring 10/14/16	Bank of New York Mellon	EUR	113	128,751	127,359	1,392
Expiring 10/14/16	Citigroup Global Markets	EUR	169	189,303	190,075	(772)
Expiring 10/14/16	Deutsche Bank AG	EUR	163	183,652	183,646	6
Expiring 10/14/16	Deutsche Bank AG	EUR	109	122,440	122,331	109
Expiring 10/14/16	Goldman Sachs & Co.	EUR	104	116,779	117,317	(538)
Expiring 10/14/16	Morgan Stanley	EUR	342	386,388	384,156	2,232
Expiring 10/14/16	Morgan Stanley	EUR	109	123,255	122,542	713
Expiring 11/03/16	Royal Bank of Scotland Group PLC	EUR	15,242	17,109,147	17,149,741	(40,594)
Expiring 12/21/16	Bank of America	EUR	2,681	3,026,259	3,023,531	2,728
Expiring 12/21/16	BNP Paribas	EUR	134	151,199	151,120	79
Expiring 12/21/16	BNP Paribas	EUR	107	121,049	120,896	153
Expiring 12/21/16	Morgan Stanley	EUR	815	919,371	918,730	641
Expiring 12/21/16	Morgan Stanley	EUR	18	20,168	20,163	5
Expiring 12/21/16	Royal Bank of Scotland Group PLC	EUR	214	240,589	241,792	(1,203)
Expiring 12/21/16	UBS AG	EUR	365	411,608	411,047	561
Hungarian Forint,
Expiring 10/04/16	Goldman Sachs & Co.	HUF	648,824	2,380,000	2,366,371	13,629
Indian Rupee,
Expiring 10/13/16	BNP Paribas	INR	68,036	1,015,000	1,019,455	(4,455)
Japanese Yen,
Expiring 10/04/16	Goldman Sachs & Co.	JPY	240,246	2,380,000	2,369,572	10,428
Expiring 12/21/16	Barclays Capital Group	JPY	1,085	10,720	10,742	(22)
Mexican Peso,
Expiring 10/04/16	Citigroup Global Markets	MXN	12,994	660,000	669,839	(9,839)
Expiring 10/05/16	Royal Bank of Scotland Group PLC	MXN	9,303	492,052	479,501	12,551
Expiring 11/03/16	Citigroup Global Markets	MXN	9,301	474,068	477,743	(3,675)
Expiring 12/21/16	Citigroup Global Markets	MXN	2,119	107,200	108,252	(1,052)
Expiring 12/21/16	JPMorgan Chase	MXN	2,806	144,720	143,355	1,365
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	44,447	2,293,118	2,271,190	21,928
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	3,372	182,240	172,299	9,941
New Taiwanese Dollar,
Expiring 10/12/16	Morgan Stanley	TWD	20,841	665,000	665,104	(104)

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 10/13/16	Hong Kong & Shanghai Bank	TWD	21,054	$665,000	$671,914	$(6,914)
Expiring 10/21/16	Morgan Stanley	TWD	31,371	990,445	1,001,387	(10,942)
Expiring 10/21/16	Royal Bank of Scotland Group PLC	TWD	1,741	55,555	55,569	(14)
New Zealand Dollar,
Expiring 12/21/16	Credit Suisse First Boston Corp.	NZD	11	7,969	7,780	189
Expiring 12/21/16	Westpac Banking Corp.	NZD	429	313,614	311,229	2,385
Norwegian Krone,
Expiring 12/21/16	Citigroup Global Markets	NOK	4,349	536,000	544,140	(8,140)
Expiring 12/21/16	Citigroup Global Markets	NOK	3,480	428,800	435,418	(6,618)
Russian Ruble,
Expiring 10/04/16	BNP Paribas	RUB	78,397	1,190,000	1,247,231	(57,231)
Expiring 10/04/16	Morgan Stanley	RUB	78,475	1,190,000	1,248,462	(58,462)
Saudi Arabian Riyal,
Expiring 11/23/16	BNP Paribas	SAR	24,982	6,550,000	6,649,551	(99,551)
Expiring 11/23/16	Citigroup Global Markets	SAR	25,350	6,650,000	6,747,531	(97,531)
Expiring 11/23/16	Citigroup Global Markets	SAR	18,729	4,928,000	4,985,191	(57,191)
South African Rand,
Expiring 10/04/16	Bank of New York Mellon	ZAR	16,984	1,190,000	1,236,672	(46,672)
Expiring 10/04/16	Credit Suisse First Boston Corp.	ZAR	16,975	1,190,000	1,236,050	(46,050)
Expiring 10/26/16	Goldman Sachs & Co.	ZAR	4,516	330,000	327,446	2,554
Expiring 10/26/16	Morgan Stanley	ZAR	4,514	330,000	327,235	2,765
Expiring 12/21/16	BNP Paribas	ZAR	3,875	268,000	277,803	(9,803)
Expiring 12/21/16	BNP Paribas	ZAR	3,055	214,400	219,034	(4,634)
Expiring 12/21/16	Goldman Sachs & Co.	ZAR	2,985	214,400	213,999	401
Expiring 12/21/16	JPMorgan Chase	ZAR	1,835	125,960	131,523	(5,563)
South Korean Won,
Expiring 10/20/16	JPMorgan Chase	KRW	871,060	776,000	790,782	(14,782)
Expiring 10/28/16	Standard Chartered PLC	KRW	1,474,704	1,337,600	1,338,713	(1,113)
Expiring 12/21/16	BNP Paribas	KRW	152,014	139,360	137,964	1,396
Expiring 12/21/16	Deutsche Bank AG	KRW	1,509,013	1,337,600	1,369,544	(31,944)
Expiring 12/21/16	Hong Kong & Shanghai Bank	KRW	412,007	375,200	373,928	1,272
Expiring 12/21/16	Standard Chartered PLC	KRW	303,939	278,720	275,847	2,873
Swedish Krona,
Expiring 10/04/16	Barclays Capital Group	SEK	20,369	2,380,000	2,374,845	5,155
Turkish Lira,
Expiring 10/04/16	BNP Paribas	TRY	3,544	1,190,000	1,179,991	10,009
Expiring 10/04/16	Deutsche Bank AG	TRY	3,544	1,190,000	1,179,801	10,199
Expiring 10/05/16	Bank of New York Mellon	TRY	3,696	1,239,189	1,230,395	8,794
Expiring 10/05/16	Goldman Sachs & Co.	TRY	2,335	782,789	777,210	5,579
Expiring 10/18/16	Citigroup Global Markets	TRY	6,407	2,156,952	2,127,044	29,908
Expiring 10/18/16	Morgan Stanley	TRY	6,617	2,226,558	2,196,738	29,820

				$141,302,850	$141,927,991	(625,141)

						$(793,440)

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/21/16	Buy	EUR	169	RUB	12,607	$ (6,038)	BNP Paribas
12/21/16	Buy	EUR	118	SEK	1,123	1,496	Citigroup Global Markets
12/21/16	Buy	EUR	284	RUB	21,356	(12,873)	Deutsche Bank AG
12/21/16	Buy	EUR	3	SEK	26	26	Standard Chartered PLC
12/21/16	Buy	RUB	2,530	EUR	34	1,345	JPMorgan Chase

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/21/16	Buy	SEK	102	EUR	11	$(168)	Goldman Sachs & Co.

						$(16,212)

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	20,633	07/03/17	12.850%	Overnight Brazil Interbank Deposit(2)	$—	$ —	$ —	JPMorgan Chase
BRL	12,187	07/03/17	13.110%	Overnight Brazil Interbank Deposit(2)	(4,217)	—	(4,217)	Citigroup Global Markets
BRL	10,154	07/03/17	13.130%	Overnight Brazil Interbank Deposit(2)	(3,967)	—	(3,967)	Bank of America
BRL	15,816	01/02/19	12.240%	Overnight Brazil Interbank Deposit(1)	51,700	—	51,700	Bank of America
BRL	10,906	01/02/19	11.495%	Overnight Brazil Interbank Deposit(1)	—	—	—	Bank of America
BRL	8,529	01/02/19	12.030%	Overnight Brazil Interbank Deposit(1)	22,891	—	22,891	Bank of America
BRL	8,290	01/02/19	12.020%	Overnight Brazil Interbank Deposit(1)	21,686	—	21,686	Bank of America
BRL	7,751	01/02/19	12.462%	Overnight Brazil Interbank Deposit(1)	34,792	—	34,792	Bank of America
BRL	7,745	01/02/19	12.520%	Overnight Brazil Interbank Deposit(1)	38,422	—	38,422	JPMorgan Chase
BRL	4,316	01/02/19	12.305%	Overnight Brazil Interbank Deposit(1)	16,280	—	16,280	JPMorgan Chase
BRL	8,572	01/02/20	11.680%	Overnight Brazil Interbank Deposit(1)	19,159	—	19,159	Bank of America
BRL	6,864	01/02/20	11.650%	Overnight Brazil Interbank Deposit(1)	13,293	—	13,293	Citigroup Global Markets
BRL	6,674	01/02/20	11.930%	Overnight Brazil Interbank Deposit(1)	32,193	—	32,193	JPMorgan Chase
BRL	6,565	01/02/20	11.875%	Overnight Brazil Interbank Deposit(1)	28,402	—	28,402	JPMorgan Chase
BRL	156	01/02/20	11.375%	Overnight Brazil Interbank Deposit(1)	—	—	—	JPMorgan Chase
COP	902,785	07/22/26	7.050%	Colombia Overnight Interbank(1)	13,674	—	13,674	Credit Suisse First Boston Corp.

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
COP	902,785	07/22/26	7.000%	Colombia Overnight Interbank(1)	$ 12,488	$ —	$ 12,488	Credit Suisse First Boston Corp.
COP	4,846,540	07/29/26	6.900%	Colombia Overnight Interbank(1)	54,199	—	54,199	JPMorgan Chase
MXN	6,132	12/07/17	4.300%	28 day Mexican interbank rate(2)	4,968	43	4,925	Bank of America
MXN	12,048	03/21/18	4.550%	28 day Mexican interbank rate(2)	10,310	612	9,698	Barclays Capital Group
MXN	26,785	05/09/18	4.790%	28 day Mexican interbank rate(1)	(20,187)	(72)	(20,115)	Citigroup Global Markets
MXN	4,154	12/05/18	4.770%	28 day Mexican interbank rate(2)	4,653	32	4,621	Citigroup Global Markets
MXN	4,154	12/06/18	4.760%	28 day Mexican interbank rate(2)	4,694	32	4,662	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%	28 day Mexican interbank rate(2)	4,970	32	4,938	Bank of America
MXN	18,660	07/17/25	6.320%	28 day Mexican interbank rate(1)	(1,719)	(96)	(1,623)	Morgan Stanley
MXN	9,298	07/17/25	6.325%	28 day Mexican interbank rate(1)	(684)	(48)	(636)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%	28 day Mexican interbank rate(1)	(2,045)	(140)	(1,905)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	3,652	—	3,652	Bank of America
MXN	27,569	08/11/25	6.310%	28 day Mexican interbank rate(2)	3,652	—	3,652	Bank of America
MXN	1,127	12/05/25	6.270%	28 day Mexican interbank rate(1)	(410)	(34)	(376)	Bank of America

					$362,849	$ 361	$362,488

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
103,121	01/12/17	1.256%	3 Month LIBOR(2)	$—	$(248,174)	$(248,174)
345,206	09/30/18	1.019%	3 Month LIBOR(1)	—	(70,243)	(70,243)
46,553	08/15/23	1.311%	3 Month LIBOR(2)	—	57,483	57,483
620	08/25/25	2.130%	3 Month LIBOR(1)	—	37,598	37,598
437	09/11/25	2.272%	3 Month LIBOR(2)	—	(31,639)	(31,639)
18,148	02/15/36	1.749%	3 Month LIBOR(2)	—	57,572	57,572

				$—	$(197,403)	$(197,403)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CNH Industrial NV	12/20/20	5.000%	EUR 21	2.201%	$ 2,764	$ 2,361	$ 403	BNP Paribas

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.):
United Mexican States	06/20/20	1.000%		1,765	1.240%	$ (14,644)	$ (18,087)	$ 3,443	Bank of America
United Mexican States	09/20/20	1.000%		1,765	1.305%	(20,024)	(20,290)	266	JPMorgan Chase

						$ (31,904)	$ (36,016)	$ 4,112

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Australia & New Zealand Banking Group Ltd	12/20/21	1.000%		10,783	0.676%	$ (180,141)	$ (182,348)	$ 2,207	BNP Paribas
Australia & New Zealand Banking Group Ltd	12/20/21	1.000%		2,287	0.676%	(38,210)	(38,678)	468	JPMorgan Chase
Commonwealth Bank of Australia	06/20/21	1.000%		2,420	0.614%	(43,651)	(28,252)	(15,399)	JPMorgan Chase
Commonwealth Bank of Australia	06/20/21	1.000%		1,925	0.614%	(34,722)	(22,474)	(12,248)	JPMorgan Chase
Commonwealth Bank of Australia	12/20/21	1.000%		4,895	0.677%	(81,411)	(75,363)	(6,048)	JPMorgan Chase
Federation of Malaysia	12/20/21	1.000%		1,411	1.214%	14,498	24,115	(9,617)	Barclays Capital Group
Federation of Malaysia	12/20/21	1.000%		99	1.214%	1,078	1,119	(41)	Barclays Capital Group
Federation of Malaysia	12/20/21	1.000%		20	1.214%	201	336	(135)	Citigroup Global Markets
HSBC Bank PLC	12/20/21	1.000%	EUR	10,051	0.776%	(135,223)	(144,858)	9,635	BNP Paribas
HSBC Bank PLC	12/20/21	1.000%	EUR	3,052	0.776%	(41,060)	(45,692)	4,632	Credit Suisse First Boston Corp.
HSBC Bank PLC	12/20/21	1.000%	EUR	1,489	0.776%	(20,032)	(23,599)	3,567	Bank of America
Loews Corporation	12/20/20	1.000%		1,070	0.272%	(32,741)	(40,404)	7,663	Barclays Capital Group
National Australia Bank Limited	12/20/21	1.000%		2,180	0.677%	(36,256)	(33,699)	(2,557)	BNP Paribas
National Australia Bank Limited	12/20/21	1.000%		670	0.677%	(11,143)	(10,357)	(786)	BNP Paribas
Republic of Argentina	12/20/21	5.000%		2,969	3.847%	(165,073)	(101,978)	(63,095)	Citigroup Global Markets
Republic of Argentina	12/20/21	5.000%		198	3.847%	(11,008)	(9,421)	(1,587)	Bank of America
Republic of Colombia	12/20/21	1.000%		649	1.664%	21,049	23,829	(2,780)	Morgan Stanley
Republic of Colombia	12/20/21	1.000%		637	1.664%	20,660	25,277	(4,617)	Barclays Capital Group
Republic of Colombia	12/20/21	1.000%		637	1.664%	20,660	24,678	(4,018)	Barclays Capital Group
Republic of Colombia	12/20/21	1.000%		544	1.664%	17,644	21,587	(3,943)	Citigroup Global Markets
Republic of Philippines	06/20/21	1.000%		1,044	1.056%	2,289	8,562	(6,273)	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%		328	1.056%	720	1,889	(1,169)	JPMorgan Chase
Republic of Philippines	06/20/21	1.000%		88	1.056%	193	556	(363)	JPMorgan Chase

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):
Republic of Philippines	12/20/21	1.000%		5,658	1.162%	$43,449	$ 22,883	$ 20,566	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%		1,609	1.162%	12,354	7,298	5,056	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%		1,349	1.162%	10,143	10,705	(562)	Citigroup Global Markets
Republic of Philippines	12/20/21	1.000%		1,265	1.162%	9,716	3,255	6,461	JPMorgan Chase
Republic of Philippines	12/20/21	1.000%		902	1.162%	6,928	4,269	2,659	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%		670	1.162%	5,689	5,968	(279)	Bank of America
Republic of Philippines	12/20/21	1.000%		654	1.162%	5,019	2,932	2,087	Citigroup Global Markets
Republic of Philippines	12/20/21	1.000%		599	1.162%	4,601	2,717	1,884	JPMorgan Chase
Republic of Philippines	12/20/21	1.000%		564	1.162%	4,330	2,251	2,079	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%		557	1.162%	4,277	2,223	2,054	UBS AG
Republic of Philippines	12/20/21	1.000%		451	1.162%	3,464	1,801	1,663	Barclays Capital Group
Republic of Philippines	12/20/21	1.000%		334	1.162%	2,562	1,023	1,539	BNP Paribas
Republic of Philippines	12/20/21	1.000%		320	1.162%	2,456	823	1,633	Citigroup Global Markets
Republic of Philippines	12/20/21	1.000%		226	1.162%	1,732	900	832	Barclays Capital Group
Republic of South Africa	12/20/21	1.000%		7,140	2.530%	524,756	548,540	(23,784)	Barclays Capital Group
Republic of South Africa	12/20/21	1.000%		3,015	2.530%	221,588	232,972	(11,384)	JPMorgan Chase
Republic of South Africa	12/20/21	1.000%		2,910	2.530%	213,871	224,859	(10,988)	Citigroup Global Markets
Republic of South Africa	12/20/21	1.000%		1,185	2.530%	87,092	91,566	(4,474)	Bank of America
Republic of South Africa	12/20/21	1.000%		1,165	2.530%	85,622	91,010	(5,388)	BNP Paribas
Republic of South Africa	12/20/21	1.000%		725	2.530%	53,284	55,699	(2,415)	Goldman Sachs & Co.
Russian Federation	12/20/21	1.000%		563	2.169%	31,880	33,678	(1,798)	JPMorgan Chase
Standard Chartered Bank	12/20/21	1.000%	EUR	9,049	1.207%	104,015	75,227	28,788	Citigroup Global Markets
Standard Chartered Bank	12/20/21	1.000%	EUR	3,539	1.207%	40,680	34,357	6,323	BNP Paribas
United Mexican States	06/20/20	1.000%		1,765	1.240%	14,644	15,519	(875)	JPMorgan Chase
United Mexican States	09/20/20	1.000%		1,765	1.305%	20,024	23,388	(3,364)	Bank of America
United Mexican States	12/20/21	1.000%		1,038	1.648%	32,774	34,891	(2,117)	BNP Paribas
United Mexican States	12/20/21	1.000%		1,037	1.648%	32,743	36,088	(3,345)	BNP Paribas
United Mexican States	12/20/21	1.000%		686	1.648%	21,659	23,402	(1,743)	Morgan Stanley
United Mexican States	12/20/21	1.000%		685	1.648%	21,629	23,205	(1,576)	Morgan Stanley
United Mexican States	12/20/21	1.000%		519	1.648%	16,387	18,201	(1,814)	Citigroup Global Markets
United Mexican States	12/20/21	1.000%		519	1.648%	16,387	18,693	(2,306)	Citigroup Global Markets
United Mexican States	12/20/21	1.000%		519	1.648%	16,387	18,693	(2,306)	Citigroup Global Markets
United Mexican States	12/20/21	1.000%		519	1.648%	16,387	18,693	(2,306)	Citigroup Global Markets
United Mexican States	12/20/21	1.000%		478	1.648%	15,092	17,054	(1,962)	Barclays Capital Group

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):
United Mexican States	12/20/21	1.000%	291	1.648%	$ 9,188	$ 10,588	$ (1,400)	Barclays Capital Group
United Mexican States	12/20/21	1.000%	286	1.648%	9,030	10,676	(1,646)	Citigroup Global Markets
Valero Energy Corp.	12/20/20	1.000%	1,045	1.126%	4,994	25,388	(20,394)	Morgan Stanley

					$995,154	$1,126,260	$(131,106)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2):
CMBX NA.6.BBB	05/11/63	3.000%	200	$ 17,837	$ 12,565	$ 5,272	JPMorgan Chase
CMBX NA.6.BBB	05/11/63	3.000%	200	17,837	12,565	5,272	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000%	200	17,837	11,250	6,587	Morgan Stanley
CMBX.NA.7.AAA	01/17/47	0.500%	5,000	(80,414)	(167,075)	86,661	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000%	540	(41,634)	(56,784)	15,150	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%	1,840	67,423	59,287	8,136	Goldman Sachs & Co.

				$ (1,114)	$(128,192)	$127,078

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.27.V1	12/20/21	5.000%	38,873	$ 1,372,928	$ 1,773,545	$ 400,617
CDX.NA.LG27.V1	12/20/21	1.000%	72,376	705,331	930,960	225,629
CMBX.NA.6.BBB	05/11/63	3.000%	200	(16,565)	(17,825)	(1,260)

				$ 2,061,694	$ 2,686,680	$ 624,986

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices– Buy Protection(2):
ITRAXX.XO.26V1	12/20/21	5.000%	EUR	100	$ (8,491)	$ (9,035)	$ (544)

Cash of $5,216,430 has been segregated with JPMorgan Chase to cover the requirements for open centrally cleared swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Reverse Repurchase Agreements outstanding at September 30, 2016:

Broker	Interest Rate	Trade Date	Value at September 30, 2016	Maturity Date	Cost
Bank of America	1.350%	09/30/2016	$140,885,750	10/03/2016	$140,885,750
Bank of Montreal	0.480%	09/13/2016	24,978,615	OPEN	24,978,615
Barclays Capital Group	1.150%	09/30/2016	96,652,965	10/03/2016	96,652,965
BNP Paribas	0.450%	09/15/2016	958,750	OPEN	958,750
Citigroup Global Markets	0.900%	09/30/2016	42,946,250	10/03/2016	42,946,250
Credit Suisse First Boston Corp.	1.450%	09/30/2016	42,105,000	10/03/2016	42,105,000
Deutsche Bank AG	0.300%	09/30/2016	25,062,500	10/03/2016	25,062,500
Deutsche Bank AG	0.470%	08/04/2016	58,652,500	OPEN	58,652,500
Deutsche Bank AG	0.200%	09/09/2016	20,800,000	OPEN	20,800,000
Deutsche Bank AG	1.400%	09/30/2016	14,251,519	10/03/2016	14,251,519

			$467,293,849		$467,293,849

The aggregate value of Reverse Repurchase Agreements is $467,293,849. U.S. Treasury Securities, with a market value of $466,864,218 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2016. Reverse repurchase agreements are subject to contractual netting arrangements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$123,060,627	$2,508,500
Non-Residential Mortgage-Backed Securities	—	134,076,911	4,672,662
Residential Mortgage-Backed Securities	—	115,456,151	4,080,000
Bank Loans	—	8,984,631	—
Commercial Mortgage-Backed Securities	—	191,321,967	3,890,867
Corporate Bonds	—	1,378,478,032	—
Foreign Government Bonds	—	137,023,401	—
Municipal Bonds	—	99,474,996	2,526,004
Residential Mortgage-Backed Securities	—	178,707,061	5,939,170
U.S. Government Agency Obligations	—	1,017,858,788	18,718,639
U.S. Treasury Obligations	—	1,160,289,363	—
Preferred Stocks	6,241,920	—	—
Affiliated Mutual Funds	100,441,596	—	—
Borrowed Bond Agreements	—	24,886,321	—
Certificates of Deposit	—	60,541,839	—

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Commercial Paper	$ —	$ 14,825,390	$ —
Options Purchased	962,419	904,132	—
U.S. Government Agency Obligations - Short	—	(251,427,096)	—
Borrowed Bonds	—	(24,696,134)	—
Options Written	(66,150)	(227,005)	—
Reverse Repurchase Agreements	—	(467,293,849)	—
Other Financial Instruments*
Futures Contracts	(676,162)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(793,440)	—
OTC Cross Currency Exchange Contracts	—	(16,212)	—
OTC Interest Rate Swap Agreements	—	362,849	—
Centrally Cleared Interest Rate Swap Agreements	—	(197,403)	—
OTC Credit Default Swap Agreements	—	962,136	—
Centrally Cleared Credit Default Swap Agreements	—	624,442	—

Total	$106,903,623	$3,903,187,898	$42,335,842

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities Collateralized Loan Obligations	Asset Backed Securities Non-Residential Mortgage-Backed Securities	Asset Backed Securities Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/15	$—	$4,354,235	$—	$1,794,284
Accrued discount/premium	—	—	—	5,852
Realized gain (loss)	—	—	—	(5,116)
Change in unrealized appreciation (depreciation)**	(1,500)	17,531	—	14,259
Purchases	2,510,000	2,979,862	4,080,000	3,262,861
Sales/Paydowns	—	(141,341)	—	(794,127)
Transfers into of Level 3	—	—	—	—
Transfers out of Level 3	—	(2,537,625)	—	(387,146)

Balance as of 09/30/16	$2,508,500	$4,672,662	$4,080,000	$3,890,867

	Residential Mortgage-Backed Securities	Municipal Bonds	U.S. Government Agency Obligations
Balance as of 12/31/15	$1,840,158	$—	$—
Accrued discount/premium	2,945	—	—
Realized gain (loss)	5,200	—	—
Change in unrealized appreciation (depreciation)**	(3,754)	—	—
Purchases	5,314,791	2,526,004	18,718,639
Sales/Paydown	(382,265)	—	—
Transfers into of Level 3	—	—	—
Transfers out of Level 3	(837,905)	—	—

Balance as of 9/30/16	$5,939,170	$2,526,004	$18,718,639

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $25,791 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Asset Backed Securities-Collateralized Loan Obligations	$518,500	Market Approach	Single Broker Indicative Quote

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Asset Backed Securities-Collateralized Loan Obligations	1,990,000	Pricing at Cost	Unadjusted Purchase Price
Asset Backed Securities-Non-Residential Mortgage Backed Securities	4,672,662	Market Approach	Single Broker Indicative Quote
Asset Backed Securities-Residential Mortgage Backed Securities	3,340,000	Market Approach	Single Broker Indicative Quote
Asset Backed Securities-Residential Mortgage Backed Securities	740,000	Pricing at Cost	Unadjusted Purchase Price
Commercial Mortgage-Backed Securities	3,437,827	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	453,040	Pricing at Cost	Unadjusted Purchase Price
Municipal Bonds	1,677,581	Market Approach	Single Broker Indicative Quote
Municipal Bonds	848,423	Pricing at Cost	Unadjusted Purchase Price
Residential Mortgage Backed Securities	5,129,170	Market Approach	Single Broker Indicative Quote
Residential Mortgage Backed Securities	810,000	Pricing at Cost	Unadjusted Purchase Price
U.S. Government Agency Obligations	18,718,639	Pricing at Cost	Unadjusted Purchase Price

	$42,335,842

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset Backed Securities-Non-Residential Mortgage-Backed Securities	$2,537,625	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$ 837,905	L3 to L2	Cost to Evaluated Bid
Commercial Mortgage-Backed Securities	$ 387,146	L3 to L2	Cost to Evaluated Bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$1,586,578
Foreign exchange contracts	(298,377)
Interest rate contracts	551,405

Total	$1,839,606

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 67.0%

ASSET-BACKED SECURITIES — 10.9%

Non-Residential Mortgage-Backed Securities
Chase Issuance Trust, Series 2014-A8, Class A8	0.774%	(c)	11/15/18	500	$500,098
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910%	(c)	12/17/18	100	100,016
Citibank Credit Card Issuance Trust, Series 2013-A12, Class A12	1.018%	(c)	11/07/18	200	200,038
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	145	144,648

TOTAL ASSET-BACKED SECURITIES (cost $944,915)					944,800

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	90	90,361
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.116%	(c)	04/17/45	26	25,859
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	34	33,717
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1	0.726%		08/10/49	41	40,559
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	161	161,022
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	214	214,742
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	6	5,734

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $587,495)					571,994

CORPORATE BONDS — 16.4%

Banks — 6.0%
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	100	111,279
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	95	104,922
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	100	112,896
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	100	109,804
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	75	78,698

					517,599

Electric — 0.8%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	60	65,915

Engineering & Construction — 0.9%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%		05/08/17	80	80,171

Food — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	10	10,070

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		06/01/21	50	54,411
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%		02/15/21	60	67,130

					121,541

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%		01/16/18	90	$94,950

Miscellaneous Manufacturing — 2.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	65	69,054
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%		10/17/21	10	11,393
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21	100	114,582

					195,029

Pipelines — 1.6%
Enterprise Products Operating LLC, Gtd. Notes	5.200%		09/01/20	125	139,573

Telecommunications — 1.2%
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	100	107,354

Transportation — 1.0%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	75	83,562

TOTAL CORPORATE BONDS (cost $1,310,485)					1,415,764

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.1%
Federal Home Loan Banks	0.625%		11/23/16	60	60,028
Federal Home Loan Mortgage Corp.	0.875%		10/14/16	500	500,086
Federal Home Loan Mortgage Corp.	1.375%		05/01/20	2,230	2,254,202
Federal National Mortgage Assoc.	0.875%		05/21/18	45	45,040

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,833,156)					2,859,356

TOTAL LONG-TERM INVESTMENTS (cost $5,676,051)					5,791,914

				Shares
SHORT-TERM INVESTMENTS — 33.0%

AFFILIATED MUTUAL FUND — 0.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $50,286)(w)				50,286	50,286

				Principal Amount (000)#

U.S. TREASURY OBLIGATION — 20.8%
U.S. Treasury Bill (cost $1,799,905)	0.102%	(s)	10/20/16	1,800	1,799,885

U.S. GOVERNMENT AGENCY OBLIGATION — 11.6%
Federal Home Loan Banks (cost $999,927)(k)	0.449%	(s)	10/07/16	1,000	999,978

TOTAL SHORT-TERM INVESTMENTS (cost $2,850,118)					2,850,149

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Value
TOTAL INVESTMENTS — 100.0% (cost $8,526,169)	$8,642,063
Other assets in excess of liabilities(z)	3,409

NET ASSETS — 100.0%	$8,645,472

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Short Position:
23	5 Year U.S. Treasury Notes	Dec. 2016	$2,786,560	$2,794,859	$(8,299)

A U.S. Government Agency Obligation with a market value of $279,994 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 944,800	$ —
Commercial Mortgage-Backed Securities	—	571,994	—
Corporate Bonds	—	1,415,764	—
U.S. Government Agency Obligations	—	3,859,334	—
Affiliated Mutual Fund	50,286	—	—
U.S. Treasury Obligation	—	1,799,885	—
Other Financial Instruments*
Futures Contracts	(8,299)	—	—

Total	$41,987	$8,591,777	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$(8,299)

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.9%

ASSET-BACKED SECURITIES — 10.0%

Collateralized Loan Obligations — 0.4%
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188%	(c)	11/07/25	500	$498,520

Non-Residential Mortgage-Backed Securities — 9.6%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	1,000	1,001,080
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.764%	(c)	05/15/20	1,000	1,000,782
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.267%	(c)	04/08/19	198	198,511
BA Credit Card Trust, Series 2007-A1, Class A1	5.170%		06/15/19	1,000	1,012,363
BA Credit Card Trust, Series 2014-A2, Class A	0.794%	(c)	09/16/19	1,000	1,000,800
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.804%	(c)	06/15/18	325	324,618
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.974%	(c)	11/15/18	1,328	1,329,100
Chase Issuance Trust, Series 2007-B1, Class B1	0.774%	(c)	04/15/19	1,550	1,549,038
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	700	699,807
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	600,360
Chase Issuance Trust, Series 2014-A8, Class A8	0.774%	(c)	11/15/18	500	500,098
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,500	1,566,037
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	187	186,865
GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B	0.952%	(c)	04/20/18	196	196,459
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3	0.690%		09/18/17	145	144,648
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	162	162,229
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	1,255	1,256,228

					12,729,023

TOTAL ASSET-BACKED SECURITIES (cost $13,245,216)					13,227,543

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.1%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.740%	(c)	04/10/49	428	430,698
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,196	1,204,040
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	700	706,673
CD Commercial Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	329	338,432
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.462%		10/15/49	300	299,788
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1A	5.900%	(c)	12/10/49	354	360,197
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A1	0.754%		04/10/46	248	247,629
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A1	1.242%		05/10/47	148	147,481
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.296%	(c)	12/10/49	1,258	1,301,878

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A1	1.330%		02/10/47	599	$598,905
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	360	361,445
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	278	279,327
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,737,019
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.116%	(c)	04/17/45	32	31,462
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	930	938,939
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	130	134,461
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	72	72,037
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A1	1.313%		10/15/46	512	512,264
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,496,848
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.464%	(c)	10/15/44	37	36,480
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	343	343,586
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	32	31,538
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.888%	(c)	06/15/49	1,061	1,078,016

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,760,008)					14,689,143

CORPORATE BONDS — 12.9%

Banks — 5.5%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,305	1,356,981
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	360	359,864
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	325	358,942
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,290	1,294,156
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	350	395,136
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	425	470,619
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	75	76,391
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	350	384,314
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	6.300%		04/23/19	400	445,600
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	850	942,492
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	1,175	1,232,930

					7,317,425

Computers — 1.3%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	1,320	1,318,160
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	370	372,964
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	70	71,322

					1,762,446

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric — 0.2%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	$307,602

Engineering & Construction — 0.3%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	445	445,950

Food — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	209	233,335
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	90,629

				323,964

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	299,264
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	313,272

				612,536

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	400,898
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	400,485

				801,383

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	148,684
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	384,036

				532,720

Miscellaneous Manufacturing
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	34,179

Oil & Gas — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	770	773,346
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	200	214,826

				988,172

Pharmaceuticals — 0.4%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	1.500%	05/08/17	560	561,408

Pipelines — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	139,573

Retail — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	425	475,940

Telecommunications — 1.8%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	600	647,664
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	1,345	1,383,211
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	350	375,739

				2,406,614

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation — 0.3%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	350	$389,955

TOTAL CORPORATE BONDS (cost $16,488,114)				17,099,867

SOVEREIGN BOND — 0.1%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost $199,700)	1.125%	08/03/19	200	199,779

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.3%
Federal National Mortgage Assoc.	1.500%	11/30/20	1,220	1,236,418
Federal National Mortgage Assoc.	2.500%	TBA	500	516,959
Federal National Mortgage Assoc.	3.000%	TBA	500	519,668
Federal National Mortgage Assoc.	4.000%	TBA	4,500	4,827,305
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	975	1,217,604

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,188,896)				8,317,954

U.S. TREASURY OBLIGATIONS — 50.5%
U.S. Treasury Bonds	2.250%	08/15/46	320	314,200
U.S. Treasury Bonds	2.500%	02/15/45	210	217,023
U.S. Treasury Bonds	2.500%	02/15/46	235	242,895
U.S. Treasury Bonds	2.500%	05/15/46	905	936,675
U.S. Treasury Bonds	2.750%	11/15/42	600	653,156
U.S. Treasury Bonds	3.000%	11/15/44	90	102,618
U.S. Treasury Bonds	3.000%	05/15/45	3,130	3,568,688
U.S. Treasury Bonds	3.000%	11/15/45	215	245,318
U.S. Treasury Bonds	4.250%	11/15/40	370	509,473
U.S. Treasury Bonds	4.750%	02/15/41	510	752,430
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	711	725,628
U.S. Treasury Notes	0.750%	06/30/17	5,185	5,190,662
U.S. Treasury Notes	0.875%	10/15/17	3,540	3,546,914
U.S. Treasury Notes	0.875%	05/31/18	3,545	3,552,338
U.S. Treasury Notes	0.875%	09/15/19	5,955	5,954,768
U.S. Treasury Notes	1.125%	08/31/21	425	424,568
U.S. Treasury Notes	1.125%	09/30/21	280	279,628
U.S. Treasury Notes	1.375%	04/30/20	1,610	1,630,943
U.S. Treasury Notes	1.375%	09/30/20	930	941,080
U.S. Treasury Notes	1.375%	04/30/21	1,610	1,626,855
U.S. Treasury Notes	1.375%	08/31/23	175	174,453
U.S. Treasury Notes	1.375%	09/30/23	115	114,564
U.S. Treasury Notes	1.500%	08/15/26	2,350	2,327,142
U.S. Treasury Notes	1.625%	04/30/19	3,415	3,481,166
U.S. Treasury Notes	1.625%	04/30/23	5,345	5,422,877
U.S. Treasury Notes(k)	1.750%	02/28/22	950	974,863
U.S. Treasury Notes	1.750%	03/31/22	3,055	3,133,880
U.S. Treasury Notes	1.750%	05/15/23	2,970	3,036,709
U.S. Treasury Notes	1.875%	11/30/21	115	118,787
U.S. Treasury Notes	2.000%	10/31/21	765	794,913
U.S. Treasury Notes	2.000%	11/30/22	2,595	2,696,366
U.S. Treasury Notes	2.000%	08/15/25	870	900,314
U.S. Treasury Notes(hh)	2.125%	09/30/21	1,600	1,671,750
U.S. Treasury Notes(hh)	2.125%	12/31/21	2,150	2,247,507

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.125%	12/31/22	2,435	$2,547,999
U.S. Treasury Notes	2.125%	05/15/25	1,395	1,458,429
U.S. Treasury Notes	2.375%	08/15/24	2,310	2,461,233
U.S. Treasury Notes	2.625%	11/15/20	1,960	2,080,740

TOTAL U.S. TREASURY OBLIGATIONS (cost $66,025,136)				67,059,552

TOTAL LONG-TERM INVESTMENTS (cost $118,907,070)				120,593,838

			Shares
SHORT-TERM INVESTMENTS — 11.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,864,162)(w)			14,864,162	14,864,162
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $14,374)(b)(w)			14,374	14,374

TOTAL SHORT-TERM INVESTMENTS (cost $14,878,536)				14,878,536

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 102.1% (cost $133,785,606)				135,472,374

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.4)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $518,887)	3.000%	TBA	500	(518,483)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 101.7% (cost $133,266,719)				134,953,891
Liabilities in excess of other assets(z) — (1.7)%				(2,216,579)

NET ASSETS — 100.0%				$132,737,312

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,709; cash collateral of $13,980 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

 Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
142	2 Year U.S. Treasury Notes	Dec. 2016	$30,998,827	$31,022,562	$23,735
5	10 Year U.S. Treasury Notes	Dec. 2016	653,117	655,625	2,508
7	20 Year U.S. Treasury Bonds	Dec. 2016	1,166,292	1,177,094	10,802

					37,045

Short Positions:
215	5 Year U.S. Treasury Notes	Dec. 2016	26,053,004	26,125,859	(72,855)
50	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	9,295,254	9,193,750	101,504

					28,649

					$65,694

Cash of $220,000 and a U.S. Treasury Obligation with a market value of $164,187 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
16,000	12/31/17	2.268%	3 Month LIBOR(1)	$2,307,242	$—	$2,307,242	Bank of America

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,180	03/06/17	1.123%	3 Month LIBOR(2)	$(19,675)	$(4,329)	$15,346
14,625	09/09/17	0.539%	1 Day USOIS(2)	313	960	647
35,900	12/31/17	0.000%	3 Month LIBOR(1)	232	(18,949)	(19,181)
580	07/11/18	0.947%	3 Month LIBOR(2)	151	490	339
1,820	06/15/21	1.105%	3 Month LIBOR(2)	106	4,838	4,732
10,080	05/31/22	2.200%	3 Month LIBOR(2)	(9,731)	(544,853)	(535,122)
1,235	08/31/22	1.745%	3 Month LIBOR(2)	157	(36,230)	(36,387)
10,540	11/15/22	1.639%	3 Month LIBOR(2)	(118,594)	(242,483)	(123,889)
700	03/21/23	2.038%	3 Month LIBOR(2)	(25,604)	(33,659)	(8,055)
1,650	04/03/23	1.995%	3 Month LIBOR(2)	(55,562)	(75,115)	(19,553)
1,700	07/11/23	1.400%	3 Month LIBOR(1)	162	12,203	12,041
2,000	08/03/23	— (3)	— (3)	(3,381)	2,411	5,792
770	08/19/23	0.898%	1 Day USOIS(2)	154	353	199
100	04/08/25	2.020%	3 Month LIBOR(2)	151	(4,963)	(5,114)
630	11/12/25	2.263%	3 Month LIBOR(2)	155	(46,162)	(46,317)
2,895	01/08/26	2.210%	3 Month LIBOR(2)	93	(200,013)	(200,106)

				$(230,873)	$(1,185,501)	$(954,628)

U.S. Treasury Obligations with a combined market value of $1,076,499 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1)  Portfolio pays the floating rate and receives the fixed rate.

(2)  Portfolio pays the fixed rate and receives the floating rate.

(3)  Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$498,520	$—
Non-Residential Mortgage-Backed Securities	—	12,729,023	—
Commercial Mortgage-Backed Securities	—	14,689,143	—
Corporate Bonds	—	17,099,867	—
Sovereign Bond	—	199,779	—
U.S. Government Agency Obligations	—	8,317,954	—
U.S. Treasury Obligations	—	67,059,552	—
Affiliated Mutual Funds	14,878,536	—	—
U.S. Government Agency Obligation - Short	—	(518,483)	—

Other Financial Instruments*
Futures Contracts	65,694	—	—
OTC Interest Rate Swap Agreements	—	2,307,242	—
Centrally Cleared Interest Rate Swap Agreements	—	(954,628)	—

Total	$14,944,230	$121,427,969	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$1,418,308

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.2%

ASSET-BACKED SECURITIES — 14.4%

Collateralized Loan Obligations — 0.8%
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.179%	(c)	04/18/26	250	$249,814
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.800%	(c)	07/15/25	250	248,720
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188%	(c)	11/07/25	500	498,520

					997,054

Non-Residential Mortgage-Backed Securities — 13.6%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	1,000	1,001,080
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	1,000	1,002,014
American Express Credit Account Secured Note Trust, Series 2012-4, Class A	0.764%	(c)	05/15/20	1,000	1,000,782
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.267%	(c)	06/10/19	338	339,213
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	400	400,848
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,000	1,002,958
BA Credit Card Trust, Series 2014-A3, Class A	0.814%	(c)	01/15/20	700	700,775
BA Credit Card Trust, Series 2015-A1, Class A	0.854%	(c)	06/15/20	600	601,078
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.804%	(c)	06/15/18	334	334,086
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	1,900	1,899,477
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	1,500	1,500,900
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910%	(c)	12/17/18	1,700	1,700,273
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	106	106,000
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	316	316,610
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	187	186,865
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	500	499,962
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.982%	(c)	10/20/19	900	900,482
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	0.884%	(c)	02/20/19	300	300,313
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	127	127,060
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	227	227,121
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	738	738,958
Nissan Auto Lease Trust, Series 2016-B, Class A2B	0.780%	(c)	12/17/18	400	400,024
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224%	(c)	12/17/18	81	80,584
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274%	(c)	12/17/18	120	120,254
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	502,431

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	700	$698,485

					16,688,633

TOTAL ASSET-BACKED SECURITIES (cost $17,564,897)					17,685,687

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.3%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,305	1,313,498
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.093%	(c)	12/10/49	1,182	1,222,976
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	924	927,852
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,649,359
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/48	1,200	1,261,629
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	735	756,098
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,054,107
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	951	951,807
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	500	517,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	144	144,075
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,313,427
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	84	84,081
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	429	429,483
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	43	43,006
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	1,155	1,158,541
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.888%	(c)	06/15/49	928	943,263
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	1,018,424

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,691,406)					18,788,782

CORPORATE BONDS — 19.8%

Banks — 8.5%
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,750	1,819,706
Capital One NA/Mclean VA, Sr. Unsec’d. Notes	2.250%		09/13/21	310	309,883
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	280	309,242
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,910	1,916,154
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	338,688
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	625	692,086
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	329,412
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	850	946,901

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	1,175	$1,302,856
PNC Bank NA, Sub. Notes(a)	2.950%	01/30/23	610	627,999
Wachovia Corp., Sr. Unsec’d. Notes, MTN	5.750%	02/01/18	1,750	1,849,017

				10,441,944

Computers — 2.0%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,910	1,907,337
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	440	443,524
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	80	81,511

				2,432,372

Diversified Financial Services
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	34,179

Electric — 0.5%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	125	136,451
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	422,953

				559,404

Engineering & Construction — 0.5%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	1.625%	05/08/17	635	636,356

Food — 0.2%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	5.375%	02/10/20	209	233,335

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	197,842

Healthcare-Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%	06/07/19	300	302,753
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	163,234
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	430,750

				896,737

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	580,248
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	903,953

				1,484,201

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	196,475
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	329,174

				525,649

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	486,927

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	240	243,781

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	1,345	$1,350,844

Pharmaceuticals — 0.7%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes(a)	1.500%	05/08/17	805	807,025

Retail — 0.7%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	443,318
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	447,944

				891,262

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,155,001
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	1,030	1,059,262
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	322,062

				2,536,325

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	501,371

TOTAL CORPORATE BONDS (cost $23,379,371)				24,259,554

NON-CORPORATE FOREIGN AGENCIES — 1.0%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,008	1,009,287
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	175,160

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,165,154)				1,184,447

SOVEREIGN BOND — 0.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost $199,700)	1.125%	08/03/19	200	199,779

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal National Mortgage Assoc.	1.500%	11/30/20	1,475	1,494,849
Federal National Mortgage Assoc.	2.500%	TBA	500	516,959
Federal National Mortgage Assoc.	3.000%	TBA	500	519,669
Federal National Mortgage Assoc.	4.000%	TBA	4,500	4,827,305
Government National Mortgage Assoc.	4.000%	02/15/39	14	15,341
Government National Mortgage Assoc.	4.000%	12/15/40	127	139,407
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%	06/30/25	335	362,368
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,335	1,667,181

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,439,219)				9,543,079

U.S. TREASURY OBLIGATIONS — 35.7%
U.S. Treasury Bonds	2.250%	08/15/46	300	294,562
U.S. Treasury Bonds	2.500%	02/15/45	250	258,360

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	2.500%	02/15/46	225	$232,559
U.S. Treasury Bonds	2.500%	05/15/46	560	579,600
U.S. Treasury Bonds	2.750%	11/15/42	130	141,517
U.S. Treasury Bonds	3.000%	11/15/44	145	165,328
U.S. Treasury Bonds	3.000%	05/15/45	1,040	1,185,762
U.S. Treasury Bonds	3.000%	11/15/45	210	239,613
U.S. Treasury Bonds	4.250%	11/15/40	425	585,205
U.S. Treasury Bonds	4.750%	02/15/41	590	870,458
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	685	699,712
U.S. Treasury Notes	0.750%	06/30/17	185	185,202
U.S. Treasury Notes	0.875%	05/31/18	180	180,373
U.S. Treasury Notes	0.875%	09/15/19	1,350	1,349,947
U.S. Treasury Notes	1.125%	08/31/21	35	34,964
U.S. Treasury Notes	1.125%	09/30/21	25	24,967
U.S. Treasury Notes	1.375%	04/30/20	1,940	1,965,236
U.S. Treasury Notes	1.375%	09/30/20	1,060	1,072,629
U.S. Treasury Notes	1.375%	04/30/21	10,020	10,124,899
U.S. Treasury Notes	1.375%	08/31/23	175	174,453
U.S. Treasury Notes	1.375%	09/30/23	110	109,583
U.S. Treasury Notes	1.625%	04/30/23	4,350	4,413,380
U.S. Treasury Notes	1.750%	02/28/22	210	215,496
U.S. Treasury Notes	1.750%	03/31/22	2,975	3,051,814
U.S. Treasury Notes	2.000%	11/30/22	2,870	2,982,108
U.S. Treasury Notes	2.125%	09/30/21	850	888,117
U.S. Treasury Notes(hh)	2.125%	12/31/21	2,045	2,137,745
U.S. Treasury Notes	2.125%	12/31/22	3,595	3,761,830
U.S. Treasury Notes	2.125%	05/15/25	1,880	1,965,482
U.S. Treasury Notes	2.625%	11/15/20	3,585	3,805,843

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,961,975)				43,696,744

TOTAL LONG-TERM INVESTMENTS (cost $113,401,722)				115,358,072

SHORT-TERM INVESTMENTS — 3.5%

			Shares

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,778,803)(w)			3,778,803	3,778,803
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $580,379)(b)(w)			580,379	580,379

TOTAL SHORT-TERM INVESTMENTS (cost $4,359,182)				4,359,182

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 97.7% (cost $117,760,904)				119,717,254

			Principal Amount (000)#

SECURITY SOLD SHORT — (0.4)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $518,887)	3.000%	TBA	500	(518,483)

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Value

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 97.3% (cost $117,242,017)	119,198,771
Other assets in excess of liabilities(z) — 2.7%	3,312,879

NET ASSETS — 100.0%	$122,511,650

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $567,692; cash collateral of $580,054 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
45	10 Year U.S. Treasury Notes	Dec. 2016	$5,882,719	$5,900,625	$17,906

Short Positions:
31	2 Year U.S. Treasury Notes	Dec. 2016	6,760,377	6,772,531	(12,154)
77	5 Year U.S. Treasury Notes	Dec. 2016	9,335,926	9,356,703	(20,777)
24	20 Year U.S. Treasury Bonds	Dec. 2016	4,083,383	4,035,750	47,633
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	2,557,837	2,574,250	(16,413)

					(1,711)

					$16,195

Cash of $320,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
44,500	12/31/18	2.808%	3 Month LIBOR(1)	$8,374,489	$—	$8,374,489	JPMorgan Chase

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
13,520	09/09/17	0.539%	1 Day USOIS(2)	$312	$887	$575
870	07/11/18	0.947%	3 Month LIBOR(2)	153	735	582
31,800	10/03/18	1.745%	3 Month LIBOR(1)	—	465,510	465,510
8,480	12/31/18	0.000%	3 Month LIBOR(1)	169	(1,222)	(1,391)
5,020	07/11/19	1.045%	3 Month LIBOR(2)	171	526	355
4,200	06/03/21	2.105%	3 Month LIBOR(2)	175	(179,108)	(179,283)
1,820	06/15/21	1.105%	3 Month LIBOR(2)	106	4,838	4,732
1,575	10/06/21	2.060%	3 Month LIBOR(2)	—	(66,881)	(66,881)
13,895	05/31/22	2.200%	3 Month LIBOR(2)	(15,812)	(751,065)	(735,253)
2,280	05/31/22	2.217%	3 Month LIBOR(2)	162	(125,397)	(125,559)
2,960	07/11/23	1.400%	3 Month LIBOR(1)	171	21,248	21,077
1,900	08/03/23	— (3)	— (3)	(3,204)	2,290	5,494
730	08/19/23	0.898%	1 Day USOIS(2)	154	335	181
4,150	09/23/23	2.855%	3 Month LIBOR(2)	183	(430,576)	(430,759)
780	11/12/25	2.263%	3 Month LIBOR(2)	156	(57,153)	(57,309)

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
3,595	01/08/26	2.210%	3 Month LIBOR(2)	$99	$(248,376)	$(248,475)

				$(17,005)	$(1,363,409)	$(1,346,404)

A U.S. Treasury Obligation with a market value of $1,128,980 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$997,054	$—
Non-Residential Mortgage-Backed Securities	—	16,688,633	—
Commercial Mortgage-Backed Securities	—	18,788,782	—
Corporate Bonds	—	24,259,554	—
Non-Corporate Foreign Agencies	—	1,184,447	—
Sovereign Bond	—	199,779	—
U.S. Government Agency Obligations	—	9,543,079	—
U.S. Treasury Obligations	—	43,696,744	—
Affiliated Mutual Funds	4,359,182	—	—
U.S. Government Agency Obligation - Short	—	(518,483)	—
Other Financial Instruments*
Futures Contracts	16,195	—	—
OTC Interest Rate Swap Agreements	—	8,374,489	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,346,404)	—

Total	$4,375,377	$121,867,674	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$7,044,280

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 76.5%

ASSET-BACKED SECURITIES — 15.2%

Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust, Series 2013-2, Class B	1.224%	(c)	05/17/21	200	$199,917
American Express Credit Account Master Trust, Series 2014-1, Class A	0.894%	(c)	12/15/21	500	501,944
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.267%	(c)	06/10/19	169	169,607
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	300	300,636
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	501,479
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	199,949
BA Credit Card Trust, Series 2014-A3, Class A	0.814%	(c)	01/15/20	300	300,332
BA Credit Card Trust, Series 2015-A1, Class A	0.854%	(c)	06/15/20	200	200,359
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	250	249,958
Carmax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	600	600,511
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	900	899,752
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%		01/15/19	600	600,360
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910%	(c)	12/17/18	1,000	1,000,161
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	46	45,429
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	158	158,305
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	200	200,488
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	140	140,148
Ford Credit Floorplan Master Owner Trust A, Series 2016-4, Class A	1.054%	(c)	07/15/20	300	300,058
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $200,000; purchased 05/13/15)(f)(g)	1.024%	(c)	05/15/20	200	199,323
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%		07/25/20	300	300,272
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	54	54,454
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	97	97,338
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%		12/15/17	369	369,479
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.164%	(c)	06/15/21	300	301,212
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224%	(c)	12/17/18	54	53,722
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274%	(c)	12/17/18	80	80,169
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,973
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	300	299,351

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.982%	(c)	10/20/19	400	$400,214

TOTAL ASSET-BACKED SECURITIES (cost $8,838,691)					8,925,900

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.9%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	652	656,749
CD Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	408	420,373
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, , Sr. Unsec’d. Notes	6.296%	(c)	12/10/49	572	591,763
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	700	702,810
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	900	904,850
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,621,937
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/55	600	630,814
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	368	378,049
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	155,167
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2	2.977%		11/15/45	151	155,009
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	500	527,054
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	512	512,511
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	920,922
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	649,076
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	44	44,439
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	500	499,486
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	214	214,742
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	7	7,454
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.158%	(c)	02/15/51	324	328,086

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,940,166)					9,921,291

CORPORATE BONDS — 18.6%

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	150	182,223

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	241,948
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	150	150,846

					392,794

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks — 7.1%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	325	$378,047
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	250	254,879
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%	01/14/22	300	331,331
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	740	742,384
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	300	348,462
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	35	38,757
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%	03/30/22	200	213,088
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	275	288,442
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	175	194,950
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	150	159,314
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	205	233,808
PNC Bank NA, Sub. Notes	2.950%	01/30/23	250	257,377
Wachovia Corp., Gtd. Notes, MTN	5.750%	02/01/18	675	713,192

				4,154,031

Biotechnology — 0.2%
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	100	103,855

Chemicals — 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	45	46,716
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	225	259,046
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	350	375,649

				681,411

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	760	758,941
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	220	221,762
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	40	40,755

				1,021,458

Electric — 0.2%
Duke Energy Progress, Inc., First Mortgage	5.300%	01/15/19	100	109,161

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A	1.800%	06/15/19	80	80,220

Gas — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	125	145,472

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%	06/07/19	225	227,065
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	70,901

				297,966

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	234,224
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	63,300
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	217,406

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	$204,128

				719,058

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	65,470

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	131,876

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	150	169,491

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	100	100,892

Office/Business Equipment — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	6.750%	02/01/17	180	182,836

Oil & Gas — 0.6%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	350	375,945

Pharmaceuticals — 0.5%
Shire Acquisitions Investments Ireland DAC (Ireland), Gtd. Notes	1.900%	09/23/19	300	299,846

Pipelines — 0.5%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	269,121

Retail — 1.3%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	427,897
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	305	325,813

				753,710

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	118,738
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	515	529,631

				648,369

TOTAL CORPORATE BONDS (cost $10,568,868)				10,885,205

NON-CORPORATE FOREIGN AGENCIES — 0.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	402,513
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	100	109,475

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $500,796)				511,988

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
Federal National Mortgage Assoc.	1.500%	11/30/20	735	744,891
Federal National Mortgage Assoc.	2.500%	TBA	500	516,959
Federal National Mortgage Assoc.	3.000%	TBA	500	519,668

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	TBA	3,000	$3,218,203
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,445	1,804,552

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,741,392)				6,804,273

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds	2.250%	08/15/46	145	142,372
U.S. Treasury Bonds	2.500%	02/15/45	70	72,341
U.S. Treasury Bonds	2.500%	02/15/46	115	118,863
U.S. Treasury Bonds	2.500%	05/15/46	85	87,975
U.S. Treasury Bonds	2.750%	11/15/42	165	179,618
U.S. Treasury Bonds	3.000%	11/15/44	70	79,814
U.S. Treasury Bonds(hh)(k)	3.000%	05/15/45	1,520	1,733,037
U.S. Treasury Bonds	3.000%	11/15/45	105	119,807
U.S. Treasury Bonds	4.250%	11/15/40	210	289,160
U.S. Treasury Bonds	4.750%	02/15/41	165	243,433
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	340	347,265
U.S. Treasury Notes	0.875%	10/15/17	10	10,020
U.S. Treasury Notes	1.375%	04/30/21	675	682,067
U.S. Treasury Notes(hh)	1.625%	04/30/23	1,255	1,273,285
U.S. Treasury Notes	2.000%	11/30/22	335	348,086
U.S. Treasury Notes	2.125%	12/31/22	1,980	2,071,884

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,608,403)				7,799,027

TOTAL LONG-TERM INVESTMENTS (cost $44,198,316)				44,847,684

			Shares

SHORT-TERM INVESTMENT — 1.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $609,536)(w)			609,536	609,536

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 77.6% (cost $44,807,852)				45,457,220

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.9)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $518,887)	3.000%	TBA	500	(518,483)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 76.7% (cost $44,288,965)				44,938,737
Other assets in excess of liabilities(z) — 23.3%				13,679,012

NET ASSETS — 100.0%				$58,617,749

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(f)	Indicates a restricted security; the original cost of such security is $200,000. The value of $199,323 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential
Core	Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S.Treasury Notes	Dec. 2016	$ 1,527,979	$ 1,529,281	$ 1,302
88	10 Year U.S. Treasury Notes	Dec. 2016	11,527,130	11,539,000	11,870
4	20 Year U.S. Treasury Bonds	Dec. 2016	666,319	672,625	6,306

					19,478
Short Positions:
71	5 Year U.S.Treasury Notes	Dec. 2016	8,607,638	8,627,609	(19,971)
19	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	3,518,813	3,493,625	25,188

					5,217
					$ 24,695

A U.S. Treasury Obligation with a market value of $228,031 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
1,500	08/22/18	1.665%	3 Month LIBOR(2)	$ (20,056)	$ —	$ (20,056)	JPMorgan Chase
79,000	12/31/19	1.891%	3 Month LIBOR(1)	8,733,135	—	8,733,135	Bank of America
10,965	12/31/19	3.538%	3 Month LIBOR(1)	3,384,157	—	3,384,157	JPMorgan Chase
10,600	12/31/19	4.137%	3 Month LIBOR(1)	5,209,891	—	5,209,891	JPMorgan Chase
670	12/31/19	2.005%	3 Month LIBOR(2)	(79,938)	—	(79,938)	Bank of America
1,900	04/16/20	1.359%	3 Month LIBOR(2)	(26,413)	—	(26,413)	JPMorgan Chase
900	04/18/20	1.346%	3 Month LIBOR(2)	(12,052)	—	(12,052)	JPMorgan Chase
				$17,188,724	$ —	$17,188,724

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
6,455	09/09/17	0.539%	1 Day USOIS(2)	$306	$424	$118
2,100	12/11/17	0.734%	3 Month LIBOR(2)	1,905	5,595	3,690
3,500	01/15/18	0.915%	3 Month LIBOR(2)	(6,912)	2,076	8,988
340	07/11/18	0.947%	3 Month LIBOR(2)	151	287	136
1,950	09/18/18	1.724%	3 Month LIBOR(2)	159	(27,061)	(27,220)
20,300	06/03/19	3.500%	3 Month LIBOR(2)	(1,545,066)	(1,319,157)	225,909
6,200	10/16/19	1.834%	3 Month LIBOR(2)	178	(142,006)	(142,184)
17,000	12/01/19	1.120%	3 Month LIBOR(1)	219	25,376	25,157
10,600	12/28/19	—	3 Month LIBOR(2)	(5,192,807)	(5,225,584)	(32,777)
13,905	12/31/19	3.018%	3 Month LIBOR(2)	—	(3,225,723)	(3,225,723)
7,700	07/02/20	2.143%	3 Month LIBOR(2)	—	(292,739)	(292,739)
1,565	09/15/20	1.583%	3 Month LIBOR(2)	—	(27,550)	(27,550)
460	10/01/20	2.523%	3 Month LIBOR(2)	—	(25,214)	(25,214)
3,850	10/22/20	2.113%	3 Month LIBOR(2)	173	(150,257)	(150,430)
930	06/15/21	1.105%	3 Month LIBOR(2)	117	2,472	2,355
13,500	01/13/22	1.690%	3 Month LIBOR(2)	(325,776)	(345,116)	(19,340)

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
4,800	01/13/22	0.010%	3 Month LIBOR(1)	$ (323,578)	$ (294,666)	$ 28,912
8,800	04/08/22	0.750%	3 Month LIBOR(1)	(319,802)	(219,990)	99,812
6,785	05/31/22	2.200%	3 Month LIBOR(2)	(6,374)	(366,748)	(360,374)
900	08/03/23	— (3)	— (3)	(1,439)	1,085	2,524
355	08/19/23	0.898%	1 Day USOIS (2)	152	163	11
8,250	09/23/23	2.855%	3 Month LIBOR(2)	216	(855,964)	(856,180)
380	11/12/25	2.263%	3 Month LIBOR(2)	153	(27,844)	(27,997)
1,745	01/08/26	2.210%	3 Month LIBOR(2)	84	(120,561)	(120,645)

				$(7,717,941)	$(12,628,702)	$(4,910,761)

U.S. Treasury Obligations with a combined market value of $1,536,896 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1)  Portfolio pays the floating rate and receives the fixed rate.

(2)  Portfolio pays the fixed rate and receives the floating rate.

(3)  Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 8,925,900	$ —
Commercial Mortgage-Backed Securities	—	9,921,291	—
Corporate Bonds	—	10,885,205	—
Non-Corporate Foreign Agencies	—	511,988	—
U.S. Government Agency Obligations	—	6,804,273	—
U.S. Treasury Obligations	—	7,799,027	—
Affiliated Mutual Fund	609,536	—	—
U.S. Government Agency Obligation – Short	—	(518,483)	—
Other Financial Instruments*
Futures Contracts	24,695	—	—
OTC Interest Rate Swap Agreements	—	17,188,724	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,910,761)	—

Total	$634,231	$56,607,164	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$12,302,658

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.6%

ASSET-BACKED SECURITIES — 20.5%

Collateralized Loan Obligations — 1.0%
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.079%	(c)	01/17/26	385	$384,392
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.800%	(c)	07/15/25	250	248,720
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188%	(c)	11/07/25	500	498,520

					1,131,632

Non-Residential Mortgage-Backed Securities — 19.5%
Ally Master Owner Trust, Series 2014-4, Class A1	0.924%	(c)	06/17/19	700	700,608
Ally Master Owner Trust, Series 2014-5, Class A1	1.014%	(c)	10/15/19	600	600,764
American Express Credit Account Master Trust, Series 2013-1, Class A	0.944%	(c)	02/16/21	1,800	1,806,243
American Express Credit Account Master Trust, Series 2014-1, Class A	0.894%	(c)	12/15/21	1,000	1,003,889
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.267%	(c)	06/10/19	338	339,213
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	400	400,848
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	800	799,798
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	800	808,143
BA Credit Card Trust, Series 2014-A3, Class A	0.814%	(c)	01/15/20	700	700,775
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	562	562,407
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	1,200	1,199,670
Chase Issuance Trust, Series 2014-A1, Class A	1.150%		01/15/19	1,400	1,400,840
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910%	(c)	12/17/18	600	600,096
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	500	522,012
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.954%	(c)	07/15/21	700	702,899
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	800	817,054
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	182	181,715
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	395	395,763
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	400	400,976
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	407,776
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	600	613,428
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A2	0.874%	(c)	08/15/19	1,000	999,444
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.124%	(c)	08/15/20	400	401,973
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.982%	(c)	10/20/19	1,000	1,000,536

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $400,000; purchased 05/13/15)(f)(g)	1.024%	(c)	05/15/20	400	$398,646
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374%	(c)	05/17/21	400	400,689
Hertz Vehicle Financing II LP, Series 2015-2A, Class A, 144A	2.020%		09/25/19	900	896,054
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	502,513
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	127	127,060
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.784%	(c)	08/16/21	400	400,267
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.275%	(c)	06/25/65	247	248,047
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.924%	(c)	01/15/20	700	700,489
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224%	(c)	12/17/18	81	80,584
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274%	(c)	12/17/18	160	160,338
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	502,431
Verizon Owner Trust, Series 2016-1A, Class A, 144A	1.420%		01/20/21	200	200,460
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	600	598,701

					22,583,149

TOTAL ASSET-BACKED SECURITIES (cost $23,631,808)					23,714,781

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.7%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,522	1,532,414
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	1,200	1,207,120
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.093%	(c)	12/10/49	1,144	1,183,525
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	2.122%		03/10/46	700	703,772
Commercial Mortgage Trust, Series 2012-CCRE1, Class A2	2.350%		05/15/45	557	558,655
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,100	2,128,792
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/48	1,200	1,261,629
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	827	850,610
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	96,312
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%		06/10/47	128	128,312
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	400	409,299
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	2.665%		01/15/46	1,600	1,633,837

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7	6.116%	(c)	04/17/45	121	$120,677
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882%	(c)	02/15/51	152	155,252
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,170	1,171,454
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	400	409,689
JPMorgan Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,054,107
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	500	509,953
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	144	144,075
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,300	1,397,183
Morgan Stanley Capital I Trust, Series 2005-MS1, Class A2	3.261%		05/15/48	700	757,199
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	445	446,203
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	13	13,332
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	1,100	1,098,869
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	11	11,468
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	17	17,441
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	200	200,815
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,236,692

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,262,505)					20,438,686

CORPORATE BONDS — 21.8%

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	236,200
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	330	331,861

					568,061

Banks — 8.8%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	510	519,954
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	650	729,663
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	1.969%	(c)	06/20/17	675	678,387
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	233,269
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	350	386,553
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	355	366,362
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	300,967
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	300	319,533
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	980	1,085,191
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	545	555,109
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	250	276,828

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	1,425	$1,448,826
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	125	142,492
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%		04/25/18	220	221,849
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	550	609,848
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	200	201,382
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	575	584,222
PNC Bank NA, Sub. Notes	3.800%		07/25/23	250	270,666
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	(c)	11/09/22	240	245,918
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21	915	928,342
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%		12/11/17	25	26,233
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	95	97,963

					10,229,557

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	185	205,581

Biotechnology — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	170	185,515
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	245	254,445
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%		12/01/21	250	279,276

					719,236

Chemicals — 0.7%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	536	581,369
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	190	205,951

					787,320

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	430	429,401
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	530	534,245
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	100	101,888

					1,065,534

Diversified Financial Services — 0.8%
American Express Co., Sr. Unsec’d. Notes	1.550%		05/22/18	410	410,763
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18	475	481,859

					892,622

Electric — 0.2%
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	250	252,874

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A	1.800%		06/15/19	165	165,454

Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	85	85,594

Healthcare-Services — 2.2%
Aetna, Inc., Sr. Unsec’d. Notes	1.900%		06/07/19	325	327,982

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	$374,172
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,354,795
WellPoint, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	430,563

				2,487,512

Insurance — 1.4%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	668,499
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	274,300
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%	04/15/22	350	397,592
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	70,317
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	166,454

				1,577,162

Machinery-Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,280

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	111,588

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	130	131,159
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	110	110,082

				241,241

Oil & Gas — 0.9%
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	770,801
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	240	257,791

				1,028,592

Pharmaceuticals — 1.3%
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	476,804
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	402,382
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	580	579,702

				1,458,888

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	25	25,625
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	141,176
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	53,824

				220,625

Software — 0.4%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	480	481,218

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,986

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%		02/21/20	735	$755,881

					782,867

Transportation — 1.5%
CSX Corp., Sr. Unsec’d. Notes	7.375%		02/01/19	1,000	1,131,895
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%		04/01/19	600	657,753

					1,789,648

TOTAL CORPORATE BONDS (cost $24,551,857)					25,178,454

SOVEREIGN BOND — 0.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost $199,700)	1.125%		08/03/19	200	199,779

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.5%
Federal Home Loan Banks(hh)	1.000%		06/21/17	3,000	3,008,595
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	60	63,182
Federal National Mortgage Assoc.(hh)	0.875%		05/21/18	1,005	1,005,892
Federal National Mortgage Assoc.	1.125%		07/20/18	805	809,036
Federal National Mortgage Assoc.	1.500%		11/30/20	3,825	3,876,473
Federal National Mortgage Assoc.	1.625%		01/21/20	1,445	1,470,997
Federal National Mortgage Assoc.	2.500%		TBA	500	516,959
Federal National Mortgage Assoc.	3.000%		TBA	500	519,669
Federal National Mortgage Assoc.	4.000%		TBA	3,500	3,754,570
Federal National Mortgage Assoc.(k)	5.375%		06/12/17	740	764,505
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	1,640	1,627,328
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	5,011	6,257,862

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,231,773)					23,675,068

U.S. TREASURY OBLIGATIONS — 19.9%
U.S. Treasury Bonds	2.250%		08/15/46	280	274,925
U.S. Treasury Bonds	2.500%		02/15/45	200	206,688
U.S. Treasury Bonds	2.500%		02/15/46	235	242,895
U.S. Treasury Bonds	2.500%		05/15/46	655	677,925
U.S. Treasury Bonds	2.750%		11/15/42	625	680,371
U.S. Treasury Bonds	2.875%		05/15/43	520	578,988
U.S. Treasury Bonds	3.000%		11/15/44	180	205,235
U.S. Treasury Bonds	3.000%		05/15/45	4,145	4,725,947
U.S. Treasury Bonds	3.000%		11/15/45	200	228,203
U.S. Treasury Bonds	4.250%		11/15/40	205	282,275
U.S. Treasury Bonds	4.750%		02/15/41	480	708,169
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	696	710,078
U.S. Treasury Notes	0.875%		05/31/18	15	15,031
U.S. Treasury Notes	0.875%		09/15/19	940	939,963
U.S. Treasury Notes	1.375%		04/30/21	1,390	1,404,552
U.S. Treasury Notes	1.625%		04/30/23	3,825	3,880,730
U.S. Treasury Notes	1.750%		03/31/22	3,295	3,380,077
U.S. Treasury Notes	2.000%		10/31/21	740	768,935
U.S. Treasury Notes	2.000%		11/30/22	2,740	2,847,030
U.S. Treasury Notes	2.125%		05/15/25	260	271,822

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.783%	(s)	02/15/25	35	$30,561

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,230,731)					23,060,400

TOTAL LONG-TERM INVESTMENTS (cost $114,108,374)					116,267,168

				Shares
SHORT-TERM INVESTMENT — 1.9%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $2,237,845)(w)				2,237,845	2,237,845

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 102.5% (cost $116,346,219)					118,505,013

				Principal Amount (000)#
SECURITY SOLD SHORT — (0.4)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $518,887)	3.000%		TBA	500	(518,483)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 102.1% (cost $115,827,332)					117,986,530
Liabilities in excess of other assets(z) — (2.1)%					(2,391,703)

NET ASSETS — 100.0%					$115,594,827

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the original cost of such security is $400,000. The value of $398,646 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential
Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
29	10 Year U.S. Treasury Notes	Dec. 2016	$ 3,789,764	$ 3,802,625	$ 12,861

Short Positions:
15	2 Year U.S. Treasury Notes	Dec. 2016	3,271,151	3,277,031	(5,880)
204	5 Year U.S. Treasury Notes	Dec. 2016	24,722,200	24,789,188	(66,988)
4	20 Year U.S. Treasury Bonds	Dec. 2016	681,025	672,625	8,400

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
42	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	$ 7,805,204	$ 7,722,750	$ 82,454
17,986
$ 30,847

A U.S. Government Agency Obligation with a market value of $433,908 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
5,900	12/31/20	2.744%	3 Month LIBOR(1)	$ 1,442,612	$ —	$ 1,442,612	Bank of America

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
13,015	09/09/17	0.539%	1 Day USOIS(2)	$ 312	$ 854	$ 542
1,556	06/10/18	1.205%	3 Month LIBOR(2)	—	(5,534)	(5,534)
90	07/11/18	0.947%	3 Month LIBOR(2)	150	76	(74)
3,167	08/02/18	1.614%	3 Month LIBOR(2)	(64,080)	(35,606)	28,474
200	08/16/18	1.641%	3 Month LIBOR(2)	(3,857)	(2,382)	1,475
1,700	09/16/18	1.861%	3 Month LIBOR(2)	157	(28,105)	(28,262)
5,350	09/19/18	1.781%	3 Month LIBOR(2)	(110,648)	(80,463)	30,185
9,150	09/23/18	1.613%	3 Month LIBOR(2)	191	(107,860)	(108,051)
8,850	10/25/18	1.434%	3 Month LIBOR(2)	190	(75,878)	(76,068)
14,850	06/03/19	1.614%	3 Month LIBOR(2)	110	(220,693)	(220,803)
10,000	06/17/20	1.843%	3 Month LIBOR(1)	195	266,441	266,246
4,900	06/17/20	1.836%	3 Month LIBOR(1)	—	129,346	129,346
2,500	06/20/20	1.818%	3 Month LIBOR(1)	—	64,494	64,494
2,400	07/29/20	2.205%	3 Month LIBOR(1)	—	98,111	98,111
8,150	08/06/20	2.341%	3 Month LIBOR(1)	—	376,070	376,070
4,150	08/20/20	2.368%	3 Month LIBOR(1)	175	197,317	197,142
7,550	08/21/20	2.440%	3 Month LIBOR(1)	163	380,015	379,852
10,300	08/22/20	2.410%	3 Month LIBOR(1)	212	507,470	507,258
37,000	09/03/20	1.599%	3 Month LIBOR(1)	300	678,426	678,126
2,250	12/10/20	2.275%	3 Month LIBOR(1)	164	104,841	104,677
20,750	12/31/20	0.000%	3 Month LIBOR(1)	235	54,021	53,786
4,785	01/06/21	1.750%	3 Month LIBOR(1)	169	121,979	121,810
27,370	01/08/21	1.683%	3 Month LIBOR(1)	556,636	621,237	64,601
1,820	06/15/21	1.105%	3 Month LIBOR(2)	106	4,838	4,732
14,135	05/31/22	2.200%	3 Month LIBOR(2)	(13,996)	(764,037)	(750,041)
1,775	08/31/22	1.745%	3 Month LIBOR(2)	159	(52,071)	(52,230)
550	05/29/23	2.150%	3 Month LIBOR(1)	—	30,204	30,204
1,800	08/03/23	— (3)	— (3)	(3,027)	2,170	5,197
700	08/19/23	0.898%	1 Day USOIS(2)	154	321	167
4,500	06/02/24	2.533%	3 Month LIBOR(2)	186	(389,237)	(389,423)
1,990	04/08/25	2.020%	3 Month LIBOR(2)	166	(98,772)	(98,938)
840	11/12/25	2.263%	3 Month LIBOR(2)	156	(61,549)	(61,705)
3,880	01/08/26	2.210%	3 Month LIBOR(2)	101	(268,066)	(268,167)

				$ 364,779	$1,447,978	$1,083,199

U.S. Government Agency Obligations with a combined market value of $1,853,738 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 1,131,632	$ —
Non-Residential Mortgage-Backed Securities	—	22,583,149	—
Commercial Mortgage-Backed Securities	—	20,438,686	—
Corporate Bonds	—	25,178,454	—
Sovereign Bond	—	199,779	—
U.S. Government Agency Obligations	—	23,675,068	—
U.S. Treasury Obligations	—	23,060,400	—
Affiliated Mutual Fund	2,237,845	—	—
U.S. Government Agency Obligation - Short	—	(518,483)	—
Other Financial Instruments*
Futures Contracts	30,847	—	—
OTC Interest Rate Swap Agreements	—	1,442,612	—
Centrally Cleared Interest Rate Swap Agreements	—	1,083,199	—

Total	$2,268,692	$118,274,496	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$2,556,658

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.1%

ASSET-BACKED SECURITIES — 18.0%

Collateralized Loan Obligations — 0.7%
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.179%	(c)	04/18/26	500	$499,628
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730%	(c)	04/15/25	250	247,155
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188%	(c)	11/07/25	750	747,781

					1,494,564

Non-Residential Mortgage-Backed Securities — 17.3%
Ally Master Owner Trust, Series 2014-4, Class A1	0.924%	(c)	06/17/19	800	800,695
Ally Master Owner Trust, Series 2014-5, Class A1	1.014%	(c)	10/15/19	800	801,019
American Express Credit Account Master Trust, Series 2013-1, Class A	0.944%	(c)	02/16/21	1,000	1,003,468
American Express Credit Account Master Trust, Series 2013-2, Class B	1.224%	(c)	05/17/21	600	599,751
American Express Credit Account Master Trust, Series 2014-1, Class A	0.894%	(c)	12/15/21	800	803,111
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	800	801,611
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.267%	(c)	06/10/19	677	678,426
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	800	801,696
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	700	699,823
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	909,161
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,000	1,009,974
BA Credit Card Trust, Series 2014-A3, Class A	0.814%	(c)	01/15/20	500	500,554
BA Credit Card Trust, Series 2015-A1, Class A	0.854%	(c)	06/15/20	1,100	1,101,976
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	875	874,854
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	1,600	1,599,560
Chase Issuance Trust, Series 2016-A1, Class A	0.934%	(c)	05/17/21	2,200	2,209,432
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910%	(c)	12/17/18	1,100	1,100,177
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	1,040	1,085,786
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.954%	(c)	07/15/21	1,100	1,104,555
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	919,185
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	1,185	1,187,289
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	600	601,464
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	169	168,645
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	510	509,961
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	300	305,832

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	700	$715,666
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.054%	(c)	07/15/20	700	700,136
GE Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.982%	(c)	10/20/19	1,600	1,600,858
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $600,000; purchased 05/13/15)(f)(g)	1.024%	(c)	05/15/20	600	597,969
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374%	(c)	05/17/21	700	701,206
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	700	707,256
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	1,200	1,206,032
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	200	199,666
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.784%	(c)	08/16/21	600	600,401
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.275%	(c)	06/25/65	412	413,410
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1	0.924%	(c)	01/15/20	1,100	1,100,768
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.164%	(c)	06/15/21	900	903,637
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224%	(c)	12/17/18	134	134,306
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274%	(c)	12/17/18	280	280,592
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	803,888
Verizon Owner Trust, Series 2016-1A, Class A, 144A	1.420%		01/20/21	200	200,460
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	800	798,268

					33,842,524

TOTAL ASSET-BACKED SECURITIES (cost $35,188,409)					35,337,088

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.2%
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	11	11,198
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	2,610	2,626,995
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	699,649
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	925,709
Commercial Mortgage Loan Trust 2008-LS1, Series 2008-LS1, Class A1A	6.093%	(c)	12/10/49	1,983	2,051,444
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	117	116,452
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	835	837,982
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,077,845

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	$1,528,979
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,487,574
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,285,788
Commercial Mortgage Trust, Series 2015-R24, Class A3	3.214%		08/10/48	1,900	1,997,579
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	185	185,648
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	1,378	1,417,684
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2	2.745%		01/25/26	2,200	2,316,609
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	2,200	2,301,842
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	1,660	1,674,644
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A2	1.840%		02/10/46	777	780,522
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	800	816,343
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,377,133
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,218,255
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	322,688
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,820	1,862,309
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,901	1,903,613
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	77	76,748
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	1,000	1,034,313
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	405	404,600
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	216	216,112
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	2,200	2,364,464
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	315	316,060
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2	1.852%		08/10/49	180	180,735
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	89	88,878
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	1,200	1,203,679
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	753	765,500
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,000	1,004,077

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,137,468)					39,479,650

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS — 18.7%

Banks — 5.4%
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	1,455	$1,668,675
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	520	550,651
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%	04/24/24	145	153,944
Capital One NA/Mclean VA, Sr. Unsec’d. Notes	2.250%	09/13/21	410	409,845
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	520	531,286
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,000	1,003,222
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	451,584
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	340	376,495
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	536,179
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	10/29/20	330	336,121
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	670	689,466
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	600	638,100
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	400	439,216
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	914,772
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	240	241,659
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	586,046
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	375	397,965
U.S. Bancorp., Sr. Unsec’d. Notes, MTN	2.200%	04/25/19	550	561,286
Wells Fargo & Co., Sub. Notes, MTN	3.450%	02/13/23	150	154,678

				10,641,190

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	388,937

Biotechnology — 1.5%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	1,071,523
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	654,759
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,184,178

				2,910,460

Chemicals — 0.6%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,246,547

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)(g)	6.375%	10/15/17	275	288,172

Computers — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	750	811,669
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	900	907,209
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	170	173,210

				1,892,088

Diversified Financial Services — 1.0%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,030	1,051,026
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	274	281,422

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	625	$659,473

				1,991,921

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	439,432
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	329,806

				769,238

Food — 0.2%
Kraft Foods Group, Inc., Gtd. Notes	5.375%	02/10/20	379	423,130

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	435,292
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	197,510
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	1,615	1,698,789
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	447,532

				2,779,123

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	915,891

Machinery-Diversified — 0.7%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	195	207,096
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	400	438,898
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	621,961

				1,267,955

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	95	107,344
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	35	39,876
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	215	246,351

				393,571

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	220	221,962
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	185	185,139

				407,101

Oil & Gas — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	190	190,826
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	725	714,432

				905,258

Pipelines — 0.9%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	223,952
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	725	751,349

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	$318,226
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	511,329

				1,804,856

Retail — 1.5%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	1,005	1,023,896
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	500	529,161
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	625	680,811
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	585	655,117

				2,888,985

Software — 0.6%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	550	551,395
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	600	640,873

				1,192,268

Telecommunications — 1.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	585	631,472
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	638,756
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	1,000	1,164,927

				2,435,155

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	485	522,892
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	475	529,225

				1,052,117

TOTAL CORPORATE BONDS (cost $35,037,887)				36,593,963

NON-CORPORATE FOREIGN AGENCIES — 0.6%
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.125%	04/13/21	200	201,971
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	892	893,139

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,089,312)				1,095,110

SOVEREIGN BONDS — 0.4%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS	1.125%	08/03/19	200	199,779
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	1.125%	05/02/17	500	500,894

TOTAL SOVEREIGN BONDS (cost $700,772)				700,673

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.8%
Federal Home Loan Banks	0.625%	11/23/16	195	195,090
Federal Home Loan Mortgage Corp.(hh)	2.375%	01/13/22	5,580	5,875,952
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	2,910	2,949,160

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%		TBA	500	$516,959
Federal National Mortgage Assoc.	3.000%		TBA	500	519,668
Federal National Mortgage Assoc.	4.000%		TBA	6,500	6,972,774
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	620	670,652
Israel Government USAID Bond, Gov’t. Gtd. Notes	3.091%	(s)	08/15/24	4,955	4,228,082
Israel Government USAID Bond, Gov’t. Gtd. Notes	5.500%		04/26/24	3,910	4,931,695
Tunisia Government AID Bonds, Gov’t. Gtd. Notes	1.416%		08/05/21	200	200,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,094,943)					27,060,963

U.S. TREASURY OBLIGATIONS — 23.4%
U.S. Treasury Bonds	2.250%		08/15/46	475	466,391
U.S. Treasury Bonds	2.500%		02/15/45	275	284,195
U.S. Treasury Bonds	2.500%		02/15/46	400	413,438
U.S. Treasury Bonds	2.500%		05/15/46	1,235	1,278,225
U.S. Treasury Bonds	2.750%		11/15/42	845	919,862
U.S. Treasury Bonds	2.875%		05/15/43	1,010	1,124,572
U.S. Treasury Bonds	3.000%		11/15/44	320	364,862
U.S. Treasury Bonds	3.000%		05/15/45	6,490	7,399,612
U.S. Treasury Bonds	3.000%		11/15/45	340	387,945
U.S. Treasury Bonds	4.250%		11/15/40	350	481,934
U.S. Treasury Bonds	4.750%		02/15/41	655	966,356
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	1,178	1,202,468
U.S. Treasury Notes	0.875%		11/30/17	745	746,455
U.S. Treasury Notes	1.000%		12/31/17	890	893,129
U.S. Treasury Notes	1.125%		08/31/21	50	49,949
U.S. Treasury Notes	1.125%		09/30/21	35	34,954
U.S. Treasury Notes	1.375%		04/30/21	2,355	2,379,654
U.S. Treasury Notes	1.375%		08/31/23	295	294,078
U.S. Treasury Notes	1.375%		09/30/23	190	189,280
U.S. Treasury Notes	1.625%		04/30/23	9,490	9,628,269
U.S. Treasury Notes	1.750%		03/31/22	6,235	6,395,988
U.S. Treasury Notes	2.000%		11/30/22	8,125	8,442,379
U.S. Treasury Notes	2.125%		12/31/22	1,520	1,590,537

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,416,917)					45,934,532

TOTAL LONG-TERM INVESTMENTS (cost $181,665,708)					186,201,979

				Shares

SHORT-TERM INVESTMENT — 8.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $16,039,749)(w)				16,039,749	16,039,749

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 103.3% (cost $197,705,457)					202,241,728

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SECURITY SOLD SHORT — (0.3)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $518,887)	3.000%	TBA	500	$(518,483)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 103.0% (cost $197,186,570)				201,723,245
Liabilities in excess of other assets(z) — (3.0)%				(5,888,456)

NET ASSETS — 100.0%				$195,834,789

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $908,080. The aggregate value of $886,141 is approximately 0.5% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
79	2 Year U.S. Treasury Notes	Dec. 2016	$17,228,059	$17,259,031	$(30,972)
100	5 Year U.S. Treasury Notes	Dec. 2016	12,120,392	12,151,562	(31,170)
21	10 Year U.S. Treasury Notes	Dec. 2016	2,759,420	2,753,625	5,795
29	20 Year U.S. Treasury Bonds	Dec. 2016	4,937,430	4,876,531	60,899
63	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	11,674,678	11,584,125	90,553

					$95,105

A U.S. Government Agency Obligation with a market value of $780,362 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	10/11/18	1.770%	3 Month LIBOR(1)	$ 55,327	$ —	$ 55,327	JPMorgan Chase
8,805	10/06/21	1.965%	3 Month LIBOR(1)	411,065	—	411,065	JPMorgan Chase
950	12/31/21	2.865%	3 Month LIBOR(1)	265,929	—	265,929	Bank of America
670	10/06/26	2.312%	3 Month LIBOR(1)	60,500	—	60,500	JPMorgan Chase

				$792,821	$ —	$792,821

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
21,690	09/09/17	0.539%	1 Day USOIS(2)	$ 320	$ 1,423	$ 1,103
760	07/11/18	0.947%	3 Month LIBOR(2)	152	641	489

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
9,600	09/06/18	1.704%	3 Month LIBOR(2)	$ —	$ (127,595)	$ (127,595)
5,450	06/03/19	1.614%	3 Month LIBOR(2)	174	(80,995)	(81,169)
4,770	07/11/19	1.045%	3 Month LIBOR(2)	170	500	330
6,500	10/22/20	2.113%	3 Month LIBOR(2)	189	(253,681)	(253,870)
7,180	01/06/21	1.750%	3 Month LIBOR(1)	163	183,032	182,869
13,485	01/08/21	1.683%	3 Month LIBOR(1)	223	306,079	305,856
45,000	05/09/21	2.230%	3 Month LIBOR(1)	420	2,155,928	2,155,508
3,010	06/15/21	1.105%	3 Month LIBOR(2)	110	8,002	7,892
20,160	10/06/21	2.308%	3 Month LIBOR(1)	12,314	1,101,798	1,089,484
12,000	10/13/21	2.340%	3 Month LIBOR(1)	—	676,353	676,353
4,120	10/14/21	2.405%	3 Month LIBOR(1)	—	245,512	245,512
35,000	03/12/22	2.020%	3 Month LIBOR(1)	360	1,483,379	1,483,019
7,800	04/08/22	1.780%	3 Month LIBOR(1)	197	232,072	231,875
14,200	09/03/22	1.919%	3 Month LIBOR(1)	130	555,794	555,664
2,960	07/11/23	1.400%	3 Month LIBOR(1)	171	21,248	21,077
3,100	08/03/23	— (3)	— (3)	(5,322)	3,737	9,059
1,195	08/19/23	0.898%	1 Day USOIS(2)	156	549	393
9,330	04/08/25	2.020%	3 Month LIBOR(2)	225	(463,088)	(463,313)
1,450	11/12/25	2.263%	3 Month LIBOR(2)	160	(106,247)	(106,407)
6,640	01/08/26	2.210%	3 Month LIBOR(2)	124	(458,752)	(458,876)
6,900	06/15/26	1.504%	3 Month LIBOR(2)	206	(32,173)	(32,379)

				$10,642	$5,453,516	$5,442,874

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

A U.S. Government Agency Obligation with a market value of $2,516,761 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 1,494,564	$ —
Non-Residential Mortgage-Backed Securities	—	33,842,524	—
Commercial Mortgage-Backed Securities	—	39,479,650	—
Corporate Bonds	—	36,593,963	—
Non-Corporate Foreign Agencies	—	1,095,110	—
Sovereign Bonds	—	700,673	—
U.S. Government Agency Obligations	—	27,060,963	—
U.S. Treasury Obligations	—	45,934,532	—
Affiliated Mutual Fund	16,039,749	—	—
U.S. Government Agency Obligation – Short	—	(518,483)	—
Other Financial Instruments*
Futures Contracts	95,105	—	—
OTC Interest Rate Swap Agreements	—	792,821	—
Centrally Cleared Interest Rate Swap Agreements	—	5,442,874	—

Total	$16,134,854	$191,919,191	$ —

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$6,330,800

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.4%

ASSET-BACKED SECURITIES — 16.5%

Collateralized Loan Obligations — 0.8%
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.179%	(c)	04/18/26	250	$249,814
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730%	(c)	04/15/25	250	247,155
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188%	(c)	11/07/25	750	747,781

					1,244,750

Non-Residential Mortgage-Backed Securities — 15.7%
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	209	209,399
Ally Master Owner Trust, Series 2014-4, Class A1	0.924%	(c)	06/17/19	400	400,347
Ally Master Owner Trust, Series 2014-5, Class A1	1.014%	(c)	10/15/19	300	300,382
American Express Credit Account Master Trust, Series 2013-2, Class B	1.224%	(c)	05/17/21	500	499,793
American Express Credit Account Master Trust, Series 2014-1, Class A	0.894%	(c)	12/15/21	500	501,944
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	400	400,806
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.267%	(c)	04/08/19	330	330,852
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.267%	(c)	06/10/19	508	508,820
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	700	701,484
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	121	120,836
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	404,072
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	300	302,992
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	404,810
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	614,822
BA Credit Card Trust, Series 2014-A3, Class A	0.814%	(c)	01/15/20	400	400,443
BA Credit Card Trust, Series 2016-A1, Class A	0.914%	(c)	10/15/21	1,300	1,304,177
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	250	249,958
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	400	400,378
CarMax Auto Owner Trust, Series 2015-4, Class A2B	1.124%	(c)	04/15/19	657	658,242
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	900	899,752
Chase Issuance Trust, Series 2016-A1, Class A	0.934%	(c)	05/17/21	1,700	1,707,288
Chase Issuance Trust, Series 2016-A3, Class A3	1.074%	(c)	06/15/23	900	901,357
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	314	313,880
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910%	(c)	12/17/18	400	400,064
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	100	104,402
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.805%	(c)	05/26/20	200	200,321

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.954%	(c)	07/15/21	400	$401,656
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	408,527
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	46	45,429
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	553	554,068
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	600	601,464
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	511,190
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,271,214
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.054%	(c)	07/15/20	600	600,116
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $300,000; purchased 05/13/15)(f)(g)	1.024%	(c)	05/15/20	300	298,985
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374%	(c)	05/17/21	600	601,034
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	505,183
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	1,000	1,005,027
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	73	72,606
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 144A	1.074%	(c)	07/16/18	1,000	1,002,638
John Deere Owner Trust, Series 2015-A, Class A2B	0.794%	(c)	02/15/18	119	118,929
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.784%	(c)	08/16/21	200	200,134
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	1.044%	(c)	01/16/18	318	318,771
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	162	162,229
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.275%	(c)	06/25/65	330	330,729
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.904%	(c)	08/15/18	1,000	1,001,064
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.164%	(c)	06/15/21	800	803,233
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224%	(c)	12/17/18	81	80,584
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274%	(c)	12/17/18	200	200,423
SunTrust Auto Receivables Trust, Series 2015-1A, Class A2, 144A	0.990%		06/15/18	171	170,767
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,973
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	300	302,272
Verizon Owner Trust, Series 2016-1A, Class A, 144A	1.420%		01/20/21	200	200,460
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	400	399,134

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.982%	(c)	10/20/19	400	$400,214

					26,010,674

TOTAL ASSET-BACKED SECURITIES (cost $27,112,119)					27,255,424

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM	5.835%	(c)	09/11/42	1,075	1,110,437
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	2,175	2,189,163
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	1,300	1,312,393
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	968,572
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	210	212,434
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.296%	(c)	12/10/49	1,601	1,656,935
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	2,300	2,309,233
Commercial Mortgage Trust, Series 2007-GG9, Class AM (original cost $1,582,029; purchased 02/19/16)(f)(g)	5.475%		03/10/39	1,550	1,562,781
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	256,854
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,028,337
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	454,561
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	956,298
CSAIL 2016-C6 Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	1,862,659
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	1,053,004
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,000	1,046,292
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	1,068	1,077,203
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	550	561,236
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,296,618
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,319,652
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,841,844
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.116%	(c)	04/17/45	138	137,917
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	1,243	1,244,670
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	1,650	1,706,617
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	494	493,490

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	$1,289,708
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	204	204,509
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	649,028
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	101	101,321
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011%	(c)	06/15/45	22	22,422
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM	6.285%	(c)	06/15/45	396	398,659
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	1,200	1,198,767
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	900	902,759
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	1,280	1,285,219

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,672,413)					33,711,592

CORPORATE BONDS — 12.7%

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	564,546
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	460	462,593

					1,027,139

Banks — 4.8%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	715,381
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	800	917,485
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	150	155,975
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	285	292,898
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	250	249,905
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	1,290	1,317,997
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	375	414,164
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	585	586,885
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	535	621,423
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	405	424,797
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	200	219,608
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	125	139,250
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	675	769,456
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	200	201,382
PNC Bank NA, Sr. Unsec’d. Notes	2.450%		11/05/20	770	788,201
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	150	154,678

					7,969,485

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	80	81,580

Biotechnology — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%		08/19/21	270	268,407
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	100	109,126
Biogen, Inc., Sr. Unsec’d. Notes	3.625%		09/15/22	755	808,677

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	$430,085

				1,616,295

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	155,721
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	690,790
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	500	541,977

				1,388,488

Computers — 0.4%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	600	604,806
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	110	112,077

				716,883

Diversified Financial Services — 0.1%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	206	211,580

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	137,322

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A	2.350%	06/15/21	115	116,416

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	104	116,109

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.400%	06/15/21	225	227,605
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	589,449
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	136,029
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	139,854

				1,092,937

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	147,699
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	480	504,243
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	143,030
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	525	535,837
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	175	178,484
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	268,761

				1,778,054

Machinery-Diversified — 0.3%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	65	69,032
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	200	219,449
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	152,762

				441,243

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	305	$309,402

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	155	164,667
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	60	68,360
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	72	82,499

				315,526

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	180	181,605
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	155	155,116

				336,721

Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.846%	05/05/17	100	100,434

Pharmaceuticals — 0.3%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	465	467,252

Pipelines — 0.4%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	645,890

Retail — 0.1%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	100	111,986

Software — 0.4%
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	690	691,751

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	329,229
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	214,708
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	380	442,672

				986,609

Transportation — 0.2%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	01/15/22	200	220,215
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	150	167,124

				387,339

TOTAL CORPORATE BONDS (cost $20,201,162)				21,046,441

NON-CORPORATE FOREIGN AGENCY — 0.1%
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, MTN (cost 199,560)	2.125%	04/13/21	200	201,971

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BOND — 0.1%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost $199,700)	1.125%		08/03/19	200	$199,779

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Federal National Mortgage Assoc.(hh)	1.125%		07/20/18	555	557,783
Federal National Mortgage Assoc.(k)	1.500%		11/30/20	1,960	1,986,376
Federal National Mortgage Assoc.	2.500%		TBA	500	516,959
Federal National Mortgage Assoc.	3.000%		TBA	500	519,669
Federal National Mortgage Assoc.	4.000%		TBA	6,000	6,436,406
Financing Corp., Strips Principal, Series 4-P, Unsec’d. Notes, PO	1.390%	(s)	10/06/17	960	952,582
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	275	297,467
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23-12/04/23	1,765	2,204,881
Tunisia Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.416%		08/05/21	200	200,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,501,977)					13,673,054

U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury Bonds	2.250%		08/15/46	405	397,659
U.S. Treasury Bonds	2.500%		02/15/45	195	201,520
U.S. Treasury Bonds	2.500%		02/15/46	325	335,918
U.S. Treasury Bonds	2.500%		05/15/46	160	165,600
U.S. Treasury Bonds	2.875%		05/15/43	730	812,810
U.S. Treasury Bonds	3.000%		11/15/44	160	182,431
U.S. Treasury Bonds	3.000%		05/15/45	4,115	4,691,742
U.S. Treasury Bonds	3.000%		11/15/45	130	148,332
U.S. Treasury Bonds	4.250%		11/15/40	245	337,353
U.S. Treasury Bonds	4.750%		02/15/41	475	700,792
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	980	1,000,329
U.S. Treasury Notes	0.875%		09/15/19	530	529,979
U.S. Treasury Notes	1.125%		08/31/21	25	24,975
U.S. Treasury Notes	1.125%		09/30/21	15	14,980
U.S. Treasury Notes	1.375%		04/30/21	2,000	2,020,938
U.S. Treasury Notes	1.375%		06/30/23	4,170	4,162,669
U.S. Treasury Notes	1.375%		08/31/23	205	204,359
U.S. Treasury Notes	1.375%		09/30/23	130	129,507
U.S. Treasury Notes	1.625%		04/30/23	12,385	12,565,449
U.S. Treasury Notes	1.750%		03/31/22	5,175	5,308,618
U.S. Treasury Notes(hh)	2.000%		11/30/22	22,965	23,862,059
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	773,265

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,165,862)					58,571,284

TOTAL LONG-TERM INVESTMENTS (cost $152,052,793)					154,659,545

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Shares	Value

SHORT-TERM INVESTMENT — 8.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,032,046)(w)			14,032,046	$14,032,046

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 101.9% (cost $166,084,839)				168,691,591

	Interest Rate	Maturity Date	Principal Amount (000)#

SECURITY SOLD SHORT — (0.3)%

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc. (proceeds received $518,887)	3.000%	TBA	500	(518,483)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 101.6% (cost $165,565,952)				168,173,108
Liabilities in excess of other assets(z) — (1.6)%				(2,621,335)

NET ASSETS — 100.0%				$165,551,773

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,882,029. The aggregate value of $1,861,766 is approximately 1.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
100	10 Year U.S. Treasury Notes	Dec. 2016	$13,068,438	$13,112,500	$44,062

Short Positions:
53	2 Year U.S. Treasury Notes	Dec. 2016	11,558,065	11,578,844	(20,779)
433	5 Year U.S. Treasury Notes	Dec. 2016	52,472,442	52,616,266	(143,824)
8	20 Year U.S. Treasury Bonds	Dec. 2016	1,362,050	1,345,250	16,800
62	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	11,525,773	11,400,250	125,523

					(22,280)

					$21,782

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $965,822 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843%	3 Month LIBOR(1)	$ 1,120,562	$ —	$ 1,120,562	JPMorgan Chase
23,600	11/30/26	2.550%	3 Month LIBOR(1)	2,643,451	—	2,643,451	JPMorgan Chase

				$ 3,764,013	$ —	$ 3,764,013

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
17,855	09/09/17	0.539%	1 Day USOIS(2)	$ 316	$ 1,172	$ 856
960	07/11/18	0.947%	3 Month LIBOR(2)	152	811	659
1,000	08/06/18	1.693%	3 Month LIBOR(1)	—	12,608	12,608
4,010	07/11/19	1.045%	3 Month LIBOR(2)	166	420	254
2,950	10/02/19	1.188%	3 Month LIBOR(2)	(13,338)	(11,075)	2,263
3,200	10/11/19	1.220%	3 Month LIBOR(2)	(17,837)	(15,179)	2,658
30,000	09/03/20	1.600%	3 Month LIBOR(2)	272	(551,815)	(552,087)
3,000	12/05/20	2.210%	3 Month LIBOR(1)	168	131,524	131,356
2,700	06/15/21	1.105%	3 Month LIBOR(2)	112	7,177	7,065
15,000	05/21/22	1.893%	3 Month LIBOR(1)	537,232	555,699	18,467
26,000	05/26/22	1.997%	3 Month LIBOR(1)	306	1,089,736	1,089,430
12,300	06/07/22	1.771%	3 Month LIBOR(1)	351,217	373,118	21,901
1,990	08/31/22	1.745%	3 Month LIBOR(2)	161	(58,378)	(58,539)
64,500	09/03/22	1.919%	3 Month LIBOR(1)	445	2,524,556	2,524,111
10,360	12/31/22	0.000%	3 Month LIBOR(1)	207	74,826	74,619
3,565	02/14/23	2.069%	3 Month LIBOR(1)	168,169	176,934	8,765
8,880	07/11/23	1.400%	3 Month LIBOR(1)	215	63,743	63,528
2,550	08/03/23	— (3)	— (3)	(4,351)	3,074	7,425
985	08/19/23	0.898%	1 Day USOIS(2)	155	452	297
4,270	02/12/24	2.078%	3 Month LIBOR(2)	176	(222,037)	(222,213)
1,000	05/19/24	2.641%	3 Month LIBOR(2)	158	(94,285)	(94,443)
5,900	04/08/25	2.020%	3 Month LIBOR(2)	197	(292,843)	(293,040)
8,000	05/06/29	3.139%	3 Month LIBOR(2)	189	(1,454,112)	(1,454,301)

				$1,024,487	$ 2,316,126	$ 1,291,639

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $3,381,554 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 1,244,750	$ —
Non-Residential Mortgage-Backed Securities	—	26,010,674	—
Commercial Mortgage-Backed Securities	—	33,711,592	—
Corporate Bonds	—	21,046,441	—
Non-Corporate Foreign Agency	—	201,971	—
Sovereign Bond	—	199,779	—
U.S. Government Agency Obligations	—	13,673,054	—
U.S. Treasury Obligations	—	58,571,284	—
Affiliated Mutual Fund	14,032,046	—	—
Short Sales – U.S. Government Agency Obligation	—	(518,483)	—
Other Financial Instruments*
Futures Contracts	21,782	—	—
OTC Interest Rate Swap Agreements	—	3,764,013	—
Centrally Cleared Interest Rate Swap Agreements	—	1,291,639	—

Total	$14,053,828	$159,196,714	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$5,077,434

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 77.1%

ASSET-BACKED SECURITIES — 12.7%

Non-Residential Mortgage-Backed Securities
Ally Master Owner Trust, Series 2014-4, Class A1	0.924%	(c)	06/17/19	700	$700,608
American Express Credit Account Master Trust, Series 2014-1, Class B	1.024%	(c)	12/15/21	300	298,494
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	400	400,848
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	182	181,255
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	500	505,090
BA Credit Card Trust, Series 2016-A1, Class A	0.914%	(c)	10/15/21	400	401,285
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	400	399,891
Chase Issuance Trust, Series 2016-A1, Class A	0.934%	(c)	05/17/21	300	301,286
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	400	407,776
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374%	(c)	05/17/21	100	100,172
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%		07/25/20	200	200,181
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	0.944%	(c)	11/15/18	300	300,352
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	227	227,121
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.275%	(c)	06/25/65	247	248,047
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.904%	(c)	08/15/18	300	300,319
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.164%	(c)	06/15/21	200	200,808
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	500	498,918

TOTAL ASSET-BACKED SECURITIES (cost $5,652,568)					5,672,451

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	4	3,733
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	326	328,374
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	440	444,195
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	63,929
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	322,857
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.093%	(c)	12/10/49	381	394,508
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	350	351,405
Commercial Mortgage Pass-Through Certificates, Series 2007-GG9, Class AM (original cost $408,266; purchased 02/19/16)(f)(g)	5.475%		03/10/39	400	403,298
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	53,506

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	380	$400,141
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	380	397,591
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	324,154
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	150	155,380
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	247,435
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	219	219,648
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	613,948
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	200	203,981
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	429,903
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	162,269
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	44	44,439
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.959%	(c)	02/15/51	85	86,338
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	500	502,039

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,102,296)					6,153,071

CORPORATE BONDS — 15.7%

Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	360,205

Banks — 5.3%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	300	310,550
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	98,041
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	250	250,806
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	459,545
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	55,366
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	267,133
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	370,479
PNC Bank NA, Sub. Notes(a)	2.950%		01/30/23	250	257,377
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	295	304,200

					2,373,497

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	80	81,580

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	53,684

Chemicals — 1.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	15,572
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	201,480

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	239	$259,230
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	275	298,087

				774,369

Computers — 0.3%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	120	120,961
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	20	20,378

				141,339

Diversified Financial Services — 0.7%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	3.373%	11/15/25	215	232,634
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	84	89,239
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,697

				327,570

Electric — 0.7%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	302,417

Healthcare-Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	317,791

Insurance — 1.2%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	285	308,315
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	153,096
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,807
Swiss Re Treasury (US) Corp. (Switzerland), Sr. Unsec’d. Notes, 144A	2.875%	12/06/22	55	56,095

				538,313

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	52,052

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	177,526

Oil & Gas — 0.7%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	275	295,385

Pharmaceuticals — 0.7%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	298,573

Pipelines — 1.2%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	306,976
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	231,444

				538,420

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	51,405

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	265	$308,706

				360,111

TOTAL CORPORATE BONDS (cost $6,633,796)				6,992,832

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal National Mortgage Assoc.	4.000%	TBA	1,000	1,072,734
Federal National Mortgage Assoc.	1.125%	10/19/18	30	30,155
Federal National Mortgage Assoc.	1.125%	12/14/18	90	90,432
Federal National Mortgage Assoc.	1.500%	11/30/20	160	162,153

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,351,621)				1,355,474

U.S. TREASURY OBLIGATIONS — 31.9%
U.S. Treasury Bonds	2.250%	08/15/46	105	103,097
U.S. Treasury Bonds	2.500%	02/15/45	60	62,006
U.S. Treasury Bonds	2.500%	02/15/46	65	67,184
U.S. Treasury Bonds	2.500%	05/15/46	270	279,450
U.S. Treasury Bonds	2.750%	11/15/42	130	141,517
U.S. Treasury Bonds	2.875%	05/15/43	130	144,747
U.S. Treasury Bonds	3.000%	11/15/44	40	45,608
U.S. Treasury Bonds	3.000%	05/15/45	515	587,180
U.S. Treasury Bonds	3.000%	11/15/45	60	68,462
U.S. Treasury Bonds	4.250%	11/15/40	120	165,234
U.S. Treasury Bonds	4.750%	02/15/41	140	206,549
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	208	212,505
U.S. Treasury Notes	0.875%	09/15/19	830	829,968
U.S. Treasury Notes	1.375%	09/30/20	90	91,072
U.S. Treasury Notes	1.375%	04/30/21	440	444,606
U.S. Treasury Notes	1.375%	06/30/23	2,415	2,410,754
U.S. Treasury Notes	1.375%	08/31/23	355	353,891
U.S. Treasury Notes	1.375%	09/30/23	225	224,147
U.S. Treasury Notes	1.625%	04/30/23	2,220	2,252,345
U.S. Treasury Notes	1.750%	02/28/22	495	507,955
U.S. Treasury Notes	1.750%	03/31/22	480	492,394
U.S. Treasury Notes(hh)	2.000%	11/30/22	1,180	1,226,093
U.S. Treasury Notes	2.125%	09/30/21	1,330	1,389,643
U.S. Treasury Notes	2.125%	12/31/21	265	277,018
U.S. Treasury Notes	2.125%	12/31/22	335	350,546
U.S. Treasury Notes	2.125%	05/15/25	410	428,642
U.S. Treasury Notes	2.625%	11/15/20	835	886,438

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,015,586)				14,249,051

TOTAL LONG-TERM INVESTMENTS (cost $33,755,867)				34,422,879

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 22.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $9,677,565)(w)	9,677,565	$9,677,565
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $241,261)(b)(w)	241,261	241,261

TOTAL SHORT-TERM INVESTMENTS (cost $9,918,826)		9,918,826

TOTAL INVESTMENTS — 99.3% (cost $43,674,693)		44,341,705
Other assets in excess of liabilities(z) — 0.7%		314,937

NET ASSETS — 100.0%		$44,656,642

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $236,001; cash collateral of $241,150 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the original cost of such security is $408,266. The value of $403,298 is approximately 0.9% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Dec. 2016	$873,178	$873,875	$697
54	5 Year U.S. Treasury Notes	Dec. 2016	6,556,126	6,561,844	5,718
2	20 Year U.S. Treasury Bonds	Dec. 2016	333,315	336,312	2,997

					9,412

Short Positions:
25	10 Year U.S. Treasury Notes	Dec. 2016	3,283,195	3,278,125	5,070
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	1,852,038	1,838,750	13,288

					18,358

					$27,770

Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%	3 Month LIBOR(1)	$550,084	$—	$550,084	JPMorgan Chase
2,000	12/31/23	0.000%	3 Month LIBOR(1)	219,390	—	219,390	JPMorgan Chase

				$769,474	$—	$769,474

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,840	09/09/17	0.539%	1 Day USOIS(2)	$304	$318	$14
380	07/11/18	0.947%	3 Month LIBOR(2)	151	321	170
346	08/02/18	1.614%	3 Month LIBOR(2)	(6,997)	(3,890)	3,107
15,300	09/16/18	1.861%	3 Month LIBOR(2)	219	(252,947)	(253,166)
14,000	10/03/18	1.566%	3 Month LIBOR(1)	213	155,128	154,915
10,500	06/03/21	2.105%	3 Month LIBOR(2)	213	(447,771)	(447,984)
310	06/15/21	1.105%	3 Month LIBOR(2)	77	824	747
645	05/31/22	2.217%	3 Month LIBOR(2)	154	(35,474)	(35,628)
390	08/31/22	1.745%	3 Month LIBOR(2)	152	(11,441)	(11,593)
3,100	10/09/22	1.728%	3 Month LIBOR(2)	167	(87,447)	(87,614)
1,700	12/21/22	1.949%	3 Month LIBOR(2)	159	(70,968)	(71,127)
600	08/03/23	— (3)	— (3)	(909)	723	1,632
245	08/19/23	0.898%	1 Day USOIS(2)	151	112	(39)
2,950	10/25/23	2.653%	3 Month LIBOR(2)	59	(267,834)	(267,893)
11,800	12/31/23	0.000%	3 Month LIBOR(1)	236	1,519,947	1,519,711
10,600	12/31/23	0.000%	3 Month LIBOR(1)	—	1,075,266	1,075,266
10,230	12/31/23	0.000%	3 Month LIBOR(1)	(93,776)	(72,027)	21,749
210	11/12/25	2.263%	3 Month LIBOR(2)	152	(15,387)	(15,539)
965	01/08/26	2.210%	3 Month LIBOR(2)	78	(66,671)	(66,749)

				$(99,197)	$1,420,782	$1,519,979

Cash of $500,000 and a U.S. Treasury Obligation of $436,406 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$5,672,451	$—
Commercial Mortgage-Backed Securities	—	6,153,071	—
Corporate Bonds	—	6,992,832	—
U.S. Government Agency Obligations	—	1,355,474	—
U.S. Treasury Obligations	—	14,249,051	—
Affiliated Mutual Funds	9,918,826	—	—

Other Financial Instruments*
Futures Contracts	27,770	—	—
OTC Interest Rate Swap Agreements	—	769,474	—
Centrally Cleared Interest Rate Swap Agreements	—	1,519,979	—

Total	$9,946,596	$36,712,332	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$2,317,223

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 89.9%

ASSET-BACKED SECURITIES — 17.8%

Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust, Series 2014-1, Class B	1.024%	(c)	12/15/21	200	$198,996
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	100	100,212
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	199,949
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	300	299,917
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	100	102,238
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	0.874%	(c)	08/15/19	300	299,833
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	0.944%	(c)	11/15/18	100	100,117
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.275%	(c)	06/25/65	82	82,683
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.904%	(c)	08/15/18	100	100,106
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	300	299,351

TOTAL ASSET-BACKED SECURITIES (cost $1,779,445)					1,783,402

COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.0%
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	109	109,458
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	40	41,343
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	100	107,619
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.296%	(c)	12/10/49	107	110,462
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	5.347%		12/10/46	100	100,401
Csail Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	112	112,308
FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class A2	2.745%		01/25/26	120	126,360
FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class A2	2.673%		03/25/26	120	125,556
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	50	53,507
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	75	78,292
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	60	63,757
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	100	108,052
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.116%	(c)	04/17/45	9	8,620
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	73	73,216
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	100	102,422
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	150	154,519

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	80	$82,745
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	150	161,213
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447%	(c)	02/12/44	37	36,567
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	2.804%		01/10/45	1	889
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.464%	(c)	10/15/44	22	21,888
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	100	99,897
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	100	100,307
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	2.684%		11/15/44	3	3,213
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	1.765%		12/15/45	20	20,082

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,993,068)					2,002,693

CORPORATE BONDS — 20.8%

Banks — 7.4%
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	115	133,770
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	100	103,201
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	10	11,615
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	160	177,174
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%		06/23/20	160	164,648
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	75	85,540
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	45	47,577
Wells Fargo & Co., Sub. Notes, MTN	3.450%		02/13/23	15	15,468

					738,993

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	10	10,198

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%		06/15/21	15	16,370

Chemicals — 2.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	90	97,618
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	105	113,815

					211,433

Computers — 0.5%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	40	40,320
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	10	10,189

					50,509

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services — 1.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	110	$116,861

Electric — 1.9%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	180	191,000

Healthcare-Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	120	123,015

Insurance — 0.7%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	60	64,908
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	10,403

				75,311

Oil & Gas — 0.2%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%	06/01/18	20	21,483

Pharmaceuticals — 2.5%
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	125	131,230
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	110	115,239

				246,469

Pipelines — 1.6%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	150	153,488
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	10,765

				164,253

Telecommunications — 1.2%
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	100	116,493

TOTAL CORPORATE BONDS (cost $1,967,631)				2,082,388

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal National Mortgage Assoc.	1.125%	10/19/18	15	15,078
Federal National Mortgage Assoc.	1.125%	12/14/18	35	35,168
Federal National Mortgage Assoc.	1.500%	11/30/20	150	152,019

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $199,784)				202,265

U.S. TREASURY OBLIGATIONS — 29.3%
U.S. Treasury Bonds	2.250%	08/15/46	25	24,547
U.S. Treasury Bonds	2.500%	02/15/46	20	20,672
U.S. Treasury Bonds	2.500%	05/15/46	30	31,050
U.S. Treasury Bonds	3.000%	11/15/45	25	28,525
U.S. Treasury Inflation Indexed Bonds	0.125%	04/15/21	61	62,197
U.S. Treasury Notes	1.125%	08/31/21	35	34,964
U.S. Treasury Notes	1.125%	09/30/21	20	19,973
U.S. Treasury Notes	1.375%	04/30/21	120	121,256
U.S. Treasury Notes	1.500%	08/15/26	60	59,416
U.S. Treasury Notes	1.625%	04/30/23	1,360	1,379,815

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.000%	11/30/22	1,100	$1,142,968

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,877,557)				2,925,383

TOTAL LONG-TERM INVESTMENTS (cost $8,817,485)				8,996,131

			Shares
SHORT-TERM INVESTMENT — 0.9%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $93,026)(w)			93,026	93,026

TOTAL INVESTMENTS — 90.8% (cost $8,910,511)				9,089,157
Other assets in excess of liabilities(z) — 9.2%				917,743

NET ASSETS — 100.0%				$10,006,900

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	$186,653	$183,875	$(2,778)

Short Positions:
2	2 Year U.S. Treasury Notes	Dec. 2016	436,153	436,937	(784)
22	5 Year U.S. Treasury Notes	Dec. 2016	2,665,679	2,673,344	(7,665)
6	10 Year U.S. Treasury Notes	Dec. 2016	787,670	786,750	920
5	20 Year U.S. Treasury Bonds	Dec. 2016	848,508	840,781	7,727

					198

					$(2,580)

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open future contracts at September 30, 2016.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,500	06/10/20	1.833%	3 Month LIBOR(2)	$ 36	$ (65,822)	$ (65,858)
535	01/06/21	1.750%	3 Month LIBOR(1)	152	13,638	13,486
675	01/08/21	1.683%	3 Month LIBOR(1)	154	15,321	15,167
405	05/31/22	2.200%	3 Month LIBOR(2)	564	(21,891)	(22,455)
245	05/31/22	2.217%	3 Month LIBOR(2)	151	(13,475)	(13,626)
155	08/31/22	1.745%	3 Month LIBOR(2)	151	(4,547)	(4,698)
150	08/03/23	— (3)	— (3)	(115)	181	296
60	08/19/23	0.898%	1 Day USOIS(2)	150	27	(123)
9,500	06/10/25	2.467%	3 Month LIBOR(1)	160	845,660	845,500
330	01/08/26	2.210%	3 Month LIBOR(2)	72	(22,800)	(22,872)

				$1,475	$ 746,292	$ 744,817

Cash of $674,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$ —	$ 1,783,402	$ —
Commercial Mortgage-Backed Securities	—	2,002,693	—
Corporate Bonds	—	2,082,388	—
U.S. Government Agency Obligations	—	202,265	—
U.S. Treasury Obligations	—	2,925,383	—
Affiliated Mutual Fund	93,026	—	—
Other Financial Instruments*
Futures Contracts	(2,580)	—	—
Centrally Cleared Interest Rate Swaps	—	744,817	—

Total	$90,446	$ 9,740,948	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$742,237

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.6%

ASSET-BACKED SECURITIES — 30.7%

Collateralized Loan Obligations — 1.0%
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730%	(c)	04/15/25	250	$247,155
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188%	(c)	11/07/25	1,500	1,495,561

					1,742,716

Non-Residential Mortgage-Backed Securities — 29.7%
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	454	453,698
Ally Master Owner Trust, Series 2014-5, Class A1	1.014%	(c)	10/15/19	500	500,637
American Express Credit Account Master Trust, Series 2013-1, Class A	0.944%	(c)	02/16/21	200	200,694
American Express Credit Account Master Trust, Series 2013-2, Class B	1.224%	(c)	05/17/21	3,100	3,098,716
American Express Credit Account Master Trust, Series 2014-1, Class B	1.024%	(c)	12/15/21	200	198,996
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	100	100,201
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217%	(c)	10/08/19	1,200	1,202,544
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	303	302,091
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,967	1,966,503
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	700	706,982
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	1,800	1,821,645
BA Credit Card Trust, Series 2014-A1, Class A	0.904%	(c)	06/15/21	500	501,779
BA Credit Card Trust, Series 2014-A3, Class A	0.814%	(c)	01/15/20	1,800	1,801,993
BA Credit Card Trust, Series 2015-A1, Class A	0.854%	(c)	06/15/20	600	601,078
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	312	312,448
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	2,300	2,302,173
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	1.062%	(c)	01/22/18	2,092	2,094,129
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.804%	(c)	06/15/18	379	378,721
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.974%	(c)	11/15/18	1,274	1,275,936
Chase Issuance Trust, Series 2007-B1, Class B1	0.774%	(c)	04/15/19	300	299,814
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	2,370	2,369,348
Chase Issuance Trust, Series 2015-A1, Class A1	0.844%	(c)	02/18/20	900	901,980
Chase Issuance Trust, Series 2016-A3, Class A3	1.074%	(c)	06/15/23	1,500	1,502,262
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	1,020	1,020,110
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.954%	(c)	07/15/21	200	200,828
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	1,300	1,321,718
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 144A	0.870%		09/20/19	106	106,000
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	2,132	2,137,120

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	1,200	$1,202,927
Ford Credit Auto Owner Trust, Series 2012-C, Class B	1.270%		12/15/17	888	887,607
Ford Credit Auto Owner Trust, Series 2013-A, Class B	1.150%		07/15/18	200	199,985
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	200	203,888
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	511,190
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	1,900	1,950,979
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	482	481,753
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.112%	(c)	06/20/18	774	775,002
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $1,900,000; purchased 05/13/15)(f)(g)	1.024%	(c)	05/15/20	1,900	1,893,570
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	1,600	1,616,585
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,500	2,512,567
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	145	145,212
John Deere Owner Trust, Series 2015-A, Class A2B	0.794%	(c)	02/15/18	209	208,126
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	1,442	1,441,525
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.784%	(c)	08/16/21	300	300,200
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	1.044%	(c)	01/16/18	1,019	1,020,067
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 144A	0.960%		09/18/17	454	454,242
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.275%	(c)	06/25/65	742	744,138
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	797	795,319
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	437	436,934
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224%	(c)	12/17/18	295	295,473
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274%	(c)	12/17/18	520	521,100
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	300	301,458
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A	1.600%		04/15/21	800	803,656
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	600	604,544
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A1, 144A	0.882%	(c)	07/22/19	100	99,784
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.912%	(c)	07/20/19	2,200	2,199,306
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A	0.982%	(c)	10/20/19	1,000	1,000,536

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A	1.032%	(c)	01/20/20	700	$699,624
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	1,105	1,104,636

					55,092,077

TOTAL ASSET-BACKED SECURITIES (cost $56,605,509)					56,834,793

COMMERCIAL MORTGAGE-BACKED SECURITIES — 27.5%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	22	22,226
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.586%	(c)	04/10/49	757	762,005
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	443	455,532
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5	5.617%		10/15/48	7	7,465
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	5,546	5,582,365
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	100	102,438
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	2,700	2,731,288
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.093%	(c)	12/10/49	2,745	2,840,461
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	557	558,655
Commercial Mortgage Trust, Series 2012-CR3, Class A2	1.765%		10/15/45	48	47,797
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	55	55,210
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	15	15,088
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	2,200	2,347,325
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	110	118,563
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	1,000	1,068,090
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	500	552,425
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,900	2,982,178
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	80	82,648
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	1,300	1,362,314
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	207	207,069
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	670	731,334
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	1,120	1,240,611
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	160	163,269
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%		04/10/47	20	21,783

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	25	$26,737
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	2,100	2,163,270
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	90	96,178
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	150	161,344
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,000	1,068,717
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.715%	(c)	02/12/49	3,040	3,090,490
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	4,021	4,026,874
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A1	0.730%		12/15/47	18	18,146
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	3,068	3,098,499
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	3,000	3,102,938
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,380	1,379,319
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	115	115,260
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	1,700	1,777,242
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	649	650,711
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	3,000	3,245,140
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	1,254	1,248,624
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.464%	(c)	10/15/44	37	36,480
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	1,600	1,664,927
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	50	51,529

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $51,506,025)					51,080,564

CORPORATE BONDS — 23.4%

Agriculture — 1.2%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	1,295	1,390,412
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	745	809,336

					2,199,748

Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	400	406,274
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	1,330	1,403,190
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%		09/15/19	55	56,050

					1,865,514

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks — 5.3%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	1,255	$1,361,042
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	345	365,336
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%	02/04/24	10	10,850
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%	02/05/25	535	545,366
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%	04/08/19	25	25,503
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	105	108,361
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	45	47,196
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	840	889,384
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	75	78,485
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%	01/31/19	75	76,532
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	1,550	1,602,985
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	29,038
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	1,175	1,200,960
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	130	138,255
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	260	267,133
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	350	369,305
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	20	21,242
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	25	28,513
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.500%	01/24/19	50	50,948
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	920	983,930
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	100	106,760
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	120	126,871
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	365	367,523
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	250	265,310
PNC Bank NA, Sr. Unsec’d. Notes, MTN	3.250%	06/01/25	335	352,678
US Bancorp, Sr. Unsec’d. Notes, MTN	3.700%	01/30/24	25	27,302
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%	03/04/21	45	45,656
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	340	345,271
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%	09/09/24	30	31,356

				9,869,091

Beverages
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%	07/15/22	50	50,988

Biotechnology — 2.6%
Amgen, Inc., Sr. Unsec’d. Notes	2.200%	05/22/19	350	356,502
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	350	375,033
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	1,280	1,371,002
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	1,285	1,365,289
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	770	828,768
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	400	430,610

				4,727,204

Chemicals — 0.3%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	450	487,779

Computers — 1.6%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	650	703,446
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	1,885	1,900,099

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	355	$361,703

				2,965,248

Diversified Financial Services — 0.2%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	130	132,654
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	205	207,454
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	25	27,524

				367,632

Electric — 0.9%
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	250	268,973
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	150	164,903
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	134,073
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	265	287,236
PacifiCorp, First Mortgage	3.350%	07/01/25	780	839,753

				1,694,938

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	720	765,049

Healthcare-Products — 1.2%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	650	704,933
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	1,325	1,426,847

				2,131,780

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	25	25,383
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	320	336,602
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	1,060	1,138,240

				1,500,225

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	35	35,643
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	835	875,786
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	400	431,008
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	27,045

				1,369,482

Media — 0.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	1,010	1,089,853

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	250	265,592

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	355	358,165

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	175	$175,131

					533,296

Oil & Gas — 0.1%
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%		04/01/20	50	50,711
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.000%	(c)	03/15/19	50	49,711
Nabors Industries, Inc., Gtd. Notes	5.000%		09/15/20	150	147,814

					248,236

Pharmaceuticals — 2.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%		11/06/22	290	301,916
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,260	1,317,031
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	1,285	1,349,042
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%		09/15/25	905	980,090
Johnson & Johnson, Sr. Unsec’d. Notes	3.375%		12/05/23	50	55,255
Novartis Capital Corp. (Switzerland), Gtd. Notes	3.400%		05/06/24	50	54,714

					4,058,048

Pipelines — 0.6%
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,090	1,129,614
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	35	36,608

					1,166,222

Retail — 1.0%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	800	846,658
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	492	535,600
CVS Health Corp., Sr. Unsec’d. Notes	4.000%		12/05/23	25	27,536
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%		04/22/24	400	435,720
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	25	27,996

					1,873,510

Software — 0.9%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%		02/12/22	310	319,056
Microsoft Corp., Sr. Unsec’d. Notes	3.125%		11/03/25	135	143,607
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25	810	836,675
Oracle Corp., Sr. Unsec’d. Notes	3.400%		07/08/24	400	427,249

					1,726,587

Telecommunications — 1.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	1,450	1,489,741
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%		09/15/23	600	698,956

					2,188,697

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	150	161,719

TOTAL CORPORATE BONDS (cost $41,145,338)					43,306,438

NON-CORPORATE FOREIGN AGENCY — 0.1%
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A (cost $199,560)	2.125%		04/13/21	200	201,971

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BOND — 0.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost $399,400)	1.125%		08/03/19	400	$399,557

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal National Mortgage Assoc.(hh)(k)	1.500%		11/30/20	1,820	1,844,492
Federal National Mortgage Assoc.	1.625%		01/21/20	20	20,360

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,838,287)					1,864,852

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds	2.500%		02/15/46	595	614,988
U.S. Treasury Inflation Indexed Bonds, TIPS(hh)	0.125%		04/15/21	1,442	1,471,987
U.S. Treasury Notes(k)	1.125%		08/31/21	640	639,350
U.S. Treasury Notes	1.125%		09/30/21	415	414,449
U.S. Treasury Notes(hh)	1.375%		04/30/21	2,875	2,905,098
U.S. Treasury Notes	1.500%		08/15/26	665	658,532
U.S. Treasury Notes	2.125%		09/30/21	120	125,381
U.S. Treasury Strips Coupon(hh)	2.363%	(s)	08/15/30	1,210	916,286
U.S. Treasury Strips Coupon(hh)	2.519%	(s)	08/15/25	740	638,445
U.S. Treasury Strips Coupon(hh)	3.103%	(s)	11/15/34	550	368,899

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,612,360)					8,753,415

TOTAL LONG-TERM INVESTMENTS (cost $160,306,479)					162,441,590

				Shares
SHORT-TERM INVESTMENT — 12.6%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $23,297,053)(w)				23,297,053	23,297,053

TOTAL INVESTMENTS — 100.2% (cost $183,603,532)					185,738,643
Liabilities in excess of other assets(z) — (0.2)%					(398,354)

NET ASSETS — 100.0%					$185,340,289

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the original cost of such security is $1,900,000. The value of $1,893,570 is approximately 1.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
253	2 Year U.S. Treasury Notes	Dec. 2016	$55,249,000	$ 55,272,594	$23,594
925	5 Year U.S. Treasury Notes	Dec. 2016	112,309,187	112,401,953	92,766
33	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	5,942,118	6,067,875	125,757

					242,117

Short Positions:
233	10 Year U.S. Treasury Notes	Dec. 2016	30,585,790	30,552,125	33,665
72	20 Year U.S. Treasury Bonds	Dec. 2016	12,258,446	12,107,250	151,196

					184,861

					$426,978

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $959,456 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
75,000	06/12/17	0.980%	3 Month LIBOR(2)	$319	$(32,983)	$(33,302)
30,365	09/09/17	0.539%	1 Day USOIS(2)	327	1,992	1,665
50,000	06/12/18	1.355%	3 Month LIBOR(2)	262	(305,534)	(305,796)
10,100	06/12/20	1.896%	3 Month LIBOR(2)	66	(289,440)	(289,506)
5,000	01/08/21	1.683%	3 Month LIBOR(2)	(176,597)	(113,489)	63,108
75,000	03/18/22	2.086%	3 Month LIBOR(2)	600	(3,446,965)	(3,447,565)
29,965	05/31/22	2.200%	3 Month LIBOR(2)	(1,024)	(1,619,694)	(1,618,670)
9,080	05/31/22	2.217%	3 Month LIBOR(2)	199	(499,388)	(499,587)
30,000	06/12/22	2.242%	3 Month LIBOR(2)	312	(1,696,632)	(1,696,944)
40,000	08/10/22	2.053%	3 Month LIBOR(2)	366	(1,866,855)	(1,867,221)
6,085	08/31/22	1.745%	3 Month LIBOR(2)	183	(178,509)	(178,692)
4,200	08/03/23	—(3)	— (3)	(7,264)	5,063	12,327
1,640	08/19/23	0.898%	1 Day USOIS(2)	159	753	594
219,000	05/12/25	1.475%	3 Month LIBOR(1)	1,740	1,465,951	1,464,211
14,200	12/31/25	0.000%	3 Month LIBOR(1)	264	3,018,836	3,018,572
8,800	12/31/25	0.000%	3 Month LIBOR(1)	220	1,913,042	1,912,822
4,650	12/31/25	0.000%	3 Month LIBOR(1)	187	1,514,830	1,514,643
3,350	12/31/25	0.000%	3 Month LIBOR(1)	177	596,055	595,878

				$(179,504)	$(1,532,967)	$(1,353,463)

A U.S. Government Agency Obligation and U.S. Treasury Obligations, including those sold and pending settlement, with a combined market value of $6,305,353 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	12/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(29,146)	$—	$ (29,146)

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
Deutsche Bank AG	12/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(34,890)	$—	$(34,890)
Deutsche Bank AG	12/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(5,987)	—	(5,987)
Deutsche Bank AG	12/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(11,922)	—	(11,922)

				$(81,945)	$—	$(81,945)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,742,716	$—
Non-Residential Mortgage-Backed Securities	—	55,092,077	—
Commercial Mortgage-Backed Securities	—	51,080,564	—
Corporate Bonds	—	43,306,438	—
Non-Corporate Foreign Agency	—	201,971	—
Sovereign Bond	—	399,557	—
U.S. Government Agency Obligations	—	1,864,852	—
U.S. Treasury Obligations	—	8,753,415	—
Affiliated Mutual Fund	23,297,053	—	—
Other Financial Instruments*
Futures Contracts	426,978	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,353,463)	—
OTC Total Return Swap Agreements	—	(81,945)	—

Total	$23,724,031	$161,006,182	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$(1,008,430)

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.5%

ASSET-BACKED SECURITIES — 14.6%

Collateralized Loan Obligations — 0.7%
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.179%	(c)	04/18/26	250	$249,814
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A2, 144A	2.015%	(c)	10/23/25	325	324,654
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730%	(c)	04/15/25	250	247,155
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188%	(c)	11/07/25	250	249,260

					1,070,883

Non-Residential Mortgage-Backed Securities — 13.9%
Ally Auto Receivables Trust, Series 2015-1, Class A2	0.920%		02/15/18	209	209,399
American Express Credit Account Master Trust, Series 2013-2, Class B	1.224%	(c)	05/17/21	800	799,669
American Express Credit Account Master Trust, Series 2014-1, Class B	1.024%	(c)	12/15/21	175	174,122
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.077%	(c)	11/08/19	400	400,669
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,200	1,203,549
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	303,608
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	307,411
BA Credit Card Trust, Series 2014-A3, Class A	0.814%	(c)	01/15/20	200	200,221
BA Credit Card Trust, Series 2015-A1, Class A	0.854%	(c)	06/15/20	50	50,090
BA Credit Card Trust, Series 2016-A1, Class A	0.914%	(c)	10/15/21	1,000	1,003,213
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	800	800,756
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	1.062%	(c)	01/22/18	465	465,362
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.804%	(c)	06/15/18	54	54,103
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.974%	(c)	11/15/18	266	265,820
Carmax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	1,700	1,701,448
Chase Issuance Trust, Series 2013-A3, Class A3	0.804%	(c)	04/15/20	200	200,251
Chase Issuance Trust, Series 2015-A1, Class A1	0.844%	(c)	02/18/20	100	100,220
Chase Issuance Trust, Series 2016-A1, Class A	0.934%	(c)	05/17/21	1,100	1,104,716
Chase Issuance Trust, Series 2016-A3, Class A3	1.074%	(c)	06/15/23	700	701,056
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	203,341
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	237	237,458
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	300	300,732
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	700	700,824
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	300	306,714
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	718,782
Ford Credit Auto Owner Trust, Series 2015-A, Class A2B	0.774%	(c)	01/15/18	6	5,626

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	$1,210,320
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2	1.124%	(c)	08/15/20	1,000	1,004,931
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A	1.054%	(c)	07/15/20	600	600,116
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	64	64,234
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	1.112%	(c)	06/20/18	464	465,001
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $300,000; purchased 05/13/15)(f)(g)	1.024%	(c)	05/15/20	300	298,985
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374%	(c)	05/17/21	400	400,689
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	500	505,183
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	502,513
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	18	18,151
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 144A	0.944%	(c)	11/15/18	600	600,704
John Deere Owner Trust, Series 2015-A, Class A2B	0.794%	(c)	02/15/18	30	29,732
John Deere Owner Trust, Series 2015-B, Class A2	0.980%		06/15/18	262	262,096
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	1.044%	(c)	01/16/18	191	191,263
Nissan Auto Lease Trust, Series 2016-A, Class A2B	0.904%	(c)	08/15/18	600	600,638
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3	0.720%		08/15/18	277	276,633
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.164%	(c)	06/15/21	700	702,829
Porsche Innovative Lease Owner Trust, Series 2015-1, Class A2, 144A	0.790%		11/21/17	109	109,234
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224%	(c)	12/17/18	81	80,584
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274%	(c)	12/17/18	120	120,254
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	1,000	1,002,257
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	200	201,515
Verizon Owner Trust, Series 2016-1A, Class A, 144A	1.420%		01/20/21	200	200,460
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-1, Class A	0.912%	(c)	07/20/19	800	799,748
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	384	384,221

					23,151,451

TOTAL ASSET-BACKED SECURITIES (cost $24,120,833)					24,222,334

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	1	1,482
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.392%	(c)	02/10/51	2,399	2,485,236
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	1,087	1,094,581
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	600	606,953
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.296%	(c)	12/10/49	1,647	1,704,276
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	400	410,902
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%		08/10/46	530	558,854
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	426,786
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	227,599
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	308,501
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	235,611
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	104,793
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	637,532
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	642,469
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	7	7,140
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(c)	02/25/23	200	218,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527%	(c)	10/25/23	180	199,385
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,500	1,579,506
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,500	1,569,437
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	60	61,226
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	648,309
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	400	412,051
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	64,119
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.116%	(c)	04/17/45	52	51,719
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.881%	(c)	02/12/49	507	515,082
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	1,300	1,346,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2	2.206%		05/15/45	877	878,591
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	205	206,567
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	625	646,445

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	307	$306,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	156,816
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	862,855
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AM	5.478%	(c)	02/12/44	250	251,212
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2	2.111%		03/15/45	130	130,142
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	649,028
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	251	249,725
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	11	11,437
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	800	799,178
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	275	279,565
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	823,157
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	530,597
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	104,058

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,952,774)					23,004,246

CORPORATE BONDS — 8.9%

Agriculture — 0.3%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	275	295,261
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	155	168,385

					463,646

Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	280	295,408
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	335	345,138

					640,546

Banks — 2.3%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	585	634,430
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	25	25,484
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	250	258,002
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	200	211,758
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	525	542,947
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	55	58,396
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	390	391,021
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	580	592,815
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	100	107,294
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	560	590,888
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	220	221,315

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	200	$201,382
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%	02/19/25	20	20,310

				3,856,042

Biotechnology — 1.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	275	269,710
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	510	546,258
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	525,929
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	210	226,028

				1,567,925

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	105	111,913
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	100	108,222
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	395	398,164
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	75	76,416

				694,715

Diversified Financial Services
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	20	20,239

Electric — 0.4%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	2.400%	09/01/26	240	241,356
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	60	59,678
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	150	147,190
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	65,035
PacifiCorp, First Mortgage	3.350%	07/01/25	160	172,257

				685,516

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	300	324,582

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	125	132,821

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	100	108,451
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	400	430,746

				539,197

Healthcare-Services — 0.1%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.350%	07/15/22	215	230,869

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	315	330,386

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	455	490,973
Comcast Corp., Gtd. Notes	2.350%	01/15/27	120	118,403

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Comcast Corp., Gtd. Notes	3.375%	02/15/25	300	$321,094

				930,470

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	110	110,981
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	160	160,120

				271,101

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	25	26,027
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	250	261,316
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	85	89,236
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	290	314,062
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	70	72,538
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	425	427,286

				1,190,465

Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	250	259,086

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	396,871
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	155	168,736

				565,607

Software — 0.5%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	15	15,438
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	85	90,419
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	650	655,213
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	100	103,293

				864,363

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	115	118,152
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	225	238,839
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	530	520,179
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	325	346,669

				1,223,839

TOTAL CORPORATE BONDS (cost $14,189,907)				14,791,415

NON-CORPORATE FOREIGN AGENCY — 0.2%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A (cost $318,815)	2.375%	03/16/26	320	332,771

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BOND — 0.1%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS (cost 199,716)	1.125%	08/03/19	$200	$199,779

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.4%
Federal Home Loan Banks	1.000%	12/19/17	1,760	1,765,178
Federal Home Loan Banks	1.375%	02/18/21	4,570	4,597,740
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	5,220	5,496,858
Federal National Mortgage Assoc.(k)	1.125%	07/20/18	1,405	1,412,045
Federal National Mortgage Assoc.	2.625%	09/06/24	4,480	4,795,956
Federal National Mortgage Assoc.	4.000%	TBA	5,500	5,900,039
Government National Mortgage Assoc.	3.500%	TBA	2,000	2,124,219
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%	06/30/25	270	292,058
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	560	699,342
Tunisia Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.416%	08/05/21	200	200,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,058,693)				27,284,366

U.S. TREASURY OBLIGATIONS — 39.5%
U.S. Treasury Bonds	2.250%	08/15/46	415	407,478
U.S. Treasury Bonds	2.500%	02/15/45	185	191,186
U.S. Treasury Bonds	2.500%	02/15/46	260	268,734
U.S. Treasury Bonds	2.500%	05/15/46	2,115	2,189,025
U.S. Treasury Bonds(hh)	2.875%	05/15/43	2,880	3,206,701
U.S. Treasury Bonds	3.000%	05/15/45	850	969,133
U.S. Treasury Bonds	3.000%	11/15/45	335	382,240
U.S. Treasury Bonds	4.250%	11/15/40	20	27,539
U.S. Treasury Bonds	4.750%	02/15/41	445	656,532
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	863	881,119
U.S. Treasury Notes	0.875%	09/15/19	460	459,982
U.S. Treasury Notes	1.375%	04/30/21	2,195	2,217,979
U.S. Treasury Notes	1.500%	08/15/26	1,025	1,015,030
U.S. Treasury Notes(hh)	1.625%	04/30/23	8,720	8,847,050
U.S. Treasury Notes(hh)	1.750%	02/28/22	1,755	1,800,932
U.S. Treasury Notes	1.750%	03/31/22	7,715	7,914,201
U.S. Treasury Notes	2.000%	11/30/22	3,370	3,501,639
U.S. Treasury Notes	2.000%	02/15/25	16,285	16,863,883
U.S. Treasury Notes	2.125%	05/15/25	12,590	13,162,455
U.S. Treasury Notes	2.250%	11/15/25	800	844,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $64,352,187)				65,807,338

TOTAL LONG-TERM INVESTMENTS (cost $153,192,925)				155,642,249

			Shares
SHORT-TERM INVESTMENT — 11.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $18,789,112)(w)			18,789,112	18,789,112

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Value
TOTAL INVESTMENTS — 104.8% (cost $171,982,037)	$174,431,361
Liabilities in excess of other assets(z) — (4.8)%	(8,030,415)

NET ASSETS — 100.0%	$166,400,946

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the original cost of such security is $300,000. The value of $298,985 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
2	2 Year U.S. Treasury Notes	Dec. 2016	$436,456	$436,938	$482

Short Positions:
199	5 Year U.S. Treasury Notes	Dec. 2016	24,110,137	24,181,609	(71,472)
313	10 Year U.S. Treasury Notes	Dec. 2016	40,932,438	41,042,125	(109,687)
55	20 Year U.S. Treasury Bonds	Dec. 2016	9,160,848	9,248,594	(87,746)
11	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	2,033,794	2,022,625	11,169

					(257,736)

					$(257,254)

A U.S. Government Agency Obligation with a market value of $1,030,140 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,000	06/12/17	0.980%	3 Month LIBOR(2)	$ 184	$ (6,596)	$ (6,780)
18,965	09/09/17	0.539%	1 Day USOIS(2)	317	1,244	927
9,000	06/12/18	1.355%	3 Month LIBOR(2)	170	(54,996)	(55,166)
15,000	06/12/20	1.896%	3 Month LIBOR(2)	211	(429,861)	(430,072)
4,205	01/06/21	1.750%	3 Month LIBOR(1)	167	107,194	107,027
5,280	01/08/21	1.683%	3 Month LIBOR(1)	178	119,844	119,666
2,120	06/15/21	1.105%	3 Month LIBOR(2)	112	5,635	5,523
4,045	05/31/22	2.200%	3 Month LIBOR(2)	2,686	(218,644)	(221,330)
1,875	05/31/22	2.217%	3 Month LIBOR(2)	160	(103,123)	(103,283)
14,000	06/12/22	2.242%	3 Month LIBOR(2)	226	(791,761)	(791,987)
7,000	08/10/22	2.053%	3 Month LIBOR(2)	188	(326,699)	(326,887)
1,270	08/31/22	1.745%	3 Month LIBOR(2)	157	(37,257)	(37,414)
14,100	10/09/22	1.728%	3 Month LIBOR(2)	226	(397,744)	(397,970)
2,600	08/03/23	— (3)	— (3)	(4,440)	3,134	7,574
1,025	08/19/23	0.898%	1 Day USOIS(2)	156	471	315
460	02/12/24	2.078%	3 Month LIBOR(2)	153	(23,919)	(24,072)
1,800	03/02/25	2.118%	3 Month LIBOR(1)	164	103,367	103,203
3,200	03/12/25	2.243%	3 Month LIBOR(1)	176	216,397	216,221
40,000	05/12/25	2.229%	3 Month LIBOR(1)	425	2,678,040	2,677,615
34,000	06/12/25	2.556%	3 Month LIBOR(1)	422	3,213,696	3,213,274
14,100	09/03/25	2.217%	3 Month LIBOR(1)	186	968,873	968,687
38,000	06/23/26	1.565%	3 Month LIBOR(1)	566,083	388,112	(177,971)
25,000	09/14/26	1.535%	3 Month LIBOR(1)	332	164,372	164,040

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
5,000	12/31/26	0.000%	3 Month LIBOR(1)	$190	$677,777	$677,587
15,000	05/12/30	2.441%	3 Month LIBOR(1)	257	1,536,198	1,535,941
11,000	06/17/30	2.692%	3 Month LIBOR(1)	260	1,481,533	1,481,273
4,800	10/26/30	2.268%	3 Month LIBOR(2)	193	(411,041)	(411,234)

				$569,539	$8,864,246	$8,294,707

U.S. Treasury Obligations with a combined market value of $6,418,653 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate contracts at September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,070,883	$—
Non-Residential Mortgage-Backed Securities	—	23,151,451	—
Commercial Mortgage-Backed Securities	—	23,004,246	—
Corporate Bonds	—	14,791,415	—
Non-Corporate Foreign Agency	—	332,771	—
Sovereign Bond	—	199,779	—
U.S. Government Agency Obligations	—	27,284,366	—
U.S. Treasury Obligations	—	65,807,338	—
Affiliated Mutual Fund	18,789,112	—	—
Other Financial Instruments*
Futures Contracts	(257,254)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	8,294,707	—

Total	$18,531,858	$163,936,956	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$8,037,453

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 90.5%

ASSET-BACKED SECURITIES — 3.2%

Collateralized Loan Obligations — 0.1%
Blue Hill CLO (Cayman Islands), Series 1A, Class A, 144A	2.160%(c)	01/15/26	250	$250,122

Non-Residential Mortgage-Backed Securities — 3.1%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B	1.267%(c)	06/10/19	42	42,402
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%	03/20/19	200	200,592
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	200	199,949
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	400	403,990
BA Credit Card Trust, Series 2014-A1, Class A	0.904%(c)	06/15/21	210	210,747
BA Credit Card Trust, Series 2016-A1, Class A	0.914%(c)	10/15/21	200	200,643
CarMax Auto Owner Trust, Series 2015-2, Class A2B	0.804%(c)	06/15/18	27	27,052
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.974%(c)	11/15/18	159	159,492
Chase Issuance Trust, Series 2007-B1, Class B1	0.774%(c)	04/15/19	400	399,752
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%(c)	04/15/19	600	599,835
Chase Issuance Trust, Series 2016-A1, Class A	0.934%(c)	05/17/21	200	200,857
Chase Issuance Trust, Series A3, Class A3	0.804%(c)	04/15/20	400	400,501
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.910%(c)	12/17/18	150	150,024
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%	09/20/19	500	522,012
Ford Credit Auto Lease, Series 2016-A, Class A2B	1.064%(c)	11/15/18	50	50,041
Ford Credit Floorplan Master Owner Trust A, Series 2016-4, Class A	1.054%(c)	07/15/20	200	200,039
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B	1.032%(c)	10/22/18	100	100,149
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B	0.884%(c)	02/20/19	200	200,209
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374%(c)	05/17/21	100	100,172
Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 144A	2.270%	07/25/20	100	100,091
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2A, 144A	1.330%	07/16/18	100	100,114
Nissan Auto Lease Trust, Series 2015-B, Class A2A	1.180%	12/15/17	148	147,792
Nissan Auto Lease Trust, Series 2016-B, Class A2B	0.780%(c)	12/17/18	200	200,012
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1	1.164%(c)	06/15/21	200	200,808
Santander Drive Auto Receivables Trust (Spain), Series 2016-2, Class A2B	1.174%(c)	07/15/19	100	100,213
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%	12/16/19	50	50,096

				5,267,584

TOTAL ASSET-BACKED SECURITIES (cost $5,512,479)				5,517,706

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.647%	(c)	04/10/49	50	50,857
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.183%	(c)	02/10/51	600	621,309
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	46	46,520
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(c)	12/11/49	60	60,572
CD Mortgage Trust, Series 2007-CD5, Class A1A	5.800%	(c)	11/15/44	44	45,693
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, , Sr. Unsec’d. Notes	6.093%	(c)	12/10/49	1,414	1,463,626
Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class A5	3.765%		02/10/49	390	427,328
Commercial Mortgage Trust, Series 2006-C8, Class A1A	5.292%		12/10/46	6	6,211
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	50	50,201
Commercial Mortgage Trust, Series 2007-GG9, Class AM (original cost $51,033; purchased 02/19/16)(f)(g)	5.475%		03/10/39	50	50,412
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX (original cost $51,107; purchased 01/19/16)(f)(g)	5.475%		03/10/39	50	50,376
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	240	258,941
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	122,377
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	130	132,955
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	167,560
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	330	329,438
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	155,222
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	200	209,258
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	200	208,780
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	130	134,663
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	285	295,194
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(c)	07/15/40	163	168,174
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	50	50,995
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	16	15,880
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.158%	(c)	02/15/51	44	45,595

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,184,272)					5,168,137

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS — 1.0%

Auto Manufacturers
General Motors Financial Co., Inc., Gtd. Notes	3.700%	05/09/23	20	$20,341
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	15	15,454

				35,795

Banks — 0.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25	160	170,931
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	25	26,386
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	25	26,845
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	160	160,419
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	60	61,578
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	25	26,958
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	25	26,884
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	35	35,209
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	135	144,126

				679,336

Beverages
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	3.300%	02/01/23	15	15,833

Biotechnology
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	25	24,519

Diversified Financial Services
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	25	26,408

Healthcare-Services — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26	50	50,836
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	26,321
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.100%	03/15/26	15	15,672

				92,829

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	115	126,851
Comcast Corp., Gtd. Notes	2.350%	01/15/27	55	54,268
Comcast Corp., Gtd. Notes	3.150%	03/01/26	5	5,280

				186,399

Pharmaceuticals
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	25	26,132

Professional Services
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	15	16,229

Retail
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	23	25,038

Software — 0.1%
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	145	146,163

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	60	63,246
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	25	26,538
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	170	166,850

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/24	25	$26,667

				283,301

Water — 0.1%
Dominion Resources Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	15	14,920
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	35	34,344

				49,264

TOTAL CORPORATE BONDS (cost $1,578,954)				1,607,246

NON-CORPORATE FOREIGN AGENCIES — 0.3%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	250	267,492
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	205	205,154

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $473,472)				472,646

SOVEREIGN BONDS — 0.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS	1.125%	08/03/19	200	199,779
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	200	212,746

TOTAL SOVEREIGN BONDS (cost $412,737)				412,525

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
Federal Home Loan Banks, Bonds	1.125%	07/14/21	5,000	4,963,270
Federal Home Loan Banks, Bonds(hh)	1.375%	02/18/21	1,530	1,539,287
Federal Home Loan Mortgage Corp.(hh)	2.375%	01/13/22	530	558,110
Federal Home Loan Mortgage Corp., Notes	1.125%	08/12/21	5,000	4,954,920
Federal Home Loan Mortgage Corp., Notes(hh)	1.375%	05/01/20	1,000	1,010,853
Federal National Mortgage Assoc.	1.250%	08/17/21	5,000	4,986,460
Federal National Mortgage Assoc.(hh)	2.625%	09/06/24	520	556,674
Federal National Mortgage Assoc.	4.000%	TBA	1,000	1,072,734
Federal National Mortgage Assoc., Notes(hh)(k)	1.875%	12/28/20	1,000	1,028,078
Tunisia Government USAID Bonds, Gov’t. Gtd. Notes	1.416%	08/05/21	200	200,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,761,890)				20,871,317

U.S. TREASURY OBLIGATIONS — 70.5%
U. S. Treasury Notes	1.375%	09/30/23	275	273,958
U.S. Treasury Bonds	2.250%	08/15/46	290	284,744
U.S. Treasury Bonds	2.500%	02/15/46	40	41,344
U.S. Treasury Bonds(k)	2.500%	05/15/46	4,120	4,264,200
U.S. Treasury Bonds	2.750%	11/15/42	115	125,188
U.S. Treasury Bonds	3.000%	11/15/44	145	165,328
U.S. Treasury Bonds	3.000%	05/15/45	260	296,441
U.S. Treasury Bonds	4.250%	11/15/40	70	96,387
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/21	173	176,224
U.S. Treasury Notes	0.875%	09/15/19	185	184,988

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.375%	04/30/21	340	$343,559
U.S. Treasury Notes	1.375%	08/31/23	440	438,625
U.S. Treasury Notes	1.500%	08/15/26	680	673,386
U.S. Treasury Notes	1.625%	04/30/23	315	319,590
U.S. Treasury Notes(hh)	1.750%	03/31/22	615	630,879
U.S. Treasury Notes	2.000%	02/15/25	36,340	37,631,778
U.S. Treasury Notes	2.125%	12/31/22	5,345	5,593,040
U.S. Treasury Notes	2.125%	05/15/25	35,770	37,396,426
U.S. Treasury Notes(hh)	2.250%	11/15/25	29,500	31,140,938

TOTAL U.S. TREASURY OBLIGATIONS (cost $119,221,909)				120,077,023

TOTAL LONG-TERM INVESTMENTS (cost $153,145,713)				154,126,600

			Shares
SHORT-TERM INVESTMENT — 10.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $17,087,453)(w)			17,087,453	17,087,453

TOTAL INVESTMENTS — 100.5% (cost $170,233,166)				171,214,053
Liabilities in excess of other assets(z) — (0.5)%				(777,874)

NET ASSETS — 100.0%				$170,436,179

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $102,140. The aggregate value of $100,788 is approximately 0.06% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
39	2 Year U.S. Treasury Notes	Dec. 2016	$8,511,694	$8,520,281	$(8,587)
335	5 Year U.S. Treasury Notes	Dec. 2016	40,589,062	40,707,734	(118,672)
542	10 Year U.S. Treasury Notes	Dec. 2016	70,905,485	71,069,750	(164,265)
8	20 Year U.S. Treasury Bonds	Dec. 2016	1,334,237	1,345,250	(11,013)
20	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	3,698,092	3,677,500	20,592

					$(281,945)

A U.S. Treasury Obligation and a U.S. Government Agency Obligation with a combined market value of $1,343,423 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,840	09/09/17	0.539%	1 Day USOIS(2)	$304	$317	$13
2,420	12/31/20	1.678%	3 Month LIBOR(2)	1,128	(54,480)	(55,608)
310	06/15/21	1.105%	3 Month LIBOR(2)	151	824	673
2,000	12/31/22	1.903%	3 Month LIBOR(2)	1,098	(78,358)	(79,456)
650	08/03/23	— (3)	— (3)	(997)	783	1,780
255	08/19/23	0.898%	1 Day USOIS(2)	151	117	(34)
600	12/31/24	2.072%	3 Month LIBOR(2)	420	(33,222)	(33,642)
141,200	12/31/27	2.255%	3 Month LIBOR(1)	9,721,615	11,075,043	1,353,428

				$9,723,870	$10,911,024	$1,187,154

U.S. Treasury Obligations and U.S. Government Agency Obligations with a combined market value of $7,885,468 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1) The Portfolio pays the floating rate and receives the fixed rate.

(2) The Portfolio pays the fixed rate and receives the floating rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$250,122	$—
Non-Residential Mortgage-Backed Securities	—	5,267,584	—
Commercial Mortgage-Backed Securities	—	5,168,137	—
Corporate Bonds	—	1,607,246	—
Non-Corporate Foreign Agencies	—	472,646	—
Sovereign Bonds	—	412,525	—
U.S. Government Agency Obligations	—	20,871,317	—
U.S. Treasury Obligations	—	120,077,023	—
Affiliated Mutual Fund	17,087,453	—	—
Other Financial Instruments*
Futures Contracts	(281,945)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,187,154	—

Total	$16,805,508	$155,313,754	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$905,209

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 6.6%
General Dynamics Corp.	84,262	$13,074,092
Lockheed Martin Corp.	19,226	4,608,857
Raytheon Co.	103,517	14,091,769
Textron, Inc.	117,607	4,674,878
United Technologies Corp.	93,604	9,510,166

		45,959,762

Air Freight & Logistics — 0.7%
United Parcel Service, Inc. (Class B Stock)	45,412	4,966,256

Airlines — 1.6%
Delta Air Lines, Inc.	201,191	7,918,878
United Continental Holdings, Inc.*	56,121	2,944,669

		10,863,547

Banks — 9.9%
Bank of America Corp.	1,219,411	19,083,782
BB&T Corp.	132,520	4,998,654
Citigroup, Inc.	240,998	11,382,336
Fifth Third Bancorp	203,248	4,158,454
JPMorgan Chase & Co.	445,306	29,652,927

		69,276,153

Beverages — 0.5%
Coca-Cola European Partners PLC (United Kingdom)	93,118	3,715,408

Biotechnology — 1.8%
Gilead Sciences, Inc.	160,546	12,702,400

Chemicals — 3.6%
Dow Chemical Co. (The)(a)	231,579	12,002,740
LyondellBasell Industries NV (Class A Stock)	70,791	5,710,002
Methanex Corp. (Canada)	77,559	2,767,305
PPG Industries, Inc.	47,958	4,956,939

		25,436,986

Communications Equipment — 1.4%
Brocade Communications Systems, Inc.	220,000	2,030,600
Harris Corp.	87,555	8,020,914

		10,051,514

Construction & Engineering — 0.6%
Jacobs Engineering Group, Inc.*	76,320	3,947,270

Construction Materials — 0.8%
CRH PLC (Ireland), ADR	171,824	5,716,584

Consumer Finance — 4.4%
Ally Financial, Inc.*	403,679	7,859,630
Capital One Financial Corp.	66,421	4,771,020
Discover Financial Services	252,126	14,257,725
Navient Corp.	254,315	3,679,938

		30,568,313

Containers & Packaging — 1.2%
Sealed Air Corp.	82,934	3,800,036
WestRock Co.	88,695	4,299,934

		8,099,970

Diversified Financial Services — 3.6%
Berkshire Hathaway, Inc. (Class B Stock)*	172,223	24,881,057

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	206,133	10,714,793

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 2.6%
Flex Ltd.*	539,502	$7,348,017
TE Connectivity Ltd. (Switzerland)	171,470	11,039,239

		18,387,256

Equity Real Estate Investment Trusts (REITs) — 0.4%
Equity Residential(a)	39,202	2,521,865

Food & Staples Retailing — 1.4%
CVS Health Corp.	53,786	4,786,416
Walgreens Boots Alliance, Inc.	62,823	5,064,790

		9,851,206

Food Products — 0.8%
Tyson Foods, Inc. (Class A Stock)	74,160	5,537,527

Health Care Providers & Services — 5.9%
Cigna Corp.	60,028	7,822,850
Express Scripts Holding Co.*	113,632	8,014,466
Laboratory Corp. of America Holdings*	27,495	3,780,013
McKesson Corp.	79,030	13,178,252
UnitedHealth Group, Inc.	62,031	8,684,340

		41,479,921

Hotels, Restaurants & Leisure — 0.3%
Six Flags Entertainment Corp.(a)	44,948	2,409,662

Household Durables — 1.7%
D.R. Horton, Inc.	135,974	4,106,415
PulteGroup, Inc.	395,309	7,921,992

		12,028,407

Independent Power & Renewable Electricity Producers — 1.2%
AES Corp.	649,452	8,345,458

Industrial Conglomerates — 1.5%
Honeywell International, Inc.	45,176	5,267,070
Koninklijke Philips NV (Netherlands)	171,201	5,065,838

		10,332,908

Insurance — 4.5%
Allstate Corp. (The)	101,882	7,048,197
Aon PLC	49,700	5,590,753
Chubb Ltd.	84,786	10,653,361
MetLife, Inc.	186,021	8,264,913

		31,557,224

Internet Software & Services — 3.2%
Alphabet, Inc. (Class A Stock)*	15,927	12,806,264
eBay, Inc.*	293,130	9,643,977

		22,450,241

IT Services — 1.9%
Computer Sciences Corp.	182,542	9,530,518
Leidos Holdings, Inc.	93,422	4,043,304

		13,573,822

Media — 5.3%
CBS Corp. (Class B Non-Voting Stock)	110,358	6,040,997
Comcast Corp. (Class A Stock)	102,035	6,769,002
Interpublic Group of Cos., Inc. (The)	163,662	3,657,846
Liberty Global PLC (United Kingdom), (Series C)*	203,214	6,714,191
Liberty Global PLC LiLAC (United Kingdom), (Series C)*(a)	115,659	3,244,235
Omnicom Group, Inc.(a)	22,669	1,926,865

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner, Inc.	110,720	$8,814,419

		37,167,555

Metals & Mining — 1.6%
Barrick Gold Corp. (Canada)	205,447	3,640,521
Nucor Corp.	87,192	4,311,644
Steel Dynamics, Inc.	137,112	3,426,429

		11,378,594

Oil, Gas & Consumable Fuels — 12.4%
Canadian Natural Resources Ltd. (Canada)	258,210	8,273,048
Chevron Corp.	177,081	18,225,177
Diamondback Energy, Inc.*	94,032	9,077,849
Energen Corp.	66,225	3,822,507
EOG Resources, Inc.	64,286	6,217,099
EQT Corp.	64,771	4,703,670
Gulfport Energy Corp.*	111,234	3,142,360
Marathon Oil Corp.	415,615	6,570,873
Marathon Petroleum Corp.	92,753	3,764,844
Newfield Exploration Co.*	65,531	2,847,977
Occidental Petroleum Corp.	133,313	9,721,185
Phillips 66	133,855	10,782,020

		87,148,609

Pharmaceuticals — 8.2%
Johnson & Johnson	269,250	31,806,502
Merck & Co., Inc.	304,434	18,999,726
Sanofi (France), ADR	172,770	6,598,086

		57,404,314

Semiconductors & Semiconductor Equipment — 1.4%
Texas Instruments, Inc.	134,536	9,441,736

Software — 2.6%
Microsoft Corp.	138,454	7,974,950
Oracle Corp.	263,010	10,331,033

		18,305,983

Specialty Retail — 0.4%
Best Buy Co., Inc.	76,940	2,937,569

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	73,985	8,364,004
Hewlett Packard Enterprise Co.	377,609	8,590,605

		16,954,609

TOTAL LONG-TERM INVESTMENTS (cost $612,549,371)		686,114,479

	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $15,589,304)(w)	15,589,304	$15,589,304

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $17,193,786)(b)(w)	17,193,786	17,193,786

TOTAL SHORT-TERM INVESTMENTS (cost $32,783,090)		32,783,090

TOTAL INVESTMENTS — 102.6% (cost $645,332,461)		718,897,569
Liabilities in excess of other assets — (2.6)%		(18,380,588)

NET ASSETS — 100.0%		$700,516,981

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,786,889; cash collateral of $17,184,549 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$45,959,762	$—	$—
Air Freight & Logistics	4,966,256	—	—
Airlines	10,863,547	—	—
Banks	69,276,153	—	—
Beverages	3,715,408	—	—
Biotechnology	12,702,400	—	—
Chemicals	25,436,986	—	—
Communications Equipment	10,051,514	—	—
Construction & Engineering	3,947,270	—	—
Construction Materials	5,716,584	—	—
Consumer Finance	30,568,313	—	—
Containers & Packaging	8,099,970	—	—
Diversified Financial Services	24,881,057	—	—
Diversified Telecommunication Services	10,714,793	—	—
Electronic Equipment, Instruments & Components	18,387,256	—	—
Equity Real Estate Investment Trusts (REITs)	2,521,865	—	—
Food & Staples Retailing	9,851,206	—	—
Food Products	5,537,527	—	—
Health Care Providers & Services	41,479,921	—	—
Hotels, Restaurants & Leisure	2,409,662	—	—
Household Durables	12,028,407	—	—
Independent Power & Renewable Electricity Producers	8,345,458	—	—
Industrial Conglomerates	10,332,908	—	—
Insurance	31,557,224	—	—
Internet Software & Services	22,450,241	—	—
IT Services	13,573,822	—	—
Media	37,167,555	—	—
Metals & Mining	11,378,594	—	—
Oil, Gas & Consumable Fuels	87,148,609	—	—
Pharmaceuticals	57,404,314	—	—
Semiconductors & Semiconductor Equipment	9,441,736	—	—
Software	18,305,983	—	—
Specialty Retail	2,937,569	—	—
Technology Hardware, Storage & Peripherals	16,954,609	—	—
Affiliated Mutual Funds	32,783,090	—	—

Total	$718,897,569	$—	$—

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	30,254,987	$325,543,663
AST AQR Emerging Markets Equity Portfolio*	1,632,089	15,929,190
AST AQR Large-Cap Portfolio*	99,873,983	1,432,192,917
AST BlackRock Low Duration Bond Portfolio*	2,380,905	25,166,169
AST BlackRock/Loomis Sayles Bond Portfolio*	9,420,061	126,228,818
AST Boston Partners Large-Cap Value Portfolio*	14,858,214	271,756,725
AST ClearBridge Dividend Growth Portfolio*	43,426,861	622,741,187
AST Cohen & Steers Realty Portfolio*	919,009	10,274,521
AST Goldman Sachs Global Income Portfolio*	18,685,816	200,125,089
AST Goldman Sachs Large-Cap Value Portfolio*	10,344,879	275,380,679
AST Goldman Sachs Mid-Cap Growth Portfolio*	5,842,601	44,520,622
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	97,222,950
AST Goldman Sachs Strategic Income Portfolio*	7,889,230	75,499,935
AST Government Money Market Portfolio*	11,086,315	11,086,315
AST High Yield Portfolio*	15,905,412	146,488,848
AST Hotchkis & Wiley Large-Cap Value Portfolio*	12,040,152	272,107,438
AST International Growth Portfolio*	46,751,522	667,144,214
AST International Value Portfolio*	36,706,612	640,530,377
AST Jennison Large-Cap Growth Portfolio*	12,252,088	285,963,728
AST Loomis Sayles Large-Cap Growth Portfolio*	12,834,500	504,909,223
AST Lord Abbett Core Fixed Income Portfolio*	19,584,733	246,767,634
AST MFS Growth Portfolio*	20,657,552	382,164,707
AST MFS Large-Cap Value Portfolio*	28,608,166	470,318,251
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	862,311	24,481,023
AST Parametric Emerging Markets Equity Portfolio*	1,851,615	15,183,239
AST Prudential Core Bond Portfolio*	57,207,130	686,485,563
AST QMA Emerging Markets Equity Portfolio*	1,034,411	9,382,105
AST QMA International Core Equity Portfolio*	31,375,773	326,308,035
AST QMA Large-Cap Portfolio*	97,775,038	1,440,226,316
AST Small-Cap Growth Opportunities Portfolio*	8,536,388	127,277,551
AST Small-Cap Growth Portfolio*	3,919,925	135,825,415
AST Small-Cap Value Portfolio*	8,242,406	192,130,487
AST T. Rowe Price Large-Cap Growth Portfolio*	9,124,233	225,368,562
AST Templeton Global Bond Portfolio*	79,450	807,208
AST Value Equity Portfolio*	5,582,364	70,058,667
AST WEDGE Capital Mid-Cap Value Portfolio*	1,210,387	25,151,845
AST Wellington Management Global Bond Portfolio*	36,589,899	390,780,124
AST Western Asset Core Plus Bond Portfolio*	37,592,144	463,887,057

		Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*		3,225,448	$35,189,642

TOTAL LONG-TERM INVESTMENTS (cost $9,604,091,371)(w)			11,318,606,039

SHORT-TERM INVESTMENTS — 11.5%
AFFILIATED MUTUAL FUND — 11.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund
(cost $1,419,078,596)(w)		1,419,078,596	1,419,078,596

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills (cost $52,464,869)
0.330%	12/15/16	52,500	52,480,312

TOTAL SHORT-TERM INVESTMENTS (cost $1,471,543,465)			1,471,558,908

TOTAL INVESTMENTS — 99.4% (cost $11,075,634,836)			12,790,164,947
Other assets in excess of liabilities(z) — 0.6%			82,289,187

NET ASSETS — 100.0%			$12,872,454,134

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
1,070	2 Year U.S. Treasury Notes	Dec. 2016	$ 233,358,561	$ 233,761,563	$403,002
587	Mini MSCI EAFE Index	Dec. 2016	49,832,080	50,091,645	259,565
1,779	10 Year U.S. Treasury Notes	Dec. 2016	232,020,298	233,271,375	1,251,077
233	CAC40 10 Euro	Oct. 2016	11,579,460	11,630,500	51,040
34	DAX Index	Dec. 2016	9,933,806	10,037,885	104,079
2,373	Euro STOXX 50 Index	Dec. 2016	79,678,462	79,811,748	133,286
361	FTSE 100 Index	Dec. 2016	31,143,924	32,086,757	942,833
573	Russell 2000 Mini Index	Dec. 2016	70,599,330	71,527,590	928,260
3,345	S&P 500 E-Mini Index	Dec. 2016	359,913,637	361,326,900	1,413,263
626	S&P 500 Index	Dec. 2016	331,155,145	338,102,600	6,947,455
255	TOPIX Index	Dec. 2016	33,646,270	33,269,070	(377,200)

					$12,056,660

A U.S. Treasury Obligation with a market value of $52,480,313 and cash of $527,476 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,737,684,635	$—	$—
U.S. Treasury Obligation	—	52,480,312	—
Other Financial Instruments*
Futures Contracts	12,056,660	—	—

Total	$12,749,741,295	$52,480,312	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$10,402,581
Interest rate contracts	1,654,079

Total	$12,056,660

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS
Aerospace & Defense — 1.6%
Raytheon Co.	172,650	$23,502,845

Air Freight & Logistics — 2.2%
C.H. Robinson Worldwide, Inc.(a)	106,830	7,527,242
United Parcel Service, Inc. (Class B Stock)(a)	222,330	24,314,009

		31,841,251

Auto Components — 0.5%
Johnson Controls International PLC	146,247	6,804,873

Banks — 4.1%
JPMorgan Chase & Co.	500,000	33,295,000
Wells Fargo & Co.	600,000	26,568,000

		59,863,000

Beverages — 3.8%
Anheuser-Busch InBev NV (Belgium), ADR	100,000	13,141,000
Coca-Cola Co. (The)	600,000	25,392,000
PepsiCo, Inc.	150,000	16,315,500

		54,848,500

Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	711,280	28,365,846
Blackstone Group LP (The)	957,200	24,437,316

		52,803,162

Chemicals — 4.5%
E.I. du Pont de Nemours & Co.	194,070	12,996,868
Ecolab, Inc.	178,850	21,769,622
PPG Industries, Inc.	300,000	31,008,000

		65,774,490

Commercial Services & Supplies — 2.0%
Waste Management, Inc.	456,540	29,108,990

Consumer Finance — 0.8%
Synchrony Financial	400,000	11,200,000

Containers & Packaging — 1.8%
International Paper Co.	547,330	26,260,893

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	28,894,000

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	550,630	28,621,747

Electric Utilities — 2.9%
Brookfield Infrastructure Partners LP (Canada)(a)	883,455	30,602,881
NextEra Energy, Inc.	97,310	11,902,959

		42,505,840

Energy Equipment & Services — 1.8%
Schlumberger Ltd.	341,430	26,850,055

Equity Real Estate Investment Trusts (REITs) — 5.5%
American Tower Corp.	359,680	40,762,534
Healthcare Trust of America, Inc. (Class A Stock)	580,610	18,939,498
Weyerhaeuser Co.	650,000	20,761,000

		80,463,032

Food & Staples Retailing — 5.2%
Costco Wholesale Corp.	128,830	19,647,863
CVS Health Corp.	297,290	26,455,837

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Sysco Corp.(a)	160,000	$7,841,600
Wal-Mart Stores, Inc.	310,900	22,422,108

		76,367,408

Food Products — 2.5%
Mondelez International, Inc. (Class A Stock)	167,780	7,365,542
Nestle SA (Switzerland), ADR(a)	369,100	29,166,282

		36,531,824

Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	102,790	14,390,600

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	144,160	16,630,298

Household Products — 3.6%
Kimberly-Clark Corp.	273,430	34,490,460
Procter & Gamble Co. (The)	206,210	18,507,348

		52,997,808

Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Partners LP (Canada), MLP, (NYSE)	47,160	1,450,642
Brookfield Renewable Partners LP (Canada), MLP, (TSX)	241,760	7,428,138

		8,878,780

Industrial Conglomerates — 4.5%
3M Co.	180,070	31,733,736
General Electric Co.	1,131,280	33,508,514

		65,242,250

Insurance — 3.5%
MetLife, Inc.	500,000	22,215,000
Travelers Cos., Inc. (The)	247,190	28,315,615

		50,530,615

IT Services — 1.6%
Automatic Data Processing, Inc.	269,040	23,729,328

Machinery — 0.5%
Pentair PLC (United Kingdom)(a)	125,000	8,030,000

Media — 6.3%
Comcast Corp. (Class A Stock)	512,560	34,003,230
Time Warner, Inc.	382,700	30,466,747
Walt Disney Co. (The)	302,600	28,099,436

		92,569,413

Multi-Utilities — 1.7%
WEC Energy Group, Inc.(a)	418,750	25,074,750

Oil, Gas & Consumable Fuels — 4.2%
Exxon Mobil Corp.	341,250	29,784,300
Spectra Energy Corp.(a)	741,400	31,694,850

		61,479,150

Pharmaceuticals — 8.3%
AstraZeneca PLC (United Kingdom), ADR(a)	460,000	15,115,600
Johnson & Johnson	270,470	31,950,621
Merck & Co., Inc.	546,620	34,114,554
Pfizer, Inc.	600,000	20,322,000
Zoetis, Inc.	366,220	19,047,102

		120,549,877

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 1.5%
Union Pacific Corp.	230,380	$22,468,961

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	559,070	21,104,894
Texas Instruments, Inc.	170,000	11,930,600

		33,035,494

Software — 2.9%
Microsoft Corp.	734,980	42,334,848

Specialty Retail — 3.2%
Home Depot, Inc. (The)	282,320	36,328,938
Tiffany & Co.(a)	138,180	10,036,013

		46,364,951

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	225,020	25,438,511

TOTAL LONG-TERM INVESTMENTS (cost $1,169,539,722)		1,391,987,544

SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MUTUAL FUND — 6.6%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $96,957,177)(b)(w)	96,957,177	96,957,177

	Shares	Value
UNAFFILIATED FUND — 4.5%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $65,260,748)	65,260,748	$65,260,748

TOTAL SHORT-TERM INVESTMENTS (cost $162,217,925)		162,217,925

TOTAL INVESTMENTS — 106.4% (cost $1,331,757,647)		1,554,205,469
Liabilities in excess of other assets — (6.4)%		(93,217,378)

NET ASSETS — 100.0%		$1,460,988,091

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,812,636; cash collateral of $96,918,116 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,502,845	$ —	$ —
Air Freight & Logistics	31,841,251	—	—
Auto Components	6,804,873	—	—
Banks	59,863,000	—	—
Beverages	54,848,500	—	—
Capital Markets	52,803,162	—	—
Chemicals	65,774,490	—	—
Commercial Services & Supplies	29,108,990	—	—
Consumer Finance	11,200,000	—	—
Containers & Packaging	26,260,893	—	—
Diversified Financial Services	28,894,000	—	—
Diversified Telecommunication Services	28,621,747	—	—
Electric Utilities	42,505,840	—	—
Energy Equipment & Services	26,850,055	—	—
Equity Real Estate Investment Trusts (REITs)	80,463,032	—	—
Food & Staples Retailing	76,367,408	—	—
Food Products	36,531,824	—	—
Health Care Providers & Services	14,390,600	—	—
Hotels, Restaurants & Leisure	16,630,298	—	—
Household Products	52,997,808	—	—

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Independent Power & Renewable Electricity Producers	$ 8,878,780	$ —	$ —
Industrial Conglomerates	65,242,250	—	—
Insurance	50,530,615	—	—
IT Services	23,729,328	—	—
Machinery	8,030,000	—	—
Media	92,569,413	—	—
Multi-Utilities	25,074,750	—	—
Oil, Gas & Consumable Fuels	61,479,150	—	—
Pharmaceuticals	120,549,877	—	—
Road & Rail	22,468,961	—	—
Semiconductors & Semiconductor Equipment	33,035,494	—	—
Software	42,334,848	—	—
Specialty Retail	46,364,951	—	—
Technology Hardware, Storage & Peripherals	25,438,511	—	—
Affiliated Mutual Fund	96,957,177	—	—
Unaffiliated Fund	65,260,748	—	—

Total	$ 1,554,205,469	$ —	$ —

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS
Diversified REITs — 1.1%
Empire State Realty Trust, Inc. (Class A Stock)	391,105	$8,193,650

Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc.*	344,925	6,018,941

Health Care REITs — 8.8%
HCP, Inc.(a)	1,029,492	39,069,221
Healthcare Trust of America, Inc. (Class A Stock)	475,165	15,499,882
Physicians Realty Trust	284,449	6,127,032
Ventas, Inc.(a)	106,745	7,539,399

		68,235,534

Hotel & Resort REITs — 0.7%
Pebblebrook Hotel Trust(a)	203,594	5,415,600

Hotels, Restaurants & Leisure — 3.2%
Extended Stay America, Inc., UTS(a)	265,244	3,766,465
Hilton Worldwide Holdings, Inc.(a)	749,294	17,181,311
La Quinta Holdings, Inc.*	345,444	3,862,064

		24,809,840

Industrial REITs — 7.1%
Prologis, Inc.	1,025,824	54,922,617

Office REITs — 15.3%
Alexandria Real Estate Equities, Inc.(a)	215,005	23,386,094
Douglas Emmett, Inc.	429,243	15,723,171
Equity Commonwealth*	267,587	8,086,479
Hudson Pacific Properties, Inc.	416,412	13,687,462
Kilroy Realty Corp.(a)	300,370	20,830,660
SL Green Realty Corp.(a)	206,629	22,336,595
Vornado Realty Trust	136,633	13,828,626

		117,879,087

Residential REITs — 26.2%
American Campus Communities, Inc.	335,835	17,083,926
American Homes 4 Rent (Class A Stock)	568,976	12,312,641
Apartment Investment & Management Co. (Class A Stock)(a)	720,097	33,059,653
AvalonBay Communities, Inc.	53,759	9,560,501
Camden Property Trust(a)	159,308	13,340,452
Education Realty Trust, Inc.	312,501	13,481,293
Equity Residential	144,453	9,292,662
Essex Property Trust, Inc.(a)	119,063	26,515,330
Sun Communities, Inc.	226,195	17,751,784
UDR, Inc.(a)	1,364,557	49,110,406

		201,508,648

Retail REITs — 21.7%
Brixmor Property Group, Inc.	1,125,310	31,272,365
DDR Corp.	937,787	16,345,627
General Growth Properties, Inc.(a)	453,283	12,510,611
Retail Properties of America, Inc. (Class A Stock)	592,898	9,960,686
Simon Property Group, Inc.	440,288	91,144,019
Tanger Factory Outlet Centers, Inc.(a)	147,051	5,729,107

		166,962,415

Specialized REITs — 12.7%
American Tower Corp.	77,203	8,749,416
CubeSmart	547,470	14,924,032
Digital Realty Trust, Inc.(a)	297,673	28,910,002

	Shares	Value
COMMON STOCKS (Continued)
Specialized REITs (cont’d.)
DuPont Fabros Technology, Inc.	349,737	$14,426,651
Equinix, Inc.	21,387	7,704,667
Extra Space Storage, Inc.	172,819	13,723,557
QTS Realty Trust, Inc. (Class A Stock)	183,357	9,690,417

		98,128,742

TOTAL LONG-TERM INVESTMENTS (cost $677,690,811)		752,075,074

SHORT-TERM INVESTMENT — 21.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,154,293)(w)	14,154,293	14,154,293
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $152,832,321)(b)(w)	152,832,321	152,832,321

TOTAL SHORT-TERM INVESTMENTS (cost $166,986,614)		166,986,614

TOTAL INVESTMENTS — 119.3% (cost $844,677,425)		919,061,688
Liabilities in excess of other assets — (19.3)%		(148,876,212)

NET ASSETS — 100.0%		$770,185,476

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,420,258; cash collateral of $152,766,580 (including in liabilities) was received with which the portfolio purchased highly liquid short-term investments. In addition, as of September 30, 2016, $18,375 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$ 8,193,650	$ —	$ —
Health Care Providers & Services	6,018,941	—	—
Health Care REITs	68,235,534	—	—
Hotel & Resort REITs	5,415,600	—	—
Hotels, Restaurants & Leisure	24,809,840	—	—
Industrial REITs	54,922,617	—	—
Office REITs	117,879,087	—	—
Residential REITs	201,508,648	—	—
Retail REITs	166,962,415	—	—
Specialized REITs	98,128,742	—	—
Affiliated Mutual Funds	166,986,614	—	—

Total	$919,061,688	$ —	$ —

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.0%
EXCHANGE TRADED FUNDS — 33.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	17,187	$1,499,738
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,609	937,277
iShares JP Morgan USD Emerging Markets Bond ETF	6,390	748,972
iShares MSCI Canada ETF	5,368	137,904
iShares U.S. Real Estate ETF(a)	10,788	869,944

TOTAL EXCHANGE TRADED FUNDS (cost $4,174,288)		4,193,835

AFFILIATED MUTUAL FUND — 9.0%
Columbia Commodity Strategy Fund (Class Z Stock)* (cost $1,105,251)	205,855	1,121,908

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 20.6%
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	08/15/46	EUR	50	88,343
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	60	73,429
Canadian Government Bond (Canada),
Bonds
1.500%	06/01/26	CAD	87	69,333
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	15	19,099
France Government Bond OAT (France),
Bonds
0.250%	07/25/24	EUR	295	373,882
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
2.550%	09/15/41	EUR	45	73,952
3.100%	09/15/26	EUR	5	7,535
Bonds, TIPS
2.100%	09/15/21	EUR	15	20,498
2.350%	09/15/19	EUR	15	20,298
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	09/20/44	JPY	27,500	360,935
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	1,300	69,074
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	65	51,381
4.500%	04/15/27	NZD	150	131,750
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	250	63,057
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	85	12,225

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
United Kingdom Gilt (United Kingdom),
Unsec’d. Notes
3.500%	01/22/45	GBP	75	$141,856
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/44	GBP	135	314,573
0.750%	03/22/34	GBP	300	676,631

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,539,084)				2,567,851

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal National Mortgage Assoc.(t)
2.500%	TBA		140	145,006
3.500%	TBA		140	147,722
4.000%	TBA		140	150,358
5.000%	TBA		140	155,501
Government National Mortgage Assoc.(t)
3.500%	TBA		195	207,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $803,234)				805,698

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds
2.500%	02/15/45		110	113,678
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24		65	66,842
0.750%	02/15/42-02/15/45		350	375,942

TOTAL U.S. TREASURY OBLIGATIONS (cost $556,308)				556,462

TOTAL LONG-TERM INVESTMENTS (cost $9,178,165)				9,245,754

	Shares
SHORT-TERM INVESTMENT — 35.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $790,445)(w)	790,445	790,445
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,654,386)(b)(w)	3,654,386	3,654,386

TOTAL SHORT-TERM INVESTMENTS (cost $4,444,831)		4,444,831

TOTAL INVESTMENTS — 109.6% (cost $13,622,996)		13,690,585
Liabilities in excess of other assets(z) — (9.6)%		(1,198,962)

NET ASSETS — 100.0%		$12,491,623

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,576,246 ; cash collateral of $3,652,850 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(t)	All or partial principal amount represents “TBA” mortgage
dollar rolls. The aggregate mortgage dollar roll principal amount of $755,000 is approximately 6.0% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
1	3 Year Australian Treasury Bonds	Dec. 2016	$ 237,638	$ 237,590	$(48)
1	5 Year Euro-Bobl	Dec. 2016	147,755	148,384	629
12	5 Year U.S. Treasury Notes	Dec. 2016	1,456,422	1,458,188	1,766
5	10 Year U.S. Treasury Notes	Dec. 2016	655,609	655,625	16
3	20 Year U.S. Treasury Bonds	Dec. 2016	507,276	504,469	(2,807)
5	Euro-BTP Italian Government Bond	Dec. 2016	806,767	803,705	(3,062)
3	Euro-OAT	Dec. 2016	540,050	539,615	(435)
14	Mini MSCI EAFE Index	Dec. 2016	1,205,612	1,194,690	(10,922)
16	Mini MSCI Emerging Markets Index	Dec. 2016	741,399	730,000	(11,399)
2	Russell 2000 Mini Index	Dec. 2016	250,179	249,660	(519)
19	S&P 500 E-Mini Index	Dec. 2016	2,030,625	2,052,380	21,755
2	TOPIX Index	Dec. 2016	261,579	260,934	(645)

					(5,671)

Short Positions:
1	10 Year U.K. Gilt	Dec. 2016	169,338	168,823	515
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	185,938	183,875	2,063
4	Euro STOXX 50 Index	Dec. 2016	136,420	134,533	1,887
1	Euro-OAT	Dec. 2016	178,580	179,872	(1,292)

					3,173

					$(2,498)

Cash of $287,781 has been segregated with JPMorgan Chase to cover requirement for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/16	Citigroup Global Markets	AUD	42	$ 32,184	$ 32,134	$ (50)
Expiring 10/13/16	Citigroup Global Markets	AUD	32	24,162	24,483	321
Expiring 10/13/16	Citigroup Global Markets	AUD	17	12,836	13,007	171
British Pound,
Expiring 10/13/16	Standard Chartered PLC	GBP	180	233,572	233,371	(201)
Expiring 10/13/16	Standard Chartered PLC	GBP	95	124,364	123,167	(1,197)
Canadian Dollar,
Expiring 10/13/16	Citigroup Global Markets	CAD	60	45,795	45,738	(57)
Expiring 10/13/16	Citigroup Global Markets	CAD	57	43,443	43,451	8
Danish Krone,
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	55	8,302	8,304	2
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	32	4,825	4,832	7
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	32	4,825	4,832	7
Euro,
Expiring 10/13/16	Barclays Capital Group	EUR	251	282,020	282,138	118
Expiring 10/13/16	Barclays Capital Group	EUR	202	226,604	227,059	455
Expiring 10/13/16	Barclays Capital Group	EUR	63	70,400	70,815	415

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 10/13/16	Standard Chartered PLC	HKD	70	$ 9,026	$ 9,025	$ (1)
Japanese Yen,
Expiring 10/13/16	Citigroup Global Markets	JPY	14,700	145,071	145,044	(27)
Expiring 10/13/16	Citigroup Global Markets	JPY	6,774	65,702	66,838	1,136
Expiring 10/13/16	Citigroup Global Markets	JPY	4,900	47,526	48,348	822
New Zealand Dollar,
Expiring 10/13/16	Credit Suisse First Boston Corp.	NZD	14	10,164	10,189	25
Expiring 10/13/16	Credit Suisse First Boston Corp.	NZD	7	5,099	5,094	(5)
Norwegian Krone,
Expiring 10/13/16	Barclays Capital Group	NOK	30	3,607	3,753	146
Singapore Dollar,
Expiring 10/13/16	Citigroup Global Markets	SGD	6	4,402	4,400	(2)
Swedish Krona,
Expiring 10/13/16	Citigroup Global Markets	SEK	125	14,585	14,581	(4)
Expiring 10/13/16	Citigroup Global Markets	SEK	9	1,055	1,050	(5)
Swiss Franc,
Expiring 10/13/16	Credit Suisse First Boston Corp.	CHF	25	25,745	25,754	9

				$1,445,314	$1,447,407	2,093

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/16	Citigroup Global Markets	AUD	82	$ 61,916	$ 62,740	$ (824)
Expiring 10/13/16	Citigroup Global Markets	AUD	42	31,713	32,135	(422)
Expiring 10/13/16	Citigroup Global Markets	AUD	33	25,134	25,095	39
Expiring 10/13/16	Citigroup Global Markets	AUD	27	20,685	20,658	27
Expiring 10/13/16	Citigroup Global Markets	AUD	18	13,790	13,772	18
Expiring 10/13/16	Citigroup Global Markets	AUD	5	3,741	3,825	(84)
British Pound,
Expiring 10/13/16	Standard Chartered PLC	GBP	629	835,701	815,501	20,200
Expiring 10/13/16	Standard Chartered PLC	GBP	245	317,820	317,643	177
Expiring 10/13/16	Standard Chartered PLC	GBP	180	239,151	233,370	5,781
Expiring 10/13/16	Standard Chartered PLC	GBP	133	176,706	172,435	4,271
Expiring 10/13/16	Standard Chartered PLC	GBP	104	134,911	134,836	75
Expiring 10/13/16	Standard Chartered PLC	GBP	52	66,957	66,899	58
Expiring 10/13/16	Standard Chartered PLC	GBP	7	9,300	9,075	225
Canadian Dollar,
Expiring 10/13/16	Citigroup Global Markets	CAD	124	94,643	94,525	118
Expiring 10/13/16	Citigroup Global Markets	CAD	76	58,007	57,935	72
Expiring 10/13/16	Citigroup Global Markets	CAD	74	56,403	56,411	(8)
Expiring 10/13/16	Citigroup Global Markets	CAD	57	43,505	43,451	54
Expiring 10/13/16	Citigroup Global Markets	CAD	50	38,110	38,115	(5)
Expiring 10/13/16	Citigroup Global Markets	CAD	50	37,803	37,810	(7)
Expiring 10/13/16	Citigroup Global Markets	CAD	10	7,568	7,623	(55)
Danish Krone,
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	118	17,791	17,816	(25)
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	55	8,292	8,303	(11)
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	47	7,125	7,127	(2)
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	32	4,827	4,831	(4)
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	27	4,073	4,076	(3)
Expiring 10/13/16	Credit Suisse First Boston Corp.	DKK	5	750	755	(5)
Euro,
Expiring 10/13/16	Barclays Capital Group	EUR	415	465,548	466,482	(934)
Expiring 10/13/16	Barclays Capital Group	EUR	287	322,605	322,603	2
Expiring 10/13/16	Barclays Capital Group	EUR	251	281,572	282,137	(565)

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/13/16	Barclays Capital Group	EUR	240	$ 269,232	$ 269,772	$ (540)
Expiring 10/13/16	Barclays Capital Group	EUR	180	202,331	202,330	1
Expiring 10/13/16	Barclays Capital Group	EUR	91	102,237	102,280	(43)
Hong Kong Dollar,
Expiring 10/13/16	Standard Chartered PLC	HKD	203	26,178	26,175	3
Expiring 10/13/16	Standard Chartered PLC	HKD	81	10,471	10,470	1
Expiring 10/13/16	Standard Chartered PLC	HKD	70	9,027	9,026	1
Japanese Yen,
Expiring 10/13/16	Citigroup Global Markets	JPY	43,500	429,108	429,210	(102)
Expiring 10/13/16	Citigroup Global Markets	JPY	20,800	201,743	205,232	(3,489)
Expiring 10/13/16	Citigroup Global Markets	JPY	14,700	142,578	145,044	(2,466)
Expiring 10/13/16	Citigroup Global Markets	JPY	7,790	76,878	76,864	14
Expiring 10/13/16	Citigroup Global Markets	JPY	4,150	40,938	40,948	(10)
Expiring 10/13/16	Citigroup Global Markets	JPY	750	7,345	7,400	(55)
Mexican Peso,
Expiring 10/13/16	Standard Chartered PLC	MXN	600	30,937	30,895	42
Expiring 10/13/16	Standard Chartered PLC	MXN	181	9,601	9,320	281
New Zealand Dollar,
Expiring 10/13/16	Credit Suisse First Boston Corp.	NZD	100	72,849	72,775	74
Expiring 10/13/16	Credit Suisse First Boston Corp.	NZD	92	66,663	66,717	(54)
Expiring 10/13/16	Credit Suisse First Boston Corp.	NZD	73	53,082	53,125	(43)
Norwegian Krone,
Expiring 10/13/16	Barclays Capital Group	NOK	37	4,449	4,628	(179)
Expiring 10/13/16	Barclays Capital Group	NOK	30	3,757	3,753	4
Expiring 10/13/16	Barclays Capital Group	NOK	15	1,850	1,851	(1)
Polish Zloty,
Expiring 10/13/16	Hong Kong & Shanghai Bank	PLN	160	41,821	41,829	(8)
Expiring 10/13/16	Hong Kong & Shanghai Bank	PLN	82	21,072	21,438	(366)
Singapore Dollar,
Expiring 10/13/16	Citigroup Global Markets	SGD	15	11,039	11,001	38
Expiring 10/13/16	Citigroup Global Markets	SGD	6	4,416	4,401	15
Expiring 10/13/16	Citigroup Global Markets	SGD	6	4,402	4,400	2
Swedish Krona,
Expiring 10/13/16	Citigroup Global Markets	SEK	212	24,845	24,728	117
Expiring 10/13/16	Citigroup Global Markets	SEK	125	14,649	14,580	69
Expiring 10/13/16	Citigroup Global Markets	SEK	115	13,424	13,415	9
Expiring 10/13/16	Citigroup Global Markets	SEK	85	9,894	9,891	3
Expiring 10/13/16	Citigroup Global Markets	SEK	1	117	117	—
Swiss Franc,
Expiring 10/13/16	Credit Suisse First Boston Corp.	CHF	79	80,813	81,383	(570)
Expiring 10/13/16	Credit Suisse First Boston Corp.	CHF	32	32,542	32,553	(11)
Expiring 10/13/16	Credit Suisse First Boston Corp.	CHF	25	25,574	25,754	(180)

				$5,432,009	$5,411,289	20,720

						$22,813

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$4,193,835	$ —	$ —
Foreign Government Bonds	—	2,567,851	—
U.S. Government Agency Obligations	—	805,698	—
U.S. Treasury Obligations	—	556,462	—
Affiliated Mutual Funds	5,566,739	—	—
Other Financial Instruments*
Futures Contracts	(2,498)	—	—
OTC Forward Foreign Currency Contracts	—	22,813	—

Total	$9,758,076	$3,952,824	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$ 157
Foreign exchange contracts	22,813
Interest rate contracts	(2,655)
Total	$20,315

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	5,144,476	$55,354,563
AST AQR Emerging Markets Equity Portfolio*	17,348	169,313
AST AQR Large-Cap Portfolio*	975,560	13,989,529
AST BlackRock Low Duration Bond Portfolio*	402,025	4,249,407
AST BlackRock/Loomis Sayles Bond Portfolio*	1,603,158	21,482,316
AST Boston Partners Large-Cap Value Portfolio*	143,089	2,617,092
AST ClearBridge Dividend Growth Portfolio*	406,417	5,828,013
AST Cohen & Steers Realty Portfolio*	5,377	60,117
AST Goldman Sachs Global Income Portfolio*	3,176,029	34,015,271
AST Goldman Sachs Large-Cap Value Portfolio*	99,641	2,652,433
AST Goldman Sachs Mid-Cap Growth Portfolio*	55,206	420,668
AST Goldman Sachs Strategic Income Portfolio*	1,341,775	12,840,786
AST Government Money Market Portfolio*	9,400,120	9,400,120
AST High Yield Portfolio*	2,755,583	25,378,920
AST Hotchkis & Wiley Large-Cap Value Portfolio*	116,062	2,623,000
AST International Growth Portfolio*	460,907	6,577,141
AST International Value Portfolio*	363,275	6,339,149
AST Jennison Large-Cap Growth Portfolio*	121,466	2,835,016
AST Loomis Sayles Large-Cap Growth Portfolio*	122,381	4,814,452
AST Lord Abbett Core Fixed Income Portfolio*	3,332,961	41,995,314
AST MFS Growth Portfolio*	198,865	3,678,998
AST MFS Large-Cap Value Portfolio*	275,386	4,527,339
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	7,993	226,935
AST Parametric Emerging Markets Equity Portfolio*	17,756	145,596
AST Prudential Core Bond Portfolio*	9,733,856	116,806,267
AST QMA Emerging Markets Equity Portfolio*	11,356	102,997
AST QMA International Core Equity Portfolio*	310,023	3,224,240
AST QMA Large-Cap Portfolio*	961,315	14,160,165
AST Small-Cap Growth Opportunities Portfolio*	86,491	1,289,583
AST Small-Cap Growth Portfolio*	38,651	1,339,247
AST Small-Cap Value Portfolio*	118,516	2,762,600
AST T. Rowe Price Large-Cap Growth Portfolio*	92,387	2,281,966
AST Value Equity Portfolio*	53,836	675,645
AST Wedge Capital Mid-Cap Value Portfolio*	10,914	226,800
AST Wellington Management Global Bond Portfolio*	6,226,441	66,498,395
AST Western Asset Core Plus Bond Portfolio*	6,397,180	78,941,199
AST Western Asset Emerging Markets Debt Portfolio*	605,367	6,604,552

		Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $526,633,082)(w)			$557,135,144

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUND — 4.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $25,313,735)(w)		25,313,735	25,313,735

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
0.330%	12/15/16	300	299,888

(cost $299,799)
TOTAL SHORT-TERM INVESTMENTS (cost $25,613,534)			25,613,623

TOTAL INVESTMENTS — 100.0% (cost $552,246,616)			582,748,767
Liabilities in excess of other assets(z) — 0.0%			(248,248)

NET ASSETS — 100.0%			$582,500,519

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
42	2 Year U.S. Treasury Notes	Dec. 2016	$ 9,159,869	$ 9,175,688	$ 15,819
72	10 Year U.S. Treasury Notes	Dec. 2016	9,390,366	9,441,000	50,634
7	Mini MSCI EAFE Index	Dec. 2016	594,250	597,345	3,095
2	Russell 2000 Mini Index	Dec. 2016	246,420	249,660	3,240
23	S&P 500 E-Mini Index	Dec. 2016	2,474,743	2,484,460	9,717

					$ 82,505

A U.S. Treasury Obligation with a market value of $299,888 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$ 582,448,879	$ —	$ —
U.S. Treasury Obligation	—	299,888	—
Other Financial Instruments*
Futures Contracts	82,505	—	—

Total	$ 582,531,384	$299,888	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$16,052
Interest rate contracts	66,453
Total	$82,505

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 34.6%
Aerospace & Defense — 0.7%
Boeing Co. (The)	338	$44,528

Airlines — 0.7%
Alaska Air Group, Inc.	640	42,150

Auto Components — 0.7%
Lear Corp.	390	47,276

Banks — 1.8%
Bank of America Corp.	1,730	27,075
JPMorgan Chase & Co.	650	43,283
SunTrust Banks, Inc.	1,060	46,428

		116,786

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	480	43,829

Biotechnology — 1.4%
AbbVie, Inc.	720	45,410
Amgen, Inc.	270	45,039

		90,449

Building Products — 0.5%
Owens Corning	650	34,704

Capital Markets — 1.3%
Ameriprise Financial, Inc.	430	42,901
Nasdaq, Inc.	600	40,524

		83,425

Chemicals — 0.5%
Albemarle Corp.	380	32,486

Communications Equipment — 0.8%
Cisco Systems, Inc.	1,522	48,278

Consumer Finance — 0.6%
Discover Financial Services	700	39,585

Containers & Packaging — 0.5%
Packaging Corp. of America	400	32,504

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	700	28,427
Verizon Communications, Inc.	550	28,589

		57,016

Electric Utilities — 0.6%
Exelon Corp.	1,080	35,953

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	967	44,221

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	515	40,500

Equity Real Estate Investment Trusts (REITs) — 1.1%
Omega Healthcare Investors, Inc.	850	30,133
Prologis, Inc.	700	37,478

		67,611

Food & Staples Retailing — 0.7%
Sysco Corp.	880	43,129

Food Products — 0.7%
Ingredion, Inc.	340	45,240

Health Care Equipment & Supplies — 1.5%
STERIS PLC	630	46,053
Stryker Corp.	400	46,564

		92,617

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	330	$46,200

Hotels, Restaurants & Leisure — 0.8%
Royal Caribbean Cruises Ltd.	680	50,966

Household Durables — 1.4%
D.R. Horton, Inc.	1,520	45,904
Newell Brands, Inc.	850	44,761

		90,665

Household Products — 0.7%
Kimberly-Clark Corp.	340	42,888

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	370	43,138

Insurance — 0.6%
Chubb Ltd.	320	40,208

Internet Software & Services — 1.4%
Alphabet, Inc. (Class A Stock)*	57	45,831
Facebook, Inc. (Class A Stock)*	350	44,895

		90,726

IT Services — 0.7%
Broadridge Financial Solutions, Inc.	672	45,555

Machinery — 0.8%
Stanley Black & Decker, Inc.	400	49,192

Media — 0.7%
Comcast Corp. (Class A Stock)	680	45,111

Multi-Utilities — 0.6%
CMS Energy Corp.	840	35,288

Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp.	380	39,110
Exxon Mobil Corp.	430	37,530
Spectra Energy Corp.	1,000	42,750

		119,390

Pharmaceuticals — 1.4%
Johnson & Johnson	390	46,071
Pfizer, Inc.	1,360	46,063

		92,134

Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Ltd. (Singapore)	250	43,130
Lam Research Corp.(a)	530	50,196

		93,326

Software — 1.5%
Activision Blizzard, Inc.	1,000	44,300
Dell Technologies, Inc. - VMware, Inc. (Class V Stock)*	110	5,258
Microsoft Corp.	815	46,944

		96,502

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	640	46,214

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	423	47,820

Tobacco — 0.7%
Altria Group, Inc.	690	43,629

TOTAL COMMON STOCKS (cost $2,079,281)		2,201,239

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS — 19.2%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	8,805	$257,987
iShares MSCI EAFE ETF	7,625	450,866
Vanguard FTSE Developed Markets ETF	13,770	515,136

TOTAL EXCHANGE TRADED FUNDS (cost $1,267,192)		1,223,989

UNAFFILIATED FUNDS — 10.9%
ASG Global Alternatives Fund*	16,242	159,819
Aston/River Road Long-Short Fund	24,509	269,597
Touchstone Merger Arbitrage Fund*	23,691	263,439

TOTAL UNAFFILIATED FUNDS (cost $713,707)		692,855

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.7%
Non-Residential Mortgage-Backed Securities — 2.7%
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	5,063
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15	15,089
Series 2016-B, Class B
2.200%	10/15/23	15	15,195
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	14	13,163
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	10	9,901
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	10	10,052
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	15	15,222
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	21	21,849
Series 2014-20L, Class 1
2.700%	12/01/34	36	37,169
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	30	30,156

TOTAL ASSET-BACKED SECURITIES (cost $170,831)			172,859

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	13	13,868
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.901%(c)	12/10/49	30	30,544
COMM Mortgage Trust,
Series 2013-CR8, Class A4
3.334%	06/10/46	15	16,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-CR20, Class AM
3.938%	11/10/47	30	$32,533
Government National Mortgage Assoc.,
Series 2011-42, Class B
3.658%(c)	07/16/47	14	14,562
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB18, Class A4
5.440%	06/12/47	18	18,127
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	15	15,723
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	31,950
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class B
4.723%(c)	03/15/47	15	16,830

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $188,252)			190,162

CORPORATE BONDS — 15.8%
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	5	5,131

Auto Manufacturers — 0.5%
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	15	19,174
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	10	12,032

			31,206

Banks — 2.3%
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49	10	10,831
Sr. Unsec’d. Notes
4.100%	07/24/23	5	5,405
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	33,562
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	15	15,732
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	12/03/25	10	10,493
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	20,966
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	10	12,113
Morgan Stanley,
Sub. Notes

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.000%	11/24/25	10	$11,157
Santander Issuances SAU (Spain),
Gtd. Notes
5.179%	11/19/25	10	10,188
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	15	15,544

			145,991

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	10	11,498

Chemicals — 0.3%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	18,684

Commercial Services — 0.2%
Equifax, Inc.,
Sr. Unsec’d. Notes
6.300%	07/01/17	10	10,330

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
8.100%	07/15/36	10	11,755
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	22,501

			34,256

Cosmetics/Personal Care — 0.1%
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	5	5,100

Diversified Financial Services — 3.5%
Abay Leasing 2014 LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	43	44,280
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	13	15,786
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	10	10,187
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	49	49,466
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	46	48,018
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	10	10,475
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	20	21,497
Tagua Leasing LLC,
Gov’t. Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
1.900%	07/12/24	21	$20,853

			220,562

Engineering & Construction — 0.4%
SBA Tower Trust,
MORTGAGE, 144A
2.933%	12/15/42	25	25,139

Foods — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	10	10,400
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	11,028

			21,428

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	10	10,150

Insurance — 1.4%
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	25	27,544
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	18,297
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	31,535
Torchmark Corp.,
Sr. Unsec’d. Notes
9.250%	06/15/19	10	11,886

			89,262

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,437
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	10	11,057
Time Warner, Inc.,
Gtd. Notes
7.625%	04/15/31	10	14,178

			35,672

Mining — 0.2%
Glencore Canada Corp. (Switzerland),
Gtd. Notes
5.500%	06/15/17	10	10,225

Miscellaneous Manufacturing — 0.9%
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	24	25,523
ITT LLC,
Sr. Unsec’d. Notes

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
7.400%	11/15/25	25	$33,497

			59,020

Oil & Gas — 0.6%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	29	29,268
Tesoro Corp.,
Gtd. Notes
5.375%	10/01/22	10	10,400

			39,668

Pharmaceuticals — 0.2%
Johnson & Johnson,
Sr. Unsec’d. Notes
4.950%	05/15/33	10	12,696

Real Estate Investment Trusts (REITs) — 0.9%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	15	14,100
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	5	4,250
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	10	10,025
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	20	20,895
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	10	10,317

			59,587

Software — 1.0%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,938
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	20	20,715
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	25	25,778

			62,431

Telecommunications — 0.3%
Frontier Communications Corp.,
Sr. Unsec’d. Notes
11.000%	09/15/25	10	10,438
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	10	10,738

			21,176

Transportation — 1.2%
Burlington Northern and Santa Fe Railway Co.
Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	23	25,775

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	25	$25,375
Union Pacific Railroad Co. Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	23	24,211

			75,361

TOTAL CORPORATE BONDS (cost $985,810)			1,004,573

MUNICIPAL BONDS — 1.3%
California — 0.7%
Palomar Community College District,
General Obligation Unlimited, BABs
7.194%	08/01/45	10	11,860
State of California,
General Obligation Unlimited, BABs
7.950%	03/01/36	30	36,014

			47,874

Illinois — 0.2%
Chicago Transit Authority,
Revenue Bonds, BABs
5.470%	12/01/23	10	11,423

Indiana — 0.2%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	15,444

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	10	11,119

TOTAL MUNICIPAL BONDS (cost $82,095)			85,860

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.5%
Freddie Mac REMICS,
Series 3994, Class AE
1.625%	02/15/22	33	33,462

(cost $33,107)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	28	29,422
4.500%	07/01/44	16	17,604
Federal National Mortgage Assoc.
3.000%	07/01/43	16	16,257
3.500%	06/01/45	20	20,920
4.000%	04/01/39	26	28,212
4.500%	08/01/40-08/01/41	52	57,407
Government National Mortgage Assoc.
3.500%	11/20/42	13	13,186
Overseas Private Investment Corp., Gov’t. Gtd. Notes
2.330%(s)	06/10/18	15	15,435

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
U.S. Department of Transportation, Asset Backed, 144A
6.001%	12/07/21	25	$30,464

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $225,463)			228,907

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
3.125%	08/15/44	45	52,518
3.750%	11/15/43	60	78,089
4.500%	02/15/36	40	56,294
5.250%	11/15/28	10	13,845
U.S. Treasury Notes
1.000%	09/15/17	100	100,309
1.625%	11/15/22	15	15,251
2.375%	05/31/18	40	41,066

TOTAL U.S. TREASURY OBLIGATIONS (cost $345,772)			357,372

TOTAL LONG-TERM INVESTMENTS (cost $6,091,510)			6,191,278

		Shares
SHORT-TERM INVESTMENTS — 3.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $188,934)(w)		188,934	188,934

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $47,653)(b)(w)	47,653	$47,653

TOTAL SHORT-TERM INVESTMENTS (cost $236,587)		236,587

TOTAL INVESTMENTS — 100.9% (cost $6,328,097)		6,427,865
Liabilities in excess of other assets — (0.9)%		(57,940)

NET ASSETS — 100.0%		$6,369,925

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,615; cash collateral of $47,625 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$2,201,239	$—	$—
Exchange Traded Funds	1,223,989	—	—
Unaffiliated Funds	692,855	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	172,859	—
Commercial Mortgage-Backed Securities	—	190,162	—
Corporate Bonds	—	1,004,573	—
Municipal Bonds	—	85,860	—
Residential Mortgage-Backed Security	—	33,462	—
U.S. Government Agency Obligations	—	228,907	—
U.S. Treasury Obligations	—	357,372	—
Affiliated Mutual Funds	236,587	—	—

Total	$4,354,670	$2,073,195	$—

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS — 56.9%
Aerospace & Defense — 0.9%
B/E Aerospace, Inc.	61,088	$3,155,806
BAE Systems PLC (United Kingdom)	890,063	6,046,405
Boeing Co. (The)	82,869	10,917,162
General Dynamics Corp.	19,200	2,979,072
HEICO Corp. (Class A Stock)	6,100	369,111
Leonardo-Finmeccanica SpA (Italy)*	545,868	6,187,271
Moog, Inc. (Class A Stock)*	22,000	1,309,880
Northrop Grumman Corp.	12,600	2,695,770
Raytheon Co.	33,128	4,509,715
Rolls-Royce Holdings PLC (United Kingdom)*	462,912	4,318,807
Senior PLC (United Kingdom)	125,600	372,826
Teledyne Technologies, Inc.*	5,400	582,822

		43,444,647

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	70,390	1,010,097
C.H. Robinson Worldwide, Inc.(a)	38,400	2,705,664
Deutsche Post AG (Germany)	253,597	7,939,782
FedEx Corp.	45,597	7,964,884
Hub Group, Inc. (Class A Stock)*	15,270	622,405

		20,242,832

Airlines — 0.2%
Copa Holdings SA (Panama) (Class A Stock)	5,270	463,391
Delta Air Lines, Inc.	108,641	4,276,110
JetBlue Airways Corp.*	396,577	6,836,987

		11,576,488

Auto Components — 0.5%
Bridgestone Corp. (Japan)	96,100	3,540,688
Cooper Tire & Rubber Co.	33,630	1,278,612
Delphi Automotive PLC (United Kingdom)	53,191	3,793,582
Denso Corp. (Japan)	42,800	1,707,914
ElringKlinger AG (Germany)	14,700	261,162
Exedy Corp. (Japan)	27,300	694,065
HI-LEX Corp. (Japan)	17,900	485,933
Hyundai Wia Corp. (South Korea)	6,577	520,261
Motorcar Parts of America, Inc.*	36,340	1,045,865
NHK Spring Co. Ltd. (Japan)	79,000	765,843
Tenneco, Inc.*	103,640	6,039,102
Valeo SA (France)	43,176	2,520,143

		22,653,170

Automobiles — 0.6%
Fuji Heavy Industries Ltd. (Japan)	106,700	4,003,330
Great Wall Motor Co. Ltd. (China) (Class H Stock)	1,028,500	1,011,379
Honda Motor Co. Ltd. (Japan)	528,200	15,244,011
Renault SA (France)	61,538	5,062,708
Suzuki Motor Corp. (Japan)	155,000	5,191,730

		30,513,158

Banks — 4.3%
Australia & New Zealand Banking Group Ltd. (Australia)	629,046	13,399,676
Banca Popolare dell’Emilia Romagna SC (Italy)	73,300	273,145
Banco Bilbao Vizcaya Argentaria SA (Spain)	640,389	3,874,735
Bank of America Corp.	954,840	14,943,246

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of China Ltd. (China) (Class H Stock)	2,692,000	$1,243,176
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	33,900	839,364
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,074,300	2,884,732
Bankinter SA (Spain)	538,513	3,831,574
BankUnited, Inc.	31,600	954,320
Banque Cantonale Vaudoise (Switzerland)	1,320	866,773
Blue Hills Bancorp, Inc.	59,200	889,184
BOC Hong Kong Holdings Ltd. (Hong Kong)	2,128,000	7,240,310
Boston Private Financial Holdings, Inc.(a)	109,560	1,405,655
Camden National Corp.	13,900	663,586
Capitec Bank Holdings Ltd. (South Africa)	21,962	1,029,119
China Construction Bank Corp. (China) (Class H Stock)	4,980,000	3,740,171
Citigroup, Inc.	343,034	16,201,496
Dah Sing Financial Holdings Ltd. (Hong Kong)	133,600	880,295
Danske Bank A/S (Denmark)	234,118	6,849,338
E.Sun Financial Holding Co. Ltd. (Taiwan)	4,546,200	2,597,850
East West Bancorp, Inc.	20,100	737,871
Financial Institutions, Inc.	24,300	658,773
FinecoBank Banca Fineco SpA (Italy)	83,115	481,846
First Citizens BancShares, Inc. (Class A Stock)	4,270	1,254,910
First Foundation, Inc.*	14,600	360,182
First Northwest Bancorp*(a)	56,900	767,581
Great Western Bancorp, Inc.	48,400	1,612,688
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	396,300	2,080,449
Grupo Financiero Galicia SA (Argentina), ADR(a)	35,800	1,113,738
Hanmi Financial Corp.	34,340	904,516
HDFC Bank Ltd. (India), ADR	4,134	297,193
HSBC Holdings PLC (United Kingdom), (QMTF)	796,509	5,987,141
Independent Bank Corp.	35,630	599,653
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,428,000	2,175,651
Intesa Sanpaolo SpA (Italy)	3,312,582	7,354,320
Investors Bancorp, Inc.	155,553	1,868,191
JPMorgan Chase & Co.	39,789	2,649,550
Jyske Bank A/S (Denmark)	12,400	579,740
Kasikornbank PCL (Thailand)	383,200	2,079,755
KB Financial Group, Inc. (South Korea)	47,378	1,629,564
KBC Group NV (Belgium)*	128,469	7,499,528
Lloyds Banking Group PLC (United Kingdom)	9,624,071	6,799,520
M&T Bank Corp.(a)	10,540	1,223,694
Midland States Bancorp, Inc.	31,900	808,346
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	2,499,100	12,660,657
Mizrahi Tefahot Bank Ltd. (Israel)	135,308	1,720,894
Moneta Money Bank A/S (Czech Republic)* .	394,796	1,257,380
Nordea Bank AB (Sweden)	1,082,364	10,748,389
Regions Financial Corp.	1,044,234	10,306,590
Sberbank of Russia PJSC (Russia)	1,499,716	3,472,586
Seven Bank Ltd. (Japan)	10,700	34,271
Shinhan Financial Group Co. Ltd. (South Korea)	20,267	742,272
Shinsei Bank Ltd. (Japan)	1,680,000	2,547,594

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Societe Generale SA (France)	202,141	$6,992,955
SpareBank ASA (Norway)	57,100	326,241
Suruga Bank Ltd. (Japan)	147,400	3,533,124
Swedbank AB (Sweden) (Class A Stock)	253,625	5,959,328
Synovus Financial Corp.	20,381	662,994
United Community Banks, Inc.	57,100	1,200,242
United Overseas Bank Ltd. (Singapore)	525,262	7,287,375
US Bancorp	51,500	2,208,835
Virgin Money Holdings UK PLC (United Kingdom)	68,900	277,746
Wells Fargo & Co.	76,793	3,400,394
Western Alliance Bancorp*	33,080	1,241,823
Wintrust Financial Corp.	13,000	722,410
Yadkin Financial Corp.	47,300	1,243,517

		214,679,762

Beverages — 1.4%
Ambev SA (Brazil)	180,300	1,101,598
Anheuser-Busch InBev NV (Belgium)	96,690	12,715,558
Asahi Group Holdings Ltd. (Japan)	195,400	7,117,886
Britvic PLC (United Kingdom)	119,765	936,357
Coca-Cola Amatil Ltd. (Australia)	466,846	3,681,154
Coca-Cola Bottling Co. Consolidated(a)	5,100	755,616
Coca-Cola Co. (The)	59,660	2,524,811
Coca-Cola East Japan Co. Ltd. (Japan)	30,200	655,239
Constellation Brands, Inc. (Class A Stock)	16,300	2,713,787
Cott Corp. (Canada)	84,900	1,208,189
Diageo PLC (United Kingdom)	521,281	14,931,270
Dr. Pepper Snapple Group, Inc.	18,770	1,713,889
Fomento Economico Mexicano SAB de CV (Mexico)	78,600	723,462
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	11,500	514,206
Molson Coors Brewing Co. (Class B Stock)	27,500	3,019,500
Monster Beverage Corp.*	21,400	3,141,734
PepsiCo, Inc.	110,375	12,005,489

		69,459,745

Biotechnology — 1.4%
Ablynx NV (Belgium)*(a)	41,700	524,793
Alder Biopharmaceuticals, Inc.*(a)	45,400	1,487,758
Alexion Pharmaceuticals, Inc.*	66,887	8,196,333
Amicus Therapeutics, Inc.*(a)	120,900	894,660
Anthera Pharmaceuticals, Inc.*(a)	96,200	303,030
ARIAD Pharmaceuticals, Inc.*(a)	94,500	1,293,705
Atara Biotherapeutics, Inc.*	12,100	258,819
Avexis, Inc.*	13,200	543,972
Biogen, Inc.*	32,613	10,208,847
BioMarin Pharmaceutical, Inc.*	49,754	4,603,240
Blueprint Medicines Corp.*(a)	18,100	537,570
CSL Ltd. (Australia)	50,467	4,149,936
DBV Technologies SA (France)*(a)	9,600	699,811
DBV Technologies SA (France), ADR*(a)	41,000	1,489,530
Global Blood Therapeutics, Inc.*(a)	14,900	343,445
Loxo Oncology, Inc.*(a)	35,600	932,008
Medy-Tox, Inc. (South Korea)	6,154	2,529,296
Neurocrine Biosciences, Inc.*	26,970	1,365,761
Ophthotech Corp.*	9,400	433,622
Radius Health, Inc.*(a)	16,700	903,303
Shire PLC	182,708	11,814,416
Shire PLC, ADR	45,166	8,755,881

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Swedish Orphan Biovitrum AB (Sweden)*	27,400	$340,524
Synergy Pharmaceuticals, Inc.*(a)	98,700	543,837
TESARO, Inc.*	7,100	711,704
Vertex Pharmaceuticals, Inc.*	44,678	3,896,368

		67,762,169

Building Products — 0.3%
Allegion PLC	45,900	3,162,969
American Woodmark Corp.*	5,080	409,295
Armstrong World Industries, Inc.*(a)	27,700	1,144,564
Builders FirstSource, Inc.*	65,866	758,118
Cie de Saint-Gobain (France)	130,715	5,656,069
Masco Corp.	88,230	3,027,171
TOTO Ltd. (Japan)	15,700	593,571

		14,751,757

Capital Markets — 0.9%
Ashmore Group PLC (United Kingdom)	152,224	696,697
BinckBank NV (Netherlands)(a)	74,700	425,871
Brewin Dolphin Holdings PLC (United Kingdom)	99,100	338,475
CITIC Securities Co. Ltd. (China) (Class H Stock)	350,000	750,625
CME Group, Inc.	7,300	762,996
Cowen Group, Inc. (Class A Stock)*(a)	196,800	714,384
Credit Suisse Group AG (Switzerland)*	554,122	7,282,623
Deutsche Boerse AG (Germany)*	36,227	2,940,500
E*TRADE Financial Corp.*	41,050	1,195,376
GAM Holding AG (Switzerland)*	42,130	403,571
GCA Corp. (Japan)	96,000	689,459
Julius Baer Group Ltd. (Switzerland)*	93,087	3,794,410
London Stock Exchange Group PLC (United Kingdom)	50,220	1,819,834
Macquarie Group Ltd. (Australia)	84,156	5,322,408
Magellan Financial Group Ltd. (Australia)	135,255	2,259,601
Man Group PLC (United Kingdom)	1,142,564	1,664,411
Nasdaq, Inc.	92,044	6,216,652
Om Asset Management PLC	42,600	592,566
Partners Group Holding AG (Switzerland)	9,485	4,792,160
Vontobel Holding AG (Switzerland)	19,463	967,946

		43,630,565

Chemicals — 1.7%
Air Products & Chemicals, Inc.	43,278	6,506,415
Arkema SA (France)	13,946	1,291,160
Ashland Global Holdings, Inc.	7,510	870,785
BASF SE (Germany)	116,664	9,989,441
Clariant AG (Switzerland)*	218,658	3,769,599
Croda International PLC (United Kingdom)	83,887	3,785,315
D&L Industries, Inc. (Philippines)	1,660,700	390,746
Dow Chemical Co. (The)(a)	112,539	5,832,896
E.I. du Pont de Nemours & Co.	89,198	5,973,590
Eastman Chemical Co.	51,982	3,518,142
Elementis PLC (United Kingdom)	166,606	469,652
Ferro Corp.*	58,570	808,852
FMC Corp.(a)	18,100	874,954
Frutarom Industries Ltd. (Israel)	18,500	973,189
Incitec Pivot Ltd. (Australia)	1,630,947	3,544,735
Innophos Holdings, Inc.	6,900	269,307
LG Chem Ltd. (South Korea)	10,422	2,305,061

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	116,457	$9,393,422
Mitsui Chemicals, Inc. (Japan)	862,000	4,100,319
Nihon Parkerizing Co. Ltd. (Japan)	88,200	1,287,117
Nitto Denko Corp. (Japan)	45,400	2,948,539
Nufarm Ltd. (Australia)	112,578	813,270
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	8,600	716,122
Sociedad Quimica y Minera de Chile SA (Chile), ADR	4,500	121,050
Sumitomo Chemical Co. Ltd. (Japan)	623,000	2,768,245
Symrise AG (Germany)	67,493	4,949,599
Syngenta AG (Switzerland)	6,492	2,843,122
Tokyo Ohka Kogyo Co. Ltd. (Japan)	8,900	271,438
Yara International ASA (Norway)	103,236	3,440,135

		84,826,217

Commercial Services & Supplies — 0.4%
Aeon Delight Co. Ltd. (Japan)	54,700	1,669,283
Copart, Inc.*	11,600	621,296
Deluxe Corp.	65,588	4,382,590
Edenred (France)	159,147	3,718,913
InnerWorkings, Inc.*	49,630	467,514
KAR Auction Services, Inc.	19,260	831,262
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	26,088	1,373,892
Matthews International Corp. (Class A Stock)	8,400	510,384
Multi-Color Corp.	25,040	1,652,640
Nissha Printing Co. Ltd. (Japan)(a)	28,700	709,251
Prosegur Cia de Seguridad SA (Spain)	81,100	566,142
Regus PLC (United Kingdom)	389,140	1,315,877
Sato Holdings Corp. (Japan)	37,300	817,062
Shanks Group PLC (United Kingdom)	706,675	996,163
Team, Inc.*	32,750	1,071,253

		20,703,522

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	45,100	416,273
Ciena Corp.*(a)	38,500	839,300
Cisco Systems, Inc.	540,699	17,150,972
CommScope Holding Co., Inc.*	20,100	605,211
F5 Networks, Inc.*	6,300	785,232
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	327,066	2,361,509

		22,158,497

Construction & Engineering — 0.4%
Arcadis NV (Netherlands)	42,300	607,973
Balfour Beatty PLC (United Kingdom)*	138,100	499,720
Boustead Projects Ltd. (Singapore)*	181,658	92,992
Bouygues SA (France)	108,657	3,603,442
EMCOR Group, Inc.	7,650	456,093
Ferrovial SA (Spain)	167,153	3,559,167
Gamuda Bhd (Malaysia)	889,500	1,053,042
Hyundai Development Co-Engineering & Construction (South Korea)	16,841	789,430
Monadelphous Group Ltd. (Australia)(a)	25,086	175,681
Shimizu Corp. (Japan)	203,000	1,814,313
Taisei Corp. (Japan)	313,000	2,348,210

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Vinci SA (France)	80,589	$6,171,406

		21,171,469

Construction Materials — 0.3%
Adelaide Brighton Ltd. (Australia)	106,131	451,827
CRH PLC (Ireland)	152,215	5,054,478
Eagle Materials, Inc.	7,700	595,210
James Hardie Industries PLC (Ireland)	305,260	4,779,271
LafargeHolcim Ltd. (Switzerland)*	49,682	2,691,031
Wienerberger AG (Austria)	44,100	748,743

		14,320,560

Consumer Finance — 0.5%
AEON Financial Service Co. Ltd. (Japan)	17,600	308,073
Capital One Financial Corp.	155,515	11,170,642
Discover Financial Services	181,204	10,247,086
FirstCash, Inc.	17,400	819,192
Sun Hung Kai & Co. Ltd. (Hong Kong)	559,000	351,209

		22,896,202

Containers & Packaging — 0.1%
Crown Holdings, Inc.*	54,439	3,107,922
FP Corp. (Japan)	18,000	1,011,542
Graphic Packaging Holding Co.	68,250	954,817
Packaging Corp. of America	9,700	788,222

		5,862,503

Diversified Consumer Services — 0.1%
Carriage Services, Inc.	25,050	592,433
New Oriental Education & Technology
Group, Inc. (China), ADR*	62,400	2,892,864
Service Corp. International	37,030	982,776
ServiceMaster Global Holdings, Inc.*	26,900	905,992
TAL Education Group (China), ADR*	8,800	623,392

		5,997,457

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	125,630	18,149,766
Challenger Ltd. (Australia)	743,356	5,821,020
FirstRand Ltd. (South Africa)	471,549	1,633,778
Fubon Financial Holding Co. Ltd. (Taiwan)	749,000	1,112,943
ORIX Corp. (Japan)	679,100	10,018,530
Ricoh Leasing Co. Ltd. (Japan)	33,000	913,542

		37,649,579

Diversified REIT’s
STORE Capital Corp.	43,200	1,273,104

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	199,365	8,096,213
BCE, Inc. (Canada)	56,800	2,623,204
BT Group PLC (United Kingdom)	881,187	4,433,510
China Telecom Corp. Ltd. (China) (Class H Stock)	2,506,000	1,278,472
Cogent Communications Holdings, Inc.	29,430	1,083,318
Com Hem Holding AB (Sweden)	61,200	564,778
Deutsche Telekom AG (Germany)	639,490	10,743,818
HKT Trust & HKT Ltd. (Hong Kong)	2,499,000	3,514,138
Infrastrutture Wireless Italiane SpA (Italy)	123,600	608,310
Koninklijke KPN NV (Netherlands)	903,830	2,998,690
LG Uplus Corp. (South Korea)	93,750	1,002,616
Lumos Networks Corp.*	53,200	744,800

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan)	292,300	$13,368,630
PCCW Ltd. (Hong Kong)	3,694,000	2,275,190
Singapore Telecommunications Ltd. (Singapore)	427,900	1,251,562
Spark New Zealand Ltd. (New Zealand)	1,035,768	2,725,012
Telecom Italia SpA (Italy)*	5,318,230	4,418,948
Telefonica Deutschland Holding AG (Germany)	751,699	3,030,806
Telia Co. AB (Sweden)	500,580	2,242,140
Telkom SA SOC Ltd. (South Africa)	110,772	488,404
Telstra Corp. Ltd. (Australia)	2,219,270	8,848,498
TELUS Corp. (Canada)	88,800	2,930,106
Verizon Communications, Inc.	362,043	18,818,995

		98,090,158

Electric Utilities — 1.6%
Alliant Energy Corp.	63,442	2,430,463
American Electric Power Co., Inc.	207,868	13,347,205
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	316,000	2,725,477
CLP Holdings Ltd. (Hong Kong)	222,500	2,304,446
Duke Energy Corp.	31,670	2,534,867
Edison International	42,270	3,054,007
Eversource Energy	45,470	2,463,565
Exelon Corp.	72,600	2,416,854
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	807,000	791,193
Iberdrola SA (Spain)	1,123,319	7,637,940
Korea Electric Power Corp. (South Korea)	27,314	1,338,009
Light SA (Brazil)	275,400	1,335,442
NextEra Energy, Inc.	21,300	2,605,416
Okinawa Electric Power Co., Inc. (The) (Japan)	56,600	1,276,287
PG&E Corp.	160,792	9,835,647
Portland General Electric Co.	115,290	4,910,201
Power Assets Holdings Ltd. (Hong Kong)	766,000	7,495,823
PPL Corp.	63,350	2,190,009
Red Electrica Corp. SA (Spain)	242,514	5,232,640
Spark Infrastructure Group (Australia)	915,368	1,624,826
Tenaga Nasional Bhd (Malaysia)	339,300	1,173,623
Xcel Energy, Inc.	73,947	3,042,180

		81,766,120

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	259,825	5,855,929
Eaton Corp. PLC	94,749	6,225,957
EnerSys	7,240	500,935
Legrand SA (France)	64,323	3,791,804
LS Industrial Systems Co. Ltd. (South Korea)	9,454	362,410
Nidec Corp. (Japan)	47,000	4,344,359
OSRAM Licht AG (Germany)	11,334	665,835
PKC Group OYJ (Finland)(a)	41,900	808,746
Preformed Line Products Co.	7,180	302,780
Prysmian SpA (Italy)	17,000	445,156
Zumtobel Group AG (Austria)	56,700	1,094,637

		24,398,548

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	112,500	1,136,703

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Alps Electric Co. Ltd. (Japan)	118,000	$2,848,258
Azbil Corp. (Japan)	25,400	767,607
CDW Corp.(a)	26,390	1,206,815
Delta Electronics, Inc. (Taiwan)	305,000	1,633,769
Ingenico Group SA (France)	4,556	398,352
Ingram Micro, Inc. (Class A Stock)	82,961	2,958,389
InvenSense, Inc.*(a)	36,700	272,314
Keyence Corp. (Japan)	8,300	6,081,324
Kudelski SA (Switzerland)*	66,443	1,238,799
Oxford Instruments PLC (United Kingdom)	45,747	375,851
PAX Global Technology Ltd. (Hong Kong)	1,327,000	980,513
Tech Data Corp.*	41,550	3,519,701

		23,418,395

Energy Equipment & Services — 0.7%
Aker Solutions ASA (Norway)*	64,600	303,518
Amec Foster Wheeler PLC (United Kingdom)	485,320	3,600,070
Archrock, Inc.	14,900	194,892
Boustead Singapore Ltd. (Singapore)	613,790	364,574
Essential Energy Services Ltd. (Canada)*	146,200	70,205
Halliburton Co.	268,805	12,063,968
Helix Energy Solutions Group, Inc.*	82,260	668,774
John Wood Group PLC (United Kingdom)	62,514	615,347
Pason Systems, Inc. (Canada)	19,700	252,116
Schlumberger Ltd.	194,177	15,270,079
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	5,600	371,120
Tecnicas Reunidas SA (Spain)(a)	60,080	2,344,034
US Silica Holdings, Inc.	9,700	451,632
Western Energy Services Corp. (Canada)	45,600	77,161

		36,647,490

Equity Real Estate Investment Trusts (REITs)
Washington Prime Group, Inc.	61,300	758,894

Food & Staples Retailing — 1.2%
BGF retail Co. Ltd. (South Korea)	8,336	1,464,939
Bid Corp. Ltd. (South Africa)	21,540	407,135
Costco Wholesale Corp.	21,080	3,214,911
CP ALL PCL (Thailand)	782,600	1,389,030
CVS Health Corp.	148,893	13,249,988
George Weston Ltd. (Canada)	31,600	2,636,003
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)	27,100	415,811
Koninklijke Ahold Delhaize NV (Netherlands)	269,498	6,138,109
Loblaw Cos. Ltd. (Canada)	52,800	2,716,567
Magnit PJSC (Russia)	2,979	493,175
Magnit PJSC (Russia), GDR, RegS	17,100	563,893
Natural Grocers by Vitamin Cottage, Inc.*(a)	25,030	279,335
North West Co., Inc. (The) (Canada)	53,800	1,059,638
Raia Drogasil SA (Brazil)	53,000	1,089,612
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	10,900	441,101
Rite Aid Corp.*	396,379	3,048,155
San-A Co. Ltd. (Japan)	25,300	1,268,075
Seven & i Holdings Co. Ltd. (Japan)	96,100	4,543,156
Sundrug Co. Ltd. (Japan)	19,600	1,645,210
Sysco Corp.(a)	57,400	2,813,174
Tsuruha Holdings, Inc. (Japan)	25,400	2,936,255
United Natural Foods, Inc.*	12,900	516,516

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Wal-Mart Stores, Inc.	138,878	$10,015,881

		62,345,669

Food Products — 1.9%
Archer-Daniels-Midland Co.	104,368	4,401,199
ConAgra Foods, Inc.	120,533	5,678,310
Dairy Crest Group PLC (United Kingdom)	99,325	834,414
Danone SA (France)	102,254	7,592,689
Darling Ingredients, Inc.*	45,200	610,652
Dean Foods Co.(a)	208,072	3,412,381
General Mills, Inc.	42,270	2,700,208
Gruma SAB de CV (Mexico) (Class B Stock)	88,800	1,164,994
Hershey Co. (The)	27,680	2,646,208
Hormel Foods Corp	63,440	2,406,279
Inventure Foods, Inc.*	39,800	374,120
J.M. Smucker Co. (The)	21,080	2,857,183
Kellogg Co.	34,270	2,654,897
Kerry Group PLC (Ireland) (Class A Stock)	32,968	2,745,827
McCormick & Co., Inc.(a)	27,400	2,737,808
Mead Johnson Nutrition Co.	25,410	2,007,644
Mondelez International, Inc. (Class A Stock)	5,700	250,230
Nestle SA (Switzerland)	270,641	21,370,917
NH Foods Ltd. (Japan)	129,000	3,116,306
Nissin Foods Holdings Co. Ltd. (Japan)	14,300	869,144
Ottogi Corp. (South Korea)	508	347,093
Snyder’s-Lance, Inc.(a)	32,990	1,107,804
SunOpta, Inc. (Canada)*	79,200	559,152
Super Group Ltd. (Singapore)	386,200	225,780
Toyo Suisan Kaisha Ltd. (Japan)	99,600	4,225,350
TreeHouse Foods, Inc.*(a)	7,400	645,206
Tyson Foods, Inc. (Class A Stock)	80,517	6,012,204
Unilever NV (United Kingdom), CVA	268,708	12,380,313

		95,934,312

Gas Utilities — 0.3%
Atmos Energy Corp.	41,810	3,113,591
Aygaz A/S (Turkey)	174,100	622,979
New Jersey Resources Corp.	38,800	1,274,968
Snam SpA (Italy)	456,308	2,530,180
South Jersey Industries, Inc.(a)	153,308	4,530,251
Spire, Inc.	21,500	1,370,410

		13,442,379

Health Care Equipment & Supplies — 1.7%
Becton, Dickinson and Co.	13,400	2,408,382
Boston Scientific Corp.*	280,284	6,670,759
C.R. Bard, Inc.	43,173	9,682,840
Cooper Cos., Inc. (The)	14,500	2,599,270
Danaher Corp.	176,448	13,831,759
Hill-Rom Holdings, Inc.	12,500	774,750
Hoya Corp. (Japan)	82,400	3,314,774
Intuitive Surgical, Inc.*	4,400	3,189,252
Medtronic PLC	182,239	15,745,450
Merit Medical Systems, Inc.*	31,010	753,233
Nagaileben Co. Ltd. (Japan)	18,000	400,456
Olympus Corp. (Japan)	217,600	7,598,887
ResMed, Inc.(a)	42,900	2,779,491
Sartorius Stedim Biotech (France)	30,200	2,268,149
Sonova Holding AG (Switzerland)	19,171	2,718,375
Sysmex Corp. (Japan)(a)	51,700	3,835,802

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Teleflex, Inc.	6,120	$1,028,466
Zimmer Biomet Holdings, Inc.	52,400	6,813,048

		86,413,143

Health Care Providers & Services — 1.2%
Addus HomeCare Corp.*	43,100	1,127,496
Adeptus Health, Inc. (Class A Stock)*(a)	17,000	731,850
Air Methods Corp.*(a)	19,970	628,855
Almost Family, Inc.*	14,200	522,134
Amplifon SpA (Italy)	48,500	497,981
Amsurg Corp.*(a)	15,300	1,025,865
As One Corp. (Japan)	13,800	600,879
BioScrip, Inc.*	39,348	113,716
Brookdale Senior Living, Inc.*	21,900	382,155
Capital Senior Living Corp.*	40,800	685,440
Cigna Corp.	7,500	977,400
Civitas Solutions, Inc.*	34,000	620,840
DaVita, Inc.*	35,300	2,332,271
Diplomat Pharmacy, Inc.*(a)	14,600	408,946
Envision Healthcare Holdings, Inc.*	51,000	1,135,770
Fresenius SE & Co. KGaA (Germany)	104,907	8,380,178
Hanger, Inc.*	26,410	224,485
Henry Schein, Inc.*(a)	18,300	2,982,534
Humana, Inc.	59,653	10,552,019
Laboratory Corp. of America Holdings*	19,700	2,708,356
MEDNAX, Inc.*(a)	57,300	3,796,125
Miraca Holdings, Inc. (Japan)	57,900	2,887,098
Molina Healthcare, Inc.*(a)	9,630	561,622
PharMerica Corp.*	37,900	1,063,853
Providence Service Corp. (The)*	16,560	805,313
Raffles Medical Group Ltd. (Singapore)	1,252,471	1,407,050
Ryman Healthcare Ltd. (New Zealand)	252,124	1,769,807
Ship Healthcare Holdings, Inc. (Japan)	17,900	550,121
Team Health Holdings, Inc.*	27,780	904,517
Tenet Healthcare Corp.*	27,000	611,820
Tsukui Corp. (Japan)	93,800	669,333
UnitedHealth Group, Inc.	20,600	2,884,000
Universal Health Services, Inc. (Class B Stock)	47,867	5,898,172
US Physical Therapy, Inc.	3,470	217,569

		60,665,570

Health Care REIT’s
Sabra Health Care REIT, Inc.	31,700	798,206

Health Care Technology
CompuGroup Medical SE (Germany)	31,800	1,465,864

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	98,040	3,890,179
Cafe de Coral Holdings Ltd. (Hong Kong)	156,000	520,072
Carnival Corp.(a)	92,112	4,496,908
Carrols Restaurant Group, Inc.*	52,780	697,224
Chipotle Mexican Grill, Inc.*(a)	5,670	2,401,245
ClubCorp Holdings, Inc.	26,200	379,114
Denny’s Corp.*	68,250	729,593
Genting Hong Kong Ltd. (Hong Kong)*	1,074,000	295,350
InterContinental Hotels Group PLC (United Kingdom)	54,026	2,226,673
Interval Leisure Group, Inc.	44,740	768,186
Jollibee Foods Corp. (Philippines)	118,140	602,335
McDonald’s Holdings Co. Japan Ltd. (Japan)(a)	108,400	3,192,996

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Melia Hotels International SA (Spain)	107,300	$1,338,010
Oriental Land Co. Ltd. (Japan)	35,400	2,155,782
Restaurant Group PLC (The) (United Kingdom)	54,000	269,019
Rezidor Hotel Group AB (Belgium)	163,600	711,324
Wyndham Worldwide Corp.	105,649	7,113,347

		31,787,357

Household Durables — 0.8%
Cairn Homes PLC (Ireland)*	657,300	793,023
Casio Computer Co. Ltd. (Japan)(a)	118,700	1,661,920
D.R. Horton, Inc.	107,684	3,252,057
De’ Longhi SpA (Italy)	25,100	607,927
Dorel Industries, Inc. (Canada) (Class B Stock)	12,900	347,291
Ethan Allen Interiors, Inc.(a)	24,700	772,369
Helen of Troy Ltd.*	13,500	1,163,295
Installed Building Products, Inc.*(a)	34,400	1,233,928
Mohawk Industries, Inc.*	16,845	3,374,727
Nien Made Enterprise Co. Ltd. (Taiwan)	221,299	2,861,737
Redrow PLC (United Kingdom)	100,283	518,959
Sony Corp. (Japan)	276,300	9,153,983
Taylor Wimpey PLC (United Kingdom)	2,575,794	5,137,596
Techtronic Industries Co. Ltd. (Hong Kong)	2,029,500	7,950,149
TopBuild Corp.*	16,900	561,080
Tupperware Brands Corp.(a)	8,500	555,645

		39,945,686

Household Products — 0.6%
Colgate-Palmolive Co.	32,980	2,445,137
Kimberly-Clark Corp.	56,360	7,109,250
Procter & Gamble Co. (The)	62,547	5,613,594
PZ Cussons PLC (United Kingdom)	76,859	362,618
Reckitt Benckiser Group PLC (United Kingdom)	63,841	6,010,272
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	220,116	6,533,238

		28,074,109

Independent Power & Renewable Electricity Producers
Boralex, Inc. (Canada) (Class A Stock)	55,600	792,924
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	2,568,000	902,861

		1,695,785

Industrial Conglomerates — 0.7%
Alliance Global Group, Inc. (Philippines)	679,500	223,410
Carlisle Cos., Inc.	42,997	4,410,202
CK Hutchison Holdings Ltd. (Hong Kong)	486,864	6,223,215
General Electric Co.	128,488	3,805,815
Honeywell International, Inc.	79,108	9,223,202
Koninklijke Philips NV (Netherlands)	267,383	7,911,789
Roper Technologies, Inc.	9,500	1,733,465

		33,531,098

Insurance — 2.2%
Aflac, Inc.	91,925	6,606,650
AIA Group Ltd. (Hong Kong)	1,394,800	9,379,673
Assurant, Inc.	16,900	1,559,025
Aviva PLC (United Kingdom)	856,280	4,885,972
AXA SA (France)	329,060	6,996,569
Baloise Holding AG (Switzerland)	8,220	995,293

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Cathay Financial Holding Co. Ltd. (Taiwan)	468,000	$601,739
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	547,000	2,045,688
Chubb Ltd.	21,500	2,701,475
Direct Line Insurance Group PLC (United Kingdom)	470,411	2,222,085
Dongbu Insurance Co. Ltd. (South Korea)	12,029	747,845
Employers Holdings, Inc.	19,300	575,719
Euler Hermes Group (France)	11,800	1,003,251
First American Financial Corp.	35,800	1,406,224
Hartford Financial Services Group, Inc. (The)	203,959	8,733,524
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	23,070	761,641
Insurance Australia Group Ltd. (Australia)	670,654	2,824,446
Intact Financial Corp. (Canada)	37,200	2,689,163
James River Group Holdings Ltd.	16,100	582,820
Lancashire Holdings Ltd. (United Kingdom)	38,089	330,558
Marsh & McLennan Cos., Inc.	110,036	7,399,921
National Western Life Group, Inc. (Class A Stock)	2,900	595,573
Principal Financial Group, Inc.	122,145	6,291,689
Prudential PLC (United Kingdom)	390,234	6,917,507
Reinsurance Group of America, Inc.	65,698	7,091,442
Sampo OYJ (Finland) (Class A Stock)	89,580	3,979,834
SCOR SE (France)	11,500	357,629
Sony Financial Holdings, Inc. (Japan)	140,100	1,929,418
St. James’s Place PLC (United Kingdom)	253,106	3,106,878
Tokio Marine Holdings, Inc. (Japan)	107,900	4,137,963
Travelers Cos., Inc. (The)	22,300	2,554,465
Zurich Insurance Group AG (Switzerland)*	29,192	7,528,444

		109,540,123

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	31,165	26,094,766
CJ O Shopping Co. Ltd. (South Korea)	1,516	222,225
HSN, Inc.	10,900	433,820
JD.com, Inc. (China), ADR*(a)	61,800	1,612,362
Rakuten, Inc. (Japan)	201,000	2,623,714
Vipshop Holdings Ltd. (China), ADR*(a)	38,500	564,795

		31,551,682

Internet Software & Services — 1.8%
58.com, Inc. (China), ADR*	14,300	681,538
Alibaba Group Holding Ltd. (China), ADR*(a)	50,300	5,321,237
Alphabet, Inc. (Class A Stock)*	26,348	21,185,373
Alphabet, Inc. (Class C Stock)*	20,997	16,320,758
Baidu, Inc. (China), ADR*	7,000	1,274,490
Bankrate, Inc.*	31,840	270,003
Cornerstone OnDemand, Inc.*	35,900	1,649,605
Criteo SA (France), ADR*(a)	12,888	452,498
Facebook, Inc. (Class A Stock)*	196,992	25,268,164
GMO internet, Inc. (Japan)	68,100	915,481
Gogo, Inc.*(a)	61,900	683,376
Internet Initiative Japan, Inc. (Japan)	18,200	342,009
Intralinks Holdings, Inc.*	92,170	927,230
MaxPoint Interactive, Inc.*(a)	13,025	116,183
Points International Ltd. (Canada)*	17,465	155,962
Rightmove PLC (United Kingdom)	34,445	1,884,687
SINA Corp. (China)*	12,200	900,726

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Stamps.com, Inc.*(a)	9,200	$869,492
Tencent Holdings Ltd. (China)	268,400	7,462,067
United Internet AG (Germany)	21,136	936,055
Weibo Corp. (China), ADR*	1,140	57,160
Yahoo Japan Corp. (Japan)	238,200	950,135

		88,624,229

IT Services — 0.8%
Accenture PLC (Class A Stock)	23,600	2,883,212
Alten SA (France)	22,600	1,580,943
Amadeus IT Group SA (Spain) (Class A Stock)	136,249	6,800,625
Capgemini SA (France)	43,897	4,303,836
Cielo SA (Brazil)	138,372	1,390,464
CSRA, Inc.	38,000	1,022,200
EPAM Systems, Inc.*	16,000	1,108,960
EVERTEC, Inc. (Puerto Rico)	51,800	869,204
ExlService Holdings, Inc.*	22,100	1,101,464
Fiserv, Inc.*	26,600	2,645,902
Genpact Ltd.*	35,600	852,620
Global Payments, Inc.	8,160	626,361
MAXIMUS, Inc.	23,400	1,323,504
Obic Co. Ltd. (Japan)	70,200	3,738,068
Otsuka Corp. (Japan)	47,200	2,241,842
Perficient, Inc.*	39,800	801,970
Virtusa Corp.*	36,820	908,718
Visa, Inc. (Class A Stock)(a)	26,600	2,199,820
WNS Holdings Ltd. (India), ADR*	26,200	784,690
Zuken, Inc. (Japan)	36,800	398,371

		37,582,774

Leisure Products — 0.2%
Amer Sports OYJ (Finland)	34,500	1,055,201
Brunswick Corp.	84,840	4,138,495
Smith & Wesson Holding Corp.*(a)	113,625	3,021,289
Vista Outdoor, Inc.*	20,400	813,144

		9,028,129

Life Sciences Tools & Services — 0.2%
Bruker Corp.	15,166	343,510
Patheon NV*	25,200	746,676
Tecan Group AG (Switzerland)	8,860	1,556,775
Thermo Fisher Scientific, Inc.	36,927	5,873,609

		8,520,570

Machinery — 1.1%
Alfa Laval AB (Sweden)	268,174	4,204,400
ANDRITZ AG (Austria)	39,737	2,162,382
Atlas Copco AB (Sweden) (Class A Stock)	29,397	884,983
CIRCOR International, Inc.	9,200	547,952
Deutz AG (Germany)	115,200	581,987
FANUC Corp. (Japan)	13,400	2,263,467
Federal Signal Corp.	39,900	529,074
Franklin Electric Co., Inc.	26,300	1,070,673
GEA Group AG (Germany)	51,054	2,838,464
Global Brass & Copper Holdings, Inc.	3,640	105,160
Glory Ltd. (Japan)	31,600	1,041,979
Ingersoll-Rand PLC	149,626	10,165,590
ITT, Inc.	32,300	1,157,632
Komatsu Ltd. (Japan)	240,500	5,516,881
Kubota Corp. (Japan)	238,100	3,603,766
Makita Corp. (Japan)	43,200	3,077,992

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Minebea Co. Ltd. (Japan)	192,800	$1,823,434
NGK Insulators Ltd. (Japan)	140,200	2,913,436
Nippon Thompson Co. Ltd. (Japan)	65,000	241,129
NN, Inc.	55,000	1,003,750
OC Oerlikon Corp. AG (Switzerland)*	36,190	361,644
Oshkosh Corp.	52,490	2,939,440
Pfeiffer Vacuum Technology AG (Germany)	5,900	560,884
Singamas Container Holdings Ltd. (Hong Kong)	2,216,000	235,565
Stanley Black & Decker, Inc.	30,221	3,716,579
Sumitomo Heavy Industries Ltd. (Japan)	384,000	1,897,336
THK Co. Ltd. (Japan)	32,800	645,184

		56,090,763

Media — 1.3%
Aimia, Inc. (Canada)	41,000	258,135
Altice NV (Netherlands) (Class A Stock)*(a)	192,745	3,451,992
Altice NV (Netherlands) (Class B Stock)*	104,993	1,887,000
Axel Springer SE (Germany)	62,475	3,201,436
Cinemark Holdings, Inc.	21,700	830,676
Comcast Corp. (Class A Stock)	186,918	12,400,140
CTS Eventim AG & Co. KGaA (Germany)	18,502	658,022
Daiichikosho Co. Ltd. (Japan)	21,800	890,099
Dentsu, Inc. (Japan)	84,000	4,275,405
GFK SE (Germany)	10,700	372,756
Informa PLC (United Kingdom)	96,694	892,084
Interpublic Group of Cos., Inc. (The)	215,762	4,822,281
IPSOS (France)	26,900	878,695
John Wiley & Sons, Inc. (Class A Stock)	14,000	722,540
Lions Gate Entertainment Corp.	15,300	305,847
Media Nusantara Citra Tbk PT (Indonesia)	10,397,300	1,615,263
Mediaset Espana Comunicacion SA (Spain)	75,300	892,621
Megacable Holdings SAB de CV (Mexico)	164,900	633,330
Naspers Ltd. (South Africa) (Class N Stock)	29,899	5,174,707
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,306,000	276,234
Pico Far East Holdings Ltd. (Hong Kong)	2,044,000	615,366
ProSiebenSat.1 Media SE (Germany)	86,729	3,718,541
Quebecor, Inc. (Canada) (Class B Stock)	34,500	1,048,451
Singapore Press Holdings Ltd. (Singapore)	100,600	281,941
Smiles SA (Brazil)	31,900	532,917
Starz (Class A Stock)*	29,390	916,674
Technicolor SA (France)	62,200	424,903
Time Warner, Inc.	74,349	5,918,924
Vivendi SA (France)	276,625	5,583,007
WPP PLC (United Kingdom)	171,656	4,034,860

		67,514,847

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	67,000	3,623,347
AngloGold Ashanti Ltd. (South Africa)*	41,455	662,547
AngloGold Ashanti Ltd. (South Africa), ADR*	10,000	159,200
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)^	380,100	286,683
Compass Minerals International, Inc.(a)	16,500	1,216,050
Copper Mountain Mining Corp. (Canada)*	103,100	37,721
Detour Gold Corp. (Canada)*	38,500	837,524
Dominion Diamond Corp. (Canada)	49,200	478,143
Dowa Holdings Co. Ltd. (Japan)	116,000	813,243
Ferroglobe PLC(a)	44,100	398,223
Gem Diamonds Ltd. (United Kingdom)	159,600	255,390

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Glencore PLC (Switzerland)*	1,462,851	$4,005,520
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	223,100	545,618
Independence Group NL (Australia)	283,712	916,000
Lundin Mining Corp. (Canada)*	190,200	752,420
POSCO (South Korea)	7,711	1,598,251
Randgold Resources Ltd. (United Kingdom)	96,372	9,658,741
Rio Tinto Ltd. (United Kingdom)	176,094	7,005,117
Rio Tinto PLC (United Kingdom)	253,886	8,438,165
Tahoe Resources, Inc.	63,200	810,263

		42,498,166

Multiline Retail — 0.2%
B&M European Value Retail SA (Luxembourg)	201,243	664,847
Dollar General Corp.	29,100	2,036,709
Dollar Tree, Inc.*	3,200	252,576
Dollarama, Inc. (Canada)	5,400	421,603
Don Quijote Holdings Co. Ltd. (Japan)	12,700	465,903
Lifestyle International Holdings Ltd. (Hong Kong)	336,000	461,890
Target Corp.	106,013	7,280,973

		11,584,501

Multi-Utilities — 0.3%
CMS Energy Corp.	73,946	3,106,471
E.ON SE (Germany)	527,296	3,747,772
Public Service Enterprise Group, Inc.	52,500	2,198,175
Sempra Energy	21,080	2,259,565
Suez (France)	146,142	2,415,042

		13,727,025

Office REITs
alstria office REIT-AG (Germany)*	68,500	940,794

Oil, Gas & Consumable Fuels — 2.4%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	100,800	1,008,000
Ardmore Shipping Corp. (Ireland)(a)	93,428	657,733
Callon Petroleum Co.*	102,900	1,615,530
China Petroleum & Chemical Corp. (China) (Class H Stock)	444,000	327,788
CNOOC Ltd. (China) (Class H Stock)	2,828,000	3,567,560
Cosan SA Industria e Comercio (Brazil)	119,500	1,382,344
Devon Energy Corp.	142,520	6,286,557
Diamondback Energy, Inc.*	8,500	820,590
EOG Resources, Inc.	107,422	10,388,782
EQT Corp.	52,844	3,837,531
Euronav NV (Belgium)	56,400	432,112
Exxon Mobil Corp.	183,565	16,021,553
Galp Energia SGPS SA (Portugal) (Class B Stock)	60,043	820,306
Inpex Corp. (Japan)	179,500	1,632,099
Lukoil PJSC (Russia)	17,700	864,324
Lukoil PJSC (Russia), ADR	12,330	600,684
Lundin Petroleum AB (Sweden)*	307,950	5,636,702
Novatek OJSC (Russia), GDR, RegS	12,506	1,371,752
Oasis Petroleum, Inc.*	68,300	783,401
Occidental Petroleum Corp.	79,824	5,820,766
Oil Search Ltd. (Australia)	816,312	4,495,862
PDC Energy, Inc.*(a)	13,500	905,310
Petroleo Brasileiro SA (Brazil)*	195,100	917,864

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petroleo Brasileiro SA (Brazil), ADR*(a)	66,900	$624,177
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	898,095	22,342,605
RSP Permian, Inc.*	10,900	422,702
San-Ai Oil Co. Ltd. (Japan)	100,000	682,001
Silver Run Acquisition Corp. (Class A Stock)*(a)	71,200	1,121,400
Spartan Energy Corp. (Canada)*	205,700	529,949
Statoil ASA (Norway)	282,537	4,743,315
TOTAL SA (France)	253,780	12,069,987
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	24,062	455,650
Woodside Petroleum Ltd. (Australia)	213,030	4,723,472

		117,910,408

Paper & Forest Products
Canfor Corp. (Canada)*	40,200	446,445
Nine Dragons Paper Holdings Ltd. (Hong Kong)	2,041,000	1,924,538

		2,370,983

Personal Products — 0.6%
Amorepacific Corp. (South Korea)	1,333	472,712
AMOREPACIFIC Group (South Korea)	13,971	2,110,827
Estee Lauder Cos., Inc. (The) (Class A Stock)	102,472	9,074,920
Kao Corp. (Japan)	92,200	5,212,806
L’Oreal SA (France)	22,418	4,237,237
Unilever PLC (United Kingdom)	198,526	9,394,219

		30,502,721

Pharmaceuticals — 3.2%
Akorn, Inc.*	17,900	487,954
Allergan PLC*	5,300	1,220,643
Aspen Pharmacare Holdings Ltd. (South Africa)*	23,476	530,191
Astellas Pharma, Inc. (Japan)	563,900	8,807,587
AstraZeneca PLC (United Kingdom)	49,944	3,233,949
Bayer AG (Germany)	80,892	8,124,048
Bristol-Myers Squibb Co.	38,400	2,070,528
Catalent, Inc.*	50,700	1,310,088
Cempra, Inc.*(a)	14,070	340,494
Eli Lilly & Co.	187,799	15,072,748
GlaxoSmithKline PLC (United Kingdom)	645,228	13,742,341
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	196,100	1,295,753
Johnson & Johnson	83,791	9,898,230
Kalbe Farma Tbk PT (Indonesia)	9,162,800	1,207,269
Medicines Co. (The)*(a)	11,800	445,332
Merck & Co., Inc.	184,454	11,511,774
Mitsubishi Tanabe Pharma Corp. (Japan)	158,600	3,396,963
Novartis AG (Switzerland)	305,266	24,091,693
Novo Nordisk A/S (Denmark) (Class B Stock)	262,946	10,959,252
Pfizer, Inc.	41,798	1,415,698
Sanofi (France)	189,690	14,445,146
Shionogi & Co. Ltd. (Japan)	173,700	8,899,264
Teligent, Inc.*(a)	71,800	545,680
Teva Pharmaceutical Industries Ltd. (Israel)	11,643	540,409

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel), ADR	360,560	$16,589,366

		160,182,400

Professional Services — 0.7%
Capita PLC (United Kingdom)	212,145	1,837,740
CBIZ, Inc.*	121,460	1,359,137
Huron Consulting Group, Inc.*	17,600	1,051,776
ICF International, Inc.*	40,900	1,812,688
ManpowerGroup, Inc.	65,449	4,729,345
Meitec Corp. (Japan)	48,600	1,711,891
Recruit Holdings Co. Ltd. (Japan)	87,000	3,549,008
RELX NV (United Kingdom)	156,382	2,797,187
RELX PLC (United Kingdom)	120,700	2,288,880
SAI Global Ltd. (Australia)	202,859	724,683
SEEK Ltd. (Australia)	254,019	3,045,194
SThree PLC (United Kingdom)	67,810	218,964
Teleperformance (France)	18,800	2,005,427
Verisk Analytics, Inc. (Class A Stock)*	33,000	2,682,240
Wolters Kluwer NV (Netherlands)	75,222	3,215,848

		33,030,008

Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management, Inc.	98,200	1,031,100
Armada Hoffler Properties, Inc.	97,054	1,300,523
Boardwalk Real Estate Investment Trust (Canada)(a)	13,600	536,453
Boston Properties, Inc.	42,202	5,751,711
CapitaLand Commercial Trust (Singapore)	1,459,300	1,706,716
CoreSite Realty Corp.(a)	14,670	1,086,167
Daiwa Office Investment Corp. (Japan)	160	981,545
DCT Industrial Trust, Inc.	106,914	5,190,675
Dream Industrial Real Estate Investment Trust (Canada)	20,800	124,456
Equity LifeStyle Properties, Inc.	19,730	1,522,761
Eurocommercial Properties NV (Netherlands)	17,002	767,733
Extra Space Storage, Inc.(a)	25,800	2,048,778
Forest City Realty Trust, Inc. (Class A Stock)	57,640	1,333,213
Fortune Real Estate Investment Trust (Hong Kong)	479,000	601,942
Goodman Group (Australia)	81,537	456,990
Great Portland Estates PLC (United Kingdom)	72,541	594,877
Hansteen Holdings PLC (United Kingdom)	288,707	434,467
Investa Office Fund (Australia)	143,399	503,282
Mack-Cali Realty Corp.	62,800	1,709,416
Medical Properties Trust, Inc.	81,900	1,209,663
Merlin Properties Socimi SA (Spain)*	49,200	582,586
Mirvac Group (Australia)	1,846,562	3,183,470
Nippon Prologis REIT, Inc. (Japan)	1,139	2,880,813
NorthStar Realty Europe Corp.	9,116	99,820
NorthStar Realty Finance Corp.	48,250	635,453
Pennsylvania Real Estate Investment Trust	42,400	976,472
Potlatch Corp.	22,200	863,358
Public Storage	12,100	2,699,994
Redwood Trust, Inc.	58,080	822,413
Segro PLC (United Kingdom)	195,597	1,149,141
Sun Communities, Inc.	15,900	1,247,832
UDR, Inc.(a)	135,704	4,883,987

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Urban Edge Properties	20,800	$585,312
Ventas, Inc.(a)	49,410	3,489,828
Warehouses De Pauw CVA (Belgium)	7,114	707,195

		53,700,142

Real Estate Management & Development — 0.7%
Ayala Land, Inc. (Philippines)	800,000	651,129
Castellum AB (Sweden)	114,450	1,714,686
Cheung Kong Property Holdings Ltd. (Hong Kong)	643,864	4,736,170
Daito Trust Construction Co. Ltd. (Japan)	46,900	7,501,166
Deutsche Wohnen AG (Germany)	118,654	4,317,616
Goldcrest Co. Ltd. (Japan)	21,300	349,967
Grand City Properties SA (Germany)	43,960	860,707
Hysan Development Co. Ltd. (Hong Kong)	1,271,000	5,980,128
Leopalace21 Corp. (Japan)	561,700	3,712,137
Mitsui Fudosan Co. Ltd. (Japan)	148,000	3,148,613
PSP Swiss Property AG (Switzerland)	5,052	481,401
Sino Land Co. Ltd. (Hong Kong)	1,166,000	2,078,195
Tokyo Tatemono Co. Ltd. (Japan)	75,200	904,594

		36,436,509

Retail REIT’s
Westfield Corp. (Australia)	248,489	1,859,345

Road & Rail — 0.2%
ComfortDelGro Corp. Ltd. (Singapore)	2,319,900	4,798,680
Covenant Transportation Group, Inc. (Class A Stock)*	23,000	444,590
East Japan Railway Co. (Japan)	26,200	2,364,918
Genesee & Wyoming, Inc. (Class A Stock)*	6,310	435,075
Heartland Express, Inc.(a)	63,200	1,193,216
MTR Corp. Ltd. (Hong Kong)	145,500	804,037
Roadrunner Transportation Systems, Inc.*	9,300	74,214

		10,114,730

Semiconductors & Semiconductor Equipment — 1.1%
Ambarella, Inc.*(a)	10,200	750,822
Applied Materials, Inc.	146,458	4,415,709
Cavium, Inc.*	49,590	2,886,138
Dialog Semiconductor PLC (United Kingdom)*	68,456	2,640,127
Disco Corp. (Japan)	13,300	1,575,196
Lam Research Corp.(a)	53,900	5,104,869
Maxim Integrated Products, Inc.	73,322	2,927,747
Monolithic Power Systems, Inc.	99,578	8,016,029
NXP Semiconductors NV (Netherlands)*	35,010	3,571,370
QUALCOMM, Inc.	142,293	9,747,071
SK Hynix, Inc. (South Korea)	89,754	3,294,865
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,338,000	7,864,956
Tokyo Electron Ltd. (Japan)	34,900	3,084,601
Vanguard International Semiconductor Corp. (Taiwan)	225,000	422,719

		56,302,219

Software — 1.8%
Adobe Systems, Inc.*	53,164	5,770,421
Callidus Software, Inc.*	73,860	1,355,331
Capcom Co. Ltd. (Japan)	34,700	853,723
Citrix Systems, Inc.*	63,912	5,446,581
Constellation Software, Inc. (Canada)	3,100	1,397,463

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Dell Technologies, Inc. - VMware, Inc. (Class V Stock)*	4,873	$232,929
Ebix, Inc.(a)	16,400	932,340
Fidessa Group PLC (United Kingdom)	15,953	496,791
Imperva, Inc.*	12,600	676,746
Micro Focus International PLC (United Kingdom)	46,900	1,334,972
Microsoft Corp.	226,632	13,054,003
Mobileye NV*(a)	76,700	3,265,119
NCSoft Corp. (South Korea)	8,120	2,190,377
Nintendo Co. Ltd. (Japan)	12,000	3,213,032
Oracle Corp.	228,766	8,985,928
Park City Group, Inc.*	33,700	397,660
Paycom Software, Inc.*(a)	36,600	1,834,758
Playtech PLC (United Kingdom)	46,413	547,755
salesforce.com, Inc.*	139,542	9,953,531
SAP SE (Germany)	161,016	14,725,373
SDL PLC (United Kingdom)	45,749	275,347
Square Enix Holdings Co. Ltd. (Japan)	95,000	3,275,892
Synchronoss Technologies, Inc.*	104,200	4,290,956
Take-Two Interactive Software, Inc.*(a)	22,000	991,760
TiVo Corp.*	45,670	889,652
Trend Micro, Inc. (Japan)	107,200	3,739,689
Tyler Technologies, Inc.*	9,900	1,695,177

		91,823,306

Specialty Retail — 1.1%
AutoZone, Inc.*(a)	8,476	6,512,450
Burlington Stores, Inc.*	5,900	478,018
Dixons Carphone PLC (United Kingdom)	376,985	1,800,643
Dufry AG (Switzerland)*	10,662	1,336,705
Foot Locker, Inc.	47,800	3,237,016
Home Depot, Inc. (The)	131,298	16,895,427
Industria de Diseno Textil SA (Spain)	145,048	5,378,102
L Brands, Inc.	12,300	870,471
Nitori Holdings Co. Ltd. (Japan)	62,500	7,492,048
Ross Stores, Inc.	118,781	7,637,618
Sac’s Bar Holdings, Inc. (Japan)	38,300	412,197
Seobu T&D (South Korea)*	36,519	640,914
USS Co. Ltd. (Japan)	135,900	2,300,040
Xebio Holdings Co. Ltd. (Japan)	20,000	299,560

		55,291,209

Technology Hardware, Storage & Peripherals — 1.1%
Advantech Co. Ltd. (Taiwan)	237,000	2,039,907
Apple, Inc.	331,898	37,521,069
Electronics For Imaging, Inc.*(a)	32,660	1,597,727
HP, Inc.	401,823	6,240,311
Lenovo Group Ltd. (China)	2,002,000	1,336,228
Samsung Electronics Co. Ltd. (South Korea)	5,308	7,732,495

		56,467,737

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	51,348	8,930,720
Carter’s, Inc.	7,800	676,338
Deckers Outdoor Corp.*(a)	11,900	708,645
Eclat Textile Co. Ltd. (Taiwan)	170,321	2,040,671
Fila Korea Ltd. (South Korea)	8,147	707,608
Gildan Activewear, Inc. (Canada) (TSX)	78,200	2,183,961
Gildan Activewear, Inc. (Canada) (XLON)	20,800	581,360

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hermes International (France)	5,349	$2,177,650
NIKE, Inc. (Class B Stock)	63,440	3,340,116
Oxford Industries, Inc.	11,900	805,630
Pandora A/S (Denmark)	32,570	3,944,868
Skechers U.S.A., Inc. (Class A Stock)*	26,250	601,125
Steven Madden Ltd.*	42,370	1,464,307
Ted Baker PLC (United Kingdom)	12,400	395,980
VF Corp.	32,320	1,811,536
Wolverine World Wide, Inc.(a)	35,200	810,656
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	648,500	2,680,150

		33,861,321

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	34,447	1,138,726
Beneficial Bancorp, Inc.	64,200	944,382
Entegra Financial Corp.*	19,100	350,676
Essent Group Ltd. (Bermuda)*	42,900	1,141,569
EverBank Financial Corp.	78,250	1,514,920
Kearny Financial Corp.	92,300	1,256,203
NMI Holdings, Inc. (Class A Stock)*	63,800	486,156
PB Bancorp, Inc.	43,400	376,712
TFS Financial Corp.	59,250	1,055,243

		8,264,587

Tobacco — 1.2%
Altria Group, Inc.	280,370	17,727,795
British American Tobacco PLC (United Kingdom)	105,699	6,741,029
Imperial Brands PLC (United Kingdom)	254,527	13,100,594
Japan Tobacco, Inc. (Japan)	306,800	12,558,928
Reynolds American, Inc.	181,730	8,568,569
Vector Group Ltd.(a)	34,424	741,149

		59,438,064

Trading Companies & Distributors — 0.4%
Applied Industrial Technologies, Inc.	17,500	817,950
Brammer PLC (United Kingdom)	62,482	97,492
Fly Leasing Ltd. (Ireland), ADR	59,000	683,810
iMarketKorea, Inc. (South Korea)	32,957	386,308
Inaba Denki Sangyo Co. Ltd. (Japan)	19,800	715,694
MISUMI Group, Inc. (Japan)	320,300	6,019,304
Mitsubishi Corp. (Japan)	103,000	2,347,995
Ramirent OYJ (Finland)	77,800	627,376
Rexel SA (France)	223,405	3,422,219
Wolseley PLC (Switzerland)	72,187	4,059,957

		19,178,105

Transportation Infrastructure — 0.2%
BBA Aviation PLC (United Kingdom)	337,180	1,091,346
DP World Ltd. (United Arab Emirates)	43,589	826,012
Kamigumi Co. Ltd. (Japan)	529,000	4,614,977
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	63,970	688,668
SATS Ltd. (Singapore)	391,800	1,432,179
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	924,000	975,395

		9,628,577

Water Utilities — 0.1%
American Water Works Co., Inc.	43,820	3,279,489

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Beijing Enterprises Water Group Ltd. (China)*	982,000	$669,453
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	50,300	467,558
CT Environmental Group Ltd. (China)	4,554,000	1,328,329
Pennon Group PLC (United Kingdom)	23,318	269,601

		6,014,430

Wireless Telecommunication Services — 0.7%
China Mobile Ltd. (China)	102,400	1,257,919
Far EasTone Telecommunications Co. Ltd. (Taiwan)	308,000	728,245
Intouch Holdings PCL (Thailand)	344,700	537,445
KDDI Corp. (Japan)(a)	357,900	11,088,462
Mobile TeleSystems PJSC (Russia)*	200,940	728,498
Rogers Communications, Inc. (Canada) (Class B Stock)	65,000	2,757,651
SoftBank Group Corp. (Japan)	95,000	6,156,818
StarHub Ltd. (Singapore)	737,300	1,861,717
Vodafone Group PLC (United Kingdom)	3,658,419	10,492,017

		35,608,772

TOTAL COMMON STOCKS (cost $2,712,172,170)		2,851,941,362

EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI Emerging Markets Index Fund(a)	96,000	3,595,200
iShares MSCI India ETF	533,000	15,675,530

TOTAL EXCHANGE TRADED FUNDS (cost $19,051,540)		19,270,730

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	32,028	4,219,147

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	241,780	2,225,879
Itau Unibanco Holding SA (Brazil) (PRFC)	210,120	2,309,792

		4,535,671

Chemicals — 0.1%
FUCHS PETROLUB SE (Germany) (PRFC)	22,600	1,031,840
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	94,686	2,562,875

		3,594,715

Machinery
Jungheinrich AG (Germany) (PRFC)	66,100	2,237,232

Metals & Mining
Vale SA (Brazil) (PRFC)	194,500	925,208
Vale SA (Brazil) (PRFC ADR)	77,500	365,025

		1,290,233

TOTAL PREFERRED STOCKS (cost $14,612,715)		15,876,998

	Units	Value
PARTICIPATORY NOTES†
Food Products
Wuliangye Yibin Co. Ltd. (China), expiring 03/07/22* (cost $754,530)	146,400	$732,824

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities — 0.5%
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19	1,161	1,165,193
American Credit Acceptance Receivables Trust,
Series 2015-3, Class A, 144A
1.950%	09/12/19	814	816,124
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-2A, Class A, 144A
2.802%	05/20/18	700	703,853
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	1,057	1,061,640
CarFinance Capital Auto Trust,
Series 2014-1A, Class A, 144A
1.460%	12/17/18	137	137,342
Citi Held For Asset Issuance,
Series 2015-PM2, Class A, 144A
2.350%	03/15/22	746	746,019
Series 2015-PM3, Class A, 144A
2.560%	05/16/22	393	393,598
CPS Auto Receivables Trust,
Series 2014-A, Class A, 144A
1.210%	08/15/18	261	260,886
Series 2015-C, Class A, 144A
1.770%	06/17/19	2,291	2,297,143
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	1,680	1,685,405
Exeter Automobile Receivables Trust,
Series 2015-2A, Class A, 144A
1.540%	11/15/19	1,287	1,285,433
Flagship Credit Auto Trust,
Series 2015-3, Class A, 144A
2.380%	10/15/20	819	823,999
Series 2016-1, Class A, 144A
2.770%	12/15/20	2,657	2,682,736
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,453,712
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,214,263
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	975,489
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	849,165
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 144A
1.650%	05/15/20	960	959,483
Nationstar HECM Loan Trust,
Series 2015-2A, Class A, 144A
2.883%	11/25/25	742	742,187

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2016-1A, Class A, 144A^
2.981%	02/25/26	664	$663,956
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	234	233,721
Santander Drive Auto Receivables Trust,
Series 2014-4, Class B
1.820%	05/15/19	695	696,157
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	1,480	1,484,879
Verizon Owner Trust,
Series 2016-1A, Class A, 144A
1.420%	01/20/21	917	919,110
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2, 144A
1.400%	07/22/19	621	620,488

			25,871,981

Residential Mortgage-Backed Securities
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2
0.815%(c)	08/25/36	2,100	2,044,446
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55	363	363,682

			2,408,128

TOTAL ASSET-BACKED SECURITIES (cost $28,046,400)			28,280,109

BANK LOANS(c) — 1.8%
Aerospace & Defense
Camp International Holding Co.,
Initial Term Loan (First Lien)
4.750%	08/11/23	185	184,630
Initial Term Loan (Second Lien)
8.250%	08/11/24	20	20,000
Doncaster,
Term Loan B
4.500%	04/09/20	183	181,065
Transdigm, Inc.,
Term Loan B (First Lien)
4.750%	08/20/19	372	368,165
Term Loan C
3.838%	02/28/20	585	585,156
Tranche Term Loan F
3.750%	06/09/23	249	249,167

			1,588,183

Beverages
Blue Ribbon LLC,
Initial Term Loan (First Lien)
5.000%	11/15/21	453	455,496

Biotechnology
AMAG Pharmaceuticals, Inc.,
Initial Term Loan^
4.750%	08/17/21	311	310,577

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Building Materials
Avantor Performance Materials Holdings, Inc.,
Initial Term Loan (First Lien)
6.000%	06/21/22	108	$107,739
6.000%	06/21/22	27	27,542
INEOS Styrolution Group,
2021 Dollar Term Loan
4.750%	09/15/21	105	105,985

			241,266

Building Products
Builders FirstSource, Inc.,
Initial Term Loan
4.750%	07/31/22	195	196,239
Jeld-Wen, Inc.,
Term Loan B-1
4.750%	07/01/22	124	124,369
Royal Holdings,
Initial Term Loan (First Lien)
4.500%	06/20/22	212	212,896
Initial Term Loan (Second Lien)
8.500%	06/19/23	125	123,125

			656,629

Capital Markets
Erie Acquisition Holdings, Inc.,
Term Loan (First Lien)^
5.750%	03/01/23	224	222,196
Gemini HDPE LLC,
Advance Term Loan
4.750%	08/06/21	402	403,817

			626,013

Chemicals — 0.1%
A. Schulman, Inc.,
Initial US Term Loan B
4.000%	06/01/22	92	92,063
American Rock Salt Co. LLC,
Closing Date Term Loan
4.750%	05/20/21	484	465,219
Candy Intermediate Holdings, Inc.,
Term Loan B (First Lien)
5.500%	06/15/23	224	225,279
Chromaflo Technologies Corp.,
Term Loan B (First Lien)^
4.500%	12/02/19	246	244,970
Kraton Polymers LLC,
Initial Term Loan
6.000%	10/02/20	495	494,618
6.000%	01/06/22	550	553,523
Kronos, Inc.,
Incremental Term Loan (First Lien)
4.500%	10/30/19	648	648,823
Initial Term Loan (Second Lien)
9.750%	04/30/20	630	641,157
MacDermid, Inc.,
Tranche Term Loan B-2
5.500%	06/07/20	246	245,757
Tranche Term Loan B-3
5.500%	06/07/20	372	371,759

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Metal Services LLC,
Tranche Term Loan B-2
8.500%	06/30/19	122	$119,729
Orion Engineered Carbons GmbH,
Initial Dollar Term Loan
4.750%	07/25/21	422	422,103
Trinseo Materials Operating SCA,
Term Loan B
4.250%	10/13/21	163	163,426
Tronox, Inc.,
Term Loan B
4.500%	03/19/20	242	239,154

			4,927,580

Commercial Services
ABB/Con-Cise Optical Group LLC,
Initial Term Loan (First Lien)
6.000%	06/15/23	200	201,000
ExamWorks Group, Inc.,
Initial Term Loan
4.750%	07/27/23	75	75,352
Garda World Security Corp.,
Delayed Draw Term Loan B
4.000%	11/06/20	37	36,444
Term Loan B
4.000%	10/18/20	212	209,798
Syniverse Holdings, Inc.,
Tranche Term Loan B
4.000%	04/23/19	190	167,517

			690,111

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19	403	403,349
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan
4.750%	11/26/20	366	360,979
Brickman Group Ltd. LLC (The),
Initial Term Loan (First Lien)
4.000%	12/18/20	123	122,955
EWT Holdings III Corp.,
2016 Incremental Term Loan (Term Loan)^
5.500%	01/15/21	184	184,535
Harland Clarke Holdings Corp.,
Tranche Term Loan B-4
6.993%	08/04/19	444	434,695
KAR Auction Services, Inc.,
Tranche Term Loan B-3
4.375%	03/09/23	179	181,451
Laureate Education, Inc.,
Extended Term Loan (2021 Series)
8.157%	03/17/21	976	969,113
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	948	940,156
Trans Union LLC,
2015 Term Loan B-2
3.588%	04/09/21	492	493,659

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies (cont’d.)
UFC Holdings LLC,
Term Loan (First Lien)
5.000%	08/03/23	375	$377,076
8.500%	08/03/24	75	75,415

			4,543,383

Consumer Products
Chobani LLC,
Closing Date Term Loan (First Lien)^
5.250%	09/30/23	180	179,100

Consumer Services
CoinStar,
Term Loan (First Lien)
5.250%	09/26/23	180	181,053
Term Loan B (Second Lien)
9.750%	09/26/24	60	60,351
Uber Technologies, Inc.,
Term Loan
5.000%	07/13/23	220	219,954

			461,358

Containers & Packaging — 0.1%
Anchor Glass Container Corp.,
Term Loan B
4.750%	07/01/22	430	432,355
Berlin Packaging LLC,
Initial Term Loan (First Lien)
4.500%	10/01/21	490	491,019
Initial Term Loan (Second Lien)
7.750%	09/30/22	250	250,938
Berry Plastics Corp.,
Term Loan D
3.500%	02/08/20	466	466,583
Term Loan G
3.500%	01/06/21	453	452,930
BWay Intermediate Co., Inc.,
Initial Term Loan
5.500%	08/14/20	458	459,888
Caraustar Industries, Inc.,
Incremental Term Loan
8.000%	05/01/19	240	241,778
Consolidated Container Co. LLC,
New Term Loan
5.000%	07/03/19	124	123,729
Term Loan B
7.750%	01/03/20	750	721,875
Hilex Novolex,
Term Loan (First Lien)
6.000%	12/05/21	369	371,684
Nexeo Solutions LLC,
Initial Term Loan^
5.250%	06/09/23	75	75,280
Printpack Holdings, Inc.,
New Term Loan^
5.000%	07/26/23	90	90,788

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Containers & Packaging (cont’d.)
Signode Industrial Group Lux SA,
Initial Term Loan B
3.750%	05/01/21	259	$257,947

			4,436,794

Distributors
Aramark Corp.,
US Term Loan F
3.338%	02/24/21	484	485,630

Diversified Consumer Services
Bright Horizons Family Solutions LLC,
Term Loan B-1
4.250%	01/30/20	246	246,393
Houghton Mifflin Harcourt Co.,
Term Loan
4.000%	05/28/21	370	367,690
KC MergerSub, Inc.,
Initial Term Loan (First Lien)^
6.000%	08/12/22	372	373,266
Initial Term Loan (Second Lien)^
10.250%	08/11/23	75	73,125
Nord Anglia Education Finance LLC,
Initial Term Loan^
5.000%	03/31/21	479	479,869
Servicemaster Co. LLC (The),
Initial Term Loan
4.250%	07/01/21	242	244,211

			1,784,554

Diversified Financial Services
Fly Funding II,
Term Loan
3.540%	08/09/19	466	466,187
Gulf Finance LLC,
Tranche Term Loan B
6.250%	08/17/23	250	242,187
IBC Capital I Ltd.,
Initial Term Loan (First Lien)
4.985%	09/09/21	409	368,919

			1,077,293

Diversified Telecommunication Services — 0.1%
Fairpoint Communications, Inc.,
Term Loan
7.500%	02/14/19	367	367,080
Level 3 Financing, Inc.,
2020 Tranche Term Loan B
4.000%	01/15/20	400	401,875
Mitel US Holdings, Inc.,
2015 Term Loan
5.500%	04/29/22	161	162,367
Numericable US LLC,
Term Loan B-7
5.002%	01/15/24	394	396,598
USD Term Loan B-6
4.752%	02/10/23	124	125,567
Securus Technologies Holdings, Inc.,
2015 Incremental Term Loan (Term Loan)
5.250%	04/30/20	25	24,433

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Telecommunication Services (cont’d.)
Initial Term Loan (First Lien)
4.750%	04/30/20	486	$478,773
Initial Term Loan (Second Lien)
9.000%	04/30/21	125	123,086
Virgin Media Investment Holdings Ltd.,
Facility Loan F
3.649%	06/30/23	337	337,783

			2,417,562

Electric
Dayton Power & Light Co. (The),
Term Loan^
4.000%	08/18/22	125	126,250
Texas Competitive Electric Holdings Co. LLC,
Term Loan C
5.000%	10/31/17	46	13,472
TXU,
Term Loan
5.000%	10/31/17	204	59,067
Ventia Midco PTY LTD,
2016 Refinancing Term Loan B^
5.000%	05/21/22	172	172,520
Vertiv Co.,
Term Loan^
— %(p)	09/30/23	240	232,800

			604,109

Electric Utilities — 0.1%
Alinta Energy Finance Pty Ltd.,
Delayed Draw Term Loan^
6.375%	08/13/18	15	14,605
Term Loan B^
6.375%	08/13/19	220	219,723
Empire Generating Co. LLC,
Advance Term Loan B^
5.250%	03/12/21	258	219,039
Advance Term Loan C^
5.250%	03/12/21	20	17,424
Energy Future Intermediate Holding Co. LLC,
Term Loan
4.250%	12/19/16	315	315,656
Essential Power LLC,
Term Loan
4.750%	08/08/19	478	475,108
ExGen Texas Power LLC,
Term Loan
5.750%	09/18/21	144	117,509
InterGen NV,
Advance Term Loan
5.500%	06/12/20	487	458,161
Longview Power LLC,
Advance Term Loan B^
7.000%	04/13/21	247	214,781
Middle River Power LLC,
Term Loan^
— %(p)	09/29/22	200	188,000

			2,240,006

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electrical Equipment
AlixPartners LLP,
Initial Term Loan
4.500%	07/15/22	213	$212,939
Initial Term Loan (First Lien)
6.500%	10/20/22	249	250,622

			463,561

Electronic Equipment, Instruments & Components
Cable & Wireless Security Systems,
Term Loan B-1
5.588%	01/03/23	69	69,223
Term Loan B-2
5.830%	01/03/23	56	56,637
Datatel,
Closing Date Term Loan
4.750%	09/30/22	241	240,645

			366,505

Energy Equipment & Services
Cactus Wellhead LLC,
Tranche Term Loan B
7.000%	07/31/20	244	188,707
Green Energy Partners/Stonewall LLC,
Advance Conversion Term Loan B-1^
6.500%	11/13/21	345	334,650
Moxie Patriot LLC,
Advance Construction Term Loan B-1
6.750%	12/19/20	491	474,087
WireCo WorldGroup, Inc.,
Initial Term Loan (First Lien)
6.500%	07/21/23	125	125,313

			1,122,757

Food & Staples Retailing — 0.1%
Albertson’s LLC,
2016-1 Term Loan B-4
4.500%	08/25/21	1,674	1,683,061
Term Loan B-5 (Series 2016-1)
4.750%	12/21/22	150	150,841
Term Loan B-6
4.750%	06/22/23	373	376,693
BJ’s Wholesale Club, Inc.,
New 2013 Replacement Term Loan (First Lien)
4.500%	09/26/19	243	242,687
GOBP Holdings, Inc.,
Initial Term Loan (First Lien)
5.000%	10/21/21	491	488,954
KFC Holding Co.,
Term Loan B
3.281%	06/16/23	249	251,156

			3,193,392

Food Products
Advance Pierre Foods,
Effective Date Loan
4.500%	06/02/23	177	177,806
Green Mountain Coffee Roasters, Inc.,
USD Term Loan B
5.250%	03/03/23	437	442,039

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products (cont’d.)
New HB Acquisition LLC,
Term Loan B (First Lien)
4.500%	08/03/22	109	$109,386
Term Loan B (Second Lien)
8.500%	08/03/23	15	15,028
Shearer’s Foods LLC,
Term Loan (First Lien)
4.938%	06/30/21	314	310,072
Term Loan (Second Lien)
7.750%	06/30/22	340	307,700
U.S. Foods, Inc.,
Initial Term Loan
4.000%	06/27/23	249	250,978

			1,613,009

Health Care Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B
4.250%	06/20/22	138	136,795
Atlanic Power Holdings,
Term Loan
6.000%	04/13/23	234	234,662
CNT Holdings III Corp.,
Term Loan (First Lien)
5.250%	01/22/23	249	249,185
DJO Finance LLC,
Initial Term Loan
4.250%	06/08/20	357	349,615
Integra Telecom Holdings, Inc.,
Initial Term Loan (Second Lien)
9.750%	02/12/21	100	94,500
Term Loan B-1
5.250%	08/14/20	494	489,211
Lully Finance LLC,
Initial Term Loan B-1 (First Lien)
5.000%	10/17/22	367	367,207
Initial Term Loan B-1 (Second Lien)
9.500%	10/16/23	75	74,344
Tekni-Plex, Inc.,
Initial Term Loan (Second Lien)
8.750%	06/01/23	125	120,625
Tranche Term Loan B-1 (First Lien)
4.500%	06/01/22	370	368,831

			2,484,975

Health Care Providers & Services — 0.1%
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21	200	200,488
CHS/Community Health Systems, Inc.,
2019 Incremental Term Loan G
3.750%	12/31/19	272	266,505
2021 Incremental Term Loan H
4.000%	01/27/21	963	944,417
Drumm Investors LLC,
Term Loan
9.500%	05/04/18	152	149,795

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services (cont’d.)
Envision Healthcare Corp.,
Tranche Term Loan B-2
4.500%	10/28/22	248	$248,862
HCA, Inc.,
Tranche Term Loan B-7
3.588%	02/05/24	250	251,875
HCR Healthcare LLC,
Initial Term Loan^
5.000%	04/06/18	168	145,937
InVentiv Health, Inc.,
Term Loan
— %(p)	09/29/23	180	180,374
Kindred Healthcare, Inc.,
New Term Loan
4.250%	04/09/21	280	278,508
Life Time Fitness, Inc.,
Closing Date Term Loan
4.250%	06/10/22	301	301,188
Milk Specialties Co.,
Initial Term Loan
6.000%	08/04/23	130	130,487
Ortho-Clinical Diagnostics Holdings,
Initial Term Loan
4.750%	06/30/21	284	278,232
Press Ganey Holdings, Inc.,
Term Loan^
— %(p)	09/30/24	60	59,400
Term Loan (First Lien)^
4.250%	09/30/23	180	179,100
U.S. Renal Care, Inc.,
Term Loan (Second Lien)
9.000%	11/27/20^	112	89,412
9.000%	12/29/23	250	243,125
Term Loan B
5.250%	11/26/21	500	330,000
5.250%	12/30/22	645	619,380
Weight Watchers International, Inc.,
Initial Tranche Term Loan B-2
4.000%	04/02/20	304	230,821

			5,127,906

Hotels, Restaurants & Leisure — 0.2%
24 Hour Fitness USA, Inc.,
Term Loan^
4.750%	05/28/21	440	424,479
Affinity Gaming,
Term Loan (First Lien)
5.000%	07/01/23	200	199,334
American Casino & Entertainment Properties LLC,
Term Loan^
4.750%	07/07/22	92	93,136
Aristocrat Leisure Ltd.,
Term Loan B-1
3.500%	10/20/21	151	151,402
Boyd Gaming Corp.,
Term Loan B-2
3.524%	10/31/23	160	160,880

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Caesars Entertainment Resort Properties LLC,
Term Loan B
7.000%	10/11/20	849	$843,885
7.000%	05/08/21	1,271	1,252,881
CCM Merger, Inc.,
Term Loan
4.500%	08/06/21	319	319,622
CDS U.S. Intermediate Holdings, Inc.,
Initial Term Loan (Second Lien)^
9.250%	07/10/23	45	43,200
Cirque Du Soleil,
Initial Term Loan (First Lien)
5.000%	07/08/22	124	123,595
Eldorado Resorts, Inc.,
Initial Term Loan
4.250%	07/25/22	202	202,184
Extended Stay America, Inc.,
Term Loan
— %(p)	08/17/23	245	246,575
Four Seasons Holdings, Inc.,
2013 Term Loan (First Lien)
3.750%	06/27/20	196	196,759
Term Loan (Second Lien)
6.250%	12/27/20	250	250,833
Graton Economic Development Authority,
Incremental Term Loan B
4.750%	09/01/22	224	224,465
LA Fitness,
Term Loan B
6.000%	07/01/20	100	99,627
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	04/14/21	212	211,057
MGM Resorts International,
Term Loan A^
3.274%	04/23/21	165	163,350
Mohegan Tribal Gaming Authority,
Term Loan B
5.500%	06/15/18	592	590,702
5.500%	09/30/23^	175	173,250
PNK Entertainment, Inc.,
Facility Loan B
3.750%	04/28/23	209	209,375
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	247	248,118
Initial Term Loan B-2
6.000%	10/01/21	488	487,890
Station Casinos LLC,
Facility Loan B
3.750%	06/08/23	544	545,472

			7,462,071

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc.,
Term Loan
5.000%	06/27/23	375	376,823
Tranche Term Loan B-2
4.000%	04/23/20	248	248,594

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
ExGen Renewables LLC,
Term Loan
5.250%	02/06/21	413	$415,330
TerraForm AP Acquisition Holdings LLC,
Term Loan^
6.250%	06/27/22	231	228,468
Terra-Gen Finance Co. LLC,
Term Loan^
5.250%	12/09/21	240	203,036
TPF Generation Holdings LLC,
Term Loan
4.750%	12/31/17	370	367,605

			1,839,856

Insurance
AssuredPartners Capital, Inc.,
Term Loan (First Lien)
5.750%	10/21/22	323	324,232
Asurion LLC,
Incremental Tranche Term Loan B-1
5.000%	05/24/19	311	311,890
Incremental Tranche Term Loan B-4
5.000%	08/04/22	636	638,656
Term Loan (Second Lien)
8.500%	03/03/21	220	218,295
Lone Star Intermediate Super Holdings LLC,
Term Loan
10.000%	08/10/21	145	143,731

			1,636,804

Internet
Zayo Group LLC,
2021 Term Loan
3.750%	05/06/21	63	63,358

Internet & Direct Marketing Retail
J.D. Power and Associates,
Initial Term Loan (First Lien)^
5.250%	06/09/23	70	70,525

Internet Software & Services
Merrill Communications LLC,
Initial Term Loan^
6.250%	06/01/22	230	213,829
Peak 10, Inc.,
Initial Term Loan (First Lien)
5.000%	06/17/21	313	311,823
Term Loan (Second Lien)
8.250%	06/17/22	140	125,067
ProQuest LLC,
Initial Term Loan
5.750%	10/24/21	491	490,928
Trader Corp.,
Term Loan^
5.000%	08/09/23	95	94,881
TTM Technologies, Inc.,
Term Loan B^
5.250%	05/31/21	417	419,211

			1,655,739

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
IT Services
Datapipe, Inc.,
Initial Term Loan (First Lien)
5.750%	03/15/19	261	$260,299
Global Payments, Inc.,
Heartland Incremental Term Loan B
4.024%	04/22/23	219	221,233
Vertafore, Inc.,
Initial Term Loan (First Lien)
4.750%	06/30/23	200	200,406
WEX, Inc.,
Term Loan B
4.250%	06/30/23	200	201,395

			883,333

Leisure Products
SRAM LLC,
Term Loan (First Lien)^
4.000%	04/10/20	192	185,918

Lodging
Golden Nugget, Inc.,
Delayed Draw Term Loan
5.500%	11/21/19	136	136,309
Term Loan B (First Lien)
5.500%	11/06/19	317	318,053

			454,362

Machinery
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/06/21	122	121,249
SIG Combibloc Holdings SCA,
Initial Dollar Term Loan
4.250%	03/11/22	355	354,850

			476,099

Marine
Commercial Barge Line Co.,
Initial Term Loan (First Lien)
9.750%	11/12/20	210	202,812

Media — 0.2%
Acosta, Inc.,
Tranche Term Loan B-1
4.250%	09/26/21	497	471,191
Advantage Sales & Marketing, Inc.,
Initial Term Loan (First Lien)
4.250%	07/23/21	318	313,943
Term Loan (Second Lien)
7.500%	07/25/22	125	123,531
AMC Entertainment, Inc.,
Initial Term Loan
5.000%	12/15/22	124	124,926
Cengage Learning Acquisitions, Inc.,
2016 Refinancing Term Loan
5.250%	06/07/23	374	373,528
Charter Communications Operating LLC,
2016 Term Loan
3.500%	01/24/23	124	125,100
Term Loan E
3.000%	07/01/20	975	976,706

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Creative Artists Agency,
Incremental Term Loan (Third Amendment)
5.000%	12/17/21	295	$295,629
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	249	249,634
Endurance Business Media, Inc.,
Term Loan
6.000%	02/09/23	322	299,112
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	109	91,284
Hercules Achievement, Inc.,
Initial Term Loan (First Lien)
5.000%	12/10/21	369	370,104
iHeartCommunications, Inc.,
Tranche Term Loan D
7.274%	01/30/19	500	382,709
ION Media Networks, Inc.,
Term Loan B-1
4.750%	12/18/20	239	240,343
Liberty Cablevision of Puerto Rico LLC,
Initial Term Loan (Second Lien)
7.750%	07/07/23	250	237,969
Term Loan B (First Lien)
4.500%	01/07/22	125	123,229
McGraw-Hill Global Education Holdings LLC,
Term Loan B (First Lien)
5.000%	05/04/22	648	651,293
NMSC Holdings, Inc.,
Term Loan B (First Lien)^
6.000%	04/19/23	126	127,543
Prime Security,
Term Loan B (First Lien)
4.750%	05/02/22	544	548,621
Regal Cinemas Corp.,
Refinancing Term Loan
3.500%	04/01/22	104	104,443
Research Now Group, Inc.,
Term Loan (First Lien)^
5.500%	03/18/21	89	85,991
Springer Science & Business Media Finance, Inc.,
Initial Term Loan B-9
4.750%	08/14/20	493	490,917
Wide Open West Finance LLC,
Term Loan B
4.500%	08/10/23	250	248,711

			7,056,457

Metals & Mining
LBM Holdings LLC,
Initial Term Loan (First Lien)
6.250%	08/20/22	248	247,273
Peabody Energy Corp.,
Term Loan
4.250%	09/24/20	124	97,221

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Metals & Mining (cont’d.)
Zekelman Industries, Inc.,
Term Loan^
6.000%	06/14/21	374	$379,206

			723,700

Multiline Retail
Sears Roebuck Acceptance Corp.,
2015 Term Loan
5.500%	06/30/18	741	723,511

Multi-Utilities
Alliant Holdings I LLC,
Initial Term Loan
4.753%	08/12/22	495	494,460

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP,
Tranche Term Loan B^
9.250%	11/26/18	545	542,469
California Resources Corp.,
Term Loan
11.375%	12/31/21	125	131,173
Chesapeake Energy Corp.,
Term Loan A
8.500%	08/16/21	125	130,813
Chief Exploration & Development LLC,
Term Loan (Second Lien)
7.753%	05/16/21	250	227,500
CITGO Holding, Inc.,
Term Loan
9.500%	05/12/18	117	118,572
CITGO Petroleum Corp.,
Term Loan B
4.500%	07/29/21	125	123,552
Crestwood Holdings LLC,
Term Loan B-1
9.000%	06/19/19	580	534,681
Houston Fuel Oil Terminal Company,
Tranche Term Loan B^
4.250%	08/19/21	604	591,558
Murray Energy Corp.,
Term Loan B-2
8.250%	04/16/20	772	653,738
OSG Bulk Ships, Inc.,
Initial Term Loan^
5.250%	08/05/19	206	205,229
Seadrill Operating LP,
Term LoanSeadrill Operating LP
— %(p)	02/21/21	170	84,522
Southcross Holdings Borrower LP,
Initial Term Loan
5.250%	08/04/21	68	55,168

			3,398,975

Pharmaceuticals — 0.1%
Alvogen Pharma US, Inc.,
Term Loan (First Lien)
6.000%	04/01/22	261	260,780
Endo Luxembourg Finance Co.,
2015 Incremental Term Loan B
3.750%	06/27/22	372	371,257

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Horizon Pharma, Inc.,
2015 Term Loan^
4.500%	05/07/21	356	$352,374
Pharmaceutical Product Development, Inc.,
Initial Term Loan
4.250%	08/18/22	245	245,364
Valeant Pharmaceuticals International, Inc.,
Tranche Term Loan A (Series A-3)
4.280%	10/20/18	75	75,077
Tranche Term Loan B (Series D-2)
5.000%	02/13/19	450	448,582
Tranche Term Loan B (Series E-1)
5.250%	08/05/20	582	581,898
Tranche Term Loan B (Series F-1)
5.500%	04/01/22	287	287,411
Vizient, Inc.,
Initial Term Loan
6.250%	02/13/23	330	333,107

			2,955,850

Pipelines
Energy Transfer Equity LP,
2015 Term Loan
4.042%	12/02/19	80	79,880

Professional Services
Ceridian HCM Holding Inc.,
Initial Term Loan
4.500%	09/15/20	342	334,480

Real Estate Investment Trusts (REITs)
Americold Realty Operating Partnership LP,
Initial Term Loan^
5.750%	12/01/22	145	145,722
Communications Sales & Leasing, Inc.,
Term Loan
5.000%	10/24/22	248	248,489
iStar, Inc.,
Term Loan
5.500%	07/01/20	125	126,166
NorthStar Asset Management Group, Inc.,
Initial Term Loan
4.627%	01/30/23	199	200,133
Onex TSG Holdings II Corp.,
Initial Term Loan (First Lien)
5.000%	07/29/22	292	292,883

			1,013,393

Real Estate Management & Development
DTZ Worldwide Ltd.,
Additional Term Loan 2015-1
4.250%	11/04/21	737	735,387
Initial Term Loan (Second Lien)
9.250%	11/04/22	125	125,313
Henry Co.,
Initial Term Loan^
5.500%	09/30/23	100	99,500
Multiplan, Inc.,
Initial Term Loan
5.000%	06/07/23	191	193,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate Management & Development (cont’d.)
Realogy Corp.,
Term Loan B (First Lien)
3.750%	07/14/21	229	$230,737
Wash MultiFamily Acquisition, Inc.,
Initial US Term Loan (First Lien)^
4.250%	05/04/22	411	410,744
Initial US Term Loan (Second Lien)^
8.000%	05/12/23	35	35,000

			1,830,337

Retail
Harbor Freight Tools USA, Inc.,
2016 Initial Term Loan B
4.000%	08/16/23	275	276,375
JC Penney Corp., Inc.,
2016 Term Loan
5.250%	06/23/23	745	748,107
Landry’s, Inc.,
Term Loan B
4.000%	09/19/23	300	301,500

			1,325,982

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Loan B-3
3.524%	02/01/23	227	229,989
Cavium, Inc.,
Initial Term Loan B^
3.750%	08/10/22	135	136,013
Micro Holding LP,
Closing Date Term Loan B
3.750%	01/15/23	103	103,797
Micron Technology, Inc.,
Term Loan
6.530%	04/26/22	100	100,783
NXP BV,
Tranche Term Loan F
3.405%	12/07/20	133	133,842

			704,424

Software — 0.1%
Avast Software,
Initial Dollar Term Loan
5.000%	08/03/22	365	366,521
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	150	143,325
Camelot U.S. Acquisition 1 Co.,
Initial Term Loan
4.750%	09/16/23	275	275,086
Eagle Parent, Inc.,
Term Loan B
4.750%	06/01/22	370	363,986
First Data Corp.,
2022 Dollar Term Loan
4.275%	07/08/22	250	250,664
JDA Software Group, Inc.,
Initial Term Loan
4.500%	09/22/23	250	248,750

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Term Loan B (First Lien)
3.750%	12/21/18	35	$34,804
JLL/Delta Dutch Newco BV,
Initial Dollar Term Loan
4.250%	03/11/21	489	487,935
Landesk Software,
Term Loan (First Lien)
5.500%	09/19/22	180	181,125
Lawson Software, Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	373	370,314
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
8.000%	04/11/22	175	174,125
Initial Term Loan (Second Lien)
4.500%	04/09/21	508	496,486
SolarWinds Holdings, Inc.,
Term Loan
5.500%	02/03/23	299	301,943
Solera LLC/Solera Finance, Inc.,
Dollar Term Loan
5.750%	03/03/23	249	251,121

			3,946,185

Specialty Retail — 0.1%
Academy Ltd./Academy Finance Corp.,
Initial Term Loan
5.000%	07/01/22	350	341,603
Bass Pro Group LLC,
2015 New Term Loan
4.000%	06/05/20	248	247,648
David’s Bridal, Inc.,
Initial Term Loan
5.000%	10/11/19	124	116,572
J. Crew Group, Inc.,
Initial Term Loan
4.000%	03/05/21	265	208,510
Party City Holdings, Inc.,
Term Loan
4.490%	08/06/22	366	367,129
Petco Animal Supplies, Inc.,
Tranche Term Loan B
5.000%	01/26/23	498	501,859
Petsmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22	617	617,959
Sports Authority, Inc. (The),
Term Loan B
— %(p)	11/16/17	391	84,073

			2,485,353

Technology Hardware, Storage & Peripherals
Abacus Innovations Corp.,
Term Loan
5.500%	07/25/21	101	69,668
Term Loan B
3.274%	08/16/23	125	125,625

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Compuware Corp.,
Tranche Term Loan B-2 (First Lien)
6.250%	12/15/21	180	$179,060

			374,353

Telecommunications
Polycom,
Term Loan
— %(p)	09/29/23^	225	216,563
Xplornet Communications, Inc.,
Term Loan B
7.000%	09/06/21^	125	125,625

			342,188

Textiles, Apparel & Luxury Goods
Samsonite International,
Initial Tranche Term Loan B
4.000%	04/30/23	80	80,550

Tobacco
Reynolds Group Holdings, Inc.,
Term Loan
— %(p)	12/01/18^	250	249,688
US Term Loan
4.250%	02/04/23	285	285,745

			535,433

Trading Companies & Distributors
GYP Holdings III Corp.,
New Incremental Term Loan (First Lien)^
4.500%	04/01/21	321	315,255
Univar USA, Inc.,
Initial Dollar Term Loan
4.250%	06/24/22	124	123,724

			438,979

Transportation
Navios Maritime Partners LP (Mauritania),
Term Loan
5.250%	06/27/18^	117	106,836

Transportation Infrastructure
Lineage Logistics LLC,
Term Loan
4.500%	04/07/21^	488	480,835

Wireless Telecommunication Services — 0.1%
Dell International LLC,
Term Loan B
4.000%	09/27/22	225	223,031
4.000%	06/02/23	250	251,354
Digicel International Finance Ltd.,
Tranche Term Loan D-1^
4.125%	03/31/17	17	16,209
Tranche Term Loan D-2
4.131%	03/31/19^	266	252,935
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19	949	902,355

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Wireless Telecommunication Services (cont’d.)
LTS Buyer LLC,
Term Loan B (First Lien)
4.088%	04/13/20	804	$802,502

			2,448,386

TOTAL BANK LOANS (cost $89,810,462)			88,909,173

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.723%(c)	06/10/49	807	816,769
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	1,019	1,051,602
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-PW14, Class A1A
5.189%	12/11/38	192	191,703
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class A, 144A
1.924%(c)	12/15/27	2,640	2,642,769
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	722	745,612
Series 2015-SMRT, Class D, 144A
3.768%	04/10/28	720	734,502
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%	10/15/49	214	213,534
Commercial Mortgage Trust,
Series 2006-C8, Class A1A
5.292%	12/10/46	142	141,450
Series 2014-CR15, Class A2
2.928%	02/10/47	923	949,413
Series 2014-CR19, Class XA, IO
1.431%(c)	08/10/47	5,366	335,766
Series 2014-CR20, Class XA, IO
1.344%(c)	11/10/47	4,529	296,937
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	987,204
Series 2014-UBS4, Class XA, IO
1.255%(c)	08/10/47	7,544	485,483
Series 2014-UBS6, Class XA, IO
1.207%(c)	12/10/47	3,038	177,661
Credit Suisse Mortgage Capital Certificates,
Series 2015-TOWN, Class A, 144A
1.774%(c)	03/15/17	3,042	3,040,659
Series 2015-TOWN, Class B, 144A
2.424%(c)	03/15/17	274	268,850
Series 2015-TOWN, Class C, 144A
2.774%(c)	03/15/17	267	261,051
Series 2015-TOWN, Class D, 144A
3.724%(c)	03/15/17	404	395,579
FHLMC Multifamily Structured Pass-Through Certificates,
Series K716, Class A2
3.130%	06/25/21	2,186	2,337,234
Series K717, Class A2
2.991%	09/25/21	1,200	1,277,529

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A1A
5.483%(c)	12/10/49	789	$795,682
GS Mortgage Securities Trust,
Series 2014-GSFL, Class A, 144A
1.524%(c)	07/15/31	699	698,963
Series 2015-GC34, Class XA, IO
1.528%(c)	10/10/48	4,177	378,104
Hilton USA Trust,
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,077	1,077,237
Hyatt Hotel Portfolio Trust,
Series 2015-HYT, Class A, 144A
1.781%(c)	11/15/29	1,314	1,315,031
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XA, IO
1.837%(c)	06/15/45	11,838	735,454
Series 2014-BXH, Class A, 144A
1.424%(c)	04/15/27	2,000	1,958,389
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.114%(c)	07/15/44	4,946	5,075,099
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	793	821,371
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.301%(c)	10/15/48	4,777	357,353
Morgan Stanley Capital I Trust,
Series 2007-T27, Class A1A
5.818%(c)	06/11/42	910	930,538
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	801,274
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class A1A
5.297%	11/15/48	3,706	3,710,733
Series 2007-C30, Class A5
5.342%	12/15/43	9,115	9,173,161
Series 2007-C31, Class A4
5.509%	04/15/47	7,492	7,560,017
Series 2007-C33, Class A4
6.158%(c)	02/15/51	7,877	7,975,080
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.270%(c)	11/15/48	4,472	332,697

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,998,649)			61,047,490

CORPORATE BONDS — 10.4%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,074,752
3.800%	10/07/24	963	1,016,948
4.750%	10/07/44	208	229,986

			2,321,686

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	$1,822,026
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	983,726
3.500%	06/15/22	710	762,311
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	503,437
3.750%	07/21/22	1,215	1,289,260
4.250%	07/21/25	500	547,001
Reynolds American, Inc.,
Gtd. Notes
3.250%	06/12/20	303	318,777
4.000%	06/12/22	945	1,026,607
4.450%	06/12/25	987	1,101,221
5.700%	08/15/35	391	483,270
5.850%	08/15/45	1,000	1,300,108

			10,137,744

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.700%	09/09/21	1,148	1,140,384
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	2,400	2,436,096
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	906	938,616
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19	1,000	1,015,684
3.000%	06/12/17	1,000	1,010,568
4.250%	09/20/22	1,200	1,298,436
5.875%	08/02/21	750	856,133
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	93,146
5.200%	04/01/45	1,202	1,250,297
6.600%	04/01/36	380	457,209
6.750%	04/01/46	217	272,048
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18	960	966,929
3.150%	01/15/20	950	968,015
3.200%	07/13/20	900	921,553
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	2,065	2,100,865
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20	1,060	1,098,430
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	1,730	1,734,652

			18,559,061

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks — 2.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	01/15/19	4,700	$4,791,730
4.125%	01/22/24	1,500	1,626,744
Sub. Notes
6.110%	01/29/37	1,468	1,794,185
Sub. Notes, MTN
3.950%	04/21/25	1,000	1,035,202
4.200%	08/26/24	1,382	1,463,461
4.250%	10/22/26	520	551,688
4.450%	03/03/26	620	665,388
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,108,090
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20	470	475,058
2.350%	09/08/19	720	729,041
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21	687	690,612
Sr. Unsec’d. Notes
2.750%	11/08/19	1,424	1,434,499
3.250%	01/12/21	1,040	1,057,023
Sub. Notes
5.200%	05/12/26	200	205,990
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	710	723,172
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	781	821,493
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19	950	970,700
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,070	1,099,505
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.750%	05/01/18	681	681,983
2.350%	08/02/21	914	917,556
Sr. Unsec’d. Notes
2.700%	03/30/21	1,780	1,818,631
8.125%	07/15/39	667	1,048,612
Sub. Notes
4.400%	06/10/25	1,970	2,085,818
4.600%	03/09/26	420	448,547
5.500%	09/13/25	1,857	2,117,792
6.675%	09/13/43	500	657,919
Citizens Bank NA,
Sr. Unsec’d. Notes, BKNT, MTN
2.500%	03/14/19	630	641,453
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	963,950
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	259,907
Sub. Notes

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.350%	08/01/25	965	$1,003,642
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	889,563
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN
2.550%	03/15/21	1,690	1,734,504
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	840,166
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22	1,170	1,195,252
Gtd. Notes, 144A
3.450%	04/16/21	1,074	1,095,861
Credit Suisse of New York (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	700	720,142
Sub. Notes, MTN
5.400%	01/14/20	500	546,533
Sub. Notes
6.000%	02/15/18	870	915,478
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN
2.850%	05/10/19	910	890,414
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	1,096,518
Sub. Notes
4.500%	04/01/25	500	453,522
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,906,122
4.200%	08/08/23	284	305,644
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	480	493,796
3.200%	08/09/21	1,500	1,547,535
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,252,775
8.250%	03/01/38	1,230	1,822,688
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,348,283
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	4,731	4,827,640
2.625%	04/25/21	920	934,200
3.500%	01/23/25	250	258,546
3.750%	02/25/26	750	787,521
4.750%	10/21/45	540	606,017
6.250%	02/01/41	691	903,534
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	1,500	1,592,612
Sub. Notes
6.750%	10/01/37	20	25,466
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.950%	05/25/21	2,160	2,190,810
Sub. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.250%	03/14/44	400	$450,207
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	687,455
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19	2,375	2,399,726
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	1,187	1,188,650
Sub. Notes, MTN, 144A
5.017%	06/26/24	600	547,540
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21	1,600	1,629,360
Sr. Unsec’d. Notes
2.200%	10/22/19	3,631	3,687,937
2.350%	01/28/19(a)	3,424	3,481,020
4.625%	05/10/21	700	775,202
5.400%	01/06/42	751	939,464
5.600%	07/15/41	125	160,026
Sub. Notes
3.875%	09/10/24	723	761,156
4.125%	12/15/26	952	1,015,791
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.350%	03/08/19	630	641,861
2.500%	12/15/19	710	728,108
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	1,500	1,525,080
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21(a)	1,260	1,297,329
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17	1,970	1,972,466
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20	675	684,180
Gtd. Notes, 144A
2.450%	04/16/19	1,200	1,219,488
Morgan Stanley,
Sr. Unsec’d. Notes
2.650%	01/27/20	710	725,523
Sr. Unsec’d. Notes, MTN
2.500%	01/24/19	945	962,916
2.500%	04/21/21	850	860,628
3.700%	10/23/24	900	949,641
3.875%	01/27/26	770	817,495
6.375%	07/24/42	612	833,905
Sub. Notes, MTN
3.950%	04/23/27	100	103,865
4.875%	11/01/22	1,930	2,128,719
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
1.625%	02/09/18	430	430,651
2.250%	02/10/20	480	485,541

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/04/19	470	$478,578
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT
1.450%	07/29/19	450	450,022
Sr. Unsec’d. Notes, BKNT
2.200%	01/28/19	1,418	1,440,743
2.250%	07/02/19	1,500	1,528,815
PNC Financial Services Group, Inc. (The),
Sub. Notes
3.900%	04/29/24	171	183,298
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18	950	957,607
Sub. Notes
6.450%	06/26/37	559	668,052
Sub. Notes, BKNT
7.500%	05/15/18	1,750	1,904,338
Regions Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/08/21	633	658,041
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19	910	908,854
Sr. Unsec’d. Notes, MTN
2.350%	10/30/20(a)	1,050	1,070,948
Sub. Notes, MTN
4.650%	01/27/26	791	862,155
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24	1,220	1,221,293
6.000%	12/19/23	2,443	2,546,139
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,865	1,896,906
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21	630	647,494
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,000	2,034,486
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	1,600	1,594,010
UBS AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.375%	06/01/17	710	710,205
2.375%	08/14/19	720	734,445
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	1,108	1,104,204
Sr. Unsec’d. Notes, MTN
2.600%	07/22/20	670	683,594
Sr. Unsec’d. Notes
2.150%	01/15/19(a)	1,500	1,518,621
Sub. Notes
5.375%	11/02/43	767	890,450
Sub. Notes, MTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.100%	06/03/26	100	$106,094
4.300%	07/22/27	710	765,194
4.650%	11/04/44	1,050	1,104,561
4.900%	11/17/45	250	275,253
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.650%	05/13/19	650	652,366

			129,758,229

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18	1,441	1,440,682
2.650%	02/01/21	1,310	1,351,784
3.300%	02/01/23	1,310	1,382,717
3.650%	02/01/26	2,569	2,759,106
4.000%	01/17/43	160	165,573
4.700%	02/01/36	1,259	1,447,564
4.900%	02/01/46	1,259	1,497,935
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.200%	08/01/18	2,362	2,393,367

			12,438,728

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.400%	05/01/45	350	367,648
Sr. Unsec’d. Notes
1.250%	05/22/17	960	960,326
2.125%	05/01/20	960	974,602
3.875%	11/15/21	1,500	1,630,123
Sr. Unsec’d. Notes, 144A
4.663%	06/15/51	435	464,927

			4,397,626

Building Materials
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	631,350

Chemicals — 0.1%
Albemarle Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/19	710	732,523
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18	980	979,047
2.450%	05/01/20	1,355	1,367,671
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	853,832
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	976	991,081

			4,924,154

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.1%
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22	250	$261,875
Cenveo Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/19	90	79,875
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	703,107
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/16	135	134,421
Moody’s Corp.,
Sr. Unsec’d. Notes
4.500%	09/01/22	855	952,006
5.250%	07/15/44	340	413,107
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	100	109,000
S&P Global, Inc.,
Gtd. Notes
3.300%	08/14/20	970	1,018,238

			3,671,629

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	436	445,588
4.375%	05/13/45	233	257,092
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	72	74,050
4.420%	06/15/21	1,600	1,672,192
6.020%	06/15/26	1,150	1,260,748
8.350%	07/15/46	256	306,522
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
3.600%	10/15/20	1,315	1,379,728
4.400%	10/15/22	1,160	1,236,920
6.200%	10/15/35	234	243,854
6.350%	10/15/45	234	241,475

			7,118,169

Diversified Financial Services — 0.3%
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18	765	768,825
3.375%	06/01/21	440	456,430
3.875%	04/01/21(a)	2,470	2,612,025
4.750%	03/01/20	500	538,225
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.300%	06/05/19	1,710	1,729,820
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	376	481,356
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	124	125,484

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
3.950%	11/06/24	250	$255,917
5.200%	04/27/22	1,740	1,915,663
6.450%	06/12/17	800	825,585
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	516	535,729
3.750%	12/01/25	636	688,598
Janus Capital Group, Inc.,
Sr. Unsec’d. Notes
4.875%	08/01/25	283	303,306
MasterCard, Inc.,
Sr. Unsec’d. Notes
3.375%	04/01/24	710	765,422
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	359	359,721
3.000%	08/15/19	526	538,427
3.750%	08/15/21	795	836,215
4.250%	08/15/24	500	524,958
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21	641	647,661
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22(a)	780	817,699
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	710	728,352

			16,455,418

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
3.842%(c)	06/01/19	68	68,170
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	1,731	1,734,265
2.950%	12/15/22	500	522,308
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
1.100%	05/15/17	1,000	1,000,227
2.400%	02/01/20	710	727,260
4.500%	02/01/45	296	330,710
5.150%	11/15/43	380	457,998
6.125%	04/01/36	675	896,563
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes, 144A
3.743%	05/01/26	650	676,625
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	404,839
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	229,143
Dominion Resources, Inc.,
Jr. Sub. Notes
3.663%(c)	06/30/66	4,346	3,824,480
Sr. Unsec’d. Notes
1.250%	03/15/17	1,000	999,175

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	821	$816,613
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	500	487,556
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	742	892,412
Duke Energy Progress LLC,
First Mortgage
4.375%	03/30/44	100	113,295
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.400%	09/15/20	3,228	3,737,985
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	511,335
Emera US Finance LP (Canada),
Gtd. Notes, 144A
2.150%	06/15/19	442	446,835
2.700%	06/15/21	436	446,184
4.750%	06/15/46	110	118,057
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22	710	770,190
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	609	623,959
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17	300	300,226
2.850%	06/15/20	442	458,303
3.950%	06/15/25	973	1,049,494
4.450%	04/15/46	302	324,417
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	1,853	1,874,562
4.250%	03/15/23	1,500	1,590,633
7.375%	11/15/31	200	259,842
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	100	112,549
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	997,325
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	469,953
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	166,168
PPL Capital Funding, Inc.,
Gtd. Notes
3.950%	03/15/24	300	324,195
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,040,731
5.625%	07/15/22	1,500	1,726,211

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	1,075	$1,095,531
3.250%	07/01/26	1,000	1,035,745
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20	950	968,204
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	541,579
4.350%	05/15/44	200	219,744
WEC Energy Group, Inc.,
Jr. Sub. Notes
6.250%(c)	05/15/67	4,580	3,955,975
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	646,420

			39,993,991

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	351	364,359
Fortive Corp.,
Gtd. Notes, 144A
2.350%	06/15/21	1,057	1,070,005
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
6.550%	10/01/17	820	861,554

			2,295,918

Engineering & Construction
SBA Tower Trust,
Mortgage, 144A
3.156%	10/15/20	780	787,582

Foods
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	1,339	1,346,852
Kraft Heinz Foods Co.,
Gtd. Notes
5.000%	06/04/42	61	70,088
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	500	512,698

			1,929,638

Gas — 0.2%
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	423	477,954
5.250%	02/15/43	250	297,061
5.450%	09/15/20	1,230	1,381,557
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	914,936
2.850%	11/15/20	1,040	1,076,957
3.550%	06/15/24	150	158,457
4.050%	12/01/23	395	432,834

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
6.150%	06/15/18	2,000	$2,150,030
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.950%	10/01/46	550	555,941

			7,445,727

Healthcare-Products — 0.1%
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	434	448,196
3.734%	12/15/24	1,000	1,084,512
4.685%	12/15/44	402	458,474
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	950	982,577
3.150%	03/15/22	900	956,955
4.625%	03/15/45	217	254,972
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	945	990,297
5.300%	02/01/44	32	38,126

			5,214,109

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/21(a)	1,130	1,143,084
2.800%	06/15/23	500	510,569
3.500%	11/15/24	200	211,324
4.375%	06/15/46	300	314,144
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/19	1,000	1,012,871
4.350%	08/15/20	1,299	1,409,368
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	548,113
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	481	560,211
Tenet Healthcare Corp.,

4.350%	06/15/20	155	155,310
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	630	641,715
2.700%	07/15/20	710	737,718
2.875%	12/15/21	470	495,280
3.350%	07/15/22	554	594,891
3.750%	07/15/25	1,000	1,098,160
4.250%	03/15/43	424	467,655
4.625%	07/15/35	845	981,273
4.750%	07/15/45	1,115	1,337,095

			12,218,781

Insurance — 0.7%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
2.250%	03/11/19	454	460,031

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	500	$529,161
Sr. Unsec’d. Notes
2.300%	07/16/19	204	207,747
3.300%	03/01/21	1,966	2,062,726
6.400%	12/15/20	190	222,833
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,157,312
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	896,939
4.450%	05/24/43	500	519,021
4.750%	05/15/45	1,180	1,279,153
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21	420	432,021
4.500%	02/11/43	125	144,808
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	997	1,022,923
3.350%	05/03/26	108	115,642
4.350%	11/03/45	243	280,878
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.875%	06/19/64	150	157,492
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	877	858,352
5.125%	04/15/22	1,664	1,890,264
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	974,146
5.000%	06/01/21	669	745,287
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.050%	10/15/23	767	834,877
4.800%	07/15/21	1,609	1,796,918
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	1,250	1,229,027
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.450%	11/23/20	780	805,308
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	316,707
3.600%	11/13/25	1,500	1,582,353
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.300%	04/10/19	1,660	1,692,146
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,385,428
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	500	778,185

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	1,370	$1,494,478
6.000%	02/10/20	203	225,224
Progressive Corp. (The),
Sr. Unsec’d. Notes
4.350%	04/25/44	75	86,131
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,422	1,599,341
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	411	423,491
4.125%	11/01/24	595	627,266
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46	150	158,496
Unum Group,
Sr. Unsec’d. Notes
3.875%	11/05/25	295	300,739
4.000%	03/15/24	3,660	3,777,281
Voya Financial, Inc.,
Gtd. Notes
5.700%	07/15/43	350	391,922

			33,462,054

Internet
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	1,022	1,052,828
4.800%	12/05/34	1,000	1,174,911

			2,227,739

Machinery-Diversified
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	850	882,149
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	03/06/23	541	563,153
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	520	540,548

			1,985,850

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	806	893,720
4.750%	09/15/44	500	547,564
Gtd. Notes
6.150%	02/15/41	1,183	1,500,663
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	720	794,200
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22	1,323	1,311,945

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
3.400%	07/15/46	400	$388,841
Gtd. Notes
4.500%	01/15/43	1,268	1,438,954
4.600%	08/15/45	500	577,477
5.150%	03/01/20(a)	1,642	1,841,116
6.950%	08/15/37	626	912,651
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	1,071	1,019,243
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.875%	11/15/40	400	444,195
6.550%	05/01/37	200	237,126
Sr. Sec’d. Notes
4.500%	09/15/42	1,900	1,813,093
5.850%	05/01/17	2,065	2,116,563
6.750%	07/01/18	1,464	1,590,725
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	2,000	2,208,956
4.900%	06/15/42	511	571,534
6.200%	03/15/40	1,208	1,527,132
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
4.125%	06/01/44	200	225,651

			21,961,349

Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	390	414,863
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.625%	05/14/20	1,150	1,150,000
4.125%	04/15/21	500	501,250
4.125%	09/27/22	500	495,000
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	500	590,956
Gtd. Notes, 144A
6.250%(c)	10/19/75	281	304,183
6.750%(c)	10/19/75	587	664,777
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	760	756,200
5.450%	03/15/43	1,442	1,157,205
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
4.125%	08/21/42	500	514,027

			6,548,461

Miscellaneous Manufacturing
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44	170	195,709
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	1,200	1,233,356
5.750%	06/15/43	150	187,711

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	395	$430,977

			2,047,753

Office/Business Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	2,068	2,080,245

Oil & Gas — 0.7%
American Energy-Permian Basin LLC/AEPB Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.259%	08/01/19	60	42,150
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44	500	458,749
6.600%	03/15/46	250	304,189
Sr. Unsec’d. Notes
4.850%	03/15/21(a)	1,021	1,096,062
6.375%	09/15/17	317	330,486
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43	250	255,440
Sr. Unsec’d. Notes
4.250%	01/15/44	1,300	1,262,844
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.521%	01/15/20	440	451,917
Gtd. Notes
3.535%	11/04/24	250	265,585
3.561%	11/01/21	1,500	1,610,419
3.814%	02/10/24	1,700	1,835,478
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21	1,595	1,641,714
5.850%	02/01/35	250	262,416
6.750%	02/01/39	200	229,405
Sr. Unsec’d. Notes
3.800%	04/15/24	517	514,515
3.900%	02/01/25	1,209	1,213,904
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	777	834,048
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	156	158,145
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	250	243,750
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	115	148,445
ConocoPhillips Co.,
Gtd. Notes
4.200%	03/15/21(a)	674	729,505
5.950%	03/15/46	200	251,014
Gtd. Notes
2.200%	05/15/20	478	483,773

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	840	$858,337
4.114%	03/01/46	250	279,448
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44(a)	1,050	1,036,655
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46	150	165,585
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.000%	01/15/19(a)	855	837,900
4.875%	03/17/20	552	553,380
5.375%	01/27/21(a)	1,460	1,443,940
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN, 144A
4.625%	09/21/23(a)	820	821,148
6.750%	09/21/47	789	789,000
Gtd. Notes
5.500%	06/27/44	2,322	2,012,942
6.000%	03/05/20	1,000	1,080,000
6.375%	01/23/45	1,103	1,053,365
Gtd. Notes, MTN, 144A
6.875%	08/04/26	585	659,588
Phillips 66,
Gtd. Notes
2.950%	05/01/17	1,974	1,991,766
4.650%	11/15/34	135	146,096
4.875%	11/15/44	1,241	1,378,613
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20	1,190	1,207,957
3.250%	05/11/25	1,000	1,053,473
4.125%	05/11/35	1,233	1,322,515
4.375%	05/11/45	349	376,709
Southwestern Energy Co.,
Sr. Unsec’d. Notes
6.700%	01/23/25	613	613,000

			34,305,370

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	781	807,445
4.850%	11/15/35(a)	682	730,994
5.000%	11/15/45	1,059	1,155,905
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18	1,392	1,400,021
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18	1,791	1,824,442

			5,918,807

Packaging & Containers
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
3.850%(c)	12/15/19	250	253,450

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
4.067%(c)	05/15/21	200	$203,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Lu (New Zealand),
Sr. Sec’d. Notes, 144A
4.127%(c)	07/15/21	125	126,875

			583,325

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	1,748	1,753,742
2.500%	05/14/20	964	982,773
3.200%	11/06/22	1,383	1,439,828
Actavis Funding SCS,
Gtd. Notes
4.850%	06/15/44	250	274,989
Gtd. Notes
2.350%	03/12/18	725	732,475
2.450%	06/15/19	750	766,973
3.000%	03/12/20	479	494,575
3.800%	03/15/25	103	109,010
4.550%	03/15/35	1,231	1,307,565
4.750%	03/15/45	164	179,322
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.950%	06/15/18	129	130,219
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	200	182,000
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19(a)	720	730,295
6.125%	11/15/41	31	38,395
Forest Laboratories LLC,
Gtd. Notes, 144A
4.375%	02/01/19	430	452,971
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19	470	478,297
Mylan NV,
Gtd. Notes, 144A
2.500%	06/07/19	675	680,995
3.950%	06/15/26	1,000	1,007,537
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	420	434,389
3.500%	12/15/21	293	302,859
4.900%	12/15/44	231	231,476
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	1,000	999,487
2.400%	09/23/21	2,146	2,148,702
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.400%	07/20/18	700	697,827
2.200%	07/21/21	1,016	1,012,169
2.800%	07/21/23	776	777,991
3.150%	10/01/26	792	795,664
4.100%	10/01/46	181	180,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	413	$431,717

			19,754,384

Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	560	585,820
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	661	685,089
DCP Midstream LLC,
Jr. Sub. Notes, 144A
5.850%(c)	05/21/43	2,994	2,485,020
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	216	218,160
5.350%	03/15/20	1,435	1,470,875
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	772,200
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
1.289%(c)	06/02/17	1,000	997,927
3.500%	06/10/24	600	596,027
4.500%	06/10/44	250	231,513
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	700	695,391
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	308	313,533
2.850%	04/15/21	640	658,969
4.900%	05/15/46	500	525,507
5.100%	02/15/45	404	434,487
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25(a)	1,950	2,031,840
Kinder Morgan Energy Partners LP,
Gtd. Notes
6.500%	09/01/39	200	215,336
Gtd. Notes
3.950%	09/01/22	344	359,365
5.000%	10/01/21	928	1,012,570
5.950%	02/15/18	607	638,348
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46	800	761,795
Gtd. Notes
3.050%	12/01/19	835	853,254
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	240	239,270
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	220	216,810
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	850	861,626

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes
2.600%	12/15/19	608	$612,691
5.150%	06/01/42	392	367,143
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	948,210
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19	788	810,860
4.625%	03/01/34	700	771,840
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18	700	700,524
4.000%	07/01/22	1,214	1,241,317
5.375%	06/01/21	321	349,496
5.450%	04/01/44	200	203,078
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	438	424,860
4.550%	06/24/24(a)	860	876,813
5.750%	06/24/44	1,000	1,030,000
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	1,786	1,767,945
4.300%	03/04/24	710	726,079

			28,691,588

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	780	812,026
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	1,000	1,024,545

			1,836,571

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	315	319,764
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
3.625%	10/01/20	1,370	1,456,383
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	1,190	1,271,886
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	990	1,011,206
4.550%	10/01/29	450	468,729
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.250%	09/15/23	1,020	1,022,334
3.875%	08/15/22	437	458,084
Sr. Unsec’d. Notes
3.850%	02/01/25	710	721,988
4.125%	06/15/26	608	630,110

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24	929	$1,001,050
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23	1,031	1,030,369
3.700%	06/15/21	920	951,953
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	1,500	1,555,497
3.625%	02/01/25	689	696,607
4.625%	07/15/22	175	189,884
7.500%	04/01/17	750	771,992
Digital Realty Trust LP,
Gtd. Notes
3.400%	10/01/20	780	812,882
3.950%	07/01/22	715	757,830
Duke Realty LP,
Gtd. Notes
3.750%	12/01/24	96	101,610
3.875%	02/15/21	940	1,003,081
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	710	724,509
4.500%	07/01/44	210	229,823
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24	470	498,265
5.500%	03/15/17	420	427,259
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.625%	08/01/46	100	97,869
Sr. Unsec’d. Notes
4.500%	12/01/44	250	283,318
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	750	767,702
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,000	1,036,277
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21	710	741,381
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24	513	524,208
Liberty Property LP,
Sr. Unsec’d. Notes
3.750%	04/01/25	200	209,621
4.400%	02/15/24	2,440	2,664,449
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	1,500	1,561,857
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23	940	1,015,250
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23	434	446,605

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.500%	01/15/25	490	$498,491
4.500%	04/01/27(a)	1,150	1,156,050
4.950%	04/01/24	481	505,627
5.250%	01/15/26	1,085	1,156,815
Piedmont Operating Partnership LP,
Gtd. Notes
4.450%	03/15/24	650	678,183
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24	710	748,833
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	708	712,203
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42	393	456,619
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24	790	830,176
UDR, Inc.,
Gtd. Notes
3.700%	10/01/20	1,000	1,053,706
Ventas Realty LP,
Gtd. Notes
1.250%	04/17/17	713	712,696
3.750%	05/01/24	600	630,725
4.125%	01/15/26	496	533,459
4.375%	02/01/45	251	253,798
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22	990	1,031,661
Welltower, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/25	772	818,610
4.700%	09/15/17	650	669,390

			39,908,674

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/25	150	155,354
3.700%	04/15/22	2,066	2,204,112
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	675	681,851
Sr. Unsec’d. Notes
1.900%	07/20/18	960	969,289
2.800%	07/20/20	393	407,169
3.500%	07/20/22	800	856,311
4.875%	07/20/35	1,000	1,171,881
5.125%	07/20/45	408	499,247
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	150	174,662
5.875%	12/16/36	336	460,851
JC Penney Corp., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	75	78,094

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20	639	$663,064
3.700%	01/30/26	620	667,025
4.700%	12/09/35	365	413,382
4.875%	12/09/45	523	606,978
6.300%	03/01/38	788	1,045,921
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	757,558
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	05/30/18	600	603,286

			12,416,035

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	476,067
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	920	922,801

			1,398,868

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.700%	08/08/46	300	303,656
Sr. Unsec’d. Notes
4.450%	11/03/45	235	267,173
4.750%	11/03/55	117	135,144
4.875%	12/15/43	385	460,259
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	1,200	1,231,780
3.250%	05/15/30	200	209,004
4.000%	07/15/46	100	103,331
5.375%	07/15/40	215	264,280

			2,974,627

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	1,310	1,331,990
2.450%	06/30/20	960	977,736
2.800%	02/17/21	420	432,157
3.000%	06/30/22	720	740,238
3.400%	05/15/25	1,000	1,027,408
4.450%	04/01/24	350	384,703
4.500%	05/15/35	905	950,874
4.750%	05/15/46	1,000	1,046,455
5.550%	08/15/41	2,108	2,406,052
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	1,420	1,447,016
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21	700	704,201
Sr. Unsec’d. Notes

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
5.500%	01/15/40	370	$479,273
FairPoint Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/15/19	65	66,300
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	914	1,013,685
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/21	1,140	1,127,534
Sr. Unsec’d. Notes
4.500%	09/15/20	2,171	2,382,386
4.862%	08/21/46	2,138	2,394,695
5.012%	08/21/54	2,160	2,385,158

			21,297,861

Transportation
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	440,539
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	100	99,845
4.100%	03/15/44	447	475,383

			1,015,767

TOTAL CORPORATE BONDS (cost $503,495,005)			520,714,868

FOREIGN GOVERNMENT BONDS — 0.1%
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	1,200	1,215,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45	500	541,250
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	913,495
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47	1,150	1,129,875
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	916,045
5.550%	01/21/45	250	289,688
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	211	279,048

TOTAL FOREIGN GOVERNMENT BONDS (cost $5,212,544)			5,284,401

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	500	761,115

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited
7.550%	04/01/39	1,830	$2,922,785

			3,683,900

Illinois
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44	500	503,985
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,480,285

			1,984,270

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
6.668%	11/15/39	1,095	1,571,741
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.508%	08/01/37	200	263,170
New York City Water & Sewer System,
Revenue Bonds
5.882%	06/15/44	845	1,224,152
6.011%	06/15/42	350	506,905
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	264,614

			3,830,582

Ohio
American Municipal Power, Inc.,
Revenue Bonds
8.084%	02/15/50	200	331,510

TOTAL MUNICIPAL BONDS (cost $8,980,060)			9,830,262

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Funding Corp.,
Series 2010-R3, Class 1A1, 144A
3.051%(c)	12/26/35	392	395,383
Series 2015-R3, Class 10A1, 144A(g)
0.664%(c)	06/27/36	2,247	2,169,013
BCAP LLC Trust,
Series 2010-RR11, Class 6A1, 144A
3.014%(c)	03/27/36	2,222	2,200,912
Series 2012-RR10, Class 5A5, 144A
0.789%(c)	04/26/36	221	218,437
Series 2012-RR5, Class 8A5, 144A
0.712%(c)	07/26/36	326	310,409
Citigroup Mortgage Loan Trust, Inc.,
Series 2014-8, Class 2A1, 144A
3.450%(c)	06/27/37	2,333	2,310,066
Credit Suisse Mortgage Capital Certificates,
Series 2010-15R, Class 7A3, 144A
1.478%(c)	10/26/37	680	672,420
Series 2011-2R, Class 2A1, 144A
3.018%(c)	07/27/36	959	953,641

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-3R, Class 2A1, 144A
1.224%(c)	05/27/37	1,010	$946,482
Series 2015-1R, Class 6A1, 144A
0.804%(c)	05/27/37	1,717	1,591,774
Fannie Mae REMICS,
Series 2005-47, Class SW, IO
6.195%(c)	06/25/35	3,136	717,385
Series 2006-116, Class SG, IO
6.115%(c)	12/25/36	2,589	555,724
Series 2007-40, Class SE, IO
5.915%(c)	05/25/37	1,522	280,333
Series 2011-110, Class SA, IO
6.085%(c)	04/25/41	404	56,412
Series 2011-112, Class SA, IO
6.025%(c)	11/25/41	369	67,660
Series 2011-123, Class SD, IO
6.075%(c)	08/25/39	354	47,018
Series 2012-100, Class WI, IO
3.000%	09/25/27	554	47,033
Series 2012-14, Class JS, IO
6.125%(c)	12/25/30	218	32,332
Series 2012-47, Class SD, IO
5.925%(c)	05/25/42	799	149,168
Series 2012-67, Class AI, IO
4.500%	07/25/27	1,148	138,535
Series 2012-9, Class SH, IO
6.025%(c)	06/25/41	332	45,495
Series 2013-133, Class IB, IO
3.000%	04/25/32	390	33,776
Series 2013-51, Class GI, IO
3.000%	10/25/32	461	50,251
Series 2014-68, Class ID, IO
3.500%	03/25/34	282	31,723
Series 2015-28, Class JE
3.000%	05/25/45	1,619	1,689,977
Series 2015-28, Class P
2.500%	05/25/45	2,288	2,359,794
Series 2015-42, Class LS, IO
5.675%(c)	06/25/45	763	132,933
Series 2015-70, Class JC
3.000%	10/25/45	1,328	1,389,857
Series 2016-19, Class AH
3.000%	04/25/46	1,832	1,902,426
Freddie Mac REMICS,
Series 4055, Class BI, IO
3.500%	05/15/31	366	35,633
Series 2935, Class ZK
5.500%	02/15/35	676	768,831
Series 3115, Class SM, IO
6.076%(c)	02/15/36	2,302	504,832
Series 3237, Class C
5.500%	11/15/36	324	369,036
Series 3955, Class YI, IO
3.000%	11/15/21	444	22,504
Series 4149, Class IO, IO
3.000%	01/15/33	202	28,378
Series 4314, Class AI, IO
5.000%	03/15/34	150	15,915

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4386, Class AZ
4.500%	11/15/40	1,213	$1,367,364
Series 4427, Class LI, IO
3.500%	02/15/34	611	67,100
Series 4471, Class PA
4.000%	12/15/40	1,857	1,979,030
Series 4476, Class IA, IO
3.500%	01/15/32	693	52,862
Government National Mortgage Assoc.,
Series 2010-85, Class SE, IO
6.018%(c)	07/20/40	267	41,355
Series 2010-98, Class HS, IO
6.068%(c)	08/20/40	295	49,558
Series 2011-94, Class SA, IO
5.568%(c)	07/20/41	174	22,502
Series 2011-H05, Class FB
0.994%(c)	12/20/60	1,366	1,362,629
Series 2013-124, Class ES
7.958%(c)	04/20/39	587	635,903
Series 2013-124, Class ST
8.091%(c)	08/20/39	1,128	1,248,837
Series 2013-147, Class AS, IO
5.618%(c)	10/20/43	410	53,531
Series 2013-160, Class MS, IO
5.668%(c)	09/20/32	784	146,368
Series 2015-H13, Class FL
0.774%(c)	05/20/63	2,383	2,374,673
Series 2015-H13, Class HA
2.500%	08/20/64	4,846	4,909,872
Series 2015-H17, Class HA
2.500%	05/20/65	3,457	3,505,637
Series 2016-H20, Class FM^
0.924%(c)	12/20/62	1,500	1,499,590
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
2.765%(c)	02/26/37	1,612	1,613,097
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
2.993%(c)	03/26/37	471	470,166
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
2.738%(c)	07/26/45	1,094	1,095,549
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1
1.165%(c)	09/25/43	1,397	1,344,079
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	593	595,933
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 2A1, 144A
2.908%(c)	06/27/36	226	224,221
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
2.956%(c)	06/25/35	1,840	1,890,897

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $49,474,013)			49,792,251

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Banks
0.875%	05/24/17		585	$586,320
Federal Home Loan Mortgage Corp., Notes
0.875%	07/19/19		7,800	7,772,770
1.250%	10/02/19		919	925,488
2.500%	07/01/31		638	662,283
2.978%(c)	10/01/42		597	616,357
3.000%	04/01/31-06/01/46		22,155	23,184,595
3.000%	TBA		50	51,957
3.309%(c)	07/01/41		1,271	1,334,827
3.436%(c)	12/01/40		853	890,761
3.500%	03/01/32-05/01/46		22,705	24,157,027
3.500%	TBA		8,100	8,545,342
4.000%	02/01/42-04/01/46		21,468	23,267,346
4.500%	03/01/41-01/01/42		510	559,950
6.250%	07/15/32		310	468,201
Federal National Mortgage Assoc.
1.125%	04/27/17		1,204	1,207,750
1.250%	08/17/21		13,773	13,735,703
1.500%	11/30/20		995	1,008,390
1.875%	09/18/18		1,294	1,320,403
2.500%	12/01/27-08/01/31		5,669	5,878,345
2.500%	TBA		3,900	4,032,282
2.695%(c)	02/01/42		457	474,341
2.761%(c)	01/01/42		746	776,823
3.000%	10/01/30-09/01/46		11,492	12,031,685
3.000%	TBA		10,100	10,497,293
3.000%	TBA		22,250	23,125,223
3.000%	TBA		3,600	3,779,438
3.471%(c)	12/01/40		911	955,965
3.500%	01/01/29-06/01/46		59,544	63,355,696
3.500%	TBA		12,300	12,978,421
3.500%	TBA		2,800	2,954,437
4.000%	11/01/31-09/01/46		34,180	36,951,519
4.000%	TBA		16,650	17,881,840
4.002%	TBA		7,800	8,377,078
4.500%	07/01/25-10/01/44		16,523	18,105,131
4.500%	TBA		2,000	2,190,265
5.000%	09/01/23-11/01/44		17,199	19,348,690
5.251%	08/01/41		261	292,359
5.500%	11/01/29-04/01/39		3,575	4,075,540
6.309%	02/01/39		516	574,539
6.500%	10/01/37		1,401	1,613,752
7.250%	05/15/30		413	654,412
Government National Mortgage Assoc.
3.000%	06/20/42-09/20/46		5,340	5,628,291
3.000%	TBA		2,840	2,969,298
3.000%	TBA		2,820	2,954,170
3.000%	TBA		3,880	4,056,646
3.000%	TBA		1,850	1,938,019
3.500%	11/20/41-06/20/46		24,811	26,520,597
3.500%	TBA		7,000	7,434,766
3.500%	TBA		3,600	3,823,594
4.000%	10/20/40-10/20/41		7,098	7,643,758
4.000%	TBA		6,400	6,857,749
4.500%	08/15/39-08/20/41		6,665	7,326,732
4.500%	06/15/40(h	h)	1,202	1,326,952
5.000%	11/15/33-06/15/40(k	)	544	607,074

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	05/15/40	1,039	$1,190,357
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	420	499,659

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $436,636,109)			441,978,206

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds
2.250%	08/15/46	29,003	28,477,320
2.500%	02/15/46-05/15/46	24,011	24,833,908
3.000%	11/15/45	9,684	11,049,598
3.625%	02/15/44	4,477	5,700,399
3.750%	11/15/43	8,317	10,824,442
4.375%	02/15/38	285	397,531
4.500%	02/15/36	8,920	12,553,508
4.750%	02/15/37	10,619	15,411,652
6.125%	11/15/27	4,602	6,680,088
U.S. Treasury Inflation Indexed Bonds, TIPS
1.000%	02/15/46	300	336,829
U.S. Treasury Notes
0.625%	08/31/17	6,912	6,910,113
0.750%	06/30/17-07/15/19	67,718	67,649,019
0.875%	07/15/18-09/15/19	32,255	32,262,585
1.125%	09/30/21	13,884	13,865,562
1.375%	07/31/18-09/30/23	32,686	32,751,442
1.500%	12/31/18-08/15/26	24,692	24,567,855
1.625%	05/15/26	2,198	2,200,518
1.750%	02/28/22	25,500	26,167,386
2.000%	11/30/20-08/15/25	24,425	25,312,400
2.125%	01/31/21	12,954	13,499,480
2.250%	03/31/21	18,300	19,185,683
2.375%	08/15/24	52,000	55,404,388
2.500%	08/15/23	213	228,185
2.750%	11/15/23	11,951	13,022,383

TOTAL U.S. TREASURY OBLIGATIONS (cost $443,416,950)			449,292,274

TOTAL LONG-TERM INVESTMENTS (cost $4,375,661,147)			4,542,950,948

SHORT-TERM INVESTMENTS — 15.0%

		Shares
AFFILIATED MUTUAL FUNDS — 14.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $551,660,887)(w)		551,660,887	551,660,887
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $177,230,651)(b)(w)		177,230,651	177,230,651

TOTAL AFFILIATED MUTUAL FUNDS (cost $728,891,538)			728,891,538

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.228%	10/27/16	1,560	$1,559,733
0.277%	10/06/16	610	609,989
0.283%	11/03/16	4,420	4,418,958
0.296%	10/13/16	860	859,937
0.307%	10/13/16	430	429,968
0.310%	10/13/16	230	229,983
0.312%	10/27/16	10,370	10,368,224
0.330%	12/01/16-12/08/16	2,540	2,539,203

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,014,950)			21,015,995

TOTAL SHORT-TERM INVESTMENTS (cost $749,906,488)			749,907,533

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 105.6%
			5,292,858,481

SECURITY SOLD SHORT

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc.
3.500%	TBA	(100)	$(105,422)

(proceeds received $105,426)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 105.6% (cost $5,125,462,209)			5,292,753,059
Liabilities in excess of other assets(z) — (5.6)%			(281,289,673)

NET ASSETS — 100.0%			$5,011,463,386

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
†	Participatory note represented 0.0% of net assets, of which the Portfolio attributed UBS AG as counterparty to the security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,086,154 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $172,037,980; cash collateral of $177,133,826 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2016.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
1,111	Mini MSCI EAFE Index	Dec. 2016	$94,540,245	$94,807,185	$266,940
1,231	Mini MSCI Emerging Markets Index	Dec. 2016	56,919,846	56,164,375	(755,471)
462	Russell 2000 Mini Index	Dec. 2016	57,815,877	57,671,460	(144,417)
2,297	S&P 500 E-Mini Index	Dec. 2016	249,286,362	248,121,940	(1,164,422)

					(1,797,370)

Short Positions:
7	2 Year U.S. Treasury Notes	Dec. 2016	1,529,500	1,529,281	219
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	1,876,406	1,838,750	37,656

					37,875

					$(1,759,495)

A U.S. Government Agency Obligation and U.S. Treasury Obligations with a combined market value of $20,263,810 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
20,000	12/21/18	1.250%	3 Month LIBOR(2)	$(76,880)	$(81,282)	$(4,402)
2,500	12/21/26	1.750%	3 Month LIBOR(1)	40,074	55,426	15,352
440	12/21/46	2.250%	3 Month LIBOR(1)	37,900	48,101	10,201
5,600	12/23/19	1.250%	3 Month LIBOR(1)	19,619	26,124	6,505

				$20,713	$48,369	$27,656

A U.S. Government Agency Obligation with a market value of $212,648 has been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts as of September 30, 2016.

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

  Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,423,970,101	$1,427,684,578	$286,683
Exchange Traded Funds	19,270,730	—	—
Preferred Stocks	8,388,779	7,488,219	—
Participatory Note	—	732,824	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	25,208,025	663,956
Residential Mortgage-Backed Securities	—	2,408,128	—
Bank Loans	—	77,273,248	11,635,925
Commercial Mortgage-Backed Securities	—	61,047,490	—
Corporate Bonds	—	520,714,868	—
Foreign Government Bonds	—	5,284,401	—
Municipal Bonds	—	9,830,262	—
Residential Mortgage-Backed Securities	—	48,292,661	1,499,590
U.S. Government Agency Obligations	—	441,978,206	—
U.S. Treasury Obligations	—	470,308,269	—
Affiliated Mutual Funds	728,891,538	—	—
U. S. Government Agency Obligation - Short	—	(105,422)	—
Other Financial Instruments*
Futures Contracts	(1,759,495)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	27,656	—

Total	$2,178,761,653	$3,098,173,413	$14,086,154

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$(1,797,370)
Interest rate contracts	65,531

Total	$(1,731,839)

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 68.0%
UNAFFILIATED FUND — 10.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $876,254)	876,254	$876,254

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS(n) — 12.6%
Canadian Treasury Bills (Canada)
0.521%	02/23/17	CAD	381	289,789
German Treasury Bills (Germany)
0.850%	01/25/17	EUR	375	422,177
United Kingdom Treasury Bills (United Kingdom)
0.340%	11/28/16	GBP	250	323,893

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,040,757)				1,035,859

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) — 44.8%
U.S. Treasury Bills (cost $3,697,081)
0.355%	12/22/16	3,700	$3,698,058

TOTAL INVESTMENTS — 68.0% (cost $5,614,092)			5,610,171
Other assets in excess of liabilities(z) — 32.0%			2,639,057

NET ASSETS — 100.0%			$8,249,228

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	Morgan Stanley	AUD	2,451	$1,837,083	$1,872,429	$35,346
Expiring 12/21/16	Morgan Stanley	AUD	965	720,588	737,160	16,572
Expiring 12/21/16	Morgan Stanley	AUD	520	397,511	397,347	(164)
Expiring 12/21/16	Morgan Stanley	AUD	481	364,727	367,065	2,338
Expiring 12/21/16	Morgan Stanley	AUD	472	358,238	360,234	1,996
Expiring 12/21/16	Morgan Stanley	AUD	393	295,713	300,309	4,596
Expiring 12/21/16	Morgan Stanley	AUD	337	258,654	257,560	(1,094)
Expiring 12/21/16	Morgan Stanley	AUD	275	210,608	209,961	(647)
British Pound,
Expiring 12/21/16	Barclays Capital Group	GBP	843	1,116,484	1,094,703	(21,781)
Expiring 12/21/16	Barclays Capital Group	GBP	574	766,882	745,282	(21,600)
Expiring 12/21/16	Barclays Capital Group	GBP	332	430,357	430,886	529
Expiring 12/21/16	Barclays Capital Group	GBP	303	407,536	393,711	(13,825)
Expiring 12/21/16	Barclays Capital Group	GBP	188	244,132	243,597	(535)
Expiring 12/21/16	Morgan Stanley	GBP	933	1,241,135	1,211,323	(29,812)
Expiring 12/21/16	Morgan Stanley	GBP	287	384,219	373,040	(11,179)
Expiring 12/21/16	Morgan Stanley	GBP	147	190,461	190,703	242
Expiring 12/21/16	Morgan Stanley	GBP	126	164,747	164,025	(722)
Expiring 12/21/16	Morgan Stanley	GBP	88	114,878	113,733	(1,145)
Canadian Dollar,
Expiring 12/21/16	Barclays Capital Group	CAD	917	711,792	699,708	(12,084)
Expiring 12/21/16	Barclays Capital Group	CAD	691	529,158	526,783	(2,375)
Expiring 12/21/16	Barclays Capital Group	CAD	196	149,163	149,127	(36)
Expiring 12/21/16	Morgan Stanley	CAD	2,187	1,673,259	1,667,918	(5,341)
Expiring 12/21/16	Morgan Stanley	CAD	897	685,151	683,793	(1,358)
Euro,
Expiring 12/21/16	Barclays Capital Group	EUR	3,025	3,385,269	3,411,046	25,777
Expiring 12/21/16	Barclays Capital Group	EUR	974	1,091,314	1,097,956	6,642
Expiring 12/21/16	Barclays Capital Group	EUR	431	485,326	485,555	229
Expiring 12/21/16	Barclays Capital Group	EUR	299	337,945	337,331	(614)
Expiring 12/21/16	Barclays Capital Group	EUR	199	223,585	224,884	1,299
Expiring 12/21/16	Morgan Stanley	EUR	900	1,006,516	1,014,372	7,856
Expiring 12/21/16	Morgan Stanley	EUR	799	899,669	901,438	1,769

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/21/16	Morgan Stanley	EUR	254	$287,435	$286,348	$(1,087)
Expiring 12/21/16	Morgan Stanley	EUR	90	101,394	101,474	80
Japanese Yen,
Expiring 12/21/16	Barclays Capital Group	JPY	347,795	3,383,419	3,442,906	59,487
Expiring 12/21/16	Barclays Capital Group	JPY	10,639	104,831	105,316	485
Expiring 12/21/16	Morgan Stanley	JPY	44,802	448,125	443,506	(4,619)
Expiring 12/21/16	Morgan Stanley	JPY	25,320	245,058	250,649	5,591
Expiring 12/21/16	Morgan Stanley	JPY	22,556	222,451	223,287	836
New Zealand Dollar,
Expiring 12/21/16	Barclays Capital Group	NZD	1,369	1,007,482	993,314	(14,168)
Expiring 12/21/16	Barclays Capital Group	NZD	331	241,175	239,864	(1,311)
Expiring 12/21/16	Barclays Capital Group	NZD	248	178,531	179,859	1,328
Expiring 12/21/16	Barclays Capital Group	NZD	247	179,090	179,124	34
Expiring 12/21/16	Morgan Stanley	NZD	8,204	5,927,203	5,954,462	27,259
Expiring 12/21/16	Morgan Stanley	NZD	1,067	772,686	774,630	1,944
Expiring 12/21/16	Morgan Stanley	NZD	860	636,709	624,191	(12,518)
Expiring 12/21/16	Morgan Stanley	NZD	693	502,619	502,703	84
Expiring 12/21/16	Morgan Stanley	NZD	361	260,554	261,811	1,257
Expiring 12/21/16	Morgan Stanley	NZD	224	163,434	162,617	(817)
Expiring 12/21/16	Morgan Stanley	NZD	209	151,133	151,457	324
Norwegian Krone,
Expiring 12/21/16	Barclays Capital Group	NOK	38,043	4,574,454	4,759,660	185,206
Expiring 12/21/16	Barclays Capital Group	NOK	2,439	300,553	305,139	4,586
Expiring 12/21/16	Barclays Capital Group	NOK	2,079	251,622	260,158	8,536
Expiring 12/21/16	Barclays Capital Group	NOK	1,919	231,669	240,115	8,446
Expiring 12/21/16	Barclays Capital Group	NOK	1,480	185,391	185,210	(181)
Expiring 12/21/16	Morgan Stanley	NOK	2,830	338,502	354,067	15,565
Expiring 12/21/16	Morgan Stanley	NOK	1,766	213,938	220,993	7,055
Expiring 12/21/16	Morgan Stanley	NOK	1,052	126,600	131,629	5,029
Singapore Dollar,
Expiring 12/21/16	Morgan Stanley	SGD	182	134,312	133,814	(498)
Swedish Krona,
Expiring 12/21/16	Barclays Capital Group	SEK	3,565	418,336	417,318	(1,018)
Expiring 12/21/16	Barclays Capital Group	SEK	2,702	321,602	316,282	(5,320)
Expiring 12/21/16	Barclays Capital Group	SEK	1,953	228,748	228,586	(162)
Expiring 12/21/16	Morgan Stanley	SEK	9,080	1,069,340	1,062,980	(6,360)
Expiring 12/21/16	Morgan Stanley	SEK	3,746	442,878	438,567	(4,311)
Expiring 12/21/16	Morgan Stanley	SEK	2,567	301,459	300,509	(950)
Expiring 12/21/16	Morgan Stanley	SEK	2,014	236,408	235,757	(651)
Expiring 12/21/16	Morgan Stanley	SEK	1,011	120,834	118,368	(2,466)

				$44,992,075	$45,249,649	257,574

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	Barclays Capital Group	AUD	1,825	$1,367,851	$1,394,048	$(26,197)
Expiring 12/21/16	Barclays Capital Group	AUD	1,639	1,221,047	1,251,658	(30,611)
Expiring 12/21/16	Barclays Capital Group	AUD	113	86,046	86,143	(97)
Expiring 12/21/16	Morgan Stanley	AUD	701	527,021	535,702	(8,681)
Expiring 12/21/16	Morgan Stanley	AUD	381	285,890	290,964	(5,074)
Expiring 12/21/16	Morgan Stanley	AUD	359	273,686	274,100	(414)
Expiring 12/21/16	Morgan Stanley	AUD	209	157,489	159,980	(2,491)
British Pound,
Expiring 12/21/16	Barclays Capital Group	GBP	2,969	3,910,395	3,855,156	55,239
Expiring 12/21/16	Barclays Capital Group	GBP	543	710,420	705,336	5,084

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/21/16	Barclays Capital Group	GBP	358	$476,349	$464,997	$11,352
Expiring 12/21/16	Barclays Capital Group	GBP	237	313,938	307,845	6,093
Expiring 12/21/16	Barclays Capital Group	GBP	177	234,744	229,699	5,045
Expiring 12/21/16	Barclays Capital Group	GBP	165	214,719	213,572	1,147
Expiring 12/21/16	Barclays Capital Group	GBP	106	138,556	137,780	776
Canadian Dollar,
Expiring 12/21/16	Barclays Capital Group	CAD	1,124	860,770	857,379	3,391
Expiring 12/21/16	Barclays Capital Group	CAD	867	666,157	661,493	4,664
Expiring 12/21/16	Barclays Capital Group	CAD	668	504,665	509,107	(4,442)
Expiring 12/21/16	Barclays Capital Group	CAD	300	229,526	229,070	456
Expiring 12/21/16	Barclays Capital Group	CAD	275	208,473	209,794	(1,321)
Expiring 12/21/16	Morgan Stanley	CAD	1,170	889,826	891,926	(2,100)
Expiring 12/21/16	Morgan Stanley	CAD	680	516,282	518,270	(1,988)
Expiring 12/21/16	Morgan Stanley	CAD	628	477,276	478,886	(1,610)
Expiring 12/21/16	Morgan Stanley	CAD	398	303,082	303,502	(420)
Expiring 12/21/16	Morgan Stanley	CAD	240	181,597	183,316	(1,719)
Euro,
Expiring 12/21/16	Barclays Capital Group	EUR	363	409,999	409,418	581
Expiring 12/21/16	Barclays Capital Group	EUR	153	172,206	172,945	(739)
Expiring 12/21/16	Morgan Stanley	EUR	861	963,875	970,449	(6,574)
Expiring 12/21/16	Morgan Stanley	EUR	480	541,552	541,386	166
Expiring 12/21/16	Morgan Stanley	EUR	361	404,714	407,217	(2,503)
Expiring 12/21/16	Morgan Stanley	EUR	282	316,525	317,444	(919)
Expiring 12/21/16	Morgan Stanley	EUR	249	280,304	280,778	(474)
Expiring 12/21/16	Morgan Stanley	EUR	248	278,345	280,169	(1,824)
Japanese Yen,
Expiring 12/21/16	Morgan Stanley	JPY	294,455	2,896,913	2,914,882	(17,969)
Expiring 12/21/16	Morgan Stanley	JPY	55,571	545,387	550,113	(4,726)
Expiring 12/21/16	Morgan Stanley	JPY	45,709	451,625	452,486	(861)
Expiring 12/21/16	Morgan Stanley	JPY	44,725	434,521	442,739	(8,218)
Expiring 12/21/16	Morgan Stanley	JPY	41,816	407,878	413,942	(6,064)
Expiring 12/21/16	Morgan Stanley	JPY	29,464	290,218	291,667	(1,449)
Expiring 12/21/16	Morgan Stanley	JPY	28,412	282,561	281,258	1,303
Expiring 12/21/16	Morgan Stanley	JPY	28,255	281,771	279,701	2,070
Expiring 12/21/16	Morgan Stanley	JPY	15,403	151,240	152,473	(1,233)
Expiring 12/21/16	Morgan Stanley	JPY	15,028	149,060	148,762	298
New Zealand Dollar,
Expiring 12/21/16	Barclays Capital Group	NZD	3,451	2,496,233	2,504,524	(8,291)
Expiring 12/21/16	Morgan Stanley	NZD	912	659,313	662,255	(2,942)
Expiring 12/21/16	Morgan Stanley	NZD	132	95,909	95,610	299
Norwegian Krone,
Expiring 12/21/16	Barclays Capital Group	NOK	1,224	150,921	153,184	(2,263)
Expiring 12/21/16	Morgan Stanley	NOK	59,958	7,202,593	7,501,549	(298,956)
Expiring 12/21/16	Morgan Stanley	NOK	1,770	220,946	221,492	(546)
Expiring 12/21/16	Morgan Stanley	NOK	1,495	181,413	187,060	(5,647)
Singapore Dollar,
Expiring 12/21/16	Barclays Capital Group	SGD	1,352	994,120	991,812	2,308
Expiring 12/21/16	Barclays Capital Group	SGD	1,154	846,555	846,797	(242)
Expiring 12/21/16	Morgan Stanley	SGD	1,503	1,115,420	1,102,388	13,032
Expiring 12/21/16	Morgan Stanley	SGD	1,163	856,932	853,323	3,609
Expiring 12/21/16	Morgan Stanley	SGD	1,117	817,382	819,335	(1,953)
Expiring 12/21/16	Morgan Stanley	SGD	807	592,885	591,945	940
Expiring 12/21/16	Morgan Stanley	SGD	383	280,732	280,633	99
Expiring 12/21/16	Morgan Stanley	SGD	262	191,791	192,044	(253)
Expiring 12/21/16	Morgan Stanley	SGD	202	147,718	147,854	(136)
Expiring 12/21/16	Morgan Stanley	SGD	158	116,628	116,193	435
Swedish Krona,
Expiring 12/21/16	Barclays Capital Group	SEK	30,821	3,599,514	3,608,220	(8,706)

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 12/21/16	Barclays Capital Group	SEK	3,942	$463,856	$461,513	$2,343
Expiring 12/21/16	Barclays Capital Group	SEK	2,048	242,339	239,759	2,580
Expiring 12/21/16	Barclays Capital Group	SEK	1,603	187,884	187,714	170
Expiring 12/21/16	Barclays Capital Group	SEK	1,183	138,829	138,494	335
Expiring 12/21/16	Morgan Stanley	SEK	30,318	3,555,505	3,549,368	6,137
Expiring 12/21/16	Morgan Stanley	SEK	1,461	172,507	171,046	1,461
Expiring 12/21/16	Morgan Stanley	SEK	812	96,147	95,106	1,041

				$49,438,571	$49,776,770	(338,199)

						$(80,625)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Unaffiliated Fund	$876,254	$—	$—
Foreign Treasury Obligations	—	1,035,859	—
U.S. Treasury Obligation	—	3,698,058	—
Other Financial Instruments*
OTC Forward Foreign Currency Contracts	—	(80,625)	—

Total	$876,254	$4,653,292	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Foreign exchange contracts	$(80,625)

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 67.1%
COMMON STOCKS — 43.7%
China — 1.2%
China Life Insurance Co. Ltd. (Class H Stock)	37,000	$96,946
China Mobile Ltd.	1,500	18,427
China Telecom Corp. Ltd., ADR	1,095	55,889
Kunlun Energy Co. Ltd.	81,500	63,001

		234,263

France — 3.1%
AXA SA	5,160	109,713
BNP Paribas SA	2,860	147,101
Cie Generale des Etablissements Michelin	740	81,944
Credit Agricole SA	9,810	96,765
Sanofi	1,590	121,081
TOTAL SA	1,310	62,305

		618,909

Germany — 2.4%
Deutsche Lufthansa AG	11,840	131,997
Merck KGaA	1,290	139,146
METRO AG	1,800	53,579
Siemens AG	1,220	143,058

		467,780

Ireland — 0.7%
CRH PLC	4,142	137,540

Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR	4,616	212,382

Italy — 1.0%
Eni SpA	7,603	109,562
UniCredit SpA	36,420	84,892

		194,454

Japan — 2.2%
Konica Minolta, Inc.	2,600	22,018
Nissan Motor Co. Ltd.	12,500	122,611
Panasonic Corp.	6,700	67,010
SoftBank Group Corp.	2,000	129,617
Toshiba Corp.*	27,000	90,002

		431,258

Netherlands — 2.5%
Aegon NV	24,408	93,103
Akzo Nobel NV	940	63,582
ING Groep NV	9,470	116,914
Royal Dutch Shell PLC (Class A Stock)	118	2,936
Royal Dutch Shell PLC (Class B Stock)	8,368	216,945

		493,480

Portugal — 0.5%
Galp Energia SGPS SA	7,310	99,869

Russia — 0.2%
MMC Norilsk Nickel PJSC, ADR	1,934	31,245

Singapore — 0.9%
DBS Group Holdings Ltd.	6,000	68,081
Singapore Telecommunications Ltd.	37,700	110,268

		178,349

South Korea — 3.2%
Hyundai Motor Co.	1,206	149,040
KB Financial Group, Inc., ADR	3,372	115,356

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Samsung Electronics Co. Ltd.	251	$365,647

		630,043

Spain — 0.6%
Telefonica SA	12,148	122,854

Sweden — 0.7%
Getinge AB (Class B Stock)	2,960	57,383
Telefonaktiebolaget LM Ericsson (Class B Stock)	10,360	74,802

		132,185

Switzerland — 2.2%
Credit Suisse Group AG*	8,755	115,064
Glencore PLC*	49,780	136,306
Roche Holding AG	530	131,704
UBS Group AG	2,950	40,298

		423,372

Thailand
Bangkok Bank PCL, NVDR	1,800	8,474

Turkey — 0.2%
Turkcell Iletisim Hizmetleri A/S, ADR*	4,953	39,921

United Kingdom — 4.8%
BAE Systems PLC	14,299	97,136
Barclays PLC	36,800	79,783
BP PLC	24,666	143,771
HSBC Holdings PLC	20,000	149,655
Kingfisher PLC	11,237	54,826
Serco Group PLC*	6,758	11,438
Sky PLC	7,561	87,632
Standard Chartered PLC*	19,335	157,343
Tesco PLC*	34,923	82,713
Vodafone Group PLC	29,980	85,980

		950,277

United States — 16.2%
Allergan PLC*	642	147,859
Alphabet, Inc. (Class A Stock)*	190	152,771
American International Group, Inc.	2,400	142,416
Amgen, Inc.	1,160	193,500
Apache Corp.	1,930	123,269
Apple, Inc.	860	97,223
Baker Hughes, Inc.	1,230	62,078
Capital One Financial Corp.	2,100	150,843
Celgene Corp.*	210	21,951
Cisco Systems, Inc.	3,760	119,267
Citigroup, Inc.	4,860	229,538
Comcast Corp. (Class A Stock)	2,930	194,376
Eli Lilly & Co.	1,120	89,891
Gilead Sciences, Inc.	1,110	87,823
Halliburton Co.	2,020	90,658
Hewlett Packard Enterprise Co.	2,180	49,595
JPMorgan Chase & Co.	2,460	163,811
Medtronic PLC	1,060	91,584
Microsoft Corp.	2,970	171,072
Morgan Stanley	4,290	137,537
Navistar International Corp.*(a)	3,890	89,042
NetScout Systems, Inc.*	200	5,850
Oracle Corp.	4,220	165,762
QIAGEN NV*	2,290	63,143
SunTrust Banks, Inc.	3,760	164,688

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Tiffany & Co.	330	$23,968
Twenty-First Century Fox, Inc. (Class A Stock)	3,420	82,832
United Parcel Service, Inc. (Class B Stock)	760	83,114

		3,195,461

TOTAL COMMON STOCKS (cost $8,927,755)		8,602,116

EXCHANGE TRADED FUNDS — 1.6%
iShares Barclays 1-3 Year Treasury Bond Fund ETF	1,078	91,673
iShares Russell 2000 ETF(a)	712	88,438
PowerShares DB US Dollar Index Bullish Fund*	1,760	43,437
SPDR S&P 500 ETF Trust	405	87,601

TOTAL EXCHANGE TRADED FUNDS (cost $305,839)		311,149

PREFERRED STOCK — 0.1%
Brazil
Petroleo Brasileiro SA (PRFC), ADR* (cost $11,810)	2,510	20,858

AFFILIATED MUTUAL FUND — 21.7%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6) (cost $4,362,452)	443,077	4,271,261

TOTAL LONG-TERM INVESTMENTS (cost $13,607,856)		13,205,384

SHORT-TERM INVESTMENTS — 32.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund
(cost $6,320,294)(w)	6,320,296	6,320,295
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $107,054)(b)(w)	107,054	107,054

TOTAL SHORT-TERM INVESTMENTS (cost $6,427,348)		6,427,349

TOTAL INVESTMENTS — 99.8% (cost $20,035,204)		19,632,733
Other assets in excess of liabilities(z) — 0.2%		37,737

NET ASSETS — 100.0%		$19,670,470

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,672; cash collateral of $107,000 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Positions:
9	10 Year U.S. Treasury Notes	Dec. 2016	$ 1,181,320	$ 1,180,125	$(1,195)
1	Euro STOXX 50 Index	Dec. 2016	33,117	33,633	516
4	Russell 2000 Mini Index	Dec. 2016	483,460	499,320	15,860

					15,181

Short Positions:
15	2 Year U.S. Treasury Notes	Dec. 2016	3,273,984	3,277,031	(3,047)
8	Mini MSCI Emerging Markets Index	Dec. 2016	352,040	365,000	(12,960)
34	S&P 500 E-Mini Index	Dec. 2016	3,634,420	3,672,680	(38,260)
3	U.S. Dollar Index	Dec. 2016	286,710	286,155	555

					(53,712)

					$(38,531)

Cash of $175,745 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at September 30, 2016.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Barclays Capital Group	05/24/17	245	Receive total return on Barclays Cross Asset Trend Index and pay fixed rate of 0.55%	$306	$—	$306
Barclays Capital Group	05/24/17	530	Receive total return on Barclays TrendStar+ Index and pay fixed rate of 0.7%	(1,239)	—	(1,239)
Societe Generale	04/24/17	426	Receive total return on SGI VI Smart Beta Index and pay variable payments based on 1 Month LIBOR + 0.50%	(3,605)	—	(3,605)

				$(4,538)	$—	$(4,538)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China	$55,889	$178,374	$—
France	—	618,909	—
Germany	—	467,780	—
Ireland	—	137,540	—
Israel	212,382	—	—
Italy	—	194,454	—
Japan	—	431,258	—
Netherlands	116,914	376,566	—
Portugal	—	99,869	—
Russia	31,245	—	—
Singapore	—	178,349	—
South Korea	115,356	514,687	—
Spain	—	122,854	—
Sweden	—	132,185	—
Switzerland	—	423,372	—
Thailand	—	8,474	—
Turkey	39,921	—	—
United Kingdom	—	950,277	—
United States	3,132,318	63,143	—
Exchange Traded Funds	311,149	—	—
Preferred Stock
Brazil	20,858	—	—
Affiliated Mutual Funds	10,698,610	—	—
Other Financial Instruments*
Futures Contracts	(38,531)	—	—
OTC Total Return Swap Agreements	—	(4,538)	—

Total	$14,696,111	$4,893,553	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	54.4%
Banks	8.0
Oil, Gas & Consumable Fuels	4.3
Pharmaceuticals	4.3
Technology Hardware, Storage & Peripherals	2.7
Insurance	2.2
Media	1.9
Software	1.7
Exchange Traded Funds	1.6
Biotechnology	1.5
Capital Markets	1.5
Diversified Telecommunication Services	1.5
Wireless Telecommunication Services	1.4
Automobiles	1.4
Industrial Conglomerates	1.2
Communications Equipment	1.0
Metals & Mining	0.8

Internet Software & Services	0.8%
Energy Equipment & Services	0.8
Consumer Finance	0.8
Health Care Equipment & Supplies	0.8
Construction Materials	0.7
Food & Staples Retailing	0.7
Airlines	0.7
Aerospace & Defense	0.5
Machinery	0.4
Air Freight & Logistics	0.4
Auto Components	0.4
Specialty Retail	0.4
Household Durables	0.3
Chemicals	0.3
Life Sciences Tools & Services	0.3
Commercial Services & Supplies	0.1
99.8
Other assets in excess of liabilities	0.2
100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$(39,382)
Foreign exchange contracts	555
Interest rate contracts	(4,242)

Total	$(43,069)

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Australia — 6.5%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus Property Group, REIT	561,131	3,943,950
Goodman Group, REIT	479,091	2,685,157
Mirvac Group, REIT	1,532,314	2,641,707
Scentre Group, REIT	1,291,416	4,662,259
Stockland, REIT	1,639,766	6,005,524
Vicinity Centres, REIT	1,543,840	3,765,067
Westfield Corp., REIT	1,016,079	7,602,916

		31,306,580

Canada — 2.3%
Boardwalk Real Estate Investment Trust, REIT(a)	91,422	3,606,150
Brookfield Canada Office Properties, REIT	65,369	1,371,207
Canadian Apartment Properties REIT, REIT	133,647	3,119,228
Chartwell Retirement Residences, REIT	241,497	2,908,383

		11,004,968

France — 3.3%
Fonciere Des Regions, REIT	18,356	1,710,489
Klepierre, REIT	79,345	3,642,190
Mercialys SA	64,403	1,549,726
Unibail-Rodamco SE, REIT	33,982	9,162,713

		16,065,118

Germany — 3.7%
ADO Properties SA, 144A	61,789	2,472,162
alstria office REIT-AG, REIT*	165,621	2,274,675
LEG Immobilien AG*	25,769	2,470,189
TLG Immobilien AG	116,476	2,629,076
VIB Vermoegen AG	63,611	1,420,823
Vonovia SE	181,849	6,893,781

		18,160,706

Hong Kong — 6.9%
Henderson Land Development Co. Ltd.	683,661	4,079,246
Link REIT, REIT	796,000	5,876,147
New World Development Co. Ltd.	3,426,000	4,492,490
Sun Hung Kai Properties Ltd.	1,005,000	15,278,772
Wharf Holdings Ltd. (The)	543,000	3,983,759

		33,710,414

Ireland — 1.4%
Green REIT PLC, REIT	1,340,948	2,192,601
Hibernia REIT PLC, REIT	1,957,628	3,012,296
Irish Residential Properties REIT PLC, REIT	1,294,980	1,715,271

		6,920,168

Japan — 11.8%
Activia Properties, Inc., REIT	1,204	6,402,461
Daiwa House Industry Co. Ltd.	205,300	5,634,393
Frontier Real Estate Investment Corp.	74	369,815
GLP J-Reit, REIT	1,794	2,389,140
Hoshino Resorts REIT, Inc.	73	917,363
Invincible Investment Corp.	5,499	3,077,098
Japan Hotel REIT Investment Corp.	1,874	1,491,792
Japan Real Estate Investment Corp., REIT	450	2,690,962
Japan Retail Fund Investment Corp., REIT	1,783	4,397,537
Kenedix Retail REIT Corp., REIT	1,634	3,873,769
LaSalle Logiport REIT	400	424,663
Mitsubishi Estate Co. Ltd.	431,000	8,088,393

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsui Fudosan Co. Ltd.	250,500	$5,329,241
Nippon Building Fund, Inc.	143	906,026
Nippon Prologis REIT, Inc.	328	829,593
Sumitomo Realty & Development Co. Ltd.	395,856	10,260,911

		57,083,157

Netherlands — 0.3%
Eurocommercial Properties NV, REIT, CVA	34,578	1,561,386

Singapore — 2.4%
Cache Logistics Trust, REIT	1,945,800	1,276,506
Frasers Logistics & Industrial Trust, REIT*	2,457,000	1,795,392
Keppel REIT, REIT	4,845,650	3,963,995
Mapletree Commercial Trust, REIT	1,047,069	1,229,548
Suntec Real Estate Investment Trust, REIT	2,864,700	3,612,339

		11,877,780

Spain — 0.4%
Axiare Patrimonio SOCIMI SA, REIT	149,258	1,976,492

Sweden — 1.5%
Atrium Ljungberg AB (Class B Stock)	84,050	1,466,347
Fabege AB	91,360	1,665,655
Hufvudstaden AB (Class A Stock)	108,152	1,873,908
Kungsleden AB	168,684	1,233,708
Pandox AB	54,110	947,142

		7,186,760

Switzerland — 0.3%
PSP Swiss Property AG	15,726	1,498,517

United Kingdom — 3.6%
Big Yellow Group PLC, REIT	187,890	1,895,396
British Land Co. PLC (The), REIT	197,281	1,615,906
Derwent London PLC, REIT	16,248	547,655
Empiric Student Property PLC, REIT	1,237,916	1,860,054
Great Portland Estates PLC, REIT	22,950	188,203
Hammerson PLC, REIT	301,915	2,297,790
Kennedy Wilson Europe Real Estate PLC	137,658	1,790,604
Land Securities Group PLC, REIT	198,118	2,714,943
Segro PLC, REIT	211,021	1,239,758
Shaftesbury PLC, REIT	127,706	1,604,120
Tritax Big Box REIT PLC, REIT	1,011,060	1,816,330

		17,570,759

United States — 53.5%
Acadia Realty Trust, REIT(a)	85,191	3,087,322
Alexandria Real Estate Equities, Inc.(a)	67,099	7,298,358
American Campus Communities, Inc., REIT	124,526	6,334,638
Apartment Investment & Management Co. (Class A Stock), REIT(a)	45,199	2,075,086
Care Capital Properties, Inc.	45,607	1,299,799
Chesapeake Lodging Trust, REIT	166,035	3,802,201
Community Healthcare Trust, Inc.	98,917	2,168,261
CoreSite Realty Corp.(a)	62,188	4,604,400
CyrusOne, Inc., REIT	129,372	6,154,226
DiamondRock Hospitality Co.	9,653	87,842
Duke Realty Corp., REIT(a)	297,399	8,127,915
Empire State Realty Trust, Inc. (Class A Stock), REIT	180,312	3,777,536
Equity LifeStyle Properties, Inc., REIT	77,654	5,993,336
Equity One, Inc., REIT	203,298	6,222,952
Equity Residential, REIT	188,791	12,144,925
Essex Property Trust, Inc.(a)	49,910	11,114,957

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Extra Space Storage, Inc., REIT(a)	113,980	$9,051,152
Federal Realty Investment Trust	63,337	9,749,464
First Potomac Realty Trust, REIT	472,242	4,321,014
Four Corners Property Trust, Inc., REIT(a)	248,963	5,310,381
General Growth Properties, Inc., REIT	304,852	8,413,915
HCP, Inc.	85,370	3,239,792
Hudson Pacific Properties, Inc., REIT	239,786	7,881,766
Kilroy Realty Corp.(a)	52,671	3,652,734
Life Storage, Inc.	19,327	1,718,943
Macerich Co. (The)	14,148	1,144,149
MedEquities Realty Trust, Inc.*	207,100	2,433,425
MGM Growth Properties LLC (Class A Stock), REIT(a)	164,064	4,277,148
Monogram Residential Trust, Inc., REIT(a)	359,023	3,820,005
National Retail Properties, Inc., REIT(a)	146,164	7,432,439
New York REIT, Inc., REIT	525,404	4,807,447
Physicians Realty Trust, REIT	246,831	5,316,740
Prologis, Inc.	78,849	4,221,575
Public Storage, REIT	22,949	5,120,840
Regency Centers Corp., REIT	54,345	4,211,194
Retail Properties of America, Inc. (Class A Stock), REIT	373,484	6,274,531
Rexford Industrial Realty, Inc., REIT	168,315	3,852,730
RMR Group, Inc. (The) (Class A Stock)	77	2,921
Simon Property Group, Inc., REIT	80,208	16,603,858
SL Green Realty Corp., REIT(a)	17,568	1,899,101
STORE Capital Corp., REIT	210,463	6,202,345
Sun Communities, Inc.	97,700	7,667,496
Sunstone Hotel Investors, Inc., REIT(a)	368,290	4,710,429
Taubman Centers, Inc., REIT	85,103	6,332,514
Ventas, Inc., REIT	152,311	10,757,726
Vornado Realty Trust	75,578	7,649,249
Welltower, Inc., REIT	96,657	7,227,044

		259,597,821

TOTAL COMMON STOCKS (cost $449,780,597)		475,520,626

RIGHTS*
United Kingdom
Tritax Big Box REIT PLC, expiring 10/13/16 (cost $0)	91,915	7,864

TOTAL LONG-TERM INVESTMENTS (cost $449,780,597)		475,528,490

	Shares	Value
SHORT-TERM INVESTMENTS — 15.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $10,943,893)(w)	10,943,893	$10,943,893
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $62,733,465)(b)(w)	62,733,465	62,733,465

TOTAL SHORT-TERM INVESTMENTS (cost $73,677,358)		73,677,358

TOTAL INVESTMENTS — 113.1% (cost $523,457,955)		549,205,848
Liabilities in excess of other assets — (13.1)%		(63,557,607)

NET ASSETS — 100.0%		$485,648,241

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,208,234; cash collateral of $62,717,323 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$31,306,580	$—
Canada	11,004,968	—	—
France	—	16,065,118	—
Germany	—	18,160,706	—
Hong Kong	—	33,710,414	—
Ireland	—	6,920,168	—
Japan	—	57,083,157	—
Netherlands	—	1,561,386	—
Singapore	—	11,877,780	—
Spain	—	1,976,492	—
Sweden	—	7,186,760	—
Switzerland	—	1,498,517	—
United Kingdom	—	17,570,759	—
United States	259,597,821	—	—
Rights	—	7,864	—
Affiliated Mutual Funds	73,677,358	—	—

Total	$344,280,147	$204,925,701	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Retail REITs	25.2%
Affiliated Mutual Funds (12.9% represents investments purchased with collateral from securities on loan)	15.2
Residential REITs	12.9
Diversified Real Estate Activities	11.8
Office REITs	10.9
Diversified REITs	8.3
Specialized REITs	7.0
Health Care REITs	6.7
Industrial REITs	5.9
Real Estate Operating Companies	4.9
Hotel & Resort REITs	3.1
Health Care Facilities	0.6
Real Estate Development	0.4
Hotels, Resorts & Cruise Lines	0.2
113.1
Liabilities in excess of other assets	(13.1)
100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$7,864

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 75.7%
AFFILIATED MUTUAL FUNDS — 46.3%
AST Goldman Sachs Strategic Income Portfolio*	65,657	$628,341
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	63,243	581,201
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	182,952	1,968,564
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	122,263	1,601,649
Goldman Sachs Emerging Markets Equity Fund	30,517	536,491
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	69,205	593,089
Goldman Sachs Fixed Income Macro Strategies Fund (Institutional Shares)	23,007	203,153
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	34,105	332,179
Goldman Sachs High Yield Fund (Institutional Shares)	56,042	362,032
Goldman Sachs International Real Estate Securities Fund	74,403	465,763
Goldman Sachs International Small Cap Insights Fund	169,921	1,875,932
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	128,788	839,701
Goldman Sachs Long Short Fund	19,878	170,953
Goldman Sachs Managed Futures Strategy Fund	33,163	349,542
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	21,649	460,683

TOTAL AFFILIATED MUTUAL FUNDS (cost $10,550,268)		10,969,273

AFFILIATED EXCHANGE TRADED FUND — 9.2%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF (cost $2,140,235)	50,125	2,183,946

UNAFFILIATED EXCHANGE TRADED FUNDS — 20.2%
iShares Core MSCI EAFE ETF	61,621	3,397,782
iShares Core MSCI Emerging Markets ETF	20,191	920,911
iShares Global Infrastructure ETF(a)	11,429	474,989

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $4,646,428)		4,793,682

TOTAL LONG-TERM INVESTMENTS (cost $17,336,931)		17,946,901

	Shares	Value

SHORT-TERM INVESTMENTS — 27.4%
AFFILIATED MUTUAL FUNDS — 27.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund
(cost $5,832,656)(w)	5,832,656	$5,832,656
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $579,056)(b)(w)	579,056	579,056

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,411,712)		6,411,712

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.3%
Call Options
90 Day Euro Dollar Futures,
expiring 06/17/19, Strike Price $97.75	10	11,100
expiring 03/18/19, Strike Price $97.88	13	12,625
expiring 12/17/18, Strike Price $98.00	13	11,219
expiring 09/17/18, Strike Price $98.13	10	8,100
expiring 06/18/18, Strike Price $98.25	5	3,563
expiring 06/19/17, Strike Price $98.50	8	3,919
expiring 03/13/17, Strike Price $98.63	15	6,525
expiring 12/19/16, Strike Price $98.88	33	6,906
expiring 03/13/17, Strike Price $99.38	298	3,719

TOTAL OPTIONS PURCHASED (cost $68,588)		67,676

TOTAL SHORT-TERM INVESTMENTS (cost $6,480,300)		6,479,388

TOTAL INVESTMENTS — 103.1% (cost $23,817,231)		24,426,289
Liabilities in excess of other assets(z) — (3.1)%		(731,543)

NET ASSETS — 100.0%		$23,694,746

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $566,769; cash collateral of $578,825 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential
Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Deprecation)

Long Positions:
2	Hang Seng China Enterprises Index	Oct. 2016	$124,156	$ 123,769	$(387)
3	IBEX 35 Index	Oct. 2016	295,446	295,306	(140)
4	Russell 2000 Mini Index	Dec. 2016	500,060	499,320	(740)
32	S&P 500 E-Mini Index	Dec. 2016	3,473,311	3,456,640	(16,671)
13	SGX CNX Nifty 50 Index	Oct. 2016	229,585	224,926	(4,659)

					(22,597)

Short Positions:
4	30 Year Euro Buxl	Dec. 2016	848,718	863,546	(14,828)
23	SGX FTSE China A50 Index	Oct. 2016	219,196	220,053	(857)

					(15,685)

					$(38,282)

Cash of $260,317 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/04/16	Citigroup Global Markets	BRL	20	$6,102	$6,143	$41
Expiring 10/04/16	Standard Chartered PLC	BRL	740	225,971	227,273	1,302
Expiring 10/04/16	Standard Chartered PLC	BRL	20	6,126	6,143	17
Expiring 11/03/16	Deutsche Bank AG	BRL	300	92,025	91,330	(695)
Expiring 11/03/16	State Street Bank	BRL	780	238,941	237,456	(1,485)
British Pound,
Expiring 12/21/16	Deutsche Bank AG	GBP	140	182,598	181,787	(811)
Expiring 12/21/16	UBS AG	GBP	105	136,386	136,341	(45)
Indian Rupee,
Expiring 12/21/16	Deutsche Bank AG	INR	500	7,418	7,404	(14)
Expiring 12/21/16	UBS AG	INR	18,500	273,964	273,986	22
Indonesian Rupiah,
Expiring 12/21/16	Citigroup Global Markets	IDR	5,490,000	414,496	415,395	899
Expiring 12/21/16	Deutsche Bank AG	IDR	90,000	6,831	6,810	(21)
Norwegian Krone,
Expiring 12/21/16	Deutsche Bank AG	NOK	1,150	141,893	143,880	1,987
Polish Zloty,
Expiring 12/21/16	Citigroup Global Markets	PLN	540	140,520	141,000	480
Russian Ruble,
Expiring 12/21/16	Barclays Capital Group	RUB	250	3,823	3,899	76
Expiring 12/21/16	Standard Chartered PLC	RUB	12,000	181,956	187,156	5,200
Swedish Krona,
Expiring 12/21/16	UBS AG	SEK	1,200	143,632	140,485	(3,147)

				$2,202,682	$2,206,488	3,806

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	Barclays Capital Group	AUD	720	$550,964	$550,009	$955
Brazilian Real,
Expiring 10/04/16	State Street Bank	BRL	780	240,927	239,559	1,368
British Pound,
Expiring 12/21/16	JPMorgan Chase	GBP	1,090	1,456,359	1,415,350	41,009
Expiring 12/21/16	JPMorgan Chase	GBP	245	327,347	318,129	9,218
Canadian Dollar,
Expiring 12/21/16	Morgan Stanley	CAD	190	144,503	144,911	(408)
Chilean Peso,
Expiring 12/21/16	Standard Chartered PLC	CLP	125,000	187,857	188,758	(901)
Chinese Renminbi,
Expiring 12/21/16	Deutsche Bank AG	CNH	30	4,453	4,472	(19)
Expiring 12/21/16	Morgan Stanley	CNH	1,240	183,949	184,868	(919)
Danish Krone,
Expiring 12/21/16	Barclays Capital Group	DKK	920	139,511	139,374	137
Euro,
Expiring 12/21/16	UBS AG	EUR	2,010	2,270,014	2,266,802	3,212
Hong Kong Dollar,
Expiring 12/21/16	UBS AG	HKD	1,850	238,756	238,714	42
Hungarian Forint,
Expiring 12/21/16	Citigroup Global Markets	HUF	50,000	183,540	182,475	1,065
Expiring 12/21/16	Deutsche Bank AG	HUF	2,000	7,240	7,299	(59)
Israeli Shekel,
Expiring 12/21/16	Citigroup Global Markets	ILS	160	42,716	42,793	(77)
Japanese Yen,
Expiring 12/21/16	Barclays Capital Group	JPY	182,000	1,787,264	1,801,660	(14,396)
Expiring 12/21/16	Barclays Capital Group	JPY	14,000	137,482	138,589	(1,107)
Malaysian Ringgit,
Expiring 12/21/16	Citigroup Global Markets	MYR	570	139,946	137,262	2,684
Expiring 12/21/16	Deutsche Bank AG	MYR	30	7,255	7,224	31
New Taiwanese Dollar,
Expiring 12/21/16	UBS AG	TWD	6,000	193,561	191,862	1,699
New Zealand Dollar,
Expiring 12/21/16	Societe Generale	NZD	10	7,210	7,258	(48)
Expiring 12/21/16	State Street Bank	NZD	190	140,849	137,905	2,944
Expiring 12/21/16	State Street Bank	NZD	20	14,826	14,516	310
Norwegian Krone,
Expiring 12/21/16	Barclays Capital Group	NOK	400	48,891	50,045	(1,154)
Singapore Dollar,
Expiring 12/21/16	Citigroup Global Markets	SGD	130	96,519	95,358	1,161
South Korean Won,
Expiring 12/21/16	Citigroup Global Markets	KRW	160,000	146,326	145,212	1,114
Swedish Krona,
Expiring 12/21/16	Morgan Stanley	SEK	1,800	214,399	210,727	3,672
Swiss Franc,
Expiring 12/21/16	State Street Bank	CHF	660	686,061	682,930	3,131
Expiring 12/21/16	State Street Bank	CHF	180	187,107	186,253	854

				$9,785,832	$9,730,314	55,518

						$59,324

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$17,380,985	$—	$—
Affiliated Exchange Traded Fund	2,183,946	—	—
Unaffiliated Exchange Traded Funds	4,793,682	—	—
Options Purchased	67,676	—	—
Other Financial Instruments*
Futures Contracts	(38,282)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	59,324	—

Total	$24,388,007	$59,324	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$(23,454)
Foreign exchange contracts	59,324
Interest rate contracts	52,848

Total	$88,718

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 102.0%
Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 13.2%
Collateralized Debt Obligations — 0.1%
Venture VIII CDO Ltd.,
Series 2007-8A, Class A2A, 144A
0.922%(c)	07/22/21	429	$425,311

Collateralized Loan Obligations — 7.2%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class ACOM, 144A
1.906%(c)	04/18/24	5,950	5,867,890
Apidos CLO X (Cayman Islands),
Series 2012-10A, Class A, 144A
2.177%(c)	10/30/22	7,650	7,652,866
Cent CLO 21 Ltd. (Cayman Islands),
Series 2014-21A, Class A1B, 144A
2.124%(c)	07/27/26	4,650	4,630,532
Crown Point CLO Ltd. (Cayman Islands),
Series 2012-1A, Class ACOM, 144A
1.790%(c)	11/21/22	703	699,580
Duane Street CLO IV Ltd.,
Series 2007-4A, Class A1R, 144A
1.077%(c)	11/14/21	4,213	4,185,989
Gale Force 3 CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1, 144A
0.928%(c)	04/19/21	1,343	1,338,222
Grayson CLO Ltd. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
1.002%(c)	11/01/21	2,172	2,156,789
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.830%(c)	04/15/25	2,250	2,248,925
Series 2014-1A, Class A1, 144A
2.209%(c)	04/18/26	3,750	3,748,699
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 144A
2.157%(c)	07/21/26	700	698,104
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class ACOM, 144A
1.922%(c)	11/22/23	2,728	2,720,996
OHA Credit Partners VIII Ltd. (Cayman Islands),
Series 2013-8A, Class A, 144A
1.816%(c)	04/20/25	7,150	7,100,333
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.175%(c)	07/20/28	7,650	7,687,793
Series 2016-1A, Class B1, 144A
2.925%(c)	07/20/28	1,550	1,559,548
Trinitas CLO I Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.210%(c)	04/15/26	1,700	1,690,872
Zais CLO 1 Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.530%(c)	04/15/26	1,800	1,749,032
Zais CLO 4 Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.180%(c)	05/10/25	4,300	4,299,036

			60,035,206

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities — 4.0%
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 144A
1.515%(c)	02/25/43	1,094	$1,076,551
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	4,300	4,298,792
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 144A
1.728%(c)	09/25/65	4,400	4,400,117
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.493%(c)	10/28/41	1,285	1,232,144
SLM Student Loan Trust,
Series 2003-1, Class A5A, 144A
0.960%(c)	12/15/32	2,901	2,613,820
Series 2005-4, Class A3
0.835%(c)	01/25/27	2,581	2,532,023
Series 2007-1, Class A5
0.805%(c)	01/26/26	2,029	1,996,653
Series 2007-2, Class A4
0.775%(c)	07/25/22	3,150	2,975,636
Series 2008-2, Class A3
1.465%(c)	04/25/23	232	226,447
Series 2008-4, Class A4
2.365%(c)	07/25/22	1,341	1,345,492
Series 2008-5, Class A4
2.415%(c)	07/25/23	4,541	4,566,917
Series 2012-3, Class A
1.175%(c)	12/26/25	3,334	3,212,764
SunTrust Student Loan Trust,
Series 2006-1A, Class A4, 144A
0.933%(c)	10/28/37	3,074	2,838,006

			33,315,362

Residential Mortgage-Backed Securities — 1.9%
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates,
Series 2005-R11, Class M2
0.995%(c)	01/25/36	2,200	1,903,389
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1
0.815%(c)	08/25/36	2,400	1,916,162
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
0.731%(c)	10/19/36	3,151	2,588,842
Invitation Homes Trust,
Series 2015-SFR2, Class D, 144A
2.827%(c)	06/17/32	800	804,293
Long Beach Mortgage Loan Trust,
Series 2006-6, Class 2A3
0.675%(c)	07/25/36	4,829	2,418,999
Soundview Home Equity Loan Trust,
Series 2007-NS1, Class A3
0.725%(c)	01/25/37	2,071	1,876,188

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1
0.775%(c)	09/25/36		4,600	$3,890,133

				15,398,006

TOTAL ASSET-BACKED SECURITIES (cost $107,615,792)				109,173,885

CORPORATE BONDS — 15.0%
Australia
APT Pipelines Ltd.,
Gtd. Notes, EMTN
1.375%	03/22/22	EUR	150	171,739
WEA Finance LLC/Westfield UK & Europe Finance PLC,
Gtd. Notes, 144A
3.750%	09/17/24		200	210,224

				381,963

Belgium — 0.8%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21		2,200	2,270,171
3.300%	02/01/23		600	633,305
3.650%	02/01/26		3,750	4,027,500

				6,930,976

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
4.875%	03/17/20		230	230,575
8.375%	05/23/21		670	731,975

				962,550

France — 0.8%
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, MTN, 144A
1.875%	03/28/19		3,700	3,720,668
Electricite de France SA,
Jr. Sub. Notes, EMTN
4.125%(c)	01/29/49	EUR	1,400	1,560,903
Orange SA,
Sr. Unsec’d. Notes, EMTN
3.000%	06/15/22	EUR	1,100	1,437,761

				6,719,332

Germany — 0.7%
Daimler AG,
Sr. Unsec’d. Notes, EMTN
1.400%	01/12/24	EUR	950	1,151,186
Deutsche Bank AG,
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21		100	96,670
Sr. Unsec’d. Notes, MTN
2.850%	05/10/19		150	146,772
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
0.625%	04/03/23	EUR	1,050	1,209,375

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
EMD Finance LLC,
Gtd. Notes, 144A
3.250%	03/19/25		2,900	$2,992,194

				5,596,197

Ireland — 0.2%
Bank of Ireland,
Sr. Unsec’d. Notes, EMTN
1.250%	04/09/20	EUR	359	416,276
Sub. Notes, EMTN
4.250%(c)	06/11/24	EUR	1,250	1,389,875

				1,806,151

Israel — 0.1%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.800%	07/21/23		800	802,053
3.150%	10/01/26		500	502,313

				1,304,366

Italy — 1.1%
Autostrada Brescia Verona Vicenza Padova SpA,
Sr. Sec’d. Notes
2.375%	03/20/20	EUR	100	117,389
Banca Monte dei Paschi di Siena SpA,
Gov’t. Liquid Gtd. Notes
3.500%	03/20/17	EUR	6,600	7,500,463
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24		250	269,681
Sub. Notes, MTN, 144A
5.017%	06/26/24		1,050	958,194

				8,845,727

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, EMTN
0.875%	03/11/22	EUR	300	348,072
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		1,050	1,081,107

				1,429,179

Mexico — 0.6%
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44		106	91,891
6.375%	01/23/45		60	57,300
6.625%	06/15/35		30	30,535
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	710	891,847
Gtd. Notes, MTN
4.500%	01/23/26		710	688,558
5.625%	01/23/46		40	34,892
Gtd. Notes, MTN, 144A
6.750%	09/21/47		690	690,000
Gtd. Notes, RegS
6.375%	02/04/21		55	59,955
6.875%	08/04/26		1,680	1,894,200

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
Trust F/1401,
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24		400	$415,000

				4,854,178

Netherlands — 0.2%
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		1,100	1,229,566
Sub. Notes, EMTN
4.125%(c)	11/21/23		350	358,365

				1,587,931

Portugal — 1.1%
EDP - Energias de Portugal SA,
Sub. Notes
5.375%(c)	09/16/75	EUR	400	458,666
EDP Finance BV,
Sr. Unsec’d. Notes, EMTN
2.625%	01/18/22	EUR	700	839,428
Sr. Unsec’d. Notes, MTN
4.125%	01/20/21	EUR	5,950	7,551,411

				8,849,505

Switzerland — 0.6%
Credit Suisse AG,
Sub. Notes
5.750%(c)	09/18/25	EUR	1,100	1,341,057
Glencore Funding LLC,
Gtd. Notes, 144A
2.500%	01/15/19		1,953	1,948,313
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25		1,500	1,571,983

				4,861,353

United Kingdom — 1.0%
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		1,200	1,325,747
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	950	1,118,736
HSBC Holdings PLC,
Sub. Notes, EMTN
3.125%	06/07/28	EUR	900	1,090,090
Royal Bank of Scotland PLC (The),
Sub. Notes, RegS
9.500%(c)	03/16/22		200	206,070
Santander UK PLC,
Sub. Notes, 144A
5.000%	11/07/23		2,300	2,396,959
Standard Life PLC,
Gtd. Notes
6.546%(c)	11/29/49	GBP	1,500	2,074,663

				8,212,265

United States — 7.5%
Actavis Funding SCS,
Gtd. Notes
3.000%	03/12/20		250	258,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.450%	03/15/22	3,200	$3,359,482
3.800%	03/15/25	650	687,930
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	50	49,320
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	1,100	1,082,917
3.250%	04/15/22	50	51,307
4.250%	01/15/44	200	194,284
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	01/15/19	1,650	1,682,203
3.500%	04/19/26	1,900	1,974,499
3.875%	08/01/25	2,050	2,190,050
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	1,550	1,578,904
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	400	418,079
4.908%	07/23/25	1,100	1,213,361
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	150	148,928
5.600%	07/15/41	50	50,450
Discover Bank,
Sr. Unsec’d. Notes
3.100%	06/04/20	4,350	4,475,023
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21	700	720,747
3.750%	02/15/25	300	310,903
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	2,050	2,133,687
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	10/15/25	1,250	1,425,455
Sr. Unsec’d. Notes
4.500%	10/15/22	800	881,869
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21	600	671,503
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	700	734,977
5.375%	02/01/21	600	672,152
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26	800	823,238
3.900%	07/15/25	950	1,024,402
Sr. Unsec’d. Notes, MTN
2.295%	08/15/21	200	200,435
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22	700	731,265

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25		1,050	$1,091,278
Gtd. Notes, 144A
5.000%	02/15/21		200	216,195
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		200	207,265
3.950%	07/15/25		1,750	1,893,393
5.000%	07/15/35		100	115,482
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20		100	103,766
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25		750	813,147
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24		110	116,512
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	150	184,018
3.700%	10/23/24		1,750	1,846,525
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		900	905,381
4.300%	01/27/45		200	214,087
5.625%	09/23/19		400	442,984
Sub. Notes, MTN
3.950%	04/23/27		550	571,257
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		2,750	2,859,785
4.250%	01/17/23		250	263,703
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		400	434,543
4.450%	06/12/25		200	223,145
5.850%	08/15/45		1,600	2,080,173
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19		1,450	1,484,256
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21		850	895,720
US Bank NA,
Sr. Unsec’d. Notes
2.800%	01/27/25		400	413,318
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		2,700	2,785,590
3.750%	05/01/24		250	262,802
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26		450	475,313
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20		550	565,626
2.625%	08/15/26		4,900	4,809,202
3.500%	11/01/24		3,400	3,626,688

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.500%	09/15/20		300	$329,210
5.150%	09/15/23		500	582,463
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21		700	716,358
3.450%	06/01/26		750	778,589

				62,053,273

Venezuela
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27		20	8,351
Gtd. Notes, RegS
6.000%	05/16/24		360	153,864

				162,215

TOTAL CORPORATE BONDS (cost $120,506,966)				124,557,161

FOREIGN GOVERNMENT BONDS — 49.4%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	4,365	3,364,774
3.250%	04/21/25	AUD	7,895	6,692,970
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
4.150%	03/15/37(g)	EUR	1,140	2,179,576
4.850%	03/15/26(g)	EUR	780	1,285,506
Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,890	3,617,062
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	1,494	1,415,150
Bundesobligation (Germany),
Bonds
1.000%	02/22/19	EUR	5,230	6,116,460
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	08/15/46	EUR	650	1,148,459
5.500%	01/04/31	EUR	1,810	3,617,985
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	12/15/18	CAD	1,800	1,421,108
Canadian Government Bond (Canada),
Bonds
3.500%	12/01/45	CAD	2,070	2,242,060
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26		2,144	2,275,320
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		480	529,200
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,255	1,206,578
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		380	402,800

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.875%	04/18/24		320	$348,000
6.850%	01/27/45		1,430	1,601,600
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.200%	02/17/45	EUR	2,360	2,884,227
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20(g)	EUR	2,060	2,639,935
France Government Bond OAT (France),
Bonds
1.000%	11/25/18	EUR	2,300	2,675,182
1.000%	05/25/19	EUR	12,290	14,399,618
1.750%	11/25/24	EUR	6,030	7,797,293
4.500%	04/25/41	EUR	1,400	2,844,866
4.750%	04/25/35	EUR	4,270	8,250,182
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
7.500%	03/15/24		200	227,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26		1,800	2,010,418
Sr. Unsec’d. Notes, RegS
4.125%	01/15/25		1,210	1,290,841
5.125%	01/15/45		1,360	1,550,838
5.875%	01/15/24		200	235,853
6.750%	01/15/44		640	874,643
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25	ILS	2,680	716,471
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.150%	11/12/17	EUR	3,100	3,572,016
Bonds
4.250%	09/01/19	EUR	5,820	7,345,404
Sr. Unsec’d. Notes, TIPS, 144A
2.350%	09/15/24	EUR	8,100	10,705,785
Unsec’d. Notes, 144A
2.700%	03/01/47	EUR	4,220	5,224,762
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	807,950	8,075,277
0.100%	12/20/20	JPY	2,268,800	22,707,689
0.200%	09/20/18	JPY	3,117,700	31,045,719
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	2,082,514
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	251,650	2,529,032
0.400%	09/20/25	JPY	380,000	3,931,607
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	09/20/45	JPY	985,900	12,217,071
2.500%	06/20/36	JPY	176,000	2,446,141
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.200%	03/20/35	JPY	2,083,350	23,908,036
2.200%	06/20/24	JPY	1,229,000	14,384,530

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Government Two Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	07/15/18	JPY	4,209,000	$41,797,377
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/25	JPY	1,548,100	16,012,244
0.100%	03/10/26	JPY	1,249,000	12,939,370
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS
5.125%	07/21/25		750	845,250
Mexican Bonos (Mexico),
Bonds
8.500%	12/13/18	MXN	1,463	80,051
10.000%	12/05/24	MXN	46,951	3,058,989
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	2,405	140,799
8.500%	11/18/38	MXN	2,036	129,402
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		1,260	1,305,675
4.600%	01/23/46		1,790	1,814,613
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	4,680	1,419,825
Province of British Columbia Canada (Canada),
Sr. Unsec’d. Notes, MTN
4.650%	12/18/18	CAD	1,300	1,074,394
Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	3,183,925
Province of Ontario Canada (Canada),
Notes
4.650%	06/02/41	CAD	2,700	2,805,411
Unsec’d. Notes
2.600%	06/02/25	CAD	5,000	4,080,681
South Africa Government Bond (South Africa),
Bonds
8.250%	03/31/32	ZAR	12,360	832,634
8.875%	02/28/35	ZAR	12,150	856,612
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		240	252,288
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
3.800%	01/31/17	EUR	28,950	32,954,654
4.850%	10/31/20(g)	EUR	2,970	3,998,815
5.900%	07/30/26(g)	EUR	8,800	14,501,875
Switzerland Government Bond (Switzerland),
Bonds
2.250%	07/06/20	CHF	900	1,038,219
4.000%	04/08/28	CHF	300	471,539
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		520	559,978
United Kingdom Gilt (United Kingdom),
Bonds
2.000%	07/22/20	GBP	3,780	5,234,687
3.500%	07/22/68	GBP	1,410	3,226,230
4.250%	03/07/36	GBP	2,270	4,396,919
Unsec’d. Notes
4.500%	09/07/34	GBP	5,920	11,604,357

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19	1,540	$946,330

TOTAL FOREIGN GOVERNMENT BONDS (cost $377,828,283)			409,600,701

MUNICIPAL BONDS — 0.7%
Puerto Rico — 0.7%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited,
6.000%	07/01/39(g)	1,120	694,400
6.000%	07/01/39(g)	100	62,751
8.000%	07/01/35(g)	1,115	730,325
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds,
5.000%	07/01/33	5	3,775
5.250%	07/01/42	900	674,937
6.000%	07/01/38	5	3,887
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds,
5.233%(t)	08/01/32	860	481,652
5.250%	08/01/41	340	173,451
5.375%	08/01/39	3,150	1,654,317
5.500%	08/01/28	25	13,206
6.500%	08/01/44	2,605	1,432,776

TOTAL MUNICIPAL BONDS (cost $5,379,740)			5,925,477

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.9%
Alternative Loan Trust,
Series 2007-J2, Class 1A1
6.500%	07/25/37	2,126	991,839
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
3.015%(c)	04/25/37	2,016	1,837,970
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2
4.775%(c)	01/25/29(x)	800	822,522
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3
4.675%(c)	01/25/25(x)	2,000	2,116,039
Series 2015-HQ1, Class M3
4.325%(c)	03/25/25(x)	250	264,345
Series 2016-DNA3, Class M3
5.525%(c)	12/25/28(x)	650	695,010
Series 2016-DNA4, Class M3
4.324%(c)	03/25/29(x)	950	955,110
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.685%(c)	03/25/37	554	465,994
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A
0.755%(c)	07/25/46	3,043	2,596,128
JP Morgan Alternative Loan Trust,
Series 2008-R2, Class A1, 144A
6.000%	11/25/36	2,158	1,803,388
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A, 144A^
1.618%(c)	09/10/18(g)	3,750	3,750,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-2, Class A, 144A^
1.818%(c)	03/10/19(g)	3,750	$3,750,000
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 2A1
0.755%(c)	02/25/36	483	430,295
Washington Mutual Mortgage Pass-Through Certificates,
Series 2006-AR11, Class 2A
2.193%(c)	09/25/46	1,336	1,257,149
Series 2006-AR9, Class 1A
1.507%(c)	08/25/46	3,299	2,816,747

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $24,303,600)			24,552,536

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%
Federal Home Loan Banks, Bonds
2.625%	09/12/25	3,700	$3,934,476
Federal Home Loan Mortgage Corp.
4.000%	06/01/40-11/01/41	267	287,252
Federal National Mortgage Assoc.
3.000%	TBA	2,000	2,078,672
3.500%	TBA	14,000	14,772,187
3.500%	08/01/45	6,793	7,263,950
4.000%	TBA	6,000	6,443,906
5.000%	02/01/38	49	54,384
Government National Mortgage Assoc.
4.000%	TBA	30,000	32,145,702
4.000%	10/20/43-05/20/46	31,983	34,290,852

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $100,449,641)			101,271,381

U.S. TREASURY OBLIGATIONS — 8.6%
U.S. Treasury Bonds
1.125%	09/30/21	14,570	14,550,651
2.250%	08/15/46	2,260	2,219,037
2.500%	05/15/46	1,160	1,200,600
3.000%	11/15/44	3,780	4,309,937
3.125%	08/15/44	3,250	3,792,977
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	15,560	16,000,919
0.375%	07/15/23-07/15/25	13,360	14,281,393
1.375%	02/15/44	1,690	2,070,056
2.125%	02/15/40	1,100	1,629,456
United States Treasury Inflation Indexed Bonds
0.250%	01/15/25	9,500	9,831,548
United States Treasury Strip Coupon
2.341%(s)	11/15/36	2,230	1,412,879

TOTAL U.S. TREASURY OBLIGATIONS (cost $69,548,458)			71,299,453

TOTAL LONG-TERM INVESTMENTS (cost $805,632,480)			846,380,594

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $12,056,227)(w)	12,056,227	$12,056,227

TOTAL INVESTMENTS — 103.5% (cost $817,688,707)		858,436,821
Liabilities in excess of other assets(z) — (3.5)%		(28,921,037)

NET ASSETS — 100.0%		$829,515,784

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,500,000 and 0.9% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2016.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
153	5 Year Euro-Bobl	Dec. 2016	$22,622,957	$22,702,760	$79,803
123	10 Year Euro-Bund	Dec. 2016	22,749,492	22,895,225	145,733
66	10 Year U.K. Gilt	Dec. 2016	11,233,578	11,142,291	(91,287)
36	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	6,611,625	6,619,500	7,875

					142,124

Short Positions:
40	2 Year U.S. Treasury Notes	Dec. 2016	8,733,604	8,738,750	(5,146)
86	5 Year U.S. Treasury Notes	Dec. 2016	10,451,804	10,450,344	1,460
1	10 Year Canadian Government Bonds	Dec. 2016	110,317	111,986	(1,669)
176	10 Year U.S. Treasury Notes	Dec. 2016	23,001,937	23,078,000	(76,063)

					(81,418)

					$60,706

Cash of $927,789 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2016.

 Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/16	Citigroup Global Markets	ARS	5,596	$358,000	$363,359	$5,359
Expiring 10/17/16	BNP Paribas	ARS	5,647	371,723	364,394	(7,329)
Expiring 10/18/16	BNP Paribas	ARS	6,163	406,777	397,502	(9,275)
Expiring 10/18/16	Citigroup Global Markets	ARS	4,761	309,168	307,104	(2,064)
Expiring 10/18/16	Royal Bank of Scotland Group PLC	ARS	14,998	975,459	967,374	(8,085)
Expiring 10/24/16	BNP Paribas	ARS	12,596	817,890	809,922	(7,968)
Expiring 10/24/16	BNP Paribas	ARS	4,227	274,498	271,824	(2,674)
Expiring 10/28/16	Citigroup Global Markets	ARS	11,849	764,962	760,372	(4,590)
Expiring 11/18/16	JPMorgan Chase	ARS	5,504	344,968	349,284	4,316
Expiring 11/18/16	Royal Bank of Scotland Group PLC	ARS	6,208	391,478	393,966	2,488
Expiring 11/22/16	BNP Paribas	ARS	6,152	383,295	389,578	6,283
Expiring 11/22/16	Deutsche Bank AG	ARS	6,610	423,726	418,596	(5,130)
Expiring 11/22/16	Royal Bank of Scotland Group PLC	ARS	3,175	198,202	201,074	2,872

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Argentine Peso (cont’d.),
Expiring 11/29/16	BNP Paribas	ARS	5,311	$339,705	$335,108	$(4,597)
Expiring 11/29/16	Hong Kong & Shanghai Bank	ARS	6,118	382,350	385,981	3,631
Expiring 12/05/16	JPMorgan Chase	ARS	5,596	355,600	352,065	(3,535)
Expiring 12/12/16	Citigroup Global Markets	ARS	5,572	354,908	349,458	(5,450)
Expiring 12/23/16	Citigroup Global Markets	ARS	3,511	221,094	219,087	(2,007)
Australian Dollar,
Expiring 12/21/16	Citigroup Global Markets	AUD	9,506	7,088,894	7,261,242	172,348
Expiring 12/21/16	Morgan Stanley	AUD	2,468	1,862,580	1,885,309	22,729
Expiring 12/21/16	Standard Chartered PLC	AUD	1,249	937,166	954,113	16,947
Expiring 12/21/16	State Street Bank	AUD	500	373,099	381,832	8,733
Expiring 12/21/16	Westpac Banking Corp.	AUD	1,236	931,190	944,182	12,992
Brazilian Real,
Expiring 10/04/16	Deutsche Bank AG	BRL	3,003	935,000	922,326	(12,674)
Expiring 10/04/16	JPMorgan Chase	BRL	6,014	1,863,271	1,846,990	(16,281)
Expiring 10/04/16	Morgan Stanley	BRL	12,886	3,924,252	3,957,529	33,277
Expiring 10/04/16	Morgan Stanley	BRL	3,108	944,000	954,548	10,548
Expiring 10/04/16	RBC Dominion Securities	BRL	3,056	933,000	938,433	5,433
Expiring 11/03/16	Citigroup Global Markets	BRL	3,109	947,000	946,349	(651)
Expiring 11/03/16	Morgan Stanley	BRL	16,018	4,894,388	4,876,334	(18,054)
Expiring 11/03/16	Morgan Stanley	BRL	3,089	943,000	940,488	(2,512)
Expiring 11/03/16	Morgan Stanley	BRL	3,073	941,000	935,518	(5,482)
British Pound,
Expiring 12/21/16	Bank of America	GBP	400	521,106	519,220	(1,886)
Expiring 12/21/16	Bank of America	GBP	342	447,429	443,455	(3,974)
Expiring 12/21/16	Deutsche Bank AG	GBP	341	446,418	443,025	(3,393)
Expiring 12/21/16	Morgan Stanley	GBP	716	937,124	929,715	(7,409)
Expiring 12/21/16	Morgan Stanley	GBP	287	372,736	372,445	(291)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	GBP	289	374,994	374,948	(46)
Canadian Dollar,
Expiring 12/21/16	Bank of America	CAD	1,238	939,000	944,411	5,411
Expiring 12/21/16	BNP Paribas	CAD	492	374,487	375,258	771
Expiring 12/21/16	Deutsche Bank AG	CAD	1,233	939,000	940,082	1,082
Expiring 12/21/16	Morgan Stanley	CAD	543	414,919	414,269	(650)
Expiring 12/21/16	RBC Dominion Securities	CAD	1,240	946,000	946,069	69
Expiring 12/21/16	RBC Dominion Securities	CAD	1,230	941,000	937,724	(3,276)
Expiring 12/21/16	RBC Dominion Securities	CAD	1,230	941,000	937,717	(3,283)
Expiring 12/21/16	RBC Dominion Securities	CAD	1,219	946,000	929,620	(16,380)
Expiring 12/21/16	Standard Chartered PLC	CAD	1,246	941,000	950,308	9,308
Expiring 12/21/16	State Street Bank	CAD	1,228	939,000	936,909	(2,091)
Expiring 12/21/16	State Street Bank	CAD	1,222	930,346	932,209	1,863
Chinese Renminbi,
Expiring 12/21/16	JPMorgan Chase	CNH	6,334	939,000	944,247	5,247
Expiring 12/21/16	Standard Chartered PLC	CNH	18,846	2,800,000	2,809,756	9,756
Expiring 12/21/16	Standard Chartered PLC	CNH	12,684	1,892,000	1,891,032	(968)
Expiring 12/21/16	Standard Chartered PLC	CNH	12,585	1,870,000	1,876,315	6,315
Expiring 12/21/16	Standard Chartered PLC	CNH	6,280	933,000	936,319	3,319
Colombian Peso,
Expiring 10/31/16	Deutsche Bank AG	COP	1,107,061	377,000	381,571	4,571
Expiring 11/03/16	Citigroup Global Markets	COP	1,493,392	515,025	514,477	(548)
Expiring 11/04/16	Credit Suisse First Boston Corp.	COP	1,537,747	530,000	529,672	(328)
Euro,
Expiring 11/10/16	Bank of America	EUR	6,822	7,687,406	7,677,613	(9,793)
Expiring 11/10/16	Bank of America	EUR	692	783,499	779,234	(4,265)
Expiring 11/10/16	Deutsche Bank AG	EUR	5,828	6,557,476	6,559,011	1,535
Expiring 11/10/16	Morgan Stanley	EUR	2,052	2,312,768	2,309,541	(3,227)
Expiring 12/21/16	Citigroup Global Markets	EUR	4,105	4,630,663	4,629,954	(709)
Expiring 12/21/16	Hong Kong & Shanghai Bank	EUR	833	939,262	939,426	164

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/21/16	Westpac Banking Corp.	EUR	1,959	$2,209,426	$2,209,411	$(15)
Indian Rupee,
Expiring 10/26/16	Citigroup Global Markets	INR	127,420	1,894,645	1,904,794	10,149
Expiring 10/26/16	UBS AG	INR	62,808	933,000	938,921	5,921
Expiring 10/27/16	JPMorgan Chase	INR	63,894	947,000	954,981	7,981
Expiring 11/03/16	JPMorgan Chase	INR	63,424	945,000	946,772	1,772
Indonesian Rupiah,
Expiring 10/27/16	Morgan Stanley	IDR	12,056,349	902,827	920,013	17,186
Expiring 10/27/16	Westpac Banking Corp.	IDR	41,695,260	3,116,937	3,181,740	64,803
Expiring 11/08/16	Deutsche Bank AG	IDR	16,634,885	1,256,411	1,266,922	10,511
Expiring 11/10/16	Morgan Stanley	IDR	32,918,221	2,487,962	2,506,238	18,276
Japanese Yen,
Expiring 10/06/16	Bank of America	JPY	31,869	314,001	314,353	352
Expiring 10/06/16	Deutsche Bank AG	JPY	209,782	2,050,094	2,069,283	19,189
Expiring 10/06/16	Westpac Banking Corp.	JPY	265,821	2,657,253	2,622,049	(35,204)
Expiring 12/21/16	Bank of America	JPY	445,846	4,437,761	4,413,537	(24,224)
Expiring 12/21/16	Bank of America	JPY	198,204	1,942,152	1,962,064	19,912
Expiring 12/21/16	Citigroup Global Markets	JPY	191,443	1,891,000	1,895,138	4,138
Expiring 12/21/16	Credit Suisse First Boston Corp.	JPY	95,582	945,000	946,184	1,184
Expiring 12/21/16	UBS AG	JPY	94,626	934,000	936,724	2,724
Malaysian Ringgit,
Expiring 10/07/16	Deutsche Bank AG	MYR	6,814	1,686,119	1,647,120	(38,999)
Expiring 10/19/16	UBS AG	MYR	6,500	1,619,143	1,569,908	(49,235)
Expiring 10/20/16	JPMorgan Chase	MYR	15,069	3,730,227	3,639,562	(90,665)
Expiring 10/27/16	UBS AG	MYR	923	224,537	222,920	(1,617)
Expiring 11/09/16	Hong Kong & Shanghai Bank	MYR	5,225	1,269,483	1,260,698	(8,785)
Expiring 11/09/16	UBS AG	MYR	6,552	1,611,279	1,580,768	(30,511)
Expiring 11/18/16	Hong Kong & Shanghai Bank	MYR	6,814	1,643,937	1,643,452	(485)
Mexican Peso,
Expiring 12/21/16	Bank of America	MXN	67,845	3,526,878	3,466,768	(60,110)
Expiring 12/21/16	BNP Paribas	MXN	124,724	6,459,713	6,373,219	(86,494)
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	37,238	1,894,000	1,902,788	8,788
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	18,458	945,000	943,193	(1,807)
Expiring 12/21/16	JPMorgan Chase	MXN	17,879	948,000	913,587	(34,413)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	107,382	5,726,605	5,487,084	(239,521)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	18,487	945,000	944,681	(319)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	17,722	948,000	905,588	(42,412)
Expiring 12/21/16	UBS AG	MXN	18,024	948,000	921,002	(26,998)
New Taiwanese Dollar,
Expiring 10/07/16	Citigroup Global Markets	TWD	28,547	909,675	910,899	1,224
Expiring 10/11/16	Hong Kong & Shanghai Bank	TWD	33,714	1,083,383	1,075,875	(7,508)
Expiring 10/21/16	UBS AG	TWD	28,547	911,610	911,252	(358)
Expiring 10/24/16	Deutsche Bank AG	TWD	29,836	941,000	952,474	11,474
New Zealand Dollar,
Expiring 12/21/16	Hong Kong & Shanghai Bank	NZD	1,195	862,208	867,205	4,997
Expiring 12/21/16	Morgan Stanley	NZD	1,300	939,354	943,556	4,202
Expiring 12/21/16	RBC Dominion Securities	NZD	520	376,777	377,259	482
Expiring 12/21/16	Royal Bank of Scotland Group PLC	NZD	1,296	935,874	940,653	4,779
Expiring 12/21/16	Standard Chartered PLC	NZD	2,568	1,870,814	1,863,887	(6,927)
Peruvian Nuevo Sol,
Expiring 10/12/16	BNP Paribas	PEN	3,142	925,105	927,612	2,507
Expiring 10/12/16	Deutsche Bank AG	PEN	3,204	948,000	946,066	(1,934)
Philippine Peso,
Expiring 10/17/16	JPMorgan Chase	PHP	44,854	939,000	924,507	(14,493)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 10/17/16	JPMorgan Chase	PHP	44,077	$918,069	$908,479	$(9,590)
Expiring 10/27/16	Morgan Stanley	PHP	86,971	1,835,987	1,792,115	(43,872)
Expiring 11/18/16	UBS AG	PHP	87,689	1,826,477	1,805,798	(20,679)
Polish Zloty,
Expiring 12/21/16	BNP Paribas	PLN	20,142	5,190,913	5,259,364	68,451
Expiring 12/21/16	UBS AG	PLN	20,105	5,210,225	5,249,545	39,320
Russian Ruble,
Expiring 10/11/16	Citigroup Global Markets	RUB	61,107	948,000	970,478	22,478
Expiring 10/21/16	Credit Suisse First Boston Corp.	RUB	177,652	2,700,496	2,814,492	113,996
Expiring 10/21/16	Credit Suisse First Boston Corp.	RUB	60,964	933,000	965,837	32,837
Expiring 10/27/16	Citigroup Global Markets	RUB	55,649	849,511	880,333	30,822
Expiring 10/27/16	Morgan Stanley	RUB	61,957	956,956	980,125	23,169
Expiring 11/17/16	Credit Suisse First Boston Corp.	RUB	81,698	1,243,063	1,285,446	42,383
Singapore Dollar,
Expiring 12/21/16	BNP Paribas	SGD	2,556	1,882,000	1,875,204	(6,796)
Expiring 12/21/16	Citigroup Global Markets	SGD	1,283	943,000	940,814	(2,186)
Expiring 12/21/16	JPMorgan Chase	SGD	2,541	1,867,000	1,864,173	(2,827)
South African Rand,
Expiring 12/21/16	Citigroup Global Markets	ZAR	5,288	378,000	379,109	1,109
Expiring 12/21/16	JPMorgan Chase	ZAR	5,400	379,000	387,130	8,130
Expiring 12/21/16	Morgan Stanley	ZAR	60,631	4,166,932	4,346,806	179,874
South Korean Won,
Expiring 10/04/16	Deutsche Bank AG	KRW	2,127,170	1,894,000	1,931,362	37,362
Expiring 10/04/16	JPMorgan Chase	KRW	1,043,918	944,000	947,824	3,824
Expiring 10/19/16	Hong Kong & Shanghai Bank	KRW	1,047,448	941,000	950,921	9,921
Expiring 10/20/16	Deutsche Bank AG	KRW	2,108,151	1,882,000	1,913,862	31,862
Expiring 10/26/16	BNP Paribas	KRW	1,058,986	954,532	961,346	6,814
Expiring 10/28/16	Bank of America	KRW	1,042,040	941,000	945,947	4,947
Swiss Franc,
Expiring 12/21/16	UBS AG	CHF	918	947,000	950,069	3,069
Turkish Lira,
Expiring 12/21/16	Citigroup Global Markets	TRY	2,828	933,000	926,639	(6,361)
Expiring 12/21/16	JPMorgan Chase	TRY	2,839	941,000	930,264	(10,736)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	TRY	2,801	935,000	917,787	(17,213)
United Arab Emirates Dirham,
Expiring 12/07/16	BNP Paribas	AED	14,926	4,060,959	4,062,038	1,079
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	9,404	2,558,383	2,559,411	1,028

				$206,103,994	$206,242,218	138,224

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/16	JPMorgan Chase	ARS	5,596	$ 366,021	$ 363,359	$2,662
Australian Dollar,
Expiring 11/18/16	Bank of America	AUD	12,744	9,747,557	9,742,223	5,334
Expiring 12/21/16	UBS AG	AUD	1,224	933,725	935,016	(1,291)
Brazilian Real,
Expiring 10/04/16	Bank of America	BRL	6,062	1,870,000	1,861,684	8,316
Expiring 10/04/16	Morgan Stanley	BRL	16,018	4,934,647	4,919,507	15,140
Expiring 10/04/16	Morgan Stanley	BRL	5,987	1,871,000	1,838,637	32,363
Expiring 11/03/16	RBC Dominion Securities	BRL	3,072	945,000	935,150	9,850
British Pound,
Expiring 11/16/16	Morgan Stanley	GBP	18,093	24,052,274	23,472,176	580,098
Expiring 11/16/16	RBC Dominion Securities	GBP	2,149	2,792,400	2,787,573	4,827

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 12/21/16	Hong Kong & Shanghai Bank	GBP	3,068	$4,059,625	$3,983,721	$75,904
Expiring 12/21/16	RBC Dominion Securities	GBP	1,232	1,632,395	1,599,684	32,711
Canadian Dollar,
Expiring 10/26/16	Credit Suisse First Boston Corp.	CAD	2,870	2,178,948	2,188,142	(9,194)
Expiring 10/26/16	Westpac Banking Corp.	CAD	16,833	13,033,455	12,833,082	200,373
Expiring 12/21/16	Bank of America	CAD	1,216	935,000	927,423	7,577
Expiring 12/21/16	Citigroup Global Markets	CAD	2,453	1,871,000	1,871,144	(144)
Expiring 12/21/16	Morgan Stanley	CAD	1,219	944,000	929,844	14,156
Expiring 12/21/16	Morgan Stanley	CAD	994	755,823	758,026	(2,203)
Expiring 12/21/16	RBC Dominion Securities	CAD	1,228	945,000	936,538	8,462
Expiring 12/21/16	Standard Chartered PLC	CAD	888	674,983	677,169	(2,186)
Expiring 12/21/16	State Street Bank	CAD	2,476	1,872,000	1,888,391	(16,391)
Expiring 12/21/16	State Street Bank	CAD	1,238	936,000	944,477	(8,477)
Expiring 12/21/16	State Street Bank	CAD	1,237	945,000	943,501	1,499
Expiring 12/21/16	Westpac Banking Corp.	CAD	6,560	5,011,539	5,003,558	7,981
Chinese Renminbi,
Expiring 12/21/16	Westpac Banking Corp.	CNH	20,845	3,099,176	3,107,724	(8,548)
Danish Krone,
Expiring 10/27/16	BNP Paribas	DKK	6,912	1,038,341	1,044,297	(5,956)
Euro,
Expiring 11/10/16	Morgan Stanley	EUR	315	353,752	354,673	(921)
Expiring 11/10/16	Standard Chartered PLC	EUR	1,559	1,743,972	1,754,666	(10,694)
Expiring 11/10/16	Westpac Banking Corp.	EUR	161,485	182,131,940	181,752,829	379,111
Expiring 12/21/16	Credit Suisse First Boston Corp.	EUR	366	412,360	412,366	(6)
Expiring 12/21/16	Credit Suisse First Boston Corp.	EUR	331	373,099	373,116	(17)
Expiring 12/21/16	RBC Dominion Securities	EUR	832	938,647	938,299	348
Expiring 12/21/16	UBS AG	EUR	366	411,685	412,392	(707)
Hungarian Forint,
Expiring 12/21/16	BNP Paribas	HUF	411,987	1,491,572	1,503,551	(11,979)
Indian Rupee,
Expiring 10/27/16	Hong Kong & Shanghai Bank	INR	61,713	914,398	922,376	(7,978)
Indonesian Rupiah,
Expiring 10/31/16	Standard Chartered PLC	IDR	12,204,337	941,000	930,728	10,272
Israeli Shekel,
Expiring 10/07/16	JPMorgan Chase	ILS	2,582	678,666	689,203	(10,537)
Expiring 12/21/16	Deutsche Bank AG	ILS	3,564	946,000	953,091	(7,091)
Japanese Yen,
Expiring 10/06/16	Citigroup Global Markets	JPY	19,485,637	190,658,081	192,205,682	(1,547,601)
Expiring 10/06/16	Westpac Banking Corp.	JPY	255,522	2,505,884	2,520,458	(14,574)
Expiring 12/21/16	Bank of America	JPY	94,801	935,000	938,461	(3,461)
Expiring 12/21/16	Credit Suisse First Boston Corp.	JPY	310,560	3,044,150	3,074,302	(30,152)
Expiring 12/21/16	Deutsche Bank AG	JPY	53,010	523,013	524,753	(1,740)
Expiring 12/21/16	JPMorgan Chase	JPY	93,764	935,000	928,188	6,812
Expiring 12/21/16	UBS AG	JPY	95,049	945,000	940,912	4,088
Malaysian Ringgit,
Expiring 10/07/16	Hong Kong & Shanghai Bank	MYR	6,814	1,646,002	1,647,119	(1,117)
Mexican Peso,
Expiring 10/13/16	Citigroup Global Markets	MXN	65,700	3,587,308	3,383,086	204,222
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	18,496	936,000	945,108	(9,108)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	18,445	936,000	942,517	(6,517)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	17,456	944,000	891,969	52,031
New Taiwanese Dollar,
Expiring 10/07/16	UBS AG	TWD	28,547	910,592	910,899	(307)
Expiring 10/21/16	Bank of America	TWD	85,879	2,745,497	2,741,352	4,145
Expiring 10/21/16	Hong Kong & Shanghai Bank	TWD	58,485	1,867,000	1,866,911	89

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 10/24/16	Bank of America	TWD	29,208	$933,000	$932,428	$572
Expiring 10/24/16	Citigroup Global Markets	TWD	58,722	1,855,645	1,874,619	(18,974)
Expiring 10/24/16	Hong Kong & Shanghai Bank	TWD	59,055	1,906,723	1,885,254	21,469
Expiring 11/01/16	Morgan Stanley	TWD	180,657	5,728,768	5,768,511	(39,743)
Expiring 11/10/16	UBS AG	TWD	86,680	2,743,045	2,768,471	(25,426)
Expiring 11/22/16	Citigroup Global Markets	TWD	92,369	2,953,909	2,951,155	2,754
Expiring 11/22/16	Morgan Stanley	TWD	137,091	4,391,564	4,380,033	11,531
New Zealand Dollar,
Expiring 12/21/16	Hong Kong & Shanghai Bank	NZD	511	372,736	371,035	1,701
Expiring 12/21/16	Morgan Stanley	NZD	1,275	930,421	925,411	5,010
Expiring 12/21/16	State Street Bank	NZD	12,823	9,327,424	9,306,942	20,482
Expiring 12/21/16	Westpac Banking Corp.	NZD	5,607	4,065,386	4,069,943	(4,557)
Norwegian Krone,
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	3,695	445,987	462,278	(16,291)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	3,641	447,773	455,482	(7,709)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	3,036	376,948	379,824	(2,876)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	3,029	374,460	378,947	(4,487)
Expiring 12/21/16	JPMorgan Chase	NOK	3,656	449,615	457,443	(7,828)
Polish Zloty,
Expiring 10/27/16	Bank of America	PLN	5,699	1,476,390	1,489,440	(13,050)
Russian Ruble,
Expiring 10/11/16	Morgan Stanley	RUB	61,395	946,000	975,049	(29,049)
Expiring 10/21/16	Citigroup Global Markets	RUB	61,791	939,000	978,943	(39,943)
Expiring 10/26/16	Credit Suisse First Boston Corp.	RUB	60,277	939,000	953,787	(14,787)
Expiring 10/27/16	Morgan Stanley	RUB	60,073	935,000	950,313	(15,313)
Singapore Dollar,
Expiring 12/21/16	Hong Kong & Shanghai Bank	SGD	8,153	5,971,532	5,980,117	(8,585)
Expiring 12/21/16	Morgan Stanley	SGD	5,850	4,290,750	4,291,128	(378)
Expiring 12/21/16	RBC Dominion Securities	SGD	2,211	1,622,578	1,622,126	452
Expiring 12/21/16	Standard Chartered PLC	SGD	7,786	5,724,437	5,711,000	13,437
South African Rand,
Expiring 10/07/16	Standard Chartered PLC	ZAR	11,861	834,244	863,145	(28,901)
Expiring 10/07/16	Standard Chartered PLC	ZAR	11,858	878,357	862,924	15,433
Expiring 12/21/16	JPMorgan Chase	ZAR	12,933	935,000	927,193	7,807
Expiring 12/21/16	Morgan Stanley	ZAR	15,869	1,121,000	1,137,685	(16,685)
Expiring 12/21/16	Morgan Stanley	ZAR	10,898	749,000	781,299	(32,299)
Expiring 12/21/16	Morgan Stanley	ZAR	10,487	748,000	751,813	(3,813)
Expiring 12/21/16	Morgan Stanley	ZAR	5,347	373,000	383,341	(10,341)
South Korean Won,
Expiring 10/04/16	BNP Paribas	KRW	1,058,986	954,816	961,506	(6,690)
Expiring 10/04/16	Hong Kong & Shanghai Bank	KRW	2,112,102	1,894,000	1,917,681	(23,681)
Expiring 10/19/16	BNP Paribas	KRW	2,136,973	1,933,335	1,940,043	(6,708)
Expiring 10/19/16	UBS AG	KRW	2,075,975	1,872,947	1,884,665	(11,718)
Expiring 10/20/16	Citigroup Global Markets	KRW	5,228,152	4,790,756	4,746,321	44,435
Expiring 10/21/16	Citigroup Global Markets	KRW	3,165,960	2,790,621	2,874,160	(83,539)
Expiring 10/21/16	Hong Kong & Shanghai Bank	KRW	1,035,625	924,170	940,174	(16,004)
Expiring 10/24/16	Deutsche Bank AG	KRW	1,047,712	934,000	951,126	(17,126)
Expiring 10/24/16	Hong Kong & Shanghai Bank	KRW	2,252,851	2,016,064	2,045,164	(29,100)
Expiring 10/26/16	Citigroup Global Markets	KRW	1,032,493	935,000	937,295	(2,295)
Swiss Franc,
Expiring 10/27/16	Hong Kong & Shanghai Bank	CHF	1,478	1,520,972	1,524,142	(3,170)
Expiring 12/21/16	UBS AG	CHF	908	945,000	939,667	5,333
Thai Baht,
Expiring 10/20/16	Deutsche Bank AG	THB	7,329	211,417	211,464	(47)
Turkish Lira,
Expiring 12/21/16	BNP Paribas	TRY	16,077	5,309,834	5,268,743	41,091
United Arab Emirates Dirham,
Expiring 12/07/16	BNP Paribas	AED	6,283	1,701,162	1,710,040	(8,878)

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
United Arab Emirates Dirham (cont’d.),
Expiring 12/07/16	BNP Paribas	AED	6,283	$1,701,162	$1,710,040	$(8,878)
Expiring 12/07/16	BNP Paribas	AED	2,359	638,893	641,958	(3,065)
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	6,262	1,695,060	1,704,275	(9,215)
Expiring 12/07/16	Hong Kong & Shanghai Bank	AED	3,142	850,581	855,136	(4,555)

				$591,307,009	$591,741,732	(434,723)

						$(296,499)

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/21/16	Buy	AUD	1,228	NZD	1,273	$13,960	Morgan Stanley
12/21/16	Buy	AUD	1,228	NZD	1,275	12,947	Morgan Stanley
12/21/16	Buy	AUD	1,244	NZD	1,286	17,113	Morgan Stanley
12/21/16	Buy	CHF	918	EUR	843	(805)	Credit Suisse First Boston Corp.
06/21/17	Buy	CZK	22,887	EUR	849	3,813	Bank of America
06/21/17	Buy	CZK	45,880	EUR	1,702	7,104	Citigroup Global Markets
06/21/17	Buy	CZK	22,751	EUR	848	(772)	State Street Bank
06/21/17	Buy	CZK	22,872	EUR	849	3,183	UBS AG
12/21/16	Buy	EUR	400	PLZ	1,723	1,287	BNP Paribas
12/21/16	Buy	EUR	688	PLZ	2,972	(237)	BNP Paribas
12/21/16	Buy	EUR	840	NOK	7,700	(16,048)	Citigroup Global Markets
12/21/16	Buy	EUR	436	PLZ	1,878	1,144	Deutsche Bank AG
12/21/16	Buy	EUR	1,702	NOK	15,544	(25,790)	Deutsche Bank AG
12/21/16	Buy	EUR	466	NOK	4,260	(7,702)	Hong Kong & Shanghai Bank
12/21/16	Buy	EUR	835	JPY	95,512	(3,819)	JPMorgan Chase
12/21/16	Buy	EUR	833	CHF	904	3,531	Morgan Stanley
12/21/16	Buy	EUR	333	NOK	3,052	(6,319)	State Street Bank
12/21/16	Buy	EUR	876	NOK	8,039	(17,463)	State Street Bank
12/21/16	Buy	EUR	151	PLZ	652	(56)	UBS AG
12/21/16	Buy	EUR	837	NOK	7,669	(15,499)	UBS AG
12/21/16	Buy	EUR	842	NOK	7,630	(5,049)	UBS AG
06/21/17	Buy	EUR	168	CSK	4,491	850	State Street Bank
12/21/16	Buy	GBP	765	EUR	879	1,973	Citigroup Global Markets
12/21/16	Buy	GBP	696	EUR	813	(13,534)	Morgan Stanley
12/21/16	Buy	GBP	712	EUR	836	(17,716)	Standard Chartered PLC
12/21/16	Buy	GBP	717	EUR	836	(11,927)	State Street Bank
12/21/16	Buy	GBP	720	EUR	835	(6,182)	State Street Bank
12/21/16	Buy	HUF	263,816	EUR	849	5,328	Morgan Stanley
12/21/16	Buy	NOK	35,271	EUR	3,793	135,379	State Street Bank
12/21/16	Buy	NOK	3,359	EUR	360	14,029	UBS AG
12/21/16	Buy	NZD	1,290	AUD	1,227	(924)	Deutsche Bank AG
12/21/16	Buy	NZD	1,301	AUD	1,230	4,862	Hong Kong & Shanghai Bank
12/21/16	Buy	PLN	3,610	EUR	836	(216)	Bank of America
12/21/16	Buy	PLN	4,192	EUR	969	2,173	Bank of America
12/21/16	Buy	PLN	3,640	HUF	259,230	4,379	BNP Paribas
12/21/16	Buy	PLN	3,654	EUR	841	5,635	Deutsche Bank AG
12/21/16	Buy	PLN	8,818	EUR	2,007	39,428	Deutsche Bank AG
12/21/16	Buy	PLN	3,605	EUR	836	(1,509)	UBS AG
12/21/16	Buy	PLN	3,648	EUR	841	3,994	UBS AG
12/21/16	Buy	SEK	53,581	EUR	5,616	(60,595)	Morgan Stanley
12/21/16	Buy	SEK	42,530	EUR	4,473	(65,824)	BNP Paribas

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at September 30, 2016 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/21/16	Buy	SEK	42,524	EUR	4,470	$(62,514)	JPMorgan Chase
12/21/16	Buy	SEK	17,029	EUR	1,775	(8,160)	Morgan Stanley
12/21/16	Buy	SEK	53,591	EUR	5,626	(70,915)	Standard Chartered PLC
12/21/16	Buy	SEK	7,945	NOK	7,633	(24,904)	State Street Bank
12/21/16	Buy	SEK	7,971	EUR	832	(5,072)	State Street Bank
12/21/16	Buy	SEK	8,060	NOK	7,627	(10,660)	State Street Bank
12/21/16	Buy	SEK	16,042	EUR	1,673	(8,680)	State Street Bank
12/21/16	Buy	SEK	33,690	EUR	3,536	(43,994)	State Street Bank
12/21/16	Buy	SEK	8,112	EUR	847	(5,579)	UBS AG
12/21/16	Buy	SEK	42,561	EUR	4,455	(41,366)	UBS AG

						$(277,718)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
KRW 5,330,250	07/29/17	1.625%	3 Month KWCDC(1)	$ 15,757	$ —	$ 15,757	Citigroup Global Markets
KRW 22,839,270	06/15/19	1.292%	3 Month KWCDC(1)	37,089	—	37,089	Bank of America

				$ 52,846	$ —	$ 52,846

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	3,130	09/28/26	2.500%	6 Month LIBOR(1)	$ 16,799	$ 13,220	$ (3,579)
AUD	3,250	12/21/26	2.750%	6 Month LIBOR(1)	149,627	133,841	(15,786)
CAD	157,050	12/21/21	1.000%	3 Month CDOR(1)	(220,484)	141,391	361,875
CHF	2,600	12/21/26	(0.200)%	6 Month LIBOR(1)	14,130	21,001	6,871
EUR	156,480	09/21/18	(0.400)%	6 Month EURIBOR(2)	127,331	167,393	40,062
EUR	5,030	09/15/23	0.848%	6 Month LIBOR(2)	26,431	35,881	9,450
EUR	7,840	12/21/23	0.500%	6 Month EURIBOR(1)	242,079	290,905	48,826
EUR	1,710	08/16/24	0.250%	6 Month EURIBOR(1)	(555)	(1,350)	(795)
EUR	7,590	12/21/26	0.750%	6 Month EURIBOR(1)	297,725	379,631	81,906
EUR	530	12/21/46	1.250%	6 Month EURIBOR(2)	(58,628)	(78,853)	(20,225)
GBP	12,990	12/21/19	0.353%	3 Month LIBOR(1)	2,614	24,533	21,919
GBP	3,870	09/15/23	3.075%	12 Month UKRPI(1)	(5,791)	(27,019)	(21,228)
GBP	1,770	09/27/26	1.000%	6 Month LIBOR(2)	(3,675)	10,952	14,627
GBP	21,580	12/15/26	2.250%	6 Month LIBOR(2)	(1,598,085)	(1,527,234)	70,851
GBP	3,920	09/15/31	3.230%	12 Month UKRPI(1)	(12,845)	(48,819)	(35,974)
GBP	1,680	12/21/31	1.500%	6 Month LIBOR(2)	(200,689)	(160,312)	40,377
GBP	7,070	12/17/35	2.500%	6 Month LIBOR(2)	(1,045,988)	(978,632)	67,356
GBP	4,190	12/17/46	1.000%	6 Month LIBOR(2)	(94,054)	9,342	103,396
GBP	6,210	12/21/46	1.750%	6 Month LIBOR(2)	(1,480,448)	(1,534,391)	(53,943)
JPY	4,209,000	07/15/18	(0.198)%	6 Month LIBOR(2)	31,941	64,383	32,442
JPY	456,300	12/15/26	0.250%	6 Month LIBOR(1)	(3,401)	8,897	12,298
JPY	1,357,340	12/16/36	0.750%	6 Month LIBOR(1)	(500)	78,162	78,662
JPY	279,390	12/21/36	0.500%	6 Month LIBOR(2)	14,837	(71,645)	(86,482)
JPY	410,430	12/17/46	0.750%	6 Month LIBOR(1)	22,906	41,757	18,851

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	56,000	11/07/16	3.911%	28 Day Mexican Interbank Rate(1)	$ —	$ (3,793)	$ (3,793)
MXN	23,800	11/08/16	3.920%	28 Day Mexican Interbank Rate(1)	—	(1,606)	(1,606)
MXN	48,150	11/09/16	3.900%	28 Day Mexican Interbank Rate(1)	—	(3,362)	(3,362)
MXN	28,800	03/03/27	6.000%	28 Day Mexican Interbank Rate(1)	(46,492)	(56,374)	(9,882)
NOK	203,765	12/21/21	1.250%	6 Month NIBOR(1)	75,244	(304)	(75,548)
NZD	13,180	12/21/21	2.250%	Brazil Interbank Overnight Rate(1)	41,006	54,678	13,672
PLN	46,310	09/21/18	1.614%	6 Month WIBOR(1)	(3,925)	(27,377)	(23,452)
PLN	38,080	09/21/21	1.771%	6 Month WIBOR(1)	(48,670)	(78,105)	(29,435)
PLN	7,680	01/22/26	3.125%	6 Month WIBOR(1)	—	48,642	48,642
PLN	6,975	06/16/26	2.972%	6 Month WIBOR(1)	—	28,207	28,207
PLN	6,520	09/29/26	2.598%	6 Month WIBOR(1)	—	(3,525)	(3,525)
SEK	182,330	06/15/18	0.050%	3 Month STIBOR(1)	175,144	195,391	20,247
SEK	241,120	09/15/18	(0.330)%	3 Month STIBOR(1)	1,274	14,973	13,699
SEK	257,955	12/21/21	0.100%	3 Month STIBOR(2)	(81,947)	(185,827)	(103,880)
SEK	11,310	12/15/26	2.750%	3 Month STIBOR(2)	(84,442)	(89,384)	(4,942)
SEK	92,620	12/21/26	0.750%	3 Month STIBOR(2)	22,018	(81,887)	(103,905)
	18,370	12/21/18	1.250%	3 Month LIBOR(2)	(65,403)	(69,355)	(3,952)
	109,210	12/21/21	1.500%	3 Month LIBOR(2)	(1,359,142)	(1,563,694)	(204,552)
	14,950	12/15/26	2.500%	3 Month LIBOR(1)	528,673	489,256	(39,417)
	1,570	12/21/26	1.750%	3 Month LIBOR(2)	(30,858)	(38,139)	(7,281)
	12,130	12/21/46	2.250%	3 Month LIBOR(1)	1,135,433	1,322,556	187,123
ZAR	13,530	08/24/25	9.145%	3 Month JIBAR(2)	6,577	(19,048)	(25,625)

					$(3,514,233)	$(3,075,043)	$ 439,190

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at September 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Republic of China	12/20/20	1.000%	27,520	1.095%	$(171,130)	$216,981	$(388,111)	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.26-V1	06/20/21	5.000%	12,400	$ (384,572)	$ (658,856)	$ (274,284)
CDX.NA.IG.26-V1	06/20/21	1.000%	52,425	(498,624)	(761,951)	(263,327)
CDX.NA.IG.26-V1	12/20/21	1.000%	2,550	(38,510)	(41,813)	(3,303)

				$ (921,706)	$(1,462,620)	$ (540,914)

Cash of $4,741,834 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared swap interest rate and credit default contracts at September 30, 2016.

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The Portfolio entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Asset-Backed Securities
Collateralized Debt Obligations	$—	$425,311	$—
Collateralized Loan Obligations	—	60,035,206	—
Non-Residential Mortgage-Backed Securities	—	33,315,362	—
Residential Mortgage-Backed Securities	—	15,398,006	—
Corporate Bonds
Australia	—	381,963	—
Belgium	—	6,930,976	—
Brazil	—	962,550	—
France	—	6,719,332	—
Germany	—	5,596,197	—
Ireland	—	1,806,151	—
Israel	—	1,304,366	—
Italy	—	8,845,727	—
Japan	—	1,429,179	—
Mexico	—	4,854,178	—
Netherlands	—	1,587,931	—
Portugal	—	8,849,505	—
Switzerland	—	4,861,353	—
United Kingdom	—	8,212,265	—
United States	—	62,053,273	—
Venezuela	—	162,215	—
Foreign Government Bonds	—	409,600,701	—
Municipal Bonds	—	5,925,477	—

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Residential Mortgage-Backed Securities	—	17,052,536	7,500,000
U.S. Government Agency Obligations	—	101,271,381	—
U.S. Treasury Obligations	—	71,299,453	—
Affiliated Mutual Fund	12,056,227	—	—
Other Financial Instruments*
Futures Contracts	60,706	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(296,499)	—
OTC Cross Currency Exchange Contracts	—	(277,718)	—
OTC Interest Rate Swap Agreements	—	52,846	—
Centrally Cleared Interest Rate Swap Agreements	—	439,190	—
OTC Credit Default Swap Agreement	—	(171,130)	—
Centrally Cleared Credit Default Swap Agreements	—	(540,914)	—

Total	$12,116,933	$838,086,369	$7,500,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Foreign Government Bonds	49.4%
U.S. Government Agency Obligations	12.2
U.S. Treasury Obligations	8.6
Collateralized Loan Obligations	7.2
Banks	4.8
Residential Mortgage-Backed Securities	4.8
Non-Residential Mortgage-Backed Securities	4.0
Affiliated Mutual Fund	1.5
Electric	1.3
Pharmaceuticals	1.1
Telecommunications	0.9
Beverages	0.8
Municipal Bonds	0.7
Real Estate Investment Trusts (REITs)	0.7
Oil & Gas	0.7
Agriculture	0.6
Wireless Telecommunication Services	0.6

Trucking & Leasing	0.4%
Pipelines	0.4
Diversified Financial Services	0.3
Consumer Finance	0.3
Insurance	0.3
Energy Equipment & Services	0.3
Professional Services	0.2
Metals & Mining	0.2
Oil, Gas & Consumable Fuels	0.2
Integrated Petroleum	0.2
Media	0.2
Retail	0.2
Auto Manufacturers	0.1
Food Products	0.1
Healthcare-Services	0.1
Collateralized Debt Obligations	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$(712,044)
Foreign exchange contracts	(574,217)
Interest rate contracts	552,742

Total	$(733,519)

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 1.8%
United Technologies Corp.	328,562	$33,381,899

Banks — 14.6%
Bank of America Corp.	5,515,642	86,319,797
Citigroup, Inc.	604,092	28,531,265
JPMorgan Chase & Co.	872,161	58,077,201
Regions Financial Corp.	1,565,323	15,449,738
Wells Fargo & Co.	1,945,011	86,125,087

		274,503,088

Biotechnology — 2.7%
Biogen, Inc.*	46,021	14,405,954
Celgene Corp.*	170,607	17,833,550
Vertex Pharmaceuticals, Inc.*	216,100	18,846,081

		51,085,585

Capital Markets — 1.5%
Morgan Stanley	877,509	28,132,939

Chemicals — 1.8%
E.I. du Pont de Nemours & Co.	498,767	33,402,426

Communications Equipment — 2.1%
Cisco Systems, Inc.	1,225,094	38,859,982

Consumer Finance — 2.3%
American Express Co.	353,570	22,642,623
Capital One Financial Corp.	285,645	20,517,880

		43,160,503

Containers & Packaging — 1.0%
Ball Corp.(a)	220,887	18,101,690

Diversified Telecommunication Services — 4.8%
Level 3 Communications, Inc.*	296,786	13,764,935
Verizon Communications, Inc.	1,470,779	76,451,092

		90,216,027

Electric Utilities — 5.2%
Duke Energy Corp.	327,111	26,181,964
FirstEnergy Corp.	600,002	19,848,066
NextEra Energy, Inc.	228,438	27,942,536
PG&E Corp.	391,430	23,943,773

		97,916,339

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	620,116	14,665,743
TE Connectivity Ltd. (Switzerland)	156,061	10,047,207

		24,712,950

Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	184,796	9,326,654
National Oilwell Varco, Inc.(a)	552,494	20,298,630

		29,625,284

Equity Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.	72,933	12,970,405
Vornado Realty Trust	144,886	14,663,912

		27,634,317

Food & Staples Retailing — 2.2%
Wal-Mart Stores, Inc.	388,161	27,994,171
Whole Foods Market, Inc.(a)	488,376	13,845,460

		41,839,631

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 1.2%
Campbell Soup Co.	208,922	$11,428,033
Mondelez International, Inc. (Class A Stock)	266,223	11,687,190

		23,115,223

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	939,811	39,744,607
Medtronic PLC(a)	111,045	9,594,288

		49,338,895

Health Care Providers & Services — 1.3%
Aetna, Inc.	125,684	14,510,218
Humana, Inc.	57,335	10,141,988

		24,652,206

Household Durables — 1.0%
Newell Brands, Inc.	363,753	19,155,233

Household Products — 3.1%
Kimberly-Clark Corp.	119,106	15,024,031
Procter & Gamble Co. (The)	486,974	43,705,917

		58,729,948

Industrial Conglomerates — 4.4%
General Electric Co.	2,787,523	82,566,431

Insurance — 4.5%
Hartford Financial Services Group, Inc. (The)	592,161	25,356,334
Lincoln National Corp.	424,461	19,941,178
MetLife, Inc.	671,666	29,842,120
XL Group Ltd. (Ireland)	278,127	9,353,411

		84,493,043

Internet & Direct Marketing Retail — 0.6%
Expedia, Inc.(a)	95,142	11,104,974

Internet Software & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	39,995	32,158,380
eBay, Inc.*	589,507	19,394,780

		51,553,160

Leisure Products — 0.7%
Mattel, Inc.(a)	441,501	13,368,650

Machinery — 1.2%
Caterpillar, Inc.	257,089	22,821,791

Media — 2.2%
Comcast Corp. (Class A Stock)	171,986	11,409,551
DISH Network Corp. (Class A Stock)*	409,910	22,454,870
Viacom, Inc. (Class B Stock)	186,670	7,112,127

		40,976,548

Metals & Mining — 0.6%
Freeport-McMoRan, Inc.(a)	965,482	10,485,135

Oil, Gas & Consumable Fuels — 10.8%
Apache Corp.	219,738	14,034,666
BP PLC (United Kingdom), ADR	848,606	29,836,987
Chevron Corp.	359,236	36,972,569
ConocoPhillips	881,094	38,301,156
Exxon Mobil Corp.	619,219	54,045,434
Range Resources Corp.	234,011	9,067,926
Southwestern Energy Co.*(a)	1,546,518	21,403,809

		203,662,547

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 8.0%
Allergan PLC*	168,041	$38,701,523
Johnson & Johnson	338,831	40,026,106
Merck & Co., Inc.	483,949	30,203,257
Pfizer, Inc.	1,223,136	41,427,616

		150,358,502

Road & Rail — 1.7%
Union Pacific Corp.	331,531	32,334,218

Semiconductors & Semiconductor Equipment — 1.2%
QUALCOMM, Inc.	342,058	23,430,973

Software — 3.1%
Microsoft Corp.	186,171	10,723,450
Oracle Corp.	735,395	28,886,316
Symantec Corp.	750,007	18,825,176

		58,434,942

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	246,041	27,814,935

Tobacco — 0.7%
Reynolds American, Inc.	299,274	14,110,769

TOTAL LONG-TERM INVESTMENTS (cost $1,720,140,226)		1,835,080,783

SHORT-TERM INVESTMENTS — 6.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $41,265,429)(w)	41,265,429	41,265,429
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $89,445,117)(b)(w)	89,445,117	89,445,117

TOTAL SHORT-TERM INVESTMENTS (cost $130,710,546)		130,710,546

TOTAL INVESTMENTS — 104.4% (cost $1,850,850,772)		1,965,791,329
Liabilities in excess of other assets — (4.4)%		(83,555,866)

NET ASSETS — 100.0%		$1,882,235,463

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,300,893; cash collateral of $89,399,075 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$33,381,899	$—	$—
Banks	274,503,088	—	—
Biotechnology	51,085,585	—	—
Capital Markets	28,132,939	—	—
Chemicals	33,402,426	—	—
Communications Equipment	38,859,982	—	—
Consumer Finance	43,160,503	—	—
Containers & Packaging	18,101,690	—	—
Diversified Telecommunication Services	90,216,027	—	—
Electric Utilities	97,916,339	—	—
Electronic Equipment, Instruments & Components	24,712,950	—	—
Energy Equipment & Services	29,625,284	—	—
Equity Real Estate Investment Trusts (REITs)	27,634,317	—	—
Food & Staples Retailing	41,839,631	—	—
Food Products	23,115,223	—	—
Health Care Equipment & Supplies	49,338,895	—	—
Health Care Providers & Services	24,652,206	—	—
Household Durables	19,155,233	—	—
Household Products	58,729,948	—	—
Industrial Conglomerates	82,566,431	—	—
Insurance	84,493,043	—	—
Internet & Direct Marketing Retail	11,104,974	—	—
Internet Software & Services	51,553,160	—	—
Leisure Products	13,368,650	—	—
Machinery	22,821,791	—	—
Media	40,976,548	—	—
Metals & Mining	10,485,135	—	—
Oil, Gas & Consumable Fuels	203,662,547	—	—
Pharmaceuticals	150,358,502	—	—
Road & Rail	32,334,218	—	—
Semiconductors & Semiconductor Equipment	23,430,973	—	—
Software	58,434,942	—	—
Technology Hardware, Storage & Peripherals	27,814,935	—	—
Tobacco	14,110,769	—	—
Affiliated Mutual Funds	130,710,546	—	—

Total	$1,965,791,329	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Banks — 2.3%
Eagle Bancorp, Inc.*	320,145	$15,792,753
First Republic Bank	178,234	13,743,624

		29,536,377

Beverages — 3.3%
Brown-Forman Corp. (Class B Stock)(a)	371,391	17,618,789
Molson Coors Brewing Co. (Class B Stock)	118,751	13,038,860
Monster Beverage Corp.*	74,005	10,864,674

		41,522,323

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*	61,532	7,540,131
Alkermes PLC*	219,226	10,310,199
Exelixis, Inc.*	289,807	3,706,632
Incyte Corp.*	26,739	2,521,220
Vertex Pharmaceuticals, Inc.*	85,241	7,433,868

		31,512,050

Building Products — 1.3%
Fortune Brands Home & Security, Inc.(a)	280,544	16,299,606

Capital Markets — 3.6%
Affiliated Managers Group, Inc.*	147,693	21,371,177
Intercontinental Exchange, Inc.	92,876	25,017,079

		46,388,256

Chemicals — 5.5%
Ashland Global Holdings, Inc.	185,011	21,452,025
Axalta Coating Systems Ltd.*	250,643	7,085,678
RPM International, Inc.	343,660	18,461,415
Sherwin-Williams Co. (The)	67,803	18,758,378
Valvoline, Inc.*(a)	199,664	4,690,107

		70,447,603

Containers & Packaging — 1.3%
Avery Dennison Corp.	207,628	16,151,382

Diversified Telecommunication Services — 3.9%
Level 3 Communications, Inc.*	370,632	17,189,912
SBA Communications Corp. (Class A Stock)*	283,458	31,792,649

		48,982,561

Electrical Equipment — 3.3%
AMETEK, Inc.	238,490	11,395,052
Hubbell, Inc.	102,763	11,071,686
Sensata Technologies Holding NV*(a)	498,232	19,321,437

		41,788,175

Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp. (Class A Stock)	557,400	36,186,408

Energy Equipment & Services — 0.3%
Dril-Quip, Inc.*(a)	80,437	4,483,558

Equity Real Estate Investment Trusts (REITs) — 2.0%
Equinix, Inc.	70,608	25,436,532

Food & Staples Retailing — 1.2%
Whole Foods Market, Inc.(a)	522,463	14,811,826

Food Products — 6.0%
Blue Buffalo Pet Products, Inc.*(a)	726,719	17,266,843
McCormick & Co., Inc.(a)	269,926	26,971,006
Mead Johnson Nutrition Co.	122,645	9,690,181

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
TreeHouse Foods, Inc.*(a)	249,853	$21,784,683

		75,712,713

Health Care Equipment & Supplies — 5.1%
C.R. Bard, Inc.	117,178	26,280,682
Edwards Lifesciences Corp.*	165,906	20,001,627
Nevro Corp.*(a)	55,229	5,765,355
Teleflex, Inc.	72,941	12,257,735

		64,305,399

Health Care Providers & Services — 2.2%
Cardinal Health, Inc.	113,825	8,844,204
Henry Schein, Inc.*(a)	117,520	19,153,410

		27,997,614

Health Care Technology — 1.3%
Cerner Corp.*	263,928	16,297,554

Hotels, Restaurants & Leisure — 4.1%
Chipotle Mexican Grill, Inc.*(a)	53,856	22,808,016
Panera Bread Co. (Class A Stock)*(a)	149,208	29,053,782

		51,861,798

Household Durables — 2.3%
Newell Brands, Inc.	549,851	28,955,154

Industrial Conglomerates — 2.3%
Roper Technologies, Inc.(a)	162,168	29,590,795

Internet & Direct Marketing Retail — 1.7%
Expedia, Inc.(a)	190,488	22,233,759

Internet Software & Services — 0.3%
Match Group, Inc.*(a)	214,644	3,818,517

IT Services — 8.1%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	487,403	19,934,783
Fidelity National Information Services, Inc.	425,333	32,763,401
FleetCor Technologies, Inc.*	145,216	25,228,376
Global Payments, Inc.	201,057	15,433,135
Total System Services, Inc.	194,811	9,185,339

		102,545,034

Life Sciences Tools & Services — 3.4%
Agilent Technologies, Inc.	396,154	18,654,892
Mettler-Toledo International, Inc.*	57,539	24,156,598

		42,811,490

Machinery — 5.6%
Fortive Corp.	256,939	13,078,195
Middleby Corp. (The)*	235,000	29,050,700
Xylem, Inc.	550,856	28,892,397

		71,021,292

Oil, Gas & Consumable Fuels — 0.4%
Concho Resources, Inc.*	33,836	4,647,375

Pharmaceuticals — 1.9%
Zoetis, Inc.	473,249	24,613,680

Road & Rail — 0.7%
Kansas City Southern	94,547	8,823,126

Semiconductors & Semiconductor Equipment — 0.7%
Qorvo, Inc.*(a)	159,518	8,891,533

Software — 7.6%
Electronic Arts, Inc.*	297,616	25,416,406

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Intuit, Inc.	252,870	$27,818,229
Mobileye NV*(a)	166,723	7,097,398
Red Hat, Inc.*	214,149	17,309,664
ServiceNow, Inc.*	130,493	10,328,521
Splunk, Inc.*(a)	150,200	8,813,736

		96,783,954

Specialty Retail — 8.2%
Advance Auto Parts, Inc.	118,916	17,732,754
Five Below, Inc.*	195,222	7,865,494
O’Reilly Automotive, Inc.*	44,326	12,416,156
Ross Stores, Inc.	496,578	31,929,965
Tractor Supply Co.	92,813	6,250,956
Ulta Salon Cosmetics & Fragrance, Inc.*	118,452	28,189,207

		104,384,532

Textiles, Apparel & Luxury Goods — 2.2%
Kate Spade & Co.*	603,166	10,332,234
PVH Corp.	69,053	7,630,357
Under Armour, Inc. (Class A Stock)*(a)	263,380	10,187,538

		28,150,129

TOTAL LONG-TERM INVESTMENTS (cost $1,119,006,801)		1,236,992,105

	Shares	Value
SHORT-TERM INVESTMENTS — 20.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $29,718,439)(w)	29,718,439	$29,718,439
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $223,526,350)(b)(w)	223,526,350	223,526,350

TOTAL SHORT-TERM INVESTMENTS (cost $253,244,789)		253,244,789

TOTAL INVESTMENTS — 117.4% (cost $1,372,251,590)		1,490,236,894
Liabilities in excess of other assets — (17.4)%		(220,872,450)

NET ASSETS — 100.0%		$1,269,364,444

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,541,010; cash collateral of $223,445,950 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Banks	$29,536,377	$—	$—
Beverages	41,522,323	—	—
Biotechnology	31,512,050	—	—
Building Products	16,299,606	—	—
Capital Markets	46,388,256	—	—
Chemicals	70,447,603	—	—
Containers & Packaging	16,151,382	—	—
Diversified Telecommunication Services	48,982,561	—	—
Electrical Equipment	41,788,175	—	—
Electronic Equipment, Instruments & Components	36,186,408	—	—
Energy Equipment & Services	4,483,558	—	—
Equity Real Estate Investment Trusts (REITs)	25,436,532	—	—
Food & Staples Retailing	14,811,826	—	—
Food Products	75,712,713	—	—
Health Care Equipment & Supplies	64,305,399	—	—
Health Care Providers & Services	27,997,614	—	—
Health Care Technology	16,297,554	—	—
Hotels, Restaurants & Leisure	51,861,798	—	—
Household Durables	28,955,154	—	—
Industrial Conglomerates	29,590,795	—	—
Internet & Direct Marketing Retail	22,233,759	—	—
Internet Software & Services	3,818,517	—	—
IT Services	102,545,034	—	—
Life Sciences Tools & Services	42,811,490	—	—
Machinery	71,021,292	—	—
Oil, Gas & Consumable Fuels	4,647,375	—	—
Pharmaceuticals	24,613,680	—	—
Road & Rail	8,823,126	—	—
Semiconductors & Semiconductor Equipment	8,891,533	—	—
Software	96,783,954	—	—
Specialty Retail	104,384,532	—	—
Textiles, Apparel & Luxury Goods	28,150,129	—	—
Affiliated Mutual Funds	253,244,789	—	—

Total	$1,490,236,894	$—	$—

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 79.0%
AFFILIATED MUTUAL FUNDS — 1.3%
AST Goldman Sachs Strategic Income Portfolio*	2,945,607	$28,189,455
Goldman Sachs Local Emerging Markets Debt Fund	1,007,453	6,568,596

TOTAL AFFILIATED MUTUAL FUNDS (cost $35,885,662)		34,758,051

COMMON STOCKS — 31.7%
Aerospace & Defense — 0.4%
Airbus Group SE (France)	11,575	702,041
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	2,176	6,821
BAE Systems PLC (United Kingdom)	45,415	308,515
Boeing Co. (The)	6,785	893,856
BWX Technologies, Inc.	3,572	137,058
CAE, Inc. (Canada)	9,000	127,802
Chemring Group PLC (United Kingdom)*	13,256	24,183
Cobham PLC (United Kingdom)	39,129	85,125
Cubic Corp.	1,189	55,657
Ducommun, Inc.*	819	18,706
Elbit Systems Ltd. (Israel)	1,599	152,901
Embraer SA (Brazil), ADR	13,275	229,127
General Dynamics Corp.	5,036	781,386
HEICO Corp.(a)	1,356	93,835
Huntington Ingalls Industries, Inc.	1,415	217,089
L-3 Communications Holdings, Inc.	2,559	385,718
Leonardo-Finmeccanica SpA (Italy)*	13,994	158,618
Lockheed Martin Corp.	2,189	524,747
MacDonald, Dettwiler & Associates Ltd. (Canada)	1,000	60,978
Meggitt PLC (United Kingdom)	21,610	126,131
MTU Aero Engines AG (Germany)	2,051	207,664
Northrop Grumman Corp.	2,932	627,301
Orbital ATK, Inc.	1,655	126,161
QinetiQ Group PLC (United Kingdom)	137,128	420,125
Raytheon Co.	5,718	778,391
Rockwell Collins, Inc.(a)	1,898	160,077
Rolls-Royce Holdings PLC (United Kingdom), (XLON)*	37,761	352,297
Saab AB (Sweden) (Class B Stock)	9,423	335,491
Safran SA (France)	7,071	508,564
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	3,610	160,789
Teledyne Technologies, Inc.*	703	75,875
Thales SA (France)	2,708	249,356
United Technologies Corp.	13,888	1,411,021
Vectrus, Inc.*	1,324	20,165
Wesco Aircraft Holdings, Inc.*	3,156	42,385
Zodiac Aerospace (France)	11,361	276,501

		10,842,457

Air Freight & Logistics — 0.1%
Bollore SA (France)	44,604	155,277
C.H. Robinson Worldwide, Inc.	2,195	154,660
CTT-Correios de Portugal SA (Portugal)	6,173	41,556
Deutsche Post AG (Germany)	26,913	842,610
Echo Global Logistics, Inc.*	1,844	42,523
Expeditors International of Washington, Inc.	3,612	186,090
FedEx Corp.	5,239	915,149
Globaltrans Investment PLC (Cyprus), GDR, RegS	10,031	47,184
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	19,000	11,799
Gulf Warehousing Co. (Qatar)	384	5,788
Hub Group, Inc. (Class A Stock)*	2,163	88,164

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Hyundai Glovis Co. Ltd. (South Korea)	776	$128,155
Oesterreichische Post AG (Austria)*	2,824	100,029
Royal Mail PLC (United Kingdom)	36,176	229,558
Shenzhen Chiwan Petroleum (China) (Class B Stock)*	4,300	17,207
Treasure ASA (Norway)*	10,038	22,215
United Parcel Service, Inc. (Class B Stock)	1,146	125,327
Yamato Holdings Co. Ltd. (Japan)	11,000	256,406

		3,369,697

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	559,952	207,121
Alaska Air Group, Inc.	3,134	206,405
ANA Holdings, Inc. (Japan)	53,000	143,987
Bangkok Airways PCL (Thailand)	44,800	31,935
Cathay Pacific Airways Ltd. (Hong Kong)	112,000	156,569
Cebu Air, Inc. (Philippines)	11,340	26,452
China Airlines Ltd. (Taiwan)	259,000	77,374
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*	3,590	62,430
Eva Airways Corp. (Taiwan)	186,814	85,369
Garuda Indonesia Persero Tbk PT (Indonesia)*	758,700	24,902
Grupo Aeromexico SAB de CV (Mexico)*	14,900	27,088
Hainan Airlines Co. Ltd. (China) (Class B Stock)*	31,500	20,160
Japan Airlines Co. Ltd. (Japan)	5,900	173,433
Nok Airlines PCL (Thailand)*	27,400	6,049
Qantas Airways Ltd. (Australia)	8,160	19,599
SAS AB (Sweden)*	7,793	15,536
Shandong Airlines Co. Ltd. (China)	24,200	55,322
Singapore Airlines Ltd. (Singapore)	18,000	139,062
Southwest Airlines Co.	17,041	662,724
Thai Airways International PCL (Thailand)*	40,000	27,244
Turk Hava Yollari AO (Turkey)*	60,406	103,462

		2,272,223

Auto Components — 0.3%
Actron Technology Corp. (Taiwan)	1,000	3,636
Aisin Seiki Co. Ltd. (Japan)	8,700	398,579
ARB Corp. Ltd. (Australia)	4,967	69,364
Autoliv, Inc. (Sweden)(a)	1,835	195,978
Brembo SpA (Italy)	848	50,602
Bridgestone Corp. (Japan)	27,600	1,016,888
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S (Turkey)	30	67
Chaowei Power Holdings Ltd. (China)	64,000	53,066
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	141,350	298,187
China First Capital Group Ltd. (China)*	20,000	20,679
CIE Automotive SA (Spain)	7,316	144,043
Cie Generale des Etablissements Michelin (France)	7,493	829,742
Cooper Tire & Rubber Co.	2,062	78,397
Cub Elecparts, Inc. (Taiwan)	1,149	12,656
Denso Corp. (Japan)	18,900	754,196
Depo Auto Parts Ind Co. Ltd. (Taiwan)	13,000	40,317
Drew Industries, Inc.	1,146	112,331
E-Lead Electronic Co. Ltd. (Taiwan)	8,000	7,637
Exedy Corp. (Japan)	3,600	91,525
Faurecia (France)	2,588	101,561

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
FCC Co. Ltd. (Japan)	3,900	$83,911
Federal Corp. (Taiwan)	88,224	38,339
Fuyao Glass Industry Group Co. Ltd. (China), 144A	96,800	266,228
Gajah Tunggal Tbk PT (Indonesia)*	135,300	15,587
Global PMX Co. Ltd. (Taiwan)	1,000	4,820
Halla Holdings Corp. (South Korea)	1,591	97,965
Hankook Tire Co. Ltd. (South Korea)	4,256	230,107
Hiroca Holdings Ltd. (Taiwan)	4,000	15,506
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	29,327
Hunan Tyen Machinery Co. Ltd. (China) (Class B Stock)*	28,800	15,610
Hwa Fong Rubber Co. Ltd. (Taiwan)	7,060	2,506
Hyundai Mobis Co. Ltd. (South Korea)	3,738	938,074
Hyundai Wia Corp. (South Korea)	2,185	172,840
Iron Force Industrial Co. Ltd. (Taiwan)	2,000	15,057
Johnson Controls International PLC	6,633	308,633
Keihin Corp. (Japan)	12,400	196,620
Kenda Rubber Industrial Co. Ltd. (Taiwan)	54,545	87,116
Kongsberg Automotive ASA (Norway)*	14,121	11,577
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A/S (Turkey)	4,003	9,045
Macauto Industrial Co. Ltd. (Taiwan)	2,000	13,273
Mahle-Metal Leve SA (Brazil)	2,000	14,274
Mando Corp. (South Korea)	781	175,945
Metair Investments Ltd. (South Africa)	12,867	18,785
Minth Group Ltd. (China)	40,000	141,105
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	47,000	45,663
Nemak SAB de CV (Mexico), 144A	33,900	37,327
Nifco, Inc. (Japan)	3,300	175,316
Press Kogyo Co. Ltd. (Japan)	8,100	34,539
Rassini SAB de CV (Mexico)	4,300	9,589
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	17,600	19,518
Showa Corp. (Japan)	22,600	119,086
SL Corp. (South Korea)	2,002	30,014
Somboon Advance Technology PCL (Thailand)	54,300	19,902
Sri Trang Agro-Industry PCL (Thailand)	128,900	43,525
Sumitomo Riko Co. Ltd. (Japan)	4,100	38,578
Sumitomo Rubber Industries Ltd. (Japan)	14,900	225,376
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	76,708
Taiho Kogyo Co. Ltd. (Japan)	1,300	14,339
Tokai Rika Co. Ltd. (Japan)	6,300	123,356
Tong Yang Industry Co. Ltd. (Taiwan)	29,000	69,053
Tung Thih Electronic Co. Ltd. (Taiwan)	2,000	28,207
Tupy SA (Brazil)	6,900	29,576
Visteon Corp.	945	67,719
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	18,500	40,671
Xinyi Glass Holdings Ltd. (Hong Kong)*	360,000	327,300
Yokohama Rubber Co. Ltd. (The) (Japan)	11,200	179,282
Zhejiang Shibao Co. Ltd. (China)	20,000	28,059

		8,964,404

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	601,000	381,349
China Motor Corp. (Taiwan)	107,000	81,249
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	101,300	165,421

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	620,000	$625,238
Ford Otomotiv Sanayi A/S (Turkey)	4,208	44,366
Fuji Heavy Industries Ltd. (Japan)	22,200	832,933
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	94,000	121,571
Honda Motor Co. Ltd. (Japan)	104,300	3,010,129
Hyundai Motor Co. (South Korea)	9,608	1,187,372
Jiangling Motors Corp. Ltd. (China) (Class B Stock)	7,700	19,671
Kia Motors Corp. (South Korea)	21,993	845,012
Mitsubishi Motors Corp. (Japan)	49,100	229,360
Nissan Motor Co. Ltd. (Japan)	148,000	1,451,714
Piaggio & C SpA (Italy)	25,175	47,022
Qingling Motors Co. Ltd. (China) (Class H Stock)	160,000	48,921
Sanyang Motor Co. Ltd. (Taiwan)	112,000	74,455
Suzuki Motor Corp. (Japan)	7,700	257,912
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	5,099	37,180
Toyota Motor Corp. (Japan)	120,456	6,987,224
Yulon Nissan Motor Co. Ltd. (Taiwan)	3,000	19,942

		16,468,041

Banks — 3.5%
77 Bank Ltd. (The) (Japan)	46,000	188,296
Agricultural Bank of China Ltd. (China) (Class H Stock)	4,057,000	1,749,934
Aichi Bank Ltd. (The) (Japan)	400	19,475
Ajman Bank PJSC (United Arab Emirates)*	336,335	137,274
Al Khalij Commercial Bank PQSC (Qatar)	13,174	61,840
Albaraka Turk Katilim Bankasi AS (Turkey)	88,523	35,689
Aozora Bank Ltd. (Japan)	93,000	320,549
Associated Banc-Corp	9,933	194,587
Asya Katilim Bankasi A/S (Turkey)*^	86,929	—
Awa Bank Ltd. (The) (Japan)	13,000	80,103
Banca Popolare di Sondrio Scarl (Italy)	26,648	74,552
Banco Bilbao Vizcaya Argentaria SA (Spain)	218,409	1,321,505
Banco Bradesco SA (Brazil)	14,000	121,913
Banco de Bogota SA (Colombia)	5,618	121,972
Banco de Chile (Chile)	1,331,467	148,772
Banco de Credito e Inversiones (Chile)	4,047	183,203
Banco Industrial e Comercial SA (Brazil)*^	2,700	6,891
Banco Santander Brasil SA (Brazil), ADR(a)	18,100	121,270
Banco Santander Chile (Chile), ADR	7,983	165,168
Bancolombia SA (Colombia)	13,915	125,958
Bangkok Bank PCL (Thailand)	63,600	299,460
Bank Bukopin Tbk (Indonesia)	387,100	18,117
Bank Central Asia Tbk PT (Indonesia)	348,800	420,712
Bank CIMB Niaga Tbk PT (Indonesia)*	256,300	16,310
Bank Hapoalim BM (Israel)	79,636	452,186
Bank Mandiri Persero Tbk PT (Indonesia)	391,500	337,795
Bank Negara Indonesia Persero Tbk PT (Indonesia)	463,600	197,769
Bank of China Ltd. (China) (Class H Stock)	9,475,000	4,375,592
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	140,500	115,813
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,840,000	2,184,384
Bank of East Asia Ltd. (The) (Hong Kong)	86,236	351,962
Bank of Hawaii Corp.	2,046	148,581
Bank of Iwate Ltd. (The) (Japan)	1,900	73,814

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of Jinzhou Co. Ltd. (China) (Class H Stock)	138,000	$153,821
Bank of Montreal (Canada)	19,500	1,277,804
Bank of Nova Scotia (The) (Canada)(a)	32,500	1,722,169
Bank of Okinawa Ltd. (The) (Japan)	1,440	42,941
Bank of Qingdao Co. Ltd. (China), 144A	25,500	17,391
Bank of the Ozarks, Inc.(a)	2,533	97,267
Bank of the Philippine Islands (Philippines)	75,630	163,836
Bank of the Ryukyus Ltd. (Japan)	7,400	87,804
Bank of Zhengzhou Co. Ltd. (China), 144A	97,000	60,228
Bank Pan Indonesia Tbk PT (Indonesia)*	381,000	24,133
Bank Pekao SA (Poland)	10,173	329,375
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	285,700	35,314
Bank Pembangunan Daerah Jawa Timur Tbk PT (Indonesia)	1,371,700	59,496
Bank Permata Tbk PT (Indonesia)*	523,600	24,480
Bank Tabungan Negara Persero Tbk PT (Indonesia)	300,900	44,377
Bank Zachodni WBK SA (Poland)*	3,021	245,927
Bankia SA (Spain)	215,041	176,458
Bankinter SA (Spain)	23,783	169,218
BankUnited, Inc.	3,935	118,837
Banque Cantonale Vaudoise (Switzerland)	148	97,184
Banregio Grupo Financiero SAB de CV (Mexico)	4,300	24,629
BB&T Corp.	22,049	831,688
BBVA Banco Continental SA (Peru)	24,567	28,031
BDO Unibank, Inc. (Philippines)	83,750	189,962
Berkshire Hills Bancorp, Inc.	2,226	61,682
Berner Kantonalbank AG (Switzerland)	939	178,760
BIMB Holdings Bhd (Malaysia)	30,100	30,125
BOC Hong Kong Holdings Ltd. (Hong Kong)	151,000	513,763
Canadian Imperial Bank of Commerce (Canada)	10,400	806,427
Capitec Bank Holdings Ltd. (South Africa)	2,737	128,253
Cardinal Financial Corp.	1,642	42,840
Chang Hwa Commercial Bank Ltd. (Taiwan)	679,687	348,940
Chemical Financial Corp.	5,143	226,961
Chiba Bank Ltd. (The) (Japan)	66,000	374,827
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,546,000	1,034,086
China Construction Bank Corp. (China) (Class H Stock)	9,157,000	6,877,258
China Zheshang Bank Co. Ltd. (China)	23,000	11,853
Chugoku Bank Ltd. (The) (Japan)	18,200	222,007
CoBank ACB*	20,606	2,162,342
Columbia Banking System, Inc.	2,263	74,045
Commerce Bancshares, Inc.	4,204	207,089
Commercial Bank QSC (The) (Qatar)	20,427	216,187
Commonwealth Bank of Australia (Australia)	32,856	1,832,159
Community Bank System, Inc.	1,993	95,883
Concordia Financial Group Ltd. (Japan)	87,800	383,094
Credicorp Ltd. (Peru), (LMA)	29	4,423
Credicorp Ltd. (Peru), (NYSE)	3,391	516,178
Credit Bank of Moscow PJSC (Russia)*	472,400	31,974
CTBC Financial Holding Co. Ltd. (Taiwan)	1,907,017	1,111,601
Dah Sing Financial Holdings Ltd. (Hong Kong)	27,600	181,857
Daishi Bank Ltd. (The) (Japan)	28,000	107,627
Danske Bank A/S (Denmark)	24,775	724,815

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	84,870	$963,007
Doha Bank QSC (Qatar)	19,580	199,978
Dubai Islamic Bank PJSC (United Arab Emirates)	363,106	534,938
E.Sun Financial Holding Co. Ltd. (Taiwan)	949,287	542,454
EnTie Commercial Bank Co. Ltd. (Taiwan)	15,000	6,163
Espirito Santo Financial Group SA (Luxembourg)*^	11,519	—
Far Eastern International Bank (Taiwan)	684,972	196,079
First Financial Holding Co. Ltd. (Taiwan)	1,186,955	632,120
First Republic Bank	2,905	224,005
FNB Corp.	8,038	98,867
Fukuoka Financial Group, Inc. (Japan)	85,000	353,289
Fulton Financial Corp.	9,513	138,129
Glacier Bancorp, Inc.	3,663	104,469
Great Western Bancorp, Inc.	2,545	84,799
Grupo Aval Acciones y Valores SA (Colombia), ADR	16,184	142,905
Grupo Elektra SAB de CV (Mexico)	3,735	48,217
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	122,700	644,136
Grupo Financiero Interacciones SA de CV (Mexico) (Class O Stock)	5,400	25,483
Grupo Security SA (Chile)	160,782	53,922
Gunma Bank Ltd. (The) (Japan)	66,000	299,827
Hachijuni Bank Ltd. (The) (Japan)	41,500	216,139
Hang Seng Bank Ltd. (Hong Kong)	18,700	335,689
Harbin Bank Co. Ltd. (China) (Class H Stock), 144A	487,000	150,202
Hiroshima Bank Ltd. (The) (Japan)	50,000	207,399
Hokkoku Bank Ltd. (The) (Japan)	38,000	114,844
Hokuhoku Financial Group, Inc. (Japan)	12,400	166,849
Hong Leong Bank Bhd (Malaysia)	35,800	113,779
Hope Bancorp, Inc.	4,167	72,381
HSBC Holdings PLC (United Kingdom)	543,992	4,089,039
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	889,746	456,599
Huishang Bank Corp. Ltd. (China) (Class H Stock)	387,000	199,346
Hyakugo Bank Ltd. (The) (Japan)	21,000	76,039
Hyakujushi Bank Ltd. (The) (Japan)	25,000	76,324
IBERIABANK Corp.	2,022	135,717
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	8,459,000	5,368,680
ING Bank Slaski SA (Poland)	3,425	132,498
Intercorp Financial Services, Inc. (Peru)	3,459	110,515
Investors Bancorp, Inc.	10,004	120,148
Itau CorpBanca (Chile)	14,998,192	132,164
Itau Unibanco Holding SA (Brazil)	8,000	77,094
Itausa - Investimentos Itau SA (Brazil)	38,077	95,539
Iyo Bank Ltd. (The) (Japan)	21,900	132,617
Japan Post Bank Co. Ltd. (Japan)	29,400	349,355
Juroku Bank Ltd. (The) (Japan)	24,000	68,546
Keiyo Bank Ltd. (The) (Japan)	18,000	76,455
Kiatnakin Bank PCL (Thailand)	55,500	84,892
King’s Town Bank Co. Ltd. (Taiwan)	152,000	128,615
Kiyo Bank Ltd. (The) (Japan)	6,300	98,843
Komercni Banka A/S (Czech Republic)	9,466	328,262
Krung Thai Bank PCL (Thailand)	427,500	217,143
Laurentian Bank of Canada (Canada)	4,600	171,875
LH Financial Group PCL (Thailand)	601,006	29,165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Luzerner Kantonalbank AG (Switzerland)*	424	$174,511
M&T Bank Corp.	4,554	528,719
Malayan Banking Bhd (Malaysia)	337,300	612,243
Masraf Al Rayan QSC (Qatar)	23,597	229,911
MB Financial, Inc.	3,437	130,743
Mebuki Financial Group, Inc. (Japan)	81,720	292,766
Mega Financial Holding Co. Ltd. (Taiwan)	1,292,228	911,547
Metropolitan Bank & Trust Co. (Philippines)	100,716	177,483
Mie Bank Ltd. (The) (Japan)	12,300	243,034
Mizrahi Tefahot Bank Ltd. (Israel)	19,118	243,149
Mizuho Financial Group, Inc. (Japan)	1,647,800	2,777,266
Musashino Bank Ltd. (The) (Japan)	3,400	86,019
Nanto Bank Ltd. (The) (Japan)	1,400	49,539
National Australia Bank Ltd. (Australia)	78,172	1,680,386
National Bank Holdings Corp. (Class A Stock)	5,881	137,439
National Bank of Canada (Canada)	11,200	397,137
Nedbank Group Ltd. (South Africa)	19,502	317,201
Nishi-Nippon City Bank Ltd. (The) (Japan)(g)	235,000	503,880
North Pacific Bank Ltd. (Japan)	53,000	187,995
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	106,684
Oita Bank Ltd. (The) (Japan)	14,000	50,946
Old National Bancorp	7,707	108,360
OTP Bank PLC (Hungary)	16,727	439,447
Oversea-Chinese Banking Corp. Ltd. (Singapore)	121,105	771,822
People’s United Financial, Inc.(a)	8,854	140,070
Pinnacle Financial Partners, Inc.	979	52,944
PNC Financial Services Group, Inc. (The)	16,463	1,483,152
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	83,829	572,640
Public Bank Bhd (Malaysia)	126,400	606,083
Qatar International Islamic Bank QSC (Qatar)	3,227	56,989
Qatar National Bank SAQ (Qatar)	13,471	576,359
Resona Holdings, Inc. (Japan)	187,900	790,232
Rizal Commercial Banking Corp. (Philippines)	84,900	62,871
Royal Bank of Canada (Canada)	38,900	2,409,401
San-In Godo Bank Ltd. (The) (Japan)	21,200	144,860
Security Bank Corp. (Philippines)	14,500	72,371
Sekerbank TAS (Turkey)*	89,601	34,641
Senshu Ikeda Holdings, Inc. (Japan)	32,800	144,418
Seven Bank Ltd. (Japan)(a)	31,600	101,211
Shengjing Bank Co. Ltd. (China) (Class H Stock), 144A	151,500	156,748
Shiga Bank Ltd. (The) (Japan)	29,000	141,318
Shinhan Financial Group Co. Ltd. (South Korea)	30,117	1,103,025
Shinsei Bank Ltd. (Japan)	160,000	242,628
Shizuoka Bank Ltd. (The) (Japan)	34,000	272,408
Signature Bank*	1,097	129,940
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,643,939	486,685
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	222,523	71,058
South State Corp.	1,196	89,748
SpareBank 1 Nord Norge (Norway)	12,684	65,722
SpareBank 1 SMN (Norway)	14,402	100,569
SpareBank 1 SR-Bank ASA (Norway)	17,745	101,386

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
St Galler Kantonalbank AG (Switzerland)	277	$108,412
Sterling Bancorp	5,814	101,745
Suruga Bank Ltd. (Japan)	12,400	297,223
Svenska Handelsbanken AB (Sweden)
(Class A Stock)	42,044	577,940
Sydbank A/S (Denmark)	2,094	63,839
Taichung Commercial Bank Co. Ltd. (Taiwan)	494,017	140,430
Taishin Financial Holding Co. Ltd. (Taiwan)	1,296,486	483,743
Taiwan Business Bank (Taiwan)	1,001,768	255,252
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,508,276	667,814
Thanachart Capital PCL (Thailand)*	94,300	110,221
Tisco Financial Group PCL (Thailand)	21,900	33,808
TMB Bank PCL (Thailand)	2,299,200	140,673
Tochigi Bank Ltd. (The) (Japan)	5,000	20,304
Toho Bank Ltd. (The) (Japan)	20,000	70,395
Tokyo TY Financial Group, Inc. (Japan)	300	8,384
Toronto-Dominion Bank (The) (Canada)	52,300	2,321,698
Trustmark Corp.	5,797	159,765
Turkiye Garanti Bankasi A/S (Turkey)	185,226	490,815
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	180,882	80,157
UMB Financial Corp.	2,341	139,172
Umpqua Holdings Corp.	11,252	169,343
Union Bank of Taiwan (Taiwan)	416,437	117,047
United Bankshares, Inc.(a)	2,958	111,428
United Overseas Bank Ltd. (Singapore)	57,600	799,130
US Bancorp	36,347	1,558,923
Valiant Holding AG (Switzerland)	1,600	147,204
Valley National Bancorp	4,717	45,896
Virgin Money Holdings UK PLC (United Kingdom)	11,114	44,802
VTB Bank PJSC (Russia), GDR, RegS	197,010	438,533
Wells Fargo & Co.	121,047	5,359,961
Westpac Banking Corp. (Australia)	71,067	1,616,930
Wintrust Financial Corp.	2,425	134,757
Yamaguchi Financial Group, Inc. (Japan)	40,000	426,370
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	56,094

		96,792,323

Beverages — 0.5%
Ambev SA (Brazil), ADR(a)	62,900	383,061
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	10,556	63,899
Anheuser-Busch InBev NV (Belgium)	13,034	1,714,082
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	6,000	23,259
Arca Continental SAB de CV (Mexico)	8,900	52,969
Asahi Group Holdings Ltd. (Japan)	11,800	429,842
Britvic PLC (United Kingdom)	7,558	59,091
Brown-Forman Corp. (Class B Stock)	3,150	149,436
Carabao Group PCL (Thailand) (Class F Stock)	7,200	13,403
Carlsberg A/S (Denmark) (Class B Stock)	3,571	341,294
Carlsberg Brewery Malaysia Bhd (Malaysia)	2,100	7,466
China Resources Beer Holdings Co. Ltd. (China)*	54,336	115,804
Cia Cervecerias Unidas SA (Chile)	1,754	17,723
Cia Cervecerias Unidas SA (Chile), ADR	2,146	43,328
Coca-Cola Amatil Ltd. (Australia)	17,204	135,656

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	48,105	$2,035,804
Coca-Cola East Japan Co. Ltd. (Japan)	2,800	60,751
Coca-Cola European Partners PLC (United Kingdom)	4,328	172,687
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	48,600	364,668
Coca-Cola Icecek A/S (Turkey)	2,804	34,124
Coca-Cola West Co. Ltd. (Japan)	3,800	106,355
Constellation Brands, Inc. (Class A Stock)	3,012	501,468
Cott Corp. (Canada)	4,700	66,884
Davide Campari-Milano SpA (Italy)	6,769	76,283
Diageo PLC (United Kingdom)	31,224	894,362
Distell Group Ltd. (South Africa)	126	1,545
Dr. Pepper Snapple Group, Inc.	2,866	261,694
Emperador, Inc. (Philippines)	131,000	19,586
Fomento Economico Mexicano SAB de CV (Mexico), ADR	8,190	753,808
Fraser & Neave Holdings Bhd (Malaysia)	2,800	16,295
Heineken Holding NV (Netherlands)	1,602	128,346
Heineken Malaysia Bhd (Malaysia)	1,800	7,728
Heineken NV (Netherlands)	2,591	227,753
Hey Song Corp. (Taiwan)	80,000	82,393
Hite Jinro Co. Ltd. (South Korea)	4,721	96,907
Ito En Ltd. (Japan)	2,700	96,077
Kirin Holdings Co. Ltd. (Japan)	25,700	427,126
Molson Coors Brewing Co. (Class B Stock)	3,836	421,193
Monster Beverage Corp.*	1,537	225,647
Organizacion Cultiba SAB de CV (Mexico)	4,300	4,846
PepsiCo, Inc.	17,124	1,862,577
Pernod Ricard SA (France)	5,144	609,229
Remy Cointreau SA (France)(g)	1,117	95,319
SABMiller PLC (United Kingdom)	14,518	845,661
Sapporo Holdings Ltd. (Japan)	5,000	138,608
Suntory Beverage & Food Ltd. (Japan)	1,500	64,858
Takara Holdings, Inc. (Japan)	7,000	65,551
Thai Beverage PCL (Thailand)	353,400	251,729
Tibet Water Resources Ltd. (Hong Kong)	157,000	55,121
Treasury Wine Estates Ltd. (Australia)	16,916	143,561
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	22,000	86,120
Vina Concha y Toro SA (Chile)	27,722	48,478
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	11,800	33,648

		14,935,103

Biotechnology — 0.3%
3SBio, Inc. (China), 144A*	46,000	52,254
AbbVie, Inc.	7,405	467,033
Abcam PLC (United Kingdom)	24,662	268,371
Adimmune Corp. (Taiwan)*	9,000	6,622
Amgen, Inc.	10,300	1,718,143
Bioton SA (Poland)*	3,246	7,093
Celltrion, Inc. (South Korea)*	1,465	142,211
China Biologic Products, Inc. (China)*	700	87,136
CSL Ltd. (Australia)	3,759	309,105
Gilead Sciences, Inc.	38,276	3,028,397
Grifols SA (Spain)	5,429	117,024
Medigen Biotechnology Corp. (Taiwan)*	5,000	11,228
Mycenax Biotech, Inc. (Taiwan)*	8,000	10,719
Myriad Genetics, Inc.*	1,185	24,387
OBI Pharma, Inc. (Taiwan)*	3,000	37,510

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
PharmaEngine, Inc. (Taiwan)	3,599	$27,637
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	4,900	24,105
Shire PLC	5,868	379,441
Shire PLC, ADR	4,785	927,620
Sinovac Biotech Ltd. (China)*	5,400	31,860
Sirtex Medical Ltd. (Australia)	1,377	33,473
United Therapeutics Corp.*	983	116,073
Vitrolife AB (Sweden)	2,809	178,205

		8,005,647

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	3,600	95,762
Arwana Citramulia Tbk PT (Indonesia)	96,900	4,238
Asahi Glass Co. Ltd. (Japan)	60,000	387,957
Assa Abloy AB (Sweden) (Class B Stock)	20,064	407,453
Bolina Holding Co. Ltd. (China)*	56,000	2,529
Central Glass Co. Ltd. (Japan)	45,000	177,222
China Fangda Group Co. Ltd. (China) (Class B Stock)	10,100	9,545
dormakaba Holding AG (Switzerland) (Class B Stock)*	453	335,850
Dynasty Ceramic PCL (Thailand)	162,400	20,435
Elementia SAB de CV (Mexico), 144A*	15,300	16,042
Geberit AG (Switzerland)	576	252,484
Insteel Industries, Inc.	1,384	50,156
LIXIL Group Corp. (Japan)	10,600	227,090
National Central Cooling Co. PJSC (United Arab Emirates)	566,091	272,894
Nichiha Corp. (Japan)	2,900	64,698
Noritz Corp. (Japan)	4,600	94,946
Owens Corning	2,582	137,853
Sankyo Tateyama, Inc. (Japan)	1,700	27,636
Sanwa Holdings Corp. (Japan)	13,900	134,566
Schweiter Technologies AG (Switzerland)	531	615,599
Sekisui Jushi Corp. (Japan)	2,600	42,138
Simpson Manufacturing Co., Inc.	2,468	108,469
Sinko Industries Ltd. (Japan)	2,000	25,585
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	10,773
TOTO Ltd. (Japan)	5,800	219,281
Trakya Cam Sanayii A/S (Turkey)	21,749	18,054
Vanachai Group PCL (Thailand)	56,100	21,857
Xxentria Technology Materials Corp. (Taiwan)	7,251	19,428
Zehnder Group AG (Switzerland)*	1,504	66,890

		3,867,430

Capital Markets — 0.3%
Administradora de Fondos de Pensiones Habitat SA (Chile)	14,668	16,327
Alaris Royalty Corp. (Canada)	1,700	29,000
Altamir (France)	4,768	59,417
Amanat Holdings PJSC (United Arab Emirates)	1,023,585	239,168
Asia Plus Group Holdings PCL (Thailand)	247,000	23,666
ASX Ltd. (Australia)	2,364	87,582
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	7,579	478,934
Banca Generali SpA (Italy)	3,776	72,478
BM&FBovespa SA (Brazil)	50,700	263,466

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Bolsa Mexicana de Valores SAB de CV (Mexico)	14,500	$23,085
Bolsas y Mercados Espanoles SHMSF SA (Spain)(a)	4,169	123,920
Brait SE (South Africa)*	24,555	197,497
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	16,800	590,712
BTG Pactual Group (Brazil), UTS	22,900	99,567
Bure Equity AB (Sweden)	11,904	139,865
Bursa Malaysia Bhd (Malaysia)	10,200	21,768
Capital Securities Corp. (Taiwan)	506,000	132,020
CBOE Holdings, Inc.	1,142	74,059
CETIP SA - Mercados Organizados (Brazil)	2,400	31,718
China Bills Finance Corp. (Taiwan)	195,000	78,104
China Financial International Investments Ltd. (Hong Kong)*	170,000	10,235
China Huarong Asset Management Co. Ltd. (China), 144A*	2,106,000	834,442
China International Capital Corp. Ltd. (China) (Class H Stock), 144A*	95,600	131,519
CI Financial Corp. (Canada)	5,000	95,926
CME Group, Inc.	7,632	797,697
Country Group Development PCL (Thailand)*	436,700	12,981
Deutsche Boerse AG (Germany)	6,832	533,542
Euronext NV (Netherlands), 144A	231	9,857
FactSet Research Systems, Inc.	425	68,893
Gimv NV (Belgium)	5,677	301,451
GP Investments Ltd. (Brazil), BDR*	4,400	9,268
Haitong International Securities Group Ltd. (Hong Kong)	30,000	20,136
IG Group Holdings PLC (United Kingdom)	20,204	227,973
IGM Financial, Inc. (Canada)	2,600	70,195
Intercontinental Exchange, Inc.	2,372	638,922
Intermediate Capital Group PLC (United Kingdom)	52,660	402,092
Investec Ltd. (South Africa)	23,886	146,620
Investment Technology Group, Inc.	1,999	34,263
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	399,167	83,582
JSE Ltd. (South Africa)	495	5,769
Jupiter Fund Management PLC (United Kingdom)	43,059	237,396
KCG Holdings, Inc. (Class A Stock)*	2,416	37,520
Kresna Graha Investama PT Tbk (Indonesia)*	115,600	4,074
MarketAxess Holdings, Inc.	701	116,079
Masterlink Securities Corp. (Taiwan)	214,131	57,111
Moscow Exchange MICEX (Russia)	52,960	106,783
MSCI, Inc.	1,493	125,322
Nasdaq, Inc.	3,059	206,605
OSK Holdings Bhd (Malaysia)	117,000	44,677
Partners Group Holding AG (Switzerland)	287	145,003
President Securities Corp. (Taiwan)	179,682	66,099
Singapore Exchange Ltd. (Singapore)	20,700	112,908
SVG Capital PLC (United Kingdom)*	8,219	72,278
T. Rowe Price Group, Inc.	2,063	137,190
Thomson Reuters Corp.	5,400	223,294
Tullett Prebon PLC (United Kingdom)	33,463	144,566
Waterland Financial Holdings Co. Ltd. (Taiwan)	538,619	138,157

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Yintech Investment Holdings Ltd. (China), ADR*	400	$7,416
Zeder Investments Ltd. (South Africa)	37,919	20,254

		9,220,448

Chemicals — 0.7%
Acron PJSC (Russia)*	392	21,075
ADEKA Corp. (Japan)	9,100	125,902
AECI Ltd. (South Africa)	7,435	56,355
African Oxygen Ltd. (South Africa)	6,435	9,559
Agrium, Inc. (Canada)	2,700	244,594
Air Liquide SA (France)	6,427	689,213
Air Products & Chemicals, Inc.	2,168	325,937
Air Water, Inc. (Japan)	8,000	151,069
Alpek SAB de CV (Mexico)	15,300	25,929
Asahi Kasei Corp. (Japan)	71,000	565,811
Asia Polymer Corp. (Taiwan)	24,065	13,801
Axalta Coating Systems Ltd.*	3,057	86,421
BASF SE (Germany)	21,968	1,881,026
Borregaard ASA (Norway)	2,604	23,409
Calgon Carbon Corp.	1,719	26,077
China BlueChemical Ltd. (China) (Class H Stock)	374,000	69,037
China General Plastics Corp. (Taiwan)	19,380	12,870
China Man-Made Fiber Corp. (Taiwan)	211,050	49,349
China Steel Chemical Corp. (Taiwan)	5,000	16,550
China Synthetic Rubber Corp. (Taiwan)	64,250	52,287
Chr Hansen Holding A/S (Denmark)	1,747	104,059
Chugoku Marine Paints Ltd. (Japan)	8,000	56,160
Ciech SA (Poland)	2,580	44,654
Corbion NV (Netherlands)	10,650	286,676
Croda International PLC (United Kingdom)	3,542	159,829
Danhua Chemical Technology Co. Ltd. (China)*	6,400	3,827
Denka Co. Ltd. (Japan)	8,000	34,647
DIC Corp. (Japan)	13,500	417,911
DuluxGroup Ltd. (Australia)	18,009	91,361
E.I. du Pont de Nemours & Co.	11,108	743,903
Eastern Polymer Group PCL (Thailand) (Class F Stock)	29,700	11,657
Ecolab, Inc.	2,733	332,661
Eternal Materials Co. Ltd. (Taiwan)	57,229	61,702
Formosa Chemicals & Fibre Corp. (Taiwan)	217,890	587,940
Formosa Plastics Corp. (Taiwan)	301,600	751,068
Formosan Rubber Group, Inc. (Taiwan)*	82,300	39,819
Formosan Union Chemical (Taiwan)	19,000	10,139
Fujimi, Inc. (Japan)	4,000	60,448
Givaudan SA (Switzerland)	112	228,337
Grupa Azoty SA (Poland)	5,298	85,406
Gubre Fabrikalari TAS (Turkey)	3,318	5,339
Ho Tung Chemical Corp. (Taiwan)*	159,947	37,381
Huabao International Holdings Ltd. (Hong Kong)*	248,000	95,815
Incitec Pivot Ltd. (Australia)	52,769	114,689
International Flavors & Fragrances, Inc.(a)	925	132,247
K+S AG (Germany)	10,657	202,363
Kaneka Corp. (Japan)	21,000	166,266
Kansai Paint Co. Ltd. (Japan)	9,200	201,670
Kolon Industries, Inc. (South Korea)	2,223	167,924
Koninklijke DSM NV (Netherlands)	5,839	394,341
Kuraray Co. Ltd. (Japan)	21,200	314,502

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Kureha Corp. (Japan)	2,500	$91,459
LCY Chemical Corp. (Taiwan)	46,000	56,626
Lenzing AG (Austria)	922	107,688
Linde AG (Germany)	5,002	849,948
Lintec Corp. (Japan)	4,200	84,106
Monsanto Co.	6,143	627,815
Nantex Industry Co. Ltd. (Taiwan)	22,481	16,183
Nippon Kayaku Co. Ltd. (Japan)	13,000	140,027
Nippon Shokubai Co. Ltd. (Japan)	1,800	112,452
Nitto Denko Corp. (Japan)	4,400	285,762
NOF Corp. (Japan)	11,000	111,989
Novozymes A/S (Denmark) (Class B Stock)	3,118	137,522
Nufarm Ltd. (Australia)	8,936	64,554
Omnia Holdings Ltd. (South Africa)	4,044	49,797
Oriental Union Chemical Corp. (Taiwan)*	35,000	21,996
Petkim Petrokimya Holding A/S (Turkey)	17,096	25,917
Phosagro PJSC (Russia), GDR, RegS	223	2,877
Praxair, Inc.	3,451	416,984
Qualipoly Chemical Corp. (Taiwan)	4,000	4,514
San Fang Chemical Industry Co. Ltd. (Taiwan)	18,540	21,552
Scientex Bhd (Malaysia)	17,200	27,532
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	1,122	93,429
Sensient Technologies Corp.	2,659	201,552
Sesoda Corp. (Taiwan)	5,202	4,298
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)*	17,400	13,920
Sherwin-Williams Co. (The)	377	104,301
Shin-Etsu Chemical Co. Ltd. (Japan)	11,800	823,320
Shinkong Synthetic Fibers Corp. (Taiwan)	299,000	81,241
Showa Denko KK (Japan)	18,100	227,999
Sinon Corp. (Taiwan)	21,000	10,362
Soda Sanayii A/S (Turkey)	19,183	26,340
Solar Applied Materials Technology Co. (Taiwan)*^	30,000	4,245
Soulbrain Co. Ltd. (South Korea)	2,287	127,266
Stella Chemifa Corp. (Japan)	2,100	80,658
Sumitomo Bakelite Co. Ltd. (Japan)	24,000	125,534
Symrise AG (Germany)	1,676	122,909
Syngenta AG (Switzerland)	1,523	666,986
Synthomer PLC (United Kingdom)	33,824	161,954
Synthos SA (Poland)*	38,576	43,897
Taiwan Fertilizer Co. Ltd. (Taiwan)	71,000	95,331
Taiwan Styrene Monomer (Taiwan)	32,000	16,286
Teijin Ltd. (Japan)	9,000	174,600
Tenma Corp. (Japan)	16,000	255,577
Tianjin TEDA Biomedical Engineering Co. Ltd. (China)*	65,000	10,332
Tikkurila OYJ (Finland)	5,316	114,343
Toagosei Co. Ltd. (Japan)	17,900	194,553
Tokyo Ohka Kogyo Co. Ltd. (Japan)	3,600	109,795
Toray Industries, Inc. (Japan)	53,000	516,193
Tosoh Corp. (Japan)	3,000	18,491
Toyobo Co. Ltd. (Japan)	67,000	112,513
Ube Industries Ltd. (Japan)	99,000	189,336
Unipetrol A/S (Czech Republic)	1,420	10,703
UPC Technology Corp. (Taiwan)	106,000	35,420
USI Corp. (Taiwan)	91,000	41,061
Valspar Corp. (The)	1,198	127,072
Yara International ASA (Norway)	8,794	293,043

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Yingde Gases Group Co. Ltd. (China)	154,500	$61,443
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	7,000	16,912

		18,961,527

Commercial Services & Supplies — 0.3%
ABM Industries, Inc.	2,851	113,185
Aeon Delight Co. Ltd. (Japan)	1,900	57,982
Babcock International Group PLC (United Kingdom)	18,061	241,799
Berendsen PLC (United Kingdom)	6,071	97,603
Bilfinger SE (Germany)*	2,989	98,532
Blue Label Telecoms Ltd. (South Africa)	5,396	7,459
Brady Corp. (Class A Stock)	2,528	87,494
Brambles Ltd. (Australia)	20,165	185,872
Broad Greenstate International Co. Ltd. (China)	60,000	11,451
Cabcharge Australia Ltd. (Australia)	10,040	26,373
Cewe Stiftung & Co. KGAA (Germany)	2,775	249,636
Cintas Corp.	1,628	183,313
Clean Harbors, Inc.*	1,697	81,422
Cleanaway Co. Ltd. (Taiwan)	2,000	11,061
Copart, Inc.*	2,738	146,647
Covanta Holding Corp.(a)	5,288	81,382
Dai Nippon Printing Co. Ltd. (Japan)	27,000	264,860
Daiseki Co. Ltd. (Japan)	1,900	37,097
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	5,000	8,128
Duskin Co. Ltd. (Japan)	8,600	160,306
Essendant, Inc.	2,283	46,847
G4S PLC (United Kingdom)	34,101	100,554
Healthcare Services Group, Inc.(a)	1,123	44,448
Intrum Justitia AB (Sweden)	3,645	117,556
KAR Auction Services, Inc.	2,450	105,742
KD Holding Corp. (Taiwan)	1,000	5,671
Kokuyo Co. Ltd. (Japan)	46,200	671,372
L&K Engineering Co. Ltd. (Taiwan)	17,000	15,779
Lassila & Tikanoja OYJ (Finland)	4,596	89,096
Loomis AB (Sweden) (Class B Stock)	9,415	290,548
Matsuda Sangyo Co. Ltd. (Japan)	3,200	43,909
Mineral Resources Ltd. (Australia)	60,886	519,144
Mitie Group PLC (United Kingdom)	38,927	96,845
Nissha Printing Co. Ltd. (Japan)(a)	2,200	54,368
Okamura Corp. (Japan)	18,400	178,302
Oyo Corp. (Japan)	2,100	23,811
Park24 Co. Ltd. (Japan)	2,100	68,298
Prosegur Cia de Seguridad SA (Spain)	24,071	168,035
Relia, Inc. (Japan)	2,700	24,182
Republic Services, Inc.	6,047	305,071
Riverstone Holdings Ltd. (Singapore)	24,600	16,260
S-1 Corp. (South Korea)	987	91,186
Sato Holdings Corp. (Japan)	2,700	59,144
Secom Co. Ltd. (Japan)	3,200	238,958
Securitas AB (Sweden) (Class B Stock)	9,504	159,164
Shanghai Youngsun Investment Co. Ltd. (China) (Class B Stock)*^	3,900	9,777
Shanghai Zhongyida Co. Ltd. (China)*	49,100	27,594
Societe BIC SA (France)	802	118,576
Sohgo Security Services Co. Ltd. (Japan)	2,300	123,608
Steelcase, Inc. (Class A Stock)	4,718	65,533
Stericycle, Inc.*(a)	1,357	108,750

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	1,000	$4,291
Taiwan Secom Co. Ltd. (Taiwan)	12,135	35,266
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	19,150	24,544
Toppan Forms Co. Ltd. (Japan)	17,000	178,646
Toppan Printing Co. Ltd. (Japan)	34,000	306,916
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	51,035
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	2,200	20,524
Waste Connections, Inc. (Canada), (TSX)	1,859	138,651
Waste Management, Inc.	6,559	418,202
YC Co. Ltd. (Taiwan)	51,313	19,887
Yestar International Holdings Co. Ltd. (China)	15,000	7,313

		7,345,005

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	29,000	45,322
ADTRAN, Inc.	2,532	48,462
Advanced Ceramic X Corp. (Taiwan)	2,000	14,059
China All Access Holdings Ltd. (Hong Kong)(a)	138,000	48,823
Cisco Systems, Inc.	115,573	3,665,976
Denki Kogyo Co. Ltd. (Japan)	9,000	45,314
D-Link Corp. (Taiwan)*	117,905	42,460
Eastern Communications Co. Ltd. (China) (Class B Stock)	16,700	12,725
EchoStar Corp. (Class A Stock)*	1,426	62,502
F5 Networks, Inc.*	1,471	183,345
Harris Corp.	3,052	279,594
Hitron Technology, Inc. (Taiwan)	15,000	10,248
InterDigital, Inc.	866	68,587
Lanner Electronics, Inc. (Taiwan)	3,000	4,197
Lumentum Holdings, Inc.*	1,663	69,464
NetScout Systems, Inc.*	3,452	100,971
Nokia OYJ (Finland)	129,392	750,006
O-Net Technologies Group Ltd. (China)*	33,000	17,539
Senao Networks, Inc. (Taiwan)	2,000	9,297
Sercomm Corp. (Taiwan)	16,000	38,184
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*	15,300	23,424
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	122,859	887,077
Trigiant Group Ltd. (China)	138,000	20,022
Unizyx Holding Corp. (Taiwan)*	37,000	17,944
VTech Holdings Ltd. (Hong Kong)	8,000	91,481
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	33,000	56,138
Zinwell Corp. (Taiwan)	25,000	27,112
ZTE Corp. (China) (Class H Stock)	55,200	80,832

		6,721,105

Construction & Engineering — 0.3%
Acter Co. Ltd. (Taiwan)	1,000	2,651
Adhi Karya Persero Tbk PT (Indonesia)	39,300	7,139
Arabtec Holding PJSC (United Arab Emirates)*	429,155	171,388
Aveng Ltd. (South Africa)*	46,536	23,372

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Baoye Group Co. Ltd. (China) (Class H Stock)	52,000	$35,457
BES Engineering Corp. (Taiwan)	240,000	42,133
Bouygues SA (France)	8,886	294,690
Budimex SA (Poland)	60	3,288
CH Karnchang PCL (Thailand)	13,600	11,579
China Energy Engineering Corp. Ltd. (China)	1,406,000	202,347
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	21,375	12,082
COMSYS Holdings Corp. (Japan)	7,300	129,708
Continental Holdings Corp. (Taiwan)	111,300	35,732
CTCI Corp. (Taiwan)	34,000	49,892
Dialog Group Bhd (Malaysia)	73,100	25,834
EMCOR Group, Inc.	2,228	132,833
Ferrovial SA (Spain)	19,196	408,738
Group Five Ltd. (South Africa)	5,076	10,265
Hazama Ando Corp. (Japan)	19,400	118,098
IJM Corp. Bhd (Malaysia)	161,200	125,135
Implenia AG (Switzerland)	1,156	81,741
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Mexico)*	3,200	4,294
Iskandar Waterfront City Bhd (Malaysia)*	33,600	7,252
JGC Corp. (Japan)	9,000	156,677
Kajima Corp. (Japan)	39,000	272,917
Kandenko Co. Ltd. (Japan)	22,000	202,954
Kinden Corp. (Japan)	6,900	79,547
Kumagai Gumi Co. Ltd. (Japan)	34,000	87,787
Kung Sing Engineering Corp. (Taiwan)*	18,000	5,833
Kyowa Exeo Corp. (Japan)	6,900	98,380
Maeda Corp. (Japan)	14,000	119,030
Maeda Road Construction Co. Ltd. (Japan)	12,000	214,538
Mirait Holdings Corp. (Japan)	25,700	218,989
Murray & Roberts Holdings Ltd. (South Africa)	37,890	30,713
Nippo Corp. (Japan)	5,000	95,079
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	56,425
Nippon Road Co. Ltd. (The) (Japan)	7,000	28,158
Obayashi Corp. (Japan)	33,900	336,247
Orascom Construction Ltd. (United Arab Emirates)*	33,947	196,343
Pembangunan Perumahan Persero Tbk PT (Indonesia)	47,100	15,169
Penta-Ocean Construction Co. Ltd. (Japan) .	24,600	140,322
Porr AG (Austria)	437	15,704
Raito Kogyo Co. Ltd. (Japan)	5,300	63,840
Raubex Group Ltd. (South Africa)	6,508	11,639
Rich Development Co. Ltd. (Taiwan)	107,000	30,588
Run Long Construction Co. Ltd. (Taiwan)	2,000	2,046
Salfacorp SA (Chile)	52,775	41,562
Salini Impregilo SpA (Italy)	12,346	35,590
Shimizu Corp. (Japan)	31,000	277,063
SHO-BOND Holdings Co. Ltd. (Japan)	1,900	88,579
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	261,500	226,566
Sino-Thai Engineering & Construction PCL (Thailand)	22,500	15,325
Skanska AB (Sweden) (Class B Stock)	14,630	341,797
SNC-Lavalin Group, Inc. (Canada)	4,200	164,965
SOCAM Development Ltd. (Hong Kong)*	50,000	18,837
Strabag SE (Austria)	2,500	83,415

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Sumitomo Densetsu Co. Ltd. (Japan)	4,000	$41,770
Taihei Dengyo Kaisha Ltd. (Japan)	2,000	20,084
Taikisha Ltd. (Japan)	2,000	49,528
Taisei Corp. (Japan)	41,000	307,593
Tekfen Holding A/S (Turkey)	7,348	18,908
TOA ROAD Corp. (Japan)	10,000	25,148
Toda Corp. (Japan)	17,000	89,636
Totetsu Kogyo Co. Ltd. (Japan)	1,700	48,859
Trakcja SA (Poland)	2,950	9,785
TTCL PCL (Thailand)	14,500	8,579
UEM Edgenta Bhd (Malaysia)	14,400	11,586
Unique Engineering & Construction PCL (Thailand)	24,700	11,762
United Engineers Ltd. (Singapore)	87,600	159,008
United Integrated Services Co. Ltd. (Taiwan)	8,000	12,202
Valmont Industries, Inc.	836	112,501
Vinci SA (France)	11,006	842,826
Waskita Karya Persero Tbk PT (Indonesia)	83,500	16,801
WCT Holdings Bhd (Malaysia)(g)	48,177	18,799
Wijaya Karya Persero Tbk PT (Indonesia)	38,900	8,366
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,225	13,770
WSP Global, Inc. (Canada)	3,000	94,508
Yokogawa Bridge Holdings Corp. (Japan)	4,000	44,707

		7,674,998

Construction Materials — 0.1%
Afrimat Ltd. (South Africa)	662	1,280
Akcansa Cimento A/S (Turkey)	938	3,985
Asia Cement Corp. (Taiwan)	298,000	261,033
Buzzi Unicem SpA (Italy)	12,033	246,735
Cahya Mata Sarawak Bhd (Malaysia)	21,400	19,672
Cementos Argos SA (Colombia)	12,401	49,374
Cementos Pacasmayo SAA (Peru)	15,048	28,601
Cemex Latam Holdings SA (Colombia)*	5,880	22,351
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	2,069	10,266
CRH PLC (Ireland)	15,663	449,386
CSG Holding Co. Ltd. (China) (Class B Stock)	31,200	26,721
Goldsun Building Materials Co. Ltd. (Taiwan)	234,000	57,077
Grupo Argos SA (Colombia)	18,390	118,758
Huaxin Cement Co. Ltd. (China) (Class B Stock)	21,400	14,445
Imerys SA (France)	2,660	192,125
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	38,100	50,798
Italcementi SpA (Italy)*	8,495	100,965
Lafarge Malaysia Bhd (Malaysia)	10,000	19,175
Magnesita Refratarios SA (Brazil)*	3,220	21,505
PPC Ltd. (South Africa)	58,378	22,924
Qatar National Cement Co. QSC (Qatar)	1,280	30,527
Republic Cement & Building Materials, Inc. (Philippines)*	17,800	3,450
RHI AG (Austria)	3,141	83,465
Semen Baturaja Persero Tbk PT (Indonesia)	99,100	12,252
Shanghai Yaohua Pilkington Glass Group Co. Ltd. (China)*	37,000	26,122
Siam Cement PCL (The) (Thailand)	14,950	224,034

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Siam City Cement PCL (Thailand)	4,700	$40,150
Sumitomo Osaka Cement Co. Ltd. (Japan)	38,000	176,404
Taiheiyo Cement Corp. (Japan)	52,000	149,628
Universal Cement Corp. (Taiwan)	50,542	39,636
Vicat SA (France)	545	35,210
West China Cement Ltd. (China)*	420,000	41,241

		2,579,295

Consumer Finance — 0.1%
AEON Credit Service M Bhd (Malaysia)	4,200	14,637
American Express Co.	16,337	1,046,221
Cembra Money Bank AG (Switzerland)*	3,341	262,090
China Financial Services Holdings Ltd. (China)	250,000	20,077
Credit China Holdings Ltd. (China)*	300,000	37,904
Credit Saison Co. Ltd. (Japan)	10,900	180,965
Credito Real SAB de CV (Mexico)	14,300	24,559
Discover Financial Services	11,127	629,232
FirstCash, Inc.	3,088	145,383
Flying Financial Service Holdings Ltd. (China)	155,000	21,306
Gentera SAB de CV (Mexico)	36,200	65,400
Green Dot Corp. (Class A Stock)*	1,331	30,693
Group Lease PCL (Thailand)	9,400	9,495
Hitachi Capital Corp. (Japan)	3,600	76,543
J Trust Co. Ltd. (Japan)	3,800	29,892
KRUK SA (Poland)	477	29,702
Krungthai Card PCL (Thailand)	7,000	29,798
LendingClub Corp.*(a)	3,323	20,536
Muangthai Leasing PCL (Thailand) (Class F Stock)	26,500	14,149
Nelnet, Inc. (Class A Stock)	1,524	61,524
Samsung Card Co. Ltd. (South Korea)	2,665	121,742
Srisawad Power 1979 PCL (Thailand)*	23,100	24,000
Sun Hung Kai & Co. Ltd. (Hong Kong)	55,000	34,555
Synchrony Financial	20,933	586,124
Taiwan Acceptance Corp. (Taiwan)	12,000	27,347
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	5,700	17,197

		3,561,071

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,573	158,089
AMVIG Holdings Ltd. (Hong Kong)	58,000	20,321
AptarGroup, Inc.	1,229	95,137
Ball Corp.	2,180	178,651
Bemis Co., Inc.	2,129	108,600
CCL Industries, Inc. (Canada) (Class B Stock)	600	115,527
Cheng Loong Corp. (Taiwan)	178,000	64,784
CPMC Holdings Ltd. (China)	44,000	22,276
DS Smith PLC (United Kingdom)	55,313	275,226
Fuji Seal International, Inc. (Japan)	1,500	61,861
Graphic Packaging Holding Co.	6,711	93,887
Greatview Aseptic Packaging Co. Ltd. (China)	91,000	48,725
Huajun Holdings Ltd. (Hong Kong)*	136,000	9,855
Huhtamaki OYJ (Finland)	3,030	141,133
Jin Bao Bao Holdings Ltd. (China)*	200,000	4,275
Klabin SA (Brazil), UTS	17,100	89,597
Mayr Melnhof Karton AG (Austria)	769	84,615

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Mpact Ltd. (South Africa)	12,828	$30,997
Nampak Ltd. (South Africa)	49,873	70,758
Orora Ltd. (Australia)	24,924	60,448
Packaging Corp. of America	1,870	151,956
Polyplex Thailand PCL (Thailand)*	58,000	20,924
Rengo Co. Ltd. (Japan)	35,000	214,919
Sealed Air Corp.	1,706	78,169
Sheen Tai Holdings Group Co. Ltd. (China)	112,000	11,611
Silgan Holdings, Inc.	1,608	81,349
Smurfit Kappa Group PLC (Ireland)	6,095	136,240
Sonoco Products Co.	3,038	160,498
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	26,000	40,594
Vitro SAB de CV (Mexico) (Class A Stock)	3,300	10,635
Youyuan International Holdings Ltd. (China)*	100,000	25,049

		2,666,706

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	15,500	288,491
China Animation Characters Co. Ltd. (Hong Kong)	17,000	8,596
China Best Group Holding Ltd. (Hong Kong)*	220,000	5,803
D’ieteren SA (Belgium)	4,136	192,892
Doshisha Co. Ltd. (Japan)	7,000	147,005
Genuine Parts Co.	2,352	236,258
Inchcape PLC (United Kingdom)	28,676	244,685
Inter Cars SA (Poland)	399	30,007
Paltac Corp. (Japan)	8,600	201,525
Pool Corp.	857	81,004
Test Rite International Co. Ltd. (Taiwan)	15,000	9,225
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)*	96,000	98,984

		1,544,475

Diversified Consumer Services — 0.1%
Advtech Ltd. (South Africa)	4,369	5,270
Apollo Education Group, Inc.*	5,783	45,975
Benesse Holdings, Inc. (Japan)	2,200	56,191
China Distance Education Holdings Ltd. (China), ADR	900	11,628
China Maple Leaf Educational Systems Ltd. (China)	28,000	25,985
Curro Holdings Ltd. (South Africa)*	2,831	9,130
DeVry Education Group, Inc.(a)	2,834	65,352
Estacio Participacoes SA (Brazil)	10,600	58,343
Fu Shou Yuan International Group Ltd. (China)	46,000	26,607
GAEC Educacao SA (Brazil)	1,900	7,379
Graham Holdings Co. (Class B Stock)	113	54,395
Grand Canyon Education, Inc.*	1,557	62,887
H&R Block, Inc.	4,726	109,407
Houghton Mifflin Harcourt Co.*	4,247	56,952
InvoCare Ltd. (Australia)	6,612	70,705
Kroton Educacional SA (Brazil)	46,316	212,201
Lung Yen Life Service Corp. (Taiwan)	10,000	17,389
Navitas Ltd. (Australia)	9,258	37,140
New Oriental Education & Technology Group, Inc. (China), ADR*	6,100	282,796
Regis Corp.*	2,702	33,910
Ser Educacional SA (Brazil), 144A	2,400	12,900

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
Service Corp. International	4,527	$120,147
ServiceMaster Global Holdings, Inc.*	1,787	60,186
TAL Education Group (China), ADR*	2,700	191,268
Tarena International, Inc. (China), ADR	2,400	34,752
Virscend Education Co. Ltd. (China), 144A*	28,000	15,143

		1,684,038

Diversified Financial Services — 0.4%
African Bank Investments Ltd. (South Africa)*^	34,595	—
Alexander Forbes Group Holdings Ltd. (South Africa)	40,914	19,206
Ayala Corp. (Philippines)	10,420	184,618
Banque Nationale de Belgique (Belgium)	29	91,410
Berkshire Hathaway, Inc. (Class B Stock)*	47,130	6,808,871
China Assurance Finance Group Ltd. (China)*	64,000	9,461
China Development Bank Financial Leasing Co. Ltd. (China), 144A*	42,000	10,397
Corp. Financiera Alba SA (Spain)	3,105	130,656
Corporacion Financiera Colombiana (Colombia), (BVC)	2,480	32,564
Far East Horizon Ltd. (China)	265,000	252,093
First Pacific Co. Ltd. (Hong Kong)	210,000	150,001
Grupo de Inversiones Suramericana SA (Colombia)	25,025	326,509
GT Capital Holdings, Inc. (Philippines)	3,290	98,059
Gulf General Investment Co. (United Arab Emirates)*	1,461,394	208,997
Haci Omer Sabanci Holding A/S (Turkey)	84,077	260,107
Inversiones La Construccion SA (Chile)	3,405	39,138
Investor AB (Sweden) (Class A Stock)	3,768	135,214
Investor AB (Sweden) (Class B Stock)	23,778	869,435
Japan Securities Finance Co. Ltd. (Japan)	8,700	37,663
L E Lundbergforetagen AB (Sweden) (Class B Stock)	4,600	302,299
Metro Pacific Investments Corp. (Philippines)	710,100	104,073
Plus500 Ltd. (Israel)	31,010	265,992
PSG Group Ltd. (South Africa)	1,590	23,282
Qatar Industrial Manufacturing Co. QSC (Qatar)	865	9,979
Remgro Ltd. (South Africa)	18,760	313,927
Salam International Investment Ltd. QSC (Qatar)	9,783	29,885
Sofina SA (Belgium)	2,428	346,878

		11,060,714

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	116,111	4,715,268
Axtel SAB de CV (Mexico), UTS*	16,800	3,882
BCE, Inc. (Canada)	3,925	181,269
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	49,840	94,037
BT Group PLC (United Kingdom)	136,180	685,161
CenturyLink, Inc.(a)	16,489	452,293
China Communications Services Corp. Ltd. (China) (Class H Stock)	530,000	332,667
China Telecom Corp. Ltd. (China) (Class H Stock)	3,040,000	1,550,900
China Unicom Hong Kong Ltd. (China)	796,000	969,835

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Chunghwa Telecom Co. Ltd. (Taiwan)	215,000	$758,249
CITIC Telecom International Holdings Ltd. (China)	345,000	129,101
Consolidated Communications Holdings, Inc.	1,789	45,154
Deutsche Telekom AG (Germany)	59,791	1,004,525
Elisa OYJ (Finland)	2,476	91,249
Empresa de Telecomunicaciones de Bogota (Colombia)*	18,570	3,774
Frontier Communications Corp.(a)	18,324	76,228
HKT Trust & HKT Ltd. (Hong Kong)	88,000	123,747
Iliad SA (France)	486	102,030
Inmarsat PLC (United Kingdom)	9,989	91,062
Koninklijke KPN NV (Netherlands)	77,865	258,337
KT Corp. (South Korea)	9,029	261,984
Link Net Tbk PT (Indonesia)	36,700	12,271
Magyar Telekom Telecommunications PLC (Hungary)	45,482	74,698
Manitoba Telecom Services, Inc. (Canada)	2,500	71,840
Netia SA (Poland)	31,947	40,737
Nippon Telegraph & Telephone Corp. (Japan)	39,200	1,792,851
O2 Czech Republic A/S (Czech Republic)	3,398	32,974
Ooredoo QSC (Qatar)	7,890	208,009
Orange Polska SA (Poland)	84,319	132,243
Orange SA (France)	76,205	1,193,952
Proximus SADP (Belgium)	5,490	164,240
Rostelecom PJSC (Russia)	72,370	90,892
Singapore Telecommunications Ltd. (Singapore)	161,400	472,078
Spark New Zealand Ltd. (New Zealand)	34,407	90,522
Swisscom AG (Switzerland)	281	133,663
TDC A/S (Denmark)*	49,894	293,845
Telecom Italia SpA (Italy)*	351,821	292,330
Telecom Italia SpA-RSP (Italy)*	203,676	138,265
Telefonica Brasil SA (Brazil), ADR	20,500	296,635
Telefonica Deutschland Holding AG (Germany)	24,348	98,170
Telefonica SA (Spain)	84,217	851,695
Telekom Malaysia Bhd (Malaysia)	51,100	83,869
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,079,400	359,427
Telenor ASA (Norway)	11,602	199,507
Telia Co. AB (Sweden)	79,659	356,799
Telkom SA SOC Ltd. (South Africa)	23,007	101,440
Telstra Corp. Ltd. (Australia)	65,256	260,184
TELUS Corp. (Canada)	4,100	135,300
Thaicom PCL (Thailand)	57,800	34,530
Turk Telekomunikasyon A/S (Turkey)	25,395	47,989
Verizon Communications, Inc.	29,975	1,558,101

		21,549,808

Electric Utilities — 0.8%
ALLETE, Inc.	3,083	183,808
Alliant Energy Corp.	4,022	154,083
Alupar Investimento SA (Brazil), UTS	3,143	15,473
American Electric Power Co., Inc.	7,535	483,822
Avangrid, Inc.	2,358	98,517
Celsia SA ESP (Colombia)	23,064	31,596
Centrais Eletricas Brasileiras SA (Brazil)*	12,700	75,056
CEZ A/S (Czech Republic)	22,603	403,797

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	$137,999
Chubu Electric Power Co., Inc. (Japan)	34,200	497,626
Chugoku Electric Power Co., Inc. (The) (Japan)	20,100	252,744
Cia Energetica de Minas Gerais (Brazil)	2,100	5,540
Cia Paranaense de Energia (Brazil)	1,700	11,014
CLP Holdings Ltd. (Hong Kong)	43,500	450,532
Contact Energy Ltd. (New Zealand)	35,197	129,185
CPFL Energia SA (Brazil)	10,353	77,039
Duke Energy Corp.	15,841	1,267,914
Edison International	6,400	462,400
EDP - Energias de Portugal SA (Portugal)	88,598	297,337
EDP - Energias do Brasil SA (Brazil)	8,700	38,415
El Paso Electric Co.	2,026	94,756
Elia System Operator SA (Belgium)	2,636	134,721
Emera, Inc. (Canada)	3,800	137,031
Empire District Electric Co. (The)	3,809	130,039
Endesa SA (Spain)	9,745	208,931
Enea SA (Poland)*	48,575	108,193
Enel SpA (Italy)	276,194	1,230,926
Energa SA (Poland)	43,904	86,188
Engie Energia Chile SA (Chile)	34,959	55,041
Entergy Corp.	5,028	385,798
Equatorial Energia SA (Brazil)	3,000	47,018
Eversource Energy	6,901	373,896
EVN AG (Austria)	5,896	69,904
Exelon Corp.	27,904	928,924
Federal Grid Co. Unified Energy System PJSC (Russia)*	39,260,000	111,655
First Philippine Holdings Corp. (Philippines)	28,030	42,123
FirstEnergy Corp.	15,558	514,659
Fortis, Inc. (Canada)(a)	6,200	199,381
Fortum OYJ (Finland)	14,948	241,560
Great Plains Energy, Inc.	9,076	247,684
Hawaiian Electric Industries, Inc.	5,075	151,489
Hokkaido Electric Power Co., Inc. (Japan)	14,100	120,370
Hokuriku Electric Power Co. (Japan)	9,700	118,204
Iberdrola SA (Spain)	196,743	1,337,742
IDACORP, Inc.	2,371	185,602
Infratil Ltd. (New Zealand)	65,548	154,724
Inter RAO UES PJSC (Russia)*	3,011,000	153,050
Interconexion Electrica SA ESP (Colombia)	14,849	50,212
ITC Holdings Corp.	3,626	168,536
Kansai Electric Power Co., Inc. (The) (Japan)*	29,900	272,012
Korea District Heating Corp. (South Korea)	772	46,035
Korea Electric Power Corp. (South Korea)	18,670	914,573
Kyushu Electric Power Co., Inc. (Japan)	25,200	236,533
Light SA (Brazil)	2,600	12,608
Manila Electric Co. (Philippines)	8,320	53,290
Mosenergo PJSC (Russia)	1,203,000	32,951
NextEra Energy, Inc.	6,646	812,939
OGE Energy Corp.	5,008	158,353
Okinawa Electric Power Co., Inc. (The) (Japan)	5,925	133,604
PG&E Corp.	8,817	539,336
PGE Polska Grupa Energetyczna SA (Poland)	122,567	325,625
Pinnacle West Capital Corp.	2,629	199,778
PNM Resources, Inc.	2,649	86,675

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Portland General Electric Co.	2,544	$108,349
Power Assets Holdings Ltd. (Hong Kong)	33,500	327,820
PPL Corp.	12,482	431,503
Red Electrica Corp. SA (Spain)	6,712	144,822
ROSSETI PJSC (Russia)*	6,053,000	89,986
RusHydro PJSC (Russia)*	16,111,000	198,952
Shikoku Electric Power Co., Inc. (Japan)	10,400	102,846
Southern Co. (The)	14,020	719,226
SSE PLC (United Kingdom)	16,938	343,936
Tauron Polska Energia SA (Poland)*	266,082	181,054
Tenaga Nasional Bhd (Malaysia)	166,700	576,608
Terna Rete Elettrica Nazionale SpA (Italy)	12,941	66,705
Tohoku Electric Power Co., Inc. (Japan)	20,200	263,427
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	72,100	312,331
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,200	27,004
TrustPower Ltd. (New Zealand)	18,672	104,801
Verbund AG (Austria)(a)	9,180	153,111
Westar Energy, Inc.	2,848	161,624
Xcel Energy, Inc.	10,146	417,406

		21,418,077

Electrical Equipment — 0.1%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	6,212
AMETEK, Inc.	3,561	170,145
Babcock & Wilcox Enterprises, Inc.*	3,799	62,683
Boer Power Holdings Ltd. (China)	49,000	22,409
Chicony Power Technology Co. Ltd. (Taiwan)	12,060	16,552
China Electric Manufacturing Corp. (Taiwan)*	97,000	24,805
China Oil Gangran Energy Group Holdings Ltd. (Hong Kong)*	400,000	5,415
Chiyoda Integre Co. Ltd. (Japan)*	2,200	44,784
Emerson Electric Co.	11,973	652,648
Endo Lighting Corp. (Japan)	2,700	21,493
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	17,300	14,418
FSP Technology, Inc. (Taiwan)	28,400	22,225
Fujikura Ltd. (Japan)	20,000	109,232
Futaba Corp. (Japan)	4,600	75,074
Gamesa Corp. Tecnologica SA (Spain)	7,214	172,847
Gunkul Engineering PCL (Thailand)	116,800	15,708
Hangzhou Steam Turbine Co. Ltd. (China)*	66,100	84,516
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	2,000	9,603
Legrand SA (France)	5,008	295,219
Longwell Co. (Taiwan)	11,000	10,492
Nexans SA (France)*	9,294	533,211
Nidec Corp. (Japan)	5,400	499,139
Nitto Kogyo Corp. (Japan)	3,300	43,320
OSRAM Licht AG (Germany)	3,003	176,416
Prysmian SpA (Italy)	5,224	136,794
Sino-American Electronic Co. Ltd. (Taiwan)	1,080	2,521
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	32,800	115,751
Tech Pro Technology Development Ltd. (Hong Kong)*	505,600	11,615

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Teco Electric and Machinery Co. Ltd.
(Taiwan)	161,000	$139,275
Thermon Group Holdings, Inc.*	2,956	58,381
TKH Group NV (Netherlands), CVA	8,023	313,221
Ushio, Inc. (Japan)	8,200	94,476
Voltronic Power Technology Corp. (Taiwan)	1,102	17,248
Well Shin Technology Co. Ltd. (Taiwan)	7,000	10,837
Welling Holding Ltd. (China)	130,000	27,680
Zippy Technology Corp. (Taiwan)	4,000	4,708

		4,021,073

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	23,500	237,445
Amano Corp. (Japan)	4,800	76,733
Amphenol Corp. (Class A Stock)	1,180	76,606
Anritsu Corp. (Japan)	19,800	113,248
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)	10,000	12,294
Asia Optical Co., Inc. (Taiwan)*	42,000	40,902
AVY Precision Technology, Inc. (Taiwan)	6,000	10,585
Azbil Corp. (Japan)	4,400	132,971
Barco NV (Belgium)	1,081	84,895
Benchmark Electronics, Inc.*	3,595	89,695
Canon Electronics, Inc. (Japan)	4,700	74,653
CDW Corp.	3,966	181,365
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	16,725
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	52,000	65,038
Chimei Materials Technology Corp. (Taiwan)	80,000	34,992
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	312,000	235,379
Chin-Poon Industrial Co. Ltd. (Taiwan)	25,000	55,890
Chroma ATE, Inc. (Taiwan)	19,000	51,208
Citizen Holdings Co. Ltd. (Japan)	45,000	235,680
Compeq Manufacturing Co. Ltd. (Taiwan)	153,000	78,540
Coxon Precise Industrial Co. Ltd. (Taiwan)	23,000	25,626
CyberPower Systems, Inc. (Taiwan)	3,000	10,850
Daiwabo Holdings Co. Ltd. (Japan)	45,000	106,361
DataTec Ltd. (South Africa)	13,627	48,163
Delta Electronics Thailand PCL (Thailand)	32,600	74,561
Delta Electronics, Inc. (Taiwan)	76,995	412,433
Dolby Laboratories, Inc. (Class A Stock)	2,470	134,096
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	8,800	8,009
Dynapack International Technology Corp. (Taiwan)	16,000	21,540
Electrocomponents PLC (United Kingdom)	2,881	12,685
Elite Material Co. Ltd. (Taiwan)	15,000	41,088
Everspring Industry Co. Ltd. (Taiwan)	6,000	3,474
FLIR Systems, Inc.	3,330	104,629
Flytech Technology Co. Ltd. (Taiwan)	6,000	20,809
GeoVision, Inc. (Taiwan)	4,110	6,475
Halma PLC (United Kingdom)	18,210	247,233
Hamamatsu Photonics KK (Japan)	6,200	190,746
Hana Microelectronics PCL (Thailand)	67,600	61,942
HannsTouch Solution, Inc. (Taiwan)*	122,000	30,672
Hexagon AB (Sweden) (Class B Stock)	6,478	282,905
Hirose Electric Co. Ltd. (Japan)	1,235	162,381
Hollysys Automation Technologies Ltd. (China)*	3,700	82,029
Holy Stone Enterprise Co. Ltd. (Taiwan)	27,000	27,466

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,513,297	$3,829,645
Hosiden Corp. (Japan)	18,500	134,146
II-VI, Inc.*	2,599	63,234
Inari Amertron Bhd (Malaysia)	14,100	11,322
INESA Intelligent Tech, Inc. (China) (Class B Stock)	18,800	15,886
Ingenico Group SA (France)	1,717	150,125
Ingram Micro, Inc. (Class A Stock)	4,936	176,018
ITEQ Corp. (Taiwan)	19,000	19,075
Itron, Inc.*	1,239	69,087
Jaymart PCL (Thailand)	22,300	7,723
Jenoptik AG (Germany)	13,820	252,864
Ju Teng International Holdings Ltd. (Hong Kong)	178,000	53,235
Kaga Electronics Co. Ltd. (Japan)	2,900	35,868
Kapsch TrafficCom AG (Austria)	1,779	79,408
KCE Electronics PCL (Thailand)	15,600	47,723
Keyence Corp. (Japan)	800	586,152
Keysight Technologies, Inc.*	5,090	161,302
Kingboard Chemical Holdings Ltd. (Hong Kong)	124,000	377,351
Kingboard Laminates Holdings Ltd. (Hong Kong)	70,000	64,240
Kingpak Technology, Inc. (Taiwan)	1,000	5,357
Kyocera Corp. (Japan)	19,500	937,039
Lelon Electronics Corp. (Taiwan)	8,250	10,853
LG Display Co. Ltd. (South Korea)	16,043	410,141
Lotes Co. Ltd. (Taiwan)	8,000	21,426
Lumax International Corp. Ltd. (Taiwan)	9,000	13,825
LuxNet Corp. (Taiwan)	2,000	2,192
Macnica Fuji Electronics Holdings, Inc. (Japan)	6,100	69,872
Marketech International Corp. (Taiwan)	11,000	9,596
Maruwa Co. Ltd. (Japan)	7,400	279,671
MIN AIK Technology Co. Ltd. (Taiwan)	16,000	20,113
National Instruments Corp.	2,186	62,082
OSI Systems, Inc.*	506	33,082
Pinnacle Holdings Ltd. (South Africa)*	33,354	40,454
Plexus Corp.*	1,526	71,386
Polytronics Technology Corp. (Taiwan)	6,000	11,891
Posiflex Technology, Inc. (Taiwan)	2,049	12,566
Promate Electronic Co. Ltd. (Taiwan)	13,000	13,308
Ryosan Co. Ltd. (Japan)	5,700	173,310
Ryoyo Electro Corp. (Japan)	200	2,447
Samsung SDI Co. Ltd. (South Korea)	3,411	299,610
Sanshin Electronics Co. Ltd. (Japan)	6,100	52,797
Scientech Corp. (Taiwan)	2,000	4,043
Shimadzu Corp. (Japan)	11,000	167,877
Sigmagold Inti Perkasa Tbk PT (Indonesia)*	156,500	3,238
Simplo Technology Co. Ltd. (Taiwan)	25,000	82,570
Sinbon Electronics Co. Ltd. (Taiwan)	9,390	21,686
Sirtec International Co. Ltd. (Taiwan)	19,000	23,462
SMK Corp. (Japan)	10,000	33,241
Sunny Optical Technology Group Co. Ltd. (China)	15,000	74,530
Supreme Electronics Co. Ltd. (Taiwan)	16,000	9,746
SVI PCL (Thailand)	180,800	24,340
SYNNEX Corp.	856	97,678
Synnex Technology International Corp. (Taiwan)	132,750	147,321

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Taiflex Scientific Co. Ltd. (Taiwan)	17,340	$17,970
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	10,000	17,544
Taiwan PCB Techvest Co. Ltd. (Taiwan)	49,000	52,727
Test Research, Inc. (Taiwan)	20,000	26,202
Thinking Electronic Industrial Co. Ltd. (Taiwan)*	8,000	16,424
Tong Hsing Electronic Industries Ltd. (Taiwan)	9,000	34,167
Toyo Corp. (Japan)	2,800	28,212
Tripod Technology Corp. (Taiwan)	54,000	120,506
Truly International Holdings Ltd. (Hong Kong)	298,000	121,860
TXC Corp. (Taiwan)	29,000	40,051
Venture Corp. Ltd. (Singapore)	76,600	507,089
Vivotek, Inc. (Taiwan)	2,070	5,429
VS Industry Bhd (Malaysia)	50,900	17,015
Wah Lee Industrial Corp. (Taiwan)	21,000	30,483
Wintek Corp. (Taiwan)*^	71,000	—
WPG Holdings Ltd. (Taiwan)	135,000	160,167
WT Microelectronics Co. Ltd. (Taiwan)	44,484	61,169
XAC Automation Corp. (Taiwan)	2,000	3,018
Yageo Corp. (Taiwan)*	45,643	95,028
Zenitron Corp. (Taiwan)	37,000	20,023

		14,773,255

Energy Equipment & Services — 0.1%
Amec Foster Wheeler PLC (United Kingdom)	9,598	71,197
Anton Oilfield Services Group (China)*	90,000	8,442
Boustead Singapore Ltd. (Singapore)	52,900	31,421
John Wood Group PLC (United Kingdom)	42,625	419,573
Mullen Group Ltd. (Canada)	2,900	36,384
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	656	43,474
SEACOR Holdings, Inc.*(a)	1,164	69,246
ShawCor Ltd. (Canada)	2,400	59,216
Subsea 7 SA (United Kingdom)*	53,507	577,387
Tecnicas Reunidas SA (Spain)	1,723	67,223
Tenaris SA (Luxembourg)	13,484	192,057
TMK PJSC (Russia), GDR, RegS	5,091	19,497
Yinson Holdings Bhd (Malaysia)	37,400	29,149

		1,624,266

Equity Real Estate Investment Trusts (REITs) — 2.7%
Acadia Realty Trust	4,917	178,192
Activia Properties, Inc. (Japan)	29	154,212
Advance Residence Investment Corp. (Japan)	47	132,990
Aedifica SA (Belgium)*	203	17,628
AEON REIT Investment Corp. (Japan)	55	71,678
Alexandria Real Estate Equities, Inc.(a)	4,655	506,324
Allied Properties Real Estate Investment Trust (Canada)	2,700	77,546
American Assets Trust, Inc.	1,073	46,547
American Campus Communities, Inc.	11,677	594,009
American Homes 4 Rent (Class A Stock)	16,322	353,208
American Tower Corp.	2,124	240,713
Apartment Investment & Management Co. (Class A Stock)	8,365	384,037
Apple Hospitality REIT, Inc.	11,979	221,731

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Argosy Property Ltd. (New Zealand)	70,951	$57,884
Arrowhead Properties Ltd. (South Africa)	42,599	26,854
Artis Real Estate Investment Trust (Canada)	13,900	131,483
Ascendas Real Estate Investment Trust (Singapore)	200,700	371,593
Asesor de Activos Prisma SAPI de CV (Mexico)*	31,500	19,202
Ashford Hospitality Prime, Inc.	1,406	19,825
Ashford Hospitality Trust, Inc.	4,263	25,109
AvalonBay Communities, Inc.	9,111	1,620,300
Axis Real Estate Investment Trust (Malaysia)	41,300	17,493
Befimmo SA (Belgium)	6,506	392,988
Beni Stabili SpA (Italy)*	136,708	81,622
Big Yellow Group PLC (United Kingdom)	11,854	119,580
Boardwalk Real Estate Investment Trust (Canada)(a)	4,200	165,669
Boston Properties, Inc.	8,899	1,212,845
Brandywine Realty Trust	9,059	141,502
British Land Co. PLC (The) (United Kingdom)	53,254	436,197
Brixmor Property Group, Inc.	13,119	364,577
BWP Trust (Australia)	77,279	190,632
Cambridge Industrial Trust (Singapore)	31,000	12,524
Camden Property Trust	6,085	509,558
Canadian Apartment Properties REIT (Canada)	6,400	149,372
Canadian Real Estate Investment Trust (Canada)	4,200	150,655
CapitaLand Commercial Trust (Singapore)	254,400	297,532
Capitaland Malaysia Mall Trust (Malaysia)	62,700	23,497
CapitaLand Mall Trust (Singapore)	245,100	390,488
Care Capital Properties, Inc.	9,065	258,353
CBL & Associates Properties, Inc.	8,209	99,657
Cedar Realty Trust, Inc.	3,891	28,015
Champion REIT (Hong Kong)	523,000	318,241
Charter Hall Group (Australia)	67,622	265,883
Charter Hall Retail REIT (Australia)	43,788	142,527
Chesapeake Lodging Trust	1,952	44,701
Cofinimmo SA (Belgium)	2,049	255,163
Colony Starwood Homes(a)	7,476	214,561
Columbia Property Trust, Inc.	14,488	324,386
Cominar Real Estate Investment Trust (Canada)	10,100	117,479
Concentradora Fibra Danhos SA de CV (Mexico)	59,400	107,222
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)*	33,600	22,267
Concentradora Hipotecaria SAPI de CV (Mexico)	16,900	23,481
Corporate Office Properties Trust	10,164	288,149
Corrections Corp. of America	3,233	44,842
Cousins Properties, Inc.(a)	11,293	117,899
CP Tower Growth Leasehold Property Fund (Thailand), UTS	29,700	13,137
Crown Castle International Corp.	1,927	181,543
CubeSmart	9,304	253,627
Daiwa House REIT Investment Corp. (Japan)	27	79,150
Daiwa Office Investment Corp. (Japan)	28	171,770
DCT Industrial Trust, Inc.	4,691	227,748

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
DDR Corp.	16,248	$283,203
Derwent London PLC (United Kingdom)	5,652	190,506
Dexus Property Group (Australia)	80,216	563,804
DiamondRock Hospitality Co.	11,040	100,464
Digital Realty Trust, Inc.	8,398	815,614
Douglas Emmett, Inc.(a)	7,576	277,509
Dream Office Real Estate Investment Trust (Canada)	7,600	98,016
Duke Realty Corp.(a)	18,162	496,367
DuPont Fabros Technology, Inc.	5,721	235,991
EastGroup Properties, Inc.	1,793	131,893
Education Realty Trust, Inc.	3,772	162,724
Emira Property Fund Ltd. (South Africa)	26,569	28,515
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	74,613	75,631
EPR Properties(a)	1,088	85,669
Equinix, Inc.	314	113,119
Equity Commonwealth*	9,956	300,870
Equity LifeStyle Properties, Inc.	6,196	478,207
Equity One, Inc.	5,046	154,458
Equity Residential(a)	25,855	1,663,252
Essex Property Trust, Inc.(a)	4,224	940,685
Eurocommercial Properties NV
(Netherlands), CVA	6,008	271,294
Extra Space Storage, Inc.	7,583	602,166
Federal Realty Investment Trust(a)	4,564	702,537
FelCor Lodging Trust, Inc.	7,068	45,447
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	21,800	17,888
Fibra Uno Administracion SA de CV (Mexico)	153,900	281,373
First Industrial Realty Trust, Inc.	6,148	173,497
First Potomac Realty Trust	2,943	26,928
Fonciere des Regions (France)	4,409	410,849
Forest City Realty Trust, Inc. (Class A Stock)	15,143	350,258
Fortune Real Estate Investment Trust (Hong Kong)	210,000	263,900
Four Corners Property Trust, Inc.	1,296	27,644
Franklin Street Properties Corp.	4,980	62,748
Frasers Commercial Trust (Singapore)	24,500	25,274
Frontier Real Estate Investment Corp. (Japan)	44	219,890
Fukuoka REIT Corp. (Japan)	37	69,236
GDI Property Group (Australia)	10,854	7,935
Gecina SA (France)	3,340	526,352
General Growth Properties, Inc.(a)	35,805	988,218
GEO Group, Inc. (The)	2,338	55,598
Global Net Lease, Inc.	7,904	64,497
Global One Real Estate Investment Corp. (Japan)	38	145,202
Goodman Group (Australia)	82,378	461,703
Goodman Property Trust (New Zealand)	75,295	71,625
Government Properties Income Trust(a)	5,813	131,490
GPT Group (The) (Australia)	147,915	575,990
Great Portland Estates PLC (United Kingdom)	17,598	144,313
Growthpoint Properties Ltd. (South Africa)	215,913	397,794
H&R Real Estate Investment Trust (Canada), UTS	13,900	237,644
Hammerson PLC (United Kingdom)	40,975	311,849

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Hankyu Reit, Inc. (Japan)	257	$349,220
Hansteen Holdings PLC (United Kingdom)	89,974	135,399
HCP, Inc.(a)	31,143	1,181,877
Healthcare Realty Trust, Inc.	11,212	381,881
Heiwa Real Estate REIT, Inc. (Japan)	406	333,479
Hersha Hospitality Trust	2,392	43,104
Highwoods Properties, Inc.	5,525	287,963
Hoshino Resorts REIT, Inc. (Japan)	4	50,266
Hospitality Properties Trust	8,154	242,337
Host Hotels & Resorts, Inc.(a)	38,932	606,171
Hudson Pacific Properties, Inc.	5,366	176,380
Hulic Reit, Inc. (Japan)	45	80,360
Hyprop Investments Ltd. (South Africa), UTS	19,234	169,674
ICADE (France)	1,503	117,277
Ichigo Office REIT Investment (Japan)	438	321,857
IGB Real Estate Investment Trust (Malaysia)	65,800	26,098
IMPACT Growth Real Estate Investment Trust (Thailand)	64,100	29,599
Industrial & Infrastructure Fund Investment Corp. (Japan)	11	56,019
Intervest Offices & Warehouses NV (Belgium)	6,166	169,898
Intu Properties PLC (United Kingdom)	44,614	171,045
Investa Office Fund (Australia)	93,968	329,796
Iron Mountain, Inc.	1,020	38,281
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	32,292	17,428
Japan Excellent, Inc. (Japan)	136	195,922
Japan Hotel REIT Investment Corp. (Japan) .	69	54,927
Japan Logistics Fund, Inc. (Japan)	37	83,752
Japan Prime Realty Investment Corp. (Japan)	70	316,040
Japan Real Estate Investment Corp. (Japan)	97	580,052
Japan Rental Housing Investments, Inc. (Japan)	206	172,818
Japan Retail Fund Investment Corp. (Japan)	205	505,606
Kenedix Office Investment Corp. (Japan)	126	774,627
Kenedix Residential Investment Corp. (Japan)	82	232,877
Kenedix Retail REIT Corp. (Japan)	24	56,897
Keppel REIT (Singapore)	114,800	93,912
Kilroy Realty Corp.(a)	6,540	453,549
Kimco Realty Corp.	22,014	637,305
Kite Realty Group Trust	4,245	117,671
Kiwi Property Group Ltd. (New Zealand)	77,954	85,139
KLCCP Stapled Group (Malaysia)	37,700	70,575
Klepierre (France)	10,817	496,535
Land Securities Group PLC (United Kingdom)	41,479	568,414
LaSalle Hotel Properties	5,864	139,974
Liberty Property Trust	12,185	491,665
Life Storage, Inc.	3,412	303,463
Link REIT (Hong Kong)	206,500	1,524,403
LondonMetric Property PLC (United Kingdom)	135,471	280,591
LTC Properties, Inc.(a)	2,148	111,675
Macerich Co. (The)	8,595	695,078

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mack-Cali Realty Corp.	8,918	$242,748
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	56,100	68,686
Mapletree Logistics Trust (Singapore)	94,700	74,523
MCUBS MidCity Investment Corp. (Japan)	28	86,745
Mercialys SA (France)	2,258	54,334
Mid-America Apartment Communities, Inc.(a)	5,775	542,792
Mirvac Group (Australia)	111,015	191,390
Monogram Residential Trust, Inc.	9,034	96,122
Mori Hills REIT Investment Corp. (Japan)	131	196,074
Mori Trust Sogo Reit, Inc. (Japan)	383	672,613
National Retail Properties, Inc.	2,562	130,278
National Storage Affiliates Trust	1,779	37,252
New York REIT, Inc.	8,571	78,425
Nippon Accommodations Fund, Inc. (Japan)	14	65,372
Nippon Building Fund, Inc. (Japan)	105	665,264
Nomura Real Estate Master Fund, Inc. (Japan)	61	101,739
NSI NV (Netherlands)	71,854	296,905
Octodec Investments Ltd. (South Africa)	15,967	26,094
Omega Healthcare Investors, Inc.	2,009	71,219
Orix JREIT, Inc. (Japan)	195	342,427
Outfront Media, Inc.	4,563	107,915
Paramount Group, Inc.	8,601	140,970
Parkway Properties, Inc.	4,255	72,378
Pavilion Real Estate Investment Trust (Malaysia)	53,600	22,972
Pebblebrook Hotel Trust	3,644	96,930
Pennsylvania Real Estate Investment Trust	3,806	87,652
Piedmont Office Realty Trust, Inc. (Class A Stock)	14,105	307,066
PLA Administradora Industrial S de RL de CV (Mexico)*	39,600	65,558
Post Properties, Inc.	4,755	314,448
Potlatch Corp.	2,906	113,014
Premier Investment Corp. (Japan)	156	206,769
Prologis Property Mexico SA de CV (Mexico)*	22,900	37,569
Prologis, Inc.	30,664	1,641,751
PS Business Parks, Inc.	1,046	118,794
Public Storage	8,617	1,922,797
Ramco-Gershenson Properties Trust	4,520	84,705
Rayonier, Inc.	3,143	83,415
Realty Income Corp.(a)	3,069	205,408
Rebosis Property Fund Ltd. (South Africa)	16,840	13,972
Redefine Properties Ltd. (South Africa)	237,499	198,163
Regency Centers Corp.	5,241	406,125
Reit 1 Ltd. (Israel)	39,729	122,569
Resilient REIT Ltd. (South Africa)	8,395	70,236
Retail Opportunity Investments Corp.	5,245	115,180
Retail Properties of America, Inc. (Class A Stock)	8,732	146,698
Rexford Industrial Realty, Inc.	10,668	244,191
RioCan Real Estate Investment Trust (Canada)	13,800	286,319
RLJ Lodging Trust	11,514	242,139
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa)	176,853	70,414
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	33,102

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care REIT, Inc.	3,092	$77,857
Saf Gayrimenkul Yatirim Ortakligi A/S (Turkey)	3,309	906
Scentre Group (Australia)	402,336	1,452,510
Segro PLC (United Kingdom)	38,457	225,937
Sekisui House SI Residential Investment Corp. (Japan)	266	303,317
Select Income REIT	7,421	199,625
Senior Housing Properties Trust	21,078	478,681
Seritage Growth Properties(a)	2,226	112,814
Shaftesbury PLC (United Kingdom)	15,462	194,219
Silver Bay Realty Trust Corp.	2,127	37,286
Simon Property Group, Inc.	16,819	3,481,701
SL Green Realty Corp.(a)	6,216	671,950
Smart Real Estate Investment Trust (Canada)	6,700	180,529
Starhill Global REIT (Singapore)	41,000	24,689
Stockland (Australia)	67,241	246,265
Sun Communities, Inc.	3,424	268,716
Sunstone Hotel Investors, Inc.	11,031	141,086
Suntec Real Estate Investment Trust (Singapore)	301,700	380,439
Sunway Real Estate Investment Trust (Malaysia)	74,500	31,175
Tanger Factory Outlet Centers, Inc.	7,854	305,992
Taubman Centers, Inc.	3,373	250,985
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	39,398
TICON Property Fund (Thailand), UTS	92,300	27,696
Tier REIT, Inc.	2,437	37,627
Tokyu REIT, Inc. (Japan)	120	161,259
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	8,968	14,465
Tritax Big Box REIT PLC (United Kingdom)	9,069	16,292
UDR, Inc.(a)	17,597	633,316
Unibail-Rodamco SE (France)	7,203	1,942,176
United Urban Investment Corp. (Japan)	223	405,622
Urban Edge Properties	9,239	259,985
Vastned Retail NV (Netherlands)	3,502	141,441
Ventas, Inc.(a)	20,901	1,476,238
VEREIT, Inc.	20,577	213,383
Vicinity Centres (Australia)	65,744	160,334
Vornado Realty Trust(a)	10,703	1,083,251
Vukile Property Fund Ltd. (South Africa)	32,206	43,845
Warehouses De Pauw CVA (Belgium)	5,092	506,191
Washington Prime Group, Inc.	15,284	189,216
Washington Real Estate Investment Trust	7,968	247,964
Weingarten Realty Investors	6,021	234,699
Welltower, Inc.	23,151	1,731,000
Wereldhave NV (Netherlands)	6,029	305,234
Westfield Corp. (Australia)	132,154	988,856
Workspace Group PLC (United Kingdom)	5,958	53,929
WP Carey, Inc.	2,457	158,550
Xenia Hotels & Resorts, Inc.	10,481	159,102
Yuexiu Real Estate Investment Trust (Hong Kong)	413,000	251,905

		74,903,983

Food & Staples Retailing — 0.8%
7-Eleven Malaysia Holdings Bhd (Malaysia) (Class B Stock)	26,900	11,703

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Aeon Co. Ltd. (Japan)	31,000	$458,660
Ain Holdings, Inc. (Japan)	800	54,466
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	7,900	382,851
Andersons, Inc. (The)	1,198	43,344
Arcs Co. Ltd. (Japan)	1,900	47,550
Axfood AB (Sweden)	3,271	57,746
Bid Corp. Ltd. (South Africa)	6,993	132,177
BIM Birlesik Magazalar A/S (Turkey)	3,091	51,561
Carrefour SA (France)	11,759	304,893
Casey’s General Stores, Inc.	1,167	140,215
Cawachi Ltd. (Japan)	6,100	147,800
Cencosud SA (Chile)	77,150	231,746
Clicks Group Ltd. (South Africa)	2,615	24,282
cocokara fine, Inc. (Japan)	4,800	184,935
Colruyt SA (Belgium)	999	55,480
Cosco Capital, Inc. (Philippines)	254,400	43,546
Cosmos Pharmaceutical Corp. (Japan)	200	42,941
Costco Wholesale Corp.	5,492	837,585
CP ALL PCL (Thailand)	94,800	168,260
CVS Health Corp.	27,693	2,464,400
Distribuidora Internacional de Alimentacion SA (Spain)	7,721	47,812
DIXY Group PJSC (Russia)*	6,110	33,565
E-MART, Inc. (South Korea)	1,741	249,804
Emperia Holding SA (Poland)*	122	2,263
Empire Co. Ltd. (Canada) (Class A Stock)	10,200	152,151
Eurocash SA (Poland)	2,536	28,205
FamilyMart UNY Holdings Co. Ltd. (Japan)	4,646	310,150
George Weston Ltd. (Canada)	1,800	150,152
Greggs PLC (United Kingdom)	22,653	297,669
Grupo Comercial Chedraui SA de CV (Mexico)	7,500	16,381
Heiwado Co. Ltd. (Japan)	9,200	179,680
ICA Gruppen AB (Sweden)	3,824	126,320
InRetail Peru Corp. (Peru), 144A*	2,143	39,217
J Sainsbury PLC (United Kingdom)	104,113	331,605
Jeronimo Martins SGPS SA (Portugal)	4,574	79,275
Kato Sangyo Co. Ltd. (Japan)	2,300	54,488
Kesko OYJ (Finland) (Class B Stock)	2,001	92,186
Koninklijke Ahold Delhaize NV (Netherlands)	28,026	638,322
Kroger Co. (The)	21,817	647,529
La Comer SAB de CV (Mexico)*	53,600	49,482
Lawson, Inc. (Japan)	1,500	118,496
Lenta Ltd. (Russia), GDR, RegS*	15,425	124,943
Loblaw Cos. Ltd. (Canada)	4,795	246,703
Magnit PJSC (Russia), GDR, RegS	12,500	412,203
Matahari Putra Prima Tbk PT (Indonesia)	64,500	8,769
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	10,400	537,372
Metro, Inc. (Canada)	5,800	190,408
Ministop Co. Ltd. (Japan)	8,500	146,787
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	45,484
Okuwa Co. Ltd. (Japan)	2,000	18,728
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	27,799
Pick’n Pay Stores Ltd. (South Africa)	6,496	32,575
President Chain Store Corp. (Taiwan)	15,000	119,473
Puregold Price Club, Inc. (Philippines)	47,800	41,912
Qol Co. Ltd. (Japan)	2,300	33,252
Raia Drogasil SA (Brazil)	2,000	41,117
Rite Aid Corp.*	10,350	79,592

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Robinsons Retail Holdings, Inc. (Philippines)	28,020	$43,467
Seven & i Holdings Co. Ltd. (Japan)	20,400	964,416
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)*	16,900	24,184
Shoprite Holdings Ltd. (South Africa)	9,095	127,081
Shufersal Ltd. (Israel)	91,301	352,135
Sligro Food Group NV (Netherlands)	2,702	100,207
SPAR Group Ltd. (The) (South Africa)	2,304	32,315
Sprouts Farmers Market, Inc.*	2,321	47,929
Sugi Holdings Co. Ltd. (Japan)	900	48,963
Sun Art Retail Group Ltd. (Hong Kong)	187,500	129,688
Sundrug Co. Ltd. (Japan)	500	41,970
Sysco Corp.	7,320	358,753
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	7,102
Taiwan TEA Corp. (Taiwan)	142,000	66,018
Tesco PLC (United Kingdom)*	179,365	424,815
Tsuruha Holdings, Inc. (Japan)	700	80,920
United Natural Foods, Inc.*	2,871	114,955
Valor Holdings Co. Ltd. (Japan)	3,300	93,076
Walgreens Boots Alliance, Inc.	18,114	1,460,351
Wal-Mart de Mexico SAB de CV (Mexico)	116,700	255,491
Wal-Mart Stores, Inc.	38,843	2,801,357
Wesfarmers Ltd. (Australia)	22,096	749,081
Whole Foods Market, Inc.(a)	7,504	212,738
WM Morrison Supermarkets PLC (United Kingdom)	109,789	310,004
Woolworths Ltd. (Australia)	24,548	439,502
X5 Retail Group NV (Russia), GDR, RegS*	5,981	172,971

		21,097,499

Food Products — 1.0%
AAK AB (Sweden)	1,305	96,421
AGV Products Corp. (Taiwan)*	80,185	20,157
Ajinomoto Co., Inc. (Japan)	11,600	258,639
Alicorp SAA (Peru)	27,834	60,308
Archer-Daniels-Midland Co.	21,644	912,727
Asian Citrus Holdings Ltd. (Hong Kong)*^	287,000	22,242
Associated British Foods PLC (United Kingdom)	4,790	161,397
Astral Foods Ltd. (South Africa)	1,520	13,059
Austevoll Seafood ASA (Norway)	30,061	253,375
AVI Ltd. (South Africa)	3,873	26,515
B&G Foods, Inc.	1,835	90,245
Bangkok Ranch PCL (Thailand)	52,200	10,395
Barry Callebaut AG (Switzerland)*	66	87,837
Biostime International Holdings Ltd. (China)*	12,500	32,709
BRF SA (Brazil)	12,800	218,755
Bumitama Agri Ltd. (Indonesia)	50,900	27,069
Bunge Ltd.	8,469	501,619
Calbee, Inc. (Japan)	2,300	87,143
Cal-Maine Foods, Inc.(a)	845	32,566
Campbell Soup Co.	2,840	155,348
Century Pacific Food, Inc. (Philippines)	17,850	5,966
Charoen Pokphand Enterprise (Taiwan)	15,480	18,678
Cherkizovo Group PJSC (Russia), GDR, RegS	2,668	22,011
China Finance Investment Holdings Ltd. (Hong Kong)*	380,000	8,747
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)	41,000	20,677

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
China Huishan Dairy Holdings Co. Ltd. (China)	214,000	$80,122
China Mengniu Dairy Co. Ltd. (China)	203,000	379,945
China Modern Dairy Holdings Ltd. (China)*	598,000	113,037
China Shengmu Organic Milk Ltd. (China), 144A*	401,000	103,251
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	136,518
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	16	92,531
CJ CheilJedang Corp. (South Korea)	436	144,292
Clover Industries Ltd. (South Africa)	1,008	1,445
ConAgra Foods, Inc.	6,625	312,104
Costa Group Holdings Ltd. (Australia)	18,513	42,556
CP Pokphand Co. Ltd. (Hong Kong)	510,000	66,000
Cranswick PLC (United Kingdom)	5,440	164,970
Daesang Corp. (South Korea)	2,986	80,329
Dairy Crest Group PLC (United Kingdom)	10,638	89,368
Dali Foods Group Co. Ltd. (China), 144A	133,000	70,410
Danone SA (France)	9,747	723,746
Dean Foods Co.(a)	1,536	25,190
Devro PLC (United Kingdom)	9,795	30,098
Dydo Drinco, Inc. (Japan)	1,400	77,809
Eagle High Plantations Tbk PT (Indonesia)*	650,800	9,442
Ebro Foods SA (Spain)	25,307	588,653
Flowers Foods, Inc.(a)	5,304	80,196
Fresh Del Monte Produce, Inc.	2,864	171,554
Fuji Oil Holdings, Inc. (Japan)	3,900	79,939
General Mills, Inc.	7,105	453,867
Genting Plantations Bhd (Malaysia)	16,800	44,731
GFPT PCL (Thailand)	62,800	26,642
GrainCorp Ltd. (Australia) (Class A Stock)	8,048	48,553
Great Wall Enterprise Co. Ltd. (Taiwan)	86,900	75,308
Greencore Group PLC (Ireland)	20,178	87,704
Gruma SAB de CV (Mexico) (Class B Stock)	5,630	73,862
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	27,600	73,022
Grupo Herdez SAB de CV (Mexico)	8,900	19,352
Grupo Industrial Maseca SAB de CV (Mexico) (Class B Stock)	1,600	1,824
Grupo Lala SAB de CV (Mexico)	18,400	35,111
Grupo Nutresa SA (Colombia)	9,819	86,293
Hain Celestial Group, Inc. (The)*	2,502	89,021
Hershey Co. (The)	1,816	173,610
Hokuto Corp. (Japan)	2,800	50,414
Hormel Foods Corp.	4,622	175,312
House Foods Group, Inc. (Japan)	8,500	194,826
Ichitan Group PCL (Thailand)*	45,700	13,717
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	31,007
Indofood Sukses Makmur Tbk PT (Indonesia)	179,000	119,713
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	9,600	40,118
Ingredion, Inc.	1,689	224,738
IOI Corp. Bhd (Malaysia)	86,500	93,205
J.M. Smucker Co. (The)	2,264	306,863
Japfa Ltd. (Singapore)	40,900	24,336
JBS SA (Brazil)	43,200	157,011
Kagome Co. Ltd. (Japan)	2,000	52,454

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Kellogg Co.	3,414	$264,483
Kerry Group PLC (Ireland) (Class A Stock)	4,221	351,557
Kewpie Corp. (Japan)	5,000	154,802
Key Coffee, Inc. (Japan)	8,800	164,662
Khon Kaen Sugar Industry PCL (Thailand)	245,612	28,637
Kikkoman Corp. (Japan)	2,000	64,054
Kraft Heinz Co. (The)	12,135	1,086,204
Kuala Lumpur Kepong Bhd (Malaysia)	18,800	109,180
La Doria SpA (Italy)	6,878	66,804
Leroy Seafood Group ASA (Norway)	2,155	109,088
Leyou Technologies Holdings Ltd. (China)*	200,000	37,330
Lien Hwa Industrial Corp. (Taiwan)	156,579	105,004
Lotte Confectionery Co. Ltd. (South Korea)	470	75,226
M Dias Branco SA (Brazil)	800	32,879
Marfrig Global Foods SA (Brazil)*	3,900	6,248
Marine Harvest ASA (Norway)*	9,599	172,188
Marudai Food Co. Ltd. (Japan)	11,000	53,629
McCormick & Co., Inc.	1,292	129,097
Megmilk Snow Brand Co. Ltd. (Japan)	3,400	124,318
MEIJI Holdings Co. Ltd. (Japan)	2,600	258,156
Mondelez International, Inc. (Class A Stock)	29,923	1,313,620
Namchow Chemical Industrial Co. Ltd. (Taiwan)	7,000	15,550
Nestle Malaysia Bhd (Malaysia)	600	11,446
Nestle SA (Switzerland)	62,695	4,950,653
NH Foods Ltd. (Japan)	9,000	217,417
Nichirei Corp. (Japan)	5,500	123,527
Nippon Flour Mills Co. Ltd. (Japan)	500	7,686
Nisshin Seifun Group, Inc. (Japan)	14,220	216,750
Nissin Foods Holdings Co. Ltd. (Japan)	1,900	115,481
NongShim Co. Ltd. (South Korea)	344	98,215
Oceana Group Ltd. (South Africa)	462	3,837
O’Key Group SA (Russia), GDR, RegS	5,600	9,716
Orion Corp. (South Korea)	120	90,437
Orkla ASA (Norway)	22,536	233,366
Parmalat SpA (Italy)	22,262	58,997
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	191,100	21,956
Pinnacle Foods, Inc.	2,473	124,070
Pioneer Foods Group Ltd. (South Africa)	2,757	34,791
Post Holdings, Inc.*	1,879	145,002
PPB Group Bhd (Malaysia)	54,000	211,540
PureCircle Ltd. (Malaysia)*	2,258	8,084
QL Resources Bhd (Malaysia)	20,900	22,414
RCL Foods Ltd. (South Africa)	15,159	16,092
Rock Field Co. Ltd. (Japan)	5,200	77,617
Ros Agro PLC (Russia), GDR, RegS	4,136	55,009
Salim Ivomas Pratama Tbk PT (Indonesia)	745,900	28,479
Salmar ASA (Norway)	18,486	565,159
Sanderson Farms, Inc.	698	67,238
Sao Martinho SA (Brazil)	1,600	28,589
Saputo, Inc. (Canada)	5,200	180,699
Sawit Sumbermas Sarana Tbk PT (Indonesia)	31,500	3,755
Select Harvests Ltd. (Australia)	3,184	13,899
Shandong Zhonglu Oceanic Fisheries Co. Ltd. (China)*	20,800	17,195
Shanghai Greencourt Investment Group Co. Ltd. (China)*	11,200	6,776
Shenguan Holdings Group Ltd. (China)	270,000	20,658
Showa Sangyo Co. Ltd. (Japan)	5,000	26,170

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
SLC Agricola SA (Brazil)	4,000	$17,293
Snyder’s-Lance, Inc.	2,593	87,073
Standard Foods Corp. (Taiwan)	15,087	38,769
Suedzucker AG (Germany)	5,490	152,681
Taisun Enterprise Co. Ltd. (Taiwan)*	25,000	12,822
Taiyen Biotech Co. Ltd. (Taiwan)	21,000	20,065
Tat Gida Sanayi A/S (Turkey)	1,859	3,641
Tate & Lyle PLC (United Kingdom)	14,263	138,447
Tehmag Foods Corp. (Taiwan)	2,000	12,272
Tenwow International Holdings Ltd. (China)	119,000	33,687
Thai Union Group PCL (Thailand) (Class F Stock)	72,400	44,715
Thai Vegetable Oil PCL (Thailand)	44,500	39,170
Tiga Pilar Sejahtera Food Tbk (Indonesia)*	83,300	12,472
Tiger Brands Ltd. (South Africa)	4,196	116,341
Tingyi Cayman Islands Holding Corp. (China)	142,000	165,200
Tongaat Hulett Ltd. (South Africa)	7,963	68,590
Toyo Suisan Kaisha Ltd. (Japan)	2,600	110,300
TreeHouse Foods, Inc.*	1,117	97,391
Ttet Union Corp. (Taiwan)	4,000	10,742
Tyson Foods, Inc. (Class A Stock)	9,347	697,940
Ulker Biskuvi Sanayi A/S (Turkey)	3,534	25,188
Uni-President China Holdings Ltd. (China)	132,000	94,045
Uni-President Enterprises Corp. (Taiwan)	258,708	486,762
United Plantations Bhd (Malaysia)	3,700	24,618
Universal Robina Corp. (Philippines)	26,730	98,372
Vilmorin & Cie SA (France)	656	43,130
Viscofan SA (Spain)	2,241	121,286
Want Want China Holdings Ltd. (China)	356,000	221,552
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	6,700	140,458
Wei Chuan Foods Corp. (Taiwan)*	27,000	15,353
WH Group Ltd. (Hong Kong), 144A	681,000	550,413
Wilmar International Ltd. (Singapore)	126,000	299,148
Yakult Honsha Co. Ltd. (Japan)	2,200	99,433
Yamazaki Baking Co. Ltd. (Japan)	5,700	140,157
Yashili International Holdings Ltd. (China)	99,000	22,110

		26,377,796

Gas Utilities — 0.1%
APA Group (Australia)	21,207	138,939
Ascopiave SpA (Italy)	59,219	178,935
Atmos Energy Corp.	1,601	119,226
China Gas Holdings Ltd. (Hong Kong)	106,000	168,653
China Oil & Gas Group Ltd. (Hong Kong)*	418,000	30,925
China Resources Gas Group Ltd. (China)	38,000	130,513
China Tian Lun Gas Holdings Ltd. (China)*	13,500	11,953
E1 Corp. (South Korea)	1,146	65,688
Empresa de Energia de Bogota SA (Colombia)	68,046	44,249
Enagas SA (Spain)	5,239	157,602
Gas Malaysia Bhd (Malaysia)	15,300	9,510
Gas Natural Chile SA (Chile)	5,735	28,779
Gas Natural SDG SA (Spain)	10,360	212,983
Hong Kong & China Gas Co. Ltd. (Hong Kong)	133,801	254,061
Infraestructura Energetica Nova SAB de CV (Mexico)	10,400	40,512
Korea Gas Corp. (South Korea)	3,968	160,182
National Fuel Gas Co.	1,819	98,353

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
New Jersey Resources Corp.	2,290	$75,249
Northwest Natural Gas Co.	1,611	96,837
ONE Gas, Inc.	1,249	77,238
Osaka Gas Co. Ltd. (Japan)	74,000	310,372
Petronas Gas Bhd (Malaysia)	10,900	57,680
Piedmont Natural Gas Co., Inc.	1,522	91,381
Rubis SCA (France)	1,817	166,654
Samchully Co. Ltd. (South Korea)	728	66,557
Shizuoka Gas Co. Ltd. (Japan)	7,900	62,435
Snam SpA (Italy)	26,672	147,893
Southwest Gas Corp.	1,408	98,363
Spire, Inc.	1,106	70,496
Toho Gas Co. Ltd. (Japan)	14,000	131,099
Tokyo Gas Co. Ltd. (Japan)	75,000	333,676
UGI Corp.	1,244	56,279

		3,693,272

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	18,433	779,532
ABIOMED, Inc.*	420	54,004
Advanced Medical Solutions Group PLC (United Kingdom)	19,872	58,668
Ansell Ltd. (Australia)	7,049	124,445
Apex Biotechnology Corp. (Taiwan)	1,000	1,386
Baxter International, Inc.	5,962	283,791
Becton, Dickinson and Co.	2,201	395,586
Bioteque Corp. (Taiwan)	2,000	10,154
Boston Scientific Corp.*	15,113	359,689
C.R. Bard, Inc.	888	199,161
Cochlear Ltd. (Australia)	814	88,232
Coloplast A/S (Denmark) (Class B Stock)	1,531	119,068
Cooper Cos., Inc. (The)	1,049	188,044
Danaher Corp.	10,235	802,322
DENTSPLY SIRONA, Inc.	3,112	184,946
DiaSorin SpA (Italy)	1,721	110,618
Edwards Lifesciences Corp.*	1,626	196,031
Elekta AB (Sweden) (Class B Stock)	7,565	73,245
Essilor International SA (France)	2,086	269,086
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	12,594	91,936
Fukuda Denshi Co. Ltd. (Japan)	600	38,014
Getinge AB (Sweden) (Class B Stock)	7,607	147,469
Ginko International Co. Ltd. (Taiwan)	3,000	29,876
GN Store Nord A/S (Denmark)	6,510	140,383
Haemonetics Corp.*	2,183	79,046
Hartalega Holdings Bhd (Malaysia)	32,900	36,933
Hill-Rom Holdings, Inc.	1,835	113,733
Hogy Medical Co. Ltd. (Japan)	900	63,104
Hologic, Inc.*	3,738	145,147
Hoya Corp. (Japan)	8,100	325,845
Intai Technology Corp. (Taiwan)	1,000	5,214
Integra LifeSciences Holdings Corp.*	718	59,271
Intuitive Surgical, Inc.*	354	256,590
Ion Beam Applications (Belgium)	5,240	266,658
Kossan Rubber Industries (Malaysia)	15,100	25,135
LivaNova PLC*	1,162	69,848
Masimo Corp.*	1,599	95,124
Medicalgorithmics SA (Poland)	13	919
Medtronic PLC	20,856	1,801,958
Microlife Corp. (Taiwan)	4,000	9,507
Microport Scientific Corp. (China)*	26,000	17,097

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Nihon Kohden Corp. (Japan)	2,800	$68,055
Nipro Corp. (Japan)	49,000	623,180
Olympus Corp. (Japan)	5,900	206,036
Pacific Hospital Supply Co. Ltd. (Taiwan)	2,000	6,399
Paramount Bed Holdings Co. Ltd. (Japan)	9,900	374,267
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*	4,000	8,835
PW Medtech Group Ltd. (China)*	83,000	25,243
ResMed, Inc.	2,273	147,268
SeaSpine Holdings Corp.*	239	2,416
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	388,000	261,752
Smith & Nephew PLC (United Kingdom)	14,073	226,973
Sonova Holding AG (Switzerland)	744	105,496
St. Jude Medical, Inc.	3,300	263,208
St. Shine Optical Co. Ltd. (Taiwan)	2,000	46,718
STERIS PLC	1,704	124,562
STRATEC Biomedical AG (Germany)	1,437	82,970
Stryker Corp.(a)	3,698	430,484
Supermax Corp. Bhd (Malaysia)	52,200	27,541
Sysmex Corp. (Japan)	2,400	178,064
TaiDoc Technology Corp. (Taiwan)	2,099	8,195
Teleflex, Inc.	639	107,384
Terumo Corp. (Japan)	6,300	242,333
Top Glove Corp. Bhd (Malaysia)	43,500	53,687
United Orthopedic Corp. (Taiwan)	2,000	4,785
Varian Medical Systems, Inc.*	1,693	168,504
West Pharmaceutical Services, Inc.	1,828	136,186
William Demant Holding A/S (Denmark)*	5,157	105,241
Zimmer Biomet Holdings, Inc.	3,637	472,883

		12,625,480

Health Care Providers & Services — 0.5%
Aetna, Inc.	6,791	784,021
Air Methods Corp.*	1,358	42,763
Alfresa Holdings Corp. (Japan)	11,000	232,918
AmerisourceBergen Corp.	1,403	113,334
Amsurg Corp.*(a)	1,376	92,261
Anthem, Inc.	7,887	988,320
Bangkok Chain Hospital PCL (Thailand)	48,000	16,762
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	114,900	72,289
Banmedica SA (Chile)	9,287	19,487
BML, Inc. (Japan)	5,400	142,114
Bumrungrad Hospital PCL (Thailand)	11,600	58,418
Cardinal Health, Inc.	5,093	395,726
Centene Corp.*	2,478	165,927
CHC Healthcare Group (Taiwan)	11,000	16,540
Chemed Corp.	435	61,365
China National Accord Medicines Corp. Ltd. (China)	2,500	16,579
China NT Pharma Group Co. Ltd. (Hong Kong)	51,000	12,694
Chularat Hospital PCL (Thailand) (Class F Stock)	159,100	12,030
Cigna Corp.	4,664	607,812
DaVita, Inc.*	3,436	227,017
Dimed SA Distribuidora da Medicamentos (Brazil)	100	14,759
Envision Healthcare Holdings, Inc.*	3,544	78,925
Excelsior Medical Co. Ltd. (Taiwan)	9,000	13,438

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Express Scripts Holding Co.*	14,404	$1,015,914
Fleury SA (Brazil)	1,000	11,971
Fresenius Medical Care AG & Co. KGaA (Germany)	4,399	384,853
Fresenius SE & Co. KGaA (Germany)	7,008	559,813
Golden Meditech Holdings Ltd. (Hong Kong)*	360,686	46,226
Harmonicare Medical Holdings Ltd. (China), 144A	20,000	12,059
HealthSouth Corp.	1,789	72,580
Henry Schein, Inc.*(a)	852	138,859
Huayi Tencent Entertainment Co. Ltd. (China)*	150,000	9,425
Humana, Inc.	2,319	410,208
IHH Healthcare Bhd (Malaysia)	104,000	159,288
iKang Healthcare Group, Inc. (China), ADR*	500	9,043
KPJ Healthcare Bhd (Malaysia)	5,450	5,576
Laboratory Corp. of America Holdings*	1,634	224,642
Life Healthcare Group Holdings Ltd. (South Africa)	10,013	27,701
LifePoint Health, Inc.*	1,657	98,144
Magellan Health, Inc.*	1,182	63,509
McKesson Corp.	3,822	637,319
Mediclinic International PLC (South Africa)	8,690	104,987
Medipal Holdings Corp. (Japan)	9,100	157,741
MEDNAX, Inc.*(a)	2,039	135,084
Miraca Holdings, Inc. (Japan)	1,800	89,754
Mitra Keluarga Karyasehat Tbk PT (Indonesia)	40,400	8,652
Molina Healthcare, Inc.*(a)	842	49,105
Netcare Ltd. (South Africa)	31,480	77,273
NichiiGakkan Co. Ltd. (Japan)	3,800	29,665
Odontoprev SA (Brazil)	2,200	8,787
Orpea (France)	2,167	192,065
Owens & Minor, Inc.	775	26,916
Patterson Cos., Inc.	1,432	65,786
Pharmaniaga Bhd (Malaysia)	2,500	3,368
Primary Health Care Ltd. (Australia)	31,194	94,998
Qualicorp SA (Brazil)	4,000	23,541
Quest Diagnostics, Inc.	2,192	185,509
Ramsay Health Care Ltd. (Australia)	1,561	94,985
Rhoen-Klinikum AG (Germany)	2,594	78,886
Ryman Healthcare Ltd. (New Zealand)	20,049	140,736
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Turkey)	1,749	1,655
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	45,800	124,385
Ship Healthcare Holdings, Inc. (Japan)	2,800	86,052
Sienna Sr. Living, Inc. (Canada)	5,800	74,978
Sigma Pharmaceuticals Ltd. (Australia)	111,276	121,032
Siloam International Hospitals Tbk PT (Indonesia)*	7,900	6,236
Sinopharm Group Co. Ltd. (China) (Class H Stock)	141,200	683,878
Sonic Healthcare Ltd. (Australia)	11,048	187,088
Suzuken Co. Ltd. (Japan)	6,150	203,076
Team Health Holdings, Inc.*(a)	1,328	43,240
Toho Holdings Co. Ltd. (Japan)	4,300	91,244
UnitedHealth Group, Inc.	13,783	1,929,620
Universal Health International Group Holding Ltd. (China)*	352,000	16,908

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	1,828	$225,246
Universal Medical Financial & Technical Advisory Services Co. Ltd. (Hong Kong), 144A	91,000	79,173
VCA, Inc.*	1,897	132,752
Vibhavadi Medical Center PCL (Thailand)	190,300	15,488
WellCare Health Plans, Inc.*	934	109,362

		13,771,880

Health Care Technology
AGFA-Gevaert NV (Belgium)*	64,659	203,798
Allscripts Healthcare Solutions, Inc.*	3,375	44,449
Cerner Corp.*	3,312	204,516
HMS Holdings Corp.*	1,936	42,921
IMS Health Holdings, Inc.*	2,992	93,769
Quality Systems, Inc.	803	9,090

		598,543

Hotels, Restaurants & Leisure — 0.4%
Accordia Golf Co. Ltd. (Japan)	5,100	52,029
Ajisen China Holdings Ltd. (Hong Kong)	74,000	34,007
Alsea SAB de CV (Mexico)	6,900	23,348
AmRest Holdings SE (Poland)*	476	29,882
Aramark	3,608	137,212
Aristocrat Leisure Ltd. (Australia)	10,263	124,869
Autogrill SpA (Italy)	11,695	99,124
Berjaya Sports Toto Bhd (Malaysia)	29,177	23,351
BJ’s Restaurants, Inc.*	851	30,253
Bloomin’ Brands, Inc.	3,745	64,564
Bob Evans Farms, Inc.	1,195	45,769
Carnival Corp.	15,398	751,730
Carnival PLC	6,825	332,985
Carnival PLC, ADR	9,792	480,591
Central Plaza Hotel PCL (Thailand)	24,200	27,238
Cheesecake Factory, Inc. (The)	1,295	64,828
China Lodging Group Ltd. (China), ADR	1,100	49,599
Chipotle Mexican Grill, Inc.*(a)	317	134,249
City Lodge Hotels Ltd. (South Africa)	187	2,116
Compass Group PLC (United Kingdom)	23,676	458,522
Cracker Barrel Old Country Store, Inc.(a)	426	56,326
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,500	11,176
Darden Restaurants, Inc.	2,068	126,810
Domino’s Pizza Group PLC (United Kingdom)	104,871	507,703
Doutor Nichires Holdings Co. Ltd. (Japan)	2,500	45,938
Dubai Parks & Resorts PJSC (United Arab Emirates)*	459,670	196,950
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	14,267
Erawan Group PCL (The) (Thailand)	97,900	12,827
Gourmet Master Co. Ltd. (Taiwan)	3,150	31,417
Greene King PLC (United Kingdom)	20,299	203,508
Haichang Ocean Park Holdings Ltd. (China), 144A*	98,000	20,209
HIS Co. Ltd. (Japan)	1,600	41,886
Holiday Entertainment Co. Ltd. (Taiwan)	3,000	4,707
Hoteles City Express SAB de CV (Mexico)*	17,100	16,051
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	8,400	12,550

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Imperial Pacific International Holdings Ltd. (Hong Kong)*	980,000	$17,523
International Game Technology PLC	5,949	145,037
International Meal Co. Alimentacao SA (Brazil)*	6,100	10,466
Interval Leisure Group, Inc.	4,116	70,672
J D Wetherspoon PLC (United Kingdom)	1,231	15,005
Jack in the Box, Inc.	1,179	113,113
Jollibee Foods Corp. (Philippines)	7,800	39,768
Kangwon Land, Inc. (South Korea)	3,070	109,701
Kappa Create Co. Ltd. (Japan)(a)	8,200	97,568
Kura Corp. (Japan)	1,200	58,443
Leofoo Development Co. Ltd. (Taiwan)	3,134	878
Magnum Bhd (Malaysia)	56,500	30,901
Marriott Vacations Worldwide Corp.(a)	1,456	106,754
Matsuya Foods Co. Ltd. (Japan)	6,300	196,059
McDonald’s Corp.	10,117	1,167,097
Melia Hotels International SA (Spain)	12,219	152,369
Minor International PCL (Thailand)	34,750	38,992
MK Restaurants Group PCL (Thailand)	19,000	28,514
NET Holding A/S (Turkey)*	7,086	7,364
Oriental Land Co. Ltd. (Japan)	2,300	140,065
OUE Ltd. (Singapore)	83,800	107,380
Panera Bread Co. (Class A Stock)*	334	65,036
Papa John’s International, Inc.	1,254	98,878
Plenus Co. Ltd. (Japan)	5,800	106,054
Rank Group PLC (United Kingdom)	21,437	57,020
Resorttrust, Inc. (Japan)	4,000	81,519
Round One Corp. (Japan)	4,100	27,807
Saizeriya Co. Ltd. (Japan)	2,300	52,346
Shanghai Jinjiang International Hotels
Development Co. Ltd. (China) (Class B Stock)	7,100	16,884
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	5,400	21,119
Shangri-La Asia Ltd. (Hong Kong)	150,000	164,867
Six Flags Entertainment Corp.	1,294	69,371
SkiStar AB (Sweden)	6,837	110,346
Sodexo SA (France)	2,695	321,030
Star Entertainment Group Ltd. (The) (Australia)	30,800	142,851
Starbucks Corp.	11,993	649,301
Sun International Ltd. (South Africa)	4,401	27,750
Tatts Group Ltd. (Australia)	41,052	115,380
Texas Roadhouse, Inc.	1,589	62,019
Tokyo Dome Corp. (Japan)	4,500	42,121
Travellers International Hotel Group, Inc. (Philippines)	58,000	3,942
Tsogo Sun Holdings Ltd. (South Africa)	22,806	51,981
Tuniu Corp. (China), ADR*	900	9,108
WATAMI Co. Ltd. (Japan)	5,300	58,309
Wendy’s Co. (The)	6,149	66,409
William Hill PLC (United Kingdom)	20,787	82,004
Wowprime Corp. (Taiwan)	2,030	7,822
Wyndham Worldwide Corp.	1,775	119,511
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	30,000	16,606
Yum! Brands, Inc.	1,906	173,084
Zeal Network SE (Germany)	3,998	141,426

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Zensho Holdings Co. Ltd. (Japan)	5,800	$103,753

		9,987,914

Household Durables — 0.2%
Ability Enterprise Co. Ltd. (Taiwan)	64,994	33,899
Amica SA (Poland)	207	11,532
AmTRAN Technology Co. Ltd. (Taiwan)	91,000	70,081
Arcelik A/S (Turkey)	11,663	82,082
Basso Industry Corp. (Taiwan)	3,600	11,480
Bellway PLC (United Kingdom)	3,301	101,228
Casio Computer Co. Ltd. (Japan)	7,900	110,608
Consorcio ARA SAB de CV (Mexico)	65,300	22,800
Corpovael SA de CV (Mexico)	7,000	5,163
Coway Co. Ltd. (South Korea)	1,038	90,166
Crest Nicholson Holdings PLC (United Kingdom)	19,576	114,467
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	13,800	43,282
De’ Longhi SpA (Italy)	11,364	275,239
Direcional Engenharia SA (Brazil)	6,900	12,412
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	45,767
Duni AB (Sweden)	6,060	92,234
Electrolux AB (Sweden) (Class B Stock)	6,272	157,094
Even Construtora e Incorporadora SA (Brazil)	11,600	13,732
Ez Tec Empreendimentos e Participacoes SA (Brazil)	4,202	19,743
Fabryki Mebli Forte SA (Poland)	695	13,630
Forbo Holding AG (Switzerland)*	96	129,149
Foster Electric Co. Ltd. (Japan)	4,000	73,508
Funai Electric Co. Ltd. (Japan)	8,900	73,048
Gafisa SA (Brazil)	24,100	18,600
Garmin Ltd.	2,667	128,309
GUD Holdings Ltd. (Australia)	10,585	85,676
Helbor Empreendimentos SA (Brazil)	11,700	7,483
Helen of Troy Ltd.*	1,174	101,164
Hisense Kelon Electrical Holdings Co. Ltd. (China) (Class H Stock)	21,000	19,539
Husqvarna AB (Sweden) (Class B Stock)	16,117	140,662
Kasen International Holdings Ltd. (China)*	186,000	35,544
Kinpo Electronics (Taiwan)	171,000	66,509
Konka Group Co. Ltd. (China) (Class B Stock)*	61,300	23,686
Leggett & Platt, Inc.	2,261	103,056
LG Electronics, Inc. (South Korea)	7,193	314,136
Metall Zug AG (Switzerland) (Class B Stock)	39	126,870
Misawa Homes Co. Ltd. (Japan)	5,800	44,227
MRV Engenharia e Participacoes SA (Brazil)	11,700	42,920
Nikon Corp. (Japan)	16,100	240,441
NVR, Inc.*	74	121,350
PanaHome Corp. (Japan)	7,000	55,734
Panasonic Corp. (Japan)	74,700	747,116
PIK Group PJSC (Russia)*	9,630	44,819
Rinnai Corp. (Japan)	1,200	111,713
Sampo Corp. (Taiwan)	58,000	32,612
Sangetsu Corp. (Japan)	8,000	155,208
SEB SA (France)	983	138,833
Sekisui Chemical Co. Ltd. (Japan)	18,000	258,879
Sekisui House Ltd. (Japan)	30,600	521,322

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Socovesa SA (Chile)	91,237	$29,135
Steinhoff International Holdings NV (Netherlands)	131,890	755,322
Sumitomo Forestry Co. Ltd. (Japan)	14,100	188,710
Taiwan Sakura Corp. (Taiwan)	11,000	11,633
Tamron Co. Ltd. (Japan)	6,900	111,772
Tatung Co. Ltd. (Taiwan)*	475,000	117,987
TCL Multimedia Technology Holdings Ltd. (China)*	46,000	22,747
Token Corp. (Japan)	540	40,235
TopBuild Corp.*	2,526	83,863
Tsann Kuen China Enterprise Co. Ltd. (China) (Class B Stock)	10,900	10,682
Vestel Elektronik Sanayi ve Ticaret A/S (Turkey)*	3,737	8,257
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)	19,100	68,334
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	15,440

		6,752,869

Household Products — 0.2%
Church & Dwight Co., Inc.	4,110	196,951
Clorox Co. (The)	984	123,177
Earth Chemical Co. Ltd. (Japan)	1,500	70,820
Henkel AG & Co. KGaA (Germany)	2,102	245,166
HRG Group, Inc.*	4,000	62,800
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	17,100	38,681
NVC Lighting Holdings Ltd. (China)	392,000	52,815
Pigeon Corp. (Japan)	2,100	63,607
Procter & Gamble Co. (The)	44,363	3,981,579
PZ Cussons PLC (United Kingdom)	13,379	63,122
Reckitt Benckiser Group PLC (United Kingdom)	7,496	705,706
Spectrum Brands Holdings, Inc.(a)	703	96,796
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	16,080	477,269
Unicharm Corp. (Japan)	4,800	124,548
Unilever Indonesia Tbk PT (Indonesia)	3,900	13,333
Vinda International Holdings Ltd. (Hong Kong)	16,000	31,640

		6,348,010

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	63,700	60,096
AES Corp.	15,057	193,482
AES Gener SA (Chile)	147,199	48,543
AES Tiete Energia SA (Brazil), UTS	3,400	17,010
Calpine Corp.*	6,507	82,248
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)*	509,000	50,207
China Resources Power Holdings Co. Ltd. (China)	226,000	392,887
CK Power PCL (Thailand)	173,800	16,452
Colbun SA (Chile)	603,136	120,228
Datang International Power Generation Co. Ltd. (China) (Class H Stock)	200,000	53,664
EDP Renovaveis SA (Spain)	10,208	81,909
Electric Power Development Co. Ltd. (Japan)	8,600	206,695
Electricity Generating PCL (Thailand)	22,600	129,469

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Empresa Nacional de Electricidad SA (Chile)	166,606	$110,466
Empresa Nacional de Electricidad SA (Chile), ADR(a)	1,068	21,189
Engie Brasil Energia SA (Brazil)	3,800	45,266
ERG SpA (Italy)	5,497	63,093
Global Power Synergy Co. Ltd. (Thailand) (Class F Stock)	31,200	32,866
Glow Energy PCL (Thailand)	31,400	72,270
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	89,320	40,138
Haitian Energy International Ltd. (China)*	272,000	12,325
Huadian Energy Co. Ltd. (China) (Class B Stock)*	81,800	41,718
Huaneng Power International, Inc. (China) (Class H Stock)	332,000	209,400
OGK-2 PJSC (Russia)	5,736,000	30,960
Phinma Energy Corp. (Philippines)	63,000	2,952
Ratchaburi Electricity Generating Holding PCL (Thailand)	45,800	67,081
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	2,500	3,113
SPCG PCL (Thailand)	36,100	21,149
Superblock PCL (Thailand)*	398,600	16,450
Taiwan Cogeneration Corp. (Taiwan)	24,000	17,781
Talen Energy Corp.*	6,080	84,208
Thai Solar Energy Pcl (Thailand) (Class F Stock)	48,000	6,760
Unipro PJSC (Russia)*	12,000	554

		2,352,629

Industrial Conglomerates — 0.7%
3M Co.	8,438	1,487,029
Aboitiz Equity Ventures, Inc. (Philippines)	77,550	121,441
Alarko Holding A/S (Turkey)	5,941	7,068
Allied Electronics Corp. Ltd. (South Africa) (Class N Stock)*	9,825	4,107
AntarChile SA (Chile)	12,083	116,691
Beijing Enterprises Holdings Ltd. (China)	55,000	280,679
Berjaya Corp. Bhd (Malaysia)	498,600	40,471
Berli Jucker PCL (Thailand), NVDR	25,600	32,951
Bidvest Group Ltd. (The) (South Africa)	10,041	118,394
Boustead Holdings Bhd (Malaysia)	63,180	33,028
Carlisle Cos., Inc.	1,827	187,395
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	240,000	28,665
CITIC Ltd. (China)	876,000	1,259,774
CJ Corp. (South Korea)	644	109,348
CK Hutchison Holdings Ltd. (Hong Kong)	108,500	1,386,874
DCC PLC (United Kingdom)	1,753	159,271
DMCI Holdings, Inc. (Philippines)	251,350	62,693
Dogan Sirketler Grubu Holding A/S (Turkey)*	51,464	13,721
Enka Insaat ve Sanayi A/S (Turkey)	58,504	85,573
Far Eastern New Century Corp. (Taiwan)	534,680	401,145
General Electric Co.	160,670	4,759,045
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	12,923
HAP Seng Consolidated Bhd (Malaysia)	12,800	23,832
Honeywell International, Inc.	11,344	1,322,597
Hong Leong Industries Bhd (Malaysia)	2,900	6,482

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Hopewell Holdings Ltd. (Hong Kong)	64,500	$236,427
Hosken Consolidated Investments Ltd. (South Africa)	2,966	27,630
Industries Qatar QSC (Qatar)	7,151	211,997
Jardine Matheson Holdings Ltd. (Hong Kong)	8,018	485,971
Jardine Strategic Holdings Ltd. (Hong Kong)	7,632	249,566
JG Summit Holdings, Inc. (Philippines)	116,240	178,968
KAP Industrial Holdings Ltd. (South Africa)	27,568	15,018
KOC Holding A/S (Turkey)	46,645	200,403
Kombassan Holdings A/S (Turkey)*	13,035	7,035
Koninklijke Philips NV (Netherlands)	24,887	736,399
LG Corp. (South Korea)	6,303	372,479
LT Group, Inc. (Philippines)	160,600	50,738
Mannai Corp. QSC (Qatar)	353	7,955
Nisshinbo Holdings, Inc. (Japan)	14,500	143,846
NWS Holdings Ltd. (Hong Kong)	120,000	201,097
Quinenco SA (Chile)	34,737	77,072
Reunert Ltd. (South Africa)	369	1,644
Roper Technologies, Inc.(a)	1,685	307,462
San Miguel Corp. (Philippines)	67,440	113,513
Seibu Holdings, Inc. (Japan)	7,200	118,859
Shanghai Industrial Holdings Ltd. (China)	68,000	196,842
Siemens AG (Germany)	21,312	2,499,065
Sigdo Koppers SA (Chile)	18,343	23,514
Sime Darby Bhd (Malaysia)	116,700	216,204
SK Holdings Co. Ltd. (South Korea)	1,561	302,084
SM Investments Corp. (Philippines)	17,060	237,584
Smiths Group PLC (United Kingdom)	8,875	168,468
Toshiba Corp. (Japan)*	202,000	673,347
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	42,776	45,332
Yazicilar Holding A/S (Turkey) (Class A Stock)	7,720	33,457

		20,201,173

Insurance — 1.0%
Admiral Group PLC (United Kingdom)	4,300	114,126
Aflac, Inc.	11,555	830,458
AIA Group Ltd. (Hong Kong)	256,200	1,722,879
Alleghany Corp.*	680	357,014
Allianz SE (Germany)	17,295	2,570,227
Allied World Assurance Co. Holdings AG	5,861	236,902
Allstate Corp. (The)	12,309	851,537
American Financial Group, Inc.	3,173	237,975
AmTrust Financial Services, Inc.	4,178	112,096
Aon PLC	3,880	436,461
Arch Capital Group Ltd. (Bermuda)*	4,024	318,942
Argo Group International Holdings Ltd.	1,731	97,663
Arthur J Gallagher & Co.	4,217	214,519
Aspen Insurance Holdings Ltd. (Bermuda)	4,139	192,836
Assicurazioni Generali SpA (Italy)	58,969	719,658
Assurant, Inc.	2,315	213,559
Axis Capital Holdings Ltd.	5,270	286,319
BB Seguridade Participacoes SA (Brazil)	12,300	113,463
Beazley PLC (United Kingdom)	128,407	643,183
Brown & Brown, Inc.	3,304	124,594
China Reinsurance Group Corp. (China) (Class H Stock)	1,408,000	335,854
Chubb Ltd.	9,086	1,141,656
Cincinnati Financial Corp.	2,804	211,478

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
CNinsure, Inc. (China), ADR*	6,300	$48,510
Dhipaya Insurance PCL (Thailand)	19,500	21,667
Dongbu Insurance Co. Ltd. (South Korea)	2,080	129,314
Endurance Specialty Holdings Ltd.	2,698	176,584
Euler Hermes Group (France)	1,656	140,795
Everest Re Group Ltd.	1,625	308,701
Fairfax Financial Holdings Ltd. (Canada)	600	351,562
First American Financial Corp.	3,211	126,128
FNF Group	7,891	291,257
FPC Par Corretora de Seguros SA (Brazil)	1,100	4,955
Gjensidige Forsikring ASA (Norway)	4,521	84,557
Great Eastern Holdings Ltd. (Singapore)	2,000	29,889
Great-West Lifeco, Inc. (Canada)	7,200	177,208
Grupo Catalana Occidente SA (Spain)	4,011	119,226
Hannover Rueck SE (Germany)	2,315	248,159
Hanover Insurance Group, Inc. (The)	2,969	223,922
Hanwha Life Insurance Co. Ltd. (South Korea)	40,232	210,970
Hiscox Ltd. (United Kingdom)	12,121	163,558
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	4,316	142,490
Insurance Australia Group Ltd. (Australia)	58,912	248,107
Intact Financial Corp. (Canada)	3,200	231,326
Japan Post Holdings Co. Ltd. (Japan)	34,400	432,450
KB Insurance Co. Ltd. (South Korea)	4,447	110,302
Kemper Corp.	2,112	83,044
Korean Reinsurance Co. (South Korea)	9,661	102,264
Lancashire Holdings Ltd. (United Kingdom)	12,114	105,132
Liberty Holdings Ltd. (South Africa)	5,446	46,269
Loews Corp.	14,077	579,269
Long Bon International Co. Ltd. (Taiwan)*	47,000	26,608
LPI Capital Bhd (Malaysia)	5,200	20,858
Markel Corp.*	316	293,491
Marsh & McLennan Cos., Inc.	5,315	357,434
Mercuries & Associates Holding Ltd. (Taiwan)	57,450	34,916
Mercuries Life Insurance Co. Ltd. (Taiwan)*	186,840	88,719
Mercury General Corp.	2,084	114,307
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	7,604	1,420,176
NN Group NV (Netherlands)	21,286	653,493
Old Republic International Corp.	7,075	124,662
Panin Financial Tbk PT (Indonesia)*	1,534,700	22,283
Porto Seguro SA (Brazil)	5,300	48,874
Poste Italiane SpA (Italy), 144A	19,533	134,016
Power Corp. of Canada (Canada)	15,100	319,851
Power Financial Corp. (Canada)	9,000	208,545
Powszechny Zaklad Ubezpieczen SA (Poland)	33,290	212,434
Primerica, Inc.(a)	2,483	131,673
ProAssurance Corp.	3,541	185,832
Progressive Corp. (The)	8,949	281,894
Qualitas Controladora SAB de CV (Mexico)	10,400	15,699
Rand Merchant Investment Holdings Ltd. (South Africa)	18,237	54,954
Reinsurance Group of America, Inc.	2,367	255,494
RenaissanceRe Holdings Ltd. (Bermuda)	1,399	168,104
RSA Insurance Group PLC (United Kingdom)	29,140	205,803
Sampo OYJ (Finland) (Class A Stock)	10,331	458,983

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,348	$343,338
Samsung Life Insurance Co. Ltd. (South Korea)	4,354	418,138
Santam Ltd. (South Africa)	698	11,384
SCOR SE (France)	13,844	430,523
Shin Kong Financial Holding Co. Ltd. (Taiwan)*	1,630,727	359,770
Shinkong Insurance Co. Ltd. (Taiwan)	49,000	37,629
Societa Cattolica di Assicurazioni SCRL (Italy)	9,791	54,777
Sony Financial Holdings, Inc. (Japan)	7,300	100,534
Stewart Information Services Corp.	1,044	46,406
Sul America SA (Brazil), UTS	11,500	57,356
Swiss Re AG (Switzerland)	14,735	1,330,842
Syarikat Takaful Malaysia Bhd (Malaysia)	11,600	11,681
Talanx AG (Germany)	2,031	61,976
Thaire Life Assurance PCL (Thailand) (Class F Stock)	80,100	22,886
Third Point Reinsurance Ltd. (Bermuda)*	3,991	47,892
Topdanmark A/S (Denmark)*	8,531	239,387
Torchmark Corp.	2,406	153,719
Travelers Cos., Inc. (The)	8,504	974,133
Tryg A/S (Denmark)	8,078	162,309
UnipolSai SpA (Italy)	52,247	85,070
Validus Holdings Ltd.	3,384	168,591
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	4,309	87,473
W.R. Berkley Corp.	3,014	174,089
Willis Towers Watson PLC	2,090	277,489
XL Group Ltd. (Ireland)	7,996	268,905

		28,786,414

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.*	1,487	1,245,080
ASKUL Corp. (Japan)	900	34,138
B2W Cia Digital (Brazil)*	2,800	13,724
COL PCL (Thailand)	15,800	15,048
Ctrip.com International Ltd. (China), ADR*(a)	11,800	549,526
HSN, Inc.	631	25,114
JD.com, Inc. (China), ADR*(a)	14,500	378,305
Lands’ End, Inc.*(a)	1,232	17,864
Liberty Interactive Corp. QVC Group (Class A Stock)*	11,473	229,575
momo.com, Inc. (Taiwan)*	2,000	13,448
Qunar Cayman Islands Ltd. (China), ADR*	500	14,500
Takkt AG (Germany)	2,804	62,904
Trade Me Group Ltd. (New Zealand)	40,653	166,605

		2,765,831

Internet Software & Services — 0.8%
58.com, Inc. (China), ADR*	4,700	224,002
Addcn Technology Co. Ltd. (Taiwan)*	1,000	7,725
Alibaba Group Holding Ltd. (China), ADR*(a)	36,200	3,829,598
Alphabet, Inc. (Class A Stock)*	3,229	2,596,310
Alphabet, Inc. (Class C Stock)*	3,189	2,478,778
Autohome, Inc. (China), ADR*	5,300	128,525
Baidu, Inc. (China), ADR*	11,200	2,039,184
Bankrate, Inc.*	2,194	18,605

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Blucora, Inc.*	4,264	$47,757
carsales.com Ltd. (Australia)	6,253	57,451
Cimpress NV (Netherlands)*(a)	910	92,074
Criteo SA (France), ADR*	1,093	38,375
CROOZ, Inc. (Japan)	2,200	49,784
DeNA Co. Ltd. (Japan)	6,500	236,345
eBay, Inc.*	23,334	767,689
Facebook, Inc. (Class A Stock)*	30,818	3,953,025
Gree, Inc. (Japan)	63,200	355,311
IAC/InterActiveCorp	1,421	88,770
j2 Global, Inc.	1,363	90,789
Kakaku.com, Inc. (Japan)	3,600	65,188
Liquidity Services, Inc.*	762	8,565
Mail.Ru Group Ltd. (Russia), GDR, RegS*	8,133	142,579
Momo, Inc. (China), ADR*	2,000	45,000
NAVER Corp. (South Korea)	375	301,899
NetEase, Inc. (China), ADR	3,100	746,418
NIC, Inc.	1,542	36,237
Renren, Inc. (China), ADR*	13,100	26,986
SINA Corp. (China)*	2,700	199,341
Sohu.com, Inc. (China)*	1,500	66,375
Stamps.com, Inc.*(a)	475	44,892
Tencent Holdings Ltd. (China)	119,200	3,314,003
WebMD Health Corp.*	680	33,796
Weibo Corp. (China), ADR*	380	19,053
Yahoo Japan Corp. (Japan)	25,700	102,512
Yandex NV (Russia) (Class A Stock)*	5,700	119,985

		22,372,926

IT Services — 0.5%
Accenture PLC (Class A Stock)	6,666	814,385
AGTech Holdings Ltd. (Hong Kong)*	48,000	9,575
Alliance Data Systems Corp.*	1,486	318,792
Amadeus IT Group SA (Spain) (Class A Stock)	8,468	422,665
Amdocs Ltd.	2,807	162,385
Atea ASA (Norway)*	10,033	101,795
Atos SE (France)	3,525	379,499
Automatic Data Processing, Inc.	3,505	309,141
Bechtle AG (Germany)	807	93,432
Blackhawk Network Holdings, Inc.*	1,592	48,031
Booz Allen Hamilton Holding Corp.	1,898	59,996
Broadridge Financial Solutions, Inc.	1,960	132,868
CACI International, Inc. (Class A Stock)*	665	67,099
Cardtronics PLC (United Kingdom)*	1,103	49,194
CGI Group, Inc. (Canada) (Class A Stock)*	6,300	300,078
China Public Procurement Ltd. (Hong Kong)*	1,008,000	10,598
Cielo SA (Brazil)	13,624	136,904
Computer Sciences Corp.	1,629	85,050
Computershare Ltd. (Australia)	11,922	94,560
Convergys Corp.	3,879	117,999
CoreLogic, Inc.*	1,618	63,458
CSRA, Inc.	2,773	74,594
DH Corp. (Canada)	4,600	99,437
DST Systems, Inc.	709	83,605
DTS Corp. (Japan)	17,800	396,384
EOH Holdings Ltd. (South Africa)	393	4,802
ExlService Holdings, Inc.*	797	39,722
Fidelity National Information Services, Inc.	4,705	362,426
Fiserv, Inc.*	2,331	231,865

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Forrester Research, Inc.	1,005	$39,095
Forth Smart Service PCL (Thailand)	21,000	8,861
Genpact Ltd.*	4,035	96,638
Global Payments, Inc.	2,504	192,207
Indra Sistemas SA (Spain)*	7,670	102,847
Ines Corp. (Japan)	4,100	46,942
International Business Machines Corp.(a)	14,749	2,342,879
InterXion Holding NV (Netherlands)*	1,993	72,186
IRESS Ltd. (Australia)	11,419	103,669
Itochu Techno-Solutions Corp. (Japan)	3,300	84,916
Jack Henry & Associates, Inc.	1,500	128,325
Leidos Holdings, Inc.	3,801	164,507
Luxoft Holding, Inc.*	1,300	68,705
Matrix IT Ltd. (Israel)	1,623	11,706
My EG Services Bhd (Malaysia)	30,600	16,917
NEC Networks & System Integration Corp. (Japan)	2,600	44,288
Net 1 UEPS Technologies, Inc. (South Africa)*	5,400	46,224
NET One Systems Co. Ltd. (Japan)	11,300	78,760
NeuStar, Inc. (Class A Stock)*(a)	3,496	92,959
Nihon Unisys Ltd. (Japan)	4,300	55,279
Nomura Research Institute Ltd. (Japan)	4,160	143,579
NS Solutions Corp. (Japan)	2,000	34,951
NTT Data Corp. (Japan)	2,800	139,844
Obic Co. Ltd. (Japan)	2,200	117,147
Otsuka Corp. (Japan)	1,300	61,746
Paychex, Inc.	2,164	125,231
QIWI PLC (Russia), ADR	3,200	46,848
Science Applications International Corp.	1,593	110,506
SCSK Corp. (Japan)	2,400	97,125
SMS Management & Technology Ltd. (Australia)	9,900	13,369
SONDA SA (Chile)	31,888	61,776
Systex Corp. (Taiwan)	23,000	38,878
Tieto OYJ (Finland)	2,614	82,516
TIS, Inc. (Japan)	12,200	316,688
Total System Services, Inc.	2,430	114,575
Vantiv, Inc. (Class A Stock)*	2,837	159,638
Visa, Inc. (Class A Stock)(a)	25,449	2,104,632
Vision Values Holdings Ltd. (Hong Kong)*	180,000	8,270
Western Union Co. (The)(a)	8,341	173,660
Wirecard AG (Germany)	3,742	194,388

		13,013,616

Leisure Products — 0.1%
Accell Group (Netherlands)	3,070	78,007
Amer Sports OYJ (Finland)	3,604	110,230
Bandai Namco Holdings, Inc. (Japan)	6,200	189,770
Daikoku Denki Co. Ltd. (Japan)	1,000	15,207
Fields Corp. (Japan)	1,900	23,825
Giant Manufacturing Co. Ltd. (Taiwan)	13,000	91,939
Goodbaby International Holdings Ltd. (China)	83,000	43,070
Hasbro, Inc.	1,969	156,201
Heiwa Corp. (Japan)	4,000	89,042
KMC Kuei Meng International, Inc. (Taiwan)	3,000	10,362
Mars Engineering Corp. (Japan)	9,000	179,350
Mattel, Inc.(a)	6,697	202,785
Sankyo Co. Ltd. (Japan)	3,000	102,493
Sega Sammy Holdings, Inc. (Japan)	8,000	114,120

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Shanghai Phoenix Enterprise Group Co. Ltd. (China)*	4,800	$4,651
Shimano, Inc. (Japan)	1,200	178,228
Smith & Wesson Holding Corp.*(a)	1,687	44,857
Sturm Ruger & Co., Inc.	593	34,252
Tomy Co. Ltd. (Japan)	8,900	93,839
Topkey Corp. (Taiwan)	6,000	20,139
Trigano SA (France)	285	19,998
Vista Outdoor, Inc.*	2,881	114,837
Yamaha Corp. (Japan)	4,400	142,434
Zhonglu Co. Ltd. (China) (Class B Stock)	4,400	8,734

		2,068,370

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	1,169	128,005
Charles River Laboratories International, Inc.*	1,197	99,758
CMIC Holdings Co. Ltd. (Japan)	1,200	18,231
Crown Bioscience International (Taiwan)*	5,858	12,685
EPS Holdings, Inc. (Japan)	7,600	104,402
Eurofins Scientific SE (Luxembourg)	1,357	616,457
Evotec AG (Germany)*	32,761	184,986
Gerresheimer AG (Germany)	7,981	678,572
ICON PLC*	1,600	123,792
Illumina, Inc.*	772	140,242
PAREXEL International Corp.*	1,147	79,659
PerkinElmer, Inc.	2,548	142,968
QIAGEN NV*	7,797	214,989
Tecan Group AG (Switzerland)	2,390	419,943
Thermo Fisher Scientific, Inc.	5,543	881,670
VWR Corp.*	2,974	84,343
Waters Corp.*	1,098	174,022

		4,104,724

Machinery — 0.5%
AGCO Corp.(a)	2,564	126,456
Alfa Laval AB (Sweden)	9,721	152,405
Allison Transmission Holdings, Inc.	5,472	156,937
Alstom SA (France)*	5,740	151,884
Amada Holdings Co. Ltd. (Japan)	21,200	220,529
ANDRITZ AG (Austria)	1,564	85,109
Atlas Copco AB (Sweden) (Class A Stock)	9,322	280,634
Atlas Copco AB (Sweden) (Class B Stock)	6,614	180,727
Biesse SpA (Italy)	16,326	258,659
Bobst Group SA (Switzerland)	1,479	82,572
Bodycote PLC (United Kingdom)	2,738	20,861
China Conch Venture Holdings Ltd. (China)	150,000	293,555
CLARCOR, Inc.	1,800	117,000
CNH Industrial NV (United Kingdom)	32,714	234,249
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	844	339,182
CSBC Corp. Taiwan (Taiwan)	68,000	29,426
Daiwa Industries Ltd. (Japan)	3,000	27,154
Deere & Co.(a)	5,701	486,580
Donaldson Co., Inc.	3,894	145,363
Duro Felguera SA (Spain)*	14,063	18,806
EVA Precision Industrial Holdings Ltd. (Hong Kong)	182,000	21,961
FANUC Corp. (Japan)	3,700	624,987
Fortive Corp.	5,982	304,484

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Fuji Machine Manufacturing Co. Ltd. (Japan)	3,900	$45,121
Fujitec Co. Ltd. (Japan)	4,000	47,640
Georg Fischer AG (Switzerland)	679	595,275
Glory Ltd. (Japan)	5,400	178,060
Grupo Rotoplas SAB de CV (Mexico)	8,800	15,340
Haitian International Holdings Ltd. (China)	33,000	65,233
Hillenbrand, Inc.	3,468	109,728
HMS Hydraulic Machines and Systems Group PLC (Russia), GDR, RegS	3,719	20,417
Hoshizaki Corp. (Japan)	1,700	155,135
Hsin Yung Chien Co. Ltd. (Taiwan)	1,000	2,530
Huangshi Dongbei Electrical Appliance Co.
Ltd. (China) (Class B Stock)*	7,400	13,564
Illinois Tool Works, Inc.	3,675	440,412
Interpump Group SpA (Italy)	10,892	185,615
Iochpe Maxion SA (Brazil)	3,300	18,163
Kama Co. Ltd. (China) (Class B Stock)*	14,700	17,743
Kardex AG (Switzerland)*	4,218	406,014
Kepler Weber SA (Brazil)	1,500	9,405
King Slide Works Co. Ltd. (Taiwan)	3,000	38,904
Koenig & Bauer AG (Germany)*	2,798	131,637
Komax Holding AG (Switzerland)	908	222,497
Kone OYJ (Finland) (Class B Stock)	5,276	267,848
Krones AG (Germany)	800	77,861
Kurita Water Industries Ltd. (Japan)	9,600	228,109
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	8,300	95,871
Lincoln Electric Holdings, Inc.	1,018	63,747
Makino Milling Machine Co. Ltd. (Japan)	50,000	308,325
Makita Corp. (Japan)	3,500	249,374
MAN SE (Germany)	1,849	195,020
Max Co. Ltd. (Japan)	2,000	24,112
Melrose Industries PLC (United Kingdom)	67,939	153,554
Mirle Automation Corp. (Taiwan)	6,550	9,302
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	171,000	240,494
Mueller Industries, Inc.	3,328	107,894
Nak Sealing Technologies Corp. (Taiwan)	3,000	8,177
Oiles Corp. (Japan)	5,560	94,589
OKUMA Corp. (Japan)	63,000	483,170
Pfeiffer Vacuum Technology AG (Germany)	1,798	170,927
Proto Labs, Inc.*(a)	599	35,886
Rechi Precision Co. Ltd. (Taiwan)	18,360	22,322
Rieter Holding AG (Switzerland)*	662	134,303
Rotork PLC (United Kingdom)	42,472	116,134
San Shing Fastech Corp. (Taiwan)	3,000	5,605
Schindler Holding AG (Switzerland), (XBRN)	546	102,529
Shang Gong Group Co. Ltd. (China)*	4,400	4,726
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	16,800	14,700
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	14,900	12,352
Shanghai Lingang Holdings Corp. Ltd. (China)*	24,600	39,065
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	25,346
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)*	56,400	28,087
Shin Zu Shing Co. Ltd. (Taiwan)	12,000	39,826
Shinmaywa Industries Ltd. (Japan)	18,000	119,270
Sinmag Equipment Corp. (Taiwan)	2,000	9,087

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Sinotruk Hong Kong Ltd. (China)	123,000	$66,015
Sintokogio Ltd. (Japan)	15,700	144,737
SKF AB (Sweden) (Class B Stock)	16,086	277,795
SKP Resources Bhd (Malaysia)	18,600	5,857
SMC Corp. (Japan)	1,600	461,972
Snap-on, Inc.	1,186	180,225
Spirax-Sarco Engineering PLC (United Kingdom)	12,558	731,996
Stanley Black & Decker, Inc.	3,249	399,562
Star Micronics Co. Ltd. (Japan)	10,400	130,144
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	9,000	7,404
Syncmold Enterprise Corp. (Taiwan)	8,000	13,511
Tadano Ltd. (Japan)	7,600	74,804
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	20,240	14,652
Toro Co. (The)	3,338	156,352
Toshiba Machine Co. Ltd. (Japan)	15,000	51,516
Tsubakimoto Chain Co. (Japan)	1,000	7,749
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	124	3,363
Vesuvius PLC (United Kingdom)	18,137	82,358
Vossloh AG (Germany)*	1,276	75,949
WEG SA (Brazil)	14,420	79,058
Xylem, Inc.	4,395	230,518
YAMABIKO Corp. (Japan)	6,000	54,172
Yangzijiang Shipbuilding Holdings Ltd. (China)	427,400	236,432
Yungtay Engineering Co. Ltd. (Taiwan)	25,000	37,253

		14,088,959

Marine — 0.1%
China Shipping Development Co. Ltd. (China) (Class H Stock)	118,000	64,206
Chu Kong Shipping Enterprises Group Co. Ltd. (Hong Kong)	62,000	17,608
Cia Sud Americana de Vapores SA (Chile)*	2,067,293	34,139
Clarkson PLC (United Kingdom)	2,253	61,191
Dfds A/S (Denmark)	8,221	416,565
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	193,800	75,029
Grindrod Ltd. (South Africa)	51,357	43,047
Kawasaki Kisen Kaisha Ltd. (Japan)(a)	86,000	221,655
Kuehne + Nagel International AG (Switzerland)	1,022	148,523
Matson, Inc.	667	26,600
MISC Bhd (Malaysia)	117,500	214,583
Qatar Navigation QSC (Qatar)	5,344	131,790
Seaspan Corp. (Hong Kong)	5,400	71,982
Sincere Navigation Corp. (Taiwan)	37,000	21,649
Sinotrans Shipping Ltd. (China)*	267,500	40,593
SITC International Holdings Co. Ltd. (China)	97,000	57,987
Stolt-Nielsen Ltd. (Norway)	3,470	45,097
Tianjin Tianhai Investment Co. Ltd. (China) (Class B Stock)*	65,200	43,619
Wilh Wilhelmsen ASA (Norway)	10,038	30,175
Wisdom Marine Lines Co. Ltd. (Taiwan)*	48,912	48,744
Yang Ming Marine Transport Corp. (Taiwan)*	35,000	7,949

		1,822,731

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media — 0.7%
Aimia, Inc. (Canada)	6,900	$43,442
AirMedia Group, Inc. (China), ADR*	6,000	20,220
Asatsu-DK, Inc. (Japan)	20,000	532,721
Asian Pay Television Trust (Singapore), UTS	294,200	110,178
Avex Group Holdings, Inc. (Japan)	5,600	76,245
Axel Springer SE (Germany)	1,651	84,603
BEC World PCL (Thailand)	47,700	30,286
Cable One, Inc.	113	65,992
Carmike Cinemas, Inc.*	706	23,079
Caxton and CTP Publishers and Printers Ltd. (South Africa)	6,659	6,657
Cheil Worldwide, Inc. (South Korea)	5,198	75,859
Cinemark Holdings, Inc.	2,751	105,308
Cineplex, Inc. (Canada)	2,400	92,491
Cineworld Group PLC (United Kingdom)	20,747	155,869
Cogeco Communications, Inc. (Canada)	1,400	69,106
Comcast Corp. (Class A Stock)	49,248	3,267,112
Corus Entertainment, Inc. (Canada) (Class B Stock)	6,700	62,049
CyberAgent, Inc. (Japan)	2,000	59,459
Cyfrowy Polsat SA (Poland)*	19,355	124,042
Daiichikosho Co. Ltd. (Japan)	1,400	57,162
Dentsu, Inc. (Japan)	6,700	341,014
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	94,597
Discovery Communications, Inc. (Class C Stock)*	5,137	135,154
Eros International PLC*(a)	1,516	23,225
Eutelsat Communications SA (France)	9,549	197,640
Fuji Media Holdings, Inc. (Japan)	5,700	77,436
Gannett Co., Inc.	4,974	57,897
Grupo Televisa SAB (Mexico), ADR	13,420	344,760
Hakuhodo DY Holdings, Inc. (Japan)	6,000	70,321
IMAX China Holding, Inc. (Hong Kong), 144A*	2,800	13,778
Informa PLC (United Kingdom)	64,624	596,211
IPSOS (France)	15,458	504,939
JCDecaux SA (France)	2,493	80,610
John Wiley & Sons, Inc. (Class A Stock)	2,291	118,239
Kadokawa Dwango Corp. (Japan)*	5,500	80,131
Kinepolis Group NV (Belgium)	2,015	93,801
Lagardere SCA (France)	6,443	164,080
Liberty Braves Group (Class A Stock)*	655	11,430
Liberty Broadband Corp. (Class A Stock)*	916	64,267
Liberty Broadband Corp. (Class C Stock)*	1,833	131,023
Liberty Global PLC LiLAC (United Kingdom)*	1,120	31,416
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	304	8,387
Liberty Media Group (Class A Stock)*	1,638	46,929
Liberty Media Group (Class C Stock)*	2,085	58,672
Liberty SiriusXM Group (Class A Stock)*	5,388	183,084
Liberty SiriusXM Group (Class C Stock)*	5,270	176,071
Madison Square Garden Co. (The) (Class A Stock)*	432	73,185
Major Cineplex Group PCL (Thailand)	21,900	19,435
Media General, Inc.*	3,026	55,769
Megacable Holdings SAB de CV (Mexico), UTS	30,600	117,525
Meredith Corp.(a)	1,303	67,743

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
MNC Investama Tbk PT (Indonesia)*	1,659,300	$18,462
MSG Networks, Inc. (Class A Stock)*	5,409	100,661
Multiplus SA (Brazil)	200	2,721
Naspers Ltd. (South Africa) (Class N Stock)	6,773	1,172,223
Neo Telemedia Ltd. (Hong Kong)*	476,000	24,950
Nippon Television Holdings, Inc. (Japan)	3,200	54,324
NOS SGPS SA (Portugal)	20,672	140,667
Omnicom Group, Inc.(a)	4,083	347,055
Pearson PLC (United Kingdom)	31,958	312,409
Plan B Media PCL (Thailand) (Class F Stock)	22,500	3,377
Publicis Groupe SA (France)	6,126	463,543
Quebecor, Inc. (Canada) (Class B Stock)	3,400	103,326
REA Group Ltd. (Australia)	1,518	66,025
RELX PLC (United Kingdom)	11,955	226,707
Scholastic Corp.	1,134	44,634
Scripps Networks Interactive, Inc. (Class A Stock)	3,434	218,025
SES SA (Luxembourg)	15,718	385,956
Shaw Communications, Inc. (Canada) (Class B Stock)	8,100	165,772
Singapore Press Holdings Ltd. (Singapore)	46,600	130,601
SKY Perfect JSAT Holdings, Inc. (Japan)	29,900	146,991
Sky PLC (United Kingdom)	14,640	169,678
Smiles SA (Brazil)	1,000	16,706
Southern Cross Media Group Ltd. (Australia)	87,127	98,440
Surya Citra Media Tbk PT (Indonesia)	104,900	22,577
Television Broadcasts Ltd. (Hong Kong)	31,900	122,142
Time Warner, Inc.	18,731	1,491,175
Time, Inc.	6,389	92,513
Toei Co. Ltd. (Japan)	7,000	56,743
Toho Co. Ltd. (Japan)	5,600	186,017
Tokyo Broadcasting System Holdings, Inc. (Japan)	2,200	34,450
TV Asahi Holdings Corp. (Japan)	2,200	40,575
Twenty-First Century Fox, Inc. (Class A Stock)	21,262	514,966
VGI Global Media PCL (Thailand)	53,400	8,553
Visi Media Asia Tbk PT (Indonesia)*	386,800	7,965
Vivendi SA (France)	34,867	703,706
Walt Disney Co. (The)	28,895	2,683,190
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	44,490
Workpoint Entertainment PCL (Thailand)	7,600	7,622
WPP PLC (United Kingdom)	18,858	443,267

		19,973,853

Metals & Mining — 0.5%
Acacia Mining PLC (United Kingdom)	19,988	128,889
Agnico Eagle Mines Ltd. (Canada)	4,338	234,598
Aichi Steel Corp. (Japan)	1,500	76,066
Alamos Gold, Inc. (Canada) (Class A Stock)	14,621	120,360
Alrosa PJSC (Russia)	171,200	236,173
Aneka Tambang Persero Tbk PT (Indonesia)*	387,100	24,374
AngloGold Ashanti Ltd. (South Africa), ADR*	18,618	296,399
APERAM SA (Luxembourg)	10,692	482,052
ArcelorMittal (Luxembourg)*	92,628	564,882
Asahi Holdings, Inc. (Japan)	6,600	112,774
Asia Resources Holdings Ltd. (Hong Kong)*	540,000	17,457
Aurubis AG (Germany)	2,250	126,167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
B2Gold Corp. (Canada)*	39,400	$103,309
Barrick Gold Corp. (Canada)	22,500	398,396
Bekaert SA (Belgium)	10,787	493,790
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)*	28,300	9,726
BlueScope Steel Ltd. (Australia)	48,995	292,501
Centamin PLC (United Kingdom)	40,391	77,581
Centerra Gold, Inc. (Canada)	11,900	65,217
Chiho-Tiande Group Ltd. (Hong Kong)*	28,000	20,183
China Metal Products (Taiwan)	38,220	37,253
China Metal Resources Utilization Ltd. (China), 144A*	24,000	9,752
China Precious Metal Resources Holdings Co. Ltd. (Hong Kong)*	2,264,000	73,061
China Silver Group Ltd. (China)	70,000	15,558
China Steel Corp. (Taiwan)	878,013	620,660
Chung Hung Steel Corp. (Taiwan)*	54,000	11,766
Cia de Minas Buenaventura SAA (Peru), ADR*	10,500	145,320
Da Ming International Holdings Ltd. (China)*	32,000	11,300
Detour Gold Corp. (Canada)*	4,600	100,068
DRDGOLD Ltd. (South Africa)	49,581	24,531
Eldorado Gold Corp. (Canada)*	51,400	202,160
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	86,587	119,160
Feng Hsin Steel Co. Ltd. (Taiwan)	45,000	58,729
Franco-Nevada Corp. (Canada)	1,600	111,785
Global Ferronickel Holdings, Inc. (Philippines)*	658,000	13,636
Gloria Material Technology Corp. (Taiwan)	44,080	24,958
Gold Fields Ltd. (South Africa), ADR	21,307	103,339
Goldcorp, Inc. (Canada)	33,600	554,472
Granges AB (Sweden)	19,217	196,038
Grupa Kety SA (Poland)	281	28,863
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	5,900	18,263
Harmony Gold Mining Co. Ltd. (South Africa), ADR	38,891	135,730
Hengshi Mining Investments Ltd. (China)*	31,000	11,365
Hsin Kuang Steel Co. Ltd. (Taiwan)*	21,000	11,753
IAMGOLD Corp. (Canada)*	9,500	38,378
Industrias CH SAB de CV (Mexico) (Class B Stock)*	7,500	33,331
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	75,200	74,448
Kinross Gold Corp. (Canada)*	41,600	175,348
Krakatau Steel Persero Tbk PT (Indonesia)*	291,500	18,674
Magnitogorsk Iron & Steel OJSC (Russia)	35,400	16,102
Magnitogorsk Iron & Steel OJSC (Russia), GDR, RegS	3,992	23,518
Maruichi Steel Tube Ltd. (Japan)	6,300	217,843
Minera Frisco SAB de CV (Mexico) (Class A1 Stock)*	5,000	3,481
MMC Norilsk Nickel PJSC (Russia), ADR	11,580	187,082
Newcrest Mining Ltd. (Australia)	23,169	391,097
Newmont Mining Corp.	12,437	488,650
Nippon Denko Co. Ltd. (Japan)	59,500	100,555
Nisshin Steel Co. Ltd. (Japan)	5,000	67,755
Nittetsu Mining Co. Ltd. (Japan)	2,200	85,520
Northern Star Resources Ltd. (Australia)	3,716	13,168
Novolipetsk Steel PJSC (Russia), GDR	4,722	61,386

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Outokumpu OYJ (Finland)*	19,198	$131,807
OZ Minerals Ltd. (Australia)	111,917	523,350
Pan African Resources PLC (United Kingdom)	108,685	29,667
Pan American Silver Corp. (Canada)	14,400	253,546
Paranapanema SA (Brazil)	11,200	5,441
Petra Diamonds Ltd. (South Africa)	213,515	358,367
Philex Mining Corp. (Philippines)	159,100	28,429
Polymetal International PLC (Russia)	7,271	91,287
Randgold Resources Ltd. (United Kingdom), ADR	2,954	295,607
Regis Resources Ltd. (Australia)	24,006	70,400
Royal Bafokeng Platinum Ltd. (South Africa)*	9,669	36,244
Royal Gold, Inc.	1,910	147,891
Sandfire Resources NL (Australia)	62,711	244,352
Severstal PJSC (Russia), GDR, RegS	6,770	80,891
Sibanye Gold Ltd. (South Africa), ADR	7,517	106,215
Silver Wheaton Corp. (Canada)	9,200	248,522
Southern Copper Corp. (Peru)	4,300	113,090
St Barbara Ltd. (Australia)*	72,081	174,833
Stalprodukt SA (Poland)	103	10,857
STP & I PCL (Thailand)	52,390	12,800
TA Chen Stainless Pipe Co. Ltd. (Taiwan)*	64,037	33,072
Thye Ming Industrial Co. Ltd. (Taiwan)	6,000	6,060
Ton Yi Industrial Corp. (Taiwan)	55,000	24,528
Tubacex SA (Spain)	12,586	37,312
Tung Ho Steel Enterprise Corp. (Taiwan)	115,000	68,373
United Co. RUSAL PLC (Russia)	71,000	22,731
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	10,900	31,840
voestalpine AG (Austria)	5,070	175,276
Yamana Gold, Inc. (Canada)	81,385	350,490
Yamato Kogyo Co. Ltd. (Japan)	11,800	349,243
YC INOX Co. Ltd. (Taiwan)	24,900	17,948
Yieh Phui Enterprise Co. Ltd. (Taiwan)*	161,705	55,069
Yodogawa Steel Works Ltd. (Japan)	12,300	330,289
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	161,500	162,181
Zhidao International Holdings Ltd. (Hong Kong)*	60,000	6,626
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	234,000	74,983

		13,226,367

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	3,230	50,873
Altisource Residential Corp.	2,463	26,847
American Capital Agency Corp.	20,397	398,557
American Capital Mortgage Investment Corp.	7,191	123,613
Annaly Capital Management, Inc.	55,261	580,241
Apollo Commercial Real Estate Finance, Inc.	6,105	99,939
ARMOUR Residential REIT, Inc.	4,702	105,983
Blackstone Mortgage Trust, Inc. (Class A Stock)	2,623	77,247
Capstead Mortgage Corp.	9,568	90,226
Chimera Investment Corp.	13,401	213,746
Colony Capital, Inc. (Class A Stock)	7,995	145,749
CYS Investments, Inc.	9,221	80,407

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Invesco Mortgage Capital, Inc.	11,733	$178,694
New Residential Investment Corp.	7,916	109,320
PennyMac Mortgage Investment Trust	6,369	99,229
Redwood Trust, Inc.	7,320	103,651
Starwood Property Trust, Inc.	10,336	232,767
Two Harbors Investment Corp.	17,129	146,110

		2,863,199

Multiline Retail — 0.2%
Aeon Co. M Bhd (Malaysia)	22,500	15,755
Big Lots, Inc.(a)	1,219	58,207
Can Do Co. Ltd. (Japan)	2,100	33,767
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,500	250,353
Dillard’s, Inc. (Class A Stock)	1,040	65,530
Dollar General Corp.	6,043	422,950
Dollar Tree, Inc.*	3,494	275,781
Dollarama, Inc. (Canada)	2,400	187,379
Don Quijote Holdings Co. Ltd. (Japan)	3,900	143,073
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	20,850	218,288
Eslite Spectrum Corp. (The) (Taiwan)	1,000	5,695
Golden Eagle Retail Group Ltd. (China)	33,000	42,062
Grupo Sanborns SAB de CV (Mexico)	31,600	35,756
H2O Retailing Corp. (Japan)	6,500	92,467
Harvey Norman Holdings Ltd. (Australia)	22,895	91,647
Hyundai Department Store Co. Ltd. (South Korea)	1,052	113,675
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,400	151,634
Izumi Co. Ltd. (Japan)	2,200	94,803
J Front Retailing Co. Ltd. (Japan)	12,700	166,293
Kohl’s Corp.	7,017	306,994
Lifestyle China Group Ltd. (Hong Kong)*	30,000	9,089
Lojas Renner SA (Brazil)	6,200	46,841
Lotte Shopping Co. Ltd. (South Korea)	1,655	311,646
Macy’s, Inc.	8,009	296,733
Marisa Lojas SA (Brazil)*	3,210	7,452
Matahari Department Store Tbk PT (Indonesia)	11,600	16,471
Mitra Adiperkasa Tbk PT (Indonesia)*	14,800	5,222
Next PLC (United Kingdom)	1,867	115,565
Nordstrom, Inc.(a)	2,376	123,267
Parkson Retail Group Ltd. (China)	241,000	25,939
Poya International Co. Ltd. (Taiwan)	1,010	15,046
Ripley Corp. SA (Chile)	120,178	73,944
Robinson Department Store PCL (Thailand)	18,900	33,136
Ryohin Keikaku Co. Ltd. (Japan)	600	121,175
SACI Falabella (Chile)	41,824	306,660
Springland International Holdings Ltd. (China)	239,000	39,251
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	33,541
Takashimaya Co. Ltd. (Japan)	30,000	246,329
Target Corp.(a)	13,469	925,051

		5,524,467

Multi-Utilities — 0.3%
A2A SpA (Italy)	51,778	73,130
AGL Energy Ltd. (Australia)	21,603	316,275
Ameren Corp.	5,875	288,933
Atco Ltd. (Canada) (Class I Stock)	3,000	106,605

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Avista Corp.	3,703	$154,748
Black Hills Corp.(a)	1,279	78,300
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	101,583
CenterPoint Energy, Inc.	6,219	144,467
Centrica PLC (United Kingdom)	76,877	227,306
CMS Energy Corp.	4,240	178,122
Consolidated Edison, Inc.	5,739	432,147
Dominion Resources, Inc.	5,818	432,103
DTE Energy Co.	2,936	275,015
Engie SA (France)	65,108	1,009,486
Hera SpA (Italy)	26,146	70,411
Iren SpA (Italy)	172,588	296,776
National Grid PLC (United Kingdom)	57,801	816,309
NiSource, Inc.	5,654	136,318
NorthWestern Corp.	1,674	96,305
Public Service Enterprise Group, Inc.	11,768	492,726
Qatar Electricity & Water Co. QSC (Qatar)	1,074	62,922
SCANA Corp.	4,647	336,303
Sempra Energy	3,410	365,518
Suez (France)	12,581	207,905
Unitil Corp.	1,234	48,200
Vectren Corp.	2,294	115,159
Veolia Environnement SA (France)	14,923	343,852
WEC Energy Group, Inc.	4,291	256,945
YTL Corp. Bhd (Malaysia)	323,400	139,998
YTL Power International Bhd (Malaysia)	315,265	122,067

		7,725,934

Oil, Gas & Consumable Fuels — 1.1%
Agritrade Resources Ltd. (Hong Kong)	100,000	19,669
AltaGas Ltd. (Canada)	3,600	92,583
Antero Resources Corp.*	3,189	85,944
Bashneft PJSC (Russia)*	1,140	56,735
Benakat Integra Tbk PT (Indonesia)*	1,812,900	6,946
BP PLC (United Kingdom), ADR	86,901	3,055,439
Cabot Oil & Gas Corp.	3,821	98,582
Caltex Australia Ltd. (Australia)	8,228	217,539
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,345,200	1,731,368
Cosan SA Industria e Comercio (Brazil)	3,800	43,957
Enbridge, Inc. (Canada)	6,900	303,254
Energy Absolute PCL (Thailand)	59,200	43,994
Energy Earth PCL (Thailand)	163,400	21,504
Eni SpA (Italy)	68,665	989,488
EQT Corp.	1,654	120,113
Exillon Energy PLC (Russia)*	10,389	17,376
Exxon Mobil Corp.	48,413	4,225,487
Formosa Petrochemical Corp. (Taiwan)	70,000	211,031
Gazprom Neft PJSC (Russia), ADR	3,562	50,367
Gazprom PJSC (Russia), ADR(a)	643,330	2,721,286
Grupa Lotos SA (Poland)*	10,210	76,040
HollyFrontier Corp.	4,568	111,916
Idemitsu Kosan Co. Ltd. (Japan)	14,400	298,140
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	229,600	209,854
JX Holdings, Inc. (Japan)	141,600	573,135
Koninklijke Vopak NV (Netherlands)	1,755	92,045
Lukoil PJSC (Russia), ADR	40,798	1,987,567
Magnum Hunter Resources Corp.*(g)	23,905	298,813
MIE Holdings Corp. (Hong Kong)*	180,000	17,987

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
MOL Hungarian Oil & Gas PLC (Hungary)	5,531	$342,660
Neste OYJ (Finland)	3,091	131,850
NewOcean Energy Holdings Ltd. (Hong Kong)	218,000	58,749
Novatek OJSC (Russia), GDR, RegS	2,314	253,817
Occidental Petroleum Corp.	4,028	293,722
OMV AG (Austria)	5,564	160,200
Parkland Fuel Corp. (Canada)	3,300	77,799
Petron Corp. (Philippines)	156,300	32,877
Petronas Dagangan Bhd (Malaysia)	4,100	23,303
Peyto Exploration & Development Corp. (Canada)(a)	2,900	81,389
Polski Koncern Naftowy ORLEN SA (Poland)*	24,361	414,312
PXP Energy Corp. (Philippines)*	14,144	1,080
Qatar Gas Transport Co. Ltd. (Qatar)	12,069	78,094
QGEP Participacoes SA (Brazil)	11,100	15,871
Range Resources Corp.(a)	3,304	128,030
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)(a)	106,216	2,650,599
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,201	104,512
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	87,421	2,266,438
Semirara Mining & Power Corp. (Philippines)	16,540	38,902
Shanxi Guoxin Energy Corp. Ltd. (China) (Class B Stock)	19,700	23,128
Ship Finance International Ltd. (Norway)(a)	2,230	32,848
Showa Shell Sekiyu KK (Japan)	22,500	209,162
Sinopec Kantons Holdings Ltd. (China)	102,000	48,369
SK Gas Ltd. (South Korea)	1,019	95,847
Soco International PLC (United Kingdom)	17,793	31,372
Spectra Energy Corp.	6,006	256,757
Star Petroleum Refining Pcl (Thailand)	160,500	50,026
Statoil ASA (Norway)	26,118	438,477
Stobart Group Ltd. (United Kingdom)	14,413	31,137
Sugih Energy Tbk PT (Indonesia)*^	660,500	5,769
Surgutneftegas OJSC (Russia), ADR	126,680	613,131
Tesoro Corp.	2,095	166,678
Tethys Oil AB (Sweden)*	3,850	27,172
Thai Oil PCL (Thailand)	63,300	125,139
TonenGeneral Sekiyu KK (Japan)	11,000	111,550
TOTAL SA (France)(a)(g)	61,714	2,935,169
TransCanada Corp. (Canada)	7,600	360,956
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,786	90,630
Ultrapar Participacoes SA (Brazil)	4,800	106,253
United Tractors Tbk PT (Indonesia)	55,000	74,933
Valero Energy Corp.	9,374	496,822
Washington H Soul Pattinson & Co. Ltd. (Australia)	11,784	145,525
World Fuel Services Corp.	1,203	55,651

		31,464,864

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)	39,461	137,907
China Agroforestry Low-Carbon Holdings Ltd. (China)*	160,000	6,406
China Wood Optimization Holding Ltd. (Hong Kong)*	16,000	5,324

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Chung Hwa Pulp Corp. (Taiwan)	83,838	$23,931
Clearwater Paper Corp.*	932	60,272
Duratex SA (Brazil)	2,790	7,429
Empresas CMPC SA (Chile)	101,945	202,921
Evergreen Fibreboard Bhd (Malaysia)	112,800	25,780
Fibria Celulose SA (Brazil)	11,500	81,366
Fibria Celulose SA (Brazil), ADR	1,300	9,191
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	90,456
Holmen AB (Sweden) (Class B Stock)	4,100	146,051
Jaya Tiasa Holdings Bhd (Malaysia)	77,400	24,779
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	144,000	131,546
Long Chen Paper Co. Ltd. (Taiwan)(g)	55,000	26,555
Long Chen Paper Co. Ltd. (Taiwan)*	13,687	124
Miquel y Costas & Miquel SA (Spain)(g)	1,792	77,126
Mondi Ltd. (South Africa)	10,322	216,886
Nippon Paper Industries Co. Ltd. (Japan)	11,100	203,080
Oji Holdings Corp. (Japan)	52,000	206,104
Sappi Ltd. (South Africa)*	24,802	128,466
Schweitzer-Mauduit International, Inc.	1,856	71,567
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	46,200	42,095
Ta Ann Holdings Bhd (Malaysia)	33,580	29,066
WTK Holdings Bhd (Malaysia)	54,000	14,118
YFY, Inc. (Taiwan)	279,000	82,083

		2,050,629

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	388	137,593
Beiersdorf AG (Germany)	1,385	130,735
Ci:z Holdings Co. Ltd. (Japan)	2,000	57,448
Edgewell Personal Care Co.*	1,490	118,485
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	12,060	15,835
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,529	312,528
Fancl Corp. (Japan)	16,400	279,180
G&E Herbal Biotechnology Co. Ltd. (Taiwan)*	2,000	5,960
Golden Throat Holdings Group Co. Ltd. (China), 144A	8,500	4,342
Hengan International Group Co. Ltd. (China)	36,500	304,601
Hypermarcas SA (Brazil)	8,600	74,387
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (Indonesia)	135,900	5,578
Kao Corp. (Japan)	5,600	316,613
Karex Bhd (Malaysia)	30,700	18,283
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,600	83,578
Kose Corp. (Japan)	600	61,438
LG Household & Health Care Ltd. (South Korea)	128	111,392
L’Oreal SA (France)	3,138	593,115
Mandom Corp. (Japan)	400	18,310
Microbio Co. Ltd. (Taiwan)*	48,886	37,184
Natura Cosmeticos SA (Brazil)	1,800	17,412
Pola Orbis Holdings, Inc. (Japan)	600	53,710
Real Nutriceutical Group Ltd. (Hong Kong)	364,000	30,663
Shiseido Co. Ltd. (Japan)	5,300	140,374
Unilever NV (United Kingdom), CVA	21,847	1,006,567
Unilever PLC (United Kingdom)	16,839	796,819

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Unilever PLC (United Kingdom), ADR	15,337	$726,974

		5,459,104

Pharmaceuticals — 1.5%
Adcock Ingram Holdings Ltd. (South Africa)	4,218	14,156
Allergan PLC*	8,816	2,030,413
Aspen Pharmacare Holdings Ltd. (South Africa)*	6,319	142,711
Astellas Pharma, Inc. (Japan)	48,700	760,648
AstraZeneca PLC (United Kingdom)	17,226	1,115,409
AstraZeneca PLC (United Kingdom), ADR(a)	15,884	521,948
Bayer AG (Germany)	17,181	1,725,502
Bristol-Myers Squibb Co.	15,076	812,898
Catalent, Inc.*	2,160	55,814
Center Laboratories, Inc. (Taiwan)*	11,282	24,670
China Animal Healthcare Ltd. (China)*^	24,000	1,606
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	43,000	24,938
China Medical System Holdings Ltd. (China)	57,000	96,364
China Shineway Pharmaceutical Group Ltd. (China)	37,000	38,202
Chugai Pharmaceutical Co. Ltd. (Japan)	3,000	108,433
Consun Pharmaceutical Group Ltd. (China)	42,000	24,601
CSPC Pharmaceutical Group Ltd. (China)	204,000	204,813
Daiichi Sankyo Co. Ltd. (Japan)	18,700	449,331
Daito Pharmaceutical Co. Ltd. (Japan)	1,880	44,254
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	40,000	26,249
Eisai Co. Ltd. (Japan)	3,600	225,157
Eli Lilly & Co.	11,251	903,005
Endo International PLC*	8,120	163,618
Formosa Laboratories, Inc. (Taiwan)	3,000	8,665
Galenica AG (Switzerland)	70	74,440
GlaxoSmithKline PLC (United Kingdom), ADR	23,895	1,030,591
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)*	8,000	19,731
H. Lundbeck A/S (Denmark)*	2,249	73,864
Hanmi Science Co. Ltd. (South Korea)	521	54,300
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	81,075
Johnson & Johnson	34,619	4,089,542
Kalbe Farma Tbk PT (Indonesia)	333,200	43,902
Kissei Pharmaceutical Co. Ltd. (Japan)	11,300	302,139
KYORIN Holdings, Inc. (Japan)	6,700	151,995
Kyowa Hakko Kirin Co. Ltd. (Japan)	5,800	91,613
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	3,800	23,538
Luye Pharma Group Ltd. (China)*	130,500	85,886
Medicines Co. (The)*(a)	653	24,644
Mega Lifesciences PCL (Thailand)	21,900	12,009
Merck & Co., Inc.	36,737	2,292,756
Merck KGaA (Germany)	8,012	864,218
Mitsubishi Tanabe Pharma Corp. (Japan)	7,300	156,355
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	4,500	86,264
Nippon Shinyaku Co. Ltd. (Japan)	2,000	108,398
Novartis AG (Switzerland)	57,383	4,528,685
Novo Nordisk A/S (Denmark) (Class B Stock)	26,114	1,088,398
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	14,620

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Ono Pharmaceutical Co. Ltd. (Japan)	4,500	$125,642
Orion OYJ (Finland) (Class B Stock)	1,945	76,679
Otsuka Holdings Co. Ltd. (Japan)	15,000	683,740
Perrigo Co. PLC	3,534	326,294
Pfizer, Inc.	101,062	3,422,970
Phytohealth Corp. (Taiwan)*	13,000	13,417
Prestige Brands Holdings, Inc.*	1,287	62,123
Recordati SpA (Italy)	21,373	686,926
Richter Gedeon Nyrt (Hungary)	8,787	178,574
Roche Holding AG (Switzerland)	8,780	2,181,818
Rohto Pharmaceutical Co. Ltd. (Japan)	7,300	125,957
Sanofi (France)	34,543	2,630,495
Santen Pharmaceutical Co. Ltd. (Japan)	11,900	175,720
Sawai Pharmaceutical Co. Ltd. (Japan)	1,800	128,280
ScinoPharm Taiwan Ltd. (Taiwan)	14,564	20,116
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. (China) (Class H Stock)	38,000	54,138
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	22,000	21,683
Shionogi & Co. Ltd. (Japan)	6,300	322,771
Sihuan Pharmaceutical Holdings Group Ltd. (China)	831,000	183,186
Sino Biopharmaceutical Ltd. (Hong Kong)	235,000	158,961
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	11,104
SSY Group Ltd. (Hong Kong)	120,000	41,329
STADA Arzneimittel AG (Germany)	9,817	546,211
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	11,000	11,706
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	7,500	145,265
Synmosa Biopharma Corp. (Taiwan)	3,605	3,600
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,000	204,984
Takeda Pharmaceutical Co. Ltd. (Japan)	12,600	603,913
Teva Pharmaceutical Industries Ltd. (Israel), ADR	31,249	1,437,766
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	16,900	12,591
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	58,000	112,586
Towa Pharmaceutical Co. Ltd. (Japan)	900	36,595
Tsumura & Co. (Japan)	4,600	130,953
TTY Biopharm Co. Ltd. (Taiwan)	9,000	37,214
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	11,300
UCB SA (Belgium)	2,910	225,252
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Hong Kong), 144A	15,800	36,585
YungShin Global Holding Corp. (Taiwan)	14,400	21,972
Zoetis, Inc.	3,974	206,688

		40,239,472

Professional Services — 0.1%
51job, Inc. (China), ADR*	1,200	40,056
Adcorp Holdings Ltd. (South Africa)	4,904	5,042
Advisory Board Co. (The)*	1,495	66,886
Bureau Veritas SA (France)	5,483	117,639
DKSH Holding AG (Switzerland)	1,058	77,830
Equifax, Inc.	1,322	177,915
Experian PLC (Ireland)	13,741	274,516
FTI Consulting, Inc.*	1,977	88,095

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Huron Consulting Group, Inc.*	791	$47,270
IHS Markit Ltd. (Bermuda)*	5,096	191,355
Intertek Group PLC (United Kingdom)	3,657	165,090
McMillan Shakespeare Ltd. (Australia)	2,868	26,084
Meitec Corp. (Japan)	3,100	109,195
Nielsen Holdings PLC	5,925	317,402
Recruit Holdings Co. Ltd. (Japan)	7,200	293,711
RELX NV (United Kingdom)	11,808	211,208
RPX Corp.*	2,808	30,018
SGS SA (Switzerland)	58	129,965
Sporton International, Inc. (Taiwan)	3,019	15,139
Stantec, Inc. (Canada)	3,500	82,248
Synergie SA (France)	3,033	101,160
Teleperformance (France)	2,244	239,371
Temp Holdings Co. Ltd. (Japan)	4,300	75,521
Verisk Analytics, Inc.*	861	69,982
Wolters Kluwer NV (Netherlands)	5,757	246,120
Zhaopin Ltd. (China), ADR*	2,000	30,000

		3,228,818

Real Estate Management & Development — 0.8%
Advancetek Enterprise Co. Ltd. (Taiwan)	3,999	2,441
Aeon Mall Co. Ltd. (Japan)	9,180	144,997
Agung Podomoro Land Tbk PT (Indonesia)*	347,000	7,669
Alexander & Baldwin, Inc.	1,678	64,469
Aliansce Shopping Centers SA (Brazil)	1,300	6,176
Allreal Holding AG (Switzerland)*	1,805	274,042
Ananda Development PCL (Thailand)*	138,600	19,360
Atrium European Real Estate Ltd. (Netherlands)*	26,052	116,254
Attacq Ltd. (South Africa)*	18,509	23,232
Azrieli Group Ltd. (Israel)	3,819	167,320
Bangkok Land PCL (Thailand)	1,002,400	46,287
Bayside Land Corp. (Israel)	603	244,241
Belle Corp. (Philippines)	272,900	16,773
BR Malls Participacoes SA (Brazil)*	45,760	174,195
BR Properties SA (Brazil)	7,500	19,649
Brasil Brokers Participacoes SA (Brazil)*	8,800	4,627
BUWOG AG (Austria)*	8,346	225,778
C C Land Holdings Ltd. (Hong Kong)	280,000	73,850
CA Immobilien Anlagen AG (Austria)*	8,676	165,404
Capital & Counties Properties PLC (United Kingdom)	37,363	139,271
CapitaLand Ltd. (Singapore)	135,100	318,940
Carnival Group International Holdings Ltd. (Hong Kong)*	210,000	25,492
Castellum AB (Sweden)	26,237	393,082
Cathay Real Estate Development Co. Ltd. (Taiwan)*	92,000	43,237
Central China Real Estate Ltd. (China)	145,000	34,397
Central Pattana PCL (Thailand)	39,200	65,899
China Aoyuan Property Group Ltd. (China)	290,000	69,685
China Logistics Property Holdings Co. Ltd. (China)*	23,000	9,697
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	55,784
China Minsheng Drawin Technology Group Ltd. (Hong Kong)*	260,000	10,642
China New City Commercial Development Ltd. (China)*	70,000	20,397

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
China Overseas Property Holdings Ltd. (Hong Kong)	15,000	$3,129
China SCE Property Holdings Ltd. (China)	332,000	81,091
China Vanke Co. Ltd. (China) (Class H Stock)	71,627	187,258
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	17,442
Chong Hong Construction Co. Ltd. (Taiwan)	32,820	55,554
CIFI Holdings Group Co. Ltd. (China)	384,000	121,210
Ciputra Surya Tbk PT (Indonesia)	26,987	5,591
Conwert Immobilien Invest SE (Austria)*	4,102	77,206
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	31,700	43,684
Country Garden Holdings Co. Ltd. (China)	878,000	466,516
Crown International Corp. Ltd. (Hong Kong)*	40,000	9,915
Daibiru Corp. (Japan)	5,100	46,507
Daito Trust Construction Co. Ltd. (Japan)	1,300	207,921
Da-Li Development Co. Ltd. (Taiwan)	19,793	12,846
Deutsche EuroShop AG (Germany)	2,478	115,216
Deutsche Wohnen AG (Germany)	10,003	363,992
DIC Asset AG (Germany)	1,461	14,754
Dios Fastigheter AB (Sweden)	30,145	227,575
Etalon Group Ltd. (Russia), GDR, RegS	12,134	33,369
Fabege AB (Sweden)	15,572	283,905
Farglory Land Development Co. Ltd. (Taiwan)	48,000	57,114
Filinvest Land, Inc. (Philippines)	1,201,000	45,518
First Capital Realty, Inc. (Canada)	13,200	221,149
Fullshare Holdings Ltd. (Hong Kong)	57,500	33,475
Global Logistic Properties Ltd. (Singapore)	159,000	219,317
Globe Trade Centre SA (Poland)*	14,532	31,410
Glorious Property Holdings Ltd. (Hong Kong)*	650,000	86,693
Goldcrest Co. Ltd. (Japan)	2,400	39,433
Grainger PLC (United Kingdom)	21,248	63,220
Great Eagle Holdings Ltd. (Hong Kong)	20,000	89,956
Greattown Holdings Ltd. (China) (Class B Stock)*	34,000	30,022
Grupo GICSA SA de CV (Mexico)*	29,200	18,975
Guangdong Land Holdings Ltd. (China)*	48,000	11,258
Guorui Properties Ltd. (China)	98,000	31,344
Hang Lung Group Ltd. (Hong Kong)	79,000	302,101
Hang Lung Properties Ltd. (Hong Kong)	108,000	244,981
Hanson International Tbk PT (Indonesia)*	1,416,500	15,222
Heiwa Real Estate Co. Ltd. (Japan)	16,800	242,204
Henderson Land Development Co. Ltd. (Hong Kong)	58,850	351,144
Hongkong Land Holdings Ltd. (Hong Kong)	133,200	945,720
Hopefluent Group Holdings Ltd. (China)	62,000	18,585
Huaku Development Co. Ltd. (Taiwan)	27,000	46,826
Huang Hsiang Construction Corp. (Taiwan)	18,000	22,780
Hulic Co. Ltd. (Japan)	24,900	254,411
Hung Poo Real Estate Development Corp. (Taiwan)	36,000	30,207
Hung Sheng Construction Ltd. (Taiwan)	33,000	17,926
Hydoo International Holding Ltd. (China)	302,000	30,949
Hysan Development Co. Ltd. (Hong Kong)	81,000	381,110
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,200	10,922
IMMOFINANZ AG (Austria)*	110,317	259,073

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Inmobiliaria Colonial SA (Spain)	11,199	$81,456
Intershop Holding AG (Switzerland)	414	213,016
Intiland Development Tbk PT (Indonesia)	212,200	9,754
Jiayuan International Group Ltd. (Hong Kong)*	28,000	9,243
KEE TAI Properties Co. Ltd. (Taiwan)	61,000	20,953
Kerry Properties Ltd. (Hong Kong)	86,500	284,176
Klovern AB (Sweden) (Class B Stock)	107,172	133,332
Kungsleden AB (Sweden)	8,426	61,625
Kuoyang Construction Co. Ltd. (Taiwan)*	48,000	20,857
LendLease Group (Australia)	15,490	167,857
Leopalace21 Corp. (Japan)	13,600	89,879
Lippo Karawaci Tbk PT (Indonesia)	587,300	44,710
Liu Chong Hing Investment Ltd. (Hong Kong)	16,000	23,001
Logan Property Holdings Co. Ltd. (China)	194,000	87,693
Longfor Properties Co. Ltd. (China)	128,000	197,737
LPN Development PCL (Thailand)	70,100	23,063
LPS Brasil Consultoria de Imoveis SA (Brazil)*	4,100	5,055
LVGEM China Real Estate Investment Co. Ltd. (Hong Kong)	180,000	57,047
Mah Sing Group Bhd (Malaysia)	251,800	98,898
Matrix Concepts Holdings Bhd (Malaysia)	35,800	22,517
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	16,063
Mitsui Fudosan Co. Ltd. (Japan)	52,000	1,106,270
Mobimo Holding AG (Switzerland)*	858	218,609
Modernland Realty Tbk PT (Indonesia)*	681,200	19,229
Multiplan Empreendimentos Imobiliarios SA (Brazil)	1,900	37,075
Nam Tai Property, Inc. (China)	2,185	17,611
New World Development Co. Ltd. (Hong Kong)	511,000	670,071
Nexity SA (France)*	5,173	273,198
NTT Urban Development Corp. (Japan)	5,600	54,102
Optics Valley Union Holding Co. Ltd. (China)*	224,000	25,020
Parque Arauco SA (Chile)	26,740	60,447
Ping An Securities Group Holdings Ltd. (Hong Kong)*	1,980,000	16,843
Platinum Group PCL (The) (Thailand) (Class F Stock)	90,100	16,252
Powerlong Real Estate Holdings Ltd. (China)	304,000	102,070
PP Properti Tbk PT (Indonesia)	113,100	11,564
Prince Housing & Development Corp. (Taiwan)	228,000	74,679
Property Perfect PCL (Thailand)	757,700	20,337
PSP Swiss Property AG (Switzerland)	4,615	439,760
PT Sentul City Tbk (Indonesia)*	1,214,100	8,663
Puradelta Lestari Tbk PT (Indonesia)	363,300	6,844
Radium Life Tech Co. Ltd. (Taiwan)*	115,260	36,685
Realogy Holdings Corp.	3,414	88,286
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	233,800	225,748
Redco Properties Group Ltd. (China), 144A*	24,000	17,550
Robinsons Land Corp. (Philippines)	182,800	116,986
Rojana Industrial Park PCL (Thailand)	142,280	20,449
Ronshine China Holdings Ltd. (China)*	21,500	19,149
S IMMO AG (Austria)*	19,358	203,700

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sansiri PCL (Thailand)	648,500	$32,565
SC Asset Corporation PCL (Thailand)	260,200	25,081
Selvaag Bolig ASA (Norway)	4,383	22,143
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	10,400	16,713
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	19,340	32,472
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	35,000	41,405
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	44,400	32,354
Shenzhen Wongtee International Enterprise Co. Ltd. (China)*	16,100	11,522
Siam Future Development PCL (Thailand)	110,524	19,298
Singha Estate PCL (Thailand)*	33,900	4,587
Sino Land Co. Ltd. (Hong Kong)	250,000	445,582
Sinyi Realty, Inc. (Taiwan)	16,000	14,536
SM Prime Holdings, Inc. (Philippines)	609,200	354,817
Sonae Sierra Brasil SA (Brazil)	1,600	9,097
SP Setia Bhd Group (Malaysia)	43,500	36,681
St. Joe Co. (The)*	3,613	66,407
Summarecon Agung Tbk PT (Indonesia)	151,500	20,483
Sun Hung Kai Properties Ltd. (Hong Kong)	78,704	1,196,518
Sunshine 100 China Holdings Ltd. (China), 144A	106,000	42,983
Sunway Bhd (Malaysia)	72,100	54,075
Supalai PCL (Thailand)	53,600	37,590
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	38,500	416,965
Swire Properties Ltd. (Hong Kong)	59,800	175,882
Swiss Prime Site AG (Switzerland)*	6,065	532,625
TAG Immobilien AG (Germany)	9,177	133,667
Taiwan Land Development Corp. (Taiwan)	161,882	53,282
TICON Industrial Connection PCL (Thailand) (Class F Stock)	52,800	24,229
Times Property Holdings Ltd. (China)	106,000	48,828
Tokyu Fudosan Holdings Corp. (Japan)	25,700	139,760
Tropicana Corp. Bhd (Malaysia)	53,500	13,371
United Development Co. QSC (Qatar)	26,389	147,592
UOA Development Bhd (Malaysia)	37,500	22,721
Vista Land & Lifescapes, Inc. (Philippines)	365,400	40,707
Vonovia SE (Germany)	11,809	447,672
WHA Corp. PCL (Thailand)*	391,350	35,238
Wheelock & Co. Ltd. (Hong Kong)	79,000	469,242
Wing Tai Holdings Ltd. (Singapore)	62,300	77,320
Wuzhou International Holdings Ltd. (China)*	288,000	28,991
Xinyuan Real Estate Co. Ltd. (China), ADR	8,500	53,720
Yanlord Land Group Ltd. (Singapore)	632,500	650,582
Yida China Holdings Ltd. (Hong Kong)	172,000	67,293
Ying Li International Real Estate Ltd. (Singapore)*	237,800	24,991
YNH Property Bhd (Malaysia)*	22,668	8,864
Yuzhou Properties Co. Ltd. (China)	192,000	71,344
Zall Group Ltd. (China)*	72,000	43,629

		21,331,566

Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	21,704	78,474
Blue Bird Tbk PT (Indonesia)	26,900	6,089

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
BTS Group Holdings PCL (Thailand)	244,300	$60,987
Canadian National Railway Co. (Canada)	13,800	902,083
Central Japan Railway Co. (Japan)	6,400	1,095,712
CJ Korea Express Corp. (South Korea)*	343	67,234
ComfortDelGro Corp. Ltd. (Singapore)	44,000	91,013
Cosan Logistica SA (Brazil)*	9,600	13,136
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	58,200	43,592
DSV A/S (Denmark)	5,975	298,124
East Japan Railway Co. (Japan)	11,200	1,010,957
Evergreen International Storage & Transport Corp. (Taiwan)	56,000	23,092
Firstgroup PLC (United Kingdom)*	94,769	129,741
Guangshen Railway Co. Ltd. (China) (Class H Stock)	118,000	61,369
Hankyu Hanshin Holdings, Inc. (Japan)	10,600	365,476
Heartland Express, Inc.	3,609	68,138
Hitachi Transport System Ltd. (Japan)	8,000	159,856
J.B. Hunt Transport Services, Inc.	1,174	95,258
JSL SA (Brazil)	3,300	10,949
Keikyu Corp. (Japan)	13,000	135,648
Keio Corp. (Japan)	21,000	183,640
Keisei Electric Railway Co. Ltd. (Japan)	6,500	162,515
Kintetsu Group Holdings Co. Ltd. (Japan)	42,000	176,273
Knight Transportation, Inc.(a)	2,742	78,668
Landstar System, Inc.	1,392	94,767
Localiza Rent a Car SA (Brazil)	1,600	19,581
MTR Corp. Ltd. (Hong Kong)	42,730	236,127
Nagoya Railroad Co. Ltd. (Japan)	51,000	277,524
Nankai Electric Railway Co. Ltd. (Japan)	13,000	62,466
National Express Group PLC (United Kingdom)	37,584	167,802
Nikkon Holdings Co. Ltd. (Japan)	11,400	248,203
Nippon Express Co. Ltd. (Japan)	36,000	168,299
Norfolk Southern Corp.	6,853	665,152
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	100,202
Old Dominion Freight Line, Inc.*	1,295	88,850
PKP Cargo SA (Poland)*	3,329	33,094
Sankyu, Inc. (Japan)	17,000	97,627
Seino Holdings Co. Ltd. (Japan)	50,600	532,144
Senko Co. Ltd. (Japan)	16,800	117,052
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	100	160
SMRT Corp. Ltd. (Singapore)	73,000	90,078
Tobu Railway Co. Ltd. (Japan)	24,000	122,257
Tokyu Corp. (Japan)	20,000	152,566
Union Pacific Corp.	13,232	1,290,517
Werner Enterprises, Inc.	2,409	56,057
West Japan Railway Co. (Japan)	6,900	428,036

		10,366,585

Semiconductors & Semiconductor Equipment — 0.7%
ams AG (Austria)	1,971	64,044
Ardentec Corp. (Taiwan)	37,714	28,875
ASM International NV (Netherlands)	10,919	446,342
ASML Holding NV (Netherlands)	7,750	849,334
ASPEED Technology, Inc. (Taiwan)	1,000	14,404
BE Semiconductor Industries NV (Netherlands)	9,925	338,598
Chen Full International Co. Ltd. (Taiwan)	3,000	5,011

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
China Soft Power Technology Holdings Ltd. (Hong Kong)*	406,000	$10,784
ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)	2,800	55,440
ChipMOS TECHNOLOGIES, Inc. (Taiwan)*	40,000	38,841
Cirrus Logic, Inc.*	1,790	95,139
Disco Corp. (Japan)	1,100	130,279
Everlight Electronics Co. Ltd. (Taiwan)	40,000	64,309
Formosa Advanced Technologies Co. Ltd. (Taiwan)	20,000	14,457
Global Lighting Technologies, Inc. (Taiwan)	7,000	16,810
Global Mixed Mode Technology, Inc. (Taiwan)	4,000	8,749
Global Unichip Corp. (Taiwan)	4,000	9,693
Greatek Electronics, Inc. (Taiwan)	36,000	45,930
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR(a)	4,600	39,514
Holtek Semiconductor, Inc. (Taiwan)	9,000	14,447
Hua Hong Semiconductor Ltd. (China), 144A	56,000	65,322
Inotera Memories, Inc. (Taiwan)*	237,000	209,176
Intel Corp.	101,861	3,845,253
JA Solar Holdings Co. Ltd. (China), ADR*	8,300	49,883
King Yuan Electronics Co. Ltd. (Taiwan)	96,000	85,354
Kinsus Interconnect Technology Corp. (Taiwan)	33,000	77,249
KLA-Tencor Corp.	1,583	110,351
Land Mark Optoelectronics Corp. (Taiwan)	2,000	22,190
Linear Technology Corp.	3,222	191,032
Lite-On Semiconductor Corp. (Taiwan)	39,000	29,422
Malaysian Pacific Industries Bhd (Malaysia)	11,600	21,884
Maxim Integrated Products, Inc.	4,654	185,834
Megachips Corp. (Japan)	3,400	69,785
Melexis NV (Belgium)	1,731	124,377
Micronics Japan Co. Ltd. (Japan)	7,900	106,010
Mimasu Semiconductor Industry Co. Ltd. (Japan)	6,500	77,118
Mitsui High-Tec, Inc. (Japan)	2,100	14,444
Nanya Technology Corp. (Taiwan)	47,000	59,049
NuFlare Technology, Inc. (Japan)	2,000	104,434
NXP Semiconductors NV (Netherlands)*	10,034	1,023,568
Orient Semiconductor Electronics Ltd. (Taiwan)*	57,000	22,978
Phison Electronics Corp. (Taiwan)	11,000	84,009
Powertech Technology, Inc. (Taiwan)	52,000	135,143
QUALCOMM, Inc.	33,025	2,262,213
Rambus, Inc.*	2,364	29,550
Rudolph Technologies, Inc.*(a)	3,709	65,798
Semiconductor Manufacturing International Corp. (China)*	3,807,000	428,850
Shinko Electric Industries Co. Ltd. (Japan)	14,900	84,326
Sigurd Microelectronics Corp. (Taiwan)	27,000	20,260
Siliconware Precision Industries Co. Ltd. (Taiwan)	132,000	198,265
Sitronix Technology Corp. (Taiwan)	6,000	19,886
Sonix Technology Co. Ltd. (Taiwan)	12,000	12,945
SPI Energy Co. Ltd. (China), ADR*	3,000	6,900
STMicroelectronics NV (Switzerland), (CHI-X)	23,384	190,651
Sunplus Technology Co. Ltd. (Taiwan)	75,000	27,723

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	193,400	$5,916,106
Taiwan Surface Mounting Technology Corp. (Taiwan)	49,000	41,314
Tessera Technologies, Inc.	1,964	75,496
Tokyo Electron Ltd. (Japan)	5,800	512,627
Topco Scientific Co. Ltd. (Taiwan)	8,930	24,250
Trina Solar Ltd. (China), ADR*(a)	12,200	124,928
u-blox Holding AG (Switzerland)*	344	74,460
Unisem M Bhd (Malaysia)	45,000	27,465
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	5,000	7,081
Win Semiconductors Corp. (Taiwan)	45,440	133,601
Youngtek Electronics Corp. (Taiwan)	16,130	24,644

		19,314,204

Software — 0.7%
Activision Blizzard, Inc.	10,941	484,686
Altium Ltd. (Australia)	27,915	197,701
ANSYS, Inc.*	1,308	121,134
Asseco Poland SA (Poland)	7,038	102,604
AVEVA Group PLC (United Kingdom)	2,861	73,943
Broadleaf Co. Ltd. (Japan)	7,500	82,373
CA, Inc.	7,110	235,199
Capcom Co. Ltd. (Japan)	13,400	329,679
CD Projekt SA (Poland)*	428	4,463
CDK Global, Inc.	2,333	133,821
Check Point Software Technologies Ltd. (Israel)*	3,464	268,841
Cyberlink Corp. (Taiwan)	7,000	15,119
Dassault Systemes (France)	2,118	183,866
Electronic Arts, Inc.*	4,822	411,799
Fleetmatics Group PLC*	1,254	75,215
Fuji Soft, Inc. (Japan)	3,300	92,507
Gamania Digital Entertainment Co. Ltd. (Taiwan)	3,000	2,844
Gemalto NV (Netherlands)	3,699	236,993
Globo PLC (United Kingdom)*^	109,171	—
Koei Tecmo Holdings Co. Ltd. (Japan)	5,400	107,061
Konami Holdings Corp. (Japan)	4,200	162,289
KongZhong Corp. (China), ADR*	5,400	36,396
Linx SA (Brazil)	1,900	11,451
Marvelous, Inc. (Japan)(a)	15,700	122,570
Mentor Graphics Corp.	4,228	111,788
Micro Focus International PLC (United Kingdom)	22,249	633,300
Microsoft Corp.	102,335	5,894,496
National Agricultural Holdings Ltd. (Hong Kong)*	110,000	19,725
Open Text Corp. (Canada)	3,000	194,321
Oracle Corp.	61,273	2,406,803
Sage Group PLC (The) (United Kingdom)	34,585	330,446
SAP SE (Germany)	19,441	1,777,935
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	15,600	28,922
SimCorp A/S (Denmark)	2,189	127,008
Software AG (Germany)	13,192	559,102
Square Enix Holdings Co. Ltd. (Japan)	2,600	89,656
SS&C Technologies Holdings, Inc.	3,989	128,246
Symantec Corp.	16,299	409,105
Synopsys, Inc.*	4,471	265,354
Take-Two Interactive Software, Inc.*	1,417	63,878

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Technology One Ltd. (Australia)	16,626	$76,024
TOTVS SA (Brazil)	2,886	27,421
Trend Micro, Inc. (Japan)	2,300	80,236
Ubisoft Entertainment SA (France)*	18,278	690,619
Verint Systems, Inc.*	2,772	104,310
VMware, Inc. (Class A Stock)*(a)	4,146	304,109
Zynga, Inc. (Class A Stock)*	13,437	39,102

		17,854,460

Specialty Retail — 0.5%
Aaron’s, Inc.	3,304	83,988
Abercrombie & Fitch Co. (Class A Stock)	1,890	30,032
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	9,772
Adastria Co. Ltd. (Japan)	1,980	45,490
Advance Auto Parts, Inc.	1,052	156,874
Alpen Co. Ltd. (Japan)	4,000	72,206
American Eagle Outfitters, Inc.(a)	3,625	64,743
AOKI Holdings, Inc. (Japan)	2,600	29,440
Aoyama Trading Co. Ltd. (Japan)	7,100	245,560
Arcland Sakamoto Co. Ltd. (Japan)	1,300	14,598
Autobacs Seven Co. Ltd. (Japan)	7,800	111,856
AutoNation, Inc.*(a)	2,239	109,062
Barnes & Noble Education, Inc.*	1,673	16,011
Barnes & Noble, Inc.	2,503	28,284
Beauty Community PCL (Thailand)	40,600	11,163
Bed Bath & Beyond, Inc.	5,082	219,085
BEP International Holdings Ltd. (Hong Kong)	120,000	7,787
Best Buy Co., Inc.	6,458	246,566
Bic Camera, Inc. (Japan)	18,600	154,637
Buckle, Inc. (The)(a)	852	20,474
Cabela’s, Inc.*	1,493	82,010
Cashbuild Ltd. (South Africa)	750	23,049
Cato Corp. (The) (Class A Stock)	1,561	51,341
Chico’s FAS, Inc.	3,436	40,888
Children’s Place, Inc. (The)(a)	848	67,730
China Greenland Rundong Auto Group Ltd. (China), 144A*	16,000	7,005
China Yongda Automobiles Services Holdings Ltd. (China)	101,000	46,772
Chiyoda Co. Ltd. (Japan)	2,400	59,039
Cia Hering (Brazil)	4,100	22,705
CST Brands, Inc.	1,705	81,993
DCM Holdings Co. Ltd. (Japan)	14,600	125,466
Dick’s Sporting Goods, Inc.	2,851	161,709
DNA 2002 PCL (Thailand)*	78,900	4,103
DSW, Inc. (Class A Stock)	1,735	35,533
Dunelm Group PLC (United Kingdom)	10,994	121,318
EDION Corp. (Japan)	1,600	13,403
Express, Inc.*	2,558	30,159
Fast Retailing Co. Ltd. (Japan)	800	257,620
Fielmann AG (Germany)	1,421	115,858
Finish Line, Inc. (The) (Class A Stock)	1,428	32,958
Foot Locker, Inc.	2,449	165,846
GameStop Corp. (Class A Stock)	3,812	105,173
Gap, Inc. (The)	6,323	140,624
Geo Holdings Corp. (Japan)	9,800	126,812
Giordano International Ltd. (Hong Kong)	66,000	34,020
GNC Holdings, Inc. (Class A Stock)	2,886	58,932
Haverty Furniture Cos., Inc.	1,125	22,545

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Hengdeli Holdings Ltd. (Hong Kong)*	460,000	$51,280
Hennes & Mauritz AB (Sweden) (Class B Stock)	13,905	392,477
Holdsport Ltd. (South Africa)	1,931	8,097
Home Depot, Inc. (The)	8,407	1,081,813
Home Product Center PCL (Thailand)	116,448	33,607
Honeys Co. Ltd. (Japan)	3,070	36,049
Industria de Diseno Textil SA (Spain)	12,892	478,011
Italtile Ltd. (South Africa)	5,237	5,532
JB Hi-Fi Ltd. (Australia)	22,392	498,385
JD Sports Fashion PLC (United Kingdom)	25,925	495,668
KappAhl AB (Sweden)	4,860	24,773
Kingfisher PLC (United Kingdom)	92,118	449,447
Kohnan Shoji Co. Ltd. (Japan)	13,600	264,505
Komeri Co. Ltd. (Japan)	1,800	43,802
Konaka Co. Ltd. (Japan)	3,100	14,534
Koradior Holdings Ltd. (China)	11,000	16,447
K’s Holdings Corp. (Japan)	7,900	130,577
Lewis Group Ltd. (South Africa)	11,355	33,835
Lowe’s Cos., Inc.	12,862	928,765
M.Video PJSC (Russia)*	2,900	15,867
Monro Muffler Brake, Inc.(a)	631	38,598
Murphy USA, Inc.*	1,565	111,678
Nitori Holdings Co. Ltd. (Japan)	1,600	191,796
Office Depot, Inc.	19,492	69,586
O’Reilly Automotive, Inc.*	1,175	329,129
Pou Sheng International Holdings Ltd. (Hong Kong)	156,000	51,773
PTG Energy PCL (Thailand)	13,400	10,055
Rent-A-Center, Inc.	2,167	27,391
Ross Stores, Inc.	6,116	393,259
Sanrio Co. Ltd. (Japan)	1,900	34,857
Senao International Co. Ltd. (Taiwan)	9,000	15,090
Shimachu Co. Ltd. (Japan)	3,400	84,703
Shimamura Co. Ltd. (Japan)	1,000	121,741
Siam Global House PCL (Thailand)	75,090	31,423
Signet Jewelers Ltd.	2,411	179,692
Staples, Inc.	24,637	210,646
Super Group Ltd. (South Africa)*	12,240	37,930
Super Retail Group Ltd. (Australia)	19,825	155,432
Symphony Holdings Ltd. (Hong Kong)	800,000	83,847
Tiphone Mobile Indonesia Tbk PT (Indonesia)	47,900	2,370
TJX Cos., Inc. (The)	9,071	678,329
Tractor Supply Co.	1,589	107,019
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	21,000	19,679
Ulta Salon Cosmetics & Fragrance, Inc.*	672	159,923
Urban Outfitters, Inc.*	2,386	82,365
USS Co. Ltd. (Japan)	3,300	55,851
Valora Holding AG (Switzerland)	388	110,568
Via Varejo SA (Brazil), UTS	8,500	16,571
Vitamin Shoppe, Inc.*(a)	971	26,071
WH Smith PLC (United Kingdom)	17,144	342,010
Williams-Sonoma, Inc.	1,927	98,431
Xebio Holdings Co. Ltd. (Japan)	2,400	35,947
Yamada Denki Co. Ltd. (Japan)	38,100	188,979
Yellow Hat Ltd. (Japan)	1,900	39,049

		12,857,498

Technology Hardware, Storage & Peripherals — 1.0%
Advantech Co. Ltd. (Taiwan)	9,596	82,595

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Apple, Inc.	119,096	$13,463,803
Asustek Computer, Inc. (Taiwan)	69,000	616,786
Aten International Co. Ltd. (Taiwan)	6,000	15,341
Axiomtek Co. Ltd. (Taiwan)	3,000	5,838
BOE Technology Group Co. Ltd. (China) (Class B Stock)	112,600	29,231
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	376,154	28,008
Canon, Inc. (Japan)	42,700	1,239,682
Chicony Electronics Co. Ltd. (Taiwan)	37,365	94,769
CMC Magnetics Corp. (Taiwan)*	429,852	54,052
DFI, Inc. (Taiwan)	5,000	8,656
Eizo Corp. (Japan)	3,600	97,627
Elitegroup Computer Systems Co. Ltd. (Taiwan)	87,216	36,510
FUJIFILM Holdings Corp. (Japan)	22,700	840,874
Getac Technology Corp. (Taiwan)	48,000	56,016
Gigabyte Technology Co. Ltd. (Taiwan)	53,000	70,553
Ibase Technology, Inc. (Taiwan)	3,269	7,747
IEI Integration Corp. (Taiwan)	19,660	28,589
Infortrend Technology, Inc. (Taiwan)	47,000	25,664
Innodisk Corp. (Taiwan)	1,049	3,075
Inventec Corp. (Taiwan)	261,000	214,261
Japan Digital Laboratory Co. Ltd. (Japan)	3,500	51,336
Jess-Link Products Co. Ltd. (Taiwan)	16,000	14,148
Lenovo Group Ltd. (China)	518,000	345,737
Lite-On Technology Corp. (Taiwan)	181,261	262,054
Logitech International SA (Switzerland)	13,668	306,794
Melco Holdings, Inc. (Japan)	2,700	65,756
Micro-Star International Co. Ltd. (Taiwan)	43,000	112,106
Neopost SA (France)	4,620	124,891
NetApp, Inc.	9,966	356,982
Portwell, Inc. (Taiwan)	10,000	14,301
Primax Electronics Ltd. (Taiwan)	32,000	47,100
Quanta Computer, Inc. (Taiwan)	216,000	452,670
Quanta Storage, Inc. (Taiwan)	30,000	31,210
Ricoh Co. Ltd. (Japan)	48,200	436,182
Riso Kagaku Corp. (Japan)	4,200	68,833
Ritek Corp. (Taiwan)*	431,398	87,986
Samsung Electronics Co. Ltd. (South Korea)	4,268	6,217,462
Sunrex Technology Corp. (Taiwan)*	54,301	30,811
Transcend Information, Inc. (Taiwan)	15,000	43,860
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	7,658
Wistron Corp. (Taiwan)	312,798	233,304

		26,330,858

Textiles, Apparel & Luxury Goods — 0.3%
361 Degrees International Ltd. (China)	99,000	35,357
adidas AG (Germany)	4,053	704,920
Aksa Akrilik Kimya Sanayii A/S (Turkey)	7,792	21,180
ANTA Sports Products Ltd. (China)	43,000	117,573
Arezzo Industria e Comercio SA (Brazil)	800	6,534
Asics Corp. (Japan)	6,900	139,023
Belle International Holdings Ltd. (China)	692,000	479,126
Best Pacific International Holdings Ltd. (China) (Class H Stock)	28,000	23,841
Bijou Brigitte AG (Germany)	651	39,063
Bosideng International Holdings Ltd. (Hong Kong)	596,000	54,080

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Boyner Perakende Ve Tekstil Yatirimlari A/S (Turkey)*	331	$8,286
Brunello Cucinelli SpA (Italy)	2,715	52,741
C.banner International Holdings Ltd. (China)*	81,000	23,783
Cabbeen Fashion Ltd. (China)	31,000	8,089
Carter’s, Inc.	1,261	109,341
CCC SA (Poland)	856	39,646
China Dongxiang Group Co. Ltd. (China)	530,000	104,949
China Lilang Ltd. (China)	60,000	34,284
Christian Dior SE (France)	1,657	297,179
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	136,000	32,064
Coach, Inc.	4,963	181,447
Cosmo Lady China Holdings Co. Ltd. (China), 144A	85,000	35,163
Daphne International Holdings Ltd. (China)*	76,000	10,165
De Licacy Industrial Co. Ltd. (Taiwan)	2,000	1,733
Deckers Outdoor Corp.*(a)	695	41,387
Eclat Textile Co. Ltd. (Taiwan)	6,191	74,176
Everest Textile Co. Ltd. (Taiwan)	31,000	15,464
Feng TAY Enterprise Co. Ltd. (Taiwan)	13,896	61,832
Fila Korea Ltd. (South Korea)	1,003	87,116
Formosa Taffeta Co. Ltd. (Taiwan)	97,000	92,180
Forus SA (Chile)	5,768	21,489
Fuguiniao Co. Ltd. (China) (Class H Stock)^	50,000	24,947
Gildan Activewear, Inc. (Canada)	5,900	164,775
Grendene SA (Brazil)	4,000	21,979
Guararapes Confeccoes SA (Brazil)	600	12,459
Gunze Ltd. (Japan)	24,000	77,536
Handsome Co. Ltd. (South Korea)	1,910	70,625
Hanesbrands, Inc.(a)	8,629	217,882
Hansae Co. Ltd. (South Korea)	1,102	26,949
Hermes International (France)	235	95,672
HOSA International Ltd. (China)	76,000	26,539
Kering (France)	2,066	416,886
Kwong Fong Industries Corp. (Taiwan)	17,760	13,474
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	8,200	28,962
Lealea Enterprise Co. Ltd. (Taiwan)	170,258	45,994
LF Corp. (South Korea)	2,778	56,040
Li Ning Co. Ltd. (China)*	80,791	55,662
Li Peng Enterprise Co. Ltd. (Taiwan)*	122,650	30,018
lululemon athletica, Inc.*(a)	855	52,138
Luthai Textile Co. Ltd. (China) (Class B Stock)	28,800	36,878
Luxottica Group SpA (Italy)	2,323	110,954
LVMH Moet Hennessy Louis Vuitton SE (France)	5,193	885,468
Makalot Industrial Co. Ltd. (Taiwan)	9,731	46,737
MC Group PCL (Thailand)	48,800	19,154
Michael Kors Holdings Ltd.*	4,853	227,072
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	9,432
NIKE, Inc. (Class B Stock)	20,806	1,095,436
Onward Holdings Co. Ltd. (Japan)	16,000	115,308
Paiho Shih Holdings Corp. (Taiwan)	7,000	8,406
Pan Brothers Tbk PT (Indonesia)	225,300	8,052
Peak Sport Products Co. Ltd. (China)	118,000	38,434
Pegas Nonwovens SA (Czech Republic)	1,748	57,089
Pou Chen Corp. (Taiwan)	223,000	315,091
Prada SpA (Italy)	17,500	56,201

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Puma SE (Germany)	269	$72,057
Ralph Lauren Corp.	2,022	204,505
Restoque Comercio e Confeccoes de Roupas SA (Brazil)*	6,600	7,651
Safilo Group SpA (Italy)*	2,483	23,786
Samsonite International SA	32,400	104,012
Sanyo Shokai Ltd. (Japan)	30,000	49,692
Shanghai Haixin Group Co. (China) (Class B Stock)	26,100	22,394
Shaw Brothers Holdings Ltd. (China)*	62,000	7,397
Shenzhou International Group Holdings Ltd. (China)	27,000	188,942
Silverman Holdings Ltd. (China)*	100,000	13,586
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	10,665
Tainan Enterprises Co. Ltd. (Taiwan)	13,000	12,659
Tainan Spinning Co. Ltd. (Taiwan)	230,143	91,154
Taiwan Paiho Ltd. (Taiwan)	12,000	43,013
Texwinca Holdings Ltd. (Hong Kong)	62,000	42,960
Toung Loong Textile Manufacturing (Taiwan)	3,000	8,767
TSI Holdings Co. Ltd. (Japan)	7,800	45,366
VF Corp.	4,382	245,611
Victory City International Holdings Ltd. (Hong Kong)	442,000	22,070
Vistula Group SA (Poland)*	6,774	5,758
Wacoal Holdings Corp. (Japan)	15,000	169,318
Weiqiao Textile Co. (China) (Class H Stock)	93,500	66,954
Xtep International Holdings Ltd. (China)	97,000	45,453
Yondoshi Holdings, Inc. (Japan)	1,500	34,862
Youngone Corp. (South Korea)	1,621	54,750
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	144,650
Zig Sheng Industrial Co. Ltd. (Taiwan)	83,000	22,305

		9,181,797

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	4,373	144,560
Amlak Finance PJSC (United Arab Emirates)*	433,704	154,429
Astoria Financial Corp.	5,993	87,498
BofI Holding, Inc.*(a)	2,203	49,347
Capitol Federal Financial, Inc.	9,763	137,365
EverBank Financial Corp.	7,042	136,333
Genworth MI Canada, Inc. (Canada)	3,900	100,357
Kearny Financial Corp.	9,320	126,845
Malaysia Building Society Bhd (Malaysia)	219,000	49,586
New York Community Bancorp, Inc.(a)	14,817	210,846
Northwest Bancshares, Inc.	11,817	185,645
OneSavings Bank PLC (United Kingdom)	30,359	100,171
Oritani Financial Corp.	3,902	61,339
Paragon Group of Cos. PLC (The) (United Kingdom)	57,106	231,578
Provident Financial Services, Inc.	5,892	125,087
Walker & Dunlop, Inc.*	2,487	62,822
Washington Federal, Inc.	7,264	193,804

		2,157,612

Tobacco — 0.1%
Altria Group, Inc.	5,696	360,158
British American Tobacco Malaysia Bhd (Malaysia)	2,000	23,762

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
British American Tobacco PLC (United Kingdom)	15,726	$1,002,937
Gudang Garam Tbk PT (Indonesia)	17,500	83,272
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	116,000	35,130
Imperial Brands PLC (United Kingdom)	12,710	654,188
Japan Tobacco, Inc. (Japan)	21,000	859,640
KT&G Corp. (South Korea)	2,883	328,314
Philip Morris CR A/S (Czech Republic)	65	33,435
Reynolds American, Inc.	9,592	452,263
Universal Corp.	2,263	131,752

		3,964,851

Trading Companies & Distributors — 0.2%
AKR Corporindo Tbk PT (Indonesia)	34,200	16,975
B&B Tools AB (Sweden) (Class B Stock)	9,368	209,263
BayWa AG (Germany)	2,600	84,574
Brenntag AG (Germany)	4,359	238,216
Bunzl PLC (United Kingdom)	7,141	210,576
Cramo OYJ (Finland)	1,495	38,496
Fastenal Co.	3,052	127,513
Ferreycorp SAA (Peru)	127,981	62,421
Fly Leasing Ltd. (Ireland), ADR	2,864	33,194
Greater China Financial Holdings Ltd. (Hong Kong)*	324,000	12,380
Howden Joinery Group PLC (United Kingdom)	18,839	105,545
Hudaco Industries Ltd. (South Africa)	991	7,420
Inaba Denki Sangyo Co. Ltd. (Japan)	5,200	187,960
Inabata & Co. Ltd. (Japan)	6,900	70,927
Invicta Holdings Ltd. (South Africa)	3,332	13,635
Iwatani Corp. (Japan)	28,000	172,901
Kamei Corp. (Japan)	20,100	175,363
Kloeckner & Co. SE (Germany)*	40,259	490,617
Kuroda Electric Co. Ltd. (Japan)	6,400	122,816
Mills Estruturas e Servicos de Engenharia SA (Brazil)*	4,900	6,795
MISUMI Group, Inc. (Japan)	8,400	157,859
Mitsui & Co. Ltd. (Japan)	57,600	798,272
MSC Industrial Direct Co., Inc. (Class A Stock)	1,820	133,606
Nagase & Co. Ltd. (Japan)	14,000	168,446
Nishio Rent All Co. Ltd. (Japan)	2,100	61,817
Prosperity International Holdings HK Ltd. (Hong Kong)*	720,000	12,396
Seven Group Holdings Ltd. (Australia)	3,125	20,671
Shanghai Dasheng Agricultural Finance Technology Co. Ltd. (China)	200,000	18,666
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China)	7,400	12,876
Solar A/S (Denmark) (Class B Stock)	889	50,649
Tomoe Engineering Co. Ltd. (Japan)	2,200	33,790
Toromont Industries Ltd. (Canada)	2,400	71,600
Trencor Ltd. (South Africa)	13,094	32,166
W.W. Grainger, Inc.(a)	887	199,433
Wakita & Co. Ltd. (Japan)	5,300	40,275
Watsco, Inc.	364	51,288
Wolseley PLC (Switzerland)	3,452	194,148

		4,445,545

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA (Spain)	12,851	$200,212
Aena SA (Spain), 144A	1,608	237,358
Aeroports de Paris (France)	1,258	124,827
Airports of Thailand PCL (Thailand)	12,000	138,182
Anhui Expressway Co. Ltd. (China) (Class H Stock)	18,000	15,041
ASTM SpA (Italy)	9,608	104,949
Atlantia SpA (Italy)	9,178	233,100
Auckland International Airport Ltd. (New Zealand)	31,164	167,034
Bangkok Expressway & Metro PCL (Thailand)	205,500	40,922
BBA Aviation PLC (United Kingdom)	42,877	138,779
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	216,000	246,224
CCR SA (Brazil)	9,800	51,529
China Merchants Port Holdings Co. Ltd. (China)	82,000	219,964
CIG Yangtze Ports PLC (Hong Kong)*	44,000	6,830
COSCO International Holdings Ltd. (China)	80,000	36,135
COSCO SHIPPING Ports Ltd. (China)	236,000	242,822
EcoRodovias Infraestrutura e Logistica SA (Brazil)*	1,600	4,334
Flughafen Wien AG (Austria)	2,252	55,640
Flughafen Zuerich AG (Switzerland)	1,031	201,554
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,372	129,821
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,300	37,138
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	260	24,692
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	7,200	68,447
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	571	83,606
Guangdong Provincial Expressway Development Co. Ltd. (China) (Class B Stock)	73,900	47,012
Hamburger Hafen und Logistik AG (Germany)	4,011	61,047
HNA Infrastructure Co. Ltd. (China)	22,000	24,673
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	3,086
Hutchison Port Holdings Trust (Hong Kong), UTS	230,000	102,350
International Container Terminal Services, Inc. (Philippines)	36,020	57,346
Jasa Marga Persero Tbk PT (Indonesia)	47,400	16,749
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	62,000	86,039
Jinzhou Port Co. Ltd. (China) (Class B Stock)	39,700	21,225
Kamigumi Co. Ltd. (Japan)	16,000	139,583
Macquarie Infrastructure Corp.	1,436	119,533
Mitsubishi Logistics Corp. (Japan)	6,000	86,776
Nissin Corp. (Japan)	29,000	91,381
Nusantara Infrastructure Tbk PT (Indonesia)*	1,031,500	9,965
Port of Tauranga Ltd. (New Zealand)	1,948	27,821
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	5,540	59,641

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	1,700	$15,519
Prumo Logistica SA (Brazil)*	5,860	12,559
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	180,000	106,964
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)	188,500	46,337
Santos Brasil Participacoes SA (Brazil)	3,500	3,013
SATS Ltd. (Singapore)	39,000	142,560
Shenzhen Chiwan Wharf Holdings Ltd. (China) (Class B Stock)	13,600	21,581
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	42,000	44,336
Sociedad Matriz SAAM SA (Chile)	500,872	41,890
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	67,268
TAV Havalimanlari Holding A/S (Turkey)	2,591	10,680
Transurban Group (Australia)	26,348	230,264
Westports Holdings Bhd (Malaysia)	21,300	22,630
Wilson Sons Ltd. (Brazil), BDR	1,700	18,290
Yuexiu Transport Infrastructure Ltd. (China)	78,000	53,630
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	274,000	290,276

		4,891,164

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	93,154	59,840
American States Water Co.	1,972	78,979
American Water Works Co., Inc.	3,621	270,996
Aqua America, Inc.(a)	3,148	95,951
Beijing Enterprises Water Group Ltd. (China)*	252,000	171,794
California Water Service Group	3,018	96,848
China Water Affairs Group Ltd. (Hong Kong)	74,000	47,814
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	11,600	107,416
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,400	34,072
CT Environmental Group Ltd. (China)	108,000	31,502
Guangdong Investment Ltd. (China)	164,000	261,981
Inversiones Aguas Metropolitanas SA (Chile)	24,639	44,068
Manila Water Co., Inc. (Philippines)	64,600	39,008
Pennon Group PLC (United Kingdom)	13,149	152,028
Severn Trent PLC (United Kingdom)	5,852	189,884
SIIC Environment Holdings Ltd. (Singapore)*	89,820	40,872
Taliworks Corp. Bhd (Malaysia)	45,400	16,267
TTW PCL (Thailand)	78,300	24,405
United Utilities Group PLC (United Kingdom)	20,023	260,072

		2,023,797

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	31,100	143,608
America Movil SAB de CV (Mexico) (Class L Stock), ADR	40,150	459,316
Axiata Group Bhd (Malaysia)	165,100	208,405
China Mobile Ltd. (China)	422,000	5,184,004
DiGi.Com Bhd (Malaysia)	7,600	9,153

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Empresa Nacional de Telecomunicaciones SA (Chile)*	6,553	$64,084
Far EasTone Telecommunications Co. Ltd. (Taiwan)	70,000	165,510
Freenet AG (Germany)	5,377	157,378
Globe Telecom, Inc. (Philippines)	1,110	46,864
Indosat Tbk PT (Indonesia)*	42,400	19,564
KDDI Corp. (Japan)	55,500	1,719,502
Maxis Bhd (Malaysia)	35,700	53,246
MegaFon PJSC (Russia), GDR, RegS	7,346	70,301
Millicom International Cellular SA (Luxembourg), SDR	2,936	152,118
NTT DOCOMO, Inc. (Japan)(a)	44,300	1,125,354
Orange Belgium SA (Belgium)*	2,070	50,660
PLDT, Inc. (Philippines), ADR	3,450	123,062
PT Tower Bersama Infrastructure Tbk (Indonesia)	42,300	19,795
Rogers Communications, Inc. (Canada) (Class B Stock)	5,500	233,340
Samart Corp. PCL (Thailand)	34,800	13,860
SK Telecom Co. Ltd. (South Korea)	1,939	397,574
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	63,693
Taiwan Mobile Co. Ltd. (Taiwan)	53,000	190,562
Tele2 AB (Sweden) (Class B Stock)	15,691	135,446
TIM Participacoes SA (Brazil), ADR(a)	4,520	55,325
T-Mobile US, Inc.*	3,855	180,106
Turkcell Iletisim Hizmetleri A/S (Turkey)*	43,669	141,199
Vodacom Group Ltd. (South Africa)	7,472	83,952
Vodafone Group PLC (United Kingdom), ADR	105,815	3,084,507
XL Axiata Tbk PT (Indonesia)*	144,700	30,000

		14,381,488

TOTAL COMMON STOCKS (cost $809,434,507)		870,515,937

EXCHANGE TRADED FUNDS — 1.1%
iShares JP Morgan USD Emerging Markets Bond ETF	175,831	20,609,152
iShares MSCI India Index ETF*	1,192,790	8,743,151
SPDR Dow Jones International Real Estate	2,223	92,721
Vanguard REIT ETF	1,060	91,944

TOTAL EXCHANGE TRADED FUNDS (cost $28,335,794)		29,536,968

PREFERRED STOCKS — 0.2%
Automobiles
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	203,398

Banks — 0.1%
Absa Bank Ltd. (South Africa) (PRFC)	289	15,924
Banco ABC Brasil SA (Brazil) (PRFC)	5,300	22,164
Banco Davivienda SA (Colombia) (PRFC)	18,060	184,775
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	70,941	31,001
Itau Unibanco Holding SA (Brazil) (PRFC)	66,560	731,676
Itausa - Investimentos Itau SA (Brazil) (PRFC)	120,550	310,628

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Banks (cont’d.)
Shinkin Central Bank (Japan) (PRFC A)	70	$159,014

		1,455,182

Beverages
Coca-Cola Embonor SA (Chile) (PRFC B)	21,265	48,501
Embotelladora Andina SA (Chile) (PRFC A)	5,655	19,778
Embotelladora Andina SA (Chile) (PRFC B)	9,231	35,356

		103,635

Building Products
Villeroy & Boch AG (Germany) (PRFC)	4,101	65,459

Capital Markets
Banco BTG Pactual SA (Brazil) (PRFC)(g)	12,449	14,174

Chemicals
Braskem SA (Brazil) (PRFC A)	4,100	31,618

Construction Materials
Cementos Argos SA (Colombia) (PRFC)	3,682	13,791
Grupo Argos SA (Colombia) (PRFC)	9,425	58,249
STO SE & Co. KGaA (Germany) (PRFC)	1,818	226,648

		298,688

Diversified Financial Services
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,835	127,229

Electric Utilities
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	8,700	64,257
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	1,400	28,412
Cia Energetica do Ceara (Brazil) (PRFC A)	1,100	16,100
Cia Paranaense de Energia (Brazil) (PRFC B)	5,600	58,270
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	4,900	15,881

		182,920

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)	6,800	111,781

Gas Utilities
Cia de Gas de Sao Paulo (Brazil) (PRFC A)	2,500	40,189

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	2,359	321,064

Independent Power & Renewable Electricity Producers
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	14,400	65,709

Machinery
Jungheinrich AG (Germany) (PRFC)	712	24,098
Marcopolo SA (Brazil) (PRFC)*	25,100	24,312
Randon SA Implementos e Participacoes (Brazil) (PRFC)*	11,025	15,696

		64,106

Metals & Mining
Cia Ferro Ligas da Bahia (Brazil) (PRFC)	3,900	8,586

Multiline Retail
Lojas Americanas SA (Brazil) (PRFC)	1,200	7,468

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)*	1,813	53,980

	Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Surgutneftegas OJSC (Russia) (PRFC)	1,055,900	$488,058
Tatneft PJSC (Russia) (PRFC 3)*	11,250	32,607
Transneft PJSC (Russia) (PRFC)	356	765,944

		1,340,589

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	30,000	96,859

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	736	864,654

Textiles, Apparel & Luxury Goods
Alpargatas SA (Brazil) (PRFC)	8,230	24,674

TOTAL PREFERRED STOCKS (cost $5,186,264)		5,427,982

	Units
RIGHTS*
Equity Real Estate Investment Trusts (REITs)
Tritax Big Box REIT PLC (United Kingdom), expiring 10/13/16(g)	824	70

Food & Staples Retailing
Casa Ley, expiring 01/30/17^(g)	5,004	809
Property Development Centers, expiring 01/30/19^(g)	5,004	301

		1,110

Household Durables
Helbor Empreendimentos SA (Brazil), expiring 10/25/20*(g)	3,166	331

TOTAL RIGHTS (cost $5,323)		1,511

	Shares
UNAFFILIATED FUNDS
Chemtrade Logistics Income Fund	3,200	44,465
CPN Retail Growth Leasehold Property Fund	55,600	33,051
Delta Property Fund Ltd.	21,004	11,229
HBM Healthcare Investments AG (Class A Stock)*	1,461	146,852
Samui Airport Property Fund Leasehold	27,900	22,151

TOTAL UNAFFILIATED FUNDS (cost $192,208)		257,748

	Units
WARRANTS*
Electronic Equipment, Instruments & Components
Ju Teng International Holdings Ltd. (Hong Kong), expiring 10/14/16(g)	9,000	12
Samart Corp. PCL (Thailand), expiring 02/19/18(g)	5,080	69

		81

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

		Units	Value
WARRANTS* (Continued)
Hotels, Restaurants & Leisure
Minor International PCL (Thailand), expiring 11/03/17(g)		1,675	$244

Marine
Precious Shipping PCL (Thailand), expiring 06/15/18(g)		1,460	74

Pharmaceuticals
Adcock Ingram Holdings Ltd. (South Africa), expiring 07/26/19		157	35

TOTAL WARRANTS (cost $138)			434

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.6%
Collateralized Loan Obligations — 1.9%
Acis CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A, 144A
1.173%(c)	10/14/22	627	622,205
Series 2013-2A, Class ACOM, 144A
1.372%(c)	10/14/22	5,511	5,430,569
Series 2014-4A, Class A, 144A
2.177%(c)	05/01/26	7,644	7,609,711
Anchorage Capital CLO 4 Ltd. (Cayman Islands),
Series 2014-4A, Class A1A, 144A
2.193%(c)	07/28/26	7,450	7,442,705
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1, 144A
1.027%(c)	02/01/22	532	529,008
Series 2006-1A, Class A1A, 144A
1.027%(c)	02/01/22	1,373	1,364,840
Cedar Funding V CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A1, 144A
2.243%(c)	07/17/28	9,000	9,013,370
Crown Point CLO III Ltd. (Cayman Islands),
Series 2015-3A, Class ACOM, 144A
2.189%(c)	12/31/27	10,500	10,345,650
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.770%	10/20/26	9,550	9,521,350

			51,879,408

Non-Residential Mortgage-Backed Securities — 2.4%
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A
1.325%(c)	02/25/41	1,136	1,104,999
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A
1.390%	01/15/21	6,400	6,429,072
Chase Education Loan Trust,
Series 2007-A, Class A3
0.923%(c)	12/28/23	646	635,853
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 144A
1.864%(c)	07/26/66	5,700	5,699,907
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 144A
1.525%(c)	12/25/56	4,455	4,447,833

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 144A
1.225%(c)	02/25/39	2,380	$2,337,526
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 144A
1.205%(c)	05/25/39	2,883	2,829,444
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18	2,800	2,806,527
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	5,000	4,998,595
Navient Student Loan Trust,
Series 2016-5A, Class A, 144A
1.775%(c)	06/25/65	10,863	10,862,679
Nelnet Student Loan Trust,
Series 2006-1, Class A5
0.927%(c)	08/23/27	3,733	3,668,286
Series 2013-5A, Class A, 144A
1.155%(c)	01/25/37	969	949,145
Northstar Education Finance, Inc.,
Series 2004-2, Class A3
0.913%(c)	07/30/18	432	430,567
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 144A
1.728%(c)	09/25/65	5,900	5,900,157
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.493%(c)	10/28/41	1,781	1,707,400
SLC Student Loan Trust,
Series 2006-2, Class A5
0.950%(c)	09/15/26	4,187	4,092,015
SLM Student Loan Trust,
Series 2005-3, Class A5
0.805%(c)	10/25/24	1,959	1,935,693
South Carolina Student Loan Corp.,
Series 2010-1, Class A2
1.715%(c)	07/25/25	820	822,861
Series 2014-1, Class A1
1.273%(c)	05/01/30	3,450	3,349,847

			65,008,406

Residential Mortgage-Backed Securities — 0.3%
Mortgage Repurchase Agreement Financing Trust,
Series 2006-1, Class A, 144A^
1.618%(c)	09/10/18	5,050	5,050,000
Series 2006-2, Class A, 144A^
1.818%(c)	03/10/19(g)	5,050	5,050,000

			10,100,000

TOTAL ASSET-BACKED SECURITIES (cost $126,871,853)			126,987,814

BANK LOANS(c) — 1.7%
Air Freight & Logistics
Mirror Bidco Corp.,
Term Loan B
4.250%	12/28/19(g)	882	880,940

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Airlines — 0.1%
Air Canada,
Term Loan B
3.614%	09/21/23		150	$150,187
Delta Air Lines, Inc.,
2014 Term Loan B-1
3.250%	10/18/18		1,173	1,174,707

				1,324,894

Building Products
American Builders & Contractors Supply Co., Inc.,
Term Loan B
3.500%	09/23/23		150	150,281

Capital Markets
SS&C European Holdings,
Term Loan B-1
4.000%	07/08/22		25	25,664
SS&C Technologies,
Term Loan B-2
4.080%	07/08/22		205	206,518

				232,182

Chemicals
Axalta Coating Systems,
Refinanced Term Loan B
3.750%	02/01/20		1,015	1,020,332

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Initial Tranche Term Loan B-2
3.750%	10/09/19		953	954,021
Dollar Tree, Inc.,
Term Loan B-3
3.063%	07/06/22	(g)	352	353,594

				1,307,615

Consumer Finance
US Infrastructure,
Initial Term Loan (First Lien)^
4.000%	07/10/20	(g)	635	630,680

Containers & Packaging
Sig Combibloc Holdings S.C.A,
Initial Term Loan Dollar
4.250%	03/11/22		790	791,000

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Tranche Term Loan B-2
3.750%	06/30/19		1,500	1,425,804

Electronic Equipment, Instruments & Components
Energy Solutions LLC,
Term Advance^
6.750%	05/29/20	(g)	1,014	1,008,557

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
2013 (November) Replacement Loan (First Lien)
4.500%	09/26/19		574	574,162
2013 (November) Replacement Loan (Second Lien)
8.500%	03/26/20		597	598,336

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food & Staples Retailing (cont’d.)
Rite Aid Corporation,
Tranche Term Loan 2 (Second Lien)
4.880%	06/21/21		600	$600,900
US Foods, Inc.,
Initial Term Loan
4.000%	06/27/23		1,038	1,044,905

				2,818,303

Food Products — 0.1%
Blue Buffalo Co., Ltd.,
Term Loan
3.750%	08/08/19		619	619,911
Shearer’s Foods LLC,
Term Loan (First Lien)
4.940%	06/30/21	(g)	588	581,385
Term Loan (Second Lien)
7.750%	06/30/22	(g)	600	543,000

				1,744,296

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc.,
2016 New Term Loan
5.000%	04/28/22		25	24,713
Initial Term Loan
4.250%	04/28/22		499	494,249
American Renal Holdings, Inc.,
Term Loan B (First Lien)
4.750%	08/20/19		402	397,683
AmSurg Corp.,
Initial Term Loan
3.500%	07/16/21		483	482,805
HCA Inc.,
Tranche Term Loan B-5
3.770%	03/01/23		948	958,838
MPH Acquisition Holdings LLC,
Initial Term Loan
3.750%	06/07/23		957	968,219
U.S. Renal Care, Inc.,
Term Loan
5.250%	11/17/22		918	881,340

				4,207,847

Hotels
NEP/NCP Holdco, Inc.,
Amendment No. 3 Incremental Term Loan (First Lien)
4.250%	01/22/20		1,063	1,057,073

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term Loan B-2
3.750%	12/10/21		1,124	1,131,597
Four Seasons Holdings, Inc.,
2013 Term Loan (First Lien)
3.500%	06/27/20		304	305,144
La Quinta Intermediate Holdings LLC,
Initial Term Loan
3.750%	04/14/21		391	388,084

				1,824,825

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Insurance — 0.1%
Asurion LLC,
Incremental Tranche Term Loan B-4
5.000%	08/04/22		639	$641,792
Sedgwick Claims Management Services, Inc.,
Initial Term Loan (First Lien)
3.750%	03/01/21		499	499,997
Term Loan B (First Lien)
3.750%	03/01/21		246	243,647

				1,385,436

IT Services — 0.1%
First Data Corp.,
2021 New Dollar Term Loan
4.525%	03/24/21		960	964,207
Vantiv LLC,
Term Loan B
3.500%	06/13/21		1,498	1,499,418

				2,463,625

Machinery
Gates Global LLC,
Initial Dollar Term Loan
4.250%	07/06/21		648	637,536
Rexnord LLC,
Term Loan B
4.000%	08/21/20		591	590,161

				1,227,697

Media — 0.2%
Clear Channel Communications, Inc.,
Tranche Term Loan E
7.920%	07/30/19		200	152,938
E.W. Scripps Co. (The),
Term Loan
3.500%	11/26/20		2,845	2,855,760
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19		1,300	1,089,150
Nielsen Finance LLC,
Term Loan B-3
3.031%	09/28/23		175	175,547
Univision Communications, Inc.,
Replacement Term Loan (First Lien)
4.000%	03/01/20		1,465	1,466,325

				5,739,720

Metals & Mining — 0.1%
Atkore International, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21		314	313,986
Initial Term Loan (Second Lien)
7.750%	10/09/21	(g)	350	350,146
FMG Resources,
Term Loan
3.750%	06/30/19		170	169,375
Reynolds Group Holdings Inc.,
U.S. Term Loan
4.250%	02/05/23	(g)	891	894,539

				1,728,046

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels — 0.1%
Berry Plastics Corp.,
Term Loan H
3.750%	10/01/22		983	$984,815
Magnum Hunter Resources Corp.,
Exit Term Loan^
8.000%	04/15/19(g)		35	33,521
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20		541	500,432

				1,518,768

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan
4.250%	05/20/21		602	605,979
Endo Luxembourg Finance Co.,
2015 Incremental Term Loan B
3.750%	06/27/22		994	991,321
Valeant Pharmaceuticals,
Tranche Term Loan B Series F-1
5.500%	04/01/22		1,305	1,307,898

				2,905,198

Semiconductors & Semiconductor Equipment
Avago Technologies Cayman Holdings Ltd.,
Term Loan B-3
3.524%	02/01/23		523	528,954

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20		834	803,332
Checkout Holdings Corp.,
Term Loan B (First Lien)^
4.500%	04/09/21		944	859,354
Renaissance Learning, Inc.,
Initial Term Loan (First Lien)
4.500%	04/09/21		489	486,278
Initial Term Loan (Second Lien)
8.000%	04/11/22	(g)	500	497,500

				2,646,464

Specialty Retail — 0.1%
J. Crew Group, Inc.,
Term Loan
4.000%	03/05/21		645	507,453
Neiman Marcus Group, Inc. (The),
Other Term Loan
4.250%	10/25/20		977	901,343
Petsmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22		1,237	1,239,016

				2,647,812

Telecommunications
Charter Communications Operating, LLC,
Term Loan I (2016)
3.500%	08/24/21		547	548,875

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.,
Term Loan B
3.500%	04/16/20	374	$374,964
HD Supply, Inc.,
Incremental Term Loan
3.750%	08/13/21	992	993,928
Spin Holdco, Inc.,
Initial Term Loan (First Lien)
4.250%	11/14/19	978	969,926
Univar USA, Inc.,
Initial Dollar Term Loans
4.250%	07/01/22	497	496,449

			2,835,267

TOTAL BANK LOANS (cost $46,875,416)			46,600,491

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class A1A
5.361%	02/15/40	8,141	8,175,459
Series 2007-C2, Class A1A
5.526%(c)	01/15/49	9,303	9,389,470
FHLMC Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	25,000	26,532,595
Series K035, Class A2
3.458%(c)	08/25/23	1,100	1,212,300
Series K044, Class A2
2.811%	01/25/25	2,300	2,442,735
Series K714, Class A2
3.034%(c)	10/25/20	6,500	6,878,595
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A1A
5.559%	10/15/48	1,809	1,807,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $56,132,331)			56,438,154

CORPORATE BONDS — 13.4%
Agriculture — 0.6%
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25	1,750	1,933,381
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	2,600	2,615,548
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.750%	02/25/26(a)	925	948,881
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22	2,050	2,227,032
4.450%	06/12/25	7,575	8,451,624

			16,176,466

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	1,700	$1,749,021
5.875%	08/02/21	2,750	3,139,153
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	1,175	1,195,772
3.500%	07/10/19	1,780	1,833,754
Toyota Finance Australia Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
3.760%	07/20/17	MXN 720	36,213

			7,953,913

Banks — 3.3%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	9,470	12,633,880
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24	2,700	2,909,552
4.125%	01/22/24	2,500	2,711,240
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.150%	09/14/18	2,750	2,773,972
Compass Bank,
Sr. Unsec’d. Notes
2.750%	09/29/19	1,425	1,423,180
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19(a)	1,625	1,645,244
Sub. Notes, 144A
6.500%	08/08/23	475	514,781
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	275	266,852
Sr. Unsec’d. Notes, MTN, 144A
7.875%	04/17/19	IDR 2,000,000	157,277
8.250%	06/17/32	IDR 3,200,000	264,194
9.000%	03/19/29	IDR 4,100,000	358,554
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes
11.000%	09/15/23	DOP 6,230	131,154
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.400%	03/08/21	875	904,978
ING Bank NV (Netherlands),
Sub. Notes, MTN
4.125%(c)	11/21/23	2,775	2,841,323
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
2.375%	01/13/17	2,050	2,052,849
5.250%	01/12/24	275	296,649
Sr. Unsec’d. Notes
3.875%	01/16/18	500	509,841
Sub. Notes, MTN, 144A
5.017%	06/26/24	950	866,938
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	2,200	2,230,250

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes
3.250%	09/23/22	4,675	$4,903,519
JPMorgan Chase Bank NA,
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	IDR 21,501,000	1,609,799
7.875%	04/17/19	IDR 2,000,000	157,277
8.375%	09/17/26	IDR 1,239,000	103,622
9.000%	03/19/29	IDR 11,158,000	975,793
KBC Bank NV (Belgium),
Sub. Notes
8.000%(c)	01/25/23	1,600	1,696,960
KFW (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18	10,000	10,023,420
Lloyds Banking Group PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	950	960,330
Sub. Notes
4.650%	03/24/26	2,250	2,315,216
Macquarie Bank Ltd. (Australia),
Sub. Notes, MTN, 144A
6.625%	04/07/21(g)	1,375	1,583,411
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.850%	03/01/26	600	650,782
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
2.632%	04/12/21	2,600	2,632,209
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	4,575	4,827,343
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24	1,475	1,577,496
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
2.073%(c)	03/29/49	2,800	2,674,000
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	1,350	1,328,391
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, RegS, MTN
9.500%(c)	03/16/22	1,050	1,081,865
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	1,200	1,200,148
Sub. Notes
8.750%	05/30/18	1,725	1,890,824
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20	1,150	1,156,913
3.450%	08/27/18	700	717,589
Santander UK PLC (United Kingdom),
Sub. Notes, 144A
5.000%	11/07/23	2,675	2,787,767
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
6.625%	05/17/33	IDR 1,500,000	106,046
8.750%	05/19/31	IDR 2,696,000	233,718
9.000%	03/19/29	IDR 13,666,000	1,195,124

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Standard Chartered Bank Singapore Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN
9.000%	03/19/29	IDR 1,000,000	$87,452
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	2,600	2,644,832
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%(c)	09/15/31	1,000	1,002,758
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	3,350	3,440,671

			91,057,983

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	4,875	5,030,493
3.650%	02/01/26	3,925	4,215,450
4.900%	02/01/46	800	951,825
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	600	605,522
3.000%	07/15/26	825	830,714
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	2,500	2,757,485
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.950%	01/15/42	650	759,234
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19	2,850	2,905,395

			18,056,118

Chemicals — 0.1%
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19	1,113	1,194,564
Westlake Chemical Corp.,
Gtd. Notes, 144A
3.600%	08/15/26	1,000	1,002,836

			2,197,400

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	500	623,891
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,990,385

			2,614,276

Computers
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.900%	10/15/25	1,100	1,174,037

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.4%
American Express Co.,
Sub. Notes
3.625%	12/05/24	875	$910,569
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,583	1,776,704
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	1,550	1,691,437
Synchrony Financial,
Sr. Unsec’d. Notes
1.875%	08/15/17	625	626,256
2.600%	01/15/19	850	860,012
3.000%	08/15/19	2,100	2,149,613
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	2,650	2,761,327

			10,775,918

Electric — 0.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	1,875	2,490,452
Emera US Finance LP (Canada),
Gtd. Notes, 144A
2.700%	06/15/21	1,050	1,074,525
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	1,100	1,101,791
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	1,919	2,153,492
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25(a)	1,350	1,463,280
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	1,350	1,181,425
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36	840	1,032,780
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	1,750	1,930,113
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	2,225	2,267,495

			14,695,353

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	1,350	1,401,382

Foods — 0.2%
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	1,425	1,476,765
3.950%	07/15/25	2,050	2,217,975
4.375%	06/01/46	2,100	2,221,855

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.125%	05/02/26	550	$551,375

			6,467,970

Healthcare-Products — 0.4%
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	2,300	2,375,233
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	850	879,148
3.150%	03/15/22	1,525	1,621,507
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	575	592,713
3.375%	11/01/25	1,325	1,389,736
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	1,700	1,741,009
3.650%	12/15/25	1,050	1,109,181

			9,708,527

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/21(a)	1,000	1,011,579
2.800%	06/15/23	850	867,968
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	2,675	2,868,750
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,248,365
4.750%	07/15/45	2,275	2,728,153

			8,724,815

Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43	2,325	2,497,808

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	2,075	2,117,569
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,434,318
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	825	865,298
Chubb Corp. (The),
Gtd. Notes
6.375%(c)	03/29/67	925	878,843
Dai-ichi Life Insurance Co. Ltd. (The) (Japan),
Jr. Sub. Notes, 144A
4.000%(c)	12/29/49	2,775	2,788,875

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,500	$3,235,303
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	01/15/20	2,575	2,609,654
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	605	680,451

			15,610,311

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21	2,500	2,680,713
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	2,150	2,254,223

			4,934,936

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.300%	01/15/22	2,625	2,647,142
2.875%	03/01/21	1,375	1,426,384

			4,073,526

Machinery-Diversified — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	1,300	1,351,369

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	2,600	2,808,317
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
3.579%	07/23/20	350	365,819
4.908%	07/23/25	2,300	2,537,027
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25	1,100	1,182,100
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	4,400	4,582,244
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
5.000%	02/01/20	450	487,799
5.500%	09/01/41	670	715,162

			12,678,468

Mining
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.500%	01/15/19	173	172,585

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37	480	$658,708

Oil & Gas — 0.6%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24(a)	210	207,144
6.450%	09/15/36	1,150	1,343,545
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	425	418,400
4.250%	01/15/44	1,845	1,792,268
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24	1,265	1,295,125
4.150%	11/15/34	1,025	1,022,949
4.950%	03/15/26(a)	700	789,017
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	325	339,103
4.750%	05/15/42	935	871,643
5.600%	07/15/41	550	554,945
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	1,825	1,925,390
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	20	8,351
Gtd. Notes, RegS
5.500%	04/12/37	10	4,150
6.000%	05/16/24	190	81,206
6.000%	11/15/26	140	58,786
9.000%	11/17/21	10	5,670
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	478	414,378
6.375%	01/23/45	60	57,300
6.625%	06/15/35	20	20,357
Gtd. Notes, RegS
6.375%	02/04/21	53	57,775
Gtd. Notes, MTN
4.500%	01/23/26	720	698,256
5.625%	01/23/46	1,160	1,011,868
Gtd. Notes, MTN, 144A
5.500%	02/04/19	80	84,360
6.750%	09/21/47	470	470,000
Gtd. Notes, MTN, RegS
6.875%	08/04/26	528	595,320
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21	1,450	1,507,801
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43	775	854,831

			16,489,938

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	05/14/21	1,625	$1,639,113
2.500%	05/14/20	1,825	1,860,540
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	1,075	1,128,576
3.800%	03/15/25	535	566,219
4.850%	06/15/44	1,325	1,457,440
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,617,947
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	2,575	2,654,521
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.375%	02/01/19	3,500	3,686,977
5.000%	12/15/21	1,025	1,147,151
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	2,725	2,723,602
3.200%	09/23/26	2,300	2,312,372
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23	1,675	1,679,298
3.150%	10/01/26	1,525	1,532,055

			25,005,811

Pipelines — 0.6%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	1,300	1,347,377
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24	875	869,207
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.750%	01/15/26	525	542,404
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	2,275	2,177,846
4.850%	07/15/26	725	729,549
Enterprise Products Operating LLC,
Gtd. Notes
4.465%(c)	08/01/66	4,175	3,935,355
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	2,175	2,222,548
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	675,184
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	1,475	1,455,046

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	1,575	$1,571,716

			15,526,232

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	3,138,978

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.300%	02/15/21	1,075	1,123,788
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,000	1,016,885
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	600	599,514
Cubesmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,223,748
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,415,503
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	375	377,226
3.600%	02/01/20	675	685,392
4.150%	02/01/22	925	929,415
UDR, Inc.,
Gtd. Notes, MTN
2.950%	09/01/26	1,125	1,116,660
Ventas Realty LP,
Gtd. Notes
3.250%	10/15/26	1,975	1,993,456
3.500%	02/01/25	1,250	1,289,625

			14,771,212

Retail — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.875%	06/01/26	3,825	3,881,675
3.500%	07/20/22	1,700	1,819,661
4.000%	12/05/23	2,250	2,478,253
4.125%	05/15/21	1,275	1,393,389
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21	1,125	1,151,290
3.450%	06/01/26	1,225	1,271,695

			11,995,963

Semiconductors — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	2,150	2,385,249

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	1,150	$1,153,502

			3,538,751

Software — 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	1,250	1,237,723
3.625%	10/15/20	2,500	2,651,677
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	1,950	2,010,668
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25(a)	2,200	2,340,254
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	2,200	2,258,263

			10,498,585

Telecommunications — 1.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	102,367
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	2,550	2,619,890
3.800%	03/15/22	2,850	3,052,604
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	1,275	1,304,556
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,944,840
5.462%	02/16/21	2,225	2,526,612
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	3,481	3,579,895
2.625%	08/15/26(a)	1,800	1,766,646
4.500%	09/15/20	5,575	6,117,827
5.150%	09/15/23	6,965	8,113,717

			31,128,954

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	875	909,932
4.250%	01/17/23	1,075	1,133,922
4.875%	07/11/22	1,075	1,199,588

			3,243,442

TOTAL CORPORATE BONDS (cost $356,251,262)			368,319,735

FOREIGN GOVERNMENT BONDS — 2.4%
Argentina Bonar Bonds (Argentina),
Bills
24.750%(s)	12/21/16	ARS 720	44,478
24.750%(s)	12/28/16	ARS 270	16,607

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Bonds
22.750%	03/05/18	ARS 600	$39,889
27.919%(c)	10/09/17	ARS 1,255	82,599
Sr. Unsec’d. Notes
24.445%(c)	03/28/17	ARS 3,350	218,062
Unsec’d. Notes^
18.200%	10/03/21	ARS 1,400	91,149
Brazil Notas do Tesouro Nacional (Brazil),
Bills
14.143%(s)	07/01/20	BRL 5,631	1,151,756
Notes
6.000%	08/15/50	BRL 453	429,092
10.000%	01/01/18	BRL 3,397	1,019,883
10.000%	01/01/23	BRL 4,198	1,202,945
10.000%	01/01/25	BRL 2,464	697,161
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP 629,800	199,933
7.000%	05/04/22	COP 2,082,600	734,383
7.500%	08/26/26	COP 2,204,800	791,718
7.750%	09/18/30	COP 751,700	274,923
10.000%	07/24/24	COP 143,800	59,281
11.250%	10/24/18	COP 21,000	7,929
Bonds, TIPS
3.500%	03/10/21	TCP1 2,508	213,463
3.500%	05/07/25	TCP2 460	38,956
Notes
5.000%	11/21/18	COP 3,848,000	1,297,821
Dominican Republic International Bond (Dominican Republic),
Bonds, RegS
11.500%	05/10/24	DOP 100	2,245
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45	160	179,200
Unsec’d. Notes, RegS
11.375%	07/06/29	DOP 100	2,186
Hungary Government Bond (Hungary),
Bonds
3.000%	10/27/27	HUF 92,830	344,069
3.250%	10/22/31	HUF 3,520	12,896
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
8.375%	03/15/24	IDR 1,635,000	135,488
8.750%	05/15/31	IDR 1,800,000	155,084
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.394%	03/15/17	MYR 2,580	626,147
3.654%	10/31/19	MYR 930	229,152
3.743%	08/26/21	MYR 500	123,388
3.889%	07/31/20	MYR 100	24,740
4.012%	09/15/17	MYR 750	183,917
4.048%	09/30/21	MYR 560	140,171
4.160%	07/15/21	MYR 130	32,648
4.232%	06/30/31	MYR 980	245,361
4.245%	09/30/30	MYR 440	109,365
4.378%	11/29/19	MYR 1,000	251,667
4.498%	04/15/30	MYR 540	137,409
4.736%	03/15/46	MYR 450	113,708
4.786%	10/31/35	MYR 140	36,138

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
4.750%	06/14/18	MXN 9,282	$474,384
5.750%	03/05/26	MXN 12,529	633,586
6.500%	06/10/21	MXN 8,818	468,525
6.500%	06/09/22	MXN 15,115	805,056
7.500%	06/03/27	MXN 759	43,273
7.750%	05/29/31	MXN 1,500	87,507
8.000%	06/11/20	MXN 4,128	229,489
8.500%	12/13/18	MXN 12,224	668,724
10.000%	12/05/24	MXN 95	6,216
10.000%	11/20/36	MXN 4,138	297,435
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN 1,482	75,037
7.750%	11/23/34	MXN 7,001	409,879
7.750%	11/13/42	MXN 2,879	171,470
8.000%	12/07/23	MXN 1,391	80,651
8.500%	05/31/29	MXN 2,363	145,606
8.500%	11/18/38	MXN 221	14,051
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20	MXN 265	74,386
3.500%	12/14/17	MXN 37	10,686
4.000%	06/13/19	MXN 106	31,201
4.000%	11/08/46	MXN 197	63,452
4.500%	12/04/25	MXN 47	15,039
Mexico Government International Bond (Mexico),
Bills
4.226%(s)	11/24/16	MXN 28,395	145,401
Sr. Unsec’d. Notes
3.600%	01/30/25	2,580	2,673,525
4.600%	01/23/46	850	861,688
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	3,110	3,222,738
5.550%	01/21/45	60	69,525
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN 1,276	376,618
Sr. Unsec’d. Notes, RegS
6.850%	02/12/42	PEN 65	20,415
Sr. Unsec’d. Notes, RegS
6.900%	08/12/37	PEN 53	16,939
7.840%	08/12/20	PEN 180	59,135
Poland Government Bond (Poland),
Bonds
1.500%	04/25/20	PLN 5,290	1,355,598
1.750%	07/25/21	PLN 3,400	866,178
2.000%	04/25/21	PLN 10,310	2,670,174
2.500%	07/25/18	PLN 330	87,473
3.250%	07/25/25	PLN 1,660	447,786
4.000%	10/25/23	PLN 2,000	567,588
5.750%	10/25/21	PLN 650	197,198
5.750%	09/23/22	PLN 3,180	983,797
Republic of Chile (Chile),
Sr. Unsec’d. Notes
3.125%	01/21/26	1,238	1,313,827
3.625%	10/30/42	1,075	1,143,531
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	920	979,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
4.375%	03/21/23	COP 239,000	$74,490
5.000%	06/15/45	460	497,950
7.750%	04/14/21	COP 440,000	162,190
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/15/25	550	586,746
4.750%	01/08/26	470	524,943
Sr. Unsec’d. Notes, MTN, RegS
4.125%	01/15/25	570	608,082
5.875%	01/15/24	240	283,024
6.750%	01/15/44	540	737,980
Republic of Israel,
Gov’t. Gtd. Notes
5.500%	12/04/23	700	877,469
5.500%	04/26/24	5,000	6,306,515
5.500%	09/18/33	2,159	3,038,052
Republic of Kazakhstan (Kazakhstan),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	07/21/25	200	225,400
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	1,350	1,906,875
Sr. Unsec’d. Notes, RegS
6.950%	08/12/31	PEN 710	228,194
8.200%	08/12/26	PEN 106	37,202
Unsec’d. Notes, 144A
5.700%	08/12/24	PEN 1,045	316,732
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
3.900%	11/26/22	PHP 10,000	205,691
4.950%	01/15/21	PHP 5,000	107,619
Republic of Romania (Romania),
Bonds
4.750%	06/24/19	RON 610	167,677
Republic of Russia (Russia),
Bonds
7.000%	01/25/23	RUB 31,100	466,983
7.000%	08/16/23	RUB 34,110	511,148
7.600%	07/20/22	RUB 850	13,156
Sr. Unsec’d. Notes, RegS
7.850%	03/10/18	RUB 10,000	157,369
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26	340	357,408
5.875%	09/16/25	220	249,150
Bonds
7.000%	02/28/31	ZAR 1,730	105,308
7.750%	02/28/23	ZAR 1,010	71,430
8.000%	01/31/30	ZAR 12,260	821,987
8.250%	03/31/32	ZAR 13,905	936,713
8.500%	01/31/37	ZAR 5,485	369,589
8.750%	01/31/44	ZAR 3	204
8.875%	02/28/35	ZAR 7,955	560,852
9.000%	01/31/40	ZAR 13,290	937,731
Republic of Thailand (Thailand),
Sr. Unsec’d. Notes
2.550%	06/26/20	THB 6,180	183,747
3.580%	12/17/27	THB 5,900	192,813
3.625%	06/16/23	THB 4,880	155,649
3.650%	12/17/21	THB 47,335	1,492,042

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
3.850%	12/12/25	THB 22,030	$728,111
3.875%	06/13/19	THB 3,730	114,044
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB 8,800	263,780
1.250%	03/12/28	THB 26,650	726,536
Republic of Turkey (Turkey),
Bonds
10.700%	02/17/21	TRY 1,080	380,843
Sr. Unsec’d. Notes
5.750%	03/22/24	780	839,966
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
12.750%	08/23/22	10	6,500
Sr. Unsec’d. Notes, RegS
7.750%	10/13/19	100	61,450
8.250%	10/13/24	202	99,182
Russian Federal Bond (Russia),
Bonds
6.700%	05/15/19	RUB 27,200	415,613
8.500%	09/17/31	RUB 32,600	533,687
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY 1,900	606,487
8.000%	03/12/25	TRY 340	103,762
8.500%	07/10/19	TRY 1,310	434,494
9.000%	07/24/24	TRY 180	58,397
10.600%	02/11/26	TRY 1,620	575,502

TOTAL FOREIGN GOVERNMENT BONDS (cost $66,616,731)			64,986,058

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39	3,300	5,270,595

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,420	2,328,839
6.630%	02/01/35	1,000	1,074,130

			3,402,969

TOTAL MUNICIPAL BONDS (cost $8,413,546)			8,673,564

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Federal Home Loan Mortgage Corp.,
Series 2755, Class ZA
5.000%	02/15/34	849	935,882
Series 4273, Class PD
6.500%	11/15/43	1,911	2,212,079
Federal National Mortgage Assoc.,
Series 2007-33, Class HF
0.875%(c)	04/25/37	452	450,663
Series 2011-52, Class GB
5.000%	06/25/41	1,911	2,117,836
Series 2011-99, Class DB
5.000%	10/25/41	1,821	2,017,226
Series 2012-111, Class B

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
7.000%	10/25/42		316	$357,644
Series 2012-153, Class B
7.000%	07/25/42		1,100	1,298,722
Paragon Mortgages No. 12 PLC (United Kingdom),
Series 12A, Class A2C, 144A
1.037%(c)	11/15/38		1,573	1,450,191
Paragon Mortgages No. 13 PLC (United Kingdom),
Series 13A, Class A2C, 144A
0.860%(c)	01/15/39		2,507	2,326,428

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,880,025)				13,166,671

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%
Federal Farm Credit Banks
3.280%	05/20/32		2,400	2,618,532
Federal Home Loan Banks
2.125%	06/09/23		6,100	6,314,818
3.375%	09/08/23		3,400	3,793,339
5.375%	08/15/24		1,400	1,770,649
Federal Home Loan Mortgage Corp.
3.000%	05/01/42-06/01/43		4,378	4,583,174
3.500%	06/01/42-06/01/46		9,794	10,397,179
4.000%	02/01/41		89	95,230
5.000%	04/01/33-07/01/39		1,730	1,925,224
5.500%	01/01/36-08/01/40		2,783	3,155,556
7.000%	02/01/39		1,033	1,205,835
Federal National Mortgage Asso., Notes
1.875%	09/24/26		8,000	7,959,880
Federal National Mortgage Assoc.
3.000%	11/01/42-03/01/44		12,880	13,499,084
3.000%	TBA	(t)	1,000	1,039,336
3.500%	11/01/41-06/01/46		20,032	21,308,224
3.500%	TBA	(t)	71,000	74,916,090
4.000%	TBA	(t)	23,000	24,701,641
5.000%	08/01/33-01/01/45		11,435	12,722,596
5.500%	03/01/33-02/01/38		2,113	2,403,773
6.000%	02/01/26-05/01/41		2,609	2,995,489
6.250%	05/15/29		2,100	3,032,022
7.000%	03/01/39		614	727,140
Government National Mortgage Assoc.
4.000%	10/20/43-06/20/46		87,445	93,789,588
4.000%	TBA	(t)	10,000	10,715,234
5.000%	07/15/40		631	705,546
5.500%	11/15/32-01/15/35		2,717	3,102,316

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $304,485,939)				309,477,495

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds
2.250%	08/15/46		3,330	3,269,644
2.875%	08/15/45		8,300	9,244,772
3.625%	08/15/43-02/15/44		3,750	4,774,622
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18-07/15/24		37,800	39,650,669
0.375%	07/15/23-07/15/25		13,325	14,029,102
0.625%	01/15/24		6,520	7,055,102

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.375%	02/15/44	$300	$367,466
2.125%	02/15/40	1,350	1,999,787
2.500%	01/15/29	3,400	4,838,035
2.625%	07/15/17	1,400	1,675,883
U.S. Treasury Notes
0.875%	11/30/17	4,850	4,859,472
1.000%	05/15/18	6,330	6,355,219
1.125%	09/30/21	14,480	14,460,771
1.375%	04/30/21-09/30/23	33,640	33,729,260
1.625%	06/30/20-07/31/20	75,490	77,134,503
1.750%	09/30/22	1,710	1,752,283
1.875%	10/31/22	4,720	4,869,530
2.250%	11/15/25	1,840	1,942,350

TOTAL U.S. TREASURY OBLIGATIONS (cost $229,653,874)			232,008,470

TOTAL LONG-TERM INVESTMENTS (cost $2,087,220,873)			2,167,157,083

		Shares
SHORT-TERM INVESTMENTS — 24.1%
AFFILIATED MUTUAL FUNDS — 24.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $619,810,413)(w)		619,810,413	619,810,413
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $38,108,211)(b)(w)		38,108,211	38,108,211

TOTAL AFFILIATED MUTUAL FUNDS (cost $657,918,624)			657,918,624

		Notional Amount (000)#
OPTION PURCHASED* — 0.1%
Put Options — 0.1%

S&P 500 Index, expiring 12/15/16, Strike Price $2,096.50 (cost $2,072,696)		39	1,317,067

TOTAL SHORT-TERM INVESTMENTS (cost $659,991,320)			659,235,691

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 103.1% (cost $2,747,212,193)			2,826,392,774

Interest Rate	Maturity Date			Principal Amount (000)#	Value
SECURITY SOLD SHORT — (0.3%)
U.S. GOVERNMENT AGENCY
OBLIGATION—SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA	(t)		9,000	$(9,494,825)

(proceeds received $9,452,814)

				Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
Euro STOXX 50 Index,expiring 10/31/16,
Strike Price $3,042.47			EUR	5	(234,856)
S&P 500 Index, expiring 10/31/16,
Strike Price $2,184.53				11	(236,717)

					(471,573)

Put Options — (0.1)%
S&P 500 Index, expiring 03/15/17,
Strike Price $1,954.86				39	(1,402,280)

TOTAL OPTIONS WRITTEN (premiums received $2,347,905)					(1,873,853)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 102.7% (cost $2,735,411,474)					2,815,024,096

Liabilities in excess of other assets(z) —(2.7)%					(73,315,786)

NET ASSETS — 100.0%					$2,741,708,310

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,815,911 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,145,037; cash collateral of $38,086,542 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(g)	Indicates a security that has been deemed illiquid.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $96,000,000 is approximately 3.5% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
371	2 Year U.S. Treasury Notes	Dec. 2016	$80,979,917	$81,051,906	$71,989
120	5 Year U.S. Treasury Notes	Dec. 2016	14,531,187	14,581,875	50,688
1	20 Year U.S. Treasury Bonds	Dec. 2016	169,529	168,156	(1,373)
373	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	69,693,450	68,585,375	(1,108,075)
62	Amsterdam Index	Oct. 2016	6,231,133	6,297,577	66,444
69	ASX SPI 200 Index	Dec. 2016	7,025,521	7,150,369	124,848
204	CAC40 10 Euro	Oct. 2016	10,126,193	10,182,927	56,734
22	DAX Index.	Dec. 2016	6,407,775	6,495,102	87,327
21	Euro STOXX 50 Index	Dec. 2016	697,098	706,299	9,201
203	FTSE 100 Index.	Dec. 2016	17,522,566	18,043,246	520,680
16	FTSE/MIB Index	Dec. 2016	1,492,715	1,469,978	(22,737)
17	Hang Seng Index	Oct. 2016	2,578,690	2,554,800	(23,890)
271	IBEX 35 Index	Oct. 2016	26,685,842	26,675,930	(9,912)
24	Mini MSCI Emerging Markets Index	Dec. 2016	1,056,825	1,095,000	38,175
666	MSCI Taiwan Stock Index	Oct. 2016	22,858,843	22,757,220	(101,623)
258	OMXS30 Index	Oct. 2016	4,259,477	4,326,165	66,688
1,326	Russell 2000 Mini Index	Dec. 2016	165,935,640	165,524,580	(411,060)
1,388	S&P 500 E-Mini Index	Dec. 2016	150,642,961	149,931,760	(711,201)
57	S&P/TSX 60 Index	Dec. 2016	7,417,408	7,431,137	13,729
77	SGX MSCI Singapore Index	Oct. 2016	1,767,442	1,779,464	12,022
1,181	SGX Nifty 50 Index	Oct. 2016	20,856,899	20,433,662	(423,237)
161	TOPIX Index	Dec. 2016	21,247,671	21,005,178	(242,493)

					(1,937,076)

Short Positions:
475	10 Year U.S. Treasury Notes	Dec. 2016	62,034,464	62,284,375	(249,911)
427	30 Year Euro Buxl	Dec. 2016	90,600,654	92,183,534	(1,582,880)

					(1,832,791)

					$(3,769,867)

Cash of $31,552,489 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/12/16	BNP Paribas	ARS	1,914	$124,012	$123,848	$(164)
Expiring 10/13/16	Bank of America	ARS	3,157	204,444	204,133	(311)
Expiring 10/13/16	Citigroup Global Markets	ARS	2,782	181,421	179,930	(1,491)
Expiring 10/14/16	BNP Paribas	ARS	2,661	173,635	171,991	(1,644)
Expiring 10/14/16	BNP Paribas	ARS	1,405	91,779	90,821	(958)
Expiring 10/18/16	BNP Paribas	ARS	1,092	71,196	70,445	(751)
Expiring 10/18/16	JPMorgan Chase	ARS	1,148	74,800	74,059	(741)
Expiring 10/21/16	BNP Paribas	ARS	1,810	113,969	116,593	2,624
Expiring 10/28/16	Citigroup Global Markets	ARS	893	57,625	57,279	(346)
Expiring 11/22/16	Deutsche Bank AG	ARS	1,016	65,129	64,341	(788)
Expiring 11/29/16	BNP Paribas	ARS	816	52,215	51,508	(707)
Expiring 12/12/16	BNP Paribas	ARS	834	53,140	52,324	(816)
Expiring 12/12/16	Citigroup Global Markets	ARS	579	36,856	36,290	(566)
Australian Dollar,
Expiring 12/21/16	JPMorgan Chase	AUD	8,740	6,687,463	6,676,498	(10,965)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real,
Expiring 10/04/16	Citigroup Global Markets	BRL	860	$262,379	$264,128	$1,749
Expiring 10/04/16	Citigroup Global Markets	BRL	517	158,000	158,920	920
Expiring 10/04/16	Morgan Stanley	BRL	487	148,173	149,429	1,256
Expiring 10/04/16	Morgan Stanley	BRL	194	59,000	59,659	659
Expiring 10/04/16	Standard Chartered PLC	BRL	66,380	20,270,250	20,387,041	116,791
Expiring 10/04/16	Standard Chartered PLC	BRL	480	147,014	147,421	407
Expiring 10/04/16	State Street Bank	BRL	1,022	316,686	313,919	(2,767)
Expiring 10/04/16	State Street Bank	BRL	511	159,000	156,845	(2,155)
Expiring 11/03/16	Citigroup Global Markets	BRL	529	161,000	160,889	(111)
Expiring 11/03/16	Morgan Stanley	BRL	893	265,271	271,924	6,653
Expiring 11/03/16	Morgan Stanley	BRL	885	271,005	269,279	(1,726)
Expiring 11/03/16	Morgan Stanley	BRL	683	208,617	207,847	(770)
Expiring 11/03/16	Morgan Stanley	BRL	527	161,000	160,571	(429)
Expiring 11/03/16	Morgan Stanley	BRL	523	160,000	159,068	(932)
Expiring 11/03/16	State Street Bank	BRL	67,720	20,745,007	20,616,066	(128,941)
Expiring 11/03/16	State Street Bank	BRL	24,880	7,635,181	7,574,243	(60,938)
British Pound,
Expiring 12/21/16	Citigroup Global Markets	GBP	12,600	16,495,832	16,360,904	(134,928)
Expiring 12/21/16	Citigroup Global Markets	GBP	9,250	12,008,147	12,010,982	2,835
Expiring 12/21/16	Standard Chartered PLC	GBP	13,190	17,572,378	17,127,010	(445,368)
Canadian Dollar,
Expiring 12/21/16	JPMorgan Chase	CAD	11,350	8,803,971	8,656,523	(147,448)
Chilean Peso,
Expiring 12/21/16	Citigroup Global Markets	CLP	205,000	301,161	309,564	8,403
Expiring 12/21/16	State Street Bank	CLP	40,000	60,218	60,402	184
Chinese Renminbi,
Expiring 12/21/16	JPMorgan Chase	CNH	1,073	159,000	159,889	889
Expiring 12/21/16	Standard Chartered PLC	CNH	4,247	631,000	633,211	2,211
Expiring 12/21/16	Standard Chartered PLC	CNH	2,165	323,000	322,835	(165)
Expiring 12/21/16	Standard Chartered PLC	CNH	2,134	317,000	318,070	1,070
Colombian Peso,
Expiring 10/31/16	Deutsche Bank AG	COP	187,936	64,000	64,776	776
Expiring 11/03/16	Citigroup Global Markets	COP	254,430	87,745	87,652	(93)
Expiring 11/04/16	Credit Suisse First Boston Corp.	COP	261,127	90,000	89,944	(56)
Danish Krone,
Expiring 12/21/16	JPMorgan Chase	DKK	11,140	1,689,867	1,687,639	(2,228)
Euro,
Expiring 12/21/16	State Street Bank	EUR	24,240	27,459,072	27,336,961	(122,111)
Hong Kong Dollar,
Expiring 12/21/16	Deutsche Bank AG	HKD	22,370	2,886,638	2,886,506	(132)
Hungarian Forint,
Expiring 12/21/16	Citigroup Global Markets	HUF	70,000	254,286	255,466	1,180
Expiring 12/21/16	UBS AG	HUF	811,312	2,940,390	2,960,893	20,503
Indian Rupee,
Expiring 10/26/16	Citigroup Global Markets	INR	21,932	326,118	327,865	1,747
Expiring 10/26/16	Morgan Stanley	INR	10,636	158,000	159,003	1,003
Expiring 10/27/16	JPMorgan Chase	INR	11,065	164,000	165,382	1,382
Expiring 11/03/16	JPMorgan Chase	INR	10,806	161,000	161,302	302
Expiring 12/21/16	Citigroup Global Markets	INR	18,000	266,469	266,581	112
Expiring 12/21/16	UBS AG	INR	1,665,500	24,664,208	24,666,156	1,948
Indonesian Rupiah,
Expiring 10/27/16	Morgan Stanley	IDR	3,746,799	280,575	285,916	5,341
Expiring 11/08/16	Deutsche Bank AG	IDR	2,819,472	212,951	214,733	1,782
Expiring 11/10/16	Barclays Capital Group	IDR	5,643,538	426,249	429,672	3,423
Expiring 12/21/16	Citigroup Global Markets	IDR	493,110,000	37,229,898	37,310,651	80,753
Expiring 12/21/16	UBS AG	IDR	4,230,000	320,091	320,059	(32)
Israeli Shekel,
Expiring 12/21/16	Morgan Stanley	ILS	2,000	533,960	534,906	946

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 12/21/16	Standard Chartered PLC	JPY	1,000	$9,935	$9,900	$(35)
Expiring 12/21/16	State Street Bank	JPY	2,191,000	21,512,708	21,689,221	176,513
Malaysian Ringgit,
Expiring 10/04/16	Hong Kong & Shanghai Bank	MYR	769	186,834	185,910	(924)
Expiring 10/07/16	Deutsche Bank AG	MYR	1,265	313,110	305,868	(7,242)
Expiring 10/19/16	UBS AG	MYR	1,117	278,197	269,738	(8,459)
Expiring 10/20/16	Citigroup Global Markets	MYR	1,749	436,724	422,417	(14,307)
Expiring 10/20/16	JPMorgan Chase	MYR	1,917	474,491	462,958	(11,533)
Expiring 10/27/16	UBS AG	MYR	5,116	1,244,124	1,235,166	(8,958)
Expiring 11/09/16	Hong Kong & Shanghai Bank	MYR	2,114	513,483	509,929	(3,554)
Expiring 11/09/16	UBS AG	MYR	1,990	489,479	480,210	(9,269)
Expiring 11/18/16	Hong Kong & Shanghai Bank	MYR	1,265	305,277	305,187	(90)
Mexican Peso,
Expiring 12/21/16	Bank of America	MXN	9,862	512,674	503,936	(8,738)
Expiring 12/21/16	BNP Paribas	MXN	18,130	938,997	926,424	(12,573)
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	3,145	161,000	160,692	(308)
Expiring 12/21/16	JPMorgan Chase	MXN	3,055	162,000	156,119	(5,881)
Expiring 12/21/16	Morgan Stanley	MXN	7,845	401,634	400,855	(779)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	7,012	373,923	358,283	(15,640)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	3,150	161,000	160,946	(54)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	3,029	162,000	154,752	(7,248)
Expiring 12/21/16	UBS AG	MXN	3,080	162,000	157,386	(4,614)
New Taiwanese Dollar,
Expiring 10/07/16	Citigroup Global Markets	TWD	4,807	153,168	153,374	206
Expiring 10/11/16	Hong Kong & Shanghai Bank	TWD	5,010	161,000	159,884	(1,116)
Expiring 10/21/16	UBS AG	TWD	4,807	153,493	153,433	(60)
Expiring 10/24/16	Deutsche Bank AG	TWD	5,073	160,000	161,951	1,951
Expiring 12/21/16	Morgan Stanley	TWD	10,200	327,395	326,165	(1,230)
New Zealand Dollar,
Expiring 12/21/16	Morgan Stanley	NZD	250	185,338	181,453	(3,885)
Expiring 12/21/16	UBS AG	NZD	240	174,314	174,195	(119)
Norwegian Krone,
Expiring 12/21/16	JPMorgan Chase	NOK	4,700	574,337	588,033	13,696
Expiring 12/21/16	Morgan Stanley	NOK	100,300	12,384,615	12,548,877	164,262
Peruvian Nuevo Sol,
Expiring 10/12/16	BNP Paribas	PEN	538	158,255	158,684	429
Expiring 10/12/16	Deutsche Bank AG	PEN	548	162,000	161,669	(331)
Philippine Peso,
Expiring 10/17/16	JPMorgan Chase	PHP	7,595	159,000	156,546	(2,454)
Expiring 10/17/16	JPMorgan Chase	PHP	7,579	157,854	156,205	(1,649)
Expiring 10/27/16	Barclays Capital Group	PHP	7,617	160,851	156,958	(3,893)
Expiring 11/18/16	Barclays Capital Group	PHP	15,140	315,638	311,772	(3,866)
Polish Zloty,
Expiring 12/21/16	Citigroup Global Markets	PLN	47,550	12,373,532	12,415,799	42,267
Expiring 12/21/16	Deutsche Bank AG	PLN	240	62,511	62,666	155
Romanian Leu,
Expiring 12/21/16	Morgan Stanley	RON	1,148	288,769	290,776	2,007
Russian Ruble,
Expiring 10/11/16	Citigroup Global Markets	RUB	10,442	162,000	165,841	3,841
Expiring 10/21/16	Citigroup Global Markets	RUB	10,324	158,000	163,561	5,561
Expiring 10/21/16	Credit Suisse First Boston Corp.	RUB	21,911	333,074	347,134	14,060
Expiring 10/27/16	Citigroup Global Markets	RUB	51,992	793,685	822,481	28,796
Expiring 10/27/16	Morgan Stanley	RUB	17,877	276,118	282,803	6,685
Expiring 11/17/16	Credit Suisse First Boston Corp.	RUB	4,308	65,553	67,788	2,235
Expiring 12/21/16	Standard Chartered PLC	RUB	1,076,500	16,322,972	16,789,472	466,500

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar,
Expiring 12/21/16	BNP Paribas	SGD	436	$321,000	$319,841	$(1,159)
Expiring 12/21/16	Citigroup Global Markets	SGD	219	161,000	160,627	(373)
Expiring 12/21/16	Morgan Stanley	SGD	1,530	1,135,756	1,122,293	(13,463)
Expiring 12/21/16	Morgan Stanley	SGD	429	315,000	314,523	(477)
South African Rand,
Expiring 12/21/16	Deutsche Bank AG	ZAR	773	54,723	55,419	696
Expiring 12/21/16	Morgan Stanley	ZAR	13,110	901,024	939,919	38,895
Expiring 12/21/16	Morgan Stanley	ZAR	2,284	163,059	163,748	689
Expiring 12/21/16	Morgan Stanley	ZAR	1,741	127,006	124,842	(2,164)
Expiring 12/21/16	Morgan Stanley	ZAR	1,026	71,089	73,558	2,469
Expiring 12/21/16	UBS AG	ZAR	1,455	104,343	104,344	1
Expiring 12/21/16	UBS AG	ZAR	540	37,811	38,720	909
South Korean Won,
Expiring 10/04/16	Hong Kong & Shanghai Bank	KRW	354,941	316,000	322,268	6,268
Expiring 10/04/16	JPMorgan Chase	KRW	175,829	159,000	159,644	644
Expiring 10/19/16	Hong Kong & Shanghai Bank	KRW	178,100	160,000	161,687	1,687
Expiring 10/20/16	Deutsche Bank AG	KRW	358,453	320,000	325,418	5,418
Expiring 10/26/16	UBS AG	KRW	228,563	206,019	207,490	1,471
Expiring 10/28/16	Bank of America	KRW	178,287	161,000	161,846	846
Expiring 12/21/16	Citigroup Global Markets	KRW	270,000	240,043	245,046	5,003
Swedish Krona,
Expiring 12/21/16	Morgan Stanley	SEK	2,250	264,428	263,409	(1,019)
Expiring 12/21/16	UBS AG	SEK	104,400	12,495,954	12,222,189	(273,765)
Expiring 12/21/16	UBS AG	SEK	21,525	2,576,393	2,519,949	(56,444)
Swiss Franc,
Expiring 12/21/16	JPMorgan Chase	CHF	180	184,553	186,254	1,701
Expiring 12/21/16	Morgan Stanley	CHF	8,010	8,307,434	8,288,288	(19,146)
Thai Baht,
Expiring 10/20/16	Deutsche Bank AG	THB	686	19,793	19,796	3
Turkish Lira,
Expiring 12/21/16	Citigroup Global Markets	TRY	479	158,000	156,923	(1,077)
Expiring 12/21/16	JPMorgan Chase	TRY	2,280	752,518	747,163	(5,355)
Expiring 12/21/16	JPMorgan Chase	TRY	483	160,000	158,175	(1,825)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	TRY	476	159,000	156,073	(2,927)

				$321,057,499	$320,731,631	(325,868)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	Morgan Stanley	AUD	1,320	$991,228	$1,008,350	$(17,122)
Brazilian Real,
Expiring 10/04/16	Bank of America	BRL	1,031	318,000	316,586	1,414
Expiring 10/04/16	Morgan Stanley	BRL	1,018	318,000	312,499	5,501
Expiring 10/04/16	Morgan Stanley	BRL	683	210,333	209,688	645
Expiring 10/04/16	State Street Bank	BRL	67,720	20,917,375	20,798,590	118,785
Expiring 11/03/16	RBC Dominion Securities	BRL	523	161,000	159,322	1,678
British Pound,
Expiring 12/21/16	Citigroup Global Markets	GBP	1,780	2,330,364	2,311,303	19,061
Expiring 12/21/16	JPMorgan Chase	GBP	21,850	29,193,960	28,371,885	822,075
Canadian Dollar,
Expiring 12/21/16	Morgan Stanley	CAD	16,130	12,282,616	12,302,178	(19,562)
Expiring 12/21/16	Morgan Stanley	CAD	1,380	1,048,019	1,052,511	(4,492)
Chilean Peso,
Expiring 12/21/16	Standard Chartered PLC	CLP	11,110,000	16,696,724	16,776,818	(80,094)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 12/21/16	Morgan Stanley	CNH	$108,570	$16,105,919	$16,186,359	$(80,440)
Expiring 12/21/16	Morgan Stanley	CNH	1,600	237,477	238,539	(1,062)
Expiring 12/21/16	Westpac Banking Corp.	CNH	3,244	482,331	483,661	(1,330)
Colombian Peso,
Expiring 11/10/16	BNP Paribas	COP	1,795,502	596,314	617,853	(21,539)
Danish Krone,
Expiring 12/21/16	Citigroup Global Markets	DKK	1,420	213,438	215,121	(1,683)
Euro,
Expiring 12/21/16	Citigroup Global Markets	EUR	3,080	3,448,174	3,473,508	(25,334)
Expiring 12/21/16	UBS AG	EUR	1,324	1,492,831	1,493,053	(222)
Hong Kong Dollar,
Expiring 12/21/16	Morgan Stanley	HKD	1,880	242,499	242,585	(86)
Hungarian Forint,
Expiring 12/21/16	Citigroup Global Markets	HUF	4,556,000	16,724,176	16,627,168	97,008
Expiring 12/21/16	Deutsche Bank AG	HUF	4,000	14,674	14,598	76
Expiring 12/21/16	Deutsche Bank AG	HUF	3,694	13,555	13,480	75
Expiring 12/21/16	Morgan Stanley	HUF	15,336	55,674	55,970	(296)
Indian Rupee,
Expiring 10/27/16	Hong Kong & Shanghai Bank	INR	10,500	155,578	156,935	(1,357)
Expiring 12/21/16	Morgan Stanley	INR	31,000	456,857	459,112	(2,255)
Indonesian Rupiah,
Expiring 10/27/16	Standard Chartered PLC	IDR	3,094,288	231,262	236,123	(4,861)
Expiring 10/27/16	UBS AG	IDR	4,256,035	318,256	324,776	(6,520)
Expiring 10/31/16	Standard Chartered PLC	IDR	778,172	60,000	59,345	655
Expiring 12/21/16	Citigroup Global Markets	IDR	10,800,000	811,420	817,171	(5,751)
Israeli Shekel,
Expiring 12/21/16	Citigroup Global Markets	ILS	240	63,707	64,189	(482)
Expiring 12/21/16	Deutsche Bank AG	ILS	596	158,000	159,351	(1,351)
Japanese Yen,
Expiring 12/21/16	Barclays Capital Group	JPY	1,248,000	12,255,528	12,354,244	(98,716)
Expiring 12/21/16	Morgan Stanley	JPY	274,000	2,693,550	2,712,390	(18,840)
Expiring 12/21/16	Morgan Stanley	JPY	1,000	9,830	9,899	(69)
Malaysian Ringgit,
Expiring 10/04/16	Deutsche Bank AG	MYR	769	187,907	185,910	1,997
Expiring 10/07/16	Hong Kong & Shanghai Bank	MYR	1,265	305,660	305,868	(208)
Expiring 10/27/16	Hong Kong & Shanghai Bank	MYR	769	186,698	185,660	1,038
Expiring 10/27/16	Morgan Stanley	MYR	153	37,157	37,036	121
Expiring 12/21/16	Citigroup Global Markets	MYR	50,100	12,300,516	12,064,564	235,952
Expiring 12/21/16	Morgan Stanley	MYR	390	94,139	93,916	223
Expiring 12/21/16	Morgan Stanley	MYR	390	93,908	93,916	(8)
Mexican Peso,
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	3,142	159,000	160,547	(1,547)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	3,133	159,000	160,107	(1,107)
Expiring 12/21/16	Royal Bank of Scotland Group PLC	MXN	2,940	159,000	150,236	8,764
New Taiwanese Dollar,
Expiring 10/07/16	UBS AG	TWD	4,807	153,322	153,374	(52)
Expiring 10/21/16	Morgan Stanley	TWD	9,868	315,000	314,985	15
Expiring 10/24/16	Bank of America	TWD	4,946	158,000	157,903	97
Expiring 10/24/16	Citigroup Global Markets	TWD	9,716	307,042	310,182	(3,140)
Expiring 10/24/16	Hong Kong & Shanghai Bank	TWD	9,384	302,976	299,565	3,411
Expiring 11/10/16	UBS AG	TWD	15,570	492,715	497,282	(4,567)
Expiring 11/22/16	Citigroup Global Markets	TWD	18,064	577,675	577,136	539
Expiring 11/22/16	Morgan Stanley	TWD	21,046	674,184	672,414	1,770
Expiring 12/21/16	Morgan Stanley	TWD	2,700	86,056	86,338	(282)
Expiring 12/21/16	UBS AG	TWD	525,900	16,965,611	16,816,710	148,901

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar,
Expiring 12/21/16	Morgan Stanley	NZD	40	$29,067	$29,033	$34
Expiring 12/21/16	Standard Chartered PLC	NZD	200	144,328	145,162	(834)
Expiring 12/21/16	State Street Bank	NZD	16,970	12,579,997	12,317,041	262,956
Norwegian Krone,
Expiring 12/21/16	Citigroup Global Markets	NOK	750	90,532	93,836	(3,304)
Peruvian Nuevo Sol,
Expiring 10/12/16	Morgan Stanley	PEN	374	109,645	110,421	(776)
Expiring 10/12/16	Morgan Stanley	PEN	155	45,771	45,818	(47)
Polish Zloty,
Expiring 12/21/16	Citigroup Global Markets	PLN	660	170,410	172,333	(1,923)
Expiring 12/21/16	Standard Chartered PLC	PLN	1,759	455,514	459,201	(3,687)
Expiring 12/21/16	UBS AG	PLN	1,769	455,837	461,931	(6,094)
Russian Ruble,
Expiring 10/11/16	Standard Chartered PLC	RUB	10,449	161,000	165,944	(4,944)
Expiring 10/21/16	Citigroup Global Markets	RUB	10,463	159,000	165,763	(6,763)
Expiring 10/26/16	Credit Suisse First Boston Corp.	RUB	10,335	161,000	163,535	(2,535)
Expiring 10/27/16	Credit Suisse First Boston Corp.	RUB	2,859	43,997	45,228	(1,231)
Expiring 10/27/16	Morgan Stanley	RUB	10,216	159,000	161,604	(2,604)
Expiring 12/21/16	Barclays Capital Group	RUB	4,000	61,350	62,386	(1,036)
Expiring 12/21/16	Citigroup Global Markets	RUB	21,250	321,288	331,422	(10,134)
Singapore Dollar,
Expiring 12/21/16	Barclays Capital Group	SGD	1,017	745,711	745,763	(52)
Expiring 12/21/16	Morgan Stanley	SGD	190	139,135	139,370	(235)
Expiring 12/21/16	RBC Dominion Securities	SGD	384	281,996	281,917	79
Expiring 12/21/16	Standard Chartered PLC	SGD	1,373	1,009,677	1,007,307	2,370
South African Rand,
Expiring 12/21/16	Barclays Capital Group	ZAR	2,705	191,000	193,907	(2,907)
Expiring 12/21/16	Barclays Capital Group	ZAR	1,832	126,000	131,353	(5,353)
Expiring 12/21/16	Barclays Capital Group	ZAR	1,766	126,000	126,587	(587)
Expiring 12/21/16	Barclays Capital Group	ZAR	902	63,000	64,650	(1,650)
Expiring 12/21/16	JPMorgan Chase	ZAR	2,199	159,000	157,672	1,328
South Korean Won,
Expiring 10/04/16	BNP Paribas	KRW	228,563	206,080	207,524	(1,444)
Expiring 10/04/16	Hong Kong & Shanghai Bank	KRW	302,207	271,000	274,388	(3,388)
Expiring 10/19/16	BNP Paribas	KRW	404,616	366,059	367,329	(1,270)
Expiring 10/19/16	UBS AG	KRW	290,928	262,476	264,118	(1,642)
Expiring 10/20/16	Citigroup Global Markets	KRW	935,799	857,509	849,556	7,953
Expiring 10/21/16	Citigroup Global Markets	KRW	457,287	403,073	415,139	(12,066)
Expiring 10/21/16	Hong Kong & Shanghai Bank	KRW	243,914	217,664	221,433	(3,769)
Expiring 10/24/16	Deutsche Bank AG	KRW	178,358	159,000	161,915	(2,915)
Expiring 10/24/16	Hong Kong & Shanghai Bank	KRW	387,801	347,041	352,050	(5,009)
Expiring 10/26/16	Citigroup Global Markets	KRW	175,579	159,000	159,390	(390)
Expiring 12/21/16	Citigroup Global Markets	KRW	13,920,000	12,730,349	12,633,452	96,897
Expiring 12/21/16	UBS AG	KRW	10,000	9,056	9,076	(20)
Swedish Krona,
Expiring 12/21/16	Citigroup Global Markets	SEK	2,400	281,050	280,970	80
Expiring 12/21/16	Citigroup Global Markets	SEK	1,050	122,959	122,924	35
Swiss Franc,
Expiring 12/21/16	Deutsche Bank AG	CHF	970	994,482	1,003,700	(9,218)
Expiring 12/21/16	JPMorgan Chase	CHF	140	144,942	144,864	78
Expiring 12/21/16	State Street Bank	CHF	16,010	16,642,169	16,566,227	75,942
Thai Baht,
Expiring 10/20/16	Deutsche Bank AG	THB	12,128	350,682	349,920	762
Turkish Lira,
Expiring 12/21/16	BNP Paribas	TRY	85	27,938	27,918	20

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/21/16	Morgan Stanley	TRY	200	$65,982	$65,420	$562

				$227,632,001	$226,215,306	1,416,695

						$1,090,827

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
06/21/17	Buy	CZK	3,936	EUR	146	$655	Bank of America
06/21/17	Buy	CZK	7,890	EUR	293	1,222	Citigroup Global Markets
06/21/17	Buy	CZK	3,891	EUR	145	(132)	State Street Bank
06/21/17	Buy	CZK	3,933	EUR	146	547	UBS AG
12/21/16	Buy	EUR	68	PLN	293	219	BNP Paribas
12/21/16	Buy	EUR	117	PLN	506	(40)	BNP Paribas
12/21/16	Buy	EUR	74	PLN	320	195	Deutsche Bank AG
12/21/16	Buy	EUR	26	PLN	112	(10)	UBS AG
06/21/17	Buy	EUR	29	CZK	776	147	State Street Bank
12/21/16	Buy	HUF	44,746	EUR	144	904	Morgan Stanley
12/21/16	Buy	PLN	618	EUR	143	(37)	Bank of America
12/21/16	Buy	PLN	712	EUR	165	369	Bank of America
12/21/16	Buy	PLN	613	HUF	43,656	737	BNP Paribas
12/21/16	Buy	PLN	626	EUR	144	965	Deutsche Bank AG
12/21/16	Buy	PLN	617	EUR	143	(258)	UBS AG
12/21/16	Buy	PLN	625	EUR	144	684	UBS AG

						$6,167

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	2,130	01/02/17	11.550%	Brazilian Interbank	$(23,218)	$—	$(23,218)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	1,440	01/02/17	15.740%	Brazilian Interbank	6,812	—	6,812	Citigroup Global Markets
				Deposit Rate(1)
BRL	40	01/02/17	11.770%	Brazilian Interbank	(365)	—	(365)	Deutsche Bank AG
				Deposit Rate(1)
BRL	3,270	01/02/18	13.877%	Brazilian Interbank	14,256	—	14,256	Deutsche Bank AG
				Deposit Rate(1)
BRL	2,710	01/02/18	12.740%	Brazilian Interbank	(8,828)	—	(8,828)	Citigroup Global Markets
				Deposit Rate(2)
BRL	290	01/02/18	11.150%	Brazilian Interbank	(4,103)	—	(4,103)	Credit Suisse First Boston Corp.
				Deposit Rate(1)
BRL	2,090	01/04/21	16.150%	Brazilian Interbank	79,381	—	79,381	Morgan Stanley
				Deposit Rate(1)
BRL	740	01/04/21	13.927%	Brazilian Interbank	(14,765)	—	(14,765)	Deutsche Bank AG
				Deposit Rate(2)
BRL	570	01/04/21	11.410%	Brazilian Interbank	3,988	—	3,988	Morgan Stanley
				Deposit Rate(2)
BRL	480	01/04/21	16.170%	Brazilian Interbank	18,311	—	18,311	Deutsche Bank AG
				Deposit Rate(1)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Interest rate swap agreements outstanding at September 30, 2016 (continued):
BRL	1,820	01/02/23	13.602%	Brazilian Interbank	$(39,571)	$—	$(39,571)	Deutsche Bank AG
				Deposit Rate(2)
BRL	740	01/02/25	14.335%	Brazilian Interbank	24,459	—	24,459	Deutsche Bank AG
				Deposit Rate(1)
BRL	620	01/02/25	12.340%	Brazilian Interbank	(5,256)	—	(5,256)	Deutsche Bank AG
				Deposit Rate(2)
COP	2,973,100	03/27/17	7.340%	Colombia	124	—	124	Morgan Stanley
				Interbank rate(2)
COP	3,393,170	03/30/17	7.350%	Colombia	30	—	30	Citigroup Global Markets
				Interbank rate(2)
COP	2,077,690	04/03/17	7.360%	Colombia	(58)	—	(58)	Morgan Stanley
				Interbank rate(2)
COP	3,290,440	06/13/17	7.220%	Colombia	(25,050)	—	(25,050)	Citigroup Global Markets
				Interbank rate(2)
COP	3,222,940	08/01/17	7.339%	Colombia	1,916	—	1,916	Morgan Stanley
				Interbank rate(1)
COP	423,180	04/15/19	5.110%	90 Day	4,397	—	4,397	Credit Suisse First Boston Corp.
				Colombian
				Interbank rate(2)
COP	224,740	04/22/19	5.190%	Colombia	2,108	—	2,108	JPMorgan Chase
				Interbank rate(2)
KRW	246,840	03/03/17	2.850%	3 Month	1,695	—	1,695	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	840,670	03/07/17	2.875%	3 Month	5,882	—	5,882	Citigroup Global Markets
				Certificate of
				Deposit(1)
KRW	1,319,500	10/06/17	2.239%	3 Month	14,319	—	14,319	Citigroup Global Markets
				Certificate of
				Deposit(2)
KRW	915,800	10/06/17	2.245%	3 Month	10,004	—	10,004	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	116,820	10/13/17	2.250%	3 Month	1,277	(7)	1,284	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	221,190	10/14/17	2.240%	3 Month	2,404	(13)	2,417	Citigroup Global Markets
				Certificate of
				Deposit(1)
KRW	202,870	10/14/17	2.250%	3 Month	2,227	(12)	2,239	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	202,870	10/14/17	2.245%	3 Month	2,236	(12)	2,248	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	445,020	10/15/17	2.252%	3 Month	4,847	(26)	4,873	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	299,010	10/28/17	2.172%	3 Month	3,062	—	3,062	Deutsche Bank AG
				Certificate of
				Deposit(1)
KRW	533,310	02/07/19	1.461%	3 Month	2,696	—	2,696	Morgan Stanley
				Certificate of
				Deposit(1)
KRW	1,473,020	05/14/23	2.000%	3 Month	(115,889)	—	(115,889)	Barclays Capital Group
				Certificate of
				Deposit(1)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
KRW	411,360	07/11/24	2.940%	3 Month	$48,260	$—	$48,260	Citigroup Global Markets
				Certificate of
				Deposit(1)
THB	11,140	11/26/16	1.800%	6 Month Thailand	529	—	529	Citigroup Global Markets
				reference rate(1)
THB	7,690	02/04/21	1.903%	6 Month Thailand	1,237	—	1,237	Citigroup Global Markets
				reference rate(1)
THB	3,360	02/15/21	1.815%	6 Month Thailand	156	—	156	Citigroup Global Markets
				reference rate(1)
THB	4,390	02/16/21	1.830%	6 Month Thailand	292	—	292	Credit Suisse First Boston Corp.
				reference rate(1)
THB	5,230	02/23/21	1.880%	6 Month Thailand	623	—	623	Morgan Stanley
				reference rate(1)
ZAR	3,400	06/07/18	7.100%	3 Month JIBAR(1)	(1,257)	—	(1,257)	Deutsche Bank AG
ZAR	1,375	06/07/18	7.110%	3 Month JIBAR(1)	(492)	—	(492)	Deutsche Bank AG
ZAR	18,000	04/30/20	6.000%	3 Month JIBAR(1)	(65,622)	—	(65,622)	Morgan Stanley

					$(46,946)	$(70)	$(46,876)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CZK	36,000	12/21/26	0.475%	6 Month PRIBOR(2)	$1,556	$8,559	$7,003
HKD	3,670	12/21/21	1.200%	3 Month HIBOR(2)	1,753	(469)	(2,222)
MXN	18,530	10/14/16	3.680%	1 Month Mexican	2	(628)	(630)
				Deposit Rate(1)
MXN	5,370	09/25/18	5.190%	1 Month Mexican	3	3,032	3,029
				Deposit Rate(2)
MXN	6,480	03/09/22	5.500%	1 Month Mexican	(7,361)	(10,298)	(2,937)
				Deposit Rate(1)
MXN	13,210	03/06/24	5.750%	1 Month Mexican	(8,308)	(23,229)	(14,921)
				Deposit Rate(1)
MXN	30,470	03/03/27	6.000%	1 Month Mexican	(45,181)	(59,643)	(14,462)
				Deposit Rate(1)
PLN	3,620	03/15/22	1.820%	6 Month WIBOR(1)	(1,846)	(7,825)	(5,979)
ZAR	3,310	06/13/19	7.640%	3 Month LIBOR(1)	—	1,138	1,138
ZAR	1,200	09/05/19	7.280%	3 Month JIBAR(1)	1	(429)	(430)
ZAR	3,620	09/08/19	7.310%	3 Month JIBAR(1)	3	(1,108)	(1,111)
ZAR	2,280	09/21/23	8.350%	3 Month JIBAR(1)	—	3,907	3,907
ZAR	1,120	12/18/24	7.890%	3 Month JIBAR(2)	—	387	387

					$(59,378)	$(86,606)	$(27,228)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.IG.26	06/20/21	1.000%	48,025	$(495,998)	$(698,000)	$(202,002)

				$(495,998)	$(698,000)	$(202,002)

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
CMBX.NA.AAA.6	05/11/63	0.500%	200	*	$(1,563)	$(5,029)	$3,466	Credit Suisse First Boston Corp.
CMBX.NA.AAA.6	05/11/63	0.500%	200	*	(1,563)	(4,787)	3,224	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	1,600	*	(25,733)	(44,287)	18,554	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	700	*	(11,260)	(25,681)	14,421	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	600	*	(9,652)	(21,672)	12,020	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	500	*	(8,042)	(19,286)	11,244	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(6,434)	(15,268)	8,834	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(6,434)	(15,124)	8,690	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(6,434)	(15,582)	9,148	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(6,434)	(15,582)	9,148	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(6,434)	(14,520)	8,086	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	400	*	(6,434)	(14,777)	8,343	Credit Suisse First Boston Corp.
CMBX.NA.AAA.7	01/17/47	0.500%	300	*	(4,826)	(10,055)	5,229	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(3,218)	(7,388)	4,170	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(3,218)	(7,031)	3,813	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(3,218)	(7,260)	4,042	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(3,218)	(7,706)	4,488	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(3,218)	(7,404)	4,186	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(3,218)	(7,188)	3,970	Barclays Capital Group
CMBX.NA.AAA.7	01/17/47	0.500%	200	*	(3,217)	(7,569)	4,352	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	1,800	*	(43,610)	(72,434)	28,824	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	1,800	*	(43,610)	(80,820)	37,210	Credit Suisse First Boston Corp.

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2) (cont’d.):
CMBX.NA.AAA.8	10/17/57	0.500%	1,000	*	$(24,231)	$(49,556)	$25,325	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	900	*	(21,804)	(36,749)	14,945	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	800	*	(19,382)	(33,769)	14,387	Barclays Capital Group
CMBX.NA.AAA.8	10/17/57	0.500%	700	*	(16,962)	(35,542)	18,580	Credit Suisse First Boston Corp.
CMBX.NA.AAA.8	10/17/57	0.500%	500	*	(12,114)	(21,734)	9,620	Barclays Capital Group

					$(305,481)	$(603,800)	$298,319

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%	80	0.501%	$(1,006)	$(202)	$(804)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	80	0.501%	(1,006)	(213)	(793)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.501%	(755)	(335)	(420)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	60	0.501%	(755)	(102)	(653)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	50	0.501%	(629)	(170)	(459)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.501%	(503)	(133)	(370)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	40	0.501%	(503)	(249)	(254)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.501%	(503)	(301)	(202)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.501%	(503)	(300)	(203)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.501%	(503)	(320)	(183)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.501%	(503)	(358)	(145)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	40	0.501%	(503)	(156)	(347)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	30	0.501%	(377)	(100)	(277)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%	20	0.501%	(251)	(68)	(183)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	20	0.501%	(251)	(67)	(184)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	03/20/19	1.000%	20	0.501%	$(251)	$(82)	$(169)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	20	0.501%	(251)	(133)	(118)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%	10	0.501%	(126)	(66)	(60)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%	10	0.501%	(126)	(44)	(82)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	160	0.555%	(1,972)	—	(1,972)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	140	0.555%	(1,726)	(2,155)	429	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	110	0.555%	(1,356)	(747)	(609)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	90	0.555%	(1,110)	(482)	(628)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	80	0.555%	(986)	(476)	(510)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	70	0.555%	(862)	(214)	(648)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.555%	(740)	(389)	(351)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	60	0.555%	(740)	(780)	40	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.555%	(616)	(331)	(285)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.555%	(616)	(223)	(393)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	50	0.555%	(616)	(352)	(264)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	40	0.555%	(492)	(275)	(217)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	40	0.555%	(492)	(98)	(394)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.555%	(370)	(193)	(177)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.555%	(370)	(196)	(174)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.555%	(370)	(292)	(78)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	30	0.555%	(370)	(326)	(44)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.555%	(246)	(123)	(123)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	20	0.555%	(246)	(126)	(120)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	10	0.555%	(124)	(57)	(67)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	380	0.856%	(2,363)	641	(3,004)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	340	0.856%	(2,124)	4,107	(6,231)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	12/20/20	1.000%	320	0.856%	$(1,999)	$2,808	$(4,807)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	300	0.856%	(1,874)	3,754	(5,628)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	260	0.856%	(1,617)	3,106	(4,723)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	240	0.856%	(1,492)	2,932	(4,424)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	0.856%	(1,244)	1,318	(2,562)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	200	0.856%	(1,244)	2,426	(3,670)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	170	0.856%	(1,057)	914	(1,971)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	150	0.856%	(933)	2,025	(2,958)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%	100	0.856%	(622)	1,014	(1,636)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	60	0.856%	(373)	715	(1,088)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	40	0.856%	(248)	269	(517)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	0.856%	(62)	84	(146)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%	10	0.856%	(62)	88	(150)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	970	0.972%	(1,574)	11,551	(13,125)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	280	0.972%	(454)	1,380	(1,834)	US Bank
People’s Republic of China	06/20/21	1.000%	250	0.972%	(406)	2,447	(2,853)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	230	0.972%	(373)	2,458	(2,831)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.972%	(260)	258	(518)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	160	0.972%	(260)	1,558	(1,818)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.972%	(260)	1,740	(2,000)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	160	0.972%	(260)	1,736	(1,996)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	140	0.972%	(228)	322	(550)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	130	0.972%	(211)	1,235	(1,446)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	130	0.972%	(211)	472	(683)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	120	0.972%	(194)	1,161	(1,355)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	120	0.972%	(194)	1,368	(1,562)	Citigroup Global Markets

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/21	1.000%	120	0.972%	$(194)	$1,231	$(1,425)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	100	0.972%	(162)	218	(380)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	90	0.972%	(146)	—	(146)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	80	0.972%	(130)	300	(430)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	60	0.972%	(98)	97	(195)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	60	0.972%	(98)	566	(664)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	50	0.972%	(81)	254	(335)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	40	0.972%	(64)	87	(151)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	20	0.972%	(32)	194	(226)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	20	0.972%	(32)	(168)	136	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	20	0.972%	(32)	102	(134)	JPMorgan Chase
People’s Republic of China	12/20/21	1.000%	80	1.066%	231	282	(51)	Deutsche Bank AG

					$(46,762)	$45,816	$(92,578)

Cash of $500,000 has been segregated with Barclays Capital Group to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
TRY	1,490	8.05%	668	3 Month LIBOR	Deutsche Bank AG	12/04/16	$(138,435)	$—	$(138,435)
TRY	514	8.08%	230	3 Month LIBOR	Deutsche Bank AG	12/05/16	(47,206)	—	(47,206)
ZAR	927	6.49%	89	3 Month LIBOR	Deutsche Bank AG	05/23/19	(21,488)	(85)	(21,403)
ZAR	580	6.34%	56	3 Month LIBOR	Citigroup Global Markets	05/13/24	(13,377)	(147)	(13,230)
ZAR	1,190	6.34%	115	3 Month LIBOR	Morgan Stanley	05/13/24	(27,365)	(246)	(27,119)

							$(247,871)	$(478)	$(247,393)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$692,676,675	$—	$—
Common Stocks	385,632,605	484,791,792	91,540
Exchange Traded Funds	29,536,968	—	—
Preferred Stocks	2,192,960	3,235,022	—
Rights	—	401	1,110
Unaffiliated Funds	44,465	213,283	—
Warrants	434	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	51,879,408	—
Non-Residential Mortgage-Backed Securities	—	65,008,406	—
Residential Mortgage-Backed Securities	—	—	10,100,000
Bank Loans	—	44,068,379	2,532,112
Commercial Mortgage-Backed Securities	—	56,438,154	—
Corporate Bonds	—	368,319,735	—
Foreign Government Bonds	—	64,894,909	91,149
Municipal Bonds	—	8,673,564	—
Residential Mortgage-Backed Securities	—	13,166,671	—
U.S. Government Agency Obligations	—	309,477,495	—
U.S. Treasury Obligations	—	232,008,470	—
Options Purchased	—	1,317,067	—
U.S. Government Agency Obligation—Short	—	(9,494,825)	—
Options Written	(234,856)	(1,638,997)	—
Other Financial Instruments*
Futures Contracts	(3,769,867)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,090,827	—
OTC Cross Currency Exchange Contracts	—	6,167	—
OTC Interest Rate Swap Agreements	—	(46,946)	—
Centrally Cleared Interest Rate Swap Agreements	—	(27,228)	—
OTC Credit Default Swap Agreements	—	(352,243)	—
Centrally Cleared Credit Default Swap Agreements	—	(202,002)	—
OTC Currency Swap Agreements	—	(247,871)	—

Total	$1,106,079,384	$1,692,579,638	$12,815,911

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$(554,245)
Equity contracts.	(1,505,146)
Foreign exchange contracts	1,096,994
Interest rate contracts	(3,141,607)

Grand Total	$(4,104,004)

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 95.8%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	59,985	$5,465,233
Esterline Technologies Corp.*	49,956	3,798,654
KLX, Inc.*	41,211	1,450,627
Moog, Inc. (Class A Stock)*	82,363	4,903,893

		15,618,407

Air Freight & Logistics — 1.3%
Forward Air Corp.	93,779	4,056,880
XPO Logistics, Inc.*(a)	207,820	7,620,759

		11,677,639

Auto Components — 0.4%
Standard Motor Products, Inc.	24,342	1,162,574
Tower International, Inc.	105,541	2,543,538

		3,706,112

Banks — 17.7%
Ameris Bancorp	80,730	2,821,513
BancorpSouth, Inc.	142,458	3,305,026
Bank of the Ozarks, Inc.(a)	68,311	2,623,142
Banner Corp.	96,413	4,217,105
BNC Bancorp	123,413	3,001,404
Boston Private Financial Holdings, Inc.(a)	220,201	2,825,179
Brookline Bancorp, Inc.	191,636	2,336,043
CenterState Banks, Inc.	60,062	1,064,899
CoBiz Financial, Inc.	140,512	1,870,215
Columbia Banking System, Inc.	171,211	5,602,024
Community Bank System, Inc.(a)	100,211	4,821,151
ConnectOne Bancorp, Inc.	95,280	1,720,757
CU Bancorp*	44,399	1,012,741
CVB Financial Corp.(a)	313,857	5,527,022
First Financial Bankshares, Inc.(a)	130,812	4,766,789
First Merchants Corp.	148,209	3,964,591
First Midwest Bancorp, Inc.	162,978	3,155,254
First of Long Island Corp. (The)	38,595	1,279,424
Flushing Financial Corp.	111,011	2,633,181
Glacier Bancorp, Inc.	176,804	5,042,450
Great Western Bancorp, Inc.	171,894	5,727,508
Heritage Financial Corp.	92,044	1,652,190
Home BancShares, Inc.	189,706	3,947,782
Independent Bank Corp.(a)	80,807	4,370,851
Independent Bank Group, Inc.	41,455	1,831,067
Lakeland Financial Corp.	61,158	2,166,216
LegacyTexas Financial Group, Inc.	202,245	6,397,009
MB Financial, Inc.	184,001	6,999,398
PacWest Bancorp(a)	114,610	4,917,915
Pinnacle Financial Partners, Inc.(a)	110,283	5,964,105
PrivateBancorp, Inc.	181,344	8,327,316
Prosperity Bancshares, Inc.	111,077	6,097,016
Renasant Corp.	135,744	4,565,071
Sandy Spring Bancorp, Inc.	56,827	1,737,770
South State Corp.	71,363	5,355,079
Southwest Bancorp, Inc.	45,236	859,032
State Bank Financial Corp.	123,511	2,818,521
Texas Capital Bancshares, Inc.*	80,495	4,420,785
TriCo Bancshares	66,321	1,775,413
Webster Financial Corp.	258,497	9,825,471

		153,345,425

	Shares	Value
COMMON STOCKS (Continued)
Building Products — 1.2%
Continental Building Products, Inc.*	125,963	$2,643,963
Gibraltar Industries, Inc.*	92,427	3,433,663
Masonite International Corp.*	73,998	4,600,456

		10,678,082

Capital Markets — 1.7%
Golub Capital BDC, Inc.(a)	57,447	1,066,791
MarketAxess Holdings, Inc.	21,347	3,534,850
New Mountain Finance Corp.(a)	63,262	870,485
OM Asset Management PLC	198,329	2,758,756
Stifel Financial Corp.*	144,716	5,564,330
Virtu Financial, Inc. (Class A Stock)	80,535	1,205,609

		15,000,821

Chemicals — 2.3%
Methanex Corp. (Canada)	5,468	195,098
Minerals Technologies, Inc.	94,312	6,666,915
Olin Corp.(a)	42,152	864,959
PolyOne Corp.	64,813	2,191,328
Quaker Chemical Corp.	22,821	2,417,428
Trinseo SA	59,104	3,342,922
WR Grace & Co.	62,942	4,645,120

		20,323,770

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	170,933	6,786,040
Mobile Mini, Inc.(a)	90,636	2,737,207
MSA Safety, Inc.	45,367	2,633,101

		12,156,348

Communications Equipment — 1.5%
Ixia*	230,127	2,876,587
NetScout Systems, Inc.*	155,071	4,535,827
Radware Ltd. (Israel)*(a)	66,489	913,559
Viavi Solutions, Inc.*	609,784	4,506,304

		12,832,277

Construction & Engineering — 0.7%
EMCOR Group, Inc.	108,224	6,452,315

Construction Materials — 0.9%
Eagle Materials, Inc.	59,109	4,569,126
Summit Materials, Inc. (Class A Stock)*	194,318	3,604,599

		8,173,725

Containers & Packaging — 1.2%
Berry Plastics Group, Inc.*	155,025	6,797,846
Graphic Packaging Holding Co.	248,544	3,477,131

		10,274,977

Distributors — 0.4%
Core-Mark Holding Co., Inc.	87,014	3,115,101

Electric Utilities — 2.2%
IDACORP, Inc.	85,482	6,691,531
PNM Resources, Inc.	193,135	6,319,377
Portland General Electric Co.	148,647	6,330,876

		19,341,784

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	125,562	2,479,849

Electronic Equipment, Instruments & Components — 1.9%
Anixter International, Inc.*	55,184	3,559,368
CTS Corp.	148,676	2,765,374

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	13,974	$1,799,991
Plexus Corp.*	79,482	3,718,168
SYNNEX Corp.	38,884	4,437,053

		16,279,954

Equity Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust(a)	229,912	8,332,011
Care Capital Properties, Inc.	254,391	7,250,143
Chesapeake Lodging Trust	357,159	8,178,941
Columbia Property Trust, Inc.	88,867	1,989,732
CubeSmart	247,368	6,743,252
CyrusOne, Inc.	160,278	7,624,424
Highwoods Properties, Inc.	63,681	3,319,054
Hudson Pacific Properties, Inc.	128,363	4,219,292
Life Storage, Inc.	67,308	5,986,373
Pebblebrook Hotel Trust(a)	367,600	9,778,160
Post Properties, Inc.	95,413	6,309,662
PS Business Parks, Inc.	42,535	4,830,700
RLJ Lodging Trust	185,507	3,901,212
Terreno Realty Corp.	269,703	7,419,530

		85,882,486

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	89,216	445,188

Food Products — 1.9%
AdvancePierre Foods Holdings, Inc.	168,413	4,641,462
Pinnacle Foods, Inc.	102,665	5,150,703
Post Holdings, Inc.*	10,465	807,584
TreeHouse Foods, Inc.*(a)	69,051	6,020,557

		16,620,306

Gas Utilities — 2.3%
New Jersey Resources Corp.	148,610	4,883,325
South Jersey Industries, Inc.(a)	128,706	3,803,262
Southwest Gas Corp.	75,324	5,262,135
WGL Holdings, Inc.	94,293	5,912,171

		19,860,893

Health Care Equipment & Supplies — 1.1%
CONMED Corp.(a)	87,215	3,493,833
Endologix, Inc.*(a)	147,556	1,888,717
Integra LifeSciences Holdings Corp.*	43,100	3,557,905
Wright Medical Group NV*(a)	41,109	1,008,404

		9,948,859

Health Care Providers & Services — 1.8%
Air Methods Corp.*	73,946	2,328,560
American Renal Associates Holdings, Inc.*(a)	69,007	1,260,758
Amsurg Corp.*(a)	54,643	3,663,813
HealthSouth Corp.	50,536	2,050,245
Team Health Holdings, Inc.*(a)	67,902	2,210,889
VCA, Inc.*	53,636	3,753,447

		15,267,712

Health Care Technology — 0.2%
HMS Holdings Corp.*	91,277	2,023,611

Hotels, Restaurants & Leisure — 2.1%
Extended Stay America, Inc.	95,935	1,362,277
Jack in the Box, Inc.	62,007	5,948,952
Marriott Vacations Worldwide Corp.(a)	52,283	3,833,390

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Vail Resorts, Inc.	42,298	$6,635,710

		17,780,329

Household Durables — 0.7%
CalAtlantic Group, Inc.(a)	78,531	2,626,077
Meritage Homes Corp.*	54,726	1,898,992
William Lyon Homes (Class A Stock)*(a)	61,185	1,134,982

		5,660,051

Household Products — 1.0%
Spectrum Brands Holdings, Inc.(a)	65,910	9,075,148

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*(a)	127,378	1,578,213

Insurance — 3.6%
AMERISAFE, Inc.	41,538	2,441,604
AmTrust Financial Services, Inc.	101,587	2,725,579
CNO Financial Group, Inc.	332,290	5,074,068
Endurance Specialty Holdings Ltd.	63,626	4,164,322
Enstar Group Ltd. (Bermuda)*(g)	12,857	2,114,591
Kinsale Capital Group, Inc.	33,903	745,866
Maiden Holdings Ltd.	281,797	3,576,004
National General Holdings Corp.	179,173	3,984,807
ProAssurance Corp.	54,145	2,841,530
RLI Corp.	52,132	3,563,743

		31,232,114

Internet Software & Services — 0.1%
Cornerstone OnDemand, Inc.*	24,929	1,145,488

IT Services — 1.2%
Convergys Corp.	133,029	4,046,742
DST Systems, Inc.	30,950	3,649,624
MAXIMUS, Inc.	54,029	3,055,880

		10,752,246

Life Sciences Tools & Services — 0.9%
PRA Health Sciences, Inc.*(a)	66,257	3,744,183
VWR Corp.*	131,493	3,729,141

		7,473,324

Machinery — 3.2%
Barnes Group, Inc.	93,834	3,804,969
CLARCOR, Inc.	40,654	2,642,510
ITT, Inc.	114,009	4,086,083
RBC Bearings, Inc.*	22,439	1,716,135
Rexnord Corp.*	116,059	2,484,823
Standex International Corp.	18,368	1,705,836
TriMas Corp.*	219,128	4,077,972
Watts Water Technologies, Inc. (Class A Stock)	62,750	4,068,710
Woodward, Inc.	56,689	3,541,929

		28,128,967

Media — 1.5%
Live Nation Entertainment, Inc.*	285,088	7,834,218
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	89,273	5,151,945

		12,986,163

Metals & Mining — 1.6%
Allegheny Technologies, Inc.(a)	216,208	3,906,879
Commercial Metals Co.	28,761	465,641
Hecla Mining Co.(a)	345,845	1,971,317

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Kaiser Aluminum Corp.	45,524	$3,937,371
Royal Gold, Inc.(a)	42,246	3,271,108

		13,552,316

Mortgage Real Estate Investment Trusts (REITs) — 2.0%
Blackstone Mortgage Trust, Inc. (Class A Stock)	200,441	5,902,987
MFA Financial, Inc.	589,306	4,408,009
PennyMac Mortgage Investment Trust	125,818	1,960,244
Two Harbors Investment Corp.	627,569	5,353,164

		17,624,404

Multi-Utilities — 1.1%
Black Hills Corp.(a)	81,459	4,986,920
NorthWestern Corp.	80,629	4,638,586

		9,625,506

Oil, Gas & Consumable Fuels — 5.3%
Carrizo Oil & Gas, Inc.*(a)	94,154	3,824,535
Golar LNG Ltd. (Bermuda)(a)	212,077	4,496,032
Parsley Energy, Inc. (Class A Stock)*	153,405	5,140,602
PBF Energy, Inc. (Class A Stock)(a)	56,872	1,287,582
PDC Energy, Inc.*(a)	120,331	8,069,397
Range Resources Corp.	47,549	1,842,524
Rice Energy, Inc.*	306,886	8,012,793
RSP Permian, Inc.*	185,675	7,200,477
Synergy Resources Corp.*(a)	392,303	2,718,660
Whiting Petroleum Corp.*(a)	168,240	1,470,418
WPX Energy, Inc.*	173,041	2,282,411

		46,345,431

Paper & Forest Products — 0.1%
Mercer International, Inc. (Canada)	53,963	457,067

Pharmaceuticals — 0.6%
Catalent, Inc.*	118,449	3,060,722
Prestige Brands Holdings, Inc.*	47,356	2,285,874

		5,346,596

Professional Services — 0.4%
On Assignment, Inc.*	99,013	3,593,182

Real Estate Management & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	295,602	6,665,825

Semiconductors & Semiconductor Equipment — 3.1%
Cabot Microelectronics Corp.	45,530	2,408,992
Cypress Semiconductor Corp.(a)	235,452	2,863,096
Entegris, Inc.*	353,174	6,152,291
Intersil Corp. (Class A Stock)	198,907	4,362,030
MKS Instruments, Inc.	86,657	4,309,453
Semtech Corp.*	154,850	4,293,991
Silicon Laboratories, Inc.*	41,168	2,420,678

		26,810,531

Software — 2.9%
Bottomline Technologies de, Inc.*(a)	96,282	2,244,333
CommVault Systems, Inc.*	76,703	4,075,230
Mentor Graphics Corp.	306,973	8,116,366
MicroStrategy, Inc. (Class A Stock)*	14,763	2,471,917
Verint Systems, Inc.*	210,521	7,921,905

		24,829,751

Specialty Retail — 3.3%
American Eagle Outfitters, Inc.(a)	241,610	4,315,155

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Ascena Retail Group, Inc.*(a)	26,610	$148,750
Boot Barn Holdings, Inc.*(a)	134,628	1,532,067
Burlington Stores, Inc.*	109,128	8,841,551
CST Brands, Inc.	28,276	1,359,793
Lithia Motors, Inc. (Class A Stock)(a)	40,911	3,907,819
Monro Muffler Brake, Inc.(a)	24,337	1,488,694
Murphy USA, Inc.*	59,946	4,277,747
Party City Holdco, Inc.*	136,380	2,334,826

		28,206,402

Technology Hardware, Storage & Peripherals — 0.5%
Electronics For Imaging, Inc.*(a)	90,196	4,412,388

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	52,620	2,985,659
Deckers Outdoor Corp.*(a)	35,478	2,112,715
G-III Apparel Group Ltd.*	40,130	1,169,789
Steven Madden Ltd.*	23,862	824,671

		7,092,834

Thrifts & Mortgage Finance — 2.0%
Dime Community Bancshares, Inc.	63,972	1,072,171
EverBank Financial Corp.	137,936	2,670,441
OceanFirst Financial Corp.	58,788	1,132,257
Oritani Financial Corp.	81,169	1,275,977
Provident Financial Services, Inc.	148,923	3,161,635
Radian Group, Inc.	376,153	5,096,873
WSFS Financial Corp.	71,069	2,593,308

		17,002,662

Trading Companies & Distributors — 2.2%
Beacon Roofing Supply, Inc.*	101,705	4,278,729
GMS, Inc.*	28,070	623,996
Kaman Corp.(a)	83,835	3,682,033
NOW, Inc.*(a)	149,168	3,196,670
Univar, Inc.*	232,499	5,080,103
WESCO International, Inc.*	42,315	2,601,949

		19,463,480

Water Utilities — 0.4%
California Water Service Group	103,143	3,309,859

TOTAL COMMON STOCKS (cost $707,155,843)		831,655,918

EXCHANGE TRADED FUND — 2.0%
iShares Russell 2000 Value Index Fund(a) (cost $15,624,680)	166,124	17,401,489

TOTAL LONG-TERM INVESTMENTS (cost $722,780,523)		849,057,407

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 17.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $16,368,020)(w)	16,368,020	$16,368,020
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $137,619,139)(b)(w)	137,619,139	$137,619,139

TOTAL SHORT-TERM INVESTMENTS (cost $153,987,159)		$153,987,159

TOTAL INVESTMENTS — 115.5% (cost $876,767,682)		1,003,044,566
Liabilities in excess of other assets — (15.5)%		(134,921,035)

NET ASSETS — 100.0%		$868,123,531

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,269,971; cash collateral of $137,560,777 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 15,618,407	$ —	$ —
Air Freight & Logistics	11,677,639	—	—
Auto Components	3,706,112	—	—
Banks	153,345,425	—	—
Building Products	10,678,082	—	—
Capital Markets	15,000,821	—	—
Chemicals	20,323,770	—	—
Commercial Services & Supplies	12,156,348	—	—
Communications Equipment	12,832,277	—	—
Construction & Engineering	6,452,315	—	—
Construction Materials	8,173,725	—	—
Containers & Packaging	10,274,977	—	—
Distributors	3,115,101	—	—
Electric Utilities	19,341,784	—	—
Electrical Equipment	2,479,849	—	—
Electronic Equipment, Instruments & Components	16,279,954	—	—
Equity Real Estate Investment Trusts (REITs)	85,882,486	—	—
Food & Staples Retailing	445,188	—	—
Food Products	16,620,306	—	—
Gas Utilities	19,860,893	—	—
Health Care Equipment & Supplies	9,948,859	—	—
Health Care Providers & Services	15,267,712	—	—
Health Care Technology	2,023,611	—	—
Hotels, Restaurants & Leisure	17,780,329	—	—
Household Durables	5,660,051	—	—
Household Products	9,075,148	—	—
Independent Power & Renewable Electricity Producers	1,578,213	—	—
Insurance	31,232,114	—	—
Internet Software & Services	1,145,488	—	—
IT Services	10,752,246	—	—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Life Sciences Tools & Services	$7,473,324	$—	$—
Machinery	28,128,967	—	—
Media	12,986,163	—	—
Metals & Mining	13,552,316	—	—
Mortgage Real Estate Investment Trusts (REITs)	17,624,404	—	—
Multi-Utilities	9,625,506	—	—
Oil, Gas & Consumable Fuels	46,345,431	—	—
Paper & Forest Products	457,067	—	—
Pharmaceuticals	5,346,596	—	—
Professional Services	3,593,182	—	—
Real Estate Management & Development	6,665,825	—	—
Semiconductors & Semiconductor Equipment	26,810,531	—	—
Software	24,829,751	—	—
Specialty Retail	28,206,402	—	—
Technology Hardware, Storage & Peripherals	4,412,388	—	—
Textiles, Apparel & Luxury Goods	7,092,834	—	—
Thrifts & Mortgage Finance	17,002,662	—	—
Trading Companies & Distributors	19,463,480	—	—
Water Utilities	3,309,859	—	—
Exchange Traded Fund	17,401,489	—	—
Affiliated Mutual Funds	153,987,159	—	—

Total	$1,003,044,566	$—	$—

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 68.4%
ASSET-BACKED SECURITIES — 20.2%
Collateralized Loan Obligations — 12.9%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 144A
2.177%(c)	05/01/26	4,757	$4,735,831
Series 2014-4A, Class C, 144A
3.307%(c)	05/01/26	350	332,416
Apidos CLO X (Cayman Islands),
Series 2012-10A, Class A, 144A
2.177%(c)	10/30/22	3,250	3,251,217
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A2, 144A
2.830%(c)	07/15/26	950	933,580
Series 2014-1A, Class B, 144A
3.530%(c)	07/15/26	700	678,808
Series 2015-1A, Class A2, 144A
2.210%(c)	07/15/27	5,850	5,844,307
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.105%(c)	07/25/27	4,000	3,980,754
Hildene CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class B1, 144A
2.888%(c)	07/19/26	2,150	2,139,469
Monroe Capital BSL CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.241%(c)	05/22/27	2,500	2,490,469
Series 2015-1A, Class B, 144A
3.011%(c)	05/22/27	944	931,119
OFSI Fund VI Ltd. (Cayman Islands),
Series 2014-6A, Class ACOM, 144A
1.457%(c)	03/20/25	2,700	2,654,370
OFSI Fund VII Ltd. (Cayman Islands),
Series 2014-7A, Class ACOM, 144A
1.872%(c)	10/18/26	4,550	4,525,430
Trinitas CLO II Ltd. (Cayman Islands),
Series 2014-2A, Class ACOM, 144A
1.665%(c)	07/15/26	9,300	9,135,390
Z Capital Credit Partners CLO Ltd. (Cayman Islands),
Series 2015-1A, Class ACOM, 144A
1.737%(c)	07/16/27	4,300	4,181,750

			45,814,910

Non-Residential Mortgage-Backed Securities — 5.8%
Access Group, Inc.,
Series 2006-1, Class A2
0.935%(c)	08/25/23	231	229,733
Series 2015-1, Class A, 144A
1.225%(c)	07/25/56	1,307	1,291,383
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 144A
1.864%(c)	07/26/66	1,750	1,749,971
Higher Education Funding I,
Series 2005-1, Class A4
0.965%(c)	02/25/30	574	570,706
Navient Student Loan Trust,
Series 2016-5A, Class A, 144A
1.775%(c)	06/25/65	3,308	3,308,180
Nelnet Student Loan Trust,
Series 2005-4, Class A3
0.996%(c)	06/22/26	780	774,277

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 144A
1.728%(c)	09/25/65	1,800	$1,800,048
Scholar Funding Trust,
Series 2010-A, Class A, 144A
1.493%(c)	10/28/41	881	844,899
Skopos Auto Receivables Trust,
Series 2015-1A, Class A, 144A
3.100%	12/15/23	111	110,465
Series 2015-2A, Class A, 144A
3.550%	02/15/20	188	188,353
SLM Student Loan Trust,
Series 2003-14, Class A5
0.945%(c)	01/25/23	428	425,739
Series 2005-4, Class A3
0.835%(c)	01/25/27	778	763,626
Series 2005-5, Class A4
0.855%(c)	10/25/28	2,150	2,050,991
Series 2006-9, Class A4
0.785%(c)	10/25/22	10	10,157
Series 2006-10, Class A5A
0.815%(c)	04/25/27	1,839	1,815,685
Series 2007-1, Class A5
0.805%(c)	01/26/26	1,386	1,363,568
Series 2008-2, Class A3
1.465%(c)	04/25/23	620	603,860
Series 2008-4, Class A4
2.365%(c)	07/25/22	1,192	1,195,993
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%(c)	06/26/45	968	968,375
Wachovia Student Loan Trust,
Series 2005-1, Class A5
0.845%(c)	01/26/26	327	320,192

			20,386,201

Residential Mortgage-Backed Securities — 1.5%
Bayview Opportunity Master Fund IIIb RPL Trust,
Series 2015-3, Class A1, 144A
3.623%(c)	04/28/30	177	176,413
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2
4.012%(c)	12/25/35	412	408,111
Series 2005-CB8, Class AF3
4.012%(c)	12/25/35	700	661,627
Lehman XS Trust,
Series 2007-3, Class 1BA2
1.745%(c)	03/25/37	1,927	1,488,275
Saxon Asset Securities Trust,
Series 2005-3, Class M2
1.004%(c)	11/25/35	2,500	2,328,388
Tricon American Homes Trust,
Series 2015-SFR1, Class D, 144A
2.731%(c)	05/17/32	100	98,787
Series 2015-SFR1, Class E, 144A

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
3.531%(c)	05/17/32	130	$126,045

			5,287,646

TOTAL ASSET-BACKED SECURITIES (cost $71,058,485)			71,488,757

BANK LOANS(c) — 1.4%
Electronic Equipment, Instruments & Components — 0.2%
EnergySolutions LLC,
Term Advance^(g)
6.750%	05/29/20	647	643,544

Food Products — 0.1%
Shearer’s Foods LLC,
Term Loan (Second Lien)(g)
7.750%	06/30/22	425	384,625

Media — 0.4%
Checkout Holdings Corp.,
Initial Loan (Second Lien)(g)
7.750%	04/11/22	425	306,000
Getty Images, Inc.,
Initial Term Loan
4.750%	10/18/19	650	544,093
Lions Gate Entertainment,
Term Loan^(g)
—%(p)	05/02/17	149	148,500
—%(p)	08/02/17	527	526,500

			1,525,093

Oil, Gas & Consumable Fuels — 0.2%
American Energy-Marcellus LLC,
Initial Loan (First Lien)(g)
5.250%	08/04/20	925	504,896
Initial Loan (Second Lien)(g)
8.500%	08/04/21	275	20,969
Magnum Hunter Resources Corp.,
Exit Term Loan^(g)
8.000%	04/15/19	345	334,476

			860,341

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals,
Series D-2 Tranche B Term Loan
5.000%	02/13/19	340	338,964

Software — 0.1%
BMC Software Finance, Inc.,
Initial US Term Loan
5.000%	09/10/20	180	173,541

Textiles, Apparel & Luxury Goods — 0.3%
True Religion Apparel, Inc.,
Initial Term Loan (First Lien)(g)
5.875%	07/30/19	2,546	1,024,798

TOTAL BANK LOANS (cost $6,582,703)			4,950,906

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class E, 144A
3.474%(c)	06/15/28	600	590,617

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(c)	04/10/28	450	$436,861
Citigroup Commercial Mortgage Trust,
Series 2015-SSHP, Class D, 144A
3.574%(c)	09/15/27	300	293,563
Series 2015-SSHP, Class E, 144A
3.924%(c)	09/15/27	400	382,361
Commercial Mortgage Pass-Through Certificates,
Series 2015-CR23, Class CMD, 144A(g)
3.807%(c)	05/10/48	700	651,090
Credit Suisse Mortgage Trust,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	344,386
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class A2
2.373%	05/25/22	4,000	4,152,327
Series K029, Class A2
3.320%(c)	02/25/23	5,000	5,457,717
FREMF Mortgage Trust,
Series 2014-K40, Class C, 144A
4.209%(c)	11/25/47	200	196,396
Series 2014-K41, Class B, 144A
3.961%(c)	11/25/47	550	578,809
GRACE Mortgage Trust,
Series 2014-GRCE, Class F, 144A
3.710%(c)	06/10/28	800	790,952
HILT Mortgage Trust,
Series 2014-ORL, Class E, 144A
3.774%(c)	07/15/29	550	527,950
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 144A
4.374%(c)	10/15/29	600	575,658
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class F, 144A
3.560%(c)	07/13/29	910	896,205

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,292,453)			15,874,892

CONVERTIBLE BOND
Oil & Gas
Whiting Petroleum Corp.,
Gtd. Notes (cost $40,045)
1.250%	04/01/20	50	41,313

CORPORATE BONDS — 5.3%
Airlines — 0.3%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
6.750%	10/01/19	690	712,425
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	400	418,000

			1,130,425

Auto Parts & Equipment — 0.1%
IHO Verwaltungs GmbH (Germany),

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, PIK, 144A
2.750%	09/15/21	EUR	250	$280,802

Banks — 0.7%
Intesa Sanpaolo SpA (Italy),
Sub. Notes, MTN, 144A
5.017%	06/26/24		450	410,655
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.650%	03/24/26		425	437,319
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
2.073%(c)	03/29/49		1,200	1,146,000
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(c)	12/29/49		350	342,563

				2,336,537

Beverages — 0.1%
Constellation Brands, Inc.,
Gtd. Notes
7.250%	05/15/17		350	361,813

Diversified Financial Services — 0.2%
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17		200	208,000
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		150	152,813
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18		200	203,250
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18		100	107,500
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A(g)
10.750%	05/15/18		268	192,960

				864,523

Electric — 0.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(g)
7.875%	01/15/23		50	52,813
Electricite de France SA (France),
Jr. Sub. Notes, EMTN
4.125%(c)	01/29/49	EUR	100	111,493
4.250%(c)	12/29/49	EUR	100	113,987

				278,293

Healthcare-Services — 0.1%
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		200	206,750

Insurance — 0.2%
Chubb Corp. (The),
Gtd. Notes
6.375%(c)	03/29/67		650	617,565

Media — 0.3%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	$211,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		50	52,875
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.125%	01/31/46		520	569,066
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		350	357,000

				1,189,941

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN	5,000	266,765

Oil & Gas — 1.6%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23		200	203,750
Halcon Resources Corp.,
Sec’d. Notes, 144A
12.000%	02/15/22		50	50,000
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		275	266,750
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.875%	03/17/20		180	180,450
8.375%	05/23/21		460	502,550
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS
5.500%	04/12/37		60	24,900
6.000%	05/16/24		2,240	957,376
6.000%	11/15/26		2,460	1,032,954
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		70	60,683
6.375%	01/23/45		50	47,750
6.625%	06/15/35		20	20,357
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	460	577,816
Gtd. Notes, EMTN, RegS
6.875%	08/04/26		629	709,198
Gtd. Notes, MTN
4.500%	01/23/26		551	534,360
5.625%	01/23/46		20	17,446
Gtd. Notes, MTN, 144A
6.750%	09/21/47		510	510,000
Gtd. Notes, RegS
6.375%	02/04/21		38	41,424

				5,737,764

Packaging & Containers — 0.3%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
6.625%	09/15/23	EUR	400	431,930

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.750%	05/15/24	EUR	400	$470,124
Reynolds Group Issuer, Inc. (New Zealand),
Sr. Sec’d. Notes
5.750%	10/15/20		150	154,688

				1,056,742

Pipelines — 0.4%
Enterprise Products Operating LLC,
Gtd. Notes
4.465%(c)	08/01/66		964	908,666
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		350	369,688
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		300	302,250

				1,580,604

Real Estate Investment Trusts (REITs) — 0.2%
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		150	156,937
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
6.950%	01/30/44		670	686,750

				843,687

Telecommunications — 0.6%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	433,406
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
9.125%	03/01/17		500	511,250
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		450	438,750
T-Mobile USA, Inc.,
Gtd. Notes
6.250%	04/01/21		200	209,875
Windstream Services LLC,
Gtd. Notes
7.750%	10/15/20		400	407,000

				2,000,281

TOTAL CORPORATE BONDS (cost $18,943,633)				18,752,492

FOREIGN GOVERNMENT BONDS — 6.8%
Brazil Letras do Tesouro Nacional (Brazil),
Bills
13.322%(s)	01/01/17	BRL	5,404	1,609,066
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	3,153	2,986,591
Sr. Notes
10.000%	01/01/17	BRL	1,068	325,239
Dominican Republic International Bond (Dominican Republic),

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		640	$678,400
7.450%	04/30/44		190	225,625
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		290	307,400
5.875%	04/18/24		110	119,625
7.450%	04/30/44		440	522,500
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
2.625%	06/14/23	EUR	330	389,059
4.750%	01/08/26		370	413,253
Sr. Unsec’d. Notes, RegS
5.875%	01/15/24		880	1,037,755
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	7,976	466,967
8.000%	12/07/23	MXN	3,925	227,590
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	03/07/36	GBP	7,480	14,488,525
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS
9.250%	05/07/28		483	248,021

TOTAL FOREIGN GOVERNMENT BONDS (cost $23,430,004)				24,045,616

MUNICIPAL BONDS — 1.6%
Puerto Rico Commonwealth (Puerto Rico),
General Obligation Unlimited(g)
5.000%	07/01/34		15	9,300
5.125%	07/01/31		75	46,688
5.250%	07/01/27		25	15,670
5.500%	07/01/26		15	9,459
5.500%	07/01/32		45	28,153
5.500%	07/01/39		110	69,850
5.625%	07/01/32		35	21,700
5.750%	07/01/41		80	49,600
5.875%	07/01/36		40	25,026
6.000%	07/01/34		35	21,700
6.000%	07/01/39		855	530,100
8.000%	07/01/35		525	343,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds
5.000%	07/01/33		270	203,866
5.750%	07/01/37		270	208,553
6.000%	07/01/38		95	73,856
6.000%	07/01/44		205	158,330
6.000%	07/01/47		75	57,740
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds
2.476%(s)	08/01/32		515	288,431
5.000%	08/01/43		1,350	688,662
5.250%	08/01/41		3,285	1,675,843
5.250%	08/01/43		175	89,269
5.375%	08/01/39		485	254,712
5.375%	08/01/38		170	89,289
5.500%	08/01/37		220	116,090
5.500%	08/01/28		360	190,170
5.750%	08/01/37		340	179,826

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds (cont’d.)
6.500%	08/01/44	20	$11,000
8.020%(s)	08/01/37	190	20,007
8.020%(s)	08/01/38	150	14,717
8.050%(s)	08/01/35	70	8,149

TOTAL MUNICIPAL BONDS (cost $6,728,204)			5,499,631

RESIDENTIAL MORTGAGE-BACKED SECURITIES —10.1%
Alternative Loan Trust,
Series 2006-HY11, Class A1
0.645%(c)	06/25/36	1,665	1,299,375
Series 2007-J2, Class 1A1
6.500%	07/25/37	916	427,517
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
0.705%(c)	03/25/37	2,114	1,967,605
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2015-1HWA, Class A, 144A^(g)
2.750%(c)	04/20/20	EUR 1,870	2,006,900
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
0.665%(c)	07/25/47	1,543	1,270,816
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2(x)
4.775%(c)	01/25/29	400	411,261
Fannie Mae REMICS,
Series 2010-135, Class AS, IO(g)
5.425%(c)	12/25/40	399	66,941
Series 2011-124, Class SC, IO(g)
6.025%(c)	12/25/41	1,300	230,120
Series 2012-5, Class SA, IO(g)
5.425%(c)	02/25/42	1,219	199,781
Series 2012-88, Class SB, IO(g)
6.145%(c)	07/25/42	722	123,557
Series 2013-96, Class SW, IO(g)
5.575%(c)	09/25/43	1,450	232,410
Series 2013-96, Class SY, IO(g)
5.625%(c)	07/25/42	1,126	158,654
Series 2014-19, Class MS, IO(g)
6.075%(c)	11/25/39	1,146	155,887
Series 2014-6, Class SA, IO(g)
6.075%(c)	02/25/44	1,271	176,957
Series 2015-20, Class ES, IO(g)
5.625%(c)	04/25/45	862	184,892
Series 2015-22, Class DS, IO(g)
5.675%(c)	04/25/45	875	187,020
Series 2015-34, Class LS, IO(g)
5.575%(c)	06/25/45	1,688	323,119
Series 2015-79, Class SA, IO(g)
5.725%(c)	11/25/45	1,340	202,905
Series 2015-79, Class SE, IO(g)
5.725%(c)	11/25/45	799	120,008
Series 2016-1, Class SJ, IO(g)
5.625%(c)	02/25/46	1,839	370,978
Series 2016-3, Class IP, IO(g)
4.000%	02/25/46	1,900	317,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Freddie Mac REMICS,
Series 3753, Class SK, IO(g)
5.526%(c)	11/15/38	511	$43,686
Series 3852, Class SW, IO(g)
5.476%(c)	05/15/41	1,278	188,516
Series 4314, Class SE, IO(g)
5.526%(c)	03/15/44	2,272	370,918
Series 4326, Class GS, IO(g)
5.526%(c)	04/15/44	1,607	231,288
Series 4431, Class ST, IO(g)
5.576%(c)	01/15/45	1,710	334,548
Series 4468, Class SY, IO(g)
5.576%(c)	05/15/45	846	159,460
Series 4473, Class AS, IO(g)
5.076%(c)	05/15/45	1,881	297,944
Series 4583, Class ST, IO(g)
5.476%(c)	05/15/46	3,629	754,156
Freddie Mac Strips,
Series 304, Class C45, IO(g)
3.000%	12/15/27	1,274	110,508
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3(x)
3.825%(c)	10/25/27	440	457,559
Series 2015-HQ1, Class M3(x)
4.325%(c)	03/25/25	500	528,690
Series 2015-HQA2, Class M3(x)
5.325%(c)	05/25/28	325	347,749
Series 2016-DNA2, Class M3(x)
5.175%(c)	10/25/28	650	683,712
Series 2016-DNA3, Class M3(x)
5.525%(c)	12/25/28	300	320,774
Series 2016-DNA4, Class M3(x)
4.324%(c)	03/25/29	400	402,152
Government National Mortgage Assoc.,
Series 2014-20, Class SA, IO(g)
5.568%(c)	02/20/44	1,976	304,578
Series 2010-9, Class XD, IO(g)
6.070%(c)	01/16/40	2,682	439,932
Series 2010-9, Class YD, IO(g)
6.270%(c)	01/16/40	1,050	178,545
Series 2010-20, Class SE, IO(g)
5.718%(c)	02/20/40	1,745	287,505
Series 2010-37, Class SG, IO(g)
5.168%(c)	03/20/40	538	77,303
Series 2010-101, Class S, IO(g)
5.468%(c)	08/20/40	2,841	428,289
Series 2011-50, Class PS, IO(g)
5.568%(c)	02/20/41	1,738	240,901
Series 2012-149, Class MS, IO(g)
5.718%(c)	12/20/42	1,058	167,481
Series 2013-113, Class SA, IO(g)
6.168%(c)	08/20/43	1,356	213,933
Series 2013-167, Class SG, IO(g)
5.618%(c)	11/20/43	738	121,809
Series 2014-56, Class ST, IO(g)
5.570%(c)	12/16/39	2,321	304,960
Series 2014-96, Class SE, IO(g)
5.068%(c)	07/20/44	1,108	139,063

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-132, Class SL, IO(g)
5.568%(c)	10/20/43	2,057	$267,495
Series 2014-180, Class PI, IO(g)
4.000%	08/20/44	747	84,162
Series 2015-95, Class GI, IO(g)
4.500%	07/16/45	2,112	383,715
Series 2015-110, Class MS, IO(g)
5.178%(c)	08/20/45	5,382	769,361
Series 2015-111, Class IW, IO(g)
4.000%	06/20/45	870	117,252
Series 2015-111, Class SM, IO(g)
5.668%(c)	08/20/45	773	119,918
Series 2015-112, Class SB, IO(g)
5.208%(c)	08/20/45	1,464	177,331
Series 2015-126, Class HS, IO(g)
5.668%(c)	09/20/45	1,505	247,931
Series 2015-129, Class IC, IO(g)
4.500%	09/16/45	736	115,442
Series 2015-144, Class QS, IO(g)
5.168%(c)	10/20/45	708	95,020
Series 2015-159, Class HS, IO(g)
5.668%(c)	11/20/45	817	122,146
Series 2015-167, Class AS, IO(g)
5.718%(c)	11/20/45	1,341	191,201
Series 2015-168, Class SD, IO(g)
5.668%(c)	11/20/45	1,060	154,934
Series 2016-1, Class ST, IO(g)
5.668%(c)	01/20/46	780	130,876
Series 2016-6, Class SB, IO(g)
5.118%(c)	01/20/46	2,108	322,765
Government National Mortgage Association,
Series 2014-188, Class IB, IO(g)
4.000%	12/20/44	1,358	162,208
Series 2015-64, Class SG, IO(g)
5.068%(c)	05/20/45	2,393	401,942
Series 2016-88, Class S, IO(g)
5.668%(c)	01/20/46	1,863	276,681
Impac Secured Assets Trust,
Series 2007-1, Class A2
0.685%(c)	03/25/37	1,813	1,525,070
Lehman XS Trust,
Series 2005-7N, Class 1A1A
0.795%(c)	12/25/35	1,926	1,715,555
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.527%(c)	12/01/21	563	562,991
Series 2015-3, Class A, 144A
2.527%(c)	03/01/20	423	416,457
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A, 144A^(g)
1.618%(c)	09/10/18	3,200	3,200,000
Series 2016-2, Class A, 144A^
1.818%(c)	03/10/19	3,200	3,200,000
Washington Mutual Mortgage Pass-Through Certificates,
Series 2006-AR9, Class 1A
1.507%(c)	08/25/46	1,487	1,269,845
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.247%(c)	01/25/47		1,258	$980,834

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,249,426)				35,581,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.2%
Federal Home Loan Bank, Bonds
0.654%(c)	10/27/17		23,500	23,542,324
Federal National Mortgage Assoc.
3.000%	TBA		1,000	1,039,336
6.000%	08/01/36- 05/01/41		2,876	3,301,035
6.000%	TBA	(t)	1,000	1,146,268

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,918,677)				29,028,963

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds
2.250%	08/15/46		1,600	1,571,000
3.625%	02/15/44		3,700	4,711,284
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18- 01/15/23		6,850	7,241,487
0.375%	07/15/23- 07/15/25		8,475	8,886,994
0.625%	01/15/24		1,800	1,947,727
2.625%	07/15/17		100	119,706
U.S. Treasury Notes
0.875%	11/30/17		1,700	1,703,320
1.000%	12/31/17		1,700	1,705,977
United States Treasury Inflation Indexed Bonds
0.125%	07/15/24		5,650	5,810,102

TOTAL U.S. TREASURY OBLIGATIONS (cost $33,304,171)				33,697,597

			Shares
COMMON STOCK — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
Magnum Hunter Resources Corp.*(g) (cost $2,334,460)			233,498	2,918,725

TOTAL LONG-TERM INVESTMENTS (cost $243,882,261)				241,880,591

SHORT-TERM INVESTMENTS — 24.5%
AFFILIATED MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,098,761)(w)			1,098,761	1,098,761

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 24.2%
U.S. Treasury Bills
0.371%	12/22/16		14,000	13,992,650
0.372%	12/22/16		20,000	19,989,500
0.411%	01/12/17		51,020	50,982,653

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.482%	03/02/17	540	$539,179

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,472,033)			85,503,982

TOTAL SHORT-TERM INVESTMENTS (cost $86,570,794)			86,602,743

TOTAL INVESTMENTS — 92.9% (cost $330,453,055)			328,483,334

Other assets in excess of liabilities(z) — 7.1%			25,196,087

NET ASSETS — 100.0%			$353,679,421

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,059,920 and 2.8% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2016.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is approximately 0.3% of net assets.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
42	20 Year U.S. Treasury Bonds	Dec. 2016	$7,140,114	$7,062,563	$(77,551)

Short Positions:
85	2 Year U.S. Treasury Notes	Dec. 2016	18,558,908	18,569,844	(10,936)
359	5 Year U.S. Treasury Notes	Dec. 2016	43,507,443	43,624,109	(116,666)
86	10 Year U.K. Gilt	Dec. 2016	14,639,763	14,518,742	121,021
142	10 Year U.S. Treasury Notes	Dec. 2016	18,555,765	18,619,750	(63,985)
3	10 Year U.S. Ultra Treasury Bonds	Dec. 2016	432,664	432,469	195
57	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	10,570,436	10,480,875	89,561

					19,190

					$(58,361)

Cash of $978,181 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at September 30, 2016.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/16	Citigroup Global Markets	ARS	4,142	$265,000	$268,967	$3,967
Expiring 10/17/16	BNP Paribas	ARS	4,193	276,022	270,580	(5,442)
Expiring 10/18/16	BNP Paribas	ARS	4,606	304,055	297,122	(6,933)
Expiring 10/18/16	Citigroup Global Markets	ARS	11,172	725,478	720,635	(4,843)
Expiring 10/18/16	Citigroup Global Markets	ARS	3,541	229,938	228,403	(1,535)
Expiring 10/24/16	BNP Paribas	ARS	9,431	612,390	606,424	(5,966)
Expiring 10/24/16	BNP Paribas	ARS	3,157	204,968	202,971	(1,997)
Expiring 10/28/16	Citigroup Global Markets	ARS	8,839	570,604	567,180	(3,424)
Expiring 11/18/16	Citigroup Global Markets	ARS	4,692	292,545	297,769	5,224
Expiring 11/18/16	JPMorgan Chase	ARS	4,074	255,354	258,549	3,195
Expiring 11/22/16	Citigroup Global Markets	ARS	4,602	286,700	291,399	4,699
Expiring 11/22/16	Citigroup Global Markets	ARS	2,377	148,253	150,495	2,242
Expiring 11/22/16	Deutsche Bank AG	ARS	4,944	316,924	313,087	(3,837)
Expiring 11/29/16	BNP Paribas	ARS	3,973	254,080	250,641	(3,439)
Expiring 11/29/16	Hong Kong & Shanghai Bank	ARS	4,568	285,488	288,199	2,711
Expiring 12/05/16	JPMorgan Chase	ARS	4,142	263,223	260,606	(2,617)
Expiring 12/12/16	BNP Paribas	ARS	2,506	159,617	157,166	(2,451)
Expiring 12/12/16	Citigroup Global Markets	ARS	1,738	110,706	109,006	(1,700)
Expiring 12/23/16	Citigroup Global Markets	ARS	2,622	165,092	163,593	(1,499)
Australian Dollar,
Expiring 11/18/16	Westpac Banking Corp.	AUD	4,433	3,389,933	3,388,942	(991)
Expiring 12/21/16	Citigroup Global Markets	AUD	7,423	5,536,147	5,670,744	134,597
Expiring 12/21/16	Morgan Stanley	AUD	1,863	1,405,991	1,423,148	17,157
Expiring 12/21/16	Standard Chartered PLC	AUD	942	706,814	719,595	12,781
Expiring 12/21/16	State Street Bank	AUD	379	282,608	289,223	6,615
Expiring 12/21/16	Westpac Banking Corp.	AUD	933	702,913	712,720	9,807
Brazilian Real,
Expiring 10/04/16	Deutsche Bank AG	BRL	2,261	704,000	694,457	(9,543)
Expiring 10/04/16	JPMorgan Chase	BRL	4,529	1,403,180	1,390,919	(12,261)
Expiring 10/04/16	Morgan Stanley	BRL	9,103	2,772,239	2,795,747	23,508
Expiring 10/04/16	Morgan Stanley	BRL	2,331	708,000	715,911	7,911
Expiring 10/04/16	RBC Dominion Securities	BRL	2,306	704,000	708,099	4,099
Expiring 11/03/16	Citigroup Global Markets	BRL	2,324	708,000	707,514	(486)
Expiring 11/03/16	Morgan Stanley	BRL	11,457	3,500,801	3,487,887	(12,914)
Expiring 11/03/16	Morgan Stanley	BRL	2,310	705,000	703,122	(1,878)
Expiring 11/03/16	Morgan Stanley	BRL	2,302	705,000	700,893	(4,107)
Expiring 11/03/16	Morgan Stanley	BRL	2,022	619,504	615,559	(3,945)
British Pound,
Expiring 11/16/16	Morgan Stanley	GBP	3,286	4,368,392	4,263,034	(105,358)
Expiring 12/21/16	Bank of America	GBP	303	394,565	393,137	(1,428)
Expiring 12/21/16	Bank of America	GBP	258	338,086	335,083	(3,003)
Expiring 12/21/16	Deutsche Bank AG	GBP	258	338,057	335,487	(2,570)
Expiring 12/21/16	Hong Kong & Shanghai Bank	GBP	217	281,914	281,848	(66)
Expiring 12/21/16	Morgan Stanley	GBP	539	705,460	699,883	(5,577)
Expiring 12/21/16	Morgan Stanley	GBP	217	281,425	281,205	(220)
Canadian Dollar,
Expiring 10/26/16	Bank of America	CAD	6,627	5,136,843	5,052,129	(84,714)
Expiring 12/21/16	Bank of America	CAD	935	709,000	713,086	4,086
Expiring 12/21/16	BNP Paribas	CAD	373	283,943	284,528	585
Expiring 12/21/16	Deutsche Bank AG	CAD	924	704,000	704,811	811
Expiring 12/21/16	Morgan Stanley	CAD	408	311,868	311,379	(489)
Expiring 12/21/16	RBC Dominion Securities	CAD	928	708,000	708,051	51
Expiring 12/21/16	RBC Dominion Securities	CAD	926	709,000	706,531	(2,469)
Expiring 12/21/16	RBC Dominion Securities	CAD	926	709,000	706,526	(2,474)
Expiring 12/21/16	RBC Dominion Securities	CAD	908	705,000	692,793	(12,207)
Expiring 12/21/16	Standard Chartered PLC	CAD	934	705,000	711,974	6,974
Expiring 12/21/16	State Street Bank	CAD	926	708,000	706,423	(1,577)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/21/16	State Street Bank	CAD	914	$695,797	$697,190	$1,393
Chinese Renminbi,
Expiring 12/21/16	JPMorgan Chase	CNH	4,775	708,000	711,956	3,956
Expiring 12/21/16	Standard Chartered PLC	CNH	14,222	2,113,000	2,120,362	7,362
Expiring 12/21/16	Standard Chartered PLC	CNH	9,469	1,407,000	1,411,751	4,751
Expiring 12/21/16	Standard Chartered PLC	CNH	9,453	1,410,000	1,409,279	(721)
Expiring 12/21/16	Standard Chartered PLC	CNH	4,739	704,000	706,504	2,504
Colombian Peso,
Expiring 10/31/16	Deutsche Bank AG	COP	828,093	282,000	285,419	3,419
Expiring 11/03/16	Citigroup Global Markets	COP	1,115,698	384,770	384,361	(409)
Expiring 11/04/16	UBS AG	COP	1,152,491	397,000	396,971	(29)
Euro,
Expiring 11/10/16	Morgan Stanley	EUR	3,135	3,533,282	3,528,352	(4,930)
Expiring 11/10/16	Morgan Stanley	EUR	224	252,800	252,477	(323)
Expiring 11/10/16	Westpac Banking Corp.	EUR	8,688	9,799,309	9,778,912	(20,397)
Expiring 11/10/16	Westpac Banking Corp.	EUR	1,284	1,442,884	1,444,670	1,786
Expiring 12/21/16	Citigroup Global Markets	EUR	2,975	3,355,421	3,354,908	(513)
Expiring 12/21/16	Hong Kong & Shanghai Bank	EUR	627	706,984	707,107	123
Expiring 12/21/16	Westpac Banking Corp.	EUR	1,789	2,018,034	2,018,020	(14)
Indian Rupee,
Expiring 10/26/16	Citigroup Global Markets	INR	95,397	1,418,483	1,426,081	7,598
Expiring 10/26/16	UBS AG	INR	47,392	704,000	708,468	4,468
Expiring 10/27/16	JPMorgan Chase	INR	47,701	707,000	712,958	5,958
Expiring 11/03/16	JPMorgan Chase	INR	47,383	706,000	707,324	1,324
Indonesian Rupiah,
Expiring 10/27/16	Morgan Stanley	IDR	8,992,958	673,428	686,247	12,819
Expiring 10/27/16	Westpac Banking Corp.	IDR	31,099,937	2,324,881	2,373,216	48,335
Expiring 11/08/16	Deutsche Bank AG	IDR	12,440,921	939,647	947,508	7,861
Expiring 11/10/16	Morgan Stanley	IDR	29,895,827	2,259,529	2,276,127	16,598
Japanese Yen,
Expiring 10/06/16	Morgan Stanley	JPY	289,031	2,825,217	2,850,992	25,775
Expiring 10/06/16	Westpac Banking Corp.	JPY	188,421	1,883,536	1,858,583	(24,953)
Expiring 12/21/16	Bank of America	JPY	335,790	3,342,309	3,324,064	(18,245)
Expiring 12/21/16	Bank of America	JPY	149,130	1,461,288	1,476,270	14,982
Expiring 12/21/16	Citigroup Global Markets	JPY	143,051	1,413,000	1,416,092	3,092
Expiring 12/21/16	Citigroup Global Markets	JPY	71,417	706,000	706,975	975
Expiring 12/21/16	UBS AG	JPY	71,425	705,000	707,056	2,056
Malaysian Ringgit,
Expiring 10/07/16	Deutsche Bank AG	MYR	7,077	1,751,029	1,710,529	(40,500)
Expiring 10/19/16	UBS AG	MYR	4,460	1,111,038	1,077,254	(33,784)
Expiring 10/20/16	Citigroup Global Markets	MYR	515	128,644	124,430	(4,214)
Expiring 10/20/16	JPMorgan Chase	MYR	8,335	2,063,181	2,013,034	(50,147)
Expiring 11/09/16	Hong Kong & Shanghai Bank	MYR	5,221	1,268,502	1,259,723	(8,779)
Expiring 11/09/16	UBS AG	MYR	4,030	991,151	972,383	(18,768)
Expiring 11/18/16	Hong Kong & Shanghai Bank	MYR	7,077	1,707,223	1,706,720	(503)
Mexican Peso,
Expiring 12/21/16	Bank of America	MXN	51,139	2,658,452	2,613,143	(45,309)
Expiring 12/21/16	BNP Paribas	MXN	94,013	4,869,132	4,803,936	(65,196)
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	80,339	4,303,078	4,105,177	(197,901)
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	27,859	1,417,000	1,423,575	6,575
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	13,802	706,000	705,277	(723)
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	13,790	706,000	704,650	(1,350)
Expiring 12/21/16	JPMorgan Chase	MXN	13,372	709,000	683,263	(25,737)
Expiring 12/21/16	Morgan Stanley	MXN	13,253	709,000	677,190	(31,810)
Expiring 12/21/16	UBS AG	MXN	13,480	709,000	688,808	(20,192)
New Taiwanese Dollar,
Expiring 10/07/16	Citigroup Global Markets	TWD	21,423	682,645	683,563	918
Expiring 10/11/16	Hong Kong & Shanghai Bank	TWD	35,412	1,137,944	1,130,058	(7,886)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 10/21/16	UBS AG	TWD	21,423	$684,097	$683,828	$(269)
Expiring 10/24/16	Deutsche Bank AG	TWD	13,475	425,000	430,182	5,182
New Zealand Dollar,
Expiring 11/17/16	Citigroup Global Markets	NZD	3,454	2,499,228	2,510,053	10,825
Expiring 12/21/16	BNP Paribas	NZD	977	705,760	709,119	3,359
Expiring 12/21/16	Hong Kong & Shanghai Bank	NZD	899	648,989	652,751	3,762
Expiring 12/21/16	Morgan Stanley	NZD	973	703,070	706,215	3,145
Expiring 12/21/16	RBC Dominion Securities	NZD	390	282,506	282,868	362
Expiring 12/21/16	Standard Chartered PLC	NZD	1,924	1,401,653	1,396,463	(5,190)
Peruvian Nuevo Sol,
Expiring 10/12/16	BNP Paribas	PEN	2,343	689,744	691,613	1,869
Expiring 10/12/16	Deutsche Bank AG	PEN	2,397	709,000	707,554	(1,446)
Philippine Peso,
Expiring 10/17/16	JPMorgan Chase	PHP	33,820	708,000	697,073	(10,927)
Expiring 10/17/16	JPMorgan Chase	PHP	33,011	687,583	680,400	(7,183)
Expiring 10/27/16	Morgan Stanley	PHP	64,701	1,365,869	1,333,231	(32,638)
Expiring 11/18/16	UBS AG	PHP	65,559	1,365,519	1,350,059	(15,460)
Polish Zloty,
Expiring 10/27/16	Hong Kong & Shanghai Bank	PLN	584	151,109	152,496	1,387
Expiring 12/21/16	BNP Paribas	PLN	14,839	3,824,216	3,874,645	50,429
Expiring 12/21/16	UBS AG	PLN	14,811	3,838,444	3,867,412	28,968
Russian Ruble,
Expiring 10/11/16	Citigroup Global Markets	RUB	45,701	709,000	725,811	16,811
Expiring 10/21/16	UBS AG	RUB	118,630	1,802,237	1,879,428	77,191
Expiring 10/21/16	UBS AG	RUB	45,980	704,000	728,448	24,448
Expiring 10/27/16	Citigroup Global Markets	RUB	53,185	811,891	841,348	29,457
Expiring 10/27/16	Morgan Stanley	RUB	46,242	714,227	731,520	17,293
Expiring 11/17/16	Citigroup Global Markets	RUB	44,702	680,524	703,347	22,823
Singapore Dollar,
Expiring 12/21/16	BNP Paribas	SGD	1,915	1,410,000	1,404,908	(5,092)
Expiring 12/21/16	Citigroup Global Markets	SGD	959	705,000	703,366	(1,634)
Expiring 12/21/16	JPMorgan Chase	SGD	1,918	1,409,000	1,406,867	(2,133)
South African Rand,
Expiring 10/07/16	Royal Bank of Scotland Group PLC	ZAR	6,293	465,982	457,947	(8,035)
Expiring 12/21/16	Citigroup Global Markets	ZAR	3,959	283,000	283,830	830
Expiring 12/21/16	JPMorgan Chase	ZAR	4,032	283,000	289,071	6,071
Expiring 12/21/16	Morgan Stanley	ZAR	44,748	3,075,387	3,208,143	132,756
South Korean Won,
Expiring 10/04/16	Deutsche Bank AG	KRW	1,033,261	920,000	938,149	18,149
Expiring 10/04/16	JPMorgan Chase	KRW	782,938	708,000	710,868	2,868
Expiring 10/19/16	Hong Kong & Shanghai Bank	KRW	789,204	709,000	716,475	7,475
Expiring 10/20/16	Deutsche Bank AG	KRW	1,588,394	1,418,000	1,442,006	24,006
Expiring 10/26/16	BNP Paribas	KRW	237,141	213,751	215,277	1,526
Expiring 10/28/16	Bank of America	KRW	780,699	705,000	708,707	3,707
Swedish Krona,
Expiring 11/09/16	State Street Bank	SEK	37,234	4,401,676	4,349,087	(52,589)
Swiss Franc,
Expiring 12/21/16	UBS AG	CHF	686	708,000	710,294	2,294
Thai Baht,
Expiring 10/20/16	Deutsche Bank AG	THB	6,745	194,605	194,603	(2)
Turkish Lira,
Expiring 12/21/16	Citigroup Global Markets	TRY	2,134	704,000	699,200	(4,800)
Expiring 12/21/16	Hong Kong & Shanghai Bank	TRY	2,106	704,000	690,258	(13,742)
Expiring 12/21/16	JPMorgan Chase	TRY	2,127	705,000	696,957	(8,043)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
United Arab Emirates Dirham,
Expiring 12/07/16	Morgan Stanley	AED	42,425	$11,542,888	$11,545,955	$3,067

				$184,662,693	$184,491,925	(170,768)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/16	JPMorgan Chase	ARS	4,142	$270,937	$268,966	$1,971
Australian Dollar,
Expiring 11/18/16	Westpac Banking Corp.	AUD	4,165	3,184,976	3,184,045	931
Expiring 12/21/16	UBS AG	AUD	922	703,345	704,317	(972)
Brazilian Real,
Expiring 10/04/16	Bank of America	BRL	4,564	1,408,000	1,401,738	6,262
Expiring 10/04/16	Morgan Stanley	BRL	11,457	3,529,597	3,518,768	10,829
Expiring 10/04/16	Morgan Stanley	BRL	4,508	1,409,000	1,384,628	24,372
Expiring 11/03/16	Bank of America	BRL	18,553	5,497,185	5,648,108	(150,923)
Expiring 11/03/16	RBC Dominion Securities	BRL	2,295	706,000	698,642	7,358
British Pound,
Expiring 11/16/16	Morgan Stanley	GBP	15,047	20,003,654	19,521,201	482,453
Expiring 12/21/16	Hong Kong & Shanghai Bank	GBP	2,450	3,241,297	3,180,694	60,603
Expiring 12/21/16	RBC Dominion Securities	GBP	900	1,191,864	1,167,981	23,883
Canadian Dollar,
Expiring 10/26/16	Bank of America	CAD	6,382	4,947,080	4,865,496	81,584
Expiring 12/21/16	Bank of America	CAD	916	704,000	698,295	5,705
Expiring 12/21/16	Citigroup Global Markets	CAD	1,848	1,409,000	1,409,109	(109)
Expiring 12/21/16	Morgan Stanley	CAD	914	708,000	697,383	10,617
Expiring 12/21/16	Morgan Stanley	CAD	750	570,310	571,972	(1,662)
Expiring 12/21/16	RBC Dominion Securities	CAD	920	708,000	701,661	6,339
Expiring 12/21/16	Standard Chartered PLC	CAD	665	505,711	507,349	(1,638)
Expiring 12/21/16	State Street Bank	CAD	1,870	1,414,000	1,426,381	(12,381)
Expiring 12/21/16	State Street Bank	CAD	935	707,000	713,403	(6,403)
Expiring 12/21/16	State Street Bank	CAD	924	706,000	704,880	1,120
Expiring 12/21/16	Westpac Banking Corp.	CAD	5,267	4,023,655	4,017,247	6,408
Chinese Renminbi,
Expiring 12/21/16	Westminster Research Associates LLC	CNH	13,575	2,018,268	2,023,835	(5,567)
Euro,
Expiring 11/10/16	JPMorgan Chase	EUR	145	162,988	163,042	(54)
Expiring 11/10/16	State Street Bank	EUR	250	280,061	281,327	(1,266)
Expiring 11/10/16	State Street Bank	EUR	240	270,157	270,066	91
Expiring 11/10/16	Westpac Banking Corp.	EUR	16,677	18,809,454	18,770,302	39,152
Expiring 12/21/16	RBC Dominion Securities	EUR	626	706,241	705,979	262
Expiring 12/21/16	Standard Chartered PLC	EUR	275	310,386	310,391	(5)
Expiring 12/21/16	Standard Chartered PLC	EUR	251	282,608	282,573	35
Expiring 12/21/16	UBS AG	EUR	277	312,147	312,683	(536)
Hungarian Forint,
Expiring 12/21/16	BNP Paribas	HUF	377,421	1,366,426	1,377,400	(10,974)
Indian Rupee,
Expiring 10/27/16	Hong Kong & Shanghai Bank	INR	45,658	676,514	682,417	(5,903)
Indonesian Rupiah,
Expiring 10/31/16	Standard Chartered PLC	IDR	9,143,526	705,000	697,304	7,696
Israeli Shekel,
Expiring 12/21/16	Deutsche Bank AG	ILS	2,667	708,000	713,307	(5,307)
Japanese Yen,
Expiring 10/06/16	Morgan Stanley	JPY	440,531	4,306,101	4,345,387	(39,286)
Expiring 12/21/16	Bank of America	JPY	92,774	915,000	918,387	(3,387)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/21/16	Citigroup Global Markets	JPY	222,568	$2,181,871	$2,203,256	$(21,385)
Expiring 12/21/16	Deutsche Bank AG	JPY	40,137	396,010	397,327	(1,317)
Expiring 12/21/16	JPMorgan Chase	JPY	70,599	704,000	698,871	5,129
Expiring 12/21/16	UBS AG	JPY	71,010	706,000	702,946	3,054
Malaysian Ringgit,
Expiring 10/07/16	Hong Kong & Shanghai Bank	MYR	7,077	1,709,368	1,710,529	(1,161)
Mexican Peso,
Expiring 10/13/16	Citigroup Global Markets	MXN	24,975	1,363,656	1,286,025	77,631
Expiring 12/21/16	Hong Kong & Shanghai Bank	MXN	13,113	708,000	670,066	37,934
Expiring 12/21/16	Morgan Stanley	MXN	13,992	707,000	714,979	(7,979)
Expiring 12/21/16	Morgan Stanley	MXN	13,943	707,000	712,448	(5,448)
New Taiwanese Dollar,
Expiring 10/07/16	UBS AG	TWD	21,423	683,333	683,563	(230)
Expiring 10/21/16	Bank of America	TWD	58,704	1,876,736	1,873,902	2,834
Expiring 10/21/16	Hong Kong & Shanghai Bank	TWD	44,138	1,409,000	1,408,933	67
Expiring 10/24/16	Bank of America	TWD	22,039	704,000	703,568	432
Expiring 10/24/16	Citigroup Global Markets	TWD	37,300	1,178,710	1,190,763	(12,053)
Expiring 10/24/16	Hong Kong & Shanghai Bank	TWD	37,548	1,212,312	1,198,662	13,650
Expiring 11/01/16	Morgan Stanley	TWD	132,419	4,199,113	4,228,244	(29,131)
Expiring 11/10/16	UBS AG	TWD	46,514	1,471,973	1,485,617	(13,644)
Expiring 11/22/16	Citigroup Global Markets	TWD	113,157	3,618,692	3,615,318	3,374
Expiring 11/22/16	Morgan Stanley	TWD	100,392	3,215,946	3,207,502	8,444
New Zealand Dollar,
Expiring 11/17/16	Citigroup Global Markets	NZD	2,954	2,137,441	2,146,699	(9,258)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NZD	386	281,425	280,141	1,284
Expiring 12/21/16	Morgan Stanley	NZD	962	702,012	698,232	3,780
Expiring 12/21/16	State Street Bank	NZD	9,486	6,900,198	6,885,046	15,152
Expiring 12/21/16	Westpac Banking Corp.	NZD	4,001	2,900,447	2,903,698	(3,251)
Norwegian Krone,
Expiring 11/09/16	State Street Bank	NOK	5,080	619,133	635,446	(16,313)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	2,798	337,730	350,066	(12,336)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	2,751	338,346	344,171	(5,825)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	2,277	281,512	284,886	(3,374)
Expiring 12/21/16	Hong Kong & Shanghai Bank	NOK	2,276	282,635	284,791	(2,156)
Expiring 12/21/16	JPMorgan Chase	NOK	2,752	338,428	344,320	(5,892)
Russian Ruble,
Expiring 10/11/16	Morgan Stanley	RUB	45,754	705,000	726,649	(21,649)
Expiring 10/21/16	Citigroup Global Markets	RUB	46,590	708,000	738,117	(30,117)
Expiring 10/26/16	Morgan Stanley	RUB	45,190	704,000	715,050	(11,050)
Expiring 10/27/16	Morgan Stanley	RUB	45,231	704,000	715,530	(11,530)
Singapore Dollar,
Expiring 12/21/16	Hong Kong & Shanghai Bank	SGD	5,849	4,284,521	4,290,681	(6,160)
Expiring 12/21/16	Morgan Stanley	SGD	4,453	3,266,247	3,266,535	(288)
Expiring 12/21/16	RBC Dominion Securities	SGD	1,683	1,235,154	1,234,810	344
Expiring 12/21/16	Standard Chartered PLC	SGD	6,397	4,703,607	4,692,566	11,041
South African Rand,
Expiring 12/21/16	JPMorgan Chase	ZAR	9,738	704,000	698,122	5,878
Expiring 12/21/16	Morgan Stanley	ZAR	11,962	845,000	857,577	(12,577)
Expiring 12/21/16	Morgan Stanley	ZAR	8,221	565,000	589,364	(24,364)
Expiring 12/21/16	Morgan Stanley	ZAR	7,879	562,000	564,865	(2,865)
Expiring 12/21/16	Morgan Stanley	ZAR	4,043	282,000	289,818	(7,818)
South Korean Won,
Expiring 10/04/16	BNP Paribas	KRW	237,141	213,814	215,312	(1,498)
Expiring 10/04/16	Hong Kong & Shanghai Bank	KRW	1,579,058	1,416,000	1,433,704	(17,704)
Expiring 10/19/16	BNP Paribas	KRW	1,723,398	1,559,171	1,564,581	(5,410)
Expiring 10/19/16	UBS AG	KRW	2,015,147	1,818,069	1,829,444	(11,375)
Expiring 10/20/16	Citigroup Global Markets	KRW	4,028,121	3,691,121	3,656,886	34,235
Expiring 10/21/16	Citigroup Global Markets	KRW	1,366,031	1,204,082	1,240,127	(36,045)

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/21/16	Hong Kong & Shanghai Bank	KRW	762,706	$680,623	$692,409	$(11,786)
Expiring 10/24/16	Deutsche Bank AG	KRW	790,832	705,000	717,927	(12,927)
Expiring 10/24/16	Hong Kong & Shanghai Bank	KRW	1,687,361	1,510,010	1,531,806	(21,796)
Expiring 10/26/16	Citigroup Global Markets	KRW	777,406	704,000	705,728	(1,728)
Swedish Krona,
Expiring 11/09/16	State Street Bank	SEK	35,227	4,164,401	4,114,647	49,754
Swiss Franc,
Expiring 12/21/16	UBS AG	CHF	678	706,000	702,016	3,984
Turkish Lira,
Expiring 12/21/16	BNP Paribas	TRY	10,500	3,467,857	3,441,021	26,836
United Arab Emirates Dirham,
Expiring 12/07/16	Morgan Stanley	AED	42,425	11,477,000	11,545,955	(68,955)

				$185,835,666	$185,467,926	367,740

						$196,972

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/21/16	Buy	AUD	917	NZD	952	$9,668	Morgan Stanley
12/21/16	Buy	AUD	933	NZD	964	12,835	Morgan Stanley
12/21/16	Buy	AUD	918	NZD	952	10,436	Westpac Banking Corp.
12/21/16	Buy	CHF	686	EUR	630	(905)	Morgan Stanley
06/21/17	Buy	CZK	17,091	EUR	634	2,847	Bank of America
06/21/17	Buy	CZK	34,261	EUR	1,271	5,305	Citigroup Global Markets
06/21/17	Buy	CZK	16,996	EUR	634	(577)	State Street Bank
06/21/17	Buy	CZK	17,053	EUR	633	2,373	UBS AG
12/21/16	Buy	EUR	301	PLN	1,296	969	BNP Paribas
12/21/16	Buy	EUR	518	PLN	2,238	(178)	BNP Paribas
12/21/16	Buy	EUR	629	NOK	5,766	(12,017)	Citigroup Global Markets
12/21/16	Buy	EUR	328	PLN	1,414	861	Deutsche Bank AG
12/21/16	Buy	EUR	1,280	NOK	11,696	(19,404)	Deutsche Bank AG
12/21/16	Buy	EUR	351	NOK	3,208	(5,800)	Hong Kong & Shanghai Bank
12/21/16	Buy	EUR	631	JPY	72,178	(2,886)	JPMorgan Chase
12/21/16	Buy	EUR	627	CHF	681	2,658	Morgan Stanley
12/21/16	Buy	EUR	251	NOK	2,301	(4,763)	State Street Bank
12/21/16	Buy	EUR	660	NOK	6,051	(13,145)	State Street Bank
12/21/16	Buy	EUR	114	PLN	493	(42)	UBS AG
12/21/16	Buy	EUR	628	NOK	5,754	(11,629)	UBS AG
12/21/16	Buy	EUR	629	NOK	5,700	(3,772)	UBS AG
06/21/17	Buy	EUR	126	CZK	3,354	635	State Street Bank
12/21/16	Buy	GBP	601	EUR	690	1,549	Citigroup Global Markets
12/21/16	Buy	GBP	524	EUR	613	(10,203)	Morgan Stanley
12/21/16	Buy	GBP	537	EUR	630	(13,351)	Standard Chartered PLC
12/21/16	Buy	GBP	544	EUR	630	(4,665)	State Street Bank
12/21/16	Buy	GBP	730	EUR	851	(12,141)	State Street Bank
12/21/16	Buy	HUF	197,318	EUR	635	3,985	Morgan Stanley
12/21/16	Buy	NOK	23,959	EUR	2,577	91,961	State Street Bank
12/21/16	Buy	NOK	2,534	EUR	272	10,583	UBS AG
12/21/16	Buy	NZD	967	AUD	920	(693)	Deutsche Bank AG
12/21/16	Buy	NZD	973	AUD	920	3,637	Hong Kong & Shanghai Bank
12/21/16	Buy	PLN	2,708	EUR	627	(162)	Bank of America
12/21/16	Buy	PLN	3,135	EUR	724	1,625	Bank of America

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Cross currency exchange contracts outstanding at September 30, 2016 (continued):

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/21/16	Buy	PLN	2,729	HUF	194,351	$3,283	BNP Paribas
12/21/16	Buy	PLN	2,733	EUR	629	4,214	Deutsche Bank AG
12/21/16	Buy	PLN	6,699	EUR	1,525	29,953	Deutsche Bank AG
12/21/16	Buy	PLN	2,699	EUR	626	(1,130)	UBS AG
12/21/16	Buy	PLN	2,724	EUR	628	2,982	UBS AG
12/21/16	Buy	SEK	32,969	EUR	3,468	(51,027)	BNP Paribas
12/21/16	Buy	SEK	33,141	EUR	3,483	(48,720)	JPMorgan Chase
12/21/16	Buy	SEK	6,073	EUR	633	(2,910)	Morgan Stanley
12/21/16	Buy	SEK	42,460	EUR	4,450	(48,019)	Morgan Stanley
12/21/16	Buy	SEK	42,469	EUR	4,458	(56,197)	Standard Chartered PLC
12/21/16	Buy	SEK	5,983	NOK	5,748	(18,754)	State Street Bank
12/21/16	Buy	SEK	6,007	EUR	627	(3,823)	State Street Bank
12/21/16	Buy	SEK	6,029	NOK	5,705	(7,974)	State Street Bank
12/21/16	Buy	SEK	12,015	EUR	1,253	(6,501)	State Street Bank
12/21/16	Buy	SEK	26,074	EUR	2,737	(34,049)	State Street Bank
12/21/16	Buy	SEK	6,081	EUR	635	(4,183)	UBS AG
12/21/16	Buy	SEK	33,169	EUR	3,472	(32,238)	UBS AG

						$(229,499)

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	2,620	01/04/21	11.990%	Brazilian Interbank Overnight Lending Rate(2)	$(9,520)	$—	$(9,520)	Citigroup Global Markets
BRL	2,620	01/04/21	11.980%	Brazilian Interbank Overnight Lending Rate(1)	12,550	—	12,550	JPMorgan Chase
GBP	2,190	12/09/24	3.150%	12 Month UKRPI(2)	(101,510)	—	(101,510)	Bank of America
GBP	2,190	12/09/29	3.377%	12 Month UKRPI(1)	194,413	—	194,413	Bank of America
GBP	1,700	12/09/39	3.568%	12 Month UKRPI(1)	343,323	—	343,323	Bank of America
GBP	1,700	12/09/44	3.565%	12 Month UKRPI(2)	(477,886)	—	(477,886)	Bank of America
KRW	3,156,620	10/06/17	2.239%	3 Month KWCDC(1)	33,992	—	33,992	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.248%	3 Month KWCDC(1)	26,627	2	26,625	Deutsche Bank AG
KRW	10,562,040	10/14/17	2.240%	3 Month KWCDC(1)	114,770	—	114,770	Citigroup Global Markets
KRW	2,036,710	10/28/17	2.173%	3 Month KWCDC(1)	19,854	—	19,854	Citigroup Global Markets
KRW	5,029,550	11/04/17	2.060%	3 Month KWCDC(1)	44,764	—	44,764	Bank of America
KRW	2,113,920	11/07/17	2.034%	3 Month KWCDC(1)	18,048	—	18,048	Barclays Capital Group
KRW	3,859,270	08/06/24	2.970%	3 Month KWCDC(2)	(460,658)	—	(460,658)	Bank of America

					$(241,233)	$2	$(241,235)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	2,360	09/28/26	2.500%	6 Month BBSW(1)	$12,665	$9,968	$(2,697)
AUD	2,170	12/21/26	2.750%	6 Month BBSW(1)	101,545	89,364	(12,181)
CAD	118,050	12/21/21	1.000%	3 Month CDOR(1)	(164,862)	106,279	271,141
EUR	116,490	09/21/18	(0.400)%	6 Month EURIBOR(2)	99,772	124,614	24,842

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	7,080	12/21/21	0.250%	6 Month EURIBOR(2)	$(130,975)	$(150,171)	$(19,196)
EUR	1,670	12/21/23	0.500%	6 Month EURIBOR(2)	(57,987)	(61,966)	(3,979)
EUR	1,280	08/16/24	0.250%	6 Month EURIBOR(1)	(416)	(1,011)	(595)
EUR	7,460	12/21/26	0.750%	6 Month EURIBOR(1)	292,622	373,128	80,506
GBP	11,530	12/21/19	0.353%	3 Month LIBOR(1)	2,245	23,626	21,381
GBP	1,340	09/27/26	1.000%	6 Month GBP LIBOR(2)	(2,820)	8,292	11,112
GBP	16,130	12/15/26	2.250%	6 Month GBP LIBOR(2)	(1,192,393)	(1,141,533)	50,860
GBP	5,330	12/17/35	2.500%	6 Month GBP LIBOR(2)	(788,122)	(737,780)	50,342
GBP	7,500	07/08/36	1.400%	6 Month GBP LIBOR(2)	37,640	(80,872)	(118,512)
GBP	3,220	12/17/46	1.000%	6 Month GBP LIBOR(2)	(71,564)	7,179	78,743
GBP	5,580	12/21/46	1.750%	6 Month GBP LIBOR(2)	(1,315,393)	(1,378,728)	(63,335)
JPY	344,330	12/15/26	0.250%	6 Month JPY LIBOR(1)	(2,594)	6,714	9,308
JPY	1,016,610	12/16/36	0.750%	6 Month JPY LIBOR(1)	(1,636)	58,541	60,177
JPY	242,230	12/21/36	0.500%	6 Month JPY LIBOR(2)	12,867	(62,116)	(74,983)
JPY	308,250	12/17/46	0.750%	6 Month JPY LIBOR(1)	17,306	31,361	14,055
MXN	11,690	03/09/22	5.500%	28 Day Mexican interbank rate(1)	(13,280)	(18,578)	(5,298)
MXN	65,090	03/03/27	6.000%	28 Day Mexican interbank rate(1)	(105,099)	(127,409)	(22,310)
NOK	152,860	12/21/21	1.250%	6 Month NIBOR(1)	56,409	(228)	(56,637)
NZD	9,870	12/21/21	2.250%	3 Month NFIX 3 FRA(1)	30,644	40,946	10,302
PLN	68,090	09/21/18	1.614%	6 Month WIBOR(1)	(5,740)	(40,252)	(34,512)
PLN	3,610	06/17/19	3.048%	6 Month WIBOR(1)	18,300	35,695	17,395
PLN	3,610	06/17/19	3.045%	6 Month WIBOR(2)	—	(35,794)	(35,794)
PLN	1,825	09/21/20	2.018%	6 Month WIBOR(1)	—	3,175	3,175
PLN	28,550	09/21/21	1.771%	6 Month WIBOR(1)	(36,767)	(58,558)	(21,791)
PLN	7,850	01/22/26	3.125%	6 Month WIBOR(1)	—	49,719	49,719
PLN	4,200	06/16/26	2.972%	6 Month WIBOR(1)	—	16,985	16,985
PLN	4,190	09/29/26	2.598%	6 Month WIBOR(1)	—	(2,265)	(2,265)
SEK	184,370	06/15/18	0.050%	3 Month STIBOR(1)	188,923	195,838	6,915
SEK	113,030	09/15/18	(0.330)%	3 Month STIBOR(1)	587	7,019	6,432
SEK	205,635	12/21/21	0.100%	3 Month STIBOR(2)	(67,724)	(148,137)	(80,413)
SEK	8,300	12/15/26	2.750%	3 Month STIBOR(2)	(61,971)	(65,596)	(3,625)
SEK	70,820	12/21/26	0.750%	3 Month STIBOR(2)	16,832	(62,613)	(79,445)
	46,600	12/21/18	1.250%	3 Month LIBOR(2)	(189,753)	(189,387)	366
	96,460	12/21/21	1.500%	3 Month LIBOR(2)	(1,203,435)	(1,381,136)	(177,701)
	11,270	12/15/26	2.500%	3 Month LIBOR(1)	398,012	368,824	(29,188)
	3,700	12/21/26	1.750%	3 Month LIBOR(2)	(69,440)	(90,949)	(21,509)
	9,230	12/21/46	2.250%	3 Month LIBOR(1)	864,049	1,009,027	144,978

					$(3,331,553)	$(3,268,785)	$62,768

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	06/20/19	1.000%	38,800	0.555%	$ (478,121)	$ (188,309)	$ (289,812)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	3,510	0.555%	(43,252)	(23,826)	(19,426)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	2,250	0.555%	(27,726)	(34,628)	6,902	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,890	0.555%	(23,290)	(12,495)	(10,795)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,690	0.555%	(20,825)	(10,953)	(9,872)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,550	0.555%	(19,100)	(16,840)	(2,260)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	1,370	0.555%	(16,882)	(17,809)	927	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	930	0.555%	(11,460)	(6,077)	(5,383)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	900	0.555%	(11,090)	(5,781)	(5,309)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	720	0.555%	(8,872)	(5,063)	(3,809)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%	690	0.555%	(8,500)	(6,745)	(1,755)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%	350	0.555%	(4,313)	(2,137)	(2,176)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.555%	(1,848)	(1,018)	(830)	Bank of America
People’s Republic of China	06/20/19	1.000%	150	0.555%	(1,848)	(945)	(903)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	810	0.972%	(1,314)	1,305	(2,619)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	750	0.972%	(1,218)	681	(1,899)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	680	0.972%	(1,104)	(153)	(951)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	580	0.972%	(941)	2,105	(3,046)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	410	0.972%	(666)	1,535	(2,201)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	350	0.972%	(568)	(642)	74	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	260	0.972%	(422)	419	(841)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%	230	0.972%	(373)	502	(875)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	200	0.972%	(324)	(135)	(189)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%	140	0.972%	(228)	306	(534)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%	140	0.972%	(247)	(461)	214	JPMorgan Chase

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	12/20/21	1.000%	290	1.066%	$845	$1,012	$(167)	Deutsche Bank AG

					$(683,687)	$(326,152)	$(357,535)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.26-V1	06/20/21	5.000%	26,700	$(494,338)	$(1,418,666)	$(924,328)
CDX.NA.HY.27-V1	12/20/21	5.000%	4,200	(175,364)	(192,051)	(16,687)
CDX.NA.IG.26-V1	06/20/21	1.000%	30,800	(357,064)	(447,650)	(90,586)

				$(1,026,766)	$(2,058,367)	$(1,031,601)

Cash of $5,119,083 has been segregated with Barclays Capital Group to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under that terms of the particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$45,814,910	$—
Non-Residential Mortgage-Backed Securities	—	20,386,201	—
Residential Mortgage-Backed Securities	—	5,287,646	—
Bank Loans	—	3,297,886	1,653,020
Commercial Mortgage-Backed Securities	—	15,874,892	—
Convertible Bond	—	41,313	—
Corporate Bonds	—	18,752,492	—
Foreign Government Bonds	—	24,045,616	—
Municipal Bonds	—	5,499,631	—
Residential Mortgage-Backed Securities	—	27,174,799	8,406,900
U.S. Government Agency Obligations	—	29,028,963	—
U.S. Treasury Obligations	—	119,201,579	—
Common Stock	2,918,725	—	—
Affiliated Mutual Fund	1,098,761	—	—
Other Financial Instruments*
Futures Contracts	(58,361)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	196,972	—
OTC Cross Currency Exchange Contracts	—	(229,499)	—
OTC Interest Rate Swap Agreements	—	(241,233)	—
Centrally Cleared Interest Rate Swap Agreements	—	62,768	—
OTC Credit Default Swap Agreements	—	(683,687)	—
Centrally Cleared Credit Default Swap Agreements	—	(1,031,601)	—

Total	$3,959,125	$312,479,648	$10,059,920

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/15	$2,326,868	$2,741,261
Realized gain (loss)	(178,464)	4,121
Change in unrealized appreciation (depreciation)**	331,883	(17,697)
Purchases	1,714,757	6,398,794
Sales/Paydown	(2,553,804)	(100,299)
Accrued discount/premium	11,780	12,386
Transfers out of Level 3	—	(631,666)

Balance as of 09/30/16	$1,653,020	$8,406,900

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $250,216 was included in Net Assets relating to securities held at the reporting period end.

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$643,544	Market Approach	Single Broker Indicative Quote
Bank Loans	675,000	Pricing at Cost	Unadjusted Purchase Price
Bank Loans	334,476	Stale Pricing	Unadjusted Last Bid Price
Residential
Mortgage-Backed
Securities	6,400,000	Pricing at cost	Unadjusted Purchase Price
Residential
Mortgage-Backed
Securities	2,006,900	Market Approach	Single Broker Indicative Quote

	$10,059,920

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end,

securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential
Mortgage-Backed
Securities	$631,666	L3 to L2	Single Broker Quote to Evaluated Bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$(1,715,288)
Foreign exchange contracts	(32,527)
Interest rate contracts	(236,826)

Total	$(1,984,641)

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) — 4.1%
Credit Agricole Corporate & Investment Bank, 0.390%, dated 09/27/16, due 10/04/16 in the amount of $12,000,910				12,000	$12,000,000
TD Securities (USA) LLC, 0.510%, dated 09/30/16, due 10/03/16 in the amount of $31,231,327				31,230	31,230,000

					43,230,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 84.7%
Federal Farm Credit Bank(n)	0.411%		11/16/16	9,000	8,995,490
Federal Farm Credit Bank(n)	0.481%		02/01/17	2,000	1,996,773
Federal Farm Credit Bank	0.494%	(c)	10/25/17	16,000	16,000,000
Federal Farm Credit Bank	0.498%	(c)	10/03/16	8,000	8,000,000
Federal Farm Credit Bank	0.522%	(c)	10/13/16	12,000	12,000,000
Federal Farm Credit Bank	0.524%	(c)	12/28/16	3,000	2,999,929
Federal Farm Credit Bank	0.534%	(c)	01/30/17	10,000	10,007,861
Federal Farm Credit Bank	0.578%	(c)	08/10/17	3,000	2,997,961
Federal Farm Credit Bank	0.594%	(c)	09/28/17	18,000	17,998,183
Federal Farm Credit Bank	1.700%		10/28/16	2,000	2,001,723
Federal Farm Credit Bank	4.875%		01/17/17	10,000	10,127,061
Federal Home Loan Bank(n)	0.200%		10/13/16	19,000	18,998,944
Federal Home Loan Bank(n)	0.200%		11/07/16	4,000	3,999,222
Federal Home Loan Bank(n)	0.210%		11/02/16	5,000	4,999,125
Federal Home Loan Bank(n)	0.270%		10/07/16	7,325	7,324,780
Federal Home Loan Bank(n)	0.270%		10/11/16	18,000	17,998,920
Federal Home Loan Bank(n)	0.270%		10/14/16	10,000	9,999,175
Federal Home Loan Bank(n)	0.270%		10/19/16	9,000	8,998,920
Federal Home Loan Bank(n)	0.280%		10/25/16	16,000	15,997,262
Federal Home Loan Bank(n)	0.290%		10/05/16	12,602	12,601,797
Federal Home Loan Bank(n)	0.300%		10/04/16	10,000	9,999,917
Federal Home Loan Bank(n)	0.300%		10/05/16	7,000	6,999,883
Federal Home Loan Bank(n)	0.300%		10/07/16	18,300	18,299,390
Federal Home Loan Bank(n)	0.300%		10/11/16	6,000	5,999,600
Federal Home Loan Bank(n)	0.300%		10/12/16	10,000	9,999,250
Federal Home Loan Bank(n)	0.300%		10/13/16	18,000	17,998,500
Federal Home Loan Bank(n)	0.300%		10/14/16	11,590	11,588,938
Federal Home Loan Bank(n)	0.300%		10/19/16	9,000	8,998,800
Federal Home Loan Bank(n)	0.300%		10/26/16	10,000	9,998,083
Federal Home Loan Bank(n)	0.300%		11/01/16	11,000	10,997,342
Federal Home Loan Bank(n)	0.300%		11/02/16	53,000	52,986,750
Federal Home Loan Bank(n)	0.305%		10/26/16	13,235	13,232,421
Federal Home Loan Bank(n)	0.305%		10/28/16	6,000	5,998,729
Federal Home Loan Bank(n)	0.310%		10/14/16	9,000	8,999,148
Federal Home Loan Bank(n)	0.310%		10/25/16	4,000	3,999,242
Federal Home Loan Bank(n)	0.310%		10/31/16	10,000	9,997,589
Federal Home Loan Bank(n)	0.310%		11/10/16	11,000	10,996,401
Federal Home Loan Bank(n)	0.322%		11/09/16	10,000	9,996,691
Federal Home Loan Bank(n)	0.325%		10/07/16	10,000	9,999,639
Federal Home Loan Bank(n)	0.340%		11/08/16	4,500	4,498,470
Federal Home Loan Bank(n)	0.345%		11/25/16	7,000	6,996,445
Federal Home Loan Bank(n)	0.350%		11/02/16	1,400	1,399,592
Federal Home Loan Bank(n)	0.350%		11/25/16	8,000	7,995,878
Federal Home Loan Bank(n)	0.380%		10/17/16	2,000	1,999,704
Federal Home Loan Bank(n)	0.380%		10/21/16	18,000	17,996,580
Federal Home Loan Bank(n)	0.390%		12/14/16	8,000	7,993,760
Federal Home Loan Bank(n)	0.400%		10/06/16	24,000	23,999,200
Federal Home Loan Bank(n)	0.401%		10/04/16	13,000	12,999,856
Federal Home Loan Bank(n)	0.426%		10/05/16	12,000	11,999,717
Federal Home Loan Bank(n)	0.436%		01/06/17	5,000	4,994,260

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank(n)	0.441%		10/11/16	15,000	$14,998,533
Federal Home Loan Bank(n)	0.441%		11/14/16	7,000	6,996,407
Federal Home Loan Bank(n)	0.441%		01/06/17	8,000	7,990,711
Federal Home Loan Bank(n)	0.471%		01/18/17	10,000	9,986,031
Federal Home Loan Bank(n)	0.481%		01/25/17	10,000	9,984,800
Federal Home Loan Bank(n)	0.481%		01/27/17	5,000	4,992,267
Federal Home Loan Bank(n)	0.486%		01/25/17	7,000	6,989,249
Federal Home Loan Bank	0.500%		10/17/16	3,000	2,999,990
Federal Home Loan Bank	0.508%	(c)	08/28/17	4,000	4,000,000
Federal Home Loan Bank	0.516%	(c)	11/21/16	9,000	9,000,000
Federal Home Loan Bank	0.531%	(c)	03/17/17	7,000	6,997,468
Federal Home Loan Bank	0.532%	(c)	12/08/17	6,000	5,999,644
Federal Home Loan Bank	0.585%	(c)	10/11/16	5,750	5,749,985
Federal Home Loan Bank	0.602%	(c)	10/13/16	18,000	17,999,948
Federal Home Loan Bank	0.618%	(c)	03/29/18	7,000	7,000,000
Federal Home Loan Bank	0.621%	(c)	02/17/17	9,000	9,006,331
Federal Home Loan Bank	0.625%		11/23/16	10,595	10,597,930
Federal Home Loan Bank	0.633%	(c)	01/19/17	8,000	8,000,000
Federal Home Loan Bank	0.645%	(c)	10/25/17	5,000	5,000,000
Federal Home Loan Bank	0.648%	(c)	02/08/18	9,000	9,000,000
Federal Home Loan Bank	0.667%	(c)	02/15/18	5,000	5,000,000
Federal Home Loan Bank	0.673%	(c)	05/16/17	5,000	4,999,122
Federal Home Loan Bank	0.727%	(c)	08/01/17	8,000	8,000,000
Federal Home Loan Bank	0.770%	(c)	12/07/17	5,500	5,500,000
Federal Home Loan Bank	0.781%	(c)	08/21/17	2,000	1,999,822
Federal Home Loan Bank	0.826%	(c)	12/22/17	5,500	5,500,000
Federal Home Loan Bank	0.830%	(c)	09/11/17	3,000	2,999,859
Federal Home Loan Bank	1.625%		12/09/16	6,430	6,443,563
Federal Home Loan Mortgage Corp.(n)	0.250%		10/06/16	10,000	9,999,792
Federal Home Loan Mortgage Corp.(n)	0.270%		10/06/16	7,000	6,999,843
Federal Home Loan Mortgage Corp.(n)	0.275%		10/07/16	14,000	13,999,572
Federal Home Loan Mortgage Corp.(n)	0.401%		02/01/17	9,000	8,987,900
Federal Home Loan Mortgage Corp.	0.500%		01/27/17	6,148	6,148,406
Federal Home Loan Mortgage Corp.	0.537%	(c)	04/20/17	12,000	11,998,999
Federal Home Loan Mortgage Corp.	0.564%	(c)	04/27/17	5,000	4,999,425
Federal Home Loan Mortgage Corp.	0.625%		11/01/16	2,000	2,000,370
Federal Home Loan Mortgage Corp.	0.631%	(c)	01/08/18	8,000	8,000,000
Federal Home Loan Mortgage Corp.	0.875%		10/14/16	8,000	8,001,170
Federal National Mortgage Assoc.(n)	0.250%		10/04/16	19,600	19,599,864
Federal National Mortgage Assoc.(n)	0.260%		10/17/16	5,000	4,999,494
Federal National Mortgage Assoc.(n)	0.270%		10/24/16	8,000	7,998,740
Federal National Mortgage Assoc.(n)	0.380%		10/03/16	2,304	2,304,000
Federal National Mortgage Assoc.	0.540%	(c)	01/26/17	1,000	999,921
Federal National Mortgage Assoc.	0.550%		11/14/16	4,000	4,000,878
Federal National Mortgage Assoc.	0.587%	(c)	10/21/16	14,100	14,099,817
Federal National Mortgage Assoc.	0.635%	(c)	01/11/18	10,000	10,000,000
Federal National Mortgage Assoc.	0.807%	(c)	12/20/17	9,000	8,997,377
Federal National Mortgage Assoc.	1.250%		01/30/17	2,000	2,005,139
Federal National Mortgage Assoc.	4.875%		12/15/16	3,000	3,026,114

					896,901,382

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bills(n)	0.120%		10/27/16	8,000	7,999,360
U.S. Treasury Bills(n)	0.320%		10/27/16	9,000	8,998,080
U.S. Treasury Bills(n)	0.337%		12/08/16	16,000	15,990,115
U.S. Treasury Bills(n)	0.402%		01/12/17	9,000	8,989,875
U.S. Treasury Bills(n)	0.441%		02/16/17	12,000	11,980,053
U.S. Treasury Bills(n)	0.452%		02/16/17	6,000	5,989,777

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.500%	01/31/17	8,000	$8,001,064
U.S. Treasury Notes	0.625%	10/15/16	16,000	16,001,458
U.S. Treasury Notes	0.625%	12/31/16	16,000	16,007,574
U.S. Treasury Notes	0.875%	11/30/16	9,750	9,757,089
U.S. Treasury Notes	1.000%	10/31/16	9,000	9,004,616

				118,719,061

TOTAL INVESTMENTS — 100.0% (amortized cost $1,058,850,443)				$1,058,850,443
Other assets in excess of liabilities — 0.0%				431,942

NET ASSETS — 100.0%				$1,059,282,385

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(m)	The aggregate value of Repurchase Agreements is $43,230,000. Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 0.625% - 1.750%, maturity dates 10/15/16 - 01/31/23) with the aggregate value, including accrued interest, of $44,094,726. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

(n)	Rate quoted represents yield-to-maturity as of purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreements	$—	$43,230,000	$—
U.S. Government Agency Obligations	—	896,901,382	—
U.S. Treasury Obligations	—	118,719,061	—

Total	$—	$1,058,850,443	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.9%
BANK LOANS(c) — 3.0%

Automobiles — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche Term Loan B	3.250%		12/31/18	641	$641,464

Biotechnology — 0.1%
Concordia Healthcare Corp., Initial Dollar Term loan	5.250%		10/21/22	824	735,833

Commercial Services
Syniverse Holdings, Inc., Tranche Term Loan B	4.000%		04/23/19	503	443,908

Cosmetics/Personal Care
Revlon Consumer Products Corp., Initial Term Loan B	4.250%		07/14/23	414	414,899

Diversified Financial Services — 0.2%
Gulf Finance LLC, Tranche Term Loan B	6.250%		07/27/23	2,765	2,678,594
Stardust Finance Holdings, Inc., Term Loan (Senior Lien)	6.500%		02/26/22	649	646,369

					3,324,963

Electric — 0.4%
Dynegy, Inc., Term Loan	5.000%		06/21/23	1,145	1,150,566
Texas Competetive Electric Holdings Co. LLC, Term Loan	5.000%		07/26/23	307	308,411
Texas Competetive Electric Holdings Co. LLC, Term Loan C	5.000%		07/26/23	1,345	1,352,262
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	4.998%		10/10/17	3,975	1,153,307
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	4.998%		10/10/17	6,875	1,994,759

					5,959,305

Electronics
Onex Wizard Acquisition Co., Initial Dollar Term Loan	4.250%		03/11/22	496	497,255

Energy-Alternate Sources
Drillships Ocean Ventures, Inc., Term Loan	5.500%		07/08/21	209	143,549
Floatel International Ltd., Initial Term Loan^	6.000%		06/27/20	398	274,922
NFR Energy LLC, Term Loan (Second Lien)	—%	(p)	12/31/18	432	12,416

					430,887

Entertainment — 0.1%
CCM Merger, Inc., Term Loan	4.500%		08/06/21	646	646,136
Scientific Games International, Inc., Initial Term Loan	6.000%		10/18/20	244	245,001

					891,137

Food Products — 0.2%
Dole Food Co., Inc., Tranche Term Loan B	4.500%		11/01/18	825	826,523
Pinnacle Foods Finance LLC, Tranche Term Loan G	3.252%		04/29/20	1,303	1,307,912

					2,134,435

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Healthcare-Services — 0.1%
InVentiv Health, Inc., Term Loan B-4	7.750%	05/15/18	660	$659,966

Leisure Time — 0.2%
Delta 2 Lux Sarl, Facility Loan (Second Lien)	7.750%	07/29/22	650	650,406
Delta 2 Lux Sarl, Facility Loan B-3	4.750%	07/30/21	650	650,406
Graton Economic Development Authority, Incremental Term Loan B	4.750%	09/09/22	455	455,654
Intrawest Operations Group LLC, Initial Term Loan	5.000%	12/09/20	167	167,939
ROC Finance LLC, Funded Term Loan B	5.000%	06/20/19	870	850,138

				2,774,543

Media — 0.4%
CSC Holdings LLC, Initial Term Loan	5.000%	10/09/22	1,441	1,441,387
Gray Television, Inc., Term Loan B	3.938%	06/13/21	165	165,206
iHeartCommunications, Inc., Tranche Term Loan D	7.274%	01/30/19	1,863	1,425,897
iHeartCommunications, Inc., Tranche Term Loan E	8.024%	07/30/19	797	609,311
Media General, Inc., Term Loan	4.000%	07/31/20	159	158,543
MTL Publishing LLC, Term Loan	4.000%	08/19/22	158	158,630
Univision Communications, Inc., 2013 Incremental Term Loan	4.000%	03/01/20	318	318,501
Univision Communications, Inc., Replacement Term Loan (First Lien)	4.000%	03/01/20	344	344,377
UPC Financing Partnership, Facility Term Loan AN	4.080%	08/31/24	995	998,353
Vertis, Inc., Term Loan^(g)(i)	14.000%	12/21/16	1,758	—
Virgin Media Investment Holdings Ltd., Facility Term Loan F	3.649%	06/30/23	540	541,800

				6,162,005

Miscellaneous Manufacturing
Viskase Cos., Inc., Initial Term Loan	4.250%	01/30/21	568	533,903

Oil & Gas — 0.4%
Alon USA Partners LP, Tranche Term Loan B^	9.250%	11/26/18	198	196,858
California Resources Corp., Term Loan	11.375%	08/05/21	1,149	1,204,535
Chesapeake Energy Corp., Term Loan (Class A)	8.500%	08/15/21	1,309	1,369,869
EP Energy LLC, Term Loan	9.750%	06/30/21	1,409	1,380,820
Fieldwood Energy LLC, Closing Date Loan (Second Lien)^	8.375%	09/30/20	805	326,025
Shelf Drilling Holdings Ltd., Term Loan^	10.000%	10/08/18	370	210,900
Western Refining, Inc., 2016 Incremental Term Loan	5.500%	05/18/23	658	656,293

				5,345,300

Packaging & Containers
Berry Plastics Corp., Term Loan G	3.500%	01/06/21	165	164,954
Berry Plastics Corp., Term Loan H	3.750%	09/16/22	91	91,254
Berry Plastics Corp., Term Loan H	3.750%	10/01/22	102	101,988

				358,196

Retail — 0.2%
J.Crew Group, Inc., Initial Loan	4.000%	02/28/21	946	744,854
Landry’s, Inc., Term Loan	4.000%	09/22/23	324	325,620

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Retail (cont’d.)
PetSmart, Inc., Tranche Term Loan B-1	4.250%	03/11/22	529	$529,679
Serta Simmons Holdings LLC, Term Loan B	4.250%	10/01/19	814	815,680

				2,415,833

Semiconductors
NXP B.V./NXP Funding LLC, Tranche Term Loan F	3.405%	04/04/20	149	149,903

Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Holdings Ltd., Term Loan B-3	3.524%	11/10/22	850	859,976
Micro Holding LP, Closing Date Term Loan B	3.750%	12/16/22	379	381,974
ON Semiconductor Corp., Closing Date Term Loan	5.250%	03/03/23	316	317,668

				1,559,618

Software — 0.1%
Dell Software Group, Term Loan	6.500%	09/15/22	340	337,025
First Data Corp., 2022 Dollar Term Loan^	4.275%	09/24/18	724	725,723
SolarWinds Holdings, Inc., Term Loan^	5.500%	01/29/23	100	99,625

				1,162,373

Technology — 0.3%
Evergreen Skills Lux Sarl, Initial Term Loan (Second Lien)	9.250%	04/28/22	3,825	2,247,187
Kronos, Inc., Initial Term Loan (Second Lien)	9.750%	04/30/20	2,692	2,740,462

				4,987,649

Telecommunications — 0.1%
Avaya, Inc., Term Loan B-7	6.250%	05/29/20	933	724,488
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	08/09/20	228	228,388
Cincinnati Bell, Inc., Tranche Term Loan B	4.000%	09/10/20	120	119,575
Windstream Services LLC, Tranche Term Loan B-6^	5.750%	03/14/21	471	472,295

				1,544,746

Transportation
XPO Logistics, Inc., Refinanced Term Loan	4.250%	10/31/21	534	535,931

TOTAL BANK LOANS (cost $55,850,845)				43,664,052

CONVERTIBLE BOND

Electric
NRG Yield, Inc., Gtd. Notes, 144A (cost 295,184)	3.250%	06/01/20	325	318,297

CORPORATE BONDS — 89.5%

Advertising — 0.2%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%	10/01/22	3,175	2,611,437
Lamar Media Corp., Gtd. Notes	5.375%	01/15/24	67	70,350
Lamar Media Corp., Gtd. Notes	5.750%	02/01/26	383	412,683
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%	02/15/24	375	390,000

				3,484,470

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Aerospace & Defense — 0.6%
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	1,125	$1,170,000
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	1,950	2,092,506
TransDigm, Inc., Gtd. Notes	6.000%	07/15/22	928	979,040
TransDigm, Inc., Gtd. Notes	6.500%	07/15/24	1,675	1,762,937
TransDigm, Inc., Gtd. Notes	7.500%	07/15/21	550	583,000
TransDigm, Inc., Gtd. Notes, 144A	6.375%	06/15/26	1,591	1,642,707
Triumph Group, Inc., Gtd. Notes	4.875%	04/01/21	572	547,690

				8,777,880

Airlines — 0.3%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	7.875%	01/02/20	177	183,130
Continental Airlines 2012-3 Class C Pass-Through Trust, Pass-Through Certificates	6.125%	04/29/18	692	723,140
Delta Air Lines 2012-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	6.875%	05/07/19	314	338,731
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%	01/02/24	566	602,906
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	6.750%	12/03/22	445	483,946
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%	05/15/23	1,763	1,833,989

				4,165,842

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%	05/01/25	975	1,016,437

Auto Manufacturers — 0.5%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	4.500%	04/15/20	1,619	1,663,523
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%	04/15/23	2,448	2,518,380
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%	12/15/18	1,073	1,107,873
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%	11/15/19	754	786,045
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(a)	5.625%	02/01/23	400	419,000
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	9.000%	04/01/22	502	531,493

				7,026,314

Auto Parts & Equipment — 2.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	1,825	1,827,281
Allison Transmission, Inc., Gtd. Notes, 144A	5.000%	10/01/24	1,425	1,460,625
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/21	1,125	1,175,625
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	500	528,750
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19	200	226,500
Dana, Inc., Sr. Unsec’d. Notes	5.375%	09/15/21	350	364,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26	635	653,256
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%	11/15/23	615	641,137
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.125%	09/15/21	280	282,800
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.500%	09/15/23	1,430	1,443,399

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	4.750%		09/15/26	1,030	$1,035,150
Lear Corp., Gtd. Notes	5.250%		01/15/25	2,425	2,625,063
Meritor, Inc., Gtd. Notes(a)	6.250%		02/15/24	1,457	1,395,077
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	2,900	2,921,750
MPG Holdco I, Inc., Gtd. Notes(a)	7.375%		10/15/22	1,218	1,245,405
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A.	4.750%		05/15/23	2,975	3,079,125
TI Group Automotive Systems LLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	8.750%		07/15/23	2,000	2,175,000
Titan International, Inc., Sr. Sec’d. Notes	6.875%		10/01/20	1,060	999,050
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20	189	199,867
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	3,245	3,440,934
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	3,043	3,195,150

					30,914,944

Banks — 1.9%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/29/49	3,033	3,161,902
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	825	859,114
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	300	307,687
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%	(c)	12/29/49	745	744,069
Citigroup, Inc., Jr. Sub. Notes	5.800%	(c)	11/29/49	2,110	2,128,161
Citigroup, Inc., Jr. Sub. Notes	5.875%	(c)	12/29/49	1,075	1,085,857
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	3,125	3,187,813
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/29/49	1,290	1,341,600
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/29/49	670	721,087
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.125%	(c)	12/29/49	555	588,300
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	(c)	12/29/49	205	210,125
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	1,150	1,155,719
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/29/49	850	854,250
JPMorgan Chase & Co., Jr. Sub. Notes	6.000%	(c)	12/29/49	300	313,125
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	10/29/49	2,425	2,561,406
JPMorgan Chase & Co., Jr. Sub. Notes	6.125%	(c)	12/29/49	425	449,569
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	12/29/49	393	403,807
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/29/49	1,075	1,097,844
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%	(c)	12/29/49	1,375	1,345,782
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%		06/10/23	3,690	3,867,574
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	990	1,049,018
Standard Chartered PLC (United Kingdom), Jr. Sub. Notes, 144A	7.500%	(c)	12/29/49	750	748,125

					28,181,934

Beverages — 0.3%
Constellation Brands, Inc., Gtd. Notes	4.750%		12/01/25	675	729,000
Cott Beverages, Inc. (Canada), Gtd. Notes	5.375%		07/01/22	1,625	1,673,750
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	1,375	1,433,437

					3,836,187

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Biotechnology — 0.1%
Concordia International Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	04/15/23	2,456	$1,577,980

Building Materials — 1.9%
Builders FirstSource, Inc., Gtd. Notes, 144A(a)	10.750%	08/15/23	2,225	2,553,187
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%	09/01/24	800	820,000
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%	04/01/24	830	850,750
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	1,540	1,688,225
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	2,475	2,505,195
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	6.125%	05/05/25	287	294,893
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	1,260	1,397,970
Griffon Corp., Gtd. Notes	5.250%	03/01/22	3,525	3,538,219
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	874	657,685
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	2,350	2,491,000
Masonite International Corp., Gtd. Notes, 144A	5.625%	03/15/23	432	455,760
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%	01/15/23	425	462,187
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	471	354,427
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.125%	02/15/21	208	218,400
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,785,000; purchased 02/09/15)(f)(g)	5.375%	11/15/24	1,700	1,751,000
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/23	348	363,660
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	968	1,035,760
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	3,305	3,371,100
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	1,911	1,982,663
USG Corp., Gtd. Notes, 144A	5.500%	03/01/25	375	402,187

				27,194,268

Chemicals — 3.5%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	3,425	3,459,250
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,000	1,090,000
Axalta Coating Systems LLC, Gtd. Notes, 144A	4.875%	08/15/24	1,100	1,126,813
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750%	10/15/23	2,814	3,306,450
Blue Cube Spinco, Inc., Gtd. Notes, 144A(a)	10.000%	10/15/25	2,486	2,933,480
Chemours Co. (The), Gtd. Notes(a)	6.625%	05/15/23	2,575	2,510,625
Chemours Co. (The), Gtd. Notes(a)	7.000%	05/15/25	1,350	1,326,375
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	4,137	4,002,547
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,278,550; purchased 05/09/16 - 08/18/16)(f)(g)	8.500%	11/01/22	1,285	1,336,400
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	1,567	1,790,219
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	3,192	2,808,960
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	3,000	2,857,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Hexion, Inc., Sr. Sec’d. Notes(a)	10.000%	04/15/20	1,400	$1,379,000
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes (original cost $5,472,725; purchased 04/28/11 - 11/13/15)(a)(f)(g)	9.000%	11/15/20	6,525	4,738,781
INEOS Group Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $2,000,000; purchased 07/26/16)(a)(f)(g)	5.625%	08/01/24	2,000	1,962,500
MMC Energy, Inc., Gtd. Notes^(i)	—%	10/15/20	500	—
Momentive Performance Materials, Inc., Sr. Sec’d. Notes	3.880%	10/24/21	600	500,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	240	243,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	525	536,813
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	6.375%	10/15/19	485	489,850
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	405	393,863
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	1,200	1,293,000
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23	511	528,946
PQ Corp., Sr. Sec’d. Notes, 144A (original cost $775,000; purchased 04/26/16)(f)(g)	6.750%	11/15/22	775	821,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $4,340,625; purchased 12/11/12 - 02/20/15)(a)(f)(g)	8.750%	12/15/20	4,325	3,354,254
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	1,443	1,331,167
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,361,250; purchased 10/10/13 - 03/16/16)(f)(g)	7.500%	02/15/19	3,500	3,272,500
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	7.500%	02/15/19	897	838,695
Valvoline, Inc., Gtd. Notes, 144A	5.500%	07/15/24	535	560,413
Versum Materials, Inc., Gtd. Notes, 144A	5.500%	09/30/24	605	621,637

				51,414,788

Coal — 0.3%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	6.375%	03/15/24	82	41,820
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	8.500%	12/15/19	73	58,400
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	4,055	3,730,600

				3,830,820

Commercial Services — 2.5%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,277	718,313
ADT Corp. (The), Sr. Sec’d. Notes	4.125%	06/15/23	2,120	2,088,200
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	1,534	993,266
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	749	756,490
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	2,665	2,698,313
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A(a)	5.625%	10/01/24	1,144	1,204,060
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	2,450	2,575,563
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(a)	5.125%	06/01/22	625	626,953

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Cenveo Corp., Sec’d. Notes, 144A	8.500%	09/15/22	590	$424,800
Garda World Security Corp. (Canada), Gtd. Notes, 144A	7.250%	11/15/21	1,571	1,449,247
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	450	464,063
IHS Markit Ltd., Gtd. Notes, 144A	5.000%	11/01/22	595	629,569
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	825	858,000
Laureate Education, Inc., Gtd. Notes, 144A(a)	10.000%	09/01/19	5,275	5,024,437
LSC Communications, Inc., Sr. Sec’d. Notes, 144A	8.750%	10/15/23	1,125	1,122,187
Mustang Merger Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/21	452	480,815
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $1,386,125; purchased 04/12/13 - 11/10/14)(f)(g)	7.875%	05/01/18	1,350	1,323,000
Prime Security Services Borrower LLC/Prime
Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	2,524	2,751,160
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	525	396,375
Team Health, Inc., Gtd. Notes, 144A(a)	7.250%	12/15/23	585	629,606
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	1,550	1,581,000
United Rentals North America, Inc., Gtd. Notes	5.750%	11/15/24	1,360	1,411,000
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,310	2,379,300
United Rentals North America, Inc., Gtd. Notes(a)	6.125%	06/15/23	314	329,307
United Rentals North America, Inc., Gtd. Notes(a)	7.625%	04/15/22	2,380	2,534,700
United Rentals North America, Inc., Sec’d. Notes	4.625%	07/15/23	500	512,500

				35,962,224

Computers — 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	5.875%	06/15/21	1,616	1,716,955
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	7.125%	06/15/24	3,020	3,321,541
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5	5,142
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	348	363,702
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	2,680	2,871,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	1,200	1,315,563
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%	07/15/36	141	165,751
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	202	241,865
Diebold, Inc., Gtd. Notes, 144A	8.500%	04/15/24	724	750,245
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	222	213,421
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	6.875%	03/01/20	700	668,500
NCR Corp., Gtd. Notes	5.000%	07/15/22	126	128,835
NCR Corp., Gtd. Notes	5.875%	12/15/21	64	67,360
NCR Corp., Gtd. Notes	6.375%	12/15/23	150	158,625
Western Digital Corp., Gtd. Notes, 144A	10.500%	04/01/24	8,318	9,648,880
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	366	402,600

				22,040,489

Cosmetics/Personal Care — 0.1%
Revlon Consumer Products Corp., Gtd. Notes	5.750%	02/15/21	563	574,260

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Cosmetics/Personal Care (cont’d.)
Revlon Consumer Products Corp., Gtd. Notes, 144A(a)	6.250%		08/01/24	333	$343,823

					918,083

Distribution/Wholesale — 1.0%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	3,500	3,185,000
Beacon Roofing Supply, Inc., Gtd. Notes(a)	6.375%		10/01/23	1,300	1,404,000
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	1,080	1,001,700
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	1,555	1,450,037
H&E Equipment Services, Inc., Gtd. Notes	7.000%		09/01/22	3,960	4,177,800
HD Supply, Inc., Gtd. Notes	7.500%		07/15/20	975	1,012,635
HD Supply, Inc., Gtd. Notes, 144A	5.750%		04/15/24	680	714,000
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	255	269,663
Performance Food Group, Inc., Gtd. Notes, 144A	5.500%		06/01/24	175	180,687
Univar USA, Inc., Gtd. Notes, 144A	6.750%		07/15/23	630	648,900

					14,044,422

Diversified Financial Services — 3.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	325	331,906
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	450	470,813
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%		04/01/23	315	329,963
Aircastle Ltd., Sr. Unsec’d. Notes	5.125%		03/15/21	232	247,950
Aircastle Ltd., Sr. Unsec’d. Notes	6.250%		12/01/19	120	131,400
Aircastle Ltd., Sr. Unsec’d. Notes	7.625%		04/15/20	890	1,013,487
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	920	1,133,900
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		02/13/18	564	569,640
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		11/05/18	783	786,915
Ally Financial, Inc., Sr. Unsec’d. Notes	3.600%		05/21/18	622	631,330
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	725	736,781
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		03/30/20	1,705	1,734,837
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	1,100	1,120,625
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%		05/19/22	249	256,470
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/30/25	910	932,750
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	5.125%		09/30/24	1,095	1,160,700
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	674	688,323
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	3,555	3,777,188
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	2,629	2,809,744
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	2,000	2,117,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	650	689,813
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	2,073	1,264,530
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	1,125	1,179,000
Double Eagle Acquisition Sub, Inc., Sr. Unsec’d. Notes, 144A	7.500%		10/01/24	225	228,937
E*TRADE Financial Corp., Sr. Unsec’d. Notes	4.625%		09/15/23	500	519,657
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%		08/15/21	1,025	1,071,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%		02/01/22	586	562,560
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	4.000%	(c)	12/21/65	516	412,800
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	4.250%	(c)	12/21/65	4,186	3,338,335
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		08/15/22	125	138,594

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%	12/15/20	325	$385,937
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	2,750	3,382,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%	03/15/20	2,200	2,189,000
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes(a)	6.500%	07/01/21	632	619,360
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%	06/01/22	335	321,600
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%	10/01/20	750	762,150
Navient Corp., Sr. Unsec’d. Notes	5.000%	10/26/20	375	369,844
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	650	654,875
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	1,225	1,225,000
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%	03/25/24	450	419,063
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,850	1,984,125
NFP Corp., Sr. Unsec’d. Notes, 144A	9.000%	07/15/21	1,126	1,156,824
OneMain Financial Holdings LLC, Gtd. Notes, 144A	6.750%	12/15/19	200	210,250
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,480	1,468,900
Speedy Cash Intermediate Holdings Corp., Sec’d. Notes, 144A	10.750%	05/15/18	1,030	741,600
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	1,925	1,970,719
Springleaf Finance Corp., Gtd. Notes	7.750%	10/01/21	91	95,436
Springleaf Finance Corp., Gtd. Notes	8.250%	12/15/20	432	474,120

				48,818,876

Electric — 4.3%
AES Corp., Sr. Unsec’d. Notes	5.500%	03/15/24	325	338,201
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	1,000	1,030,000
AES Corp., Sr. Unsec’d. Notes(a)	6.000%	05/15/26	422	446,265
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	4,304	4,938,840
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%	06/01/26	800	810,000
Calpine Corp., Sr. Sec’d. Notes, 144A	5.875%	01/15/24	750	792,187
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	503	531,294
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	3,096	3,084,390
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	5,325	5,258,438
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	1,525	1,505,937
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	975	1,011,563
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,350	3,417,000
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23	3,300	2,994,750
Dynegy, Inc., Gtd. Notes(a)	6.750%	11/01/19	825	845,625
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	7,150	7,060,626
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	5,715	5,612,130
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17	3,240	2,681,100
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875%	10/15/20	5,847	4,356,015
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A	7.000%	06/30/23	500	422,500
Mirant Mid-Atlantic Series B Pass-Through Trust, Pass-Through Certificates (original cost $701,274; purchased 01/20/12)(f)(g)	9.125%	06/30/17	689	568,600
Mirant Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	1,218	931,669
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	288	292,320
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	1,846	1,873,690
NRG Energy, Inc., Gtd. Notes(a)	7.875%	05/15/21	471	492,195
NRG Energy, Inc., Gtd. Notes, 144A	6.625%	01/15/27	1,978	1,938,440

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc., Gtd. Notes, 144A	7.250%		05/15/26	2,375	$2,416,563
NRG REMA LLC, Pass-Through Certificates (original cost $140,239; purchased 01/30/15 - 10/14/15)(f)(g)	9.237%		07/02/17	136	122,289
NRG REMA LLC, Pass-Through Certificates (original cost $2,770,288; purchased 08/07/12 - 09/30/15)(f)(g)	9.681%		07/02/26	2,565	2,052,000
NRG Yield Operating LLC, Gtd. Notes(a)	5.375%		08/15/24	1,500	1,541,250
NRG Yield Operating LLC, Gtd. Notes, 144A	5.000%		09/15/26	360	352,800
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $112,250; purchased 05/27/15)(f)(g)	9.200%		11/30/29	100	104,500
Talen Energy Supply LLC, Sr. Unsec’d. Notes	4.600%		12/15/21	141	104,693
Talen Energy Supply LLC, Sr. Unsec’d. Notes	6.500%		06/01/25	950	762,375
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625%		07/15/19	300	282,000
Terraform Global Operating LLC, Gtd. Notes, 144A	13.750%		08/15/22	1,260	1,297,800

					62,270,045

Electrical Components & Equipment — 0.4%
Anixter, Inc., Gtd. Notes	5.500%		03/01/23	460	481,850
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	1,475	1,537,687
EnerSys, Gtd. Notes, 144A	5.000%		04/30/23	290	289,637
General Cable Corp., Gtd. Notes	5.750%		10/01/22	1,025	973,750
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17	2,125	2,127,975
WESCO Distribution, Inc., Gtd. Notes, 144A	5.375%		06/15/24	575	576,437

					5,987,336

Electronic Equipment & Instruments — 0.1%
Cortes NP Acquisition Corp., Sr. Unsec’d. Notes, 144A^	9.250%		10/15/24	1,315	1,315,000

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, Gtd. Notes, 144A	9.375%	(c)	02/01/23	545	559,987
TerraForm Power Operating LLC, Gtd. Notes, 144A	9.625%	(c)	06/15/25	523	549,150

					1,109,137

Engineering & Construction — 0.6%
AECOM, Gtd. Notes	5.750%		10/15/22	640	672,198
AECOM, Gtd. Notes	5.875%		10/15/24	3,950	4,216,626
MasTec, Inc., Gtd. Notes	4.875%		03/15/23	1,976	1,951,300
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.875%		09/01/24	450	453,375
Tutor Perini Corp., Gtd. Notes(a)	7.625%		11/01/18	806	810,030

					8,103,529

Entertainment — 3.3%
AMC Entertainment, Inc., Gtd. Notes	5.750%		06/15/25	3,100	3,131,000
AMC Entertainment, Inc., Gtd. Notes	5.875%		02/15/22	1,175	1,216,125
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%		06/15/23	930	967,200
CCM Merger, Inc., Gtd. Notes, 144A (original cost $4,685,738; purchased 03/14/12 - 09/30/15)(f)(g)	9.125%		05/01/19	4,575	4,780,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
CCM Merger, Inc., Gtd. Notes, 144A	9.125%	05/01/19	225	$235,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	605	638,275
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%	05/30/20	635	336,655
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	3,375	3,391,875
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	2,526	2,589,150
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	2,545	2,700,881
EMI Music Publishing Group North America Holdings, Inc., Gtd. Notes, 144A	7.625%	06/15/24	480	519,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	100	105,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	2,590	2,790,725
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	1,010	1,085,750
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	505	544,137
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	700	730,625
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	600	634,500
Mood Media Corp., Gtd. Notes, 144A (original cost $9,000,000; purchased 10/16/12)(f)(g)	9.250%	10/15/20	150	117,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	600	625,500
National CineMedia LLC, Sr. Unsec’d. Notes, 144A	5.750%	08/15/26	975	1,011,563
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	2,250	2,323,125
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	2,525	2,537,625
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	03/15/22	755	779,537
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	1,493	1,504,197
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	01/01/22	1,325	1,401,187
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	4,475	3,401,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	4,675	4,312,687
Shingle Springs Tribal Gaming Authority, Sr. Unsec’d. Notes, 144A	9.750%	09/01/21	687	748,830
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%	07/31/24	580	585,800
Speedway Motorsports, Inc., Gtd. Notes	5.125%	02/01/23	335	342,537
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	691	730,733
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/23	235	238,525
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	600	621,000

				47,677,994

Environmental Control — 0.5%
Advanced Disposal Services, Inc., Gtd. Notes	8.250%	10/01/20	2,775	2,913,750
Casella Waste Systems, Inc., Gtd. Notes	7.750%	02/15/19	1,085	1,107,122
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,400	1,435,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	950	976,125
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	500	501,250
Covanta Holding Corp., Sr. Unsec’d. Notes(a)	6.375%	10/01/22	400	414,000

				7,347,247

Foods — 2.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25	1,735	1,730,662

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	6.625%	06/15/24	1,419	$1,475,760
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	1,375	1,416,250
Dean Foods Co., Gtd. Notes, 144A	6.500%	03/15/23	2,625	2,799,563
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,975	1,945,375
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	3,010	3,122,875
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,872,500; purchased 05/20/15 - 03/04/16)(f)(g)	5.750%	06/15/25	3,000	2,947,500
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	814	799,755
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%	07/15/24	2,591	2,578,045
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,725,000; purchased 06/11/14)(f)(g)	5.875%	07/15/24	1,725	1,716,375
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $ 2,130,938; purchased 09/13/13 - 02/09/15)(f)(g)	7.250%	06/01/21	2,100	2,170,875
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	1,957	2,023,049
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	460	475,525
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	8.250%	02/01/20	1,400	1,443,750
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	1,372	1,413,160
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A(a)	5.875%	01/15/24	965	1,030,138
Post Holdings, Inc., Gtd. Notes, 144A	5.000%	08/15/26	2,059	2,048,705
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	2,600	2,746,250
Post Holdings, Inc., Gtd. Notes, 144A(a)	6.750%	12/01/21	873	935,201
Post Holdings, Inc., Gtd. Notes, 144A	7.750%	03/15/24	250	280,000
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	117	133,892
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	390	409,110
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	876	881,475
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	887	926,915
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	375	350,625
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	4,260	4,068,300
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	280	301,350
US Foods, Inc., Gtd. Notes, 144A	5.875%	06/15/24	310	321,625
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	6.750%	02/01/20	201	207,533

				42,699,638

Forest Products & Paper — 0.3%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	550	558,937
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.750%	07/15/23	400	405,000
Clearwater Paper Corp., Gtd. Notes, 144A(a)	5.375%	02/01/25	600	611,250
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%	09/15/18	950	988,000
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	1,725	1,306,687

				3,869,874

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	1,498	$1,587,880
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	1,498	1,587,880

				3,175,760

Hand/Machine Tools — 0.1%
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	7.750%	02/15/21	1,055	1,097,200

Healthcare-Products — 1.0%
Alere, Inc., Gtd. Notes(a)	6.500%	06/15/20	611	611,000
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	190,740
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	1,075	1,093,813
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	4,025	3,552,063
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	2,550	2,499,000
Hologic, Inc., Gtd. Notes, 144A	5.250%	07/15/22	750	795,937
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	950	998,687
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	2,153	1,937,700
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20	270	275,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.500%	04/15/25	935	888,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	1,458	1,396,035
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	294	289,957
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	250	260,000

				14,788,582

Healthcare-Services — 5.6%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	620	613,800
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	2,885	2,928,275
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	269,482
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	760	796,100
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	505	535,300
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	700	759,500
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%	02/01/22	9,329	8,022,940
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	2,591	2,408,335
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	2,336	2,289,280
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	36	36,360
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/01/21	725	719,563
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	740	742,775
DaVita, Inc., Gtd. Notes(a)	5.125%	07/15/24	1,010	1,030,200
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	375	392,813
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	666	662,670
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	315,810

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	4.750%	10/15/24	380	$399,000
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.625%	07/31/19	149	161,665
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(a)	5.875%	01/31/22	526	595,695
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	150	162,750
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A(a)	5.750%	02/15/21	525	588,000
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,000	1,085,000
HCA, Inc., Gtd. Notes	5.375%	02/01/25	9,512	9,821,140
HCA, Inc., Gtd. Notes	5.875%	05/01/23	1,930	2,055,450
HCA, Inc., Gtd. Notes	5.875%	02/15/26	1,660	1,769,975
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,030	1,181,925
HCA, Inc., Gtd. Notes	7.500%	12/15/23	750	831,563
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	494,133
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	510,825
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	605	608,781
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	548	578,140
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	545	581,106
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	535	568,437
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	596	657,090
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	577	639,027
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	423,937
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	1,500	1,553,430
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	8.375%	05/15/19	2,418	2,188,290
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	325	307,937
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	800	814,000
Kindred Healthcare, Inc., Gtd. Notes(a)	8.750%	01/15/23	925	925,000
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	554	577,545
LifePoint Health, Inc., Gtd. Notes	5.875%	12/01/23	1,000	1,037,500
LifePoint Health, Inc., Gtd. Notes, 144A	5.375%	05/01/24	230	230,000
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	900	946,125
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	7.125%	06/01/24	2,553	2,744,475
Select Medical Corp., Gtd. Notes(a)	6.375%	06/01/21	4,700	4,623,625
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	1,125	1,200,937
Tenet Healthcare Corp., Gtd. Notes	6.000%	10/01/20	575	606,625
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	125	124,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	1,600	1,610,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	210	213,150
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.000%	03/01/19	326	318,665
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	200	196,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,022	1,986,616
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,765	2,571,450
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	465	469,650
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	10,523	10,523,000

				82,005,737

Home Builders — 3.0%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	2,550	2,652,000
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	1,325	1,318,375
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	2,925	2,954,250
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(a)	6.375%	05/15/25	1,175	1,173,531

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	2,900	$2,929,000
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	1,025	1,068,563
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24	1,056	1,129,920
CalAtlantic Group, Inc., Gtd. Notes(a)	6.250%	12/15/21	875	961,406
CalAtlantic Group, Inc., Gtd. Notes	8.375%	01/15/21	1,840	2,185,000
DR Horton, Inc., Gtd. Notes	4.750%	02/15/23	1,625	1,763,125
KB Home, Gtd. Notes	7.000%	12/15/21	850	913,750
KB Home, Gtd. Notes	7.500%	09/15/22	425	461,125
KB Home, Gtd. Notes	7.625%	05/15/23	2,375	2,529,375
Lennar Corp., Gtd. Notes	4.500%	11/15/19	655	690,206
Lennar Corp., Gtd. Notes	4.750%	05/30/25	2,445	2,481,675
Lennar Corp., Gtd. Notes	4.875%	12/15/23	613	628,325
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	1,542	1,615,245
Mattamy Group Corp. (Canada), Gtd. Notes, 144A	6.500%	11/15/20	520	518,375
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,025	1,089,063
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	456	508,440
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	1,876	1,884,254
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	2,113	2,218,650
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	375	375,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	1,500	1,492,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	650	669,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	2,951	3,091,172
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25	242	248,050
Toll Brothers Finance Corp., Gtd. Notes	5.625%	01/15/24	700	747,250
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	925	980,500
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	2,850	2,935,500

				44,213,125

Home Furnishings
Tempur Sealy International, Inc., Gtd. Notes	5.625%	10/15/23	540	568,350

Household Products/Wares — 0.1%
Central Garden & Pet Co., Gtd. Notes	6.125%	11/15/23	105	112,350
Prestige Brands, Inc., Gtd. Notes, 144A(a)	5.375%	12/15/21	415	429,525
Prestige Brands, Inc., Gtd. Notes, 144A	6.375%	03/01/24	205	217,813
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	932	1,006,560
Spectrum Brands, Inc., Gtd. Notes	6.125%	12/15/24	143	154,845

				1,921,093

Housewares
Radio Systems Corp., Sec’d. Notes, 144A	8.375%	11/01/19	365	380,969
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%	10/15/23	367	390,855

				771,824

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	4.500%	05/30/20	248	253,890
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	489	485,333
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/07/87	730	854,100

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Radian Group, Inc., Sr. Unsec’d. Notes	7.000%	03/15/21	277	$310,586

				1,903,909

Internet — 0.4%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	1,075	1,150,250
Match Group, Inc., Sr. Unsec’d. Notes	6.375%	06/01/24	235	255,563
Netflix, Inc., Sr. Unsec’d. Notes(a)	5.375%	02/01/21	529	575,287
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	580	624,225
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	940	987,000
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375%	05/15/25	1,960	2,077,600

				5,669,925

Iron/Steel — 1.1%
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	2,655	2,827,575
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%	06/01/25	980	1,068,200
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.250%	02/25/22	3,295	3,739,825
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	10/15/39	275	297,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	1,800	2,178,000
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	877	870,423
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $2,642,688; purchased 04/07/14 - 07/11/14)(a)(f)(g)	6.375%	05/01/22	2,625	2,657,813
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(a)	6.375%	05/01/22	455	460,687
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	195	202,556
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	640	664,000
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	680	712,300
United States Steel Corp., Sr. Sec’d. Notes, 144A	8.375%	07/01/21	262	286,563

				15,964,942

Leisure Time — 0.4%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $1,900,000; purchased 05/09/12)(f)(g)	6.875%	06/15/19	1,900	1,966,500
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375%	04/15/23	389	399,697
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,713,500; purchased 05/05/15 - 04/06/16)(f)(g)	6.250%	05/15/25	1,950	1,823,250
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,414,875; purchased 07/17/14 - 06/09/16)(f)(g)	8.500%	10/15/22	1,475	1,511,875

				5,701,322

Lodging — 1.8%
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	4,513	4,885,322
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	680	729,300
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	331	362,445
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	505	510,050

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging (cont’d.)
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,224,313; purchased 11/05/13 - 05/17/16)(f)(g)	8.500%	12/01/21	4,100	$4,305,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	520	546,000
Hilton Domestic Operating Co., Inc., Sr. Unsec’d. Notes, 144A	4.250%	09/01/24	670	683,400
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	1,375	1,419,687
MGM Resorts International, Gtd. Notes	4.625%	09/01/26	630	614,250
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	1,095	1,188,075
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	3,125	3,515,625
MGM Resorts International, Gtd. Notes(a)	7.750%	03/15/22	1,560	1,809,600
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	898,900
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $3,766,188; purchased 05/16/13 - 05/14/15)(f)(g)	6.375%	06/01/21	3,800	3,800,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes	5.375%	03/15/22	775	803,094
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.500%	03/01/25	320	324,000

				26,394,748

Machinery-Construction & Mining — 0.3%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A	7.000%	02/01/19	870	759,075
Oshkosh Corp., Gtd. Notes	5.375%	03/01/25	162	169,493
Terex Corp., Gtd. Notes	6.000%	05/15/21	1,925	1,968,313
Terex Corp., Gtd. Notes	6.500%	04/01/20	250	256,250
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	2,079	1,080,917

				4,234,048

Machinery-Diversified — 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	1,956	2,004,900
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	1,825	1,939,063
Cloud Crane LLC, Sec’d. Notes, 144A (original cost $1,985,375; purchased 07/15/16 - 09/23/16)(f)(g)	10.125%	08/01/24	1,950	2,023,125
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes	9.500%	02/15/24	700	801,500

				6,768,588

Media — 8.0%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500%	01/15/22	383	404,065
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	900	923,625
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	1,970	2,051,263
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	200	205,000
Altice SA (Luxembourg), Gtd. Notes, 144A	7.750%	05/15/22	1,020	1,088,850

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	2,780	$2,873,825
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	980	1,006,950
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	945	950,906
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	500	540,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.000%	04/15/20	1,369	1,434,027
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	4,633	4,853,067
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	275	286,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	360	376,200
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	09/01/23	825	873,469
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24	1,230	1,306,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	345	360,094
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	146	153,117
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	3,530	3,680,025
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	2,361	2,502,660
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	5.875%	04/01/24	3,436	3,665,868
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	3,075	3,274,875
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A(a)	7.750%	07/15/25	6,666	7,199,280
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	4,085	4,074,828
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,120	3,120,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	425	437,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,089	2,104,667
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	1,721	1,705,941
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	800	768,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,083	1,127,674
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	04/15/27	1,152	1,177,920
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	520	549,900
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	461	514,591
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	180	184,991
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	1,200	1,185,000
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	3,782	4,084,560
DISH DBS Corp., Gtd. Notes, 144A	7.750%	07/01/26	6,010	6,385,625
Entercom Radio LLC, Gtd. Notes(a)	10.500%	12/01/19	875	911,094
Gray Television, Inc., Gtd. Notes	7.500%	10/01/20	1,585	1,646,023
Gray Television, Inc., Gtd. Notes, 144A	5.125%	10/15/24	590	578,937
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	1,105	1,113,288
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	12/15/19	438	346,567
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30	1,850	1,988,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
LIN Television Corp., Gtd. Notes	5.875%	11/15/22	278	$291,205
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	1,491	1,573,005
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	800	852,000
Nexstar Broadcasting, Inc., Gtd. Notes(a)	6.875%	11/15/20	300	311,625
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	6.125%	02/15/22	280	289,100
Nexstar Escrow Corp., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,365	1,368,413
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	1,544	1,594,180
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	2,305	2,397,200
RCN Telecom Services LLC/RCN Capital Corp., Sr. Unsec’d. Notes, 144A	8.500%	08/15/20	586	624,823
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	2,231	2,275,620
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	489	485,798
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	6,642	6,789,386
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	1,065	1,104,938
Sinclair Television Group, Inc., Gtd. Notes(a)	6.125%	10/01/22	700	738,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	1,050	1,026,376
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	1,290	1,319,025
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	500	520,000
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	575	575,000
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	04/15/25	790	815,675
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.375%	07/15/26	680	698,700
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.750%	08/01/21	256	268,032
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	650	698,750
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	255	263,287
Time, Inc., Gtd. Notes, 144A	5.750%	04/15/22	1,425	1,399,172
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	1,550	1,568,406
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	1,400	1,468,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.000%	01/15/25	300	303,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23	600	622,500
Univision Communications, Inc., Gtd. Notes, 144A (original cost $2,351,810; purchased 02/17/16 - 5/31/16)(f)(g)	8.500%	05/15/21	2,296	2,376,360
Univision Communications, Inc., Gtd. Notes, 144A	8.500%	05/15/21	512	529,920
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	253,125
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25	1,805	1,816,281
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	395	419,194
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(a)	5.375%	01/15/25	1,425	1,431,626
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	1,060	1,102,400
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	213	215,663
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.000%	10/15/24	300	310,503

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	$420,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	200	203,000
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%	04/15/21	225	234,563
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	5.875%	01/15/25	200	200,000
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/27	1,005	1,003,744

				116,775,242

Metal Fabricate/Hardware — 0.4%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	2,365	2,421,169
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	870	923,287
Wise Metals Group LLC/Wise Alloys Finance Corp., Sr. Sec’d. Notes, 144A	8.750%	12/15/18	320	326,400
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	2,610	2,753,550

				6,424,406

Mining — 3.6%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	517,500
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	1,387	1,440,746
Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.000%	09/30/26	800	827,000
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24	2,530	2,691,288
Alcoa, Inc., Sr. Unsec’d. Notes	5.400%	04/15/21	962	1,029,340
Alcoa, Inc., Sr. Unsec’d. Notes	5.870%	02/23/22	350	376,250
Alcoa, Inc., Sr. Unsec’d. Notes	6.150%	08/15/20	100	110,250
Alcoa, Inc., Sr. Unsec’d. Notes	6.750%	01/15/28	683	746,177
Aleris International, Inc., Sr. Sec’d. Notes, 144A	9.500%	04/01/21	510	549,525
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.125%	09/27/22	1,049	1,038,510
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.450%	09/27/20	200	203,500
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A(a)	4.875%	05/14/25	1,275	1,300,500
Coeur Mining, Inc., Gtd. Notes	7.875%	02/01/21	829	849,725
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	1,775	1,787,425
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	325	287,625
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.750%	03/01/22	1,475	1,711,000
Freeport-McMoRan, Inc., Gtd. Notes	3.100%	03/15/20	605	579,287
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	1,435	1,305,850
Freeport-McMoRan, Inc., Gtd. Notes	3.875%	03/15/23	4,915	4,410,820
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	1,167	1,104,274
Freeport-McMoRan, Inc., Gtd. Notes	4.550%	11/14/24	200	181,250
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	76,360
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	1,438	1,153,995
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	818	821,067
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $1,782,344; purchased 07/12/16-08/04/16)(f)(g)	10.750%	08/01/21	1,850	1,762,125
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	1,000	1,100,000
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	940	982,300
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	1,250	1,305,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining (cont’d.)
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	175	$171,587
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	2,745	2,916,563
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	7.875%	11/01/22	1,915	2,039,475
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	2,532	2,588,970
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20	1,950	2,003,625
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	350	344,750
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	6,880	6,742,400
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	380	328,700
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	765	705,713
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	3,200	3,064,000
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%	06/01/21	95	103,313
Teck Resources Ltd. (Canada), Gtd. Notes, 144A(a)	8.500%	06/01/24	365	417,925
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	10/01/35	355	333,700

				52,009,785

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	2,738	2,662,704
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.500%	09/15/18	170	172,550
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	229	203,237
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	147	149,940
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	1,025	1,055,750
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $1,625,000; purchased 06/12/14)(f)(g)	6.000%	07/15/22	1,625	1,543,750
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	2,260	2,305,200

				8,093,131

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	2,670	2,850,225

Oil & Gas — 5.1%
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	1,940	1,954,550
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	83,250
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	350	285,250
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%	04/15/21	1,195	543,725
California Resources Corp., Gtd. Notes	5.500%	09/15/21	45	23,850
California Resources Corp., Gtd. Notes	6.000%	11/15/24	305	145,637
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	4,850	3,225,250
Callon Petroleum Co., Sr. Unsec’d. Notes, 144A	6.125%	10/01/24	291	301,185
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42	91	75,091
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	309	333,950
Chesapeake Energy Corp., Gtd. Notes	4.875%	04/15/22	402	338,685
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	67	56,950
Chesapeake Energy Corp., Sec’d. Notes, 144A	8.000%	12/15/22	595	603,181
Cimarex Energy Co., Gtd. Notes	5.875%	05/01/22	260	272,268
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	3,428	3,436,570
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	800	780,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	1,125	$1,160,156
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	231	221,760
Continental Resources, Inc., Gtd. Notes(a)	5.000%	09/15/22	566	564,585
Continental Resources, Inc., Gtd. Notes	7.125%	04/01/21	123	126,690
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,550	1,592,625
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	745,500
Ensco PLC, Sr. Unsec’d. Notes	4.500%	10/01/24	114	82,080
Ensco PLC, Sr. Unsec’d. Notes(a)	4.700%	03/15/21	228	204,516
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	6.375%	06/15/23	403	240,793
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	1,247	741,965
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	604	427,330
Halcon Resources Corp., Sec’d. Notes, 144A (original cost $2,217,500; purchased 04/21/15 - 09/20/16)(a)(f)(g)	8.625%	02/01/20	2,275	2,286,375
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	640	612,800
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,675,000; purchased 05/20/15)(f)(g)	5.750%	10/01/25	2,675	2,661,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	556	553,220
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	1,225	969,281
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	2,983	2,434,873
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	1,110	876,900
Murphy Oil Corp., Sr. Unsec’d. Notes	6.875%	08/15/24	550	568,536
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	625	657,031
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	2,350	2,355,875
Newfield Exploration Co., Sr. Unsec’d. Notes	5.625%	07/01/24	908	930,700
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	634	654,605
Oasis Petroleum, Inc., Gtd. Notes	6.500%	11/01/21	226	215,830
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	750	718,125
Oasis Petroleum, Inc., Gtd. Notes	6.875%	01/15/23	38	36,290
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	163	127,140
Parker Drilling Co., Gtd. Notes(a)	7.500%	08/01/20	734	585,365
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	7.000%	11/15/23	500	471,250
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	665	541,975
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	1,807	1,635,335
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	646	636,310
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.375%	10/01/22	1,171	1,162,217
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	333	319,680
Range Resources Corp., Gtd. Notes, 144A	5.000%	08/15/22	300	298,500
Range Resources Corp., Gtd. Notes, 144A(a)	5.000%	03/15/23	1,252	1,223,830
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	3,640	3,676,400
Rice Energy, Inc., Gtd. Notes	6.250%	05/01/22	300	309,750
Rice Energy, Inc., Gtd. Notes(a)	7.250%	05/01/23	2,275	2,434,250
Shelf Drilling Holdings Ltd. (United Arab Emirates), Sec’d. Notes, 144A	8.625%	11/01/18	375	298,125
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	785	737,900
SM Energy Co., Sr. Unsec’d. Notes	5.625%	06/01/25	537	504,780
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22	700	700,000
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	399	407,977

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
SM Energy Co., Sr. Unsec’d. Notes	6.500%	01/01/23	150	$151,500
Stone Energy Corp., Gtd. Notes	7.500%	11/15/22	538	308,005
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	1,100	1,117,875
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%	04/15/21	790	813,700
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	3,100	3,185,250
Transocean, Inc., Gtd. Notes	5.050%	10/15/22	136	106,590
Transocean, Inc., Gtd. Notes	6.800%	03/15/38	567	371,385
Transocean, Inc., Gtd. Notes, 144A	9.000%	07/15/23	1,481	1,434,719
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A (original cost $1,675,000; purchased 11/01/13)(f)(g)	6.000%	11/01/20	1,675	1,511,687
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(a)(i)	5.750%	12/15/18	323	260,823
Ultra Petroleum Corp., Sr. Unsec’d. Notes, 144A(i)	6.125%	10/01/24	1,186	936,940
Unit Corp., Gtd. Notes	6.625%	05/15/21	1,184	999,000
W&T Offshore, Inc., Gtd. Notes	8.500%	06/15/19	421	151,560
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	2,321	2,379,025
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	1,640	1,619,501
Whiting Petroleum Corp., Gtd. Notes	5.000%	03/15/19	1,339	1,295,483
Whiting Petroleum Corp., Gtd. Notes(a)	5.750%	03/15/21	789	737,715
Whiting Petroleum Corp., Gtd. Notes	6.250%	04/01/23	150	136,875
WPX Energy, Inc., Sr. Unsec’d. Notes	5.250%	09/15/24	413	389,253
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	6.000%	01/15/22	3,516	3,509,407
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	750	793,125
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	8.250%	08/01/23	550	591,250

				73,970,910

Oil & Gas Exploration & Production
Penn VA Corp. Escrow, Gtd. Notes^	—%	12/31/99	135	1,687
Penn VA Corp. Escrow, Notes^	—%	12/31/99	610	7,625

				9,312

Oil & Gas Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes	6.000%	10/01/22	360	333,900
Basic Energy Services, Inc., Gtd. Notes	7.750%	10/15/22	272	100,640
CGG SA (France), Gtd. Notes	6.500%	06/01/21	675	329,063
CGG SA (France), Gtd. Notes	6.875%	01/15/22	90	45,900
CSI Compressco LP/CSI Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	560	529,200
PHI, Inc., Gtd. Notes	5.250%	03/15/19	525	502,687
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, 144A	9.000%	03/26/18	1,170	369,135
SemGroup LP, Gtd. Notes (original cost $0; purchased 12/09/09)^(f)(g)(i)	—%	12/31/49	2,300	23
SemGroup LP, Gtd. Notes^(i)	—%	12/31/49	256	3
SESI LLC, Gtd. Notes	7.125%	12/15/21	149	145,647
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	7.875%	01/15/19	900	837,000
Weatherford International Ltd., Gtd. Notes	4.500%	04/15/22	252	212,940
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	457	335,895
Weatherford International Ltd., Gtd. Notes(a)	7.750%	06/15/21	146	144,540

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas Services (cont’d.)
Weatherford International Ltd., Gtd. Notes(a)	8.250%	06/15/23	144	$142,200

				4,028,773

Packaging & Containers — 2.0%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	1,100	1,135,750
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	7.125%	09/15/23	1,825	1,815,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	600	616,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	805	822,106
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	800	826,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	3,575	3,807,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	432	446,405
Ball Corp., Gtd. Notes	5.000%	03/15/22	475	511,813
Ball Corp., Gtd. Notes	5.250%	07/01/25	516	555,990
Berry Plastics Corp., Sec’d. Notes	5.125%	07/15/23	800	812,000
Berry Plastics Corp., Sec’d. Notes	6.000%	10/15/22	300	316,500
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A (original cost $1,952,500; purchased 10/24/13 - 07/09/15)(f)(g)	7.875%	11/01/19	1,950	1,993,875
Crown Americas LLC/Crown Americas Capital Corp. V, Gtd. Notes, 144A	4.250%	09/30/26	215	215,269
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	860	965,350
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%	01/15/25	800	832,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.875%	08/15/23	475	510,625
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	464	510,980
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	1,400	1,312,500
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,204,125; purchased 09/25/13 - 11/04/15)(f)(g)	6.500%	10/01/21	3,225	3,345,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (New Zealand), Gtd. Notes(a)	8.250%	02/15/21	275	286,687
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (New Zealand), Gtd. Notes	9.875%	08/15/19	771	794,130
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (New Zealand), Gtd. Notes, 144A	7.000%	07/15/24	1,725	1,850,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,050	1,082,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (New Zealand), Sr. Sec’d. Notes, 144A	5.125%	07/15/23	730	753,725
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	1,350	1,417,500
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125%	12/01/24	1,265	1,336,156
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	775	825,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	160	$183,000

				29,882,299

Pharmaceuticals — 1.7%
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	3,064	2,826,540
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	275	243,375
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	789	757,440
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	1,190	1,082,900
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.500%	02/01/25	775	684,906
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	1,300	1,345,500
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%	05/01/23	1,475	1,390,187
NBTY, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,378,094; purchased 07/15/16 - 07/20/16)(f)(g)	7.625%	05/15/21	1,350	1,380,132
NBTY, Inc., Sr. Unsec’d. Notes, 144A	7.625%	05/15/21	360	368,035
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.375%	10/15/20	690	646,875
Valeant Pharmaceuticals International, Gtd. Notes, 144A	6.750%	08/15/21	350	329,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.000%	10/01/20	225	218,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	7.250%	07/15/22	350	324,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%	03/15/20	2,135	1,974,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	683	583,965
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	247,223
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.875%	05/15/23	3,518	3,034,274
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	5,079	4,374,288
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.750%	08/15/18	650	653,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21	500	484,050
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	1,975	2,266,313

				25,216,003

Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%	09/15/24	700	708,750
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A(a)	6.125%	11/15/22	280	273,700
Boardwalk Pipelines LP, Gtd. Notes	4.950%	12/15/24	475	496,901
Boardwalk Pipelines LP, Gtd. Notes	5.950%	06/01/26	306	338,304
Buckeye Partners LP, Sr. Unsec’d. Notes	5.600%	10/15/44	550	569,858
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	680	685,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.125%	03/01/22	795	802,950

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%	04/01/23	125	$126,563
DCP Midstream Operating LP, Gtd. Notes	3.875%	03/15/23	415	396,325
DCP Midstream Operating LP, Gtd. Notes	4.950%	04/01/22	183	186,431
Energy Transfer Equity LP, Sr. Sec’d. Notes(a)	5.875%	01/15/24	1,635	1,696,313
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%	06/01/25	365	349,413
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.850%	07/15/26	196	197,230
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	454	444,920
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	2,541	2,521,943
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	1,820	1,875,291
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%	08/01/24	814	842,490
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	290	272,600
MPLX LP, Gtd. Notes	4.875%	12/01/24	1,895	1,960,048
MPLX LP, Gtd. Notes	4.875%	06/01/25	700	723,297
NuStar Logistics LP, Gtd. Notes	4.800%	09/01/20	299	299,747
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%	05/15/23	281	270,814
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	1,075	1,109,818
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $1,817,750; purchased 02/21/14 - 07/21/16)(f)(g)	5.625%	04/15/20	1,875	1,978,125
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	640	672,000
Rose Rock Midstream LP/Rose Rock Finance
Corp., Gtd. Notes	5.625%	11/15/23	811	738,010
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	02/01/21	500	528,125
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	04/15/23	1,535	1,638,613
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.625%	03/01/25	594	638,550
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes	5.750%	05/15/24	2,000	2,152,500
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	5.875%	06/30/26	700	760,813
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.500%	08/15/22	293	279,083
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	7.500%	07/01/21	283	292,905
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	2,155	2,171,163
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	91	87,929
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	5.250%	05/01/23	1,037	1,049,963
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.375%	08/01/22	204	211,140
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	1,500	1,605,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%	02/01/21	230	237,475
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%	02/01/25	1,425	1,426,781

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.375%	02/01/27	930	$935,813
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	312	332,280
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	616	634,480
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	50	52,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	1,175	1,254,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	1,220	1,308,450
Western Gas Partners LP, Sr. Unsec’d. Notes	4.650%	07/01/26	475	491,576
Western Gas Partners LP, Sr. Unsec’d. Notes	5.375%	06/01/21	320	348,408

				38,974,551

Real Estate — 0.3%
Crescent Communities LLC, Sr. Sec’d. Notes, 144A	8.875%	10/15/21	850	860,625
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $1,989,063; purchased 11/10/14 - 03/29/16)(f)(g)	8.250%	12/01/22	1,975	2,093,500
Realogy Group LLC/Realogy Co.-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	1,950	1,981,687

				4,935,812

Real Estate Investment Trusts (REITs) — 1.0%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	750	794,297
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	848,115
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	450	478,125
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	1,499	1,611,425
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	423	422,471
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	950	988,000
Iron Mountain, Inc., Gtd. Notes(a)	5.750%	08/15/24	990	1,017,225
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%	10/01/20	306	322,830
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.500%	09/01/26	1,425	1,425,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	5.625%	05/01/24	855	927,418
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	1,050	1,089,375
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	975	1,057,875
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	909	936,270
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	1,675	1,700,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(a)	5.375%	06/01/23	925	948,125
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	425	444,656

				15,011,332

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail — 4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	1,680	$1,759,800
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.625%	01/15/22	240	249,600
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	1,000	1,057,500
Brinker International, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24	900	912,476
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	1,606	1,667,028
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	2,375	2,366,094
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A (original cost $845,500; purchased 03/07/13 - 10/11/13)(f)(g)	6.125%	03/15/20	850	442,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	318	165,360
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	3,882	2,115,690
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	700	735,875
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	1,502	1,321,760
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	750	686,250
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	1,000	890,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	150	147,375
Guitar Center, Inc., Sr. Sec’d. Notes, 144A	6.500%	04/15/19	467	410,960
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,073,688; purchased 09/17/13 - 01/03/14)(f)(g)	9.250%	06/15/21	1,025	1,086,500
JC Penney Corp., Inc., Sr. Sec’d. Notes, 144A	5.875%	07/01/23	1,070	1,114,137
Jo-Ann Stores LLC, Sr. Unsec’d. Notes, 144A	8.125%	03/15/19	550	548,625
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.000%	06/01/24	545	569,525
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	1,970	2,083,274
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	3,150	3,388,204
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	125	136,250
Landry’s, Inc., Gtd. Notes, 144A	9.375%	05/01/20	770	807,615
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,550,000; purchased 09/20/16)(f)(g)	6.750%	10/15/24	2,550	2,594,625
Landry’s, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	350	356,125
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	1,225	1,139,250
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	8,126	6,785,210
New Albertsons, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	194	190,120
New Albertsons, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	285	285,000
New Albertsons, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	110	109,725
New Albertsons, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	750	761,250
Party City Holdings, Inc., Gtd. Notes, 144A(a)	6.125%	08/15/23	360	383,850
Penske Automotive Group, Inc., Gtd. Notes	5.500%	05/15/26	907	904,733
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%	03/15/23	4,205	4,404,738
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	1,685	1,588,113
Rite Aid Corp., Gtd. Notes(a)	6.750%	06/15/21	800	845,000
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	5,383	5,809,172
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	369,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,425	1,533,656

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Serta Simmons Bedding LLC, Sr. Unsec’d. Notes, 144A	8.125%	10/01/20	439	$458,755
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	1,700	1,725,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	1,178	1,225,120
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,700,000; purchased 05/29/15)(f)(g)	8.000%	06/15/22	1,700	1,530,000
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	289	260,100

				57,921,190

Semiconductors — 1.4%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	7.000%	07/01/24	693	680,873
Entegris, Inc., Gtd. Notes, 144A	6.000%	04/01/22	217	224,595
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	2,205	2,449,182
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	863	845,740
Micron Technology, Inc., Sr. Unsec’d. Notes	5.875%	02/15/22	201	205,020
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	4,035	3,984,563
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	500	480,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	1,745	1,670,837
Microsemi Corp., Gtd. Notes, 144A	9.125%	04/15/23	982	1,119,480
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	770	824,863
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	1,727	1,865,160
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	1,159	1,205,360
Qorvo, Inc., Gtd. Notes	6.750%	12/01/23	400	431,500
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	2,165	2,251,600
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	557	569,532
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	1,603	1,735,248

				20,543,553

Software — 3.7%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	7,960	7,223,700
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	9.000%	10/15/19	3,380	3,058,900
Camelot Finance SA (Luxembourg), Sr. Unsec’d. Notes, 144A	7.875%	10/15/24	891	918,844
Change Healthcare Holdings, Inc., Gtd. Notes	11.000%	12/31/19	350	368,375
Change Healthcare Holdings, Inc., Gtd. Notes, 144A	6.000%	02/15/21	1,735	1,830,425
Donnelley Financial Solutions, Inc., Sr. Unsec’d. Notes, 144A	8.250%	10/15/24	1,010	1,022,625
First Data Corp., Gtd. Notes, 144A(a)	7.000%	12/01/23	13,362	14,130,316
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	3,660	3,760,650
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	1,071	1,087,065
First Data Corp., Sr. Sec’d. Notes, 144A	5.375%	08/15/23	414	426,420

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $4,172,375; purchased 04/03/14 - 09/08/16)(f)(g)	7.125%	05/01/21	4,365	$4,234,050
Infor US, Inc., Gtd. Notes (original cost $3,743,400; purchased 03/18/15-05/13/16)(f)(g)	6.500%	05/15/22	3,835	3,882,937
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	808	818,100
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	655	687,750
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	3,158	2,952,730
JDA Escrow LLC/JDA Bond Finance, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/24	875	899,063
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	2,031	2,081,775
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	2,000	2,085,000
Open Text Corp. (Canada), Gtd. Notes, 144A	5.625%	01/15/23	250	255,000
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	339	354,679
Quintiles IMS, Inc., Gtd. Notes, 144A	5.000%	10/15/26	1,375	1,430,000
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A	10.500%	03/01/24	490	546,350

				54,054,754

Telecommunications — 6.3%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	1,500	1,642,500
Alcatel-Lucent USA, Inc. (France), Sr. Unsec’d. Notes	6.450%	03/15/29	559	618,394
Avaya, Inc., Sec’d. Notes, 144A (original cost $2,684,512; purchased 01/21/14 - 10/16/15)(f)(g)	10.500%	03/01/21	3,560	783,200
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	570	125,400
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)	7.000%	04/01/19	442	325,975
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	1,000	963,750
Cincinnati Bell, Inc., Gtd. Notes, 144A	7.000%	07/15/24	503	515,575
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	2,428	2,588,854
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	295	305,325
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	692	726,600
Consolidated Communications, Inc., Gtd. Notes	6.500%	10/01/22	580	562,600
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	2,450	2,128,437
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	1,750	1,544,375
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	5,935	6,006,101
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	1,670	1,605,287
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	1,428	1,544,025
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%	07/01/21	1,610	1,734,775
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	578	612,680
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000%	09/15/25	1,294	1,350,613
Goodman Networks, Inc., Sr. Sec’d. Notes(g)	12.125%	07/01/18	1,408	682,880
Hughes Satellite Systems Corp., Sr. Sec’d. Notes, 144A	5.250%	08/01/26	903	891,713
Hughes Satellite Systems Corp., Sr. Unsec’d. Notes, 144A	6.625%	08/01/26	378	364,770

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	6.500%	10/01/24	2,000	$2,005,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	3,383	2,342,728
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	441	354,729
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	2,735	2,119,625
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A(a)	8.000%	02/15/24	847	849,117
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	1,833	614,055
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	1,505	507,937
Level 3 Communications, Inc., Sr. Unsec’d. Notes	5.750%	12/01/22	1,280	1,337,600
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5	5,150
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	500	520,937
Level 3 Financing, Inc., Gtd. Notes, 144A	5.250%	03/15/26	1,817	1,876,053
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	311	335,103
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	345,030
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	222	209,790
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	895	868,150
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	350	383,015
SoftBank Group Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	1,232	1,278,200
Sprint Capital Corp., Gtd. Notes (original cost $3,848,063; purchased 02/26/13 - 11/15/13)(f)(g)	6.875%	11/15/28	3,875	3,637,656
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	209	196,199
Sprint Capital Corp., Gtd. Notes (original cost $1,091,000; purchased 05/03/13)(f)(g)	6.900%	05/01/19	1,000	1,031,250
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	750	773,437
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,180	1,203,600
Sprint Communications, Inc., Gtd. Notes, 144A	7.000%	03/01/20	752	806,520
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,170	2,395,137
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	12/01/16	442	444,210
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	1,475	1,482,375
Sprint Communications, Inc., Sr. Unsec’d. Notes	8.375%	08/15/17	715	743,600
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	277,627
Sprint Corp., Gtd. Notes (original cost $2,218,100; purchased 12/09/13 - 12/10/13)(f)(g)	7.125%	06/15/24	2,205	2,149,875
Sprint Corp., Gtd. Notes	7.125%	06/15/24	1,039	1,013,025
Sprint Corp., Gtd. Notes	7.250%	09/15/21	759	761,846
Sprint Corp., Gtd. Notes (original cost $2,179,938; purchased 02/19/15 - 06/02/16)(f)(g)	7.625%	02/15/25	2,385	2,361,150
Sprint Corp., Gtd. Notes	7.625%	02/15/25	322	318,780
Sprint Corp., Gtd. Notes (original cost $3,711,300; purchased 12/06/13 - 02/11/15)(f)(g)	7.875%	09/15/23	3,530	3,552,063
Sprint Corp., Gtd. Notes	7.875%	09/15/23	966	972,037
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	1,650	1,686,911
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	924	987,118
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	222,560
T-Mobile USA, Inc., Gtd. Notes	6.125%	01/15/22	667	708,687
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21	747	783,883
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	1,499	1,630,163
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	638,274

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	2,902	$3,210,338
T-Mobile USA, Inc., Gtd. Notes	6.625%	11/15/20	423	434,633
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	630	676,463
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	2,396	2,521,790
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22	1,451	1,523,550
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	569,997
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	2,405	2,356,900
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21	360	370,800
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	3,425	3,579,125
Windstream Services LLC, Gtd. Notes(a)	6.375%	08/01/23	1,875	1,701,563
Windstream Services LLC, Gtd. Notes	7.500%	06/01/22	294	282,240
Windstream Services LLC, Gtd. Notes(a)	7.500%	04/01/23	497	474,635

				92,056,065

Textiles — 0.4%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	5,130	5,309,550

Transportation — 0.6%
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	10.000%	12/10/19	2,100	955,500
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	720	435,600
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., Sr. Sec’d. Notes, 144A	8.125%	11/15/21	145	106,575
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	1,850	892,625
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	400	379,000
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes(g)(i)	8.875%	06/15/21	1,801	360,200
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	1,370	1,404,250
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	3,655	3,810,337

				8,344,087

TOTAL CORPORATE BONDS (cost $1,306,225,953)				1,305,175,891

			Shares
COMMON STOCKS

Independent Power & Renewable Electricity Producers
Dynegy, Inc.*(a)			8,000	99,120

Oil & Gas Exploration & Production
Penn VA Corp.*^			4,551	163,836
Penn Virginia Corp. NPV*^			5,642	203,112

				366,948

Oil, Gas & Consumable Fuels
Halcon Resources Corp.*			3,586	33,637

Wireless Telecommunication Services
NII Holdings, Inc.*(a)			90,376	300,952

TOTAL COMMON STOCKS (cost $2,382,117)				800,657

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
PREFERRED STOCKS — 0.4%

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K (original cost $650,000; purchased 04/21/14), 6.375%(f)(g)	26,000	$754,520

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A, CVT (original cost $1,893,652; purchased 11/23/15-05/13/16), 5.375%(f)(g)	36,100	1,652,297

Insurance — 0.1%
XLIT Ltd. (Ireland), Series D, 4.000%(g)	2,550	2,040,000

Technology — 0.1%
Pitney Bowes International Holdings, Inc., Series F, 144A, 6.125%	1,000	1,030,313

TOTAL PREFERRED STOCKS (cost $5,629,186)		5,477,130

	Units
WARRANTS*

Specialty Retail
Nebraska Book Holdings, Inc., Equity contracts, expiring 06/29/19^(g)	5,983	—
Nebraska Book Holdings, Inc., Equity contracts, expiring 06/29/19^(g)	2,792	—

		—

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $1,370,383,285)		1,355,436,027

	Shares
SHORT-TERM INVESTMENTS — 11.9%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $42,865,156)(w)	42,865,156	42,865,156
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $130,265,337)(b)(w)	130,265,337	130,265,337

TOTAL SHORT-TERM INVESTMENTS (cost $173,130,493)		173,130,493

TOTAL INVESTMENTS — 104.8% (cost $1,543,513,778)		1,528,566,520
Liabilities in excess of other assets(z) — (4.8)%		(70,155,081)

NET ASSETS — 100.0%		$1,458,411,439

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,997,634 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,454,535; cash collateral of $130,190,537 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $109,114,155. The aggregate value of $103,853,149 is approximately 7.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(p)	Interest rate not available as of September 30, 2016.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
111	2 Year U.S. Treasury Notes	Dec. 2016	$24,231,438	$24,250,032	$18,594
257	5 Year U.S. Treasury Notes	Dec. 2016	31,218,250	31,229,516	11,266
20	20 Year U.S. Treasury Bonds	Dec. 2016	3,417,219	3,363,125	(54,094)

					(24,234)

Short Position:
136	10 Year U.S. Treasury Notes	Dec. 2016	17,803,742	17,833,000	(29,258)

					$(53,492)

Cash of $500,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	Unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$41,357,704	$2,306,348
Convertible Bond	—	318,297	—
Corporate Bonds	—	1,303,851,553	1,324,338
Common Stocks	433,709	—	366,948
Preferred Stocks	5,477,130	—	—
Warrants	—	—	—
Affiliated Mutual Funds	173,130,493	—	—
Other Financial Instruments*
Futures Contracts	(53,492)	—	—

Total	$178,987,840	$1,345,527,554	$3,997,634

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$(53,492)

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 2.1%
Boeing Co. (The)	164,500	$21,671,230
Embraer SA (Brazil), ADR	323,500	5,583,610

		27,254,840

Auto Components — 2.9%
Johnson Controls International PLC	644,007	29,965,646
Magna International, Inc. (Canada)	161,000	6,914,950

		36,880,596

Automobiles — 3.8%
General Motors Co.	808,300	25,679,691
Harley-Davidson, Inc.(a)	211,100	11,101,749
Honda Motor Co. Ltd. (Japan), ADR	420,800	12,169,536

		48,950,976

Banks — 15.2%
Bank of America Corp.	3,824,754	59,857,400
Citigroup, Inc.	1,211,060	57,198,364
Citizens Financial Group, Inc.	1,077,800	26,632,438
JPMorgan Chase & Co.	469,100	31,237,369
Wells Fargo & Co.	487,683	21,594,603

		196,520,174

Capital Markets — 3.8%
Goldman Sachs Group, Inc. (The)	105,100	16,949,477
State Street Corp.	464,900	32,370,987

		49,320,464

Communications Equipment — 2.0%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	3,549,500	25,591,895

Consumer Finance — 2.5%
Capital One Financial Corp.	449,600	32,294,768

Containers & Packaging — 1.9%
International Paper Co.	514,200	24,671,316

Electric Utilities — 0.4%
PPL Corp.	166,300	5,748,991

Electronic Equipment, Instruments & Components — 4.2%
Corning, Inc.	1,722,800	40,744,220
TE Connectivity Ltd. (Switzerland)	208,400	13,416,792

		54,161,012

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	217,600	15,693,312

Health Care Equipment & Supplies — 1.8%
Medtronic PLC	72,100	6,229,440
Zimmer Biomet Holdings, Inc.	135,400	17,604,708

		23,834,148

Health Care Providers & Services — 3.3%
Anthem, Inc.	285,800	35,813,598
Humana, Inc.	37,500	6,633,375

		42,446,973

Independent Power & Renewable Electricity Producers — 3.1%
Calpine Corp.*	2,134,200	26,976,288
NRG Energy, Inc.	1,119,500	12,549,595

		39,525,883

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.7%
Koninklijke Philips NV (Netherlands), NVDR	745,232	$22,051,415

Insurance — 7.9%
Allstate Corp. (The)	190,700	13,192,626
American International Group, Inc.	1,172,400	69,570,216
Unum Group	530,250	18,723,127

		101,485,969

Machinery — 6.8%
CNH Industrial NV (United Kingdom)(a)	2,564,300	18,514,246
Cummins, Inc.	327,000	41,905,050
PACCAR, Inc.	108,700	6,389,386
Parker-Hannifin Corp.	166,000	20,837,980

		87,646,662

Media — 5.0%
CBS Corp. (Class B Stock)	283,400	15,513,316
Comcast Corp. (Class A Stock)	261,700	17,361,178
Discovery Communications, Inc. (Class A Stock)*(a)	887,900	23,902,268
Discovery Communications, Inc. (Class C Stock)*	296,000	7,787,760

		64,564,522

Multiline Retail — 1.6%
Nordstrom, Inc.(a)	183,800	9,535,544
Target Corp.(a)	169,900	11,668,732

		21,204,276

Oil, Gas & Consumable Fuels — 10.9%
Hess Corp.(a)	815,100	43,705,662
Marathon Oil Corp.(a)	3,159,400	49,950,114
Murphy Oil Corp.(a)	713,400	21,687,360
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	514,093	25,740,636

		141,083,772

Pharmaceuticals — 4.4%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	577,300	24,898,949
Sanofi (France), ADR	843,600	32,217,084

		57,116,033

Professional Services — 0.4%
ManpowerGroup, Inc.	64,800	4,682,448

Software — 7.0%
Microsoft Corp.	852,450	49,101,120
Oracle Corp.	1,059,300	41,609,304

		90,710,424

Specialty Retail — 1.3%
Bed Bath & Beyond, Inc.(a)	399,500	17,222,445

Technology Hardware, Storage & Peripherals — 2.1%
Hewlett Packard Enterprise Co.	1,194,400	27,172,600

Wireless Telecommunication Services — 2.2%
Vodafone Group PLC (United Kingdom), ADR(a)	980,845	28,591,632

TOTAL LONG-TERM INVESTMENTS (cost $1,255,639,345)		1,286,427,546

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,872,773)(w)	6,872,773	$6,872,773
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $143,933,045)(b)(w)	143,933,045	143,933,045

TOTAL SHORT-TERM INVESTMENTS (cost $150,805,818)		$150,805,818

TOTAL INVESTMENTS — 111.2% (cost $1,406,445,163)		1,437,233,364
Liabilities in excess of other assets — (11.2)%		(144,341,651)

NET ASSETS — 100.0%		$1,292,891,713

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,571,792; cash collateral of $143,859,980 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$27,254,840	$—	$—
Auto Components	36,880,596	—	—
Automobiles	48,950,976	—	—
Banks	196,520,174	—	—
Capital Markets	49,320,464	—	—
Communications Equipment	25,591,895	—	—
Consumer Finance	32,294,768	—	—
Containers & Packaging	24,671,316	—	—
Electric Utilities	5,748,991	—	—
Electronic Equipment, Instruments & Components	54,161,012	—	—
Food & Staples Retailing	15,693,312	—	—
Health Care Equipment & Supplies	23,834,148	—	—
Health Care Providers & Services	42,446,973	—	—
Independent Power & Renewable Electricity Producers	39,525,883	—	—
Industrial Conglomerates	22,051,415	—	—
Insurance	101,485,969	—	—
Machinery	87,646,662	—	—
Media	64,564,522	—	—
Multiline Retail	21,204,276	—	—
Oil, Gas & Consumable Fuels	141,083,772	—	—
Pharmaceuticals	57,116,033	—	—
Professional Services	4,682,448	—	—
Software	90,710,424	—	—
Specialty Retail	17,222,445	—	—
Technology Hardware, Storage & Peripherals	27,172,600	—	—
Wireless Telecommunication Services	28,591,632	—	—
Affiliated Mutual Funds	150,805,818	—	—

Total	$1,437,233,364	$—	$—

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 95.1%
Argentina — 0.9%
MercadoLibre, Inc.	104,080	$19,251,678

Australia — 1.7%
Atlassian Corp. PLC (Class A Stock)*(a)	467,399	14,007,948
Brambles Ltd.	325,479	3,000,118
Insurance Australia Group Ltd.	2,182,195	9,190,271
Macquarie Group Ltd.	177,789	11,244,185

		37,442,522

Austria — 0.4%
ANDRITZ AG	144,440	7,860,040

Belgium — 0.1%
Colruyt SA(a)	34,700	1,927,096

Brazil — 1.1%
Cielo SA	1,055,800	10,609,457
Raia Drogasil SA	591,030	12,150,813

		22,760,270

Canada — 2.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	423,089	20,503,829
Brookfield Asset Management, Inc. (Class A Stock)	434,933	15,300,943
Constellation Software, Inc.	17,132	7,723,013
Home Capital Group, Inc.(a)	216,800	4,461,755
Peyto Exploration & Development Corp.(a)	112,500	3,157,323
Suncor Energy, Inc.	388,548	10,786,172

		61,933,035

China — 8.0%
Alibaba Group Holding Ltd., ADR*(a)	668,879	70,760,709
Baidu, Inc., ADR*	48,700	8,866,809
China Overseas Land & Investment Ltd.	3,632,000	12,486,801
NetEase, Inc., ADR	61,273	14,753,313
Tencent Holdings Ltd.	2,336,461	64,958,373

		171,826,005

Denmark — 0.8%
Nets A/S, 144A*	279,700	5,785,674
Vestas Wind Systems A/S	138,773	11,463,146

		17,248,820

Finland — 0.9%
Kone OYJ (Class B Stock)	175,917	8,930,829
Sampo OYJ (Class A Stock)	228,524	10,152,797

		19,083,626

France — 10.1%
Air Liquide SA(a)	52,870	5,669,625
Air Liquide SA (I-2016 Shares)*	6,912	741,223
Arkema SA	165,597	15,331,432
BNP Paribas SA	144,155	7,414,447
Capgemini SA	170,388	16,705,515
Dassault Systemes	505,014	43,840,727
Elior Group, 144A	234,350	5,365,958
Euler Hermes Group	21,265	1,807,978
JCDecaux SA	219,940	7,111,702
Pernod Ricard SA	70,935	8,401,174
Publicis Groupe SA	84,324	6,380,643
Safran SA	96,850	6,965,694
Schneider Electric SE	106,985	7,442,328

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Sodexo SA	59,540	$7,092,434
SPIE SA	321,605	6,402,567
TOTAL SA(a)	404,945	19,259,519
Valeo SA	617,365	36,035,019
Vinci SA	178,674	13,682,635

		215,650,620

Germany — 5.6%
adidas AG	237,289	41,270,578
Brenntag AG	112,730	6,160,601
Continental AG	38,590	8,131,003
Deutsche Boerse AG*	75,365	6,117,283
Fresenius SE & Co. KGaA	316,422	25,276,413
GEA Group AG	96,585	5,369,864
Gerresheimer AG	54,645	4,646,106
KUKA AG*	40,842	4,939,429
Rational AG	8,645	4,337,511
SAP SE, ADR(a)	149,800	13,693,218

		119,942,006

Hong Kong — 1.4%
AIA Group Ltd.	2,220,036	14,929,174
Techtronic Industries Co. Ltd.	3,791,001	14,850,468

		29,779,642

India — 2.4%
HDFC Bank Ltd., ADR	288,308	20,726,462
Hero MotoCorp Ltd.	219,793	11,292,697
Housing Development Finance Corp. Ltd.	388,406	8,146,817
Tata Motors Ltd.	1,374,407	11,008,532

		51,174,508

Indonesia — 0.9%
Astra International Tbk PT	28,708,003	18,215,926

Ireland — 2.3%
AerCap Holdings NV*(a)	182,500	7,024,425
Experian PLC	654,059	13,066,700
Kingspan Group PLC	358,517	9,658,721
Paddy Power Betfair PLC	86,869	9,822,853
Ryanair Holdings PLC, ADR	141,001	10,579,305

		50,152,004

Israel — 1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	4,129,535	7,791,533
Check Point Software Technologies Ltd.*(a)	159,500	12,378,795
Teva Pharmaceutical Industries Ltd., ADR	140,900	6,482,809

		26,653,137

Italy — 1.1%
Anima Holding SpA, 144A(g)	204,776	999,613
Azimut Holding SpA	336,975	4,958,261
Brembo SpA	152,615	9,106,856
Brunello Cucinelli SpA	484,387	9,409,544

		24,474,274

Japan — 12.8%
Daikin Industries Ltd.	224,691	20,967,234
Fuji Heavy Industries Ltd.	265,367	9,956,436
Kansai Paint Co. Ltd.	473,500	10,379,408
Kao Corp.	205,400	11,612,911
Keyence Corp.	35,668	26,133,573

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
LINE Corp., ADR*(a)	313,968	$15,196,051
Makita Corp.	138,600	9,875,225
Miraca Holdings, Inc.	138,200	6,891,139
Nabtesco Corp.	141,800	4,017,282
Nintendo Co. Ltd.	93,334	24,990,429
Nippon Prologis REIT, Inc., REIT	3,290	8,321,226
Nitori Holdings Co. Ltd.	82,400	9,877,516
Ono Pharmaceutical Co. Ltd.	279,457	7,802,565
ORIX Corp.	777,390	11,468,569
Park24 Co. Ltd.	106,100	3,450,687
Santen Pharmaceutical Co. Ltd.	549,400	8,112,646
Shimano, Inc.	51,500	7,648,969
Shionogi & Co. Ltd.	382,469	19,595,235
SMC Corp.	40,800	11,780,297
Sundrug Co. Ltd.	96,900	8,133,718
Sysmex Corp.	346,799	25,730,220
Toyota Motor Corp.	194,400	11,276,453

		273,217,789

Jordan — 0.3%
Hikma Pharmaceuticals PLC	245,687	6,417,730

Mexico — 0.9%
Alsea SAB de CV	2,348,616	7,947,121
Alsea SAB de CV, 144A(g)	655,805	2,219,078
Wal-Mart de Mexico SAB de CV	4,471,900	9,790,335

		19,956,534

Netherlands — 3.7%
Akzo Nobel NV	126,791	8,576,178
ASML Holding NV	277,426	30,403,529
Koninklijke Ahold Delhaize NV	443,251	10,095,521
NXP Semiconductors NV*	219,088	22,349,167
Royal Dutch Shell PLC (Class A Stock)	349,524	8,722,303

		80,146,698

Singapore — 0.8%
Broadcom Ltd.	102,631	17,705,900

South Africa — 0.3%
Bid Corp. Ltd.	325,932	6,160,557
Discovery Ltd.	100,599	829,265

		6,989,822

South Korea — 0.6%
Amorepacific Corp.	34,191	12,124,891

Spain — 4.7%
Amadeus IT Group SA (Class A Stock)	690,417	34,460,929
Banco Bilbao Vizcaya Argentaria SA	699,969	4,235,230
Industria de Diseno Textil SA	1,644,245	60,965,450

		99,661,609

Sweden — 2.8%
Assa Abloy AB (Class B Stock)	782,185	15,884,346
Atlas Copco AB (Class A Stock)	418,945	12,612,145
Hexagon AB (Class B Stock)	539,999	23,582,630
Nordea Bank AB	825,290	8,195,522

		60,274,643

Switzerland — 7.4%
Actelion Ltd.*	78,068	13,547,454
Cie Financiere Richemont SA	69,855	4,260,288
Geberit AG	25,298	11,089,137

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Givaudan SA	13,996	$28,533,917
Julius Baer Group Ltd.*	146,020	5,952,063
Lonza Group AG*	42,040	8,046,412
Novartis AG	128,215	10,118,770
Partners Group Holding AG	41,600	21,017,805
Roche Holding AG	53,200	13,220,126
SGS SA	9,333	20,913,155
Sonova Holding AG	48,280	6,845,922
TE Connectivity Ltd.	117,600	7,571,088
UBS Group AG	484,795	6,622,522

		157,738,659

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,351,000	19,697,659

Thailand — 0.8%
CP ALL PCL	9,991,297	17,733,471

United Kingdom — 11.3%
ASOS PLC*	353,976	22,274,951
Barclays PLC	3,006,485	6,518,089
Bunzl PLC	354,954	10,466,980
Compass Group PLC	1,275,423	24,700,535
DCC PLC	84,520	7,679,156
Howden Joinery Group PLC	1,359,105	7,614,376
IG Group Holdings PLC	641,972	7,243,719
Johnson Matthey PLC	249,381	10,637,107
Lloyds Banking Group PLC	12,060,034	8,520,557
Micro Focus International PLC	231,353	6,585,282
Prudential PLC	444,715	7,883,268
Reckitt Benckiser Group PLC	122,390	11,522,332
RELX PLC	1,308,320	24,810,173
Spectris PLC	236,740	6,028,132
St. James’s Place PLC	2,372,616	29,123,877
TalkTalk Telecom Group PLC(a)	2,174,910	5,692,614
Travis Perkins PLC	370,849	7,396,799
Worldpay Group PLC	5,736,781	21,996,033
Worldpay Group PLC, 144A(g)	914,771	3,507,426
WPP PLC	509,360	11,972,761

		242,174,167

United States — 6.0%
Albemarle Corp.	214,801	18,363,337
Allergan PLC*	88,521	20,387,271
Aon PLC	106,600	11,991,434
lululemon athletica, Inc.*(a)	188,608	11,501,316
Mobileye NV*(a)	348,751	14,846,330
Nielsen Holdings PLC(a)	178,700	9,572,959
Samsonite International SA	2,036,900	6,538,963
Shire PLC	539,174	34,864,517

		128,066,127

TOTAL COMMON STOCKS (cost $1,776,096,240)		2,037,280,908

	Units
PARTICIPATORY NOTES† — 1.3%
India
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	2,072,472	$11,374,394

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Units	Value
PARTICIPATORY NOTES† (Continued)
India
Maruti Suzuki India Ltd., Private Placement, expiring 07/26/17, 144A(g)	209,453	$17,236,260

TOTAL PARTICIPATORY NOTES (cost $28,260,565)		28,610,654

	Shares
PREFERRED STOCKS — 1.1%
Germany
Henkel AG & Co. KGaA (PRFC)	79,810	10,862,283
Sartorius AG (PRFC)	156,740	13,057,623

TOTAL PREFERRED STOCKS (cost $20,150,347)		23,919,906

TOTAL LONG-TERM INVESTMENTS (cost $1,824,507,152)		2,089,811,468

SHORT-TERM INVESTMENTS —9.3%
AFFILIATED MUTUAL FUNDS — 9.3%
Goldman Sachs Financial Square Fund - Money Market Fund (cost $580,199)	580,199	580,199

Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $23,082,903)(w)	23,082,903	23,082,903
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $175,286,970)(b)(w)	175,286,970	175,286,970

TOTAL AFFILIATED MUTUAL FUNDS (cost $198,950,072)		198,950,072

Shares	Value
AFFILIATED FUND
TOTAL SHORT-TERM INVESTMENTS (cost $198,950,072)	$198,950,072

TOTAL INVESTMENTS — 106.8% (cost $2,023,457,224)	2,288,761,540
Liabilities in excess of other assets — (6.8)%	(145,839,276)

NET ASSETS — 100.0%	$2,142,922,264

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

†	Participatory notes represented 1.3% of net assets, of which the Portfolio attributed 0.8% to Goldman Sachs & Co. and 0.5% to Credit Suisse First Boston Corp. as counterparties to the securities.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,796,753; cash collateral of $175,199,987 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$19,251,678	$—	$—
Australia	14,007,948	23,434,574	—
Austria	—	7,860,040	—
Belgium	—	1,927,096	—
Brazil	22,760,270	—	—
Canada	61,933,035	—	—
China	94,380,831	77,445,174	—
Denmark	5,785,674	11,463,146	—
Finland	—	19,083,626	—
France	—	215,650,620	—
Germany	13,693,218	106,248,788	—
Hong Kong	—	29,779,642	—
India	20,726,462	30,448,046	—
Indonesia	—	18,215,926	—
Ireland	17,603,730	32,548,274	—
Israel	18,861,604	7,791,533	—
Italy	—	24,474,274	—
Japan	15,196,051	258,021,738	—
Jordan	—	6,417,730	—
Mexico	17,737,456	2,219,078	—
Netherlands	22,349,167	57,797,531	—
Singapore	17,705,900	—	—
South Africa	—	6,989,822	—
South Korea	—	12,124,891	—
Spain	—	99,661,609	—
Sweden	—	60,274,643	—
Switzerland	7,571,088	150,167,571	—
Taiwan	—	19,697,659	—
Thailand	17,733,471	—	—
United Kingdom	—	242,174,167	—
United States	93,201,610	34,864,517	—
Participatory Notes
India	—	28,610,654	—
Preferred Stock
Germany	—	23,919,906	—
Affiliated Mutual Funds	198,369,873	—	—
Unaffiliated Fund	580,199	—	—

Total	$679,449,265	$1,609,312,275	$—

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Funds (8.2% represents investments purchased with collateral from securities on loan)	9.3%
Internet Software & Services	8.3
Software	7.1
Chemicals	4.6
Pharmaceuticals	4.3
Semiconductors & Semiconductor Equipment	4.2
IT Services	4.1
Food & Staples Retailing	4.0
Insurance	4.0
Capital Markets	3.7
Automobiles	3.7
Textiles, Apparel & Luxury Goods	3.4
Specialty Retail	3.3
Machinery	3.2
Professional Services	3.2
Electronic Equipment, Instruments & Components	3.0
Building Products	2.7
Hotels, Restaurants & Leisure	2.7
Banks	2.6
Auto Components	2.5
Biotechnology	2.3
Health Care Equipment & Supplies	2.1

Oil, Gas & Consumable Fuels	2.0%
Trading Companies & Distributors	1.8
Health Care Providers & Services	1.5
Media	1.2
Diversified Telecommunication Services	1.2
Personal Products	1.1
Household Products	1.0
Internet & Direct Marketing Retail	1.0
Construction & Engineering	0.9
Electrical Equipment	0.8
Household Durables	0.7
Life Sciences Tools & Services	0.6
Thrifts & Mortgage Finance	0.6
Real Estate Management & Development	0.6
Diversified Financial Services	0.5
Airlines	0.5
Beverages	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Industrial Conglomerates	0.4
Leisure Products	0.4
Aerospace & Defense	0.3
Commercial Services & Supplies	0.3
Commercial Services	0.3

106.8
Liabilities in excess of other assets	(6.8)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.6%
Australia — 4.7%
Ausdrill Ltd.*	793,540	$878,745
Australia & New Zealand Banking Group Ltd.	352,900	7,517,329
Bendigo & Adelaide Bank Ltd.	547,900	4,544,184
BHP Billiton PLC	1,075,845	16,179,080
Bradken Ltd.*	556,400	1,035,957
Caltex Australia Ltd.	509,526	13,471,261
Challenger Ltd.	602,400	4,717,232
CSR Ltd.	1,070,300	2,984,114
Downer EDI Ltd.	1,505,900	6,265,215
Kingsgate Consolidated Ltd.*^(g)	898,989	8,972
LendLease Group	707,400	7,665,735
Metcash Ltd.*	2,725,199	4,381,637
Mineral Resources Ltd.	497,700	4,243,635
Mount Gibson Iron Ltd.*(a)	2,634,500	585,002
Myer Holdings Ltd.(a)	1,907,200	1,711,361
National Australia Bank Ltd.	269,136	5,785,351
Primary Health Care Ltd.	891,240	2,714,175
Qantas Airways Ltd.	1,938,002	4,654,728
Seven Group Holdings Ltd.	354,500	2,344,932

		91,688,645

Austria — 0.6%
OMV AG	223,900	6,446,569
voestalpine AG	144,800	5,005,903

		11,452,472

Belgium — 1.9%
AGFA-Gevaert NV*(g)	708,900	2,234,376
Anheuser-Busch InBev SA/NV	195,317	25,685,849
Bekaert SA	30,200	1,382,446
bpost SA	11,100	301,004
KBC Group NV*	132,214	7,718,146

		37,321,821

Brazil — 0.4%
BB Seguridade Participacoes SA	954,900	8,808,634

Canada — 2.0%
Canadian National Railway Co.	139,330	9,107,771
MacDonald, Dettwiler & Associates Ltd.	100,852	6,149,747
National Bank of Canada	341,700	12,116,227
Suncor Energy, Inc.	460,960	12,796,344

		40,170,089

China
Shougang Fushan Resources Group Ltd.	1,810,000	410,730

Denmark — 1.1%
AP Moeller-Maersk A/S (Class B Stock)	2,700	3,971,419
Carlsberg A/S (Class B Stock)	95,767	9,152,826
Danske Bank A/S	261,200	7,641,647
Dfds A/S	34,379	1,742,013

		22,507,905

Finland — 1.4%
Sampo OYJ (Class A Stock)	363,582	16,153,114
Tieto OYJ	104,000	3,282,963
UPM-Kymmene OYJ	401,400	8,475,435

		27,911,512

	Shares	Value
COMMON STOCKS (Continued)
France — 9.9%
Air Liquide SA(a)	103,313	$11,078,985
Air Liquide SA (I-2016 Shares)*(a)	13,144	1,409,524
Arkema SA	38,800	3,592,212
Atos SE	70,900	7,633,038
AXA SA	323,600	6,880,477
BNP Paribas SA	105,500	5,426,271
Capgemini SA	170,983	16,763,851
Carrefour SA	324,700	8,418,979
Cie Generale des Etablissements Michelin	76,400	8,460,205
CNP Assurances	312,500	5,250,313
Credit Agricole SA	466,400	4,600,549
Electricite de France SA(a)	674,800	8,213,852
Engie SA	222,500	3,449,816
Orange SA	392,800	6,154,246
Renault SA	73,200	6,022,137
Sanofi	284,500	21,665,054
SCOR SE	178,700	5,557,240
Societe Generale SA	136,000	4,704,844
Thales SA	42,070	3,873,864
TOTAL SA(a)	430,845	20,491,345
Valeo SA	328,026	19,146,572
Vinci SA	203,811	15,607,595

		194,400,969

Germany — 6.9%
Allianz SE	61,200	9,094,992
Aurubis AG	46,100	2,585,019
BASF SE	125,600	10,754,593
Bayer AG	120,900	12,142,083
Bayerische Motoren Werke AG	81,100	6,828,270
Daimler AG	195,900	13,816,441
Deutsche Bank AG*	318,300	4,148,503
Deutsche Lufthansa AG	362,100	4,036,840
E.ON SE	337,900	2,401,634
GEA Group AG	151,504	8,423,211
METRO AG	243,500	7,248,004
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	47,300	8,834,077
Rheinmetall AG	103,400	7,207,315
SAP SE	183,540	16,785,257
Siemens AG	61,300	7,188,094
STADA Arzneimittel AG	72,800	4,050,543
Uniper SE*	33,790	413,934
Volkswagen AG	61,900	8,963,339

		134,922,149

Hong Kong — 2.7%
Cheung Kong Property Holdings Ltd.	288,000	2,118,486
China Resources Cement Holdings Ltd.	5,332,000	2,146,139
Dah Sing Financial Holdings Ltd.	484,312	3,191,149
Huabao International Holdings Ltd.*	6,305,000	2,435,939
Kingboard Chemical Holdings Ltd.	1,618,800	4,926,259
Lee & Man Paper Manufacturing Ltd.	5,815,500	5,312,530
PCCW Ltd.	5,205,000	3,205,838
Skyworth Digital Holdings Ltd.	7,664,000	5,564,262
Tongda Group Holdings Ltd.	19,670,000	4,824,585
WH Group Ltd.	7,425,500	6,001,608
Wheelock & Co. Ltd.	551,000	3,272,812
Yue Yuen Industrial Holdings Ltd.	2,331,500	9,635,729

		52,635,336

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 1.5%
C&C Group PLC(g)	1,057,000	$4,381,830
James Hardie Industries PLC, CDI	524,728	8,215,348
Ryanair Holdings PLC, ADR	136,287	10,225,614
Smurfit Kappa Group PLC	266,000	5,945,830

		28,768,622

Israel — 1.8%
Bank Hapoalim BM	837,200	4,753,756
Elbit Systems Ltd., (NASDAQ GS)	400	38,328
Elbit Systems Ltd., (TASE)	45,500	4,350,845
Teva Pharmaceutical Industries Ltd	169,300	7,858,044
Teva Pharmaceutical Industries Ltd., ADR	377,302	17,359,665

		34,360,638

Italy — 1.3%
Astaldi SpA(a)	214,334	808,566
Azimut Holding SpA	345,660	5,086,052
Danieli & C Officine Meccaniche SpA(g)	128,200	2,475,748
Enel SpA	2,315,500	10,319,594
Mediaset SpA	1,403,278	4,405,657
Mediobanca SpA	310,000	2,017,606

		25,113,223

Japan — 22.1%
ABC-Mart, Inc.	134,900	9,186,550
Anritsu Corp.	449,600	2,571,524
Aoyama Trading Co. Ltd.	56,000	1,936,805
Aozora Bank Ltd.	983,000	3,388,169
Asahi Kasei Corp.	584,000	4,653,991
Astellas Pharma, Inc.	355,300	5,549,452
Calsonic Kansei Corp.	809,000	7,494,119
Central Glass Co. Ltd.	402,000	1,583,181
Concordia Financial Group Ltd.	915,000	3,992,376
Daiwa House Industry Co. Ltd.	781,800	21,456,252
Don Quijote Holdings Co. Ltd.	463,000	16,985,292
Dowa Holdings Co. Ltd.	557,000	3,904,966
Enplas Corp.(g)	99,900	3,040,905
Fuji Electric Co. Ltd.	1,261,000	5,795,321
Fuji Oil Holdings, Inc.	274,600	5,628,532
Fujikura Ltd.(a)	1,150,000	6,280,830
Fuyo General Lease Co. Ltd.	82,800	4,117,599
Heiwa Corp.	295,600	6,580,226
Isuzu Motors Ltd.	1,405,700	16,546,596
Japan Airlines Co. Ltd.	205,800	6,049,589
Japan Tobacco, Inc.	301,100	12,325,597
Kaneka Corp.	422,000	3,341,157
KDDI Corp.(a)	841,300	26,065,168
Keihin Corp.	279,200	4,427,130
Keiyo Bank Ltd. (The)(g)	811,000	3,444,710
KYORIN Holdings, Inc.	172,200	3,906,508
Kyowa Exeo Corp.	455,100	6,488,785
Makita Corp.	164,000	11,684,970
Marubeni Corp.	1,007,200	5,174,085
Matsumotokiyoshi Holdings Co. Ltd.	82,700	4,273,141
Mitsubishi Gas Chemical Co., Inc.	487,500	6,979,569
Mitsubishi UFJ Financial Group, Inc.(a)	1,645,700	8,337,259
Mizuho Financial Group, Inc.	4,359,500	7,347,669
NEC Corp.	1,348,000	3,476,810
Nichi-iko Pharmaceutical Co. Ltd.	119,500	2,290,777
Nippon Telegraph & Telephone Corp.	314,100	14,365,674
Nishi-Nippon City Bank Ltd. (The)	1,487,000	3,188,381

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nissan Motor Co. Ltd.	1,242,100	$12,183,604
Nisshinbo Holdings, Inc.	327,400	3,247,951
NTT DOCOMO, Inc.	222,700	5,657,251
Paramount Bed Holdings Co. Ltd.	4,800	181,463
Resona Holdings, Inc.	1,895,200	7,970,455
Sankyu, Inc.	857,000	4,921,538
Sawai Pharmaceutical Co. Ltd.	47,300	3,370,901
Seino Holdings Co. Ltd.	376,000	3,954,271
Seven & i Holdings Co. Ltd.	318,300	15,047,727
Shimachu Co. Ltd.	219,300	5,463,373
Shinko Electric Industries Co. Ltd.	290,200	1,642,386
Ship Healthcare Holdings, Inc.	168,200	5,169,295
Shizuoka Gas Co. Ltd.(g)	383,800	3,033,232
SKY Perfect JSAT Holdings, Inc.	1,083,400	5,326,103
Sony Corp.	453,200	15,014,785
Sumitomo Corp.	362,200	4,054,700
Sumitomo Heavy Industries Ltd.	732,000	3,616,797
Sumitomo Mitsui Financial Group, Inc.(a)	543,700	18,365,975
Sumitomo Osaka Cement Co. Ltd.	939,100	4,359,490
Toagosei Co. Ltd.(g)	665,500	7,233,227
Toho Holdings Co. Ltd.	183,700	3,898,021
Tokai Rika Co. Ltd.	15,800	309,369
Towa Pharmaceutical Co. Ltd.(a)	50,900	2,069,660
Toyo Tire & Rubber Co. Ltd.	197,300	2,775,002
Toyoda Gosei Co. Ltd.	230,700	5,363,772
Toyota Motor Corp.	67,574	3,919,728
Tsubakimoto Chain Co.	536,000	4,153,655
Tsumura & Co.(a)	125,700	3,578,422
Ube Industries Ltd.	2,148,000	4,108,022
United Arrows Ltd.	167,800	4,088,624
Yokohama Rubber Co. Ltd. (The)	347,850	5,568,132

		433,506,596

Liechtenstein
VP Bank AG	1,934	204,620

Luxembourg — 0.3%
RTL Group SA	67,665	5,621,299

Netherlands — 4.4%
Aegon NV	740,800	2,825,739
Akzo Nobel NV	77,500	5,242,121
ING Groep NV	401,600	4,958,025
Koninklijke Ahold Delhaize NV	719,600	16,389,668
Koninklijke KPN NV	2,074,253	6,881,872
NN Group NV	152,200	4,672,629
Royal Dutch Shell PLC (Class A Stock)	755,203	18,787,770
Royal Dutch Shell PLC (Class B Stock)	327,000	8,477,656
TKH Group NV	68,100	2,658,649
Wolters Kluwer NV	371,130	15,866,338

		86,760,467

New Zealand — 0.6%
Air New Zealand Ltd.(g)	3,321,700	4,505,800
Fletcher Building Ltd.	555,800	4,352,729
SKY Network Television Ltd.	827,900	2,969,899

		11,828,428

Norway — 1.7%
DNB ASA	371,700	4,886,647
Fred Olsen Energy ASA*	52,133	72,783
Marine Harvest ASA*	241,900	4,339,222
Salmar ASA	104,800	3,203,970

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Statoil ASA	211,500	$3,550,725
Telenor ASA	670,732	11,533,839
Yara International ASA	146,000	4,865,160

		32,452,346

Philippines — 0.2%
Alliance Global Group, Inc.	11,362,900	3,735,966

Portugal — 0.2%
EDP - Energias de Portugal SA	928,000	3,114,391

Singapore — 0.6%
DBS Group Holdings Ltd.	568,500	6,450,686
Hong Leong Asia Ltd.(g)	1,721,000	897,630
Wilmar International Ltd.	1,681,900	3,993,145

		11,341,461

South Africa — 0.4%
Mondi PLC	337,300	7,086,633

Spain — 2.0%
Banco Santander SA	569,400	2,526,068
Distribuidora Internacional de Alimentacion SA	873,700	5,410,377
Gas Natural SDG SA(a)	326,300	6,708,132
Iberdrola SA	1,196,800	8,137,569
Red Electrica Corp. SA	374,945	8,090,057
Repsol SA	481,300	6,538,128
Tecnicas Reunidas SA(a)	51,200	1,997,579

		39,407,910

Sweden — 2.8%
Assa Abloy AB (Class B Stock)	778,068	15,800,739
Boliden AB	263,200	6,186,426
Nordea Bank AB	619,500	6,151,930
Securitas AB (Class B Stock)	239,100	4,004,210
Swedbank AB (Class A Stock)	656,934	15,435,722
Telefonaktiebolaget LM Ericsson (Class B Stock)	1,007,200	7,272,270

		54,851,297

Switzerland — 7.3%
Aryzta AG*	105,906	4,710,884
Baloise Holding AG	75,000	9,081,145
Bucher Industries AG	16,700	4,181,809
Cembra Money Bank AG*	55,700	4,369,470
Credit Suisse Group AG*	440,800	5,793,273
Georg Fischer AG	7,642	6,699,693
Helvetia Holding AG	12,000	6,053,291
Novartis AG	388,392	30,652,024
Roche Holding AG	44,700	11,107,888
Swiss Life Holding AG*	45,100	11,695,451
Swiss Re AG	148,000	13,367,129
UBS Group AG	436,700	5,965,522
Wolseley PLC	274,025	15,411,774
Zurich Insurance Group AG*	57,900	14,932,067

		144,021,420

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	584,537	17,880,987

Thailand — 0.3%
Kasikornbank PCL	1,041,900	5,654,741

	Shares	Value
COMMON STOCKS (Continued)
Turkey — 0.3%
Turkiye Garanti Bankasi A/S	2,141,542	$5,674,694

United Kingdom — 13.9%
3i Group PLC	751,500	6,336,172
Amec Foster Wheeler PLC	233,800	1,734,312
Ashtead Group PLC	134,000	2,202,188
AstraZeneca PLC	52,900	3,425,355
Aviva PLC	740,400	4,224,756
BAE Systems PLC	2,133,500	14,493,362
Barclays PLC	1,614,300	3,499,818
Barratt Developments PLC	489,800	3,135,698
Beazley PLC	557,700	2,793,486
Bellway PLC	233,370	7,156,471
Berkeley Group Holdings PLC	120,700	4,033,015
Bovis Homes Group PLC	248,000	2,811,840
BP PLC	2,380,200	13,873,485
British American Tobacco PLC	370,075	23,601,798
BT Group PLC	569,400	2,864,818
Carillion PLC(a)	942,300	3,027,657
Centrica PLC	2,374,200	7,019,907
Debenhams PLC	3,256,300	2,352,165
Direct Line Insurance Group PLC	1,169,876	5,526,154
easyJet PLC	178,200	2,323,540
GlaxoSmithKline PLC	508,600	10,832,380
Go-Ahead Group PLC	148,200	3,904,314
Howden Joinery Group PLC	1,102,674	6,177,723
HSBC Holdings PLC	1,580,800	11,882,442
Imperial Brands PLC	63,500	3,268,367
Informa PLC	766,782	7,074,210
Intermediate Capital Group PLC	447,200	3,414,650
International Consolidated Airlines Group SA	433,300	2,238,597
J Sainsbury PLC	4,938,758	15,730,167
Kingfisher PLC	1,073,983	5,240,002
Lloyds Banking Group PLC	5,140,000	3,631,471
Man Group PLC	2,029,100	2,955,858
Marston’s PLC	1,392,600	2,642,265
Meggitt PLC	899,100	5,247,754
Old Mutual PLC	1,644,600	4,310,853
Premier Foods PLC*	200,276	136,646
Provident Financial PLC	257,513	10,111,268
Prudential PLC	1,215,032	21,538,340
RELX PLC	778,770	14,768,114
Restaurant Group PLC (The)	114,400	569,922
Royal Mail PLC	484,100	3,071,900
Smiths Group PLC	64,190	1,218,473
Tullett Prebon PLC	486,800	2,103,064
Unilever PLC	239,780	11,346,351
Vesuvius PLC(g)	517,100	2,348,091

		272,199,219

United States — 2.4%
Aon PLC	135,165	15,204,711
Boart Longyear Ltd.*(g)	2,407,100	249,044
Shire PLC	349,169	22,578,256
Signet Jewelers Ltd.	109,284	8,144,936

		46,176,947

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $1,933,379,257)		$1,891,992,167

SHORT-TERM INVESTMENTS — 4.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $19,758,957)(w)	19,758,957	19,758,957
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $64,631,288)(b)(w)	64,631,288	64,631,288

TOTAL SHORT-TERM INVESTMENTS (cost $84,390,245)		84,390,245

TOTAL INVESTMENTS — 100.9% (cost $2,017,769,502)		1,976,382,412
Liabilities in excess of other assets — (0.9)%		(17,352,387)

NET ASSETS — 100.0%		$1,959,030,025

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,972 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,222,490; cash collateral of $64,608,351 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$91,679,673	$8,972
Austria	—	11,452,472	—
Belgium	—	37,321,821	—
Brazil	8,808,634	—	—
Canada	40,170,089	—	—
China	—	410,730	—
Denmark	—	22,507,905	—
Finland	—	27,911,512	—
France	—	194,400,969	—
Germany	413,934	134,508,215	—
Hong Kong	—	52,635,336	—
Ireland	10,225,614	18,543,008	—
Israel	17,397,993	16,962,645	—
Italy	—	25,113,223	—
Japan	—	433,506,596	—
Liechtenstein	—	204,620	—
Luxembourg	—	5,621,299	—
Netherlands	4,958,025	81,802,442	—
New Zealand	—	11,828,428	—
Norway	—	32,452,346	—
Philippines	—	3,735,966	—
Portugal	—	3,114,391	—
Singapore	—	11,341,461	—
South Africa	—	7,086,633	—
Spain	—	39,407,910	—
Sweden	—	54,851,297	—
Switzerland	—	144,021,420	—
Taiwan	17,880,987	—	—
Thailand	—	5,654,741	—
Turkey	—	5,674,694	—
United Kingdom	—	272,199,219	—
United States	23,349,647	22,827,300	—
Affiliated Mutual Funds	84,390,245	—	—

Total	$207,595,168	$1,768,778,272	$8,972

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Banks	10.0%
Insurance	9.0
Pharmaceuticals	7.1
Oil, Gas & Consumable Fuels	5.3
Affiliated Mutual Funds (3.3% represents investments purchased with collateral from securities on loan)	4.3
Food & Staples Retailing	3.9
Automobiles	3.5
Chemicals	3.4
Auto Components	2.7
Machinery	2.3
Diversified Telecommunication Services	2.3
Beverages	2.0
Tobacco	2.0
Electric Utilities	1.9
Household Durables	1.9
Metals & Mining	1.9
Capital Markets	1.8
Trading Companies & Distributors	1.8
Real Estate Management & Development	1.8
Aerospace & Defense	1.7
Specialty Retail	1.7
Airlines	1.7
Wireless Telecommunication Services	1.6
Professional Services	1.6
Food Products	1.4
IT Services	1.4
Construction & Engineering	1.4
Media	1.3

Industrial Conglomerates	1.2%
Biotechnology	1.2
Construction Materials	1.1
Road & Rail	1.1
Multiline Retail	1.1
Paper & Forest Products	1.1
Semiconductors & Semiconductor Equipment	1.0
Building Products	0.9
Software	0.9
Electronic Equipment, Instruments & Components	0.8
Electrical Equipment	0.8
Commercial Services & Supplies	0.7
Consumer Finance	0.7
Multi-Utilities	0.7
Health Care Providers & Services	0.6
Personal Products	0.6
Gas Utilities	0.5
Textiles, Apparel & Luxury Goods	0.5
Diversified Financial Services	0.5
Communications Equipment	0.4
Leisure Products	0.3
Containers & Packaging	0.3
Marine	0.3
Energy Equipment & Services	0.2
Technology Hardware, Storage & Peripherals	0.2
Air Freight & Logistics	0.2
Hotels, Restaurants & Leisure	0.2
Health Care Technology	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.4%

ASSET-BACKED SECURITIES — 10.2%

Collateralized Loan Obligations — 3.7%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1B, 144A	2.140%	(c)	07/15/26	15,680	$15,594,303
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.876%	(c)	04/20/25	6,750	6,711,489
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.380%	(c)	01/15/28	9,000	8,976,462
Atlas Sr. Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.220%	(c)	10/15/26	1,000	1,004,821
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.316%	(c)	01/20/28	7,750	7,773,405
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.228%	(c)	05/05/27	1,000	998,578
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.340%	(c)	04/20/28	4,750	4,758,113
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	2.291%	(c)	11/22/23	765	767,897
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.196%	(c)	07/20/27	600	600,671
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.125%	(c)	07/25/26	22,250	22,257,852
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.288%	(c)	05/07/26	9,250	9,283,376
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.267%	(c)	05/15/26	9,169	9,164,439
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.454%	(c)	08/17/22	250	249,630
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.396%	(c)	10/20/23	1,000	1,001,857
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.322%	(c)	01/22/27	2,250	2,250,394
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196%	(c)	04/20/27	10,000	10,013,446
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1, 144A	2.173%	(c)	10/14/26	10,000	10,021,380
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.159%	(c)	04/18/27	14,000	14,004,245
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 144A	2.788%	(c)	11/07/25	7,750	7,632,152

					133,064,510

Non-Residential Mortgage-Backed Securities — 5.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,155	1,154,708
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	5,000	5,049,869
Chase Issuance Trust, Series 2007-C1, Class C1	0.984%	(c)	04/15/19	9,500	9,497,387
Countrywide Alternative Loan Trust, Series 2005-26CB, Class A7	0.825%	(c)	07/25/35	15,123	10,690,660
Countrywide Alternative Loan Trust, Series 2005-38, Class A3	1.225%	(c)	09/25/35	4,480	3,850,369
Countrywide Alternative Loan Trust, Series 2005-69, Class A1	1.507%	(c)	12/25/35	3,154	2,752,701
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	3,189	3,198,097
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(x)	2.675%	(c)	09/25/28	10,954	11,109,864

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(x)	2.725%	(c)	10/25/28	9,648	$9,781,931
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2(x)	2.375%	(c)	10/25/27	2,240	2,278,633
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(x)	3.825%	(c)	10/25/27	5,587	5,809,962
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(x)	1.875%	(c)	04/25/28	2,078	2,082,365
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(x)	1.975%	(c)	07/25/28	16,304	16,388,271
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(x)	2.775%	(c)	11/25/28	7,000	7,177,421
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2(x)	1.874%	(c)	03/25/29	2,250	2,252,773
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.525%	(c)	10/25/37	13,021	12,159,519
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	5,100	5,152,864
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	16,900	16,984,951
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	2.959%	(c)	02/25/35	5,241	4,976,291
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1	1.025%	(c)	09/25/37	12,380	11,360,436
Structured Asset Securities Corp. Trust, Series 2005-16, Class 4A1	4.887%	(c)	09/25/35	22,672	19,440,075
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB3	0.975%	(c)	06/25/35	27,025	20,397,657
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.015%	(c)	07/25/36	1,981	1,893,148

					185,439,952

Residential Mortgage-Backed Securities — 1.4%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2	1.125%	(c)	07/25/34	12,188	11,113,562
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.165%	(c)	05/25/34	1,582	1,504,859
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.485%	(c)	09/25/34	1,385	1,378,966
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.725%	(c)	10/25/33	2,603	2,563,625
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	1.245%	(c)	09/25/34	694	687,775
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.679%	(c)	08/26/36	4,214	3,877,361
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	1.425%	(c)	12/25/34	2,424	2,280,380
CWABS, Inc., Asset-Backed Certificates, Series 2004-6, Class 2A5	1.305%	(c)	11/25/34	1,909	1,859,642
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A^	2.523%	(c)	05/01/20	3,945	3,871,115
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A1, 144A^	2.523%	(c)	11/01/20	2,219	2,179,890
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A^	2.536%	(c)	09/01/21	6,000	5,911,875

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.523%	(c)	12/01/21	2,253	$2,251,964
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.225%	(c)	09/25/34	759	695,422
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.245%	(c)	12/25/34	2,360	2,188,622
Morgan Stanley ABS Capital I, Inc., Series 2002-HE3, Class A2	1.605%	(c)	03/25/33	114	105,397
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.425%	(c)	05/25/34	4,458	4,276,913
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.425%	(c)	05/25/34	1,268	1,179,181
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1	1.650%	(c)	09/25/32	2,983	2,814,462
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A1	1.105%	(c)	06/25/33	927	857,371

					51,598,382

TOTAL ASSET-BACKED SECURITIES (cost $362,865,053)					370,102,844

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.7%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	5.889%	(c)	07/10/44	15	14,818
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM	5.647%	(c)	04/10/49	10,200	10,374,913
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	7,595	7,809,118
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM	5.568%	(c)	10/12/41	11,012	11,009,489
CD Commercial Mortgage Trust, Series 2007-CD4, Class A1A	5.289%	(c)	12/11/49	20,762	20,898,842
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	3,000	3,017,800
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	11,100	11,417,074
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	5,485	5,944,859
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	10,151,807
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,095,778
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	2,200	2,316,888
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	5.526%	(c)	04/15/47	16,700	16,893,525
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, , Sr. Unsec’d. Notes	6.296%	(c)	12/10/49	14,244	14,738,834
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	26,670	26,777,067
Commercial Mortgage Trust, Series 2007-GG9, Class AMFX, (original cost $1,885,762; purchased 01/19/16 - 01/22/16)(f)(g)	5.475%		03/10/39	1,845	1,858,862
Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.350%		05/15/45	557	558,655

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2012-LC4, Class A2	2.256%		12/10/44	20	$19,615
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	5,302,997
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	8,331,105
Commercial Mortgage Trust, Series 2015-CR24, Class A5	3.696%		08/10/55	10,000	10,896,711
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,960,076
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	2,600	2,833,398
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/53	5,000	5,476,097
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	15,000	16,493,508
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	1,868	1,870,758
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A1A	5.361%		02/15/40	7,306	7,336,950
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	5,000	5,391,444
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,967,091
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940%	(c)	11/25/25	9,800	10,474,611
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	8,000	8,432,726
FHLMC Multifamily Structured Pass-Through Certificates, Series K042, Class A2	2.670%		12/25/24	4,000	4,204,688
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	3,264,312
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	1,150,921
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	5,335,784
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	8,400	9,031,031
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(c)	12/10/49	50,976	51,433,510
GS Mortgage Securities Trust, Series 2006-GG8, Class AM	5.591%		11/10/39	3,117	3,115,869
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	257	257,253
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	20,000	22,089,202
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,176,416
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2	2.977%		11/15/45	16,556	16,992,900
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A1	1.247%		01/15/47	2,885	2,883,133
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	5,650	5,820,225
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,343,803
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,405,544
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	5,918	6,230,127

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	$6,746,287
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.116%	(c)	04/15/45	647	646,485
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A	5.881%	(c)	02/12/49	8,739	8,885,159
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	9,854	9,969,173
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	34,560	35,796,197
LB Commercial Mortgage Trust, Series 2007-C3, Class AMB	5.189%		07/15/44	20,000	20,383,458
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387%		02/15/40	18,957	19,142,622
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493%	(c)	02/15/40	19,330	19,639,699
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	17,500	17,848,343
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	2,275	2,274,343
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%		08/12/48	3,010	3,024,799
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	5.485%	(c)	03/12/51	1,900	1,919,080
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%		08/15/46	13,115	13,420,968
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	4,000	4,181,747
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	5,000	5,465,319
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	912	933,709
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	2,916	2,904,611
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	1,260	1,258,038
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	5.603%	(c)	10/15/48	15,380	15,364,191
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A1A	5.297%		11/15/48	4,159	4,163,838
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM	5.339%		11/15/48	22,537	22,606,087
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.888%	(c)	06/15/49	3,328	3,382,272
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A1A	6.158%	(c)	02/15/51	8,806	9,039,271
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	9,808	10,091,900
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%		09/15/58	7,000	7,505,755
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	7,000	7,490,319

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $642,651,598)					643,483,804

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 50.6%

Agriculture — 1.3%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	10,600	11,835,780
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%		06/15/22	3,165	3,398,188
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%		08/22/22	2,525	2,593,448
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	2,000	2,172,714
Reynolds American, Inc., Gtd. Notes	4.450%		06/12/25	23,300	25,996,416
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	865	1,013,207

					47,009,753

Airlines — 0.1%
Continental Airlines, Inc., Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,429	1,611,050
Continental Airlines, Inc., Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	180	193,216
Delta Air Lines, Inc., Pass-Through Certificates, Series 2010-1, Class A	6.200%		07/02/18	384	408,403

					2,212,669

Auto Manufacturers — 1.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.300%		05/19/25	3,295	3,476,021
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	25,530	26,934,916
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.375%		08/06/23	2,500	2,687,575
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	3,385	4,072,771
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19	925	942,878
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	1,020	1,034,593
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	10,000	10,386,240
General Motors Financial Co., Inc., Gtd. Notes(a)	4.300%		07/13/25	17,246	17,767,916

					67,302,910

Auto Parts & Equipment — 0.1%
Lear Corp., Gtd. Notes.	5.250%		01/15/25	3,767	4,077,778

Banks — 8.7%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,000	6,255,000
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/29/49	2,160	2,346,300
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	7,430	7,691,298
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	13,420	14,553,936
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	11,175	11,568,382
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	8,250	8,736,288
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	865	871,378
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	15,293	15,822,734
Capital One Financial Corp., Sr. Unsec’d. Notes	3.500%		06/15/23	4,230	4,409,767
Capital One NA, Sr. Unsec’d. Notes	2.950%		07/23/21	880	904,266
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	8,500	8,654,445
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	6,960	7,345,772
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	8,400	8,893,844
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	8,045	8,418,875
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	3,200	3,443,882
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	9,600	10,258,061
Discover Bank, Sub. Notes	7.000%		04/15/20	1,665	1,898,803
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/29/49	8,000	8,039,784
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	6,150	6,360,232

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	4,000	$4,200,272
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	2,750	2,919,788
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	12,750	13,690,835
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	9,000	9,471,555
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	4,535	5,014,418
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/29/49	7,000	7,096,250
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	1,000	1,027,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	6,250	6,646,875
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	20,695	22,315,791
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	10,865	11,657,493
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.500%		05/14/25	10,000	10,564,020
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,000	1,117,246
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	07/29/49	8,000	8,026,720
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	3,200	3,398,694
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	21,600	23,227,754
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%		04/29/24	4,000	4,277,956
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	7,300	7,793,495
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23	1,165	1,231,709
PNC Bank NA, Sub. Notes	3.800%		07/25/23	1,295	1,402,051
PNC Bank NA, Sub. Notes	4.200%		11/01/25	3,250	3,643,218
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	3,835	3,929,563
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	2,090	2,140,852
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	9,005	9,437,141
Wells Fargo & Co., Jr. Sub. Notes(a)	5.875%	(c)	12/29/49	7,500	8,137,500
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	8,150	8,783,565

					317,625,308

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	20,360	21,490,163
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	14,000	15,036,000
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	4,720	5,272,665

					41,798,828

Biotechnology — 2.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%		08/19/26	1,280	1,255,379
Amgen, Inc., Sr. Unsec’d. Notes	3.125%		05/01/25	5,058	5,235,318
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	6,500	6,964,900
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	6,470	7,031,266
Biogen, Inc., Sr. Unsec’d. Notes	3.625%		09/15/22	10,625	11,380,384
Biogen, Inc., Sr. Unsec’d. Notes	4.050%		09/15/25	3,740	4,071,921
Celgene Corp., Sr. Unsec’d. Notes	3.250%		08/15/22	15,315	16,074,073
Celgene Corp., Sr. Unsec’d. Notes	3.550%		08/15/22	10,350	10,996,689
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%		03/01/26	10,900	11,731,910
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	5,500	5,920,888

					80,662,728

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials — 0.3%
CRH America, Inc. (Ireland), Gtd. Notes	8.125%	07/15/18	1,000	$1,106,213
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	2,700	2,898,534
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	681,846
USG Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	5,000	5,362,500

				10,049,093

Chemicals — 2.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	814,938
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	7,672	7,904,293
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	6,278,838
Ashland LLC, Gtd. Notes	4.750%	08/15/22	3,025	3,146,000
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	4,605,268
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	2,077,852
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	18,185	19,206,888
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,806	1,958,865
Lubrizol Corp., Gtd. Notes	8.875%	02/01/19	1,750	2,045,517
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	25,521	27,663,590
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	5,000	5,963,585
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/23	3,295	3,504,018
WR Grace & Co-Conn, Gtd. Notes, 144A	5.125%	10/01/21	4,000	4,250,000
WR Grace & Co-Conn, Gtd. Notes, 144A	5.625%	10/01/24	5,000	5,437,500

				94,857,152

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $259,615; purchased 07/18/13)(f)(g)	2.800%	11/01/18	260	265,903
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,440,379; purchased 11/02/15)(f)(g)	3.800%	11/01/25	2,445	2,623,715

				2,889,618

Computers — 1.8%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	02/23/23	33,280	35,034,222
Apple, Inc., Sr. Unsec’d. Notes	3.450%	05/06/24	5,000	5,411,125
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	3,580	3,681,923
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	3,045	3,182,390
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	14,735	14,853,027
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	2,765	2,817,212

				64,979,899

Diversified Financial Services — 1.4%
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	4,800	4,930,958
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22	3,468	3,818,115
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	3.373%	11/15/25	8,432	9,123,567
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,429,094
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17	3,820	3,858,200
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	12,750	13,473,588
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	12,000	12,675,972

				50,309,494

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric — 2.8%
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%	01/15/23	3,366	$3,555,338
Dominion Resources, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,974,678
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	5,000	5,100,000
Duke Energy Progress LLC, First Mortgage Bonds	3.250%	08/15/25	15,165	16,266,191
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	900	905,648
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	804,250
Florida Power & Light Co., First Mortgage Bonds	3.125%	12/01/25	14,148	15,132,913
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,242,156
Kentucky Utilities Co., First Mortgage Bonds	3.300%	10/01/25	2,150	2,312,654
Louisville Gas & Electric Co., First Mortgage Bonds	3.300%	10/01/25	3,065	3,281,545
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,690,060
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	545	569,525
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,861,655
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	14,380	15,586,640
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	2,270	2,443,898
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	5,241
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	7,500	7,935,398

				101,667,790

Entertainment — 0.1%
AMC Entertainment, Inc., Gtd. Notes	5.875%	02/15/22	2,475	2,561,625
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	2,290	2,467,475

				5,029,100

Food — 0.7%
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,947,500; purchased 01/11/16)(f)(g)	7.250%	06/01/21	3,000	3,101,250
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22	655	685,993
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	20,980	22,699,080

				26,486,323

Forest Products & Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	2,500	2,656,420
International Paper Co., Sr. Unsec’d. Notes	4.750%	02/15/22	4,061	4,523,093

				7,179,513

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	3,182,933
Southern California Gas Co., First Mortgage Bonds	3.200%	06/15/25	3,300	3,517,510

				6,700,443

Healthcare-Products — 1.3%
Medtronic, Inc., Gtd. Notes	3.150%	03/15/22	7,280	7,740,700
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	18,340	19,749,722
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25	10,198	10,869,212
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,729,852

				46,089,486

Healthcare-Services — 3.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,617,603

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	17,315	$18,146,120
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	9,975	10,502,129
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	5,155,235
HCA, Inc., Gtd. Notes	5.375%	02/01/25	5,000	5,162,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	9,375	9,960,938
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	392,275
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	18,256,373
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	137,632
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	24,145	25,279,912
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	6,000	6,345,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.875%	12/15/21	3,300	3,477,500
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,768	10,726,827
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	2,860	3,199,854

				124,359,898

Housewares — 0.4%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	14,748,176

Insurance — 1.6%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	17,315	18,160,768
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	5,000	5,387,595
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	875	1,026,204
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	11,865	12,464,266
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,511,043
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	367,181
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,781,050
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,664,220
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,572,247
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,756,890
Swiss Re Treasury U.S. Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,208,595
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	756,918
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	568,315

				57,225,292

Lodging — 0.1%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	1,000	1,095,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,383,360

				2,478,360

Machinery-Diversified — 0.2%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	9,012,973

Media — 2.3%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	704,019
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	4,260,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	6,840	7,380,784

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%		07/23/25	20,125	$22,198,982
Comcast Corp., Gtd. Notes	2.750%		03/01/23	11,160	11,563,892
Comcast Corp., Gtd. Notes	3.375%		02/15/25	5,750	6,154,294
Comcast Corp., Gtd. Notes	3.375%		08/15/25	6,000	6,447,816
DISH DBS Corp., Gtd. Notes	4.625%		07/15/17	4,800	4,884,000
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%		02/14/19	2,525	2,911,979
Time Warner, Inc., Gtd. Notes	3.600%		07/15/25	12,300	13,083,559
Time Warner, Inc., Gtd. Notes	4.000%		01/15/22	1,720	1,878,102
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	265	296,767
Viacom, Inc., Sr. Unsec’d. Notes	3.125%		06/15/22	2,000	2,040,078
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		12/15/21	1,100	1,167,908

					84,972,180

Mining — 0.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	3.850%		09/30/23	2,490	2,725,942
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	(c)	10/19/75	3,660	3,961,950
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.800%		11/15/16	400	401,400
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	2,040	2,194,736

					9,284,028

Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,675,000; purchased 08/26/15)(f)(g)	5.000%		03/15/22	2,675	2,688,375
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	1,300	1,371,500
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%		01/09/23	3,589	3,812,842
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.450%		05/15/24	3,436	3,728,101
Tyco International Finance SA, Gtd. Notes	3.900%		02/14/26	880	959,275

					12,560,093

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	3,570	3,572,678

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	6.750%		02/01/17	1,925	1,955,325

Oil & Gas — 2.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	1,000	986,402
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%		03/17/25	12,000	12,719,712
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%		08/15/22	895	851,041
ConocoPhillips Co., Gtd. Notes(a)	4.950%		03/15/26	10,000	11,271,670
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	725	705,305
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%		12/15/25	4,630	5,210,505
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%		04/01/25	6,155	6,240,708
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%		01/15/26	17,418	19,024,149
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,930	2,036,702
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24	2,000	2,404,268

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,615	$4,349,019
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	2,925	2,882,365
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	2,500	2,602,235
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	4.150%	12/15/21	5,805	6,172,503
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	694,539
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	2,128,272

				80,279,395

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,400	1,450,197
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	2,175,950

				3,626,147

Packaging & Containers
WestRock-RKT Co., Gtd. Notes	4.900%	03/01/22	775	870,844

Pharmaceuticals — 2.5%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	11/06/22	1,030	1,072,323
AbbVie, Inc., Sr. Unsec’d. Notes(a)	3.600%	05/14/25	27,796	29,054,130
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	6,320	6,634,976
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	26,000	27,517,204
Baxalta, Inc., Gtd. Notes	3.600%	06/23/22	4,130	4,338,928
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	4,150	4,494,334
Express Scripts Holding Co., Gtd. Notes(a)	3.300%	02/25/21	3,955	4,156,531
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	13,471,057

				90,739,483

Pipelines — 1.8%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.750%	01/15/26	7,200	7,438,687
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	7,160	7,420,216
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	14,428,701
Kinder Morgan Energy Partners LP, Gtd. Notes(a)	5.000%	10/01/21	4,200	4,582,750
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	2,029,170
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,748,402
ONEOK Partners LP, Gtd. Notes(a)	5.000%	09/15/23	2,525	2,739,064
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	5.000%	02/01/21	2,185	2,370,782
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/18	415	442,344
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	640	737,773
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	5,058,105
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,764,387
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,607,445
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	6,882,747

				64,250,573

Real Estate Investment Trusts (REITs) — 0.4%
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,800,625
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	2,000	2,011,874
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	547,257

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	$6,717,338

				16,077,094

Retail — 1.7%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	4,000	4,233,292
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	19,328	21,040,809
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25	18,810	20,277,707
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	8,938	9,615,920
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.300%	04/22/24	7,000	7,625,100

				62,792,828

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,573,235

Semiconductors — 0.4%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,400,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	9,075	9,732,938

				15,132,938

Software — 1.9%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	2,880	2,851,713
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22	9,240	10,185,585
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	5.000%	10/15/25	1,167	1,330,805
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	7,000	7,245,000
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	15,000	15,956,280
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	7,675	7,736,554
Oracle Corp., Sr. Unsec’d. Notes	2.650%	07/15/26	5,855	5,856,066
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	10,600	10,949,079
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,376,972

				68,488,054

Telecommunications — 3.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	31,425	32,286,296
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	6,228	6,611,066
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	14,245	14,575,213
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	7,000	7,463,750
CommScope, Inc., Sr. Sec’d. Notes, 144A	4.375%	06/15/20	4,065	4,186,950
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	4,250	4,409,375
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.150%	03/15/24	12,000	13,245,684
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	23,209	27,036,791

				109,815,125

Transportation — 0.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	04/01/25	14,965	15,702,834
CSX Corp., Sr. Unsec’d. Notes	7.900%	05/01/17	1,923	1,997,145
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	6,000	6,684,942

				24,384,921

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)(g)	2.875%	07/17/18	675	$688,064
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,857,521; purchased 07/16/15)(f)(g)	3.200%	07/15/20	1,865	1,929,902

				2,617,966

TOTAL CORPORATE BONDS (cost $1,727,751,164)				1,838,745,491

MUNICIPAL BONDS — 1.3%

Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839%	01/01/41	6,500	8,358,025

California — 0.4%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	2,930	4,460,134
State of California, BABs, GO	7.625%	03/01/40	5,800	9,231,048

				13,691,182

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	5.844%	11/01/50	2,895	4,228,668

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs	5.192%	08/01/40	1,400	1,714,482

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	5.767%	08/01/36	2,000	2,635,840

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	1,300	1,656,876
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs	4.879%	12/01/34	2,000	2,392,300

				4,049,176

Oregon
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs	5.834%	11/15/34	500	684,820

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	4,000	5,281,400

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,750	2,069,270

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.491%	11/01/39	2,330	3,154,890

TOTAL MUNICIPAL BONDS (cost $40,469,017)				45,867,753

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES — 1.1%
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A.	4.950%		07/19/22	1,630	$1,702,535
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A.	6.510%		03/07/22	870	965,874
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21	2,200	2,184,444
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN, RegS	2.500%		09/12/18	25,000	25,475,200
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	3,000	3,029,562
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	2,000	2,115,000
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	3.500%		07/23/20	1,610	1,621,270
State Grid Overseas Investment 2013 Ltd. (China), Sr. Unsec’d. Notes, RegS	3.125%		05/22/23	2,000	2,093,750

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $38,977,567)					39,187,635

SOVEREIGN BONDS — 0.9%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	3,000	3,249,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22	2,500	2,634,598
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	4,400	4,840,708
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	3,000	3,205,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40	5,000	6,087,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	6,000	6,562,500
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%		10/23/34	2,000	2,906,962
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22	3,000	3,421,386

TOTAL SOVEREIGN BONDS (cost $30,705,498)					32,908,154

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal National Mortgage Assoc.(hh)(k)	6.250%		05/15/29	20,000	28,876,400
Hashemite Kingdom of Jordan, USAID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	2,585	2,796,187
Tennessee Valley Authority Generic Strip	2.711%	(s)	03/15/31	2,055	1,362,459

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $31,498,700)					33,035,046

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds	2.250%		08/15/46	9,130	8,964,519
U.S. Treasury Bonds	2.500%		02/15/46	8,005	8,273,920
U.S. Treasury Bonds	2.500%		05/15/46	3,630	3,757,050
U.S. Treasury Bonds	3.000%		11/15/45	1,655	1,888,381
U.S. Treasury Inflation Indexed Bonds, TIPS(hh)(k)	0.125%		04/15/21	19,171	19,571,211
U.S. Treasury Notes(a)	1.125%		08/31/21	57,240	57,181,844
U.S. Treasury Notes	1.125%		09/30/21	97,605	97,475,381
U.S. Treasury Notes	1.375%		04/30/21	38,215	38,615,073
U.S. Treasury Notes	1.500%		08/15/26	120,330	119,159,550

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	2.860%	(s)	05/15/24	40,000	$35,544,480

TOTAL U.S. TREASURY OBLIGATIONS (cost $386,568,466)					390,431,409

TOTAL LONG-TERM INVESTMENTS (cost $3,261,487,063)					3,393,762,136

				Shares
SHORT-TERM INVESTMENTS — 9.0%

AFFILIATED MUTUAL FUNDS — 9.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $221,672,477)(w)				221,672,477	221,672,477
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $104,842,007)(b)(w)				104,842,007	104,842,007

TOTAL AFFILIATED MUTUAL FUNDS (cost $326,514,484)					326,514,484

	Counterparty	Notional Amount (000)#

OPTION PURCHASED*

Call Option
CDX.NA.IG.26,
expiring 11/16/16, Strike Price $70.00 (cost $337,500)	BNP Paribas	300,000	533,215

TOTAL SHORT-TERM INVESTMENTS (cost $326,851,984)			327,047,699

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 102.4% (cost $3,588,339,047)			3,720,809,835

OPTION WRITTEN*

Put Option
CDX.NA.IG.26,
expiring 11/16/16, Strike Price $90.00 (premiums received $472,500)	BNP Paribas	300,000	(119,822)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 102.4% (cost $3,587,866,547)			3,720,690,013
Liabilities in excess of other assets(z) — (2.4)%			(88,392,284)

NET ASSETS — 100.0%			$3,632,297,729

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,962,880 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $102,649,222; cash collateral of $104,782,108 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(f)	Indicates a restricted security; the aggregate original cost of such securities is $12,739,312. The aggregate value of $13,156,071 is approximately 0.4% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
2,164	5 Year U.S. Treasury Notes	Dec. 2016	$262,537,735	$262,959,812	$422,077
15,531	10 Year U.S. Treasury Notes	Dec. 2016	2,032,941,280	2,036,502,375	3,561,095
1,417	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	263,281,219	260,550,875	(2,730,344)

					1,252,828

Short Positions:
1,111	2 Year U.S. Treasury Notes	Dec. 2016	242,283,218	242,718,781	(435,563)
3,724	20 Year U.S. Treasury Bonds	Dec. 2016	632,264,060	626,213,875	6,050,185

					5,614,622

					$6,867,450

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $20,566,365 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
363,565	09/09/17	0.539%	1 Day USOIS(1)	$627	$23,855	$23,228
405,000	10/17/21	1.478%	3 Month LIBOR(1)	347,337	(5,998,761)	(6,346,098)
179,135	11/30/22	1.850%	3 Month LIBOR(1)	1,050	(6,386,275)	(6,387,325)
62,373	08/02/23	— (4)	— (4)	2,955	80,280	77,325
41,170	08/02/23	— (2)	— (2)	(10,886)	45,856	56,742
10,960	08/03/23	— (3)	— (3)	(4,803)	13,211	18,014
21,935	08/19/23	0.898%	1 Day USOIS(1)	268	10,069	9,801

				$336,548	$(12,211,765)	$(12,548,313)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.

(3)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

(4)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.

A U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $17,855,253 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swaps contracts at September 30, 2016.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC total return swap agreements:
Deutsche Bank AG	12/08/16	18,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(547,782)	$—	$(547,782)
Deutsche Bank AG	12/08/16	18,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(653,938)	—	(653,938)
Deutsche Bank AG	12/08/16	9,300	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(114,646)	—	(114,646)
Deutsche Bank AG	12/08/16	9,300	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(224,941)	—	(224,941)

				$(1,541,307)	$—	$(1,541,307)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$133,064,510	$—
Non-Residential Mortgage-Backed Securities	—	185,439,952	—
Residential Mortgage-Backed Securities	—	39,635,502	11,962,880
Commercial Mortgage-Backed Securities	—	643,483,804	—
Corporate Bonds	—	1,838,745,491	—
Municipal Bonds	—	45,867,753	—
Non-Corporate Foreign Agencies	—	39,187,635	—
Sovereign Bonds	—	32,908,154	—
U.S. Government Agency Obligations	—	33,035,046	—
U.S. Treasury Obligations	—	390,431,409	—
Afiliated Mutual Funds	326,514,484	—	—
Option Purchased	—	533,215	—
Option Written	—	(119,822)	—
Other Financial Instruments*
Futures Contracts	6,867,450	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(12,548,313)	—
OTC Total Return Swap Agreements	—	(1,541,307)	—

Total	$333,381,934	$3,368,123,029	$11,962,880

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Derivative Fair Value at 09/30/16
Credit contracts	$413,393
Interest rate contracts	(7,222,170)

Total	$(6,808,777)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.4%
COMMON STOCKS — 51.6%
Australia — 0.4%
AGL Energy Ltd.	5,313	$77,784
Alumina Ltd.	26,531	29,870
Amcor Ltd.	11,700	136,274
AMP Ltd.	18,394	74,779
APA Group	11,014	72,159
Aristocrat Leisure Ltd.	2,332	28,373
ASX Ltd.	730	27,045
Atlassian Corp. PLC (Class A Stock)*	9,018	270,269
Aurizon Holdings Ltd.	27,555	99,629
Australia & New Zealand Banking Group Ltd.	26,391	562,170
Bendigo & Adelaide Bank Ltd.	3,523	29,219
BHP Billiton Ltd.	171,505	2,970,898
BHP Billiton PLC, 144A	16,858	253,519
Boral Ltd.	10,373	53,960
Brambles Ltd.	10,628	97,964
Caltex Australia Ltd.	2,190	57,901
Challenger Ltd.	3,825	29,953
Coca-Cola Amatil Ltd.	7,895	62,253
Cochlear Ltd.	826	89,533
Commonwealth Bank of Australia	13,277	740,369
Computershare Ltd.	8,037	63,746
CSL Ltd.	3,633	298,744
Dexus Property Group, REIT	14,884	104,613
DUET Group	13,466	25,926
Fortescue Metals Group Ltd.	8,092	30,973
Goodman Group, REIT	19,006	106,523
GPT Group (The), REIT	6,372	24,813
Incitec Pivot Ltd.	12,262	26,650
Insurance Australia Group Ltd.	11,895	50,096
LendLease Group	5,350	57,975
Macquarie Group Ltd.	2,901	183,472
Medibank Private Ltd.	23,399	44,575
Mirvac Group, REIT	49,106	84,659
National Australia Bank Ltd.	20,298	436,326
Newcrest Mining Ltd.	6,051	102,142
Oil Search Ltd.	138,441	762,468
Orica Ltd.	5,138	60,190
Origin Energy Ltd.	12,284	51,805
Qantas Airways Ltd.	11,816	28,380
QBE Insurance Group Ltd.	12,847	91,927
Ramsay Health Care Ltd.	1,374	83,606
REA Group Ltd.	1,133	49,280
Santos Ltd.	15,651	44,112
Scentre Group, REIT	33,474	120,848
Sonic Healthcare Ltd.	1,565	26,502
South32 Ltd.	176,998	329,787
Stockland, REIT	21,410	78,413
Suncorp Group Ltd.	13,246	123,577
Sydney Airport	14,293	76,612
Tabcorp Holdings Ltd.	14,868	56,935
Tatts Group Ltd.	8,855	24,888
Telstra Corp. Ltd.	31,138	124,151
TPG Telecom Ltd.	5,696	37,798
Transurban Group	20,063	175,337
Treasury Wine Estates Ltd.	3,619	30,713
Vicinity Centres, REIT	51,418	125,397
Wesfarmers Ltd.	8,396	284,634
Westfield Corp., REIT	13,180	98,621

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Westpac Banking Corp.	25,389	$577,656
Woodside Petroleum Ltd.	6,577	145,831
Woolworths Ltd.	10,666	190,962

		11,205,584

Austria
Erste Group Bank AG*	43,067	1,275,294

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	48,459	6,372,771
Bekaert SA	14,395	658,951
KBC Group NV*	32,948	1,923,378

		8,955,100

Brazil — 0.4%
Ambev SA, ADR	371,320	2,261,339
Banco do Brasil SA	114,026	805,017
CCR SA	158,810	835,032
Cia Brasileira de Distribuicao, ADR(a)	29,130	477,441
Cielo SA	141,300	1,419,887
EDP - Energias do Brasil SA	116,120	512,733
Kroton Educacional SA	191,680	878,198
Lojas Renner SA	108,800	821,984
Marfrig Global Foods SA*	137,320	219,989
MRV Engenharia e Participacoes SA	155,447	570,233
Qualicorp SA	42,340	249,185
Ultrapar Participacoes SA	75,930	1,680,796
Vale SA, ADR(a)	140,690	773,795
WEG SA	216,780	1,188,502

		12,694,131

Canada — 0.6%
Agnico Eagle Mines Ltd.	1,952	105,564
Agrium, Inc.	1,158	104,904
Alimentation Couche-Tard, Inc. (Class B Stock)	4,158	201,506
ARC Resources Ltd.	3,162	57,193
Bank of Montreal	5,870	384,652
Bank of Nova Scotia (The)(a)	10,648	564,236
Barrick Gold Corp.	9,985	176,799
BCE, Inc.	1,125	51,956
Brookfield Asset Management, Inc. (Class A Stock), (XYSE)	8,571	301,368
Canadian Imperial Bank of Commerce	3,904	302,720
Canadian National Railway Co.	7,137	466,534
Canadian Natural Resources Ltd., (XTSE)	9,879	315,809
Canadian Pacific Railway Ltd., (XLON)	12,122	1,851,029
Canadian Pacific Railway Ltd., (XTSE)	1,460	222,781
Canadian Tire Corp. Ltd. (Class A Stock)	763	76,408
Cenovus Energy, Inc.	8,051	115,553
CGI Group, Inc. (Class A Stock)*	2,235	106,456
Constellation Software, Inc.	202	91,060
Crescent Point Energy Corp.	5,591	73,726
Dollarama, Inc.	1,092	85,257
Enbridge, Inc.	7,588	333,491
Encana Corp.	6,982	72,963
Fairfax Financial Holdings Ltd.	202	118,359
Fortis, Inc.	2,461	79,141
Franco-Nevada Corp.	1,776	124,081
Gildan Activewear, Inc.(XNYS)	15,529	434,036
Gildan Activewear, Inc.(XTSE)	1,825	50,968
Goldcorp, Inc.	7,070	116,670

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Great-West Lifeco, Inc.	3,148	$77,479
Imperial Oil Ltd.	2,625	82,114
Intact Financial Corp.	1,121	81,036
Inter Pipeline Ltd.	2,624	55,402
Kinross Gold Corp.*	10,657	44,920
Loblaw Cos. Ltd.	1,918	98,681
Magna International, Inc.(XTSE)	4,066	174,547
Magna International, Inc.(XNYS)	2,015	86,544
Manulife Financial Corp.	17,592	248,201
Metro, Inc.	2,234	73,340
National Bank of Canada	3,128	110,915
Novadaq Technologies, Inc.*(a)	97,545	1,128,596
Open Text Corp.	1,276	82,651
Pembina Pipeline Corp.	3,760	114,581
Potash Corp. of Saskatchewan, Inc.	7,803	126,982
Power Corp. of Canada	3,725	78,904
Power Financial Corp.	2,334	54,083
Restaurant Brands International, Inc.	1,828	81,511
Rogers Communications, Inc. (Class B Stock)	3,653	154,980
Royal Bank of Canada	12,860	796,527
Saputo, Inc.	2,670	92,782
Shaw Communications, Inc. (Class B Stock)	4,004	81,945
Silver Wheaton Corp.	3,967	107,161
SNC-Lavalin Group, Inc.	1,278	50,197
Sun Life Financial, Inc.	5,702	185,539
Suncor Energy, Inc.	14,227	394,944
Teck Resources Ltd. (Class B Stock)	5,579	100,570
Toronto-Dominion Bank (The)	16,047	712,357
TransCanada Corp.	6,518	309,567
Waste Connections, Inc.	76,648	5,725,606

		18,497,882

Chile
Banco Santander Chile, ADR(a)	36,550	756,219
Cencosud SA	91,740	275,572

		1,031,791

China — 1.5%
AAC Technologies Holdings, Inc.	69,500	702,230
Alibaba Group Holding Ltd., ADR*(a)	33,757	3,571,153
Anhui Conch Cement Co. Ltd. (Class H Stock)	317,500	877,529
Baidu, Inc., ADR*	22,223	4,046,142
Bank of China Ltd. (Class H Stock)	3,611,000	1,667,574
China CITIC Bank Corp. Ltd. (Class H Stock)	1,225,000	819,376
China Construction Bank Corp. (Class H Stock)	3,235,000	2,429,609
China Everbright Bank Co. Ltd. (Class H Stock)	556,000	260,400
China Lesso Group Holdings Ltd.	240,000	163,929
China Merchants Bank Co. Ltd. (Class H Stock)	507,000	1,289,319
China Mobile Ltd.	139,500	1,713,669
China Overseas Land & Investment Ltd.	706,000	2,427,225
China Power International Development Ltd.	563,000	218,134
China Resources Land Ltd.	208,000	586,436
China Vanke Co. Ltd. (Class H Stock)	302,900	791,887
Chlitina Holding Ltd.	48,000	241,735
CNOOC Ltd.	2,748,000	3,466,639

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
CSPC Pharmaceutical Group Ltd.	282,000	$283,124
Geely Automobile Holdings Ltd.	1,830,000	1,647,824
Great Wall Motor Co. Ltd. (Class H Stock)	482,000	473,977
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	496,000	641,480
Huadian Power International Corp. Ltd. (Class H Stock)	560,000	252,765
Huaneng Power International, Inc. (Class H Stock)	406,000	256,074
Jiangnan Group Ltd.	764,000	130,575
NetEase, Inc., ADR	6,090	1,466,350
New Oriental Education & Technology Group, Inc., ADR*	6,020	279,087
PICC Property & Casualty Co. Ltd. (Class H Stock)	526,000	881,876
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	392,000	2,054,938
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	114,800	311,778
Shenzhen Expressway Co. Ltd. (Class H Stock)	312,000	329,354
Shenzhen International Holdings Ltd.	193,750	323,369
Shenzhou International Group Holdings Ltd.	45,000	314,903
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	368,000	186,880
Sinopharm Group Co. Ltd. (Class H Stock)	183,200	887,297
Sunny Optical Technology Group Co. Ltd.	47,000	233,526
Tencent Holdings Ltd.	278,000	7,728,966
TravelSky Technology Ltd. (Class H Stock)	174,000	415,304
Tsingtao Brewery Co. Ltd. (Class H Stock)	236,000	923,830
Xinyi Solar Holdings Ltd.*	588,000	221,731
Zhejiang Expressway Co. Ltd. (Class H Stock)	378,000	400,453

		45,918,447

Denmark — 0.4%
AP Moeller - Maersk A/S (Class B Stock)	229	336,835
Carlsberg A/S (Class B Stock)	14,632	1,398,437
Chr Hansen Holding A/S	3,871	230,575
Danske Bank A/S	8,955	261,987
Dfds A/S	24,600	1,246,503
H. Lundbeck A/S*	31,582	1,037,255
NKT Holding A/S	19,118	1,233,900
Novo Nordisk A/S (Class B Stock)	82,941	3,456,874
Pandora A/S	2,920	353,669
TDC A/S*	46,601	274,451
Vestas Wind Systems A/S	20,950	1,730,545

		11,561,031

Finland — 0.1%
Cargotec Oyj (Class B Stock)	4,781	219,417
Konecranes OYJ	34,692	1,229,815
Nokia OYJ	27,635	160,183
UPM-Kymmene OYJ	59,847	1,263,651

		2,873,066

France — 1.6%
Accor SA	56,390	2,237,527
Air Liquide SA	6,075	651,465
Air Liquide SA (I-2016 Shares)*	759	81,393
Airbus Group SE	9,431	572,004

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Arkema SA	14,903	$1,379,761
AXA SA	202,234	4,299,958
BNP Paribas SA	61,660	3,171,411
Bouygues SA	6,321	209,626
Capgemini SA	12,493	1,224,863
Cie de Saint-Gobain	3,881	167,932
Cie Generale des Etablissements Michelin	5,008	554,564
Danone SA	1,107	82,198
Engie SA	3,230	50,080
Essilor International SA	16,917	2,182,228
Imerys SA	20,490	1,479,943
Kering	7,940	1,602,165
L’Oreal SA	826	156,123
LVMH Moet Hennessy Louis Vuitton SE	14,451	2,464,067
Natixis SA	68,617	320,160
Pernod Ricard SA	18,150	2,149,592
Publicis Groupe SA	4,385	331,805
Renault SA	14,103	1,160,249
Sanofi	48,446	3,689,227
Schneider Electric SE	57,091	3,971,491
Societe Generale SA	22,255	769,899
Sodexo SA	13,324	1,587,161
Sopra Steria Group	5,318	624,077
Technip SA	39,491	2,427,691
Thales SA	24,866	2,289,696
TOTAL SA	84,280	4,008,427
Unibail-Rodamco SE, REIT	200	53,927
Valeo SA	26,198	1,529,153
Vinci SA	20,110	1,539,999
Vivendi SA	6,823	137,706

		49,157,568

Germany — 1.4%
adidas AG	13,835	2,406,258
Allianz SE	33,253	4,941,761
BASF SE	19,369	1,658,485
Bayer AG	36,541	3,669,842
Bayerische Motoren Werke AG	1,548	130,335
Brenntag AG	7,365	402,491
Continental AG	20,314	4,280,207
Covestro AG	29,349	1,736,827
Daimler AG	5,874	414,282
Deutsche Post AG	14,680	459,611
Deutsche Telekom AG	23,993	403,097
Deutsche Wohnen AG	45,619	1,659,997
E.ON SE	38,080	270,655
Evonik Industries AG	47,223	1,598,712
Fresenius Medical Care AG & Co. KGaA	8,910	779,504
Fresenius SE & Co. KGaA	6,490	518,434
HeidelbergCement AG	12,284	1,161,727
HOCHTIEF AG	6,296	888,528
Infineon Technologies AG	28,307	504,760
Linde AG.	1,140	193,711
Merck KGaA	2,964	319,713
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	979	182,845
RWE AG*	77,665	1,341,244
SAP SE	52,775	4,826,424
Schaeffler AG (PRFC)	38,202	604,980
Scout24 AG*	1,861	62,684
Siemens AG	40,984	4,805,821

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Software AG	28,468	$1,206,526
Suedzucker AG	50,407	1,401,859
Telefonica Deutschland Holding AG	50,651	204,222
Uniper SE*	3,808	46,649

		43,082,191

Hong Kong — 0.7%
AIA Group Ltd.	714,600	4,805,502
ASM Pacific Technology Ltd.	3,600	29,798
Bank of East Asia Ltd. (The)	6,400	26,121
BOC Hong Kong Holdings Ltd.	32,000	108,877
Cathay Pacific Airways Ltd.	17,000	23,765
Cheung Kong Infrastructure Holdings Ltd.	6,000	51,750
Cheung Kong Property Holdings Ltd.	325,000	2,390,653
CK Hutchison Holdings Ltd.	268,500	3,432,033
CLP Holdings Ltd.	17,500	181,249
Galaxy Entertainment Group Ltd. (Class L Stock)	16,000	60,844
Hang Lung Properties Ltd.	455,000	1,032,095
Hang Seng Bank Ltd.	7,500	134,635
Henderson Land Development Co. Ltd.	13,000	77,568
HKT Trust & HKT Ltd.	17,000	23,906
Hong Kong & China Gas Co. Ltd.	71,000	134,815
Hong Kong Exchanges & Clearing Ltd.	8,500	224,955
Hutchison Port Holdings Trust, UTS	109,900	48,905
Jardine Matheson Holdings Ltd.	38,800	2,351,668
Kerry Properties Ltd.	10,000	32,853
Lee & Man Paper Manufacturing Ltd.	443,000	404,686
Li & Fung Ltd.	52,000	26,794
Link REIT, REIT	14,500	107,040
MTR Corp. Ltd.	9,500	52,497
New World Development Co. Ltd.	23,000	30,160
Nine Dragons Paper Holdings Ltd.	240,000	226,305
NWS Holdings Ltd.	16,000	26,813
Power Assets Holdings Ltd.	11,000	107,642
Sands China Ltd.	828,000	3,629,230
Sino Land Co. Ltd.	44,000	78,422
Skyworth Digital Holdings Ltd.	460,000	333,972
Sun Art Retail Group Ltd.	630,000	435,751
Sun Hung Kai Properties Ltd.	14,000	212,839
Swire Pacific Ltd. (Class A Stock)	9,000	97,472
Techtronic Industries Co. Ltd.	6,000	23,504
WH Group Ltd.	866,500	700,343
Wharf Holdings Ltd. (The)	16,000	117,385
Wheelock & Co. Ltd.	15,000	89,096
Xinyi Glass Holdings Ltd.*	348,000	316,390
Yue Yuen Industrial Holdings Ltd.	6,500	26,863

		22,215,196

Hungary
MOL Hungarian Oil & Gas PLC	7,260	449,776
OTP Bank PLC	22,140	581,656

		1,031,432

India — 0.7%
Dr. Reddy’s Laboratories Ltd., ADR(a)	27,890	1,294,654
HDFC Bank Ltd., ADR	158,962	11,427,778
ICICI Bank Ltd., ADR	32,880	245,614
Infosys Ltd., ADR	230,950	3,644,391
Mahindra & Mahindra Ltd., GDR	109,960	2,321,574
Reliance Industries Ltd., GDR,144A	29,976	983,498

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Wipro Ltd., ADR(a)	67,370	$654,163

		20,571,672

Indonesia — 0.2%
Astra International Tbk PT	5,070,300	3,217,229
Bank Central Asia Tbk PT	785,300	947,204
Bank Rakyat Indonesia Persero Tbk PT	1,499,000	1,406,569
Gudang Garam Tbk PT	48,100	228,880
Unilever Indonesia Tbk PT	202,600	692,651

		6,492,533

Ireland
James Hardie Industries PLC	6,435	100,749
XL Group Ltd.	20,540	690,760

		791,509

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	49,268	2,266,821

Italy — 0.2%
Atlantia SpA	14,414	366,083
Enel SpA	589,364	2,626,645
Eni SpA	1,728	24,901
Intesa Sanpaolo SpA	507,730	1,127,220
Snam SpA	37,022	205,283
Telecom Italia SpA*	259,697	215,784

		4,565,916

Japan — 2.5%
AEON Financial Service Co. Ltd.	1,200	21,005
Aeon Mall Co. Ltd.	6,000	94,769
Air Water, Inc.	8,000	151,069
Ajinomoto Co., Inc.	4,800	107,023
Alfresa Holdings Corp.	2,500	52,936
Amada Holdings Co. Ltd	11,500	119,627
ANA Holdings, Inc.	5,000	13,584
Asahi Group Holdings Ltd.	800	29,142
Asahi Kasei Corp.	4,000	31,877
Astellas Pharma, Inc.	192,200	3,001,983
Bandai Namco Holdings, Inc.	5,200	159,162
Bridgestone Corp.	8,400	309,488
Canon, Inc.	10,300	299,033
Casio Computer Co. Ltd.	1,800	25,202
Central Japan Railway Co.	1,800	308,169
Chiba Bank Ltd. (The)	15,000	85,188
Chubu Electric Power Co., Inc.	5,500	80,028
Chugai Pharmaceutical Co. Ltd.	2,100	75,903
Concordia Financial Group Ltd.	26,700	116,499
Dai Nippon Printing Co. Ltd.	2,000	19,619
Daicel Corp.	7,200	90,987
Dai-ichi Life Holdings, Inc.	11,100	152,287
Daiichi Sankyo Co. Ltd.	3,600	86,502
Daikin Industries Ltd.	25,900	2,416,881
Daito Trust Construction Co. Ltd.	1,000	159,940
Daiwa House Industry Co. Ltd.	8,000	219,557
DeNA Co. Ltd.	2,500	90,902
Denso Corp.	2,100	83,800
Dentsu, Inc.	2,300	117,065
DIC Corp.	3,000	92,869
East Japan Railway Co.	3,300	297,871
Eisai Co. Ltd.	2,000	125,087
Electric Power Development Co. Ltd.	3,000	72,103

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
FANUC Corp.	14,400	$2,432,383
Fast Retailing Co. Ltd.	500	161,012
Fuji Electric Co. Ltd.	19,000	87,320
Fuji Heavy Industries Ltd.	4,100	153,830
FUJIFILM Holdings Corp.	6,000	222,257
Fujitsu Ltd.	14,000	75,343
Hankyu Hanshin Holdings, Inc.	4,000	137,916
Hisamitsu Pharmaceutical Co., Inc.	2,400	129,720
Hitachi Ltd.	50,000	234,329
Hokuriku Electric Power Co.	2,200	26,809
Honda Motor Co. Ltd.	111,500	3,217,924
Hoya Corp.	3,800	152,866
Hulic Co. Ltd.	10,100	103,195
Inpex Corp.	254,500	2,314,034
Isuzu Motors Ltd.	1,000	11,771
ITOCHU Corp.	20,300	255,568
Itochu Techno-Solutions Corp.	2,700	69,477
J Front Retailing Co. Ltd.	3,000	39,282
Japan Airlines Co. Ltd.	3,700	108,763
Japan Exchange Group, Inc.	4,000	62,544
Japan Prime Realty Investment Corp., REIT	6	27,089
Japan Real Estate Investment Corp., REIT	14	83,719
Japan Retail Fund Investment Corp., REIT	18	44,395
Japan Tobacco, Inc.	121,700	4,981,817
JFE Holdings, Inc.	6,100	89,173
JSR Corp.	5,100	80,159
JTEKT Corp.	2,100	31,542
JX Holdings, Inc.	41,200	166,760
Kajima Corp.	20,000	139,958
Kansai Electric Power Co., Inc. (The)*	11,600	105,530
Kao Corp.	3,400	192,229
Kawasaki Heavy Industries Ltd.	30,000	92,947
KDDI Corp.	96,300	2,983,568
Keikyu Corp.	3,000	31,303
Keio Corp.	10,000	87,448
Kewpie Corp.	3,100	95,977
Keyence Corp.	4,200	3,077,296
Kirin Holdings Co. Ltd.	12,600	209,408
Komatsu Ltd.	92,300	2,117,289
Kubota Corp.	201,100	3,043,752
Kurita Water Industries Ltd.	1,200	28,514
Kyocera Corp.	600	28,832
Kyowa Hakko Kirin Co. Ltd.	7,700	121,624
Kyushu Electric Power Co., Inc.	5,800	54,440
Lawson, Inc.	400	31,599
M3, Inc.	3,800	130,076
Mabuchi Motor Co. Ltd.	2,300	127,629
Makita Corp.	45,100	3,213,367
Marubeni Corp.	15,300	78,598
Mazda Motor Corp.	7,200	110,461
MEIJI Holdings Co. Ltd.	500	49,645
Mitsubishi Chemical Holdings Corp.	2,200	13,793
Mitsubishi Corp.	17,100	389,813
Mitsubishi Electric Corp.	18,000	230,701
Mitsubishi Estate Co. Ltd.	5,000	93,833
Mitsubishi Heavy Industries Ltd.	24,000	100,395
Mitsubishi Materials Corp.	1,000	27,352
Mitsubishi Tanabe Pharma Corp.	7,200	154,213
Mitsubishi UFJ Financial Group, Inc.	127,700	646,939
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,200	111,052
Mitsui & Co. Ltd.	6,900	95,626

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsui Chemicals, Inc.	19,000	$90,378
Mitsui Fudosan Co. Ltd.	93,000	1,978,521
Mitsui OSK Lines Ltd.	13,000	30,230
Mizuho Financial Group, Inc.	141,100	237,815
MS&AD Insurance Group Holdings, Inc.	1,500	41,807
Murata Manufacturing Co. Ltd.	1,000	130,533
NGK Insulators Ltd.	4,900	101,825
NGK Spark Plug Co. Ltd.	5,000	88,352
NH Foods Ltd.	5,000	120,787
Nidec Corp.	28,100	2,597,372
Nintendo Co. Ltd.	1,000	267,753
Nippon Building Fund, Inc., REIT	13	82,366
Nippon Express Co. Ltd.	6,000	28,050
Nippon Prologis REIT, Inc., REIT	11	27,822
Nippon Steel & Sumitomo Metal Corp.	5,100	104,654
Nippon Telegraph & Telephone Corp.	8,100	370,462
Nissan Motor Co. Ltd.	23,400	229,528
Nisshin Seifun Group, Inc.	7,500	114,319
Nitori Holdings Co. Ltd.	1,200	143,847
Nitto Denko Corp.	13,400	870,274
Nomura Holdings, Inc.	30,400	136,239
Nomura Real Estate Master Fund, Inc., REIT	27	45,032
NSK Ltd.	8,300	85,098
NTT DOCOMO, Inc.	13,900	353,102
Obic Co. Ltd.	1,300	69,223
Olympus Corp.	3,500	122,225
Omron Corp.	2,700	97,186
Ono Pharmaceutical Co. Ltd.	1,500	41,881
Oriental Land Co. Ltd.	3,200	194,873
ORIX Corp.	17,400	256,696
Otsuka Corp.	1,100	52,246
Otsuka Holdings Co. Ltd.	5,300	241,588
Panasonic Corp.	25,900	259,040
Rakuten, Inc.	7,500	97,900
Recruit Holdings Co. Ltd.	700	28,555
Resona Holdings, Inc.	23,900	100,514
Rinnai Corp.	700	65,166
Ryohin Keikaku Co. Ltd.	500	100,979
Santen Pharmaceutical Co. Ltd.	2,200	32,486
Sekisui Chemical Co. Ltd.	4,700	67,596
Sekisui House Ltd.	3,300	56,221
Seven & i Holdings Co. Ltd.	6,200	293,107
Shimadzu Corp.	2,000	30,523
Shimamura Co. Ltd.	800	97,393
Shimano, Inc.	500	74,262
Shin-Etsu Chemical Co. Ltd.	40,700	2,839,755
Shionogi & Co. Ltd.	2,500	128,084
Shiseido Co. Ltd.	1,900	50,323
Shizuoka Bank Ltd. (The)	12,000	96,144
SMC Corp.	12,100	3,493,666
SoftBank Group Corp.	8,800	570,316
Sompo Holdings, Inc.	1,200	35,565
Sony Corp.	12,200	404,193
Stanley Electric Co. Ltd.	1,200	32,445
Sumitomo Electric Industries Ltd.	13,800	195,087
Sumitomo Metal Mining Co. Ltd.	12,000	165,741
Sumitomo Mitsui Financial Group, Inc.	131,400	4,438,641
Sumitomo Mitsui Trust Holdings, Inc.	4,900	160,091
Sumitomo Realty & Development Co. Ltd.	3,000	77,762
Sundrug Co. Ltd.	1,300	109,121

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Suntory Beverage & Food Ltd.	1,200	$51,886
Suruga Bank Ltd.	1,300	31,161
Suzuken Co. Ltd.	3,200	105,666
Suzuki Motor Corp.	6,700	224,417
Sysmex Corp.	800	59,355
Takeda Pharmaceutical Co. Ltd.	3,800	182,133
Terumo Corp.	1,600	61,545
Tohoku Electric Power Co., Inc.	2,200	28,690
Tokio Marine Holdings, Inc.	8,600	329,810
Tokyo Electric Power Co. Holdings, Inc.*	10,700	46,351
Tokyo Electron Ltd.	32,400	2,863,641
Tokyo Gas Co. Ltd.	25,000	111,225
Tokyo Tatemono Co. Ltd.	3,300	39,696
Tokyu Corp.	3,000	22,885
Tokyu Fudosan Holdings Corp.	17,600	95,711
Toppan Printing Co. Ltd.	15,000	135,404
Toray Industries, Inc.	3,000	29,218
Toshiba Corp.*	10,000	33,334
Toyota Industries Corp.	2,500	116,042
Toyota Motor Corp.	78,200	4,536,104
Toyota Tsusho Corp.	1,200	27,888
Trend Micro, Inc.	2,200	76,747
Unicharm Corp.	3,300	85,627
United Urban Investment Corp., REIT	20	36,379
West Japan Railway Co.	2,100	130,272
Yamada Denki Co. Ltd.	23,100	114,578
Yamaha Motor Co. Ltd.	8,200	165,667
Yamato Holdings Co. Ltd.	5,500	128,203

		75,945,756

Luxembourg — 0.1%
APERAM SA	28,175	1,270,278
ArcelorMittal*	202,310	1,233,766

		2,504,044

Macau
Wynn Macau Ltd.	797,200	1,330,695

Malaysia
AirAsia Bhd	739,600	499,791
Public Bank Bhd	163,200	782,538

		1,282,329

Mexico — 0.1%
Arca Continental SAB de CV	63,140	375,784
Fomento Economico Mexicano SAB de CV, ADR	6,160	566,966
Gruma SAB de CV (Class B Stock)	14,830	194,559
Grupo Financiero Banorte SAB de CV (Class O Stock)	158,170	830,342
Grupo Mexico SAB de CV (Class B Stock)	205,015	501,389
Wal-Mart de Mexico SAB de CV	621,020	1,359,600

		3,828,640

Netherlands — 1.1%
Akzo Nobel NV	45,023	3,045,368
AMG Advanced Metallurgical Group NV	70,778	1,480,299
ASML Holding NV	27,956	3,063,740
ASR Nederland NV*	5,488	111,511
BE Semiconductor Industries NV	38,089	1,299,432
Heineken Holding NV	3,232	258,935
Heineken NV	1,447	127,194

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
ING Groep NV	432,830	$5,343,580
Koninklijke Ahold Delhaize NV	20,761	472,854
Koninklijke DSM NV	15,976	1,078,952
Koninklijke KPN NV	82,424	273,463
Koninklijke Philips NV	11,995	354,929
Koninklijke Vopak NV	20,276	1,063,421
NN Group NV	36,798	1,129,720
NXP Semiconductors NV*	74,421	7,591,687
Royal Dutch Shell PLC (Class A Stock), (XLON)	196,856	4,897,339
Royal Dutch Shell PLC (Class B Stock), (XLON)	30,159	781,889
Steinhoff International Holdings NV	213,043	1,220,078
Wolters Kluwer NV	24,407	1,043,434

		34,637,825

New Zealand
Auckland International Airport Ltd.	10,478	56,160
Contact Energy Ltd.	7,044	25,854
Fletcher Building Ltd.	11,883	93,061
Ryman Healthcare Ltd.	3,920	27,517
Spark New Zealand Ltd.	19,398	51,034

		253,626

Norway — 0.1%
Norsk Hydro ASA	376,219	1,626,683

Peru
Credicorp Ltd.	8,190	1,246,682

Poland — 0.1%
Eurocash SA	19,390	215,656
KGHM Polska Miedz SA	34,950	680,989
Polski Koncern Naftowy ORLEN SA*	52,035	884,969

		1,781,614

Portugal
Galp Energia SGPS SA (Class B Stock)	15,856	216,624

Russia — 0.4%
Alrosa PJSC	222,320	306,694
Lukoil PJSC, ADR	66,850	3,256,749
Magnit PJSC, GDR, RegS	40,010	1,319,378
Magnitogorsk Iron & Steel OJSC	677,030	307,955
Mobile TeleSystems PJSC, ADR	115,350	880,121
Moscow Exchange MICEX-RTS PJSC	347,470	700,603
QIWI PLC, ADR(a)	11,150	163,236
Ros Agro PLC, GDR,RegS	19,120	248,560
Rosneft PJSC, GDR, RegS	167,860	915,055
Sberbank of Russia PJSC, ADR	337,077	3,175,265
Severstal PJSC, GDR, RegS	24,070	287,598
Tatneft PJSC, ADR	21,649	667,547
X5 Retail Group NV, GDR, RegS*	4,350	125,802

		12,354,563

Singapore — 0.4%
Broadcom Ltd.	55,897	9,643,351
CapitaLand Ltd.	11,300	26,677
CapitaLand Mall Trust, REIT	16,800	26,765
ComfortDelGro Corp. Ltd.	12,700	26,270
DBS Group Holdings Ltd.	17,800	201,974
Genting Singapore PLC	46,100	25,476
Global Logistic Properties Ltd.	37,200	51,312
Jardine Cycle & Carriage Ltd.	15,300	483,275
Keppel Corp. Ltd.	20,100	79,998

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Oversea-Chinese Banking Corp. Ltd.	28,600	$182,272
Singapore Exchange Ltd.	4,700	25,636
Singapore Press Holdings Ltd.	9,600	26,905
Singapore Telecommunications Ltd.	67,100	196,260
United Overseas Bank Ltd.	11,500	159,549
Wilmar International Ltd.	23,500	55,793

		11,211,513

South Africa — 0.6%
Aspen Pharmacare Holdings Ltd.*	43,000	971,129
Bid Corp. Ltd.	94,210	1,780,697
Bidvest Group Ltd. (The)	68,930	812,758
Capitec Bank Holdings Ltd.	12,300	576,366
FirstRand Ltd.	568,560	1,969,892
Mr Price Group Ltd.	45,530	503,671
MTN Group Ltd.	76,100	652,393
Naspers Ltd. (Class N Stock)	22,800	3,946,063
Pick’n Pay Stores Ltd.	56,420	282,923
Remgro Ltd.	96,730	1,618,664
Sanlam Ltd.	184,170	858,203
Shoprite Holdings Ltd.	76,250	1,065,413
SPAR Group Ltd. (The)	37,790	530,036
Tiger Brands Ltd.	47,400	1,314,241

		16,882,449

South Korea — 1.0%
Amorepacific Corp.	1,920	680,875
BGF retail Co. Ltd.	1,470	258,332
Coway Co. Ltd.	6,680	580,260
Hana Financial Group, Inc.	18,310	466,152
Hankook Tire Co. Ltd.	6,320	341,700
Hyundai Heavy Industries Co. Ltd.*	256	32,367
Hyundai Marine & Fire Insurance Co. Ltd.	14,820	489,273
Hyundai Mobis Co. Ltd.	7,901	1,982,805
Hyundai Motor Co.	13,550	1,674,531
Kangwon Land, Inc.	10,906	389,705
Kia Motors Corp.	5,389	207,055
Korea Electric Power Corp.	23,990	1,175,179
KT&G Corp.	11,355	1,293,101
LG Display Co. Ltd.	35,890	917,531
LG Household & Health Care Ltd.	460	400,314
LG Uplus Corp.	43,510	465,321
NCSoft Corp.	2,904	783,356
Partron Co. Ltd.	23,640	195,701
POSCO	3,697	766,273
Samsung Electronics Co. Ltd.	2,670	3,889,556
Samsung Electronics Co. Ltd., GDR	12,760	9,208,147
Shinhan Financial Group Co. Ltd.	35,938	1,316,217
SK Hynix, Inc.	36,440	1,337,711
SK Innovation Co. Ltd.	6,850	1,014,945
S-Oil Corp.	9,000	668,750

		30,535,157

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	27,851	168,515
Banco Santander SA	267,779	1,187,966
Bankia SA	310,004	254,382
Distribuidora Internacional de Alimentacion SA	42,926	265,819
Gamesa Corp. Tecnologica SA	68,211	1,634,331
Iberdrola SA	64,741	440,203

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Industria de Diseno Textil SA	14,923	$553,316
Telefonica SA	37,543	379,676

		4,884,208

Sweden — 0.2%
Assa Abloy AB (Class B Stock)	2,470	50,160
Atlas Copco AB (Class A Stock)	30,079	905,514
Boliden AB	65,797	1,546,536
Electrolux AB (Class B Stock)	11,612	290,843
Nobina AB	225,635	1,432,580
Nordea Bank AB	48,594	482,562
Sandvik AB	32,346	355,926
Skandinaviska Enskilda Banken AB (Class A Stock)	36,662	368,505
SSAB AB (Class B Stock)*	331,505	808,606
Telefonaktiebolaget LM Ericsson (Class B Stock)	23,562	170,124
Telia Co. AB	64,455	288,699

		6,700,055

Switzerland — 1.8%
ABB Ltd.*	128,752	2,901,809
Actelion Ltd.*	9,695	1,682,412
Cie Financiere Richemont SA	37,817	2,306,367
Credit Suisse Group AG*	57,423	754,689
Geberit AG	2,003	877,996
Glencore PLC*	471,482	1,290,993
LafargeHolcim Ltd., NYSE*	20,203	1,091,656
LafargeHolcim Ltd., OMXS*	35,106	1,901,520
Logitech International SA	69,400	1,557,762
Lonza Group AG*	8,651	1,655,792
Nestle SA	61,885	4,886,692
Novartis AG	101,624	8,020,199
Oriflame Holding AG*	43,789	1,603,826
Roche Holding AG	37,702	9,368,895
Schweiter Technologies AG	1,341	1,554,647
STMicroelectronics NV	175,771	1,436,558
Swiss Re AG	1,440	130,059
Syngenta AG(XBRN)	807	353,420
Syngenta AG*(XBWX)	398	174,331
TE Connectivity Ltd.	37,670	2,425,195
UBS Group AG	265,609	3,628,341
VAT Group AG*	25,439	2,158,733
Wolseley PLC	8,780	493,807
Zurich Insurance Group AG*	12,791	3,298,723

		55,554,422

Taiwan — 0.8%
Accton Technology Corp.	123,000	192,226
Casetek Holdings Ltd.	73,000	267,264
Catcher Technology Co. Ltd.	59,000	482,769
Coretronic Corp.	164,800	179,950
Delta Electronics, Inc.	285,000	1,526,636
Elite Material Co. Ltd.	189,000	517,713
FLEXium Interconnect, Inc.	160,635	481,705
Grape King Bio Ltd.	68,000	565,667
Innolux Corp.	415,000	141,044
King Yuan Electronics Co. Ltd.	184,000	163,596
Largan Precision Co. Ltd.	8,000	975,012
Micro-Star International Co. Ltd.	177,000	461,458
Pegatron Corp.	313,000	810,046

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
President Chain Store Corp.	188,000	$1,497,394
Shin Zu Shing Co. Ltd.	19,000	63,057
Silicon Motion Technology Corp., ADR	15,710	813,621
St. Shine Optical Co. Ltd.	13,000	303,666
Taiwan Semiconductor Manufacturing Co. Ltd.	1,066,000	6,266,101
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	222,909	6,818,786
Uni-President Enterprises Corp.	471,000	886,192
Win Semiconductors Corp.	120,374	353,918
Zhen Ding Technology Holding Ltd.	140,000	309,165

		24,076,986

Thailand — 0.2%
Charoen Pokphand Foods PCL, NVDR	531,700	488,759
Kiatnakin Bank PCL, NVDR	197,400	302,571
Krung Thai Bank PCL, NVDR	1,878,500	957,533
PTT PCL, NVDR	118,300	1,164,173
Siam Cement PCL (The)	72,400	1,084,952
Siam Commercial Bank PCL (The)	336,000	1,435,152
Star Petroleum Refining PCL, NVDR	851,200	266,330
Thai Beverage PCL	596,600	424,961
Thai Oil PCL, NVDR	207,500	411,416
Thai Union Group PCL, NVDR	428,200	265,096

		6,800,943

Turkey — 0.2%
Akbank TAS	297,630	797,331
Arcelik A/S	57,420	404,112
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	792,620	803,437
Eregli Demir ve Celik Fabrikalari TAS	309,940	426,537
Ford Otomotiv Sanayi A/S	15,480	163,211
KOC Holding A/S	135,010	580,050
Tekfen Holding A/S	208,200	535,736
Tofas Turk Otomobil Fabrikasi A/S	29,900	218,018
Turkiye Garanti Bankasi A/S	207,310	549,334
Turkiye Is Bankasi (Class C Stock)	352,390	557,828
Turkiye Sise ve Cam Fabrikalari A/S	254,979	270,218
Ulker Biskuvi Sanayi A/S	33,650	239,838

		5,545,650

United Arab Emirates
Aldar Properties PJSC	326,360	236,949
Emaar Properties PJSC	141,110	271,964

		508,913

United Kingdom — 1.9%
3i Group PLC	44,795	377,683
Aggreko PLC	49,606	611,565
Anglo American PLC*	2,543	31,713
Associated British Foods PLC	8,972	302,308
AstraZeneca PLC	5,199	336,643
Aviva PLC	57,020	325,359
BAE Systems PLC	18,832	127,930
Barclays PLC	513,507	1,113,288
Barratt Developments PLC	32,857	210,350
BP PLC	127,374	742,426
British American Tobacco PLC	73,707	4,700,717
BT Group PLC	25,268	127,131
Burberry Group PLC	135,662	2,420,778
Capita PLC	18,757	162,485

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Centrica PLC	161,326	$477,000
Compass Group PLC	12,475	241,598
Delphi Automotive PLC	20,915	1,491,658
Diageo PLC	10,455	299,467
Dixons Carphone PLC	46,837	223,714
GlaxoSmithKline PLC	58,490	1,245,745
HSBC Holdings PLC, (QMTF)	117,862	885,936
HSBC Holdings PLC, (XHKG)	511,200	3,825,172
Imperial Brands PLC	53,250	2,740,796
InterContinental Hotels Group PLC	8,756	360,877
ITV PLC	113,290	274,809
Kingfisher PLC	67,488	329,276
Liberty Global PLC (Class A Stock)*	1,226	41,905
Liberty Global PLC (Class C Stock)*	4,651	153,669
Lloyds Banking Group PLC	1,992,750	1,407,901
London Stock Exchange Group PLC	6,653	241,086
Meggitt PLC	285,440	1,666,020
National Grid PLC	12,919	182,452
Pentair PLC(a)	1,672	107,409
Persimmon PLC	62,351	1,466,025
Prudential PLC	274,461	4,865,250
Randgold Resources Ltd	1,878	188,220
Reckitt Benckiser Group PLC	9,720	915,084
Rio Tinto Ltd.	51,197	2,036,645
Rio Tinto PLC	52,827	1,755,760
RSA Insurance Group PLC	55,334	390,799
SABMiller PLC	7,423	432,384
Standard Chartered PLC*	359,025	2,921,643
Subsea 7 SA*	95,241	1,027,734
Travis Perkins PLC	51,191	1,021,034
Tullow Oil PLC*	70,280	230,847
Unilever NV, CVA	43,950	2,024,929
Unilever PLC	57,720	2,731,301
Vodafone Group PLC	1,897,670	5,442,347
Whitbread PLC	6,393	324,458
WPP PLC	142,420	3,347,653

		58,908,979

United States — 31.3%
3M Co.	472	83,181
Abbott Laboratories	56,770	2,400,803
AbbVie, Inc.	3,446	217,339
Acadia Healthcare Co., Inc.*(a)	70,022	3,469,590
ACADIA Pharmaceuticals, Inc.*	4,654	148,044
Accenture PLC (Class A Stock)	29,710	3,629,671
Acuity Brands, Inc.(a)	15,434	4,083,836
Adobe Systems, Inc.*	52,675	5,717,344
Aetna, Inc.	55,291	6,383,346
Affiliated Managers Group, Inc.*	15,769	2,281,774
Agilent Technologies, Inc.	15,510	730,366
Alexandria Real Estate Equities, Inc., REIT(a)	6,850	745,075
Alexion Pharmaceuticals, Inc.*	17,675	2,165,895
Alleghany Corp.*	1,477	775,455
Allegion PLC	26,343	1,815,296
Allergan PLC*	15,826	3,644,886
Alliance Data Systems Corp.*	799	171,409
Allied World Assurance Co. Holdings AG	33,110	1,338,306
Ally Financial, Inc.	83,030	1,616,594
Alphabet, Inc. (Class A Stock)*	2,699	2,170,158
Alphabet, Inc. (Class C Stock)*	30,671	23,840,262

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Altria Group, Inc.	7,187	$454,434
Amazon.com, Inc.*	21,150	17,709,107
American Campus Communities, Inc., REIT	4,822	245,295
American Electric Power Co., Inc.	35,928	2,306,937
American Express Co.	1,004	64,296
American Homes 4 Rent (Class A Stock), REIT(a)	109,944	2,379,188
American International Group, Inc.	72,727	4,315,620
American Water Works Co., Inc.	2,617	195,856
Ameriprise Financial, Inc.	3,317	330,937
AmerisourceBergen Corp.	6,325	510,933
AMETEK, Inc.	10,306	492,421
Amgen, Inc.	2,030	338,624
Amphenol Corp. (Class A Stock)	63,533	4,124,562
Amplify Snack Brands, Inc.*(a)	12,600	204,120
Anadarko Petroleum Corp.	1,494	94,660
Analog Devices, Inc.	34,416	2,218,111
Anthem, Inc.	1,593	199,619
Apartment Investment & Management Co. (Class A Stock), REIT(a)	63,482	2,914,459
Apple, Inc.	122,788	13,881,183
Applied Materials, Inc.	52,038	1,568,946
Aramark	55,512	2,111,121
Archer-Daniels-Midland Co.	4,856	204,778
Arista Networks, Inc.*	25,897	2,203,317
Arrow Electronics, Inc.*	32,153	2,056,828
Arthur J Gallagher & Co.	25,817	1,313,311
AT&T, Inc.	112,822	4,581,702
Automatic Data Processing, Inc.	3,930	346,626
AutoZone, Inc.*(a)	2,701	2,075,286
AvalonBay Communities, Inc., REIT(a)	47,530	8,452,736
Ball Corp.(a)	34,045	2,789,988
Bank of America Corp.	565,592	8,851,514
Bank of New York Mellon Corp. (The)	10,525	419,737
Becton, Dickinson and Co.	1,452	260,968
Bed Bath & Beyond, Inc.	37,975	1,637,102
Berkshire Hathaway, Inc. (Class B Stock)*	9,794	1,414,939
Best Buy Co., Inc.	83,307	3,180,661
Biogen, Inc.*	10,039	3,142,508
BioMarin Pharmaceutical, Inc.*	13,926	1,288,433
BlackRock, Inc.	12,662	4,589,469
BorgWarner, Inc.	8,832	310,710
Boston Properties, Inc., REIT	23,665	3,225,303
Boston Scientific Corp.*	129,953	3,092,881
Brandywine Realty Trust, REIT	78,300	1,223,046
Brinker International, Inc.(a)	20,300	1,023,729
Bristol-Myers Squibb Co.	90,641	4,887,363
Brixmor Property Group, Inc., REIT	142,749	3,966,995
Cabot Oil & Gas Corp.	6,651	171,596
Camden Property Trust, REIT(a)	17,920	1,500,621
Capital One Financial Corp.	71,940	5,167,450
Carlisle Cos., Inc.	46,580	4,777,711
Carnival Corp.(a)	3,452	168,527
Casey’s General Stores, Inc.	11,636	1,398,065
Caterpillar, Inc.	2,058	182,689
Cavium, Inc.*	5,996	348,967
CBL & Associates Properties, Inc., REIT(a)	63,150	766,641
CBRE Group, Inc. (Class A Stock)*	91,487	2,559,806
CBS Corp. (Class B Stock)	37,754	2,066,654
CDW Corp.	8,045	367,898
Celgene Corp.*	34,679	3,624,995

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Centene Corp.*	8,339	$558,379
CenterPoint Energy, Inc.	25,697	596,941
Charles Schwab Corp. (The)	190,000	5,998,299
Charter Communications, Inc. (Class A Stock)*	18,686	5,044,659
Chesapeake Lodging Trust, REIT	12,200	279,380
Chevron Corp.(a)	12,301	1,266,019
Chubb Ltd.	38,967	4,896,204
Cigna Corp.	21,161	2,757,701
Cisco Systems, Inc.	106,184	3,368,156
Citigroup, Inc.	156,177	7,376,240
Citizens Financial Group, Inc.	91,956	2,272,233
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	80,300	468,952
CMS Energy Corp.	43,942	1,846,003
CNO Financial Group, Inc.	66,100	1,009,347
Coca-Cola Co. (The)	31,480	1,332,234
Cognizant Technology Solutions Corp. (Class A Stock)*	10,111	482,396
Colgate-Palmolive Co.	3,763	278,989
Columbia Sportswear Co.	17,800	1,009,972
Comcast Corp. (Class A Stock)	49,460	3,281,176
CommScope Holding Co., Inc.*	12,088	363,970
Concho Resources, Inc.*	45,621	6,266,044
ConocoPhillips	34,642	1,505,888
Constellation Brands, Inc. (Class A Stock)	14,541	2,420,931
CoreSite Realty Corp., REIT	4,075	301,713
Corning, Inc.	136,239	3,222,052
CoStar Group, Inc.*	10,498	2,273,132
Costco Wholesale Corp.	17,366	2,648,488
Coty, Inc. (Class A Stock)*(a)	25,686	603,621
Crown Holdings, Inc.*	30,899	1,764,023
CubeSmart, REIT	25,850	704,671
Cummins, Inc.	2,807	359,717
CVS Health Corp.	22,362	1,989,994
CyrusOne, Inc., REIT	4,550	216,443
D.R. Horton, Inc.	49,814	1,504,383
Danaher Corp.	3,973	311,443
DDR Corp., REIT	52,865	921,437
Deere & Co.(a)	1,019	86,972
Dell Technologies, Inc. - VMware, Inc. (Class V Stock)*	131	6,262
Delta Air Lines, Inc.	120,708	4,751,067
DENTSPLY SIRONA, Inc.	8,509	505,690
Diamondback Energy, Inc.*	19,289	1,862,160
Digital Realty Trust, Inc., REIT(a)	17,100	1,660,752
Discover Financial Services	38,147	2,157,213
DISH Network Corp. (Class A Stock)*	86,312	4,728,171
Dollar General Corp.	50,734	3,550,872
Douglas Emmett, Inc., REIT(a)	27,445	1,005,310
Dover Corp.	29,230	2,152,497
Dow Chemical Co. (The)(a)	16,398	849,908
Dr. Pepper Snapple Group, Inc.	21,003	1,917,784
Duke Energy Corp.	23,600	1,888,944
Duke Realty Corp., REIT	60,300	1,647,999
Dynegy, Inc.*	150	1,859
E.I. du Pont de Nemours & Co.	36,695	2,457,464
Eagle Materials, Inc.	25,823	1,996,118
East West Bancorp, Inc.	65,308	2,397,457
EastGroup Properties, Inc., REIT	15,000	1,103,400
Eastman Chemical Co.	32,817	2,221,054

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Eaton Corp. PLC	35,478	$2,331,259
Edgewell Personal Care Co.*	5,317	422,808
Edison International	57,059	4,122,513
Edwards Lifesciences Corp.*	3,583	431,966
Electronic Arts, Inc.*	62,459	5,333,999
Eli Lilly & Co.	45,205	3,628,154
Energen Corp.	18,538	1,070,013
Energizer Holdings, Inc.	20,818	1,040,067
Entercom Communications Corp. (Class A Stock)	56,480	730,851
Envision Healthcare Holdings, Inc.*	78,427	1,746,569
EOG Resources, Inc.	56,654	5,479,008
EQT Corp.	63,578	4,617,035
Equifax, Inc.	21,251	2,859,960
Equinix, Inc., REIT	13,829	4,981,897
Equity Commonwealth, REIT*	21,025	635,375
Equity LifeStyle Properties, Inc., REIT	13,250	1,022,635
Equity One, Inc., REIT	45,900	1,404,999
Equity Residential, REIT(a)	29,245	1,881,331
Essex Property Trust, Inc., REIT	6,461	1,438,865
Everest Re Group Ltd.	4,252	807,752
Eversource Energy	25,820	1,398,928
Exelon Corp.	3,164	105,330
Expedia, Inc.(a)	19,665	2,295,299
Extra Space Storage, Inc., REIT	7,604	603,833
Exxon Mobil Corp.	90,500	7,898,840
F5 Networks, Inc.*	528	65,810
Facebook, Inc. (Class A Stock)*	138,643	17,783,737
Federal Realty Investment Trust, REIT(a)	3,650	561,845
FedEx Corp.	2,153	376,086
Fidelity National Information Services, Inc.	33,429	2,575,036
Fifth Third Bancorp(a)	85,320	1,745,647
First Republic Bank	18,712	1,442,882
Fluor Corp.	5,926	304,122
Foot Locker, Inc.	1,342	90,880
Fortive Corp.	2,724	138,652
Fortune Brands Home & Security, Inc.(a)	59,394	3,450,791
Gap, Inc. (The)(a)	63,940	1,422,026
Gartner, Inc.*	6,238	551,751
General Dynamics Corp.	11,087	1,720,259
General Electric Co.(a)	210,565	6,236,935
General Growth Properties, Inc., REIT(a)	40,448	1,116,365
General Motors Co.	51,760	1,644,416
Genuine Parts Co.(a)	29,261	2,939,267
Gilead Sciences, Inc.	82,343	6,514,978
Global Payments, Inc.	6,003	460,791
GoDaddy, Inc. (Class A Stock)*(a)	87,351	3,016,230
Goldman Sachs Group, Inc. (The)	3,284	529,611
Guidewire Software, Inc.*	26,631	1,597,327
Halcon Resources Corp.*	8,792	82,469
Halliburton Co.	6,830	306,530
Hanesbrands, Inc.(a)	34,700	876,175
Harman International Industries, Inc.	15,107	1,275,786
Harris Corp.	40,328	3,694,448
Hartford Financial Services Group, Inc. (The)	105,421	4,514,128
HCA Holdings, Inc.*	17,400	1,315,962
HCP, Inc., REIT	101,183	3,839,895
HD Supply Holdings, Inc.*	81,583	2,609,024
HEICO Corp. (Class A Stock)	2,700	163,377
Henry Schein, Inc.*(a)	2,453	399,790

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Hershey Co. (The)	3,791	$362,420
Hewlett Packard Enterprise Co.	57,629	1,311,060
Highwoods Properties, Inc., REIT	15,150	789,618
Hilton Worldwide Holdings, Inc.	259,617	5,953,018
HollyFrontier Corp.(a)	34,100	835,450
Hologic, Inc.*	1,557	60,458
Home Depot, Inc. (The)	53,426	6,874,857
Honeywell International, Inc.	54,520	6,356,487
Hospitality Properties Trust, REIT	42,675	1,268,301
Host Hotels & Resorts, Inc., REIT(a)	50,480	785,974
HP, Inc.	35,831	556,455
Hubbell, Inc.	4,788	515,859
Hudson Pacific Properties, Inc., REIT	40,975	1,346,848
Humana, Inc.	22,514	3,982,502
Huntington Bancshares, Inc.	22,901	225,804
IDEX Corp.	5,796	542,332
Illinois Tool Works, Inc.	16,040	1,922,234
Illumina, Inc.*	31,872	5,789,867
Incyte Corp.*	2,831	266,935
Ingersoll-Rand PLC	6,321	429,449
Inovalon Holdings, Inc. (Class A Stock)*	10,055	147,909
Intel Corp.	16,036	605,359
Intercept Pharmaceuticals, Inc.*(a)	10,205	1,679,641
Intercontinental Exchange, Inc.	7,691	2,071,648
International Business Machines Corp.	4,775	758,509
Intuitive Surgical, Inc.*	421	305,153
Invesco Ltd.	49,653	1,552,649
Investors Bancorp, Inc.	8,152	97,906
Jack Henry & Associates, Inc.	10,167	869,787
Jazz Pharmaceuticals PLC*	2,860	347,433
Johnson & Johnson	47,760	5,641,889
KapStone Paper and Packaging Corp.	67,200	1,271,424
KeyCorp.	127,208	1,548,121
Keysight Technologies, Inc.*	12,620	399,928
Kilroy Realty Corp., REIT	8,685	602,305
Kimberly-Clark Corp.	20,817	2,625,857
Kimco Realty Corp., REIT	216,170	6,258,121
Kinder Morgan, Inc.	101,711	2,352,575
Kite Pharma, Inc.*(a)	28,724	1,604,523
KLA-Tencor Corp.	23,853	1,662,793
Kohl’s Corp.(a)	54,129	2,368,144
Kraft Heinz Co. (The)	901	80,648
Kroger Co. (The)	101,053	2,999,253
L-3 Communications Holdings, Inc.	2,305	347,433
La Quinta Holdings, Inc.*	82,800	925,704
Laboratory Corp. of America Holdings*	1,144	157,277
Lam Research Corp.(a)	54,196	5,132,903
LaSalle Hotel Properties, REIT(a)	61,254	1,462,133
Lazard Ltd. (Class A Stock), MLP	39,182	1,424,658
Legg Mason, Inc.	3,610	120,863
Lennox International, Inc.(a)	30,983	4,865,260
Liberty Property Trust, REIT	46,125	1,861,144
Life Storage, Inc., REIT	22,950	2,041,173
Lincoln National Corp.	1,881	88,369
LKQ Corp.*	67,410	2,390,359
Loews Corp.	121,979	5,019,436
Lowe’s Cos., Inc.	83,489	6,028,741
M&T Bank Corp.(a)	27,735	3,220,033
Macerich Co. (The), REIT	30,653	2,478,908
ManpowerGroup, Inc.	770	55,640
Marathon Petroleum Corp.	47,042	1,909,435

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Marriott International, Inc. (Class A Stock)	2,965	$199,633
Marsh & McLennan Cos., Inc.	21,240	1,428,390
Martin Marietta Materials, Inc.	11,001	1,970,389
Masco Corp.	45,279	1,553,523
MasterCard, Inc. (Class A Stock)	40,113	4,082,300
Match Group, Inc.*(a)	9,629	171,300
McDonald’s Corp.	1,578	182,038
McKesson Corp.	2,338	389,861
Media General, Inc.*	62,300	1,148,189
Medtronic PLC(a)	4,570	394,848
Merck & Co., Inc.(a)	68,837	4,296,117
MetLife, Inc.	63,862	2,837,389
Microsoft Corp.	307,254	17,697,831
Mid-America Apartment Communities, Inc., REIT	28,600	2,688,114
Middleby Corp. (The)*	15,632	1,932,428
Mobileye NV*(a)	25,436	1,082,811
Mohawk Industries, Inc.*	37,086	7,429,809
Molson Coors Brewing Co. (Class B Stock) .	24,242	2,661,772
Mondelez International, Inc. (Class A Stock) .	83,006	3,643,964
Monsanto Co.	3,745	382,739
Monster Beverage Corp.*	11,761	1,726,632
Morgan Stanley	156,814	5,027,457
Mosaic Co. (The)(a)	49,640	1,214,194
MSC Industrial Direct Co., Inc. (Class A Stock)	6,812	500,069
Mylan NV*	3,460	131,895
Nasdaq, Inc.	6,379	430,838
National Bank Holdings Corp. (Class A Stock)	12,299	287,428
National Fuel Gas Co.	8,266	446,943
National Health Investors, Inc., REIT	19,580	1,536,638
Netflix, Inc.*	22,913	2,258,076
Newell Brands, Inc.	35,081	1,847,366
Newmont Mining Corp.	4,408	173,190
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	10,200	588,642
NextEra Energy, Inc.	44,401	5,431,130
NII Holdings, Inc.*	7,349	24,472
NIKE, Inc. (Class B Stock)	8,196	431,519
Nordstrom, Inc.(a)	8,781	455,558
Northern Trust Corp.	25,534	1,736,057
Northrop Grumman Corp.	6,659	1,424,693
Norwegian Cruise Line Holdings Ltd.*(a)	55,154	2,079,306
NVIDIA Corp.(a)	27,340	1,873,337
Oaktree Capital Group LLC, MLP	8,803	373,247
Occidental Petroleum Corp.	27,279	1,989,185
Old Dominion Freight Line, Inc.*(a)	25,937	1,779,538
Omega Healthcare Investors, Inc., REIT(a)	38,530	1,365,889
Oracle Corp.	10,682	419,589
O’Reilly Automotive, Inc.*	5,716	1,601,109
Outfront Media, Inc., REIT	59,611	1,409,800
PACCAR, Inc.(a)	26,190	1,539,448
Palo Alto Networks, Inc.*(a)	17,388	2,770,430
Parker-Hannifin Corp.	994	124,777
Patheon NV*	11,079	328,271
PayPal Holdings, Inc.*	100,038	4,098,557
PBF Energy, Inc. (Class A Stock)(a)	59,404	1,344,907
Pebblebrook Hotel Trust, REIT(a)	12,125	322,525
Penn VA Corp.*^	293	10,548
Penn Virginia Corp. NPV*^	364	13,104

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Pennsylvania Real Estate Investment Trust, REIT	25,700	$591,871
PepsiCo, Inc.	48,950	5,324,291
Pfizer, Inc.	302,561	10,247,741
PG&E Corp.	8,391	513,277
Philip Morris International, Inc.(a)	19,317	1,877,998
Phillips 66	22,700	1,828,485
Pioneer Natural Resources Co.(a)	19,720	3,661,018
PNC Financial Services Group, Inc. (The)	29,900	2,693,691
Post Holdings, Inc.*	18,100	1,396,777
Post Properties, Inc., REIT	3,950	261,213
PPG Industries, Inc.	754	77,933
Premier, Inc. (Class A Stock)*	9,757	315,541
Priceline Group, Inc. (The)*	2,491	3,665,482
Procter & Gamble Co. (The)(a)	70,225	6,302,694
Progressive Corp. (The)	6,808	214,452
Prologis, Inc., REIT	116,697	6,247,957
Public Service Enterprise Group, Inc.	30,409	1,273,225
Public Storage, REIT	21,970	4,902,386
PulteGroup, Inc.	34,810	697,593
PVH Corp.	4,466	493,493
QUALCOMM, Inc.	37,753	2,586,081
Quest Diagnostics, Inc.	1,665	140,909
Range Resources Corp.	6,802	263,577
Raymond James Financial, Inc.	6,593	383,779
Rayonier, Inc., REIT	78,474	2,082,700
Realty Income Corp., REIT(a)	29,000	1,940,970
Red Rock Resorts, Inc. (Class A Stock)(a)	23,000	542,570
Regal Beloit Corp.	5,844	347,660
Regency Centers Corp., REIT	31,405	2,433,573
Regeneron Pharmaceuticals, Inc.*	5,290	2,126,686
Regions Financial Corp.	43,242	426,799
Revance Therapeutics, Inc.*(a)	36,392	589,914
Rexnord Corp.*	14,324	306,677
Reynolds American, Inc.	45,386	2,139,950
Rite Aid Corp.*	17,572	135,129
RLJ Lodging Trust, REIT	11,957	251,456
Robert Half International, Inc.	1,057	40,018
Ross Stores, Inc.	20,740	1,333,582
Royal Caribbean Cruises Ltd.(a)	26,995	2,023,275
S&P Global, Inc.(a)	30,226	3,825,402
Sabre Corp.	12,375	348,727
salesforce.com, Inc.*	18,271	1,303,270
Sally Beauty Holdings, Inc.*(a)	10,944	281,042
Schlumberger Ltd.	47,174	3,709,763
Sealed Air Corp.	6,510	298,288
Sempra Energy	37,156	3,982,752
Senior Housing Properties Trust, REIT	62,200	1,412,562
Sensata Technologies Holding NV*	1,347	52,237
ServiceNow, Inc.*	32,844	2,599,603
Sherwin-Williams Co. (The)	7,278	2,013,531
Shire PLC	35,213	2,276,972
Signature Bank*	25,880	3,065,486
Silgan Holdings, Inc.(a)	9,630	487,182
Simon Property Group, Inc., REIT	47,105	9,751,205
Sinclair Broadcast Group, Inc. (Class A Stock)	21,400	618,032
Sirius XM Holdings, Inc.*(a)	48,452	202,045
SL Green Realty Corp., REIT(a)	21,507	2,324,907
Snap-on, Inc.	11,506	1,748,451
Southwest Airlines Co.	71,761	2,790,785

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Southwestern Energy Co.*	14,275	$197,566
Spark Therapeutics, Inc.*(a)	14,085	845,945
Spirit Realty Capital, Inc., REIT	200,182	2,668,426
Splunk, Inc.*(a)	30,880	1,812,038
Sprouts Farmers Market, Inc.*(a)	52,698	1,088,214
Stanley Black & Decker, Inc.	41,027	5,045,500
Starbucks Corp.	101,830	5,513,076
State Street Corp.	3,389	235,976
STORE Capital Corp., REIT	70,342	2,072,979
Stryker Corp.	2,785	324,202
Sun Communities, Inc., REIT	8,850	694,548
Sunstone Hotel Investors, Inc., REIT(a)	57,000	729,030
SunTrust Banks, Inc.	64,263	2,814,719
SVB Financial Group*	7,263	802,852
Synopsys, Inc.*	13,668	811,196
T. Rowe Price Group, Inc.(a)	33,251	2,211,191
Tableau Software, Inc. (Class A Stock)*	3,080	170,232
TD Ameritrade Holding Corp.	24,903	877,582
TEGNA, Inc.	11,717	256,134
Tesla Motors, Inc.*(a)	7,028	1,433,923
Texas Instruments, Inc.	95,763	6,720,648
Textron, Inc.	2,714	107,881
TherapeuticsMD, Inc.*(a)	79,200	539,352
Thermo Fisher Scientific, Inc.	5,367	853,675
Thomson Reuters Corp.	3,080	127,360
Tiffany & Co.(a)	31,887	2,315,953
Time Warner, Inc.	50,096	3,988,143
Time, Inc.	4,520	65,450
TJX Cos., Inc. (The)(a)	46,082	3,446,012
T-Mobile US, Inc.*	80,564	3,763,950
Toll Brothers, Inc.*	17,837	532,613
Tractor Supply Co.	2,392	161,101
Travelers Cos., Inc. (The)	16,560	1,896,948
TreeHouse Foods, Inc.*(a)	19,659	1,714,068
Twenty-First Century Fox, Inc. (Class A Stock)	105,861	2,563,954
Twenty-First Century Fox, Inc. (Class B Stock)	3,886	96,140
Tyson Foods, Inc. (Class A Stock)	38,763	2,894,433
Ulta Salon Cosmetics & Fragrance, Inc.*	8,209	1,953,578
Union Pacific Corp.(a)	35,163	3,429,447
United Continental Holdings, Inc.*	27,626	1,449,536
United Parcel Service, Inc. (Class B Stock)	1,470	160,759
United Technologies Corp.(a)	32,135	3,264,916
UnitedHealth Group, Inc.	92,785	12,989,900
Universal Health Services, Inc. (Class B Stock)	3,050	375,821
Unum Group	59,262	2,092,541
US Bancorp	50,456	2,164,058
Valero Energy Corp.	21,183	1,122,699
Vantiv, Inc. (Class A Stock)*	65,645	3,693,844
Veeva Systems, Inc. (Class A Stock)*(a)	44,455	1,835,102
Ventas, Inc., REIT(a)	25,325	1,788,705
Verizon Communications, Inc.	61,182	3,180,240
Vertex Pharmaceuticals, Inc.*	41,720	3,638,401
VF Corp.	7,176	402,215
Visa, Inc. (Class A Stock)(a)	115,815	9,577,901
Vornado Realty Trust, REIT(a)	42,037	4,254,564
Voya Financial, Inc.	1,346	38,792
Vulcan Materials Co.	20,069	2,282,447
W.R. Berkley Corp.	3,228	186,449

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
W.W. Grainger, Inc.(a)	4,065	$913,975
WABCO Holdings, Inc.*	13,334	1,513,809
Walgreens Boots Alliance, Inc.	9,791	789,350
Wal-Mart Stores, Inc.	2,586	186,502
Walt Disney Co. (The)	7,883	732,015
Watsco, Inc.	2,713	382,262
Wayfair, Inc. (Class A Stock)*(a)	29,834	1,174,565
WEC Energy Group, Inc.(a)	14,210	850,895
Weingarten Realty Investors, REIT(a)	13,350	520,383
Wells Fargo & Co.	304,473	13,482,064
Welltower, Inc., REIT	41,228	3,082,617
Westar Energy, Inc.	7,530	427,328
Western Digital Corp.	5,268	308,020
Western Union Co. (The)	2,938	61,169
WestRock Co.	70,189	3,402,762
Weyerhaeuser Co., REIT	41,271	1,318,196
Workday, Inc. (Class A Stock)*(a)	28,680	2,629,669
WP Carey, Inc., REIT	2,100	135,513
Xcel Energy, Inc.	110,915	4,563,043
Yum! Brands, Inc.	7,025	637,940
Zions Bancorporation	4,980	154,480
Zoetis, Inc.	2,389	124,252

		956,120,286

TOTAL COMMON STOCKS (cost $1,483,526,554)		1,578,925,806

PREFERRED STOCKS — 1.9%
Brazil — 0.1%
Braskem SA (PRFC A)	36,770	283,564
Cia Energetica de Minas Gerais (PRFC)	98,040	258,654
Itau Unibanco Holding SA, (PRFC), ADR	170,620	1,866,583
Vale SA (PRFC), ADR	109,180	514,238

		2,923,039

China — 0.2%
Mandatory Exchangeable Trust, 144A, 5.750%	40,157	5,183,064

France
Unibail-Rodamco SE, REIT	1,171	458,763

Germany — 0.2%
Henkel AG & Co. KGaA (PRFC)	37,886	5,156,352
Volkswagen AG (PRFC)	2,951	388,744

		5,545,096

Ireland
XLIT Ltd., Series D(g)	235	188,000

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	2,995	2,435,861

Russia
Surgutneftegas OJSC (PRFC)	1,143,520	528,558

United Kingdom
Fiat Chrysler Automobile, Series FCAU, CVT, RegS, 7.875%	23,000	1,473,380

United States — 1.3%
Alcoa, Inc., Series 1, CVT, 5.375%(a)	18,250	596,593
Allergan PLC, Series A, CVT, 5.500%	4,357	3,579,842
American Homes 4 Rent, REIT	44,254	1,184,679
American Tower Corp., CVT, REIT, 5.500%.	15,874	1,739,632

	Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
Anthem, Inc., CVT, 5.250%	10,653	$463,086
Apartment Investment & Management Co., REIT	4,600	128,754
Bank of America Corp., Series L, CVT, 7.250%	2,726	3,328,010
Bunge Ltd., CVT, 4.875%	5,200	494,557
CBL & Associates Properties, Inc., Series D, REIT	49,600	1,240,496
Corporate Office Properties Trust, Series L, REIT	35,550	920,745
Crown Castle International Corp., Series A, CVT, REIT, 4.500%	7,941	897,492
CubeSmart, Series A, REIT	28,500	717,060
Digital Realty Trust, Inc., REIT	5,075	139,512
Dominion Resources, Inc., CVT, 6.375%	19,287	959,721
Equity LifeStyle Properties, Inc., Series C, REIT	12,550	326,927
Exelon Corp., CVT, 6.500%	21,913	1,024,214
Frontier Communications Corp., Series A, CVT, 11.125%	14,019	1,176,334
General Growth Properties, Inc., Series A, REIT	38,450	995,855
Hess Corp., CVT, 8.000%	9,764	642,764
Kilroy Realty Corp., Series G, REIT	9,800	251,860
Kimco Realty Corp., REIT	2,425	62,807
Kinder Morgan, Inc., CVT, 9.750%	23,884	1,195,872
LaSalle Hotel Properties, Series H, REIT	11,200	283,808
NextEra Energy, Inc., CVT, 6.123%(a)	27,648	1,376,870
Pennsylvania Real Estate Investment Trust, Series A, REIT	11,425	292,937
Pennsylvania Real Estate Investment Trust, Series B, REIT	750	19,564
Regency Centers Corp., Series 6, REIT	7,550	193,205
Retail Properties of America, Inc., Series A, REIT	12,700	328,295
Sabra Health Care REIT, Inc., Series A, REIT	35,900	951,350
Saul Centers, Inc., Series C, REIT	29,300	770,737
SL Green Realty Corp., Series I, REIT	65,081	1,717,488
Southwestern Energy Co., Series B, CVT, 6.250%	27,680	873,858
Stericycle, Inc., CVT, 5.250%*	4,067	269,520
Summit Hotel Properties, Inc., Series A, REIT	1,900	48,127
Taubman Centers, Inc., Series J, REIT	42,700	1,115,751
Terreno Realty Corp., Series A, REIT	1,100	28,380
T-Mobile US, Inc., CVT, 5.500%	18,500	1,444,295
Tyson Foods, Inc., CVT, 4.750%	16,678	1,365,261
Urstadt Biddle Properties, Inc., Series F, REIT	29,950	783,193
Vornado Realty Trust, Series I, REIT	1,100	28,347
Washington Prime Group, Inc., REIT	18,600	485,088
Wells Fargo & Co., Series L, CVT, 7.500%	3,059	4,003,007
Welltower, Inc., Series I, CVT, REIT, 6.500%.	9,811	652,922

		39,098,815

TOTAL PREFERRED STOCKS (cost $57,843,706)		57,834,576

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 2.0%
Non-Residential Mortgage-Backed Securities
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	102	$101,108
Series 2013-C, Class A, 144A
1.640%	04/16/18	18	17,781
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	42	41,971
Series 2012-D, Class A, 144A
1.480%	03/16/20	37	36,922
Flagship Credit Auto Trust,
Series 2013-2, Class A, 144A
1.940%	01/15/19	62	62,420
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	414	438,889

			699,091

Residential Mortgage-Backed Securities — 2.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1
1.695%(c)	07/25/33	1,374	1,315,077
Series 2003-OP1, Class M1
1.575%(c)	12/25/33	100	95,766
Series 2003-OP1, Class M2
2.775%(c)	12/25/33	935	879,526
Series 2004-HE2, Class M2
2.325%(c)	10/25/34	325	307,926
Series 2004-HE3, Class M3
1.605%(c)	11/25/34	218	201,367
Ameriquest Mortgage Securities, Inc.,
Series 2002-2, Class M3
3.179%(c)	08/25/32	703	696,554
Series 2003-9, Class M2
3.374%(c)	09/25/33	495	472,328
Series 2003-10, Class M1
1.574%(c)	12/25/33	1,017	952,443
Series 2003-10, Class M2
3.074%(c)	12/25/33	944	914,830
Series 2003-12, Class M2
3.074%(c)	01/25/34	461	446,589
Series 2004-R1, Class M2
1.395%(c)	02/25/34	1,306	1,201,764
Series 2004-R1, Class M6
2.595%(c)	02/25/34	261	253,015
Argent Securities, Inc.,
Series 2003-W7, Class M2
3.149%(c)	03/25/34	347	340,408
Series 2003-W9, Class M3B
3.644%(c)	01/25/34	475	453,830
Series 2004-W4, Class A
1.044%(c)	03/25/34	983	921,060
Series 2004-W6, Class M4
3.375%(c)	05/25/34	198	177,977
Asset-Backed Funding Corp. Trust,
Series 2004-OPT2, Class M2
2.025%(c)	07/25/33	432	417,406
Series 2004-OPT3, Class A4
1.305%(c)	11/25/33	421	401,301

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4
2.549%(c)	10/25/34	333	$304,856
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR3, Class M2
2.280%(c)	09/25/34	1,025	936,129
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B
5.775%(c)	03/25/43	88	86,668
Series 2003-SD2, Class 3A
4.594%(c)	06/25/43	479	477,761
Series 2004-1, Class M1
1.500%(c)	06/25/34	676	643,638
Series 2004-2, Class M1
1.724%(c)	08/25/34	523	485,838
Centex Home Equity Loan Trust,
Series 2004-A, Class M1
1.125%(c)	01/25/34	1,605	1,483,341
Series 2004-B, Class M2
1.275%(c)	03/25/34	860	769,079
Series 2004-D, Class AF4
5.180%	06/25/32	117	116,881
Series 2005-A, Class M1
1.005%(c)	01/25/35	880	815,096
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
1.620%(c)	05/25/34	468	425,735
Chase Funding Trust,
Series 2003-6, Class 2M1
1.275%(c)	11/25/34	1,189	1,113,014
CHEC Loan Trust,
Series 2004-2, Class M3
1.775%(c)	04/25/34	302	253,107
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
2.250%(c)	10/25/33	667	621,233
Series 2004-BC1, Class M3
2.625%(c)	10/25/33	154	131,411
Series 2004-ECC2, Class M5
2.400%(c)	10/25/34	576	531,880
Series 2004-SD2, Class M1, 144A
1.145%(c)	06/25/33	502	486,772
Countrywide Partnership Trust,
Series 2004-EC1, Class M2
1.470%(c)	01/25/35	821	755,555
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2
2.999%(c)	11/25/33	282	273,797
Series 2004-CB6, Class M3
2.624%(c)	07/25/35	559	531,031
CWABS, Inc. Asset-Backed Certificates,
Series 2003-5, Class MF2
5.398%(c)	11/25/33	743	650,885
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class M3
2.250%(c)	07/25/34	420	384,495
Series 2004-6, Class M2
1.500%(c)	10/25/34	626	589,488
Equity One Mortgage Pass-Through Trust,

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2003-4, Class M1
5.869%	10/25/34	941	$909,645
Series 2004-1, Class M2
5.615%	04/25/34	1,989	1,825,585
Series 2004-2, Class M1
5.692%	07/25/34	153	149,757
Fremont Home Loan Trust,
Series 2003-B, Class M2
2.955%(c)	12/25/33	108	107,053
Series 2004-2, Class M2
1.455%(c)	07/25/34	553	533,318
Series 2004-A, Class M1
1.350%(c)	01/25/34	1,716	1,570,954
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	116	115,539
GSAMP Trust,
Series 2003-HE1, Class M1
1.777%(c)	06/20/33	445	435,364
Series 2004-NC2, Class M1
1.575%(c)	10/25/34	508	466,282
Series 2007-SEA1, Class A, 144A
0.825%(c)	12/25/36	454	420,248
Home Equity Asset Trust,
Series 2003-1, Class M1
2.025%(c)	06/25/33	575	558,221
Series 2004-3, Class M1
1.380%(c)	08/25/34	558	516,460
Series 2004-6, Class M2
1.425%(c)	12/25/34	181	158,165
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3
1.724%(c)	11/25/34	1,347	1,222,804
Series 2004-C, Class M2
1.424%(c)	03/25/35	400	358,035
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.365%(c)	07/25/31	1,263	1,197,924
Series 2003-4, Class M2
3.150%(c)	08/25/33	153	150,239
Series 2004-5, Class A5
1.085%(c)	09/25/34	467	431,156
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5
4.919%(c)	04/25/33	156	135,970
Series 2004-OPT2, Class M1
1.425%(c)	09/25/34	460	434,383
Series 2005-NC1, Class M2
1.275%(c)	12/25/34	973	936,013
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1
1.500%(c)	07/25/34	224	207,334
Series 2005-NC1, Class M2
1.605%(c)	10/25/35	671	618,933
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1
1.380%(c)	01/25/34	549	523,852
Series 2004-HE6, Class M2
1.425%(c)	08/25/34	221	209,806

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2004-NC2, Class M2
2.325%(c)	12/25/33	272	$253,949
Series 2004-NC5, Class M1
1.425%(c)	05/25/34	792	736,246
Series 2004-OP1, Class M3
1.545%(c)	11/25/34	118	108,245
Series 2005-HE1, Class M3
1.305%(c)	12/25/34	372	306,080
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1
1.950%(c)	02/25/33	272	260,694
Series 2002-NC5, Class M1
1.935%(c)	10/25/32	259	246,267
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
3.255%(c)	10/25/33	1,259	1,225,716
Series 2003-6, Class M1
1.605%(c)	01/25/34	733	685,880
Series 2003-B, Class M2
3.000%(c)	11/25/33	369	362,092
Series 2004-4, Class M1
1.290%(c)	02/25/35	769	708,646
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2
2.956%(c)	09/25/33	383	366,361
Option One Mortgage Loan Trust,
Series 2003-2, Class M1
1.500%(c)	04/25/33	846	777,539
Series 2003-3, Class M1
1.500%(c)	06/25/33	578	539,924
Series 2003-4, Class M1
1.545%(c)	07/25/33	1,420	1,303,130
Series 2004-2, Class M2
2.100%(c)	05/25/34	627	556,579
Park Place Securities, Inc.,
Series 2005-WCH1, Class M4
1.770%(c)	01/25/36	500	459,808
Pretium Mortgage Credit Partners I,
Series 2015-NPL2, Class A1, 144A
3.750%	07/27/30	812	812,660
RASC Trust,
Series 2001-KS3, Class AII
0.985%(c)	09/25/31	1,203	1,137,003
Series 2005-KS2, Class M1
1.170%(c)	03/25/35	816	755,836
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A
3.524%(c)	08/25/33	508	459,454
Series 2003-3, Class M1
1.255%(c)	12/25/33	1,139	1,045,840
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.053%(c)	07/25/30	108	94,669
Series 2003-2, Class M2
3.149%(c)	06/25/33	352	336,214
Series 2004-2, Class AF3
4.910%(c)	08/25/35	505	507,396
Series 2004-2, Class MV2
2.324%(c)	08/25/35	1,216	1,166,380

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1
1.425%(c)	11/25/34	854	$801,704
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.950%(c)	04/25/33	313	309,872
Series 2003-BC6, Class M1
1.650%(c)	07/25/33	540	516,815
Series 2003-BC11, Class M2
3.075%(c)	10/25/33	703	697,726
Series 2004-6, Class M2
2.475%(c)	07/25/34	324	306,215
Series 2004-8, Class M2
1.455%(c)	09/25/34	796	715,036
VOLT XXII LLC,
Series 2015-NPL4, Class A1, 144A
3.500%	02/25/55	629	629,058
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2
1.500%(c)	10/25/34	797	752,017
Series 2004-2, Class M8A, 144A
5.025%(c)	10/25/34	734	691,825
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A^
2.150%	12/20/26	1,008	996,605

			59,139,378

TOTAL ASSET-BACKED SECURITIES (cost $58,296,128)			59,838,469

BANK LOANS(c) — 0.2%
Albertson’s LLC,
2016-1 Term B-5 Loan
4.750%	12/21/22	319	321,794
Ardagh Holdings USA, Inc.,
New Term Loan
4.000%	12/17/19	47	46,839
Avago Technologies Holdings Ltd.,
Term Loan B-3
3.524%	11/10/22	260	263,234
Avaya, Inc.,
Term B-7 Loan
6.250%	05/29/20	141	109,331
Berry Plastics Corp.,
Term G Loan
3.500%	01/06/21	20	19,994
California Resources Corp.,
Term Loan
11.375%	08/05/21	112	117,413
Chesapeake Energy Corp.,
Term Loan (Class A)
8.500%	08/15/21	205	214,533

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Concordia Healthcare Corp.,
Initial Dollar Term Loan
5.250%	10/21/22	99	$88,612
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	115	114,713
Dell Software Group,
Term Loan
6.500%	09/15/22	60	59,475
Delta 2 Lux Sarl,
Second Lien Facility
7.750%	07/29/22	80	80,050
Dole Food Co., Inc.,
Tranche B Term Loan
4.500%	11/01/18	92	91,835
Drillships Ocean Ventures, Inc.,
Term Loan
5.500%	07/08/21	26	18,119
Entravision,
Tranche B Term Loan
3.500%	05/31/20	139	138,922
EP Energy LLC,
Term Loan
9.750%	06/30/21	147	144,060
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)^
8.375%	09/30/20	75	30,375
First Data Corp.,
2021 New Dollar Term Loan
4.525%	03/24/21	836	839,521
Floatel Delaware LLC/Floatel International Ltd.,
Initial Term Loan^
6.000%	05/20/20	36	24,517
Graton Economic Development Authority,
Incremental Term B Loan
4.750%	09/09/22	90	89,786
Gray Television, Inc.,
Term Loan B
3.938%	06/13/21	20	20,025
iHeartCommunications, Inc.,
Tranche D Term Loan
7.274%	01/30/19	79	60,682
Tranche E Term Loan
8.024%	07/30/19	132	101,093

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Infor US, Inc.,
Tranche B-5 Term Loan
3.750%	06/03/20	150	$148,199
Intrawest Operations Group LLC,
Initial Term Loan
5.000%	12/09/20	24	23,991
J.Crew Group, Inc.,
Initial Loan
4.000%	02/28/21	116	91,691
Landry’s Inc.,
Term Loan
4.060%	09/22/23	54	54,270
Media General, Inc.,
Term B Loan
4.000%	07/31/20	19	19,217
Micro Holding LP,
Closing Date Term B Loan
3.750%	12/16/22	60	60,203
MTL Publishing LLC,
Term B-3 Loan
4.000%	08/19/22	19	19,228
NFR Energy LLC,
Term Loan (Second Lien)(i)
9.070%(s)	12/31/18	65	1,862
Pinnacle Foods Finance LLC,
Tranche I Term Loan
3.275%	01/13/23	55	54,919
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien)
5.750%	08/21/20	30	30,056
Tranche 2 Term Loan (Second Lien)
4.875%	06/21/21	189	189,172
ROC Finance LLC,
Funded Term B Loan
5.000%	06/20/19	86	84,549
Scientific Games International, Inc.,
Initial Term Loan
6.000%	10/18/20	29	29,253
Sears Roebuck Acceptance Corp.,
Term Loan
5.500%	06/30/18	112	109,228
Shelf Drilling,
Term Loan^
10.000%	10/01/18	40	22,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
SolarWinds Holdings, Inc.,
Term Loan^
5.500%	01/29/23	100	$99,625
Stardust Finance Holdings, Inc.,
Term Loan (Senior Lien)
6.500%	02/26/22	100	99,563
SUPERVALU, Inc.,
New Term Loan
5.500%	03/18/19	40	39,925
5.500%	03/21/19	11	11,337
Texas Competetive Electric Holdings Co. LLC,
Term C Loan
5.000%	07/26/23	140	140,735
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.998%	10/10/17	890	258,239
Tribune Media Company,
Term B Loan
3.750%	12/27/20	124	124,178
Virgin Media Investment Holdings Ltd.,
F Facility
3.649%	06/30/23	45	45,150
Viskase Cos., Inc.,
Initial Term Loan
4.250%	01/30/21	47	43,948
Western Refining, Inc.,
2016 Incremental Term Loans
5.500%	05/18/23	70	69,607

TOTAL BANK LOANS (cost $5,643,846)			4,865,868

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	8	7,636
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	388	386,762
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	200,005
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16, Class AM
5.910%(c)	06/11/40	530	542,620
Series 2007-PW17, Class AJ

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
6.083%(c)	06/11/50	1,000	$1,004,506
Series 2007-PW17, Class AMFL, 144A
1.217%(c)	06/11/50	855	841,543
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.951%(c)	07/10/38	376	375,563
FHLMC Multifamily Structured Pass-Through Certificates,
Series K708, Class X1, IO
1.593%(c)	01/25/19	11,776	340,258
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.558%(c)	08/10/44	1,300	1,314,252
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,585,386
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	127	127,216
Series 2006-LDP8, Class D
5.618%(c)	05/15/45	500	458,863
Series 2007-LDPX, Class AM
5.464%(c)	01/15/49	1,500	1,470,547
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	2,000	1,859,900
Series 2007-C1, Class AM
5.455%	02/15/40	780	786,054
Series 2007-C2, Class A3
5.430%	02/15/40	493	496,924
Series 2007-C7, Class A3
5.866%(c)	09/15/45	389	403,219
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	568	585,400
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AM
5.360%	11/12/41	351	351,139
Series 2006-IQ12, Class AM
5.370%	12/15/43	685	686,196
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,455	1,457,540
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51	175	173,973
Series 2012-XA, Class B, 144A
0.250%	07/27/49	900	806,075
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.731%(c)	05/10/45	1,100	1,127,835
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	528,464
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
5.839%(c)	04/15/47	500	480,137
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
4.317%(c)	03/15/45		765	$716,829

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,650,532)				19,114,842

CONVERTIBLE BONDS — 4.2%
Austria
IMMOFINANZ AG,
Sr. Unsec’d. Notes, RegS
4.250%	03/08/18	EUR	149	742,344

Belgium
Bekaert SA,
Sr. Unsec’d. Notes, RegS
—%	06/09/21	EUR	500	581,056
Sagerpar SA,
Gtd. Notes, RegS
0.375%	10/09/18	EUR	400	484,616

				1,065,672

China — 0.2%
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes, RegS
—%	01/29/21		500	555,000
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes, RegS
—%	02/05/21		500	520,000
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes
1.000%	07/01/20		1,472	1,595,280
1.250%	10/15/18		274	353,289
Sr. Unsec’d. Notes, 144A
1.250%	09/15/22		870	873,806
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes, RegS
—%	02/26/18		750	783,937
Kingsoft Corp. Ltd.,
Sr. Unsec’d. Notes, RegS
1.250%	04/11/19	HKD	4,000	510,546
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes, RegS
—%	11/07/18		600	699,000
Shenzhou International Group Holdings Ltd.,
Sr. Unsec’d. Notes, RegS
0.500%	06/18/19	HKD	4,000	752,282
Vipshop Holdings Ltd.,
Sr. Unsec’d. Notes
1.500%	03/15/19		640	688,800

				7,331,940

Czech Republic
CEZ MH BV,
Gtd. Notes, MTN, RegS
—%	08/04/17	EUR	400	460,801

Finland
Solidium Oy,
Sr. Unsec’d. Notes, RegS
—%	09/04/18	EUR	500	578,247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
France — 0.3%
Air France-Klm,
Gtd. Notes, RegS
2.030%	02/15/23	EUR	28	$325,850
Airbus Group SE,
Sr. Unsec’d. Notes, MTN, RegS
—%	07/01/22	EUR	500	563,363
—%	06/14/21	EUR	1,100	1,324,661
Capgemini SA,
Sr. Unsec’d. Notes, RegS
—%	01/01/19	EUR	347	345,431
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, RegS
—%	12/06/16	EUR	622	470,942
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT
3.340%	01/01/17	EUR	270	294,601
Sr. Unsec’d. Notes, REIT, RegS
0.875%	04/01/19	EUR	505	579,828
Ingenico Group SA,
Sr. Unsec’d. Notes, RegS
—%	06/26/22	EUR	177	333,639
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes, RegS
—%	02/16/21		254	640,327
Safran SA,
Sr. Unsec’d. Notes, RegS
—%	12/31/20	EUR	786	834,325
Suez,
Sr. Unsec’d. Notes, RegS
—%	02/27/20	EUR	23	507,027
Technip SA,
Sr. Unsec’d. Notes, RegS
0.875%	01/25/21	EUR	300	419,405
TOTAL SA,
Sr. Unsec’d. Notes, MTN, RegS
0.500%	12/02/22		800	813,920
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT, RegS
—%	07/01/21	EUR	125	454,584
Valeo SA,
Sr. Unsec’d. Notes, MTN, RegS
—%	06/16/21		200	213,750
Veolia Environnement SA,
Sr. Unsec’d. Notes, RegS
—%	03/15/21	EUR	2,406	825,703
Wendel SA,
Sr. Unsec’d. Notes, RegS
—%	07/31/19	EUR	392	237,871

				9,185,227

Germany — 0.4%
Aroundtown Property Holdings PLC,
Sr. Unsec’d. Notes, RegS
1.500%	01/18/21	EUR	600	730,294
Brenntag Finance BV,
Gtd. Notes, RegS
1.875%	12/02/22		500	534,000
Deutsche Post AG,
Sr. Unsec’d. Notes, RegS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Germany (cont’d.)
0.600%	12/06/19	EUR	800	$1,234,613
Deutsche Wohnen AG,
Sr. Unsec’d. Notes, RegS
0.500%	11/22/20	EUR	300	627,271
Fresenius SE & Co. KGaA,
Gtd. Notes, RegS
—%	09/24/19	EUR	600	985,475
Grand City Properties SA,
Sr. Unsec’d. Notes, RegS
0.250%	03/02/22	EUR	600	707,714
Haniel Finance Deutschland GmbH,
Gtd. Notes, RegS
—%	05/12/20	EUR	500	573,473
LEG Immobilien AG,
Sr. Unsec’d. Notes, RegS
0.500%	07/01/21	EUR	200	357,901
MTU Aero Engines AG,
Sr. Unsec’d. Notes, RegS
0.125%	05/17/23	EUR	400	466,507
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN, RegS
—%	02/18/21	EUR	500	623,125
Sr. Unsec’d. Notes, RegS
0.358%	12/31/18	EUR	700	822,521
Rocket Internet SE,
Sr. Unsec’d. Notes, RegS
3.000%	07/22/22	EUR	500	485,009
Siemens Financieringsmaatschappij NV,
Gtd. Notes, RegS
1.050%	08/16/17		2,750	2,970,550

				11,118,453

Hong Kong — 0.1%
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes, RegS
—%	01/05/23		1,200	1,237,500

Hungary
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes, RegS
3.375%	04/02/19	EUR	800	1,012,638

Israel
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		625	745,703

Italy — 0.1%
Eni SpA,
Sr. Unsec’d. Notes, MTN, RegS
—%	04/13/22	EUR	400	468,035
Telecom Italia Finance SA,
Gtd. Notes, RegS
6.125%	11/15/16	EUR	1,200	1,319,179

				1,787,214

Japan — 0.4%
Asics Corp.,
Sr. Unsec’d. Notes, RegS
—%	03/01/19	JPY	70,000	739,485
Chugoku Electric Power Co., Inc. (The),

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Sr. Sec’d. Notes, RegS
—%	03/25/20	JPY	80,000	$795,819
Kansai Paint Co. Ltd.,
Sr. Unsec’d. Notes, RegS
—%	06/17/22	JPY	50,000	513,042
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes, RegS
—%	09/26/18	JPY	60,000	609,733
Mebuki Financial Group, Inc.,
Sr. Unsec’d. Notes, RegS
—%	04/24/19		400	392,500
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes, RegS
0.307%	12/11/24	JPY	40,000	444,455
NH Foods Ltd.,
Sr. Unsec’d. Notes
—%	09/26/18	JPY	80,000	933,879
Resorttrust, Inc.,
Sr. Unsec’d. Notes, RegS
—%	12/01/21	JPY	40,000	405,305
Shizuoka Bank Ltd. (The),
Sr. Unsec’d. Notes, RegS
—%	04/25/18		400	392,000
Sony Corp.,
Sr. Unsec’d. Notes
—%	09/30/22	JPY	81,000	847,702
Suzuki Motor Corp.,
Sr. Unsec’d. Notes, RegS
—%	03/31/21	JPY	120,000	1,295,498
Terumo Corp.,
Sr. Unsec’d. Notes, RegS
—%	12/04/19	JPY	50,000	570,485
0.486%	12/06/21	JPY	30,000	351,166
Tohoku Electric Power Co., Inc.,
Sr. Sec’d. Notes, RegS
—%	12/03/20	JPY	80,000	794,833
Toppan Printing Co. Ltd.,
Sr. Unsec’d. Notes, RegS
—%	12/19/19	JPY	90,000	931,463
Toray Industries, Inc.,
Sr. Unsec’d. Notes, RegS
—%	08/31/21	JPY	40,000	506,385
—%	08/30/19	JPY	60,000	711,355
Unicharm Corp.,
Sr. Unsec’d. Notes, RegS
—%	09/25/20	JPY	50,000	601,548
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes, RegS
—%	06/28/19	JPY	90,000	972,955
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes, RegS
0.357%(c)	03/26/20		500	516,750

				13,326,358

Malaysia
Cahaya Capital Ltd.,
Sr. Unsec’d. Notes, RegS
—%	09/18/21		600	592,950

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Malaysia (cont’d.)
Indah Capital Ltd.,
Sr. Unsec’d. Notes, RegS
0.078%	10/24/18	SGD	750	$607,722

				1,200,672

Mexico — 0.1%
America Movil BV,
Gtd. Notes, RegS
5.500%	09/17/18	EUR	300	302,666
America Movil SAB de CV,
Sr. Unsec’d. Notes, RegS
—%	05/28/20	EUR	2,200	2,430,605
Cemex SAB de CV,
Sub. Notes
3.750%	03/15/18		500	561,250

				3,294,521

Netherlands — 0.1%
NXP Semiconductors NV,
Sr. Unsec’d. Notes(a)
1.000%	12/01/19		1,200	1,413,000

Norway
Marine Harvest ASA,
Sr. Unsec’d. Notes, RegS
0.125%	11/05/20	EUR	400	520,428

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.950%	10/17/23	SGD	1,750	1,299,314

South Africa — 0.1%
Remgro Jersey GBP Ltd.,
Sr. Sec’d. Notes, RegS
2.625%	03/22/21	GBP	200	273,097
Shoprite Investments Ltd.,
Sr. Unsec’d. Notes, RegS
6.500%	04/03/17	ZAR	1	465,390
Steinhoff Finance Holding GmbH,
Gtd. Notes, RegS
1.250%	08/11/22	EUR	700	808,367
1.250%	10/21/23	EUR	1,000	1,137,959
4.000%	01/30/21	EUR	400	652,130

				3,336,943

Spain — 0.1%
Acciona SA,
Sr. Unsec’d. Notes, RegS
3.000%	01/30/19	EUR	300	424,797
ACS Actividades Finance 2 BV,
Sr. Sec’d. Notes, RegS
1.625%	03/27/19	EUR	600	733,394
OHL Investments SA,
Sr. Sec’d. Notes, RegS
4.000%	04/25/18	EUR	300	313,416
Telefonica Participaciones SAU,
Gtd. Notes, MTN, RegS
—%	03/09/21	EUR	600	678,462
Gtd. Notes, RegS
4.900%	09/25/17	EUR	1,000	965,524
Telefonica SA,

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Spain (cont’d.)
Sr. Unsec’d. Notes, MTN, RegS
6.000%	07/24/17	EUR	900	$877,667

				3,993,260

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes, RegS
—%	05/15/19	SEK	5,000	634,704

Switzerland
Swiss Life Holding AG,
Sr. Unsec’d. Notes, RegS
—%	12/02/20	CHF	475	581,343

Taiwan
Advanced Semiconductor Engineering, Inc.,
Sr. Unsec’d. Notes, RegS
—%	09/05/18		600	755,850

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN, RegS
0.500%	03/27/20	EUR	1,700	1,518,215
National Bank of Abu Dhabi PJSC,
Sr. Unsec’d. Notes, MTN, RegS
1.000%	03/12/18		800	798,000

				2,316,215

United Kingdom — 0.2%
Balfour Beatty Finance No.2 Ltd.,
Gtd. Notes, RegS
1.875%	12/03/18	GBP	200	259,877
BP Capital Markets PLC,
Gtd. Notes, RegS
1.000%	04/28/23	GBP	200	297,465
British Land Jersey Ltd.,
Gtd. Notes, MTN, RegS
1.500%	09/10/17	GBP	400	538,677
British Land White 2015 Ltd.,
Gtd. Notes, REIT, RegS
—%	06/09/20	GBP	600	734,135
Intu Jersey Ltd.,
Gtd. Notes, REIT, RegS
2.500%	10/04/18	GBP	200	271,853
J Sainsbury PLC,
Sr. Unsec’d. Notes, RegS
1.250%	11/21/19	GBP	300	401,597
Subsea 7 SA,
Sr. Unsec’d. Notes, RegS
1.000%	10/05/17		600	588,600
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN, RegS
2.777%	11/26/20	GBP	1,100	1,411,784
Sub. Notes, RegS
2.000%	02/25/19	GBP	200	279,345

				4,783,333

United States — 1.9%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		661	1,157,576
Blackhawk Network Holdings, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
1.500%	01/15/22	331	$315,277
Brocade Communications Systems, Inc.,
Gtd. Notes
1.375%	01/01/20	577	569,427
CenterPoint Energy, Inc.,
Sub. Notes
4.184%	09/15/29	1,197	686,031
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45	497	315,284
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19	1,289	1,457,376
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	639	325,091
3.125%	05/15/24	590	224,200
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	08/15/26	1,642	1,797,990
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21	603	657,270
Extra Space Storage LP,
Gtd. Notes, REIT, 144A
3.125%	10/01/35	576	621,720
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35	1,098	1,000,553
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21	486	530,347
1.303%(s)	06/15/19	685	708,975
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22	750	658,125
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	1,945	2,685,316
3.250%	08/01/39	1,351	2,470,641
Intercept Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	07/01/23	326	364,509
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21	627	583,502
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21	600	608,250
Lam Research Corp.,
Sr. Unsec’d. Notes
1.250%	05/15/18	158	251,516
Liberty Interactive LLC,
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46	674	711,913
Liberty Media Corp.,
Sr. Unsec’d. Notes

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
1.375%	10/15/23		776	$808,980
Sr. Unsec’d. Notes, 144A
2.250%	09/30/46		506	525,291
Medicines Co. (The),
Sr. Unsec’d. Notes, 144A
2.750%	07/15/23		688	700,470
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		400	504,750
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		338	874,364
Sr. Sub. Notes
1.625%	02/15/25		1,499	1,911,225
Micron Technology, Inc.,
Sr. Unsec’d. Notes(a)
3.000%	11/15/43		1,142	1,014,953
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		512	776,640
National Grid North America, Inc.,
Sr. Unsec’d. Notes, MTN, RegS
0.900%	11/02/20	GBP	400	555,008
Newmont Mining Corp.,
Gtd. Notes
1.625%	07/15/17		584	636,560
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		753	2,097,576
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	11/01/35		631	591,957
NuVasive, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	03/15/21		629	795,685
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		1,050	3,572,625
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18		313	375,796
ON Semiconductor Corp.,
Gtd. Notes
1.000%	12/01/20		793	803,904
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
1.573%(s)	07/01/19		441	672,249
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20		283	362,240
0.900%	09/15/21		2,124	2,280,645
1.000%	03/15/18		563	890,947
QIAGEN NV,
Sr. Unsec’d. Notes, RegS
0.375%	03/19/19		600	670,200
Red Hat, Inc.,
Sr. Unsec’d. Notes(a)
0.250%	10/01/19		801	1,013,766

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19	543	$578,974
salesforce.com, inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18	960	1,147,800
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.350%(s)	11/01/18	658	801,115
SolarCity Corp.,
Sr. Unsec’d. Notes(a)
1.625%	11/01/19	247	185,250
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes, REIT
2.875%	05/15/19	308	340,147
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21	547	413,669
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19	1,882	1,705,563
1.250%	03/01/21	565	485,661
1.500%	06/01/18	445	717,006
Trinity Industries, Inc.,
Sub. Notes
3.875%	06/01/36	340	406,300
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	09/15/19	743	713,280
1.000%	09/15/21	1,156	1,094,587
VEREIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	12/15/20	1,161	1,185,671
VeriSign, Inc.,
Jr. Sub. Notes
4.485%	08/15/37	930	2,131,444
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33	550	547,250
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21	1,220	1,368,687
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20	750	801,094
Yahoo!, Inc.,
Sr. Unsec’d. Notes
1.398%(s)	12/01/18	1,040	1,064,856

			56,825,074

TOTAL CONVERTIBLE BONDS
(cost $124,709,037)			129,546,754

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 16.3%
Argentina — 0.1%
Petrobras Argentina SA,
Sr. Unsec’d. Notes, RegS
7.375%	07/21/23	400	$413,000
YPF SA,
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	66	73,656
Sr. Unsec’d. Notes, RegS
8.500%	03/23/21	98	109,368
8.750%	04/04/24	739	822,950

			1,418,974

Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A
4.400%	05/19/26	550	583,765
BHP Billiton Finance USA Ltd.,
Gtd. Notes
2.050%	09/30/18	96	97,311
4.125%	02/24/42	135	140,208
5.000%	09/30/43	169	199,743
6.420%	03/01/26	75	94,639
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	40	40,716
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	200	221,109
6.250%	01/14/21	300	342,358
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	400	400,306
Sr. Unsec’d. Notes
1.600%	08/19/19	650	650,029
2.000%	08/19/21	630	628,984
2.600%	11/23/20	160	164,446

			3,563,614

Bahamas
Ultrapetrol Bahamas Ltd.,
Sr. Sec’d. Notes
8.875%(g)(i)	06/15/21	200	40,000

Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.900%	02/01/19	180	181,738
2.650%	02/01/21	505	521,107
3.300%	02/01/23	390	411,648
3.650%	02/01/26	2,780	2,985,720
4.700%	02/01/36	175	201,210
4.900%(a)	02/01/46	165	196,314

			4,497,737

Brazil — 0.2%
Caixa Economica Federal,
Sr. Unsec’d. Notes, MTN, RegS
4.500%	10/03/18	950	961,875
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.875%	07/15/24	311	309,445

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
7.250%	06/01/21	172	$177,806
Petrobras Global Finance BV,
Gtd. Notes
5.375%	01/27/21	477	471,753
6.750%	01/27/41	170	145,945
6.850%	06/05/15	770	651,420
6.875%	01/20/40	331	292,174
8.375%	05/23/21	980	1,070,650
8.750%	05/23/26	640	707,200

			4,788,268

Canada — 0.6%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	670	701,825
Sr. Sec’d. Notes, 144A
4.625%	01/15/22	20	20,800
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35	200	196,612
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	69	72,650
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28	163	169,167
ATS Automation Tooling Systems, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23	56	57,400
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.500%	07/18/19	395	394,164
1.900%	08/27/21	865	860,482
2.375%	01/25/19	365	372,050
2.550%	11/06/22	340	348,451
Bank Of Nova Scotia (The),
Sr. Unsec’d. Notes
1.650%	06/14/19	1,460	1,462,581
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes, BKNT
2.450%	03/22/21	195	199,722
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	192	210,318
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19	14	13,615
5.500%	09/15/18	28	28,420
6.125%	01/15/23	31	27,513
7.500%	03/15/25	150	138,187
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
3.800%	04/15/24	505	502,572
3.900%	02/01/25	420	421,704
6.250%	03/15/38	150	167,802
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31	285	394,056

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23	95	$96,187
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	280	266,248
4.450%	09/15/42	9	7,427
5.200%	09/15/43	115	103,266
5.700%	10/15/19	43	46,157
6.750%	11/15/39	52	56,199
Concordia International Corp.,
Gtd. Notes, 144A
7.000%(a)	04/15/23	169	108,583
Cott Beverages, Inc.,
Gtd. Notes
5.375%	07/01/22	238	245,140
6.750%	01/01/20	50	52,125
Encana Corp.,
Sr. Unsec’d. Notes
3.900%	11/15/21	5	5,010
6.625%	08/15/37	45	47,180
Garda World Security Corp.,
Gtd. Notes, 144A
7.250%	11/15/21	93	85,793
HudBay Minerals, Inc.,
Gtd. Notes
9.500%	10/01/20	35	35,096
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	150	195,603
9.400%	02/01/21	50	64,798
Lundin Mining Corp.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/20	55	58,437
7.875%(a)	11/01/22	120	127,800
Mattamy Group Corp.,
Gtd. Notes, 144A
6.500%	11/15/20	91	90,716
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%(a)	01/30/23	627	496,114
6.500%	03/15/21	43	35,099
7.000%	03/31/24	280	221,200
New Gold, Inc.,
Gtd. Notes, 144A
6.250%	11/15/22	67	68,507
7.000%	04/15/20	100	102,750
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	100	101,250
5.250%	08/01/23	60	61,350
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23	90	91,800
5.875%	06/01/26	36	37,665
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17	225	229,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24	2	$1,630
6.500%	12/15/21	200	181,000
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	765	795,600
Rogers Communications, Inc.,
Gtd. Notes
5.450%	10/01/43	95	116,741
8.750%	05/01/32	240	352,055
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.625%	04/15/19	585	586,319
2.500%	01/19/21	290	299,302
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19	805	803,986
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	150	181,491
6.500%	06/15/38	75	98,204
Teck Resources Ltd.,
Gtd. Notes
3.000%	03/01/19	24	23,640
3.750%	02/01/23	55	50,394
4.750%	01/15/22	191	187,180
6.000%	08/15/40	325	299,813
Gtd. Notes, 144A
8.000%	06/01/21	10	10,875
8.500%	06/01/24	38	43,510
Sr. Unsec’d. Notes
6.125%	10/01/35	30	28,200
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	285	293,067
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	740	737,229
2.125%	04/07/21	220	222,631
2.250%	11/05/19	200	204,038
Sub. Notes
3.625%(c)	09/15/31	165	165,455
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	160,170
6.200%	10/15/37	100	127,606
7.125%	01/15/19	100	111,347
7.250%	08/15/38	125	177,207
Transcanada Trust,
Gtd. Notes
5.625%(c)	05/20/75	29	29,363
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
7.875%	01/15/19	315	292,950
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	208	216,320

			16,694,234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes, RegS
4.500%	08/13/23	500	$534,119
4.500%	09/16/25	800	843,625
4.875%	11/04/44	550	563,724

			1,941,468

China — 0.1%
CITIC Ltd.,
Sr. Unsec’d. Notes, EMTN, RegS
6.800%	01/17/23	300	367,174
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	254	256,987
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	203,801
Franshion Development Ltd.,
Gtd. Notes, RegS
6.750%	04/15/21	200	230,125
Sinochem Overseas Capital Co. Ltd.,
Gtd. Notes, RegS
4.500%	11/12/20	680	738,765
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	276,543
Sinopec Group Overseas Development 2015 Ltd.,
Gtd. Notes, RegS
4.100%	04/28/45	200	210,130
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	200,429

			2,483,954

Colombia
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	818	851,497
5.875%	05/28/45	427	391,687

			1,243,184

Costa Rica
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, RegS
6.375%	05/15/43	200	174,500

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, RegS
5.875%	10/23/22	200	219,420

Denmark
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
1.650%	09/06/19	650	649,152

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19	57	61,417
6.625%	05/15/39	50	54,250

			$115,667

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France — 0.2%
Air Liquide Finance SA,
Gtd. Notes, 144A
1.750%	09/27/21	200	199,389
Albea Beauty Holdings SA,
Sr. Sec’d. Notes, 144A
8.375%	11/01/19	400	418,000
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	291	321,919
BPCE SA,
Sr. Unsec’d. Notes, BKNT
2.650%	02/03/21	675	695,953
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.375%	07/01/21	575	582,443
2.750%	06/10/20	400	411,815
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	80	86,328
Orange SA,
Sr. Unsec’d. Notes
9.000%	03/01/31	170	271,234
Pernod Ricard SA,
Sr. Unsec’d. Notes, 144A
3.250%	06/08/26	295	299,656
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	600	612,000
6.250%	05/15/24	400	397,381
7.375%	05/01/26	400	408,876
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49	490	480,200
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21	220	225,800
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23	332	341,889
3.700%	01/15/24	120	131,584

			5,884,467

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, RegS
7.750%	07/11/22	260	294,785

Germany — 0.2%
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.500%	07/05/19	910	904,941
2.250%	07/31/19	150	152,255
2.250%	03/02/20	680	690,193
2.450%	05/18/20	150	153,167
Gtd. Notes
8.500%	01/18/31	170	276,447

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.950%	08/20/20		69	$66,491
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		345	337,479
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.485%	09/19/23		615	615,941
Fresenius Medical Care AG & Co. KGaA,
Gtd. Notes, RegS
1.125%	01/31/20	EUR	600	843,932
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
4.125%	10/15/20		40	42,108
4.750%	10/15/24		55	57,750
5.875%(a)	01/31/22		388	439,410
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21		2	2,240
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26		200	201,000
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23		250	258,750
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
2.000%	09/15/23		250	246,311
2.350%	10/15/26		250	246,901
6.125%	08/17/26		160	208,077
ZF North America Capital, Inc.,
Gtd. Notes, 144A
4.500%	04/29/22		200	212,076
4.750%	04/29/25		935	981,750

				6,937,219

Hong Kong
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22		200	212,116
Shimao Property Holdings Ltd.,
Gtd. Notes, RegS
8.375%	02/10/22		200	227,500

				439,616

India
Bharti Airtel International Netherlands BV,
Gtd. Notes, RegS
5.125%	03/11/23		200	217,409
Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN, RegS
4.000%	01/14/23		200	212,846
IDBI Bank Ltd./DIFC Dubai,
Sr. Unsec’d. Notes, MTN, RegS
3.750%	01/25/19		200	203,680

				633,935

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, MTN, RegS
6.450%	05/30/44	260	$301,184
Sr. Unsec’d. Notes, RegS
4.875%	05/03/22	560	603,481
6.000%	05/03/42	200	220,168
6.500%	05/27/41	200	233,442
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, RegS
5.500%	11/22/21	200	222,648

			1,580,923

Ireland
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24	550	585,750
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	35	36,441
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23	200	212,000
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	160,862
6.500%(c)	10/29/49	83	62,238

			1,057,291

Israel
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21	77	81,781
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20	165	166,572
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	150	149,434
2.800%	07/21/23	350	350,898
3.150%	10/01/26	145	145,671
4.100%	10/01/46	40	39,810

			934,166

Italy
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21	350	365,750

Japan
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	219,864
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22	100	103,253
Mizuho Bank Ltd.,
Gtd. Notes, 144A
2.700%	10/20/20	215	219,960
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18	267	268,581

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan (cont’d.)
SoftBank Group Corp.,
Gtd. Notes, 144A
4.500%	04/15/20	200	$207,500

			1,019,158

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, RegS
6.950%	07/10/42	660	716,958
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, MTN, RegS
6.375%	04/09/21	200	220,500
9.125%	07/02/18	100	110,381
Sr. Unsec’d. Notes, RegS
7.000%	05/05/20	500	555,000

			1,602,839

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	700	718,375
7.500%	05/15/26	275	286,344
Altice Luxembourg SA,
Gtd. Notes, 144A
7.750%	05/15/22	850	907,375
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25	103	112,270
7.250%(a)	02/25/22	344	390,440
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	149	153,656
INEOS Group Holdings SA,
Gtd. Notes, 144A
5.625%(a)	08/01/24	575	564,219
Sec’d. Notes, 144A
5.875%(a)	02/15/19	700	714,000
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	634	439,045
7.250%	04/01/19	76	61,133
7.250%	10/15/20	1,600	1,240,000
Sr. Sec’d. Notes, 144A
8.000%(a)	02/15/24	318	318,795
Intelsat Luxembourg SA,
Gtd. Notes
7.750%	06/01/21	204	68,340
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	100	101,999

			6,075,991

Malaysia — 0.1%
1MDB Global Investments Ltd.,
Sr. Unsec’d. Notes, RegS
4.400%	03/09/23	1,000	880,154
Petroliam Nasional Bhd,
Sr. Unsec’d. Notes, RegS
7.625%	10/15/26	400	569,757

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Malaysia (cont’d.)
Petronas Capital Ltd.,
Gtd. Notes, MTN, RegS
3.500%	03/18/25	400	$430,395

			1,880,306

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40	100	119,247
BBVA Bancomer SA/Texas,
Sub. Notes, RegS
6.750%	09/30/22	560	625,800
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%(a)	05/05/25	890	914,475
Sr. Sec’d. Notes, RegS
6.125%	05/05/25	500	513,750
Petroleos Mexicanos,
Gtd. Notes
2.699%(c)	07/18/18	30	30,300
3.500%	07/18/18	10	10,230
4.875%	01/18/24	500	506,250
6.375%	01/23/45	360	343,800
6.500%	06/02/41	170	165,325
6.625%	06/15/35	200	203,570
Gtd. Notes, 144A
6.375%	02/04/21	50	54,505
Gtd. Notes, MTN
5.625%	01/23/46	250	218,075
Gtd. Notes, MTN, 144A
6.750%	09/21/47	939	939,000
Gtd. Notes, MTN, RegS
6.875%	08/04/26	850	958,375

			5,602,702

Morocco
OCP SA,
Sr. Unsec’d. Notes, RegS
6.875%	04/25/44	460	521,142

Netherlands — 0.3%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20	585	597,023
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes
3.950%	02/01/22	520	533,000
4.625%	07/01/22	800	841,000
Bluewater Holding BV,
Gtd. Notes, RegS, 144A
10.000%	12/10/19	200	91,000
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26	250	250,409
4.625%	12/01/23	250	269,976
Gtd. Notes, MTN
3.875%	02/08/22	375	410,391
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20	250	254,327
3.375%	05/21/25	250	265,143

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	30	$30,043
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	180	194,738
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
4.125%	06/01/21	200	214,250
5.750%	03/15/23	700	750,750
Shell International Finance BV,
Gtd. Notes
1.875%	05/10/21	275	275,291
2.375%	08/21/22	150	152,475
3.400%	08/12/23	175	186,765
3.750%	09/12/46	149	147,097
4.000%	05/10/46	465	475,697
4.300%	09/22/19	150	161,977
4.375%	03/25/20	400	436,585
4.550%	08/12/43	275	303,327
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	950	954,418

			7,795,682

New Zealand
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
7.000%	07/15/24	550	589,875
Sr. Sec’d. Notes
5.750%(a)	10/15/20	480	495,000
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	130	134,225

			1,219,100

Norway
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	167,631
2.450%	01/17/23	155	158,010
3.150%	01/23/22	46	48,770
6.700%	01/15/18	20	21,351
7.250%	09/23/27	160	222,837

			618,599

Peru
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23	200	200,000
Cia Minera Milpo Saa,
Sr. Unsec’d. Notes, RegS
4.625%	03/28/23	260	260,000
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.875%	04/23/45	770	766,018

			1,226,018

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Philippines
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24		560	$761,935

Portugal
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21		310	335,197

Russia — 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sr. Unsec’d. Notes, RegS
7.750%	04/28/21		200	229,222
Russian Agricultural Bank Ojsc Via Rshb Capital SA,
Sr. Unsec’d. Notes, RegS
7.750%	05/29/18		100	107,025
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22		200	220,484
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes, RegS
5.375%	02/13/17		200	201,958
5.942%	11/21/23		950	1,003,457
6.025%	07/05/22		300	318,750

				2,080,896

Singapore
CapitaLand Ltd.,
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20	SGD	1,250	889,354

South Africa
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes, RegS
7.125%	02/11/25		860	883,375
Transnet SOC Ltd.,
Sr. Unsec’d. Notes, RegS
4.000%	07/26/22		200	194,098

				1,077,473

South Korea
Magnachip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21		125	111,563

Spain
Grifols Worldwide Operations Ltd.,
Gtd. Notes
5.250%	04/01/22		200	207,000
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18		151	154,564
5.134%	04/27/20		102	112,439

				474,003

Sri Lanka
National Savings Bank,
Sr. Unsec’d. Notes, RegS
8.875%	09/18/18		260	281,034

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sweden — 0.1%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes
1.500%	09/13/19	680	$676,045
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	625	627,469
Sr. Unsec’d. Notes, MTN, 144A
2.450%	05/27/20	300	306,709
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	312,067
Svenska Handelsbanken AB,
Gtd. Notes, GMTN
2.400%	10/01/20	505	514,925

			2,437,215

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	250	260,914
5.300%	08/13/19	100	109,532
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.125%	12/10/20	305	308,995
Gtd. Notes, 144A
3.450%	04/16/21	250	255,089
3.800%	06/09/23	400	405,312
4.550%	04/17/26	250	262,496
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	75	79,805
UBS AG,
Sr. Unsec’d. Notes, BKNT, GMTN
1.800%	03/26/18	800	801,592
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
2.650%	02/01/22	875	873,372
4.125%	04/15/26	430	452,138

			3,809,245

Trinidad & Tobago
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, RegS
9.750%	08/14/19	100	110,750

Tunisia
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes, RegS
5.750%	01/30/25	400	390,900

Ukraine
Oschadbank Via SSB #1 PLC,
Sr. Unsec’d. Notes, RegS
9.375%	03/10/23	260	251,602
Ukreximbank Via Biz Finance PLC,
Sr. Unsec’d. Notes, RegS
9.750%	01/22/25	200	191,540

			443,142

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Arab Emirates
DP World Ltd.,
Sr. Unsec’d. Notes, MTN, RegS
6.850%	07/02/37	150	$173,467
Sr. Unsec’d. Notes, RegS
1.750%	06/19/24	800	800,800
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
8.625%	11/01/18	35	27,825

			1,002,092

United Kingdom — 0.6%
Anglo American Capital PLC,
Gtd. Notes, 144A
4.125%	09/27/22	350	346,500
4.450%	09/27/20	160	162,800
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24	200	210,500
6.500%	07/15/22	450	473,063
AstraZeneca PLC,
Sr. Unsec’d. Notes
3.375%	11/16/25	530	566,024
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24	250	264,005
Barclays Bank PLC,
Sub. Notes, MTN, 144A
6.050%	12/04/17	800	836,528
Barclays PLC,
Jr. Sub. Notes
8.250%(c)	12/29/49	200	199,750
Sr. Unsec’d. Notes
3.200%	08/10/21	600	603,155
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20	300	310,650
BP Capital Markets PLC,
Gtd. Notes
2.750%	05/10/23	220	223,676
3.017%	01/16/27	255	259,019
3.119%	05/04/26	90	91,971
3.245%	05/06/22	655	689,859
3.535%	11/04/24	365	387,753
3.814%	02/10/24	350	377,893
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.375%	12/15/30	50	80,943
Fiat Chrysler Automobiles NV,
Sub. Notes
5.250%(a)	04/15/23	828	851,805
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.125%	08/12/20	1,995	2,138,612
4.750%	01/19/21	255	281,531
HSBC Holdings PLC,
Jr. Sub. Notes
6.875%(c)	12/29/49	351	365,040
Sr. Unsec’d. Notes
3.600%	05/25/23	440	454,430

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
4.000%	03/30/22	250	$266,360
Imperial Brands Finance PLC,
Gtd. Notes, 144A
4.250%	07/21/25	300	328,200
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
4.250%	11/15/19	200	208,500
Lloyds Bank PLC,
Gtd. Notes
2.050%	01/22/19	730	733,067
Nationwide Building Society,
Sr. Unsec’d. Notes, MTN, 144A
2.450%	07/27/21	485	490,890
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22	194	209,331
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%(c)	12/29/49	850	831,937
Sub. Notes
6.125%(a)	12/15/22	365	386,759
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	200	216,532
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	10/16/20	150	151,138
Santander UK PLC,
Sr. Unsec’d. Notes
2.500%	03/14/19	935	948,941
3.050%	08/23/18	250	256,093
Sub. Notes, 144A
5.000%	11/07/23	200	208,431
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	300	319,342
TI Group Automotive Systems LLC,
Sr. Unsec’d. Notes, 144A
8.750%(a)	07/15/23	315	342,563
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	01/15/25	450	460,125
5.500%	08/15/26	500	510,000
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	100	99,933
2.950%	02/19/23	150	154,091
6.150%	02/27/37	175	211,890

			17,509,630

United States — 12.6%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44	245	268,306
4.950%	10/15/45	245	277,743
6.150%	02/15/41	50	63,426
6.900%	03/01/19	100	112,434
9.500%	07/15/24	200	286,847

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
A Schulman, Inc.,
Gtd. Notes, 144A
6.875%	06/01/23	80	$80,800
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17	179	179,588
2.900%	11/06/22	200	205,079
3.200%	11/06/22	100	104,109
3.600%	05/14/25	185	193,374
4.450%	05/14/46	330	344,649
4.500%	05/14/35	100	106,572
4.700%	05/14/45	340	366,105
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	15	14,850
6.500%	03/01/24	40	41,900
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20	305	321,775
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	152	85,500
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	105	108,544
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18	193	194,990
3.000%	03/12/20	465	480,119
3.450%	03/15/22	245	257,210
3.800%	03/15/25	850	899,601
Actavis, Inc.,
Gtd. Notes
3.250%	10/01/22	187	193,830
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	150	150,187
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	390	375,375
4.125%	06/15/23	174	171,390
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	250	268,891
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24	55	54,037
AECOM,
Gtd. Notes
5.750%	10/15/22	65	68,270
5.875%	10/15/24	578	617,015
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	575	583,625
5.500%	03/15/24	75	78,047
5.500%	04/15/25	300	309,000
6.000%(a)	05/15/26	47	49,703

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Aetna, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/26	195	$198,261
3.500%	11/15/24	250	264,155
4.250%	06/15/36	165	170,898
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	153	99,067
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	150	200,493
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	09/04/18	250	252,271
3.000%	09/15/23	130	128,522
3.375%	06/01/21	490	508,297
3.875%	04/01/21	65	68,737
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	335	324,113
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21	150	160,313
7.625%	04/15/20	80	91,100
AK Steel Corp.,
Sr. Sec’d. Notes
7.500%	07/15/23	180	191,700
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.607%(a)(s)	02/15/19	526	513,836
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23	92	100,409
3.850%	12/01/42	70	73,244
5.600%	03/15/33	150	185,295
6.000%	03/01/39	95	125,377
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./ Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25	50	49,875
6.625%	06/15/24	462	480,480
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%(a)	10/01/24	250	265,937
5.400%	04/15/21	400	428,000
5.870%	02/23/22	125	134,375
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	85	85,000
Gtd. Notes, 144A
6.375%	07/01/23	17	17,340
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	105	113,137
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
2.750%	01/15/20	350	355,294
4.600%	04/01/22	120	130,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	48	$46,800
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	142	150,522
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	95	117,087
Sr. Unsec’d. Notes
4.125%	03/30/20	640	651,200
4.125%	02/13/22	1,010	1,021,363
4.250%	04/15/21	500	509,375
5.125%(a)	09/30/24	650	689,000
Sub. Notes
5.750%	11/20/25	400	418,500
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	200	206,750
5.500%	05/15/26	300	308,250
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	476	497,011
3.875%	09/16/46	280	290,486
4.000%	01/31/24	535	597,372
4.250%	08/09/42	70	75,735
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	460	509,874
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25	285	287,850
5.875%	02/15/22	66	68,310
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	675	679,219
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	170	180,729
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	229	249,413
American Airlines 2016-2 Class AA Pass Through Trust,
Pass-Through Certificates
3.200%	12/15/29	250	256,275
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	275	276,403
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19	80	83,300
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	180	188,100
6.625%(a)	10/15/22	200	211,500
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22	300	307,017

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18	415	$418,392
2.250%(a)	05/05/21	455	461,980
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	165	177,791
4.800%	07/10/45	535	566,202
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	01/15/27	485	482,746
3.300%	02/15/21	425	444,288
3.375%	10/15/26	265	268,608
3.450%	09/15/21	210	221,016
3.500%	01/31/23	240	250,336
5.900%	11/01/21	100	116,644
American Tower Trust I,
Pass-Through Certificates, REIT, 144A
1.551%	03/15/43	225	224,501
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	47	53,590
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	225	237,937
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24	22	23,320
5.875%	08/20/26	22	23,320
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23	280	306,862
Amgen, Inc.,
Sr. Unsec’d. Notes
1.850%	08/19/21	130	129,233
3.625%	05/15/22	475	510,001
4.400%	05/01/45	675	709,036
Sr. Unsec’d. Notes, 144A
4.563%	06/15/48	430	459,015
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%(a)	10/01/22	530	547,225
6.625%	06/01/21	300	309,000
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	57	57,570
Amsurg Corp.,
Gtd. Notes
5.625%(a)	07/15/22	75	76,687
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	350	405,655
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%(a)	07/15/24	315	310,717
8.700%	03/15/19	100	113,858
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	395	413,763

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	477	$480,577
5.375%	11/01/21	35	35,394
5.625%	06/01/23	310	315,813
6.000%	12/01/20	2	2,067
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	205	207,683
3.300%	01/15/23	140	146,720
4.625%	05/15/42	115	124,029
5.100%	01/15/44	235	272,571
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	369	378,646
5.100%	09/01/40	145	150,393
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	125	165,721
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	100	101,815
2.450%	08/04/26	200	200,196
3.250%	02/23/26	930	988,504
3.450%	02/09/45	55	52,551
3.850%	05/04/43	275	281,047
3.850%	08/04/46	240	245,463
4.650%	02/23/46	405	467,340
Aramark Services, Inc.,
Gtd. Notes
5.125%	01/15/24	200	208,000
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22	32	29,680
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	75	86,309
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	26	26,434
6.000%	04/01/20	150	166,131
7.500%	01/15/27	100	122,973
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	700	728,000
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	495	503,309
3.000%	06/30/22	155	159,357
3.400%	05/15/25	620	636,993
3.875%	08/15/21	145	156,519
4.125%	02/17/26	410	443,046
4.300%	12/15/42	465	458,650
4.350%	06/15/45	320	315,217
4.450%	04/01/24	450	494,618
4.750%	05/15/46	270	282,543
5.150%	03/15/42	102	110,675
5.500%	02/01/18	110	115,897
5.650%	02/15/47	610	718,942

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.300%	01/15/38	75	$93,613
6.350%	03/15/40	170	213,740
6.375%	03/01/41	170	213,011
Sr. Unsec’d. Notes, 144A
4.500%	03/09/48	105	105,550
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	349,133
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, REIT, GMTN
2.850%	03/15/23	200	202,537
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	30	6,600
Sr. Sec’d. Notes, 144A
7.000%(a)	04/01/19	140	103,250
9.000%	04/01/19	110	82,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	365	368,194
Gtd. Notes, 144A
6.375%	04/01/24	250	255,000
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	518	533,540
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	50	53,875
5.250%(a)	07/01/25	40	43,100
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	185	193,349
3.350%	07/01/23	430	459,259
3.500%	11/15/21	110	118,954
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49	240	250,200
8.000%(c)	07/29/49	1,105	1,127,100
8.125%(c)	12/29/49	305	312,816
Sr. Unsec’d. Notes
7.625%	06/01/19	675	774,636
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	304	314,691
3.500%(a)	04/19/26	630	654,702
Sr. Unsec’d. Notes, MTN
2.250%	04/21/20	600	604,131
3.875%	08/01/25	640	683,723
4.100%	07/24/23	100	108,108
5.000%	05/13/21	350	391,261
5.000%	01/21/44	155	182,473
5.625%	07/01/20	150	168,384
Sub. Notes, GMTN
4.450%(a)	03/03/26	595	638,558
Sub. Notes, MTN
3.950%	04/21/25	395	408,905
4.200%	08/26/24	300	317,683
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/29/49	484	476,740

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.950%(c)	12/29/49	160	$163,215
Sr. Unsec’d. Notes
3.550%	09/23/21	150	161,488
5.450%	05/15/19	100	109,869
Sr. Unsec’d. Notes, MTN
2.050%	05/03/21	265	266,795
2.500%	04/15/21	525	539,549
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	445	474,933
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20	83	84,937
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	505	521,519
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
4.915%	08/01/34	100	101,200
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	22	22,330
5.500%	09/01/22	475	495,187
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	300	358,672
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.500%	02/01/25	465	498,941
4.500%	02/01/45	110	122,899
6.125%	04/01/36	130	172,671
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	210	235,937
5.750%	01/15/40	180	239,654
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	515	535,180
3.125%	03/15/26	400	420,424
3.400%	01/31/22	178	192,773
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23	305	309,575
5.500%	05/15/22	55	56,925
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45	215	252,895
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23	96	112,800
10.000%	10/15/25	565	666,700
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%(a)	11/15/22	200	195,500
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19	181	157,923

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	13	$13,599
5.950%	06/01/26	405	447,755
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	175	243,345
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	154,166
3.800%	02/01/24	200	213,805
3.850%	02/01/23	305	325,988
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	427	462,227
Gtd. Notes, 144A
6.375%	04/01/26	15	16,087
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes, BKNT
1.450%	05/10/19	455	455,390
Briggs & Stratton Corp.,
Gtd. Notes
6.875%	12/15/20	55	61,325
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes, REIT
3.875%	08/15/22	165	172,961
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	115	116,150
5.850%	11/15/43	125	128,315
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	366	367,830
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	100	117,175
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	510	549,845
3.900%	08/01/46	360	384,840
4.100%	06/01/21	360	397,383
4.150%	04/01/45	110	121,148
4.450%	03/15/43	55	62,411
7.950%	08/15/30	100	151,333
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%(a)	04/15/20	308	322,630
8.625%	09/15/17	13	13,617
CalAtlantic Group, Inc.,
Gtd. Notes
5.875%	11/15/24	170	181,900
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	34	35,292
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21	2	1,060
Sec’d. Notes, 144A
8.000%	12/15/22	282	187,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Callon Petroleum Co.,
Sr. Unsec’d. Notes, 144A
6.125%	10/01/24	51	$52,785
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	95	96,187
5.875%	01/15/24	100	105,625
Sr. Unsec’d. Notes
5.750%	01/15/25	450	444,375
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.250%	02/13/19	500	506,482
Sub. Notes
3.375%	02/15/23	1,010	1,037,556
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/23	240	250,200
3.750%	04/24/24	120	127,402
Sub. Notes
3.750%	07/28/26	220	220,780
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19	250	284,601
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	100	102,336
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	225	236,236
CBL & Associates LP,
Ltd. Gtd. Notes, REIT
5.250%	12/01/23	236	241,035
CBS Corp.,
Gtd. Notes
2.900%	01/15/27	270	263,247
4.600%	01/15/45	220	225,762
5.900%	10/15/40	100	118,999
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	20	20,900
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	50	52,187
5.375%	05/01/25	724	759,295
5.500%	05/01/26	485	505,613
5.750%	02/15/26	600	636,000
5.875%	04/01/24	1,639	1,748,649
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	150	154,875
5.500%	12/01/24	25	26,687
6.000%	08/15/22	125	133,125
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23	50	49,250
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	65	68,222
3.875%	08/15/25	150	160,381

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.950%	10/15/20	100	$107,648
5.000%	08/15/45	230	258,961
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	256	264,320
6.125%	02/15/24	50	54,250
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	70	75,592
5.850%	01/15/41	110	132,710
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18	100	106,800
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23	215	230,050
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.750%	12/01/23	1,475	1,534,000
Cenveo Corp.,
Sec’d. Notes, 144A
8.500%	09/15/22	75	54,000
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	170	159,160
Change Healthcare Holdings, Inc.,
Gtd. Notes
11.000%	12/31/19	106	111,565
Gtd. Notes, 144A
6.000%	02/15/21	115	121,325
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20	25	27,574
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	830	915,536
6.484%	10/23/45	247	298,703
Chemours Co. (The),
Gtd. Notes
6.625%(a)	05/15/23	355	346,125
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24	200	216,000
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	69	58,133
5.750%	03/15/23	11	9,350
Sec’d. Notes, 144A
8.000%	12/15/22	364	369,005
Chevron Corp.,
Sr. Unsec’d. Notes
2.100%	05/16/21	180	182,976
2.355%	12/05/22	203	206,676
2.419%	11/17/20	760	781,439
2.566%	05/16/23	220	225,283
3.191%	06/24/23	95	101,190

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	15	$16,425
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	89	76,540
7.125%	07/15/20	107	99,457
8.000%	11/15/19	120	117,600
Sr. Sec’d. Notes
5.125%	08/01/21	80	79,400
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18	50	53,623
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	55	56,430
2.700%	03/13/23	170	175,598
2.875%	11/03/22	60	63,030
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	430	467,493
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	86	88,150
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	250	251,250
5.125%	12/15/22	185	189,625
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	740	757,154
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	975	1,035,937
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	970	1,026,987
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20	55	55,137
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	83	80,925
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	100	100,861
5.875%(c)	12/29/49	355	358,585
6.125%(a)(c)	12/29/49	150	156,000
6.250%(c)	12/29/49	70	75,337
Sr. Unsec’d. Notes
2.700%(a)	03/30/21	75	76,628
3.400%	05/01/26	595	614,742
3.700%	01/12/26	775	817,956
8.125%	07/15/39	42	66,030
Sub. Notes
3.875%	03/26/25	100	103,201
4.125%	07/25/28	195	198,242
4.300%	11/20/26	80	83,903
4.400%	06/10/25	260	275,286
4.600%	03/09/26	630	672,820

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.750%	05/18/46	105	$110,111
5.500%	09/13/25	115	131,150
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	140	140,490
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	56	29,120
9.000%	03/15/19	830	452,350
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	185	189,625
5.250%	08/01/20	250	256,875
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20	1,159	1,148,859
Series A, Gtd. Notes
6.500%	11/15/22	2,253	2,345,936
Series B, Gtd. Notes
6.500%	11/15/22	27	27,203
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	90	90,113
Gtd. Notes, 144A
5.375%	02/01/25	15	15,281
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	100	106,346
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24	3	1,530
8.500%	12/15/19	15	12,000
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	249,579
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	94,631
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	58	61,403
4.500%	03/01/26	42	45,482
7.350%	11/15/19	150	172,944
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	171	104,310
CNH Industrial Capital LLC,
Gtd. Notes
4.375%	11/06/20	320	334,400
4.875%(a)	04/01/21	225	239,063
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	191	189,567
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.550%	06/01/26	310	317,409
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21	166	170,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	350	$360,500
Colony Capital, Inc.,
Sr. Unsec’d. Notes, REIT
3.875%	01/15/21	546	533,715
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	200	281,305
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22	405	401,616
2.350%	01/15/27	125	123,336
3.150%	03/01/26	400	422,427
3.400%	07/15/46	195	189,560
4.600%	08/15/45	770	889,315
6.450%	03/15/37	300	414,189
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	139	137,957
Commonwealth Edison Co.,
First Mortgage
2.550%	06/15/26	230	232,967
4.350%	11/15/45	50	57,110
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25	788	840,205
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	116	120,060
5.500%	06/15/24	100	105,000
Sr. Sec’d. Notes, 144A
4.375%	06/15/20	11	11,330
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes, REIT
8.250%	10/15/23	600	629,694
Sr. Sec’d. Notes, REIT, 144A
6.000%	04/15/23	337	349,637
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18	27	27,215
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22	250	259,375
5.500%	04/01/23	59	60,844
ConocoPhillips Co.,
Gtd. Notes
3.350%(a)	05/15/25	100	102,520
4.200%	03/15/21	125	135,294
4.950%(a)	03/15/26	731	823,959
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	560	712,123
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	55	50,600
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	48	46,560

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	125	$130,897
4.500%	12/01/45	320	367,895
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/21	320	323,143
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	56	59,290
4.750%	11/15/24	25	27,063
4.750%	12/01/25	215	232,200
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	170,224
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	28	29,860
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	310	297,600
5.000%(a)	09/15/22	373	372,067
7.125%	04/01/21	13	13,390
Corporate Office Properties LP,
Gtd. Notes, REIT
3.600%	05/15/23	1,200	1,199,266
3.700%	06/15/21	663	686,027
Corrections Corp. of America,
Gtd. Notes, REIT
4.625%(a)	05/01/23	615	539,663
Cortes NP Acquisition Corp.,
Sr. Unsec’d. Notes, 144A
9.250%^	10/15/24	180	180,000
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	100	100,250
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	167,613
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.000%	12/15/20	35	35,263
6.125%	03/01/22	311	314,110
6.250%	04/01/23	45	45,563
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes, 144A
4.250%	09/30/26	80	80,100
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
2.250%	09/01/21	140	139,887
3.400%	02/15/21	75	78,491
3.700%	06/15/26	283	295,282
4.450%	02/15/26	132	144,972
4.875%	04/15/22	110	122,705
5.250%	01/15/23	100	113,234
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27	235	240,287
6.625%	10/15/25	400	434,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes
6.750%	11/15/21	85	$89,887
8.625%	02/15/19	78	87,067
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	300	351,000
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	45	42,525
CSX Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/36	160	206,211
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	165	159,637
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	1,310	1,323,297
2.750%	12/01/22	205	211,070
2.800%	07/20/20	425	440,323
2.875%	06/01/26	280	284,149
3.875%	07/20/25	102	111,039
4.000%	12/05/23	414	455,999
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24	300	306,000
6.000%(a)	09/15/23	525	546,000
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22	141	147,169
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	340	341,275
5.125%	07/15/24	376	383,520
5.750%	08/15/22	55	57,613
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	70	66,850
4.950%	04/01/22	31	31,581
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.500%	01/15/21	417	432,428
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	79	84,253
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	100	103,782
8.100%	05/15/30	230	346,769
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	425	282,625
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	100	104,339
5.000%	06/15/45	160	155,654
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31	100	123,878

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	476	$505,737
7.125%	06/15/24	130	142,980
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	332	346,980
5.450%	06/15/23	450	482,156
6.020%	06/15/26	1,615	1,770,529
8.100%	07/15/36	15	17,633
8.350%	07/15/46	77	92,196
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	81	56,209
Diebold, Inc.,
Gtd. Notes, 144A
8.500%	04/15/24	88	91,190
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,070	1,073,448
3.450%	07/27/26	250	251,460
Sr. Unsec’d. Notes, BKNT
4.250%	03/13/26	250	267,137
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	785	763,413
5.875%	07/15/22	100	102,773
5.875%	11/15/24	2,140	2,113,250
6.750%	06/01/21	1,171	1,264,680
7.875%	09/01/19	15	16,800
Gtd. Notes, 144A
7.750%	07/01/26	51	54,187
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	350	324,625
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	325	349,781
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	115	123,165
Sr. Unsec’d. Notes
2.000%	08/15/21	155	154,630
2.850%	08/15/26	158	157,153
3.625%	12/01/24	200	211,797
3.900%	10/01/25	210	225,937
4.450%	03/15/21	221	242,962
4.700%	12/01/44	310	342,814
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	100	103,893
8.850%	09/15/21	90	114,233
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	45	45,450
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	75	75,223

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	235	$242,617
Sr. Sec’d. Notes
5.600%	06/15/18	200	214,786
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	50,252
Duke Energy Carolinas LLC,
First Ref. Mortgage
3.875%	03/15/46	190	200,736
6.000%	01/15/38	48	64,806
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	120	117,752
3.050%	08/15/22	490	512,216
3.750%	04/15/24	270	291,568
5.050%	09/15/19	675	740,000
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46	225	233,111
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	136	149,451
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	100	127,884
Duke Realty LP,
Gtd. Notes, REIT
3.875%	02/15/21	180	192,079
4.375%	06/15/22	105	114,852
Sr. Unsec’d. Notes, REIT
3.250%	06/30/26	405	414,013
DuPont Fabros Technology LP,
Gtd. Notes, REIT
5.875%	09/15/21	150	156,937
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	446	404,745
7.375%	11/01/22	275	271,563
7.625%(a)	11/01/24	360	353,520
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	85	90,606
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	67	69,547
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	27	27,067
4.000%	11/02/32	24	25,705
Sr. Unsec’d. Notes
6.950%	03/20/19	65	73,339
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	200	183,217
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23	200	208,319

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	125	$129,125
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	21	22,286
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	1,082	1,094,962
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	37	35,570
Emi Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	30	32,437
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	450	415,125
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	34	32,640
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	400	364,000
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	450	463,500
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%(a)	01/15/24	165	171,187
7.500%	10/15/20	100	109,750
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	165	162,385
5.150%	02/01/43	205	188,864
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	47	46,941
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	80	76,584
4.850%	07/15/26	17	17,107
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	12	8,640
4.700%	03/15/21	24	21,528
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	462	478,170
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	465	499,892
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	220	220,358
Entergy Louisiana LLC,
Collateral Trust
2.400%	10/01/26	375	371,444

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	125	$127,793
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	425	440,446
3.900%	02/15/24	440	460,212
3.950%	02/15/27	140	146,701
4.900%	05/15/46	555	583,313
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	42	41,790
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	150	149,742
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23	37	22,107
7.750%	09/01/22	200	119,000
9.375%	05/01/20	450	318,375
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22	100	105,750
5.375%	04/01/23	250	262,187
5.750%	01/01/25	24	25,500
5.875%	01/15/26	250	268,750
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
5.875%	09/15/20	120	133,231
6.650%	01/15/18	150	155,172
Equity One, Inc.,
Gtd. Notes, REIT
3.750%	11/15/22	61	63,293
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.625%	03/15/42	22	26,615
7.000%	10/15/37	150	204,576
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	200	221,432
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
3.000%	04/15/23	100	102,507
4.625%	12/15/21	108	121,249
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25	306	305,617
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	30	30,599
3.400%	04/15/26	230	239,389
3.950%	06/15/25	125	134,827
4.450%	04/15/46	335	359,866
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	320	329,819
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	275	276,561
4.500%	02/25/26	145	159,041

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.800%	07/15/46	130	$135,040
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23	880	911,183
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	80	82,795
4.100%	02/01/45	115	119,253
4.550%	04/01/46	110	122,186
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	50	44,000
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	71	71,000
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	148,186
Fifth Third Bank,
Sr. Unsec’d. Notes, BKNT
2.300%	03/15/19	270	274,783
2.375%	04/25/19	200	204,055
Sub. Notes, BKNT
3.850%	03/15/26	200	213,149
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	219	231,593
Sec’d. Notes, 144A
5.750%	01/15/24	1,651	1,696,403
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	87	88,305
5.375%	08/15/23	1,043	1,074,290
Florida Power & Light Co.,
First Mortgage
3.125%	12/01/25	410	438,542
5.625%	04/01/34	100	129,374
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17	200	200,188
2.375%	03/12/19	200	202,423
3.000%	06/12/17	250	252,642
3.200%	01/15/21	220	225,857
3.336%	03/18/21	200	205,767
3.664%	09/08/24	855	881,152
4.134%	08/04/25	345	363,985
Sr. Unsec’d. Notes, GMTN
4.389%(a)	01/08/26	445	474,747
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21	250	277,617
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27	100	102,500
Freeport-McMoRan, Inc.,
Gtd. Notes
3.100%	03/15/20	65	62,237
3.550%	03/01/22	345	313,950
3.875%	03/15/23	315	282,687
4.000%(a)	11/14/21	550	520,437

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.550%	11/14/24	60	$54,375
5.400%	11/14/34	241	200,030
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	375	360,469
8.500%	04/15/20	230	248,687
9.250%	07/01/21	183	197,183
10.500%	09/15/22	235	249,100
11.000%	09/15/25	1,545	1,612,594
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	384	438,701
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	202	207,472
3.373%	11/15/25	357	386,280
4.418%	11/15/35	660	740,761
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	300	285,000
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	85	88,571
4.125%	10/09/42	110	120,382
4.500%	03/11/44	595	684,982
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	101	107,373
5.500%	01/08/20	145	163,837
6.000%	08/07/19	100	112,994
6.875%	01/10/39	100	150,627
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	72	82,031
5.875%	01/14/38	100	133,929
6.750%	03/15/32	294	413,174
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	180,466
General Motors Co.,
Sr. Unsec’d. Notes
5.200%	04/01/45	200	208,036
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	355	361,861
3.200%	07/06/21	315	318,869
3.250%	05/15/18	101	102,785
3.700%	05/09/23	1,120	1,139,105
4.000%	01/15/25	210	211,984
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	154	150,920
6.000%	05/15/23	27	26,797
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	253	188,485
GEO Group, Inc. (The),
Gtd. Notes, REIT
5.875%(a)	01/15/22	600	540,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/27	455	$459,786
4.400%	12/01/21	200	223,421
4.500%	02/01/45	50	53,393
4.600%	09/01/35	45	49,475
4.750%	03/01/46	445	497,311
4.800%	04/01/44	85	94,861
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	75	69,563
7.000%	06/15/23	25	23,313
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23	85	91,587
5.375%	04/15/26	320	344,000
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	55	57,750
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/29/49	195	199,875
5.375%(c)	12/29/49	200	200,995
5.700%(a)(c)	12/29/49	220	223,025
Sr. Unsec’d. Notes
2.625%(a)	04/25/21	320	324,939
2.750%	09/15/20	155	158,771
2.875%	02/25/21	265	271,795
3.500%	01/23/25	560	579,143
3.625%	01/22/23	125	132,068
3.750%	02/25/26	1,155	1,212,782
4.750%	10/21/45	110	123,448
5.750%	01/24/22	200	232,308
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	256	283,479
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	185	198,651
Sub. Notes
4.250%	10/21/25	305	320,980
5.150%	05/22/45	340	370,775
6.450%	05/01/36	455	562,271
Goodman Networks, Inc.,
Sr. Sec’d. Notes
12.125%(g)	07/01/18	76	36,860
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	465	478,369
5.125%(a)	11/15/23	435	453,487
Government Properties Income Trust,
Sr. Unsec’d. Notes, REIT
3.750%	08/15/19	347	355,502
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	30	32,025
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	100	98,125
5.875%	07/15/26	200	201,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19	300	$294,000
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23	60	60,225
Guardian Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/26/21	100	100,887
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19	25	22,000
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	150	145,337
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	355	374,525
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	100	103,220
3.800%	11/15/25	250	258,465
8.750%	02/15/21	100	125,070
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	100	123,115
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	90	67,725
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	30	28,650
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	320	325,981
3.832%	04/27/25	180	190,547
5.054%	04/27/45	125	143,159
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	77	83,545
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,747	2,836,277
5.875%	05/01/23	100	106,500
5.875%	02/15/26	700	746,375
7.500%	02/15/22	1,410	1,617,975
Sr. Sec’d. Notes
4.250%	10/15/19	90	93,825
4.500%	02/15/27	50	50,313
5.000%	03/15/24	1,160	1,223,800
5.250%	04/15/25	53	56,511
5.250%	06/15/26	375	398,437
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20	820	831,796
3.150%	08/01/22	75	76,006
4.000%	12/01/22	190	200,788
4.000%	06/01/25	270	277,241
4.250%	11/15/23	445	467,235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	115	$119,439
Gtd. Notes, 144A
5.750%	04/15/24	159	166,950
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	150	155,343
5.750%	09/15/25	300	312,750
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	137	137,514
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	200	207,000
7.750%	06/01/24	200	205,500
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	100	103,125
6.250%(a)	10/15/22	575	592,250
7.375%	01/15/21	380	394,725
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47	255	260,904
7.875%	10/01/29	40	48,696
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	1,017	894,960
Hiland Partners Holdings LLC/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20	50	51,813
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	96	91,920
5.750%	10/01/25	75	74,625
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	399	425,853
Hilton Domestic Operating Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	09/01/24	105	107,100
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	100	131,098
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
6.500%	03/01/20	65	67,031
Gtd. Notes, 144A
6.000%	08/01/24	71	73,485
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	200	212,250
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	150	155,763
3.500%	09/15/56	145	141,699
3.750%	02/15/24	110	121,852
4.250%	04/01/46	240	277,151

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HP, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/20	17	$17,909
4.375%	09/15/21	91	98,151
4.650%	12/09/21	150	164,417
6.000%	09/15/41	95	97,307
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	500	500,273
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes, 144A
5.250%	08/01/26	349	344,637
Sr. Unsec’d. Notes, 144A
6.625%	08/01/26	30	28,950
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
3.150%	03/14/21	155	160,681
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	250	253,122
Huntsman International LLC,
Gtd. Notes
4.875%(a)	11/15/20	35	36,487
5.125%	11/15/22	765	795,600
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	297	268,785
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	50	48,000
6.000%	08/01/20	110	110,550
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	53	41,936
IHS Markit Ltd.,
Gtd. Notes, 144A
5.000%	11/01/22	85	89,939
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.000%(c)	12/21/65	215	172,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.250%(c)	12/21/65	275	219,313
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	52,291
4.550%	03/15/46	160	180,079
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	100	97,000
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,253	1,268,663
Sr. Sec’d. Notes, 144A
5.750%	08/15/20	34	35,700
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%(a)	07/15/23	212	198,220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	92	$94,557
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	90	93,375
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32	201	220,350
4.100%	05/19/46	470	503,041
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	318	349,362
International Business Machines Corp.,
Sr. Unsec’d. Notes
4.000%	06/20/42	100	104,921
5.600%	11/30/39	50	64,273
6.220%	08/01/27	110	145,586
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	300	318,000
6.500%	02/15/25	550	592,625
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18	747	764,741
6.250%	05/15/19	550	596,063
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	190	196,175
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	300	308,063
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22	270	280,182
4.000%	01/30/24	103	112,940
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%(a)	08/15/24	272	279,480
6.000%	08/15/23	225	240,187
Gtd. Notes, REIT, 144A
6.000%	10/01/20	65	68,575
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	150	152,276
3.650%	06/15/24	170	178,775
5.300%	07/01/43	85	100,752
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	170	179,120
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19	21	22,890
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	55	57,269
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.250%	04/29/21	725	734,582

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	200	$208,000
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22	195	203,856
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	150	175,002
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	60	63,893
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	100	99,750
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	265	271,292
2.450%	09/11/20	100	103,015
2.800%	03/04/21	860	896,689
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	100	107,914
5.000%	03/30/20	100	109,818
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24	86	89,870
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	50	50,884
5.300%	10/01/41	175	203,506
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	25	28,607
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	60	74,428
KeyBank NA,
Sub. Notes, MTN
3.400%	05/20/26	320	327,038
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	276	311,573
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	255	258,106
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	55	57,475
5.250%	06/01/26	55	58,163
Kimco Realty Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	06/01/23	265	272,427
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	08/15/42	230	218,176
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%(a)	01/15/23	450	450,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	665	$699,081
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	300	324,750
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	350	362,250
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45	55	53,928
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	679	703,665
3.000%	06/01/26	395	398,151
4.375%	06/01/46	300	317,408
5.000%	06/04/42	395	453,849
5.200%	07/15/45	75	88,697
6.125%	08/23/18	100	108,508
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19	194	180,420
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	150	208,569
7.500%	04/01/31	200	283,057
7.700%	06/01/29	150	211,818
Sr. Unsec’d. Notes
3.300%	01/15/21	794	838,689
3.850%	08/01/23	185	200,541
3.875%	10/15/46	50	50,314
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	350	390,687
6.625%	04/01/21	240	276,600
6.750%	07/01/36	280	301,174
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	120	120,790
2.500%	11/01/18	105	106,762
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	250	263,750
5.375%	01/15/24	13	13,650
5.750%	02/01/26	322	346,955
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20	50	52,443
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	59	60,033
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	135	137,025
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22	251	262,295
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24	378	393,829

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	05/01/25	947	$987,247
Gtd. Notes, 144A
5.250%	03/15/26	67	69,177
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	100	104,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	75	83,552
7.800%	03/07/87	76	88,920
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	254,061
8.500%	05/15/25	100	127,495
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23	140	144,241
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	150	156,375
Lifepoint Health, Inc.,
Gtd. Notes, 144A
5.375%	05/01/24	35	35,000
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	71	74,373
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	135	146,094
6.150%	04/07/36	100	117,881
6.250%	02/15/20	100	112,543
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.375%	06/15/22	30	30,975
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	261	268,177
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	135	144,635
3.550%	01/15/26	75	81,044
3.800%	03/01/45	285	290,490
4.070%	12/15/42	108	115,693
4.700%	05/15/46	308	365,941
6.150%	09/01/36	220	296,045
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	10	11,462
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45	120	136,047
5.500%	10/15/35	100	126,343
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%(a)	08/01/19	370	371,850
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	335	345,050

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	285	$307,881
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21	65	68,087
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	74	72,325
4.300%	02/15/43	155	131,387
6.375%	03/15/37	100	107,447
7.450%	07/15/17	195	204,074
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	200	215,297
4.250%	09/15/46	45	44,863
5.000%	03/01/26	100	113,925
5.150%	10/15/43	72	79,488
6.400%	07/15/18	300	323,573
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	14	13,983
4.750%	04/15/23	30	27,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	55	56,100
5.500%	04/15/25	70	66,500
5.625%(a)	10/15/23	574	549,605
5.750%	08/01/22	82	80,873
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	100	105,795
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21	50	47,000
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	150	155,250
4.375%	04/01/26	85	89,463
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	85	89,675
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	200	207,983
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21	200	200,977
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	384	390,474
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	121	119,487
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24	25	27,187
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	225	222,996

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.700%	12/09/35	110	$124,581
4.875%	12/09/45	305	353,974
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23	160	163,731
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	330	355,755
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	52	54,860
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	1,275	1,355,686
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22	805	828,273
2.800%	05/18/23	125	130,953
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	38	42,370
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	140	154,963
Sr. Unsec’d. Notes
4.125%	08/13/42	135	134,344
4.600%	05/13/46	70	75,750
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
2.000%	04/14/20	1,100	1,111,573
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	390	402,208
3.875%	04/11/22	560	608,182
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes, REIT, 144A
5.625%	05/01/24	120	130,164
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	401	390,975
6.000%(a)	03/15/23	1,980	2,148,300
6.625%	12/15/21	95	106,875
7.750%	03/15/22	595	690,200
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23	264	293,235
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	312	308,100
5.250%	01/15/24	560	537,600
5.625%	01/15/26	26	24,895
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	28	31,920
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22	85	87,483
2.400%	08/08/26	350	350,296
3.625%	12/15/23	58	63,682
3.700%	08/08/46	675	683,225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.750%	02/12/45	90	$91,344
4.450%	11/03/45	410	466,131
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	175	182,000
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	98	91,640
Mmc Energy, Inc.,
First Lien
8.875%^(i)	10/15/20	60	—
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	150	151,380
3.000%	07/15/26	200	201,385
4.200%	07/15/46	45	46,887
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21	42	35,017
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	785	787,622
Sr. Unsec’d. Notes
2.800%	06/16/20	440	451,382
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	190	192,376
3.875%	01/27/26	1,640	1,741,158
5.500%	01/26/20	250	277,203
5.500%	07/28/21	450	513,237
7.300%	05/13/19	600	681,903
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	265	266,584
3.875%	04/29/24	80	85,559
Sub. Notes, MTN
3.950%	04/23/27	410	425,846
4.100%	05/22/23	260	274,888
5.000%	11/24/25	350	390,495
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	88	93,582
5.450%(a)	11/15/33	281	305,309
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	329	336,403
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.125%	06/01/24	397	426,775
MPLX LP,
Gtd. Notes
4.500%	07/15/23	30	30,583
4.875%	12/01/24	828	856,422
4.875%	06/01/25	145	149,826
5.500%	02/15/23	200	206,619
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	100	105,865
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21	33	35,104

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mylan NV,
Gtd. Notes, 144A
3.950%	06/15/26	310	$312,336
5.250%	06/15/46	91	95,842
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18	290	294,108
Gtd. Notes, 144A
3.125%	01/15/23	280	277,596
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	385	362,811
5.000%	09/15/20	50	49,271
National City Corp.,
Sub. Notes
6.875%	05/15/19	125	140,804
National Financial Partners Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	44	45,205
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	215	223,837
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
7.875%	10/01/20	104	105,685
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31	150	215,830
9.375%	08/15/39	100	157,669
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	100	111,269
6.400%	04/30/40	103	144,156
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21	210	214,687
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	85	92,437
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	15	15,337
6.375%	12/15/23	20	21,150
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%(a)	10/15/21	325	271,375
Gtd. Notes, PIK, 144A
8.750%(a)	10/15/21	220	172,700
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22	25	26,906
5.750%	03/01/24	150	161,250
5.875%	02/15/25	50	54,000
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36	100	139,532
7.125%	03/15/19	100	113,949

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.750%	06/15/26	10	$10,000
8.000%	05/01/31	150	149,625
8.700%	05/01/30	78	79,170
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	30	27,600
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20	300	303,722
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	150	151,377
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26	280	280,700
5.625%	07/01/24	50	51,250
5.750%	01/30/22	271	279,807
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%(a)	11/15/20	410	425,887
Gtd. Notes, 144A
6.125%(a)	02/15/22	170	175,525
Nexstar Escrow Corp.,
Gtd. Notes, 144A
5.625%	08/01/24	100	100,250
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	150	159,167
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	36	34,110
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17	50	52,250
9.625%	06/01/19	50	52,563
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	400	417,500
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	805	831,163
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	185	209,034
5.650%	02/01/45	249	315,332
6.250%	12/15/40	75	97,293
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	255	251,759
5.250%	11/15/43	160	162,864
5.625%	05/01/21	59	61,462
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	100	107,246
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/2105	100	121,185

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	205	$212,705
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	261,031
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	189	214,013
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	220	225,225
6.250%	08/15/24	260	275,925
NRG Energy, Inc.,
Gtd. Notes
6.250%(a)	05/01/24	400	406,000
7.875%	05/15/21	64	66,880
Gtd. Notes, 144A
6.625%	01/15/27	230	225,400
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	150	154,125
Gtd. Notes, 144A
5.000%	09/15/26	35	34,300
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	130	133,250
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	90	96,991
5.200%	08/01/43	291	331,794
5.850%	06/01/18	50	53,432
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	49	49,123
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%(a)	11/01/21	310	296,050
6.875%(a)	03/15/22	338	323,635
6.875%	01/15/23	100	95,500
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	200	203,961
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	170	179,493
4.550%	06/01/44	45	49,632
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21	140	160,207
6.600%	03/01/33	75	97,809
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	125	142,855
ONEOK Partners LP,
Gtd. Notes
4.900%(a)	03/15/25	610	656,193

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
1.900%	09/15/21	530	$531,345
2.400%	09/15/23	535	539,291
2.500%	05/15/22	775	795,524
3.900%	05/15/35	200	206,768
4.000%	07/15/46	320	330,660
4.125%	05/15/45	560	586,537
6.500%	04/15/38	100	138,387
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	10	10,400
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/22	11	11,577
5.375%	03/01/25	199	208,204
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	234	243,360
5.875%	03/15/25	46	48,300
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%(a)	01/15/22	100	106,062
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26	630	656,180
3.400%	08/15/24	240	257,419
4.300%	03/15/45	75	84,122
4.600%	06/15/43	50	57,852
4.750%	02/15/44	105	125,307
6.050%	03/01/34	260	346,712
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	50	77,818
PacifiCorp,
First Mortgage
2.950%	02/01/22	1,025	1,080,605
2.950%	06/01/23	500	525,145
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22	37	28,860
7.500%(a)	08/01/20	21	16,747
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%(a)	08/15/23	150	159,937
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
7.000%	11/15/23	79	74,457
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23	48	46,260
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	152,215
Penn VA Corp. Escrow,
Sr. Unsec’d. Notes
8.500%^(i)	12/31/99	48	600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	67	$66,833
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	40	40,774
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	330	390,727
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	220	227,150
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24	280	284,113
4.375%	03/15/26	200	208,718
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%(a)	03/15/23	1,150	1,204,625
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	02/25/21	385	388,586
3.250%	11/10/24	150	159,908
4.125%	03/04/43	205	220,483
4.250%	11/10/44	440	487,335
Phillips 66,
Gtd. Notes
4.875%	11/15/44	590	655,424
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	250	248,425
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	106	109,180
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24	20	21,350
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	150	145,343
5.750%	01/15/20	415	454,483
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	195	200,850
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT
1.950%	03/04/19	315	319,020
Sr. Unsec’d. Notes, MTN
2.150%	04/29/21	625	631,520
Sub. Notes, BKNT
2.700%	11/01/22	765	777,594
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	170	169,558
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	249	257,745

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	50	$49,750
6.750%(a)	12/01/21	328	351,370
7.750%	03/15/24	631	706,720
8.000%	07/15/25	49	56,074
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	119,069
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18	64	68,550
PPL Capital Funding, Inc.,
Gtd. Notes
3.100%	05/15/26	235	238,878
3.400%	06/01/23	50	52,808
6.700%(c)	03/30/67	345	304,463
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21	50	51,750
6.375%	03/01/24	35	37,187
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	420	457,800
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17	26	26,144
8.875%	05/15/19	200	235,649
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.500%	04/18/19	70	69,914
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	100	140,360
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	320	335,181
7.000%	10/30/31	100	134,261
Prologis LP,
Gtd. Notes
3.750%	11/01/25	195	209,793
4.250%	08/15/23	110	121,618
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19	210	210,658
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	100	106,933
4.300%	11/15/23	74	80,311
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	31	31,469
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	50	53,485
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26	380	378,692
3.800%	03/01/46	85	92,400

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sec’d. Notes, MTN
3.650%	09/01/42	56	$58,855
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	285	249,412
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	28	28,123
5.500%	03/01/26	41	43,050
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	152	149,720
5.375%	10/01/22	186	184,605
Qorvo, Inc.,
Gtd. Notes
6.750%	12/01/23	100	107,875
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22	50	48,000
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45	198	216,158
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	180	195,839
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	282	279,885
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	200	208,000
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	325	329,875
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	45	46,237
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28	25	23,625
7.750%	02/15/31	160	155,200
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	40	43,773
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	31	34,759
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	150	156,563
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	315	302,400
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20	43	45,849
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	12/01/21	300	315,655

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%(a)	03/15/22	435	$449,137
5.750%	06/15/23	100	101,500
5.750%(a)	02/01/25	20	20,150
Regency Centers LP,
Gtd. Notes, REIT
6.000%	06/15/20	83	94,585
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23	250	258,097
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19	330	365,799
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	25	25,500
Gtd. Notes, 144A
6.250%	08/01/24	24	24,780
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	1,020	1,138,041
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT
5.000%	04/15/21	15	15,450
5.000%	04/15/23	475	482,125
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23	163	174,410
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	540	582,752
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	440	470,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
6.125%	08/15/21	20	20,650
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19	53	55,650
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22	31	28,520
5.625%	11/15/23	84	76,440
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27	9	10,811
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	445	469,475
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22	132	138,270
Ruby Tuesday, Inc.,
Gtd. Notes
7.625%	05/15/20	26	24,635

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	700	$739,375
5.625%	04/15/23	850	907,375
5.625%	03/01/25	200	215,000
Sr. Sec’d. Notes, 144A
5.875%	06/30/26	80	86,950
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	225	228,937
5.375%	04/15/23	490	503,475
Safeway, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/19	4	4,010
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	175	184,625
5.750%	06/01/22	200	208,500
Gtd. Notes, REIT
5.625%	12/01/25	50	53,813
San Diego Gas & Electric Co.,
First Mortgage
2.500%	05/15/26	120	122,158
6.125%	09/15/37	50	69,379
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/01/24	200	201,500
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	443	481,973
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23	98	106,039
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	120	110,700
Sr. Sec’d. Notes, 144A
7.000%(a)	01/01/22	240	253,800
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23	360	383,400
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	282	297,863
5.250%	04/01/23	87	92,655
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18	470	472,790
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	90	90,900
Sempra Energy,
Sr. Unsec’d. Notes
2.875%(a)	10/01/22	453	468,307
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
3.250%	05/01/19	779	785,504
6.750%	04/15/20	1,503	1,655,959
6.750%	12/15/21	27	30,984

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	304	$316,160
5.000%	10/01/25	42	42,945
5.625%	11/01/24	222	234,487
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	400	433,000
Serta Simmons Bedding LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	895	935,275
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22	300	312,000
5.375%	05/15/24	170	180,200
7.500%	04/01/27	300	352,500
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21	60	65,400
Sierra Pacific Power Co.,
General Ref. Mortgage, 144A
2.600%	05/01/26	190	192,493
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22	55	55,687
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
3.500%	09/01/25	385	412,518
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	413	428,487
6.125%	10/01/22	85	89,675
Gtd. Notes, 144A
5.125%	02/15/27	75	73,313
5.625%	08/01/24	655	669,737
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	25	25,000
5.375%	04/15/25	565	583,363
5.375%	07/15/26	90	92,475
5.750%	08/01/21	40	41,880
6.000%	07/15/24	1,350	1,439,437
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	205	207,050
SL Green Realty Corp.,
Gtd. Notes, REIT
4.500%	12/01/22	35	36,442
7.750%	03/15/20	677	788,109
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	433	407,020
6.750%	09/15/26	170	171,700
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	50	52,875
Sr. Unsec’d. Notes, 144A
5.875%	08/01/21	71	74,195

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	205	$228,575
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	280	292,242
Southern Co. (The),
Sr. Unsec’d. Notes
4.400%	07/01/46	235	253,565
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	185	191,161
3.500%	09/15/21	180	189,960
3.950%	10/01/46	140	141,512
4.400%	06/01/43	83	89,386
5.250%	08/15/19	150	164,024
5.875%	03/15/41	100	124,586
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	85	92,086
5.250%	07/15/43	15	16,347
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	140	140,093
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	49,549
8.000%	10/01/19	260	300,062
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18	46	46,832
5.950%	09/25/43	38	44,932
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	34	36,720
6.125%	12/15/24	797	863,016
6.625%	11/15/22	25	27,000
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	100	72,000
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21	9	9,439
8.250%	12/15/20	244	267,790
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	977	917,159
6.900%	05/01/19	240	247,500
8.750%	03/15/32	1,109	1,131,180
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	349	374,303
Sr. Unsec’d. Notes
8.375%	08/15/17	84	87,360
9.125%	03/01/17	22	22,495
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	148	144,300
7.250%	09/15/21	100	100,375

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.625%(a)	02/15/25	1,895	$1,876,050
7.875%	09/15/23	2,740	2,757,125
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	250	253,750
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23	32	33,680
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	35	36,050
5.500%	02/15/23	33	34,485
6.000%	10/15/25	279	298,530
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49	110	115,775
Sr. Sub. Notes
3.100%	05/15/23	96	99,737
Sr. Unsec’d. Notes
1.950%	05/19/21	375	377,863
2.550%	08/18/20	68	70,524
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	50	52,881
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23	200	207,500
5.500%	10/01/24	70	73,325
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	103	107,120
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	150	154,621
3.500%	03/15/26	35	37,077
4.625%	03/15/46	85	95,339
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	273	278,460
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	49	46,673
7.500%	07/01/21	26	26,910
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22	150	161,811
5.300%	04/01/44	215	216,989
5.350%	05/15/45	210	214,551
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	08/01/20	155	157,519
6.250%	04/15/21	75	77,250
SunTrust Bank/Atlanta GA,
Sub. Notes
3.300%	05/15/26	210	214,223
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	65	66,121

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%(a)	11/15/22	400	$382,000
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21	65	66,393
Talen Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	06/01/25	125	100,313
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	23,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	95	95,713
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	95	91,794
5.250%	05/01/23	125	126,563
6.750%	03/15/24	70	74,900
Gtd. Notes, 144A
5.125%	02/01/25	185	185,231
5.375%	02/01/27	45	45,281
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	10	10,300
5.875%	04/15/23	33	34,567
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	200	282,875
Team Health, Inc.,
Gtd. Notes, 144A
7.250%	12/15/23	160	172,200
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	100	110,025
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	75	80,625
Gtd. Notes, 144A
5.500%	09/15/24	275	283,937
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24	25	26,063
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%(a)	10/15/23	588	618,870
Gtd. Notes, 144A
5.500%	06/15/26	50	51,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	132	131,340
4.500%	04/01/21	1,003	1,009,269
6.000%	10/01/20	63	66,623
6.250%	11/01/18	30	32,025
Sr. Unsec’d. Notes
6.750%	02/01/20	22	21,615
6.750%(a)	06/15/23	1,530	1,422,900
8.000%	08/01/20	424	428,240
8.125%	04/01/22	1,000	1,000,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24	118	$123,900
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	675	690,187
6.500%	04/01/20	150	153,750
Terraform Global Operating LLC,
Gtd. Notes, 144A
13.750%	08/15/22	93	95,790
TerraForm Power Operating LLC,
Gtd. Notes, 144A
9.375%	02/01/23	48	49,320
9.625%	06/15/25	75	78,750
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24	30	30,900
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	205	211,150
6.125%	10/15/21	460	480,700
6.250%	10/15/22	150	160,125
6.375%	05/01/24	120	128,700
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	184,419
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	321	332,632
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	380	377,120
4.150%	02/01/24	135	146,686
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	405	433,212
5.850%	04/15/40	100	119,705
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	318,435
5.500%	09/01/41	230	245,503
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	140	190,642
Time Warner, Inc.,
Gtd. Notes
4.650%	06/01/44	45	48,727
4.750%	03/29/21	100	111,987
4.850%	07/15/45	775	866,341
7.700%	05/01/32	100	142,189
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	335	328,928
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24	72	77,040
6.375%	03/01/25	965	1,049,437
6.500%	01/15/26	525	580,781
6.633%	04/28/21	349	367,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.731%	04/28/22	1,293	$1,357,650
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	46	47,150
5.625%	01/15/24	35	37,363
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22	28	25,200
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27	100	131,996
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	835	890,254
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
7.850%	02/01/26	25	32,366
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	85	87,550
6.000%	07/15/22	58	61,190
6.500%	07/15/24	680	715,700
6.500%	05/15/25	145	150,981
Gtd. Notes, 144A
6.375%	06/15/26	42	43,365
Transocean, Inc.,
Gtd. Notes
5.050%	10/15/22	23	18,026
6.800%	03/15/38	58	37,990
Gtd. Notes, 144A
9.000%	07/15/23	292	282,875
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46	140	147,930
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22	11	11,385
Gtd. Notes, 144A
6.000%	02/15/24	240	258,300
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/22	200	211,500
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	70	74,425
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	195	186,713
5.250%	06/01/22	105	98,963
Tutor Perini Corp.,
Gtd. Notes
7.625%(a)	11/01/18	66	66,330
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	220	243,500
UCI International LLC,
Gtd. Notes
8.625%(g)(i)	02/15/19	200	42,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
UDR, Inc.,
Gtd. Notes, REIT, MTN
2.950%	09/01/26	460	$456,590
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	100	93,500
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	123	103,781
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	90	98,335
United Airlines 2016-1 Class A Pass Through Trust,
Pass-Through Certificates
3.450%	01/07/30	295	307,538
United Airlines 2016-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.100%	01/07/30	60	61,356
United Rentals North America, Inc.,
Gtd. Notes
5.750%(a)	11/15/24	555	575,813
5.875%	09/15/26	15	15,450
6.125%(a)	06/15/23	480	503,400
7.625%(a)	04/15/22	440	468,600
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21	78	85,313
United Technologies Corp.,
Sr. Unsec’d. Notes
4.150%	05/15/45	240	265,654
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	135	137,510
2.750%	02/15/23	29	30,024
2.875%	03/15/22	55	57,623
3.100%	03/15/26	450	470,145
3.950%	10/15/42	210	223,121
4.625%	07/15/35	100	116,127
4.700%	02/15/21	95	106,289
4.750%	07/15/45	40	47,968
5.800%	03/15/36	100	131,279
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	60	61,800
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	45	46,575
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	135	136,688
5.125%	02/15/25	850	855,313
6.750%	09/15/22	73	77,471
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	150	155,583
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.375%	07/22/26	350	345,672
Sub. Notes, MTN
3.100%	04/27/26	135	139,454

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	91	$94,413
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24	45	46,688
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	45	40,163
5.875%(a)	05/15/23	2,025	1,746,563
6.125%(a)	04/15/25	1,053	906,896
6.375%	10/15/20	815	764,063
6.750%	08/15/21	44	41,360
7.000%	10/01/20	61	59,170
7.250%	07/15/22	725	672,438
7.500%	07/15/21	608	588,605
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24	10	10,475
Ventas Realty LP,
Gtd. Notes, REIT
4.125%	01/15/26	330	354,922
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
2.700%	04/01/20	254	260,288
4.250%	03/01/22	270	294,140
VEREIT Operating Partnership LP,
Gtd. Notes, REIT
4.125%	06/01/21	15	15,488
4.875%	06/01/26	7	7,394
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	13	13,650
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	200	192,500
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	773	794,961
2.625%	08/15/26	72	70,666
3.500%	11/01/24	930	992,006
3.850%	11/01/42	760	723,381
4.125%	08/15/46	325	325,090
4.272%	01/15/36	450	468,857
4.400%	11/01/34	50	52,907
4.500%	09/15/20	614	673,784
4.522%	09/15/48	71	75,071
4.672%	03/15/55	66	69,427
4.862%	08/21/46	770	862,449
5.012%	08/21/54	55	60,733
5.050%	03/15/34	370	415,870
5.850%	09/15/35	200	246,703
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	100	102,750
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23	96	95,398
4.250%	09/01/23	150	159,397

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.375%	03/15/43	205	$188,203
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	325	340,691
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	615	649,644
4.300%	12/14/45	125	144,459
Vista Outdoor, Inc.,
Gtd. Notes, 144A
5.875%	10/01/23	105	109,725
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	232	230,957
4.800%	06/15/46	185	184,605
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42	100	103,903
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21	155	158,622
3.100%	06/01/23	69	71,170
3.800%	11/18/24	780	837,277
4.500%	11/18/34	127	134,965
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	335	373,609
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
3.000%	07/30/46	225	210,863
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	235	237,346
2.900%	09/15/22	54	56,673
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38	91	66,885
7.750%	06/15/21	16	15,840
8.250%	06/15/23	16	15,800
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	255	254,126
2.500%	03/04/21	1,585	1,608,111
3.000%	04/22/26	265	267,492
Sr. Unsec’d. Notes, MTN
2.550%	12/07/20	89	90,747
3.300%	09/09/24	200	209,039
Sub. Notes
5.375%	11/02/43	250	290,238
Sub. Notes, GMTN
4.900%	11/17/45	240	264,243
Sub. Notes, MTN
3.450%	02/13/23	475	489,814
4.100%	06/03/26	724	768,123
4.400%	06/14/46	210	213,790
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19	420	421,890

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes, REIT
3.750%	03/15/23	130	$136,519
4.000%	06/01/25	100	106,037
4.250%	04/01/26	200	215,926
4.500%	01/15/24	227	247,873
Wesco Distribution, Inc.,
Gtd. Notes, 144A
5.375%	06/15/24	110	110,275
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22	70	68,600
Sr. Sec’d. Notes, 144A
4.750%	07/15/21	30	30,900
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	785	910,600
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	574	631,400
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	160	157,836
4.650%	07/01/26	220	227,677
5.375%	06/01/21	176	191,624
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23	46	47,150
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21	27	26,663
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	400	387,000
5.750%(a)	03/15/21	246	230,010
6.250%	04/01/23	250	228,125
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
6.125%	07/15/22	150	155,735
Windstream Services LLC,
Gtd. Notes
7.500%	06/01/22	710	681,600
7.500%(a)	04/01/23	507	484,185
7.750%	10/01/21	710	708,225
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	45,296
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	25	25,500
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	79	83,543
Sr. Sec’d. Notes, 144A
5.000%	08/01/23	160	162,400
5.625%	04/15/22	45	46,575
6.000%	01/15/21	433	449,238
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24	230	216,775

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.000%(a)	01/15/22	359	$358,327
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes
5.375%	03/15/22	45	46,631
Gtd. Notes, 144A
5.500%(a)	03/01/25	740	749,250
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	625	682,296
6.500%	07/01/36	140	190,293
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19	78	84,520
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17	512	963,200
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	55	56,375
6.500%(a)	06/15/22	435	453,488
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.750%	11/01/21	150	152,250
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	575	603,750
6.375%	05/15/25	20	21,200
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%(a)	10/15/22	656	710,940
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	41	41,129

			383,477,506

Venezuela
Petroleos de Venezuela SA,
Gtd. Notes, RegS
5.375%	04/12/27	595	248,359
6.000%	11/15/26	658	276,294
8.500%	11/02/17	268	230,479
9.000%	11/17/21	226	128,321
12.750%	02/17/22	430	280,618

			1,164,071

TOTAL CORPORATE BONDS (cost $489,693,306)			499,875,867

FOREIGN GOVERNMENT BONDS — 2.9%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, RegS
9.500%	11/12/25	900	894,564

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38		330	$234,630
8.280%	12/31/33		414	474,607
Sr. Unsec’d. Notes, 144A
6.250%	04/22/19		160	169,680
7.125%	07/06/36		300	317,700
7.500%	04/22/26		150	169,200
Sr. Unsec’d. Notes, RegS
6.250%	04/22/19		350	371,175
6.875%	04/22/21		1,600	1,741,600
7.125%	07/06/36		400	423,600
7.500%	04/22/26		650	733,200
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, RegS
5.000%	02/20/38		150	82,125
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, RegS
4.854%	02/06/24		250	276,250
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/23	BRL	4,220	1,209,250
10.000%	01/01/25	BRL	4,250	1,202,490
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		100	106,750
5.000%	01/27/45		200	181,500
6.000%	04/07/26		1,500	1,661,250
7.125%	01/20/37		480	564,000
8.250%	01/20/34		1,150	1,474,875
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		1,200	1,323,000
5.625%	02/26/44		200	231,500
6.125%	01/18/41		212	255,990
7.375%	09/18/37		500	673,750
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS
4.250%	01/26/23		600	589,500
7.000%	04/04/44		1,050	1,120,875
7.158%	03/12/45		400	431,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		660	733,735
6.375%	03/24/21		560	630,112
6.625%	07/14/20		550	616,275
6.750%	11/05/19		100	110,882
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
6.875%	01/29/26		100	115,750
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		250	265,000
5.875%	04/18/24		170	184,875
6.875%	01/29/26		1,196	1,384,370
7.450%	04/30/44		1,160	1,377,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.750%	03/28/22	400	$408,000
Sr. Unsec’d. Notes, RegS
7.950%	06/20/24	2,200	1,969,000
10.500%	03/24/20	200	203,500
10.750%	03/28/22	200	204,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, RegS
5.875%	06/11/25	750	712,740
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25	180	179,325
6.375%	01/18/27	276	277,380
7.650%	06/15/35	458	479,183
7.750%	01/24/23	50	55,500
8.250%	04/10/32	160	178,200
Gabon Government International Bond (Gabon),
Bonds, RegS
6.375%	12/12/24	550	503,113
Ghana Government International Bond (Ghana),
Gov’t. Gtd. Notes, RegS
10.750%	10/14/30	670	783,063
Sr. Unsec’d. Notes, 144A
9.250%	09/15/22	200	204,952
Sr. Unsec’d. Notes, RegS
8.125%	01/18/26	200	185,758
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, RegS
8.750%	12/16/20	400	459,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	140	160,467
5.375%	03/25/24	1,310	1,521,290
5.750%	11/22/23	910	1,071,525
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, RegS
3.375%	04/15/23	200	206,071
4.125%	01/15/25	560	597,414
5.875%	01/15/24	400	471,707
5.950%	01/08/46	640	810,737
6.750%	01/15/44	200	273,326
Sr. Unsec’d. Notes, RegS
5.875%	03/13/20	100	111,892
6.625%	02/17/37	250	327,755
Iraq International Bond (Iraq),
Unsec’d. Notes, RegS
5.800%	01/15/28	550	448,113
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24	460	462,392
5.750%	12/31/32	495	486,437
6.375%	03/03/28	560	586,600
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28	400	457,000
7.625%	07/09/25	800	938,000
7.875%	07/28/45	200	235,500
8.000%	03/15/39	100	119,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	07/21/25	760	$856,520
6.500%	07/21/45	760	947,340
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, RegS
6.875%	06/24/24	550	539,000
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, EMTN
9.000%	03/20/17	110	112,200
Sr. Unsec’d. Notes, GMTN
6.375%	03/09/20	1,040	1,046,282
Sr. Unsec’d. Notes, GMTN, RegS
5.450%	11/28/19	600	592,356
6.600%	11/27/26	60	58,878
Sr. Unsec’d. Notes, MTN, RegS
6.650%	02/26/30	150	146,280
8.250%	04/12/21	1,520	1,646,814
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
6.125%	03/09/21	100	118,125
6.625%	02/01/22	200	246,943
7.375%	02/11/20	100	118,764
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25	200	207,250
4.000%	10/02/23	424	453,044
5.750%	10/12/2110	50	52,875
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21	100	106,300
Sr. Unsec’d. Notes, MTN
5.550%	01/21/45	700	811,125
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN, RegS
5.125%	12/05/22	400	351,018
10.875%	04/06/21	200	214,002
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, RegS
4.250%	12/11/22	200	212,048
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes, RegS
5.250%	10/29/25	200	211,260
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	400	401,400
Sr. Unsec’d. Notes, RegS
4.750%	06/15/26	460	461,610
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, RegS
7.250%	04/15/19	200	210,897
8.250%	04/15/24	460	503,658
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.750%	03/16/25	1,210	1,305,287
3.875%	03/17/28	1,080	1,169,100
4.000%	09/22/24	200	218,750
4.300%	04/29/53	200	212,500
6.700%	01/26/36	150	204,750
8.875%	09/30/27	163	244,500
9.375%	04/01/29	120	185,700

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		200	$216,500
Sr. Unsec’d. Notes, RegS
5.000%	04/15/26		200	216,500
6.100%	08/11/44		740	841,750
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes, MTN, RegS
5.250%	09/28/17	EUR	700	823,307
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27		400	457,000
5.625%	11/18/50		1,690	2,235,025
8.750%	11/21/33		152	246,620
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	3,300	1,006,578
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40		200	228,432
7.750%	01/14/31		470	732,602
9.500%	02/02/30		80	137,832
10.625%	03/16/25		560	912,752
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		850	899,980
Provincia de Buenos Airesgentina (Argentina),
Sr. Unsec’d. Notes, RegS
9.950%	06/09/21		960	1,104,000
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes, RegS
7.000%	08/16/19		375	375,075
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, RegS
7.150%	03/26/25		200	212,540
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes, RegS
4.750%	03/18/24		700	725,557
Republic of Belarus International Bond (Belarus),
Sr. Unsec’d. Notes, RegS
8.950%	01/26/18		240	251,280
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, RegS
9.500%	11/19/25		799	888,616
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, RegS
4.375%	08/22/23		374	413,831
4.875%	01/22/24		582	665,347
6.750%	02/07/22		212	255,672
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22		600	646,512
4.875%	09/16/23		800	879,600
5.000%	04/29/20		100	107,858
5.625%	04/04/42		600	692,851
5.875%	09/16/43		600	715,548
12.750%	06/24/28		100	180,089
Senegal Government International Bond (Senegal),
Bonds, RegS
6.250%	07/30/24		400	414,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Serbia International Bond (Serbia),
Bonds, RegS
4.875%	02/25/20		200	$208,968
Sr. Unsec’d. Notes, RegS
7.250%	09/28/21		760	884,670
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20		200	218,130
5.875%	09/16/25		800	906,000
6.250%	03/08/41		200	241,050
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		400	430,023
Sr. Unsec’d. Notes, RegS
6.250%	10/04/20		700	731,531
6.250%	07/27/21		200	209,019
6.825%	07/18/26		960	1,032,055
6.850%	11/03/25		200	214,602
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes, RegS
6.950%	03/18/30		460	496,800
Turkey Government Bond (Turkey),
Bonds
9.200%	09/22/21	TRY	3,630	1,214,089
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	04/16/43		200	186,642
5.625%	03/30/21		200	213,000
5.750%	03/22/24		200	215,376
6.000%	01/14/41		300	320,922
6.750%	05/30/40		100	116,501
7.375%	02/05/25		450	532,011
8.000%	02/14/34		50	64,588
Unsec’d. Notes
6.625%	02/17/45		2,020	2,354,451
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.750%	09/01/20		200	195,440
7.750%	09/01/22		100	96,520
7.750%	09/01/26		100	94,520
Sr. Unsec’d. Notes, RegS
7.750%	09/01/19		200	197,450
7.750%	09/01/20		100	97,720
7.750%	09/01/21		950	921,690
7.750%	09/01/22		600	579,120
7.750%	09/01/24		200	190,936
7.750%	09/01/27		100	94,020
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.500%	08/14/24		350	385,437
5.100%	06/18/50		500	518,750
7.625%	03/21/36		39	55,530
7.875%	01/15/33		150	211,875

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
9.250%	09/15/27	225	$122,513
9.375%	01/13/34	117	60,606
Sr. Unsec’d. Notes, RegS
7.000%	03/31/38	610	281,515
7.650%	04/21/25	77	36,960
7.750%	10/13/19	330	202,785
8.250%	10/13/24	140	68,740
9.000%	05/07/23	245	124,215
9.250%	05/07/28	240	123,240
11.750%	10/21/26	160	94,560
11.950%	08/05/31	665	399,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS
6.750%	01/29/20	260	289,672
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, RegS
8.970%	07/30/27	1,210	1,193,483

TOTAL FOREIGN GOVERNMENT BONDS (cost $86,162,651)			87,497,555

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	90	123,995

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	350	336,815

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	225,305
5.647%	11/01/40	45	59,538

			284,843

TOTAL MUNICIPAL BONDS (cost $701,620)			745,653

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	184	184,249
Series 2004-27CB, Class A1
6.000%	12/25/34	708	704,505
Series 2004-32CB, Class 2A5
5.500%	02/25/35	592	613,618
Series 2004-J5, Class 2A1
1.205%(c)	08/25/34	431	427,555
Series 2005-21CB, Class A17
6.000%	06/25/35	1,145	1,140,087
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,135	1,055,905
Series 2005-J1, Class 6A1
5.000%	02/25/20	655	661,051
Series 2005-J3, Class 3A1
6.500%	09/25/34	287	285,686

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	334	$328,374
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
2.624%(c)	05/25/34	370	338,375
Series 2005-6, Class 1A1
3.228%(c)	08/25/35	458	414,539
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2
0.925%(c)	10/25/34	170	143,845
Series 2005-AC6, Class 1A2, IO
4.475%(c)	09/25/35	2,664	368,448
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2
1.025%(c)	03/25/34	603	550,765
CHL Mortgage Pass-Through Trust,
Series 2004-9, Class A7
5.250%	06/25/34	273	278,771
Series 2004-25, Class 2A1
1.205%(c)	02/25/35	539	472,551
Series 2004-J3, Class A7
5.500%	05/25/34	134	135,577
Series 2005-HYB1, Class 4A1
2.768%(c)	03/25/35	378	349,151
Series 2005-HYB3, Class 2A2A
2.911%(c)	06/20/35	910	847,428
Series 2006-10, Class 1A11
5.850%	05/25/36	167	142,593
Series 2006-15, Class A1
6.250%	10/25/36	221	194,953
Series 2006-18, Class 2A7
6.000%	12/25/36	352	313,789
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	689	685,603
Series 2005-11, Class A2A
2.930%(c)	10/25/35	1,097	1,081,465
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,832	1,701,024
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 1A1
5.000%	11/25/20	264	247,740
Series 2005-10, Class 12A1
5.250%	11/25/20	29	26,635
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	210	260,602
Series 2002-T19, Class A2
7.000%	07/25/42	344	415,391
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	3,099	253,753
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	1,253	1,367,752
Series 2003-W10, Class 3A5
4.299%	06/25/43	640	687,442

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-W11, Class 1A1
6.000%	05/25/44	617	$733,823
Series 2004-W11, Class 1PO, PO
1.310%(s)	05/25/44	454	426,054
Series 2004-W12, Class 1A2
6.500%	07/25/44	443	542,980
Series 2004-W12, Class 1PO, PO
1.440%(s)	07/25/44	668	610,818
Series 2009-W1, Class A
6.000%	12/25/49	334	383,111
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	334	374,654
Series 2003-34, Class SG, IO
6.475%(c)	02/25/33	112	1,911
Series 2003-49, Class YC
4.000%	06/25/23	215	226,356
Series 2003-78, Class B
5.000%	08/25/23	559	606,381
Series 2004-70, Class EB
5.000%	10/25/24	94	102,218
Series 2006-8, Class FH
0.775%(c)	03/25/36	622	620,405
Series 2006-44, Class P, PO
1.540%(s)	12/25/33	70	66,333
Series 2006-77, Class PC
6.500%	08/25/36	137	158,298
Series 2006-114, Class HD
5.500%	10/25/35	4	3,751
Series 2006-118, Class A2
0.584%(c)	12/25/36	93	92,787
Series 2007-30, Class KA
5.000%	07/25/36	223	224,905
Series 2007-109, Class YI, IO
5.925%(c)	12/25/37	784	124,502
Series 2008-85, Class EB
5.000%	09/25/28	74	81,148
Series 2010-111, Class AE
5.500%	04/25/38	126	129,085
Series 2011-52, Class GB
5.000%	06/25/41	708	784,959
Series 2011-84, Class PZ
5.250%	09/25/41	392	486,657
Series 2012-13, Class JP
4.500%	02/25/42	223	240,343
Series 2013-4, Class AJ
3.500%	02/25/43	673	708,427
Series 2013-13, Class IK, IO
2.500%	03/25/28	2,356	197,142
Series 2013-31, Class NC
3.000%	04/25/43	554	580,851
Series 2013-83, Class CA
3.500%	10/25/37	682	711,300
Series 2016-38, Class NA
3.000%	01/25/46	2,124	2,241,132
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	274	315,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-W6, Class 1A41
5.398%	10/25/42	550	$625,022
Series 2003-W6, Class F
0.875%(c)	09/25/42	621	617,263
Series 2004-W1, Class 1A7
5.681%	11/25/43	1,103	1,254,866
Series 2004-W9, Class 1PO, PO
1.290%(s)	02/25/44	621	566,201
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	681	774,069
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
2.728%(c)	02/25/35	396	390,742
Series 2006-2, Class 1A3
6.000%	08/25/36	400	370,964
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	331	384,280
Series 2768, Class PK
5.000%	03/15/34	124	135,772
Series 2846, Class GB
5.000%	08/15/24	620	678,313
Series 2877, Class PB
5.500%	10/15/34	880	972,033
Series 2902, Class QG
5.500%	12/15/34	243	275,505
Series 3158, Class NE
5.500%	05/15/36	265	294,240
Series 3187, Class Z
5.000%	07/15/36	501	558,007
Series 3443, Class PT
6.500%	03/15/37	730	841,290
Series 3704, Class DC
4.000%	11/15/36	197	209,177
Series 3816, Class HN
4.500%	01/15/41	485	543,978
Series 3819, Class JP
4.000%	08/15/39	136	138,363
Series 3827, Class BM
5.500%	08/15/39	826	893,267
Series 3829, Class BE
3.500%	03/15/26	1,000	1,078,821
Series 3920, Class LP
5.000%	01/15/34	418	465,690
Series 4054,Class HI,IO
3.000%	05/15/26	2,581	172,147
Series 4168, Class JA
3.500%	02/15/43	401	414,480
Series 4374, Class NC
2.750%	02/15/46	1,313	1,360,188
Series R007, Class ZA
6.000%	05/15/36	1,000	1,135,743
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	985	1,057,727
Series 304, Class C32, IO
3.000%	12/15/27	1,736	165,732

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	479	$513,894
Series 2004-19, Class KE
5.000%	03/16/34	855	963,595
Series 2005-3, Class QB
5.000%	01/16/35	250	285,494
Series 2008-38, Class BG
5.000%	05/16/38	360	410,103
Series 2009-116, Class VE
4.500%	08/20/28	951	966,421
Series 2011-22, Class WA
5.944%(c)	02/20/37	391	439,417
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	13,512	60,090
Series 2013-H04, Class BA
1.650%	02/20/63	778	777,111
Series 2013-H05, Class FB
0.894%(c)	02/20/62	661	659,796
Series 2012-H21, Class CF
1.194%(c)	05/20/61	1,608	1,609,687
Series 2012-H24, Class FG
0.924%(c)	04/20/60	418	417,538
Series 2012-H31, Class FD
0.834%(c)	12/20/62	805	797,928
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
3.189%(c)	12/25/34	532	527,082
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.625%(c)	09/25/34	301	294,489
Impac CMB Trust,
Series 2004-5, Class 1M3
1.470%(c)	10/25/34	372	337,425
Series 2004-9, Class 1A1
1.285%(c)	01/25/35	1,214	1,100,769
Series 2005-4, Class 1A1A
1.065%(c)	05/25/35	360	323,563
Series 2007-A, Class M1, 144A
0.925%(c)	05/25/37	389	360,955
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
2.775%(c)	12/25/34	341	338,538
Series 2005-A3, Class 4A1
2.959%(c)	06/25/35	361	361,999
Series 2005-A8, Class 2A3
2.716%(c)	11/25/35	389	362,384
Series 2006-S2, Class 2A1
5.000%	06/25/21	94	88,517
Series 2007-A1, Class 3A2
3.119%(c)	07/25/35	987	975,883
Series 2007-S3, Class 2A3
6.000%	08/25/22	288	285,029
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,500	1,522,778
Series 2005-3, Class 4A1
5.500%	03/25/20	136	138,430

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-6, Class 1A2
5.500%	12/25/35	727	$641,097
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	357	361,895
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
1.305%(c)	03/25/28	355	338,861
Series 2003-F, Class A1
1.165%(c)	10/25/28	338	330,416
Series 2004-B, Class A1
1.025%(c)	05/25/29	268	260,720
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.847%(c)	07/25/34	210	207,922
Series 2004-5AR, Class 4A
3.141%(c)	07/25/34	700	672,174
Series 2006-7, Class 1A
5.000%	06/25/21	292	272,061
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT
0.735%(c)	04/25/36	301	249,407
RALI Trust,
Series 2004-QA3, Class CB2
4.163%(c)	08/25/34	1,622	1,634,701
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	468	480,313
RFMSI Trust,
Series 2003-S14, Class A5
0.925%(c)	07/25/18	84	83,061
Series 2005-S9, Class A5
5.750%	12/25/35	247	228,966
Series 2007-S9, Class 2A1
5.500%	09/25/22	46	45,592
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.732%(c)	07/20/36	896	815,256
Springleaf Mortgage Loan Trust,
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	105	104,487
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	722	725,170
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	700	702,757
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.895%(c)	07/25/34	611	587,220
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
1.231%(c)	01/19/34	792	762,277
Series 2004-AR1, Class 1A1
1.231%(c)	03/19/34	910	877,164
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	339	338,638
Series 2003-26A, Class 3A5
2.964%(c)	09/25/33	552	540,089

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-15, Class 1A1
5.418%(c)	09/25/24	923	$954,392
Series 2005-6, Class 5A2
5.000%	05/25/35	176	177,514
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	109	109,770
Series 2005-AR3, Class A2
2.784%(c)	03/25/35	686	690,123
Series 2005-AR7, Class A3
2.747%(c)	08/25/35	350	349,680
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
2.894%(c)	06/25/33	1,137	1,139,817
Series 2003-H, Class A1
3.026%(c)	09/25/33	144	143,524
Series 2003-N, Class 2A1
2.725%(c)	12/25/33	446	443,905
Series 2004-DD, Class 2A6
2.841%(c)	01/25/35	1,201	1,191,918
Series 2004-R, Class 2A1
3.030%(c)	09/25/34	324	331,593
Series 2004-W, Class A1
2.816%(c)	11/25/34	599	596,541
Series 2005-AR4, Class 2A2
2.995%(c)	04/25/35	349	348,295
Series 2006-AR6, Class 7A1
2.963%(c)	03/25/36	567	559,157
Series 2007-2, Class 3A5
5.250%	03/25/37	246	250,661
Series 2007-7, Class A43
1.025%(c)	06/25/37	124	102,064

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $78,019,105)			78,396,861

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Fannie Mae Principal Strip, Notes, MTN
4.630%(s)	05/15/30	900	634,908
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	1,741	1,856,673
4.000%	02/01/26-10/01/42	2,659	2,880,038
4.500%	09/01/24-03/01/44	1,600	1,771,723
5.000%	04/01/22-10/01/40	1,823	1,996,579
5.500%	06/01/23-06/01/37	842	928,152
7.000%	11/01/37	281	329,354
Federal National Mortgage Assoc.
2.090%	11/01/22	923	944,325
2.330%	01/01/23	969	1,001,085
2.340%	12/01/22	1,966	2,031,686
2.350%	05/01/23	897	928,251
2.370%	12/01/22	782	809,524
2.450%	04/01/23	956	995,984
2.570%	03/01/23	1,149	1,201,967
2.619%	12/01/22	902	953,846
2.710%	10/01/22	1,201	1,232,265
2.960%	04/01/22	923	980,683
3.030%	12/01/21	1,555	1,652,751

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.340%	11/01/30		445	$484,645
3.500%	08/01/32-01/01/44		14,634	15,595,501
3.540%	10/01/20		1,500	1,612,475
3.770%	09/01/21		1,500	1,637,671
3.804%	05/01/22		872	950,788
3.885%	08/01/25		1,150	1,300,264
4.000%	06/01/32-07/01/43		5,402	5,882,409
4.010%	08/01/21		876	962,896
4.340%	04/01/20		965	1,052,986
4.380%	06/01/21		911	1,012,229
4.500%	06/01/26-04/01/44		1,859	2,044,343
4.630%	01/01/21		575	638,035
4.762%	08/01/26		1,317	1,561,840
5.000%	05/01/23-07/01/41		2,374	2,607,010
5.500%	07/01/21-04/01/37		3,007	3,357,992
6.000%	10/01/22-04/01/39		2,056	2,345,392
7.000%	01/01/39		358	457,427
7.500%	10/01/35		471	563,027
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39		896	996,363
5.000%	04/15/25		1,378	1,456,190
6.000%	01/15/40		963	1,104,634
Residual Funding Corp. Principal Strip, Bonds
2.745%(s)	01/15/30		600	433,201
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		520	663,088
5.250%	09/15/39		150	207,351
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		775	431,066

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $69,815,932)				72,488,617

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds
2.500%	02/15/46		40	41,344
4.375%	11/15/39-05/15/40		2,880	4,021,426
U.S. Treasury Notes
0.500%	03/31/17		145	145,011
0.500%	01/31/17	(k)	35,799	35,819,942
0.750%	12/31/17-02/15/19		1,930	1,926,329
1.250%	11/15/18		2,000	2,018,282
3.625%	02/15/20		1,000	1,087,500
U.S. Treasury Strips
1.440%(s)	05/15/21		3,000	2,840,019
1.695%(s)	05/15/26		5,000	4,227,645
1.910%(s)	05/15/20		8,160	7,856,799
2.250%(s)	05/15/28		2,465	1,982,237
2.255%(s)	11/15/22		400	367,246
2.310%(s)	08/15/32		390	279,839
2.400%(s)	02/15/28		3,500	2,831,245
2.486%(s)	05/15/32		7,000	5,061,966
2.500%(s)	11/15/30		400	301,292
2.560%(s)	05/15/31		8,425	6,263,617
2.643%(s)	02/15/29		1,125	887,540
2.677%(s)	11/15/32		1,200	854,551
2.737%(s)	02/15/34		2,235	1,534,077
2.810%(s)	05/15/33		2,500	1,755,443
2.845%(s)	02/15/35		335	223,049

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.940%(s)	11/15/31	465	$341,131

TOTAL U.S. TREASURY OBLIGATIONS
(cost $80,948,999)			82,667,530

TOTAL LONG-TERM INVESTMENTS
(cost $2,555,011,416)			2,671,798,398

		Shares
SHORT-TERM INVESTMENTS — 16.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $356,356,622)(w)		356,356,622	356,356,622
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $158,375,509)(b)(w)		158,375,509	158,375,509

TOTAL AFFILIATED MUTUAL FUNDS
(cost $514,732,131)			514,732,131

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n)
U.S. Treasury Bills
0.286%	01/05/17	290	289,794

(cost 289,784)

TOTAL SHORT-TERM INVESTMENTS
(cost $515,021,915)			515,021,925

TOTAL INVESTMENTS — 104.3%
(cost $3,070,033,331)			3,186,820,323
Liabilities in excess of other assets(z) — (4.3)%			(130,160,615)

NET ASSETS — 100.0%			$3,056,659,708

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,552,147 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $154,818,055; cash collateral of $158,308,469 (including in liabilities) was received with which the portfolio purchased highly liquid short-term investments. In addition, as of September 30, 2016, $371,555 of cash collateral had been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
53	2 Year U.S. Treasury Notes	Dec. 2016	$11,579,172	$11,578,843	$(329)
1,413	10 Year U.S. Treasury Notes	Dec. 2016	184,988,375	185,279,625	291,250
482	20 Year U.S. Treasury Bonds	Dec. 2016	82,332,617	81,051,313	(1,281,304)
363	Mini MSCI EAFE Index	Dec. 2016	30,280,550	30,976,605	696,055
638	Mini MSCI Emerging Markets Index	Dec. 2016	28,287,615	29,108,750	821,135
503	Russell 2000 Mini Index	Dec. 2016	60,870,545	62,789,490	1,918,945
2,627	S&P 500 E-Mini Index	Dec. 2016	277,910,850	283,768,540	5,857,690
88	SGX Nifty 50 Index	Oct. 2016	1,570,617	1,522,576	(48,041)

					8,255,401

Short Positions:
61	5 Year U.S. Treasury Notes	Dec. 2016	7,408,633	7,412,453	(3,820)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
550	10 Year Euro-Bund	Dec. 2016	$101,499,691	$102,377,021	$(877,330)
530	10 Year U.K. Gilt	Dec. 2016	88,977,292	89,475,969	(498,677)
172	10 Year U.S. Treasury Notes	Dec. 2016	22,562,672	22,553,500	9,172
43	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	8,036,937	7,906,625	130,312
4,804	MSCI Europe Net Total Return Index	Dec. 2016	98,748,840	99,837,113	(1,088,273)
474	TOPIX Index	Dec. 2016	62,334,305	61,841,329	492,976

					(1,835,640)

					$6,419,761

Cash of $13,949,058 and U.S. Treasury Obligations with a combined market value of $28,590,340 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/20/16	Standard Chartered PLC	AUD	208	$156,650	$158,876	$2,226
Expiring 12/20/16	Standard Chartered PLC	AUD	199	149,338	152,251	2,913
Brazilian Real,
Expiring 12/20/16	Credit Suisse First Boston Corp.	BRL	486	145,125	145,733	608
Expiring 12/20/16	Goldman Sachs & Co.	BRL	987	301,805	296,322	(5,483)
Expiring 12/20/16	Hong Kong & Shanghai Bank	BRL	524	153,113	157,353	4,240
Expiring 12/30/16	Deutsche Bank AG	BRL	4,983	1,522,073	1,490,904	(31,169)
British Pound,
Expiring 10/06/16	National Australia Bank Ltd.	GBP	22,641	29,745,470	29,349,659	(395,811)
Colombian Peso,
Expiring 12/20/16	Credit Suisse First Boston Corp.	COP	1,837,420	620,000	628,395	8,395
Expiring 12/20/16	Credit Suisse First Boston Corp.	COP	429,280	145,125	146,813	1,688
Expiring 12/20/16	Hong Kong & Shanghai Bank	COP	901,273	300,324	308,234	7,910
Expiring 12/20/16	Hong Kong & Shanghai Bank	COP	456,124	153,113	155,994	2,881
Danish Krone,
Expiring 10/06/16	Deutsche Bank AG	DKK	3,175	478,994	479,241	247
Euro,
Expiring 10/06/16	Credit Suisse First Boston Corp.	EUR	1,139	1,279,209	1,279,920	711
Expiring 10/06/16	Credit Suisse First Boston Corp.	EUR	700	781,361	786,444	5,083
Expiring 10/06/16	Deutsche Bank AG	EUR	469	528,333	527,361	(972)
Expiring 10/06/16	Royal Bank of Canada	EUR	5,962	6,704,263	6,699,300	(4,963)
Expiring 10/06/16	Royal Bank of Canada	EUR	915	1,027,503	1,027,625	122
Expiring 10/06/16	Royal Bank of Canada	EUR	759	857,818	852,502	(5,316)
Expiring 10/06/16	Royal Bank of Canada	EUR	263	293,482	295,538	2,056
Expiring 11/07/16	Credit Suisse First Boston Corp.	EUR	1,293	1,455,499	1,454,837	(662)
Expiring 12/20/16	Hong Kong & Shanghai Bank	EUR	271	305,916	305,812	(104)
Indian Rupee,
Expiring 12/20/16	Goldman Sachs & Co.	INR	40,817	605,824	604,601	(1,223)
Japanese Yen,
Expiring 12/20/16	Goldman Sachs & Co.	JPY	61,373	611,974	607,509	(4,465)
Expiring 12/20/16	Goldman Sachs & Co.	JPY	14,707	145,125	145,579	454
Expiring 12/20/16	Hong Kong & Shanghai Bank	JPY	15,862	155,601	157,015	1,414
Norwegian Krone,
Expiring 10/06/16	Royal Bank of Canada	NOK	2,995	364,060	374,651	10,591
Expiring 10/06/16	Royal Bank of Canada	NOK	2,286	278,841	285,992	7,151
Expiring 10/06/16	Royal Bank of Canada	NOK	2,159	261,065	270,050	8,985
Expiring 10/06/16	TD Securities	NOK	2,014	247,564	251,924	4,360
Russian Ruble,
Expiring 12/20/16	Credit Suisse First Boston Corp.	RUB	28,593	430,883	446,068	15,185

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/20/16	Credit Suisse First Boston Corp.	RUB	19,513	$294,985	$304,414	$9,429
Expiring 12/20/16	Goldman Sachs & Co.	RUB	19,624	297,958	306,134	8,176
Expiring 12/20/16	Hong Kong & Shanghai Bank	RUB	10,162	153,113	158,533	5,420
Expiring 12/30/16	Goldman Sachs & Co.	RUB	58,152	906,886	904,892	(1,994)
Singapore Dollar,
Expiring 12/20/16	Hong Kong & Shanghai Bank	SGD	209	153,113	153,392	279
Expiring 12/20/16	Royal Bank of Canada	SGD	406	299,970	297,924	(2,046)
Expiring 12/20/16	Standard Chartered PLC	SGD	214	157,218	157,140	(78)
Swedish Krona,
Expiring 10/06/16	Credit Suisse First Boston Corp.	SEK	3,104	363,047	361,890	(1,157)
Expiring 10/06/16	Credit Suisse First Boston Corp.	SEK	2,596	301,893	302,671	778
Expiring 10/06/16	Royal Bank of Canada	SEK	6,186	724,576	721,313	(3,263)
Expiring 11/07/16	Royal Bank of Canada	SEK	3,371	393,428	393,714	286
Swiss Franc,
Expiring 10/06/16	Credit Suisse First Boston Corp.	CHF	1,498	1,547,678	1,542,747	(4,931)
Turkish Lira,
Expiring 12/20/16	Hong Kong & Shanghai Bank	TRY	1,814	595,438	594,455	(983)
Expiring 12/30/16	Barclays Capital Group	TRY	1,872	613,562	612,328	(1,234)

				$57,008,316	$56,654,050	(354,266)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/30/16	Deutsche Bank AG	BRL	4,012	$1,223,678	$1,200,450	$23,228
Expiring 12/30/16	Deutsche Bank AG	BRL	971	291,059	290,454	605
British Pound,
Expiring 10/28/16	Citigroup Global Markets	GBP	3,487	4,522,508	4,522,062	446
Canadian Dollar,
Expiring 12/20/16	Citigroup Global Markets	CAD	415	314,437	316,719	(2,282)
Expiring 12/20/16	Citigroup Global Markets	CAD	393	305,512	299,375	6,137
Expiring 12/20/16	Goldman Sachs & Co.	CAD	592	449,467	451,493	(2,026)
Expiring 12/20/16	Goldman Sachs & Co.	CAD	202	153,113	154,067	(954)
Chinese Renminbi,
Expiring 12/20/16	Hong Kong & Shanghai Bank	CNH	7,980	1,188,712	1,189,749	(1,037)
Expiring 12/20/16	Hong Kong & Shanghai Bank	CNH	4,114	610,357	613,437	(3,080)
Expiring 12/20/16	Hong Kong & Shanghai Bank	CNH	4,066	603,446	606,267	(2,821)
Colombian Peso,
Expiring 12/20/16	Goldman Sachs & Co.	COP	1,786,676	610,568	611,040	(472)
Danish Krone,
Expiring 10/06/16	Royal Bank of Canada	DKK	16,561	2,483,813	2,499,364	(15,551)
Expiring 10/06/16	Royal Bank of Canada	DKK	3,795	571,933	572,797	(864)
Expiring 11/07/16	Deutsche Bank AG	DKK	1,689	254,661	255,334	(673)
Euro,
Expiring 10/06/16	Credit Suisse First Boston Corp.	EUR	1,555	1,741,028	1,747,330	(6,302)
Expiring 10/06/16	Deutsche Bank AG	EUR	99,731	111,351,035	112,065,961	(714,926)
Expiring 10/06/16	Deutsche Bank AG	EUR	1,657	1,856,241	1,861,551	(5,310)
Expiring 10/06/16	Deutsche Bank AG	EUR	974	1,094,655	1,094,122	533
Expiring 10/06/16	Deutsche Bank AG	EUR	962	1,085,078	1,080,910	4,168
Expiring 10/06/16	Deutsche Bank AG	EUR	625	698,858	702,038	(3,180)
Expiring 10/06/16	Deutsche Bank AG	EUR	263	293,541	295,538	(1,997)
Expiring 10/06/16	Royal Bank of Canada	EUR	1,523	1,703,120	1,711,273	(8,153)
Expiring 10/06/16	Royal Bank of Canada	EUR	441	495,091	495,130	(39)
Expiring 10/06/16	Royal Bank of Canada	EUR	326	368,604	366,309	2,295
Expiring 10/06/16	Royal Bank of Canada	EUR	315	351,440	353,961	(2,521)
Expiring 10/28/16	Citigroup Global Markets	EUR	31,305	35,262,628	35,213,324	49,304
Expiring 11/07/16	Australia and New Zealand Banking Group	EUR	1,243	1,392,292	1,399,244	(6,952)
Expiring 11/07/16	Royal Bank of Canada	EUR	391	439,622	440,214	(592)
Expiring 11/07/16	Royal Bank of Scotland	EUR	1,850	2,078,567	2,082,002	(3,435)
Expiring 12/20/16	Credit Suisse First Boston Corp.	EUR	271	307,615	305,812	1,803

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar,
Expiring 10/28/16	Royal Bank of Canada	HKD	4,806	$619,882	$619,750	$132
Japanese Yen,
Expiring 10/28/16	Citigroup Global Markets	JPY	1,182,769	11,791,712	11,677,738	113,974
New Zealand Dollar,
Expiring 12/20/16	State Street Bank	NZD	833	603,879	604,653	(774)
Norwegian Krone,
Expiring 10/06/16	TD Securities	NOK	24,861	2,987,139	3,109,789	(122,650)
Polish Zloty,
Expiring 12/20/16	Credit Suisse First Boston Corp.	PLN	559	145,125	145,883	(758)
Expiring 12/20/16	Deutsche Bank AG	PLN	555	144,106	144,912	(806)
Expiring 12/20/16	Royal Bank of Canada	PLN	1,190	307,147	310,581	(3,434)
Russian Ruble,
Expiring 12/20/16	Goldman Sachs & Co.	RUB	38,710	600,903	603,893	(2,990)
Singapore Dollar,
Expiring 10/06/16	Bank of New York Mellon	SGD	4	2,574	2,554	20
Expiring 10/28/16	Citigroup Global Markets	SGD	3,461	2,545,782	2,538,759	7,023
Swedish Krona,
Expiring 10/06/16	Deutsche Bank AG	SEK	7,562	884,807	881,801	3,006
Expiring 10/06/16	Royal Bank of Canada	SEK	16,150	1,895,630	1,883,117	12,513
Expiring 10/06/16	Royal Bank of Canada	SEK	5,629	662,832	656,333	6,499
Expiring 10/06/16	Royal Bank of Canada	SEK	2,392	281,695	278,866	2,829
Expiring 10/28/16	Deutsche Bank AG	SEK	2,775	325,205	323,939	1,266
Swiss Franc,
Expiring 10/06/16	Deutsche Bank AG	CHF	4,970	5,062,723	5,117,356	(54,633)
Expiring 10/06/16	Deutsche Bank AG	CHF	298	305,278	307,088	(1,810)
Expiring 11/07/16	Credit Suisse First Boston Corp.	CHF	488	503,154	503,117	37
Expiring 11/07/16	Royal Bank of Canada	CHF	435	449,136	448,257	879
Turkish Lira,
Expiring 12/20/16	Barclays Capital Group	TRY	477	157,218	156,335	883
Expiring 12/20/16	Hong Kong & Shanghai Bank	TRY	1,337	440,669	438,120	2,549
Expiring 12/30/16	Citigroup Global Markets	TRY	3,743	1,226,221	1,224,656	1,565

				$206,045,496	$206,774,824	(729,328)

						$(1,083,594)

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/06/16	Buy	CHF	1,777	EUR	1,625	$3,034	Royal Bank of Canada
10/06/16	Buy	EUR	1,893	CHF	2,062	3,273	Royal Bank of Canada
10/06/16	Buy	EUR	2,769	GBP	2,399	1,520	Royal Bank of Canada
11/07/16	Buy	EUR	286	DKK	2,130	(95)	Royal Bank of Canada
10/06/16	Buy	GBP	2,390	EUR	2,827	(78,629)	Royal Bank of Canada
10/06/16	Buy	NOK	4,837	EUR	521	19,246	Deutsche Bank AG
10/06/16	Buy	SEK	3,527	EUR	369	(3,551)	Deutsche Bank AG

						$(55,202)

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	10/08/16	GBP 90	Pay or receive amounts based on market value fluctuation of ABCam PLC	$ 35,087	$ —	$ 35,087
Bank of America	10/08/16	GBP 106	Pay or receive amounts based on market value fluctuation of BP PLC	22,508	—	22,508

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Bank of America	10/08/16	GBP 53	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	$70,026	$—	$70,026
Bank of America	10/08/16	GBP 73	Pay or receive amounts based on market value fluctuation of Compass Group PLC	29,390	—	29,390
Bank of America	10/08/16	GBP 270	Pay or receive amounts based on market value fluctuation of GKN PLC Pay or receive amounts based on market value fluctuation of	7,562	—	7,562
Bank of America	10/08/16	GBP 132	GlaxoSmithKline PLC Pay or receive amounts based on market value fluctuation of	18,324	—	18,324
Bank of America	10/08/16	GBP 307	Glencore PLC Pay or receive amounts based on market value fluctuation of Hill &	99,235	—	99,235
Bank of America	10/08/16	GBP 81	Smith Holdings PLC Pay or receive amounts based on market value fluctuation of HSBC	(77,394)	—	(77,394)
Bank of America	10/08/16	GBP 269	Holdings PLC Pay or receive amounts based on market value fluctuation of Imperial	74,003	—	74,003
Bank of America	10/08/16	GBP 27	Brands PLC Pay or receive amounts based on market value fluctuation of Lloyds	(17,119)	—	(17,119)
Bank of America	10/08/16	GBP 1,200	Banking Group PLC Pay or receive amounts based on market value fluctuation of	(48,391)	—	(48,391)
Bank of America	10/08/16	GBP 57	Persimmon PLC Pay or receive amounts based on market value fluctuation of	(13,191)	—	(13,191)
Bank of America	10/08/16	GBP 52	Prudential PLC Pay or receive amounts based on market value fluctuation of Reckitt	(25,001)	—	(25,001)
Bank of America	10/08/16	GBP 27	Benckiser Group PLC Pay or receive amounts based on market value fluctuation of Rio	(47,511)	—	(47,511)
Bank of America	10/08/16	GBP 55	Tinto PLC Pay or receive amounts based on market value fluctuation of Sage	165,195	—	165,195
Bank of America	10/08/16	GBP 140	Group PLC Pay or receive amounts based on market value fluctuation of Taylor	(3,345)	—	(3,345)
Bank of America	10/08/16	GBP 534	Wimpey PLC Pay or receive amounts based on market value fluctuation of Weir	(38,835)	—	(38,835)
Bank of America	10/08/16	GBP 48	Group PLC Pay or receive amounts based on market value fluctuation of WPP	53,193	—	53,193
Bank of America	10/08/16	GBP 63	PLC	3,660	—	3,660

				$307,396	$—	$307,396

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$270,269	$10,935,315	$—
Austria	—	1,275,294	—
Belgium	—	8,955,100	—
Brazil	12,694,131	—	—
Canada	18,497,882	—	—
Chile	1,031,791	—	—
China	9,362,732	36,555,715	—
Denmark	—	11,561,031	—
Finland	—	2,873,066	—
France	—	49,157,568	—
Germany	46,649	43,035,542	—
Hong Kong	2,400,573	19,814,623	—
Hungary	—	1,031,432	—
India	20,571,672	—	—
Indonesia	—	6,492,533	—
Ireland	690,760	100,749	—
Israel	2,266,821	—	—
Italy	—	4,565,916	—
Japan	—	75,945,756	—
Luxembourg	—	2,504,044	—
Macau	—	1,330,695	—
Malaysia	—	1,282,329	—
Mexico	3,828,640	—	—
Netherlands	12,935,267	21,702,558	—
New Zealand	—	253,626	—
Norway	—	1,626,683	—
Peru	1,246,682	—	—
Poland	—	1,781,614	—
Portugal	—	216,624	—
Russia	11,039,311	1,315,252	—
Singapore	9,643,351	1,568,162	—
South Africa	—	16,882,449	—
South Korea	9,208,147	21,327,010	—
Spain	—	4,884,208	—
Sweden	—	6,700,055	—
Switzerland	2,425,195	53,129,227	—
Taiwan	7,632,407	16,444,579	—
Thailand	1,435,152	5,365,791	—
Turkey	—	5,545,650	—
United Arab Emirates	—	508,913	—
United Kingdom	1,794,641	57,114,338	—
United States	953,819,662	2,276,972	23,652
Preferred Stocks
Brazil	2,923,039	—	—
China	5,183,064	—	—
France	458,763	—	—
Germany	—	5,545,096	—
Ireland	188,000	—	—
Israel	2,435,861	—	—
Russia	—	528,558	—
United Kingdom	1,473,380	—	—
United States	39,098,815	—	—
Asset-Backed Securities

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Non-Residential Mortgage-Backed Securities	$—	$699,091	$—
Residential Mortgage-Backed Securities	—	58,142,773	996,605
Bank Loans	—	4,688,551	177,317
Commercial Mortgage-Backed Securities	—	18,940,869	173,973
Convertible Bonds
Austria		742,344	—
Belgium	—	1,065,672	—
China	—	7,331,940	—
Czech Republic	—	460,801	—
Finland	—	578,247	—
France		9,185,227	—
Germany	—	11,118,453	—
Hong Kong	—	1,237,500	—
Hungary	—	1,012,638	—
Israel	—	745,703	—
Italy	—	1,787,214	—
Japan	—	13,326,358	—
Malaysia	—	1,200,672	—
Mexico	—	3,294,521	—
Netherlands	—	1,413,000	—
Norway	—	520,428	—
Singapore	—	1,299,314	—
South Africa		3,336,943	—
Spain	—	3,993,260	—
Sweden	—	634,704	—
Switzerland	—	581,343	—
Taiwan	—	755,850	—
United Arab Emirates	—	2,316,215	—
United Kingdom	—	4,783,333	—
United States	—	56,825,074	—
Corporate Bonds
Argentina	—	1,418,974	—
Australia	—	3,563,614	—
Bahamas	—	40,000	—
Belgium	—	4,497,737	—
Brazil	—	4,788,268	—
Canada	—	16,694,234	—
Chile	—	1,941,468	—
China	—	2,483,954	—
Colombia	—	1,243,184	—
Costa Rica	—	174,500	—
Croatia	—	219,420	—
Denmark	—	649,152	—
Finland	—	115,667	—
France	—	5,884,467	—
Georgia	—	294,785	—
Germany	—	6,937,219	—
Hong Kong	—	439,616	—
India	—	633,935	—
Indonesia	—	1,580,923	—
Ireland	—	1,057,291	—
Israel	—	934,166	—
Italy	—	365,750	—
Japan	—	1,019,158	—
Kazakhstan	—	1,602,839	—
Luxembourg	—	6,075,991	—
Malaysia	—	1,880,306	—
Mexico	—	5,602,702	—
Morocco	—	521,142	—
Netherlands	—	7,795,682	—
New Zealand	—	1,219,100	—
Norway	—	618,599	—
Peru	—	1,226,018	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Philippines	$—	$761,935	$—
Portugal	—	335,197	—
Russia	—	2,080,896	—
Singapore	—	889,354	—
South Africa	—	1,077,473	—
South Korea	—	111,563	—
Spain	—	474,003	—
Sri Lanka	—	281,034	—
Sweden	—	2,437,215	—
Switzerland	—	3,809,245	—
Trinidad & Tobago	—	110,750	—
Tunisia	—	390,900	—
Ukraine	—	443,142	—
United Arab Emirates	—	1,002,092	—
United Kingdom	—	17,509,630	—
United States	—	383,296,906	180,600
Venezuela	—	1,164,071	—
Foreign Government Bonds	—	87,497,555	—
Municipal Bonds	—	745,653	—
Residential Mortgage-Backed Securities	—	78,396,861	—
U.S. Government Agency Obligations	—	72,488,617	—
U.S. Treasury Obligations	—	82,957,324	—
Affiliated Mutual Funds	514,732,131	—	—
Other Financial Instruments*
Futures Contracts	6,419,761	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,083,594)	—
OTC Cross Currency Exchange Contracts	—	(55,202)	—
OTC Total Return Swap Agreements	—	307,396	—

Total	$1,655,754,549	$1,535,101,988	$1,552,147

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Funds (5.2% represents investments purchased with collateral from securities on loan)	16.9%
Banks	6.9
Equity Real Estate Investment Trusts (REITs)	4.8
Residential Mortgage-Backed Securities	4.5
Pharmaceuticals	3.2
Foreign Government Bonds	2.9
U.S. Treasury Obligations	2.7
Oil, Gas & Consumable Fuels	2.7
Media	2.5
Insurance	2.5
U.S. Government Agency Obligations	2.4
Software	2.2
Internet Software & Services	2.2
Semiconductors & Semiconductor Equipment	2.1
Telecommunications	1.6
Capital Markets	1.5
Oil & Gas	1.4
Machinery	1.3
IT Services	1.3
Health Care Providers & Services	1.3
Biotechnology	1.3
Beverages	1.3

Chemicals	1.2%
Specialty Retail	1.1
Technology Hardware, Storage & Peripherals	1.1
Hotels, Restaurants & Leisure	1.1
Electric	1.0
Industrial Conglomerates	1.0
Electric Utilities	1.0
Diversified Financial Services	0.9
Internet & Direct Marketing Retail	0.9
Real Estate Investment Trusts (REITs)	0.9
Automobiles	0.9
Semiconductors	0.8
Food Products	0.8
Metals & Mining	0.8
Food & Staples Retailing	0.8
Healthcare-Services	0.8
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.7
Aerospace & Defense	0.7
Household Durables	0.6
Commercial Mortgage-Backed Securities	0.6
Tobacco	0.6
Wireless Telecommunication Services	0.6
Household Products	0.6
Building Products	0.6
Real Estate Management & Development	0.5
Retail	0.5
Textiles, Apparel & Luxury Goods	0.5

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Pipelines	0.5%
Internet	0.5
Construction Materials	0.5
Communications Equipment	0.4
Auto Manufacturers	0.4
Auto Components	0.4
Multi-Utilities	0.4
Diversified Telecommunication Services	0.4
Health Care Equipment & Supplies	0.4
Airlines	0.4
Foods	0.4
Commercial Services	0.4
Road & Rail	0.3
Computers	0.3
Personal Products	0.3
Life Sciences Tools & Services	0.3
Mining	0.3
Consumer Finance	0.3
Healthcare-Products	0.3
Containers & Packaging	0.3
Multiline Retail	0.3
Energy Equipment & Services	0.3
Miscellaneous Manufacturing	0.3
Transportation	0.2
Trading Companies & Distributors	0.2
Commercial Services & Supplies	0.2
Real Estate	0.2
Distributors	0.2
Lodging	0.2
Gas	0.2

Auto Parts & Equipment	0.2%
Agriculture	0.2
Entertainment	0.1
Professional Services	0.1
Home Furnishings	0.1
Oil & Gas Services	0.1
Engineering & Construction	0.1
Construction & Engineering	0.1
Building Materials	0.1
Packaging & Containers	0.1
Machinery-Diversified	0.1
Paper & Forest Products	0.1
Holding Companies-Diversified	0.1
Electrical Components & Equipment	0.1
Investment Companies	0.1
Transportation Infrastructure	0.1
Apparel	0.1
Health Care Technology	0.1
Iron/Steel	0.1
Marine	0.1
Household Products/Wares	0.1
Coal	0.1
Machinery-Construction & Mining	0.1
Distribution/Wholesale	0.1
Environmental Control	0.1

104.3
Liabilities in excess of other assets	(4.3)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/2016
Equity contracts.	$8,957,883
Foreign exchange contracts	(1,138,796)
Interest rate contracts	(2,230,726)

Total	$5,588,361

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 95.5%
Australia — 1.2%
BHP Billiton Ltd.	202,359	$3,505,367
BHP Billiton PLC	78,745	1,184,206

		4,689,573

Belgium — 2.1%
Anheuser-Busch InBev NV	62,335	8,197,583

Canada
Nortel Networks Corp.*^(g)	2,492	1

China — 3.8%
Baidu, Inc., ADR*	21,400	3,896,298
China Overseas Land & Investment Ltd.	880,000	3,025,436
CNOOC Ltd.	3,203,000	4,040,628
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	729,500	3,824,177

		14,786,539

Denmark — 1.3%
Novo Nordisk A/S (Class B Stock)	119,978	5,000,529

France — 10.4%
Accor SA	103,707	4,115,042
AXA SA	245,740	5,224,995
BNP Paribas SA	31,514	1,620,886
Essilor International SA	23,198	2,992,453
Imerys SA	35,892	2,592,392
Kering	13,922	2,809,238
LVMH Moet Hennessy Louis Vuitton SE	23,439	3,996,627
Pernod Ricard SA	36,786	4,356,744
Sanofi	64,311	4,897,368
Schneider Electric SE	77,212	5,371,193
Technip SA	44,581	2,740,596

		40,717,534

Germany — 6.2%
Allianz SE	37,659	5,596,541
Bayer AG	54,178	5,441,140
Continental AG	25,859	5,448,552
Fresenius Medical Care AG & Co. KGaA	15,856	1,387,184
SAP SE	70,529	6,450,078

		24,323,495

Hong Kong — 3.9%
Cheung Kong Property Holdings Ltd.	553,500	4,071,466
CK Hutchison Holdings Ltd.	453,500	5,796,749
Hang Lung Properties Ltd.	789,000	1,789,720
Sands China Ltd.	818,800	3,588,906

		15,246,841

India — 1.0%
HDFC Bank Ltd., ADR	54,025	3,883,857

Indonesia — 0.7%
Astra International Tbk PT	4,474,300	2,839,052

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	75,722	3,483,969

Japan — 22.7%
Astellas Pharma, Inc.	277,100	4,328,041
Daikin Industries Ltd.	40,700	3,797,956
FANUC Corp.	25,300	4,273,561
Honda Motor Co. Ltd.	159,900	4,614,762
Inpex Corp.	457,700	4,161,624

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Japan Tobacco, Inc.	184,400	$7,548,456
KDDI Corp.	141,000	4,368,464
Keyence Corp.	6,500	4,762,483
Komatsu Ltd.	145,000	3,326,186
Kubota Corp.	358,100	5,420,028
Makita Corp.	73,000	5,201,237
Mitsui Fudosan Co. Ltd.	162,000	3,446,455
Nidec Corp.	45,200	4,177,979
Nitto Denko Corp.	22,400	1,454,786
Shin-Etsu Chemical Co. Ltd.	64,300	4,486,394
SMC Corp.	19,623	5,665,803
Sumitomo Mitsui Financial Group, Inc.	218,800	7,390,979
Tokyo Electron Ltd.	51,000	4,507,583
Toyota Motor Corp.	103,500	6,003,667

		88,936,444

Macau — 0.9%
Wynn Macau Ltd.	2,155,200	3,597,483

Netherlands — 6.2%
Akzo Nobel NV	78,497	5,309,559
ASML Holding NV	39,448	4,323,165
ING Groep NV, CVA	377,239	4,657,272
NXP Semiconductors NV*	27,820	2,837,918
Royal Dutch Shell PLC (Class A Stock)	281,117	6,993,566

		24,121,480

South Africa — 1.1%
Naspers Ltd. (Class N Stock)	25,106	4,345,169

South Korea — 2.7%
Hyundai Mobis Co. Ltd.	10,260	2,574,811
Samsung Electronics Co. Ltd., GDR	11,275	8,136,509

		10,711,320

Switzerland — 10.1%
Cie Financiere Richemont SA	70,435	4,295,661
Glencore PLC*	1,067,908	2,924,103
LafargeHolcim Ltd., NYSE*	49,459	2,672,484
LafargeHolcim Ltd., OMXS*	48,359	2,619,370
Novartis AG	101,448	8,006,309
Roche Holding AG	32,970	8,192,999
UBS Group AG	438,696	5,992,789
Zurich Insurance Group AG*	18,782	4,843,767

		39,547,482

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	146,673	4,486,727

United Kingdom — 18.2%
Aggreko PLC	74,428	917,582
Barclays PLC	667,069	1,446,212
British American Tobacco PLC	101,781	6,491,156
Burberry Group PLC	274,594	4,899,906
HSBC Holdings PLC	866,591	6,484,467
Imperial Brands PLC	67,283	3,463,080
Lloyds Banking Group PLC	3,192,704	2,255,683
Meggitt PLC	543,082	3,169,793
Persimmon PLC	98,680	2,320,209
Prudential PLC	443,599	7,863,485
Rio Tinto Ltd.	73,306	2,916,153
Rio Tinto PLC	79,835	2,653,399
Standard Chartered PLC*	516,877	4,206,197

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Travis Perkins PLC	95,902	$1,912,821
Tullow Oil PLC*	178,555	586,494
Unilever PLC	113,113	5,352,489
Vodafone Group PLC	2,700,477	7,744,725
WPP PLC	267,333	6,283,796

		70,967,647

United States — 0.9%
Shire PLC	55,568	3,593,184

TOTAL COMMON STOCKS (cost $357,910,684)		373,475,909

PREFERRED STOCK — 1.3%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $3,509,109)	38,699	5,267,003

TOTAL LONG-TERM INVESTMENTS
(cost $361,419,793)		378,742,912

Shares		Value

SHORT-TERM INVESTMENT — 2.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $8,489,250)(w)	8,489,250	$8,489,250

TOTAL INVESTMENTS — 99.0%
(cost $369,909,043)		387,232,162
Other assets in excess of liabilities — 1.0%		3,807,795

NET ASSETS — 100.0%		$391,039,957

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1 and 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,689,573	$—
Belgium	—	8,197,583	—
Canada	—	—	1
China	3,896,298	10,890,241	—
Denmark	—	5,000,529	—
France	—	40,717,534	—
Germany	—	24,323,495	—
Hong Kong	—	15,246,841	—
India	3,883,857	—	—
Indonesia	—	2,839,052	—
Israel	3,483,969	—	—
Japan	—	88,936,444	—
Macau	—	3,597,483	—
Netherlands	7,495,190	16,626,290	—
South Africa	—	4,345,169	—
South Korea	8,136,509	2,574,811	—
Switzerland	—	39,547,482	—
Taiwan	4,486,727	—	—
United Kingdom	—	70,967,647	—
United States	—	3,593,184	—
Preferred Stock
Germany	—	5,267,003	—
Affiliated Mutual Fund	8,489,250	—	—

Total	$39,871,800	$347,360,361	$1

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Pharmaceuticals	10.1%
Banks	8.2
Insurance	7.0
Machinery	6.1
Tobacco	4.5
Semiconductors & Semiconductor Equipment	4.1
Textiles, Apparel & Luxury Goods	4.1
Oil, Gas & Consumable Fuels	4.0
Automobiles	3.4
Metals & Mining	3.4
Beverages	3.2
Real Estate Management & Development	3.2
Wireless Telecommunication Services	3.1
Hotels, Restaurants & Leisure	2.9
Chemicals	2.9
Media	2.7
Electrical Equipment	2.4
Affiliated Mutual Fund	2.2
Technology Hardware, Storage & Peripherals	2.1

Auto Components	2.0%
Construction Materials	2.0
Software	1.6
Capital Markets	1.5
Industrial Conglomerates	1.5
Personal Products	1.4
Household Products	1.3
Electronic Equipment, Instruments & Components	1.2
Internet Software & Services	1.0
Building Products	1.0
Biotechnology	0.9
Aerospace & Defense	0.8
Health Care Equipment & Supplies	0.8
Energy Equipment & Services	0.7
Household Durables	0.6
Trading Companies & Distributors	0.5
Health Care Providers & Services	0.4
Commercial Services & Supplies	0.2

99.0
Other assets in excess of liabilities	1.0

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 89.8%

	Shares	Value
COMMON STOCKS — 41.7%
Aerospace & Defense — 0.6%
Airbus Group SE (France)	23,568	$1,429,434
General Dynamics Corp.	2,865	444,533
Meggitt PLC (United Kingdom)	166,190	969,997
Northrop Grumman Corp.	4,461	954,431
Raytheon Co.	29,822	4,059,669
Safran SA (France)	28,397	2,042,383
Thales SA (France)	42,167	3,882,795
United Technologies Corp.	17,800	1,808,480

		15,591,722

Air Freight & Logistics — 0.1%
Yamato Holdings Co. Ltd. (Japan)	84,300	1,964,999

Airlines — 0.4%
AirAsia Bhd (Malaysia)	651,600	440,324
Delta Air Lines, Inc.	130,557	5,138,724
Japan Airlines Co. Ltd. (Japan)	38,600	1,134,665
Southwest Airlines Co.	58,729	2,283,971
United Continental Holdings, Inc.*	29,003	1,521,787

		10,519,471

Auto Components — 0.3%
Continental AG (Germany)	17,688	3,726,903
Delphi Automotive PLC (United Kingdom)	18,771	1,338,748
Hankook Tire Co. Ltd. (South Korea)	5,600	302,772
Hyundai Mobis Co. Ltd. (South Korea)	5,340	1,340,107
Valeo SA (France)	20,242	1,181,507
Xinyi Glass Holdings Ltd. (Hong Kong)*	304,000	276,387

		8,166,424

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	1,139,900	723,294
Daimler AG (Germany)	19,815	1,397,513
Ford Otomotiv Sanayi A/S (Turkey)	13,800	145,498
Geely Automobile Holdings Ltd. (China)	590,000	531,266
General Motors Co.	134,988	4,288,569
General Motors Corp. Escrow Shares*^	110,000	11
Great Wall Motor Co. Ltd. (China) (Class H Stock)	431,500	424,317
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	444,000	574,228
Honda Motor Co. Ltd. (Japan)	58,700	1,694,100
Kia Motors Corp. (South Korea)	4,835	185,770
Renault SA (France)	21,690	1,784,428
Suzuki Motor Corp. (Japan)	45,500	1,524,024
Tesla Motors, Inc.*(a)	4,330	883,450
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	26,520	193,373
Toyota Motor Corp. (Japan)	34,300	1,989,621

		16,339,462

Banks — 2.8%
Akbank TAS (Turkey)	262,500	703,220
Australia & New Zealand Banking Group Ltd. (Australia)	91,556	1,950,288
Banco do Brasil SA (Brazil)	100,565	709,983
Banco Santander SA (Spain)	134,150	595,139
Bank of America Corp.	204,500	3,200,425
Bank of China Ltd. (China) (Class H Stock)	3,213,000	1,483,776
Barclays PLC (United Kingdom)	269,629	584,558
BNP Paribas SA (France)	64,569	3,321,032

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,087,000	$727,071
China Construction Bank Corp. (China) (Class H Stock)	2,877,000	2,160,737
China Everbright Bank Co. Ltd. (China) (Class H Stock)	489,000	229,020
China Merchants Bank Co. Ltd. (China) (Class H Stock)	441,000	1,121,478
Citigroup, Inc.	118,073	5,576,588
Citizens Financial Group, Inc.	57,100	1,410,941
East West Bancorp, Inc.	30,323	1,113,157
Erste Group Bank AG (Austria)*	31,733	939,673
Fifth Third Bancorp(a)	43,800	896,148
First Republic Bank	11,300	871,343
Hana Financial Group, Inc. (South Korea)	16,150	411,161
HDFC Bank Ltd. (India), ADR	39,275	2,823,480
HSBC Holdings PLC (United Kingdom), (QMTF)	181,460	1,363,985
HSBC Holdings PLC (United Kingdom), (XHKG)	345,600	2,586,032
ING Groep NV (Netherlands)	381,398	4,708,618
Intesa Sanpaolo SpA (Italy)	199,485	442,880
KBC Group NV (Belgium)*	20,594	1,202,199
KeyCorp.	82,315	1,001,774
Kiatnakin Bank PCL (Thailand), NVDR	174,000	266,704
Krung Thai Bank PCL (Thailand), NVDR	1,651,100	841,620
Lloyds Banking Group PLC (United Kingdom)	1,164,593	822,799
M&T Bank Corp.(a)	18,474	2,144,831
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	406,100	2,057,338
National Bank Holdings Corp. (Class A Stock)	10,200	238,374
Nordea Bank AB (Sweden)	137,995	1,370,356
OTP Bank PLC (Hungary)	19,650	516,239
PNC Financial Services Group, Inc. (The)	23,300	2,099,097
Sberbank of Russia PJSC (Russia), ADR	137,103	1,291,510
Shinhan Financial Group Co. Ltd. (South Korea)	31,420	1,150,747
Signature Bank*	15,059	1,783,739
Societe Generale SA (France)	11,816	408,768
Standard Chartered PLC (United Kingdom)*	171,822	1,398,238
Sumitomo Mitsui Financial Group, Inc. (Japan)	68,600	2,317,281
SunTrust Banks, Inc.	42,400	1,857,120
Turkiye Is Bankasi (Turkey) (Class C Stock)	310,855	492,079
US Bancorp	36,800	1,578,352
Wells Fargo & Co.	233,499	10,339,336
Zions Bancorporation	6,690	207,524

		75,316,758

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	45,003	5,918,278
Arca Continental SAB de CV (Mexico)	55,650	331,206
Britvic PLC (United Kingdom)	46,829	366,123
Carlsberg A/S (Denmark) (Class B Stock)	11,307	1,080,654
Dr. Pepper Snapple Group, Inc.	10,400	949,624
Fomento Economico Mexicano SAB de CV (Mexico), ADR	5,322	489,837
Molson Coors Brewing Co. (Class B Stock)	16,446	1,805,771
Monster Beverage Corp.*	7,279	1,068,630

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.	31,355	$3,410,483
Pernod Ricard SA (France)	8,920	1,056,439
SABMiller PLC (United Kingdom)	17,399	1,013,477
Suntory Beverage & Food Ltd. (Japan)	20,500	886,387
Thai Beverage PCL (Thailand)	526,200	374,815

		18,751,724

Biotechnology — 1.0%
AbbVie, Inc.	37,551	2,368,342
Actelion Ltd. (Switzerland)*	6,008	1,042,592
Alexion Pharmaceuticals, Inc.*	9,582	1,174,178
Amgen, Inc.	14,047	2,343,180
Biogen, Inc.*	5,518	1,727,300
BioMarin Pharmaceutical, Inc.*	4,037	373,503
Celgene Corp.*	16,674	1,742,933
Genmab A/S (Denmark)*	9,799	1,677,127
Gilead Sciences, Inc.	49,913	3,949,117
Intercept Pharmaceuticals, Inc.*(a)	5,802	954,951
Kite Pharma, Inc.*(a)	16,972	948,056
Regeneron Pharmaceuticals, Inc.*	3,700	1,487,474
Shire PLC	48,612	3,143,389
Spark Therapeutics, Inc.*(a)	10,075	605,105
Vertex Pharmaceuticals, Inc.*	25,010	2,181,122

		25,718,369

Building Products — 0.4%
Allegion PLC	15,413	1,062,110
China Lesso Group Holdings Ltd. (China)	213,000	145,487
Daikin Industries Ltd. (Japan)	35,600	3,322,045
Fortune Brands Home & Security, Inc.(a)	29,429	1,709,825
Geberit AG (Switzerland)	1,547	678,113
Lennox International, Inc.(a)	16,950	2,661,659
Masco Corp.	21,108	724,215
Schweiter Technologies AG (Switzerland)	1,037	1,202,214

		11,505,668

Capital Markets — 1.0%
Affiliated Managers Group, Inc.*	8,338	1,206,509
BlackRock, Inc.	6,200	2,247,252
Charles Schwab Corp. (The)	128,499	4,056,713
Credit Suisse Group AG (Switzerland)*	29,234	384,212
Goldman Sachs Group, Inc. (The)	16,407	2,645,957
Intercontinental Exchange, Inc.	8,614	2,320,267
Invesco Ltd.	27,400	856,798
Lazard Ltd. (Class A Stock)	21,952	798,175
Morgan Stanley	125,118	4,011,283
Moscow Exchange MICEX-RTS PJSC (Russia)	313,135	631,373
Northern Trust Corp.	15,500	1,053,845
S&P Global, Inc.(a)	16,870	2,135,067
T. Rowe Price Group, Inc.(a)	22,700	1,509,550
UBS Group AG (Switzerland)	257,200	3,513,470

		27,370,471

Chemicals — 0.5%
Akzo Nobel NV (Netherlands)	27,300	1,846,579
Arkema SA (France)	8,545	791,120
BASF SE (Germany)	9,081	777,567
Chr Hansen Holding A/S (Denmark)	19,596	1,167,230
Covestro AG (Germany)	22,679	1,342,107
E.I. du Pont de Nemours & Co.	21,517	1,440,993
Eastman Chemical Co.	16,604	1,123,759

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Evonik Industries AG (Germany)	31,789	$1,076,201
Koninklijke DSM NV (Netherlands)	12,344	833,662
Mosaic Co. (The)(a)	16,307	398,869
Nitto Denko Corp. (Japan)	7,200	467,610
Sherwin-Williams Co. (The)	3,198	884,759
Shin-Etsu Chemical Co. Ltd. (Japan)	20,100	1,402,434
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	322,000	163,520

		13,716,410

Commercial Services & Supplies — 0.1%
Aggreko PLC (United Kingdom)	27,602	340,290
Waste Connections, Inc. (Canada)	45,712	3,414,686

		3,754,976

Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	108,000	168,784
Arista Networks, Inc.*(a)	14,973	1,273,903
Cisco Systems, Inc.	61,300	1,944,436
Harris Corp.	24,046	2,202,854
Palo Alto Networks, Inc.*(a)	9,655	1,538,331

		7,128,308

Construction & Engineering — 0.1%
HOCHTIEF AG (Germany)	4,865	686,577
Kajima Corp. (Japan)	207,000	1,448,561
Tekfen Holding A/S (Turkey)	182,240	468,936
Vinci SA (France)	9,720	744,346

		3,348,420

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	282,500	780,793
Eagle Materials, Inc.	14,699	1,136,233
HeidelbergCement AG (Germany)	6,397	604,979
Imerys SA (France)	12,225	882,982
LafargeHolcim Ltd. (Switzerland), (XBRN)*	12,315	667,043
LafargeHolcim Ltd. (Switzerland), (XPAR)*	13,205	713,523
Martin Marietta Materials, Inc.	7,000	1,253,770
Vulcan Materials Co.	18,251	2,075,686

		8,115,009

Consumer Finance — 0.3%
Ally Financial, Inc.	58,700	1,142,889
Capital One Financial Corp.	71,786	5,156,388
Discover Financial Services	15,779	892,302

		7,191,579

Containers & Packaging — 0.2%
Ball Corp.(a)	21,500	1,761,925
Crown Holdings, Inc.*	13,203	753,759
WestRock Co.	46,895	2,273,470

		4,789,154

Distributors — 0.1%
Genuine Parts Co.	19,375	1,946,219
Jardine Cycle & Carriage Ltd. (Singapore)	12,500	394,832
LKQ Corp.*	37,686	1,336,346

		3,677,397

Diversified Consumer Services
Kroton Educacional SA (Brazil)	169,070	774,608

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
New Oriental Education & Technology Group, Inc. (China), ADR*	5,670	$262,861

		1,037,469

Diversified Financial Services — 0.1%
ORIX Corp. (Japan)	124,700	1,839,656

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	104,944	4,261,775
BT Group PLC (United Kingdom)	309,965	1,559,524
Deutsche Telekom AG (Germany)	231,145	3,883,375
LG Uplus Corp. (South Korea)	38,650	413,345
Nippon Telegraph & Telephone Corp. (Japan)	140,500	6,425,906
Orange SA (France)	242,474	3,798,993
PCCW Ltd. (Hong Kong)	525,000	323,355
Singapore Telecommunications Ltd. (Singapore)	1,162,600	3,400,480
Telecom Italia SpA (Italy)*	1,592,286	1,323,040
Telenor ASA (Norway)	55,425	953,083
Verizon Communications, Inc.	28,745	1,494,165

		27,837,041

Electric Utilities — 1.0%
American Electric Power Co., Inc.	27,200	1,746,512
Duke Energy Corp.	18,500	1,480,740
Edison International	23,604	1,705,389
EDP - Energias do Brasil SA (Brazil)	100,360	443,144
Endesa SA (Spain)	61,467	1,317,842
Enel SpA (Italy)	1,944,118	8,664,439
Eversource Energy	20,500	1,110,690
Iberdrola SA (Spain)	378,472	2,573,397
Korea Electric Power Corp. (South Korea)	21,160	1,036,548
NextEra Energy, Inc.	25,719	3,145,948
PG&E Corp.	7,882	482,142
Xcel Energy, Inc.	53,651	2,207,202

		25,913,993

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)*	93,564	2,108,743
Acuity Brands, Inc.(a)	8,808	2,330,597
Gamesa Corp. Tecnologica SA (Spain)	52,705	1,262,808
Jiangnan Group Ltd. (China)	676,000	115,535
Nidec Corp. (Japan)	14,200	1,312,551
Schneider Electric SE (France)	29,546	2,055,344
Vestas Wind Systems A/S (Denmark)	16,188	1,337,187

		10,522,765

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	60,500	611,294
Amphenol Corp. (Class A Stock)	29,749	1,931,305
Arrow Electronics, Inc.*	16,684	1,067,275
Coretronic Corp. (Taiwan)	123,000	134,307
Corning, Inc.	77,235	1,826,608
Elite Material Co. Ltd. (Taiwan)	170,000	465,668
FLEXium Interconnect, Inc. (Taiwan)	144,887	434,480
Innolux Corp. (Taiwan)	368,000	125,070
Keyence Corp. (Japan)	5,100	3,736,717
Largan Precision Co. Ltd. (Taiwan)	7,000	853,135
LG Display Co. Ltd. (South Korea)	32,270	824,985
Partron Co. Ltd. (South Korea)	21,020	174,012

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sunny Optical Technology Group Co. Ltd. (China)	41,000	$203,714
TE Connectivity Ltd. (Switzerland)	14,213	915,033
Zhen Ding Technology Holding Ltd. (Taiwan)	126,000	278,248

		13,581,851

Energy Equipment & Services — 0.2%
Schlumberger Ltd.	20,614	1,621,085
Subsea 7 SA (United Kingdom)*	73,590	794,100
Technip SA (France)	52,369	3,219,360

		5,634,545

Equity Real Estate Investment Trusts (REITs) — 3.2%
American Homes 4 Rent (Class A Stock)	55,881	1,209,265
Apartment Investment & Management Co. (Class A Stock)	49,391	2,267,541
AvalonBay Communities, Inc.	29,175	5,188,482
Boston Properties, Inc.	17,460	2,379,623
Brandywine Realty Trust	86,000	1,343,320
Brixmor Property Group, Inc.	100,900	2,804,011
Camden Property Trust(a)	18,760	1,570,962
CBL & Associates Properties, Inc.	24,200	293,788
Digital Realty Trust, Inc.(a)	10,900	1,058,608
Duke Realty Corp.	63,300	1,729,989
EastGroup Properties, Inc.	11,300	831,228
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	698,450	707,982
Equinix, Inc.	9,694	3,492,263
Equity LifeStyle Properties, Inc.	13,850	1,068,943
Equity One, Inc.	48,100	1,472,341
Essex Property Trust, Inc.	2,040	454,308
Goodman Group (Australia)	265,858	1,490,052
HCP, Inc.	97,773	3,710,485
Highwoods Properties, Inc.	15,850	826,102
Hospitality Properties Trust	30,900	918,348
Hudson Pacific Properties, Inc.	15,900	522,633
Kilroy Realty Corp.	4,150	287,803
Kimco Realty Corp.	123,490	3,575,035
Klepierre (France)	37,021	1,699,382
LaSalle Hotel Properties(a)	60,850	1,452,489
Liberty Property Trust	29,300	1,182,255
Life Storage, Inc.	15,750	1,400,805
Macerich Co. (The)	22,150	1,791,271
Mid-America Apartment Communities, Inc.(a)	27,049	2,542,335
National Health Investors, Inc.	20,470	1,606,486
Omega Healthcare Investors, Inc.(a)	40,420	1,432,889
Outfront Media, Inc.	37,900	896,335
Pennsylvania Real Estate Investment Trust	27,000	621,810
Prologis, Inc.	77,064	4,126,007
Public Storage	13,700	3,057,018
Rayonier, Inc.	52,666	1,397,756
Realty Income Corp.(a)	30,450	2,038,019
Regency Centers Corp.	22,150	1,716,403
RLJ Lodging Trust	3,039	63,910
Simon Property Group, Inc.	30,358	6,284,410
SL Green Realty Corp.(a)	19,470	2,104,707
Spirit Realty Capital, Inc.	184,300	2,456,719
STORE Capital Corp.	62,700	1,847,769
Sunstone Hotel Investors, Inc.(a)	59,800	764,842
Ventas, Inc.	8,300	586,229

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust	22,740	$2,301,515
Welltower, Inc.	25,000	1,869,250
Westfield Corp. (Australia)	72,452	542,130
Weyerhaeuser Co.	24,600	785,724

		85,771,577

Food & Staples Retailing — 0.2%
BGF retail Co. Ltd. (South Korea)	1,310	230,215
Casey’s General Stores, Inc.	5,900	708,885
Cencosud SA (Chile)	79,100	237,604
CVS Health Corp.	15,200	1,352,648
Distribuidora Internacional de Alimentacion SA (Spain)	100,309	621,162
Eurocash SA (Poland)	17,210	191,410
Koninklijke Ahold Delhaize NV (Netherlands).	10,396	236,780
Kroger Co. (The)	40,786	1,210,528
Pick’n Pay Stores Ltd. (South Africa)	50,150	251,481
SPAR Group Ltd. (The) (South Africa)	33,700	472,670
Sprouts Farmers Market, Inc.*(a)	29,846	616,320
X5 Retail Group NV (Russia), GDR, RegS*.	11,850	342,702

		6,472,405

Food Products — 0.8%
Amplify Snack Brands, Inc.*(a)	9,800	158,760
Associated British Foods PLC (United Kingdom)	31,244	1,052,754
Charoen Pokphand Foods PCL (Thailand), NVDR	468,800	430,939
Gruma SAB de CV (Mexico) (Class B Stock)	13,050	171,207
Marfrig Global Foods SA (Brazil)*	120,190	192,546
Marine Harvest ASA (Norway)*	211,659	3,796,757
Mondelez International, Inc. (Class A Stock).	53,615	2,353,699
Nestle SA (Switzerland)	42,562	3,360,869
NH Foods Ltd. (Japan)	42,000	1,014,611
Post Holdings, Inc.*	13,500	1,041,795
Ros Agro PLC (Russia), GDR,RegS	16,840	218,920
Suedzucker AG (Germany)	38,948	1,083,175
Thai Union Group PCL (Thailand), NVDR	377,700	233,832
Tiger Brands Ltd. (South Africa)	15,940	441,962
TreeHouse Foods, Inc.*(a)	12,800	1,116,032
Tyson Foods, Inc. (Class A Stock)	38,163	2,849,631
Ulker Biskuvi Sanayi A/S (Turkey)	29,470	210,046
Uni-President Enterprises Corp. (Taiwan)	407,000	765,775
WH Group Ltd. (Hong Kong)	715,000	577,894

		21,071,204

Gas Utilities — 0.4%
China Resources Gas Group Ltd. (China)	190,000	652,566
Enagas SA (Spain)	57,015	1,715,151
ENN Energy Holdings Ltd. (China)	208,000	1,018,265
Snam SpA (Italy)	1,073,104	5,950,249

		9,336,231

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	18,964	801,988
Boston Scientific Corp.*	54,118	1,288,008
Essilor International SA (France)	10,217	1,317,954
Medtronic PLC	15,994	1,381,882
Novadaq Technologies, Inc. (Canada)*(a)	79,243	916,842
St. Shine Optical Co. Ltd. (Taiwan)	8,000	186,871
Stryker Corp.(a)	5,673	660,394

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Zimmer Biomet Holdings, Inc.	5,424	$705,228

		7,259,167

Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*(a)	41,266	2,044,730
Aetna, Inc.	37,529	4,332,723
Anthem, Inc.	1,963	245,984
Cigna Corp.	8,975	1,169,622
Envision Healthcare Holdings, Inc.*	40,569	903,472
Fresenius Medical Care AG & Co. KGaA (Germany)	6,370	557,288
Fresenius SE & Co. KGaA (Germany)	18,370	1,467,432
HCA Holdings, Inc.*	26,321	1,990,657
Humana, Inc.	12,468	2,205,465
McKesson Corp.	1,724	287,477
Qualicorp SA (Brazil)	37,200	218,935
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	102,100	277,287
Sinopharm Group Co. Ltd. (China) (Class H Stock)	157,200	761,371
UnitedHealth Group, Inc.	86,517	12,112,380

		28,574,823

Health Care Technology
Veeva Systems, Inc. (Class A Stock)*(a)	25,572	1,055,612

Hotels, Restaurants & Leisure — 0.7%
Accor SA (France)	33,330	1,322,518
Aramark	30,368	1,154,895
Brinker International, Inc.(a)	16,200	816,966
Hilton Worldwide Holdings, Inc.	152,319	3,492,675
InterContinental Hotels Group PLC (United Kingdom)	18,773	773,726
Kangwon Land, Inc. (South Korea)	9,618	343,681
La Quinta Holdings, Inc.*	64,900	725,582
Norwegian Cruise Line Holdings Ltd.*(a)	32,273	1,216,692
Oriental Land Co. Ltd. (Japan)	18,900	1,150,968
Red Rock Resorts, Inc. (Class A Stock)(a)	17,400	410,466
Royal Caribbean Cruises Ltd.(a)	26,482	1,984,826
Sands China Ltd. (Hong Kong)	210,000	920,457
Sodexo SA (France)	7,010	835,035
Starbucks Corp.	51,547	2,790,755
Wynn Macau Ltd. (Macau)	493,200	823,255

		18,762,497

Household Durables — 0.5%
Arcelik A/S (Turkey)	51,120	359,774
Coway Co. Ltd. (South Korea)	5,925	514,677
D.R. Horton, Inc.	31,638	955,468
Electrolux AB (Sweden) (Class B Stock)	40,825	1,022,536
Harman International Industries, Inc.	11,629	982,069
Mohawk Industries, Inc.*	17,003	3,406,381
MRV Engenharia e Participacoes SA (Brazil)	137,110	502,966
Newell Brands, Inc.	13,840	728,814
Persimmon PLC (United Kingdom)	34,890	820,349
Skyworth Digital Holdings Ltd. (Hong Kong) .	412,000	299,123
Steinhoff International Holdings NV (Netherlands)	189,603	1,085,839
Taylor Wimpey PLC (United Kingdom)	475,577	948,571
Toll Brothers, Inc.*	20,934	625,089

		12,251,656

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.3%
Energizer Holdings, Inc.	13,050	$651,978
Kimberly-Clark Corp.	8,411	1,060,964
Procter & Gamble Co. (The)(a)	31,337	2,812,496
Reckitt Benckiser Group PLC (United Kingdom)	22,273	2,096,878

		6,622,316

Independent Power & Renewable Electricity Producers
China Power International Development Ltd. (China)	493,000	191,012
Dynegy, Inc.*	250	3,097
Huadian Power International Corp. Ltd. (China) (Class H Stock)	500,000	225,683
Huaneng Power International, Inc. (China) (Class H Stock)	364,000	229,583

		649,375

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	28,218	2,894,320
CK Hutchison Holdings Ltd. (Hong Kong)	216,420	2,766,334
General Electric Co.	83,395	2,470,160
Honeywell International, Inc.	51,879	6,048,573
Siemens AG (Germany)	44,404	5,206,854
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	196,415	208,154

		19,594,395

Insurance — 1.7%
Alleghany Corp.*	773	405,840
Allianz SE (Germany)	20,895	3,105,227
Allied World Assurance Co. Holdings AG	25,900	1,046,878
American International Group, Inc.	50,480	2,995,483
Arthur J Gallagher & Co.	20,761	1,056,112
AXA SA (France)	166,858	3,547,783
Chubb Ltd.	46,933	5,897,131
CNO Financial Group, Inc.	51,600	787,932
Hartford Financial Services Group, Inc. (The)	61,364	2,627,606
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	12,190	402,445
Loews Corp.	79,600	3,275,540
Marsh & McLennan Cos., Inc.	38,981	2,621,472
MetLife, Inc.	38,633	1,716,464
NN Group NV (Netherlands)	18,288	561,452
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	472,000	791,342
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	234,000	1,226,672
Prudential PLC (United Kingdom)	320,853	5,687,620
Sompo Holdings, Inc. (Japan)	47,500	1,407,777
Tokio Marine Holdings, Inc. (Japan)	43,200	1,656,719
Travelers Cos., Inc. (The)	13,100	1,500,605
Unum Group	36,300	1,281,753
XL Group Ltd. (Ireland)	5,406	181,804
Zurich Insurance Group AG (Switzerland)*	6,150	1,586,049

		45,367,706

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	12,899	10,800,462
Expedia, Inc.(a)	11,000	1,283,920
Netflix, Inc.*	14,411	1,420,204
Priceline Group, Inc. (The)*	1,749	2,573,636

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Wayfair, Inc. (Class A Stock)*(a)	17,514	$689,526

		16,767,748

Internet Software & Services — 1.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	10,250	1,084,348
Alphabet, Inc. (Class A Stock)*	10,075	8,100,904
Alphabet, Inc. (Class C Stock)*	19,434	15,105,854
Baidu, Inc. (China), ADR*	7,600	1,383,732
CoStar Group, Inc.*	5,919	1,281,641
Facebook, Inc. (Class A Stock)*	83,713	10,737,866
GoDaddy, Inc. (Class A Stock)*(a)	51,480	1,777,604
NetEase, Inc. (China), ADR	5,430	1,307,435
Scout24 AG (Germany)*	2,410	81,176
Tencent Holdings Ltd. (China)	97,100	2,699,578

		43,560,138

IT Services — 1.0%
Accenture PLC (Class A Stock)	17,443	2,131,011
Atos SE (France)	6,268	674,808
Capgemini SA (France)	47,600	4,666,893
Fidelity National Information Services, Inc.	21,588	1,662,924
First Data Corp. (Class A Stock)*	9,679	127,376
HCL Technologies Ltd. (India)	67,095	807,231
Mastercard, Inc. (Class A Stock)	40,173	4,088,406
PayPal Holdings, Inc.*	75,085	3,076,232
QIWI PLC (Russia), ADR(a)	9,830	143,911
Sopra Steria Group (France)	4,109	482,199
TravelSky Technology Ltd. (China) (Class H Stock)	153,000	365,182
Vantiv, Inc. (Class A Stock)*	32,498	1,828,662
Visa, Inc. (Class A Stock)(a)	72,886	6,027,672

		26,082,507

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	8,594	404,691
Illumina, Inc.*	17,114	3,108,929
Lonza Group AG (Switzerland)*	6,684	1,279,311

		4,792,931

Machinery — 0.9%
Atlas Copco AB (Sweden) (Class A Stock)	23,241	699,659
DMG Mori Co. Ltd. (Japan)	102,400	1,068,339
Dover Corp.	22,900	1,686,356
FANUC Corp. (Japan)	7,500	1,266,866
Hyundai Heavy Industries Co. Ltd. (South Korea)*	227	28,700
Illinois Tool Works, Inc.	12,600	1,509,984
Komatsu Ltd. (Japan)	47,100	1,080,437
Konecranes OYJ (Finland)	26,805	950,225
Kubota Corp. (Japan)	118,000	1,785,991
Makita Corp. (Japan)	25,000	1,781,245
Middleby Corp. (The)*	7,688	950,391
NKT Holding A/S (Denmark)	10,890	702,854
PACCAR, Inc.(a)	18,355	1,078,907
Shin Zu Shing Co. Ltd. (Taiwan)	15,000	49,782
SMC Corp. (Japan)	6,974	2,013,622
Snap-on, Inc.	4,288	651,604
Stanley Black & Decker, Inc.	30,297	3,725,925
VAT Group AG (Switzerland)*	19,656	1,667,992

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
WABCO Holdings, Inc.*	7,361	$835,694

		23,534,573

Marine
DFDS A/S (Denmark)	19,008	963,151

Media — 1.2%
CBS Corp. (Class B Stock)	55,026	3,012,123
Charter Communications, Inc. (Class A Stock)*	10,227	2,760,983
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	64,200	374,928
Comcast Corp. (Class A Stock)	33,628	2,230,882
Dentsu, Inc. (Japan)	29,800	1,516,751
DISH Network Corp. (Class A Stock)*	61,764	3,383,432
Entercom Communications Corp. (Class A Stock)	43,646	564,779
Media General, Inc.*	48,600	895,698
Naspers Ltd. (South Africa) (Class N Stock)	9,625	1,665,827
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	8,000	461,680
Sinclair Broadcast Group, Inc. (Class A Stock)	17,300	499,624
Time Warner, Inc.	82,608	6,576,423
Twenty-First Century Fox, Inc. (Class A Stock)	58,751	1,422,949
Twenty-First Century Fox, Inc. (Class B Stock)	21,239	525,453
Walt Disney Co. (The)	24,103	2,238,205
WPP PLC (United Kingdom)	131,377	3,088,082

		31,217,819

Metals & Mining — 0.7%
Alrosa PJSC (Russia)	194,590	268,440
AMG Advanced Metallurgical Group NV (Netherlands)	54,688	1,143,782
APERAM SA (Luxembourg)	21,772	981,597
ArcelorMittal (Luxembourg)*	115,245	702,809
Bekaert SA (Belgium)	11,122	509,125
BHP Billiton Ltd. (Australia)	81,722	1,415,631
Boliden AB (Sweden)	50,839	1,194,953
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	273,400	376,251
Glencore PLC (Switzerland)*	337,025	922,828
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	179,410	438,769
KGHM Polska Miedz SA (Poland)	30,210	588,632
Magnitogorsk Iron & Steel OJSC (Russia)	597,130	271,611
Nippon Steel & Sumitomo Metal Corp. (Japan)	87,900	1,803,743
Norsk Hydro ASA (Norway)	634,585	2,743,797
POSCO (South Korea)	3,265	676,733
Rio Tinto Ltd. (United Kingdom)	20,266	806,193
Rio Tinto PLC (United Kingdom)	64,777	2,152,931
Severstal PJSC (Russia), GDR, RegS	21,220	253,545
South32 Ltd. (Australia)	88,222	164,377
SSAB AB (Sweden) (Class B Stock)*	256,143	624,783
United States Steel Corp.(a)	11,239	211,968
Vale SA (Brazil), ADR(a)	124,590	685,245

		18,937,743

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 0.2%
Dollar General Corp.	24,891	$1,742,121
Izumi Co. Ltd. (Japan)	21,400	922,174
Kohl’s Corp.(a)	31,900	1,395,625

		4,059,920

Multi-Utilities — 0.2%
CMS Energy Corp.	5,449	228,912
Public Service Enterprise Group, Inc.	18,563	777,233
RWE AG (Germany)*	134,818	2,328,254
Sempra Energy	13,000	1,393,470

		4,727,869

Oil, Gas & Consumable Fuels — 1.9%
Bharat Petroleum Corp. Ltd. (India)	70,220	646,954
CNOOC Ltd. (China)	1,037,000	1,308,189
Concho Resources, Inc.*	24,694	3,391,721
ConocoPhillips	20,400	886,788
Diamondback Energy, Inc.*	9,866	952,464
EOG Resources, Inc.	47,024	4,547,691
EQT Corp.	30,809	2,237,350
Exxon Mobil Corp.	44,500	3,883,960
Halcon Resources Corp.*	8,927	83,735
Hindustan Petroleum Corp. Ltd. (India)	84,630	539,625
HollyFrontier Corp.	27,400	671,300
Inpex Corp. (Japan)	153,200	1,392,967
Kinder Morgan, Inc.	68,700	1,589,031
Koninklijke Vopak NV (Netherlands)	15,667	821,691
Lukoil PJSC (Russia), ADR	27,320	1,330,956
Marathon Petroleum Corp.	31,600	1,282,644
MOL Hungarian Oil & Gas PLC (Hungary)	6,400	396,496
Occidental Petroleum Corp.	52,852	3,853,968
Oil Search Ltd. (Australia)	138,464	762,595
PBF Energy, Inc. (Class A Stock)(a)	34,600	783,344
Penn VA Corp.*^	1,769	63,684
Penn Virginia Corp. NPV*^	2,193	78,948
Phillips 66	18,000	1,449,900
Pioneer Natural Resources Co.(a)	15,415	2,861,795
Polski Koncern Naftowy ORLEN SA (Poland)*	46,410	789,303
PTT PCL (Thailand), NVDR	106,200	1,045,099
Rosneft PJSC (Russia), GDR	148,040	807,010
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	120,699	3,012,020
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	85,647	2,130,707
SK Innovation Co. Ltd. (South Korea)	5,320	788,249
S-Oil Corp. (South Korea)	7,730	574,382
Star Petroleum Refining PCL (Thailand), NVDR	743,400	232,601
Tatneft PJSC (Russia), ADR	19,260	593,882
Thai Oil PCL (Thailand), NVDR	182,900	362,641
TOTAL SA (France)(a)	79,626	3,787,078
TransCanada Corp. (Canada)	1,658	78,854
Tullow Oil PLC (United Kingdom)*	50,950	167,354
Valero Energy Corp.	6,189	328,017

		50,514,993

Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.	53,900	1,019,788
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	398,000	363,578

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Nine Dragons Paper Holdings Ltd. (Hong Kong)	212,000	$199,903
UPM-Kymmene OYJ (Finland)	80,306	1,695,636

		3,278,905

Personal Products — 0.3%
Amorepacific Corp. (South Korea)	1,700	602,858
Chlitina Holding Ltd. (China)	44,148	222,336
Grape King Bio Ltd. (Taiwan)	60,000	499,118
LG Household & Health Care Ltd. (South Korea)	400	348,099
Oriflame Holding AG (Switzerland)*	33,834	1,239,212
Unilever NV (United Kingdom), CVA	49,846	2,296,579
Unilever PLC (United Kingdom)	35,552	1,682,315

		6,890,517

Pharmaceuticals — 2.8%
Allergan PLC*	13,885	3,197,854
Astellas Pharma, Inc. (Japan)	363,900	5,683,775
AstraZeneca PLC (United Kingdom)	32,020	2,073,344
Bayer AG (Germany)	24,714	2,482,047
Bristol-Myers Squibb Co.	52,045	2,806,266
CSPC Pharmaceutical Group Ltd. (China)	250,000	250,997
Eli Lilly & Co.	23,950	1,922,227
GlaxoSmithKline PLC (United Kingdom)	310,476	6,612,650
H. Lundbeck A/S (Denmark)*	24,403	801,474
Johnson & Johnson	51,931	6,134,609
Merck & Co., Inc.	71,994	4,493,146
Merck KGaA (Germany)	25,219	2,720,259
Novartis AG (Switzerland)	53,583	4,228,788
Novo Nordisk A/S (Denmark) (Class B Stock)	68,008	2,834,486
Pfizer, Inc.	375,168	12,706,940
Revance Therapeutics, Inc.*(a)	25,945	420,568
Roche Holding AG (Switzerland)	39,597	9,839,800
Sanofi (France)	46,250	3,521,999
Teva Pharmaceutical Industries Ltd. (Israel), ADR	22,625	1,040,976
TherapeuticsMD, Inc.*(a)	56,346	383,716

		74,155,921

Professional Services — 0.2%
Equifax, Inc.	10,317	1,388,462
RELX PLC (United Kingdom)	51,979	985,698
Wolters Kluwer NV (Netherlands)	48,371	2,067,929

		4,442,089

Real Estate Management & Development — 0.5%
Aldar Properties PJSC (United Arab Emirates)	290,280	210,753
CBRE Group, Inc. (Class A Stock)*	51,858	1,450,987
Cheung Kong Property Holdings Ltd. (Hong Kong)	176,500	1,298,308
China Overseas Land & Investment Ltd. (China)	574,000	1,973,410
China Resources Land Ltd. (China)	458,000	1,291,288
China Vanke Co. Ltd. (China) (Class H Stock)	267,100	698,293
Daiwa House Industry Co. Ltd. (Japan)	39,600	1,086,809
Deutsche Wohnen AG (Germany)	56,102	2,041,456
Emaar Properties PJSC (United Arab Emirates)	131,500	253,442

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hang Lung Properties Ltd. (Hong Kong)	265,000	$601,110
Mitsui Fudosan Co. Ltd. (Japan)	122,000	2,595,478

		13,501,334

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada)	4,010	612,327
East Japan Railway Co. (Japan)	11,000	992,905
Nobina AB (Sweden)	174,353	1,106,985
Old Dominion Freight Line, Inc.*	14,907	1,022,769
Union Pacific Corp.	8,772	855,533
West Japan Railway Co. (Japan)	13,200	818,852

		5,409,371

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	17,223	1,110,022
Applied Materials, Inc.	26,736	806,090
ASML Holding NV (Netherlands)	32,655	3,578,710
BE Semiconductor Industries NV (Netherlands)	29,431	1,004,059
Broadcom Ltd. (Singapore)	38,758	6,686,530
Infineon Technologies AG (Germany)	88,257	1,573,765
King Yuan Electronics Co. Ltd. (Taiwan)	161,000	143,147
KLA-Tencor Corp.	15,300	1,066,563
Lam Research Corp.(a)	26,315	2,492,294
NVIDIA Corp.(a)	12,502	856,637
NXP Semiconductors NV (Netherlands)*	43,002	4,386,634
QUALCOMM, Inc.	39,062	2,675,747
Silicon Motion Technology Corp. (Taiwan), ADR	13,180	682,592
SK Hynix, Inc. (South Korea)	59,203	2,173,340
Skyworks Solutions, Inc.	5,437	413,973
STMicroelectronics NV (Switzerland)	135,823	1,110,067
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	177,474	5,428,930
Texas Instruments, Inc.	62,205	4,365,547
Tokyo Electron Ltd. (Japan)	15,400	1,361,113
Win Semiconductors Corp. (Taiwan)	105,770	310,980
Xinyi Solar Holdings Ltd. (China)*	524,000	197,597

		42,424,337

Software — 1.1%
Adobe Systems, Inc.*	28,445	3,087,420
Electronic Arts, Inc.*	35,021	2,990,793
Guidewire Software, Inc.*	15,091	905,158
Microsoft Corp.	193,456	11,143,066
Mobileye NV*(a)	15,000	638,550
NCSoft Corp. (South Korea)	2,559	690,292
Oracle Corp.	23,736	932,350
salesforce.com, Inc.*	13,112	935,279
SAP SE (Germany)	43,976	4,021,730
ServiceNow, Inc.*	18,040	1,427,866
Software AG (Germany)	21,997	932,273
Splunk, Inc.*(a)	16,941	994,098
Workday, Inc. (Class A Stock)*(a)	13,379	1,226,721

		29,925,596

Specialty Retail — 0.7%
AutoZone, Inc.*(a)	1,580	1,213,977
Bed Bath & Beyond, Inc.	22,900	987,219
Best Buy Co., Inc.	34,986	1,335,765
Dixons Carphone PLC (United Kingdom)	327,880	1,566,097
Gap, Inc. (The)(a)	36,900	820,656

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Home Depot, Inc. (The)	41,582	$5,350,772
Kingfisher PLC (United Kingdom)	156,672	764,408
Lowe’s Cos., Inc.	41,533	2,999,098
Nebraska Book Holdings, Inc.*	1,680	134
Tiffany & Co.(a)	20,100	1,459,863
TJX Cos., Inc. (The)	17,946	1,342,002
Ulta Salon Cosmetics & Fragrance, Inc.*	4,410	1,049,492

		18,889,483

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	70,655	7,987,548
Casetek Holdings Ltd. (Taiwan)	64,000	234,314
Catcher Technology Co. Ltd. (Taiwan)	53,000	433,674
Hewlett Packard Enterprise Co.	43,100	980,525
HP, Inc.	31,839	494,460
Logitech International SA (Switzerland)	53,623	1,203,629
Micro-Star International Co. Ltd. (Taiwan)	156,000	406,709
Pegatron Corp. (Taiwan)	283,000	732,406
Samsung Electronics Co. Ltd. (South Korea)	2,415	3,518,081
Samsung Electronics Co. Ltd. (South Korea), GDR, 144A	6,140	4,430,879

		20,422,225

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	15,886	2,762,979
Burberry Group PLC (United Kingdom)	75,725	1,351,251
Cie Financiere Richemont SA (Switzerland)	15,720	958,725
Columbia Sportswear Co.	14,200	805,708
Hanesbrands, Inc.(a)	27,200	686,800
Kering (France)	4,518	911,660
LVMH Moet Hennessy Louis Vuitton SE (France)	7,977	1,360,173
Shenzhou International Group Holdings Ltd. (China)	40,000	279,914

		9,117,210

Thrifts & Mortgage Finance
Housing Development Finance Corp. Ltd. (India)	56,000	1,174,600

Tobacco — 0.8%
British American Tobacco PLC (United Kingdom)	135,561	8,645,500
Gudang Garam Tbk PT (Indonesia)	38,700	184,151
Imperial Brands PLC (United Kingdom)	122,850	6,323,133
Japan Tobacco, Inc. (Japan)	118,600	4,854,918
KT&G Corp. (South Korea)	13,413	1,527,465
Philip Morris International, Inc.	6,767	657,888

		22,193,055

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	47,148	1,507,793
Travis Perkins PLC (United Kingdom)	33,910	676,355
W.W. Grainger, Inc.(a)	2,900	652,036
Wolseley PLC (Switzerland)	27,240	1,532,038

		4,368,222

Transportation Infrastructure
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	280,000	295,574
Shenzhen International Holdings Ltd. (China)	172,250	287,486

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	334,000	$353,840

		936,900

Water Utilities
Pennon Group PLC (United Kingdom)	52,150	602,954

Wireless Telecommunication Services — 0.6%
China Mobile Ltd. (China)	123,000	1,510,977
KDDI Corp. (Japan)(a)	157,700	4,885,864
Mobile TeleSystems PJSC (Russia), ADR(a)	66,630	508,387
NII Holdings, Inc.*	8,909	29,667
NTT DOCOMO, Inc. (Japan)(a)	105,500	2,680,018
T-Mobile US, Inc.*	46,100	2,153,792
Vodafone Group PLC (United Kingdom)	1,315,804	3,773,608

		15,542,313

TOTAL COMMON STOCKS (cost $1,029,524,617)		1,110,557,029

PREFERRED STOCKS — 1.2%
Auto Components
Schaeffler AG (Germany) (PRFC)	29,518	467,457

Automobiles — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Series FCAU, CVT, 12.624%	18,000	1,153,080

Banks — 0.2%
Bank of America Corp., Series L, 7.250%	1,850	2,258,554
Wells Fargo & Co., Series L, CVT, 7.500%	2,107	2,757,220

		5,015,774

Chemicals
Braskem SA (Brazil) (PRFC A)	32,690	252,099

Consumer Finance — 0.1%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	28,184	3,637,709

Diversified Financial Services
GMAC Capital Trust I, Series 2, 6.602%	3,000	76,230

Diversified Telecommunication Services
Frontier Communications Corp., Series A, 11.125%	11,328	950,532

Electric Utilities — 0.1%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	86,470	228,130
Exelon Corp., 6.500%	14,936	698,109
NextEra Energy, Inc., 6.123%	19,401	966,170
NextEra Energy, Inc., 6.371%	13,872	819,003

		2,711,412

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., CVT, 5.500%	9,868	1,081,434
Crown Castle International Corp., Series A, 4.500%	4,721	533,567
Welltower, Inc., 6.500%	8,804	585,906

		2,200,907

Food & Staples Retailing
Cia Brasileira de Distribuicao (Brazil) (PRFC)(a)	25,900	424,501

Food Products — 0.1%
Bunge Ltd., 4.875%	4,300	408,960

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Food Products (cont’d.)
Tyson Foods, Inc., CVT, 4.750%	11,881	$972,579

		1,381,539

Health Care Providers & Services
Anthem, Inc., CVT, 5.250%	12,058	524,161

Household Products — 0.2%
Henkel AG & Co. KGaA (Germany) (PRFC)	34,843	4,742,194

Insurance
XLIT Ltd. (Ireland), Series D, 4.000%(g)	350	280,000

Metals & Mining
Alcoa, Inc., Series 1, 5.375%	14,816	484,335

Multi-Utilities
Dominion Resources, Inc., 6.375%	12,288	611,451

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp., 8.000%	6,481	426,644
Kinder Morgan, Inc., Series A, 9.750%	17,989	900,709
Southwestern Energy Co., Series B, CVT, 6.250%	19,861	627,012
Surgutneftegas OJSC (Russia) (PRFC)	1,016,400	469,800

		2,424,165

Pharmaceuticals — 0.2%
Allergan PLC, 5.500%	3,079	2,529,799
Teva Pharmaceutical Industries Ltd. (Israel), 7.000%	2,468	2,007,247

		4,537,046

Wireless Telecommunication Services
T-Mobile US, Inc., 5.500%	12,827	1,001,404

TOTAL PREFERRED STOCKS (cost $31,805,295)		32,875,996

	Units
WARRANTS*
Specialty Retail
Nebraska Book Holdings, Inc., Series A, Equity contracts, expiring 06/29/19^(g)	1,980	—
Nebraska Book Holdings, Inc., Series B, Equity contracts, expiring 06/29/19^(g)	4,243	—

		—

TOTAL WARRANTS (cost $1)		—

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.4%
Non-Residential Mortgage-Backed Securities
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	166	164,938
Series 2013-C, Class A, 144A
1.640%	04/16/18	26	25,590
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	78	77,898
Series 2012-D, Class A, 144A
1.480%	03/16/20	72	72,161

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Flagship Credit Auto Trust,
Series 2013-2, Class A, 144A
1.940%	01/15/19	89	$88,658
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1
0.664%(c)	09/25/36	192	133,035
Series 2006-NC3, Class A2B
0.674%(c)	09/25/36	323	163,514
Series 2007-NC2, Class A2B
0.664%(c)	01/25/37	74	48,285

			774,079

Residential Mortgage-Backed Securities — 0.4%
ABFC Trust,
Series 2006-OPT2, Class A2
0.664%(c)	10/25/36	317	267,109
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	138	134,863
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B
0.614%(c)	07/25/36	351	131,544
Ameriquest Mortgage Securities Trust,
Series 2006-M3, Class A2B
0.624%(c)	10/25/36	151	68,180
Series 2006-M3, Class A2C
0.684%(c)	10/25/36	248	112,946
Series 2006-M3, Class A2D
0.764%(c)	10/25/36	92	42,584
Argent Securities Trust,
Series 2006-M2, Class A2D
0.764%(c)	09/25/36	191	77,628
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W4, Class A2D
0.904%(c)	02/25/36	90	63,943
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A
1.424%(c)	12/25/33	166	156,708
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2
0.644%(c)	10/25/36	194	116,996
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
5.180%	06/25/32	47	46,752
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	33	33,210
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB4, Class AV4
0.764%(c)	05/25/36	58	43,513
Series 2006-CB8, Class A1
0.664%(c)	10/25/36	212	164,237
CSAB Mortgage-Backed Trust,
Series 2006-2, Class A2
0.694%(c)	09/25/36	121	52,575
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	102	102,739

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3
0.794%(c)	07/25/36	71	$42,956
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
0.764%(c)	10/25/36	219	160,112
Series 2006-FF16, Class 2A3
0.664%(c)	12/25/36	191	115,729
Fremont Home Loan Trust,
Series 2006-B, Class 2A3
0.684%(c)	08/25/36	325	139,200
Series 2006-B, Class 2A4
0.764%(c)	08/25/36	143	62,381
GMAT Trust,
Series 2013-1A, Class A, 144A
3.967%	11/25/43	164	164,037
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1
0.624%(c)	03/25/47	101	49,272
GSAMP Trust,
Series 2006-FM1, Class A1
0.684%(c)	04/25/36	252	180,450
Series 2006-FM2, Class A2C
0.674%(c)	09/25/36	65	31,518
Series 2006-FM2, Class A2D
0.764%(c)	09/25/36	105	52,939
Series 2006-HE3, Class A2C
0.684%(c)	05/25/46	288	267,933
Series 2007-HE1, Class A2C
0.674%(c)	03/25/47	394	341,727
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A
0.654%(c)	08/25/36	211	173,577
Series 2006-D, Class 1A
0.664%(c)	11/25/36	254	206,807
Series 2006-E, Class 2A3
0.694%(c)	04/25/37	231	155,411
Series 2007-B, Class 2A3
0.724%(c)	07/25/37	275	172,892
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2
0.634%(c)	11/25/36	100	47,612
Series 2006-HE4, Class A3
0.674%(c)	11/25/36	127	61,261
Series 2006-NC3, Class A1
0.654%(c)	10/25/36	186	112,218
Series 2006-WMC2, Class A4
0.674%(c)	04/25/36	281	122,259
Merrill Lynch Mortgage Investors Trust,
Series 2007-HE3, Class A1
0.594%(c)	04/25/47	98	55,740
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	646	689,978
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 1AV1
0.699%(c)	06/25/37	179	155,152

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B
0.684%(c)	08/25/36	206	$172,547
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C
0.674%(c)	09/25/36	207	116,117
Series 2006-4, Class A2D
0.774%(c)	09/25/36	82	46,734
Series 2007-1, Class A1A
0.654%(c)	03/25/37	333	217,378
Series 2007-1, Class A2C
0.704%(c)	03/25/37	477	252,127
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.934%(c)	11/25/35	267	264,347
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.010%	06/25/34	275	276,108
SG Mortgage Securities Trust,
Series 2006-FRE1, Class A2B
0.704%(c)	02/25/36	142	83,144
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A4
0.804%(c)	06/25/37	225	150,394
Structured Asset Investment Loan Trust,
Series 2006-4, Class A1
0.697%(c)	07/25/36	284	169,165
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	105	104,911
WaMu Asset-Backed Certificates Trust,
Series 2007-HE4, Class 1A
0.694%(c)	07/25/47	374	239,279
Washingtonn Mutual Asset-Backed Certificates,
Series 2007-HE2, Class 2A4
0.884%(c)	04/25/37	329	162,892
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A^
2.150%	12/20/26	1,646	1,628,292

			9,060,123

TOTAL ASSET-BACKED SECURITIES
(cost $9,951,056)			9,834,202

BANK LOANS(c) — 0.5%
Auto Components
Autoparts Holdings Ltd.,
Term Loan
12.281%	07/29/17	39	37,840

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	355	355,479
Tranche Term Loan B
3.250%	12/31/18	187	187,100

			542,579

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Biotechnology
Concordia Healthcare Corp.,
Initial Dollar Term loan
5.250%	10/21/22	322	$287,654

Building Products
Continental Building Products, Inc.,
Term Loan^
3.500%	08/18/23	69	69,478
Quikrete Holdings, Inc.,
Initial Loan (First Lien)
4.000%	09/28/20	95	95,086

			164,564

Chemicals
Axalta Coating Systems Dutch Holding BBV,
Refinanced Term Loan B
3.750%	02/01/20	87	87,149

Commercial Services
Syniverse Holdings, Inc.,
Initial Term Loan
4.000%	04/30/19	59	51,620

Commercial Services & Supplies
Freedom Group, Inc.,
Term Loan B
5.500%	04/19/19	389	357,474
UFC Holdings LLC,
Term Loan (Second Lien)
8.500%	07/26/24	72	72,399

			429,873

Cosmetics/Personal Care
Revlon Consumer Products Corp.,
Initial Term Loan B
4.250%	07/14/23	486	487,043

Distribution/Wholesale
Univar USA, Inc.,
Term Loan
4.250%	07/01/22	39	38,602

Diversified Financial Services
Gulf Finance LLC,
Tranche Term Loan B
6.250%	07/27/23	245	237,344
National Financial Partners Corp.,
2014 Specified Refinancing Term Loan
4.500%	07/01/20	64	64,048
Stardust Finance Holdings, Inc.,
Term Loan (Senior Lien)
6.500%	02/26/22	315	313,622

			615,014

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
4.998%	10/10/17	160	46,425
2017 Term Loan (Extending)
4.998%	10/10/17	428	124,245
Term Loan
4.420%	10/31/17	250	251,312

			421,982

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Electric Utilities
Energy Future Intermediate Holdings Co. LLC,
Term Loan
4.250%	06/12/16	20	$19,726

Energy Equipment & Services
Gardner Denver, Inc.,
Initial Dollar Term Loan
4.250%	07/30/20	32	30,985

Food Products
Dole Food Co., Inc.,
Tranche Term Loan B
4.500%	11/01/18	92	91,835

Foods — 0.1%
Albertson’s LLC,
2016-1 Term Loan B-5
4.750%	12/21/22	815	821,147
Pinnacle Foods Finance LLC,
Fourth Amendment Tranche Term Loan I
3.275%	01/13/23	35	34,948
Tranche Term Loan G
3.252%	04/29/20	630	632,269
SUPERVALU, Inc.,
New Term Loan
5.500%	03/21/19	413	412,846

			1,901,210

Health Care Equipment & Supplies
CHG Healthcare Services, Inc.,
Term Loan (First Lien)
4.750%	05/19/23	279	280,043

Health Care Providers & Services
InVentiv Health, Inc.,
Term Loan B-4
7.750%	05/15/18	225	225,141
Multiplan, Inc.,
Initial Term Loan
5.000%	05/16/23	73	74,040
National Mentor Holdings, Inc.,
Tranche Term Loan B
4.250%	01/31/21	69	68,787
Ortho-Clinical Diagnostics Holdings Luxembourg Sarl,
Initial Term Loan
4.750%	06/30/21	98	96,154

			464,122

Healthcare-Services
CHS/Community Health Systems, Inc.,
2021 Incremental Term Loan H
4.000%	01/27/21	32	31,302

Hotels, Restaurants & Leisure
ROC Finance LLC,
Funded Term Loan B
5.000%	05/22/19	75	73,429

Household Products/Wares
Zep, Inc.,
Term Loan
5.758%	06/27/22	212	211,927

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Industrial Conglomerates
Rexnord LLC/RBS Global, Inc.,
Term Loan B
4.000%	08/21/20	92	$92,301

Insurance
Alliant Holdings I LLC,
Initial Term Loan
4.753%	08/01/22	133	133,170
USI, Inc.,
Initial Term Loan
4.250%	12/27/19	151	151,338

			284,508

Internet Software & Services
GoDaddy Operating Co. LLC,
Initial Term Loan
4.250%	05/01/21	75	75,838

Leisure Time — 0.1%
Delta 2 Lux Sarl,
Facility Loan (Second Lien)
4.750%	07/30/21	380	380,238
Intrawest Operations Group LLC,
Initial Term Loan
5.000%	12/09/20	375	376,094

			756,332

Media — 0.1%
CSC Holdings LLC,
Initial Term Loan
5.000%	10/09/22	80	79,800
Entercom Radio LLC,
Term Loan B-2
4.000%	11/23/18	89	88,999
5.500%	11/23/18	1	798
iHeartCommunications, Inc.,
Tranche Term Loan D
7.274%	01/30/19	239	182,796
Tranche Term Loan E
8.024%	07/30/19	250	191,003
Univision Communications, Inc.,
Replacement Term Loan (First-Lien)
4.000%	03/01/20	531	531,902
Vertis, Inc.,
Term Loan^(g)(i)
— %(p)	12/23/16	354	—

			1,075,298

Multiline Retail
Sears Roebuck Acceptance Corp.,
2015 Term Loan
5.500%	06/30/18	127	123,619

Oil & Gas — 0.1%
California Resources Corp.,
Term Loan
11.375%	08/05/21	410	429,817
Chesapeake Energy Corp.,
Term Loan (Class A)
8.500%	08/15/21	535	559,878

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc.,
Term Loan
9.500%	05/12/18	411	$415,039
EP Energy LLC,
Term Loan
9.750%	06/30/21	332	325,360
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	27	25,369
Shelf Drilling,
Term Loan^
10.000%	10/01/18	50	28,500
Western Refining, Inc.,
2016 Incremental Term Loan
5.500%	05/18/23	331	330,135

			2,114,098

Oil, Gas & Consumable Fuels
Alon USA Partners LP,
Tranche Term Loan B^
9.250%	11/13/18	27	26,603
EXCO Resources, Inc.,
Term Loan
12.500%	10/19/20	70	44,226
Fieldwood Energy LLC,
Closing Date Loan (Second Lien)^
8.375%	09/25/20	150	60,750
NFR Energy,
Term Loan (Second Lien)(i)
— %(p)	12/31/18	76	2,173

			133,752

Pharmaceuticals
Valeant Pharmaceuticals International,
Tranche Term Loan B (Series F-1)
5.500%	03/16/22	166	166,270

Retail
Landry’s Inc.,
Term Loan
4.060%	09/22/23	153	153,765
PetSmart, Inc.,
Tranche Term Loan B-1
4.250%	03/11/22	85	84,749
Rite Aid Corp.,
Tranche Term Loan 1 (Second Lien)
5.750%	08/21/20	30	30,056
Tranche Term Loan 2 (Second Lien)
4.875%	06/21/21	142	141,879

			410,449

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.,
Term Loan B-3
3.524%	11/10/22	549	554,969

Software — 0.1%
Dell Software Group,
Term Loan
6.500%	09/15/22	130	128,863

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
Emdeon Business Services LLC,
Term Loan B-2
3.750%	11/02/18	293	$293,741
First Data Corp.,
2021 New Dollar Term Loan
4.525%	03/24/21	602	604,537
2022 Dollar term Loan^
4.275%	09/24/18	82	82,379
Infor US, Inc.,
Tranche Term Loan B-5
3.750%	06/03/20	299	296,398

			1,405,918

Telecommunications
Avaya, Inc.,
Term Loan B-7
6.250%	05/29/20	313	242,753
Cincinnati Bell, Inc.,
Tranche Term Loan B
4.000%	08/09/20	63	63,077

			305,830

Transportation
XPO Logistics, Inc.,
Refinanced Term Loan
4.250%	10/31/21	179	179,311

Transportation Infrastructure
Floatel Delaware LLC/Floatel International Ltd.,
Initial Term Loan^
6.000%	06/07/20	32	21,994

TOTAL BANK LOANS (cost $15,121,031)			13,968,986

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	12	11,602
A10 Term Asset Financing LLC,
Series 2013-2, Class A, 144A
2.620%	11/15/27	552	550,889
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	16	16,151
Series 2006-5, Class AM
5.448%	09/10/47	440	439,806
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	112	111,629
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	389,909
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW16, Class AM
5.911%(c)	06/11/40	905	926,549
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.964%(c)	07/10/38	737	735,842
Series 2015-CR23, Class CMD, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.807%(c)	05/10/48	230	$213,930
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	1,239	1,331,013
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,556,103
Series 2014-M3, Class A2
3.476%(c)	01/25/24	2,290	2,513,672
Series 2014-M9, Class A2
3.103%(c)	07/25/24	2,800	3,006,924
Series 2015-M2, Class A3
3.160%(c)	12/25/24	3,868	4,149,135
Series 2015-M5, Class A1
2.965%(c)	03/25/25	3,955	4,227,474
Series 2015-M10, Class A2
3.095%(c)	04/25/27	1,579	1,705,637
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class A2
3.490%	01/25/24	3,800	4,207,729
Series K708, Class X1, IO
1.593%(c)	01/25/19	15,829	457,373
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,171,472
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.558%(c)	08/10/44	1,755	1,774,241
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,106,682
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	1,460	1,471,332
Series 2007-C7, Class A3
5.866%(c)	09/15/45	728	754,168
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AM
5.370%	12/15/43	1,310	1,312,287
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	1,255	1,257,191
Series 2007-HQ11, Class X, IO, 144A
0.389%(c)	02/12/44	31,748	8,489
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA, 144A^
1.000%	03/27/51	344	342,899
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.731%(c)	05/10/45	1,560	1,599,475
Series 2012-C1, Class XA, IO, 144A
2.274%(c)	05/10/45	4,176	394,145
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	647	697,907
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(c)	06/25/45	125	126,682
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	1,049	1,097,578

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.317%(c)	03/15/45		1,125	$1,054,160

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,614,097)				42,720,075

CONVERTIBLE BONDS — 3.5%
Aerospace & Defense — 0.1%
Airbus Group SE (France),
Sr. Unsec’d. Notes, EMTN
—%	06/14/21	EUR	800	963,390
—%	07/01/22	EUR	300	338,018
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	400	466,507
Safran SA (France),
Sr. Unsec’d. Notes
—%	12/31/20	EUR	652	691,804

				2,459,719

Airlines
Air France-KLM (France),
Gtd. Notes
2.073% (s)	02/15/23	EUR	30	342,150
International Consolidated Airlines Group SA (United Kingdom),
Sr. Unsec’d. Notes
0.250%	11/17/20	EUR	400	416,990

				759,140

Apparel — 0.1%
adidas AG (Germany),
Sr. Unsec’d. Notes
0.250%	06/14/19	EUR	200	425,550
Asics Corp. (Japan),
Sr. Unsec’d. Notes
—%	03/01/19	JPY	40,000	422,563
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
—%	02/16/21		176	442,413
Shenzhou International Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
0.500%	06/18/19	HKD	2,000	376,141

				1,666,667

Auto Manufacturers — 0.1%
Suzuki Motor Corp. (Japan),
Sr. Unsec’d. Notes
—%	03/31/21	JPY	90,000	971,624
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		1,223	1,108,344
1.250%	03/01/21		620	530,100
1.500%	06/01/18		298	480,153

				3,090,221

Auto Parts & Equipment
Valeo SA (France),
Sr. Unsec’d. Notes, EMTN

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
—%	06/16/21		200	$213,750

Banks — 0.1%
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
—%	12/06/16	EUR	442	334,354
National Bank of Abu Dhabi PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
1.000%	03/12/18		600	598,500
Shizuoka Bank Ltd. (The) (Japan),
Sr. Unsec’d. Notes
1.813% (s)	04/25/18		400	392,000
Yamaguchi Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
0.357% (c)	03/26/20		300	310,050

				1,634,904

Biotechnology — 0.1%
Illumina, Inc.,
Sr. Unsec’d. Notes
—%	06/15/19		533	551,655
0.500%	06/15/21		344	375,390
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21		386	359,221
Medicines Co. (The),
Sr. Unsec’d. Notes, 144A
2.750%	07/15/23		300	305,437

				1,591,703

Building Materials
Cemex SAB de CV (Mexico),
Sub. Notes
3.750%	03/15/18		500	561,250

Chemicals
Brenntag Finance BV (Germany),
Gtd. Notes
1.875%	12/02/22		250	267,000
Kansai Paint Co. Ltd. (Japan),
Sr. Unsec’d. Notes
—%	06/17/22	JPY	30,000	307,825
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
—%	08/30/19	JPY	30,000	355,678
—%	08/31/21	JPY	30,000	379,789

				1,310,292

Coal
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes
—%	12/31/18	EUR	400	470,012
Sr. Unsec’d. Notes, EMTN
—%	02/18/21	EUR	300	373,875

				843,887

Commercial Services
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Commercial Services (cont’d.)
1.750%	06/19/24		600	$600,600
Toppan Printing Co. Ltd. (Japan),
Sr. Unsec’d. Notes
—%	12/19/19	JPY	30,000	310,488

				911,088

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes
1.375%	01/01/20		312	307,905
Ingenico Group SA (France),
Sr. Unsec’d. Notes
—%	06/26/22	EUR	176	332,315

				640,220

Cosmetics/Personal Care
Unicharm Corp. (Japan),
Sr. Unsec’d. Notes
—%	09/25/20	JPY	30,000	360,929

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.500%	01/15/22		292	278,130
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
2.485% (s)	01/05/23		800	825,000
Haniel Finance Deutschland GmbH (Germany),
Gtd. Notes
—%	05/12/20	EUR	300	344,084
Magyar Nemzeti Vagyonkezelo Zrt (Hungary),
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	600	759,478
Mebuki Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.163% (s)	04/24/19		400	392,500
Remgro Jersey GBP Ltd. (South Africa),
Sr. Sec’d. Notes
2.625%	03/22/21	GBP	200	273,097

				2,872,289

Electric — 0.1%
CEZ MH BV (Czech Republic),
Gtd. Notes, EMTN
—%	08/04/17	EUR	400	460,801
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
—%	03/25/20	JPY	60,000	596,864
Iberdrola International BV (Spain),
Gtd. Notes, EMTN
0.056% (s)	11/11/22	EUR	300	334,648
Tohoku Electric Power Co., Inc. (Japan),
Sr. Sec’d. Notes
—%	12/03/20	JPY	60,000	596,124

				1,988,437

Interest Rate	Maturity Date		Principal Amount (000)#			Value
CONVERTIBLE BONDS (Continued)
Electrical Components & Equipment
Bekaert SA (Belgium),
Sr. Unsec’d. Notes
—%	06/09/21		EUR	300		$348,633
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21			279		210,994

						559,627

Energy-Alternate Sources
SolarCity Corp.,
Sr. Unsec’d. Notes
1.625%	11/01/19	(a)		306		229,500

Engineering & Construction — 0.1%
Acciona SA (Spain),
Sr. Unsec’d. Notes
3.000%	01/30/19		EUR	200		283,198
Balfour Beatty Finance No.2 Ltd. (United Kingdom),
Gtd. Notes
1.875%	12/03/18		GBP	200		259,877
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
—%	01/29/21			250		277,500
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21			354		385,860
OHL Investments SA (Spain),
Sr. Sec’d. Notes
4.000%	04/25/18		EUR	200		208,944

						1,415,379

Foods
J Sainsbury PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	11/21/19		GBP	300		401,597
NH Foods Ltd. (Japan),
Sr. Unsec’d. Notes
—%	09/26/18		JPY	40,000		466,939
Shoprite Investments Ltd. (South Africa),
Gtd. Notes
—%	04/03/17		ZAR	—	(r)	226,023

						1,094,559

Gas — 0.1%
CenterPoint Energy, Inc.,
Sub. Notes
2.018%	09/15/29			992		568,253
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes
—%	02/26/18			500		522,625
National Grid North America, Inc.,
Sr. Unsec’d. Notes, EMTN
0.900%	11/02/20		GBP	200		277,504

						1,368,382

Healthcare-Products — 0.1%
NuVasive, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	03/15/21			442		559,130
QIAGEN NV,

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Healthcare-Products (cont’d.)
Sr. Unsec’d. Notes
0.375%	03/19/19		200	$223,400
Terumo Corp. (Japan),
Sr. Unsec’d. Notes
—%	12/04/19	JPY	30,000	342,291
—%	12/06/21	JPY	30,000	351,166
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20		476	508,427

				1,984,414

Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		291	509,614
Fresenius Medical Care AG & Co. KGaA (Germany),
Gtd. Notes
1.125%	01/31/20	EUR	400	562,621
Fresenius SE & Co. KGaA (Germany),
Gtd. Notes
—%	09/24/19	EUR	400	656,983
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		281	426,242

				2,155,460

Holding Companies-Diversified — 0.1%
Industrivarden AB (Sweden),
Sr. Unsec’d. Notes
—%	05/15/19	SEK	4,000	507,763
Sagerpar SA (Belgium),
Gtd. Notes
0.375%	10/09/18	EUR	300	363,462
Solidium Oy (Finland),
Sr. Unsec’d. Notes
—%	09/04/18	EUR	200	231,299
Wendel SA (France),
Sr. Unsec’d. Notes
—%	07/31/19	EUR	573	347,047

				1,449,571

Home Furnishings — 0.1%
Sony Corp. (Japan),
Sr. Unsec’d. Notes
—%	09/30/22	JPY	78,000	816,306
Steinhoff Finance Holding GmbH (South Africa),
Gtd. Notes
1.250%	08/11/22	EUR	700	808,367
1.250%	10/21/23	EUR	700	796,571
4.000%	01/30/21	EUR	300	489,098

				2,910,342

Insurance
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		307	387,396
Old Republic International Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/18		330	396,206
Swiss Life Holding AG (Switzerland),

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Insurance (cont’d.)
Sr. Unsec’d. Notes
—%	12/02/20	CHF	295	$361,045

				1,144,647

Internet — 0.4%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20		1,040	1,127,100
1.250%	10/15/18		268	345,553
Sr. Unsec’d. Notes, 144A
1.250%	09/15/22		610	612,669
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35		674	614,183
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20		360	460,800
0.900%	09/15/21		1,391	1,493,586
1.000%	03/15/18		454	718,455
Rocket Internet SE (Germany),
Sr. Unsec’d. Notes
3.000%	07/22/22	EUR	400	388,007
Twitter, Inc.,
Sr. Unsec’d. Notes
0.250%	09/15/19		590	566,400
1.000%	09/15/21		599	567,178
VeriSign, Inc.,
Jr. Sub. Notes
4.485%	08/15/37		671	1,537,848
Vipshop Holdings Ltd. (China),
Sr. Unsec’d. Notes
1.500%	03/15/19		445	478,931
Yahoo!, Inc.,
Sr. Unsec’d. Notes
—%	12/01/18		725	742,219
YY, Inc. (China),
Sr. Unsec’d. Notes
2.250%	04/01/19		229	225,708

				9,878,637

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.500%	03/27/20	EUR	1,400	1,250,295
Baosteel Hong Kong Investment Co. Ltd. (China),
Sr. Unsec’d. Notes
1.902% (s)	12/01/18		400	396,000
Cahaya Capital Ltd. (Malaysia),
Sr. Unsec’d. Notes
0.130% (s)	09/18/21		400	395,300
Indah Capital Ltd. (Malaysia),
Sr. Unsec’d. Notes, RegS
—%	10/24/18	SGD	500	405,148

				2,446,743

Lodging
Resorttrust, Inc. (Japan),

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Lodging (cont’d.)
Sr. Unsec’d. Notes
—%	12/01/21	JPY	30,000	$303,979

Media — 0.1%
DISH Network Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	08/15/26		1,151	1,260,345
Liberty Interactive LLC,
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		473	499,606
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		629	655,733
Sr. Unsec’d. Notes, 144A
2.250%	09/30/46		355	368,534

				2,784,218

Metal Fabricate/Hardware
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19		204	217,515

Mining
Newmont Mining Corp.,
Gtd. Notes
1.625%	07/15/17		381	415,290

Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
—%	02/05/21		250	260,000
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
1.650%	08/16/19		2,000	2,100,000
Trinity Industries, Inc.,
Sub. Notes
3.875%	06/01/36		188	224,660

				2,584,660

Multi-Utilities
Suez (France),
Sr. Unsec’d. Notes, RegS
—%	02/27/20	EUR	10	229,604

Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23	GBP	300	446,197
Chesapeake Energy Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	09/15/26		79	79,000
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19		483	245,726
3.125%	05/15/24		539	204,820
Eni SpA (Italy),
Sr. Unsec’d. Notes, EMTN
—%	04/13/22	EUR	300	351,026
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23		81	91,378
TOTAL SA (France),

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Oil & Gas (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.500%	12/02/22			600	$610,440

					2,028,587

Oil & Gas Services — 0.1%
Subsea 7 SA (United Kingdom),
Sr. Unsec’d. Notes
1.000%	10/05/17			400	392,400
Technip SA (France),
Sr. Unsec’d. Notes
0.875%	01/25/21		EUR	300	419,405
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21			773	867,209

					1,679,014

Pharmaceuticals
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22			471	413,303
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21			400	405,500
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
0.250%	02/01/26			399	476,057

					1,294,860

Pipelines
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45			353	223,934

Real Estate — 0.1%
British Land Jersey Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/10/17		GBP	400	538,677
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes, RegS
1.850%	06/19/20		SGD	750	533,613
1.950%	10/17/23		SGD	1,500	1,113,698
Deutsche Wohnen AG (Germany),
Sr. Unsec’d. Notes
0.875%	09/08/21		EUR	200	361,563
Grand City Properties SA (Germany),
Sr. Unsec’d. Notes
0.250%	03/02/22	(a)	EUR	400	471,809
IMMOFINANZ AG (Austria),
Sr. Unsec’d. Notes
0.295%(s)	03/08/18		EUR	118	587,152
LEG Immobilien AG (Germany),
Sr. Unsec’d. Notes
0.500%	07/01/21		EUR	200	357,901

					3,964,413

Real Estate Investment Trusts (REITs) — 0.2%
British Land White 2015 Ltd. (United Kingdom),
Gtd. Notes

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
1.653%(s)	06/09/20	GBP	500	$611,779
Colony Capital, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/21		310	303,025
Extra Space Storage LP,
Gtd. Notes, 144A
3.125%	10/01/35		380	410,163
Fonciere Des Regions (France),
Sr. Unsec’d. Notes
0.875%	04/01/19	EUR	300	344,312
3.340%	01/01/17	EUR	410	447,139
Intu Jersey Ltd. (United Kingdom),
Gtd. Notes
2.500%	10/04/18	GBP	200	271,853
Spirit Realty Capital, Inc.,
Sr. Unsec’d. Notes
2.875%	05/15/19		202	223,084
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes
—%	07/01/21	EUR	114	413,983
—%	01/01/22	EUR	1	456,412
VEREIT, Inc.,
Sr. Unsec’d. Notes
3.000%	08/01/18		536	534,660

				4,016,410

Retail
Nebraska Book Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A^(g)
2.000%	04/01/26		33	5,211
Yamada Denki Co. Ltd. (Japan),
Sr. Unsec’d. Notes
—%	06/28/19	JPY	70,000	756,743

				761,954

Semiconductors — 0.5%
Advanced Semiconductor Engineering, Inc. (Taiwan),
Sr. Unsec’d. Notes
—%	09/05/18		200	251,950
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35		1,261	1,740,968
3.250%	08/01/39		966	1,766,573
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		277	716,564
Sr. Sub. Notes
1.625%	02/15/25		1,090	1,389,750
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43		838	744,773
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		495	1,378,884
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.000%	12/01/18		805	2,739,013
NXP Semiconductors NV (Netherlands),

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes
1.000%	12/01/19	(a)		800	$942,000
ON Semiconductor Corp.,
Gtd. Notes
1.000%	12/01/20			464	470,380
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes, RegS
—%	11/07/18			400	466,000
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.976%(s)	07/03/19			400	394,000
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.625%	06/15/17			376	707,350

					13,708,205

Software — 0.2%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.992%(s)	02/15/19			433	422,987
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19			925	1,045,828
Kingsoft Corp. Ltd. (China),
Sr. Unsec’d. Notes
1.250%	04/11/19		HKD	2,000	255,273
Nuance Communications, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	12/15/35			483	420,210
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19			717	907,453
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18			755	902,697
ServiceNow, Inc.,
Sr. Unsec’d. Notes
—%	11/01/18			454	552,745

					4,507,193

Telecommunications — 0.2%
America Movil BV (Mexico),
Gtd. Notes
5.500%	09/17/18		EUR	300	302,666
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
0.490%(s)	05/28/20		EUR	1,600	1,767,712
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40			77	79,984
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
—%	07/01/19			323	492,373
Telecom Italia Finance SA (Italy),
Gtd. Notes, RegS
6.125%	11/15/16		EUR	800	879,453

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Telecommunications (cont’d.)
Telefonica Participaciones SAU (Spain),
Gtd. Notes
4.900%	09/25/17	EUR	700	$675,867
Gtd. Notes, EMTN
—%	03/09/21	EUR	400	452,308
Telefonica SA (Spain),
Sr. Unsec’d. Notes, EMTN
6.000%	07/24/17	EUR	600	585,111
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33		437	434,815
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.002%(s)	11/26/20	GBP	400	513,376

				6,183,665

Transportation — 0.1%
Deutsche Post AG (Germany),
Sr. Unsec’d. Notes
0.600%	12/06/19	EUR	600	925,960
Kawasaki Kisen Kaisha Ltd. (Japan),
Sr. Unsec’d. Notes
—%	09/26/18	JPY	30,000	304,867
Nagoya Railroad Co. Ltd. (Japan),
Sr. Unsec’d. Notes
—%	12/11/24	JPY	30,000	333,342

				1,564,169

Water
Veolia Environnement SA (France),
Sr. Unsec’d. Notes
—%	03/15/21	EUR	1,700	583,483

TOTAL CONVERTIBLE BONDS (cost $93,775,999)				94,592,910

CORPORATE BONDS — 24.0%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		550	580,250
5.375%	01/15/24		15	15,750
5.750%	02/01/26		85	91,587
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		25	26,000
5.875%	03/15/25		615	645,750

				1,359,337

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24		200	211,204
6.375%	06/01/19		70	78,027
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		540	750,894
Harris Corp.,
Sr. Unsec’d. Notes
5.054%	04/27/45		445	509,644

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	260	$269,100
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	365	391,051
3.550%	01/15/26	220	237,729
3.800%	03/01/45	295	300,683
4.700%	05/15/46	232	275,644
6.150%	09/01/36	200	269,132
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	209	216,855
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	131	136,240
5.500%	10/01/23	88	92,180
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20	183	188,490
6.000%	07/15/22	281	296,455
6.500%	07/15/24	620	652,550
6.500%	05/15/25	380	395,675
Gtd. Notes, 144A
6.375%	06/15/26	39	40,267
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	92	88,090
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	64	68,671
4.150%	05/15/45	400	442,757
4.500%	06/01/42	171	198,055

			6,109,393

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	628	655,721
3.875%	09/16/46	430	446,104
4.000%	01/31/24	420	468,965
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	06/07/22	310	328,305
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	230	269,503
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	265,856
6.000%	11/27/17	190	199,854
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	07/21/25	310	339,140
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	620	666,828
4.250%	11/10/44	205	227,054

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22	489	$531,229
4.450%	06/12/25	755	842,373

			5,240,932

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	109	115,495
Air Canada 2015-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.600%	09/15/28	456	472,673
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	67	69,345
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	38	41,080
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	285	302,721
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	646	703,051
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19	200	208,250
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	238	247,281
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	147	165,459
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	74	79,316
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	356	372,020
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	448	530,105
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	67	70,144
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	34	36,409
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	50	53,774
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	502	569,355
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	60	65,884

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30		555	$578,588
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		115	117,599
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		501	531,205
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		9	9,429

				5,339,183

Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		235	244,987

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18		227	230,414
2.450%	05/18/20		221	225,665
2.950%	01/11/17		400	402,048
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
4.500%	04/15/20		658	676,095
5.250%	04/15/23	(a)	862	886,783
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17		200	202,114
3.664%	09/08/24		1,150	1,185,175
4.134%	08/04/25		880	928,426
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		395	427,952
5.200%	04/01/45		385	400,469
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19		980	998,941
3.250%	05/15/18		205	208,624
3.700%	05/09/23		560	569,552
4.000%	01/15/25		330	333,117
4.200%	03/01/21		370	389,374
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		147	155,636
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23		443	464,043
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.800%	03/15/18		364	366,155
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		99	99,340
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	07/18/19		285	290,268

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)

				$9,440,191

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21		560	585,200
6.625%	10/15/22	(a)	186	196,695
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	09/15/21		10	10,400
5.500%	12/15/24		180	183,600
6.000%	09/15/23		478	497,120
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		492	506,144
5.125%	11/15/23		350	364,875
8.750%	08/15/20		105	125,475
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26		200	201,000
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		165	177,355
5.000%	03/30/20		150	164,728
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	(a)	488	498,980
Tenneco, Inc.,
Gtd. Notes
5.375%	12/15/24		191	200,550
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		361	382,797
4.750%	04/29/25		599	628,950

				4,723,869

Banks — 3.3%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20		610	622,537
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		317	317,639
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49	(a)	235	258,250
Sr. Unsec’d. Notes, EMTN, 144A
4.875%	01/12/21		160	178,923
Sub. Notes, 144A
4.400%	05/19/26		725	769,508
Bank of America Corp.,
Jr. Sub. Notes
6.100%(c)	12/29/49		494	514,995
8.000%(c)	07/29/49		586	597,720
8.125%(c)	12/29/49		579	593,836
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		1,025	1,061,047
3.500%	04/19/26	(a)	755	784,604
6.400%	08/28/17		1,555	1,622,378

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	267	$268,229
2.600%	01/15/19	930	948,151
3.875%	08/01/25	450	480,743
4.100%	07/24/23	150	162,162
5.000%	05/13/21	75	83,842
5.000%	01/21/44	110	129,497
5.625%	07/01/20	630	707,212
5.650%	05/01/18	70	74,254
6.875%	04/25/18	620	668,892
Sub. Notes, MTN
3.950%	04/21/25	980	1,014,498
4.200%	08/26/24	450	476,525
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.900%	08/27/21	1,420	1,412,583
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/29/49	210	206,850
4.950%(c)	12/29/49	710	724,265
Sr. Unsec’d. Notes
5.450%	05/15/19	300	329,608
Sr. Unsec’d. Notes, MTN
2.200%	03/04/19	110	112,056
2.500%	04/15/21	625	642,320
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	03/22/21	505	517,229
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	226	226,897
4.100%	09/09/23	200	219,864
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.250%(c)	12/29/49	370	369,537
Sr. Unsec’d. Notes
3.200%	08/10/21	915	919,811
3.650%	03/16/25	380	374,913
BB&T Corp.,
Sub. Notes
5.250%	11/01/19	80	88,476
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21	970	1,000,110
Branch Banking & Trust Co.,
Sub. Notes
3.625%	09/16/25	285	305,684
Sub. Notes, MTN
1.117%(c)	05/23/17	522	521,837
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/23	865	901,761
Capital One NA,
Sr. Unsec’d. Notes
2.400%	09/05/19	1,370	1,391,667
Citigroup, Inc.,
Jr. Sub. Notes
5.800%(c)	11/29/49	255	257,195
5.875%(c)	12/29/49	450	454,546

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.950%(c)	12/29/49	35	$35,703
6.250%(c)	12/29/49	440	473,550
Sr. Unsec’d. Notes
2.500%	09/26/18	1,155	1,173,329
2.700%	03/30/21	605	618,130
3.400%	05/01/26	475	490,760
3.700%	01/12/26	600	633,256
Sub. Notes
3.875%	03/26/25	150	154,801
4.125%	07/25/28	405	411,734
4.300%	11/20/26	375	393,296
4.450%	09/29/27	140	146,506
4.600%	03/09/26	245	261,652
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17	250	251,382
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	375	375,614
4.625%	12/01/23	500	539,953
Gtd. Notes, GMTN
3.375%	01/19/17	45	45,304
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20	560	569,692
3.375%	05/21/25	315	334,080
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	451	478,060
Sr. Unsec’d. Notes, MTN, 144A
2.375%	07/01/21	765	774,903
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	350	365,280
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20	890	901,656
Gtd. Notes, 144A
3.450%	04/16/21	525	535,686
3.800%	06/09/23	800	810,624
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.650%	09/06/19	720	719,061
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	90	87,366
2.950%	08/20/20	115	110,819
6.000%	09/01/17	210	213,539
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	185	180,967
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,260	1,264,060
3.450%	07/27/26	295	296,722
4.250%	03/13/26	295	315,222
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	148,186

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Fifth Third Bank,
Sub. Notes
3.850%	03/15/26	565	$602,145
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%(c)	12/29/49	280	287,000
5.375%(c)	12/29/49	97	97,482
5.700%(c)	12/29/49	465	471,394
Sr. Unsec’d. Notes
2.375%	01/22/18	190	192,100
2.625%	01/31/19	1,135	1,158,185
2.625%	04/25/21	470	477,254
2.750%	09/15/20	625	640,204
2.875%	02/25/21	40	41,026
3.750%	02/25/26	700	735,020
4.750%	10/21/45	290	325,453
5.250%	07/27/21	101	114,025
5.750%	01/24/22	340	394,923
5.950%	01/18/18	60	63,302
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	600	664,403
7.500%	02/15/19	1,960	2,215,319
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	73	77,507
4.000%	03/03/24	375	402,672
Sub. Notes
4.250%	10/21/25	310	326,242
5.150%	05/22/45	260	283,534
6.450%	05/01/36	605	747,635
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	200	199,650
4.125%	08/12/20	1,522	1,631,563
4.750%	01/19/21	840	927,396
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%(c)	12/29/49	726	755,040
Sr. Unsec’d. Notes
4.000%	03/30/22	1,129	1,202,881
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	200	200,109
KeyBank NA,
Sub. Notes
5.700%	11/01/17	205	214,019
Sub. Notes, MTN
3.400%	05/20/26	500	510,997
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	100	112,889
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.050%	01/22/19	945	948,971
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.650%	03/24/26	320	329,275
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	130	132,327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	250	$263,998
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.700%	10/20/20	555	567,803
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49	745	747,488
Sr. Unsec’d. Notes
2.800%	06/16/20	1,385	1,420,827
5.750%	01/25/21	115	131,093
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	440	445,501
3.700%	10/23/24	195	205,756
3.750%	02/25/23	433	459,886
4.000%	07/23/25	700	752,751
6.625%	04/01/18	1,385	1,484,000
7.300%	05/13/19	950	1,079,680
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24	480	513,355
Sub. Notes, MTN
3.950%	04/23/27	695	721,861
4.100%	05/22/23	300	317,178
5.000%	11/24/25	280	312,396
MUFG Union Bank NA,
Sr. Unsec’d. Notes
2.625%	09/26/18	1,225	1,247,751
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17	330	332,183
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	112,643
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	237	256,046
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
2.150%	04/29/21	665	671,937
Sub. Notes
6.875%	04/01/18	253	272,517
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	295	294,233
Sr. Unsec’d. Notes
2.854%	11/09/22	340	348,384
4.375%	08/11/20	80	87,483
5.125%	02/08/20	200	222,182
6.700%	06/10/19	80	90,958
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17	563	562,758
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.000%(c)	12/29/49	285	267,900
8.625%(c)	12/29/49	450	440,438
Sub. Notes
6.000%	12/19/23	133	138,615

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.100%	06/10/23	95	$99,572
6.125%	12/15/22	1,856	1,966,644
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN, RegS
9.500%(c)	03/16/22	145	149,400
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20	220	221,669
Sub. Notes, 144A
5.625%	09/15/45	200	203,131
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
1.500%	09/13/19	415	412,586
Sr. Unsec’d. Notes, MTN, 144A
2.625%	11/17/20	775	797,042
Societe Generale SA (France),
Jr. Sub. Notes, 144A
7.375%(c)	12/29/49	740	725,200
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21	570	585,026
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	535,260
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	350	372,566
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49	240	252,600
Sr. Sub. Notes
3.100%	05/15/23	108	112,204
Sr. Unsec’d. Notes
2.550%	08/18/20	140	145,196
SunTrust Bank,
Sub. Notes
3.300%	05/15/26	425	433,547
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
1.800%	07/13/21	420	418,428
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	287	288,763
2.500%	12/14/20	835	858,636
Sub. Notes
3.625%(c)	09/15/31	185	185,510
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	211	211,614
2.375%	07/22/26	175	172,836
3.000%	03/15/22	133	140,905
4.125%	05/24/21	133	147,396
Sub. Notes, MTN
3.100%	04/27/26	275	284,073
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22	475	474,116
4.125%	04/15/26	590	620,376
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	900	896,917

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	$313,559
3.500%	03/08/22	1,000	1,061,002
Sub. Notes
5.375%	11/02/43	285	330,871
Sub. Notes, GMTN
4.300%	07/22/27	390	420,318
4.900%	11/17/45	285	313,788
Sub. Notes, MTN
3.450%	02/13/23	400	412,475
4.650%	11/04/44	400	420,785
Wells Fargo Bank NA,
Sub. Notes
6.000%	11/15/17	600	630,715
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16	200	200,482
Sr. Unsec’d. Notes
1.600%	08/19/19	720	720,032
2.000%	08/19/21	440	439,291
2.600%	11/23/20	475	488,198
4.875%	11/19/19	200	219,238

			87,357,054

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	845	871,952
3.300%	02/01/23	476	502,422
3.650%	02/01/26	3,135	3,366,990
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
8.000%	11/15/39	160	255,407
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	33	34,774
4.250%	05/01/23	66	69,877
4.750%	11/15/24	17	18,403
4.750%	12/01/25	345	372,600
Cott Beverages, Inc. (Canada),
Gtd. Notes
5.375%	07/01/22	456	469,680
6.750%	01/01/20	200	208,500
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17	113	113,327
5.750%	10/23/17	180	188,386
DS Services of America, Inc.,
Sec’d. Notes, 144A
10.000%	09/01/21	43	47,945
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	110	110,159
3.400%	04/01/22	250	266,783
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21	235	237,163
3.000%	07/15/26	315	317,182

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		180	$180,381
3.100%	07/17/22		94	100,570
4.450%	04/14/46		275	325,605
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
3.250%	06/08/26		565	573,917
SABMiller Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.750%	01/15/22		300	324,798

				8,956,821

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.850%	08/19/21		145	144,145
3.625%	05/15/22		635	681,791
3.875%	11/15/21		300	326,025
4.400%	05/01/45		755	793,070
Sr. Unsec’d. Notes, 144A
4.563%	06/15/48		332	354,402
Biogen, Inc.,
Sr. Unsec’d. Notes
5.200%	09/15/45		290	341,114
Celgene Corp.,
Sr. Unsec’d. Notes
2.125%	08/15/18		195	197,084
3.250%	08/15/22		85	89,213
5.000%	08/15/45		165	185,776
Concordia International Corp. (Canada),
Gtd. Notes, 144A
7.000%	04/15/23	(a)	1,301	835,892
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/27		235	237,472
4.500%	02/01/45		290	309,680
4.600%	09/01/35		105	115,441
4.750%	03/01/46		275	307,327
4.800%	04/01/44		180	200,883

				5,119,315

Building Materials — 0.2%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		275	301,469
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	(a)	2,150	2,209,125
7.750%	04/16/26		200	221,900
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22		21	21,079
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		205	212,175
4.375%	04/01/26		245	257,863

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	270	$284,850
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	268	291,450
NWHEscrowCorp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	100	75,250
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/23	65	67,925
6.000%	10/15/25	776	830,320
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	817	833,340
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	250	259,375
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	24	25,740
Sr. Unsec’d. Notes
6.300%	11/15/16	30	30,135

			5,921,996

Chemicals — 0.5%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	450	442,377
Air Liquide Finance SA (France),
Gtd. Notes, 144A
1.750%	09/27/21	220	219,328
Ashland LLC,
Gtd. Notes
4.750%	08/15/22	350	364,000
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	185	189,509
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	134	180,349
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A
9.750%	10/15/23	456	535,800
10.000%	10/15/25	1,065	1,256,700
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	245	229,378
5.375%	03/15/44	120	118,479
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	7	6,825
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	1,050	1,015,875
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	260	270,121

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
4.125%	11/15/21		60	$65,652
7.375%	11/01/29		150	204,768
8.550%	05/15/19		101	118,457
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		89	92,383
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23		331	378,151
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		1,884	1,657,920
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	(a)	620	646,350
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.875%	02/15/19	(a)	700	714,000
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		410	442,916
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		75	62,531
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		148	156,463
4.250%	11/15/23		264	280,747
5.450%	11/15/33	(a)	790	858,343
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		175	177,187
5.250%	08/01/23		271	277,097
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23		659	682,144
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17		200	203,840
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		99	104,940
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		55	53,801
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		364	340,340
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		130	169,073
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24		360	377,100
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		235	241,463

				13,134,407

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Coal
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
Gtd. Notes
6.375%	03/15/24		34	$17,340
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		80	73,600

				90,940

Commercial Services — 0.4%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		238	133,875
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		275	264,687
4.125%	06/15/23		1,070	1,053,950
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		376	243,460
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		210	212,100
APX Group, Inc.,
Sr. Sec’d. Notes
6.375%	12/01/19		5	5,094
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24	(a)	550	578,875
6.500%	07/15/22		200	210,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23	(a)	400	403,500
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23		203	199,955
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		295	368,096
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20		24	26,960
5.625%	03/15/42		65	78,636
6.700%	06/01/34		110	145,916
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		105	116,252
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		180	189,000
Garda World Security Corp. (Canada),
Gtd. Notes, 144A
7.250%	11/15/21		140	129,150
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		65	67,275
7.750%	06/01/24		60	61,650
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		130	134,063
6.250%	10/15/22	(a)	560	576,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
7.375%	01/15/21		100	$103,875
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		514	534,560
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
7.000%	09/01/20		30	31,125
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		33	35,104
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21		225	234,844
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		1,238	1,349,420
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		55	52,800
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.500%	11/15/23		19	19,143
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		363	384,780
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22		15	14,887
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19		30	22,650
Team Health, Inc.,
Gtd. Notes, 144A
7.250%	12/15/23	(a)	344	370,230
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24		1,340	1,390,250
6.125%	06/15/23		300	314,625
7.625%	04/15/22	(a)	580	617,700
Sec’d. Notes
4.625%	07/15/23		89	91,225
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23		10	9,863

				10,776,625

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		540	549,798
3.250%	02/23/26		615	653,688
3.450%	02/09/45		190	181,539
3.850%	05/04/43		630	643,854
3.850%	08/04/46		230	235,235
4.650%	02/23/46		245	282,712
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
5.875%	06/15/21		1,059	1,125,158
7.125%	06/15/24		660	725,900

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		635	$663,652
5.450%	06/15/23		709	759,663
6.020%	06/15/26		689	755,353
8.100%	07/15/36		13	15,282
8.350%	07/15/46		18	21,552
Diebold, Inc.,
Gtd. Notes, 144A
8.500%	04/15/24		625	647,656
EMC Corp.,
Sr. Unsec’d. Notes
1.875%	06/01/18		120	118,101
2.650%	06/01/20		109	104,788
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20		100	95,500
HP, Inc.,
Sr. Unsec’d. Notes
4.300%	06/01/21		157	169,806
4.650%	12/09/21		270	295,951
6.000%	09/15/41		141	144,424
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.250%	02/19/21		538	553,627
4.000%	06/20/42		254	266,501
NCR Corp.,
Gtd. Notes
5.000%	07/15/22		14	14,315
6.375%	12/15/23		5	5,287
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23		200	213,750
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24		795	922,200
Sr. Sec’d. Notes, 144A
7.375%	04/01/23		531	584,100

				10,749,392

Cosmetics/Personal Care
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.200%	07/15/18		60	62,250
7.000%	03/15/23		67	60,049
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		200	280,720
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21		254	259,080
Gtd. Notes, 144A
6.250%	08/01/24	(a)	401	414,033

				1,076,132

Distribution/Wholesale — 0.1%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22		240	222,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Distribution/Wholesale (cont’d.)
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	463	$488,465
HD Supply, Inc.,
Gtd. Notes
7.500%	07/15/20	113	117,362
Gtd. Notes, 144A
5.750%	04/15/24	807	847,350
Sr. Sec’d. Notes, 144A
5.250%	12/15/21	310	327,825
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	581	596,977
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	438	452,235
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	297	305,910

			3,358,724

Diversified Financial Services — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.950%	02/01/22	1,110	1,137,750
Air Lease Corp.,
Sr. Unsec’d. Notes
3.000%	09/15/23	190	187,840
3.375%	06/01/21	570	591,284
3.875%	04/01/21	130	137,475
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21	490	523,687
6.250%	12/01/19	120	131,400
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	20	19,500
Ally Financial, Inc.,
Gtd. Notes
2.750%	01/30/17	62	62,116
4.750%	09/10/18	80	82,800
5.500%	02/15/17	280	283,500
6.250%	12/01/17	147	152,880
8.000%	11/01/31	479	590,368
Sr. Unsec’d. Notes
3.250%	09/29/17	88	88,660
3.250%	02/13/18	200	202,000
3.250%	11/05/18	10	10,050
4.125%	03/30/20	80	81,400
4.125%	02/13/22	700	707,875
4.250%	04/15/21	230	234,313
4.625%	05/19/22	1,898	1,954,940
4.625%	03/30/25	480	492,000
Sub. Notes
5.750%	11/20/25	345	360,956
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	320	345,172

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18	100	$100,817
2.250%	05/05/21	83	84,273
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	80	85,966
3.500%	03/18/24	70	76,541
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21	560	648,413
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	2,050	2,105,930
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	118	120,507
5.000%	05/15/17	48	48,900
5.000%	08/15/22	1,923	2,043,187
5.250%	03/15/18	607	632,797
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	620	656,425
6.625%	04/01/18	45	47,756
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	180	191,167
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	509	310,490
Double Eagle Acquisition Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/24	80	81,400
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
5.375%	11/15/22	75	79,947
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,651	1,695,724
4.418%	11/15/35	667	748,617
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19	322	323,610
5.875%	02/01/22	369	354,240
6.000%	08/01/20	9	9,045
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.000%(c)	12/21/65	1,712	1,369,600
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.250%(c)	12/21/65	270	215,325
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	442	485,592
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19	250	267,813
5.875%	08/15/22	20	22,175
6.250%	05/15/19	150	162,563

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22	410	$425,462
4.000%	01/30/24	114	125,002
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	580	676,674
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	282	321,816
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	605	629,865
10.375%	11/01/18	110	130,071
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	68,600
7.875%	10/01/20	497	505,051
9.625%	05/01/19	61	63,897
NFP Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	285	292,802
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19	550	551,722
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	678	672,915
Speedy Cash Intermediate Holdings Corp.,
Sec’d. Notes, 144A
10.750%	05/15/18	405	291,600
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21	389	407,964
8.250%	12/15/20	111	121,823
Gtd. Notes, MTN
6.500%	09/15/17	100	103,500
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	740	781,685
4.300%	12/14/45	135	156,016

			27,673,251

Electric — 1.5%
AES Corp.,
Sr. Unsec’d. Notes
3.842%(c)	06/01/19	130	130,325
5.500%	03/15/24	20	20,812
5.500%	04/15/25	150	154,500
6.000%	05/15/26	800	846,000
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	141,256
5.600%	03/15/33	120	148,236
5.875%	12/01/22	160	191,167
6.125%	05/15/38	30	40,326
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	163,877

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	$64,444
5.050%	09/01/41	107	132,204
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.350%	07/01/23	485	518,001
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	537	586,226
4.500%	02/01/45	295	329,593
6.125%	04/01/36	240	318,778
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	1,425	1,442,813
6.000%	01/15/22	150	157,125
7.875%	01/15/23	92	97,175
Sr. Unsec’d. Notes
5.750%	01/15/25	250	246,875
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	120	137,370
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	80	94,631
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	280	319,817
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	240	251,322
4.200%	03/15/42	69	75,470
4.500%	12/01/45	205	235,683
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	104,929
5.650%	04/15/20	105	119,157
Dominion Resources, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	390	417,692
Sr. Unsec’d. Notes
2.000%	08/15/21	135	134,678
2.850%	08/15/26	176	175,057
3.625%	12/01/24	300	317,696
3.900%	10/01/25	780	839,196
4.900%	08/01/41	32	35,766
5.250%	08/01/33	155	175,411
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	54,718
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	50,252
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	219,136
First Ref. Mortgage
6.000%	01/15/38	31	41,854
7.000%	11/15/18	100	111,896

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	250	$245,317
3.050%	08/15/22	172	179,798
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20	90	96,944
3.750%	05/15/46	345	357,437
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	108,595
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	1,120	1,016,400
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	500	516,500
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
5.250%	01/14/21	345	373,042
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	255	275,171
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.125%	10/07/19	250	274,282
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	950	1,021,285
Entergy Louisiana LLC,
Collateral Trust
2.400%	10/01/26	290	287,250
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	240	245,362
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	75	76,498
3.400%	04/15/26	595	619,290
4.450%	04/15/46	70	75,196
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	720	742,093
4.000%	10/01/20	116	123,891
4.250%	06/15/22	154	165,274
Florida Power & Light Co.,
First Mortgage
3.125%	12/01/25	490	524,111
4.050%	06/01/42	200	222,823
5.625%	04/01/34	150	194,062
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	755	562,475
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	24,080
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	756,958

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
8.400%	01/15/22	120	$156,482
9.400%	02/01/21	130	168,475
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	170	190,583
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	890	935,939
Sr. Unsec’d. Notes, 144A
6.050%	01/31/18	489	515,232
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	580	617,637
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	215	248,836
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	348,868
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	180	205,973
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	90	103,155
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	225	233,981
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	219	204,786
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	305	333,040
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24	150	152,250
7.625%	01/15/18	4	4,260
Gtd. Notes, 144A
6.625%	01/15/27	325	318,500
7.250%	05/15/26	1,097	1,116,198
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24	325	333,937
Gtd. Notes, 144A
5.000%	09/15/26	130	127,400
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	25	26,396
4.550%	06/01/44	150	165,442
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	03/15/44	225	257,139
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	175,931
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	116,019

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
2.950%	03/01/26	180	$187,480
3.400%	08/15/24	960	1,029,678
4.300%	03/15/45	100	112,163
4.450%	04/15/42	67	75,954
4.600%	06/15/43	50	57,852
6.050%	03/01/34	150	200,026
8.250%	10/15/18	130	147,416
PacifiCorp,
First Mortgage
2.950%	02/01/22	975	1,027,893
2.950%	06/01/23	440	462,128
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	152,215
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	52,808
4.200%	06/15/22	100	109,583
6.700%(c)	03/30/67	425	375,063
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	1,188	1,244,361
4.400%	01/15/21	93	101,564
7.000%	10/30/31	150	201,392
7.750%	03/01/31	150	211,620
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	350	356,076
4.150%	09/15/21	50	53,466
4.300%	11/15/23	61	66,202
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	38,006
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	42,788
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	200	219,449
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.250%	09/15/26	540	538,142
Sec’d. Notes, MTN
3.650%	09/01/42	75	78,824
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	440	385,057
San Diego Gas & Electric Co.,
First Mortgage
2.500%	05/15/26	250	254,497
6.000%	06/01/26	120	156,179
Sierra Pacific Power Co.,
General Ref. Mortgage
3.375%	08/15/23	98	105,039
General Ref. Mortgage, 144A
2.600%	05/01/26	150	151,968
Southern California Edison Co.,
First Mortgage
3.600%	02/01/45	375	391,395

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
First Ref. Mortgage
5.500%	03/15/40	80	$104,599
Sr. Unsec’d. Notes
6.650%	04/01/29	150	199,146
Southern Co. (The),
Sr. Unsec’d. Notes
4.400%	07/01/46	105	113,295
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	65	70,419
5.250%	07/15/43	220	239,752
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	580	580,385
Southwestern Public Service Co.,
First Mortgage
8.750%	12/01/18	230	265,078
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	200,429
Talen Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	06/01/25	375	300,938
Sr. Unsec’d. Notes, 144A
4.625%	07/15/19	25	23,500
Terraform Global Operating LLC,
Gtd. Notes, 144A
13.750%	08/15/22	330	339,900
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A(i)
11.500%	10/01/20	150	45,750
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	760	810,291
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	150	159,482
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	7	7,403
3.650%	12/15/42	77	79,267
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	1,300	1,419,176

			39,327,151

Electrical Components & Equipment — 0.1%
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23	553	579,268
Belden, Inc.,
Gtd. Notes, 144A
5.250%	07/15/24	30	30,450
5.500%	09/01/22	193	201,203
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	225	231,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electrical Components & Equipment (cont’d.)
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	22	$21,973
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	400	380,000
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.375%	06/15/24	449	450,123

			1,894,767

Electronic Equipment & Instruments
Cortes NP Acquisition Corp.,
Sr. Unsec’d. Notes, 144A^
9.250%	10/15/24	425	425,000

Electronics
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20	100	110,754
6.875%	06/01/18	145	156,591
7.500%	01/15/27	150	184,459
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	156,873
7.200%	06/01/26	205	256,256
Sanmina Corp.,
Sr. Sec’d. Notes, 144A
4.375%	06/01/19	10	10,425

			875,358

Energy-Alternate Sources
TerraForm Power Operating LLC,
Gtd. Notes, 144A
9.375%	02/01/23	85	87,337
9.625%	06/15/25	607	637,350

			724,687

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.750%	10/15/22	322	338,200
5.875%	10/15/24	1,033	1,102,728
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	163,447
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	676	667,550
MMC Energy Inc., Escrow Shares,
First Lien^
—%	10/15/20	75	—
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	07/15/22	372	385,020

			2,656,945

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment — 0.3%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25		300	$303,000
5.875%	02/15/22		25	25,875
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(g)
9.750%	05/30/20		223	118,014
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		455	457,275
5.125%	12/15/22		15	15,375
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		15	15,919
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24		300	324,375
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20		100	107,750
5.375%	11/01/23		673	725,157
5.375%	04/15/26		295	317,125
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		825	874,500
6.500%	02/15/25		531	572,153
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		60	62,625
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	(a)	719	742,368
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		312	287,820
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		406	429,345
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		320	348,800
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		470	474,700
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22		150	158,625
Sr. Sec’d. Notes, 144A
5.000%	08/01/23		60	60,900
5.625%	04/15/22		545	564,075

				6,985,776

Environmental Control — 0.1%
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		666	679,582
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24		240	240,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Environmental Control (cont’d.)
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.550%	06/01/22	179	$192,342
5.500%	09/15/19	335	371,341
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	485	489,841
4.600%	03/01/21	74	82,197
4.750%	06/30/20	100	111,139

			2,167,042

Food Service
Aramark Services, Inc.,
Gtd. Notes
5.125%	01/15/24	182	189,280
5.750%	03/15/20	20	20,550

			209,830

Foods — 0.6%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc. /Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	852	886,080
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25	205	204,487
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	183	188,490
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	424	426,120
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18	49	49,391
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22	450	469,687
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	492	524,718
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	340	360,932
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	242	251,076
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	546	536,445
5.875%	07/15/24	785	781,075
7.250%	06/01/21	87	89,936
7.250%	06/01/21	43	44,451
8.250%	02/01/20	469	483,656
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	06/06/22	175	185,939
4.375%	06/01/46	470	497,272
5.000%	06/04/42	379	435,466
5.375%	02/10/20	139	155,185

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
6.875%	01/26/39		218	$302,593
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		23	28,050
7.500%	04/01/31		110	155,682
Sr. Unsec’d. Notes
2.200%	01/15/17		93	93,279
3.400%	04/15/22		290	307,617
3.850%	08/01/23		571	618,966
3.875%	10/15/46		170	171,067
6.800%	12/15/18		55	61,437
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		335	345,050
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21		250	256,563
Gtd. Notes, 144A
5.875%	01/15/24		554	591,394
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		436	433,820
6.000%	12/15/22		10	10,563
6.750%	12/01/21	(a)	313	335,302
8.000%	07/15/25		222	254,051
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21		169	168,577
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/18		272	273,700
5.875%	08/01/21		829	866,305
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22		1,110	1,060,050
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21		185	188,965
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22		911	942,885
Gtd. Notes, 144A
6.000%	02/15/24		517	556,421
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		250	276,704
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24		331	343,413
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		220	227,150
WhiteWave Foods Co. (The),
Gtd. Notes
5.375%	10/01/22		28	31,815

				15,471,825

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	65	$66,056
5.750%	07/15/23	240	243,000
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	212	212,265

			521,321

Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	349,133
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	111,832
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	321	346,642
5.850%	01/15/41	215	259,387
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	280	283,411
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.875%	10/15/21	105	99,487
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	410	463,265
5.650%	02/01/45	106	134,238
5.800%	02/01/42	314	391,847
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	395	392,511
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22	830	858,046
6.000%	10/15/39	150	191,771
9.800%	02/15/19	320	378,831
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	383	395,754
3.500%	09/15/21	150	158,300
3.950%	10/01/46	100	101,080
4.400%	06/01/43	63	67,847
5.875%	03/15/41	91	113,373

			5,096,755

Hand/Machine Tools
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	463	481,520

Healthcare-Products — 0.3%
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	467	467,000
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18	600	610,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	200	$185,500
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	405	432,257
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	365	387,356
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	310	325,887
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	289	288,639
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	60	61,200
5.500%	04/15/25	50	47,500
5.625%	10/15/23	925	885,687
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22	1,275	1,355,686
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	151	157,040
Stryker Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/26	105	111,231
4.625%	03/15/46	280	314,058
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	272	281,520
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	350	347,348
4.150%	02/01/24	305	331,402

			6,589,811

Healthcare-Services — 0.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	5	4,950
5.625%	02/15/23	569	577,535
Aetna, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/26	255	259,265
3.500%	11/15/24	345	364,533
4.250%	06/15/36	220	227,864
6.750%	12/15/37	100	138,572
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20	35	35,963
5.625%	07/15/22	357	365,033
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	440	445,760
3.300%	01/15/23	35	36,680
4.650%	01/15/43	141	153,825

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
5.100%	01/15/44		300	$347,963
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		332	342,790
6.125%	02/15/24		346	375,410
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22		424	364,640
7.125%	07/15/20		69	64,135
8.000%	11/15/19	(a)	550	539,000
Sr. Sec’d. Notes
5.125%	08/15/18		21	21,210
5.125%	08/01/21		501	497,243
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22		885	962,165
Covenant Surgical Partners, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/19		49	47,040
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		704	706,640
5.125%	07/15/24		588	599,760
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22		233	231,835
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		179	188,433
4.750%	10/15/24		263	276,150
5.875%	01/31/22		433	490,373
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		125	135,625
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		640	660,800
5.875%	05/01/23		2,160	2,300,400
7.500%	02/15/22		930	1,067,175
Sr. Sec’d. Notes
4.500%	02/15/27		205	206,281
5.000%	03/15/24		1,523	1,606,765
5.250%	04/15/25		20	21,325
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24		215	222,658
5.750%	09/15/25		5	5,213
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		1,071	969,255
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23		400	400,000
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		195	196,283
2.500%	11/01/18		170	172,853

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	20	$20,850
Gtd. Notes, 144A
5.375%	05/01/24	364	364,000
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.125%	06/01/24	701	753,575
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	170	184,959
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	741	737,295
4.500%	04/01/21	1,358	1,366,487
6.000%	10/01/20	124	131,130
Sr. Unsec’d. Notes
5.000%	03/01/19	388	379,270
5.500%	03/01/19	227	223,027
6.750%	02/01/20	500	491,250
8.125%	04/01/22	893	893,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	58	60,048
3.100%	03/15/26	280	292,535
3.950%	10/15/42	440	467,492
4.625%	07/15/35	100	116,127
6.625%	11/15/37	270	385,076
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20	10	10,325

			23,505,846

Holding Companies-Diversified
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19	332	349,845
Sr. Unsec’d. Notes
7.750%	01/15/22	30	31,087
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22	200	212,116

			593,048

Home Builders — 0.1%
CalAtlantic Group, Inc.,
Gtd. Notes
5.875%	11/15/24	497	531,790
8.375%	01/15/21	80	95,000
Lennar Corp.,
Gtd. Notes
4.500%	06/15/19	12	12,570
4.750%	05/30/25	472	479,080
6.950%	06/01/18	10	10,687
12.250%	06/01/17	100	106,625
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21	315	329,963

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Gtd. Notes, 144A
6.500%	11/15/20		244	$243,238
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20	CAD	80	61,740
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		253	282,095
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		348	349,531
5.500%	03/01/26		75	78,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		220	226,600
5.875%	04/15/23		47	49,233
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		430	440,750
5.625%	01/15/24		100	106,750

				3,404,402

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23		620	652,550
Gtd. Notes, 144A
5.500%	06/15/26		464	477,920

				1,130,470

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		521	549,655
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23		313	334,910
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.375%	12/15/21		234	242,190
6.375%	03/01/24		320	340,000
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		382	412,560
6.125%	12/15/24		100	108,283
6.625%	11/15/22		218	235,440

				2,223,038

Housewares
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		55	57,406
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23		376	400,440

				457,846

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance — 0.5%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	$247,275
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	122	129,321
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	165	177,791
4.500%	07/16/44	171	174,188
4.800%	07/10/45	485	513,286
Aon Corp.,
Gtd. Notes
6.250%	09/30/40	33	42,056
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	215	241,555
4.400%	05/15/42	165	187,335
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	475	493,613
3.000%	02/11/23	325	342,107
3.125%	03/15/26	485	509,764
Chubb INA Holdings, Inc.,
Gtd. Notes
2.875%	11/03/22	170	178,586
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	73	77,283
4.500%	03/01/26	53	57,394
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	570	565,725
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	50	50,000
Guardian Life Global Funding,
Sr. Sec’d. Notes, 144A
2.000%	04/26/21	200	201,775
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.250%	04/29/21	995	1,008,150
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	68	75,754
6.500%	03/15/35	100	124,370
7.800%	03/07/87	325	380,250
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	200	254,061
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	59	63,848
6.250%	02/15/20	390	438,916
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	170	179,852

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	$77,832
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21	530	532,590
Sr. Sec’d. Notes, 144A
2.100%	08/02/18	200	203,089
2.500%	10/17/22	132	134,225
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	285	315,459
Sr. Unsec’d. Notes
4.125%	08/13/42	310	308,494
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.000%	01/10/23	700	721,912
3.650%	06/14/18	120	124,617
3.875%	04/11/22	767	832,992
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	300	473,005
New York Life Global Funding,
Sec’d. Notes, 144A
1.950%	02/11/20	700	708,685
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	230	232,112
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	200	203,574
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	260	404,656
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19	220	259,214
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
1.500%	04/18/19	185	184,774
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	420	470,925
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
4.250%	12/06/42	210	223,455
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/15/46	80	84,531
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	259,630
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	225	228,375
Voya Financial, Inc.,
Gtd. Notes
3.650%	06/15/26	287	285,710
4.800%	06/15/46	115	114,754

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
				$14,098,865

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24		455	504,332
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		350	360,500
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		114	114,136
2.600%	07/15/22		285	287,298
4.000%	07/15/42		253	231,770
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22		40	43,050
5.750%	03/01/24		655	704,125
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.625%	05/01/23		17	17,234
5.250%	04/01/25		14	14,700
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		873	916,650

				3,193,795

Iron/Steel — 0.2%
AK Steel Corp.,
Sr. Sec’d. Notes
7.500%	07/15/23		385	410,025
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25		217	236,530
7.250%	02/25/22	(a)	1,055	1,197,425
7.750%	03/01/41		261	272,093
10.850%	06/01/19		5	6,050
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
7.125%	05/01/18		6	6,126
Cliffs Natural Resources, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	03/31/20		5	5,306
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23		190	188,575
7.350%	08/15/18		240	259,200
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		108	116,389
5.200%	08/01/43		247	281,626
Steel Dynamics, Inc.,
Gtd. Notes
5.125%	10/01/21		270	280,463
5.250%	04/15/23		100	103,750
6.125%	08/15/19		60	61,875
6.375%	08/15/22		365	384,162
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		158	172,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)

				$3,982,408

Leisure Time
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23		225	231,750
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
7.500%	10/15/27		4	4,805
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23		428	439,771

				676,326

Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		424	458,980
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(i)
9.000%	02/15/20		500	516,875
11.250%	06/01/17		250	257,500
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		201	220,095
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		244	246,440
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21		181	190,050
Hilton Domestic Operating Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	09/01/24		225	229,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
5.625%	10/15/21		80	82,400
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		5	5,163
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		244	237,900
6.000%	03/15/23		741	803,985
6.625%	12/15/21		436	490,500
6.750%	10/01/20	(a)	163	182,560
7.750%	03/15/22		984	1,141,440
11.375%	03/01/18		200	224,500
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		576	581,760
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21		50	52,881
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes
5.375%	03/15/22		180	186,525
Gtd. Notes, 144A
5.500%	03/01/25		805	815,063

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)

				$6,924,117

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		423	369,068
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22		247	259,334
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/22		5	5,263
5.375%	03/01/25		194	202,973
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		350	357,875

				1,194,513

Machinery-Diversified — 0.1%
ATS Automation Tooling Systems, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/23		58	59,450
CNH Industrial Capital LLC,
Gtd. Notes
4.875%	04/01/21	(a)	350	371,875
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		45	46,702
3.900%	06/09/42		38	41,185
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	09/11/20		378	389,398
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22	(a)	525	568,969

				1,477,579

Media — 1.9%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44		480	525,661
4.950%	10/15/45		85	96,360
7.250%	05/18/18		300	327,595
7.430%	10/01/26		100	133,594
7.625%	11/30/28		100	138,088
7.700%	10/30/25		100	137,005
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		1,300	1,334,125
7.500%	05/15/26		425	442,531
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22		650	693,875
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		816	843,540
5.500%	05/15/26		400	411,000
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		640	648,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
5.000%	04/01/24	375	$377,343
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	830	869,425
8.625%	09/15/17	109	114,177
CBS Corp.,
Gtd. Notes
3.700%	08/15/24	34	35,592
4.600%	01/15/45	440	451,523
4.850%	07/01/42	100	104,507
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	257	267,922
5.750%	09/01/23	14	14,823
6.625%	01/31/22	205	214,737
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	1,404	1,465,424
5.375%	05/01/25	11	11,536
5.500%	05/01/26	9	9,383
5.750%	02/15/26	975	1,033,500
5.875%	04/01/24	1,240	1,322,956
5.875%	05/01/27	53	56,445
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.908%	07/23/25	1,220	1,345,727
6.484%	10/23/45	145	175,352
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	1,651	1,719,104
6.500%	11/15/22	32	32,240
7.625%	03/15/20	905	897,082
7.625%	03/15/20	15	14,400
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	225,044
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	421,000
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	190	187,471
3.400%	07/15/46	425	413,143
4.600%	08/15/45	620	716,071
6.450%	03/15/37	275	379,674
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	145	167,613
Cox Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	125	153,437
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27	545	557,263
Sr. Unsec’d. Notes
6.750%	11/15/21	245	259,087
8.625%	02/15/19	222	247,808
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	200	230,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
10.875%	10/15/25		400	$468,000
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21		159	172,908
4.950%	05/15/42		100	94,680
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18		10	10,275
5.000%	03/15/23		360	350,100
5.875%	07/15/22		530	544,697
5.875%	11/15/24		500	493,750
6.750%	06/01/21		1,879	2,029,320
7.875%	09/01/19		135	151,200
Gtd. Notes, 144A
7.750%	07/01/26		587	623,687
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		230	225,687
5.875%	07/15/26		520	523,900
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19		965	763,556
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22		104	108,940
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		268	282,740
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		350	393,580
5.950%	04/01/41		90	120,909
6.400%	04/30/40		154	215,535
Nexstar Broadcasting, Inc.,
Gtd. Notes
6.875%	11/15/20	(a)	500	519,375
Nexstar Escrow Corp.,
Gtd. Notes, 144A
5.625%	08/01/24		200	200,500
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22		1,388	1,433,110
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		695	722,800
RCN Telecom Services LLC/RCN Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/20		30	31,987
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		1,625	1,657,500
7.375%	05/01/26		625	638,869
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21		40	41,500
6.125%	10/01/22		450	474,750
Gtd. Notes, 144A
5.625%	08/01/24		1,120	1,145,200

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25	145	$149,713
5.750%	08/01/21	1,096	1,147,512
6.000%	07/15/24	905	964,956
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	212,156
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	765	822,375
Gtd. Notes, 144A
5.500%	09/15/24	250	258,125
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	442	472,789
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	350	373,592
8.250%	04/01/19	300	345,440
8.750%	02/14/19	300	345,978
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	257	349,965
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	430	481,546
4.850%	07/15/45	680	760,145
6.250%	03/29/41	19	24,476
6.500%	11/15/36	25	32,312
7.625%	04/15/31	300	425,333
7.700%	05/01/32	100	142,189
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	200	209,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25	1,000	1,012,500
5.500%	01/15/23	447	463,763
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	153	158,355
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	1,610	1,630,125
5.125%	02/15/25	300	301,875
6.750%	09/15/22	125	132,656
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	463	465,153
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	160	167,600
Viacom, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/22	360	367,214
4.250%	09/01/23	234	248,659
4.375%	03/15/43	227	208,400

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	629	$654,160
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23	454	476,700
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	857	893,214
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
3.000%	07/30/46	355	332,695
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25	200	200,000
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	390	389,513

			50,282,672

Metal Fabricate/Hardware
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	315	322,481
6.250%	08/15/24	350	371,437
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.,
Sr. Sec’d. Notes, 144A
8.625%	06/01/21	123	96,863
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	50	51,000
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	210	221,550

			1,063,331

Mining — 0.4%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	216	224,370
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	370	393,588
5.400%	04/15/21	510	545,700
5.870%	02/23/22	175	188,125
5.950%	02/01/37	64	64,352
6.150%	08/15/20	330	363,825
6.750%	07/15/18	40	43,100
6.750%	01/15/28	83	90,677
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20	42	42,525
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	225	242,437
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	04/15/21	485	486,213
4.125%	09/27/22	200	198,000
4.450%	09/27/20	390	396,825

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		196	$214,700
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17		69	69,108
2.050%	09/30/18		137	138,870
4.125%	02/24/42		365	379,082
5.000%	09/30/43		69	81,552
Coeur Mining, Inc.,
Gtd. Notes
7.875%	02/01/21		479	490,975
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		5	5,800
Freeport Minerals Corp.,
Gtd. Notes
7.125%	11/01/27		300	307,500
Freeport-McMoRan, Inc.,
Gtd. Notes
2.150%	03/01/17		242	241,093
2.300%	11/14/17		11	10,945
3.100%	03/15/20		55	52,663
3.550%	03/01/22		1,329	1,209,390
3.875%	03/15/23		432	387,685
4.000%	11/14/21	(a)	510	482,587
5.400%	11/14/34		197	163,510
5.450%	03/15/43		171	137,227
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		448	449,680
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20		30	30,083
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		230	240,350
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20		215	228,437
7.875%	11/01/22		340	362,100
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22		319	326,177
7.000%	04/15/20		180	184,950
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	317,004
Teck Resources Ltd. (Canada),
Gtd. Notes
3.000%	03/01/19		257	253,145
6.000%	08/15/40		535	493,538
Gtd. Notes, 144A
8.000%	06/01/21		185	201,188
8.500%	06/01/24		33	37,785
Sr. Unsec’d. Notes
6.125%	10/01/35		120	112,800

				10,889,661

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
4.750%	04/15/19	190	$184,775
5.500%	09/15/18	206	209,090
CTP Transportation Products LLC/CTP Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	12/15/19	115	89,987
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	54	54,134
4.000%	11/02/32	42	44,984
General Electric Co.,
Sr. Sec’d. Notes
2.100%	12/11/19	494	506,063
Sr. Unsec’d. Notes
2.700%	10/09/22	53	55,227
4.125%	10/09/42	290	317,371
4.500%	03/11/44	565	650,445
Sr. Unsec’d. Notes, GMTN
5.625%	09/15/17	1,200	1,251,253
6.000%	08/07/19	530	598,867
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	215	244,953
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	496	547,678
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	123	126,419
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.000%	09/15/23	285	280,794
2.350%	10/15/26	250	246,901
6.125%	08/17/26	180	234,087
Textron, Inc.,
Sr. Unsec’d. Notes
3.875%	03/01/25	225	236,996

			5,880,024

Multi-National
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19	620	748,663

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	201	207,533
5.500%	12/01/24	215	229,513
6.000%	08/15/22	66	70,290

			507,336

Oil & Gas — 1.5%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	350	385,999
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	160	198,079

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	155	$152,892
8.700%	03/15/19		350	398,504
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		647	651,853
5.375%	11/01/21		370	374,163
6.000%	12/01/20		467	482,616
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		427	438,162
4.750%	04/15/43		65	66,414
6.900%	09/15/18		150	163,806
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		12	9,990
5.625%	06/01/24		12	9,780
Bonanza Creek Energy, Inc.,
Gtd. Notes
5.750%	02/01/23		59	26,845
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.750%	05/10/23		765	777,782
3.245%	05/06/22		905	953,164
3.535%	11/04/24		345	366,507
3.814%	02/10/24		250	269,923
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes(i)
7.875%	04/15/22		40	20,400
California Resources Corp.,
Gtd. Notes
5.500%	09/15/21		4	2,120
Sec’d. Notes, 144A
8.000%	12/15/22		548	364,420
Callon Petroleum Co.,
Sr. Unsec’d. Notes, 144A
6.125%	10/01/24		112	115,920
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	04/15/24		360	358,269
3.900%	02/01/25		660	662,677
6.450%	06/30/33		339	383,208
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		10	10,350
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		28	26,625
4.450%	09/15/42		192	158,434
5.200%	09/15/43		184	165,225
5.700%	10/15/19		88	94,461
6.750%	11/15/39		317	342,597
Chaparral Energy, Inc.,
Gtd. Notes(i)
7.625%	11/15/22		169	113,653
8.250%	09/01/21		46	31,280
9.875%	10/01/20		195	132,600

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Chesapeake Energy Corp.,
Gtd. Notes
3.930%(c)	04/15/19		90	$84,150
4.875%	04/15/22		162	136,485
5.750%	03/15/23		27	22,950
6.625%	08/15/20		55	51,769
Sec’d. Notes, 144A
8.000%	12/15/22		428	433,885
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		235	239,255
2.419%	11/17/20		565	580,938
3.191%	06/24/23		73	77,756
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	02/15/20		61	61,153
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		385	375,375
Clayton Williams Energy, Inc.,
Gtd. Notes
7.750%	04/01/19		84	82,110
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23		285	288,352
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20		200	203,801
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		655	679,563
ConocoPhillips,
Gtd. Notes
6.650%	07/15/18		250	271,915
ConocoPhillips Co.,
Gtd. Notes
3.350%	05/15/25	(a)	300	307,560
4.950%	03/15/26	(a)	645	727,023
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		865	1,099,976
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		93	89,280
5.000%	09/15/22		488	486,780
7.125%	04/01/21		452	465,560
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		66	68,970
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		300	199,500
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		170	165,382
7.950%	04/15/32		150	183,779
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43		125	86,742

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Encana Corp. (Canada),
Sr. Unsec’d. Notes
3.900%	11/15/21		193	$193,382
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		204	209,610
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		250	260,432
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24		129	92,880
4.700%	03/15/21		43	38,571
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23		172	171,704
4.100%	02/01/21		455	490,246
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
6.375%	06/15/23		34	20,315
7.750%	09/01/22		59	35,105
9.375%	05/01/20		886	626,844
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23		620	641,970
Halcon Resources Corp.,
Sec’d. Notes, 144A
8.625%	02/01/20	(a)	46	46,230
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		285	291,599
7.875%	10/01/29		175	213,047
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		806	771,744
5.750%	10/01/25		727	723,365
7.625%	04/15/21		28	28,770
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		207	175,950
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	161,260
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		54	55,890
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		471	372,679
6.500%	03/15/21		297	242,426
7.000%	03/31/24		314	248,060
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		201	96,983
7.625%	05/01/21		124	62,620
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		235	221,456
5.000%	09/15/20		100	98,542

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		491	$492,227
5.750%	01/30/22		370	382,025
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		440	447,877
5.625%	05/01/21		59	61,462
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20		12	9,000
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		195	186,225
6.875%	03/15/22		75	71,812
6.875%	01/15/23		99	94,545
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		406	414,040
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20	(a)	51	40,673
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
6.250%	06/01/24		56	57,820
7.500%	02/15/22		264	280,500
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
7.000%	11/15/23		96	90,480
Penn VA Corp. Escrow,
Gtd. Notes^
—%	12/31/2099		175	2,187
Notes^
—%	12/31/2099		115	1,437
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	198,745
7.875%	06/15/26		130	170,568
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35		150	152,677
Phillips 66,
Gtd. Notes
2.950%	05/01/17		54	54,486
4.300%	04/01/22		43	47,267
4.875%	11/15/44		575	638,761
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		44	35,860
6.500%	12/15/21		481	435,305
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		99	97,515
5.375%	10/01/22		343	340,427
6.875%	03/01/21		375	390,937
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		197	189,120

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gtd. Notes, 144A
5.000%	03/15/23		173	$169,108
Rice Energy, Inc.,
Gtd. Notes
7.250%	05/01/23	(a)	409	437,630
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		415	434,712
Samson Investment Co.,
Gtd. Notes(i)
9.750%	02/15/20		421	16,840
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		426	341,865
SandRidge Energy, Inc.,
Sec’d. Notes, 144A(i)
8.750%	06/01/20		316	113,760
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	06/30/23		113	117,520
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25		225	237,031
3.750%	09/12/46		135	133,276
4.000%	05/10/46		445	455,237
4.375%	03/25/20		805	878,627
4.550%	08/12/43		495	545,989
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	276,543
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		441	414,540
6.500%	11/15/21		105	107,363
6.500%	01/01/23		267	269,670
6.750%	09/15/26		240	242,400
Southwestern Energy Co.,
Sr. Unsec’d. Notes
7.500%	02/01/18		41	42,947
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	200,558
1.200%	01/17/18		54	53,930
2.450%	01/17/23		155	158,010
2.650%	01/15/24		214	219,041
3.150%	01/23/22		77	81,637
4.250%	11/23/41		61	65,043
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		45	25,763
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	181,491
6.100%	06/01/18		100	107,413
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
5.500%	08/01/20		156	158,535
6.250%	04/15/21		100	103,000
6.375%	04/01/23		410	421,275

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Tesoro Corp.,
Gtd. Notes
5.125%	04/01/24		50	$51,500
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	197,993
8.125%	02/15/30		150	205,105
Total Capital Canada Ltd. (France),
Gtd. Notes
2.750%	07/15/23		273	282,372
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		94	94,268
2.700%	01/25/23		776	799,114
3.700%	01/15/24		120	131,584
3.750%	04/10/24		111	122,401
Transocean, Inc.,
Gtd. Notes
5.050%	10/15/22		55	43,106
6.800%	03/15/38		210	137,550
Gtd. Notes, 144A
9.000%	07/15/23		660	639,375
Ultra Petroleum Corp.,
Sr. Unsec’d. Notes, 144A(i)
6.125%	10/01/24		70	55,300
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		76	64,125
Western Refining Logistics LP/WNRL Finance Corp.,
Gtd. Notes
7.500%	02/15/23		123	126,075
Western Refining, Inc.,
Gtd. Notes
6.250%	04/01/21		102	100,725
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		733	709,178
5.750%	03/15/21		110	102,850
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24		273	257,303
6.000%	01/15/22	(a)	507	506,049
7.500%	08/01/20		10	10,575

				39,801,687

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		40	37,100
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		214	220,890
8.750%	02/15/21		130	162,591
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096		90	116,617
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	43,815

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		702	$763,758
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		155	167,714
Gtd. Notes, 144A
3.300%	09/14/21		105	111,261
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
7.875%	01/15/19		650	604,500
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38		178	130,830
7.750%	06/15/21	(a)	310	306,900
8.250%	06/15/23		13	12,837

				2,678,813

Packaging & Containers — 0.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
7.125%	09/15/23		200	199,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	06/30/21		200	205,500
Sr. Sec’d. Notes, 144A
3.850%(c)	12/15/19		200	202,760
Ball Corp.,
Gtd. Notes
5.250%	07/01/25		615	662,662
Berry Plastics Corp.,
Sec’d. Notes
5.125%	07/15/23		820	832,300
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16		65	64,844
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes, 144A
4.250%	09/30/26		180	180,225
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		194	207,095
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25		360	374,400
Pactiv LLC,
Sr. Unsec’d. Notes
8.375%	04/15/27		64	71,040
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
9.875%	08/15/19		100	103,000
Gtd. Notes, 144A
7.000%	07/15/24		215	230,587
Sr. Sec’d. Notes
5.750%	10/15/20		645	665,156
6.875%	02/15/21		181	187,787
Sr. Sec’d. Notes, 144A
4.127%(c)	07/15/21		345	350,175

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		1,056	$1,115,401
6.500%	12/01/20		70	80,063

				5,731,995

Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.750%	11/06/17		274	274,900
2.900%	11/06/22		790	810,060
3.200%	11/06/22		100	104,109
3.600%	05/14/25		890	930,284
4.450%	05/14/46		335	349,871
4.500%	05/14/35		250	266,429
Actavis Funding SCS,
Gtd. Notes
2.350%	03/12/18		622	628,413
3.000%	03/12/20		1,140	1,177,067
3.450%	03/15/22		555	582,660
3.800%	03/15/25		120	127,002
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17	(a)	1,015	1,018,502
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
3.375%	11/16/25		785	838,356
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25		405	432,242
Capsugel SA,
Sr. Unsec’d. Notes, PIK, 144A
7.000%	05/15/19		40	40,100
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22		370	341,325
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		30	26,550
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		836	760,760
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		380	382,158
4.800%	07/15/46		205	212,948
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		560	621,861
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23		500	511,659
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		540	582,144
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	02/10/22		985	1,013,477

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Mylan NV,
Gtd. Notes, 144A
3.950%	06/15/26		675	$680,087
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		480	486,799
Gtd. Notes, 144A
3.125%	01/15/23		380	376,738
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21		490	500,937
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		180	186,256
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24		690	700,135
Quintiles Transnational Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		361	370,928
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21		151	160,376
Teva Pharmaceutical Finance IV LLC (Israel),
Gtd. Notes
2.250%	03/18/20		435	439,144
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		240	239,095
2.800%	07/21/23		555	556,424
4.100%	10/01/46		50	49,763
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		1,341	1,257,188
7.000%	10/01/20		100	97,000
7.250%	07/15/22		1,272	1,179,780
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	(a)	120	111,000
5.500%	03/01/23		6	5,130
5.875%	05/15/23	(a)	1,798	1,550,775
6.125%	04/15/25		112	96,460
6.750%	08/15/18		15	15,075
7.500%	07/15/21		658	637,010
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18		52	52,164

				21,781,141

Pipelines — 1.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	(a)	143	139,782
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24		50	52,305
5.950%	06/01/26		427	472,078

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		175	$176,750
4.150%	07/01/23		34	34,634
4.350%	10/15/24		40	40,595
4.875%	02/01/21		150	161,601
5.850%	11/15/43		50	51,326
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24		355	383,400
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.000%	12/15/20		45	45,337
6.250%	04/01/23		300	303,750
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		165	157,575
4.950%	04/01/22		71	72,331
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	(a)	620	643,250
7.500%	10/15/20		50	54,875
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		857	843,417
5.150%	02/01/43		280	257,960
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		235	224,964
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		250	255,813
3.750%	02/15/25		1,160	1,202,158
3.900%	02/15/24		1,235	1,291,732
3.950%	02/15/27		240	251,488
4.900%	05/15/46		215	225,968
5.200%	09/01/20		595	664,366
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		410	401,800
5.750%	02/15/21		15	15,000
6.750%	08/01/22		25	25,759
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		250	242,229
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
6.500%	03/01/20		350	360,937
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44		340	340,852
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		23	24,120
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		125	127,733
7.000%	06/15/17		81	83,823

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	$322,945
4.250%	09/15/46		25	24,924
5.000%	03/01/26		340	387,346
5.150%	10/15/43		72	79,488
6.400%	07/15/18		320	345,145
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		146	137,240
MPLX LP,
Gtd. Notes
4.875%	06/01/25		315	325,484
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
9.625%	06/01/19		550	578,187
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		115	115,287
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	(a)	1,402	1,508,169
6.650%	10/01/36		150	166,201
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		234	225,517
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		715	692,802
5.750%	01/15/20		730	799,451
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19		296	310,800
Rose Rock Midstream LP/Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		36	33,120
5.625%	11/15/23		384	349,440
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		250	264,063
5.625%	04/15/23		225	240,187
5.625%	03/01/25		41	44,075
5.750%	05/15/24		116	124,845
Sr. Sec’d. Notes, 144A
5.875%	06/30/26		1,640	1,782,475
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20		540	583,326
6.200%	04/15/18		380	401,939
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,832
5.950%	09/25/43		38	44,932
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		250	238,125
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		405	420,691

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.350%	05/15/45	380	$388,235
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	225	226,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	51	49,279
6.375%	08/01/22	365	377,775
6.875%	02/01/21	50	51,625
Gtd. Notes, 144A
5.125%	02/01/25	305	305,381
5.375%	02/01/27	105	105,656
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.500%	10/15/19	200	213,000
5.875%	10/01/20	325	334,750
6.125%	10/15/21	250	261,250
6.375%	05/01/24	495	530,888
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	185	184,419
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21	748	775,106
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	70	70,208
3.750%	10/16/23	80	85,424
6.200%	10/15/37	150	191,408
7.125%	01/15/19	250	278,368
Transcanada Trust (Canada),
Gtd. Notes
5.625%(c)	05/20/75	86	87,075
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	235	231,821
4.650%	07/01/26	405	419,133
5.375%	06/01/21	323	351,674
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.875%	09/01/21	40	46,300
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	865	875,161

			26,663,368

Real Estate
Prologis LP,
Gtd. Notes
3.750%	11/01/25	325	349,655
4.250%	08/15/23	340	375,910

			725,565

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
3.125%	01/15/27	160	159,256
3.450%	09/15/21	1,040	1,094,555
3.500%	01/31/23	110	114,737

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.400%	02/15/26		220	$240,961
4.700%	03/15/22		310	344,565
5.900%	11/01/21		100	116,644
American Tower Trust I,
Pass-Through Certificates, 144A
1.551%	03/15/43		233	232,484
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23		260	263,298
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24		200	213,805
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22		455	476,952
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		305	320,094
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		316	327,850
Corrections Corp. of America,
Gtd. Notes
4.625%	05/01/23	(a)	575	504,563
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21		210	209,830
3.400%	02/15/21		215	225,007
3.700%	06/15/26		346	361,016
4.875%	04/15/22		200	223,100
5.250%	01/15/23		240	271,761
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,095	1,135,513
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		385	410,836
4.375%	06/15/22		126	137,823
Sr. Unsec’d. Notes
3.250%	06/30/26		445	454,903
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		313	327,476
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		72	74,610
5.375%	01/01/22		13	13,747
5.375%	04/01/23		855	896,681
5.750%	01/01/25		35	37,187
5.875%	01/15/26		215	231,125
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20		240	266,462
6.650%	01/15/18		250	258,620
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		220	225,515
4.625%	12/15/21		22	24,699

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		487	$486,391
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		250	212,500
5.875%	01/15/22	(a)	250	225,000
5.875%	10/15/24		150	129,000
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		79	80,865
4.000%	12/01/22		830	877,127
4.250%	11/15/23		503	528,133
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	(a)	630	647,326
6.000%	08/15/23		19	20,283
Gtd. Notes, 144A
6.000%	10/01/20		10	10,550
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23		865	889,242
3.200%	05/01/21		40	41,768
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		375	386,360
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24		20	21,694
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		38	39,140
5.000%	04/15/23		342	347,130
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21		54	59,492
6.750%	02/01/40		100	143,666
UDR, Inc.,
Gtd. Notes, MTN
2.950%	09/01/26		510	506,219
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22		370	403,081
VEREIT Operating Partnership LP,
Gtd. Notes
4.125%	06/01/21		14	14,455
Welltower, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23		290	304,542
4.250%	04/01/26		220	237,519
4.500%	01/15/24		293	319,941

				17,127,099

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22		587	614,883

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Sr. Sec’d. Notes, 144A
4.625%	01/15/22		182	$189,280
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		545	576,337
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
4.915%	08/01/34		150	151,800
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23		185	192,030
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20		47	24,440
9.000%	03/15/19		1,423	775,535
CST Brands, Inc.,
Gtd. Notes
5.000%	05/01/23		40	42,050
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22		135	138,997
2.875%	06/01/26		575	583,520
3.875%	07/20/25		421	458,308
4.000%	12/05/23		557	613,505
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		212	258,371
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		700	753,375
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23		115	101,200
Sr. Unsec’d. Notes
6.500%	05/01/21		69	63,135
6.750%	01/15/22		6	5,340
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	(a)	235	250,647
Guitar Center, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	04/15/19		304	267,520
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56		140	136,813
4.250%	04/01/46		305	352,212
J.C. Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		4	4,360
Sr. Sec’d. Notes, 144A
5.875%	07/01/23		515	536,244
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		240	239,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24		150	156,750
5.250%	06/01/26		150	158,625

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Kohl’s Corp.,
Sr. Unsec’d. Notes
5.550%	07/17/45		50	$49,025
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23		825	920,906
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		417	437,371
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		163	165,852
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		130	151,525
5.125%	11/15/41		49	60,392
5.500%	10/15/35		100	126,343
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		74	72,325
4.300%	02/15/43		295	250,059
5.125%	01/15/42		21	19,770
6.700%	07/15/34		130	143,100
7.450%	07/15/17		400	418,613
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20		100	103,766
3.700%	02/15/42		345	341,927
4.700%	12/09/35		200	226,511
4.875%	12/09/45		260	301,748
Michaels Stores, Inc.,
Gtd. Notes, 144A
5.875%	12/15/20		300	311,250
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	(a)	380	317,300
Gtd. Notes, PIK, 144A
8.750%	10/15/21	(a)	290	227,650
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		23	22,540
7.750%	06/15/26		11	11,000
8.000%	05/01/31		593	591,518
8.700%	05/01/30		30	30,450
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	(a)	325	346,532
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		341	340,148
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	1,033	1,082,067
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20		150	158,250
Gtd. Notes, 144A
6.125%	04/01/23		945	1,019,816

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23		545	$574,975
Serta Simmons Bedding LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20		1,329	1,388,805
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42		150	155,855
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.600%	06/01/21		325	332,595
3.100%	06/01/23		162	167,094
3.800%	11/18/24		675	724,567
4.500%	11/18/34		150	159,407
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43		300	334,576
4.300%	04/22/44		85	99,850
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.750%	11/01/21		372	377,580
3.875%	11/01/20		370	380,408

				20,588,143

Savings & Loans
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.450%	07/27/21		765	774,290

Semiconductors — 0.3%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		376	369,420
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	(a)	625	645,313
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22		230	238,050
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	07/29/22		80	85,447
3.300%	10/01/21		83	89,414
4.100%	05/19/46		195	208,709
4.800%	10/01/41		150	176,695
4.900%	07/29/45		190	226,634
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	09/15/23		322	357,658
Sr. Unsec’d. Notes
5.500%	02/01/25		30	29,400
5.875%	02/15/22		24	24,480
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		134	132,325
5.250%	01/15/24		1,042	1,000,320
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23		218	248,520

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	440	$457,596
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	214,250
5.750%	02/15/21	300	312,000
5.750%	03/15/23	1,000	1,072,500
Qorvo, Inc.,
Gtd. Notes
6.750%	12/01/23	190	204,963
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.800%	05/20/45	165	180,132
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	423	439,920
5.000%	10/01/25	46	47,035
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	615	665,737

			7,426,518

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	12/15/21	210	220,500

Software — 0.5%
Camelot Finance SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	348	358,875
Change Healthcare Holdings, Inc.,
Gtd. Notes
11.000%	12/31/19	210	221,025
Gtd. Notes, 144A
6.000%	02/15/21	455	480,025
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	1,210	1,279,575
Sec’d. Notes, 144A
5.750%	01/15/24	1,410	1,448,775
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	568	576,520
5.375%	08/15/23	86	88,580
6.750%	11/01/20	80	82,800
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	270	261,900
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,102	1,115,775
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	234	218,790
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sec’d. Notes
9.250%	01/15/18	65	65,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	390	$390,330
3.625%	12/15/23	145	159,204
3.700%	08/08/46	620	627,555
3.750%	02/12/45	730	740,903
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24	254	268,897
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	240	246,000
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23	305	311,100
Oracle Corp.,
Sr. Unsec’d. Notes
1.900%	09/15/21	560	561,421
2.400%	09/15/23	1,165	1,174,343
3.900%	05/15/35	250	258,460
4.000%	07/15/46	180	185,996
4.125%	05/15/45	830	869,331
6.125%	07/08/39	125	167,569
6.500%	04/15/38	200	276,773
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	265	275,600
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	250	253,750
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	480	535,200

			13,500,885

Telecommunications — 2.0%
Alcatel-Lucent USA, Inc. (France),
Sr. Unsec’d. Notes
6.450%	03/15/29	631	698,044
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	170	186,821
Sr. Unsec’d. Notes
3.125%	07/16/22	400	409,538
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	105	107,951
3.400%	05/15/25	685	703,774
3.600%	02/17/23	660	695,702
3.800%	03/15/22	761	815,099
3.875%	08/15/21	95	102,547
4.125%	02/17/26	265	286,359
4.300%	12/15/42	1,923	1,896,741
4.350%	06/15/45	188	185,190
4.450%	04/01/24	150	164,873
5.150%	03/15/42	491	532,759
5.350%	09/01/40	273	305,802
6.000%	08/15/40	200	239,609
Sr. Unsec’d. Notes, 144A
4.500%	03/09/48	220	221,152

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21		50	$11,000
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	730	538,375
9.000%	04/01/19		180	134,550
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34		400	478,229
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.375%	12/15/30		100	161,886
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		10	10,575
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22		325	333,125
6.750%	12/01/23		115	119,600
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		240	246,000
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21		740	744,441
5.500%	01/15/40		200	259,067
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		875	932,968
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		22	22,770
5.500%	06/15/24		587	616,350
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22		101	97,970
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30		300	466,319
Gtd. Notes, 144A
2.485%	09/19/23		375	375,574
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		3,714	3,758,494
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21		225	216,281
7.125%	03/15/19		200	214,500
8.250%	04/15/17		24	24,948
8.500%	04/15/20		759	820,669
8.750%	04/15/22		123	125,460
9.250%	07/01/21		983	1,059,182
10.500%	09/15/22		400	424,000
11.000%	09/15/25		1,010	1,054,188
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		151	155,115

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Goodman Networks, Inc.,
Sr. Sec’d. Notes(g)
12.125%	07/01/18		208	$100,880
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes, 144A
5.250%	08/01/26		437	431,537
Sr. Unsec’d. Notes, 144A
6.625%	08/01/26		188	181,420
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.500%	10/01/24		200	200,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		548	379,490
7.250%	04/01/19		434	349,098
7.250%	10/15/20		806	624,650
7.500%	04/01/21		115	86,825
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	(a)	424	425,060
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
7.750%	06/01/21		60	20,100
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22		538	562,210
Level 3 Financing, Inc.,
Gtd. Notes
4.407%(c)	01/15/18		55	55,206
5.125%	05/01/23		543	559,290
5.375%	01/15/24		146	152,114
5.375%	05/01/25		565	589,013
5.625%	02/01/23		436	452,895
6.125%	01/15/21		10	10,375
Nippon Telegraph & Telephone Corp. (Japan),
Sr. Sec’d. Notes
1.400%	07/18/17		124	124,233
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		221	239,785
Orange SA (France),
Sr. Unsec’d. Notes
9.000%	03/01/31		230	366,964
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23		425	437,750
Qwest Capital Funding, Inc.,
Gtd. Notes
6.875%	07/15/28		72	68,040
7.750%	02/15/31		58	56,260
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		25	27,358
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23		213	236,231
5.450%	10/01/43		118	145,005
8.750%	05/01/32		185	271,376

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	100	$101,999
SoftBank Group Corp. (Japan),
Gtd. Notes, 144A
4.500%	04/15/20	600	622,500
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	547	513,496
6.900%	05/01/19	868	895,125
8.750%	03/15/32	861	878,220
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20	1,084	1,162,590
9.000%	11/15/18	508	560,705
Sr. Unsec’d. Notes
7.000%	08/15/20	110	110,550
11.500%	11/15/21	72	82,260
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	2,481	2,418,975
7.250%	09/15/21	105	105,394
7.625%	02/15/25	691	684,090
7.875%	09/15/23	1,403	1,411,769
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	206	210,862
5.134%	04/27/20	388	427,709
5.462%	02/16/21	45	51,100
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24	219	234,330
6.250%	04/01/21	57	59,814
6.375%	03/01/25	520	565,500
6.500%	01/15/24	10	10,818
6.625%	04/01/23	138	148,177
6.633%	04/28/21	555	584,137
6.731%	04/28/22	298	312,900
6.836%	04/28/23	2,836	3,055,791
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33	200	201,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	521	535,802
2.625%	08/15/26	86	84,406
3.500%	11/01/24	145	154,668
3.850%	11/01/42	1,282	1,220,229
4.125%	08/15/46	175	175,048
4.272%	01/15/36	650	677,238
4.400%	11/01/34	73	77,244
4.500%	09/15/20	763	837,292
4.522%	09/15/48	115	121,593
4.672%	03/15/55	106	111,505
4.862%	08/21/46	1,619	1,813,382
5.012%	08/21/54	68	75,088
5.050%	03/15/34	220	247,274
5.150%	09/15/23	675	786,326
5.850%	09/15/35	50	61,676

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.500%	02/19/18		101	$100,932
1.625%	03/20/17		99	99,138
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		513	502,740
Sr. Sec’d. Notes, 144A
4.750%	07/15/21		174	179,220
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		300	313,500
Windstream Services LLC,
Gtd. Notes
7.500%	06/01/22		407	390,720
7.500%	04/01/23	(a)	558	532,890
7.750%	10/01/21		325	324,187

				52,939,171

Transportation — 0.3%
Air Medical Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		215	208,013
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
10.000%	12/10/19		200	91,000
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46		335	358,115
4.100%	06/01/21		725	800,285
4.375%	09/01/42		88	98,710
4.450%	03/15/43		140	158,864
5.400%	06/01/41		115	147,003
5.750%	03/15/18		200	213,141
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22		200	220,215
6.125%	09/15/15		32	39,498
7.125%	10/15/31		150	207,398
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21		65	71,656
6.000%	10/01/36		100	128,882
7.375%	02/01/19		100	113,189
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		120	124,192
4.100%	02/01/45		285	295,540
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes
9.250%	06/01/20		142	96,560
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		425	444,302
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	11/15/21		12	8,820

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23			342	$354,187
3.850%	01/15/24			292	319,188
5.590%	05/17/25			74	89,072
6.000%	05/23/2111			184	225,524
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17			56	56,211
2.500%	03/01/18			55	55,711
3.500%	06/01/17			516	523,740
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes(g)(i)
8.875%	06/15/21			174	34,800
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.821%	02/01/44			246	296,836
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23			105	107,625
6.500%	06/15/22	(a)		670	698,475

					6,586,752

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22			775	805,940

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24			300	330,793
4.300%	12/01/42			46	52,450

					383,243

TOTAL CORPORATE BONDS (cost $624,628,174)					640,069,387

FOREIGN GOVERNMENT BONDS — 0.8%
France Government Bond OAT (France),
Bonds
3.250%	05/25/45		EUR	2,300	4,047,033
4.750%	04/25/35		EUR	5,140	9,931,132
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
4.750%	09/01/44		EUR	1,200	2,076,420
Sr. Unsec’d. Notes, 144A
3.500%	03/01/30		EUR	2,000	2,800,382
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23			600	641,100
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			302	312,948
Parpublica - Participacoes Publicas SGPS SA (Portugal),
Sr. Unsec’d. Notes, EMTN
5.250%	09/28/17		EUR	550	646,884
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26			120	158,838

TOTAL FOREIGN GOVERNMENT BONDS
(cost $19,473,989)					20,614,737

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	175	$241,101
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	274,347

			515,448

New York
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	202,875
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	306,184
5.647%	11/01/40	220	290,675
5.647%	11/01/40	60	79,384

			879,118

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	225,815

TOTAL MUNICIPAL BONDS (cost $1,307,376)			1,620,381

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
3.283%(c)	09/25/35	94	82,780
Alternative Loan Trust,
Series 2006-J2, Class A1
1.025%(c)	04/25/36	96	60,014
Series 2005-J6, Class 2A1
5.500%	07/25/25	21	20,269
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1
0.714%(c)	09/25/46	444	333,028
Banc of America Alternative Loan Trust,
Series 2003-11, Class 2A1
6.000%	01/25/34	168	171,800
Series 2004-1, Class 1A1
6.000%	02/25/34	123	130,303
Series 2004-6, Class 4A1
5.000%	07/25/19	115	116,395
Series 2004-7, Class 3A1
6.000%	08/25/34	187	191,312
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	252	252,197
Series 2005-7, Class 30PO, PO
10.228%(s)	11/25/35	43	33,116
Series 2006-1, Class 2A1
5.500%	01/25/36	22	20,739
Series 2006-D, Class 5A2
3.143%(c)	05/20/36	26	23,237

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-R7, Class 1A1
0.674%(c)	05/26/36	147	$136,583
Series 2014-R7, Class 2A1
0.664%(c)	09/26/36	76	71,405
Banc of America Mortgage Trust,
Series 2004-5, Class 3A3
5.000%	06/25/19	73	73,343
Series 2004-C, Class 2A1
3.198%(c)	04/25/34	190	188,714
Series 2004-D, Class 2A1
3.260%(c)	05/25/34	5	4,533
Series 2004-D, Class 2A2
3.260%(c)	05/25/34	37	36,267
Series 2007-3, Class 1A1
6.000%	09/25/37	159	143,406
BCAP LLC Trust,
Series 2013-RR12, Class 2A7, 144A
0.331%(c)	05/26/37	33	33,291
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.918%(c)	07/25/33	121	121,022
Series 2005-12, Class 22A1
2.801%(c)	02/25/36	121	111,959
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.250%	10/25/34	170	168,676
CHL Mortgage Pass-Through Trust,
Series 2007-5, Class A6
0.874%(c)	05/25/37	40	29,400
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	393	400,273
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	35	34,964
Series 2008-AR4, Class 1A1A, 144A
2.993%(c)	11/25/38	164	163,607
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	19	18,952
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	20	20,542
Series 2014-10, Class 1A1, 144A
0.659%(c)	11/25/36	78	70,127
Series 2014-10, Class 3A1, 144A
0.724%(c)	07/25/36	97	89,613
Series 2014-10, Class 4A1, 144A
0.694%(c)	02/25/37	121	110,207
Series 2014-10, Class 5A1, 144A
0.674%(c)	06/25/36	70	64,438
Series 2014-11, Class 4A1, 144A
0.624%(c)	07/25/36	82	73,398
Series 2014-12, Class 1A4, 144A
0.649%(c)	08/25/36	307	282,126
Series 2014-12, Class 2A4, 144A
4.259%(c)	02/25/37	74	71,744
Series 2014-C, Class A, 144A
3.250%(c)	02/25/54	144	138,173

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33		97	$96,630
Series 2005-2, Class 2A11
5.500%	05/25/35		178	182,202
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34		313	314,035
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR5, Class 7A2
2.811%(c)	06/25/34		86	83,154
Series 2005-5, Class 1A1
5.000%	07/25/20		98	97,866
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
2.603%(c)	07/27/36		56	54,969
Series 2014-10R, Class 4A1, 144A
0.658%(c)	12/27/36		58	55,782
Series 2014-11R, Class 8A1, 144A
0.828%(c)	04/27/37		43	41,320
Series 2014-11R, Class 9A1, 144A
0.664%(c)	10/27/36		166	157,822
Series 2015-3R, Class 5A1, 144A
0.638%(c)	09/29/36		172	165,394
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1
1.024%(c)	02/25/35		37	34,538
Series 2005-1, Class 2A1
5.804%(c)	02/25/20		19	19,308
Deutsche Mortgage Securities, Inc.,
Series 2007-WM1, Class A1, 144A
4.078%(c)	06/27/37		1	1,345
Fannie Mae Connecticut Avenue Securities,
Series 2015-C04, Class 1M2
6.224%(c)	04/25/28	(x)	196	213,238
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41		696	818,220
Series 2002-T1, Class A2
7.000%	11/25/31		477	578,266
Series 2002-T4, Class A2
7.000%	12/25/41		541	629,808
Series 2004-T1, Class 1A1
6.000%	01/25/44		466	541,112
Fannie Mae Interest Strip,
Series 293, Class 1, PO
4.230%(s)	12/25/24		187	166,877
Series 369, Class 12, IO
5.500%(c)	05/25/36		668	105,564
Series 383, Class 60, IO
6.500%	10/25/37		163	32,152
Series 416, Class A300
3.000%	11/25/42		2,051	2,131,365
Series 417, Class C11, IO
2.500%	02/25/28		5,048	413,294
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23		219	241,995

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 1993-136, Class ZB
6.792%(c)	07/25/23	156	$170,618
Series 1993-141, Class Z
7.000%	08/25/23	154	169,930
Series 1993-147, Class Z
7.000%	08/25/23	123	136,897
Series 1994-29, Class Z
6.500%	02/25/24	236	264,167
Series 1996-4, Class SA, IO
7.975%(c)	02/25/24	61	11,433
Series 1997-33, Class PA
8.500%	06/18/27	329	377,800
Series 1997-57, Class PN
5.000%	09/18/27	203	222,062
Series 2001-16, Class Z
6.000%	05/25/31	256	294,805
Series 2001-81, Class HE
6.500%	01/25/32	382	442,371
Series 2002-14, Class A1
7.000%	01/25/42	942	1,111,283
Series 2002-26, Class A2
7.500%	01/25/48	470	576,637
Series 2002-82, Class PE
6.000%	12/25/32	398	446,823
Series 2002-86, Class PG
6.000%	12/25/32	814	940,522
Series 2002-90, Class A2
6.500%	11/25/42	220	248,823
Series 2003-18, Class A1
6.500%	12/25/42	354	420,066
Series 2003-21, Class OU
5.500%	03/25/33	118	134,231
Series 2003-24, Class MZ
5.500%	04/25/33	447	494,102
Series 2003-48, Class GH
5.500%	06/25/33	2,014	2,302,259
Series 2003-64, Class KF
1.023%(c)	07/25/18	59	58,952
Series 2003-81, Class FC
0.924%(c)	08/25/17	5	5,470
Series 2004-36, Class SA
18.083%(c)	05/25/34	102	155,063
Series 2004-45, Class ZL
6.000%	10/25/32	345	386,067
Series 2004-60, Class PA
5.500%	04/25/34	91	95,153
Series 2004-68, Class LC
5.000%	09/25/29	344	384,508
Series 2004-101, Class HD
5.000%	01/25/20	142	144,937
Series 2005-22, Class DA
5.500%	12/25/34	112	120,426
Series 2005-30, Class UG
5.000%	04/25/35	577	640,398
Series 2005-57, Class NK
19.902%(c)	07/25/35	79	120,957
Series 2005-84, Class XM
5.750%	10/25/35	131	142,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-87, Class QZ
5.000%	10/25/35	289	$307,654
Series 2005-97, Class PO, PO
0.730%(s)	11/25/35	690	685,082
Series 2005-102, Class PG
5.000%	11/25/35	1,127	1,253,321
Series 2005-110, Class GL
5.500%	12/25/35	562	661,480
Series 2006-2, Class LY
8.000%(c)	12/25/35	29	33,688
Series 2006-9, Class KZ
6.000%	03/25/36	540	617,334
Series 2006-20, Class IB, IO
6.065%(c)	04/25/36	447	72,286
Series 2006-23, Class NS
9.000%(c)	04/25/36	44	52,824
Series 2006-48, Class ND
6.250%	03/25/36	118	121,424
Series 2006-60, Class CO, PO
2.810%(s)	06/25/35	107	103,944
Series 2006-72, Class XI, IO
5.975%(c)	08/25/36	13	2,359
Series 2006-77, Class PC
6.500%	08/25/36	290	335,592
Series 2007-46, Class PA
6.000%	04/25/37	113	121,426
Series 2007-58, Class SV, IO
6.225%(c)	06/25/37	428	68,657
Series 2007-79, Class PE
5.000%	08/25/37	1,566	1,677,492
Series 2007-102, Class SA, IO
5.875%(c)	11/25/37	967	165,568
Series 2008-91, Class SI, IO
5.475%(c)	03/25/38	719	90,916
Series 2008-95, Class AI, IO
5.000%	12/25/23	62	1,131
Series 2009-15, Class SA, IO
5.675%(c)	03/25/24	252	16,850
Series 2009-62, Class WA
5.565%(c)	08/25/39	917	1,037,671
Series 2009-112, Class ST, IO
5.725%(c)	01/25/40	910	137,430
Series 2009-112, Class SW, IO
5.725%(c)	01/25/40	598	94,577
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,487,100
Series 2010-19, Class MV
5.000%	02/25/21	623	654,908
Series 2010-35, Class SB, IO
5.895%(c)	04/25/40	339	45,890
Series 2010-43, Class CI, IO
4.500%	02/25/25	177	5,889
Series 2010-49, Class SC
11.611%(c)	03/25/40	184	236,571
Series 2010-64, Class DM
5.000%	06/25/40	275	305,615
Series 2011-18, Class UA
4.000%	08/25/38	43	42,766

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-22, Class MA
6.500%	04/25/38	346	$379,758
Series 2011-39, Class ZA
6.000%	11/25/32	447	513,820
Series 2011-52, Class GB
5.000%	06/25/41	645	715,012
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,816,408
Series 2011-70, Class CL
3.000%	08/25/26	3	3,493
Series 2012-73, Class LS, IO
5.525%(c)	06/25/39	725	86,386
Series 2012-74, Class AS, IO
5.525%(c)	03/25/39	474	53,622
Series 2012-84, Class QS, IO
6.125%(c)	09/25/31	120	19,973
Series 2012-84, Class SQ, IO
6.125%(c)	08/25/32	78	16,315
Series 2012-87, Class NS, IO
5.525%(c)	02/25/39	324	42,383
Series 2012-94, Class KS, IO
6.125%(c)	05/25/38	250	42,071
Series 2012-94, Class SL, IO
6.175%(c)	05/25/38	219	37,180
Series 2012-98, Class SA, IO
5.525%(c)	05/25/39	320	44,672
Series 2012-104, Class QS, IO
5.575%(c)	03/25/39	101	14,622
Series 2012-107, Class QS, IO
5.575%(c)	10/25/40	94	15,769
Series 2012-110, Class MS, IO
5.475%(c)	10/25/42	105	21,632
Series 2012-110, Class SB, IO
6.175%(c)	10/25/32	162	34,613
Series 2012-111, Class KS, IO
5.625%(c)	01/25/40	46	6,006
Series 2012-114, Class DS, IO
5.575%(c)	08/25/39	261	34,049
Series 2012-120, Class ES, IO
5.675%(c)	11/25/39	227	38,744
Series 2012-120, Class SE, IO
5.675%(c)	02/25/39	349	53,965
Series 2012-124, Class DS, IO
5.625%(c)	04/25/40	234	35,719
Series 2012-124, Class LS, IO
5.675%(c)	07/25/40	275	43,924
Series 2012-137, Class CS, IO
5.675%(c)	08/25/41	308	57,050
Series 2013-4, Class AJ
3.500%	02/25/43	1,097	1,155,455
Series 2013-4, Class PC
2.000%	06/25/42	1,372	1,389,507
Series 2013-9, Class SG, IO
5.675%(c)	03/25/39	446	76,741
Series 2013-83, Class CA
3.500%	10/25/37	1,108	1,155,863
Series 2013-96, Class YA
3.500%	09/25/38	1,696	1,791,050

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-131, Class S, IO
5.525%(c)	01/25/34	99	$20,728
Series 2016-38, Class NA
3.000%	01/25/46	3,369	3,554,898
Series G93-17, Class S, IO
8.475%(c)	04/25/23	212	38,072
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	328	363,184
Series 2001-W3, Class A
6.627%(c)	09/25/41	363	409,141
Series 2002-W6, Class 2A1
6.210%(c)	06/25/42	244	288,844
Series 2003-W2, Class 2A9
5.900%	07/25/42	165	190,037
Series 2003-W3, Class 2A5
5.356%	06/25/42	373	428,402
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,276	1,449,326
Series 2003-W6, Class 3A
6.500%	09/25/42	304	358,790
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,260	1,353,820
Series 2003-W12, Class 2A7
4.680%	06/25/43	363	392,294
Series 2004-W2, Class 2A2
7.000%	02/25/44	263	307,650
Series 2004-W2, Class 5A
7.500%	03/25/44	300	346,458
Series 2004-W6, Class 3A4
6.500%	07/25/34	317	325,215
Series 2004-W8, Class 2A
6.500%	06/25/44	311	355,611
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,603	1,907,940
Series 2004-W12, Class 1A2
6.500%	07/25/44	924	1,131,504
Series 2005-W1, Class 1A2
6.500%	10/25/44	301	355,853
Series 2005-W4, Class 1A1
6.000%	08/25/45	190	218,202
Series 2007-W7, Class 2A2, IO
6.005%(c)	07/25/37	30	5,521
Series 2007-W10, Class 2A
6.348%(c)	08/25/47	296	336,990
Series 2009-W1, Class A
6.000%	12/25/49	569	653,089
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	685	827,243
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	298	332,139
First Horizon Mortgage Pass-Through Trust,
Series 2003-AR3, Class 3A1
2.988%(c)	09/25/33	371	375,624

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 1049, Class S
37.239%(c)	02/15/21	8	$10,940
Series 1621, Class J
6.400%	11/15/23	93	101,221
Series 1630, Class PK
6.000%	11/15/23	211	230,621
Series 1675, Class KZ
6.500%	02/15/24	205	235,032
Series 1680, Class PK
6.500%	02/15/24	234	268,531
Series 1695, Class EB
7.000%	03/15/24	278	310,225
Series 1980, Class Z
7.000%	07/15/27	367	417,188
Series 2353, Class KZ
6.500%	09/15/31	385	460,120
Series 2378, Class PE
5.500%	11/15/16	2	1,621
Series 2535, Class AW
5.500%	12/15/32	160	179,822
Series 2557, Class HL
5.300%	01/15/33	1,015	1,131,291
Series 2595, Class DC
5.000%	04/15/23	630	682,662
Series 2595, Class GC
5.500%	04/15/23	212	233,987
Series 2611, Class TM
10.000%(c)	05/15/33	46	57,136
Series 2626, Class JC
5.000%	06/15/23	1,260	1,352,674
Series 2628, Class AB
4.500%	06/15/18	40	41,199
Series 2630, Class FL
1.024%(c)	06/15/18	39	39,549
Series 2643, Class SA
42.092%(c)	03/15/32	32	60,541
Series 2764, Class UG
5.000%	03/15/34	1,360	1,576,120
Series 2862, Class GB
5.000%	09/15/24	215	232,290
Series 2864, Class NB
5.500%	07/15/33	320	331,135
Series 2885, Class LZ
6.000%	11/15/34	1,259	1,533,845
Series 2893, Class PE
5.000%	11/15/34	543	604,421
Series 2922, Class SU
13.251%(c)	02/15/35	82	106,567
Series 2980, Class QA
6.000%	05/15/35	527	613,670
Series 2990, Class SR, IO
6.126%(c)	03/15/35	880	125,431
Series 3005, Class ED
5.000%	07/15/25	458	501,229
Series 3017, Class OC, PO
0.840%(s)	08/15/25	171	167,901
Series 3126, Class AO, PO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.070%(s)	03/15/36	126	$115,878
Series 3171, Class OJ, PO
1.208%(s)	06/15/36	14	12,886
Series 3187, Class Z
5.000%	07/15/36	816	908,849
Series 3201, Class IN, IO
5.726%(c)	08/15/36	551	77,974
Series 3218, Class HS, IO
6.676%(c)	09/15/26	549	82,828
Series 3237, Class BO, PO
1.200%(s)	11/15/36	397	363,075
Series 3306, Class TB
3.274%(c)	04/15/37	38	40,458
Series 3306, Class TC
2.734%(c)	04/15/37	33	35,138
Series 3383, Class KB
5.500%	11/15/27	1,140	1,319,586
Series 3385, Class SN, IO
5.476%(c)	11/15/37	156	21,580
Series 3405, Class PE
5.000%	01/15/38	719	805,577
Series 3443, Class PT
6.500%	03/15/37	977	1,126,639
Series 3564, Class JA
4.000%	01/15/18	47	48,183
Series 3593, Class SL, IO
5.876%(c)	11/15/24	390	42,433
Series 3605, Class NC
5.500%	06/15/37	955	1,096,053
Series 3609, Class SA, IO
5.816%(c)	12/15/39	1,083	249,665
Series 3648, Class CY
4.500%	03/15/30	1,234	1,340,122
Series 3662, Class PJ
5.000%	04/15/40	1,044	1,157,573
Series 3677, Class PB
4.500%	05/15/40	1,450	1,574,381
Series 3688, Class GT
7.281%(c)	11/15/46	279	325,320
Series 3739, Class MC
4.000%	11/15/38	1,270	1,369,332
Series 3740, Class SB, IO
5.476%(c)	10/15/40	563	93,975
Series 3747,Class HI,IO
4.500%	07/15/37	259	9,021
Series 3784, Class S, IO
6.076%(c)	07/15/23	652	62,382
Series 3850, Class LS, IO
1.774%(c)	05/15/39	80	4,986
Series 3852, Class QN
5.500%(c)	05/15/41	407	448,910
Series 3852, Class TP
5.500%(c)	05/15/41	508	546,614
Series 3855, Class HI,IO
4.000%	02/15/26	571	24,659
Series 3859, Class JB
5.000%	05/15/41	1,067	1,195,761
Series 3962, Class KS, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.941%(c)	06/15/38		155	$11,179
Series 4030, Class IL, IO
3.500%	04/15/27		3,528	355,529
Series 4057, Class BS, IO
5.526%(c)	09/15/39		210	23,330
Series 4057, Class CS, IO
5.526%(c)	04/15/39		143	17,357
Series 4057, Class SA, IO
5.526%(c)	04/15/39		1,819	181,686
Series 4073, Class AS, IO
5.526%(c)	08/15/38		277	29,627
Series 4083, Class MS, IO
5.526%(c)	05/15/39		330	40,585
Series 4093, Class SD, IO
6.176%(c)	01/15/38		288	47,952
Series 4097, Class TS, IO
5.576%(c)	05/15/39		361	47,960
Series 4099, Class BS, IO
5.526%(c)	06/15/39		183	24,147
Series 4100, Class KJ
3.500%	08/15/42		18	19,066
Series 4102, Class SW, IO
5.576%(c)	05/15/39		93	14,689
Series 4113, Class JS, IO
5.526%(c)	07/15/39		82	10,280
Series 4116, Class MS, IO
5.676%(c)	11/15/39		136	23,493
Series 4123, Class SA, IO
5.676%(c)	09/15/39		96	12,950
Series 4132, Class SE, IO
5.676%(c)	12/15/40		125	19,591
Series 4136, Class SA, IO
5.676%(c)	12/15/39		109	14,957
Series 4174, Class SA, IO
5.676%(c)	05/15/39		637	88,338
Series 4199, Class SD, IO
5.676%(c)	06/15/39		402	52,804
Series 4374, Class NC
2.750%	02/15/46		1,912	1,980,433
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42		1,149	1,234,015
Series 304, Class C32, IO
3.000%	12/15/27		2,825	269,674
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2
2.724%(c)	02/25/24	(x)	750	770,140
Series 2014-DN3, Class M2
2.924%(c)	08/25/24	(x)	120	120,671
GMAC Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19		59	59,038
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.470%(c)	06/16/32		653	137,284
Series 2002-84, Class PH
6.000%	11/16/32		925	1,056,631
Series 2003-25, Class PZ

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	04/20/33	614	$698,281
Series 2003-58, Class PC
5.000%	07/20/33	1,782	1,977,813
Series 2003-86, Class ZC
4.500%	10/20/33	453	493,293
Series 2004-19, Class KE
5.000%	03/16/34	1,460	1,645,437
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	1,477	5,932
Series 2004-30, Class UC
5.500%	02/20/34	299	313,270
Series 2004-86, Class SP, IO
5.568%(c)	09/20/34	861	123,511
Series 2004-88, Class ES, IO
5.569%(c)	06/17/34	892	97,908
Series 2005-7, Class NL, IO
6.220%(c)	03/17/33	11	1,059
Series 2005-30, Class WD
6.000%	07/20/33	340	363,489
Series 2006-23, Class S, IO
5.968%(c)	01/20/36	515	33,401
Series 2006-26, Class S, IO
5.968%(c)	06/20/36	568	117,432
Series 2007-16, Class KU, IO
6.118%(c)	04/20/37	721	134,199
Series 2007-24, Class SA, IO
5.978%(c)	05/20/37	1,568	302,368
Series 2007-35, Class TE
6.000%	06/20/37	1,434	1,606,018
Series 2007-58, Class SD, IO
5.958%(c)	10/20/37	938	177,308
Series 2007-59, Class SP, IO
6.138%(c)	04/20/37	571	50,515
Series 2008-36, Class AY
5.000%	04/16/23	530	550,721
Series 2008-47, Class ML
5.250%	06/16/38	760	887,191
Series 2008-62, Class SA, IO
5.618%(c)	07/20/38	422	76,138
Series 2008-73, Class SK, IO
6.208%(c)	08/20/38	873	148,872
Series 2008-79, Class SA, IO
7.018%(c)	09/20/38	425	82,559
Series 2009-6, Class CI, IO
6.500%	11/16/38	113	8,917
Series 2009-16, Class SJ, IO
6.268%(c)	05/20/37	976	169,360
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	2,141	68,659
Series 2009-65, Class LB
6.000%	07/16/39	142	158,923
Series 2009-77, Class CS, IO
6.470%(c)	06/16/38	951	91,357
Series 2009-81, Class A
5.750%	09/20/36	252	281,160
Series 2009-106, Class ST, IO
5.468%(c)	02/20/38	811	140,564
Series 2009-106, Class XL, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.218%(c)	06/20/37	680	$82,761
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	3,502	49,552
Series 2010-4, Class SB, IO
5.970%(c)	08/16/39	732	59,692
Series 2010-14, Class AO, PO
1.790%(s)	12/20/32	74	71,809
Series 2010-14, Class QP
6.000%	12/20/39	60	63,062
Series 2010-31, Class SK, IO
5.568%(c)	11/20/34	492	74,728
Series 2010-85, Class ID, IO
6.000%	09/20/39	544	91,391
Series 2010-129, Class AW
6.109%(c)	04/20/37	1,301	1,469,030
Series 2010-157, Class OP, PO
2.750%(s)	12/20/40	693	625,197
Series 2011-75, Class GP
4.000%	05/20/41	1,848	2,037,948
Series 2012-H31, Class FD
0.834%(c)	12/20/62	1,232	1,222,142
Series 2013-H04, Class BA
1.650%	02/20/63	1,459	1,456,854
Series 2013-H05, Class FB
0.894%(c)	02/20/62	1,073	1,070,874
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
1.144%(c)	10/25/45	397	321,565
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A
0.623%(c)	04/26/37	71	66,917
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
3.230%(c)	09/25/34	138	131,433
Series 2004-6F, Class 2A4
5.500%	05/25/34	172	176,422
Series 2005-7F, Class 3A2
1.024%(c)	09/25/35	1,174	1,093,761
Series 2006-2F, Class 2A1
5.750%	02/25/36	35	32,792
Series 2006-3F, Class 2A7
5.750%	03/25/36	119	110,173
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
2.804%(c)	12/19/34	41	33,465
Series 2006-9, Class 2A1A
0.741%(c)	11/19/36	124	89,502
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
1.624%(c)	09/25/34	494	484,081
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	214	214,048
Series 2005-S2, Class 4A3
5.500%	09/25/20	70	68,315
Series 2006-A2, Class 5A1
2.869%(c)	11/25/33	67	68,173
Series 2006-A2, Class 5A3

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.869%(c)	11/25/33	253	$257,007
Series 2007-A1, Class 5A5
2.947%(c)	07/25/35	142	141,833
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	25	24,415
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.824%(c)	11/25/35	49	43,322
Series 2006-18N, Class A2A
0.674%(c)	12/25/36	10	10,248
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
3.010%(c)	08/25/34	169	166,988
Series 2004-13, Class 3A7
3.044%(c)	11/21/34	223	227,489
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	43	43,710
Series 2003-9, Class 5A1
4.500%	12/25/18	95	95,070
Series 2004-1, Class 4A1
5.500%	02/25/34	115	116,778
Series 2004-3, Class 2A1
6.250%	04/25/34	282	293,390
Series 2005-5, Class 3A1
5.750%	08/25/35	85	73,047
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	579	587,922
Series 2004-6, Class 3A1
5.250%	07/25/19	66	66,541
Series 2004-6, Class 4A1
5.000%	07/25/19	74	73,985
Series 2004-P7, Class A6, 144A(g)
5.500%	12/27/33	129	135,551
Series 2006-3, Class 30PO, PO
7.391%(s)	10/25/36	192	148,771
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
1.164%(c)	10/25/28	550	536,865
Series 2004-B, Class A1
1.024%(c)	05/25/29	435	423,671
Series 2004-HB1, Class A3
2.611%(c)	04/25/29	146	142,750
Morgan Stanley Capital I, Inc. Trust,
Series 2007-HE7, Class A2B
1.525%	07/25/37	85	74,644
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
2.201%(c)	03/25/33	311	282,214
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.956%(c)	09/25/34	232	235,454
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 144A
0.753%(c)	12/26/36	81	74,345

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	144	$145,844
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	83	83,281
Series 2004-CL1, Class 1A1
6.000%	02/25/34	243	253,186
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	174	177,199
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 144A
0.654%(c)	09/26/36	25	23,907
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	35	34,615
Series 2003-QS20, Class A1
5.000%	11/25/18	27	27,078
Series 2004-QS3, Class CB
5.000%	03/25/19	94	93,966
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.919%(c)	12/25/34	234	235,385
Series 2006-A1, Class 1A6
1.024%(c)	04/25/36	98	52,424
Series 2006-R1, Class A2
0.924%(c)	01/25/46	300	140,873
Residential Funding Mortgage Securities I,
Series 2006-S9, Class A1
6.250%	09/25/36	100	91,702
Series 2006-S12, Class 2A2
6.000%	12/25/36	111	109,266
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.950%(c)	09/20/34	340	326,365
Springleaf Mortgage Loan Trust,
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	170	170,061
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	100	100,667
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	159	159,322
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	100	100,081
Series 2013-2A, Class M1, 144A
3.520%(c)	12/25/65	1,107	1,111,860
Series 2013-2A, Class M2, 144A
4.480%(c)	12/25/65	1,075	1,079,233
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
2.809%(c)	06/25/34	8	8,103
Series 2004-9XS, Class A
0.894%(c)	07/25/34	1,203	1,155,991
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
1.231%(c)	03/19/34	932	898,676

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
2.991%(c)	06/25/33	94	$95,134
Series 2003-26A, Class 3A5
2.963%(c)	09/25/33	364	356,202
Series 2003-29, Class 1A1
4.750%	09/25/18	41	41,772
Series 2003-32, Class 5A1
5.797%(c)	11/25/33	99	101,296
Series 2004-7, Class 2A1
5.514%(c)	05/25/24	122	123,895
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
1.264%(c)	09/25/44	437	399,892
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	238	274,132
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.831%(c)	05/25/33	321	323,866
Series 2003-S1, Class A5
5.500%	04/25/33	234	239,932
Series 2004-S3, Class 3A2
6.000%	07/25/34	292	304,259
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-7, Class 1A2
0.974%(c)	09/25/35	36	27,273
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
2.754%(c)	02/25/34	61	60,167
Series 2004-EE, Class 2A2
3.005%(c)	12/25/34	257	261,247
Series 2004-O, Class A1
2.992%(c)	08/25/34	139	140,372
Series 2005-16, Class A8
5.750%	01/25/36	16	17,434
Series 2005-AR9, Class 3A1
3.026%(c)	06/25/34	209	213,069
Series 2006-11, Class A8
6.000%	09/25/36	64	62,168
Series 2006-17, Class A1
5.500%	11/25/21	34	34,011
Series 2007-3, Class 3A1
5.500%	04/25/22	6	6,145
Series 2007-11, Class A85
6.000%	08/25/37	180	177,160
Series 2007-11, Class A96
6.000%	08/25/37	21	21,279

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $123,303,466)			127,725,074

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Fannie Mae Principal Strip, Notes, MTN
3.415%(s)	05/15/30	1,750	$1,234,543
Federal Home Loan Mortgage Corp.
2.570%(c)	10/01/36	105	110,788
3.000%	12/01/42	2,244	2,352,349
4.000%	02/01/26-10/01/42	2,844	3,072,265
5.000%	11/01/23	254	263,676
5.500%	12/01/24-06/01/35	1,139	1,259,008
6.000%	12/01/23-12/01/36	1,157	1,323,801
6.500%	10/01/22-05/01/37	1,091	1,245,283
7.000%	09/01/36-11/01/37	680	791,655
8.000%	02/01/38	98	108,004
Federal National Mortgage Assoc.
1.400%	07/01/17	1,460	1,460,925
2.140%	04/01/19	1,617	1,647,701
2.330%	01/01/23	1,899	1,962,127
2.340%	12/01/22	2,206	2,279,796
2.350%	05/01/23	1,397	1,445,558
2.370%	12/01/22	1,530	1,584,495
2.480%	02/01/25	2,055	2,127,113
2.490%	10/01/17	896	902,766
2.520%	05/01/23	2,000	2,089,994
2.570%	03/01/23	1,924	2,011,767
2.619%	12/01/22	1,473	1,556,504
2.710%	10/01/22	2,136	2,191,226
2.750%	03/01/22	1,234	1,297,650
2.820%	12/01/24	2,134	2,261,051
2.900%	12/01/24	3,556	3,780,262
2.960%	04/01/22	1,846	1,961,367
3.000%	TBA	440	457,308
3.025%	08/01/29	1,429	1,514,547
3.030%	12/01/21	1,676	1,781,027
3.070%	02/01/25	2,565	2,757,860
3.340%	11/01/30	717	780,816
3.380%	01/01/18	1,430	1,454,961
3.416%	10/01/20	1,006	1,077,959
3.440%	11/01/23	2,347	2,568,483
3.500%	07/01/32-01/01/44	23,334	24,862,473
3.590%	10/01/20	1,335	1,438,271
3.690%	11/01/23	1,345	1,496,973
3.739%	06/01/18	1,505	1,547,710
3.885%	08/01/25	1,850	2,091,730
4.000%	06/01/42-07/01/43	11,729	12,828,687
4.010%	08/01/21	1,636	1,799,095
4.340%	04/01/20	1,754	1,913,172
4.500%	04/01/44	3,645	4,079,418
5.000%	12/01/19-10/01/39	2,595	2,847,707
5.500%	01/01/19-01/01/38	595	655,234
6.000%	09/01/19-08/01/37	2,823	3,212,493
6.262%(c)	09/01/37	75	78,852
6.500%	09/01/22-10/01/38	921	1,047,081
7.000%	05/01/17-04/01/37	109	127,650
8.000%	12/01/36	933	1,122,344
Government National Mortgage Assoc.
6.000%	08/15/36-03/20/41	2,941	3,428,627
6.500%	10/15/23-12/20/40	1,852	2,184,609
7.000%	10/20/38-12/20/38	457	543,017

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
7.500%	01/20/35		245	$287,763
8.000%	05/20/32		660	778,275
Residual Funding Corp. Principal Strip, Bonds
1.227%(s)	01/15/21		1,500	1,414,748
2.745%(s)	01/15/30		1,000	722,002
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		885	1,128,525
5.250%	09/15/39		130	179,704
5.880%	04/01/36		3,430	4,976,347
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35		1,260	700,830

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $126,654,398)				132,207,972

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
3.625%	08/15/43		1,850	2,355,209
3.750%	08/15/41		6,400	8,222,752
4.375%	05/15/40		2,940	4,108,077
8.750%	08/15/20		1,700	2,198,379
U.S. Treasury Notes
0.500%	01/31/17	(k)	13,724	13,732,029
0.750%	02/15/19		360	359,311
0.875%	11/15/17		10,000	10,019,140
1.250%	10/31/18		10,000	10,090,620
1.375%	01/31/20		600	607,852
2.125%	08/15/21-05/15/25		19,750	20,647,192
2.750%	11/30/16		4,000	4,016,212
3.125%	05/15/21	(k)	90	97,924
4.250%	11/15/17		3,700	3,845,676
U.S. Treasury Strip Coupon
1.376%(s)	02/15/18		2,000	1,979,974
1.860%(s)	02/15/20		7,000	6,764,954
1.930%(s)	08/15/23		815	735,767
2.067%(s)	08/15/34		4,340	2,928,129
2.094%(s)	02/15/33		5,600	3,960,146
2.310%(s)	08/15/32		600	430,521
2.401%(s)	02/15/22		2,825	2,631,897
2.458%(s)	05/15/34		5,100	3,470,907
2.486%(s)	05/15/32		5,000	3,615,690
2.486%(s)	02/15/34		2,500	1,715,970
2.536%(s)	11/15/33		6,600	4,564,897
2.607%(s)	05/15/28		16,085	12,934,801
2.660%(s)	05/15/20		10,084	9,709,309
2.749%(s)	08/15/20		6,500	6,241,528
2.809%(s)	05/15/33		2,500	1,755,443
3.095%(s)	11/15/32		11,200	7,975,811
3.382%(s)	05/15/31		3,335	2,479,426
3.953%(s)	08/15/24		1,000	884,456
4.152%(s)	05/15/21		1,200	1,136,008
4.165%(s)	02/15/30		4,000	3,076,564
4.270%(s)	11/15/26		600	501,401
4.357%(s)	11/15/29		3,000	2,318,883
5.769%(s)	11/15/28		500	397,022
8.224%(s)	11/15/27		1,350	1,099,703
9.932%(s)	08/15/18		2,500	2,464,460

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
12.664%(s)	02/15/23			1,595	$1,456,131

TOTAL U.S. TREASURY OBLIGATIONS (cost $160,877,939)					167,530,171

TOTAL LONG-TERM INVESTMENTS (cost $2,278,037,438)					2,394,316,920

				Shares
SHORT-TERM INVESTMENTS — 12.8%
AFFILIATED MUTUAL FUNDS — 12.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $231,945,773)(w)				231,945,773	231,945,773
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $97,913,720)(b)(w)				97,913,720	97,913,720

TOTAL AFFILIATED MUTUAL FUNDS (cost $329,859,493)					329,859,493

				Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
0.200%	10/13/16			8,800	8,799,511
0.286%	01/05/17	(k)		919	918,346
0.313%	10/06/16			15	15,000
0.315%	10/06/16			1,125	1,124,979
0.402%	03/23/17	(k)		80	79,840

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,937,644)					10,937,676

				Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 11/25/16, Strike Price $133.00				5	1,484
Euro FX Currency Futures,
expiring 12/09/16, Strike Price $1.17				750	2,325

					3,809

Put Options
EuroDollar Futures,
expiring 12/19/16, Strike Price $98.00			EUR	43	106

TOTAL OPTIONS PURCHASED (cost $19,195)					3,915

TOTAL SHORT-TERM INVESTMENTS (cost $340,816,332)					340,801,084

		Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 102.6% (cost $2,618,853,770)			$2,735,118,004

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc.
3.500%	TBA	50	(52,758)

(proceeds received $52,688)

		Notional Amount (000)#
OPTION WRITTEN*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $133.00
(premiums received $458)		5	(391)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTION WRITTEN — 102.6% (cost $2,618,800,624)			2,735,064,855

Liabilities in excess of other assets(z) — (2.6)%			(70,524,565)

NET ASSETS — 100.0%			$2,664,540,290

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,837,373 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,452,946; cash collateral of $97,872,911 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2016.

(r)	Less than $500 par or notional.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
114	2 Year U.S. Treasury Notes	Dec. 2016	$24,898,844	$24,905,438	$6,594
670	3 Year Australian Treasury Bonds	Dec. 2016	159,122,903	159,185,188	62,285
1,318	10 Year U.S. Treasury Notes	Dec. 2016	172,912,938	172,822,750	(90,188)
296	20 Year U.S. Treasury Bonds	Dec. 2016	50,581,766	49,774,250	(807,516)
39	Canadian Bank Acceptance	Mar. 2017	7,364,810	7,367,030	2,220
282	Mini MSCI Emerging Markets Index	Dec. 2016	12,496,770	12,866,250	369,480
333	Russell 2000 Mini Index	Dec. 2016	40,297,995	41,568,390	1,270,395
485	S&P 500 E-Mini Index	Dec. 2016	51,312,383	52,389,701	1,077,318

					1,890,588

Short Positions:
7	90 Day Euro Dollar	Dec. 2016	1,732,688	1,733,900	(1,212)
6	90 Day Euro Dollar	Jun. 2017	1,480,275	1,485,225	(4,950)
6	90 Day Euro Dollar	Sep. 2017	1,478,350	1,484,700	(6,350)
2	2 Year U.S. Treasury Notes	Dec. 2016	437,031	436,938	93
78	5 Year U.S. Treasury Notes	Dec. 2016	9,469,531	9,478,219	(8,688)
252	10 Year Euro-Bund.	Dec. 2016	46,506,510	46,907,289	(400,779)
307	10 Year U.K. Gilt	Dec. 2016	51,507,220	51,828,533	(321,313)
353	10 Year U.S. Treasury Notes	Dec. 2016	46,251,516	46,287,125	(35,609)
72	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	13,392,562	13,239,000	153,562
51	E-Mini Consumer Discretionary Select Sector	Dec. 2016	3,993,810	4,101,420	(107,610)
134	E-Mini Industrial Select Sector	Dec. 2016	7,575,020	7,801,480	(226,460)
28	E-Mini Materials Select Sector	Dec. 2016	1,375,640	1,414,280	(38,640)
604	Euro STOXX 50 Index	Dec. 2016	20,175,682	20,314,495	(138,813)
65	FTSE 100 Index.	Dec. 2016	5,619,731	5,777,394	(157,663)
3,712	MSCI Europe Net Total Return Index	Dec. 2016	76,302,188	77,143,082	(840,894)
17	S&P 500 E-Mini Index	Dec. 2016	1,829,158	1,836,340	(7,182)
152	SGX MSCI Singapore Index	Oct. 2016	3,471,482	3,512,708	(41,226)
206	TOPIX Index	Dec. 2016	27,091,622	26,876,190	215,432
189	Yen Denominated Nikkei 225 Index	Dec. 2016	15,798,432	15,432,375	366,057

					(1,602,245)

					$288,343

Cash of $12,233,838 and U.S. Treasury Securities with a combined market value of $11,405,201 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/08/16	Australia and New Zealand Banking Group	AUD	836	$634,946	$639,337	$4,391
Expiring 11/08/16	Societe Generale	AUD	5,318	4,064,508	4,066,723	2,215
British Pound,
Expiring 10/06/16	Australia and New Zealand Banking Group	GBP	17,494	22,983,956	22,678,117	(305,839)
Expiring 11/08/16	Australia and New Zealand Banking Group	GBP	217	289,176	281,732	(7,444)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/08/16	Australia and New Zealand Banking Group	GBP	208	$272,073	$269,516	$(2,557)
Expiring 11/08/16	Citigroup Global Markets	GBP	762	1,020,207	988,605	(31,602)
Expiring 11/08/16	Citigroup Global Markets	GBP	484	631,235	628,399	(2,836)
Expiring 11/08/16	Citigroup Global Markets	GBP	351	462,210	455,244	(6,966)
Expiring 11/08/16	Goldman Sachs & Co.	GBP	421	551,134	545,710	(5,424)
Expiring 11/08/16	Morgan Stanley Capital Services, Inc.	GBP	350	467,830	453,936	(13,894)
Expiring 12/15/16	Goldman Sachs & Co.	GBP	333	441,674	431,747	(9,927)
Expiring 12/15/16	Standard Chartered PLC	GBP	358	475,516	465,134	(10,382)
Canadian Dollar,
Expiring 12/15/16	Citigroup Global Markets	CAD	481	367,064	367,001	(63)
Danish Krone,
Expiring 10/06/16	Deutsche Bank AG	DKK	2,455	370,394	370,585	191
Euro,
Expiring 10/06/16	Credit Suisse First Boston Corp.	EUR	880	988,519	989,069	550
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	4,610	5,183,531	5,179,694	(3,837)
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	703	789,931	790,166	235
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	586	662,365	658,261	(4,104)
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	203	226,770	228,359	1,589
Expiring 11/07/16	Credit Suisse First Boston Corp.	EUR	999	1,124,826	1,124,314	(512)
Expiring 11/08/16	Goldman Sachs & Co.	EUR	260	292,381	293,029	648
Expiring 11/08/16	Hong Kong & Shanghai Bank	EUR	385	431,287	433,321	2,034
Expiring 12/15/16	Bank of America	EUR	2,336	2,637,689	2,633,886	(3,803)
Expiring 12/15/16	Citigroup Global Markets	EUR	8,018	9,071,676	9,038,928	(32,748)
Expiring 12/15/16	Citigroup Global Markets	EUR	1,943	2,189,558	2,190,243	685
Expiring 12/15/16	Citigroup Global Markets	EUR	570	641,860	642,794	934
Expiring 12/15/16	Goldman Sachs & Co.	EUR	1,940	2,170,172	2,186,643	16,471
Expiring 12/15/16	Societe Generale	EUR	770	867,379	867,949	570
Hong Kong Dollar,
Expiring 11/08/16	State Street Bank	HKD	7,346	947,910	947,436	(474)
Japanese Yen,
Expiring 12/15/16	State Street Bank	JPY	228,339	2,232,590	2,259,556	26,966
Norwegian Krone,
Expiring 10/06/16	Royal Bank of Scotland Group PLC	NOK	2,314	281,313	289,497	8,184
Expiring 10/06/16	Royal Bank of Scotland Group PLC	NOK	1,767	215,471	220,997	5,526
Expiring 10/06/16	Royal Bank of Scotland Group PLC	NOK	1,668	201,737	208,681	6,944
Expiring 10/06/16	Toronto Dominion	NOK	1,558	191,449	194,821	3,372
Expiring 12/15/16	Citigroup Global Markets	NOK	4,552	559,316	569,532	10,216
Russian Ruble,
Expiring 12/15/16	Credit Suisse First Boston Corp.	RUB	142,856	2,217,917	2,231,490	13,573
Expiring 12/15/16	Goldman Sachs & Co.	RUB	213,427	3,249,846	3,333,849	84,003
Singapore Dollar,
Expiring 11/08/16	Morgan Stanley Capital Services, Inc.	SGD	2,150	1,595,023	1,577,051	(17,972)
Expiring 12/15/16	State Street Bank	SGD	623	458,566	456,964	(1,602)
Swedish Krona,
Expiring 10/06/16	Credit Suisse First Boston Corp.	SEK	2,398	280,528	279,634	(894)
Expiring 10/06/16	Credit Suisse First Boston Corp.	SEK	2,006	233,274	233,875	601
Expiring 10/06/16	Royal Bank of Scotland Group PLC	SEK	4,783	560,276	557,753	(2,523)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 11/07/16	Royal Bank of Scotland Group PLC	SEK	2,717	$317,087	$317,318	$231
Expiring 11/08/16	Merriman Capital, Inc.	SEK	2,497	292,090	291,662	(428)
Expiring 11/08/16	State Street Bank	SEK	6,738	790,531	786,949	(3,582)
Swiss Franc,
Expiring 10/06/16	Credit Suisse First Boston Corp.	CHF	1,158	1,196,705	1,192,892	(3,813)
Expiring 11/08/16	Royal Bank of Scotland Group PLC	CHF	4,806	4,912,775	4,958,683	45,908

				$81,044,271	$80,807,082	(237,189)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/08/16	Australia and New Zealand Banking Group	AUD	680	$507,048	$519,662	$(12,614)
Expiring 12/15/16	Societe Generale	AUD	2,111	1,613,232	1,612,803	429
British Pound,
Expiring 10/28/16	Citigroup Global Markets	GBP	2,786	3,614,174	3,613,818	356
Expiring 11/08/16	Citigroup Global Markets	GBP	198	263,514	256,841	6,673
Expiring 11/08/16	Morgan Stanley Capital Services, Inc.	GBP	4,951	6,452,610	6,421,965	30,645
Expiring 11/08/16	State Street Bank	GBP	256	335,344	332,166	3,178
Expiring 12/15/16	Hong Kong & Shanghai Bank	GBP	417	557,018	541,149	15,869
Expiring 12/15/16	Hong Kong & Shanghai Bank	GBP	275	357,823	357,160	663
Expiring 12/15/16	Morgan Stanley Capital Services, Inc.	GBP	1,637	2,168,194	2,125,551	42,643
Expiring 12/15/16	Morgan Stanley Capital Services, Inc.	GBP	1,186	1,588,518	1,540,106	48,412
Expiring 12/15/16	Royal Bank of Scotland Group PLC	GBP	13,367	17,919,346	17,353,275	566,071
Canadian Dollar,
Expiring 10/19/16	Australia and New Zealand Banking Group	CAD	67	50,616	50,751	(135)
Expiring 12/15/16	Goldman Sachs & Co.	CAD	2,846	2,156,342	2,170,140	(13,798)
Expiring 12/15/16	State Street Bank	CAD	11,718	9,128,210	8,936,869	191,341
Danish Krone,
Expiring 10/06/16	Royal Bank of Scotland Group PLC	DKK	12,797	1,919,381	1,931,398	(12,017)
Expiring 10/06/16	Royal Bank of Scotland Group PLC	DKK	2,933	441,940	442,608	(668)
Expiring 11/07/16	Citigroup Global Markets	DKK	3,623	546,619	547,635	(1,016)
Expiring 11/07/16	Deutsche Bank AG	DKK	1,305	196,766	197,286	(520)
Expiring 11/08/16	Goldman Sachs & Co.	DKK	15,389	2,304,877	2,326,301	(21,424)
Euro,
Expiring 10/06/16	Credit Suisse First Boston Corp.	EUR	661	739,851	742,529	(2,678)
Expiring 10/06/16	Deutsche Bank AG	EUR	77,065	86,043,344	86,595,783	(552,439)
Expiring 10/06/16	Deutsche Bank AG	EUR	1,280	1,434,322	1,438,425	(4,103)
Expiring 10/06/16	Deutsche Bank AG	EUR	749	841,941	841,531	410
Expiring 10/06/16	Deutsche Bank AG	EUR	474	530,555	532,970	(2,415)
Expiring 10/06/16	Deutsche Bank AG	EUR	381	429,378	427,729	1,649
Expiring 10/06/16	Deutsche Bank AG	EUR	203	226,816	228,359	(1,543)
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	1,177	1,315,983	1,322,283	(6,300)
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	340	382,596	382,626	(30)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	252	$284,830	$283,057	$1,773
Expiring 10/06/16	Royal Bank of Scotland Group PLC	EUR	243	271,553	273,501	(1,948)
Expiring 10/28/16	Citigroup Global Markets	EUR	22,110	24,905,738	24,870,917	34,821
Expiring 11/07/16	Australia and New Zealand Banking Group	EUR	961	1,075,984	1,081,356	(5,372)
Expiring 11/07/16	Royal Bank of Scotland Group PLC	EUR	1,430	1,606,314	1,608,969	(2,655)
Expiring 11/07/16	Royal Bank of Scotland Group PLC	EUR	302	339,762	340,220	(458)
Expiring 11/08/16	Citigroup Global Markets	EUR	1,063	1,203,015	1,196,065	6,950
Expiring 11/08/16	Credit Suisse First Boston Corp.	EUR	268	298,298	301,451	(3,153)
Expiring 11/08/16	Deutsche Bank AG	EUR	518	586,026	582,422	3,604
Expiring 11/08/16	Deutsche Bank AG	EUR	302	343,591	340,130	3,461
Expiring 11/08/16	Goldman Sachs & Co.	EUR	1,197	1,345,717	1,347,310	(1,593)
Expiring 12/15/16	Hong Kong & Shanghai Bank	EUR	1,296	1,460,485	1,461,717	(1,232)
Expiring 12/15/16	Toronto Dominion	EUR	67,448	76,095,824	76,041,081	54,743
Hong Kong Dollar,
Expiring 10/28/16	Royal Bank of Scotland Group PLC	HKD	4,398	567,301	567,180	121
Expiring 12/15/16	Credit Suisse First Boston Corp.	HKD	4,597	593,398	593,186	212
Japanese Yen,
Expiring 10/28/16	Citigroup Global Markets	JPY	804,711	8,022,628	7,945,085	77,543
Expiring 11/08/16	Goldman Sachs & Co.	JPY	62,459	613,207	616,949	(3,742)
Expiring 11/08/16	Goldman Sachs & Co.	JPY	44,572	441,744	440,266	1,478
Expiring 12/15/16	BNP Paribas	JPY	2,222,382	21,946,942	21,991,821	(44,879)
Norwegian Krone,
Expiring 10/06/16	Toronto Dominion	NOK	19,211	2,308,284	2,403,061	(94,777)
Expiring 11/08/16	Goldman Sachs & Co.	NOK	7,793	920,664	974,964	(54,300)
Expiring 12/15/16	Citigroup Global Markets	NOK	41,208	5,040,069	5,155,596	(115,527)
Russian Ruble,
Expiring 12/15/16	Credit Suisse First Boston Corp.	RUB	356,283	5,408,063	5,565,340	(157,277)
Singapore Dollar,
Expiring 10/28/16	Citigroup Global Markets	SGD	2,809	2,065,676	2,059,978	5,698
Expiring 12/15/16	Credit Suisse First Boston Corp.	SGD	5,317	3,919,570	3,900,172	19,398
South African Rand,
Expiring 12/15/16	Citigroup Global Markets	ZAR	60,502	4,333,128	4,342,828	(9,700)
Expiring 12/15/16	Citigroup Global Markets	ZAR	31,021	2,180,586	2,226,696	(46,110)
Expiring 12/15/16	Goldman Sachs & Co.	ZAR	15,158	1,089,825	1,088,048	1,777
South Korean Won,
Expiring 12/15/16	Citigroup Global Markets	KRW	11,949,994	10,803,719	10,845,620	(41,901)
Swedish Krona,
Expiring 10/06/16	Deutsche Bank AG	SEK	5,844	683,713	681,390	2,323
Expiring 10/06/16	Royal Bank of Scotland Group PLC	SEK	12,471	1,463,787	1,454,124	9,663
Expiring 10/06/16	Royal Bank of Scotland Group PLC	SEK	4,360	513,377	508,342	5,035
Expiring 10/06/16	Royal Bank of Scotland Group PLC	SEK	1,848	217,602	215,487	2,115
Expiring 10/28/16	Deutsche Bank AG	SEK	4,420	518,031	516,015	2,016
Swiss Franc,
Expiring 10/06/16	Deutsche Bank AG	CHF	230	235,900	237,299	(1,399)
Expiring 10/06/16	Royal Bank of Scotland Group PLC	CHF	3,841	3,913,104	3,955,331	(42,227)
Expiring 10/28/16	Toronto Dominion	CHF	338	349,937	348,988	949
Expiring 11/07/16	Credit Suisse First Boston Corp.	CHF	377	388,790	388,762	28

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 11/07/16	Royal Bank of Scotland Group PLC	CHF	336	$347,080	$346,400	$680
Expiring 12/15/16	BNP Paribas	CHF	459	471,253	474,843	(3,590)
Expiring 12/15/16	Goldman Sachs & Co.	CHF	769	797,294	795,198	2,096
Expiring 12/15/16	State Street Bank	CHF	511	530,150	528,691	1,459

				$334,568,317	$334,685,575	(117,258)

						$(354,447)

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/06/16	Buy	CHF	1,373	EUR	1,256	$2,345	Royal Bank of Scotland Group PLC
10/06/16	Buy	EUR	1,624	CHF	1,770	2,808	Royal Bank of Scotland Group PLC
10/06/16	Buy	EUR	2,141	GBP	1,855	1,175	Royal Bank of Scotland Group PLC
11/08/16	Buy	GBP	314	HKD	3,190	(4,833)	Morgan Stanley Capital Services, Inc.
10/06/16	Buy	GBP	1,847	EUR	2,185	(60,774)	Royal Bank of Scotland Group PLC
10/06/16	Buy	NOK	3,738	EUR	403	14,872	Deutsche Bank AG
10/06/16	Buy	SEK	2,725	EUR	285	(2,744)	Deutsche Bank AG

						$(47,151)

Interest rate swap agreement outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
546	12/06/18	1.541%	3 Month LIBOR	(1)	$—	$(6,651)	$(6,651)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	$(207,515)	$—	$(207,515)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(99,607)	—	(99,607)	Morgan Stanley Capital Services, Inc.

				$(307,122)	$—	$(307,122)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.773%	$115	$(2,757)	$2,872	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.773%	115	(2,771)	2,886	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.773%	115	(3,521)	3,636	Barclays Capital Group
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.773%	115	(2,528)	2,643	Goldman Sachs & Co.
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	50	4.773%	115	(3,028)	3,143	Goldman Sachs & Co.
K. Hovnanian Enterprise, Inc.	12/20/16	5.000%	30	4.773%	69	(3,017)	3,086	Citigroup Global Markets
Republic of Venezuela	06/20/17	5.000%	90	*	(16,038)	(44,562)	28,524	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(8,910)	(24,153)	15,243	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(8,910)	(24,653)	15,743	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(8,910)	(26,750)	17,840	Goldman Sachs & Co.
Republic of Venezuela	06/20/17	5.000%	50	*	(8,910)	(27,000)	18,090	Goldman Sachs & Co.

					$(51,034)	$(164,740)	$113,706

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Ally Financial Corp.	03/20/17	5.000%	255	0.466%	$(5,885)	$(9,135)	$3,250	Goldman Sachs & Co.
Ally Financial Corp.	03/20/17	5.000%	62	0.466%	(1,439)	(4,878)	3,439	Barclays Capital Group
Ally Financial Corp.	03/20/17	5.000%	25	0.466%	(580)	(2,320)	1,740	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	88	0.726%	(4,744)	(9,724)	4,980	Credit Suisse First Boston Corp.
Ally Financial Corp.	12/20/17	5.000%	64	0.726%	(3,450)	(7,318)	3,868	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	43	0.726%	(2,318)	(5,208)	2,890	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000%	40	0.726%	(2,156)	(4,243)	2,087	Barclays Capital Group
Beazer Homes USA, Inc.	12/20/17	5.000%	100	0.712%	(5,411)	(3,584)	(1,827)	Citigroup Global Markets
Beazer Homes USA, Inc.	12/20/17	5.000%	50	0.712%	(2,705)	(1,903)	(802)	Goldman Sachs & Co.
Canadian National Resources	12/20/21	1.000%	160	1.946%	7,278	9,015	(1,737)	BNP Paribas
CIT Group, Inc.	06/20/17	5.000%	40	0.507%	(1,373)	(4,033)	2,660	Barclays Capital Group

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):
CIT Group, Inc.	06/20/17	5.000%		8	0.507%	$(274)	$(740)	$466	Barclays Capital Group
Devon Energy Corp.	12/20/21	1.000%		110	1.942%	4,993	6,443	(1,450)	Credit Suisse First Boston Corp.
Frontier Communications	06/20/17	5.000%		24	0.497%	(817)	(2,343)	1,526	Barclays Capital Group
Nabors Industries, Inc.	12/20/21	1.000%		240	3.881%	31,575	37,036	(5,461)	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%		2,180	1.066%	6,355	7,633	(1,278)	Citigroup Global Markets
Republic of Turkey	12/20/21	1.000%		2,990	2.590%	227,706	232,431	(4,725)	BNP Paribas
Springleaf Finance Corp.	09/20/17	5.000%		100	0.684%	(4,381)	(7,954)	3,573	Barclays Capital Group
Sprint Communications, Inc.	06/20/19	5.000%		126	3.862%	(3,892)	3,787	(7,679)	Goldman Sachs & Co.
Sprint Communications, Inc.	06/20/19	5.000%		72	3.862%	(2,214)	8,300	(10,514)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		65	3.862%	(1,998)	7,024	(9,022)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000%		50	3.862%	(1,537)	5,139	(6,676)	Citigroup Global Markets
Sprint Communications, Inc.	12/20/20	5.000%		50	5.005%	(74)	17,285	(17,359)	BNP Paribas
Sprint Communications, Inc.	12/20/20	5.000%		40	5.005%	(60)	12,022	(12,082)	BNP Paribas
Sprint Communications, Inc.	12/20/20	5.000%		40	5.005%	(65)	2,072	(2,137)	Goldman Sachs & Co.
Standard Chartered Bank	12/20/21	1.000%	EUR	220	2.411%	17,369	14,424	2,945	BNP Paribas
United Mexican States	12/20/21	1.000%		1,910	1.648%	60,306	62,515	(2,209)	Bank of America

						$310,209	$361,743	$(51,534)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2):
ABX.6.V2	05/25/46	0.110%	190	$29,212	$—	$29,212	Barclays Capital Group
ABX.6.V2	05/25/46	0.110%	170	26,138	—	26,138	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	150	23,062	—	23,062	Bank of America
ABX.6.V2	05/25/46	0.110%	90	13,838	—	13,838	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110%	70	10,762	—	10,762	Bank of America
CDX.EM.26.V1	12/20/21	1.000%	2,130	135,558	134,427	1,131	Barclays Capital Group
CDX.IOS.10.V1	01/12/41	4.500%	1,217	9,508	—	9,508	Citigroup Global Markets
CDX.IOS.10.V1	01/12/41	5.000%	760	5,581	—	5,581	Citigroup Global Markets

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2) (cont’d.):
CDX.IOS.10.V1	01/21/41	5.000%	580	$4,259	$—	$4,259	Citigroup Global Markets
CDX.IOS.10.V1	01/21/41	5.000%	580	4,259	—	4,259	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	490	(4,517)	—	(4,517)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	490	(4,517)	—	(4,517)	Goldman Sachs & Co.
CDX.IOS.11.V1	01/12/42	4.000%	450	4,148	—	4,148	Bank of America
CDX.IOS.11.V1	01/12/42	4.000%	450	4,148	—	4,148	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	450	4,148	—	4,148	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	440	4,056	—	4,056	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000%	430	3,964	—	3,964	Citigroup Global Markets
CDX.IOS.11.V1	12/12/42	4.000%	440	4,056	—	4,056	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270%	250	159,646	—	159,646	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270%	120	76,630	—	76,630	Morgan Stanley Capital Services, Inc.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,180	—	4,180	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,180	—	4,180	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,180	—	4,180	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,180	—	4,180	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000%	90	4,180	—	4,180	Morgan Stanley Capital Services, Inc.
CMBX.NA.BBB.4.V1	02/17/51	5.000%	350	308,829	—	308,829	Citigroup Global Markets

				$843,668	$134,427	$709,241

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(2):
CDX.NA.HY.26.V1	06/20/21	5.000%	750	$(20,899)	$(39,850)	$(18,951)
CDX.NA.IG.25.V1	12/20/20	1.000%	2,740	(9,943)	(35,987)	(26,044)
CDX.NA.IG.27.V1	12/20/21	1.000%	2,750	(30,755)	(35,136)	(4,381)
iTraxx.X25.V1	12/20/21	1.000%	EUR 2,740	(42,392)	(44,929)	(2,537)

				$(103,989)	$(155,902)	$(51,913)

Cash of $165,000 has been segregated with Ciitgroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at September 30, 2016:

Counterparty(1)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements:
Bank of America	10/08/16	GBP	69	Pay or receive amounts based on market value fluctuation of Abcam PLC	$22,715	$—	$22,715
Bank of America	10/08/16	GBP	82	Pay or receive amounts based on market value fluctuation of BP PLC	(36,720)	—	(36,720)
Bank of America	10/08/16	GBP	41	Pay or receive amounts based on market value fluctuation of British American Tobacco PLC	76,696	—	76,696
Bank of America	10/08/16	GBP	56	Pay or receive amounts based on market value fluctuation of Compass Group PLC	27,116	—	27,116
Bank of America	10/08/16	GBP	209	Pay or receive amounts based on market value fluctuation of GKN PLC	2,828	—	2,828
Bank of America	10/08/16	GBP	102	Pay or receive amounts based on market value fluctuation of GlaxoSmithKline PLC	(30,014)	—	(30,014)
Bank of America	10/08/16	GBP	237	Pay or receive amounts based on market value fluctuation of Glencore PLC	54,123	—	54,123
Bank of America	10/08/16	GBP	63	Pay or receive amounts based on market value fluctuation of Hill & Smith Holdings PLC	(59,816)	—	(59,816)
Bank of America	10/08/16	GBP	208	Pay or receive amounts based on market value fluctuation of HSBC Holdings PLC	(13,231)	—	(13,231)
Bank of America	10/08/16	GBP	21	Pay or receive amounts based on market value fluctuation of Imperial Brands PLC	57,193	—	57,193

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Counterparty(1)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements (cont’d.):
Bank of America	10/08/16	GBP	927	Pay or receive amounts based on market value fluctuation of Lloyds Banking Group PLC	$127,676	$—	$127,676
Bank of America	10/08/16	GBP	44	Pay or receive amounts based on market value fluctuation of Persimmon PLC	(37,401)	—	(37,401)
Bank of America	10/08/16	GBP	40	Pay or receive amounts based on market value fluctuation of Prudential PLC	(10,195)	—	(10,195)
Bank of America	10/08/16	GBP	21	Pay or receive amounts based on market value fluctuation of Reckitt Benckiser Group PLC	17,396	—	17,396
Bank of America	10/08/16	GBP	43	Pay or receive amounts based on market value fluctuation of Rio Tinto PLC	(19,323)	—	(19,323)
Bank of America	10/08/16	GBP	108	Pay or receive amounts based on market value fluctuation of Sage Group PLC (The)	5,844	—	5,844
Bank of America	10/08/16	GBP	412	Pay or receive amounts based on market value fluctuation of Taylor Wimpey PLC	(2,585)	—	(2,585)
Bank of America	10/08/16	GBP	37	Pay or receive amounts based on market value fluctuation of Weir Group PLC (The)	41,113	—	41,113
Bank of America	10/08/16	GBP	49	Pay or receive amounts based on market value fluctuation of WPP PLC	14,162	—	14,162

					$237,577	$—	$237,577

(1)	The Portfolio receives or pays the 1 Month USD LIBOR in the positions shown in the table above.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$660,035,707	$450,378,679	$142,643
Preferred Stocks	27,196,545	5,679,451	—
Warrants	—	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	774,079	—
Residential Mortgage-Backed Securities	—	7,431,831	1,628,292
Bank Loans	—	13,679,282	289,704
Commercial Mortgage-Backed Securities	—	42,377,176	342,899
Convertible Bonds	—	94,587,699	5,211
Corporate Bonds	—	639,640,763	428,624
Foreign Government Bonds	—	20,614,737	—
Municipal Bonds	—	1,620,381	—
Residential Mortgage-Backed Securities	—	127,725,074	—
U.S. Government Agency Obligations	—	132,207,972	—
U.S. Treasury Obligations	—	178,467,847	—
Affiliated Mutual Funds	329,859,493	—	—
Options Purchased	3,915	—	—
Option Written	(391)	—	—
U.S. Government Agency Obligation – Short	—	(52,758)	—
Other Financial Instruments*
Futures Contracts	288,343	—	—
OTC Forward Foreign Currency Contracts	—	(354,447)	—
OTC Cross Currency Exchange Contract	—	(47,151)	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,651)	—
OTC Credit Default Swap Agreements	—	795,721	—
Centrally Cleared Credit Default Swap Agreements	—	(51,913)	—
OTC Total Return Swap Agreements	—	237,577	—

Total	$1,017,383,612	$1,715,705,349	$2,837,373

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 as categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$743,808
Equity contracts.	1,977,771
Foreign exchange contracts	(399,273)
Interest rate contracts	(1,457,303)

Total	$865,003

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Australia — 6.2%
Sydney Airport	51,642	$276,805
Transurban Group	31,307	273,602
Transurban Group, 144A (g)	42	367

		550,774

Brazil — 1.3%
CCR SA	21,618	113,669

Canada — 7.9%
Enbridge, Inc., (NYSE)	2,645	116,988
Enbridge, Inc., (TSX)	3,137	137,871
Fortis, Inc.	2,590	83,290
Pembina Pipeline Corp.	2,855	86,963
TransCanada Corp., (NYSE)	2,171	103,253
TransCanada Corp., (TSX)	3,736	177,438

		705,803

China — 2.6%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	81,769	67,001
Guangdong Investment Ltd.	52,842	84,412
Huaneng Renewables Corp. Ltd. (Class H Stock)	244,086	85,816

		237,229

Denmark — 1.1%
DONG Energy A/S *	2,054	85,434
DONG Energy A/S, 144A *(g)	402	16,721

		102,155

France — 7.0%
Eiffage SA	3,718	288,944
Groupe Eurotunnel SE	3,867	41,889
Veolia Environnement SA	2,692	62,028
Veolia Environnement SA, 144A (g)	840	19,355
Vinci SA	2,752	210,745

		622,961

Hong Kong — 0.5%
HKBN Ltd.	37,351	42,177

India — 1.0%
Power Grid Corp. of India Ltd.	34,174	90,733

Italy — 8.3%
Atlantia SpA	11,639	295,604
Enav SpA *	14,326	58,869
Enav SpA, 144A *(g)	17,717	72,803
Enel SpA	23,085	102,884
Infrastrutture Wireless Italiane SpA	18,945	93,240
Infrastrutture Wireless Italiane SpA, 144A (g)	5,610	27,610
Snam SpA	15,949	88,436

		739,446

Mexico — 4.5%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	16,824	159,939
Infraestructura Energetica Nova SAB de CV	32,795	127,748
Promotora y Operadora de Infraestructura SAB de CV	10,663	114,792

		402,479

Shares		Value
COMMON STOCKS (Continued)
Philippines — 0.5%
International Container Terminal Services, Inc.	27,072	$43,100

Spain — 5.4%
Aena SA	752	111,003
Atlantica Yield PLC (a)	4,429	84,195
Cellnex Telecom SA	5,597	101,288
Ferrovial SA	8,544	181,926

		478,412

Switzerland — 2.6%
Flughafen Zuerich AG	1,200	234,593

United States — 48.5%
American Electric Power Co., Inc.	3,098	198,923
American Tower Corp., REIT	1,466	166,142
American Water Works Co., Inc.	1,643	122,962
Atmos Energy Corp.	2,343	174,483
Charter Communications, Inc. (Class A Stock) *	801	216,246
Cheniere Energy Partners LP Holdings LLC, MLP	5,379	122,318
Cheniere Energy, Inc. *	2,097	91,429
Crown Castle International Corp., REIT	1,623	152,903
CyrusOne, Inc., REIT	2,814	133,862
DTE Energy Co.	890	83,366
Edison International	3,325	240,231
Energy Transfer Partners LP, MLP	4,830	178,710
Exelon Corp.	3,612	120,243
FedEx Corp.	770	134,504
Kinder Morgan, Inc.	6,070	140,399
NextEra Energy, Inc.	2,794	341,762
Noble Midstream Partners LP, MLP *(a)	2,706	75,497
Norfolk Southern Corp.	1,589	154,228
ONEOK Partners LP, MLP	3,106	124,085
PG&E Corp.	5,542	339,004
Plains All American Pipeline LP, MLP	5,832	183,183
SemGroup Corp. (Class A Stock)	3,047	107,742
Sempra Energy	2,440	261,544
Targa Resources Corp.	2,196	107,846
Union Pacific Corp.	1,608	156,828
Williams Cos., Inc. (The)	6,468	198,762

		4,327,202

TOTAL LONG-TERM INVESTMENTS
(cost $7,977,886)		8,690,733

SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $227,375)(b)(w)	227,375	227,375

TOTAL INVESTMENTS — 100.0% (cost $8,205,261)		8,918,108

Other assets in excess of liabilities		4,111

NET ASSETS — 100.0%		$8,922,219

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $222,155; cash collateral of $227,300 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$550,774	$—
Brazil	113,669	—	—
Canada	705,803	—	—
China	—	237,229	—
Denmark	—	102,155	—
France	—	622,961	—
Hong Kong	—	42,177	—
India	—	90,733	—
Italy	58,869	680,577	—
Mexico	402,479	—	—
Philippines	—	43,100	—
Spain	84,195	394,217	—
Switzerland	—	234,593	—
United States	4,327,202	—	—
Affiliated Mutual Fund	227,375	—	—

Total	$5,919,592	$2,998,516	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Oil, Gas & Consumable Fuels	21.9%
Transportation Infrastructure	20.1
Electric Utilities	18.2
Construction & Engineering	7.6
Equity Real Estate Investment Trusts (REITs)	5.1
Multi-Utilities	4.8
Gas Utilities	4.4
Road & Rail	3.5
Diversified Telecommunication Services	3.0

Independent Power & Renewable Electricity Producers	2.7%
Affiliated Mutual Funds (2.6% represents investments purchased with collateral from securities on loan)	2.6
Media	2.4
Water Utilities	2.3
Air Freight & Logistics	1.4

100.0
Other assets in excess of liabilities	—

100.0%

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)	95,690	$12,606,201

Air Freight & Logistics — 0.5%
FedEx Corp.	24,646	4,305,163

Automobiles — 0.9%
Tesla Motors, Inc.*(a)	37,288	7,607,871

Beverages — 2.1%
Constellation Brands, Inc. (Class A Stock)	39,205	6,527,240
Monster Beverage Corp.*	77,182	11,331,089

		17,858,329

Biotechnology — 9.7%
Alexion Pharmaceuticals, Inc.*	85,540	10,482,072
Biogen, Inc.*	38,447	12,035,064
BioMarin Pharmaceutical, Inc.*	62,795	5,809,793
Celgene Corp.*	205,445	21,475,167
Regeneron Pharmaceuticals, Inc.*	29,817	11,987,030
Shire PLC, ADR	87,771	17,015,286
Vertex Pharmaceuticals, Inc.*	60,902	5,311,263

		84,115,675

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	54,509	8,790,666
S&P Global, Inc.	78,470	9,931,163

		18,721,829

Chemicals — 0.5%
Albemarle Corp.	52,671	4,502,844

Communications Equipment — 1.2%
Palo Alto Networks, Inc.*(a)	67,583	10,767,999

Energy Equipment & Services — 1.0%
Halliburton Co.	186,040	8,349,475

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	100,454	11,384,452

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	77,418	11,807,019

Hotels, Restaurants & Leisure — 4.3%
Marriott International, Inc. (Class A Stock)(a).	211,980	14,272,613
McDonald’s Corp.	75,351	8,692,491
Starbucks Corp.	270,022	14,618,991

		37,584,095

Internet & Direct Marketing Retail — 10.4%
Amazon.com, Inc.*	68,794	57,601,904
Expedia, Inc.	15,566	1,816,864
Netflix, Inc.*	147,514	14,537,505
Priceline Group, Inc. (The)*	11,289	16,611,651

		90,567,924

Internet Software & Services — 16.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	290,723	30,755,586
Alphabet, Inc. (Class A Stock)*	27,434	22,058,582
Alphabet, Inc. (Class C Stock)*	28,181	21,904,809
Facebook, Inc. (Class A Stock)*	300,415	38,534,232
Tencent Holdings Ltd. (China)	1,008,287	28,032,432

		141,285,641

IT Services — 7.5%
FleetCor Technologies, Inc.*	71,132	12,357,762

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
MasterCard, Inc. (Class A Stock)	224,495	$22,846,856
Visa, Inc. (Class A Stock)(a)	366,132	30,279,116

		65,483,734

Life Sciences Tools & Services — 0.9%
Illumina, Inc.*	45,274	8,224,476

Media — 1.5%
Time Warner, Inc.	110,915	8,829,943
Walt Disney Co. (The)	47,164	4,379,649

		13,209,592

Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc.*	84,198	11,564,595

Pharmaceuticals — 4.0%
Allergan PLC*	83,291	19,182,750
Bristol-Myers Squibb Co.	214,469	11,564,168
Novo Nordisk A/S (Denmark), ADR	90,649	3,770,093

		34,517,011

Semiconductors & Semiconductor Equipment — 4.9%
NVIDIA Corp.(a)	201,878	13,832,681
NXP Semiconductors NV (Netherlands)*	120,725	12,315,157
QUALCOMM, Inc.	233,726	16,010,231

		42,158,069

Software — 11.5%
Adobe Systems, Inc.*	185,407	20,124,076
Atlassian Corp. PLC (Australia) (Class A Stock)*(a)	12,528	375,464
Microsoft Corp.	452,642	26,072,179
Mobileye NV*(a)	74,763	3,182,662
Red Hat, Inc.*	143,454	11,595,387
salesforce.com, Inc.*	272,877	19,464,316
Splunk, Inc.*(a)	138,057	8,101,185
Workday, Inc. (Class A Stock)*(a)	117,459	10,769,816

		99,685,085

Specialty Retail — 7.1%
Home Depot, Inc. (The)	81,613	10,501,961
Industria de Diseno Textil SA (Spain)	585,947	21,725,790
O’Reilly Automotive, Inc.*	56,225	15,749,185
TJX Cos., Inc. (The)	135,524	10,134,485
Ulta Salon Cosmetics & Fragrance, Inc.*	16,709	3,976,408

		62,087,829

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	280,461	31,706,116

Textiles, Apparel & Luxury Goods — 4.2%
adidas AG (Germany)	88,574	15,405,266
lululemon athletica, Inc.*(a)	89,334	5,447,587
NIKE, Inc. (Class B Stock)	299,765	15,782,627

		36,635,480

TOTAL LONG-TERM INVESTMENTS
(cost $522,702,093)		866,736,504

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 15.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $7,216,942)(w)	7,216,942	$7,216,942
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $123,648,169)(b)(w)	123,648,169	123,648,169

TOTAL SHORT-TERM INVESTMENTS (cost $130,865,111)		130,865,111

TOTAL INVESTMENTS — 114.7% (cost $653,567,204)		997,601,615
Liabilities in excess of other assets — (14.7)%		(127,780,382)

NET ASSETS — 100.0%		$869,821,233

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $121,022,551; cash collateral of $123,591,604 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (w) Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$12,606,201	$—	$—
Air Freight & Logistics	4,305,163	—	—
Automobiles	7,607,871	—	—
Beverages	17,858,329	—	—
Biotechnology	84,115,675	—	—
Capital Markets	18,721,829	—	—
Chemicals	4,502,844	—	—
Communications Equipment	10,767,999	—	—
Energy Equipment & Services	8,349,475	—	—
Equity Real Estate Investment Trusts (REITs)	11,384,452	—	—
Food & Staples Retailing	11,807,019	—	—
Hotels, Restaurants & Leisure	37,584,095	—	—
Internet & Direct Marketing Retail	90,567,924	—	—
Internet Software & Services	113,253,209	28,032,432	—
IT Services	65,483,734	—	—
Life Sciences Tools & Services	8,224,476	—	—
Media	13,209,592	—	—
Oil, Gas & Consumable Fuels	11,564,595	—	—
Pharmaceuticals	34,517,011	—	—
Semiconductors & Semiconductor Equipment	42,158,069	—	—
Software	99,685,085	—	—
Specialty Retail	40,362,039	21,725,790	—
Technology Hardware, Storage & Peripherals	31,706,116	—	—
Textiles, Apparel & Luxury Goods	21,230,214	15,405,266	—
Affiliated Mutual Funds	130,865,111	—	—

Total	$932,438,127	$65,163,488	$—

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.1%
AFFILIATED MUTUAL FUNDS — 14.9%
AST Western Asset Core Plus Bond Portfolio*	1,528,901	$18,866,636
AST Western Asset Emerging Markets Debt Portfolio*	347,316	3,789,218

TOTAL AFFILIATED MUTUAL FUNDS (cost $21,346,749)(w)		22,655,854

COMMON STOCKS — 71.9%
Aerospace & Defense — 1.3%
Boeing Co. (The)	4,256	560,685
Curtiss-Wright Corp.	115	10,478
Engility Holdings, Inc.*	360	11,340
General Dynamics Corp.	1,905	295,580
L-3 Communications Holdings, Inc.	1,469	221,422
Lockheed Martin Corp.	1,238	296,773
Northrop Grumman Corp.	1,108	237,057
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	171	7,616
United Technologies Corp.	2,882	292,811

		1,933,762

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	3,965	279,374
Expeditors International of Washington, Inc.	253	13,035

		292,409

Airlines — 0.4%
Delta Air Lines, Inc.	4,569	179,836
Deutsche Lufthansa AG (Germany)	21,556	240,315
Southwest Airlines Co.	3,358	130,593

		550,744

Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	19,000	40,082
Cooper Tire & Rubber Co.	1,802	68,512
Delphi Automotive PLC (United Kingdom)	362	25,818
Halla Holdings Corp. (South Korea)	583	35,898
Hyundai Mobis Co. Ltd. (South Korea)	158	39,651
Johnson Controls International PLC	6,607	307,424
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,500	40,727
Lear Corp.	642	77,823
Nexen Tire Corp. (South Korea)	3,077	41,468
Tenneco, Inc.*	179	10,430
Tupy SA (Brazil)	13,600	58,295

		746,128

Automobiles — 0.2%
Astra International Tbk PT (Indonesia)	50,800	32,234
Ford Motor Co.	19,020	229,571
Harley-Davidson, Inc.(a)	1,638	86,142
Kia Motors Corp. (South Korea)	758	29,124

		377,071

Banks — 4.9%
Agricultural Bank of China Ltd. (China) (Class H Stock)	213,000	91,875
Aozora Bank Ltd. (Japan)	97,000	334,336
Banco do Brasil SA (Brazil)	2,400	16,944
Bangkok Bank PCL (Thailand), NVDR	14,800	69,672
Bank Central Asia Tbk PT (Indonesia)	25,700	30,999

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	$24,742
Bank of China Ltd. (China) (Class H Stock)	346,000	159,784
Bank of Communications Co. Ltd. (China) (Class H Stock)	90,000	69,223
Bank of Marin Bancorp	2,165	107,665
Bank Pekao SA (Poland)	487	15,768
Barclays Africa Group Ltd. (South Africa)	2,067	22,821
Bendigo & Adelaide Bank Ltd. (Australia)	19,024	157,782
Berkshire Hills Bancorp, Inc.	5,518	152,904
BOC Hong Kong Holdings Ltd. (Hong Kong) .	93,000	316,423
Brookline Bancorp, Inc.	6,088	74,213
Canadian Imperial Bank of Commerce (Canada)	4,500	348,935
Central Pacific Financial Corp.	4,329	109,047
China Construction Bank Corp. (China) (Class H Stock)	623,924	468,591
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	316,413	367,584
City Holding Co.	3,061	153,938
Commonwealth Bank of Australia (Australia) .	2,627	146,490
Danske Bank A/S (Denmark)	11,109	325,004
First Community Bancshares, Inc.	4,888	121,222
First Financial Corp.	2,170	88,276
First Financial Holding Co. Ltd. (Taiwan)	65,581	34,926
Gunma Bank Ltd. (The) (Japan)	61,500	279,384
Heritage Financial Corp.	8,297	148,931
HSBC Holdings PLC (United Kingdom)	34,792	261,522
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	123,192	63,220
Independent Bank Corp.	8,304	139,756
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	203,000	128,838
Investors Bancorp, Inc.	11,773	141,394
JPMorgan Chase & Co.	5,841	388,953
Mega Financial Holding Co. Ltd. (Taiwan)	72,000	50,789
National Bank of Canada (Canada)	9,800	347,495
Oversea-Chinese Banking Corp. Ltd. (Singapore)	44,000	280,419
Pacific Continental Corp.	4,631	77,893
Peoples Bancorp, Inc.	5,849	143,827
People’s United Financial, Inc.(a)	14,746	233,282
Public Bank Bhd (Malaysia)	12,700	60,896
Sierra Bancorp	5,552	104,155
Swedbank AB (Sweden) (Class A Stock)	15,347	360,602
Synovus Financial Corp.	798	25,959
Thanachart Capital PCL (Thailand), NVDR	62,000	72,589
Toronto-Dominion Bank (The) (Canada)	7,500	332,939
Union Bankshares Corp.	1,406	37,639

		7,489,646

Beverages — 1.0%
Ambev SA (Brazil)	3,200	19,551
Brown-Forman Corp. (Class B Stock)	912	43,265
Coca-Cola Amatil Ltd. (Australia)	24,770	195,315
Coca-Cola Co. (The)	5,991	253,539
Dr. Pepper Snapple Group, Inc.	3,309	302,145
Hite Jinro Co. Ltd. (South Korea)	2,341	48,053
PepsiCo, Inc.	2,786	303,033

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Suntory Beverage & Food Ltd. (Japan)	6,600	$285,373

		1,450,274

Biotechnology — 1.8%
Aduro Biotech, Inc.*	198	2,461
Agios Pharmaceuticals, Inc.*	374	19,755
Alkermes PLC*	791	37,201
Amgen, Inc.	3,365	561,316
Biogen, Inc.*	3,857	1,207,357
Gilead Sciences, Inc.	6,961	550,754
ImmunoGen, Inc.*	2,483	6,654
Ionis Pharmaceuticals, Inc.*(a)	1,787	65,476
PDL BioPharma, Inc.	6,075	20,351
ProQR Therapeutics NV (Netherlands)*	1,632	10,885
Spark Therapeutics, Inc.*	343	20,601
Vertex Pharmaceuticals, Inc.*	1,915	167,007

		2,669,818

Building Products
Dynasty Ceramic PCL (Thailand), NVDR	338,800	42,625
Owens Corning	517	27,603

		70,228

Capital Markets — 0.4%
Ameriprise Financial, Inc.	1,579	157,537
Cohen & Steers, Inc.	1,110	47,453
Coronation Fund Managers Ltd. (South Africa)	3,620	18,542
GAIN Capital Holdings, Inc.	17,250	106,605
Nasdaq, Inc.	181	12,225
Thomson Reuters Corp.	7,900	326,670

		669,032

Chemicals — 1.0%
Albemarle Corp.	149	12,738
E.I. du Pont de Nemours & Co.	3,356	224,751
Givaudan SA (Switzerland)	150	305,808
Huntsman Corp.	313	5,092
Innophos Holdings, Inc.	1,041	40,630
LyondellBasell Industries NV (Class A Stock)	7,004	564,942
PhosAgro PJSC (Russia), GDR, RegS	3,496	45,098
Potash Corp. of Saskatchewan, Inc. (Canada)	17,600	286,413
Stepan Co.	1,075	78,109

		1,563,581

Commercial Services & Supplies — 0.8%
ABM Industries, Inc.	3,577	142,007
Covanta Holding Corp.	7,576	116,595
Ennis, Inc.	7,879	132,761
McGrath RentCorp	955	30,283
Pitney Bowes, Inc.	243	4,413
Republic Services, Inc.	5,544	279,695
Waste Connections, Inc. (Canada)	3,497	261,226
Waste Management, Inc.	4,745	302,541

		1,269,521

Communications Equipment — 0.6%
ARRIS International PLC*	1,196	33,883
Cisco Systems, Inc.	9,564	303,370
Comtech Telecommunications Corp.	2,088	26,747

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Motorola Solutions, Inc.	3,888	$296,577
VTech Holdings Ltd. (Hong Kong)	24,100	275,587

		936,164

Construction & Engineering — 0.4%
Fluor Corp.	2,574	132,098
Skanska AB (Sweden) (Class B Stock)	15,471	361,445
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	4,596	51,662

		545,205

Construction Materials — 0.3%
Asia Cement Corp. (Taiwan)	29,000	25,402
Fletcher Building Ltd. (New Zealand)	45,729	358,125
Taiwan Cement Corp. (Taiwan)	23,000	26,234

		409,761

Consumer Finance — 0.3%
American Express Co.	3,613	231,376
Discover Financial Services	3,197	180,790
Navient Corp.	3,428	49,603
Nelnet, Inc. (Class A Stock)	806	32,538

		494,307

Containers & Packaging — 0.2%
Avery Dennison Corp.	55	4,278
Bemis Co., Inc.	855	43,614
Graphic Packaging Holding Co.	3,484	48,741
International Paper Co.	2,653	127,291
Packaging Corp. of America	517	42,011

		265,935

Diversified Consumer Services — 0.2%
Ascent Capital Group, Inc. (Class A Stock)*	890	20,621
Benesse Holdings, Inc. (Japan)	10,500	268,184
Capella Education Co.	1,372	79,631

		368,436

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	11,132	452,070
ATN International, Inc.	289	18,797
BCE, Inc. (Canada)	7,047	325,453
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	132,402	249,814
CenturyLink, Inc.(a)	9,860	270,460
Chunghwa Telecom Co. Ltd. (Taiwan)	16,000	56,428
Elisa OYJ (Finland)	5,550	204,537
HKT Trust & HKT Ltd. (Hong Kong)	234,000	329,055
Jasmine International PCL (Thailand), NVDR	192,400	40,045
KT Corp. (South Korea)	1,600	46,425
LG Uplus Corp. (South Korea)	6,584	70,413
Nippon Telegraph & Telephone Corp. (Japan)	6,800	311,005
Orange SA (France)	9,261	145,098
PCCW Ltd. (Hong Kong)	549,000	338,137
Proximus SADP (Belgium)	4,607	137,824
Singapore Telecommunications Ltd. (Singapore)	66,000	193,043
Swisscom AG (Switzerland)	396	188,365
TDC A/S (Denmark)*	47,527	279,904

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Deutschland Holding AG (Germany)	63,811	$257,282
Telekom Malaysia Bhd (Malaysia)	14,300	23,470
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	138,800	46,219
Telstra Corp. Ltd. (Australia)	65,477	261,065
Thaicom PCL (Thailand), NVDR	59,800	35,827
Verizon Communications, Inc.	5,760	299,405

		4,580,141

Electric Utilities — 2.9%
ALLETE, Inc.	2,473	147,440
American Electric Power Co., Inc.	4,187	268,847
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	16,000	137,999
Chugoku Electric Power Co., Inc. (The) (Japan)	11,300	142,090
CLP Holdings Ltd. (Hong Kong)	32,000	331,426
Duke Energy Corp.	2,863	229,154
El Paso Electric Co.	2,073	96,954
Entergy Corp.	3,378	259,194
Eversource Energy	5,239	283,849
Hokuriku Electric Power Co. (Japan)	12,300	149,888
IDACORP, Inc.	1,883	147,401
Korea Electric Power Corp. (South Korea)	1,303	63,829
NextEra Energy, Inc.	2,239	273,874
PNM Resources, Inc.	1,247	40,802
Portland General Electric Co.	3,402	144,891
Red Electrica Corp. SA (Spain)	14,190	306,173
Southern Co. (The)	5,471	280,662
Spark Infrastructure Group (Australia)	106,101	188,335
SSE PLC (United Kingdom)	14,635	297,173
Tenaga Nasional Bhd (Malaysia)	8,300	28,709
Terna Rete Elettrica Nazionale SpA (Italy)	56,432	290,883
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,000	25,718
Xcel Energy, Inc.	6,179	254,204

		4,389,495

Electrical Equipment — 0.3%
Eaton Corp. PLC	607	39,886
Emerson Electric Co.	4,025	219,403
Powell Industries, Inc.	3,105	124,355
Rockwell Automation, Inc.	277	33,888

		417,532

Electronic Equipment, Instruments & Components — 0.9%
AAC Technologies Holdings, Inc. (China)	5,500	55,572
Arrow Electronics, Inc.*	145	9,276
AVX Corp.	9,779	134,852
CDW Corp.	420	19,207
Corning, Inc.	3,289	77,785
Delta Electronics Thailand PCL (Thailand),
NVDR	18,100	41,507
Dolby Laboratories, Inc. (Class A Stock)	683	37,080
Fitbit, Inc. (Class A Stock)*	258	3,829
Hon Hai Precision Industry Co. Ltd.
(Taiwan)	29,205	73,908
Methode Electronics, Inc.	2,621	91,656
Nippon Electric Glass Co. Ltd. (Japan)	41,000	212,295

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Synnex Technology International Corp. (Taiwan)	27,300	$30,297
TE Connectivity Ltd. (Switzerland)	5,712	367,739
Tripod Technology Corp. (Taiwan)	34,000	75,874
Yageo Corp. (Taiwan)*	34,414	71,650

		1,302,527

Energy Equipment & Services — 0.4%
Core Laboratories NV	2,653	298,011
Frank’s International NV(a)	14,417	187,421
National Oilwell Varco, Inc.(a)	2,273	83,510
Weatherford International PLC*(a)	20,569	115,598

		684,540

Equity Real Estate Investment Trusts (REITs) — 1.8%
Care Capital Properties, Inc.	550	15,675
Digital Realty Trust, Inc.(a)	2,889	280,580
DuPont Fabros Technology, Inc.	2,563	105,724
Equity LifeStyle Properties, Inc.	3,642	281,090
Franklin Street Properties Corp.	5,458	68,771
GEO Group, Inc. (The)	945	22,472
Gramercy Property Trust	3,709	35,755
HCP, Inc.(a)	7,325	277,984
KLCCP Stapled Group (Malaysia)	27,500	51,480
Link REIT (Hong Kong)	33,000	243,609
LTC Properties, Inc.	1,597	83,028
Omega Healthcare Investors, Inc.(a)	6,443	228,404
Ryman Hospitality Properties, Inc.	1,155	55,625
Select Income REIT	1,497	40,269
Silver Bay Realty Trust Corp.	1,982	34,744
Tanger Factory Outlet Centers, Inc.	7,686	299,447
Ventas, Inc.	4,009	283,156
Welltower, Inc.	3,914	292,650
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	37,816

		2,738,279

Food & Staples Retailing — 2.6%
Aeon Co. Ltd. (Japan)	13,500	199,739
Casey’s General Stores, Inc.	1,190	142,979
Colruyt SA (Belgium)	4,832	268,349
Empire Co. Ltd. (Canada) (Class A Stock)	16,776	250,243
Eurocash SA (Poland)	2,963	32,955
FamilyMart UNY Holdings Co. Ltd. (Japan)	4,800	320,431
GS Retail Co. Ltd. (South Korea)	744	33,379
ICA Gruppen AB (Sweden)	8,553	282,534
J Sainsbury PLC (United Kingdom)	45,583	145,184
Koninklijke Ahold Delhaize NV (Netherlands).	14,537	331,096
Lawson, Inc. (Japan)	3,900	308,089
Metro, Inc. (Canada)	8,400	275,764
SpartanNash Co.	2,735	79,096
Sun Art Retail Group Ltd. (Hong Kong)	31,500	21,788
Sysco Corp.	5,459	267,546
Wal-Mart de Mexico SAB de CV (Mexico)	33,400	73,123
Wal-Mart Stores, Inc.	6,243	450,245
Whole Foods Market, Inc.	1,245	35,296
WM Morrison Supermarkets PLC (United Kingdom)	127,236	359,268
Woolworths Ltd. (Australia)	8,673	155,279

		4,032,383

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 3.1%
Archer-Daniels-Midland Co.	3,231	$136,251
B&G Foods, Inc.	2,624	129,048
Bunge Ltd.	4,218	249,832
Calavo Growers, Inc.	872	57,055
Cal-Maine Foods, Inc.(a)	2,724	104,983
ConAgra Foods, Inc.	6,354	299,337
Dean Foods Co.(a)	6,777	111,143
Fresh Del Monte Produce, Inc.	2,395	143,461
General Mills, Inc.	4,173	266,571
GFPT PCL (Thailand), NVDR	168,700	71,716
Gruma SAB de CV (Mexico) (Class B Stock)	4,655	61,070
Grupo Lala SAB de CV (Mexico)	19,200	36,638
Hershey Co. (The)	2,553	244,067
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	92,800	67,546
Indofood Sukses Makmur Tbk PT (Indonesia)	71,400	47,751
J&J Snack Foods Corp.	303	36,093
Kellogg Co.	3,530	273,469
Lancaster Colony Corp.	1,057	139,619
McCormick & Co., Inc.	2,977	297,462
Mondelez International, Inc. (Class A Stock)	11,689	513,147
Nestle SA (Switzerland)	4,100	323,753
NongShim Co. Ltd. (South Korea)	145	41,399
Pilgrim’s Pride Corp.	803	16,959
Pinnacle Foods, Inc.	5,379	269,864
Sanderson Farms, Inc.	1,435	138,234
Tate & Lyle PLC (United Kingdom)	34,220	332,163
Thai Union Group PCL (Thailand), NVDR	117,000	72,434
Thai Vegetable Oil PCL (Thailand), NVDR	52,000	45,817
Tyson Foods, Inc. (Class A Stock)	1,351	100,879
Uni-President China Holdings Ltd. (China)	48,000	34,198
Uni-President Enterprises Corp. (Taiwan)	19,720	37,103

		4,699,062

Gas Utilities — 0.9%
China Resources Gas Group Ltd. (China)	12,000	41,215
Enagas SA (Spain)	9,994	300,644
New Jersey Resources Corp.	1,814	59,608
Northwest Natural Gas Co.	2,069	124,368
ONE Gas, Inc.	1,801	111,374
Osaka Gas Co. Ltd. (Japan)	80,000	335,538
Petronas Gas Bhd (Malaysia)	4,900	25,930
Southwest Gas Corp.	1,969	137,554
Spire, Inc.	602	38,371
Tokyo Gas Co. Ltd. (Japan)	61,000	271,390

		1,445,992

Health Care Equipment & Supplies — 0.8%
Abaxis, Inc.	675	34,843
Baxter International, Inc.	6,917	329,250
Becton, Dickinson and Co.	1,586	285,052
Kossan Rubber Industries (Malaysia)	36,100	60,092
LeMaitre Vascular, Inc.	6,066	120,349
Medtronic PLC	2,112	182,477
ResMed, Inc.	1,882	121,935
St. Shine Optical Co. Ltd. (Taiwan)	3,000	70,077
Top Glove Corp. Bhd (Malaysia)	43,500	53,687
Wright Medical Group NV*	88	2,159

		1,259,921

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	3,325	$268,593
Anthem, Inc.	2,011	251,998
Cardinal Health, Inc.	3,635	282,439
Chemed Corp.	1,062	149,816
Express Scripts Holding Co.*	3,243	228,729
Fleury SA (Brazil)	6,700	80,203
HealthSouth Corp.	3,632	147,350
Life Healthcare Group Holdings Ltd. (South Africa)	9,006	24,915
Miraca Holdings, Inc. (Japan)	6,900	344,058
Molina Healthcare, Inc.*	1,616	94,245
Owens & Minor, Inc.	2,959	102,766
Quest Diagnostics, Inc.	3,710	313,977
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	38,747
UnitedHealth Group, Inc.	5,067	709,380
US Physical Therapy, Inc.	1,329	83,328

		3,120,544

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.(a)	3,105	80,916

Hotels, Restaurants & Leisure — 1.7%
Berjaya Sports Toto Bhd (Malaysia)	40,670	32,549
Bloomin’ Brands, Inc.	8,815	151,971
Bob Evans Farms, Inc.	3,022	115,743
Brinker International, Inc.	4,739	238,988
Carnival Corp.	2,285	111,554
Cheesecake Factory, Inc. (The)	2,612	130,757
Churchill Downs, Inc.	932	136,398
Cracker Barrel Old Country Store, Inc.(a)	695	91,893
Darden Restaurants, Inc.	3,615	221,672
DineEquity, Inc.	1,779	140,879
Jack in the Box, Inc.	739	70,900
Kangwon Land, Inc. (South Korea)	940	33,589
Marriott Vacations Worldwide Corp.	731	53,597
McDonald’s Corp.	2,241	258,522
MK Restaurants Group PCL (Thailand), NVDR	21,100	31,698
Papa John’s International, Inc.	1,789	141,063
Ruth’s Hospitality Group, Inc.	9,140	129,057
SeaWorld Entertainment, Inc.(a)	12,045	162,367
Texas Roadhouse, Inc.	1,662	64,868
Vail Resorts, Inc.	851	133,505
Wyndham Worldwide Corp.	986	66,387

		2,517,957

Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	7,235	241,747
Garmin Ltd.	594	28,577
Leggett & Platt, Inc.	708	32,271
NVR, Inc.*	4	6,559
Steinhoff International Holdings NV (Netherlands)	5,437	31,137
Whirlpool Corp.	237	38,432

		378,723

Household Products — 1.3%
Church & Dwight Co., Inc.	4,742	227,237
Clorox Co. (The)	2,215	277,274
Colgate-Palmolive Co.	3,881	287,737

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Energizer Holdings, Inc.	1,733	$86,581
Kimberly-Clark Corp.	2,116	266,912
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	162,700	368,031
Procter & Gamble Co. (The)(a)	3,117	279,751
Reckitt Benckiser Group PLC (United Kingdom)	2,545	239,597

		2,033,120

Independent Power & Renewable Electricity Producers — 0.2%
China Resources Power Holdings Co. Ltd. (China)	20,000	34,769
Engie Brasil Energia SA (Brazil)	12,100	144,137
Glow Energy PCL (Thailand), NVDR	19,900	45,955
Huaneng Power International, Inc. (China) (Class H Stock)	26,000	16,399
NRG Yield, Inc. (Class A Stock)	2,405	39,250
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	34,200	50,122

		330,632

Industrial Conglomerates — 0.8%
3M Co.	2,130	375,370
Alfa SAB de CV (Mexico) (Class A Stock)	27,086	42,187
Enka Insaat ve Sanayi A/S (Turkey)	23,845	34,878
General Electric Co.	9,744	288,617
Jardine Matheson Holdings Ltd. (Hong Kong)	5,339	323,597
LG Corp. (South Korea)	557	32,916
Siemens AG (Germany)	1,657	194,301

		1,291,866

Insurance — 5.5%
Admiral Group PLC (United Kingdom)	9,953	264,162
Aflac, Inc.	3,968	285,180
Ageas (Belgium)	5,024	183,695
Allied World Assurance Co. Holdings AG	6,852	276,958
Allstate Corp. (The)	3,441	238,048
American Financial Group, Inc.	3,368	252,600
AMERISAFE, Inc.	1,422	83,585
AmTrust Financial Services, Inc.	5,342	143,326
Aon PLC	836	94,042
Argo Group International Holdings Ltd.	2,322	131,007
Aspen Insurance Holdings Ltd. (Bermuda)	4,813	224,238
Assurant, Inc.	373	34,409
Assured Guaranty Ltd.	1,259	34,937
AXA SA (France)	15,773	335,370
Axis Capital Holdings Ltd.	5,080	275,996
Direct Line Insurance Group PLC (United Kingdom)	73,673	348,010
Dongbu Insurance Co. Ltd. (South Korea)	693	43,084
Endurance Specialty Holdings Ltd	461	30,172
Erie Indemnity Co. (Class A Stock)	1,255	128,098
Everest Re Group Ltd.	1,500	284,955
FBL Financial Group, Inc. (Class A Stock)	1,454	93,012
Fidelity & Guaranty Life(a)	6,377	147,883
First American Financial Corp.	2,881	113,166
Hannover Rueck SE (Germany)	2,877	308,403
Hanwha Life Insurance Co. Ltd. (South Korea)	12,576	65,947
Hiscox Ltd. (United Kingdom)	12,682	171,128

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Horace Mann Educators Corp.	2,743	$100,531
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	44,272
Infinity Property & Casualty Corp.	495	40,902
KB Insurance Co. Ltd. (South Korea)	1,457	36,139
Lancashire Holdings Ltd. (United Kingdom)	17,362	150,677
Maiden Holdings Ltd.	4,920	62,435
Marsh & McLennan Cos., Inc.	1,453	97,714
Mercury General Corp.	3,763	206,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,863	347,947
ProAssurance Corp.	167	8,764
RenaissanceRe Holdings Ltd. (Bermuda)	2,392	287,423
Safety Insurance Group, Inc.	611	41,071
Samsung Life Insurance Co. Ltd. (South Korea)	302	29,003
Swiss Re AG (Switzerland)	3,991	360,461
Talanx AG (Germany)	11,083	338,200
Travelers Cos., Inc. (The)	5,349	612,728
Tryg A/S (Denmark)	15,677	314,994
United Fire Group, Inc.	2,015	85,275
Unum Group	1,452	51,270
Validus Holdings Ltd.	5,322	265,142
Zurich Insurance Group AG (Switzerland)*	1,115	287,552

		8,360,311

Internet & Direct Marketing Retail — 0.2%
CJ O Shopping Co. Ltd. (South Korea)	326	47,787
HSN, Inc.	694	27,621
Liberty Interactive Corp. QVC Group (Class A Stock)*	3,654	73,116
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	837	18,288
Liberty Ventures (Class A Stock)*	821	32,733
PetMed Express, Inc.(a)	3,779	76,638

		276,183

Internet Software & Services — 0.6%
eBay, Inc.*	6,897	226,911
Facebook, Inc. (Class A Stock)*	2,429	311,568
Twitter, Inc.*(a)	13,107	302,116

		840,595

IT Services — 1.4%
Amdocs Ltd.	4,820	278,837
Booz Allen Hamilton Holding Corp.	4,531	143,225
Computer Sciences Corp.	4,845	252,958
Convergys Corp.	2,988	90,895
CSG Systems International, Inc.	3,221	133,124
DST Systems, Inc.	315	37,145
EVERTEC, Inc. (Puerto Rico)	6,602	110,782
Forrester Research, Inc.	2,858	111,176
Hackett Group, Inc. (The)	6,748	111,477
Infosys Ltd. (India), ADR	4,089	64,524
International Business Machines Corp.	1,690	268,457
Leidos Holdings, Inc.	648	28,045
Science Applications International Corp.	1,090	75,613
Teradata Corp.*	474	14,694
Western Union Co. (The)(a)	2,711	56,443
Wipro Ltd. (India), ADR(a)	4,977	48,327

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Xerox Corp.	29,591	$299,757

		2,125,479

Leisure Products — 0.2%
Mattel, Inc.(a)	8,876	268,765
Sturm Ruger & Co., Inc.(a)	1,604	92,647

		361,412

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	2,948	166,591

Machinery — 0.7%
Briggs & Stratton Corp.	7,407	138,141
Cummins, Inc.	533	68,304
Deere & Co.(a)	3,261	278,326
Douglas Dynamics, Inc.	1,670	53,340
Global Brass & Copper Holdings, Inc.	5,145	148,639
Graco, Inc.	77	5,698
Graham Corp.	4,762	90,954
Lincoln Electric Holdings, Inc.	260	16,281
Nordson Corp.	220	21,919
Oshkosh Corp.	255	14,280
Parker-Hannifin Corp.	177	22,219
Pentair PLC (United Kingdom)(a)	855	54,925
Stanley Black & Decker, Inc.	933	114,740
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	52,067
Wabtec Corp.	314	25,638

		1,105,471

Marine
Matson, Inc.	1,144	45,623

Media — 2.8%
AMC Networks, Inc. (Class A Stock)*	3,322	172,279
CBS Corp. (Class B Stock)	3,930	215,128
Comcast Corp. (Class A Stock)	10,701	709,904
Discovery Communications, Inc. (Class A Stock)*(a)	6,163	165,908
Discovery Communications, Inc. (Class C Stock)*	4,380	115,238
Gannett Co., Inc.	11,583	134,826
KT Skylife Co. Ltd. (South Korea)	1,767	25,786
Liberty Braves Group (Class A Stock)*	133	2,321
Liberty Braves Group (Class C Stock)*	244	4,241
Liberty Broadband Corp. (Class A Stock)*	573	40,202
Liberty Broadband Corp. (Class C Stock)*	1,127	80,558
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,103	37,700
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,973	65,188
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	269	7,422
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	360	10,098
Liberty Media Group (Class A Stock)*	372	10,658
Liberty Media Group (Class C Stock)*	675	18,995
Liberty SiriusXM Group (Class A Stock)*	1,536	52,193
Liberty SiriusXM Group (Class C Stock)*	2,720	90,875
Madison Square Garden Co. (The) (Class A Stock)*	790	133,834
Meredith Corp.(a)	1,160	60,308
MSG Networks, Inc. (Class A Stock)*	2,249	41,854

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Multiplus SA (Brazil)	5,200	$70,753
National CineMedia, Inc.	2,547	37,492
New Media Investment Group, Inc.	2,287	35,449
Omnicom Group, Inc.	744	63,240
Regal Entertainment Group (Class A Stock)	10,617	230,920
RTL Group SA (Luxembourg)	3,663	305,062
Scripps Networks Interactive, Inc. (Class A Stock)	3,785	240,310
SES SA (Luxembourg)	11,636	285,722
Sky PLC (United Kingdom)	16,911	195,999
Starz (Class A Stock)*	848	26,449
TEGNA, Inc.	1,615	35,304
Time Warner, Inc.	3,876	308,568
Twenty-First Century Fox, Inc. (Class A Stock)	9,022	218,513
Viacom, Inc. (Class B Stock)	369	14,059
World Wrestling Entertainment, Inc. (Class A Stock)	634	13,504

		4,276,860

Metals & Mining — 0.7%
AngloGold Ashanti Ltd. (South Africa)*	2,996	47,883
China Steel Corp. (Taiwan)	50,000	35,345
Compass Minerals International, Inc.(a)	2,842	209,455
DRDGOLD Ltd. (South Africa)	106,964	52,923
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	21,500
Freeport-McMoRan, Inc.	10,230	111,098
Gold Fields Ltd. (South Africa)	7,578	36,734
Kaiser Aluminum Corp.	639	55,267
Nucor Corp.	1,750	86,537
Royal Gold, Inc	3,525	272,941
Schnitzer Steel Industries, Inc. (Class A Stock)	4,209	87,968
Severstal PJSC (Russia), GDR, RegS	5,720	68,345

		1,085,996

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
American Capital Agency Corp.	13,178	257,498
Apollo Commercial Real Estate Finance, Inc.	3,443	56,362
Capstead Mortgage Corp.	2,792	26,329
Chimera Investment Corp.	12,683	202,294
CYS Investments, Inc.	3,805	33,180
Dynex Capital, Inc.	7,403	54,930
PennyMac Mortgage Investment Trust	8,832	137,603
Starwood Property Trust, Inc.	8,810	198,401

		966,597

Multiline Retail — 1.0%
Big Lots, Inc.(a)	3,134	149,649
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,133	213,601
Dollar General Corp.	374	26,176
Kohl’s Corp.	4,041	176,794
Macy’s, Inc.	6,099	225,967
Matahari Department Store Tbk PT (Indonesia)	47,900	68,015
Nordstrom, Inc.(a)	1,287	66,770
Target Corp.(a)	8,232	565,374

		1,492,346

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 1.1%
Avista Corp.	1,472	$61,515
Centrica PLC (United Kingdom)	101,353	299,675
Consolidated Edison, Inc.	3,264	245,779
Engie SA (France)	9,272	143,760
National Grid PLC (United Kingdom)	22,311	315,093
NiSource, Inc.	428	10,319
NorthWestern Corp.	603	34,691
Public Service Enterprise Group, Inc.	6,570	275,086
Unitil Corp.	1,582	61,793
WEC Energy Group, Inc.	4,485	268,562

		1,716,273

Oil, Gas & Consumable Fuels — 2.4%
Alliance Resource Partners LP, MLP	4,865	107,906
Anadarko Petroleum Corp.	9,553	605,278
Bangchak Petroleum PCL (The) (Thailand), NVDR	58,600	51,771
China Petroleum & Chemical Corp. (China) (Class H Stock)	36,000	26,577
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	13,776	27,228
CVR Refining LP, MLP	11,567	101,443
DCP Midstream Partners LP, MLP	4,780	168,877
Exxon Mobil Corp.	3,062	267,251
HollyFrontier Corp.	4,511	110,519
Keyera Corp. (Canada)	5,871	189,830
Kunlun Energy Co. Ltd. (China)	32,000	24,737
Newfield Exploration Co.*	5,804	252,242
ONEOK Partners LP, MLP	4,950	197,753
Pembina Pipeline Corp. (Canada)	5,900	179,795
PetroChina Co. Ltd. (China) (Class H Stock).	26,000	17,234
Polski Koncern Naftowy ORLEN SA (Poland)*	3,140	53,403
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	18,154	23,991
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	10,725	278,052
Sasol Ltd. (South Africa)	871	23,796
Star Petroleum Refining PCL (Thailand), NVDR	236,200	73,904
TC PipeLines LP, MLP	3,349	190,993
TOTAL SA (France)	3,096	147,248
Valero Energy Corp.	6,579	348,687
Williams Partners LP, MLP	4,197	156,086

		3,624,601

Paper & Forest Products — 0.1%
Schweitzer-Mauduit International, Inc.	3,432	132,338

Personal Products — 0.4%
Chlitina Holding Ltd. (China)	12,000	60,434
Coty, Inc. (Class A Stock)*(a)	8,595	201,983
Hengan International Group Co. Ltd. (China)	4,000	33,381
Unilever PLC (United Kingdom)	6,198	293,288

		589,086

Pharmaceuticals — 3.0%
Allergan PLC*	2,378	547,677
AstraZeneca PLC (United Kingdom)	2,305	149,252
China Shineway Pharmaceutical Group Ltd. (China)	21,000	21,682

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Chugai Pharmaceutical Co. Ltd. (Japan)	5,700	$206,022
Consun Pharmaceutical Group Ltd. (China)	125,000	73,216
Formosa Laboratories, Inc. (Taiwan)	25,000	72,208
GlaxoSmithKline PLC (United Kingdom)	8,099	172,496
Johnson & Johnson	2,560	302,413
Mallinckrodt PLC*	202	14,096
Merck & Co., Inc.	4,849	302,626
Mitsubishi Tanabe Pharma Corp. (Japan)	15,600	334,128
Novartis AG (Switzerland)	1,846	145,687
Otsuka Holdings Co. Ltd. (Japan)	7,000	319,079
Pfizer, Inc.	9,010	305,169
Roche Holding AG (Switzerland)	1,253	311,369
Sanofi (France)	3,889	296,153
Santen Pharmaceutical Co. Ltd. (Japan)	13,700	202,299
Shionogi & Co. Ltd. (Japan)	3,200	163,947
Teva Pharmaceutical Industries Ltd. (Israel), ADR	7,013	322,668
Tsumura & Co. (Japan)	7,000	199,276
Valeant Pharmaceuticals International, Inc.*	1,699	41,710

		4,503,173

Professional Services — 0.1%
Insperity, Inc.	2,101	152,617
ManpowerGroup, Inc.	441	31,867
Resources Connection, Inc.	2,899	43,311

		227,795

Real Estate Management & Development — 0.8%
China Evergrande Group (China)	47,000	32,116
China Overseas Land & Investment Ltd. (China)	21,491	73,886
Daito Trust Construction Co. Ltd. (Japan)	2,200	351,867
LPN Development PCL (Thailand), NVDR	81,400	26,804
Pruksa Real Estate PCL (Thailand), NVDR	84,200	58,573
PSP Swiss Property AG (Switzerland)	1,882	179,334
Quality Houses PCL (Thailand), NVDR	1,000,200	70,572
SP Setia Bhd Group (Malaysia)	60,800	51,269
Swiss Prime Site AG (Switzerland)*	3,486	306,139

		1,150,560

Road & Rail — 0.3%
Avis Budget Group, Inc.*	267	9,134
ComfortDelGro Corp. Ltd. (Singapore)	126,500	261,663
West Japan Railway Co. (Japan)	3,400	210,916

		481,713

Semiconductors & Semiconductor Equipment — 3.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	24,000	28,823
Applied Materials, Inc.	4,133	124,610
Broadcom Ltd. (Singapore)	3,175	547,751
Cohu, Inc.	8,269	97,078
Cree, Inc.*	6,632	170,575
Intel Corp.	9,991	377,160
Marvell Technology Group Ltd. (Bermuda)	9,325	123,743
Maxim Integrated Products, Inc.	7,602	303,548
MKS Instruments, Inc.	2,686	133,575
Novatek Microelectronics Corp. (Taiwan)	88,000	311,805
Powertech Technology, Inc. (Taiwan)	28,000	72,769
QUALCOMM, Inc.	9,415	644,927
Siliconware Precision Industries Co. Ltd. (Taiwan)	225,000	337,952

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Sitronix Technology Corp. (Taiwan)	22,000	$72,916
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	99,104	582,548
Tessera Technologies, Inc.	3,573	137,346
Texas Instruments, Inc.	4,009	281,352
Xilinx, Inc	2,806	152,478

		4,500,956

Software — 0.9%
Asseco Poland SA (Poland)	4,608	67,178
Autodesk, Inc.*	2,870	207,587
CA, Inc.	6,282	207,809
Citrix Systems, Inc.*	2,273	193,705
Epiq Systems, Inc	3,783	62,382
Microsoft Corp.	7,641	440,122
Monotype Imaging Holdings, Inc.	1,627	35,973
Nuance Communications, Inc.*	8,262	119,799

		1,334,555

Specialty Retail — 2.0%
Aaron’s, Inc.	5,611	142,632
Abercrombie & Fitch Co. (Class A Stock)	5,986	95,118
American Eagle Outfitters, Inc.(a)	4,450	79,477
AutoNation, Inc.*	560	27,278
Bed Bath & Beyond, Inc.	1,396	60,182
Best Buy Co., Inc.	1,705	65,097
Big 5 Sporting Goods Corp.	13,239	180,315
CarMax, Inc.*(a)	1,054	56,231
Chico’s FAS, Inc.	7,993	95,117
Children’s Place, Inc. (The)(a)	1,881	150,235
DSW, Inc. (Class A Stock)	9,526	195,092
Finish Line, Inc. (The) (Class A Stock)	6,246	144,158
GameStop Corp. (Class A Stock)(a)	5,236	144,461
Gap, Inc. (The)(a)	3,416	75,972
GNC Holdings, Inc. (Class A Stock)	6,687	136,549
Guess?, Inc.	1,882	27,496
Nitori Holdings Co. Ltd. (Japan)	2,600	311,669
Penske Automotive Group, Inc.	111	5,348
Rent-A-Center, Inc.	12,248	154,815
Ross Stores, Inc.	3,736	240,225
Shoe Carnival, Inc.	1,152	30,712
Staples, Inc.	15,601	133,389
Urban Outfitters, Inc.*	807	27,858
USS Co. Ltd. (Japan)	12,109	204,939
Williams-Sonoma, Inc.	3,648	186,340

		2,970,705

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	10,193	1,152,318
Foxconn Technology Co. Ltd. (Taiwan)	12,231	36,065
Hewlett Packard Enterprise Co.	6,149	139,890
HP, Inc.	7,447	115,652
Lite-On Technology Corp. (Taiwan)	26,245	37,943
Neopost SA (France)	5,717	154,546
Pegatron Corp. (Taiwan)	12,000	31,056
Samsung Electronics Co. Ltd. (South Korea)	171	249,106
Seagate Technology PLC(a)	12,428	479,099
Western Digital Corp.	6,158	360,058
Wistron Corp. (Taiwan)	35,934	26,802

		2,782,535

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	7,104	$259,722
Culp, Inc.	2,217	66,000
Li & Fung Ltd. (Hong Kong)	496,000	255,573
Michael Kors Holdings Ltd.*	1,313	61,435
Movado Group, Inc.	5,463	117,345
Wolverine World Wide, Inc.	2,853	65,705
Xtep International Holdings Ltd. (China)	147,000	68,882
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	82,100	339,307

		1,233,969

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	3,689	53,859
New York Community Bancorp, Inc.	3,474	49,435
Northfield Bancorp, Inc.	2,353	37,883
Oritani Financial Corp.	3,269	51,389
Territorial Bancorp, Inc.	3,996	114,525

		307,091

Tobacco — 1.0%
Altria Group, Inc.	3,808	240,780
British American Tobacco Malaysia Bhd (Malaysia)	3,500	41,583
British American Tobacco PLC (United Kingdom)	5,066	323,088
Imperial Brands PLC (United Kingdom)	6,689	344,285
Japan Tobacco, Inc. (Japan)	6,100	249,705
KT&G Corp. (South Korea)	557	63,431
Reynolds American, Inc.	1,891	89,161
Vector Group Ltd.(a)	6,491	139,751

		1,491,784

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	2,469	115,401
Kaman Corp.	2,450	107,604
Mitsui & Co. Ltd. (Japan)	26,500	367,261
MSC Industrial Direct Co., Inc. (Class A Stock)	1,659	121,787
NOW, Inc.*	2,781	59,597
Sumitomo Corp. (Japan)	28,600	320,167
United Rentals, Inc.*	552	43,326
W.W. Grainger, Inc.(a)	336	75,546

		1,210,689

Transportation Infrastructure — 0.4%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	284,000	323,739
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	49,434
Hutchison Port Holdings Trust (Hong Kong), UTS	526,300	234,203
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	40,000	42,225
TAV Havalimanlari Holding A/S (Turkey)	7,478	30,824

		680,425

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	38,000	60,703
Severn Trent PLC (United Kingdom)	10,064	326,554
TTW PCL (Thailand), NVDR	113,800	35,519

		422,776

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 1.1%
China Mobile Ltd. (China)	2,500	$30,711
DiGi.Com Bhd (Malaysia)	15,700	18,908
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	44,924
Intouch Holdings PCL (Thailand), NVDR	14,700	22,920
KDDI Corp. (Japan)	10,400	322,213
NTT DOCOMO, Inc. (Japan)	12,000	304,836
Rogers Communications, Inc. (Canada) (Class B Stock)	7,100	301,220
SK Telecom Co. Ltd. (South Korea)	320	65,613
StarHub Ltd. (Singapore)	64,600	163,118
Taiwan Mobile Co. Ltd. (Taiwan)	90,000	323,596
Vodacom Group Ltd. (South Africa)	2,582	29,010

		1,627,069

TOTAL COMMON STOCKS (cost $106,197,244)		109,497,209

EXCHANGE TRADED FUNDS — 1.3%
iShares MSCI ACWI ex US ETF	25,000	1,037,000
iShares MSCI Emerging Markets ETF	5,059	189,460
iShares Russell 2000 ETF(a)	5,531	687,005

TOTAL EXCHANGE TRADED FUNDS (cost $1,812,867)		1,913,465

PREFERRED STOCKS
Electric Utilities
Cia Energetica de Minas Gerais (Brazil) (PRFC)	4,500	11,872

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	7,400	23,892

TOTAL PREFERRED STOCKS (cost $47,530)		35,764

TOTAL LONG-TERM INVESTMENTS (cost $129,404,390)		134,102,292

	Shares	Value
SHORT-TERM INVESTMENTS —16.9%
AFFILIATED MUTUAL FUNDS — 7.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,393,774)(w)	5,393,774	$5,393,774
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $5,993,341)(b)(w)	5,993,341	5,993,341

TOTAL AFFILIATED MUTUAL FUNDS
(cost $11,387,115)		11,387,115

UNAFFILIATED FUND — 0.8%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $1,250,384)	1,250,384	1,250,384

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 8.6%
U.S. Treasury Bills
0.248%	12/29/16	2,000	1,998,649
0.330%	12/29/16	1,000	999,324
0.331%	12/29/16	10,015	10,008,300

TOTAL U.S. TREASURY OBLIGATIONS
(cost $13,005,019)			13,006,273

TOTAL SHORT-TERM INVESTMENTS
(cost $25,642,518)			25,643,772

TOTAL INVESTMENTS — 105.0%
(cost $155,046,908)			159,746,064

Liabilities in excess of other assets(z) — (5.0)%			(7,541,638)

NET ASSETS — 100.0%			$152,204,426

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,848,820; cash collateral of $5,990,675 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
140	S&P 500 E-Mini Index	Dec. 2016	$15,061,780	$15,122,800	$61,020

Cash of $646,800 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$34,042,969	$—	$—
Common Stocks	72,346,482	37,150,727	—
Exchange Traded Funds	1,913,465	—	—
Preferred Stocks	35,764	—	—
U.S. Treasury Obligations	—	13,006,273	—
Unaffiliated Fund	1,250,384	—	—
Other Financial Instruments*
Futures Contracts	61,020	—	—

Total	$109,650,084	$50,157,000	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$61,020

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Air Freight & Logistics — 5.4%
Expeditors International of Washington, Inc.	1,387,120	$71,464,422
United Parcel Service, Inc. (Class B Stock)(a)	592,121	64,754,353

		136,218,775

Beverages — 8.0%
Coca-Cola Co. (The)	1,945,019	82,313,204
Monster Beverage Corp.*	689,488	101,223,733
SABMiller PLC (United Kingdom), ADR(a)	323,669	18,801,932

		202,338,869

Biotechnology — 4.2%
Amgen, Inc.	318,341	53,102,462
Regeneron Pharmaceuticals, Inc.*	131,347	52,804,121

		105,906,583

Capital Markets — 4.6%
FactSet Research Systems, Inc.(a)	276,553	44,829,241
Greenhill & Co., Inc.(a)	290,236	6,840,863
SEI Investments Co.	1,430,470	65,243,737

		116,913,841

Communications Equipment — 5.0%
Cisco Systems, Inc.	3,938,199	124,919,672

Consumer Finance — 1.2%
American Express Co.	481,362	30,826,423

Energy Equipment & Services — 2.4%
Schlumberger Ltd.	780,416	61,371,914

Food Products — 3.6%
Danone SA (France), ADR(a)	6,114,753	90,804,082

Health Care Equipment & Supplies — 2.5%
Varian Medical Systems, Inc.*(a)	627,798	62,484,735

Health Care Technology — 2.6%
Cerner Corp.*	1,076,063	66,446,890

Hotels, Restaurants & Leisure — 2.6%
Yum! Brands, Inc.	710,465	64,517,327

Household Products — 3.5%
Procter & Gamble Co. (The)	976,228	87,616,463

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.*	218,553	182,996,613

Internet Software & Services — 17.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,287,113	136,163,684
Alphabet, Inc. (Class C Stock)*	89,607	69,650,625
Alphabet, Inc. (Class A Stock)*	89,439	71,914,322
Facebook, Inc. (Class A Stock)*	1,269,270	162,809,263

		440,537,894

IT Services — 5.7%
Automatic Data Processing, Inc.	230,913	20,366,527
Visa, Inc. (Class A Stock)(a)	1,502,450	124,252,615

		144,619,142

Machinery — 1.8%
Deere & Co.(a)	534,506	45,620,087

Pharmaceuticals — 6.4%
Merck & Co., Inc.	545,448	34,041,410
Novartis AG (Switzerland), ADR(a)	676,535	53,419,204

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Novo Nordisk A/S (Denmark), ADR	1,802,685	$74,973,669

		162,434,283

Semiconductors & Semiconductor Equipment — 4.9%
Analog Devices, Inc.	155,863	10,045,370
QUALCOMM, Inc.	1,668,628	114,301,018

		124,346,388

Software — 9.4%
Autodesk, Inc.*	989,278	71,554,478
Microsoft Corp.	1,055,729	60,809,990
Oracle Corp.	2,695,915	105,895,541

		238,260,009

TOTAL LONG-TERM INVESTMENTS (cost $1,884,989,825)		2,489,179,990

SHORT-TERM INVESTMENTS — 18.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $53,700,079)(w)	53,700,079	53,700,079
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $422,035,838)(b)(w)	422,035,838	422,035,838

TOTAL SHORT-TERM INVESTMENTS (cost $475,735,917)		$475,735,917

TOTAL INVESTMENTS — 117.4% (cost $2,360,725,742)		2,964,915,907
Liabilities in excess of other assets — (17.4)%		(440,261,196)

NET ASSETS — 100.0%		$2,524,654,711

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $412,950,872; cash collateral of $421,853,212 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$ 136,218,775	$ —	$ —
Beverages	202,338,869	—	—
Biotechnology	105,906,583	—	—
Capital Markets	116,913,841	—	—
Communications Equipment	124,919,672	—	—
Consumer Finance	30,826,423	—	—
Energy Equipment & Services	61,371,914	—	—
Food Products	90,804,082	—	—
Health Care Equipment & Supplies	62,484,735	—	—
Health Care Technology	66,446,890	—	—
Hotels, Restaurants & Leisure	64,517,327	—	—
Household Products	87,616,463	—	—
Internet & Direct Marketing Retail	182,996,613	—	—
Internet Software & Services	440,537,894	—	—
IT Services	144,619,142	—	—
Machinery	45,620,087	—	—
Pharmaceuticals	162,434,283	—	—
Semiconductors & Semiconductor Equipment	124,346,388	—	—
Software	238,260,009	—	—
Affiliated Mutual Funds	475,735,917	—	—

Total	$2,964,915,907	$ —	$ —

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 107.9%

ASSET-BACKED SECURITIES — 19.9%

Collateralized Loan Obligations — 4.8%
ALM XIV Ltd. (Cayman Islands), Series 2014-14A, Class A1, 144A	2.173%	(c)	07/28/26	7,000	$7,003,476
Apollo Credit Funding IV Ltd. (Cayman Islands), Series 4A, Class A1, 144A	2.150%	(c)	04/15/27	3,000	3,003,842
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406%	(c)	10/15/28	5,000	4,994,386
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.829%	(c)	04/18/25	1,325	1,323,816
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 144A	2.162%	(c)	10/15/25	7,350	7,349,885
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 144A	2.057%	(c)	01/30/25	6,500	6,473,761
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 144A	2.082%	(c)	10/29/25	7,050	7,046,296
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1L, 144A	2.305%	(c)	05/24/26	7,000	7,013,593
CIFC Funding V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.259%	(c)	01/17/27	5,000	5,026,795
KKR CLO 11 Ltd. (Cayman Islands), Series 11, Class A, 144A	2.200%	(c)	04/15/27	5,300	5,305,922
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1A, 144A	2.353%	(c)	10/18/28	4,500	4,500,855
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 144A	2.201%	(c)	05/20/23	6,093	6,105,373
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.140%	(c)	07/15/27	8,500	8,468,619
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.129%	(c)	07/17/26	8,250	8,218,507
OHA Loan Funding Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.317%	(c)	02/15/27	5,450	5,452,479
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.222%	(c)	07/22/27	5,800	5,798,925
Sound Point CLO IV Ltd. (Cayman Islands), Series 2013-3A, Class A, 144A	2.067%	(c)	01/21/26	11,250	11,209,883

					104,296,413

Non-Residential Mortgage-Backed Securities — 15.1%
Ally Master Owner Trust, Series 2012-5, Class A	1.540%		09/15/19	5,544	5,564,022
Ally Master Owner Trust, Series 2014-5, Class A2	1.600%		10/15/19	5,455	5,477,651
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	2,956	3,024,690
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class C	1.570%		01/08/19	708	709,415
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class A3	0.940%		02/08/19	2,024	2,020,584
Americredit Automobile Receivables Trust, Series 2014-4, Class A3	1.270%		07/08/19	4,281	4,283,038
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3	1.540%		03/09/20	2,322	2,327,593
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A	1.420%		10/08/19	1,518	1,519,919
Ascentium Equipment Receivables Trust, Series 2016-1A, Class A1, 144A	0.950%		04/10/17	1,351	1,350,530

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Avis Budget Rental Car Funding AESOP LLC, Series 2011-3A, Class A, 144A	3.410%		11/20/17	650	$651,483
Avis Budget Rental Car Funding AESOP LLC, Series 2011-5A, Class A, 144A	3.270%		02/20/18	1,629	1,635,563
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	2.802%		05/20/18	7,084	7,122,992
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	5,227	5,225,680
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	4,691	4,738,750
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	3,325	3,358,163
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,834	3,880,105
BMW Vehicle Lease Trust, Series 2015-1, Class A3	1.240%		12/20/17	4,705	4,711,380
BMW Vehicle Owner Trust, Series 2013-A, Class A4	1.120%		04/27/20	711	711,542
BMW Vehicle Owner Trust, Series 2016-A, Class A4	1.370%		12/25/22	1,268	1,271,733
California Republic Auto Receivables Trust, Series 2014-3, Class B	2.660%		08/17/20	1,902	1,927,650
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%		09/15/21	472	480,798
California Republic Auto Receivables Trust, Series 2016-1, Class A2	1.500%		12/17/18	2,920	2,925,477
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%		07/15/20	907	910,505
California Republic Auto Receivables Trust, Series 2016-2, Class A4	1.830%		12/15/21	1,188	1,197,356
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3	1.090%		03/20/18	915	914,484
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%		07/22/19	5,995	6,065,501
Capital Auto Receivables Asset Trust, Series 2015-2, Class A1A	0.990%		10/20/17	3,094	3,094,675
Capital Auto Receivables Asset Trust, Series 2016-2, Class A3	1.460%		06/22/20	1,800	1,799,611
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4	1.630%		01/20/21	945	944,238
Capital One Multi-Asset Execution Trust, Series 2014-A1, Class A1	0.880%	(c)	11/15/19	9,055	9,059,151
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2	1.260%		01/15/20	1,592	1,594,296
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.390%		01/15/21	1,861	1,869,454
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1	0.974%	(c)	02/15/22	6,823	6,864,768
CarFinance Capital Auto Trust, Series 2014-1A, Class A, 144A	1.460%		12/17/18	26	26,095
CarMax Auto Owner Trust, Series 2014-1, Class A4	1.320%		07/15/19	1,619	1,622,157
CarMax Auto Owner Trust, Series 2015-2, Class A2A	0.820%		06/15/18	563	562,661
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%		03/16/20	983	985,591

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
CarMax Auto Owner Trust, Series 2015-4, Class A3	1.560%	11/16/20	1,868	$1,879,563
CarMax Auto Owner Trust, Series 2016-1, Class A2A	1.300%	04/15/19	2,943	2,947,808
Carmax Auto Owner Trust, Series 2016-3, Class A2	1.170%	08/15/19	3,615	3,618,078
Carmax Auto Owner Trust, Series 2016-3, Class A3	1.390%	05/17/21	3,617	3,626,995
Carmax Auto Owner Trust, Series 2016-3, Class A4	1.600%	01/18/22	3,843	3,863,149
Chase Issuance Trust, Series 2014-A1, Class A1	1.150%	01/15/19	7,091	7,095,256
Chase Issuance Trust, Series 2015-A2, Class A2	1.590%	02/18/20	1,401	1,409,439
Chase Issuance Trust, Series 2016-A5, Class A5	1.270%	07/15/21	6,290	6,289,758
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%	06/15/28	2,350	2,358,810
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%	04/15/19	2,208	2,213,044
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%	02/15/22	979	992,751
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%	02/22/19	4,834	4,835,568
CNH Equipment Trust, Series 2014-C, Class A3	1.050%	11/15/19	1,335	1,333,921
CNH Equipment Trust, Series 2015-B, Class A4	1.890%	04/15/22	2,416	2,445,390
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%	03/15/22	1,250	1,330,305
Dell Equipment Finance Trust, Series 2015-2, Class A3, 144A	1.720%	09/22/20	1,055	1,059,294
Dell Equipment Finance Trust, Series 2016-1, Class A3, 144A	1.650%	07/22/21	414	415,871
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%	05/22/28	149	151,023
Discover Card Execution Note Trust, Series 2013-A5, Class A5	1.040%	04/15/19	1,946	1,945,999
Discover Card Execution Note Trust, Series 2014-A3, Class A3	1.220%	10/15/19	11,610	11,626,815
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%	04/17/23	3,657	3,761,242
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 144A	3.200%	01/25/40	2,232	2,289,208
Drive Auto Receivables Trust, Series 2015-AA, Class B, 144A	2.280%	06/17/19	1,534	1,536,814
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%	05/17/21	912	922,135
Drive Auto Receivables Trust, Series 2015-CA, Class B, 144A	2.230%	09/16/19	1,149	1,151,477
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%	11/15/21	2,200	2,240,504
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%	01/17/23	2,271	2,350,745
Drive Auto Receivables Trust, Series 2016-BA, Class A2, 144A	1.380%	08/15/18	5,039	5,041,004
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 144A	1.670%	07/15/19	4,138	4,131,645
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%	10/22/21	4,207	4,227,412
First Investors Auto Owner Trust, Series 2013-2A, Class D, 144A	3.580%	06/15/20	1,074	1,082,165

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 144A	1.590%	12/16/19	1,887	$1,887,598
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A	1.530%	11/16/20	2,903	2,904,219
Ford Credit Auto Owner Trust, Series 2014-C, Class A3	1.060%	05/15/19	3,602	3,604,400
Ford Credit Auto Owner Trust, Series 2016-B, Class A2A	1.080%	03/15/19	4,888	4,887,264
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A	1.920%	01/15/19	3,735	3,745,615
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1	1.200%	02/15/19	3,634	3,636,192
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A3, 144A	1.220%	01/22/18	1,346	1,346,559
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%	05/15/20	2,546	2,544,329
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.990%	09/17/18	3,518	3,518,637
Honda Auto Receivables Owner Trust, Series 2015-1, Class A3	1.050%	10/15/18	3,958	3,959,283
Hyundai Auto Receivables Trust, Series 2012-C, Class A4	0.730%	06/15/18	67	67,309
Hyundai Auto Receivables Trust, Series 2013-B, Class A4	1.010%	02/15/19	1,072	1,072,550
John Deere Owner Trust, Series 2014-A, Class A3	0.920%	04/16/18	1,016	1,015,090
Leaf Receivables Funding 10 LLC, Series 2015-1, Class A4, 144A	2.030%	08/17/20	3,490	3,494,556
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A4, 144A	1.570%	08/15/18	2,443	2,446,374
Macquarie Equipment Funding Trust, Series 2014-A, Class A3, 144A	1.230%	07/20/21	3,479	3,473,669
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2A	1.340%	07/16/18	3,870	3,874,807
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A	1.110%	03/15/19	7,083	7,083,956
MMAF Equipment Finance LLC, Series 2016-AA, Class A5, 144A	2.210%	12/15/32	1,620	1,649,835
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	2.740%	04/15/21	3,308	3,311,141
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%	06/15/21	2,943	2,933,236
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%	03/18/26	1,799	1,817,325
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%	02/20/29	1,188	1,218,228
Porsche Financial Auto Securitization Trust, Series 2014-1, Class A4, 144A	1.140%	12/23/21	8,468	8,471,812
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%	11/15/19	4,147	4,176,220
Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.130%	08/17/20	9,420	9,469,790
Santander Drive Auto Receivables Trust, Series 2014-4, Class B	1.820%	05/15/19	2,179	2,183,225

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%		04/15/21	333	$337,149
Santander Drive Auto Receivables Trust, Series 2015-5, Class A3	1.580%		09/16/19	2,239	2,245,254
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A	1.380%		07/15/19	2,224	2,227,426
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%		02/16/21	960	966,873
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 144A	3.774%	(c)	05/16/44	2,413	2,520,014
SLM Private Education Loan Trust, Series 2012-A, Class A1, 144A	1.924%	(c)	08/15/25	82	81,800
SLM Private Education Loan Trust, Series 2012-E, Class A1, 144A	1.274%	(c)	10/16/23	951	951,530
SLM Student Loan Trust, Series 2011-1, Class A1	1.045%	(c)	03/25/26	358	356,102
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	10,481	10,504,659
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,600	4,561,754
Synchrony Credit Card Master Note Trust, Series 2016-2, Class B^	2.550%		05/15/24	2,542	2,587,279
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%		12/16/19	4,796	4,803,370
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 144A	1.390%		11/15/19	4,464	4,463,694
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A4, 144A	2.030%		02/15/22	3,132	3,133,056
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A	1.020%		10/15/18	2,845	2,845,984
Wells Fargo Dealer Floorplan Master Note Trust, Series 2012-2, Class A	1.282%	(c)	04/22/19	1,097	1,099,716
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A3	1.160%		09/15/17	1,890	1,891,279

					327,972,647

TOTAL ASSET-BACKED SECURITIES (cost $431,236,996)					432,269,060

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.743%	(c)	12/05/32	800	825,701
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.307%	(c)	04/10/48	8,556	586,704
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%		02/10/49	3,230	2,257,548
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class C	4.998%	(c)	04/15/49	1,200	1,304,675
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804%	(c)	04/15/49	1,018	727,060
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class C	4.134%	(c)	07/10/49	2,474	2,521,124
COMM Mortgage Trust, Series 2014-CR19, Class XA, IO	1.431%	(c)	08/10/47	5,910	369,806
COMM Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.208%	(c)	12/10/47	32,840	1,920,214
COMM Mortgage Trust, Series 2015-LC23, Class C	4.801%	(c)	10/10/53	2,238	2,327,452
COMM Mortgage Trust, Series 2015-LC23, Class D, 144A	3.801%	(c)	10/10/53	3,488	2,870,294
COMM Mortgage Trust, Series 2015-PC1, Class AM	4.290%		07/10/50	2,165	2,358,413
COMM Mortgage Trust, Series 2015-PC1, Class B	4.591%	(c)	07/10/50	1,122	1,186,676

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COMM Mortgage Trust, Series 2015-PC1, Class C	4.591%	(c)	07/10/50	2,076	$1,870,614
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class C	4.352%	(c)	06/15/57	1,240	1,239,709
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.535%	(c)	06/10/34	1,634	1,540,806
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.343%	(c)	02/25/32	27,060	4,696,805
FREMF Mortgage Trust, Series 2014-K503, Class B, 144A	3.079%	(c)	10/25/47	2,005	2,031,140
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 144A	3.495%	(c)	12/15/34	1,200	1,206,441
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%		02/16/45	5,037	5,070,824
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%		04/16/47	414	415,047
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%		01/16/46	1,719	1,733,748
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900%	(c)	11/16/55	3,199	3,275,482
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900%	(c)	02/16/49	4,434	4,564,499
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900%	(c)	02/16/53	926	954,995
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class D, 144A	3.479%		01/10/30	207	207,450
GS Mortgage Securities Trust, Series 2014-GC26, Class D, 144A	4.661%	(c)	11/10/47	588	478,593
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.244%	(c)	11/10/47	19,519	1,251,251
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.559%	(c)	07/10/48	799	826,755
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class B7, 144A	4.666%		08/05/34	2,753	2,857,284
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class D7, 144A	5.331%	(c)	08/05/34	2,443	2,346,206
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%		08/05/34	675	726,458
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.395%	(c)	04/15/47	5,879	232,065
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.435%	(c)	04/15/47	1,697	37,136
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class D, 144A	4.070%	(c)	01/15/48	565	454,932
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.456%	(c)	07/15/48	644	586,496
Motel 6 Trust, Series 2015-MTL6, Class D, 144A	4.532%		02/05/30	1,500	1,504,988
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1, 144A	3.872%	(c)	01/05/43	6,844	7,086,863
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B, 144A	4.144%	(c)	01/05/43	10,850	11,481,211
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(c)	07/15/45	1,802	1,800,781

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C	4.176%		07/15/48	4,484	$4,507,117
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.274%	(c)	05/15/48	3,250	2,594,192
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.904%	(c)	06/15/48	9,900	464,118
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	5.045%	(c)	01/15/59	1,571	1,215,858
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.345%	(c)	05/15/47	11,782	690,864
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.733%	(c)	05/15/47	2,346	97,028
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.087%	(c)	11/15/47	27,793	1,524,438
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.434%	(c)	11/15/47	63,715	1,562,547

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $89,409,394)					92,390,408

CORPORATE BONDS — 18.7%

Agriculture — 0.1%
Reynolds American, Inc., Gtd. Notes	8.125%		05/01/40	1,955	2,786,567

Auto Manufacturers — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	1,323	1,621,393
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	1,807	2,390,112
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	5,325	6,406,944

					10,418,449

Banks — 4.3%
Banco de Credito e Inversiones (Chile), Sr. Unsec’d. Notes, 144A	4.000%		02/11/23	606	640,129
Bank of America Corp., Sub. Notes, GMTN(a)	4.450%		03/03/26	3,773	4,049,210
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	508	525,883
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	3,761	3,982,688
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	3,402	3,609,311
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	785	821,481
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	5,217	5,949,660
Citigroup, Inc., Sub. Notes	5.875%		02/22/33	1,636	1,897,634
Discover Bank/Greenwood DE, Sr. Unsec’d. Notes	3.450%		07/27/26	4,001	4,024,362
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	7,438	9,470,880
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%		07/15/25	3,755	4,049,084
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	6,083	6,526,694
Lloyds Banking Group PLC (United Kingdom), Sub. Notes, 144A	4.582%		12/10/25	2,691	2,745,810
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	6.625%		04/07/21	167	192,313
Macquarie Bank Ltd. (Australia), Sub. Notes, MTN, 144A	4.875%		06/10/25	3,050	3,208,829
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	1,792	1,902,534
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(a)	4.000%		07/23/25	8,082	8,691,051
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	3,402	3,422,341
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, MTN, 144A	4.750%		09/15/25	2,250	2,252,529
Santander UK PLC (United Kingdom), Sub. Notes	7.950%		10/26/29	3,793	4,796,673

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%	(c)	09/15/31	1,414	$1,417,900
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	5,913	6,217,425
Wells Fargo & Co., Sub. Notes, MTN	4.100%		06/03/26	1,500	1,591,416
Wells Fargo Bank NA, Sub. Notes	5.850%		02/01/37	8,193	10,267,533
Wells Fargo Bank NA, Sub. Notes	6.600%		01/15/38	1,552	2,126,932

					94,380,302

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	8,760	10,072,011
JB y Cia SA de CV (Mexico), Gtd. Notes, 144A	3.750%		05/13/25	1,000	1,017,882

					11,089,893

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	4.950%		10/01/41	91	100,971
Amgen, Inc., Sr. Unsec’d. Notes	6.400%		02/01/39	5,678	7,448,389

					7,549,360

Chemicals — 0.2%
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100%		03/15/27	3,422	4,605,632

Computers — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%		06/15/26	2,879	3,156,256
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	8.100%		07/15/36	1,773	2,084,234
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	4.900%		10/15/25	2,226	2,375,823

					7,616,313

Diversified Financial Services — 1.2%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%		08/01/25	617	613,368
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%		02/15/24	1,224	1,286,489
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35	10,082	11,315,684
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		04/01/19	3,615	3,872,569
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	5.875%		03/15/22	3,316	3,461,075
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%		07/11/21	2,887	3,103,144
SUAM Finance BV (Colombia), Gtd. Notes, 144A	4.875%		04/17/24	2,300	2,439,150

					26,091,479

Electric — 1.0%
AES Gener SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		07/14/25	400	414,777
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%		09/15/37	2,483	3,414,485
Cleco Corporate Holdings LLC, Sr. Sec’d. Notes, 144A	3.743%		05/01/26	2,757	2,869,929

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,093	$1,497,293
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	2,787	2,888,447
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	4,007	4,183,969
Massachusetts Electric Co., Unsec’d. Notes, 144A	4.004%	08/15/46	2,377	2,471,883
PPL Electric Utilities Corp., First Mortgage	5.200%	07/15/41	882	1,099,532
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,701,651

				21,541,966

Engineering & Construction
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	950	952,375

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	8.875%	05/15/31	2,684	4,245,836

Gas — 0.2%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	3,952	4,255,976

Healthcare-Services — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.250%	06/15/36	1,978	2,048,706

Insurance — 0.5%
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	7,665	8,620,925
Trinity Acquisition PLC, Gtd. Notes	4.400%	03/15/26	634	663,990
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,355,895

				11,640,810

Internet — 0.9%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes	3.600%	11/28/24	4,350	4,555,681
Amazon.com, Inc., Sr. Unsec’d. Notes	4.800%	12/05/34	10,229	12,018,165
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.500%	11/28/22	780	821,054
Expedia, Inc., Gtd. Notes, 144A	5.000%	02/15/26	500	526,251
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.375%	05/02/19	1,900	1,968,221

				19,889,372

Investment Companies
GrupoSura Finance SA (Colombia), Gtd. Notes, 144A	5.500%	04/29/26	600	637,500

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,474,358

Lodging
Starwood Hotels & Resorts Worldwide LLC, Sr. Unsec’d. Notes	4.500%	10/01/34	296	310,317

Media — 1.8%
21st Century Fox America, Inc., Gtd. Notes	6.200%	12/15/34	2,713	3,431,392
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	2,380	3,195,764

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	4,575	$5,388,343
Comcast Corp., Gtd. Notes	6.950%	08/15/37	2,402	3,501,897
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	3,927	5,077,532
Discovery Communications LLC, Gtd. Notes	6.350%	06/01/40	2,318	2,511,414
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875%	04/11/22	5,000	5,175,000
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.625%	01/15/40	1,650	1,882,711
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	4,490	5,745,408
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	275	389,888
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	226	230,422
Viacom, Inc., Sr. Unsec’d. Notes	6.875%	04/30/36	2,411	2,835,780

				39,365,551

Mining — 0.4%
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	2,405	2,716,943
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	6.000%	11/15/41	3,515	3,475,456
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.625%	04/29/24	363	369,897
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	5.450%	06/09/44	1,839	1,982,942

				8,545,238

Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc., Gtd. Notes	4.550%	10/01/24	2,738	2,722,878

Oil & Gas — 1.1%
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	2,618	2,986,889
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	8,385	8,734,898
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	552	582,518
Kerr-McGee Corp., Gtd. Notes	7.125%	10/15/27	328	371,286
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	2,418	2,999,440
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	3,213,964
Tengizchevroil Finance Co. International Ltd. (Kazakhstan), Sr. Sec’d. Notes, 144A	4.000%	08/15/26	2,225	2,202,750
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,289	1,984,856

				23,076,601

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	765,631
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	656	891,883
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	2.600%	12/01/22	1,393	1,314,701
Oceaneering International, Inc., Sr. Unsec’d. Notes	4.650%	11/15/24	1,752	1,763,710

				4,735,925

Pharmaceuticals — 0.7%
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,599	1,698,455
Express Scripts Holding Co., Gtd. Notes	6.125%	11/15/41	850	1,052,762
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	3,527	3,715,419
Forest Laboratories LLC, Gtd. Notes, 144A	5.000%	12/15/21	4,246	4,752,004

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mylan NV, Gtd. Notes, 144A	3.950%	06/15/26	3,023	$3,045,784

				14,264,424

Pipelines — 1.8%
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	9.875%	03/01/19	3,068	3,572,591
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45	1,183	1,235,563
Energy Transfer Partners LP, Sr. Unsec’d. Notes	7.500%	07/01/38	4,919	5,640,376
Enterprise Products Operating LLC, Gtd. Notes	7.550%	04/15/38	5,474	7,144,588
Gulfstream Natural Gas System LLC, Unsec’d. Notes, 144A	4.600%	09/15/25	2,867	3,006,090
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A(g)	6.450%	05/01/21	4,250	4,798,186
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	922	1,071,159
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	5,722	6,918,075
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.800%	08/01/31	680	828,703
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	04/01/22	3,849	3,993,345

				38,208,676

Real Estate Investment Trusts (REITs) — 0.6%
EPR Properties, Gtd. Notes	5.250%	07/15/23	6,848	7,352,951
Omega Healthcare Investors, Inc., Gtd. Notes	4.950%	04/01/24	797	837,807
Omega Healthcare Investors, Inc., Gtd. Notes	5.875%	03/15/24	2,986	3,119,606
PLA Administradora Industrial S de RL de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	11/10/22	1,544	1,574,880

				12,885,244

Savings & Loans — 0.1%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	955	1,170,098

Semiconductors — 0.1%
NVIDIA Corp., Sr. Unsec’d. Notes	3.200%	09/16/26	2,214	2,231,433

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	5,354	6,414,333
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	6,772	8,476,716
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.750%	06/22/26	1,400	1,449,350
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	2,358	2,495,089
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%	03/15/34	1,787	2,008,540
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.850%	09/15/35	1,544	1,904,546
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	1,151	1,491,290

				24,239,864

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	3,000	3,159,270

TOTAL CORPORATE BONDS (cost $389,743,983)				407,140,413

FOREIGN GOVERNMENT BONDS — 1.2%
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	916,000

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Cayman Islands Government Bond (Cayman Islands), Sr. Unsec’d. Notes, 144A(g)	5.950%		11/24/19	1,000	$1,122,500
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	3.125%		01/21/26	2,514	2,667,983
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%		02/11/20	3,192	3,790,947
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	7,000	7,479,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	537	587,344
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36	650	887,250
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125%		08/25/27	836	955,130
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24	1,000	1,105,000
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	3.250%		06/02/26	2,150	2,185,540
Republic of Trinidad & Tobago (Trinidad & Tobago), Unsec’d. Notes, 144A	4.375%		01/16/24	400	424,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	5.250%		02/18/24	812	952,447
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%		03/22/24	2,451	2,639,433
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, PIK	7.875%		01/15/33	238	336,175

TOTAL FOREIGN GOVERNMENT BONDS (cost $25,432,375)					26,049,249

MUNICIPAL BONDS — 0.4%

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	7.055%		04/01/57	2,756	3,416,227

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, General Obligation Unlimited	5.350%		05/01/30	1,160	1,286,591

Texas — 0.2%
North Texas Tollway Authority, Revenue Bonds, BABs	8.910%		02/01/30	2,917	3,481,089

TOTAL MUNICIPAL BONDS (cost $7,839,095)					8,183,907

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost 1,565,429)	2.069%	(c)	09/25/42	1,565	1,550,631

U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.3%
Federal Home Loan Mortgage Corp.	0.750%		04/09/18	59,331	59,277,365
Federal Home Loan Mortgage Corp.	0.875%		03/07/18	31,575	31,599,755
Federal Home Loan Mortgage Corp.	3.500%		02/01/46-03/01/46	12,476	13,300,313
Federal Home Loan Mortgage Corp.	4.000%		12/01/44	8,501	9,368,782
Federal Home Loan Mortgage Corp.	5.000%		09/01/20-06/01/26	4,580	4,842,551
Federal National Mortgage Assoc.	3.000%		TBA	134,308	139,591,126
Federal National Mortgage Assoc.	3.000%		TBA	46,310	48,618,266
Federal National Mortgage Assoc.	3.500%		04/01/43-04/01/46	92,366	98,562,236
Federal National Mortgage Assoc.	3.500%		TBA	60,710	64,058,533

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	10/01/40-02/01/45	35,969	$39,020,923
Federal National Mortgage Assoc.	4.500%	TBA	37,000	40,519,903
Federal National Mortgage Assoc.	5.500%	09/01/36	1,295	1,472,115

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $546,309,614)				550,231,868

U.S. TREASURY OBLIGATIONS — 38.1%
U.S. Treasury Bonds	2.500%	05/15/46	94,011	97,301,385
U.S. Treasury Bonds	3.000%	05/15/45	4,287	4,887,849
U.S. Treasury Notes	0.875%	10/15/17	2,394	2,398,675
U.S. Treasury Notes	1.125%	09/30/21	236,274	235,960,228
U.S. Treasury Notes	1.250%	11/15/18-03/31/21	280,334	282,566,747
U.S. Treasury Notes	1.375%	06/30/18-05/31/21	88,651	89,602,974
U.S. Treasury Notes	1.500%	08/15/26	60,526	59,937,264
U.S. Treasury Notes	1.750%	10/31/20	27,058	27,769,328
U.S. Treasury Notes	2.625%	11/15/20	26,062	27,667,471

TOTAL U.S. TREASURY OBLIGATIONS (cost $826,886,500)				828,091,921

TOTAL LONG-TERM INVESTMENTS (cost $2,318,423,386)				2,345,907,457

			Shares

SHORT-TERM INVESTMENTS — 6.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $133,290,838)(w)			133,290,838	133,290,838
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,520,809)(b)(w)			1,520,809	1,520,809

TOTAL SHORT-TERM INVESTMENTS (cost $134,811,647)				134,811,647

TOTAL INVESTMENTS — 114.1% (cost $2,453,235,033)				2,480,719,104
Liabilities in excess of other assets — (14.1)%				(306,515,684)

NET ASSETS — 100.0%				$2,174,203,420

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,587,279 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,489,780; cash collateral of $1,520,107 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$104,296,413	$—
Non-Residential Mortgage-Backed Securities	—	325,385,368	2,587,279
Commercial Mortgage-Backed Securities	—	92,390,408	—
Corporate Bonds	—	407,140,413	—
Foreign Government Bonds	—	26,049,249	—
Municipal Bonds	—	8,183,907	—
Residential Mortgage-Backed Security	—	1,550,631	—
U.S. Government Agency Obligations	—	550,231,868	—
U.S. Treasury Obligations	—	828,091,921	—
Affiliated Mutual Funds	134,811,647	—	—

Total	$134,811,647	$2,343,320,178	$2,587,279

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.9%
AFFILIATED MUTUAL FUNDS — 91.9%
AST FQ Absolute Return Currency Portfolio*	62,178	$623,025
AST Goldman Sachs Strategic Income Portfolio*	77,815	744,687
AST Morgan Stanley Multi-Asset Portfolio*	87,926	786,060
AST Neuberger Berman Long/Short Portfolio*	92,788	911,174
AST Wellington Management Real Total Return Portfolio*	81,315	743,220

TOTAL AFFILIATED MUTUAL FUNDS
(cost $3,786,346)(w)		3,808,166

UNAFFILIATED FUNDS — 7.0%
Arbitrage Fund (The) (Institutional Shares)	9,376	124,045
Gabelli ABC Fund (Advisor Class Shares)	8,092	82,698
Touchstone Merger Arbitrage Fund*	7,431	82,636

TOTAL UNAFFILIATED FUNDS
(cost $287,900)		289,379

TOTAL LONG-TERM INVESTMENTS
(cost $4,074,246)		4,097,545

	Shares	Value
SHORT-TERM INVESTMENT — 1.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $66,736)(w)	66,736	$66,736

TOTAL INVESTMENTS — 100.5%
(cost $4,140,982)		4,164,281
Liabilities in excess of other assets — (0.5)%		(22,267)

NET ASSETS — 100.0%		$4,142,014

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,874,902	$—	$—
Unaffiliated Funds	289,379	—	—

Total	$4,164,281	$—	$—

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
AFFILIATED MUTUAL FUNDS — 93.8%
AST AQR Emerging Markets Equity Portfolio*	141,060	$1,376,747
AST ClearBridge Dividend Growth Portfolio*	64,890	930,525
AST Global Real Estate Portfolio*	30,039	357,762
AST Goldman Sachs Mid-Cap Growth Portfolio*	161,773	1,232,707
AST Hotchkis & Wiley Large-Cap Value Portfolio*	60,265	1,361,995
AST International Growth Portfolio*	205,719	2,935,605
AST International Value Portfolio*	168,393	2,938,452
AST Loomis Sayles Large-Cap Growth Portfolio*	34,513	1,357,748
AST MFS Global Equity Portfolio*	53,529	892,332
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	43,532	1,235,874
AST QMA US Equity Alpha Portfolio*	66,205	1,561,108
AST Small-Cap Growth Portfolio*	10,975	380,283
AST Small-Cap Value Portfolio*	16,386	381,967

TOTAL AFFILIATED MUTUAL FUNDS (cost $16,019,377)(w)		16,943,105

EXCHANGE TRADED FUNDS — 5.2%
iShares MSCI Canada Index Fund	500	12,845
iShares MSCI EAFE ETF	3,800	224,694
PowerShares Preferred Portfolio	6,800	102,884
SPDR S&P 500 ETF Trust	2,300	497,490
Vanguard FTSE Emerging Markets	2,700	101,601

TOTAL EXCHANGE TRADED FUNDS (cost $906,824)		939,514

TOTAL LONG-TERM INVESTMENTS (cost $16,926,201)		17,882,619

	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
AFFILIATED MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $195,991)(w)	195,991	$195,991

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills 0.340%	12/15/16	25	24,991

(cost $24,982)

TOTAL SHORT-TERM INVESTMENTS (cost $220,973)			220,982

TOTAL INVESTMENTS — 100.2% (cost $17,147,174)			18,103,601
Liabilities in excess of other assets(z) — (0.2)%			(42,708)

NET ASSETS — 100.0%			$18,060,893

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Long Position:
1	Euro STOXX 50 Index	Dec. 2016	$33,577	$33,633	$56

A U.S. Treasury obligation with a market value of $24,991 has been segregated with Credit Suisse First Boston Corp. to cover requirement for open futures contracts as of September 30, 2016.

AST MANAGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$17,139,096	$—	$ —
Exchange Traded Funds	939,514	—	—
U.S. Treasury Obligation	—	24,991	—
Other Financial Instruments*
Futures Contracts	56	—	—

Total	$18,078,666	$24,991	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$56

AST MANAGED FIXED-INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST BlackRock Low Duration Bond Portfolio*	184,675	$1,952,011
AST Goldman Sachs Strategic Income Portfolio*	43,482	416,124
AST High Yield Portfolio*	151,595	1,396,185
AST Lord Abbett Core Fixed Income Portfolio*	494,706	6,233,290
AST Prudential Core Bond Portfolio*	1,211,851	14,542,211
AST Wellington Management Global Bond Portfolio*	155,879	1,664,787
AST Western Asset Emerging Markets Debt Portfolio*	127,599	1,392,104

TOTAL LONG-TERM INVESTMENTS (cost $26,312,220)(w)		27,596,712

	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $154,546)(w)	154,546	$154,546

TOTAL INVESTMENTS — 100.1% (cost $26,466,766)		27,751,258
Liabilities in excess of other assets — (0.1)%		(24,575)

NET ASSETS — 100.0%		$27,726,683

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$27,751,258	$—	$—

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Austria — 0.4%
Erste Group Bank AG*	87,824	$2,600,631

Brazil — 0.5%
Ambev SA	552,675	3,376,736

Canada — 1.8%
Canadian National Railway Co.	175,170	11,456,118

Czech Republic — 0.2%
Komercni Banka A/S	26,443	916,991

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	61,023	5,832,207

France — 7.8%
Air Liquide SA	24,379	2,614,333
Air Liquide SA (I-2016 Shares)*	3,047	326,751
Danone SA	150,064	11,142,735
Hermes International	3,086	1,256,352
Legrand SA	91,279	5,380,844
LVMH Moet Hennessy Louis Vuitton SE	66,518	11,342,106
Pernod Ricard SA	96,128	11,384,903
Schneider Electric SE	105,926	7,368,660

		50,816,684

Germany — 6.3%
Bayer AG	156,554	15,722,843
Brenntag AG	40,147	2,194,000
Deutsche Boerse AG*	37,803	3,068,422
Linde AG	59,035	10,031,323
Merck KGaA	52,796	5,694,864
MTU Aero Engines AG	43,732	4,427,877

		41,139,329

Hong Kong — 0.2%
Sands China Ltd.	310,800	1,362,276

Israel — 0.8%
Check Point Software Technologies Ltd.*(a)	68,612	5,324,977

Japan — 1.1%
Hoya Corp.	88,900	3,576,255
Kubota Corp.	248,300	3,758,148

		7,334,403

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV (Class O Stock)	405,941	2,131,061

Netherlands — 2.2%
Akzo Nobel NV	110,919	7,502,592
Heineken NV	75,148	6,605,634

		14,108,226

Peru — 0.1%
Credicorp Ltd.	4,657	708,889

South Korea — 0.7%
Samsung Electronics Co. Ltd.	3,202	4,664,553

Spain — 0.5%
Aena SA, 144A	22,332	3,296,441

Sweden — 1.5%
Svenska Cellulosa AB SCA (Class B Stock)	330,623	9,813,184

Switzerland — 8.4%
Adecco Group AG	78,224	4,409,151
Cie Financiere Richemont SA	88,229	5,380,874

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Julius Baer Group Ltd.*	62,217	$2,536,088
Nestle SA	213,070	16,824,876
Roche Holding AG	43,869	10,901,386
Sonova Holding AG	26,739	3,791,489
Swiss Re AG	25,676	2,319,016
UBS Group AG	594,995	8,127,905

		54,290,785

Thailand — 0.2%
Kasikornbank PCL	277,600	1,506,629

United Kingdom — 9.7%
Burberry Group PLC	194,207	3,465,465
Compass Group PLC	386,407	7,483,368
Delphi Automotive PLC	55,369	3,948,917
Diageo PLC	434,482	12,445,050
Reckitt Benckiser Group PLC	153,699	14,469,898
Sky PLC	410,574	4,758,572
Standard Chartered PLC*	376,302	3,062,238
Whitbread PLC	72,165	3,662,522
WPP PLC	419,392	9,858,018

		63,154,048

United States — 54.7%
3M Co.	62,097	10,943,354
Accenture PLC (Class A Stock)	125,976	15,390,488
American Express Co.	120,682	7,728,475
Amphenol Corp. (Class A Stock)	67,529	4,383,983
AutoZone, Inc.*(a)	6,347	4,876,654
Bank of New York Mellon Corp. (The)	268,389	10,703,353
Charter Communications, Inc. (Class A Stock)*	16,861	4,551,964
Cisco Systems, Inc.	148,323	4,704,806
Cognizant Technology Solutions Corp. (Class A Stock)*	76,936	3,670,617
Colgate-Palmolive Co.	119,656	8,871,296
Cooper Cos., Inc. (The)	39,787	7,132,218
Coty, Inc. (Class A Stock)*(a)	179,502	4,218,297
DENTSPLY SIRONA, Inc.	51,112	3,037,586
eBay, Inc.*	148,595	4,888,776
Franklin Resources, Inc.	153,075	5,444,878
Goldman Sachs Group, Inc. (The)	41,916	6,759,793
Harley-Davidson, Inc.(a)	63,140	3,320,533
Honeywell International, Inc.	138,506	16,148,415
International Flavors & Fragrances, Inc.(a)	20,686	2,957,477
Johnson & Johnson	29,484	3,482,945
Kellogg Co.	119,783	9,279,589
Medtronic PLC	149,476	12,914,726
Microchip Technology, Inc.(a)	73,562	4,571,143
Monsanto Co.	59,376	6,068,227
National Oilwell Varco, Inc.(a)	59,171	2,173,943
NOW, Inc.*	34,154	731,920
Omnicom Group, Inc.(a)	79,257	6,736,845
Oracle Corp.	276,579	10,864,023
PayPal Holdings, Inc.*	81,136	3,324,142
Praxair, Inc.	46,632	5,634,545
Sally Beauty Holdings, Inc.*(a)	149,350	3,835,308
Schlumberger Ltd.	70,737	5,562,758
St. Jude Medical, Inc.	141,538	11,289,071
State Street Corp.	185,770	12,935,165
Stryker Corp.(a)	104,668	12,184,402
Thermo Fisher Scientific, Inc.	117,766	18,731,860

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Time Warner, Inc.	215,550	$17,159,936
Union Pacific Corp.	48,021	4,683,488
United Parcel Service, Inc. (Class B Stock)(a)	92,786	10,147,077
United Technologies Corp.	70,357	7,148,271
Urban Outfitters, Inc.*(a)	140,098	4,836,183
Visa, Inc. (Class A Stock)(a)	167,609	13,861,264
W.W. Grainger, Inc.(a)	20,038	4,505,344
Walt Disney Co. (The)	140,785	13,073,295
Waters Corp.*	39,262	6,222,634
Wynn Resorts Ltd.(a)	12,640	1,231,389
Zimmer Biomet Holdings, Inc.	103,397	13,443,678

		356,366,134

TOTAL LONG-TERM INVESTMENTS (cost $556,837,267)		640,200,302

	Shares	Value
SHORT-TERM INVESTMENT — 13.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $10,466,872)(w)	10,466,872	$10,466,872
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $78,619,107)(b)(w)	78,619,107	78,619,107

TOTAL SHORT-TERM INVESTMENTS (cost $89,085,979)		89,085,979

TOTAL INVESTMENTS — 112.0% (cost $645,923,246)		729,286,281
Liabilities in excess of other assets — (12.0)%		(77,918,592)

NET ASSETS — 100.0%		$651,367,689

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,902,846; cash collateral of $78,587,449 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$ —	$ 2,600,631	$ —
Brazil	3,376,736	—	—
Canada	11,456,118	—	—
Czech Republic	—	916,991	—
Denmark	—	5,832,207	—
France	—	50,816,684	—
Germany	—	41,139,329	—
Hong Kong	—	1,362,276	—
Israel	5,324,977	—	—
Japan	—	7,334,403	—
Mexico	2,131,061	—	—
Netherlands	—	14,108,226	—
Peru	708,889	—	—
South Korea	—	4,664,553	—
Spain	—	3,296,441	—
Sweden	—	9,813,184	—
Switzerland	—	54,290,785	—
Thailand	—	1,506,629	—
United Kingdom	3,948,917	59,205,131	—
United States	356,366,134	—	—
Affiliated Mutual Funds	89,085,979	—	—

Total	$472,398,811	$256,887,470	$ —

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Fund (12.1% represents investments purchased with collateral from securities on loan)	13.7%
Health Care Equipment & Supplies	10.3
Media	8.6
Capital Markets	7.6
Beverages	6.1
Food Products	5.7
IT Services	5.6
Pharmaceuticals	5.5
Chemicals	5.4
Household Products	5.1
Industrial Conglomerates	4.2
Life Sciences Tools & Services	3.8
Textiles, Apparel & Luxury Goods	3.3
Software	2.5
Road & Rail	2.5
Hotels, Restaurants & Leisure	2.1
Specialty Retail	2.1
Electrical Equipment	2.0

Aerospace & Defense	1.8%
Banks	1.7
Air Freight & Logistics	1.6
Energy Equipment & Services	1.2
Consumer Finance	1.2
Trading Companies & Distributors	1.1
Internet Software & Services	0.7
Communications Equipment	0.7
Technology Hardware, Storage & Peripherals	0.7
Semiconductors & Semiconductor Equipment	0.7
Professional Services	0.7
Electronic Equipment, Instruments & Components	0.7
Personal Products	0.6
Auto Components	0.6
Machinery	0.6
Automobiles	0.5
Transportation Infrastructure	0.5
Insurance	0.3

112.0
Liabilities in excess of other assets	(12.0)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Beverages — 2.5%
Constellation Brands, Inc. (Class A Stock)	113,512	$18,898,613
Monster Beverage Corp.*	50,599	7,428,439
Pernod Ricard SA (France)	26,245	3,108,322

		29,435,374

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.*	53,374	6,540,450
BioMarin Pharmaceutical, Inc.*	41,251	3,816,542
Celgene Corp.*	161,520	16,883,686
Regeneron Pharmaceuticals, Inc.*	16,326	6,563,378

		33,804,056

Capital Markets — 2.9%
Blackstone Group LP (The), MLP	40,056	1,022,630
Charles Schwab Corp. (The)	414,280	13,078,820
Intercontinental Exchange, Inc.	74,157	19,974,929

		34,076,379

Chemicals — 2.5%
Ecolab, Inc.	40,179	4,890,588
Monsanto Co.	79,512	8,126,126
Sherwin-Williams Co. (The)	57,911	16,021,657

		29,038,371

Construction Materials — 1.3%
Vulcan Materials Co.	129,759	14,757,491

Distributors — 0.6%
LKQ Corp.*	185,147	6,565,313

Electrical Equipment — 0.5%
AMETEK, Inc.	121,697	5,814,683

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	117,285	7,614,142

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	272,363	30,866,899

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	79,872	12,181,279
CVS Health Corp.	26,022	2,315,698

		14,496,977

Food Products — 1.4%
Danone SA (France)	83,218	6,179,204
Mead Johnson Nutrition Co.	49,706	3,927,271
Mondelez International, Inc. (Class A Stock)	133,687	5,868,859

		15,975,334

Health Care Equipment & Supplies — 6.9%
Abbott Laboratories	252,540	10,679,917
C.R. Bard, Inc.	38,554	8,646,891
Cooper Cos., Inc. (The)	25,791	4,623,295
Danaher Corp.	291,205	22,827,560
Edwards Lifesciences Corp.*	47,168	5,686,574
Medtronic PLC(a)	237,899	20,554,474
Stryker Corp.(a)	70,344	8,188,745

		81,207,456

Health Care Providers & Services — 0.7%
McKesson Corp.	47,899	7,987,158

Hotels, Restaurants & Leisure — 3.0%
Aramark	423,388	16,101,446
Marriott International, Inc. (Class A Stock)(a)	97,918	6,592,819

	Shares	Value

COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	220,299	$11,926,988

		34,621,253

Household Products — 0.9%
Colgate-Palmolive Co.	146,535	10,864,105

Industrial Conglomerates — 1.6%
Honeywell International, Inc.	63,312	7,381,546
Roper Technologies, Inc.(a)	65,657	11,980,433

		19,361,979

Insurance — 0.6%
Aon PLC	67,896	7,637,621

Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.*	66,754	55,893,792
Netflix, Inc.*	112,024	11,039,965
Priceline Group, Inc. (The)*	12,704	18,693,809

		85,627,566

Internet Software & Services — 11.5%
Akamai Technologies, Inc.*	21,702	1,149,989
Alphabet, Inc. (Class A Stock)*	56,005	45,031,380
Alphabet, Inc. (Class C Stock)*	41,261	32,071,763
Facebook, Inc. (Class A Stock)*	439,990	56,437,517

		134,690,649

IT Services — 11.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	226,481	10,805,408
Fidelity National Information Services, Inc.	97,226	7,489,319
Fiserv, Inc.*	167,643	16,675,449
FleetCor Technologies, Inc.*	87,166	15,143,349
MasterCard, Inc. (Class A Stock)	294,650	29,986,531
Sabre Corp.(a)	179,681	5,063,411
Visa, Inc. (Class A Stock)(a)	551,297	45,592,262

		130,755,729

Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	180,904	28,774,590
VWR Corp.*	115,042	3,262,591

		32,037,181

Machinery — 1.4%
Flowserve Corp.	120,371	5,806,697
Fortive Corp.	120,506	6,133,755
Xylem, Inc.	74,589	3,912,193

		15,852,645

Media — 1.5%
Comcast Corp. (Class A Stock)	270,555	17,948,619

Multiline Retail — 1.4%
Dollar Tree, Inc.*(a)	205,178	16,194,699

Oil, Gas & Consumable Fuels — 1.2%
Concho Resources, Inc.*	40,310	5,536,579
Pioneer Natural Resources Co.(a)	43,655	8,104,551

		13,641,130

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	116,846	10,347,882

Pharmaceuticals — 3.5%
Allergan PLC*	43,158	9,939,719

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	205,467	$11,078,781
Eli Lilly & Co.	123,835	9,938,997
Zoetis, Inc.	184,694	9,605,935

		40,563,432

Professional Services — 1.8%
Equifax, Inc.	85,522	11,509,551
Verisk Analytics, Inc.*	115,507	9,388,409

		20,897,960

Road & Rail — 1.8%
Canadian Pacific Railway Ltd. (Canada)	67,874	10,364,360
Union Pacific Corp.	107,981	10,531,387

		20,895,747

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom Ltd. (Singapore)	105,820	18,256,066
NVIDIA Corp.(a)	140,289	9,612,602

		27,868,668

Software — 10.4%
Activision Blizzard, Inc.	262,298	11,619,801
Adobe Systems, Inc.*	286,400	31,085,856
Electronic Arts, Inc.*	189,437	16,177,920
Intuit, Inc.	122,131	13,435,631
Microsoft Corp.	543,778	31,321,613
salesforce.com, Inc.*	251,383	17,931,149

		121,571,970

Specialty Retail — 4.3%
AutoZone, Inc.*(a)	13,747	10,562,370
Ross Stores, Inc.	312,943	20,122,235
TJX Cos., Inc. (The)	197,347	14,757,609
Tractor Supply Co.	75,521	5,086,339

		50,528,553

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	173,366	19,599,026

Textiles, Apparel & Luxury Goods — 1.4%
lululemon athletica, Inc.*(a)	44,589	2,719,037
NIKE, Inc. (Class B Stock)	240,739	12,674,908
VF Corp.	21,035	1,179,012

		16,572,957

	Shares	Value

COMMON STOCKS (Continued)
Tobacco — 0.5%
Reynolds American, Inc.	129,754	$6,117,901

TOTAL LONG-TERM INVESTMENTS (cost $898,773,329)		1,165,836,905

SHORT-TERM INVESTMENTS — 8.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,816,364)(w)	1,816,364	1,816,364
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $99,846,263)(b)(w)	99,846,263	99,846,263

TOTAL SHORT-TERM INVESTMENTS (cost $101,662,627)		101,662,627

TOTAL INVESTMENTS — 108.3% (cost $1,000,435,956)		1,267,499,532
Liabilities in excess of other assets — (8.3)%		(96,888,889)

NET ASSETS — 100.0%		$1,170,610,643

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,713,933; cash collateral of $99,810,023 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Beverages	$ 26,327,052	$3,108,322	$ —
Biotechnology	33,804,056	—	—
Capital Markets	34,076,379	—	—
Chemicals	29,038,371	—	—
Construction Materials	14,757,491	—	—
Distributors	6,565,313	—	—
Electrical Equipment	5,814,683	—	—
Electronic Equipment, Instruments & Components	7,614,142	—	—
Equity Real Estate Investment Trusts (REITs)	30,866,899	—	—
Food & Staples Retailing	14,496,977	—	—
Food Products	9,796,130	6,179,204	—
Health Care Equipment & Supplies	81,207,456	—	—
Health Care Providers & Services	7,987,158	—	—
Hotels, Restaurants & Leisure	34,621,253	—	—
Household Products	10,864,105	—	—
Industrial Conglomerates	19,361,979	—	—
Insurance	7,637,621	—	—
Internet & Direct Marketing Retail	85,627,566	—	—
Internet Software & Services	134,690,649	—	—
IT Services	130,755,729	—	—
Life Sciences Tools & Services	32,037,181	—	—
Machinery	15,852,645	—	—
Media	17,948,619	—	—
Multiline Retail	16,194,699	—	—
Oil, Gas & Consumable Fuels	13,641,130	—	—
Personal Products	10,347,882	—	—
Pharmaceuticals	40,563,432	—	—
Professional Services	20,897,960	—	—
Road & Rail	20,895,747	—	—
Semiconductors & Semiconductor Equipment	27,868,668	—	—
Software	121,571,970	—	—
Specialty Retail	50,528,553	—	—
Technology Hardware, Storage & Peripherals	19,599,026	—	—
Textiles, Apparel & Luxury Goods	16,572,957	—	—
Tobacco	6,117,901	—	—
Affiliated Mutual Funds	101,662,627	—	—

Total	$1,258,212,006	$9,287,526	$ —

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 3.9%
Lockheed Martin Corp.	63,594	$15,244,754
Northrop Grumman Corp.	54,313	11,620,266
Rockwell Collins, Inc.	42,885	3,616,921
United Technologies Corp.	161,838	16,442,741

		46,924,682

Air Freight & Logistics — 1.4%
United Parcel Service, Inc. (Class B Stock)(a)	154,377	16,882,669

Auto Components — 3.0%
Delphi Automotive PLC (United Kingdom)	141,815	10,114,246
Johnson Controls International PLC	555,856	25,863,980

		35,978,226

Automobiles — 0.5%
Harley-Davidson, Inc.(a)	107,881	5,673,462

Banks — 11.6%
BB&T Corp.	63,043	2,377,982
Citigroup, Inc.	344,670	16,278,764
JPMorgan Chase & Co.	794,480	52,904,423
PNC Financial Services Group, Inc. (The)	126,036	11,354,583
US Bancorp.	521,330	22,359,844
Wells Fargo & Co.	762,564	33,766,334

		139,041,930

Beverages — 1.1%
Diageo PLC (United Kingdom)	467,993	13,404,919

Capital Markets — 6.5%
Bank of New York Mellon Corp. (The)	263,181	10,495,658
BlackRock, Inc.	31,323	11,353,335
Franklin Resources, Inc.(a)	277,424	9,867,972
Goldman Sachs Group, Inc. (The)	126,916	20,467,743
Moody’s Corp.(a)	54,464	5,897,362
Nasdaq, Inc.	177,072	11,959,443
S&P Global, Inc.	18,939	2,396,920
State Street Corp.	70,844	4,932,868

		77,371,301

Chemicals — 3.1%
E.I. du Pont de Nemours & Co.	141,637	9,485,430
Monsanto Co.	45,247	4,624,243
PPG Industries, Inc.	225,185	23,275,122

		37,384,795

Consumer Finance — 0.8%
American Express Co.	156,862	10,045,442

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	111,089	6,342,071

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	350,733	18,231,101

Electric Utilities — 1.1%
Duke Energy Corp.	124,858	9,993,634
Xcel Energy, Inc.	63,636	2,617,985

		12,611,619

Electrical Equipment — 1.0%
Eaton Corp. PLC	184,284	12,109,302

Energy Equipment & Services — 1.4%
National Oilwell Varco, Inc.(a)	80,547	2,959,297

	Shares	Value

COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	168,353	$13,239,280

		16,198,577

Food & Staples Retailing — 1.6%
CVS Health Corp.	207,911	18,502,000

Food Products — 4.9%
Archer-Daniels-Midland Co.	233,692	9,854,792
Danone SA (France)	101,622	7,545,760
General Mills, Inc.	234,126	14,955,969
J.M. Smucker Co. (The)	50,661	6,866,592
Mead Johnson Nutrition Co.	3,411	269,503
Nestle SA (Switzerland)	242,266	19,130,312

		58,622,928

Health Care Equipment & Supplies — 5.5%
Abbott Laboratories	338,899	14,332,039
Danaher Corp.	178,959	14,028,596
Medtronic PLC	321,836	27,806,630
St. Jude Medical, Inc.	116,389	9,283,187

		65,450,452

Health Care Providers & Services — 1.7%
Cigna Corp.	46,131	6,011,792
Express Scripts Holding Co.*	101,561	7,163,097
McKesson Corp.	39,746	6,627,645

		19,802,534

Household Durables — 0.2%
Newell Brands, Inc.	45,472	2,394,555

Household Products — 0.5%
Procter & Gamble Co. (The)	68,759	6,171,120

Industrial Conglomerates — 4.0%
3M Co.	142,553	25,122,115
Honeywell International, Inc.	195,757	22,823,309

		47,945,424

Insurance — 7.6%
Aon PLC	171,332	19,273,137
Chubb Ltd.	196,289	24,663,713
MetLife, Inc.	482,193	21,423,835
Travelers Cos., Inc. (The)	227,181	26,023,584

		91,384,269

IT Services — 5.4%
Accenture PLC (Class A Stock)	277,082	33,851,108
Amdocs Ltd.	41,854	2,421,254
Cognizant Technology Solutions Corp. (Class A Stock)*	81,917	3,908,260
Fidelity National Information Services, Inc.	147,420	11,355,763
Fiserv, Inc.*	47,162	4,691,204
International Business Machines Corp.(a)	53,112	8,436,841

		64,664,430

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	97,637	15,530,141

Machinery — 3.0%
Caterpillar, Inc.(a)	33,269	2,953,289
Deere & Co.(a)	37,311	3,184,494
Illinois Tool Works, Inc.	92,720	11,111,565
Ingersoll-Rand PLC	88,891	6,039,254
Pentair PLC (United Kingdom)(a)	88,785	5,703,548

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	55,087	$6,774,599

		35,766,749

Media — 4.1%
Comcast Corp. (Class A Stock)	232,370	15,415,426
Interpublic Group of Cos., Inc. (The)	104,026	2,324,981
Omnicom Group, Inc.(a)	214,122	18,200,370
Time Warner, Inc.	132,001	10,508,600
Time, Inc.	5,908	85,548
Walt Disney Co. (The)	25,523	2,370,066

		48,904,991

Multiline Retail — 0.7%
Target Corp.(a)	124,993	8,584,519

Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	116,317	11,971,346
EOG Resources, Inc.	128,211	12,399,286
Exxon Mobil Corp.	151,569	13,228,942
Occidental Petroleum Corp.	154,883	11,294,068

		48,893,642

Personal Products — 0.4%
Coty, Inc. (Class A Stock)*	192,779	4,530,307

Pharmaceuticals — 7.8%
Johnson & Johnson	372,172	43,964,678
Merck & Co., Inc.	300,951	18,782,352
Novartis AG (Switzerland)	38,733	3,056,821
Pfizer, Inc.	742,563	25,150,609
Roche Holding AG (Switzerland)	11,110	2,760,819

		93,715,279

Professional Services — 0.2%
Equifax, Inc.	18,304	2,463,352

Road & Rail — 1.3%
Canadian National Railway Co. (Canada)	99,459	6,504,619
Union Pacific Corp.	91,492	8,923,215

		15,427,834

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.	42,003	2,707,093
Texas Instruments, Inc.	265,113	18,605,630

		21,312,723

Software — 0.6%
Oracle Corp.	193,941	7,618,002

Specialty Retail — 0.2%
Advance Auto Parts, Inc.(a)	19,341	2,884,130

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.(a)	113,605	2,868,526

Tobacco — 3.7%
Altria Group, Inc.	77,283	4,886,604
Philip Morris International, Inc.	404,125	39,289,033

		44,175,637

Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom)	833,589	2,390,658

TOTAL LONG-TERM INVESTMENTS (cost $1,057,549,918)		1,178,204,298

	Shares	Value

SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $16,559,999)(w)	16,559,999	$16,559,999
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $78,055,299)(b)(w)	78,055,299	78,055,299

TOTAL SHORT-TERM INVESTMENTS (cost $94,615,298)		94,615,298

TOTAL INVESTMENTS — 106.3% (cost $1,152,165,216)		1,272,819,596
Liabilities in excess of other assets — (6.3)%		(75,412,067)

NET ASSETS — 100.0%		$1,197,407,529

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,373,692; cash collateral of $78,015,957 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Aerospace & Defense	$ 46,924,682	$ —	$ —
Air Freight & Logistics	16,882,669	—	—
Auto Components	35,978,226	—	—
Automobiles	5,673,462	—	—
Banks	139,041,930	—	—
Beverages	—	13,404,919	—
Capital Markets	77,371,301	—	—
Chemicals	37,384,795	—	—
Consumer Finance	10,045,442	—	—
Containers & Packaging	6,342,071	—	—
Diversified Telecommunication Services	18,231,101	—	—
Electric Utilities	12,611,619	—	—
Electrical Equipment	12,109,302	—	—
Energy Equipment & Services	16,198,577	—	—
Food & Staples Retailing	18,502,000	—	—
Food Products	31,946,856	26,676,072	—
Health Care Equipment & Supplies	65,450,452	—	—
Health Care Providers & Services	19,802,534	—	—
Household Durables	2,394,555	—	—
Household Products	6,171,120	—	—
Industrial Conglomerates	47,945,424	—	—
Insurance	91,384,269	—	—
IT Services	64,664,430	—	—
Life Sciences Tools & Services	15,530,141	—	—
Machinery	35,766,749	—	—
Media	48,904,991	—	—
Multiline Retail	8,584,519	—	—
Oil, Gas & Consumable Fuels	48,893,642	—	—
Personal Products	4,530,307	—	—
Pharmaceuticals	87,897,639	5,817,640	—
Professional Services	2,463,352	—	—
Road & Rail	15,427,834	—	—
Semiconductors & Semiconductor Equipment	21,312,723	—	—
Software	7,618,002	—	—
Specialty Retail	2,884,130	—	—
Textiles, Apparel & Luxury Goods	2,868,526	—	—
Tobacco	44,175,637	—	—
Wireless Telecommunication Services	—	2,390,658	—
Affiliated Mutual Funds	94,615,298	—	—

Total	$1,224,530,307	$48,289,289	$ —

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 59.7%
COMMON STOCKS — 40.1%
Airlines — 5.2%
American Airlines Group, Inc.	1,981	$72,524
Delta Air Lines, Inc.	2,706	106,508
Deutsche Lufthansa AG (Germany)	7,647	85,252
easyJet PLC (United Kingdom)	5,236	68,272
International Consolidated Airlines Group SA (United Kingdom)	41,165	212,674
JetBlue Airways Corp.*	1,152	19,860
Ryanair Holdings PLC (Ireland)	5,288	72,059
Southwest Airlines Co.	2,315	90,030
United Continental Holdings, Inc.*	1,151	60,393

		787,572

Automobiles — 2.2%
Bayerische Motoren Werke AG (Germany)	434	36,541
Daimler AG (Germany)	1,256	88,583
Ferrari NV (Italy)	161	8,366
Fiat Chrysler Automobiles NV (United Kingdom)	1,179	7,494
Peugeot SA (France)*	10,765	164,391
Renault SA (France)	252	20,732
Volkswagen AG (Germany)	42	6,082

		332,189

Banks — 6.0%
ABN AMRO Group NV (Netherlands), CVA, 144A	290	5,996
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,027	48,568
Banco de Sabadell SA (Spain)	6,560	8,404
Banco Popular Espanol SA (Spain)	4,119	5,098
Banco Santander SA (Spain)	17,814	79,029
Bank of America Corp.	3,750	58,687
Bank of Ireland (Ireland)*	34,552	7,182
Bankia SA (Spain)	5,683	4,663
Bankinter SA (Spain)	832	5,920
BB&T Corp.	350	13,202
BNP Paribas SA (France)	1,309	67,327
CaixaBank SA (Spain)	3,286	8,304
Citigroup, Inc.	1,100	51,953
Citizens Financial Group, Inc.	200	4,942
Comerica, Inc.	150	7,098
Commerzbank AG (Germany)	1,318	8,516
Credit Agricole SA (France)	1,305	12,872
Erste Group Bank AG (Austria)*	346	10,246
Fifth Third Bancorp.	350	7,161
Huntington Bancshares, Inc.	350	3,451
ING Groep NV (Netherlands)	4,778	58,988
Intesa Sanpaolo SpA (Italy)	15,650	34,745
Intesa Sanpaolo SpA (Italy)	1,152	2,417
JPMorgan Chase & Co.	1,300	86,567
KBC Group NV (Belgium)*	310	18,097
KeyCorp	400	4,868
M&T Bank Corp.	50	5,805
Mediobanca SpA (Italy)	13,634	88,736
Natixis SA (France)	1,160	5,412
People’s United Financial, Inc.	150	2,373
PNC Financial Services Group, Inc. (The)	200	18,018
Raiffeisen Bank International AG (Austria)*	145	2,207
Regions Financial Corp.	550	5,429
Societe Generale SA (France)	945	32,692

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
SunTrust Banks, Inc.	200	$8,760
UniCredit SpA (Italy)	6,266	14,606
Unione di Banche Italiane SpA (Italy)	1,090	2,512
US Bancorp.	600	25,734
Wells Fargo & Co.	1,600	70,848
Zions Bancorporation	50	1,551

		908,984

Building Products — 1.6%
Cie de Saint-Gobain (France)	4,009	173,470
Masco Corp.	1,000	34,310
Owens Corning	350	18,687
Universal Forest Products, Inc.	150	14,774

		241,241

Capital Markets — 2.0%
Ameriprise Financial, Inc.	150	14,965
Bank of New York Mellon Corp. (The)	400	15,952
BlackRock, Inc.	150	54,369
Charles Schwab Corp. (The)	550	17,364
CME Group, Inc.	50	5,226
Deutsche Boerse AG (Germany)*	1,088	88,312
E*TRADE Financial Corp.*	50	1,456
Franklin Resources, Inc.	200	7,114
Goldman Sachs Group, Inc. (The)	200	32,254
Invesco Ltd.	200	6,254
Moody’s Corp.	50	5,414
Northern Trust Corp.	150	10,199
S&P Global, Inc.	150	18,984
State Street Corp.	200	13,926
T. Rowe Price Group, Inc.	50	3,325

		295,114

Chemicals — 0.1%
Scotts Miracle-Gro Co. (The) (Class A Stock)	200	16,654

Commercial Services & Supplies — 0.2%
ISS A/S (Denmark)	883	36,693

Construction & Engineering — 1.9%
Bouygues SA (France)	1,883	62,447
Vinci SA (France)	3,010	230,502

		292,949

Construction Materials — 1.1%
CRH PLC (Ireland)	2,274	75,511
Eagle Materials, Inc.	150	11,595
Martin Marietta Materials, Inc.	200	35,822
Vulcan Materials Co.	400	45,492

		168,420

Consumer Finance — 0.4%
American Express Co.	350	22,414
Capital One Financial Corp.	200	14,366
Discover Financial Services	200	11,310
Navient Corp.	150	2,171
Synchrony Financial	350	9,800

		60,061

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	700	101,129

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Leucadia National Corp.	150	$2,856

		103,985

Equity Real Estate Investment Trusts (REITs) — 6.4%
Alexandria Real Estate Equities, Inc.	100	10,877
American Tower Corp.	700	79,331
Boston Properties, Inc.	300	40,887
Brixmor Property Group, Inc.	400	11,116
Crown Castle International Corp.	700	65,947
Digital Realty Trust, Inc.	300	29,136
Duke Realty Corp.	700	19,131
Equinix, Inc.	100	36,025
Extra Space Storage, Inc.	100	7,941
Federal Realty Investment Trust	100	15,393
General Growth Properties, Inc.	1,300	35,880
HCP, Inc.	800	30,360
Host Hotels & Resorts, Inc.	1,500	23,355
Iron Mountain, Inc.	300	11,259
Kimco Realty Corp.	1,000	28,950
Liberty Property Trust	300	12,105
Macerich Co. (The)	100	8,087
Prologis, Inc.	600	32,124
Public Storage	300	66,942
Realty Income Corp.	600	40,158
Regency Centers Corp.	200	15,498
Simon Property Group, Inc.	700	144,907
SL Green Realty Corp.	100	10,810
Ventas, Inc.	700	49,441
VEREIT, Inc.	1,600	16,592
Vornado Realty Trust	300	30,363
Welltower, Inc.	700	52,339
Weyerhaeuser Co.	1,500	47,910

		972,864

Hotels, Restaurants & Leisure — 0.6%
Accor SA (France)	2,397	95,112

Household Durables — 1.3%
CalAtlantic Group, Inc.	400	13,376
D.R. Horton, Inc.	1,150	34,730
KB Home	350	5,642
Lennar Corp. (Class A Stock)	600	25,404
M/I Homes, Inc.*	150	3,536
MDC Holdings, Inc.	150	3,870
Meritage Homes Corp.*	150	5,205
Mohawk Industries, Inc.*	200	40,068
NVR, Inc.*	15	24,598
PulteGroup, Inc.	1,000	20,040
Toll Brothers, Inc.*	550	16,423

		192,892

Insurance — 0.3%
First American Financial Corp.	350	13,748
Genworth Financial, Inc. (Class A Stock)*	1,550	7,688
Old Republic International Corp.	800	14,096
Stewart Information Services Corp.	150	6,668

		42,200

IT Services — 1.3%
Atos SE (France)	691	74,393

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Capgemini SA (France)	1,277	$125,202

		199,595

Media — 1.1%
Mediaset Espana Comunicacion SA (Spain)	2,911	34,508
Mediaset SpA (Italy)	18,813	59,064
Metropole Television SA (France)	325	5,864
ProSiebenSat.1 Media SE (Germany)	1,199	51,408
Stroeer SE & Co. KGaA (Germany)	210	9,142
Television Francaise 1 (France)	1,150	11,151

		171,137

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
American Capital Agency Corp.	700	13,678
Annaly Capital Management, Inc.	1,900	19,950

		33,628

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.*	400	7,532

Pharmaceuticals — 4.0%
Allergan PLC*	200	46,062
Bristol-Myers Squibb Co.	800	43,136
Eli Lilly & Co.	600	48,156
Endo International PLC*	200	4,030
Johnson & Johnson	1,600	189,008
Merck & Co., Inc.	1,600	99,856
Mylan NV*	300	11,436
Perrigo Co. PLC	200	18,466
Pfizer, Inc.	3,700	125,319
Zoetis, Inc.	300	15,603

		601,072

Professional Services — 1.3%
Adecco Group AG (Switzerland)	2,104	118,593
Randstad Holding NV (Netherlands)	1,682	76,485

		195,078

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	700	19,586
Jones Lang LaSalle, Inc.	100	11,379
Realogy Holdings Corp.	400	10,344

		41,309

Road & Rail — 0.3%
DSV A/S (Denmark)	874	43,608

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.*	1,000	8,000
Radian Group, Inc.	600	8,130

		16,130

Trading Companies & Distributors — 0.4%
Rexel SA (France)	2,070	31,709
Watsco, Inc.	150	21,135

		52,844

Transportation Infrastructure — 1.0%
Aeroports de Paris (France)	96	9,526
Atlantia SpA (Italy)	4,003	101,667
Fraport AG Frankfurt Airport Services Worldwide (Germany)	284	15,543

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Groupe Eurotunnel SE (France)			2,186	$23,680

				150,416

TOTAL COMMON STOCKS (cost $6,114,824)				6,059,279

PREFERRED STOCKS — 0.3%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)			72	5,314
Porsche Automobil Holding SE (Germany) (PRFC)			199	10,179
Volkswagen AG (Germany) (PRFC)			240	31,616

TOTAL PREFERRED STOCKS (cost $49,920)				47,109

Interest Rate	Maturity Date		Principal Amount (000)#

CORPORATE BONDS(s) —1.5%
Banks
Letras del Banco Central de la Republica Argentina (Argentina),
Bills
13.890%	01/18/17		ARS 1,100	66,786
24.359%	01/11/17		ARS 1,080	65,855
24.966%	01/25/17		ARS 1,544	93,343

TOTAL CORPORATE BONDS (cost $238,408)				225,984

FOREIGN GOVERNMENT BONDS — 4.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	04/22/26		160	180,480
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL	1,208	353,171
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/23	EUR	9	7,259
3.000%	02/24/24	EUR	9	7,064
3.000%	02/24/25	EUR	9	6,908
3.000%	02/24/26	EUR	9	6,802
3.000%	02/24/27	EUR	9	6,627
3.000%	02/24/28	EUR	9	6,449
3.000%	02/24/29	EUR	9	6,297
3.000%	02/24/30	EUR	9	6,188
3.000%	02/24/31	EUR	9	6,062
3.000%	02/24/32	EUR	9	5,975
3.000%	02/24/33	EUR	9	5,863
3.000%	02/24/34	EUR	9	5,792
3.000%	02/24/35	EUR	9	5,690
3.000%	02/24/36	EUR	9	5,709
3.000%	02/24/37	EUR	9	5,668
3.000%	02/24/38	EUR	9	5,611
3.000%	02/24/39	EUR	9	5,618
3.000%	02/24/40	EUR	9	5,602

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
3.000%	02/24/41	EUR	9	$5,612
3.000%	02/24/42	EUR	9	5,635

TOTAL FOREIGN GOVERNMENT BONDS (cost $613,150)				656,082

U.S. TREASURY OBLIGATION — 13.5%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	01/15/26		1,913	2,038,054

(cost $1,983,361)

TOTAL LONG-TERM INVESTMENTS (cost $8,999,663)				9,026,508

			Shares
SHORT-TERM INVESTMENTS — 37.7%
AFFILIATED MUTUAL FUND — 20.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,078,793)(w)			3,078,793	3,078,793

UNAFFILIATED FUNDS — 17.2%
BlackRock Liquidity Funds TempFund Portfolio			1,033,383	1,033,383
Goldman Sachs Financial Square Fund - Money Market Fund			1,565,112	1,565,112

TOTAL UNAFFILIATED FUNDS (cost $2,598,495)				2,598,495

			Notional
			Amount
		Counterparty	(000)#

OPTION PURCHASED* — 0.1%
Put Option
Currency Option Russian Ruble vs United States Dollar,
expiring 12/23/16, Strike Price 63.18		Goldman Sachs & Co.	910	16,643

(cost $13,805)

TOTAL SHORT-TERM INVESTMENTS (cost $5,691,093)				5,693,931

TOTAL INVESTMENTS — 97.4% (cost $14,690,756)				14,720,439
Other assets in excess of liabilities(z) — 2.6%				399,959

NET ASSETS — 100.0%				$15,120,398

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Financial futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
17	Euro STOXX 50 Index	Dec. 2016	$569,764	$571,766	$2,002
4	Mini MSCI Emerging Markets Index	Dec. 2016	185,108	182,500	(2,608)
3	Yen Denominated Nikkei 225 Index	Dec. 2016	248,790	244,958	(3,832)

					(4,438)

Short Positions:
18	10 Year Euro-Bund	Dec. 2016	3,333,070	3,350,521	(17,451)
1	10 Year U.K. Gilt	Dec. 2016	170,080	168,823	1,257
14	10 Year U.S. Treasury Notes	Dec. 2016	1,833,422	1,835,750	(2,328)
5	10 Year U.S. Ultra Treasury Bonds	Dec. 2016	721,430	720,781	649
2	20 Year U.S. Treasury Bonds	Dec. 2016	341,296	336,313	4,983
11	S&P 500 E-Mini Index	Dec. 2016	1,166,736	1,188,220	(21,484)

					(34,374)

					$(38,812)

Commodity futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
2	Brent Crude	Dec. 2016	$94,000	$100,380	$6,380

Cash of $223,292 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/20/16	Bank of America	AUD	26	$19,773	$19,736	$(37)
British Pound,
Expiring 10/20/16	Bank of America	GBP	4	5,526	5,482	(44)
Expiring 10/20/16	Bank of New York Mellon	GBP	4	5,510	5,466	(44)
Expiring 10/20/16	Barclays Capital Group	GBP	415	541,928	537,628	(4,300)
Expiring 10/20/16	Citigroup Global Markets	GBP	229	298,867	296,498	(2,369)
Expiring 10/20/16	Citigroup Global Markets	GBP	14	17,742	17,711	(31)
Expiring 10/20/16	Credit Suisse First Boston Corp.	GBP	7	9,631	9,554	(77)
Expiring 10/20/16	Goldman Sachs & Co.	GBP	5	6,475	6,424	(51)
Expiring 10/20/16	UBS AG	GBP	96	125,949	124,948	(1,001)
Canadian Dollar,
Expiring 10/20/16	Bank of Montreal	CAD	14	10,580	10,637	57
Expiring 10/20/16	BNP Paribas	CAD	468	357,664	356,694	(970)
Expiring 10/20/16	BNP Paribas	CAD	240	182,289	183,273	984
Expiring 10/20/16	UBS AG	CAD	219	165,695	166,588	893
Chinese Renminbi,
Expiring 05/11/17	Citigroup Global Markets	CNH	6,606	975,464	977,736	2,272
Expiring 05/11/17	Citigroup Global Markets	CNH	5,061	743,764	748,964	5,200
Expiring 05/11/17	Citigroup Global Markets	CNH	4,982	747,216	739,724	(7,492)
Expiring 05/11/17	Citigroup Global Markets	CNH	296	43,627	43,829	202
Expiring 05/11/17	JPMorgan Chase	CNH	3,557	525,327	526,473	1,146
Expiring 05/11/17	JPMorgan Chase	CNH	259	38,552	38,371	(181)
Expiring 05/11/17	JPMorgan Chase	CNH	204	30,202	30,165	(37)
Euro,
Expiring 10/20/16	Citigroup Global Markets	EUR	339	380,242	381,303	1,061
Expiring 10/20/16	Citigroup Global Markets	EUR	108	121,430	121,379	(51)
Expiring 10/20/16	Goldman Sachs & Co.	EUR	23	25,748	25,695	(53)

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/20/16	JPMorgan Chase	EUR	129	$ 144,367	$ 145,134	$ 767
Hong Kong Dollar,
Expiring 10/20/16	BNP Paribas	HKD	95	12,277	12,278	1
Expiring 10/20/16	Goldman Sachs & Co.	HKD	522	67,289	67,293	4
Expiring 10/20/16	State Street Bank	HKD	113	14,620	14,621	1
Japanese Yen,
Expiring 10/20/16	Bank of Montreal	JPY	4,925	48,471	48,608	137
Expiring 10/20/16	Barclays Capital Group	JPY	21,706	213,527	214,232	705
Expiring 10/20/16	Citigroup Global Markets	JPY	3,241	31,892	31,983	91
Expiring 10/20/16	Goldman Sachs & Co.	JPY	15,560	153,145	153,578	433
Expiring 10/20/16	JPMorgan Chase	JPY	6,298	61,980	62,157	177
Malaysian Ringgit,
Expiring 10/20/16	State Street Bank	MYR	287	69,390	69,234	(156)
Mexican Peso,
Expiring 10/20/16	JPMorgan Chase	MXN	8,603	434,942	442,634	7,692
Expiring 10/20/16	JPMorgan Chase	MXN	4,302	221,353	221,317	(36)
New Zealand Dollar,
Expiring 10/20/16	Credit Suisse First Boston Corp.	NZD	4	3,068	3,054	(14)
Expiring 10/20/16	Goldman Sachs & Co.	NZD	2	1,288	1,282	(6)
Expiring 10/20/16	JPMorgan Chase	NZD	9	6,556	6,526	(30)
Norwegian Krone,
Expiring 10/20/16	JPMorgan Chase	NOK	3,760	454,288	470,387	16,099
Expiring 10/20/16	JPMorgan Chase	NOK	2,858	355,009	357,561	2,552
Expiring 10/20/16	UBS AG	NOK	1,613	194,884	201,792	6,908
Russian Ruble,
Expiring 10/20/16	Barclays Capital Group	RUB	22,548	355,462	357,304	1,842
Expiring 10/20/16	Barclays Capital Group	RUB	11,390	173,195	180,496	7,301
Expiring 10/20/16	Goldman Sachs & Co.	RUB	15,101	229,763	239,295	9,532
Expiring 10/20/16	UBS AG	RUB	11,448	174,456	181,416	6,960
Singapore Dollar,
Expiring 10/20/16	Credit Suisse First Boston Corp.	SGD	76	55,792	55,675	(117)
Swedish Krona,
Expiring 10/20/16	Bank of America	SEK	2,670	312,931	311,560	(1,371)
Expiring 10/20/16	Bank of New York Mellon	SEK	210	24,587	24,479	(108)
Expiring 10/20/16	Citigroup Global Markets	SEK	2,621	307,126	305,776	(1,350)
Expiring 10/20/16	JPMorgan Chase	SEK	1,106	129,627	129,056	(571)
Swiss Franc,
Expiring 10/20/16	Citigroup Global Markets	CHF	11	11,199	11,287	88
Thai Baht,
Expiring 10/20/16	Citigroup Global Markets	THB	1,109	31,881	31,997	116
Expiring 10/20/16	Credit Suisse First Boston Corp.	THB	609	17,489	17,560	71

				$9,691,055	$9,743,850	52,795

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/20/16	Barclays Capital Group	AUD	400	$ 301,786	$ 305,634	$ (3,848)
Expiring 10/20/16	Commonwealth Bank of Australia	AUD	103	77,479	78,467	(988)
Expiring 10/20/16	JPMorgan Chase	AUD	21	16,038	16,242	(204)
Brazilian Real,
Expiring 10/20/16	Goldman Sachs & Co.	BRL	532	159,740	162,677	(2,937)
Expiring 10/20/16	Goldman Sachs & Co.	BRL	271	83,415	82,725	690
Chinese Renminbi,
Expiring 03/16/17	Citigroup Global Markets	CNH	4,982	755,717	739,725	15,992
Expiring 05/11/17	Citigroup Global Markets	CNH	10,629	1,585,445	1,573,111	12,334

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 05/11/17	Citigroup Global Markets	CNH	3,353	$493,618	$496,229	$(2,611)
Expiring 05/11/17	Citigroup Global Markets	CNH	3,343	492,430	494,743	(2,313)
Expiring 05/11/17	JPMorgan Chase	CNH	5,019	740,266	742,867	(2,601)
Expiring 05/11/17	JPMorgan Chase	CNH	5,019	738,143	742,867	(4,724)
Expiring 05/11/17	JPMorgan Chase	CNH	3,343	494,960	494,743	217
Expiring 05/11/17	JPMorgan Chase	CNH	2,580	379,646	381,851	(2,205)
Expiring 05/11/17	JPMorgan Chase	CNH	597	88,106	88,323	(217)
Danish Krone,
Expiring 10/20/16	Goldman Sachs & Co.	DKK	241	36,274	36,451	(177)
Expiring 10/20/16	UBS AG	DKK	268	40,329	40,525	(196)
Euro,
Expiring 10/20/16	Bank of America	EUR	9	10,019	10,020	(1)
Expiring 10/20/16	Barclays Capital Group	EUR	614	687,227	690,083	(2,856)
Expiring 10/20/16	Citigroup Global Markets	EUR	622	696,468	699,346	(2,878)
Expiring 10/20/16	Credit Suisse First Boston Corp.	EUR	89	99,157	99,572	(415)
Expiring 10/20/16	Goldman Sachs & Co.	EUR	206	230,742	231,701	(959)
Expiring 10/20/16	JPMorgan Chase	EUR	290	324,577	325,910	(1,333)
Expiring 10/20/16	UBS AG	EUR	715	800,734	804,066	(3,332)
Mexican Peso,
Expiring 10/20/16	Credit Suisse First Boston Corp.	MXN	681	34,604	35,044	(440)
Norwegian Krone,
Expiring 10/20/16	JPMorgan Chase	NOK	2,404	290,546	300,678	(10,132)
Expiring 10/20/16	JPMorgan Chase	NOK	101	12,678	12,672	6
Russian Ruble,
Expiring 10/20/16	Barclays Capital Group	RUB	1,470	23,320	23,300	20
Expiring 10/20/16	Goldman Sachs & Co.	RUB	9,858	150,152	156,208	(6,056)
Swedish Krona,
Expiring 10/20/16	Citigroup Global Markets	SEK	3,256	377,921	379,899	(1,978)
Turkish Lira,
Expiring 10/20/16	Goldman Sachs & Co.	TRY	1,127	376,135	373,895	2,240

				$10,597,672	$10,619,574	(21,902)

						$30,893

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
				6 Month
				Australian Bank
AUD	2,033	06/14/26	2.263%	Bill Rate(1)	$ 17,897	$ (93)	$ 17,990	JPMorgan Chase

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
JPY	34,748	08/31/26	0.078%	6 Month JPY LIBOR(2)	$ (99)	$ (1,017)	$ (918)
JPY	8,026	09/29/26	0.040%	6 Month JPY LIBOR(2)	—	99	99
	880	03/07/21	1.286%	3 Month LIBOR(2)	—	(5,120)	(5,120)
	20	08/31/21	1.181%	3 Month LIBOR(2)	—	2	2
	1,150	03/14/26	1.799%	3 Month LIBOR(2)	—	(35,362)	(35,362)
	1,550	04/06/26	1.662%	3 Month LIBOR(2)	—	(37,664)	(37,664)

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,350	04/13/26	1.610%	3 Month LIBOR(1)	$ (20,025)	$ 44,716	$ 64,741
70	04/26/26	1.759%	3 Month LIBOR(2)	—	(2,287)	(2,287)
527	05/13/26	1.624%	3 Month LIBOR(2)	—	(10,092)	(10,092)
150	06/16/26	1.499%	3 Month LIBOR(2)	—	(918)	(918)
80	07/28/26	1.506%	3 Month LIBOR(2)	—	(281)	(281)
30	08/31/26	1.433%	3 Month LIBOR(2)	—	132	132

				$ (20,124)	$ (47,792)	$ (27,668)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

 Cash of $70,000 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	04/20/17	836	Pay fixed payments on the MLMIREI2 Index and receive variable payments based on the 3 Month LIBOR -24bps	$31,389	$ —	$31,389
Bank of America	04/20/17	120	Pay fixed payments on the MLMIREI2 Index and receive variable payments based on the 3 Month LIBOR -24bps	4,438	—	4,438
Bank of America	04/20/17	72	Pay fixed payments on the MLMIREI2 Index and receive variable payments based on the 3 Month LIBOR -24bps	2,688	—	2,688
Bank of America	04/20/17	50	Pay fixed payments on the MLMIREI2 Index and receive variable payments based on the 3 Month LIBOR -24bps	(140)	—	(140)
Barclays Capital Group	09/08/17	146	Pay fixed payments on the BCMSELEV Index and receive variable payments based on the 3 Month LIBOR +12bps	(425)	—	(425)
Citigroup Global Markets	02/08/17	1,040	Pay fixed payments on the CGCBMED3 Index and receive variable payments based on the 3 Month LIBOR -13bps	660	—	660
Citigroup Global Markets	02/08/17	20	Pay fixed payments on the CGCBMED3 Index and receive variable payments based on the 3 Month LIBOR -13bps	(47)	—	(47)
Goldman Sachs & Co.	03/02/17	551	Pay fixed payments on the GSCBMS5S Index and receive variable payments based on the 3 Month LIBOR -14bps	8,654	—	8,654
Goldman Sachs & Co.	03/02/17	306	Pay fixed payments on the GSCBMS5S Index and receive variable payments based on the 3 Month LIBOR -14bps	4,806	—	4,806

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	03/02/17	30	Pay fixed payments on the GSCBMS5S Index and receive variable payments based on the 3 Month LIBOR -14bps	$ 134	$ —	$ 134
Goldman Sachs & Co.	04/06/17	737	Pay fixed payments on the GSGLAER2 Index and receive variable payments based on the 3 Month LIBOR -25bps	(27,928)	—	(27,928)
Goldman Sachs & Co.	04/06/17	583	Pay fixed payments on the GSGLAER2 Index and receive variable payments based on the 3 Month LIBOR -25bps	(22,096)	—	(22,096)
Goldman Sachs & Co.	04/06/17	297	Pay fixed payments on the GSGLAER2 Index and receive variable payments based on the 3 Month LIBOR -25bps	(11,248)	—	(11,248)
Goldman Sachs & Co.	12/20/16	710	Receive amounts based on the total return of iBoxx USD Liquid High Yield Index and pay variable payments based on 3 Month LIBOR +0bps	45,674	61	45,613
Goldman Sachs & Co.	12/20/16	10	Receive amounts based on the total return of iBoxx USD Liquid High Yield Index and pay variable payments based on 3 Month LIBOR +0bps	11	—	11
JPMorgan Chase	08/11/17	485	Pay fixed payments on the JPEBMCO2 Index and receive variable payments based on the 3 Month LIBOR +3bps	(7,334)	—	(7,334)
JPMorgan Chase	09/06/17	740	Pay fixed payments on the JPGMMLUX Index and receive variable payments based on the 3 Month LIBOR -5bps	(8,177)	—	(8,177)

				$ 21,059	$ 61	$ 20,998

(1)  Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,261,694	$2,797,585	$—
Preferred Stocks	—	47,109	—
Corporate Bonds	—	225,984	—
Foreign Government Bonds	—	656,082	—
U.S. Treasury Obligation	—	2,038,054	—
Affiliated Mutual Fund	3,078,793	—	—
Unaffiliated Funds	2,598,495	—	—
Option Purchased	16,643	—	—
Other Financial Instruments*
Financial Futures Contracts	(38,812)	—	—
Commodity Futures Contracts	6,380	—	—
OTC Forward Foreign Currency Exchange Contracts	—	30,893	—
OTC Interest Rate Swaps	—	17,897	—
Centrally Cleared Interest Rate Swap Agreements	—	(27,668)	—
OTC Total Return Swap Agreements	—	21,059	—

Total	$8,923,193	$5,806,995	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Commodity contracts	$6,380
Equity contracts	(50,548)
Foreign exchange contracts	47,536
Interest rate contracts	23,024

Total	$26,392

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

LONG-TERM INVESTMENTS — 98.4%

BANK LOAN(c) — 0.3%

Technology Hardware, Storage & Peripherals
Dell International LLC, Term Loan (cost $24,250,000)	2.854%		12/31/18	25,000	$24,830,350

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.740%	(c)	04/10/49	1,974	1,987,838
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%		09/10/46	2,500	2,781,042
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	7,370	7,959,400
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	20,000	21,400,234
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	15,000	15,503,676
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	15,000	16,166,046
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	20,000	21,573,890
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	20,000	20,651,918
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%		09/10/49	17,500	17,516,203
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	19,800	20,624,775
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	35,000	35,292,950
Commercial Mortgage Trust, Series 2012-LC4, Class A3	3.069%		12/10/44	400	410,649
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%		08/10/46	2,500	2,753,842
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%		02/10/47	8,000	8,765,150
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	10,000	10,751,635
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	23,000	24,566,079
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	20,000	21,254,318
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	2,000	2,128,689
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%		03/10/48	15,000	15,618,337
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	17,000	18,063,398
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	10,000	10,401,942
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	17,000	18,203,277
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%		07/10/50	13,500	14,565,479
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%		02/10/49	18,000	19,359,931
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.447%		08/15/48	19,000	20,415,888
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	29,500	31,679,268

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	10,000	$10,444,725
Deutsche Bank Commercial Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	15,000	15,152,778
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	2,000	2,080,782
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%		01/10/47	10,000	10,888,090
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%		06/10/47	15,000	16,214,712
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%		05/10/49	20,000	20,518,384
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%		10/10/49	25,000	25,228,155
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%		01/15/47	10,000	11,035,835
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%		09/15/47	15,000	16,106,063
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%		07/15/48	18,000	19,361,722
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	229	234,307
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	2,000	2,058,421
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	17,500	17,593,662
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A3	3.973%		10/15/46	5,500	6,119,789
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%		12/15/47	22,000	23,892,216
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	10,000	9,996,471
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(c)	05/15/46	3,016	3,088,843
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	1,000	1,103,484
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	15,000	16,147,603
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	13,200	14,007,757
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	15,416,969
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	25,000	25,231,185
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%		10/15/49	35,000	35,555,257
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.647%		11/15/49	20,000	20,376,000
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%		03/15/47	5,000	5,435,944

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $715,254,976)					743,685,008

CORPORATE BONDS — 86.7%

Aerospace & Defense — 0.6%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%		10/07/44	2,675	2,957,750

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	10,790	$10,997,848
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	8,015	8,585,900
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.700%	05/15/46	4,550	5,405,951
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45	3,080	3,195,759
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	590,743
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,777,702
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	10,350	11,987,567

				46,499,220

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.625%	09/16/26	3,545	3,584,275
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,000	3,132,423
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	14,600	15,074,018
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	10,783	11,295,602
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	5,000	5,135,540
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	268,882
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.250%	11/10/44	950	1,052,200
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.375%	11/15/41	1,628	1,808,306
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,128,410
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.875%	11/15/43	337	405,220
Reynolds American, Inc., Gtd. Notes(a)	5.700%	08/15/35	2,240	2,768,609
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45	6,490	8,437,701
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	8,000	9,368,160
Reynolds American, Inc., Gtd. Notes	7.000%	08/04/41	3,275	4,195,806
Reynolds American, Inc., Gtd. Notes	8.125%	05/01/40	650	926,480

				68,581,632

Airlines — 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	5,018	5,331,501
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	01/15/23	9,865	10,728,255
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	05/01/27	19,057	19,533,163
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	09/22/27	4,130	4,377,743
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	01/15/28	5,377	5,685,959
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	348	391,877
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	527	623,653
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	1,464	1,581,585
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	07/30/27	5,031	5,357,971
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	11/01/19	2,135	2,422,785

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%		08/15/25	3,000	$3,269,640
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		04/11/26	4,242	4,549,847
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.750%		09/03/26	5,183	5,454,871
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		10/07/28	23,000	23,000,000
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%		11/15/25	261	277,151

					92,586,001

Auto Manufacturers — 2.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	15,135	15,361,874
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%		03/10/21	3,500	3,644,883
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.875%		09/15/21	1,359	1,476,855
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	10,555	10,934,980
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	16,745	21,035,956
Ford Motor Co., Sr. Unsec’d. Notes	7.125%		11/15/25	2,700	3,367,718
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	11,506	15,218,940
Ford Motor Co., Sr. Unsec’d. Notes	7.700%		05/15/97	2,000	2,470,346
Ford Motor Co., Sr. Unsec’d. Notes	7.750%		06/15/43	1,510	1,960,937
Ford Motor Co., Sr. Unsec’d. Notes	9.980%		02/15/47	2,300	3,770,464
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%		01/09/22	7,350	7,541,997
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.375%		08/06/23	500	537,515
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	800	817,818
General Motors Co., Sr. Unsec’d. Notes	5.000%		04/01/35	20,705	21,428,785
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	13,075	15,431,638
General Motors Co., Sr. Unsec’d. Notes	6.750%		04/01/46	11,650	14,605,325
General Motors Financial Co., Inc., Gtd. Notes	2.400%		04/10/18	8,300	8,359,909
General Motors Financial Co., Inc., Gtd. Notes	2.625%		07/10/17	6,500	6,551,565
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/06/21	21,925	22,194,261
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20	7,450	7,752,708
General Motors Financial Co., Inc., Gtd. Notes	4.375%		09/25/21	5,000	5,340,250
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26	11,130	12,223,901

					202,028,625

Auto Parts & Equipment — 0.6%
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20	2,480	2,567,871
Delphi Corp. (United Kingdom), Gtd. Notes	4.150%		03/15/24	7,000	7,514,311
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.625%		07/02/44	2,381	2,641,055
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.950%		07/02/64	7,570	7,909,689
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.000%		04/29/20	7,915	8,370,113
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	11,040	11,706,595
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	10,000	10,500,000

					51,209,634

Banks — 8.0%
Bank of America Corp., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,300	6,567,750

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	12/31/49	5,075	$5,284,851
Bank of America Corp., Jr. Sub. Notes	6.300%	(c)	12/31/49	3,075	3,340,219
Bank of America Corp., Jr. Sub. Notes	6.500%	(c)	12/31/49	2,000	2,166,250
Bank of America Corp., Jr. Sub. Notes	8.125%	(c)	12/29/49	4,000	4,102,500
Bank of America Corp., Sr. Unsec’d. Notes	2.250%		04/21/20	3,000	3,020,655
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	5,500	5,693,424
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	24,700	25,668,487
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	23,000	24,571,291
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	4,485	5,197,792
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	6,640	7,816,900
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	6,205	8,089,483
Bank of America Corp., Sub. Notes	3.950%		04/21/25	6,000	6,211,212
Bank of America Corp., Sub. Notes	6.110%		01/29/37	1,000	1,222,197
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	11,225	11,633,433
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	5,710	6,046,570
Bank of America Corp., Sub. Notes, MTN(a)	4.450%		03/03/26	8,630	9,261,776
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	(c)	12/31/49	11,245	11,076,325
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	32,850	33,987,891
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	1,120	1,168,487
Citigroup, Inc., Jr. Sub. Notes(a)	6.125%	(c)	12/31/49	7,500	7,800,000
Citigroup, Inc., Jr. Sub. Notes	6.250%	(c)	12/31/49	3,960	4,261,950
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,800	1,899,769
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	3,335	3,764,018
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%		01/30/42	8,365	10,707,710
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%		02/15/98	2,825	4,034,510
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,000	3,144,264
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	5,400	5,717,471
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	6,160	6,446,274
Citigroup, Inc., Sub. Notes	4.600%		03/09/26	6,475	6,915,093
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	10,700	11,220,833
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,000	5,057,770
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,000	1,043,657
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%		03/26/25	5,000	4,967,705
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.800%		06/09/23	16,907	17,131,525
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,500	1,467,301
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	2,205	2,217,875
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	725	780,254
First Tennessee Bank NA, Sr. Unsec’d. Notes	2.950%		12/01/19	1,335	1,352,961
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	(c)	12/31/49	5,250	5,381,250
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(c)	12/31/49	8,100	8,140,281
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700%	(c)	12/31/49	3,325	3,370,719
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.600%		04/23/20	5,000	5,081,785
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	225	237,723
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	9,700	10,185,660
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	11,140	11,697,312

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	12,654	$14,200,989
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	700	813,077
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,000	2,615,148
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	3,400	3,650,889
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,500	6,185,899
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	2,000	2,274,730
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	8,275	9,024,003
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,525	1,941,798
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	5,000	5,157,465
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	1,715	1,760,655
Intesa Sanpaolo SpA (Italy), Gtd. Notes	2.375%		01/13/17	814	815,131
JPMorgan Chase & Co., Jr. Sub. Notes(a)	5.000%	(c)	12/31/49	7,000	6,902,000
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	(c)	12/31/49	1,800	1,809,000
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	(c)	12/31/49	6,990	7,086,113
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(c)	12/31/49	6,000	6,337,500
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(c)	04/29/49	4,400	4,521,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	59,500	59,655,711
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%		04/01/26	18,200	18,728,655
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	150	164,706
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.850%		02/01/44	2,600	3,138,756
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	250	312,738
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	1,100	1,408,228
JPMorgan Chase & Co., Sub. Notes	4.125%		12/15/26	9,450	10,083,216
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	1,980	2,217,873
Morgan Stanley, Jr. Sub. Notes	5.450%	(c)	12/31/49	3,675	3,687,275
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	(c)	12/31/49	5,215	5,325,819
Morgan Stanley, Sr. Unsec’d. Notes	3.875%		04/29/24	1,190	1,272,692
Morgan Stanley, Sr. Unsec’d. Notes	4.300%		01/27/45	3,945	4,222,866
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	5,875	8,005,216
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	3,760	3,967,390
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	15,405	16,565,905
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22	230	253,681
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25	1,000	1,115,700
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	2,000	2,160,726
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	3,445	3,517,593
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	4,000	3,935,972
State Street Corp., Jr. Sub. Notes	5.250%	(c)	12/31/49	5,790	6,093,975
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	20,000	19,962,780
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	19,265	20,189,508
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	13,475	14,168,747
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	6,750	8,063,550
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	7,060	7,773,138
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23	1,500	1,605,219

					628,846,195

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Beverages — 1.4%
Anheuser-Busch Cos. LLC (Belgium), Gtd. Notes	6.800%	08/20/32	665	$890,831
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	13,582,183
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	23,680	27,226,625
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	4.900%	02/01/46	3,890	4,628,248
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	5,775,280
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	250,031
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,833,692
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	250	258,771
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,500	1,588,125
Dr Pepper Snapple Group, Inc., Gtd. Notes	4.500%	11/15/45	17,400	19,725,145
PepsiCo, Inc., Sr. Unsec’d. Notes(a)	4.450%	04/14/46	13,925	16,487,479
PepsiCo, Inc., Sr. Unsec’d. Notes	4.600%	07/17/45	12,645	15,230,055

				108,476,465

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	6,429,138
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	543,375
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	4,495	4,721,656
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51	21,773	23,270,917
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,518,728
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	8,515	10,015,811
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	7,206,752
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	6,150	6,924,390
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	16,964	19,182,586
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	13,233,379
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	1,507,135
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	10,433,002
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	1,915	2,140,112
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	11,485	12,817,432
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	1,000	1,239,956

				122,184,369

Building Materials — 0.7%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	14,000	15,029,434
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,910,875
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,873,889
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,198,558
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,746,885
Owens Corning, Gtd. Notes	4.200%	12/01/24	4,868	5,164,476
Owens Corning, Gtd. Notes	7.000%	12/01/36	9,000	11,361,438
Owens Corning, Gtd. Notes	9.000%	06/15/19	5,000	5,840,000
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,375,375; purchased 02/11/15 - 05/04/15)(f)(g)	5.375%	11/15/24	6,150	6,334,500

				51,460,055

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Chemicals — 4.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	$1,401,486
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	2,949,183
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,266,517
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	1,445,766
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,653,151
Air Liquide Finance SA (France), Gtd. Notes, 144A	3.500%	09/27/46	8,585	8,773,106
Albemarle Corp., Sr. Unsec’d. Notes	4.500%	12/15/20	4,105	4,433,897
Ashland, Inc., Gtd. Notes	3.875%	04/15/18	6,050	6,231,500
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	6,031	6,272,240
Ashland, Inc., Gtd. Notes	6.875%	05/15/43	4,000	4,360,000
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	17,881,006
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,918	7,413,132
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	4,460	4,492,438
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	30,015	29,634,560
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	1,600	1,721,120
Chemtura Corp., Gtd. Notes	5.750%	07/15/21	1,000	1,050,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	1,400	1,454,496
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	14,490	15,855,016
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	480	520,629
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	17,068	17,375,156
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	5,433	5,756,475
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	14,258	16,102,287
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	3,732	5,094,639
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,307,476
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.800%	02/15/23	900	920,026
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	4.900%	01/15/41	3,300	3,700,241
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%	06/01/17	4,633	4,666,112
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	11,700	12,414,636
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	12,650	12,906,099
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	9,200	9,431,058
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A (original cost $9,400,000; purchased 10/09/14)(f)(g)	4.250%	10/15/19	9,400	9,353,752
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	27,110	30,803,466
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	14,875	14,735,398
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,786,093
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,240,163
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,201,934
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.650%	12/01/44	5,000	4,330,075
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	2,008,125
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	898,912
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	4,550	4,345,300
Mosaic Co. (The), Sr. Unsec’d. Notes	3.750%	11/15/21	1,370	1,448,338
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43	6,660	7,150,975
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,117,838
PPG Industries, Inc., Sr. Unsec’d. Notes	6.650%	03/15/18	3,077	3,295,753
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	2,980	3,120,558
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%	12/03/20	6,475	6,776,605
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	4,365,865
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	650,281
W.R. Grace & Co.-Conn, Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,487,500

				324,600,379

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Commercial Services — 1.2%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	725	$762,156
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,441,730
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,231,759
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,453	3,060,812
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,850,094; purchased 02/09/15)(f)(g)	2.800%	11/01/18	1,800	1,840,865
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $12,930,970; purchased 05/29/14)(f)(g)	3.300%	10/15/22	13,000	13,618,423
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $16,745,232; purchased 05/23/16)(f)	3.300%	12/01/26	16,800	17,283,118
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,191,066; purchased 04/11/16)(f)(g)	4.500%	02/15/45	3,175	3,382,848
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,041,930; purchased 10/29/13)(f)(g)	5.625%	03/15/42	1,000	1,209,785
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,204,460; purchased 10/23/15)(f)(g)	6.700%	06/01/34	1,000	1,326,511
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $4,509,951; purchased 08/29/13 - 04/24/15)(f)(g)	7.000%	10/15/37	3,623	4,941,196
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	3,125	3,672,975
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,531,170
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	1,000	1,342,885
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	3,000	3,341,250
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,480,598
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	5,000	5,100,000
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,120,000
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	5,976	6,847,157
William Marsh Rice University, Unsec’d. Notes	3.774%	05/15/55	7,000	7,669,312

				97,204,550

Computers — 1.5%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	17,192,537
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	24,523,093
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	4,700	4,803,353
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	30,995	35,765,936
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,716,283
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	7,210	7,535,315
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	6.350%	10/15/45	4,965	5,123,597
International Business Machines Corp., Sr. Unsec’d. Notes(a)	3.375%	08/01/23	900	967,870
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%	02/12/24	360	391,985
NCR Corp., Gtd. Notes(a)	6.375%	12/15/23	500	528,750
Seagate HDD Cayman, Gtd. Notes(a)	3.750%	11/15/18	800	821,980

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	9,800	$10,780,000

				117,150,699

Distribution/Wholesale
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600%	06/15/45	3,450	4,037,756

Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	15,157	15,479,086
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%	07/01/20	2,000	2,075,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	1,275	1,333,969
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	3,475	3,648,750
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	1,200	1,225,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	300	317,625
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	2,736	3,070,791
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	18,000	18,427,500
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	1,000	1,071,250
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	5,450	5,688,154
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	6,850,417
MasterCard, Inc., Sr. Unsec’d. Notes	3.375%	04/01/24	2,450	2,641,245
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	1,755	1,748,419
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	6,000	6,090,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,485,625
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	7,100	7,632,500
Synchrony Financial, Sr. Unsec’d. Notes	2.600%	01/15/19	12,135	12,277,938
Synchrony Financial, Sr. Unsec’d. Notes	3.700%	08/04/26	1,535	1,524,072
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	3,525	3,700,954
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	1,000	1,056,752

				99,345,547

Electric — 9.6%
AEP Texas Central Co., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,719,179
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	761,250
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,922,073
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	5,000	5,720,180
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	7,213,067
Arizona Public Service Co., Sr. Unsec’d. Notes	4.350%	11/15/45	9,065	10,303,370
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	3,038,236
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	347,114
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	7,150	7,988,445
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	4,800	4,871,774
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	2,300	2,727,671
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	10,093,295
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	5,274,707
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19	700	710,990
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	10,465	10,711,869
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,971,508
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,538,533

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	$5,316,960
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,347,372
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,102,943
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	11,500	12,042,535
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes(a)	4.450%	03/15/44	8,000	9,165,728
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.625%	12/01/54	1,750	2,004,761
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,778,860
Consumers Energy Co., First Mortgage	3.250%	08/15/46	3,940	3,876,708
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,520,852
Dominion Resources, Inc., Jr. Sub. Notes	2.962%	07/01/19	4,375	4,490,526
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.700%	12/01/44	1,625	1,797,009
Dominion Resources, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,846,875
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	18,710,245
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	568,519
DTE Electric Co., General Ref. Mortgage(a)	4.300%	07/01/44	5,625	6,459,024
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,462,195
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	14,331,023
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,410,279
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	10,858,806
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,626,955
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,312,663
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	10,280	10,024,151
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	481,084
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	8,213,451
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,648,351
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	10,295	10,609,595
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,303,136
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	5,255,405
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	639,419
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,656,162
Emera US Finance LP (Canada), Gtd. Notes, 144A	4.750%	06/15/46	24,700	26,509,176
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,790,089
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,097,208
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	5,000	5,277,660
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	15,000	16,691,700
FirstEnergy Solutions Corp., Gtd. Notes(a)	6.800%	08/15/39	1,000	632,789
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	3,150	3,523,650
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,830,255
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	8,450,013
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	8,142,956
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	15,014,327
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	787,081
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	10,451,237
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,185,312
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700%	04/01/24	1,000	1,094,914
Kansas Gas & Electric Co., First Mortgage, 144A	4.300%	07/15/44	2,000	2,232,116
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	1,098,520
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	799,749
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	10,888,539

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	$10,435,640
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	18,739,101
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,537,556
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,828,782
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,405,973
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	8,572,660
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	17,851,355
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	5,387,005
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	9,627,004
NRG Energy, Inc., Gtd. Notes, 144A	6.625%	01/15/27	3,600	3,528,000
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	6,425	6,537,437
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,080,869
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/15/44	9,000	9,577,134
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes	4.550%	03/15/44	1,325	1,514,263
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	2.950%	03/01/26	9,390	9,780,211
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,806,254
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	5,322,412
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,714,978
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	15,034,821
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	3,000	4,000,527
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,983,778
Peco Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,915,046
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	867,481
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,424,983
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,886,874
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	695,665
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	32,155,581
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,448,908
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	188,908
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,546,238
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,175,996
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	2,218,252
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	2,195,622
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	17,588,354
South Carolina Electric & Gas Co., First Mortgage	4.500%	06/01/64	13,545	14,280,927
Southern California Edison Co., First Mortgage	3.600%	02/01/45	4,330	4,519,308
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,867,597
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,153,562
Southern Co. (The), Sr. Unsec’d. Notes	4.250%	07/01/36	15,000	15,914,700
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,089,780
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	639,087
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	8,048,139
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,487,863
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%	06/01/46	11,770	12,514,041
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	9,175	9,611,602
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	8,500	9,482,115
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	5,150	5,894,067

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%		08/15/43	2,000	$2,344,870
Westar Energy, Inc., First Mortgage	4.100%		04/01/43	3,775	4,088,148
Westar Energy, Inc., First Mortgage	4.125%		03/01/42	3,010	3,328,593
Westar Energy, Inc., First Mortgage	4.250%		12/01/45	4,365	4,861,353
Westar Energy, Inc., First Mortgage	4.625%		09/01/43	730	847,147
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	4.250%		06/01/44	3,850	4,353,064
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%		11/01/44	5,000	6,015,895

					749,187,670

Electrical Components & Equipment
General Cable Corp., Gtd. Notes(a)	5.750%	(c)	10/01/22	750	712,500

Electronics — 0.8%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%		01/30/19	4,500	4,605,007
Fortive Corp., Gtd. Notes, 144A	4.300%		06/15/46	13,160	14,083,977
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22	500	524,190
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%		03/15/42	9,216	10,239,630
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	6.875%		03/11/38	6,920	9,158,440
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%		12/17/18	1,350	1,373,841
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%		02/03/22	8,100	8,617,728
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%		10/01/37	8,475	12,009,397

					60,612,210

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,150,000; purchased 07/21/14)(f)(g)	7.125%		06/26/42	2,000	800,000

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,000	1,005,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%		11/01/20	7,015	7,558,663

					8,563,663

Environmental Control
Clean Harbors, Inc., Gtd. Notes	5.250%		08/01/20	3,000	3,082,500

Foods — 1.8%
Delhaize Group (Netherlands), Gtd. Notes	5.700%		10/01/40	6,690	8,097,549
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	1,350	1,400,625
JM Smucker Co. (The), Gtd. Notes	2.500%		03/15/20	1,495	1,531,678
JM Smucker Co. (The), Gtd. Notes	3.000%		03/15/22	1,510	1,581,450
JM Smucker Co. (The), Gtd. Notes	4.375%		03/15/45	8,500	9,384,391
Kellogg Co., Sr. Unsec’d. Notes	4.500%		04/01/46	3,895	4,212,933
Kraft Heinz Foods Co., Gtd. Notes	3.000%		06/01/26	3,370	3,396,886
Kraft Heinz Foods Co., Gtd. Notes	4.375%		06/01/46	17,150	18,145,146
Kraft Heinz Foods Co., Gtd. Notes	5.000%		07/15/35	16,515	19,071,918
Kraft Heinz Foods Co., Gtd. Notes	5.200%		07/15/45	4,975	5,883,564
Kraft Heinz Foods Co., Gtd. Notes	6.500%		02/09/40	500	671,092
Kraft Heinz Foods Co., Gtd. Notes	6.750%		03/15/32	8,633	11,018,134
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%		08/01/39	10,275	14,530,175

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	$6,213,319
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	5,856,538
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,338,999
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	540,228
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	250	261,250
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	8,177,942
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,639,673
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	1,810,010
Sysco Corp., Gtd. Notes	5.375%	09/21/35	8,000	9,588,176
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,266,130

				138,617,806

Forest Products & Paper — 1.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $ 3,632,773; purchased 10/08/13 - 10/17/13)(f)(g)	7.250%	06/01/28	2,960	4,006,760
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $ 4,195,818; purchased 09/17/15)(f)(g)	7.375%	12/01/25	3,300	4,398,487
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $ 11,232,390; purchased 03/23/16)(f)(g)	7.750%	11/15/29	8,300	11,877,673
International Paper Co., Sr. Unsec’d. Notes	3.800%	01/15/26	3,000	3,187,704
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	36,172	38,180,378
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	965	1,060,051
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	11,290	13,349,951
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	2,080	2,753,379
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	10,000	11,888,310

				90,702,693

Gas — 0.6%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	750	807,708
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	4,320	4,701,663
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	1,023,506
Nisource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	11,649,413
Nisource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,799,182
Nisource Finance Corp., Gtd. Notes	6.125%	03/01/22	5,200	6,204,671
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,555	5,519,998
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	394,544
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,953,107
Southern Co. Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	5,579,627
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,773,815

				48,407,234

Healthcare-Products — 1.0%
Becton Dickinson and Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	3,180,275
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,503,319
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	6,562	7,435,940
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	8,830,737
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	24,829	29,173,777
St. Jude Medical, Inc., Sr. Unsec’d. Notes	3.875%	09/15/25	3,015	3,213,441
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	7,184,066
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	15,790	15,895,525

				76,417,080

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services — 2.7%
Aetna, Inc., Sr. Unsec’d. Notes	4.250%	06/15/36	10,760	$11,144,627
Aetna, Inc., Sr. Unsec’d. Notes	4.375%	06/15/46	22,815	23,890,659
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	1,830	2,062,727
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,125	4,940,455
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	08/15/21	3,000	3,214,092
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	2,600	2,804,136
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,090,956
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	08/15/44	740	807,178
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	553,261
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	5,025	5,483,923
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	926,589
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	25,880,527
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,703,625
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	798,750
HCA, Inc., Gtd. Notes	5.875%	02/15/26	4,000	4,265,000
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	3,500	3,692,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,731,875
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,240,713
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,804,790
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	13,106,568
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	3,375	3,518,437
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,631,519
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	6,949	7,563,333
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	3,071,622
NYU Hospitals Center, Sec’d. Notes	4.784%	07/01/44	4,725	5,503,113
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	912,855
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,492,428
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,428,493
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,913,039
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,531,544
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	7,800	8,371,327
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	13,540,176
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%	11/28/44	3,720	4,234,729
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	5,203,453
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	6,032,324
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	2,188,713
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	4,545	5,277,972
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,250,904
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	4.750%	07/15/45	14,345	17,202,352

				210,011,284

Holding Companies-Diversified
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,465,882

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	619,500
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,452,785

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Toll Brothers Finance Corp., Gtd. Notes	4.875%		11/15/25	915	$937,875

					5,010,160

Home Furnishings
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%		06/15/21	700	780,752
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%		03/01/43	450	526,914

					1,307,666

Household Products/Wares — 0.5%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%		07/30/46	15,400	15,141,080
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%		03/12/25	28,175	27,955,827
SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original cost $416,908; purchased 05/07/13)(f)(g)	4.000%		05/15/43	425	443,652

					43,540,559

Housewares — 0.6%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.150%		10/15/18	2,900	2,941,238
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	4,019	4,278,089
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%		11/01/25	9,150	9,670,086
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%		06/15/22	885	950,293
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%		04/01/46	24,751	30,025,488

					47,865,194

Insurance — 2.1%
Allstate Corp. (The), Sub. Notes	5.750%	(c)	08/15/53	800	859,000
American International Group, Inc., Sr. Unsec’d. Notes	4.375%		01/15/55	4,500	4,252,824
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	10,700	10,899,480
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	3,550	3,994,258
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	8,532	9,360,662
AXIS Specialty Finance PLC, Gtd. Notes	5.150%		04/01/45	3,700	3,989,477
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300%		05/15/43	2,250	2,527,900
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%		05/15/42	645	732,308
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	4,670	4,908,450
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	4.500%		02/11/43	905	1,048,410
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	27,363	29,631,530
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,700	2,102,043
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	200	195,747
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23	5,635	6,095,982
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	4,300	4,479,121
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35	12,952	16,108,351
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	18,084	22,479,551
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	6,150	7,378,948
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	6,500	8,367,275
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	100	107,926
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	3,270	3,559,457
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(c)	10/16/44	8,050	8,875,930
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	350	393,650

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes(a)	4.300%	08/25/45	3,225	$3,711,991
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	715,841
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%	08/01/44	2,675	2,830,650
XLIT Ltd. (Ireland), Gtd. Notes	5.250%	12/15/43	2,962	3,245,123

				162,851,885

Lodging — 0.6%
Choice Hotels International, Inc., Gtd. Notes	5.700%	08/28/20	500	543,750
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,737,500
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	22,630	22,872,390
Starwood Hotels & Resorts Worldwide LLC, Sr. Unsec’d. Notes	4.500%	10/01/34	13,500	14,152,968
Starwood Hotels & Resorts Worldwide LLC, Sr. Unsec’d. Notes	6.750%	05/15/18	3,600	3,892,421
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.250%	10/15/21	1,950	1,969,500

				46,168,529

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.300%	05/15/44	2,000	2,226,980
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	4,200	4,793,120
Terex Corp., Gtd. Notes	6.500%	04/01/20	750	768,750

				7,788,850

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes(a)	3.250%	02/01/17	3,850	3,864,437
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,273,477

				7,137,914

Media — 4.5%
21st Century Fox America, Inc., Gtd. Notes	4.950%	10/15/45	1,005	1,139,314
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	12,321	14,672,179
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,890,079
21st Century Fox America, Inc., Gtd. Notes	6.150%	02/15/41	1,000	1,268,523
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	5,000	6,409,445
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,794,355
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,546,785
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	7,692	11,335,508
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	6,165,000
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,000	1,012,500
Belo Corp., Sr. Unsec’d. Notes	7.250%	09/15/27	150	159,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	2,000	2,095,000
CBS Corp., Gtd. Notes	2.900%	01/15/27	5,260	5,128,442
CBS Corp., Gtd. Notes	4.600%	01/15/45	7,635	7,834,953
CBS Corp., Gtd. Notes	5.900%	10/15/40	85	101,150
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	11,453	13,489,114
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	13,000	15,721,186
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	10,596	12,739,009
Comcast Corp., Gtd. Notes	2.350%	01/15/27	4,035	3,981,294

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,030	$6,368,090
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,275	1,370,161
Comcast Corp., Gtd. Notes	3.400%	07/15/46	17,415	16,929,156
Comcast Corp., Gtd. Notes	4.200%	08/15/34	5,000	5,528,550
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,764,017
Comcast Corp., Gtd. Notes	4.600%	08/15/45	25,578	29,541,413
Comcast Corp., Gtd. Notes	4.650%	07/15/42	10,500	12,133,842
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	11,321,174
Comcast Corp., Gtd. Notes	6.550%	07/01/39	2,863	4,056,370
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	572,256
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29	1,265	1,658,387
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	1,600	1,649,395
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	6,850	7,702,914
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,746,458
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,498,943
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	2,025	2,090,813
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	3,800	3,986,603
TEGNA, Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,065,000
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%	09/15/42	950	906,546
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	800	853,925
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	380	421,985
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	2,785	3,301,982
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	4,700	5,717,785
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44	4,495	4,867,330
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,628,487
Time Warner, Inc., Gtd. Notes	4.850%	07/15/45	18,385	20,551,856
Time Warner, Inc., Gtd. Notes	5.350%	12/15/43	5,020	5,973,007
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	5,058	6,394,233
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	6,275	8,083,386
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	7,420	10,519,891
Time Warner, Inc., Gtd. Notes	7.700%	05/01/32	175	248,830
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	1,540	1,426,624
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	9,550	9,736,855
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	4,605	4,503,381
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	15,086	15,794,167
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	5,855	6,603,544
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,148,125
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	4,600	4,784,000

				350,932,317

Mining — 1.9%
Alcoa, Inc., Sr. Unsec’d. Notes(a)	5.125%	10/01/24	2,100	2,233,875
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	6,960	7,632,406
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	5,430	5,948,060
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	8,800	10,013,881
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950%	10/15/39	12,865	14,700,051
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	1,930	2,026,261
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	17,640	20,848,928

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	(c)	10/19/75	3,270	$3,539,775
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	(c)	10/19/75	9,690	10,973,925
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,305,905
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.700%		03/15/23	500	518,883
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	8,335	8,967,218
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	10,913	12,777,486
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(a)	3.875%		04/23/25	13,120	13,172,441
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	11,180	11,122,177
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	8,527	9,293,006
Yamana Gold, Inc. (Canada), Gtd. Notes	4.950%		07/15/24	11,100	11,466,067

					149,540,345

Miscellaneous Manufacturing — 1.0%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,041,880
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $1,000,000; purchased 07/28/14)(f)(g)	5.000%		03/15/22	1,000	1,005,000
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	3,465	3,792,041
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	19,225	22,132,397
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	563,135
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	6,825	6,840,779
Pentair Finance SA (United Kingdom), Gtd. Notes	3.150%		09/15/22	8,800	8,794,764
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.400%		05/27/45	7,000	8,081,633
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,583,946
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	9,484,071
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	859,301
Tyco International Finance SA, Gtd. Notes	5.125%		09/14/45	12,450	14,724,491

					78,903,438

Office Furnishings
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,694,135

Office/Business Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes(a)	3.500%		08/20/20	3,000	3,054,879
Xerox Corp., Sr. Unsec’d. Notes	6.350%		05/15/18	2,983	3,167,785

					6,222,664

Oil & Gas — 6.0%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	4,290	5,310,999
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	700	690,481
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,587,490
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.581%	(s)	10/10/36	6,742	2,611,453
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	17,231,301
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,238,852
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	3,065,283
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	16,271,437
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42	7,500	7,891,215

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	9,033	$10,305,795
Apache Corp., Sr. Unsec’d. Notes	7.950%	04/15/26	6,000	7,511,616
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.017%	01/16/27	10,600	10,767,045
Burlington Resources Finance Co., Gtd. Notes	7.200%	08/15/31	2,285	2,978,879
Burlington Resources Finance Co., Gtd. Notes	7.400%	12/01/31	2,700	3,589,728
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.800%	04/15/24	7,300	7,264,909
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%	03/15/38	7,065	7,903,495
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%	06/30/33	2,000	2,260,816
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%	09/15/43	6,693	6,010,073
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	12,584	13,507,942
Chevron Corp., Sr. Unsec’d. Notes(a)	2.954%	05/16/26	15,400	15,912,758
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34	3,300	3,293,397
ConocoPhillips Co., Gtd. Notes(a)	4.950%	03/15/26	19,500	21,979,757
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%	04/15/29	3,300	4,196,442
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	12,480	12,140,981
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%	07/15/41	15,525	15,664,585
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	7,515	8,457,223
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	3,913	4,794,176
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	8,330	10,319,062
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	05/15/19	6,300	6,803,307
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	4,000	4,056,848
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	5,533	5,516,905
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,045	12,063,482
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,427,977
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	9,450	10,563,144
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	3,000	3,165,858
Hess Corp., Sr. Unsec’d. Notes	4.300%	04/01/27	22,165	22,337,577
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	6,560	6,711,884
Hess Corp., Sr. Unsec’d. Notes	7.875%	10/01/29	8,870	10,798,418
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	5,133	5,357,307
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	2,621	3,181,110
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700%	12/14/18	6,160	6,292,927
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.000%	09/15/54	4,625	4,055,982
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	500	509,954
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	7,089	6,998,899
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	5,535	5,634,088
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	13,664,119
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	29,440	32,498,787
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,787,665
Phillips 66, Gtd. Notes(a)	4.875%	11/15/44	6,200	6,887,512
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	14,525	15,752,551
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	10,000	9,600,000
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,922,596
Shell International Finance BV (Netherlands), Gtd. Notes(a)	3.250%	05/11/25	10,000	10,534,730
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	5,430	5,861,120
Statoil ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,882,821

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Tosco Corp., Gtd. Notes	7.800%	01/01/27	4,830	$6,375,387
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%	03/15/45	7,045	6,953,633

				473,953,778

Oil & Gas Services — 0.6%
Cameron International Corp., Sr. Unsec’d. Notes	3.600%	04/30/22	1,500	1,553,783
Cameron International Corp., Sr. Unsec’d. Notes	5.125%	12/15/43	2,000	2,234,150
Cameron International Corp., Sr. Unsec’d. Notes	7.000%	07/15/38	4,000	5,154,020
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,819,081
Halliburton Co., Sr. Unsec’d. Notes(a)	4.750%	08/01/43	9,350	9,869,710
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	509,842
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	13,895	15,117,413
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	14,986,088

				51,244,087

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	982,313
Ball Corp., Gtd. Notes(a)	5.250%	07/01/25	3,000	3,232,500
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	300	311,250
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	701,563
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,326,397
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,357,962
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,452,500
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	2,987	4,027,351

				16,391,836

Pharmaceuticals — 4.8%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,250	1,281,741
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	988,517
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	14,780	15,436,084
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	10,886,289
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	9,925	10,687,041
Actavis Funding SCS, Gtd. Notes	2.350%	03/12/18	7,855	7,935,993
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	15,711,265
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	23,500	25,695,464
Actavis, Inc., Gtd. Notes	4.625%	10/01/42	7,650	8,148,994
AmerisourceBergen Corp., Sr. Unsec’d. Notes	4.250%	03/01/45	2,120	2,296,043
Baxalta, Inc., Gtd. Notes	5.250%	06/23/45	2,790	3,300,751
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	6.875%	08/01/97	5,374	8,247,000
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,600,169
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,966,177
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%	09/15/45	1,415	1,666,552
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	22,930	23,060,197
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	16,905	18,541,979
Express Scripts Holding Co., Gtd. Notes	4.800%	07/15/46	15,280	15,872,421
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	8,550	9,494,484
GlaxoSmithkline Capital, Inc. (United Kingdom), Gtd. Notes	4.200%	03/18/43	500	576,588
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,500	4,657,500
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	26,220,585
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,798,096
Johnson & Johnson, Sr. Unsec’d. Notes(a)	4.850%	05/15/41	4,080	5,347,974
McKesson Corp., Sr. Unsec’d. Notes	3.796%	03/15/24	6,200	6,686,297

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.125%	11/15/25	3,175	$3,442,322
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44	8,226	8,781,214
Merck & Co., Inc., Sr. Unsec’d. Notes	2.400%	09/15/22	3,125	3,215,219
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	3,515	3,720,596
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	6,504,348
Mylan NV, Gtd. Notes, 144A	3.000%	12/15/18	2,645	2,703,314
Mylan NV, Gtd. Notes, 144A(a)	5.250%	06/15/46	2,820	2,970,044
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45	19,625	21,731,253
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	8,500	9,819,515
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	5,054,933
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	21,086,515
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	43,270	43,479,557
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	10,960	11,010,701
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	1,500	1,492,887

				377,116,619

Pipelines — 2.4%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	833,249
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,500	1,537,500
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	6.450%	11/03/36	10,766	10,469,935
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30	1,000	1,055,000
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.900%	03/15/35	1,905	1,758,437
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	644,901
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	4,307,211
Energy Transfer Partners LP, Sr. Unsec’d. Notes	6.125%	12/15/45	9,130	9,535,664
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	2,200	2,185,515
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	2,067,075
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	6,001,675
Enterprise Products Operating LLC, Gtd. Notes(a)	4.900%	05/15/46	26,400	27,746,796
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,144,272
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	4,985	5,361,188
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	67,145
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.350%	07/15/25	11,675	12,164,988
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	15,600	17,322,490
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,932,568
Kinder Morgan, Inc., Gtd. Notes	5.300%	12/01/34	3,079	3,069,686
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	11,700	12,002,925
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,515,729
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	2,320	2,561,282
MPLX LP, Gtd. Notes	4.875%	12/01/24	6,200	6,412,821
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	561,734
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	3,950	4,363,841
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	4,000	4,008,092
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	620,777
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,915,635
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,858,375

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	3,175	$3,223,860
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	9,900	10,124,195
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	12,600	11,978,152
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	4,653	4,539,569

				185,892,282

Real Estate Investment Trusts (REITs) — 2.1%
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	9,005,431
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,110,994
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,553,285
Equity CommonWealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,715,951
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,234,400
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	9,835,210
HCP, Inc., Sr. Unsec’d. Notes	4.000%	12/01/22	3,900	4,121,438
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	26,631,526
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,734,356
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	6,299,802
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	7,773	7,811,251
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	4,000	3,758,088
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	1,000	1,006,707
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	3,216,631
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	1,550	1,668,662
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,686,576
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	8,500	8,550,465
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,289,377
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	3,300	3,423,750
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250%	08/15/22	5,000	5,210,410
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	8,850	9,073,144
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	4,400	4,665,650
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,410,289
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,560,710
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,570,931
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,248	19,289,669
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,630,140

				168,064,843

Retail — 3.9%
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	6,800	6,574,934
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	11,208,654
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,217,071
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,598,134
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,282,392
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	601,070
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	36,765	44,987,308
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	21,321,078
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.700%	04/01/23	1,025	1,067,291
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	1,079,845
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	6,109,797
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	9,395	10,849,290
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	18,566,613
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	11,496,575
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22	8,575	9,582,563
L Brands, Inc., Gtd. Notes	5.625%	10/15/23	977	1,090,576

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	10,000	$10,331,790
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	7,398,234
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,842,042
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	5.125%	11/15/41	4,000	4,929,960
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	7,460	7,854,246
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	3,994	3,385,546
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,765,159
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	26,809,167
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22	275	286,687
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22	300	317,985
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	12,150	13,284,288
Target Corp., Sr. Unsec’d. Notes	3.625%	04/15/46	33,730	34,814,318
Target Corp., Sr. Unsec’d. Notes	6.350%	11/01/32	4,075	5,547,542
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.300%	04/22/44	16,175	19,000,773
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	2,000	2,472,174
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41	985	1,338,581
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37	2,623	3,867,776

				302,879,459

Semiconductors — 0.5%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	11,970,222
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,061,020
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	10,000	9,800,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	5,000	5,356,250
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	1,200	1,310,048
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	900	936,000
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,556,250

				35,989,790

Software — 3.4%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,231,345
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	4,070	4,324,481
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26	8,605	8,520,482
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	14,000	14,849,394
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	4,415	4,416,015
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	5.000%	10/15/25	11,095	12,652,339
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	1,177	1,213,619
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	36,445	36,889,082
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	6,597,077
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	44,050	44,628,112
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	3,070	3,141,457
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	25,234	28,688,661
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,539,139
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,615,265
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	36,790	38,015,585
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,361,603
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	13,231,132
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	29,105	30,917,339

				263,832,127

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications — 4.7%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%		03/30/20	5,000	$5,494,735
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40	5,440	6,487,026
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	4.375%		07/16/42	1,800	1,767,546
AT&T, Inc., Sr. Unsec’d. Notes	3.950%		01/15/25	3,085	3,274,749
AT&T, Inc., Sr. Unsec’d. Notes	4.350%		06/15/45	37,679	37,115,812
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	28,060	29,482,333
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.500%		03/09/48	807	811,226
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.550%		03/09/49	2,876	2,887,708
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	1,145	1,198,191
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	7,538	7,912,797
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	14,670	15,917,654
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	277	310,283
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18	15,687	16,527,949
AT&T, Inc., Sr. Unsec’d. Notes	6.000%		08/15/40	11,165	13,376,172
AT&T, Inc., Sr. Unsec’d. Notes	6.375%		03/01/41	2,960	3,708,898
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	(c)	12/15/30	1,675	2,711,585
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A (original cost $8,634,375; purchased 07/29/15)(f)(g)	14.750%		12/01/16	7,500	7,640,625
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	(c)	06/15/30	1,000	1,554,396
Motorola Solutions, Inc., Sr. Unsec’d. Notes(a)	3.750%		05/15/22	7,000	7,179,410
Qwest Corp., Sr. Unsec’d. Notes	6.750%		12/01/21	5,000	5,568,750
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19	950	967,813
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.272%		01/15/36	9,775	10,184,621
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%		11/01/34	677	716,359
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	40,606	42,933,983
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	4,569	4,806,268
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41	2,750	2,976,061
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	8,928	9,999,922
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	83,819	92,556,293
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.050%		03/15/34	21,112	23,729,318
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%		04/01/41	5,711	7,194,295

					366,992,778

Transportation — 2.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.900%		08/01/46	13,300	14,217,700
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42	7,480	8,390,338
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%		03/15/42	10,600	11,864,442
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%		03/15/43	200	226,948
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%		09/01/44	2,455	2,842,379

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	13,388	$16,649,477
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.950%	08/15/30	6,950	10,517,657
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,356,056
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	686,367
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,535,292
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,133,351
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	17,774,006
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.125%	10/15/31	4,880	6,747,337
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	16,500	17,693,989
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,610,193
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	10,400	11,248,047
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,731,015
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,682	3,298,254
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,302,299
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	709,510
Federal Express Corp., Sr. Unsec’d. Notes	7.600%	07/01/97	1,000	1,379,854
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	853,820
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	2,194,807
FedEx Corp., Gtd. Notes	4.550%	04/01/46	10,980	12,196,386
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,237,258
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	12,504,995
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	11,352,070
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,179,962
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,637,005
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,254,762
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	3,611,034
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	2,045	2,478,243
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	05/23/2111	800	980,538
Union Pacific Corp., Sr. Unsec’d. Notes	3.250%	01/15/25	3,575	3,844,083
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,799,916
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,867,268
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	306,575
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,259,552
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,967,353
Union Pacific Corp., Sr. Unsec’d. Notes	4.750%	12/15/43	1,000	1,192,417
Union Pacific Corp., Sr. Unsec’d. Notes	4.850%	06/15/44	1,225	1,499,252

				213,131,807

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,294,350; purchased 08/04/15)(f)(g)	2.500%	06/15/19	2,315	2,348,908
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $13,545,037; purchased 02/20/15 - 02/23/15)(f)(g)	3.750%	05/11/17	12,970	13,146,963

				15,495,871

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Water — 0.1%
Aquarion Co., Sr. Unsec’d. Notes, 144A (original cost $4,978,900; purchased 08/19/14)(f)(g)	4.000%	08/15/24	5,000	$5,265,450

TOTAL CORPORATE BONDS (cost $6,378,888,107)				6,792,006,032

FOREIGN AGENCY — 0.2%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,079,103
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,407,763
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	6,650	6,661,757
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,575,137
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A (original cost $1,291,771; purchased 04/30/14)(f)(g)	4.000%	05/07/21	1,300	1,329,900

TOTAL FOREIGN AGENCY (cost $11,746,328)				12,053,660

FOREIGN GOVERNMENT BONDS
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	518,125
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,781,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,901,946)				3,299,125

MUNICIPAL BONDS — 1.4%

California — 0.5%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	3,200	4,871,136
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,410,853
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,496,180
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	12,515,520
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,242,182
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	2,560	3,921,254
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,826,304
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	3,258,186
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,355,509

				36,897,124

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	5,865,100
District of Columbia Water & Sewer Authority, Revenue Bonds, BABs	5.522%	10/01/44	3,000	4,016,100

				9,881,200

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

MUNICIPAL BONDS (Continued)

Illinois
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	$801,984

Missouri
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	414,690

New Jersey — 0.3%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	10,685	16,292,274
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	9,321,523

				25,613,797

New York
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,515,608
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	660,625

				2,176,233

Ohio — 0.2%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	9,263,713
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,468,389

				10,732,102

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	10,512,509

South Carolina
South Carolina State Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,287,140

Texas — 0.1%
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	9,711,083

TOTAL MUNICIPAL BONDS (cost $95,860,570)				108,027,862

U.S. TREASURY OBLIGATION
U.S. Treasury Bonds (cost 1,466,445)	2.500%	05/15/46	1,400	1,449,000

			Shares

PREFERRED STOCKS — 0.3%

Capital Markets — 0.1%
State Street Corp., 5.350%			335,000	8,981,350

Electric — 0.2%
SCE Trust V, 5.450%(a)			565,000	16,774,850

TOTAL PREFERRED STOCKS (cost $22,500,000)				25,756,200

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $7,252,868,372)		$7,711,107,237

	Shares
SHORT-TERM INVESTMENTS — 2.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $88,156,867)(w)	88,156,867	88,156,867
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $129,106,541)(b)(w)	129,106,541	129,106,541

TOTAL SHORT-TERM INVESTMENTS (cost $217,263,408)		217,263,408

TOTAL INVESTMENTS — 101.2% (cost $7,470,131,780)		7,928,370,645
Liabilities in excess of other assets(z) — (1.2)%		(95,321,581)

NET ASSETS — 100.0%		$7,833,049,064

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,394,219; cash collateral of $129,034,589 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $110,621,400. The aggregate value of $111,554,416 is approximately 1.4% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(w)

Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
688	2 Year U.S. Treasury Notes	Dec. 2016	$150,190,828	$150,306,500	$115,672
2,466	5 Year U.S. Treasury Notes	Dec. 2016	299,522,195	299,657,531	135,336
3,897	20 Year U.S. Treasury Bonds	Dec. 2016	665,829,867	655,304,906	(10,524,961)

					(10,273,953)

Short Positions:
2,657	10 Year U.S. Treasury Notes	Dec. 2016	347,225,531	348,399,125	(1,173,594)
3,949	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	738,854,672	726,122,375	12,732,297

					11,558,703

					$1,284,750

  Cash of $11,151,127 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$ —	$ 24,830,350	$—
Commercial Mortgage-Backed Securities	—	743,685,008	—
Corporate Bonds	—	6,792,006,032	—
Foreign Agency	—	12,053,660	—
Foreign Government Bonds	—	3,299,125	—
Municipal Bonds	—	108,027,862	—
U.S. Treasury Obligation	—	1,449,000	—
Preferred Stocks	25,756,200	—	—
Affiliated Mutual Funds	217,263,408	—	—
Other Financial Instruments*
Futures Contracts	1,284,750	—	—

Total	$244,304,358	$7,685,351,037	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

 The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$1,284,750

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 78.7%
COMMON STOCKS — 71.7%
Aerospace & Defense — 1.2%
Wesco Aircraft Holdings, Inc.*	13,290	$ 178,485

Airlines — 1.3%
Delta Air Lines, Inc.	4,727	186,055

Banks — 2.4%
JPMorgan Chase & Co.	2,802	186,585
US Bancorp.	3,921	168,172

		354,757

Beverages — 0.7%
PepsiCo, Inc.	964	104,854

Biotechnology — 1.7%
Celgene Corp.*	1,420	148,433
Gilead Sciences, Inc.	1,200	94,944

		243,377

Capital Markets — 4.2%
Bats Global Markets, Inc.	500	15,065
BlackRock, Inc.	343	124,324
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	7,400	260,332
CME Group, Inc.	1,467	153,331
KKR & Co. LP, MLP	4,778	68,134

		621,186

Chemicals — 1.5%
Ashland Global Holdings, Inc.	1,620	187,839
Sherwin-Williams Co. (The)	140	38,732

		226,571

Commercial Services — 0.1%
Nets A/S (Denmark)*	900	18,617

Construction & Engineering — 0.8%
Brookfield Business Partners LP (Canada)	143	3,779
Valmont Industries, Inc.	811	109,136

		112,915

Consumer Finance — 1.1%
Synchrony Financial	5,793	162,204

Diversified Telecommunication Services — 1.9%
Level 3 Communications, Inc.*	2,691	124,809
SBA Communications Corp. (Class A Stock)*	1,352	151,640

		276,449

Electric Utilities — 2.8%
Brookfield Infrastructure Partners LP (Canada)	10,320	357,485
NextEra Energy, Inc.	400	48,928

		406,413

Electrical Equipment — 0.4%
Sensata Technologies Holding NV*	1,579	61,234

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	1,478	95,952
CDW Corp.	4,905	224,306

		320,258

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	612	48,128

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) — 0.6%
Weyerhaeuser Co.	2,812	$ 89,815

Food & Staples Retailing — 5.1%
Costco Wholesale Corp.	640	97,606
CVS Health Corp.	3,065	272,754
Whole Foods Market, Inc.	13,350	378,473

		748,833

Food Products — 2.0%
ConAgra Foods, Inc.	6,341	298,725

Health Care Equipment & Supplies — 1.8%
DENTSPLY SIRONA, Inc.	4,346	258,283

Health Care Providers & Services — 3.7%
Accretive Health, Inc.*	6,052	14,761
DaVita, Inc.*	6,050	399,724
UnitedHealth Group, Inc.	896	125,440

		539,925

Hotels, Restaurants & Leisure — 2.9%
Marriott International, Inc. (Class A Stock)	1,186	79,853
McDonald’s Corp.	1,400	161,504
Starbucks Corp.	1,950	105,573
Wyndham Worldwide Corp.	1,066	71,774

		418,704

Household Durables — 1.0%
Lennar Corp. (Class A Stock)	3,500	148,190

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.*	1,750	22,120

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.*	130	108,850
Priceline Group, Inc. (The)*	81	119,191

		228,041

Internet Software & Services — 3.3%
Alphabet, Inc. (Class A Stock)*	308	247,650
Alphabet, Inc. (Class C Stock)*	28	21,764
eBay, Inc.*	6,591	216,844

		486,258

IT Services — 2.3%
Visa, Inc. (Class A Stock)	2,440	201,788
WEX, Inc.*	1,240	134,032

		335,820

Machinery — 1.6%
Allison Transmission Holdings, Inc.	3,750	107,550
Ingersoll-Rand PLC	1,782	121,069

		228,619

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc.	3,423	77,086

Multi-Utilities — 1.7%
NiSource, Inc.	1,509	36,382
WEC Energy Group, Inc.	3,531	211,436

		247,818

Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy Partners LP, MLP	2,150	62,909
Enbridge, Inc. (Canada)	7,025	310,716
Genesis Energy LP, MLP	1,000	37,970

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kinder Morgan, Inc.		4,666	$107,925
Range Resources Corp.		1,000	38,750

			558,270

Personal Products — 0.3%
Coty, Inc.*		1,650	38,775

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.		1,595	86,002

Professional Services — 4.9%
IHS Markit Ltd.*		9,722	365,061
Nielsen Holdings PLC		4,100	219,637
Verisk Analytics, Inc.*		1,586	128,910

			713,608

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)		384	58,637

Semiconductors & Semiconductor Equipment — 0.6%
ASML Holding NV (Netherlands)		833	91,280

Specialty Retail — 4.5%
Asbury Automotive Group, Inc.*		1,281	71,313
Five Below, Inc.*		1,500	60,435
Home Depot, Inc. (The)		2,230	286,956
Party City Holdco, Inc.*		5,250	89,880
TJX Cos., Inc. (The)		252	18,845
Tractor Supply Co.		2,000	134,700

			662,129

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.		1,550	175,227
Western Digital Corp.		1,045	61,101

			236,328

Textiles, Apparel & Luxury Goods — 3.0%
lululemon athletica, Inc.*		713	43,479
PVH Corp.		3,593	397,027

			440,506

Tobacco — 0.6%
Philip Morris International, Inc.		856	83,220

Water Utilities — 0.7%
American Water Works Co., Inc.		1,371	102,606

TOTAL COMMON STOCKS (cost $9,995,981)			10,521,101

Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 7.0%
Chemicals — 0.2%
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24	25	26,188

Commercial Services — 0.3%
Cenveo Corp.,
Gtd. Notes
11.500%	05/15/17	2	2,013
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	40	43,600

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
			$45,613

Foods — 1.0%
Fresh Market, Inc. (The),
Sr. Sec’d. Notes, 144A
9.750%	05/01/23	160	142,800

Healthcare-Services — 0.7%
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22	25	26,188
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	55	60,638
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21	15	16,013

			102,839

Leisure Time — 0.3%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	40	40,700

Oil & Gas — 0.1%
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21	10	10,275

Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
4.375%	12/15/20	20	21,350

Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24	25	25,313
Enterprise Products Operating LLC,
Gtd. Notes
4.464%(c)	08/01/66	159	149,873
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
7.119%	12/15/17	40	41,800
7.768%	12/15/37	100	108,500
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	103	102,228
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	45	35,798

			463,512

Retail — 0.6%
JC Penney Corp., Inc.,
Gtd. Notes
5.750%	02/15/18	5	5,175
7.950%	04/01/17	25	25,625
8.125%	10/01/19	35	38,150

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	20		$21,100

				90,050

Semiconductors — 0.1%
Magnachip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	15		13,388

Software — 0.4%
First Data Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	65		67,275

TOTAL CORPORATE BONDS (cost $1,007,411)				1,023,990

TOTAL LONG-TERM INVESTMENTS (cost $11,003,392)				11,545,091

		Shares
SHORT-TERM INVESTMENTS — 14.1%
UNAFFILIATED FUND — 14.0%
Goldman Sachs Financial Square Fund - Money Market Fund (cost $2,053,317)		2,053,317		2,053,317

		Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
KKR & Co. LP,
expiring 12/16/16, Strike Price $15.00		2		770
Whole Foods Market, Inc.,
expiring 01/20/17, Strike Price $33.00		2		600
expiring 01/20/17, Strike Price $36.00		2		360
expiring 02/17/17, Strike Price $31.00		1		1,170

				2,900

Put Options
Russell 2000 Index,
expiring 12/16/16, Strike Price $1,120.00		—	(r)	1,034
SPDR S&P Retail ETF,
expiring 11/18/16, Strike Price $41.00		2		720

				1,754

TOTAL OPTIONS PURCHASED (cost $15,919)				4,654

TOTAL SHORT-TERM INVESTMENTS (cost $2,069,236)				2,057,971

		Value
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 92.8% (cost $13,072,628)		$13,603,062

	Shares
SECURITIES SOLD SHORT(q) — (16.2)%

COMMON STOCKS — (11.4)%
Aerospace & Defense — (0.3)%
Hexcel Corp.	450	(19,935)
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	400	(17,816)

		(37,751)

Auto Components — (0.2)%
Dorman Products, Inc.*	447	(28,563)

Automobiles — (0.2)%
Ford Motor Co.	2,800	(33,796)

Capital Markets — (1.1)%
Franklin Resources, Inc.	2,361	(83,981)
Nasdaq, Inc.	650	(43,901)
Prospect Capital Corp.	4,355	(35,276)

		(163,158)

Construction & Engineering — (0.3)%
Fluor Corp.	944	(48,446)

Consumer Finance — (0.7)%
Capital One Financial Corp.	536	(38,501)
Discover Financial Services	650	(36,758)
OneMain Holdings, Inc.*	673	(20,829)

		(96,088)

Electric Utilities — (0.3)%
Southern Co. (The)	950	(48,735)

Energy Equipment & Services — (0.5)%
Core Laboratories NV	645	(72,453)

Food & Staples Retailing — (0.2)%
Sprouts Farmers Market, Inc.*	1,400	(28,910)

Health Care Equipment & Supplies — (0.7)%
Edwards Lifesciences Corp.*	410	(49,430)
Medtronic PLC	668	(57,715)

		(107,145)

Health Care Providers & Services — (0.3)%
Fresenius Medical Care AG & Co. KGaA (Germany)	400	(34,995)

Hotels, Restaurants & Leisure — (1.5)%
BJ’s Restaurants, Inc.*	528	(18,765)
Brinker International, Inc.	450	(22,695)
Carnival Corp.	1,600	(78,112)
Cheesecake Factory, Inc. (The)	450	(22,527)
Chuy’s Holdings, Inc.*	1,250	(34,925)
Panera Bread Co. (Class A Stock)*	125	(24,340)
Texas Roadhouse, Inc.	550	(21,467)

		(222,831)

Household Durables — (0.2)%
Newell Brands, Inc.	650	(34,229)

IT Services — (0.5)%
CGI Group, Inc. (Canada) (Class A Stock)*	1,338	(63,729)

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Life Sciences Tools & Services — (0.6)%
Thermo Fisher Scientific, Inc.	550	$(87,483)

Machinery — (0.1)%
Flowserve Corp.	400	(19,296)

Multiline Retail — (0.7)%
Dollar General Corp.	1,350	(94,487)

Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	740	(55,722)

Road & Rail — (0.1)%
Old Dominion Freight Line, Inc.*	250	(17,153)

Specialty Retail — (1.1)%
Group 1 Automotive, Inc.	308	(19,675)
Restoration Hardware Holdings, Inc.*	1,900	(65,702)
Sally Beauty Holdings, Inc.*	1,100	(28,248)
Sonic Automotive, Inc. (Class A Stock)	2,000	(37,600)
Tiffany & Co.	200	(14,526)

		(165,751)

Technology Hardware, Storage & Peripherals — (0.2)%
Seagate Technology PLC	750	(28,913)

Textiles, Apparel & Luxury Goods — (1.2)%
Ralph Lauren Corp.	600	(60,684)
Under Armour, Inc. (Class A Stock)*	1,028	(39,763)
Under Armour, Inc. (Class C Stock)*	481	(16,300)
VF Corp.	1,050	(58,853)

		(175,600)

TOTAL COMMON STOCKS
(proceeds received $1,597,018)		(1,665,234)

EXCHANGE TRADED FUNDS — (4.8)%
Consumer Discretionary Select Sector SPDR Fund	1,766	(141,351)
iShares Core S&P Small-Cap ETF	364	(45,191)
iShares Russell 2000 ETF	274	(34,034)
iShares Russell Mid-Cap ETF	1,041	(181,467)
SPDR S&P Retail ETF	1,917	(83,485)
Utilities Select Sector SPDR Fund	2,378	(116,498)
Vanguard REIT ETF	1,183	(102,613)

TOTAL EXCHANGE TRADED FUNDS
(proceeds received $672,530)		(704,639)

TOTAL SECURITIES SOLD SHORT
(proceeds received $2,269,548)		(2,369,873)

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
Kinder Morgan, Inc.,
expiring 03/17/17, Strike Price $26.00	2	(1,424)
Russell 2000 Index,
expiring 12/16/16, Strike Price $1,250.00	— (r)	(3,989)
WEX, Inc.,
expiring 11/18/16, Strike Price $95.00	— (r)	(2,420)

	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 02/17/17, Strike Price $105.00	— (r)	$(1,990)
Weyerhaeuser Co.,
expiring 10/21/16, Strike Price $34.00^	1	(180)

Put Options
Allison Transmission Holdings, Inc.,
expiring 11/18/16, Strike Price $22.50^	2	—
Ashland, Inc.,
expiring 01/20/17, Strike Price $105.00	— (r)	(193)
Cheniere Energy Partners LP,
expiring 03/17/17, Strike Price $27.00	1	(1,015)
Kinder Morgan, Inc.,
expiring 03/17/17, Strike Price $18.00	2	(816)
KKR & Co. LP,
expiring 03/17/17, Strike Price $10.00	2	(384)
Party City Holdco, Inc.,
expiring 01/20/17, Strike Price $12.50^	— (r)	(83)
Restoration Hardware Holdings, Inc.,
expiring 10/21/16, Strike Price $27.50	1	(100)
Russell 2000 Index,
expiring 12/16/16, Strike Price $1,000.00	— (r)	(321)
Sally Beauty Holdings, Inc.,
expiring 12/16/16, Strike Price $25.00	— (r)	(400)
SBA Communications Corp.,
expiring 01/20/17, Strike Price $100.00	— (r)	(350)
Schlumberger Ltd.,
expiring 01/20/17, Strike Price $67.50	— (r)	(234)
SPDR S&P Retail ETF,
expiring 11/18/16, Strike Price $37.00	4	(252)
Starbucks Corp.,
expiring 10/21/16, Strike Price $52.50	— (r)	(124)
expiring 01/20/17, Strike Price $48.75	1	(390)

Wesco Aircraft Holdings, Inc.,
expiring 12/16/16, Strike Price $12.50	1	(495)
Weyerhaeuser Co.,
expiring 01/20/17, Strike Price $28.00	— (r)	(143)
Whole Foods Market, Inc.,
expiring 01/20/17, Strike Price $25.00	1	(335)
expiring 01/20/17, Strike Price $26.00	2	(1,395)

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 01/20/17, Strike Price $28.00	2	$(2,415)
expiring 02/17/17, Strike Price $25.00	1	(445)

TOTAL OPTIONS WRITTEN (premiums received $24,181)		(19,893)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 76.5% (cost $10,778,899)		11,213,296
Other assets in excess of liabilities(z) — 23.5%		3,452,326

NET ASSETS — 100.0%		$14,665,622

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(263) and (0.0)% of net assets.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(q)	The aggregate value of securities sold short is $2,369,873. Deposit with Goldman Sachs & Co. as collateral in the amount of $3,117,474 exceeds the value of securities sold short as of September 30, 2016. Securities sold short are subject to contractual netting arrangements.

(r)	Less than $500 par or notional.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)

Short Positions:
3	Russell 2000 Mini Index	Dec. 2016	$375,435	$374,490	$945
14	S&P 500 E-Mini Index	Dec. 2016	1,519,630	1,512,280	7,350
1	S&P Mid Cap 400 E-Mini Index	Dec. 2016	156,960	154,960	2,000

					$10,295

Cash of $82,700 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2016.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Citigroup Global Markets	1/02/18	26	Pay fixed payments on CGCBFOD2 Custom Index and receive variable payments based on 1 month LIBOR minus 35bps	$ 2,213	$ —	$ 2,213
Citigroup Global Markets	1/13/18	43	Pay fixed payments on CGCBNBEN Custom Index and receive variable payments based on 1 month LIBOR minus 35bps	(651)	—	(651)
Goldman Sachs & Co.	2/13/17	57	Pay fixed payments on GSCBNBCB Custom Index and receive variable payments based on 1 month LIBOR minus 120bps	(13,211)	—	(13,211)
Goldman Sachs & Co.	5/18/17	33	Pay fixed payments on GSCBNBCD Custom Index and receive variable payments based on 1 month LIBOR minus 35bps	(7,015)	—	(7,015)

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Goldman Sachs & Co.	10/07/16	58	Pay fixed payments on GSCBNINV Custom Index and receive variable payments based on 1 month LIBOR minus 150bps	$(2,572)	$—	$(2,572)
Goldman Sachs & Co.	3/19/18	49	Pay fixed payments on GSCBNML3 Custom Index and receive variable payments based on 1 month LIBOR minus 290bps	(831)	—	(831)
Goldman Sachs & Co.	1/22/18	23	Pay fixed payments on WisdomTree Investments, Inc. and receive variable payments based on 1 month LIBOR minus 125bps	2,801	—	2,801

				$(19,266)	$—	$(19,266)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$10,521,101	$—	$—
Corporate Bonds	—	1,023,990	—
Unaffiliated Fund	2,053,317	—	—
Options Purchased	4,654	—	—
Common Stocks - Short	(1,630,239)	(34,995)	—
Exchange Traded Funds - Short	(704,639)	—	—
Options Written	(19,630)	—	(263)
Other Financial Instruments*
Futures Contracts	10,295	—	—
OTC Total Return Swap Agreements	—	(19,266)	—

Total	$10,234,859	$969,729	$(263)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$(24,210)

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Aerospace & Defense — 4.9%
AAR Corp.	94,700	$2,966,004
B/E Aerospace, Inc.	133,400	6,891,444
General Dynamics Corp.	44,600	6,920,136
Huntington Ingalls Industries, Inc.	29,400	4,510,548
Orbital ATK, Inc.	42,800	3,262,644
Raytheon Co.	11,100	1,511,043
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	241,600	10,760,864
Textron, Inc.	137,400	5,461,650
Vectrus, Inc.*	4,744	72,251

		42,356,584

Airlines — 1.0%
Alaska Air Group, Inc.	36,500	2,403,890
American Airlines Group, Inc.(a)	157,000	5,747,770

		8,151,660

Auto Components — 2.4%
Goodyear Tire & Rubber Co. (The)	192,100	6,204,830
Johnson Controls International PLC	174,192	8,105,154
Lear Corp.	50,700	6,145,854

		20,455,838

Automobiles — 0.4%
Harley-Davidson, Inc.(a)	62,300	3,276,357

Banks — 6.3%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,277,334
BankUnited, Inc.	219,600	6,631,920
BB&T Corp.	109,700	4,137,884
CIT Group, Inc.	51,200	1,858,560
Comerica, Inc.	148,100	7,008,092
Fifth Third Bancorp	288,900	5,910,894
Huntington Bancshares, Inc.	601,200	5,927,832
KeyCorp.	467,700	5,691,909
M&T Bank Corp.(a)	45,000	5,224,500
PNC Financial Services Group, Inc. (The)	22,600	2,036,034
Regions Financial Corp.	651,600	6,431,292

		54,136,251

Biotechnology — 0.6%
Myriad Genetics, Inc.*	152,400	3,136,392
United Therapeutics Corp.*	19,800	2,337,984

		5,474,376

Capital Markets — 0.9%
Ameriprise Financial, Inc.	46,500	4,639,305
Ashford, Inc.*	470	22,278
State Street Corp.	42,300	2,945,349

		7,606,932

Chemicals — 3.1%
Ashland Global Holdings, Inc.	56,300	6,527,985
Cabot Corp.	77,800	4,077,498
Celanese Corp. (Class A Stock)	53,700	3,574,272
CF Industries Holdings, Inc.(a)	94,500	2,301,075
Eastman Chemical Co.	78,500	5,312,880
Huntsman Corp.	301,600	4,907,032

		26,700,742

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 2.1%
Covanta Holding Corp.(a)	475,900	$7,324,101
Pitney Bowes, Inc.	205,300	3,728,248
RR Donnelley & Sons Co.	229,278	3,604,250
Tetra Tech, Inc.	100,700	3,571,829

		18,228,428

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	610,300	5,633,069
Harris Corp.	13,100	1,200,091
Juniper Networks, Inc.	128,400	3,089,304

		9,922,464

Construction & Engineering — 1.5%
Fluor Corp.	58,900	3,022,748
Tutor Perini Corp.*	113,100	2,428,257
Valmont Industries, Inc.(a)	52,400	7,051,468

		12,502,473

Consumer Finance — 1.1%
Discover Financial Services	91,600	5,179,980
Navient Corp.	95,000	1,374,650
Nelnet, Inc. (Class A Stock)	76,900	3,104,453

		9,659,083

Containers & Packaging — 1.2%
Avery Dennison Corp.	75,127	5,844,129
Owens-Illinois, Inc.*	70,600	1,298,334
Sonoco Products Co.	40,800	2,155,464
WestRock Co.	14,220	689,386

		9,987,313

Electric Utilities — 3.7%
American Electric Power Co., Inc.	68,400	4,391,964
Edison International	131,000	9,464,750
Entergy Corp.	112,500	8,632,125
FirstEnergy Corp.	215,500	7,128,740
PPL Corp.	56,200	1,942,834

		31,560,413

Electronic Equipment, Instruments & Components — 3.3%
Flextronics International Ltd.*	523,500	7,130,070
Ingram Micro, Inc. (Class A Stock)	133,900	4,774,874
Itron, Inc.*	120,600	6,724,656
TE Connectivity Ltd. (Switzerland)	77,900	5,015,202
Tech Data Corp.*	59,100	5,006,361

		28,651,163

Energy Equipment & Services — 0.8%
Bristow Group, Inc.(a)	41,000	574,820
Diamond Offshore Drilling, Inc.(a)	148,200	2,609,802
McDermott International, Inc.*(a)	347,600	1,741,476
Noble Corp. PLC (United Kingdom)(a)	140,300	889,502
Oceaneering International, Inc.	39,900	1,097,649

		6,913,249

Equity Real Estate Investment Trusts (REITs) — 7.3%
Ashford Hospitality Prime, Inc.	25,065	353,417
Ashford Hospitality Trust, Inc.	198,300	1,167,987
Brandywine Realty Trust	253,400	3,958,108
CBL & Associates Properties, Inc.(a)	304,681	3,698,827
Colony Starwood Homes(a)	282,020	8,093,974
Franklin Street Properties Corp.	320,400	4,037,040
Government Properties Income Trust(a)	62,200	1,406,964

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Hospitality Properties Trust(a)	160,300	$4,764,116
Lexington Realty Trust	438,300	4,514,490
Mack-Cali Realty Corp.	211,500	5,757,030
Medical Properties Trust, Inc.(a)	250,300	3,696,931
Omega Healthcare Investors, Inc.(a)	74,000	2,623,300
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	160,400	3,491,908
Select Income REIT	132,800	3,572,320
Senior Housing Properties Trust	227,886	5,175,291
Summit Hotel Properties, Inc.	232,000	3,053,120
Sunstone Hotel Investors, Inc.(a)	261,600	3,345,864

		62,710,687

Food & Staples Retailing — 1.3%
Kroger Co. (The)	33,100	982,408
SUPERVALU, Inc.*	346,900	1,731,031
Whole Foods Market, Inc.(a)	311,700	8,836,695

		11,550,134

Food Products — 1.9%
Archer-Daniels-Midland Co.	80,800	3,407,336
Bunge Ltd.	38,700	2,292,201
Pilgrim’s Pride Corp.(a)	124,600	2,631,552
Sanderson Farms, Inc.(a)	41,200	3,968,796
Tyson Foods, Inc. (Class A Stock)	49,800	3,718,566

		16,018,451

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	84,800	11,025,696

Health Care Providers & Services — 2.8%
Aetna, Inc.	27,500	3,174,875
Cardinal Health, Inc.	45,500	3,535,350
Cigna Corp.	34,500	4,496,040
Community Health Systems, Inc.*(a)	46,200	533,148
Kindred Healthcare, Inc.	147,957	1,512,121
Laboratory Corp. of America Holdings*	19,600	2,694,608
Owens & Minor, Inc.(a)	47,400	1,646,202
Quest Diagnostics, Inc.	48,533	4,107,348
Quorum Health Corp.*	11,550	72,419
Select Medical Holdings Corp.*(a)	182,400	2,462,400

		24,234,511

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.(a)	134,300	6,772,749
Wyndham Worldwide Corp.	62,700	4,221,591

		10,994,340

Household Durables — 0.8%
Ethan Allen Interiors, Inc.(a)	56,239	1,758,594
Whirlpool Corp.	33,900	5,497,224

		7,255,818

Independent Power & Renewable Electricity Producers — 1.7%
AES Corp.	1,120,500	14,398,425

Insurance — 7.2%
Aflac, Inc.	43,900	3,155,093
Allstate Corp. (The)	68,200	4,718,076
American Financial Group, Inc.	55,400	4,155,000
Aspen Insurance Holdings Ltd. (Bermuda)	71,100	3,312,549
Endurance Specialty Holdings Ltd.	82,280	5,385,226
Everest Re Group Ltd.	31,700	6,022,049

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	150,200	$6,431,564
Lincoln National Corp.	119,200	5,600,016
Maiden Holdings Ltd.	189,700	2,407,293
Principal Financial Group, Inc.	64,300	3,312,093
Universal Insurance Holdings, Inc.(a)	131,900	3,323,880
Unum Group	186,100	6,571,191
Validus Holdings Ltd.	88,700	4,419,034
XL Group Ltd. (Ireland)	72,500	2,438,175

		61,251,239

IT Services — 3.6%
Amdocs Ltd.	152,700	8,833,695
Convergys Corp.	152,500	4,639,050
Teradata Corp.*(a)	370,357	11,481,067
Xerox Corp.	577,900	5,854,127

		30,807,939

Machinery — 2.6%
AGCO Corp.(a)	61,000	3,008,520
Briggs & Stratton Corp.	150,500	2,806,825
Cummins, Inc.	31,000	3,972,650
Meritor, Inc.*	225,000	2,504,250
Oshkosh Corp.	88,100	4,933,600
Trinity Industries, Inc.	135,300	3,271,554
Wabash National Corp.*(a)	146,800	2,090,432

		22,587,831

Media — 1.7%
CBS Corp. (Class B Stock)	103,900	5,687,486
Gannett Co., Inc.	46,949	546,486
Lions Gate Entertainment Corp.(a)	139,700	2,792,603
TEGNA, Inc.(a)	93,900	2,052,654
Viacom, Inc. (Class B Stock)	84,200	3,208,020

		14,287,249

Metals & Mining — 0.4%
Reliance Steel & Aluminum Co.	45,900	3,306,177

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)	105,574	3,109,154
MFA Financial, Inc.	357,400	2,673,352
PennyMac Mortgage Investment Trust	124,800	1,944,384
Starwood Property Trust, Inc.(a)	319,400	7,192,888
Two Harbors Investment Corp.	307,800	2,625,534

		17,545,312

Multiline Retail — 1.7%
Dillard’s, Inc. (Class A Stock)(a)	41,600	2,621,216
Kohl’s Corp.(a)	122,805	5,372,719
Macy’s, Inc.	172,000	6,372,600

		14,366,535

Multi-Utilities — 2.1%
Ameren Corp.	44,700	2,198,346
CenterPoint Energy, Inc.	301,100	6,994,553
Public Service Enterprise Group, Inc.	215,100	9,006,237

		18,199,136

Oil, Gas & Consumable Fuels — 4.5%
Cabot Oil & Gas Corp.	245,300	6,328,740
Devon Energy Corp.	148,900	6,567,979

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
DHT Holdings, Inc.(a)	209,700	$878,643
Marathon Petroleum Corp.	139,600	5,666,364
ONEOK, Inc.(a)	145,200	7,461,828
Ship Finance International Ltd. (Norway)(a)	101,800	1,499,514
Tesoro Corp.	69,700	5,545,332
Valero Energy Corp.	85,700	4,542,100

		38,490,500

Paper & Forest Products — 0.7%
Clearwater Paper Corp.*	49,500	3,201,165
Domtar Corp.	71,600	2,658,508

		5,859,673

Pharmaceuticals — 0.9%
Lannett Co., Inc.*(a)	29,200	775,844
Mylan NV*	66,800	2,546,416
Perrigo Co. PLC(a)	51,200	4,727,296

		8,049,556

Road & Rail — 1.0%
Avis Budget Group, Inc.*	94,700	3,239,687
Hertz Global Holdings, Inc.*	66,340	2,664,214
Ryder System, Inc.	40,800	2,690,760

		8,594,661

Semiconductors & Semiconductor Equipment — 2.0%
Amkor Technology, Inc.*	321,928	3,129,140
ON Semiconductor Corp.*	445,700	5,491,024
Skyworks Solutions, Inc.(a)	110,100	8,383,014

		17,003,178

Software — 3.4%
CA, Inc.	130,200	4,307,016
Cadence Design Systems, Inc.*	247,600	6,321,228
Check Point Software Technologies Ltd. (Israel)*(a)	101,800	7,900,698
Nuance Communications, Inc.*	391,800	5,681,100
Symantec Corp.	201,504	5,057,750

		29,267,792

Specialty Retail — 3.5%
Best Buy Co., Inc.	263,605	10,064,439
Foot Locker, Inc.	42,000	2,844,240
GameStop Corp. (Class A Stock)(a)	103,100	2,844,529
GNC Holdings, Inc. (Class A Stock)	176,600	3,606,172
Group 1 Automotive, Inc.	31,030	1,982,196
Murphy USA, Inc.*	53,000	3,782,080
Office Depot, Inc.	615,500	2,197,335
Penske Automotive Group, Inc.(a)	60,300	2,905,254

		30,226,245

Technology Hardware, Storage & Peripherals — 2.5%
Lexmark International, Inc. (Class A Stock)	50,000	1,998,000
NCR Corp.*	131,200	4,223,328
Seagate Technology PLC(a)	97,000	3,739,350
Western Digital Corp.(a)	199,600	11,670,612

		21,631,290

Textiles, Apparel & Luxury Goods — 0.8%
Deckers Outdoor Corp.*(a)	108,300	6,449,265

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.*	193,500	1,548,000

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
Radian Group, Inc.	180,083	$2,440,125

		3,988,125

Trading Companies & Distributors — 1.8%
AerCap Holdings NV (Ireland)*(a)	296,000	11,393,040
Aircastle Ltd.	165,598	3,288,776
Herc Holdings, Inc.*	31,446	1,059,730

		15,741,546

TOTAL LONG-TERM INVESTMENTS
(cost $696,641,248)		821,424,637

SHORT-TERM INVESTMENTS — 23.3%
AFFILIATED MUTUAL FUNDS — 20.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,413,058)(w)	5,413,058	5,413,058
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $168,922,514)(b)(w)	168,922,514	168,922,514

TOTAL AFFILIATED MUTUAL FUNDS
(cost $174,335,572)		174,335,572

UNAFFILIATED FUND — 2.9%
Goldman Sachs Financial Square Fund - Money Market Fund (cost $25,028,289)	25,028,289	25,028,289

TOTAL SHORT-TERM INVESTMENTS
(cost $199,363,861)		199,363,861

TOTAL INVESTMENTS — 119.2%
(cost $896,005,109)		1,020,788,498
Liabilities in excess of other assets — (19.2)%		(164,347,547)

NET ASSETS — 100.0%		$856,440,951

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,807,723; cash collateral of $168,853,431 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for securities in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$42,356,584	$ —	$ —
Airlines	8,151,660	—	—
Auto Components	20,455,838	—	—
Automobiles	3,276,357	—	—
Banks	54,136,251	—	—
Biotechnology	5,474,376	—	—
Capital Markets	7,606,932	—	—
Chemicals	26,700,742	—	—
Commercial Services & Supplies	18,228,428	—	—
Communications Equipment	9,922,464	—	—
Construction & Engineering	12,502,473	—	—
Consumer Finance	9,659,083	—	—
Containers & Packaging	9,987,313	—	—
Electric Utilities	31,560,413	—	—
Electronic Equipment, Instruments & Components	28,651,163	—	—
Energy Equipment & Services	6,913,249	—	—
Equity Real Estate Investment Trusts (REITs)	62,710,687	—	—
Food & Staples Retailing	11,550,134	—	—
Food Products	16,018,451	—	—
Health Care Equipment & Supplies	11,025,696	—	—
Health Care Providers & Services	24,234,511	—	—
Hotels, Restaurants & Leisure	10,994,340	—	—
Household Durables	7,255,818	—	—
Independent Power & Renewable Electricity Producers	14,398,425	—	—
Insurance	61,251,239	—	—
IT Services	30,807,939	—	—
Machinery	22,587,831	—	—
Media	14,287,249	—	—
Metals & Mining	3,306,177	—	—
Mortgage Real Estate Investment Trusts (REITs)	17,545,312	—	—
Multiline Retail	14,366,535	—	—
Multi-Utilities	18,199,136	—	—
Oil, Gas & Consumable Fuels	38,490,500	—	—
Paper & Forest Products	5,859,673	—	—
Pharmaceuticals	8,049,556	—	—
Road & Rail	8,594,661	—	—
Semiconductors & Semiconductor Equipment	17,003,178	—	—
Software	29,267,792	—	—
Specialty Retail	30,226,245	—	—
Technology Hardware, Storage & Peripherals	21,631,290	—	—
Textiles, Apparel & Luxury Goods	6,449,265	—	—
Thrifts & Mortgage Finance	3,988,125	—	—
Trading Companies & Distributors	15,741,546	—	—
Affiliated Mutual Funds	174,335,572	—	—
Unaffiliated Fund	25,028,289	—	—

Total	$1,020,788,498	$ —	$ —

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.8%
COMMON STOCKS — 61.1%
Aerospace & Defense — 1.8%
Boeing Co. (The)	50,270	$6,622,570
Hexcel Corp.	92,883	4,114,717
L-3 Communications Holdings, Inc.	5,200	783,796
Northrop Grumman Corp.	4,725	1,010,914
Safran SA (France)	7,036	506,047
Textron, Inc.	10,475	416,381

		13,454,425

Air Freight & Logistics — 0.1%
Bollore SA (France)(a)	157,300	547,597

Airlines — 0.6%
Delta Air Lines, Inc.	58,430	2,299,805
Japan Airlines Co. Ltd. (Japan)	34,600	1,017,083
JetBlue Airways Corp.*	29,925	515,907
Ryanair Holdings PLC (Ireland), ADR	6,182	463,835

		4,296,630

Auto Components — 0.9%
Bridgestone Corp. (Japan)	25,000	921,095
Continental AG (Germany)	2,497	526,124
Denso Corp. (Japan)	24,100	961,699
GKN PLC (United Kingdom)	380,300	1,578,051
Hyundai Mobis Co. Ltd. (South Korea)	2,473	620,615
Johnson Controls International PLC	30,246	1,407,346
Magna International, Inc. (Canada)	13,310	571,378

		6,586,308

Automobiles — 0.5%
BYD Co. Ltd. (China) (Class H Stock)*	56,500	375,829
General Motors Co.	65,700	2,087,289
Toyota Motor Corp. (Japan)	20,200	1,171,730

		3,634,848

Banks — 4.2%
Akbank TAS (Turkey)	179,686	481,367
Banco Bradesco SA (Brazil), ADR	47,739	432,993
Bancolombia SA (Colombia), ADR	11,965	467,114
Barclays PLC (United Kingdom)	645,818	1,400,140
BB&T Corp.	79,504	2,998,891
DBS Group Holdings Ltd. (Singapore)	146,000	1,656,641
DNB ASA (Norway)	59,128	777,341
Erste Group Bank AG (Austria)*	18,196	538,817
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	89,500	469,846
HDFC Bank Ltd. (India), ADR	11,257	809,266
HSBC Holdings PLC (United Kingdom), (QMTF)	87,498	657,699
HSBC Holdings PLC (United Kingdom), (XHKG)	165,600	1,239,140
ICICI Bank Ltd. (India), ADR	83,649	624,858
JPMorgan Chase & Co.	81,070	5,398,451
KeyCorp.	189,930	2,311,448
Komercni Banka A/S (Czech Republic)	8,825	306,034
Mediobanca SpA (Italy)	158,300	1,030,281
Resona Holdings, Inc. (Japan)	233,100	980,326
Societe Generale SA (France)	10,782	372,997
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,500	1,368,074
SunTrust Banks, Inc.	60,610	2,654,718

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Wells Fargo & Co.	107,040	$4,739,731

		31,716,173

Beverages — 1.2%
Coca-Cola Amatil Ltd. (Australia)	47,400	373,756
Coca-Cola East Japan Co. Ltd. (Japan)	44,700	969,840
Davide Campari-Milano SpA (Italy)	66,000	743,787
Diageo PLC (United Kingdom)	29,907	856,639
Dr. Pepper Snapple Group, Inc.	8,920	814,485
Heineken Holding NV (Netherlands)	15,100	1,209,753
PepsiCo, Inc.	37,491	4,077,896

		9,046,156

Biotechnology — 2.3%
AbbVie, Inc.	87,100	5,493,397
Amgen, Inc.	21,285	3,550,551
Biogen, Inc.*	4,470	1,399,244
Celgene Corp.*	12,840	1,342,165
Gilead Sciences, Inc.	40,960	3,240,755
Shire PLC	18,687	1,208,354
Shire PLC, ADR	2,386	462,550
Vertex Pharmaceuticals, Inc.*	8,010	698,552

		17,395,568

Building Products — 0.3%
Masco Corp.	57,730	1,980,716

Capital Markets — 1.2%
Azimut Holding SpA (Italy)	41,200	606,218
Credit Suisse Group AG (Switzerland), ADR(a)	33,153	435,630
Daiwa Securities Group, Inc. (Japan)(a)	222,600	1,253,307
Deutsche Boerse AG (Germany)*	13,600	1,103,895
GAM Holding AG (Switzerland)*	38,622	369,967
IG Group Holdings PLC (United Kingdom)	43,305	488,634
Intercontinental Exchange, Inc.	9,230	2,486,193
Morgan Stanley	20,645	661,879
S&P Global, Inc.	3,355	424,609
UBS Group AG (Switzerland)	75,500	1,031,365

		8,861,697

Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,290	644,958
Akzo Nobel NV (Netherlands)	14,900	1,007,840
Arkema SA (France)	9,097	842,226
Celanese Corp. (Class A Stock)	24,320	1,618,739
Denka Co. Ltd. (Japan)	192,000	831,524
Dow Chemical Co. (The)(a)	42,040	2,178,933
E.I. du Pont de Nemours & Co.	42,570	2,850,913
Johnson Matthey PLC (United Kingdom)	20,822	888,142
Kuraray Co. Ltd. (Japan)	84,500	1,253,558
Scotts Miracle-Gro Co. (The) (Class A Stock)	5,190	432,171
Sherwin-Williams Co. (The)	2,830	782,948

		13,331,952

Commercial Services & Supplies — 0.1%
Copart, Inc.*	8,355	447,494
Secom Co. Ltd. (Japan)	9,500	709,406

		1,156,900

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	31,680	292,406

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Cisco Systems, Inc.	119,490	$3,790,223
F5 Networks, Inc.*	4,100	511,024
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	159,900	1,154,523

		5,748,176

Construction & Engineering — 0.1%
Boskalis Westminster (Netherlands)	19,300	686,905

Construction Materials
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	136,500	377,268

Consumer Finance — 1.3%
American Express Co.	43,830	2,806,873
Discover Financial Services	46,440	2,626,182
Synchrony Financial	154,480	4,325,440

		9,758,495

Containers & Packaging — 0.2%
Berry Plastics Group, Inc.*	10,430	457,355
Smurfit Kappa Group PLC (Ireland)	47,768	1,067,746

		1,525,101

Distributors — 0.2%
Inchcape PLC (United Kingdom)	94,500	806,343
Pool Corp.	9,685	915,426

		1,721,769

Diversified Consumer Services — 0.1%
ServiceMaster Global Holdings, Inc.*	18,250	614,660

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	5,870	848,039
Challenger Ltd. (Australia)	181,100	1,418,145
First Pacific Co. Ltd. (Hong Kong)	566,975	404,984
Groupe Bruxelles Lambert SA (Belgium)	11,700	1,038,531
Investor AB (Sweden) (Class B Stock)	31,384	1,147,546
ORIX Corp. (Japan)	105,100	1,550,504

		6,407,749

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	77,180	3,134,280
Nippon Telegraph & Telephone Corp. (Japan)	21,700	992,471
TDC A/S (Denmark)*	185,400	1,091,891
Verizon Communications, Inc.	20,710	1,076,505

		6,295,147

Electric Utilities — 1.1%
American Electric Power Co., Inc.	45,270	2,906,787
Exelon Corp.	79,060	2,631,907
PG&E Corp.	49,710	3,040,761

		8,579,455

Electrical Equipment — 0.7%
AMETEK, Inc.	64,355	3,074,882
Eaton Corp. PLC	13,910	914,026
Prysmian SpA (Italy)	59,759	1,564,827

		5,553,735

Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.*	68,700	935,694
Hitachi Ltd. (Japan)	396,600	1,858,700

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hon Hai Precision Industry Co. Ltd. (Taiwan)	254,100	$643,042
Universal Display Corp.*	48,513	2,692,957

		6,130,393

Energy Equipment & Services — 0.4%
Core Laboratories NV(a)	7,821	878,533
FMC Technologies, Inc.*	11,000	326,370
Halliburton Co.	27,350	1,227,468
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,458	427,981

		2,860,352

Equity Real Estate Investment Trusts (REITs) — 0.3%
Boston Properties, Inc.	4,720	643,289
British Land Co. PLC (The) (United Kingdom)	87,600	717,522
Gaming and Leisure Properties, Inc.	15,105	505,262
Tanger Factory Outlet Centers, Inc.(a)	14,381	560,284

		2,426,357

Food & Staples Retailing — 0.6%
CVS Health Corp.	16,055	1,428,734
FamilyMart UNY Holdings Co. Ltd. (Japan)	8,900	594,132
Kroger Co. (The)	20,005	593,748
METRO AG (Germany)	39,900	1,187,661
Sysco Corp.(a)	18,640	913,546

		4,717,821

Food Products — 1.3%
Blue Buffalo Pet Products, Inc.*	16,900	401,544
Hormel Foods Corp.	21,265	806,581
Indofood Sukses Makmur Tbk PT (Indonesia)	579,000	387,227
Ingredion, Inc.	5,100	678,606
Kraft Heinz Co. (The)	33,090	2,961,886
Nestle SA (Switzerland)	20,067	1,584,572
Tyson Foods, Inc. (Class A Stock)	45,950	3,431,086

		10,251,502

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	9,165	436,254
Boston Scientific Corp.*	90,470	2,153,186
Getinge AB (Sweden) (Class B Stock)	29,404	570,026

		3,159,466

Health Care Providers & Services — 2.3%
Aetna, Inc.	18,190	2,100,036
Express Scripts Holding Co.*	9,890	697,542
HealthSouth Corp.	15,580	632,081
Laboratory Corp. of America Holdings*	3,190	438,561
McKesson Corp.	26,564	4,429,547
Molina Healthcare, Inc.*(a)	9,310	542,959
Sonic Healthcare Ltd. (Australia)	60,800	1,029,593
UnitedHealth Group, Inc.	47,980	6,717,200
WellCare Health Plans, Inc.*	5,575	652,777

		17,240,296

Hotels, Restaurants & Leisure — 0.7%
Brinker International, Inc.(a)	8,325	419,830
Carnival Corp.(a)	16,957	827,841
International Game Technology PLC	21,860	532,947

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM China Holdings Ltd. (Macau)	348,600	$609,562
Sodexo SA (France)	5,168	615,615
Texas Roadhouse, Inc.	5,190	202,566
TUI AG (Germany)	69,200	987,320
Wyndham Worldwide Corp.	16,940	1,140,570

		5,336,251

Household Durables — 1.1%
Helen of Troy Ltd.*	6,935	597,589
Lennar Corp. (Class A Stock)	56,100	2,375,274
Mohawk Industries, Inc.*	1,630	326,554
PulteGroup, Inc.	123,210	2,469,128
Sony Corp. (Japan)	42,200	1,398,111
Steinhoff International Holdings NV (Netherlands)	107,400	615,070
Whirlpool Corp.	2,810	455,670

		8,237,396

Household Products — 0.2%
Spectrum Brands Holdings, Inc.(a)	5,765	793,783
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	22,878	679,039

		1,472,822

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	27,000	648,926

Industrial Conglomerates — 2.1%
CK Hutchison Holdings Ltd. (Hong Kong)	103,100	1,317,850
DCC PLC (United Kingdom)	5,700	517,880
General Electric Co.	306,010	9,064,016
Honeywell International, Inc.	17,190	2,004,182
Koninklijke Philips NV (Netherlands)	63,316	1,873,503
Siemens AG (Germany)	13,905	1,630,513

		16,407,944

Insurance — 2.8%
Aflac, Inc.	38,540	2,769,870
Allianz SE (Germany)	6,021	894,787
Aviva PLC (United Kingdom)	189,738	1,082,654
China Life Insurance Co. Ltd. (China) (Class H Stock)	296,000	775,569
Chubb Ltd.	23,836	2,994,993
Delta Lloyd NV (Netherlands)	145,116	665,593
Everest Re Group Ltd.	3,545	673,444
FNF Group	108,630	4,009,533
Lincoln National Corp.	53,980	2,535,980
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,170,591
Talanx AG (Germany)	25,800	787,292
Travelers Cos., Inc. (The)	23,970	2,745,764

		21,106,070

Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc.*	3,255	2,725,444

Internet Software & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	5,125	4,120,807
Alphabet, Inc. (Class C Stock)*	6,230	4,842,517
Facebook, Inc. (Class A Stock)*	24,620	3,158,007

		12,121,331

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 2.3%
Amadeus IT Group SA (Spain) (Class A Stock)	23,489	$1,172,411
Broadridge Financial Solutions, Inc.	12,200	827,038
Convergys Corp.	26,350	801,567
CoreLogic, Inc.*	17,345	680,271
Fidelity National Information Services, Inc.	39,937	3,076,347
First Data Corp. (Class A Stock)*	45,650	600,754
Fiserv, Inc.*	9,570	951,928
International Business Machines Corp.(a)	10,820	1,718,757
Vantiv, Inc. (Class A Stock)*	13,840	778,777
Visa, Inc. (Class A Stock)(a)	82,615	6,832,261

		17,440,111

Life Sciences Tools & Services — 0.2%
ICON PLC*	22,257	1,722,024

Machinery — 1.3%
Crane Co.	7,270	458,083
Cummins, Inc.	4,840	620,246
Deere & Co.(a)	8,030	685,361
FANUC Corp. (Japan)	6,100	1,030,384
Ingersoll-Rand PLC	71,860	4,882,168
Komatsu Ltd. (Japan)	38,200	876,278
Mitsubishi Heavy Industries Ltd. (Japan)	168,200	703,599
Stanley Black & Decker, Inc.	5,225	642,571

		9,898,690

Marine
Orient Overseas International Ltd. (Hong Kong)	88,000	312,209

Media — 2.3%
Comcast Corp. (Class A Stock)	98,875	6,559,367
Discovery Communications, Inc. (Class A Stock)*(a)	20,505	551,995
Grupo Televisa SAB (Mexico), ADR	30,800	791,252
ITV PLC (United Kingdom)	236,985	574,857
Scripps Networks Interactive, Inc. (Class A Stock)	10,130	643,154
Sky PLC (United Kingdom)	88,800	1,029,196
Time Warner, Inc.	44,905	3,574,887
UBM PLC (United Kingdom)	75,077	694,014
Vivendi SA (France)	62,900	1,269,484
Walt Disney Co. (The)	21,635	2,009,026

		17,697,232

Metals & Mining — 0.4%
BHP Billiton Ltd. (Australia), ADR	9,511	329,556
BHP Billiton PLC (Australia), ADR	20,300	616,714
Norsk Hydro ASA (Norway)	102,408	442,788
Rio Tinto PLC (United Kingdom), ADR	13,728	458,515
South32 Ltd. (Australia)	459,300	855,778
voestalpine AG (Austria)	14,482	500,659

		3,204,010

Multiline Retail — 0.3%
J.C. Penney Co., Inc.*(a)	44,090	406,510
Target Corp.(a)	27,300	1,874,964

		2,281,474

Multi-Utilities — 0.5%
Engie SA (France)	99,000	1,534,974
National Grid PLC (United Kingdom)	49,016	692,241

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Veolia Environnement SA (France)	78,600	$1,811,079

		4,038,294

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	42,280	2,678,861
Chevron Corp.(a)	46,240	4,759,021
Eni SpA (Italy)	67,200	968,377
Exxon Mobil Corp.	72,990	6,370,567
Occidental Petroleum Corp.	47,325	3,450,939
Phillips 66	30,420	2,450,331
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	12,713	317,250
Statoil ASA (Norway), ADR	31,891	535,769
Tesoro Corp.	4,760	378,706
TOTAL SA (France)	19,400	922,680
Valero Energy Corp.	39,400	2,088,200
World Fuel Services Corp.	10,720	495,907

		25,416,608

Personal Products — 0.2%
Unilever PLC (United Kingdom)	28,159	1,332,479

Pharmaceuticals — 3.3%
Allergan PLC*	25,367	5,842,274
Astellas Pharma, Inc. (Japan)	88,000	1,374,477
Bristol-Myers Squibb Co.	21,690	1,169,525
Jazz Pharmaceuticals PLC*	3,130	380,232
Johnson & Johnson	11,480	1,356,132
Merck & Co., Inc.	7,300	455,593
Merck KGaA (Germany)	11,100	1,197,307
Mylan NV*	42,230	1,609,808
Novartis AG (Switzerland)	18,667	1,473,206
Novartis AG (Switzerland), ADR	10,241	808,629
Pfizer, Inc.	128,170	4,341,118
Roche Holding AG (Switzerland)	3,571	887,389
Sanofi (France)	24,658	1,877,740
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	24,000	75,061
Teva Pharmaceutical Industries Ltd. (Israel), ADR	51,665	2,377,107

		25,225,598

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	74,590	2,087,028
Cheung Kong Property Holdings Ltd. (Hong Kong)	118,800	873,876
Conwert Immobilien Invest SE (Austria)*	26,965	507,523
Savills PLC (United Kingdom)	22,600	209,659

		3,678,086

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	415,723	499,267
Broadcom Ltd. (Singapore)	9,400	1,621,688
Infineon Technologies AG (Germany)	54,600	973,606
Intel Corp.	90,830	3,428,833
Lam Research Corp.(a)	5,520	522,799
Maxim Integrated Products, Inc.	18,490	738,306
Micron Technology, Inc.*(a)	30,415	540,779
QUALCOMM, Inc.	14,680	1,005,580

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	98,000	$576,058

		9,906,916

Software — 2.8%
Adobe Systems, Inc.*	15,230	1,653,064
Check Point Software Technologies Ltd. (Israel)*(a)	8,470	657,357
Citrix Systems, Inc.*	25,710	2,191,006
Electronic Arts, Inc.*	8,665	739,991
Microsoft Corp.	169,150	9,743,040
Oracle Corp.	110,460	4,338,869
SAP SE (Germany)	17,400	1,591,280
Square Enix Holdings Co. Ltd. (Japan)	21,200	731,041

		21,645,648

Specialty Retail — 1.5%
Advance Auto Parts, Inc.(a)	15,100	2,251,712
Home Depot, Inc. (The)	46,111	5,933,564
Kingfisher PLC (United Kingdom)	227,661	1,110,766
Lowe’s Cos., Inc.	11,250	812,363
Murphy USA, Inc.*	6,320	450,995
O’Reilly Automotive, Inc.*	3,000	840,330
Williams-Sonoma, Inc.(a)	7,910	404,043

		11,803,773

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	117,240	13,253,983
FUJIFILM Holdings Corp. (Japan)	18,800	696,406
NEC Corp. (Japan)	469,900	1,211,983
Samsung Electronics Co. Ltd. (South Korea)	853	1,242,618
Seagate Technology PLC(a)	128,410	4,950,205

		21,355,195

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.(a)	90,620	2,288,155
Michael Kors Holdings Ltd.*	9,880	462,285
PVH Corp.	1,900	209,950

		2,960,390

Tobacco — 0.4%
Altria Group, Inc.	34,900	2,206,727
Imperial Brands PLC (United Kingdom)	16,306	839,276

		3,046,003

Trading Companies & Distributors — 0.4%
Mitsubishi Corp. (Japan)	26,900	613,214
Noble Group Ltd. (Hong Kong)*	3,354,800	378,025
Rexel SA (France)	71,300	1,092,206
United Rentals, Inc.*	10,210	801,383

		2,884,828

Transportation Infrastructure — 0.2%
Aena SA (Spain), 144A	9,800	1,446,584

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	793,500	1,267,575

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (Class B Stock)	8,433	357,728
SK Telecom Co. Ltd. (South Korea)	1,186	243,178
SoftBank Group Corp. (Japan)	24,200	1,568,368

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)		342,048	$980,963

			3,150,237

TOTAL COMMON STOCKS (cost $449,294,045)			465,833,765

EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF		21,988	1,300,150
iShares MSCI Emerging Markets Index Fund(a)		10,267	384,499

TOTAL EXCHANGE TRADED FUNDS (cost $1,616,993)			1,684,649

PREFERRED STOCK — 0.1%
Automobiles
Hyundai Motor Co. (South Korea) (PRFC)
(cost $982,861)		10,000	914,464

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.6%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	161	161,493
Series 2015-2, Class A3
1.490%	11/15/19	177	177,709
Series 2016-1, Class A3
1.470%	04/15/20	93	93,422
Ally Master Owner Trust,
Series 2014-4, Class A1
0.924%(c)	06/17/19	300	300,261
BMW Vehicle Lease Trust,
Series 2015-2, Class A3
1.400%	09/20/18	119	119,396
Series 2016-1, Class A3
1.340%	01/22/19	142	142,294
Carmax Auto Owner Trust 2016-3,
Series 2016-3, Class A3
1.390%	05/17/21	443	444,224
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	807	783,322
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	796	774,307
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	847	870,893
Ford Credit Floorplan Master Owner Trust,
Series 2014-1, Class A2
0.924%(c)	02/15/19	306	306,236
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	299	292,753
Hyundai Auto Receivables Trust,
Series 2013-C, Class A3
1.010%	02/15/18	21	21,376

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Nissan Auto Lease Trust,
Series 2014-B, Class A4
1.290%	03/16/20	290	$290,333
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	630	629,339
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	349	357,670
Synchrony Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	477,532
Series 2016-1, Class A
2.040%	03/15/22	770	781,417
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	470	476,601
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	630	626,694
Series 2014-1A, Class A, 144A
3.270%	10/20/39	376	365,786
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	873	907,048
Series 2012-20C, Class 1
2.510%	03/01/32	661	680,563
Series 2014-20L, Class 1
2.700%	12/01/34	902	929,232
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Class A4
1.160%	03/20/20	200	199,770
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	745	748,880

TOTAL ASSET-BACKED SECURITIES (cost $11,947,345)			11,958,551

CERTIFICATES OF DEPOSIT — 0.1%
Barclays Bank Delaware (United Kingdom)^
1.500%(c)	03/26/18	245	242,305
JPMorgan Chase Bank NA
1.000%	02/19/20	245	245,229

TOTAL CERTIFICATES OF DEPOSIT (cost $489,172)			487,534

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class A4
5.723%(c)	06/10/49	316	320,244
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class A4
5.700%	06/11/50	756	778,597
CFCRE Mortgage Trust,
Series 2015-RUM, Class C, 144A
3.274%(c)	07/15/30	875	858,698

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class B
4.345%	10/10/47	275	$298,649
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	640	710,769
Series 2012-CR2, Class A4
3.147%	08/15/45	534	567,205
Series 2013-CR12, Class ASB
3.623%	10/10/46	130	139,696
Series 2014-CR15, Class A2
2.928%	02/10/47	280	288,013
Series 2014-CR20, Class AM
3.938%	11/10/47	1,000	1,084,423
Series 2014-SAVA, Class B, 144A
2.275%(c)	06/15/34	450	446,185
Series 2014-UBS2, Class A1
1.298%	03/10/47	220	220,022
Series 2014-UBS5, Class AM
4.193%	09/10/47	300	326,418
Series 2014-UBS5, Class C
4.765%(c)	09/10/47	940	984,031
Series 2015-PC1, Class A5
3.902%	07/10/50	145	159,437
DBJPM Mortgage Trust,
Series 2016-C3, Class A5
2.890%	09/10/49	950	979,504
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	500	518,175
FHLMC Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	287	292,463
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.304%(c)	09/25/44	279	290,218
Government National Mortgage Assoc.,
Series 2011-142, Class A
2.337%	10/16/40	277	279,096
Series 2012-2, Class AB
2.105%	03/16/37	391	391,914
Series 2013-194, Class AE
2.750%(c)	11/16/44	350	356,530
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	29	28,624
Series 2007-LD12, Class A1A
5.850%(c)	02/15/51	151	155,225
Series 2016-JP2, Class A4
2.822%	08/15/49	81	83,014
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	890	976,027
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%	12/12/49	732	753,102
Series 2008-T29, Class A4
6.477%(c)	01/11/43	311	325,348

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	$220,746
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30	620	621,451
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	64,681
Series 2013-C5, Class AAB
2.687%	03/10/46	90	92,894
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	210,335
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	470	500,552
Series 2016-C35, Class A4
2.931%	07/15/48	310	319,278
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	123	136,861
Series 2014-C19, Class B
4.723%(c)	03/15/47	825	925,628

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $15,668,155)			15,704,053

CORPORATE BONDS — 10.4%
Aerospace & Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	590	613,600

Agriculture
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.250%	11/10/44	247	273,572

Airlines — 0.2%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	142	150,065
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	459	470,521
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	617	620,147
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26	623	645,907

			1,886,640

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	395	405,369

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	267	$272,636
Ford Motor Co.,
Sr. Unsec’d. Notes
7.500%	08/01/26	266	340,027
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	400	403,247
3.200%	01/15/21	290	297,720
4.250%	09/20/22	300	324,609
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	500	601,591
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	108	109,326
3.700%	11/24/20	222	231,020

			2,580,176

Banks — 2.2%
Bank of America Corp.,
Jr. Sub. Notes
6.500%(c)	10/29/49	560	606,550
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	280	302,703
5.625%	07/01/20	475	533,216
5.650%	05/01/18	150	159,115
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	514	522,592
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19	371	371,656
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	805,483
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	295	291,051
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	258	269,169
Capital One NA,
Certificate of Deposit
2.000%	10/07/19	245	251,696
Sr. Unsec’d. Notes
2.250%	09/13/21	250	249,905
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	571	572,440
Sub. Notes
4.300%	11/20/26	750	786,592
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	12/03/25	615	645,303
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	475	575,344

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Goldman Sachs Bank USA,
Certificate of Deposit
2.250%	09/30/20	245	$254,004
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	775	832,188
HSBC Bank USA NA,
Certificate of Deposit
1.625%	12/09/20	245	245,655
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	433	454,165
3.625%	05/13/24	259	275,448
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	450	616,500
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	396	399,328
Sub. Notes, MTN
5.000%	11/24/25	380	423,966
PNC Funding Corp.,
Sr. Unsec’d. Notes
3.300%	03/08/22	269	285,624
PNC Preferred Funding Trust II,
Jr. Sub. Notes, 144A
2.073%(c)	03/29/49	825	787,875
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	280	284,433
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, MTN, RegS
9.500%(c)	03/16/22	480	494,567
Santander Issuances SAU (Spain),
Gtd. Notes
5.179%	11/19/25	565	575,650
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23	500	498,671
State Street Corp.,
Sr. Unsec’d. Notes
3.300%	12/16/24	423	451,526
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	194	193,274
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.350%	01/29/21	435	447,578
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	570	590,663
Sr. Unsec’d. Notes
2.100%	07/26/21	30	29,897
5.625%	12/11/17	659	691,490
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	461	481,836

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wells Fargo Bank NA,
Certificate of Deposit
1.750%	06/17/21	245	$246,748

			16,503,901

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,047	1,203,812
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19	234	266,198
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/05/22	154	162,255
4.250%	10/22/44	250	285,319
7.900%	11/01/18	238	269,947

			2,187,531

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	137	136,454

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	512,889
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
6.000%	07/15/18	533	575,954

			1,088,843

Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	163	174,468
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	173,933
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	127,553

			475,954

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	828	843,024
4.650%	02/23/46	309	356,563
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
8.100%	07/15/36	580	681,814
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.450%	02/19/26	524	566,635

			2,448,036

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cosmetics/Personal Care
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	295	$300,900

Diversified Financial Services — 1.4%
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	659	789,307
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21	560	570,500
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	09/14/20	144	148,189
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	625,308
Capital One Bank USA NA,
Certificate of Deposit
1.700%	09/28/21	245	244,433
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	575	608,192
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	504	498,724
Export Leasing 2009 LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	1,001	1,005,814
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	802	806,131
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/19	155	154,385
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	650	747,668
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	575	602,313
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	221	261,324
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	911	957,483
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	486	492,525
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	700	752,408
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	408	404,181
1.900%	07/12/24	882	886,261

			10,555,146

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric — 0.2%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	122	$127,756
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40	163	206,426
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	463	592,102
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTNB
8.400%	03/28/25	167	235,444
PacifiCorp,
First Mortgage
3.850%	06/15/21	447	490,098

			1,651,826

Engineering & Construction — 0.1%
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/17	750	754,165

Foods — 0.2%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	650	716,810
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21	470	482,337

			1,199,147

Healthcare-Products
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	195	261,149

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	619,150

Insurance — 0.5%
AIG Life Holdings, Inc.,
Gtd. Notes
6.625%	02/15/29	600	757,638
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	373	387,616
Manulife Financial Corp. (Canada),
Sr. Unsec’d. Notes
4.900%	09/17/20	560	616,979
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	731,864
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	737,927
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	594,708

			3,826,732

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	250	$269,286
7.900%	12/15/18	585	667,145

			936,431

Machinery-Diversified — 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	218	223,176
2.800%	03/06/23	499	519,433
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	700,801

			1,443,410

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
6.400%	12/15/35	445	570,441
CBS Corp.,
Gtd. Notes
2.900%	01/15/27	118	115,049
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	600	626,250
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	540	597,083
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	265	281,882
7.625%	04/15/31	450	637,999
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.850%	07/30/26	391	373,208
2.350%	12/01/22(a)	606	626,255

			3,828,167

Mining — 0.1%
Glencore Canada Corp. (Switzerland),
Gtd. Notes
5.500%	06/15/17	575	587,937

Miscellaneous Manufacturing — 0.2%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22	715	734,847
General Electric Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49	802	852,887
Sr. Unsec’d. Notes
2.700%	10/09/22	292	304,269

			1,892,003

Oil & Gas — 0.5%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	127	127,491
2.750%	05/10/23	76	77,270

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
2.100%	05/16/21		114	$115,885
2.355%	12/05/22		398	405,207
2.954%	05/16/26		229	236,625
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		295	318,989
ConocoPhillips Co.,
Gtd. Notes
2.400%	12/15/22	(a)	285	282,613
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.043%	03/01/26		297	311,338
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.125%	02/15/22		158	165,830
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN, 144A
6.875%	08/04/26		270	304,425
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	08/15/22	(a)	585	582,075
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		383	381,923
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21		446	465,825

				3,775,496

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
5.650%	05/15/18		250	267,252
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45		214	226,517

				493,769

Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24		465	474,517
5.000%	10/01/21		160	174,581

				649,098

Real Estate — 0.2%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 144A^
1.242%(c)	09/01/26		1,530	1,361,914

Real Estate Investment Trusts (REITs) — 0.4%
Corrections Corp. of America,
Gtd. Notes
4.125%	04/01/20	(a)	600	564,000
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		305	259,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	610	$611,525
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	745	778,334
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	600	619,020

			2,832,129

Retail — 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	490	518,175
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	620	718,792
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	580	607,550
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	632	931,923

			2,776,440

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46	108	115,592

Software — 0.5%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	823,467
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	700	725,021
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	754	857,226
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	301	303,414
2.500%	10/15/22	346	355,028
4.125%	05/15/45	655	686,038

			3,750,194

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	505	518,841
6.300%	01/15/38	500	624,087
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	700	721,700
Frontier Communications Corp.,
Sr. Unsec’d. Notes
11.000%	09/15/25	600	626,250

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	$698,475
T-Mobile USA, Inc.,
Gtd. Notes
6.625%	04/01/23	625	671,094
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	141	141,039

			4,001,486

Transportation — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	640	679,639
5.720%	01/15/24	329	369,065
8.251%	01/15/21	62	70,162
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	195	225,769
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	352	417,788
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	326	365,746
Federal Express Corp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	55	55,417
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	324	352,089
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	488	536,715
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	271	316,075

			3,388,465

Water
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.300%	08/15/37	89	121,756

TOTAL CORPORATE BONDS
(cost $77,932,893)			79,722,578

FOREIGN GOVERNMENT BOND
Province of Manitoba (Canada),
Unsec’d. Notes
(cost $106,134)
9.500%	09/15/18	92	105,720

MUNICIPAL BONDS — 1.0%
California — 0.4%
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	550	894,883
7.700%	11/01/30	760	934,542
7.950%	03/01/36	690	828,317

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	$281,358

			2,939,100

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds, BABs
5.470%	12/01/23	550	628,259

New York
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	469,822

Ohio — 0.1%
Ohio State University (The),
Revenue Bonds, BABs
4.910%	06/01/40	940	1,198,049

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	450	481,275

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	710	601,342

Texas — 0.1%
Cypress-Fairbanks Independent School District,
General Obligation Unlimited, BABs
6.629%	02/15/38	665	745,292

Washington — 0.1%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	705	736,464

TOTAL MUNICIPAL BONDS
(cost $7,439,002)			7,799,603

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2005-121, Class DX
5.500%	01/25/26	276	301,800
Series 2010-135, Class EA
3.000%	01/25/40	18	18,611
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	402	413,872
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	218	221,585
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.889%(c)	07/25/44	31	32,397
Government National Mortgage Assoc.,
Series 2010-64, Class NP
3.500%	08/20/36	36	36,459

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-105, Class PC
2.000%	06/20/39	123	$123,321
Series 2013-19, Class BA
2.500%	12/20/42	272	276,898
Series 2014-123, Class PC
2.500%	09/20/43	271	273,759

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,695,878)			1,698,702

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Farm Credit Banks
1.270%	01/28/19	175	174,825
2.540%	10/05/26	407	407,002
2.650%	07/06/27	755	755,006
2.820%	01/27/25	489	491,491
2.900%	10/07/24	497	496,995
Federal Home Loan Banks
2.730%	07/07/28	350	350,001
Federal Home Loan Mortgage Corp.
1.250%	01/29/19	449	449,157
2.500%	04/01/28	423	438,815
3.000%	11/01/42	249	258,956
3.500%	04/01/34-07/01/42	1,517	1,613,177
4.000%	01/01/40	739	797,853
4.500%	08/01/25-07/01/44	1,476	1,611,646
5.000%	08/01/41	930	1,041,219
Federal Home Loan Mortgage Corp., MTN
1.000%	08/25/21-09/30/21	2,255	2,253,724
Federal National Mortgage Assoc.
1.000%	07/28/21	1,225	1,223,624
1.375%	04/11/19	2,456	2,455,472
1.625%	05/10/19	733	733,588
1.750%	12/13/19	3,045	3,046,367
2.000%	04/26/19	1,317	1,318,144
2.500%	07/01/26	293	304,060
3.000%	12/01/26-07/01/43	1,173	1,224,831
3.500%	04/01/32-06/01/45	2,401	2,554,142
4.000%	10/01/33-07/01/45	4,572	4,949,828
4.500%	07/01/19-06/01/41	1,905	2,088,173
5.000%	11/01/33-10/01/41	1,374	1,531,887
5.500%	01/01/21	20	21,489
5.600%	05/15/37	817	839,944
6.210%	06/05/36	3,177	3,289,710
Government National Mortgage Assoc.
3.500%	01/15/42	380	405,859
Overseas Private Investment Corp., Gov’t. Gtd. Notes
0.233%(s)	06/10/18	1,250	1,286,277
2.319%(s)	11/15/19	500	532,277
5.142%	12/15/23	720	786,471

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $39,548,004)			39,732,010

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
2.500%	05/15/46	1,082	1,119,870

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.875%	08/15/45	374	$416,572
3.125%	08/15/44	1,815	2,118,232
3.750%	11/15/43	3,325	4,327,434
4.500%	02/15/36	2,665	3,750,572
5.250%	11/15/28	2,565	3,551,222
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/17	190	201,866
0.250%	01/15/25	849	878,630
0.750%	02/15/45	894	941,742
U.S. Treasury Notes
0.875%	11/15/17	2,130	2,134,077
1.000%	09/15/17	7,000	7,021,602
1.375%	08/31/20-05/31/21	2,431	2,460,581
1.500%	12/31/18	594	602,887
1.625%	12/31/19-05/15/26	4,857	4,911,643
2.000%	05/31/21	906	940,471
2.125%	08/15/21-09/30/21	1,594	1,665,053
2.375%	05/31/18	4,105	4,214,361
2.500%	08/15/23	1,095	1,173,061
2.625%	08/15/20	935	990,297
2.750%	11/15/23	841	916,394

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,512,502)			44,336,567

TOTAL LONG-TERM INVESTMENTS (cost $650,232,984)			669,978,196

		Shares
SHORT-TERM INVESTMENTS — 16.9%
AFFILIATED MUTUAL FUNDS — 16.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $88,796,215)(w)		88,796,215	88,796,216
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $36,785,083)(b)(w)		36,785,083	36,785,083

TOTAL AFFILIATED MUTUAL FUNDS (cost $125,581,298)			125,581,299

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
0.420%	12/08/16	2,900	2,899,031

(cost $2,897,767)

TOTAL SHORT-TERM INVESTMENTS (cost $128,479,065)			128,480,330

TOTAL INVESTMENTS — 104.7% (cost $778,712,049)			798,458,526
Liabilities in excess of other assets(z) — (4.7)%			(35,661,332)

NET ASSETS — 100.0%			$762,797,194

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,604,219 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,902,790; cash collateral of $36,766,897 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
69	5 Year U.S. Treasury Notes	Dec. 2016	$8,374,875	$8,384,578	$9,703
36	10 Year U.S. Treasury Notes	Dec. 2016	4,719,093	4,720,500	1,407
23	20 Year U.S. Treasury Bonds	Dec. 2016	3,916,048	3,867,594	(48,454)
174	Mini MSCI EAFE Index	Dec. 2016	14,684,010	14,848,290	164,280
30	Russell 2000 Mini Index	Dec. 2016	3,630,323	3,744,900	114,577
289	S&P 500 E-Mini Index	Dec. 2016	31,368,800	31,217,780	(151,020)
14	S&P Mid Cap 400 E-Mini Index	Dec. 2016	2,133,702	2,169,440	35,738

					$126,231

A U.S. Treasury Obligation with a market value of $2,899,031 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$349,899,423	$115,934,342	$—
Exchange Traded Funds	1,684,649	—	—
Preferred Stock	—	914,464	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	11,958,551	—
Certificates of Deposit	—	245,229	242,305
Commercial Mortgage-Backed Securities	—	15,704,053	—
Corporate Bonds	—	78,360,664	1,361,914
Foreign Government Bond	—	105,720	—
Municipal Bonds	—	7,799,603	—
Residential Mortgage-Backed Securities	—	1,698,702	—
U.S. Government Agency Obligations	—	39,732,010	—
U.S. Treasury Obligation	—	47,235,598	—
ST Affiliated Mutual Funds	125,581,299	—	—
Other Financial Instruments*
Futures Contracts	126,231	—	—

Total	$477,291,602	$319,688,936	$1,604,219

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$163,575
Interest rate contracts	(37,344)

Total	$126,231

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 93.1%
Argentina — 0.6%
Adecoagro SA*	33,500	$382,235
Banco Macro SA, ADR	2,190	171,367
BBVA Banco Frances SA, ADR	5,600	111,384
Grupo Financiero Galicia SA, ADR	6,230	193,815
MercadoLibre, Inc.	3,300	610,401
Pampa Energia SA, ADR*	20,000	648,000
Petrobras Argentina SA (Class B Stock)*	96,144	62,283
Petrobras Argentina SA, ADR*	17,039	112,117
Telecom Argentina SA, ADR	21,430	392,169
Transportadora de Gas del Sur SA (Class B Stock), ADR	32,130	219,448

		2,903,219

Bahrain — 0.8%
Ahli United Bank BSC	2,401,490	1,529,886
Al Salam Bank-Bahrain BSC	2,459,694	598,148
GFH Financial Group BSC*	3,095,354	933,928
Ithmaar Bank BSC*	3,070,299	376,738

		3,438,700

Botswana — 0.5%
Barclays Bank of Botswana Ltd.^(g)	272,230	126,085
Botswana Insurance Holdings Ltd.(g)	123,564	202,939
First National Bank of Botswana Ltd.(g)	885,555	257,692
Letshego Holdings Ltd.	1,667,377	361,105
Sechaba Breweries Holdings Ltd.(g)	401,237	1,129,860
Standard Chartered Bank Botswana Ltd.^(g)	91,217	67,825

		2,145,506

Brazil — 3.6%
AES Tiete Energia SA, UTS	26,800	134,076
Ambev SA	35,600	217,509
Ambev SA, ADR(a)	184,800	1,125,432
Banco do Brasil SA	40,075	282,927
BM&FBovespa SA	51,799	269,177
BR Malls Participacoes SA*	43,030	163,803
BRF SA	33,460	571,839
CCR SA	141,700	745,067
CETIP SA - Mercados Organizados	7,300	96,476
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,200	372,252
Cia de Saneamento de Minas Gerais-COPASA	8,300	83,175
Cia Energetica de Minas Gerais, ADR(a)	109,396	283,336
Cia Hering	15,600	86,391
Cia Paranaense de Energia, ADR	15,400	159,698
Cia Siderurgica Nacional SA*	72,200	201,804
Cielo SA	213,213	2,142,521
Cosan SA Industria e Comercio	13,500	156,164
CPFL Energia SA, ADR(a)	35,692	528,242
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	131,101
EcoRodovias Infraestrutura e Logistica SA*	22,700	61,494
EDP - Energias do Brasil SA	29,400	129,817
Embraer SA, ADR	23,900	412,514
Engie Brasil Energia SA	21,900	260,875
Equatorial Energia SA	19,300	302,483
Estacio Participacoes SA	47,000	258,690
Even Construtora e Incorporadora SA	70,900	83,934
Fibria Celulose SA	23,400	165,562

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Hypermarcas SA	15,200	$131,475
Iochpe Maxion SA	19,300	106,228
JBS SA	40,567	147,442
Klabin SA, UTS	40,300	211,156
Kroton Educacional SA	164,000	751,380
Light SA	26,100	126,561
Localiza Rent a Car SA	22,615	276,764
Lojas Renner SA	61,000	460,855
Marfrig Global Foods SA*	48,640	77,922
MRV Engenharia e Participacoes SA	45,600	167,276
Multiplan Empreendimentos Imobiliarios SA	7,700	150,252
Natura Cosmeticos SA	10,300	99,638
Odontoprev SA	115,800	462,538
Qualicorp SA	92,300	543,217
Raia Drogasil SA	10,600	217,922
Rumo Logistica Operadora Multimodal SA*	31,557	61,229
Smiles SA	6,100	101,906
TIM Participacoes SA	272,333	665,728
TOTVS SA	37,600	357,253
Ultrapar Participacoes SA	34,500	763,696
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,100	103,554
WEG SA	120,860	662,618

		16,072,969

Bulgaria — 0.2%
CB First Investment Bank AD*(g)	155,563	215,704
Central Cooperative Bank AD*(g)	87,402	53,103
Chimimport AD(g)	265,946	205,975
Corporate Commercial Bank AD*^(g)	3,940	—
Industrial Holding Bulgaria PLC*(g)	72,512	37,305
MonBat AD	48,227	212,473
Olovno Tzinkov Komplex AD*^(g)	9,086	—
Petrol AD*(g)	90,727	20,617
Sopharma AD Sofia(g)	197,237	335,371

		1,080,548

Chile — 2.9%
AES Gener SA	227,462	75,012
Aguas Andinas SA (Class A Stock)	327,850	210,602
Almendral SA*	2,165,647	146,544
AntarChile SA	29,805	287,841
Banco de Chile	4,954,944	553,643
Banco de Credito e Inversiones	5,757	260,613
Banco Santander Chile	6,302,356	326,223
Banmedica SA	236,659	496,584
Cencosud SA	262,569	788,715
Cia Cervecerias Unidas SA, ADR(a)	14,950	301,841
Colbun SA	772,001	153,890
Embotelladora Andina SA (Class B Stock), ADR	9,150	206,790
Empresa Nacional de Electricidad SA	315,372	209,103
Empresa Nacional de Telecomunicaciones SA*	91,950	899,205
Empresas CMPC SA	369,698	735,882
Empresas COPEC SA	171,522	1,604,097
Endesa Americas SA	315,372	142,435
Enersis Americas SA	2,033,272	332,466
Enersis Chile SA	1,563,372	144,302
Engie Energia Chile SA	49,355	77,707
Forus SA	18,500	68,922

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Itau CorpBanca	26,181,273	$230,710
Latam Airlines Group SA, ADR*(a)	92,783	753,398
Parque Arauco SA	60,200	136,086
Quinenco SA	97,600	216,549
Ripley Corp. SA	146,630	90,220
SACI Falabella	190,709	1,398,305
Salfacorp SA	108,740	85,636
Sigdo Koppers SA(g)	133,519	171,156
Sociedad Quimica y Minera de Chile SA, ADR	30,900	831,210
SONDA SA	345,770	669,851
Vina Concha y Toro SA	139,650	244,208

		12,849,746

China — 8.5%
3SBio, Inc.*	241,500	274,334
AAC Technologies Holdings, Inc.	12,500	126,300
Agricultural Bank of China Ltd. (Class H Stock)	303,000	130,695
Air China Ltd. (Class H Stock)	142,000	95,990
Alibaba Group Holding Ltd., ADR*(a)	7,400	782,846
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	388,907
Anhui Conch Cement Co. Ltd. (Class H Stock)	184,000	508,552
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	116,667
Baidu, Inc., ADR*	3,300	600,831
Bank of China Ltd. (Class H Stock)	816,000	376,832
Bank of Communications Co. Ltd. (Class H Stock)	338,800	260,588
BBMG Corp. (Class H Stock)	684,000	265,311
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	166,429
Beijing Enterprises Holdings Ltd.	41,500	211,785
Beijing Enterprises Water Group Ltd.*	662,000	451,301
Brilliance China Automotive Holdings Ltd.	350,000	394,897
BYD Co. Ltd. (Class H Stock)*	59,000	392,459
CGN Power Co. Ltd. (Class H Stock)	1,231,000	366,740
China Agri-Industries Holdings Ltd.*	804,000	292,466
China Biologic Products, Inc.*(a)	3,200	398,336
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	119,729
China Coal Energy Co. Ltd. (Class H Stock)*	437,000	237,864
China Communications Construction Co. Ltd. (Class H Stock)	229,000	243,026
China Communications Services Corp. Ltd. (Class H Stock)	396,000	248,559
China Construction Bank Corp. (Class H Stock)	1,052,670	790,596
China Everbright Ltd.	32,000	65,996
China Hongqiao Group Ltd.	274,000	247,769
China Life Insurance Co. Ltd. (Class H Stock)	108,000	282,978
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	323,659
China Medical System Holdings Ltd.	245,000	414,195
China Mengniu Dairy Co. Ltd.	316,000	591,442
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	149,452

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Merchants Port Holdings Co. Ltd.	114,000	$305,804
China Minsheng Banking Corp. Ltd. (Class H Stock)	94,300	109,550
China Mobile Ltd.	245,000	3,009,670
China Molybdenum Co. Ltd. (Class H Stock)	870,000	179,277
China National Building Material Co. Ltd. (Class H Stock)	516,000	231,091
China Oilfield Services Ltd. (Class H Stock)	138,000	121,017
China Overseas Land & Investment Ltd.	76,720	263,763
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	165,301
China Petroleum & Chemical Corp. (Class H Stock)	1,459,000	1,077,122
China Power International Development Ltd.	478,000	185,201
China Railway Group Ltd. (Class H Stock)	363,000	265,389
China Resources Beer Holdings Co. Ltd.*	178,000	379,364
China Resources Gas Group Ltd.	112,000	384,671
China Resources Land Ltd.	54,444	153,500
China Resources Power Holdings Co. Ltd.	243,400	423,136
China Shanshui Cement Group Ltd.*^(g)	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	408,143
China Shipping Container Lines Co. Ltd. (Class H Stock)*	683,000	147,237
China Shipping Development Co. Ltd. (Class H Stock)	194,000	105,559
China Taiping Insurance Holdings Co. Ltd.*	39,800	79,365
China Telecom Corp. Ltd. (Class H Stock)	532,000	271,408
China Unicom Hong Kong Ltd.	262,052	319,280
China Vanke Co. Ltd. (Class H Stock)	27,100	70,849
China Yurun Food Group Ltd.*	741,000	121,206
China Zhongwang Holdings Ltd.	418,000	203,119
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	203,704	332,645
CITIC Ltd.	310,000	445,810
CNOOC Ltd. (Class H Stock)	984,000	1,241,329
COSCO SHIPPING Ports Ltd.	252,000	259,284
Country Garden Holdings Co. Ltd.	177,831	94,489
CRRC Corp. Ltd. (Class H Stock)	256,000	233,043
CSPC Pharmaceutical Group Ltd.	360,000	361,435
Ctrip.com International Ltd., ADR*(a)	12,900	600,753
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	239,341
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	324,720
Golden Eagle Retail Group Ltd.	242,000	308,458
Guangdong Investment Ltd.	392,000	626,200
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	243,024
Hengan International Group Co. Ltd.	82,000	684,309
Huaneng Power International, Inc. (Class H Stock)	616,000	388,526
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	232,747
Industrial & Commercial Bank of China Ltd. (Class H Stock)	881,000	559,145
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	107,484	98,240
JD.com, Inc., ADR*	6,900	180,021
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	222,037

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	$253,835
Kunlun Energy Co. Ltd.	230,000	177,795
Lenovo Group Ltd.	112,000	74,754
Li Ning Co. Ltd.*	350,979	241,811
Luye Pharma Group Ltd.*	378,000	248,774
NetEase, Inc., ADR	1,700	409,326
New Oriental Education & Technology Group, Inc., ADR*	16,800	778,848
PetroChina Co. Ltd. (Class H Stock)	1,110,000	735,773
PICC Property & Casualty Co. Ltd. (Class H Stock)	50,000	83,829
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	393,164
Qinqin Foodstuffs Group Cayman Co. Ltd.*	14,600	5,365
Real Gold Mining Ltd.*^(g)	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	253,656
Shanghai Electric Group Co. Ltd. (Class H Stock)*	382,000	181,864
Shanghai Industrial Holdings Ltd.	85,000	246,053
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	413,622
SINA Corp.*	2,000	147,660
Sino-Ocean Group Holding Ltd.	161,500	74,975
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	698,000	354,462
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	1,187,584
Sohu.com, Inc.*	1,600	70,800
Tencent Holdings Ltd.	60,900	1,693,144
Tingyi Cayman Islands Holding Corp.	340,000	395,549
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	211,385
Want Want China Holdings Ltd.	753,400	468,868
Weibo Corp., ADR*	200	10,028
Weichai Power Co. Ltd. (Class H Stock)	104,000	140,325
Yangzijiang Shipbuilding Holdings Ltd.	330,000	182,552
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	309,935
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	184,776
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	156,791
Zhongsheng Group Holdings Ltd.	270,000	258,476
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	478,097
ZTE Corp. (Class H Stock)	132,729	194,361

		37,991,346

Colombia — 1.3%
Almacenes Exito SA	63,617	324,335
Banco de Bogota SA	12,177	264,373
Bancolombia SA	29,008	262,580
Bancolombia SA, ADR	15,100	589,504
Celsia SA ESP	124,720	170,858
Cementos Argos SA	63,127	251,339
Cemex Latam Holdings SA*	30,558	116,155
Corp Financiera Colombiana SA	12,011	157,711
Ecopetrol SA, ADR*(a)	96,900	848,844
Empresa de Energia de Bogota SA	546,044	355,084
Empresa de Telecomunicaciones de Bogota*	321,215	65,282
Grupo Argos SA	54,106	349,404
Grupo Aval Acciones y Valores SA	531,452	228,554

	Shares	Value
COMMON STOCKS (Continued)
Colombia (cont’d.)
Grupo de Inversiones Suramericana SA	29,045	$378,959
Grupo Nutresa SA	85,096	747,857
Interconexion Electrica SA ESP	160,300	542,052
Odinsa SA*	25,472	79,508

		5,732,399

Croatia — 0.7%
Atlantic Grupa dd	912	118,300
Atlantska Plovidba dd*	2,227	60,010
Ericsson Nikola Tesla dd(g)	1,376	235,328
Hrvatski Telekom dd	30,344	741,469
Koncar-Elektroindustrija dd	2,908	295,577
Ledo dd	122	196,000
Podravka Prehrambena Ind dd	3,546	200,979
Valamar Riviera dd(g)	172,870	882,279
Zagrebacka Banka dd*(g)	51,700	379,757

		3,109,699

Czech Republic — 0.9%
CEZ A/S	82,895	1,480,900
Komercni Banka A/S	39,955	1,385,561
Pegas Nonwovens SA	15,863	518,083
Philip Morris CR A/S	800	411,504
Unipetrol A/S	17,874	134,717

		3,930,765

Egypt — 0.1%
Global Telecom Holding SAE, GDR*	343,100	651,890

Estonia — 0.5%
Merko Ehitus A/S(g)	9,442	88,170
Olympic Entertainment Group A/S	263,501	538,123
Tallink Grupp AS	485,209	489,003
Tallinna Kaubamaja Grupp A/S(g)	68,345	571,006
Tallinna Vesi A/S (Class A Stock)(g)	33,851	532,891

		2,219,193

Ghana — 0.4%
CAL Bank Ltd.(g)	1,140,075	218,529
Ghana Commercial Bank Ltd.(g)	1,190,800	1,184,657
Standard Chartered Bank Ghana Ltd.(g)	78,000	279,692

		1,682,878

Greece — 1.4%
Aegean Airlines SA	12,691	86,361
Aegean Marine Petroleum Network, Inc.(a)	14,800	148,000
Alpha Bank AE*	126,474	211,691
Athens Water Supply & Sewage Co.SA(The)	47,093	284,434
Costamare, Inc.(a)	18,300	167,262
Diana Shipping, Inc.*(a)	50,500	132,310
DryShips, Inc.*(a)	7,696	3,491
Ellaktor SA*	85,344	120,660
Eurobank Ergasias SA*	204,149	117,771
FF Group*	9,316	231,733
GEK Terna Holding Real Estate Construction SA*	47,389	97,899
Grivalia Properties REIC AE, REIT	15,587	117,655
Hellenic Exchanges - Athens Stock Exchange SA	28,659	132,389
Hellenic Petroleum SA*	27,540	122,642
Hellenic Telecommunications Organization SA	99,168	870,285

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
Intralot SA-Integrated Lottery Systems & Services*	40,700	$47,773
JUMBO SA	21,510	268,806
Metka Industrial - Construction SA	12,200	101,792
Motor Oil Hellas Corinth Refineries SA	32,378	364,597
Mytilineos Holdings SA*	45,865	215,609
National Bank of Greece SA*	1,176,559	245,903
OPAP SA	48,550	410,938
Public Power Corp. SA*	141,144	423,184
Terna Energy SA	44,714	130,057
Titan Cement Co. SA	42,957	1,014,113
Tsakos Energy Navigation Ltd.	22,400	107,968

		6,175,323

Hong Kong — 0.7%
China Gas Holdings Ltd.	310,000	493,230
China High Speed Transmission Equipment Group Co. Ltd.	165,000	167,783
China Overseas Property Holdings Ltd.	420,240	87,661
Huabao International Holdings Ltd.*	522,000	201,675
Kingboard Chemical Holdings Ltd.	165,000	502,121
Lee & Man Paper Manufacturing Ltd.	287,000	262,178
Nine Dragons Paper Holdings Ltd.	289,000	272,509
Shimao Property Holdings Ltd.	42,000	57,403
Sino Biopharmaceutical Ltd.	798,000	539,792
WH Group Ltd.	712,000	575,469

		3,159,821

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	223,192	366,562
MOL Hungarian Oil & Gas PLC	16,552	1,025,439
OTP Bank PLC	36,601	961,571
Richter Gedeon Nyrt	46,317	941,281

		3,294,853

India — 6.1%
ACC Ltd.	6,400	154,232
Adani Ports & Special Economic Zone Ltd.*	86,589	334,918
Adani Power Ltd.*	177,209	66,509
Ambuja Cements Ltd.	73,500	278,499
Apollo Hospitals Enterprise Ltd.	7,700	152,083
Ashok Leyland Ltd.*	173,423	207,899
Asian Paints Ltd.	24,250	423,346
Aurobindo Pharma Ltd.	27,300	351,451
Axis Bank Ltd.	38,943	317,615
Bajaj Auto Ltd.	6,350	270,074
Bharat Heavy Electricals Ltd.	106,120	215,539
Bharat Petroleum Corp. Ltd.	32,400	298,509
Bharti Airtel Ltd.	289,636	1,368,602
Bharti Infratel Ltd.	94,195	518,305
Bosch Ltd.	663	227,207
Cipla Ltd.	29,550	257,857
Coal India Ltd.	76,370	370,049
Colgate-Palmolive India Ltd.	12,900	188,225
Container Corp. of India Ltd.	12,998	269,892
Crompton Greaves Consumer Electricals Ltd.*	59,700	137,944
Crompton Greaves Ltd.*	59,700	67,351
Dabur India Ltd.	43,900	179,101
Divi’s Laboratories Ltd.	9,319	181,045
Dr. Reddy’s Laboratories Ltd.	7,725	360,471

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Eicher Motors Ltd.	1,045	$390,557
GAIL India Ltd.*	62,161	350,621
Glenmark Pharmaceuticals Ltd.	18,324	254,767
Godrej Consumer Products Ltd.	11,200	267,336
Havells India Ltd.	41,500	261,139
HCL Technologies Ltd.	24,640	296,448
HDFC Bank Ltd.	22,548	431,775
Hero MotoCorp Ltd.	8,000	411,030
Hindalco Industries Ltd.	83,000	191,011
Hindustan Unilever Ltd.	48,190	628,727
Housing Development Finance Corp. Ltd.	37,870	794,323
ICICI Bank Ltd., ADR	36,500	272,655
Idea Cellular Ltd.	260,234	309,911
IDFC Ltd.*	104,784	106,018
IFCI Ltd.*	182,664	72,354
Indian Oil Corp. Ltd.*	32,439	284,054
IndusInd Bank Ltd.	8,505	153,118
Infosys Ltd.	17,600	273,719
Infosys Ltd., ADR	55,220	871,372
ITC Ltd.	210,175	762,695
Jindal Steel & Power Ltd.*	108,435	124,075
JSW Energy Ltd.	94,200	103,747
JSW Steel Ltd.	6,700	174,291
Kotak Mahindra Bank Ltd.	19,984	233,675
Larsen & Toubro Ltd., GDR, RegS	19,393	417,046
LIC Housing Finance Ltd.	17,455	152,137
Lupin Ltd.	15,969	357,188
Mahindra & Mahindra Ltd., GDR	20,700	438,840
Marico Ltd.	33,828	140,157
Maruti Suzuki India Ltd.	5,794	477,566
Nestle India Ltd.	2,600	251,448
NHPC Ltd.	226,173	85,031
NTPC Ltd.	320,272	713,083
Oil & Natural Gas Corp. Ltd.*	108,398	419,236
Oil India Ltd.	13,082	78,780
Power Grid Corp. of India Ltd.	288,308	765,470
Rajesh Exports Ltd.	8,600	59,153
Reliance Communications Ltd.*	281,047	196,415
Reliance Industries Ltd.	20,349	332,114
Reliance Industries Ltd., GDR, 144A	34,291	1,124,745
Reliance Infrastructure Ltd.	30,200	250,730
Reliance Power Ltd.	163,449	117,318
Siemens Ltd.	18,100	337,694
State Bank of India	21,736	82,335
State Bank of India, GDR, RegS	4,133	153,954
Steel Authority of India Ltd.*	221,400	154,342
Sun Pharmaceutical Industries Ltd.	75,774	847,059
Suzlon Energy Ltd.*	890,100	199,109
Tata Communications Ltd.	10,702	91,059
Tata Consultancy Services Ltd.	17,776	649,625
Tata Motors Ltd., ADR	9,690	387,406
Tata Power Co. Ltd.	193,885	219,987
Tata Steel Ltd.	44,690	251,862
Tech Mahindra Ltd.	21,808	137,864
Titan Co. Ltd.	45,100	268,104
UltraTech Cement Ltd.	6,137	355,372
United Spirits Ltd.*	6,426	238,347
UPL Ltd.	39,272	398,590
Vedanta Ltd.	166,972	433,295
Wipro Ltd.	28,564	205,623
WNS Holdings Ltd., ADR*	4,200	125,790

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Zee Entertainment Enterprises Ltd.	35,088	$288,834

		27,418,849

Indonesia — 3.0%
Adaro Energy Tbk PT	10,778,900	1,000,243
AKR Corporindo Tbk PT	523,500	259,840
Astra Agro Lestari Tbk PT	44,000	50,071
Astra International Tbk PT	1,740,900	1,104,643
Bank Central Asia Tbk PT	465,300	561,230
Bank CIMB Niaga Tbk PT*	22,004	1,400
Bank Danamon Indonesia Tbk PT	301,900	93,842
Bank Mandiri Persero Tbk PT	444,300	383,352
Bank Negara Indonesia Persero Tbk PT	227,400	97,007
Bank Rakyat Indonesia Persero Tbk PT	447,200	419,625
Berlian Laju Tanker Tbk PT*^(g)	6,511,500	—
Charoen Pokphand Indonesia Tbk PT	573,700	154,547
Energi Mega Persada Tbk PT*(g)	23,809,500	45,609
Gudang Garam Tbk PT	54,900	261,237
Hanson International Tbk PT*	10,479,000	112,607
Indo Tambangraya Megah Tbk PT	145,000	121,498
Indocement Tunggal Prakarsa Tbk PT	331,500	441,981
Indofood CBP Sukses Makmur Tbk PT	361,600	263,197
Indofood Sukses Makmur Tbk PT	560,700	374,988
Indosat Tbk PT*	180,700	83,380
Jasa Marga Persero Tbk PT	731,000	258,296
Kalbe Farma Tbk PT	8,458,000	1,114,406
Lippo Karawaci Tbk PT	978,200	74,469
Matahari Department Store Tbk PT	239,000	339,364
Mitra Keluarga Karyasehat Tbk PT	1,121,000	240,076
Pembangunan Perumahan Persero Tbk PT	478,700	154,172
Perusahaan Gas Negara Persero Tbk PT	3,754,500	829,478
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	72,245
Semen Indonesia Persero Tbk PT	739,800	574,678
Sigmagold Inti Perkasa Tbk PT*	3,222,800	66,678
Siloam International Hospitals Tbk PT*	135,800	107,196
Surya Citra Media Tbk PT	503,100	108,281
Tambang Batubara Bukit Asam Persero Tbk PT	490,400	363,105
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,497,412
Tower Bersama Infrastructure Tbk PT	271,100	126,869
Unilever Indonesia Tbk PT	115,800	395,898
United Tractors Tbk PT	364,300	496,332
Vale Indonesia Tbk PT*	1,106,500	251,294
Waskita Karya Persero Tbk PT	1,540,000	309,868
XL Axiata Tbk PT*	249,800	51,790

		13,262,204

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	15,326	453,916
Arab Bank PLC	148,212	1,268,647
Arab Potash (The)(g)	10,922	240,437
Bank of Jordan	49,053	183,374
Cairo Amman Bank	58,603	156,223
Capital Bank of Jordan*(g)	113,533	145,727
Jordan Ahli Bank	68,614	117,168
Jordan Dubai Islamic Bank	61,327	108,954
Jordan Islamic Bank	17,196	89,994
Jordan Petroleum Refinery Co.	66,156	328,265
Jordan Telecommunications Co. PSC	15,279	49,352

	Shares	Value
COMMON STOCKS (Continued)
Jordan (cont’d.)
Jordanian Electric Power Co.	56,080	$187,160

		3,329,217

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR, RegS*	120,635	772,064
Kazkommertsbank JSC, GDR, RegS*(g)	96,916	129,383
KazMunaiGas Exploration Production JSC, GDR, RegS*	81,244	621,517
KCell JSC, GDR, RegS	171,426	588,420

		2,111,384

Kenya — 0.7%
ARM Cement Ltd.*	264,000	64,012
Bamburi Cement Co. Ltd.	118,700	177,308
Barclays Bank of Kenya Ltd.	857,300	68,947
British American Tobacco Kenya Ltd.	24,700	199,984
Co-operative Bank of Kenya Ltd. (The)	1,083,727	132,014
Diamond Trust Bank Kenya Ltd.	63,910	87,657
East African Breweries Ltd.	251,400	689,821
Equity Group Holdings Ltd.	1,114,000	338,331
KCB Group Ltd.	908,240	251,382
KenolKobil Ltd. Group	760,000	84,989
Kenya Power & Lighting Ltd.(g)	1,059,105	91,988
Nation Media Group Ltd.(g)	122,100	137,894
Safaricom Ltd.	4,272,800	841,889
Standard Chartered Bank Kenya Ltd.	44,331	78,905

		3,245,121

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	316,611	499,310
Al Ahli Bank of Kuwait KSCP	112,009	118,764
ALAFCO Aviation Lease & Finance Co. KSCP	167,700	117,607
Boubyan Bank KSCP	167,273	213,506
Boubyan Petrochemicals Co. KSCP	243,504	403,631
Burgan Bank SAK	162,602	175,201
Commercial Bank of Kuwait KPSC	65,998	89,555
Gulf Bank KSCP	216,627	165,206
Gulf Cable & Electrical Industries Co. KSCP*	67,500	85,039
Jazeera Airways Co. KSC	64,555	177,582
Kuwait Cement Co. KSC(g)	91,882	113,426
Kuwait Finance House KSCP	380,946	592,999
Kuwait Food Co. Americana SAK	74,736	624,863
Kuwait International Bank KSCP	108,105	67,412
Kuwait Portland Cement Co. KSC	23,371	74,365
Kuwait Projects Co. Holding KSCP	119,856	218,446
Mabanee Co. SAKC	96,025	251,245
Mezzan Holding Co. KSCC	66,639	218,453
Mobile Telecommunications Co. KSC	1,067,081	1,185,246
National Bank of Kuwait SAKP	415,100	809,888
National Gulf Holding*(g)^	71,835	—
National Industries Group Holding SAK	488,867	184,743
Qurain Petrochemical Industries Co. KSC	420,559	276,277
Sultan Center Food Products Co. KSC*	226,000	41,180
VIVA Kuwait Telecom Co.*	51,793	151,170

		6,855,114

Latvia — 0.1%
Grindeks A/S*(g)	52,160	266,739

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Latvia (cont’d.)
Latvijas Kugnieciba*(g)	332,621	$187,745

		454,484

Lebanon — 0.2%
Bank Audi SAL	72,521	449,470
Byblos Bank SAL	78,766	129,176
Solidere, GDR, RegS(g)	28,324	269,925

		848,571

Lithuania — 0.3%
Apranga PVA	78,286	226,402
Klaipedos Nafta AB(g)	513,391	341,454
Pieno Zvaigzdes(g)	111,220	163,078
Rokiskio Suris(g)	145,010	242,713
Siauliu Bankas AB	677,904	269,932

		1,243,579

Malaysia — 3.1%
AirAsia Bhd	263,500	178,062
Alliance Financial Group Bhd	116,300	104,642
AMMB Holdings Bhd	77,300	76,508
Astro Malaysia Holdings Bhd	405,600	267,769
Axiata Group Bhd	305,925	386,168
Berjaya Corp. Bhd	807,700	65,560
Berjaya Sports Toto Bhd	143,387	114,755
Boustead Holdings Bhd	106,904	55,885
British American Tobacco Malaysia Bhd	13,000	154,451
Bumi Armada Bhd	1,242,550	211,039
CIMB Group Holdings Bhd	140,500	160,343
Dialog Axiata PLC	2,264,888	179,106
Dialog Group Bhd	186,120	65,775
DiGi.Com Bhd	295,100	355,396
Felda Global Ventures Holdings Bhd	303,600	172,092
Gamuda Bhd	143,200	169,528
Genting Bhd	206,400	396,197
Genting Malaysia Bhd	297,700	327,734
Genting Plantations Bhd	38,100	101,443
Globetronics Technology Bhd	157,000	138,694
Hartalega Holdings Bhd	181,900	204,201
Hong Leong Bank Bhd	36,600	116,321
Hong Leong Financial Group Bhd	23,500	87,757
IHH Healthcare Bhd	536,700	822,020
IJM Corp. Bhd	186,080	144,448
Inari Amertron Bhd	206,500	165,813
IOI Corp. Bhd	293,046	315,760
IOI Properties Group Bhd	123,472	74,471
KNM Group Bhd*	1,468,200	144,371
Kossan Rubber Industries Bhd	134,100	223,222
Kuala Lumpur Kepong Bhd	47,400	275,274
Lafarge Malaysia Bhd	110,500	211,881
Magnum Bhd	177,450	97,052
Malayan Banking Bhd	145,650	264,373
Malaysia Airports Holdings Bhd	32,100	50,817
Malaysian Resources Corp. Bhd	52,000	16,370
Maxis Bhd	186,200	277,717
MISC Bhd	68,900	125,828
MMC Corp. Bhd	182,200	100,436
My EG Services Bhd	684,700	378,541
Parkson Holdings Bhd*	221,242	41,749
Petronas Chemicals Group Bhd	529,700	852,126
Petronas Dagangan Bhd	104,000	591,095

Shares		Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Petronas Gas Bhd	53,600	$283,637
PPB Group Bhd	71,400	279,703
Press Metal Bhd	289,300	300,566
Public Bank Bhd	77,837	373,225
QL Resources Bhd	83,500	89,549
RHB Bank Bhd	79,687	89,661
SapuraKencana Petroleum Bhd*	1,041,605	397,750
Silverlake Axis Ltd.	423,500	205,539
Sime Darby Bhd	152,000	281,603
Telekom Malaysia Bhd	187,500	307,737
Tenaga Nasional Bhd	227,800	787,950
Top Glove Corp. Bhd	174,700	215,613
UMW Holdings Bhd	117,900	166,681
Unisem M Bhd	292,900	178,768
VS Industry Bhd	367,500	122,848
WCT Holdings Bhd	210,917	82,301
YTL Corp. Bhd	437,841	189,539
YTL Power International Bhd	325,300	125,953

		13,741,413

Mauritius — 0.7%
Alteo Ltd.(g)	131,407	101,504
CIEL Ltd.	727,049	120,043
ENL Land Ltd.(g)	231,429	283,146
Lux Island Resorts Ltd.(g)	171,873	288,479
MCB Group Ltd.	174,992	1,089,498
New Mauritius Hotels Ltd.(g)	524,747	296,914
Omnicane Ltd.(g)	61,013	108,722
Phoenix Beverages Ltd.(g)	28,812	341,189
Rogers & Co. Ltd.(g)	269,470	214,516
SBM Holdings Ltd.	23,847,771	471,110

		3,315,121

Mexico — 5.5%
Alfa SAB de CV (Class A Stock)	640,000	996,815
Alsea SAB de CV	101,500	343,450
America Movil SAB de CV (Class L Stock)	127,190	72,550
America Movil SAB de CV (Class L Stock), ADR(a)	341,000	3,901,040
Arca Continental SAB de CV	55,399	329,713
Bolsa Mexicana de Valores SAB de CV	318,800	507,555
Cemex SAB de CV, ADR*	136,047	1,080,213
Cemex SAB de CV, UTS*	1,219,909	968,264
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	351,161
El Puerto de Liverpool SAB de CV (Class C1 Stock)	42,760	447,674
Empresas ICA SAB de CV*	265,500	36,971
Fibra Uno Administracion SA de CV, REIT	67,900	124,141
Fomento Economico Mexicano SAB de CV, ADR	14,140	1,301,446
Fomento Economico Mexicano SAB de CV, UTS	41,200	379,219
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	366,034
Gentera SAB de CV	323,300	584,082
Gruma SAB de CV (Class B Stock)	4,460	58,512
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	893,675
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	10,965	160,394

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Grupo Bimbo SAB de CV (Class A Stock)	112,700	$298,174
Grupo Carso SAB de CV (Class A Stock)	184,100	738,308
Grupo Elektra SAB de CV	5,714	73,764
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	1,585,404
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	655,881
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	71,800	125,976
Grupo Mexico SAB de CV (Class B Stock)	563,093	1,377,113
Grupo Televisa SAB, ADR	61,900	1,590,211
Grupo Televisa SAB, UTS	154,900	795,680
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	555,566
Industrias CH SAB de CV (Class B Stock)*	52,900	235,093
Industrias Penoles SAB de CV	28,600	684,403
Infraestructura Energetica Nova SAB de CV(a)	91,100	354,867
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	263,073
Mexichem SAB de CV	215,779	482,198
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	119,406
Nemak SAB de CV	421,000	463,562
Promotora y Operadora de Infraestructura SAB de CV	14,355	154,538
Telesites SAB de CV*	414,054	233,829
TV Azteca SAB de CV, UTS	444,600	70,853
Wal-Mart de Mexico SAB de CV	387,700	848,792

		24,609,600

Monaco — 0.1%
GasLog Ltd.(a)	14,400	209,520
Navios Maritime Holdings, Inc.*(a)	76,000	91,960
		301,480
Morocco — 0.8%
Attijariwafa Bank	13,710	501,249
Banque Centrale Populaire	13,644	319,128
BMCE Bank	8,837	188,345
Cosumar	11,703	245,573
Douja Promotion Groupe Addoha SA	42,700	161,315
LafargeHolcim Maroc SA	3,917	881,874
Lesieur Cristal	11,785	147,842
Maroc Telecom	70,407	924,793

		3,370,119

Netherlands — 0.2%
Nostrum Oil & Gas PLC*	71,902	255,569
Steinhoff International Holdings NV	103,885	594,940
VimpelCom Ltd., ADR	45,920	159,802

		1,010,311

Nigeria — 0.5%
Access Bank PLC	3,416,876	60,269
Afriland Properties PLC, REIT*^(g)	348,765	—
Dangote Cement PLC	495,581	288,200
FBN Holdings PLC	5,173,790	51,966
Forte Oil PLC	281,382	148,258
Guaranty Trust Bank PLC	4,503,189	344,178
Guinness Nigeria PLC	171,887	53,444
Lafarge Africa PLC	627,425	109,436
Nestle Nigeria PLC	45,536	119,372

	Shares	Value
COMMON STOCKS (Continued)
Nigeria (cont’d.)
Nigerian Breweries PLC	672,194	$319,966
Oando PLC*	2,757,553	47,201
SEPLAT Petroleum Development Co. PLC	118,289	120,247
UAC of Nigeria PLC	1,531,454	101,439
United Bank for Africa PLC	6,414,792	85,511
Zenith Bank PLC	4,352,132	210,588

		2,060,075

Oman — 0.7%
Al Anwar Ceramic Tiles Co. SAOG	80,050	42,044
Al Batinah Power Co. SAOG	264,819	137,383
Al Suwadi Power	268,549	139,249
Bank Dhofar SAOG	267,060	156,829
Bank Muscat SAOG	509,213	533,609
Bank Nizwa SAOG*	816,931	163,123
Bank Sohar SAOG	388,869	172,357
HSBC Bank Oman SAOG	273,053	71,536
National Bank of Oman SAOG	325,127	200,959
Oman Cement Co. SAOG	116,465	136,116
Oman Flour Mills Co. SAOG	99,479	164,311
Oman Telecommunications Co. SAOG	125,206	504,229
Ooredoo	139,155	252,893
Raysut Cement Co. SAOG	70,748	277,347
Renaissance Services SAOG*	227,760	135,990
Sembcorp Salalah Power & Water Co.	223,560	141,771
Shell Oman Marketing Co. SAOG(g)	14,904	73,532

		3,303,278

Pakistan — 1.5%
D.G. Khan Cement Co. Ltd.	99,500	177,285
Engro Corp. Ltd.	90,798	253,374
Engro Foods Ltd.*	188,800	264,694
Fauji Cement Co. Ltd.	242,500	81,954
Fauji Fertilizer Bin Qasim Ltd.	190,000	93,471
Fauji Fertilizer Co. Ltd.	209,487	208,605
Ferozsons Laboratories Ltd.	9,100	75,857
Glaxo SmithKline Consumer Healthcare Pakistan Ltd.*(g)	10,500	9,703
GlaxoSmithKline Pakistan Ltd.	78,300	162,003
Habib Bank Ltd.	248,900	526,521
Hub Power Co. Ltd. (The)	530,455	605,651
K-Electric Ltd.*	1,377,500	121,726
Kot Addu Power Co. Ltd.	250,500	200,596
Lucky Cement Ltd.	68,100	442,241
Maple Leaf Cement Factory Ltd.	135,000	123,909
MCB Bank Ltd.	291,047	615,494
Millat Tractors Ltd.	13,490	87,682
National Bank of Pakistan	193,104	135,373
Nishat Mills Ltd.	276,075	372,870
Oil & Gas Development Co. Ltd.	284,800	386,455
Pak Elektron Ltd.	174,500	118,418
PAK Suzuki Motor Co. Ltd.	35,400	196,317
Pakistan Oilfields Ltd.	41,800	161,283
Pakistan Petroleum Ltd.	205,089	322,472
Pakistan State Oil Co. Ltd.	68,107	270,804
Pakistan Telecommunication Co. Ltd.	389,800	68,227
Searle Co. Ltd. (The)	62,000	340,813
TRG Pakistan*	425,000	186,939
United Bank Ltd.	89,900	171,239

		6,781,976

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Panama — 0.3%
Copa Holdings SA (Class A Stock)(a)	14,198	$1,248,430

Peru — 1.5%
Alicorp SAA	448,500	971,772
Cia de Minas Buenaventura SAA, ADR*	47,800	661,552
Cia Minera Milpo SAA	178,924	143,858
Credicorp Ltd.	13,550	2,062,581
Edegel SAA	481,621	398,622
Empresa de Distribucion Electrica de Lima Norte SAA	21,657	35,530
Ferreycorp SAA	525,810	256,455
Grana y Montero SAA	245,062	402,762
Intercorp Financial Services, Inc.	11,825	377,809
Luz del Sur SAA	59,800	202,397
Minsur SA*	181,000	69,554
Sociedad Minera Cerro Verde SAA*	4,313	83,974
Southern Copper Corp.(a)	40,327	1,060,600
Volcan Cia Minera SAA (Class B Stock)	608,590	111,536

		6,839,002

Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	208,370	326,303
Aboitiz Power Corp.	558,600	526,992
Alliance Global Group, Inc.	435,100	143,055
Ayala Corp.	24,290	430,363
Ayala Land, Inc.	689,500	561,192
Bank of the Philippine Islands	165,380	358,260
BDO Unibank, Inc.	194,086	440,227
Bloomberry Resorts Corp.*	734,600	69,165
Cosco Capital, Inc.	826,300	141,438
D&L Industries, Inc.	898,200	211,337
DMCI Holdings, Inc.	740,100	184,601
Emperador, Inc.	1,205,200	180,188
Energy Development Corp.	2,899,900	354,029
Filinvest Land, Inc.	2,488,000	94,294
First Gen Corp.	502,000	259,446
Globe Telecom, Inc.	10,395	438,870
GT Capital Holdings, Inc.	6,940	206,848
International Container Terminal Services, Inc.	92,600	147,424
JG Summit Holdings, Inc.	323,620	498,260
Jollibee Foods Corp.	153,200	781,088
Lopez Holdings Corp.	589,100	100,762
LT Group, Inc.	259,000	81,825
Manila Electric Co.	85,380	546,860
Manila Water Co., Inc.	208,500	125,900
Megaworld Corp.	2,214,000	216,510
Melco Crown Philippines Resorts Corp.*	1,466,000	118,836
Metro Pacific Investments Corp.	1,182,600	173,323
Metropolitan Bank & Trust Co.	119,008	209,718
Petron Corp.	561,500	118,108
Philex Mining Corp.	1,064,100	190,138
Puregold Price Club, Inc.	258,600	226,746
Robinsons Land Corp.	155,300	99,387
Robinsons Retail Holdings, Inc.	180,870	280,578
San Miguel Corp.	72,290	121,676
Security Bank Corp.	32,050	159,965
Semirara Mining & Power Corp.	136,200	320,343
SM Investments Corp.	53,108	739,604
SM Prime Holdings, Inc.	1,310,550	763,305
Travellers International Hotel Group, Inc.	1,259,000	85,576

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Universal Robina Corp.	259,270	$954,167

		11,986,707

Poland — 3.0%
Alior Bank SA*	20,072	243,745
AmRest Holdings SE*	5,211	327,130
Asseco Poland SA	39,314	573,141
Bank Handlowy w Warszawie SA	6,200	123,310
Bank Millennium SA*	127,100	186,521
Bank Pekao SA	20,812	673,838
Bank Zachodni WBK SA*	4,883	397,505
Boryszew SA*	84,600	153,992
Budimex SA	5,800	317,880
CCC SA	9,072	420,170
CD Projekt SA*	31,056	323,808
Ciech SA	8,108	140,331
Cyfrowy Polsat SA*	88,633	568,032
Enea SA*	89,414	199,156
Energa SA	89,698	176,086
Eurocash SA	56,960	633,512
Getin Noble Bank SA*	453,927	55,276
Grupa Azoty SA	11,964	192,864
Grupa Lotos SA*	17,944	133,640
ING Bank Slaski SA	4,928	190,642
Jastrzebska Spolka Weglowa SA*	29,342	405,379
KGHM Polska Miedz SA	48,102	937,251
KRUK SA	2,636	164,139
LPP SA	266	273,980
mBank SA*	2,550	228,103
Netia SA	144,420	184,158
Orange Polska SA	295,200	462,981
Orbis SA	5,189	105,188
PGE Polska Grupa Energetyczna SA	295,649	785,455
PKP Cargo SA*	12,263	121,908
Polski Koncern Naftowy ORLEN SA*	61,361	1,043,577
Polskie Gornictwo Naftowe i Gazownictwo SA	341,959	451,910
Powszechna Kasa Oszczednosci Bank Polski SA	136,498	932,425
Powszechny Zaklad Ubezpieczen SA	88,498	564,734
Synthos SA*	205,443	233,780
Tauron Polska Energia SA*	408,509	277,968

		13,203,515

Qatar — 1.5%
Aamal Co.*	67,602	274,252
Al Meera Consumer Goods Co. QSC	1,497	84,353
Barwa Real Estate Co.	13,857	128,718
Commercial Bank QSC (The)	20,571	217,711
Doha Bank QSC	21,979	224,480
Gulf International Services QSC	15,142	144,149
Industries Qatar QSC	22,409	664,334
Masraf Al Rayan QSC	43,801	426,764
Medicare Group	2,928	71,937
Ooredoo QSC	30,364	800,505
Qatar Electricity & Water Co. QSC	10,666	624,887
Qatar Gas Transport Co. Ltd.	55,307	357,871
Qatar Insurance Co. SAQ	14,830	361,952
Qatar International Islamic Bank QSC	4,352	76,856
Qatar Islamic Bank SAQ	9,631	277,465
Qatar National Bank SAQ	27,835	1,190,925

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Qatar (cont’d.)
Qatar National Cement Co. QSC	4,056	$96,734
Qatar Navigation QSC	8,680	214,061
Qatari Investors Group QSC	10,566	147,050
Vodafone Qatar QSC*	99,187	296,527

		6,681,531

Romania — 0.8%
Antibiotice SA(g)	575,841	75,079
Banca Transilvania SA	1,473,082	880,491
BRD-Groupe Societe Generale SA	118,727	329,801
OMV Petrom SA*	10,313,400	636,417
Societatea Energetica Electrica SA	228,355	794,332
Societatea Nationala de Gaze Naturale ROMGAZ SA	41,308	242,685
Transelectrica SA	43,977	325,763
Transgaz SA Medias	1,481	114,586

		3,399,154

Russia — 5.9%
Aeroflot PJSC*	347,900	648,217
Alrosa PJSC	411,800	568,085
AvtoVAZ PJSC*	443,700	75,128
Evraz PLC*	93,700	195,589
Federal Grid Co. Unified Energy System PJSC*	105,161,400	299,079
Gazprom Neft PJSC, ADR	7,100	99,045
Gazprom PJSC, ADR	638,392	2,687,630
Inter RAO UES PJSC*	6,069,048	308,492
Lenta Ltd., GDR*	28,589	231,571
LSR Group PJSC, GDR, RegS	100,800	285,768
Lukoil PJSC, ADR	48,490	2,360,978
Magnit PJSC	14,915	2,469,187
Mail.Ru Group Ltd., GDR, RegS*	31,600	554,264
MegaFon PJSC, GDR, RegS	44,500	425,865
MMC Norilsk Nickel PJSC, ADR	92,746	1,482,081
Mobile TeleSystems PJSC*	311,233	1,128,360
Mosenergo PJSC	4,030,000	110,385
Novatek OJSC*	79,590	865,498
Novolipetsk Steel PJSC, GDR, RegS	13,000	169,000
PhosAgro PJSC, GDR, RegS	10,889	140,468
PIK Group PJSC, GDR, RegS*	119,801	543,298
Polymetal International PLC	35,400	444,443
Rosneft PJSC, GDR, RegS	104,700	571,662
Rosseti PJSC*	7,276,600	108,177
Rostelecom PJSC	258,903	325,164
RusHydro PJSC*	38,052,964	469,910
Sberbank of Russia PJSC, ADR	329,310	3,088,269
Severstal PJSC, GDR, RegS	35,900	433,313
Sistema JSFC*	1,013,950	327,926
Surgutneftegas OJSC, ADR	112,027	538,850
Tatneft PJSC, ADR	24,084	741,306
United Co. RUSAL PLC	780,000	249,716
VTB Bank PJSC, GDR, RegS	274,100	610,147
X5 Retail Group NV, GDR, RegS*	32,100	929,937
Yandex NV (Class A Stock)*	84,700	1,782,935

		26,269,743

Slovenia — 0.8%
Cinkarna Celje dd	1,480	169,152
Gorenje dd*	15,400	136,483
Krka dd Novo mesto	17,660	1,228,721

	Shares	Value
COMMON STOCKS (Continued)
Slovenia (cont’d.)
Luka Koper	9,841	$254,423
Petrol dd Ljubljana	1,747	601,494
Pozavarovalnica Sava dd(g)	14,225	224,134
Telekom Slovenije dd(g)	4,863	390,051
Zavarovalnica Triglav dd	13,829	350,078

		3,354,536

South Africa — 5.6%
AECI Ltd.	13,700	103,841
African Bank Investments Ltd.*^(g)	218,960	—
African Rainbow Minerals Ltd.	17,200	103,367
Anglo American Platinum Ltd.*	6,154	173,133
AngloGold Ashanti Ltd., ADR*	43,500	692,520
Aspen Pharmacare Holdings Ltd.*	47,447	1,071,562
AVI Ltd.	45,600	312,189
Barclays Africa Group Ltd.	15,262	168,502
Barloworld Ltd.	68,800	416,622
Bid Corp. Ltd.	65,979	1,247,093
Bidvest Group Ltd. (The)	65,979	777,962
Brait SE*	14,142	113,745
Clicks Group Ltd.	37,800	351,002
DataTec Ltd.	112,800	398,675
Discovery Ltd.	14,745	121,547
EOH Holdings Ltd.	26,200	320,124
Exxaro Resources Ltd.	24,500	150,618
FirstRand Ltd.	127,860	442,997
Foschini Group Ltd. (The)	11,100	112,644
Gold Fields Ltd.	74,934	363,238
Grindrod Ltd.	207,800	174,176
Growthpoint Properties Ltd., REIT	95,663	176,248
Harmony Gold Mining Co. Ltd.	38,777	135,095
Impala Platinum Holdings Ltd.*	95,938	484,779
Investec Ltd.	15,300	93,916
Liberty Holdings Ltd.	12,500	106,200
Life Healthcare Group Holdings Ltd.	179,844	497,543
Massmart Holdings Ltd.	23,546	203,510
Mediclinic International PLC	58,567	707,571
MMI Holdings Ltd.	59,241	96,474
Mondi Ltd.	14,642	307,658
Mr. Price Group Ltd.	7,400	81,862
MTN Group Ltd.	218,551	1,873,603
Murray & Roberts Holdings Ltd.	248,925	201,775
Nampak Ltd.	75,700	107,400
Naspers Ltd. (Class N Stock)	12,238	2,118,066
Nedbank Group Ltd.	9,385	152,648
Netcare Ltd.	277,420	680,975
Northam Platinum Ltd.*	50,800	192,929
Pick’n Pay Stores Ltd.	54,634	273,967
Pioneer Foods Group Ltd.	22,700	286,451
PPC Ltd.	91,907	36,091
Rand Merchant Investment Holdings Ltd.	41,103	123,857
Redefine Properties Ltd., REIT	165,341	137,956
Remgro Ltd.	19,839	331,983
Resilient REIT Ltd., REIT	11,600	97,051
Reunert Ltd.	52,952	235,927
RMB Holdings Ltd.	24,619	105,039
Sanlam Ltd.	57,800	269,339
Sappi Ltd.*	48,920	253,390
Sasol Ltd.	96,220	2,628,784
Shoprite Holdings Ltd.	56,366	787,581
Sibanye Gold Ltd.	70,871	251,974

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
SPAR Group Ltd. (The)	25,400	$356,256
Standard Bank Group Ltd.	46,358	476,345
Telkom SA SOC Ltd.	55,943	246,658
Tiger Brands Ltd.	27,991	776,095
Trencor Ltd.	42,028	103,243
Truworths International Ltd.	11,075	57,399
Vodacom Group Ltd.	69,147	776,908
Wilson Bayly Holmes-Ovcon Ltd.	18,343	206,187
Woolworths Holdings Ltd.	23,760	134,152

		24,786,442

South Korea — 6.1%
Amorepacific Corp.	1,619	574,133
AMOREPACIFIC Group	1,583	239,170
BGF retail Co. Ltd.	970	170,464
BNK Financial Group, Inc.	9,467	74,110
Celltrion, Inc.*	6,562	636,990
Chong Kun Dang Pharmaceutical Corp.	1,263	116,740
CJ CheilJedang Corp.	800	264,756
CJ Corp.	790	134,138
Coway Co. Ltd.	2,686	233,320
Dongbu Insurance Co. Ltd.	1,230	76,469
Doosan Heavy Industries & Construction Co. Ltd.	4,590	108,619
E-MART, Inc.	1,337	191,837
Green Cross Corp.	683	113,061
Green Cross Holdings Corp.	4,475	116,815
GS Engineering & Construction Corp.*	4,058	109,093
GS Holdings Corp.	8,140	397,992
Hana Financial Group, Inc.	10,821	275,490
Hankook Tire Co. Ltd.	2,943	159,117
Hanmi Pharm Co. Ltd.	807	374,973
Hanmi Science Co. Ltd.	3,796	395,629
Hanssem Co. Ltd.	673	108,025
Hanwha Chemical Corp.	8,968	198,650
Hanwha Corp.	3,690	118,127
Hanwha Techwin Co. Ltd.	3,179	184,461
Hotel Shilla Co. Ltd.	1,650	91,123
Hyosung Corp.	1,390	165,154
Hyundai Department Store Co. Ltd.	730	78,881
Hyundai Engineering & Construction Co. Ltd.	3,134	112,784
Hyundai Glovis Co. Ltd.	960	158,543
Hyundai Heavy Industries Co. Ltd.*	1,604	202,797
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	86,531
Hyundai Mobis Co. Ltd.	2,400	602,295
Hyundai Motor Co.	6,082	751,624
Hyundai Steel Co.	5,895	274,028
Hyundai Wia Corp.	961	76,018
Industrial Bank of Korea	11,766	128,282
iNtRON Biotechnology, Inc.*	3,532	146,780
Kangwon Land, Inc.	3,858	137,858
KB Financial Group, Inc.	14,262	490,541
KCC Corp.	274	98,740
Kia Motors Corp.	10,110	388,445
Komipharm International Co. Ltd.*	6,455	253,125
Korea Aerospace Industries Ltd.	2,153	150,044
Korea Electric Power Corp.	34,424	1,686,301
Korea Gas Corp.	6,300	254,321
Korea Investment Holdings Co. Ltd.	1,595	59,438
Korea Zinc Co. Ltd.	912	400,160

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korean Air Lines Co. Ltd.*	4,147	$132,060
KT Corp.	13,418	389,335
KT&G Corp.	6,722	765,497
LG Chem Ltd.	2,488	550,277
LG Corp.	4,536	268,058
LG Display Co. Ltd.	3,794	96,994
LG Electronics, Inc.	5,110	223,166
LG Household & Health Care Ltd.	500	435,124
LG Uplus Corp.	32,527	347,862
Lotte Chemical Corp.	832	226,797
LOTTE Fine Chemical Co. Ltd.	1,838	52,652
Lotte Shopping Co. Ltd.	962	181,150
LS Corp.	2,520	133,881
Medy-Tox, Inc.	579	237,969
NAVER Corp.	337	271,306
NCSoft Corp.	385	103,854
NH Investment & Securities Co. Ltd.	9,763	89,212
OCI Co. Ltd.*	2,150	184,078
Orion Corp.	250	188,411
Ottogi Corp.	254	173,546
POSCO	3,729	772,906
Posco Daewoo Corp.	6,180	138,915
Samsung C&T Corp.	4,030	547,760
Samsung Card Co. Ltd.	2,600	118,773
Samsung Electro-Mechanics Co. Ltd.	1,720	76,783
Samsung Electronics Co. Ltd.	1,583	2,306,055
Samsung Engineering Co. Ltd.*	10,660	105,553
Samsung Fire & Marine Insurance Co. Ltd.	1,602	408,033
Samsung Heavy Industries Co. Ltd.*	8,890	76,228
Samsung Life Insurance Co. Ltd.	4,125	396,146
Samsung SDI Co. Ltd.	1,147	100,748
Samsung SDS Co. Ltd.	530	74,565
Samsung Securities Co. Ltd.	3,344	105,935
Shinhan Financial Group Co. Ltd.	16,578	607,164
Shinsegae, Inc.	401	66,338
SK Chemicals Co. Ltd.	1,760	108,596
SK Holdings Co. Ltd.	1,435	277,701
SK Hynix, Inc.	10,858	398,597
SK Innovation Co. Ltd.	8,585	1,272,015
SK Telecom Co. Ltd.	5,493	1,126,288
S-Oil Corp.	5,061	376,061
ViroMed Co. Ltd.*	1,825	196,825
Woori Bank	16,280	169,216
Yuhan Corp.	906	229,103

		27,273,525

Sri Lanka — 0.7%
Access Engineering PLC	433,567	80,751
Aitken Spence PLC(g)	130,112	62,029
Ceylon Tobacco Co. PLC	44,954	263,429
Chevron Lubricants Lanka PLC	161,664	183,962
Commercial Bank of Ceylon PLC	474,666	465,475
DFCC Bank PLC(g)	136,728	120,631
Distilleries Co. of Sri Lanka PLC	142,448	230,692
Hatton National Bank PLC	146,115	223,797
Hemas Holdings PLC	148,235	105,382
John Keells Holdings PLC	664,899	697,621
Lanka IOC PLC	359,478	88,450
National Development Bank PLC	77,595	87,919
Nestle Lanka PLC(g)	16,404	246,047
People’s Leasing & Finance PLC	641,689	81,889

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sri Lanka (cont’d.)
Sampath Bank PLC	90,487	$164,329
Teejay Lanka PLC	613,786	197,793

		3,300,196

Taiwan — 6.3%
Advanced Semiconductor Engineering, Inc.	248,067	297,919
Advantech Co. Ltd.	16,000	137,715
Airtac International Group	28,000	250,177
Ambassador Hotel (The)	149,000	117,000
Asia Cement Corp.	234,829	205,698
Asustek Computer, Inc.	29,037	259,559
AU Optronics Corp.	318,441	116,901
Bizlink Holding, Inc.	33,572	175,890
Catcher Technology Co. Ltd.	26,780	219,128
Cathay Financial Holding Co. Ltd.	367,543	472,575
Chang Hwa Commercial Bank Ltd.	308,011	158,128
Cheng Shin Rubber Industry Co. Ltd.	191,424	403,822
Chicony Electronics Co. Ltd.	47,100	119,459
China Airlines Ltd.	396,590	118,478
China Development Financial Holding Corp.	656,005	168,052
China Life Insurance Co. Ltd.	139,156	127,835
China Steel Corp.	817,084	577,590
China Synthetic Rubber Corp.	112,270	91,366
Chunghwa Telecom Co. Ltd.	352,268	1,242,358
Compal Electronics, Inc.	173,822	107,621
CTBC Financial Holding Co. Ltd.	585,729	341,422
CTCI Corp.	61,000	89,512
Delta Electronics, Inc.	60,800	325,682
E Ink Holdings, Inc.	160,000	123,630
E.Sun Financial Holding Co. Ltd.	281,376	160,788
Eclat Textile Co. Ltd.	25,000	299,533
Eva Airways Corp.	338,529	154,698
Far Eastern Department Stores Ltd.	349,405	188,818
Far Eastern New Century Corp.	500,537	375,529
Far EasTone Telecommunications Co. Ltd.	133,000	314,469
Feng TAY Enterprise Co. Ltd.	57,120	254,163
First Financial Holding Co. Ltd.	500,982	266,801
Formosa Chemicals & Fibre Corp.	225,064	607,298
Formosa Petrochemical Corp.	149,670	451,215
Formosa Plastics Corp.	308,142	767,359
Foxconn Technology Co. Ltd.	65,185	192,208
Fubon Financial Holding Co. Ltd.	328,002	487,380
Giant Manufacturing Co. Ltd.	36,661	259,275
Ginko International Co. Ltd.	16,000	159,339
Great Wall Enterprise Co. Ltd.	105,390	91,332
Hermes Microvision, Inc.	5,000	217,757
Hiwin Technologies Corp.	40,800	214,171
Hon Hai Precision Industry Co. Ltd.	452,471	1,145,051
Hota Industrial Manufacturing Co. Ltd.	27,000	131,974
Hotai Motor Co. Ltd.	39,000	458,051
HTC Corp.*	26,485	74,080
Hua Nan Financial Holdings Co. Ltd.	264,375	135,672
Innolux Corp.	499,200	169,660
Inotera Memories, Inc.*	183,000	161,516
Inventec Corp.	156,000	128,064
Kenda Rubber Industrial Co. Ltd.	126,162	201,498
Kerry TJ Logistics Co. Ltd.	140,000	188,464
King Slide Works Co. Ltd.	13,000	168,583
Largan Precision Co. Ltd.	3,000	365,629
Lite-On Technology Corp.	101,941	147,379
Macronix International*	737,684	98,985

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
MediaTek, Inc.	44,460	$341,360
Mega Financial Holding Co. Ltd.	478,684	337,667
Microbio Co. Ltd.*	86,319	65,656
Nan Kang Rubber Tire Co. Ltd.	158,776	154,260
Nan Ya Plastics Corp.	338,893	673,084
Novatek Microelectronics Corp.	29,246	103,626
OBI Pharma, Inc.*	19,000	237,562
Pegatron Corp.	67,133	173,741
PharmaEngine, Inc.	27,598	211,925
Pou Chen Corp.	271,547	383,686
President Chain Store Corp.	62,648	498,983
Quanta Computer, Inc.	108,319	227,003
Ruentex Development Co. Ltd.*	77,499	94,549
Ruentex Industries Ltd.	97,461	157,346
Shin Kong Financial Holding Co. Ltd.*	340,052	75,022
Siliconware Precision Industries Co. Ltd.	93,350	140,213
Simplo Technology Co. Ltd.	29,766	98,312
SinoPac Financial Holdings Co. Ltd.	570,457	168,883
Solar Applied Materials Technology Co.*^(g)	113,773	16,100
St. Shine Optical Co. Ltd.	10,000	233,589
Standard Foods Corp.	89,716	230,544
Synnex Technology International Corp.	83,883	93,091
Tainan Spinning Co. Ltd.	279,052	110,525
Taishin Financial Holding Co. Ltd.	330,287	123,236
Taiwan Cement Corp.	294,562	335,974
Taiwan Cooperative Financial Holding Co. Ltd.	482,859	213,794
Taiwan Fertilizer Co. Ltd.	79,000	106,072
Taiwan Glass Industry Corp.*	334,319	157,828
Taiwan Mobile Co. Ltd.	161,200	579,596
Taiwan Semiconductor Manufacturing Co. Ltd.	547,814	3,220,129
Teco Electric and Machinery Co. Ltd.	270,000	233,567
Transcend Information, Inc.	37,719	110,291
Tripod Technology Corp.	49,278	109,968
TSRC Corp.	118,629	109,666
TTY Biopharm Co. Ltd.	36,713	151,803
Tung Ho Steel Enterprise Corp.	127,381	75,735
Tung Thih Electronic Co. Ltd.	15,000	211,549
Uni-President Enterprises Corp.	461,728	868,746
United Microelectronics Corp.	580,280	214,278
Walsin Lihwa Corp.*	707,000	235,367
Wintek Corp.*^(g)	521,484	—
Wistron Corp.	230,649	172,032
WPG Holdings Ltd.	123,613	146,657
Yang Ming Marine Transport Corp.*	564,300	128,161
Yuanta Financial Holding Co. Ltd.	584,090	209,492
Yulon Motor Co. Ltd.	118,053	104,159
Zinwell Corp.	51,074	55,389

		27,984,472

Thailand — 2.8%
Advanced Info Service PCL	152,100	702,338
Airports of Thailand PCL	37,000	426,061
Bangkok Bank PCL	26,800	126,188
Bangkok Chain Hospital PCL	487,700	170,308
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	456,699
Bangkok Expressway & Metro PCL	899,615	179,144
Banpu PCL	255,000	115,541
BEC World PCL	175,600	111,492

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
BTS Group Holdings PCL	570,200	$142,344
Bumrungrad Hospital PCL	76,300	384,253
Central Pattana PCL	70,500	118,517
Central Plaza Hotel PCL	109,000	122,684
Charoen Pokphand Foods PCL	220,800	202,320
CP ALL PCL	343,400	609,498
Delta Electronics Thailand PCL	256,600	586,885
Dynasty Ceramic PCL	1,758,800	221,309
Electricity Generating PCL	63,200	362,055
Glow Energy PCL	112,000	257,778
Hana Microelectronics PCL	425,200	389,613
Home Product Center PCL	678,082	196,258
Indorama Ventures PCL	204,988	167,126
IRPC PCL	885,200	124,669
Italian-Thai Development PCL*	491,663	72,366
Jasmine International PCL	339,307	70,505
Kasikornbank PCL	49,100	266,482
KCE Electronics PCL	85,600	261,864
Krung Thai Bank PCL	224,475	114,019
Minor International PCL	429,000	481,373
MK Restaurants Group PCL	85,300	128,012
Polyplex Thailand PCL*	520,000	187,590
Precious Shipping PCL*	335,250	58,052
Pruksa Real Estate PCL	94,500	65,738
PTT Exploration & Production PCL	127,029	296,951
PTT Global Chemical PCL	230,658	391,087
PTT PCL	76,900	752,355
Ratchaburi Electricity Generating Holding PCL	114,800	168,141
Robinson Department Store PCL	87,700	153,760
Siam Cement PCL (The)	37,300	558,960
Siam Commercial Bank PCL (The)	65,900	281,478
Siam Global House PCL	248,300	103,906
Sino-Thai Engineering & Construction PCL	142,514	97,066
Superblock PCL*	4,845,000	199,952
Thai Beverage PCL	571,600	407,154
Thai Oil PCL	87,400	172,782
Thai Union Group PCL	235,280	145,310
Thanachart Capital PCL*	130,700	152,766
TMB Bank PCL	2,379,000	145,555
Total Access Communication PCL, NVDR	125,600	114,416
True Corp. PCL	1,379,617	276,720
TTW PCL	594,400	185,268
Vibhavadi Medical Center PCL	2,058,000	167,491

		12,650,199

Togo
Ecobank Transnational, Inc.	1,657,284	60,535

Tunisia — 0.3%
Accumulateur Tunisienne Assad*	16,114	31,525
ADWYA SA	17,915	62,873
Banque de l’Habitat*	9,894	87,325
Banque de Tunisie	31,348	113,851
Banque Internationale Arabe de Tunisie	4,336	174,709
Banque Nationale Agricole*	16,322	63,083
Carthage Cement*	169,068	141,504
Ennakl Automobiles(g)	20,527	133,805
Euro Cycles SA	4,187	79,941
One Tech Holding(g)	25,306	86,311
Poulina Group	49,765	135,331
Societe D’Articles Hygieniques SA	27,813	155,969

	Shares	Value
COMMON STOCKS (Continued)
Tunisia (cont’d.)
Societe Moderne de Ceramique*	47,965	$28,104

		1,294,331

Turkey — 3.0%
Akbank TAS	299,592	802,587
Akcansa Cimento A/S	15,512	65,907
Anadolu Efes Biracilik ve Malt Sanayii A/S	47,842	289,604
Arcelik A/S	109,285	769,129
Aselsan Elektronik Sanayi ve Ticaret A/S	30,000	94,035
Aygaz A/S	58,500	209,330
Bagfas Bandirma Gubre Fabrikalari A/S*	22,545	79,353
BIM Birlesik Magazalar A/S	51,500	859,067
Cimsa Cimento Sanayi ve Ticaret A/S	19,867	98,574
Coca-Cola Icecek A/S	15,939	193,973
Dogus Otomotiv Servis ve Ticaret A/S	26,784	89,710
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	313,074	317,346
Enka Insaat ve Sanayi A/S	221,288	323,673
Eregli Demir ve Celik Fabrikalari TAS	612,614	843,075
Ford Otomotiv Sanayi A/S	29,204	307,907
Gubre Fabrikalari TAS	45,700	73,530
Haci Omer Sabanci Holding A/S	209,180	647,135
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	416,822	176,410
KOC Holding A/S	139,566	599,622
Koza Altin Isletmeleri A/S*	19,000	107,180
Migros Ticaret A/S*	11,500	70,048
Petkim Petrokimya Holding A/S	199,060	301,763
TAV Havalimanlari Holding A/S	40,762	168,018
Tekfen Holding A/S	50,266	129,343
Tofas Turk Otomobil Fabrikasi A/S	60,341	439,981
Trakya Cam Sanayii A/S	1	1
Tupras Turkiye Petrol Rafinerileri A/S	55,700	1,054,762
Turk Hava Yollari AO*	136,028	232,986
Turk Telekomunikasyon A/S	189,654	358,389
Turk Traktor ve Ziraat Makineleri A/S	2,324	63,023
Turkcell Iletisim Hizmetleri A/S*	355,026	1,147,936
Turkiye Garanti Bankasi A/S	328,614	870,767
Turkiye Halk Bankasi A/S	106,043	322,265
Turkiye Is Bankasi (Class C Stock)	212,633	336,595
Turkiye Sinai Kalkinma Bankasi A/S	1	—
Turkiye Sise ve Cam Fabrikalari A/S	94,439	100,083
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	265,990
Ulker Biskuvi Sanayi A/S	34,000	242,333
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	139,194
Yapi ve Kredi Bankasi A/S*	148,325	181,335
Yazicilar Holding A/S (Class A Stock)	18,059	78,265

		13,450,224

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	173,272	303,850
Abu Dhabi National Hotels	239,739	202,339
Agthia Group PJSC	49,606	84,860
Air Arabia PJSC	905,543	334,952
Aldar Properties PJSC	371,654	269,834
Arabtec Holding PJSC*	881,056	351,859
DAMAC Properties Dubai Co. PJSC	297,414	185,903
Dana Gas PJSC*	1,323,762	194,339
DP World Ltd.	37,112	703,272
Dubai Financial Market PJSC	451,700	160,717

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Arab Emirates (cont’d.)
Dubai Islamic Bank PJSC	62,300	$91,782
DXB Entertainments PJSC*	420,659	180,235
Emaar Malls PJSC	139,399	102,987
Emaar Properties PJSC	350,045	674,647
Emirates Telecommunications Group Co. PJSC	251,079	1,366,454
First Gulf Bank PJSC	132,180	423,909
National Bank of Abu Dhabi PJSC	157,798	393,849
National Central Cooling Co. PJSC	256,200	123,506
Taqa Morocco	2,181	157,232
Union National Bank PJSC	176,824	192,571

		6,499,097

United Kingdom — 0.2%
KAZ Minerals PLC*	368,827	1,054,058

Uruguay — 0.1%
Arcos Dorados Holdings, Inc. (Class A Stock)*	122,900	647,683

TOTAL COMMON STOCKS
(cost $459,828,331)		415,684,131

	Units
PARTICIPATORY NOTES† — 2.6%
Egypt — 1.0%
Arab Cotton Ginning, expiring 11/24/17*	212,570	64,893
Commercial International Bank Egypt SAE, expiring 11/24/17	265,081	1,436,308
Eastern Tobacco, expiring 11/24/17	22,178	518,000
EFG - Hermes Holding Co. SAE, expiring 11/24/17*	212,319	298,249
Egyptian Kuwaiti Holding Co. SAE, expiring 11/24/17	393,891	173,312
ElSewedy Electric Co., expiring 11/27/17	61,409	354,182
Ezz Steel, expiring 11/24/17*	233,320	186,873
Juhayna Food Industries, expiring 11/20/17	442,350	205,299
Maridive & Oil Services SAE, expiring 11/24/17*	315,125	81,933
Orascom Telecom Media & Technology Holding SAE, expiring 11/12/18*	1,745,300	106,167
Oriental Weavers, expiring 11/24/17	296,855	258,492
Palm Hills Developments SAE, expiring 11/24/17	294,630	78,327
Pioneers Holding, expiring 11/24/17*	120,879	126,500
Sidi Kerir Petrochemicals Co., expiring 11/24/17	174,200	242,740
Talaat Moustafa Group, expiring 11/24/17	342,837	208,548
Telecom Egypt Co., expiring 11/24/17	241,812	242,433

		4,582,256

Saudi Arabia — 0.7%
Al Rajhi Bank, expiring 01/22/18	18,308	251,670
Al Tayyar Travel Group Holding Co., expiring 03/05/18*	11,915	87,989
Alinma Bank, expiring 01/22/18	31,000	93,982
Almarai Co., expiring 07/31/17	15,700	222,135
Banque Saudi Fransi, expiring 01/22/18	28,033	157,203
Etihad Etisalat Co., expiring 11/20/17*	16,920	84,336
Fawaz Abdulaziz Al Hokair & Co., expiring 03/20/17*	6,400	57,322
Jarir Marketing Co., expiring 01/22/18	3,025	74,745

	Units	Value
PARTICIPATORY NOTES† (Continued)
Saudi Arabia (cont’d.)
Mobile Telecommunications Co. KSC, expiring 04/30/18*	23,975	$42,985
Mouwasat Medical Services Co., expiring 03/05/18	2,587	81,324
National Industrialization Co., expiring 08/26/19*	23,850	79,358
Rabigh Refining & Petrochemical Co., expiring 07/24/17*	26,012	68,604
Riyad Bank, expiring 11/20/17	58,000	154,669
Samba Financial Group, expiring 06/29/17	31,555	148,204
Saudi Arabian Amiantit Co., expiring 04/30/18	21,300	33,139
Saudi Arabian Fertilizer Co., expiring 07/31/17	4,332	76,457
Saudi Arabian Mining Co., expiring 04/30/18*	21,900	176,077
Saudi Basic Industries Corp., expiring 01/22/18	15,800	339,807
Saudi Cement Co., expiring 07/20/18	4,700	69,579
Saudi Electricity Co., expiring 01/22/18	33,899	152,260
Saudi Ground Services Co., expiring 06/25/18*	12,502	134,922
Saudi International Petrochemical Co., expiring 01/22/18	17,830	62,890
Saudi Pharmaceutical Industries & Medical
Appliances Corp., expiring 02/12/18	8,669	72,124
Saudi Telecom Co., expiring 04/23/18	18,300	271,207
Savola Group(The), expiring 02/06/17	14,900	126,545
Yamama Cement Co., expiring 01/22/18	12,750	66,506

		3,186,039

Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16*	199,448	342,550
Bank for Foreign Trade of Vietnam JSC*	42,593	73,152
Bao Viet Holdings, expiring 06/23/20*	54,931	174,647
Danang Rubber JSC, expiring 06/03/19*	50,160	94,472
Development Investment Construction JSC, expiring 08/18/19*	206,408	65,903
HAGL JSC, expiring 08/27/19*	354,616	83,486
Hoa Phat Group JSC, expiring 02/24/20*	293,653	601,791
Masan Group Corp., expiring 12/12/18*	244,540	770,906
PetroVietnam Drilling & Well Services JSC*	114,590	136,686
PetroVietnam Fertilizer & Chemicals JSC, expiring 11/25/19*	130,000	166,144
PetroVietnam Gas JSC, expiring 06/03/19*	86,760	274,287
PetroVietnam Technical Services Corp., expiring 06/24/19*	134,600	127,961
Pha Lai Thermal Power JSC, expiring 11/07/18*	91,939	59,369
Saigon Securities, Inc., expiring 03/15/21*	101,330	101,330
Saigon Thuong Tin Commercial JSB, expiring 06/03/19*	175,796	73,472
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16*	145,017	110,226
Vietnam Joint Stock Commercial Bank for Industry and Trade*	125,280	95,224
Vingroup JSC, expiring 07/31/19*	212,121	423,292

		3,774,898

TOTAL PARTICIPATORY NOTES
(cost $15,345,782)		11,543,193

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
PREFERRED STOCKS — 3.3%
Brazil — 2.5%
Alpargatas SA (PRFC)	88,400	$265,025
Banco Bradesco SA (PRFC)	93,421	860,054
Centrais Eletricas Brasileiras SA (PRFC B)*	56,800	419,518
Cia Brasileira de Distribuicao (PRFC)	7,695	126,493
Cia Energetica de Sao Paulo (PRFC B)	22,900	104,496
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC)	35,500	115,053
Gerdau SA (PRFC)	89,000	244,657
Itau Unibanco Holding SA (PRFC), ADR	78,189	855,388
Itausa - Investimentos Itau SA (PRFC)	136,381	351,421
Klabin SA (PRFC)	199,000	170,109
Lojas Americanas SA (PRFC)	82,449	513,128
Marcopolo SA (PRFC)*	174,800	169,310
Metalurgica Gerdau SA (PRFC)*	102,900	108,211
Petroleo Brasileiro SA (PRFC)*	236,100	994,594
Petroleo Brasileiro SA (PRFC), ADR*	185,600	1,542,336
Suzano Papel e Celulose SA (PRFC A)	65,025	209,942
Telefonica Brasil SA (PRFC)	157,741	2,296,646
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	172,800	187,563
Vale SA (PRFC)	23,700	112,737
Vale SA (PRFC), ADR	328,300	1,546,293

		11,192,974

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	81,374
Banco Davivienda SA (PRFC)	10,919	111,714
Cementos Argos SA (PRFC)	36,909	138,248
Grupo Argos SA (PRFC)	30,084	185,928
Grupo Aval Acciones y Valores SA (PRFC)	648,248	283,279
Grupo de Inversiones Suramericana SA (PRFC)	12,779	165,313

		965,856

Croatia — 0.1%
Adris Grupa dd (PRFC)	9,304	608,052

Pakistan — 0.1%
SUI Southern Gas Co. Ltd. (PFRC)*	454,500	176,732

Philippines — 0.2%
Atlas Consolidated Mining & Development Corp. (PFRC)*(g)	617,100	54,346
Ayala Land, Inc. (PRFC)^(g)	1,180,500	—
PLDT, Inc. (PFRC)	22,490	795,473
PXP Energy Corp. (PFRC)*	180,897	13,812

		863,631

Russia — 0.2%
Surgutneftegas OJSC (PRFC)	760,200	351,380
Transneft PJSC (PRFC)	172	370,063

		721,443

South Korea
LG Chem Ltd. (PRFC)	430	64,506

Togo
Ecobank Transnational, Inc. (PRFC)*(g)	130,579	—

TOTAL PREFERRED STOCKS
(cost $19,831,931)		14,593,194

	Units	Value
RIGHTS*
Oman
Bank Dhofar SAOG, expiring 10/19/16	31,434	$2,130

South Korea
Samsung Heavy Industries Co. Ltd., expiring 11/08/16	5,520	11,395

Thailand
Banpu PCL, expiring 10/13/16(g)	11,004	—

TOTAL RIGHTS
(cost $0)		13,525

WARRANTS*
Thailand
Banpu PCL, expiring 06/05/17
(cost $0)	85,000	25,758

TOTAL LONG-TERM INVESTMENTS
(cost $495,006,044)		441,859,801

	Shares
SHORT-TERM INVESTMENTS — 3.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,464,933)(w)	3,464,933	3,464,933
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $10,462,745)(b)(w)	10,462,745	10,462,745

TOTAL SHORT-TERM INVESTMENTS
(cost $13,927,678)		13,927,678

TOTAL INVESTMENTS — 102.1%
(cost $508,933,722)		455,787,479
Liabilities in excess of other assets — (2.1)%		(9,285,438)

NET ASSETS — 100.0%		$446,502,041

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*             Non-income producing security.

†             Participatory notes represented 2.6% of net assets, of which the Portfolio attributed 1.7% to Hong Kong & Shanghai Bank and 0.9% to JPMorgan Chase as counterparties to the securities.

^             Indicates a Level 3 security. The aggregate value of Level 3 securities is $210,010 and 0.0% of net assets.

(a)          All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,169,521; cash collateral of $10,457,540.

(includedin liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b) Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g) Indicates a security that has been deemed illiquid.

(w)          Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$2,903,219	$—	$—
Bahrain	—	3,438,700	—
Botswana	—	1,951,596	193,910
Brazil	16,072,969	—	—
Bulgaria	—	1,080,548	—
Chile	12,849,746	—	—
China	4,083,054	33,908,292	—
Colombia	5,732,399	—	—
Croatia	—	3,109,699	—
Czech Republic	—	3,930,765	—
Egypt	651,890	—	—
Estonia	—	2,219,193	—
Ghana	—	1,682,878	—
Greece	559,031	5,616,292	—
Hong Kong	—	3,159,821	—
Hungary	—	3,294,853	—
India	3,791,808	23,627,041	—
Indonesia	—	13,262,204	—
Jordan	—	3,329,217	—
Kazakhstan	1,522,964	588,420	—
Kenya	—	3,245,121	—
Kuwait	—	6,855,114	—
Latvia	—	454,484	—
Lebanon	399,101	449,470	—
Lithuania	—	1,243,579	—
Malaysia	—	13,741,413	—
Mauritius	—	3,315,121	—
Mexico	24,609,600	—	—
Monaco	301,480	—	—
Morocco	—	3,370,119	—
Netherlands	159,802	850,509	—
Nigeria	—	2,060,075	—
Oman	—	3,303,278	—
Pakistan	—	6,781,976	—
Panama	1,248,430	—	—
Peru	6,839,002	—	—
Philippines	—	11,986,707	—
Poland	—	13,203,515	—
Qatar	—	6,681,531	—
Romania	—	3,399,154	—
Russia	17,676,387	8,593,356	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Slovenia	$—	$3,354,536	$—
South Africa	692,520	24,093,922	—
South Korea	—	27,273,525	—
Sri Lanka	—	3,300,196	—
Taiwan	—	27,968,372	16,100
Thailand	10,433,630	2,216,569	—
Togo	—	60,535	—
Tunisia	—	1,294,331	—
Turkey	—	13,450,224	—
United Arab Emirates	905,611	5,593,486	—
United Kingdom	—	1,054,058	—
Uruguay	647,683	—	—
Participatory Notes
Egypt	—	4,582,256	—
Saudi Arabia	—	3,186,039	—
Vietnam	—	3,774,898	—
Preferred Stocks
Brazil	11,192,974	—	—
Colombia	965,856	—	—
Croatia	—	608,052	—
Pakistan	—	176,732	—
Philippines	—	863,631	—
Russia	—	721,443	—
South Korea	—	64,506	—
Togo	—	—	—
Rights
Oman	—	2,130	—
South Korea	—	11,395	—
Thailand	—	—	—
Warrants
Thailand	25,758	—	—
Affiliated Mutual Funds	13,927,678	—	—

Total	$138,192,592	$317,384,877	$210,010

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/15	$4,425,778
Realized gain (loss)	(735,845)
Change in unrealized appreciation (depreciation)*	866,446
Purchases	—
Sales/Paydown	(406,297)
Accrued discount/premium	—
Transfers into Level 3	371,829
Transfers out of Level 3	(4,311,901)

Balance as of 09/30/16	$210,010

* Of which, $233,079 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Common Stocks	$193,910	Stale Pricing	Unadjusted last trade price
Common Stocks	16,100	Discount Pricing	Discretionary discount rate

	$210,010

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$ 42,753,254	L1 to L2	Official Close to Model Price
Preferred Stocks	$ 673,005	L1 to L2	Official Close to Model Price
Common Stocks	$ 305,073	L2 to L1	Model Price to Official Close
Common Stocks	$ 4,169,856	L3 to L1	Stale Price to Official Close
Common Stocks	$ 142,044	L3 to L2	Stale Price to Model Price

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Banks	14.2%
Oil, Gas & Consumable Fuels	9.5
Wireless Telecommunication Services	6.0
Metals & Mining	5.2
Diversified Telecommunication Services	3.7
Food Products	3.6
Electric Utilities	3.4
Affiliated Money Market Mutual Fund (2.3% represents investments purchased with collateral from securities on loan)	3.1
Food & Staples Retailing	3.1
Industrial Conglomerates	3.0
Construction Materials	2.7
Pharmaceuticals	2.7
Chemicals	2.6
Beverages	2.2
Independent Power & Renewable Electricity Producers	2.0
Hotels, Restaurants & Leisure	1.8
Health Care Providers & Services	1.7
Automobiles	1.7
Internet Software & Services	1.6
Media	1.4
IT Services	1.4
Real Estate Management & Development	1.3
Transportation Infrastructure	1.3
Electronic Equipment, Instruments & Components	1.3
Semiconductors & Semiconductor Equipment	1.3
Construction & Engineering	1.2
Insurance	1.2
Technology Hardware, Storage & Peripherals	1.0
Multiline Retail	1.0
Airlines	1.0
Diversified Financial Services	0.9
Textiles, Apparel & Luxury Goods	0.9

Tobacco	0.9%
Gas Utilities	0.8
Household Durables	0.7
Machinery	0.7
Personal Products	0.7
Capital Markets	0.7
Specialty Retail	0.7
Water Utilities	0.7
Electrical Equipment	0.6
Auto Components	0.6
Biotechnology	0.6
Paper & Forest Products	0.5
Marine	0.4
Diversified Consumer Services	0.4
Software	0.4
Trading Companies & Distributors	0.3
Consumer Finance	0.3
Health Care Equipment & Supplies	0.3
Household Products	0.3
Energy Equipment & Services	0.3
Thrifts & Mortgage Finance	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Aerospace & Defense	0.2
Multi-Utilities	0.2
Road & Rail	0.2
Air Freight & Logistics	0.2
Internet & Direct Marketing Retail	0.2
Containers & Packaging	0.2
Building Products	0.2
Communications Equipment	0.2
Leisure Products	0.1
Commercial Services & Supplies	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$39,283

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.0%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	45,143,606	$485,745,200
AST AQR Emerging Markets Equity Portfolio*	464,119	4,529,799
AST AQR Large-Cap Portfolio*	25,663,364	368,012,644
AST BlackRock Low Duration Bond Portfolio*	3,545,434	37,475,239
AST BlackRock/Loomis Sayles Bond Portfolio*	14,049,454	188,262,680
AST Boston Partners Large-Cap Value Portfolio*	3,787,592	69,275,067
AST ClearBridge Dividend Growth Portfolio*	10,890,155	156,164,829
AST Cohen & Steers Realty Portfolio*	273,880	3,061,976
AST Goldman Sachs Global Income Portfolio*	27,823,443	297,989,074
AST Goldman Sachs Large-Cap Value Portfolio*	2,632,721	70,083,021
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,677,590	12,783,237
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	37,852,507
AST Goldman Sachs Strategic Income Portfolio*	11,713,726	112,100,357
AST Government Money Market Portfolio*	71,979,481	71,979,481
AST High Yield Portfolio*	26,230,472	241,582,644
AST Hotchkis & Wiley Large-Cap Value Portfolio*	3,074,725	69,488,788
AST International Growth Portfolio*	11,691,169	166,832,977
AST International Value Portfolio*	9,335,935	162,912,058
AST Jennison Large-Cap Growth Portfolio*	3,230,687	75,404,231
AST Loomis Sayles Large-Cap Growth Portfolio*	3,223,306	126,804,842
AST Lord Abbett Core Fixed Income Portfolio*	29,500,346	371,704,354
AST MFS Growth Portfolio*	5,228,020	96,718,371
AST MFS Large-Cap Value Portfolio*	7,300,857	120,026,094
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	241,792	6,864,467
AST Parametric Emerging Markets Equity Portfolio*	485,201	3,978,647
AST Prudential Core Bond Portfolio*	85,008,200	1,020,098,403
AST QMA Emerging Markets Equity Portfolio*	256,990	2,330,897
AST QMA International Core Equity Portfolio*	7,469,227	77,679,959
AST QMA Large-Cap Portfolio*	25,136,039	370,253,848
AST Small-Cap Growth Opportunities Portfolio*	2,226,351	33,194,890
AST Small-Cap Growth Portfolio*	1,021,931	35,409,924
AST Small-Cap Value Portfolio*	1,491,476	34,766,316
AST T. Rowe Price Large-Cap Growth Portfolio*	2,388,116	58,986,474
AST Templeton Global Bond Portfolio*	131,266	1,333,666
AST Value Equity Portfolio*	1,413,701	17,741,951
AST Wedge Capital Mid-Cap Value Portfolio*	330,454	6,866,826
AST Wellington Management Global Bond Portfolio*	54,939,285	586,751,559
AST Western Asset Core Plus Bond Portfolio*	55,773,609	688,246,337

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Emerging Markets Debt Portfolio*	5,855,160	$63,879,799

TOTAL LONG-TERM INVESTMENTS (cost $5,618,698,485)(w)		6,355,173,433

SHORT-TERM INVESTMENTS — 7.6%
AFFILIATED MUTUAL FUND — 7.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund
(cost $509,331,372)(w)	509,331,372	509,331,372

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
0.330%	12/15/16	14,500	14,494,563

(cost $14,490,297)

TOTAL SHORT-TERM INVESTMENTS (cost $523,821,669)			523,825,935

TOTAL INVESTMENTS — 99.6% (cost $6,142,520,154)			6,878,999,368
Other assets in excess of liabilities(z) — 0.4%			25,699,143

NET ASSETS — 100.0%			$6,904,698,511

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date. (w) Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
669	2 Year U.S. Treasury Notes	Dec. 2016	$145,903,624	$146,155,594	$251,970
1,083	10 Year U.S. Treasury Notes	Dec. 2016	141,246,758	142,008,375	761,617
158	CAC40 10 Euro	Oct. 2016	7,852,166	7,886,777	34,611
29	DAX Index	Dec. 2016	8,472,952	8,561,726	88,774
482	Euro STOXX 50 Index	Dec. 2016	16,184,163	16,211,236	27,073
100	FTSE 100 Index	Dec. 2016	8,627,126	8,888,298	261,172
42	Mini MSCI EAFE Index	Dec. 2016	3,565,498	3,584,070	18,572
100	Russell 2000 Mini Index	Dec. 2016	12,321,000	12,483,000	162,000
758	S&P 500 E-Mini Index	Dec. 2016	81,558,905	81,879,160	320,255
112	S&P 500 Index	Dec. 2016	59,248,205	60,491,200	1,242,995
84	TOPIX Index	Dec. 2016	11,083,477	10,959,223	(124,254)

					$3,044,785

A U.S. Treasury Obligation with a market value of $14,494,563 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,864,504,805	$—	$—
U.S. Treasury Obligation	—	14,494,563	—
Other Financial Instruments*
Futures Contracts	3,044,785	—	—

Total	$6,867,549,590	$14,494,563	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$2,031,198
Interest rate contracts	1,013,587

Total	$3,044,785

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.4%

ASSET-BACKED SECURITIES — 24.4%

Collateralized Debt Obligations — 0.3%
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.125%(c)	07/25/26	8,250	$8,252,911

Collateralized Loan Obligations — 10.0%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.876%(c)	04/20/25	14,150	14,069,270
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.236%(c)	07/20/26	8,000	8,037,253
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A^	2.343%(c)	10/15/28	8,750	8,750,000
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%	07/13/25	4,450	4,455,241
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A (original cost $11,561,460; purchased 02/21/14)(f)(g)	2.243%(c)	04/28/26	11,650	11,699,436
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A (original cost $3,063,110; purchased 02/21/14)(f)(g)	2.993%(c)	04/28/26	3,100	3,140,884
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.280%(c)	10/15/26	8,750	8,742,476
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.780%(c)	04/15/25	5,500	5,471,520
ARES XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	2.269%(c)	08/28/25	4,000	4,004,884
Arrowpoint CLO Ltd (Cayman Islands), Series 2015-4A, Class A, 144A	2.229%(c)	04/18/27	3,750	3,752,659
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.230%(c)	10/15/26	8,750	8,752,253
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.317%(c)	02/17/26	1,000	1,001,729
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.220%(c)	10/15/26	4,500	4,521,695
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.080%(c)	10/15/26	750	746,719
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.796%(c)	04/20/25	4,500	4,476,357
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.102%(c)	10/22/25	7,500	7,486,173
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.179%(c)	04/17/26	7,150	7,141,765
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.829%(c)	04/17/26	2,000	1,997,177
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%	04/17/26	2,000	1,999,142
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.279%(c)	10/17/26	9,250	9,239,572
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.316%(c)	01/20/28	11,750	11,785,485
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.880%(c)	07/15/24	12,200	12,126,375
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.829%(c)	04/17/25	11,900	11,813,661
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.194%(c)	07/27/26	7,500	7,508,162
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.189%(c)	10/18/26	5,000	4,987,984

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.130%(c)	07/15/26	2,450	$2,444,428
Flagship VII Ltd. CLO (Cayman Islands), Series 2013-7A, Class A1, 144A	2.166%(c)	01/20/26	14,800	14,816,777
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.228%(c)	05/05/27	3,500	3,495,024
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%	01/25/27	3,750	3,719,443
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.407%(c)	05/15/26	5,450	5,445,932
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%	05/15/26	1,500	1,492,925
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.230%(c)	07/15/26	5,750	5,735,466
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A (original cost $7,496,175: purchased 06/13/14)(f)(g)	2.135%(c)	07/25/26	7,500	7,499,834
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A (original cost $1,988,606: purchased 12/04/14)(f)(g)	2.129%(c)	01/18/27	2,000	2,003,486
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.090%(c)	10/15/26	750	752,135
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.852%(c)	07/22/25	3,500	3,484,473
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.196%(c)	07/20/27	14,500	14,516,205
Regatta III Funding CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.200%(c)	04/15/26	13,050	13,115,835
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.275%(c)	10/25/26	9,000	9,012,972
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%	04/15/25	600	601,133
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.159%(c)	07/17/26	1,250	1,251,126
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730%(c)	04/15/25	18,150	17,943,460
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.130%(c)	10/15/26	6,699	6,657,004
Slater Mill Loan Fund CLO LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.454%(c)	08/17/22	2,000	1,997,042
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.396%(c)	10/20/23	2,150	2,153,992
Sound Point CLO IX Ltd (Cayman Islands), Series 2015-2A, Class A, 144A	2.216%(c)	07/20/27	10,750	10,754,840
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.056%(c)	10/20/26	5,250	5,237,046
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%	04/18/26	4,850	4,814,329
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.434%(c)	10/25/28	11,500	11,504,566
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.196%(c)	04/20/26	6,450	6,434,058
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%	04/20/26	2,000	2,029,598
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A^	2.507%(c)	10/20/28	7,750	7,750,000

				334,371,001

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities — 4.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	26,200	$26,461,314
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.729%(c)	09/26/45	3,462	3,398,568
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(x)	2.025%(c)	02/25/25	1,122	1,123,829
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(x)	1.975%(c)	01/25/29	4,072	4,096,310
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%	12/15/27	8,500	8,573,098
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3(x)	5.075%(c)	10/25/24	1,840	1,951,687
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(x)	3.825%(c)	10/25/27	4,850	5,043,550
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(x)	2.525%(c)	12/25/28	4,425	4,499,123
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(x)	2.775%(c)	11/25/28	3,750	3,845,047
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2(x)	1.874%(c)	03/25/29	2,200	2,202,712
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, Private Placement, 144A	2.730%	03/25/21	21,000	21,281,198
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%	03/25/22	6,500	6,633,422
Mortgage Securities Corp. Mortgage Loan Trust Series, Series 2007-2, Class A1	1.025%(c)	09/25/37	17,732	16,270,877
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%	07/18/25	8,400	8,429,777
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%	02/20/29	6,400	6,562,844
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%	08/20/29	776	771,322
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%	09/20/32	4,254	4,276,560
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%	11/15/24	17,040	17,252,876
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%	05/25/19	333	335,608

				143,009,722

Residential Mortgage-Backed Securities — 9.8%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.575%(c)	12/25/33	416	397,429
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	1.165%(c)	05/25/34	1,210	1,150,775
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.305%(c)	04/25/34	2,493	2,333,279
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	1.125%(c)	02/25/34	278	246,865
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1	1.875%(c)	02/25/33	1,412	1,342,857
Argent Securities, Inc., Series 2003-W10, Class M1	1.605%(c)	01/25/34	2,115	1,983,273

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.305%(c)	10/25/34	1,331	$1,299,525
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	1.350%(c)	08/25/33	713	691,168
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	1.225%(c)	06/25/34	758	714,890
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	4.049%(c)	01/15/33	429	433,118
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.499%(c)	12/15/33	1,076	1,013,805
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.350%(c)	04/25/34	4,722	4,478,596
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.335%(c)	06/25/34	2,938	2,781,352
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.425%(c)	08/25/34	2,694	2,560,210
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1	1.575%(c)	12/25/34	1,426	1,327,920
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.715%(c)	03/27/36	7,830	7,299,649
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.655%(c)	02/27/37	3,862	3,511,783
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.695%(c)	05/28/36	4,010	3,791,453
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%(c)	09/28/31	3,270	3,270,000
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%(c)	07/28/35	10,489	10,481,282
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.545%(c)	06/25/34	3,014	2,795,285
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	2.025%(c)	03/25/43	1,002	981,134
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.380%(c)	07/25/34	3,024	2,899,645
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A	1.015%(c)	07/25/35	1,643	1,620,508
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1	0.905%(c)	06/25/36	1,519	1,488,668
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	1.350%(c)	10/25/34	1,478	1,478,555
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634%(c)	03/25/35	537	553,948
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.275%(c)	02/25/34	4,067	3,863,131
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.575%(c)	11/25/34	1,626	1,558,418
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	1.205%(c)	06/25/33	1,377	1,325,469
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	5.872%(c)	05/25/35	248	246,304
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1	1.005%(c)	01/25/34	4,561	4,228,259
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	1.425%(c)	12/25/34	3,000	2,944,672
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.664%(c)	01/26/37	6,547	6,272,443

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.664	%(c)	01/26/37	2,500	$2,059,272
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.664	%(c)	10/26/36	7,568	7,133,646
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.664	%(c)	10/26/36	2,025	1,522,158
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.664	%(c)	03/26/37	8,341	7,900,819
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.664	%(c)	03/26/37	2,100	1,653,858
Home Equity Asset Trust, Series 2003-4, Class M1	1.725	%(c)	10/25/33	987	915,665
Home Equity Asset Trust, Series 2003-6, Class M1	1.575	%(c)	02/25/34	2,710	2,587,912
Home Equity Asset Trust, Series 2005-9, Class 2A4	1.205	%(c)	04/25/36	2,409	2,372,840
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	0.842	%(c)	07/20/36	3,560	3,462,354
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-4, Class A1, 144A^	2.523	%(c)	04/01/20	3,302	3,261,062
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-5, Class A1, 144A^	2.523	%(c)	04/01/20	5,040	4,964,095
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A^	2.523	%(c)	05/01/20	24,239	23,784,723
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A^	2.523	%(c)	07/01/20	4,069	3,977,773
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.523	%(c)	08/01/20	10,745	10,581,256
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-9, Class A1, 144A	2.523	%(c)	10/01/20	6,259	6,164,079
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.523	%(c)	01/01/21	5,120	5,027,885
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.523	%(c)	03/01/21	6,749	6,626,820
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A^	2.540	%(c)	09/01/21	6,200	6,108,938
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.523	%(c)	12/01/21	4,806	4,804,190
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.523	%(c)	01/01/20	14,349	14,225,025
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.523	%(c)	03/01/20	10,864	10,686,441
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	1.225	%(c)	09/25/34	858	786,665
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1	1.425	%(c)	04/25/34	2,443	2,264,700
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.245	%(c)	12/25/34	4,531	4,202,594
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	3.000	%(c)	06/25/34	1,205	1,211,085
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.370	%(c)	01/25/35	1,073	1,044,955
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.725	%(c)	06/25/33	435	423,123
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.545	%(c)	10/25/33	233	221,455

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	1.265	%(c)	01/25/34	1,566	$1,489,621
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.380	%(c)	03/25/34	5,098	4,874,903
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.425	%(c)	05/25/34	2,866	2,749,444
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.455	%(c)	06/25/34	2,092	2,036,265
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	2.100	%(c)	11/25/32	920	887,084
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2	1.230	%(c)	08/25/35	4,157	4,062,065
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-3, Class A4	1.465	%(c)	06/25/33	520	500,512
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-5, Class A2	1.165	%(c)	08/25/33	1,236	1,180,373
Option One Mortgage Loan Trust, Series 2003-1, Class A2	1.365	%(c)	02/25/33	1,766	1,697,538
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.425	%(c)	01/25/34	6,705	6,273,366
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	1.525	%(c)	12/25/33	1,250	1,168,874
Saxon Asset Securities Trust, Series 2004-1, Class A	1.065	%(c)	03/25/35	405	374,166
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.290	%(c)	02/25/34	4,539	4,247,334
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A^	3.050%		04/25/29	11,300	11,386,897
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.325	%(c)	02/25/34	14,368	13,771,909
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	1.325	%(c)	07/25/34	9,320	8,981,788
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	1.365	%(c)	08/25/34	1,387	1,345,093
Structured Asset Investment Loan Trust, Series 2004-8, Class A9	1.525	%(c)	09/25/34	7,741	7,454,019
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	1.425	%(c)	01/25/35	263	259,738
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.465	%(c)	09/25/34	3,754	3,568,374
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	3,371	3,404,932
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	8,932	8,942,707
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	3,596	3,596,364
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	7,405	7,424,702

					325,019,124

TOTAL ASSET-BACKED SECURITIES
(cost $798,010,640)					810,652,758

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) —2.0%

Automotive — 0.1%
Chrysler Group LLC, Term Loan B	3.500%	05/24/17	2,180	$2,183,462

Cable
Virgin Media Investments Holdings Ltd. (United Kingdom), Term Loan F	3.588%	06/30/23	770	772,530

Capital Markets — 0.1%
Scandlines GmbH (Denmark), Facility B	4.250%	12/03/20	EUR 2,931	3,318,601

Chemicals — 0.1%
CeramTec GmbH (Germany), Initial Euro Term Loan B-1	4.250%	08/30/20	EUR 1,534	1,729,180
CeramTec GmbH (Germany), Term Loan B2	4.250%	08/30/20	EUR 466	525,956
Macdermid, Inc., Term Loan B3	5.500%	06/07/20	2,074	2,079,606

				4,334,742

Consumer
Bombardier Recreation Products (Canada), Term Load B	3.854%	06/30/23	1,156	1,156,985

Energy - Other — 0.1%
Western Refining, Inc., Term Loan B	5.250%	11/12/20	2,416	2,408,232

Foods — 0.2%
Albertsons LLC, Term Loan B6	4.750%	06/22/23	2,722	2,746,188
Aramark Corp., Term Loan F	3.325%	02/24/21	950	953,777
BC Unlimited Liability Co. (Canada), Term Loan B2	3.750%	12/10/21	1,810	1,820,025

				5,519,990

Healthcare & Pharmaceutical — 0.5%
Capsugel Holdings US, Inc., Term Loan B	4.000%	07/31/21	1,736	1,737,805
CHS/Community Health Systems, Inc., Term Loan F	4.083%	12/31/18	1,340	1,332,182
CHS/Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	538	527,619
CHS/Community Health Systems, Inc., Term Loan H	4.000%	01/27/21	991	971,932
Grifols SA, Term Loan B	3.857%	02/26/21	1,810	1,823,868
Mallinckrodt International Finance SA (Luxembourg), Term Loan B1	3.588%	03/19/21	1,242	1,240,150
RPI Finance Trust, Term Loan B4	3.588%	11/09/20	2,002	2,008,627
Select Medical Corp., Term Loan F	6.000%	03/03/21	2,840	2,864,701
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan BF1	5.500%	04/01/22	1,896	1,900,232
Valeant Pharmaceuticals International, Inc. (Canada), Term Loan TL	5.250%	08/05/20	2,909	2,907,391

				17,314,507

Retailers — 0.2%
Douglas Holding AG (Germany), Term Loan B8	4.750%	08/13/22	EUR 211	239,795
Douglas Holding AG (Germany), Term Loan B9	4.750%	08/13/22	EUR 129	146,117
Douglas Holding AG (Germany), Term Loan B10	4.750%	08/13/22	EUR 221	250,517
Douglas Holding AG (Germany), Term Loan B11	4.750%	08/13/22	EUR 146	166,321
Douglas Holding AG (Germany), Term Loan B12	4.750%	08/13/22	EUR 33	36,960
Douglas Holding AG (Germany), Term Loan B13	4.750%	08/13/22	EUR 168	190,793
Douglas Holding AG (Germany), Term Loan B14	4.750%	08/13/22	EUR 93	105,618

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Retailers (cont’d.)
Euro Garages Ltd. (United Kingdom), Term Loan B1	5.961%		01/30/23	GBP 2,405	$3,097,092
Rite Aid Corp., Term Loan 2	4.875%		06/21/21	2,250	2,253,375

					6,486,588

Technology — 0.6%
Action Nederland BV (United Kingdom), Term Loan B(g)	4.500%		02/25/22	EUR 2,300	2,618,885
Avago Tech Ltd., Term Loan B3	3.768%		02/01/23	3,467	3,507,442
Dell International LLC, Term Loan A3	2.854%		12/31/18	2,900	2,880,321
Dell International LLC, Term Loan B	4.000%		09/07/23	2,505	2,518,570
First Data Corp., Term Loan B	4.275%		07/08/22	2,800	2,815,168
NXP BV, Term Loan	3.357%		12/07/20	866	869,972
Transunion LLC, Term Loan B2	3.588%		04/09/21	1,199	1,201,858
Western Digital Corp., Term Loan B	4.596%		04/29/23	EUR 1,404	1,419,403
Western Digital Corp., Term Loan B1	4.000%		04/28/23	EUR 1,646	1,868,548

					19,700,167

Transportation — 0.1%
XPO Logistics, Inc., Term Loan B2	4.250%		10/30/21	2,645	2,656,241

TOTAL BANK LOANS
(cost $66,496,983)					65,852,045

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.6%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	460	459,332
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.590	%(c)	04/10/49	3,949	3,975,677
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	3,165	3,253,799
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.180	%(c)	02/10/51	4,982	5,161,989
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.710	%(c)	12/10/49	8,775	8,934,143
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.130	%(c)	12/10/49	2,468	2,545,385
Citigroup Commercial Mortgage Trust, Series 2011-12, Class 3A2, 144A	3.027	%(c)	09/25/47	3,167	2,847,815
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	9,000	9,347,285
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	9,770	10,551,334
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48	11,112	11,463,170
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	22,600	24,356,843
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.322%		12/11/49	541	543,522
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	2,052,727
Commercial Mortgage Trust, Series 2013-CR12, Class A2	2.904%		10/10/46	6,972	7,133,964
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	12,600	13,117,324
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	18,157,537

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	$16,254,457
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,514,756
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	17,835,264
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	15,602,913
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	20,451,917
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/53	13,500	14,528,701
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	23,176,580
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	13,300	14,282,518
Deutsche Bank-JPMorgan Commercial Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	5,000	5,050,926
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(c)	11/25/25	10,700	11,436,566
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.781	%(c)	06/25/20	33,818	1,514,161
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.580	%(c)	05/25/22	46,869	3,137,886
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.617	%(c)	06/25/22	25,484	1,781,691
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	1.002	%(c)	09/25/22	40,867	1,742,681
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.010	%(c)	10/25/22	33,371	1,465,176
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.811	%(c)	11/25/25	133,748	6,604,927
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.503	%(c)	03/25/26	56,024	5,826,159
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.892	%(c)	05/25/19	35,515	1,332,450
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.816	%(c)	07/25/19	35,805	1,400,850
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.343	%(c)	02/25/32	30,481	5,290,509
GS Mortgage Securities Trust, Series 2012-GC6, Class A2	2.539%		01/10/45	33	33,228
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,530,590
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	7,000	7,210,899
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	4,500	4,661,403
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	5.882	%(c)	02/15/51	8,658	8,846,599
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	2,574	2,635,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	5,000	5,149,300
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	14,500	15,159,576
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,332,597

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	5,000	$5,241,007
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	13,600	14,090,387
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	17,800	19,198,528
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	5.447	%(c)	02/12/44	643	643,577
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	3,000	3,116,686
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	13,600	14,166,244
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	12,200	12,741,513
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	1,260	1,258,038
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.308%		11/15/48	209	208,552
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	6,885	6,947,043
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.700	%(c)	06/15/49	3,646	3,705,676
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.960	%(c)	02/15/51	6,115	6,190,465
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	17,701	18,128,421
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	3,610	3,886,190
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%		04/15/50	15,000	15,416,968
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%		10/15/49	15,500	15,745,900
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class ASB	2.825%		10/15/49	15,500	16,009,304

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $510,426,925)					520,387,111

CORPORATE BONDS — 29.4%

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	2.625%		09/16/26	1,075	1,086,910
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	7,440	7,484,491
Reynolds American, Inc., Gtd. Notes	7.000%		08/04/41	1,350	1,729,569

					10,300,970

Airlines — 0.4%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%		06/15/28	2,915	2,988,166
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%		04/11/24	4,390	4,685,867
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/29/24	1,090	1,166,414
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%		10/07/28	3,300	3,300,000

					12,140,447

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Apparel
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR 1,345	$1,563,795

Auto Manufacturers — 0.7%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	5,490	5,687,640
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN(a)	4.389%		01/08/26	1,135	1,210,871
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	2.597%		11/04/19	5,000	5,078,420
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	4,620	4,722,901
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	5,215	6,154,952

					22,854,784

Auto Parts & Equipment — 0.3%
Lear Corp., Gtd. Notes	5.250%		01/15/25	6,325	6,846,812
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	3,000	3,181,140

					10,027,952

Banks — 7.5%
Bank of America Corp., Jr. Sub. Notes	5.125	%(c)	12/31/49	4,145	4,072,462
Bank of America Corp., Jr. Sub. Notes	6.300	%(c)	12/31/49	1,490	1,618,512
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	17,705	20,594,828
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	1,795	2,059,958
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	1,245	1,345,946
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	8,575	8,876,857
Bank of America Corp., Sub. Notes, MTN(a)	4.450%		03/03/26	6,375	6,841,695
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	%(c)	12/29/49	3,465	3,413,025
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	5,795	5,837,727
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	3,075	3,181,515
Capital One, Sr. Unsec’d. Notes	2.250%		09/13/21	1,315	1,314,502
Capital One Financial Corp., Sr. Unsec’d. Notes	4.750%		07/15/21	730	812,339
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/31/49	2,575	2,621,788
Citigroup, Inc., Jr. Sub. Notes(a)	6.125	%(c)	12/31/49	4,975	5,174,000
Citigroup, Inc., Jr. Sub. Notes	6.250	%(c)	12/31/49	3,315	3,567,769
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,940	2,047,528
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,250	3,537,297
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	3,745	3,919,041
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	1,020	1,069,650
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	1,000	1,048,789
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	1,550	1,742,135
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	1,525	1,530,551
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		09/15/22	4,125	4,214,030
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.800%		06/09/23	1,705	1,727,642
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	3,960	3,873,676
Dexia Credit Local SA (France), Gov’t. Gtd. Notes, 144A	1.875%		09/15/21	3,250	3,245,359
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	14,175	14,220,672
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(c)	12/29/49	1,035	1,060,875
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(c)	12/31/49	7,490	7,527,248

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,290	$1,354,536
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	6,590	7,439,853
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	8,130	9,443,312
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	4,750	6,048,222
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,980	2,042,356
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(c)	12/31/49	7,950	8,059,312
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	04/29/49	4,350	4,469,625
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	4,110	4,120,756
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	5,930	6,085,953
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	3.250%		09/23/22	9,245	9,696,905
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	4.500%		01/24/22	8,500	9,412,144
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,750	4,200,518
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	5,340	5,671,571
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	8,155	8,203,759
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49	2,975	2,984,936
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	1,280	1,744,115
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(h)	5.500%		07/28/21	7,000	7,983,689
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	7,600	8,416,688
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,900	1,940,037
PNC Bank NA, Sub. Notes	3.800%		07/25/23	765	828,239
PNC Bank NA, Sub. Notes	4.200%		11/01/25	2,545	2,852,920
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	5,210	5,126,604
State Street Corp., Jr. Sub. Notes	5.250	%(c)	12/31/49	5,265	5,541,412
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	2,700	3,225,420
Wells Fargo & Co., Sub. Notes, MTN(a)	4.650%		11/04/44	1,055	1,109,821

					250,100,119

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	1,775	2,111,861

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	4,752	5,078,923
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	695	861,769

					5,940,692

Building Materials — 0.3%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	3,320	3,639,550
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $5,080,875: purchased 10/27/14-02/11/15)(f)(g)	5.375%		11/15/24	5,015	5,165,450

					8,805,000

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45	4,910	5,460,548
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	2,105	2,078,319
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41	3,800	4,291,534
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%		03/15/25	8,875	9,394,516
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	250	292,504
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%		11/15/33	1,305	1,417,896

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43	4,260	$4,574,047

				27,509,364

Commercial Services — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	5,690	5,853,627
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)(g)	6.700%	06/01/34	1,025	1,359,674
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)(g)	7.000%	10/15/37	2,050	2,795,874
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	935	953,700
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	400	412,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	6,300	6,709,500

				18,084,375

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	2,560	2,632,883
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	2,175	2,273,136
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	10,125	10,206,101
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	1,895	1,930,783

				17,042,903

Diversified Financial Services — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	650	680,062
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	07/01/22	1,845	1,939,556
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%	09/15/24	GBP 1,150	1,440,621
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	6,600	6,780,068
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	05/15/17	4,000	4,075,000
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	4,895	4,953,593
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	1,187	1,332,247
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/19	966	964,907
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	03/15/17	1,500	1,543,125
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	1,975	2,061,304
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	1,105	1,100,856
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21	2,010	2,113,012

				28,984,351

Electric — 1.1%
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23	1,105	1,100,856
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	1,205	1,189,938
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	2,110	2,962,797
Dominion Resources, Inc., Jr. Sub. Notes	2.962%	07/01/19	1,875	1,924,511
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,000	3,060,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Progress LLC, First Mortgage Bonds	3.700%	10/15/46	2,030	$2,092,033
Dynegy, Inc., Gtd. Notes(a)	6.750%	11/01/19	6,780	6,949,500
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	2,320	2,291,000
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	2,725	2,675,950
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	2,320	2,404,448
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,360	3,066,136
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	855	956,419
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	1,314	1,399,410
NRG Energy, Inc., Gtd. Notes, 144A	6.625%	01/15/27	1,950	1,911,000
San Diego Gas & Electric Co., First Mortgage Bonds	3.950%	11/15/41	1,125	1,226,537
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	1,025	1,110,448

				36,320,983

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22	2,000	2,096,760

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,765,000; purchased 06/19/14)(f)(g)	5.250%	06/27/29	1,765	635,400
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,656,791; purchased 10/22/12)(f)(g)	7.125%	06/26/42	1,425	570,000

				1,205,400

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	700	738,500
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,000	6,150,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	4.875%	11/01/20	3,000	3,232,500

				10,121,000

Environmental Control — 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	2,175	2,245,688

Food Service
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	540	554,850

Foods — 0.7%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,000	6,225,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,755,000; purchased 05/20/15)(f)(g)	5.750%	06/15/25	2,755	2,706,788
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(f)(g)	7.250%	06/01/21	2,990	3,090,912
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,059,500; purchased 01/20/15)(f)(g)	8.250%	02/01/20	2,900	2,990,625
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	4,590	4,626,619
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	1,115	1,179,699
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18	735	797,536

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	1,090	$1,188,100

				22,805,279

Forest Products & Paper — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)(g)	7.375%	12/01/25	3,620	4,825,008
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	5,100	6,030,536

				10,855,544

Gas
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,447,741
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	240	265,558

				1,713,299

Healthcare-Services — 1.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	3,117,874
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	2,030	2,214,641
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	2,495	2,576,088
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	2,300	2,254,000
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	603	609,030
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	4,740	5,729,418
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	6,270	6,600,429
HCA, Inc., Gtd. Notes	8.000%	10/01/18	3,750	4,185,938
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	2,885	3,007,612
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,400	3,625,250
HCA, Inc., Sr. Sec’d. Notes(a)	5.875%	03/15/22	2,000	2,205,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	365	380,124
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	1,765	1,839,134
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	375	400,312
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,750	2,701,875
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	3,360	3,891,700
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41	363	487,915

				45,826,340

Home Builders — 0.4%
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	5,750	6,296,250
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	2,240	2,249,856
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	3,500	3,657,500

				12,203,606

Home Furnishings
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.500%	06/15/26	1,250	1,287,500

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR 2,250	2,569,685

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	2,050	2,232,671

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance — 1.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	4,500	$4,930,772
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,630	1,660,388
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,700	1,893,122
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	345	398,777
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,500	1,854,744
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	3,890	4,052,042
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35	950	1,181,511
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	1,910	2,374,250
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,200	5,039,282
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	740	798,653
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	1,330	1,447,730
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(c)	10/16/44	1,810	1,995,706
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	2,375	3,696,376
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	235	247,979
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	890	1,000,995
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,916	3,964,340

					36,536,667

Iron/Steel
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%		08/10/26	1,645	1,718,532

Lodging — 0.5%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	3,300	3,613,500
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%		06/15/26	8,075	8,161,491
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	4,375	4,932,812

					16,707,803

Machinery-Construction & Mining
Terex Corp., Gtd. Notes	6.500%		04/01/20	850	871,250

Machinery-Diversified — 0.3%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	4,000	4,250,000
CNH Industrial Capital LLC, Gtd. Notes(a)	4.375%		11/06/20	3,325	3,474,625
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,950	2,127,760

					9,852,385

Media — 1.7%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	1,230	1,545,564
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%		05/15/26	2,500	2,568,750
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	5,660	5,695,375
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	8,500	8,903,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%		02/15/23	615	641,138
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/23	3,150	3,287,812
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	1,910	2,003,112
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	3,496	3,600,880

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	3,160	$3,721,785
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,000	1,209,322
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	1,010	1,214,269
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	1,625	1,549,860
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46	815	891,901
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%		07/18/20	1,088	1,197,018
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	462	476,263
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	4,945	6,370,095
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%		01/15/25	EUR 2,200	2,539,346
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	225	208,435
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	1,055	1,031,719
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	3,500	3,653,125
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP 2,520	3,384,682

					55,694,201

Mining — 0.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750	%(c)	10/19/75	4,915	5,566,238
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	960	955,035
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	2,500	2,943,352

					9,464,625

Miscellaneous Manufacturing — 0.3%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	2,390	2,490,093
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $2,756,875; purchased 06/22/15)(f)(g)	5.000%		03/15/22	2,750	2,763,750
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	1,970	2,967,358
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	263	352,232

					8,573,433

Multi-National — 0.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18	5,000	5,378,730
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	3,365	3,367,524

					8,746,254

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500%		12/01/24	6,200	6,618,500

Oil & Gas — 2.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	0.291	%(s)	10/10/36	7,000	2,711,387
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,570	1,834,231

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	753	$781,004
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.017%	01/16/27	4,415	4,484,576
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42	2,350	1,939,166
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	1,980	2,139,875
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34	2,295	2,290,408
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	3,100	3,127,872
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	2,045	2,505,518
Hess Corp., Sr. Unsec’d. Notes	4.300%	04/01/27	3,075	3,098,942
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	3,110	3,738,637
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%	11/05/19	1,050	1,180,467
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	2,500	2,355,915
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	4,000	4,079,632
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	1,975	2,100,033
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	4,140	4,478,975
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A(i)	5.375%	01/26/19	5,745	1,062,825
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	6,970	7,614,725
Phillips 66, Gtd. Notes	4.650%	11/15/34	2,425	2,624,311
Phillips 66, Gtd. Notes	4.875%	11/15/44	2,310	2,566,154
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	2,175	2,450,388
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22	3,450	3,546,772
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26	5,155	5,120,652

				67,832,465

Oil & Gas Services — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41	3,935	4,793,617
Halliburton Co., Sr. Unsec’d. Notes(a)	4.500%	11/15/41	940	931,846

				5,725,463

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	3,220	3,236,100
Ball Corp., Gtd. Notes	4.000%	11/15/23	3,170	3,193,775
Ball Corp., Gtd. Notes	5.250%	07/01/25	2,500	2,693,750
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	5.875%	08/15/23	1,270	1,365,250
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	915	1,007,644
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19	1,120	1,186,151
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	1,250	1,404,588

				14,087,258

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	5,735	5,994,583
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	4,430	4,721,122
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	5,970	6,341,322
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	930	1,016,884
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	1,900	1,729,000
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	4,400	4,886,050

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mylan NV, Gtd. Notes, 144A	2.500%	06/07/19		5,050	$5,094,849
Mylan NV, Gtd. Notes, 144A	3.150%	06/15/21		4,555	4,640,516
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26		1,415	1,421,546
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46		450	447,866
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25		280	241,150
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43		420	442,003

					36,976,891

Pipelines — 0.6%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20		5,831	5,976,775
Energy Transfer Partners LP, Sr. Unsec’d. Notes	2.500%	06/15/18		5,485	5,520,888
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,853,267
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	09/15/46		605	603,160
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45		2,010	2,053,561
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	1,954,624
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,173,393

					20,135,668

Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.500%	09/01/26		3,300	3,300,000

Retail — 0.8%
Brinker International, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24		2,000	2,027,724
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26		4,420	4,485,491
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		575	712,976
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,550	1,869,180
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56		915	894,170
L Brands, Inc., Gtd. Notes(a)	5.625%	02/15/22		8,650	9,666,375
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		3,745	3,758,639
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		610	642,237
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	3,640	4,227,142

					28,283,934

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,475	3,576,797

Semiconductors — 0.2%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		3,250	3,380,000
Sensata Technologies BV, Gtd. Notes, 144A	5.625%	11/01/24		2,750	2,904,688

					6,284,688

Software — 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20		5,720	6,067,038

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Software (cont’d.)
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	5.000%	10/15/25		3,870	$4,413,209
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,955	3,124,912
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		2,350	2,432,250
IMS Health, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	2,300	2,638,622
IMS Health, Inc., Gtd. Notes, 144A	5.000%	10/15/26		555	577,200

					19,253,231

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		1,450	1,523,499
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,785	1,873,752
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42		3,375	3,662,037
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		456	510,790
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.500%	03/09/48		1,009	1,014,284
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.550%	03/09/49		4,743	4,762,309
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30		1,960	3,172,960
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A (original cost $3,338,625: purchased 07/29/15)(f)(g)	14.750%	12/01/16		2,900	2,954,375
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25		2,970	3,166,762
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		1,560	1,614,600
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%	05/01/18		2,075	2,090,067
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	2,100	3,019,349
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%	08/15/46		260	260,072
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48		965	1,020,324
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		1,729	1,818,787
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		835	903,640
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46		1,305	1,461,682
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		11,074	12,228,354

					47,057,643

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		891	936,602

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/14/13)(f)(g)	2.875%	07/17/18		2,100	2,140,643

TOTAL CORPORATE BONDS (cost $941,469,769)					977,880,151

MUNICIPAL BONDS — 1.8%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	4.839%	01/01/41		2,500	3,214,625

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California — 0.7%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	6.263%	04/01/49	6,290	$9,574,827
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs	5.716%	07/01/39	1,475	1,963,786
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.008%	07/01/39	4,900	6,583,983
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs	6.574%	07/01/45	750	1,146,630
State of California, Taxable, Var. Purp., GO, BABs	7.500%	04/01/34	3,170	4,824,486

				24,093,712

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	6.078%	12/01/40	1,000	1,365,180

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	2,970	4,300,322

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	5.888%	07/01/43	2,200	3,013,362

Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	5.792%	11/01/41	400	573,152

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	1,750	2,668,365
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,075	1,686,976
Rutgers NJ State University, Revenue Bonds, BABs	5.665%	05/01/40	1,920	2,456,006

				6,811,347

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	5.882%	06/15/44	2,000	2,897,400
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	5.767%	08/01/36	1,320	1,739,654
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	1,940	2,241,495

				6,878,549

Ohio — 0.2%

Ohio State University, General Receipts Bonds, Series A, Revenue Bonds	4.800%	06/01/2111	4,165	4,704,492

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	500	693,895

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	1,280	$1,690,048

				2,383,943

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds	4.427%	02/01/42	1,270	1,501,699

TOTAL MUNICIPAL BONDS (cost $51,362,542)				58,840,383

NON-CORPORATE FOREIGN AGENCIES — 2.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	9,635	10,309,122
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	1,965	1,988,110
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	2,365	2,483,250
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	3,820	3,827,946
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	569	638,231
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN, 144A	2.375%	06/04/25	1,000	1,024,510
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	2,238	2,337,591
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	3,730	4,141,046
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.625%	06/15/29	1,000	1,582,122
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%	09/14/18	2,400	2,401,267
Japan Bank for International Cooperation Bond (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21	600	595,757
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN, RegS	1.500%	09/12/17	18,300	18,329,500
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	1,600	1,615,766
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	4,430	4,889,878
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17	2,025	2,063,767
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	595	604,258
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	3.000%	09/19/22	4,830	5,125,610
Majapahit Holding BV (Indonesia), Gtd. Notes, 144A	7.750%	10/17/16	1,600	1,600,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	950	1,087,750
Majapahit Holding BV (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	10/17/16	6,970	6,970,000
Petroleos Mexicanos (Mexico), Gov’t. Gtd. Notes	2.830%	02/15/24	3,000	3,120,141
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22	1,735	1,769,700
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	4,810	5,086,575
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,100	1,496,659
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	3,000	3,043,590
Schaeffler Verwaltung GmbH (Germany), PIK, 144A	3.250%	09/15/23	2,240	2,507,610

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Schaeffler Verwaltung GmbH (Germany), PIK, 144A	3.750%	09/15/26		2,155	$2,406,362
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		600	669,600

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $91,934,630)					93,715,718

SOVEREIGN BONDS — 4.3%
Argentina Bonos Bonds (Argentina), Sr. Unsec’d. Notes	7.000%	04/17/17		2,000	2,040,437
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	04/22/21		2,045	2,225,982
Belgium Government International Bond (Belgium), 144A, RegS	8.875%	12/01/24		2,000	2,979,849
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	6,200	7,491,762
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		2,015	2,715,212
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		300	392,250
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		600	672,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		7,000	7,840,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		3,000	4,119,456
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN (original cost $10,696,361: purchased 05/09/14)(f)(g)	3.800%	08/08/17	JPY	1,150,000	10,872,861
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	700,000	7,004,100
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		4,220	4,362,467
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		560	650,322
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		1,500	1,766,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		8,128	9,418,320
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		2,156	3,381,902
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	5.875%	05/11/22		1,500	1,762,290
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	2,645	3,172,134
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	2,000	2,430,470
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22		4,950	5,216,503
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%	03/24/17	JPY	300,000	3,002,515
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	300,000	2,970,268
Japan Bank for International Cooperation Bond (Japan), Gov’t. Gtd. Notes	1.750%	07/31/18		1,700	1,713,093
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		1,000	1,014,700

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%		02/11/20		$2,000	$2,375,280
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,279,750
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		1,600	1,745,392
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		530	571,738
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		1,400	1,911,000
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(s)	05/31/18		1,312	1,277,535
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	700	874,027
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		2,500	2,490,180
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		3,700	3,685,466
Province of Alberta (Canada), Sr. Unsec’d. Notes, 144A	2.050%		08/17/26		4,000	3,938,140
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%		02/27/26		3,520	4,820,608
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	9.950%		06/09/21		1,210	1,391,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24		3,340	3,818,315
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		1,000	1,172,964
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		7,700	8,991,382
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		600	718,500
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		6,000	6,047,886
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,000	2,114,020
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		4,300	4,757,950

TOTAL SOVEREIGN BONDS (cost $141,712,443)						144,196,776

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
Fannie Mae Principal Strip, MTN	2.797	%(s)	05/15/30		1,855	1,308,615
Federal Home Loan Mortgage Corp.	2.500%		09/01/29-03/01/30		3,096	3,217,755
Federal Home Loan Mortgage Corp.	2.500%		TBA		10,000	10,340,625
Federal Home Loan Mortgage Corp., MTN	2.559	%(s)	12/14/29		2,400	1,719,487
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		3,655	3,856,387
Federal Home Loan Mortgage Corp.	3.000%		TBA		7,500	7,776,123
Federal Home Loan Mortgage Corp.(t)	3.000%		TBA		6,000	6,234,844
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		1,307	1,391,817
Federal Home Loan Mortgage Corp.	3.500%		TBA		17,000	17,913,086
Federal Home Loan Mortgage Corp.(t)	3.500%		TBA		18,500	19,517,139
Federal Home Loan Mortgage Corp.	4.000%		09/01/40-01/01/44		21,936	23,607,298
Federal Home Loan Mortgage Corp.	4.000%		TBA		8,500	9,107,285
Federal Home Loan Mortgage Corp.(t)	4.000%		TBA		8,500	9,117,412
Federal Home Loan Mortgage Corp.	4.500%		12/01/40-07/01/41		7,893	8,680,838
Federal Home Loan Mortgage Corp.(hh)	6.250%		07/15/32		3,400	5,135,112
Federal Home Loan Mortgage Corp.(hh)	6.750%		03/15/31		2,000	3,090,528

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc	2.500%		04/01/28-09/01/28	3,794	$3,938,170
Federal National Mortgage Assoc	3.000%		02/01/31-11/01/43	19,727	20,594,045
Federal National Mortgage Assoc	3.500%		05/01/42-09/01/42	51,796	54,849,689
Federal National Mortgage Assoc	3.500%		TBA	12,500	13,189,452
Federal National Mortgage Assoc	4.000%		09/01/40-12/01/43	4,636	4,982,032
Federal National Mortgage Assoc	4.500%		05/01/39-12/01/40	10,446	11,565,791
Federal National Mortgage Assoc.(h)(hh)(k)	6.250%		05/15/29	8,590	12,402,414
Federal National Mortgage Assoc.(hh)	6.625%		11/15/30	1,485	2,258,118
Federal National Mortgage Assoc.(hh)	7.125%		01/15/30	1,440	2,250,968
Government National Mortgage Assoc	3.500%		09/15/41-01/15/44	17,938	19,133,584
Government National Mortgage Assoc.(t)	3.500%		TBA	23,500	24,959,571
Government National Mortgage Assoc	3.500%		TBA	12,000	12,731,250
Government National Mortgage Assoc	4.000%		01/20/40-02/20/41	5,107	5,505,255
Government National Mortgage Assoc	4.500%		05/20/40-12/20/40	9,818	10,757,603
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	2,200	3,418,674
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	3,835	5,901,747
Tennessee Valley Authority Strips Coupon, Sr. Unsec’d. Notes	2.723	%(s)	09/15/30	2,730	1,840,973
Tennessee Valley Authority Strips Coupon, Bonds	2.919	%(s)	03/15/33	800	490,400
Tunisia Government USAID Bonds, Gov’t. Gtd. Notes	1.416%		08/05/21	2,600	2,612,106

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $341,028,262)					345,396,193

U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bonds	2.250%		08/15/46	1,970	1,934,294
U.S. Treasury Bonds	2.500%		02/15/45	540	558,057
U.S. Treasury Bonds	2.500%		05/15/46	10,105	10,458,675
U.S. Treasury Bonds	2.875%		05/15/43	5,000	5,567,190
U.S. Treasury Bonds(h)	3.000%		11/15/44	7,645	8,716,791
U.S. Treasury Bonds	4.250%		11/15/40	5,040	6,939,843
U.S. Treasury Bonds	4.750%		02/15/41	1,300	1,917,958
U.S. Treasury Notes	0.750%		08/15/19	2,040	2,032,907
U.S. Treasury Notes	1.125%		08/31/21	11,375	11,363,443
U.S. Treasury Notes	1.125%		09/30/21	7,360	7,350,226
U.S. Treasury Notes	1.375%		04/30/21	4,320	4,365,226
U.S. Treasury Notes	1.625%		04/30/23	34,815	35,322,255
U.S. Treasury Notes	1.750%		02/28/22	2,815	2,888,674
U.S. Treasury Notes	2.000%		11/30/20	8,000	8,292,496
U.S. Treasury Notes	2.000%		11/30/22	28,860	29,987,329
U.S. Treasury Notes	2.125%		09/30/21	4,310	4,503,278
U.S. Treasury Notes	2.250%		07/31/21	12,330	12,950,347
U.S. Treasury Notes(k)	2.625%		11/15/20	44,630	47,379,297
U.S. Treasury Strips Coupon	1.881	%(s)	05/15/31	2,100	1,561,258
U.S. Treasury Strips Coupon	1.898	%(s)	08/15/29	2,100	1,635,115
U.S. Treasury Strips Coupon	2.100	%(s)	11/15/35	4,200	2,738,627
U.S. Treasury Strips Coupon	2.264	%(s)	08/15/40	4,200	2,370,102
U.S. Treasury Strips Coupon(hh)(k)	2.404	%(s)	08/15/21	24,945	23,495,920
U.S. Treasury Strips Coupon(hh)	2.699	%(s)	05/15/26	22,700	19,193,508
U.S. Treasury Strips Principal	2.543	%(s)	02/15/45	1,265	633,286
U.S. Treasury Strips Principal	2.560	%(s)	05/15/43	1,465	773,281
U.S. Treasury Strips Principal	2.873	%(s)	05/15/45	2,460	1,226,426
U.S. Treasury Strips Principal	3.539	%(s)	05/15/44	2,860	1,474,573

TOTAL U.S. TREASURY OBLIGATIONS (cost $250,985,683)					257,630,382

TOTAL LONG-TERM INVESTMENTS (cost $3,193,427,877)					3,274,551,517

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 6.6%

AFFILIATED MUTUAL FUNDS — 6.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $195,508,378)(w)	195,508,378	$195,508,378
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $24,414,198)(b)(w)	24,414,198	24,414,198

TOTAL AFFILIATED MUTUAL FUNDS
(cost $219,922,576)		219,922,576

	Notional
	Amount
	(000)#
OPTION PURCHASED*

Call Option
10 Year U.S. Treasury Notes Futures, expiring 10/21/16, Strike Price $131.00 (cost $128,943)	23,500	135,859

TOTAL SHORT-TERM INVESTMENTS (cost $220,051,519)		220,058,435

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 105.0% (cost $3,413,479,396)		3,494,609,952

OPTION WRITTEN*

Call Option
10 Year U.S. Treasury Notes Futures, expiring 10/21/16, Strike Price $132.00 (premiums received $54,650)	23,500	(47,734)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 105.0% (cost $3,413,424,746)		3,494,562,218
Liabilities in excess of other assets(z) — (5.0)%		(166,722,943)

NET ASSETS — 100.0%		$3,327,839,275

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $70,022,561 and 2.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,900,491; cash collateral of $24,394,358 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $68,620,214. The aggregate value of $67,215,000 is approximately 2.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $56,500,000 is approximately 1.7% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
6,812	5 Year U.S. Treasury Notes	Dec. 2016	$ 827,375,081	$ 827,764,438	$ 389,357
899	10 Year U.S. Treasury Notes	Dec. 2016	117,756,825	117,881,375	124,550
1,378	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	257,046,302	253,379,750	(3,666,552)

					(3,152,645)

Short Positions:
3	2 Year U.S. Treasury Notes	Dec. 2016	654,699	655,406	(707)
152	20 Year U.S. Treasury Bonds	Dec. 2016	25,687,316	25,559,750	127,566

					126,859

					$ (3,025,786)

A U.S. Government Agency Obligation and U.S. Treasury Obligations with a combined market value of $12,771,703 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/27/16	JPMorgan Chase	EUR	11,016	$ 12,408,017	$ 12,391,355	$ (16,662)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/14/16	UBS AG	AUD	1,088	$ 830,093	$ 832,648	$ (2,555)
British Pound,
Expiring 10/27/16	JPMorgan Chase	GBP	9,292	12,229,550	12,050,688	178,862
Expiring 10/27/16	Morgan Stanley	GBP	834	1,112,311	1,081,263	31,048
Euro,
Expiring 10/27/16	Bank of America	EUR	4,824	5,323,993	5,425,869	(101,876)
Expiring 10/27/16	Hong Kong & Shanghai Bank	EUR	2,290	2,581,343	2,575,447	5,896
Expiring 10/27/16	UBS AG	EUR	4,395	4,911,664	4,943,070	(31,406)
Expiring 10/27/16	UBS AG	EUR	2,151	2,404,761	2,419,728	(14,967)
Hungarian Forint,
Expiring 10/21/16	Citigroup Global Markets	HUF	325,615	1,137,548	1,187,563	(50,015)
Japanese Yen,
Expiring 10/27/16	Citigroup Global Markets	JPY	356,326	3,376,040	3,517,933	(141,893)
Expiring 10/27/16	Citigroup Global Markets	JPY	4,006	38,375	39,547	(1,172)
Mexican Peso,
Expiring 10/21/16	Goldman Sachs & Co.	MXN	23,746	1,268,809	1,221,565	47,244
Polish Zloty,
Expiring 10/21/16	Citigroup Global Markets	PLN	3,573	895,944	933,979	(38,035)

				$36,110,431	$36,229,300	(118,869)

						$(135,531)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
MXN	119,600	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	$30,429	$—	$30,429	Credit Suisse First Boston Corp.

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
	171,150	11/02/16	0.426%	1 Day USOIS(2)	$307	$(5,181)	$(5,488)
	733,770	02/01/17	0.542%	1 Day USOIS(2)	825	(12,295)	(13,120)
	204,925	02/18/17	0.466%	1 Day USOIS(2)	334	(10,268)	(10,602)
	99,370	08/19/17	0.524%	1 Day USOIS(2)	239	7,425	7,186
	402,260	09/09/17	0.539%	1 Day USOIS(2)	54,502	26,394	(28,108)
	22,450	03/11/20	1.824%	3 Month LIBOR(2)	223	(558,950)	(559,173)
	31,900	07/31/21	2.290%	3 Month LIBOR(2)	341	(1,673,333)	(1,673,674)
	70,000	12/31/21	1.850%	3 Month LIBOR(2)	528	(2,369,039)	(2,369,567)
	27,055	12/31/21	1.787%	3 Month LIBOR(2)	(99,095)	(827,254)	(728,159)
	189,950	05/31/22	2.237%	3 Month LIBOR(2)	(186,878)	(10,652,567)	(10,465,689)
	137,100	05/31/22	1.741%	3 Month LIBOR(2)	1,269,875	(3,924,871)	(5,194,746)
	117,225	08/31/22	1.843%	3 Month LIBOR(2)	783	(4,098,469)	(4,099,252)
	29,030	08/31/22	1.788%	3 Month LIBOR(2)	221	(922,923)	(923,144)
	19,825	12/31/22	1.416%	3 Month LIBOR(2)	258	(188,209)	(188,467)
	1,250	12/31/22	1.495%	3 Month LIBOR(2)	157	(17,898)	(18,055)
	23,680	05/31/23	1.578%	3 Month LIBOR(2)	(24,932)	(457,052)	(432,120)
	14,590	05/31/23	1.395%	3 Month LIBOR(2)	230	(108,163)	(108,393)
	14,590	05/31/23	1.394%	3 Month LIBOR(2)	230	(107,132)	(107,362)
	13,300	05/31/23	1.513%	3 Month LIBOR(2)	223	(200,279)	(200,502)
	5,310	05/31/23	1.584%	3 Month LIBOR(2)	179	(104,382)	(104,561)
	98,188	08/02/23	— (5)	— (5)	4,393	126,378	121,985
	64,440	08/02/23	— (3)	— (3)	(23,905)	71,774	95,679
	31,270	08/03/23	— (4)	— (4)	(22,425)	37,692	60,117
	19,360	09/04/25	2.214%	3 Month LIBOR(2)	289	(1,326,352)	(1,326,641)
	24,645	11/15/41	1.869%	3 Month LIBOR(2)	78,208	(499,416)	(577,624)
	4,895	02/15/42	1.369%	1 Day USOIS(2)	239	10,117	9,878
	3,180	09/27/46	1.380%	1 Day USOIS(2)	208	2,566	2,358
EUR	16,500	08/01/17	0.125%	1 Day EONIA(2)	13,808	(94,004)	(107,812)
EUR	7,200	08/01/21	0.604%	1 Day EONIA(2)	23,966	(415,732)	(439,698)
EUR	8,800	07/28/25	0.780%	1 Day EONIA(2)	(18,241)	(785,568)	(767,327)
EUR	5,250	02/23/26	0.324%	1 Day EONIA(2)	(172,249)	(218,535)	(46,286)
EUR	11,290	05/09/31	1.587%	6Month EURIBOR(1)	6,448	485,635	479,187
EUR	7,100	05/09/46	1.357%	6Month EURIBOR(2)	(5,666)	(397,954)	(392,288)
GBP	94,470	09/27/18	0.416%	6 Month Sterling LIBOR(1)	(23,064)	(65,776)	(42,712)
GBP	5,000	02/23/21	0.639%	1 Day SONIA(2)	4,206	(144,252)	(148,458)
GBP	37,720	09/27/21	0.463%	6 Month Sterling LIBOR(2)	21,458	111,951	90,493
MXN	120,800	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	(2,087)	—	2,087
MXN	120,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	(65,120)	(57,759)	7,361
MXN	64,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(1)	(70,644)	37,430	108,074
MXN	18,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	1,112	(59,122)	(60,234)
MXN	66,200	12/27/24	5.795%	28 Day Mexican Interbank Rate(1)	69,978	(119,356)	(189,334)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	26,800	07/27/34	6.720%	28 Day Mexican Interbank Rate(1)	$86	$(13,413)	$(13,499)

					$839,548	$(29,518,142)	$(30,357,690)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.

(4)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

(5)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^:
Ameriquest Home Equity	10/31/16	1.500%	1,530	$64	$—	$64	Goldman Sachs & Co.
Bank of America Mortgage	10/31/16	1.500%	1,949	81	—	81	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	10/31/16	1.500%	1,361	57	—	57	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	10/31/16	1.500%	417	17	—	17	Goldman Sachs & Co.
Chase Mortgage	10/31/16	1.500%	1,479	62	—	62	Goldman Sachs & Co.
Chase Mortgage	10/31/16	1.500%	1,446	60	—	60	Goldman Sachs & Co.
Chase Mortgage	10/31/16	1.500%	467	19	—	19	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	1,169	1,655	—	1,655	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	1,131	1,601	—	1,601	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	786	1,113	—	1,113	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	391	554	—	554	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	304	430	—	430	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	243	344	—	344	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	181	256	—	256	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	10/31/16	1.500%	514	21	—	21	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	10/31/16	1.500%	455	19	—	19	Goldman Sachs & Co.
Countrywide Home Equity	10/31/16	1.500%	520	22	—	22	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	4,070	5,572	—	5,572	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	1,122	1,540	—	1,540	Goldman Sachs & Co.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	794	$1,092	$—	$1,092	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	479	658	—	658	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	340	466	—	466	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	3,527	4,994	—	4,994	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	1,255	1,777	—	1,777	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	1,131	1,601	—	1,601	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	527	746	—	746	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	403	571	—	571	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	378	535	—	535	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	255	361	—	361	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	230	326	—	326	Goldman Sachs & Co.
GSAMP Home Equity	10/31/16	1.500%	893	37	—	37	Goldman Sachs & Co.
JPMBB Commercial Mortgage Trust	10/24/16	1.500%	601	851	—	851	Goldman Sachs & Co.
Lehman Home Equity	10/31/16	1.500%	1,136	47	—	47	Goldman Sachs & Co.
LNR CDO Ltd.	10/11/16	1.500%	5,304	7,472	—	7,472	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/24/16	1.500%	1,144	1,620	—	1,620	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/24/16	1.500%	267	378	—	378	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/24/16	1.500%	218	309	—	309	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/16	1.500%	476	20	—	20	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/24/16	1.500%	1,218	1,725	—	1,725	Goldman Sachs & Co.

				$39,073	$—	$39,073

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.27.V1	12/20/21	5.000%	43,900	$(1,529,427)	$(1,928,133)	$(398,706)
CDX.NA.IG.24.V1	06/20/20	1.000%	105,550	(2,023,557)	(1,402,725)	620,832
CDX.NA.IG.27.V1	12/20/21	1.000%	145,000	(1,700,054)	(1,800,175)	(100,121)

				$(5,253,038)	$(5,131,033)	$122,005

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Credit default swap agreements outstanding at September 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues – Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	7,610		$110,040	$116,387	$6,347
Anadarko Petroleum Corp.	06/20/21	1.000%	1,920		(144,749)	(60,872)	83,877
AT&T, Inc.	06/20/21	1.000%	10,080		72,647	91,355	18,708
Barrick Gold Corp.	06/20/21	1.000%	3,830		(99,576)	(26,078)	73,498
CIT Group Inc.	06/20/18	5.000%	13,340		852,674	933,827	81,153
Devon Energy Corp.	06/20/20	1.000%	610		(50,343)	(8,467)	41,876
Eastman Chemical Co.	06/20/21	1.000%	5,625		54,113	25,133	(28,980)
Ford Motor Co.	06/20/21	5.000%	19,000		3,305,153	2,862,521	(442,632)
General Motors Co.	06/20/19	5.000%	4,960		558,349	533,374	(24,975)
Time Warner, Inc.	06/20/21	1.000%	1,470		23,433	31,023	7,590

					$4,681,741	$4,498,203	$(183,538)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues and/or Sovereign Issues - Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	2,650	1.624%	$(58,222)	$(109,128)	$50,906	Morgan Stanley
Kingdom of Spain	12/20/20	1.000%	17,640	0.717%	209,968	(35,778)	245,746	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	6,340	2.255%	(132,781)	(486,118)	353,337	Morgan Stanley
Republic of Italy	09/20/20	1.000%	20,350	1.328%	(247,553)	94,415	(341,968)	JPMorgan Chase

					$(228,588)	$(536,609)	$308,021

U.S Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $48,922,184 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Currency swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,108	3 Month LIBOR	JPY	210,000	3 Month JPY LIBOR minus 54 bps	Barclays Capital Group	10/12/16	$38,211	$—	$38,211
1,253	3 Month LIBOR	EUR	1,080	3 Month EURIBOR minus 24.5 bps	Citigroup Global Markets	01/16/17	43,994	—	43,994
706	3 Month LIBOR plus 432 bps	JPY	55,000	3.450%	Citigroup Global Markets	03/24/17	158,935	4,501	154,434
2,658	3 Month LIBOR plus 220 bps	EUR	2,180	4.250%	Citigroup Global Markets	07/14/17	152,615	(227,068)	379,683
269	3 Month LIBOR plus 208 bps	EUR	220	4.250%	Citigroup Global Markets	07/14/17	15,865	(25,141)	41,006
10,098	3 Month LIBOR	JPY	1,030,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	(79,359)	—	(79,359)
2,443	3 Month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	307,722	—	307,722
32,632	3 Month LIBOR	EUR	28,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	757,671	—	757,671
5,793	3 Month LIBOR plus 54.25 bps	JPY	700,000	.15500%	JPMorgan Chase	10/26/17	(1,144,396)	—	(1,144,396)

							$251,258	$(247,708)	$498,966

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Citigroup Global Markets	11/05/16	7,170	Pay variable payments based on 1 Day USOIS plus 10 bps and receive variable payments based on U.S. Treasury Bond	$301,179	$—	$301,179
Citigroup Global Markets	11/05/16	8,550	Pay variable payments based on 1 Day USOIS plus 25 bps and receive variable payments based on U.S. Treasury Strip	(100,935)	—	(100,935)
Citigroup Global Markets	11/05/16	3,520	Pay variable payments based on 1 Day USOIS plus 25 bps and receive variable payments based on U.S. Treasury Strip	(35,142)	—	(35,142)
Credit Suisse First Boston Corp.	01/12/41	7,774	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	(43,616)	(15,931)	(27,685)
JPMorgan Chase	11/23/16	12,570	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	5,348	—	5,348
JPMorgan Chase	11/23/16	12,565	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	2,887	—	2,887

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
JPMorgan Chase	11/23/16	12,550	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	$ 8,476	$ —	$ 8,476
JPMorgan Chase	11/23/16	12,525	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	6,061	—	6,061
JPMorgan Chase	11/23/16	12,500	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	3,854	—	3,854
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Note	(3,796)	—	(3,796)
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Note	(6,516)	—	(6,516)
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Note	(13,757)	—	(13,757)
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Note	(17,831)	—	(17,831)
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Note	(19,962)	—	(19,962)

				$ 86,250	$(15,931)	$102,181

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligations	$—	$8,252,911	$—
Collateralized Loan Obligations	—	317,871,001	16,500,000
Non-Residential Mortgage-Backed Securities	—	143,009,722	—
Residential Mortgage-Backed Securities	—	271,535,636	53,483,488
Bank Loans	—	65,852,045	—
Commercial Mortgage-Backed Securities	—	520,387,111	—
Corporate Bonds	—	977,880,151	—
Municipal Bonds	—	58,840,383	—
Non-Corporate Foreign Agencies	—	93,715,718	—
Sovereign Bonds	—	144,196,776	—
U.S. Government Agency Obligations	—	345,396,193	—

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
U.S. Treasury Obligations	$—	$257,630,382	$—
Affiliated Mutual Funds	219,922,576	—	—
Option Purchased	135,859	—	—
Option Written	(47,734)	—	—
Other Financial Instruments*
Futures Contracts	(3,025,786)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(135,531)	—
OTC Interest Rate Swap Agreement	—	30,429	—
Centrally Cleared Interest Rate Swap Agreements	—	(30,357,690)	—
OTC Credit Default Swap Agreements	—	(228,588)	39,073
Centrally Cleared Credit Default Swap Agreements	—	(61,533)	—
OTC Currency Swap Agreements	—	251,258	—
OTC Total Return Swap Agreements	—	86,250	—

Total	$216,984,915	$3,174,152,624	$70,022,561

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Loan Obligations	Credit Default Swap Agreements
Balance as of 12/31/15	$39,638,646	$5,637,568	$ —	$8,901
Realized gain (loss)	52,322	—	—	—
Change in unrealized appreciation (depreciation)**	9,871	—	—	30,172
Purchases	20,918,589	—	16,500,000	—
Sales/Paydowns	(5,455,780)	—	—	—
Accrued discount/premium	67,208	—	—	—
Transfers into Level 3	10,460,774	—	—	—
Transfers out of Level 3	(12,208,142)	(5,637,568)	—	—

Balance as of 09/30/16	$53,483,488	$—	$16,500,000	$39,073

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $48,944 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$53,483,488	Market approach	Single Broker Indicative Quote
Collateralized Loan Obligations	16,500,000	Pricing at cost	Unadjusted purchase price
Credit Default Swap Agreements	39,073	Market approach	Single Broker Indicative Quote

	$70,022,561

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$12,208,142	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$10,460,774	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	$ 5,637,568	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$(251,048)
Foreign exchange contracts	(135,531)
Interest rate contracts	(32,927,414)

Total	$(33,313,993)

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.5%
AFFILIATED MUTUAL FUNDS — 72.8%
AST Global Real Estate Portfolio*	178,467	$2,125,546
AST High Yield Portfolio*	105,013	967,170
AST Prudential Core Bond Portfolio*	1,282,269	15,387,230
AST QMA Emerging Markets Equity Portfolio*	368,940	3,346,286
AST QMA US Equity Alpha Portfolio*	860,888	20,299,746

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,309,963)(w)		42,125,978

EXCHANGE TRADED FUND — 1.7%
PowerShares Preferred Portfolio (cost $971,377)	64,600	977,398

TOTAL LONG-TERM INVESTMENTS (cost $40,281,340)		43,103,376

SHORT-TERM INVESTMENTS — 25.7%
AFFILIATED MUTUAL FUND — 24.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,324,320)(w)	14,324,320	14,324,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 1.0%
U.S. Treasury Bills
0.340%	12/15/16	575	$574,784

(cost $574,604)

TOTAL SHORT-TERM INVESTMENTS (cost $14,898,924)			14,899,104

TOTAL INVESTMENTS — 100.2% (cost $55,180,264)			58,002,480
Liabilities in excess of other assets(z) — (0.2)%			(89,406)

NET ASSETS — 100.0%			$57,913,074

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
38	10 Year U.S. Treasury Notes	Dec. 2016	$4,956,023	$4,982,750	$26,727
1	DAX Index	Dec. 2016	292,171	295,232	3,061
87	Mini MSCI EAFE Index	Dec. 2016	7,411,095	7,424,145	13,050

					$42,838

A U.S. Treasury Obligation with a market value of $574,784 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts as of September 30, 2016.

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$56,450,298	$—	$—
Exchange Traded Fund	977,398	—	—
U.S. Treasury Obligation	—	574,784	—
Other Financial Instruments*
Futures Contracts	42,838	—	—

Total	$57,470,534	$574,784	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Interest rate contracts	$26,727
Equity contracts	16,111

Total	$42,838

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.8%
COMMON STOCKS — 63.0%
Aerospace & Defense — 1.4%
AAR Corp.	30,900	$967,788
BAE Systems PLC (United Kingdom)	294,489	2,000,532
Boeing Co. (The)(a)	161,300	21,249,662
BWX Technologies, Inc.	389,200	14,933,604
Engility Holdings, Inc.*	55,600	1,751,400
Esterline Technologies Corp.*	56,300	4,281,052
General Dynamics Corp.	82,800	12,847,248
Huntington Ingalls Industries, Inc.	214,841	32,960,906
MTU Aero Engines AG (Germany)	4,844	490,456
Northrop Grumman Corp.	71,900	15,383,005
Orbital ATK, Inc.	42,500	3,239,775
Safran SA (France)	23,309	1,676,442
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	468,700	20,875,898
Textron, Inc.(a)	321,700	12,787,575
Thales SA (France)	99,159	9,130,697
Vectrus, Inc.*	22,500	342,675
Wesco Aircraft Holdings, Inc.*	151,100	2,029,273

		156,947,988

Air Freight & Logistics
bpost SA (Belgium)	9,322	252,789
Deutsche Post AG (Germany)	92,172	2,885,782

		3,138,571

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	227,018	307,944
AirAsia Bhd (Malaysia)	326,400	220,567
ANA Holdings, Inc. (Japan)	109,000	296,124
Cathay Pacific Airways Ltd. (Hong Kong)	384,000	536,808
International Consolidated Airlines Group SA (United Kingdom)	77,986	404,637
JetBlue Airways Corp.*	940,900	16,221,116
Singapore Airlines Ltd. (Singapore)	51,800	400,190
Southwest Airlines Co.	591,700	23,011,213
United Continental Holdings, Inc.*	345,700	18,138,879

		59,537,478

Auto Components — 0.7%
Brembo SpA (Italy)	2,762	164,814
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	101,000	213,066
Cie Generale des Etablissements Michelin (France)	35,911	3,976,628
Cooper Tire & Rubber Co.	50,000	1,901,000
Cooper-Standard Holding, Inc.*	105,400	10,413,520
Dana, Inc.	1,107,700	17,269,043
Drew Industries, Inc.	16,200	1,587,924
GKN PLC (United Kingdom)	2,191,498	9,093,600
Grammer AG (Germany)	40,615	2,464,041
Hankook Tire Co. Ltd. (South Korea)	701	37,901
Koito Manufacturing Co. Ltd. (Japan)	33,800	1,645,035
Lear Corp.	99,300	12,037,146
Metaldyne Performance Group, Inc.	40,900	648,265
Tenneco, Inc.*	87,300	5,086,971
Toyota Boshoku Corp. (Japan)	45,200	1,011,781
Valeo SA (France)	181,031	10,566,610

		78,117,345

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	29,986	$2,524,692
Ferrari NV (Italy)	11,528	599,061
Fiat Chrysler Automobiles NV (United Kingdom)	86,290	548,479
Ford Motor Co.	1,059,400	12,786,958
Fuji Heavy Industries Ltd. (Japan)	55,100	2,067,324
Geely Automobile Holdings Ltd. (China)	395,000	355,678
General Motors Co.	823,200	26,153,064
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	204,000	263,834
Hero MotoCorp Ltd. (India)	1,412	72,547
Hyundai Motor Co. (South Korea)	280	34,603
Kia Motors Corp. (South Korea)	6,115	234,950
Mazda Motor Corp. (Japan)	37,000	567,645
Mitsubishi Motors Corp. (Japan)	65,000	303,633
Nissan Motor Co. Ltd. (Japan)	537,600	5,273,251
Peugeot SA (France)*	363,709	5,554,149
Suzuki Motor Corp. (Japan)	265,900	8,906,329
Tata Motors Ltd. (India), ADR	9,700	387,806
Thor Industries, Inc.(a)	187,700	15,898,190
Toyota Motor Corp. (Japan)	98,100	5,690,432
Volkswagen AG (Germany)	3,078	445,705

		88,668,330

Banks — 4.3%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	18,263	32,026
Agricultural Bank of China Ltd. (China) (Class H Stock)	241,000	103,952
Akbank TAS (Turkey)	17,241	46,187
Aozora Bank Ltd. (Japan)	2,345,000	8,082,663
Associated Banc-Corp.	454,900	8,911,491
Banca Popolare di Milano Scarl (Italy)	455,375	182,816
BancFirst Corp.	13,700	993,387
Banco Bradesco SA (Brazil)	7,700	67,052
Banco Santander Chile (Chile)	609,382	31,543
BancorpSouth, Inc.	84,100	1,951,120
Bank Central Asia Tbk PT (Indonesia)	114,900	138,589
Bank Hapoalim BM (Israel)	1,124,695	6,386,199
Bank of America Corp.	3,089,700	48,353,805
Bank of China Ltd. (China) (Class H Stock)	1,062,000	490,436
Bank of Communications Co. Ltd. (China) (Class H Stock)	403,000	309,967
Bank of the Ozarks, Inc.(a)	137,700	5,287,680
Bank Zachodni WBK SA (Poland)*	417	33,946
Barclays Africa Group Ltd. (South Africa)	25,849	285,389
Bendigo & Adelaide Bank Ltd. (Australia)	41,542	344,542
Berkshire Hills Bancorp, Inc.	53,200	1,474,172
BGEO Group PLC (Georgia)	15,379	579,500
BNP Paribas SA (France)	262,773	13,515,427
BOC Hong Kong Holdings Ltd. (Hong Kong)	2,743,500	9,334,488
Brookline Bancorp, Inc.	102,700	1,251,913
Cathay General Bancorp(a)	190,000	5,848,200
CenterState Banks, Inc.	12,800	226,944
Central Pacific Financial Corp.	42,200	1,063,018
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	203,000	135,782
China Construction Bank Corp. (China) (Class H Stock)	788,000	591,818
China Everbright Bank Co. Ltd. (China) (Class H Stock)	488,000	228,552

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
China Merchants Bank Co. Ltd. (China) (Class H Stock)	36,000	$91,549
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	57,000	66,218
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	23,000	14,264
Citigroup, Inc.	926,500	43,758,595
Citizens Financial Group, Inc.	184,500	4,558,995
Commonwealth Bank of Australia (Australia)	9,735	542,856
Credit Agricole SA (France)	848,812	8,372,644
CTBC Financial Holding Co. Ltd. (Taiwan)	149,000	86,852
Customers Bancorp, Inc.*	17,600	442,816
Danske Bank A/S (Denmark)	64,406	1,884,257
DBS Group Holdings Ltd. (Singapore)	163,200	1,851,806
Doha Bank QSC (Qatar)	1,193	12,185
Dubai Islamic Bank PJSC (United Arab Emirates)	38,109	56,143
East West Bancorp, Inc.	496,445	18,224,496
Enterprise Financial Services Corp.	23,100	721,875
Erste Group Bank AG (Austria)*	305,070	9,033,688
FCB Financial Holdings, Inc. (Class A Stock)*	25,700	987,651
Fidelity Southern Corp.	36,256	666,748
Financial Institutions, Inc.	12,800	347,008
First BanCorp (Puerto Rico)*	39,700	206,440
First Busey Corp.	10,900	246,340
First Citizens BancShares, Inc. (Class A Stock)	7,100	2,086,619
First Commonwealth Financial Corp.	20,500	206,845
First Community Bancshares, Inc.	12,500	310,000
First Financial Bancorp	14,300	312,312
First Financial Corp.	11,100	451,548
First Financial Holding Co. Ltd. (Taiwan)	523,330	278,703
First Gulf Bank PJSC (United Arab Emirates)	8,999	28,860
First Horizon National Corp.	134,900	2,054,527
First Interstate BancSystem, Inc. (Class A Stock)	28,400	894,884
First Merchants Corp.	36,900	987,075
First Midwest Bancorp, Inc.	31,900	617,584
First NBC Bank Holding Co.*	71,300	673,072
Fukuoka Financial Group, Inc. (Japan)	154,000	640,077
Fulton Financial Corp.	50,900	739,068
Great Southern Bancorp, Inc.	14,600	594,220
Great Western Bancorp, Inc.	57,600	1,919,232
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	51,763
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	17,100	30,003
Hancock Holding Co.(a)	293,000	9,501,990
Hanmi Financial Corp.	52,100	1,372,314
Heartland Financial USA, Inc.	32,000	1,154,240
Heritage Commerce Corp.	28,500	311,790
Hilltop Holdings, Inc.*	155,800	3,499,268
HSBC Holdings PLC (United Kingdom)	2,985,681	22,442,548
IBERIABANK Corp.	8,200	550,384
Independent Bank Group, Inc.	16,900	746,473
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	688,000	436,653
ING Groep NV (Netherlands)	1,043,726	12,885,506
International Bancshares Corp.	103,500	3,082,230

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy)	915,846	$2,033,285
Intesa Sanpaolo SpA (Italy) (Savings Share)	84,589	177,472
Japan Post Bank Co. Ltd. (Japan)	32,000	380,250
JPMorgan Chase & Co.	933,400	62,155,106
Jyske Bank A/S (Denmark)	6,775	316,753
KB Financial Group, Inc. (South Korea)	3,557	122,343
Kyushu Financial Group, Inc. (Japan)	32,600	222,118
MainSource Financial Group, Inc.	19,300	481,535
Mebuki Financial Group, Inc. (Japan)	69,030	247,303
Mediobanca SpA (Italy)	275,393	1,792,370
MidWestOne Financial Group, Inc.	6,300	191,331
Mizuho Financial Group, Inc. (Japan)	2,225,200	3,750,438
National Bank Holdings Corp. (Class A Stock)	9,500	222,015
Natixis SA (France)	88,643	413,600
Nedbank Group Ltd. (South Africa)	17,102	278,165
North Pacific Bank Ltd. (Japan)	953,200	3,381,063
OFG Bancorp (Puerto Rico)(a)	103,300	1,044,363
Pacific Continental Corp.	12,510	210,418
PNC Financial Services Group, Inc. (The)	296,000	26,666,640
Preferred Bank	13,300	475,475
Prosperity Bancshares, Inc.(a)	167,400	9,188,586
Public Bank Bhd (Malaysia)	24,300	116,518
QCR Holdings, Inc.	10,700	339,618
Republic Bancorp, Inc. (Class A Stock)	8,400	261,072
Sberbank of Russia PJSC (Russia), ADR	27,953	262,143
Shinhan Financial Group Co. Ltd. (South Korea)	9,765	357,640
Signature Bank*	60,000	7,107,000
Simmons First National Corp. (Class A Stock)	24,100	1,202,590
Societe Generale SA (France)	309,713	10,714,349
Standard Bank Group Ltd. (South Africa)	35,509	364,868
Sumitomo Mitsui Financial Group, Inc. (Japan)	269,500	9,103,605
SunTrust Banks, Inc.	129,900	5,689,620
Svenska Handelsbanken AB (Sweden) (Class A Stock)	140,963	1,937,687
Synovus Financial Corp.	297,500	9,677,675
TCF Financial Corp.	921,900	13,376,769
Texas Capital Bancshares, Inc.*	31,800	1,746,456
TriState Capital Holdings, Inc.*	17,300	279,395
Turkiye Is Bankasi (Turkey) (Class C Stock)	14,472	22,909
Umpqua Holdings Corp.	143,300	2,156,665
Union Bankshares Corp.	37,900	1,014,583
United Community Banks, Inc.	77,400	1,626,948
VTB Bank PJSC (Russia), GDR, RegS	8,891	19,791
Wells Fargo & Co.	559,500	24,774,660
Western Alliance Bancorp*	51,200	1,922,048
Wintrust Financial Corp.	10,300	572,371
Woori Bank (South Korea)	31,594	328,391
Yamaguchi Financial Group, Inc. (Japan)	18,000	191,866

		486,233,684

Beverages — 0.8%
Ambev SA (Brazil)	20,400	124,640
Anheuser-Busch InBev NV (Belgium)	17,305	2,275,755
Arca Continental SAB de CV (Mexico)	12,400	73,800
Asahi Group Holdings Ltd. (Japan)	9,700	353,344
C&C Group PLC (Ireland)	30,971	128,391
Coca-Cola Amatil Ltd. (Australia)	858,668	6,770,732

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	130,400	$5,518,528
Coca-Cola European Partners PLC (United Kingdom)	20,595	820,101
Coca-Cola HBC AG (Switzerland)*	16,872	391,961
Diageo PLC (United Kingdom)	429,872	12,313,003
Dr. Pepper Snapple Group, Inc.	227,700	20,791,287
PepsiCo, Inc.	426,818	46,424,994
Stock Spirits Group PLC (United Kingdom)	67,910	135,640

		96,122,176

Biotechnology — 1.5%
Actelion Ltd. (Switzerland)*	18,658	3,237,798
AMAG Pharmaceuticals, Inc.*(a)	38,000	931,380
Amgen, Inc.(a)	236,600	39,467,246
Biogen, Inc.*	100,300	31,396,909
BioSpecifics Technologies Corp.*	21,000	959,070
Celgene Corp.*	284,100	29,696,973
Cepheid*	49,500	2,608,155
Chimerix, Inc.*	133,000	736,820
Concert Pharmaceuticals, Inc.*	122,800	1,241,508
Emergent BioSolutions, Inc.*(a)	99,000	3,121,470
Enanta Pharmaceuticals, Inc.*	19,400	516,234
Exelixis, Inc.*	256,800	3,284,472
FibroGen, Inc.*	64,400	1,333,080
Five Prime Therapeutics, Inc.*	37,900	1,989,371
Genomic Health, Inc.*	63,406	1,833,702
Gilead Sciences, Inc.	335,600	26,552,672
Lexicon Pharmaceuticals, Inc.*	45,800	827,606
Myriad Genetics, Inc.*	94,100	1,936,578
PDL BioPharma, Inc.	179,800	602,330
Shire PLC	96,078	6,212,675
Spectrum Pharmaceuticals, Inc.*(a)	190,400	889,168
United Therapeutics Corp.*	63,500	7,498,080
Vanda Pharmaceuticals, Inc.*	181,700	3,023,488
Vertex Pharmaceuticals, Inc.*	16,900	1,473,849

		171,370,634

Building Products — 0.4%
A.O. Smith Corp.	47,600	4,702,404
Asahi Glass Co. Ltd. (Japan)	97,000	627,197
Cie de Saint-Gobain (France)	43,195	1,869,058
Continental Building Products, Inc.*	299,700	6,290,703
Gibraltar Industries, Inc.*	59,400	2,206,710
Insteel Industries, Inc.	18,500	670,440
Kingspan Group PLC (Ireland)	14,240	383,636
Lennox International, Inc.(a)	102,600	16,111,278
NCI Building Systems, Inc.*	88,900	1,297,051
Patrick Industries, Inc.*	22,800	1,411,776
Universal Forest Products, Inc.	116,400	11,464,236

		47,034,489

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	1,181,142	9,958,641
Ameriprise Financial, Inc.	110,100	10,984,677
Ashmore Group PLC (United Kingdom)	38,010	173,964
ASX Ltd. (Australia)	18,181	673,577
BM&FBovespa SA (Brazil)	62,400	324,265
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	202,000	71,941
China Everbright Ltd. (China)	8,000	16,499

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	205,000	$188,552
Close Brothers Group PLC (United Kingdom)	14,070	249,547
Evercore Partners, Inc. (Class A Stock)	66,000	3,399,660
Federated Investors, Inc. (Class B Stock)	212,000	6,281,560
GAIN Capital Holdings, Inc.	62,200	384,396
GF Securities Co. Ltd. (China) (Class H Stock)	12,600	26,859
Goldman Sachs Group, Inc. (The)	180,400	29,093,108
Haitong International Securities Group Ltd. (Hong Kong)	2,306,000	1,547,764
Haitong Securities Co. Ltd. (China) (Class H Stock)	31,600	54,028
IG Group Holdings PLC (United Kingdom)	34,518	389,485
INTL. FCStone, Inc.*	14,600	567,210
Japan Exchange Group, Inc. (Japan)	49,500	773,986
Jupiter Fund Management PLC (United Kingdom)	40,721	224,506
KCG Holdings, Inc. (Class A Stock)*	216,300	3,359,139
Macquarie Group Ltd. (Australia)	181,089	11,452,892
MarketAxess Holdings, Inc.	7,600	1,258,484
Moelis & Co. (Class A Stock)	11,500	309,235
Morgan Stanley	392,900	12,596,374
MSCI, Inc.	186,500	15,654,810
Partners Group Holding AG (Switzerland)	1,635	826,060
Perpetual Ltd. (Australia)	30,544	1,097,859
Piper Jaffray Cos.*(a)	28,900	1,395,870
Raymond James Financial, Inc.(a)	506,200	29,465,902
SEI Investments Co.	77,700	3,543,897
UBS Group AG (Switzerland)	301,126	4,113,519
Vontobel Holding AG (Switzerland)	2,721	135,323
Waddell & Reed Financial, Inc. (Class A Stock)(a)	284,500	5,166,520

		155,760,109

Chemicals — 1.4%
ADEKA Corp. (Japan)	10,800	149,422
Air Products & Chemicals, Inc.	151,000	22,701,340
Asahi Kasei Corp. (Japan)	111,000	884,577
Cabot Corp.	201,200	10,544,892
Celanese Corp. (Class A Stock)	189,300	12,599,808
Croda International PLC (United Kingdom)	11,816	533,185
Daicel Corp. (Japan)	27,800	351,311
Denka Co. Ltd. (Japan)	846,000	3,663,900
DIC Corp. (Japan)	7,800	241,460
Evonik Industries AG (Germany)	21,010	711,283
Formosa Chemicals & Fibre Corp. (Taiwan) .	58,000	156,503
Formosa Plastics Corp. (Taiwan)	6,000	14,942
FutureFuel Corp.	9,789	110,420
GCP Applied Technologies, Inc.*	50,600	1,432,992
Givaudan SA (Switzerland)	1,258	2,564,709
Hanwha Chemical Corp. (South Korea)	990	21,929
Hyosung Corp. (South Korea)	198	23,526
Indorama Ventures PCL (Thailand)	13,000	10,599
K+S AG (Germany)	16,597	315,157
Kaneka Corp. (Japan)	27,000	213,771
Koppers Holdings, Inc.*	62,700	2,017,686
Kuraray Co. Ltd. (Japan)	33,600	498,456
Kureha Corp. (Japan)	3,900	142,677
Lenzing AG (Austria)	33,534	3,916,704

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Lotte Chemical Corp. (South Korea)	1,073	$292,492
LyondellBasell Industries NV (Class A Stock)	278,700	22,479,942
Minerals Technologies, Inc.	22,400	1,583,456
Mitsubishi Chemical Holdings Corp. (Japan)	27,400	171,782
Mitsubishi Gas Chemical Co., Inc. (Japan)	15,000	214,756
Nippon Synthetic Chemical Industry Co. Ltd. (The) (Japan)	96,000	860,621
Petkim Petrokimya Holding A/S (Turkey)	157,109	238,168
PhosAgro PJSC (Russia), GDR, RegS	908	11,713
PolyOne Corp.	247,600	8,371,356
PTT Global Chemical PCL (Thailand)	19,600	33,232
Rayonier Advanced Materials, Inc.(a)	60,600	810,222
RPM International, Inc.	307,400	16,513,528
Sanyo Chemical Industries Ltd. (Japan)	19,000	811,240
Shin-Etsu Chemical Co. Ltd. (Japan)	9,700	676,797
Sika AG (Switzerland)	199	969,548
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	478,000	242,741
Solvay SA (Belgium)	6,518	755,259
Stepan Co.	17,700	1,286,082
Sumitomo Chemical Co. Ltd. (Japan)	113,000	502,105
Toray Industries, Inc. (Japan)	101,000	983,689
Tosoh Corp. (Japan)	1,346,000	8,296,218
Trecora Resources*	18,725	213,839
Tredegar Corp.	57,400	1,067,066
Trinseo SA	150,500	8,512,280
UPL Ltd. (India)	3,320	33,696
Westlake Chemical Corp.	90,000	4,815,000
Yara International ASA (Norway)	180,970	6,030,466
Zeon Corp. (Japan)	460,000	4,080,103

		154,678,646

Commercial Services & Supplies — 0.5%
Babcock International Group PLC (United Kingdom)	23,797	318,592
Berendsen PLC (United Kingdom)	15,764	253,437
Brady Corp. (Class A Stock)	18,300	633,363
Brink’s Co. (The)	92,900	3,444,732
Deluxe Corp.	112,700	7,530,614
Downer EDI Ltd. (Australia)	94,330	392,455
Ennis, Inc.	78,200	1,317,670
Herman Miller, Inc.	392,700	11,231,220
Intrum Justitia AB (Sweden)	93,199	3,005,789
ISS A/S (Denmark)	174,087	7,234,139
Kimball International, Inc. (Class B Stock)	33,300	430,902
Knoll, Inc.	125,300	2,863,105
Okamura Corp. (Japan)	14,100	136,634
Regus PLC (United Kingdom)	62,239	210,461
Rentokil Initial PLC (United Kingdom)	172,945	497,073
RR Donnelley & Sons Co.	629,300	9,892,596
Securitas AB (Sweden) (Class B Stock)	19,887	333,048
Serco Group PLC (United Kingdom)*	84,336	142,734
Steelcase, Inc. (Class A Stock)	372,400	5,172,636
West Corp.	71,400	1,576,512

		56,617,712

Communications Equipment — 0.7%
Arista Networks, Inc.*	38,400	3,267,072
Brocade Communications Systems, Inc.	851,600	7,860,268
Cisco Systems, Inc.	743,000	23,567,960

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
CommScope Holding Co., Inc.*	25,000	$752,750
Digi International, Inc.*	35,200	401,280
Extreme Networks, Inc.*	104,400	468,756
F5 Networks, Inc.*	114,800	14,308,672
Ixia*	107,400	1,342,500
Juniper Networks, Inc.	200,600	4,826,436
NETGEAR, Inc.*	131,600	7,960,484
Plantronics, Inc.	162,500	8,443,500
ShoreTel, Inc.*	30,300	242,400
Sonus Networks, Inc.*	49,500	385,110

		73,827,188

Construction & Engineering — 0.5%
Argan, Inc.	69,600	4,119,624
China Communications Construction Co. Ltd. (China) (Class H Stock)	42,000	44,572
China Railway Construction Corp. Ltd. (China) (Class H Stock)	18,500	21,199
China Railway Group Ltd. (China) (Class H Stock)	38,000	27,782
Comfort Systems USA, Inc.	32,500	952,575
EMCOR Group, Inc.	256,600	15,298,492
Hazama Ando Corp. (Japan)	24,000	146,101
Hyundai Development Co.-Engineering & Construction (South Korea)	2,111	98,954
Kajima Corp. (Japan)	1,253,000	8,768,341
KBR, Inc.	623,700	9,436,581
Kumagai Gumi Co. Ltd. (Japan)	50,000	129,099
Larsen & Toubro Ltd. (India), GDR, RegS	4,604	98,526
Maeda Corp. (Japan)	16,000	136,034
NCC AB (Sweden) (Class B Stock)	8,807	230,790
Obayashi Corp. (Japan)	919,900	9,124,287
Peab AB (Sweden)	16,998	146,621
Penta-Ocean Construction Co. Ltd. (Japan)	27,500	156,864
Shimizu Corp. (Japan)	52,000	464,750
Skanska AB (Sweden) (Class B Stock)	31,855	744,219
Taisei Corp. (Japan)	763,000	5,724,230
Toda Corp. (Japan)	26,000	137,090
Vinci SA (France)	47,869	3,665,749

		59,672,480

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	11,500	31,785
CSR Ltd. (Australia)	633,961	1,767,553
Eagle Materials, Inc.(a)	167,400	12,940,020
Fletcher Building Ltd. (New Zealand)	58,256	456,230
Headwaters, Inc.*	47,800	808,776
Shree Cement Ltd. (India)	726	186,053
Siam Cement PCL (The) (Thailand)	4,100	61,441
Sumitomo Osaka Cement Co. Ltd. (Japan)	1,625,000	7,543,575
United States Lime & Minerals, Inc.	6,300	415,800

		24,211,233

Consumer Finance — 0.4%
Bajaj Finance Ltd. (India)	1,150	18,264
Capital One Financial Corp.	290,500	20,866,615
Discover Financial Services	62,800	3,551,340
Enova International, Inc.*	21,200	205,216
Navient Corp.	445,100	6,440,597
Nelnet, Inc. (Class A Stock)	42,627	1,720,852

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
SLM Corp.*(a)	755,800	$5,645,826
Synchrony Financial	121,800	3,410,400

		41,859,110

Containers & Packaging — 0.4%
AptarGroup, Inc.	8,900	688,949
BillerudKorsnas AB (Sweden)	16,333	289,018
Crown Holdings, Inc.*	101,900	5,817,471
Greif, Inc. (Class A Stock)(a)	188,900	9,367,551
Klabin SA (Brazil), UTS	5,300	27,770
Owens-Illinois, Inc.*	375,600	6,907,284
Packaging Corp. of America	237,042	19,262,033
Silgan Holdings, Inc.(a)	44,800	2,266,432

		44,626,508

Distributors — 0.1%
D’ieteren SA (Belgium)	20,441	953,313
Imperial Holdings Ltd. (South Africa)	1,463	17,864
Inchcape PLC (United Kingdom)	360,430	3,075,452
Jardine Cycle & Carriage Ltd. (Singapore)	9,400	296,914
Pool Corp.	115,500	10,917,060

		15,260,603

Diversified Consumer Services — 0.1%
American Public Education, Inc.*	21,400	423,934
Capella Education Co.	25,800	1,497,432
Graham Holdings Co. (Class B Stock)	4,700	2,262,439
Grand Canyon Education, Inc.*	19,300	779,527
Kroton Educacional SA (Brazil)	6,400	29,322
New Oriental Education & Technology Group, Inc. (China), ADR*	3,700	171,532
Service Corp. International	287,500	7,630,250

		12,794,436

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	196,486	28,386,332
Far East Horizon Ltd. (China)	18,000	17,123
FirstRand Ltd. (South Africa)	31,192	108,071
Fubon Financial Holding Co. Ltd. (Taiwan)	61,000	90,640
Metro Pacific Investments Corp. (Philippines)	136,300	19,976
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	511,300	2,346,320
ORIX Corp. (Japan)	649,700	9,584,802
Power Finance Corp. Ltd. (India)	128,456	232,746
RMB Holdings Ltd. (South Africa)	25,195	107,497
Tokyo Century Corp. (Japan)	3,900	141,725

		41,035,232

Diversified Telecommunication Services — 1.3%
AT&T, Inc.(a)	1,469,008	59,656,415
China Communications Services Corp. Ltd. (China) (Class H Stock)	25,000	15,692
China Telecom Corp. Ltd. (China) (Class H Stock)	154,000	78,565
Chunghwa Telecom Co. Ltd. (Taiwan)	22,000	77,588
Cincinnati Bell, Inc.*	55,800	227,664
Deutsche Telekom AG (Germany)	299,350	5,029,261
Hellenic Telecommunications Organization SA (Greece)	8,971	78,728
Inteliquent, Inc.	74,600	1,204,044
KT Corp. (South Korea)	8,039	233,258

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
LG Uplus Corp. (South Korea)	24,326	$260,156
Nippon Telegraph & Telephone Corp. (Japan)	249,700	11,420,277
Ooredoo QSC (Qatar)	745	19,641
Orange SA (France)	208,331	3,264,053
Rostelecom PJSC (Russia), ADR	2,328	17,437
Spark New Zealand Ltd. (New Zealand)	200,466	527,408
Telecom Italia SpA (Italy)*	955,433	793,875
Telecom Italia SpA (Italy) (Savings Share)*	12,339,940	8,376,934
Telefonica SA (Spain)	140,599	1,421,891
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	841,400	280,176
Telkom SA SOC Ltd. (South Africa)	25,237	111,272
Verizon Communications, Inc.	1,086,100	56,455,478

		149,549,813

Electric Utilities — 1.1%
Acciona SA (Spain)	2,671	201,883
American Electric Power Co., Inc.	352,600	22,640,446
Chubu Electric Power Co., Inc. (Japan)	59,500	865,753
Chugoku Electric Power Co., Inc. (The) (Japan)	26,700	335,734
CLP Holdings Ltd. (Hong Kong)	182,000	1,884,985
EDP - Energias de Portugal SA (Portugal)	219,749	737,483
EDP - Energias do Brasil SA (Brazil)	2,900	12,805
El Paso Electric Co.	38,500	1,800,645
Electricite de France SA (France)	52,650	640,870
Enel SpA (Italy)	2,545,293	11,343,722
Entergy Corp.	123,600	9,483,828
Exelon Corp.(a)	721,800	24,028,722
Great Plains Energy, Inc.	337,000	9,196,730
Hawaiian Electric Industries, Inc.	268,500	8,014,725
Hokkaido Electric Power Co., Inc. (Japan)	15,400	131,468
Hokuriku Electric Power Co. (Japan)	16,000	194,976
Iberdrola SA (Spain)	523,938	3,562,485
IDACORP, Inc.	32,200	2,520,616
Infratil Ltd. (New Zealand)	167,133	394,513
Kansai Electric Power Co., Inc. (The) (Japan)*	65,100	592,240
Korea Electric Power Corp. (South Korea)	7,277	356,473
Kyushu Electric Power Co., Inc. (Japan)	42,500	398,915
PGE Polska Grupa Energetyczna SA (Poland)	86,253	229,150
PPL Corp.	590,200	20,403,214
Red Electrica Corp. SA (Spain)	40,446	872,689
Shikoku Electric Power Co., Inc. (Japan)	17,500	173,058
SSE PLC (United Kingdom)	95,511	1,939,409
Tenaga Nasional Bhd (Malaysia)	31,800	109,995
Tohoku Electric Power Co., Inc. (Japan)	42,900	559,457
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	132,300	573,111

		124,200,100

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)*	592,711	13,358,505
AZZ, Inc.	4,900	319,823
Babcock & Wilcox Enterprises, Inc.*	116,500	1,922,250
Eaton Corp. PLC	31,500	2,069,865
Emerson Electric Co.	324,700	17,699,397
EnerSys	42,800	2,961,332
Gamesa Corp. Tecnologica SA (Spain)	348,938	8,360,533

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Havells India Ltd. (India)	1,771	$11,144
Hubbell, Inc.	112,800	12,153,072
Nissin Electric Co. Ltd. (Japan)	14,300	238,382
Regal Beloit Corp.	145,300	8,643,897
Vestas Wind Systems A/S (Denmark)	123,756	10,222,688

		77,960,888

Electronic Equipment, Instruments & Components — 1.1%
AAC Technologies Holdings, Inc. (China)	24,500	247,549
Anixter International, Inc.*	74,400	4,798,800
Arrow Electronics, Inc.*	245,600	15,711,032
Avnet, Inc.	306,789	12,596,756
Azbil Corp. (Japan)	6,000	181,325
Barco NV (Belgium)	2,870	225,393
Belden, Inc.(a)	18,200	1,255,618
Cognex Corp.	84,400	4,461,384
Comet Holding AG (Switzerland)*	148	135,622
CONEXIO Corp. (Japan)	20,900	289,541
ePlus, Inc.*	17,900	1,689,939
Fingerprint Cards AB (Sweden) (Class B Stock)*	30,749	360,748
Halma PLC (United Kingdom)	35,777	485,737
Hitachi High-Technologies Corp. (Japan)	100,800	4,035,127
Hon Hai Precision Industry Co. Ltd. (Taiwan)	58,916	149,097
Insight Enterprises, Inc.*	52,400	1,705,620
Itron, Inc.*	52,000	2,899,520
Jabil Circuit, Inc.	192,100	4,191,622
Keysight Technologies, Inc.*	39,100	1,239,079
Kudelski SA (Switzerland)*	41,008	764,575
Largan Precision Co. Ltd. (Taiwan)	3,000	365,629
Maruwa Co. Ltd. (Japan)	4,500	170,070
Mycronic AB (Sweden)	157,719	1,970,118
Orbotech Ltd. (Israel)*	170,000	5,033,700
PC Connection, Inc.	38,900	1,027,738
Sanmina Corp.*	110,000	3,131,700
ScanSource, Inc.*	62,300	2,273,950
Siix Corp. (Japan)	4,000	162,182
Spectris PLC (United Kingdom)	11,278	287,173
SYNNEX Corp.	158,700	18,109,257
TDK Corp. (Japan)	29,700	1,989,874
Tech Data Corp.*	93,900	7,954,269
Truly International Holdings Ltd. (Hong Kong)	3,734,000	1,526,928
Venture Corp. Ltd. (Singapore)	228,400	1,511,997
Vishay Intertechnology, Inc.(a)	226,300	3,188,567
WPG Holdings Ltd. (Taiwan)	41,000	48,643
Zebra Technologies Corp. (Class A Stock)*(a)	185,600	12,919,616

		119,095,495

Energy Equipment & Services — 0.4%
Archrock, Inc.	190,800	2,495,664
Diamond Offshore Drilling, Inc.(a)	76,600	1,348,926
Ensco PLC (Class A Stock)	2,327,200	19,781,200
John Wood Group PLC (United Kingdom)	33,437	329,132
Matrix Service Co.*	56,800	1,065,568
McDermott International, Inc.*(a)	1,037,900	5,199,879
Nabors Industries Ltd.	1,295,100	15,748,416

		45,968,785

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Assets Trust, Inc.	53,033	$2,300,572
American Campus Communities, Inc.	337,200	17,153,364
American Tower Corp.	43,000	4,873,190
Ascott Residence Trust (Singapore)	156,700	130,936
Ashford Hospitality Trust, Inc.	234,800	1,382,972
Befimmo SA (Belgium)	2,048	123,707
Brixmor Property Group, Inc.	160,200	4,451,958
BWP Trust (Australia)	48,294	119,132
CapitaLand Retail China Trust (Singapore)	101,600	120,317
Care Capital Properties, Inc.	251,200	7,159,200
CBL & Associates Properties, Inc.(a)	32,600	395,764
Champion REIT (Hong Kong)	220,000	133,868
Charter Hall Group (Australia)	33,126	130,248
Chatham Lodging Trust	67,300	1,295,525
Chesapeake Lodging Trust(a)	135,600	3,105,240
Corporate Office Properties Trust	280,300	7,946,505
Corrections Corp. of America(a)	505,000	7,004,350
Crown Castle International Corp.(a)	152,400	14,357,604
DCT Industrial Trust, Inc.	57,100	2,772,205
Dexus Property Group (Australia)	1,355,417	9,526,646
DiamondRock Hospitality Co.	29,400	267,540
Douglas Emmett, Inc.(a)	195,600	7,164,828
Duke Realty Corp.(a)	329,300	8,999,769
DuPont Fabros Technology, Inc.	15,300	631,125
Equity One, Inc.	51,300	1,570,293
Forest City Realty Trust, Inc. (Class A Stock)	674,900	15,610,437
Franklin Street Properties Corp.	562,654	7,089,440
Gecina SA (France)	2,091	329,522
General Growth Properties, Inc.(a)	305,000	8,418,000
GEO Group, Inc. (The)(a)	649,497	15,445,039
Gladstone Commercial Corp.	36,700	683,721
Goodman Group (Australia)	162,785	912,360
GPT Group (The) (Australia)	169,316	659,327
Growthpoint Properties Australia Ltd. (Australia)	208,729	549,725
Hansteen Holdings PLC (United Kingdom)	93,973	141,417
Highwoods Properties, Inc.	160,000	8,339,200
Hospitality Properties Trust	411,946	12,243,035
Hudson Pacific Properties, Inc.	49,100	1,613,917
Hyprop Investments Ltd. (South Africa)	2,271	20,034
Independence Realty Trust, Inc.(a)	30,400	273,600
InfraREIT, Inc.	72,600	1,316,964
Intu Properties PLC (United Kingdom)	87,610	335,887
Investa Office Fund (Australia)	55,397	194,425
Kite Realty Group Trust	39,900	1,106,028
Klepierre (France)	20,472	939,730
Lexington Realty Trust	476,700	4,910,010
Liberty Property Trust	313,601	12,653,800
Life Storage, Inc.	17,700	1,574,238
Link REIT (Hong Kong)	295,000	2,177,718
Mack-Cali Realty Corp.	196,400	5,346,008
Mapletree Greater China Commercial Trust (Singapore)	4,041,400	3,264,537
Mapletree Industrial Trust (Singapore)	117,800	154,330
Medical Properties Trust, Inc.	52,900	781,333
Mercialys SA (France)	5,539	133,285
Mid-America Apartment Communities, Inc.	166,600	15,658,734
Mirvac Group (Australia)	4,135,148	7,128,988
NexPoint Residential Trust, Inc.	45,500	894,530
Parkway Properties, Inc.	29,300	498,393

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	190,200	$10,183,308
Rayonier, Inc.	275,400	7,309,116
Redefine Properties Ltd. (South Africa)	203,553	169,839
Ryman Hospitality Properties, Inc.	186,200	8,967,392
Safestore Holdings PLC (United Kingdom)	243,365	1,212,186
Segro PLC (United Kingdom)	77,232	453,742
Senior Housing Properties Trust	705,200	16,015,092
Simon Property Group, Inc.	68,000	14,076,680
Summit Hotel Properties, Inc.	176,400	2,321,424
Sunlight Real Estate Investment Trust (Hong Kong)	597,000	381,441
Suntec Real Estate Investment Trust (Singapore)	216,800	273,381
Taubman Centers, Inc.	140,900	10,484,369
Tier REIT, Inc	25,300	390,632
Tritax Big Box REIT PLC (United Kingdom)	80,081	143,862
Urstadt Biddle Properties, Inc. (Class A Stock)	21,100	468,842
VEREIT, Inc.	980,700	10,169,859
Warehouses De Pauw CVA (Belgium)	2,949	293,157
Washington Prime Group, Inc.	170,500	2,110,790
Weingarten Realty Investors	299,400	11,670,612
Xenia Hotels & Resorts, Inc.	194,200	2,947,956

		334,558,250

Food & Staples Retailing — 0.9%
Almacenes Exito SA (Colombia)	44,479	226,764
Axfood AB (Sweden)	158,668	2,801,127
Casino Guichard Perrachon SA (France)	5,387	262,210
Cencosud SA (Chile)	98,118	294,731
CVS Health Corp.	41,100	3,657,489
Distribuidora Internacional de Alimentacion SA (Spain)	58,718	363,611
Greggs PLC (United Kingdom)	9,854	129,485
ICA Gruppen AB (Sweden)	226,240	7,473,472
Ingles Markets, Inc. (Class A Stock)	74,300	2,937,822
J Sainsbury PLC (United Kingdom)	2,412,973	7,685,428
Kesko OYJ (Finland) (Class B Stock)	5,933	273,333
Kroger Co. (The)	592,560	17,587,181
Magnit PJSC (Russia), GDR, RegS	1,618	67,454
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	13,800	713,051
METRO AG (Germany)	265,682	7,908,271
President Chain Store Corp. (Taiwan)	5,000	39,824
Rallye SA (France)	12,037	197,586
Shoprite Holdings Ltd. (South Africa)	4,485	62,667
Shufersal Ltd. (Israel)	149,599	576,982
Sonae SGPS SA (Portugal)	4,193,998	3,202,023
SPAR Group Ltd. (The) (South Africa)	1,553	21,782
SpartanNash Co.	32,700	945,684
Sun Art Retail Group Ltd. (Hong Kong)	22,500	15,563
SUPERVALU, Inc.*	308,600	1,539,914
United Natural Foods, Inc.*	19,500	780,780
Wal-Mart de Mexico SAB de CV (Mexico)	84,500	184,996
Wal-Mart Stores, Inc.	517,800	37,343,736

		97,292,966

Food Products — 1.6%
Atria OYJ (Finland)	29,958	310,160
Austevoll Seafood ASA (Norway)	226,740	1,911,122
Bakkafrost P/F (Faroe Islands)	67,092	2,806,759
Bunge Ltd.	411,300	24,361,299

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Charoen Pokphand Foods PCL (Thailand)	334,900	$306,871
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	682,591
Cloetta AB (Sweden) (Class B Stock)	129,675	470,068
ConAgra Foods, Inc.	402,100	18,942,931
Dean Foods Co.(a)	76,400	1,252,960
Ebro Foods SA (Spain)	38,079	885,736
Fresh Del Monte Produce, Inc.	74,400	4,456,560
General Mills, Inc.	185,500	11,849,740
Grupo Lala SAB de CV (Mexico)	5,900	11,259
Hain Celestial Group, Inc. (The)*	123,300	4,387,014
Indofood Sukses Makmur Tbk PT (Indonesia)	41,400	27,688
Ingredion, Inc.	162,400	21,608,944
J.M. Smucker Co. (The)	58,700	7,956,198
JBS SA (Brazil)	70,800	257,324
La Doria SpA (Italy)	9,913	96,282
Leroy Seafood Group ASA (Norway)	7,983	404,107
Marine Harvest ASA (Norway)*	157,774	2,830,163
MEIJI Holdings Co. Ltd. (Japan)	10,700	1,062,410
Nestle SA (Switzerland)	201,301	15,895,548
Nippon Suisan Kaisha Ltd. (Japan)	26,200	112,692
Orkla ASA (Norway)	77,497	802,501
Post Holdings, Inc.*	127,400	9,831,458
Salmar ASA (Norway)	21,978	671,917
Sanderson Farms, Inc.(a)	123,100	11,858,223
Schouw & Co. (Denmark)	12,540	817,143
Seaboard Corp.*	320	1,100,800
Select Harvests Ltd. (Australia)	427,079	1,864,357
Tassal Group Ltd. (Australia)	137,586	425,911
Tate & Lyle PLC (United Kingdom)	43,491	422,154
Thai Union Group PCL (Thailand) (Class F Stock)	46,000	28,410
Tyson Foods, Inc. (Class A Stock)(a)	322,200	24,058,674
Uni-President Enterprises Corp. (Taiwan)	148,000	278,464
WH Group Ltd. (Hong Kong)	10,608,500	8,574,246
Wilmar International Ltd. (Singapore)	1,060,500	2,517,825

		186,138,509

Gas Utilities — 0.5%
Atmos Energy Corp.	71,783	5,345,680
Chesapeake Utilities Corp.	14,800	903,688
Enagas SA (Spain)	21,201	637,778
Gas Natural SDG SA (Spain)	433,437	8,910,673
National Fuel Gas Co.(a)	206,300	11,154,641
New Jersey Resources Corp.(a)	109,500	3,598,170
ONE Gas, Inc.	12,900	797,736
Rubis SCA (France)	3,616	331,656
Southwest Gas Corp.	31,700	2,214,562
UGI Corp.	518,550	23,459,202

		57,353,786

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	272,600	11,528,254
ABIOMED, Inc.*	97,100	12,485,118
Align Technology, Inc.*	151,500	14,203,125
Ansell Ltd. (Australia)	222,931	3,935,693
Baxter International, Inc.(a)	262,200	12,480,720
Becton Dickinson and Co.	122,600	22,034,898
Boston Scientific Corp.*	593,900	14,134,820
C.R. Bard, Inc.	47,000	10,541,160

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Cantel Medical Corp.	49,600	$3,867,808
Glaukos Corp.*	14,000	528,360
Haemonetics Corp.*	21,300	771,273
Halyard Health, Inc.*	317,100	10,990,686
Hill-Rom Holdings, Inc.	277,800	17,218,044
Hologic, Inc.*	505,100	19,613,033
ICU Medical, Inc.*	12,500	1,579,750
IDEXX Laboratories, Inc.*	148,300	16,717,859
Intuitive Surgical, Inc.*	7,400	5,363,742
LeMaitre Vascular, Inc.	20,900	414,656
Masimo Corp.*	71,900	4,277,331
Medtronic PLC	99,600	8,605,440
Merit Medical Systems, Inc.*	39,900	969,171
Nipro Corp. (Japan)	35,600	452,759
NxStage Medical, Inc.*	55,700	1,391,943
OraSure Technologies, Inc.*	35,300	281,341
Orthofix International NV*	31,900	1,364,363
Straumann Holding AG (Switzerland)	968	378,684
Teleflex, Inc.	62,600	10,519,930
Terumo Corp. (Japan)	27,000	1,038,572
West Pharmaceutical Services, Inc.	228,500	17,023,250

		224,711,783

Health Care Providers & Services — 1.3%
Alfresa Holdings Corp. (Japan)	324,400	6,868,963
Anthem, Inc.	173,500	21,741,285
Chemed Corp.	1,600	225,712
Express Scripts Holding Co.*	360,800	25,447,224
Fresenius SE & Co. KGaA (Germany)	32,680	2,610,543
LHC Group, Inc.*	22,000	811,360
Magellan Health, Inc.*	46,400	2,493,072
McKesson Corp.	6,900	1,150,575
Medipal Holdings Corp. (Japan)	395,300	6,852,186
Metlifecare Ltd. (New Zealand)	64,837	295,291
National HealthCare Corp.	14,600	963,454
PharMerica Corp.*	17,600	494,032
Qualicorp SA (Brazil)	31,000	182,445
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	104,100	282,718
Sinopharm Group Co. Ltd. (China) (Class H Stock)	11,200	54,245
Summerset Group Holdings Ltd. (New Zealand)	33,207	128,365
Suzuken Co. Ltd. (Japan)	7,700	254,258
Toho Holdings Co. Ltd. (Japan)	125,500	2,663,047
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	5,200	114,036
UnitedHealth Group, Inc.	301,600	42,224,000
VCA, Inc.*	169,100	11,833,618
WellCare Health Plans, Inc.*	167,600	19,624,284

		147,314,713

Health Care Technology — 0.1%
Cotiviti Holdings, Inc.*(a)	58,000	1,944,740
HMS Holdings Corp.*	145,300	3,221,301
Quality Systems, Inc.	72,000	815,040

		5,981,081

Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	140,320	1,707,265
Biglari Holdings, Inc.*	1,900	828,438

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
BJ’s Restaurants, Inc.*	16,400	$583,020
Bloomin’ Brands, Inc.	120,300	2,073,972
Bojangles’, Inc.*	38,700	617,652
Brinker International, Inc.(a)	256,900	12,955,467
Compass Group PLC (United Kingdom)	237,253	4,594,771
Denny’s Corp.*	115,500	1,234,695
DineEquity, Inc.	25,100	1,987,669
Domino’s Pizza Group PLC (United Kingdom)	46,340	224,342
Eldorado Resorts, Inc.*	20,300	285,418
Emperor Entertainment Hotel Ltd. (Hong Kong)	920,000	238,651
Extended Stay America, Inc., UTS(a)	122,400	1,738,080
Fiesta Restaurant Group, Inc.*	31,700	760,800
Genting Bhd (Malaysia)	21,100	40,503
Genting Malaysia Bhd (Malaysia)	27,900	30,715
International Speedway Corp. (Class A Stock)	86,400	2,887,488
Isle of Capri Casinos, Inc.*	27,000	601,560
Jack in the Box, Inc.	9,800	940,212
Jollibee Foods Corp. (Philippines)	4,030	20,547
Kangwon Land, Inc. (South Korea)	1,086	38,806
Kura Corp. (Japan)	12,400	603,911
Ladbrokes PLC (United Kingdom)	88,077	159,717
McDonald’s Corp.	265,400	30,616,544
Paddy Power Betfair PLC (Ireland)	43,300	4,896,218
Panera Bread Co. (Class A Stock)*(a)	34,200	6,659,424
Papa John’s International, Inc.(a)	11,700	922,545
Round One Corp. (Japan)	19,700	133,612
Ruth’s Hospitality Group, Inc.	65,800	929,096
Texas Roadhouse, Inc.	303,500	11,845,605
TUI AG (Germany)	45,535	647,045
Unibet Group PLC (Malta), SDR	19,752	183,570
Wyndham Worldwide Corp.(a)	78,100	5,258,473

		97,245,831

Household Durables — 0.8%
Arcelik A/S (Turkey)	34,788	244,832
Bassett Furniture Industries, Inc.	16,200	376,650
Crest Nicholson Holdings PLC (United Kingdom)	23,658	138,336
D.R. Horton, Inc.	561,500	16,957,300
Electrolux AB (Sweden) (Class B Stock)	23,574	590,453
Flexsteel Industries, Inc.	10,700	553,404
Haseko Corp. (Japan)	27,500	264,515
Iida Group Holdings Co. Ltd. (Japan)	420,300	8,457,582
La-Z-Boy, Inc.	88,125	2,164,350
Lennar Corp. (Class A Stock)(a)	34,600	1,464,964
LG Electronics, Inc. (South Korea)	1,015	44,328
Meritage Homes Corp.*	22,500	780,750
Nien Made Enterprise Co. Ltd. (Taiwan)	21,000	271,562
Nikon Corp. (Japan)	31,700	473,416
NVR, Inc.*	6,300	10,331,181
Panasonic Corp. (Japan)	206,100	2,061,321
Redrow PLC (United Kingdom)	26,445	136,851
SEB SA (France)	2,766	390,653
Sekisui House Ltd. (Japan)	7,900	134,590
Steinhoff International Holdings NV (Netherlands)	26,469	151,586
Sumitomo Forestry Co. Ltd. (Japan)	453,900	6,074,841

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp. (Class A Stock)*	175,100	$3,081,760
Tempur Sealy International, Inc.*(a)	131,600	7,466,984
Token Corp. (Japan)	1,800	134,117
Toll Brothers, Inc.*	211,300	6,309,418
TRI Pointe Group, Inc.*	1,048,800	13,823,184
Tupperware Brands Corp.(a)	64,200	4,196,754
Zojirushi Corp. (Japan)	8,400	137,273

		87,212,955

Household Products — 0.9%
Colgate-Palmolive Co.	405,900	30,093,426
Henkel AG & Co. KGaA (Germany)	9,955	1,161,097
Kimberly-Clark Corp.	191,800	24,193,652
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	106,800	241,584
Procter & Gamble Co. (The)	419,300	37,632,175
Reckitt Benckiser Group PLC (United Kingdom)	79,079	7,444,844

		100,766,778

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	822,300	10,566,555
China Power International Development Ltd. (China)	94,000	36,420
China Resources Power Holdings Co. Ltd. (China)	18,000	31,292
Electric Power Development Co. Ltd. (Japan)	14,100	338,884
Glow Energy PCL (Thailand)	4,805	11,059
Huadian Power International Corp. Ltd. (China) (Class H Stock)	372,000	167,908
Huaneng Power International, Inc. (China) (Class H Stock)	344,000	216,969
Ormat Technologies, Inc.	22,700	1,098,907
Uniper SE (Germany)*	19,176	234,910

		12,702,904

Industrial Conglomerates — 1.0%
3M Co.	72,600	12,794,298
Beijing Enterprises Holdings Ltd. (China)	4,500	22,965
Carlisle Cos., Inc.	248,447	25,483,209
CITIC Ltd. (China)	45,000	64,714
DCC PLC (United Kingdom)	61,142	5,555,123
General Electric Co.(a)	856,271	25,362,747
Honeywell International, Inc.	260,300	30,348,377
Hopewell Holdings Ltd. (Hong Kong)	57,500	210,768
JG Summit Holdings, Inc. (Philippines)	46,140	71,039
KOC Holding A/S (Turkey)	59,475	255,525
LG Corp. (South Korea)	888	52,477
Samsung C&T Corp. (South Korea)	719	97,727
Siemens AG (Germany)	73,116	8,573,649
SK Holdings Co. Ltd. (South Korea)	1,310	253,511

		109,146,129

Insurance — 2.1%
Aflac, Inc.(a)	155,700	11,190,159
Alleghany Corp.*	31,100	16,328,122
Allianz SE (Germany)	101,521	15,087,135
Allstate Corp. (The)	320,800	22,192,944
Alm Brand A/S (Denmark)	35,209	269,784
Ambac Financial Group, Inc.*	13,900	255,621

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Equity Investment Life Holding Co.	175,300	$3,108,069
American Financial Group, Inc.	196,700	14,752,500
American International Group, Inc.	21,400	1,269,876
Aspen Insurance Holdings Ltd. (Bermuda)	129,100	6,014,769
Assicurazioni Generali SpA (Italy)	111,121	1,356,122
Assured Guaranty Ltd.	182,000	5,050,500
AXA SA (France)	371,251	7,893,646
Brown & Brown, Inc.	44,700	1,685,637
Cathay Financial Holding Co. Ltd. (Taiwan)	75,550	97,140
China Life Insurance Co. Ltd. (Taiwan)	298,880	274,564
CNP Assurances (France)	16,275	273,436
EMC Insurance Group, Inc.	10,550	284,111
Endurance Specialty Holdings Ltd.	119,900	7,847,455
FBL Financial Group, Inc. (Class A Stock)	8,700	556,539
Federated National Holding Co.	27,200	508,368
First American Financial Corp.	216,000	8,484,480
Genworth Financial, Inc. (Class A Stock)*	786,500	3,901,040
Hannover Rueck SE (Germany)	5,621	602,548
Hanover Insurance Group, Inc. (The)	111,000	8,371,620
HCI Group, Inc.	35,900	1,089,924
Heritage Insurance Holdings, Inc.	30,100	433,741
Hiscox Ltd. (United Kingdom)	26,468	357,154
Legal & General Group PLC (United Kingdom)	574,829	1,629,070
Liberty Holdings Ltd. (South Africa)	1,076	9,142
MetLife, Inc.	340,200	15,115,086
MS&AD Insurance Group Holdings, Inc. (Japan)	45,600	1,270,927
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	15,241	2,846,515
National General Holdings Corp.	57,200	1,272,128
National Western Life Group, Inc. (Class A Stock)	2,600	533,962
NN Group NV (Netherlands)	208,573	6,403,313
Old Republic International Corp.	725,400	12,781,548
Phoenix Group Holdings (United Kingdom)	227,892	2,594,460
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	76,000	127,419
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	90,000	471,797
Poste Italiane SpA (Italy)	49,536	339,866
Progressive Corp. (The)	37,700	1,187,550
Qatar Insurance Co. SAQ (Qatar)	1,109	27,067
Reinsurance Group of America, Inc.	159,400	17,205,636
RSA Insurance Group PLC (United Kingdom)	95,295	673,026
Selective Insurance Group, Inc.	11,500	458,390
Suncorp Group Ltd. (Australia)	120,758	1,126,599
Swiss Life Holding AG (Switzerland)*	34,240	8,879,207
Swiss Re AG (Switzerland)	124,499	11,244,555
UNIQA Insurance Group AG (Austria)	245,674	1,596,731
United Insurance Holdings Corp.	29,900	507,702
Universal Insurance Holdings, Inc.(a)	21,100	531,720
XL Group Ltd. (Ireland)	407,900	13,717,677

		242,088,097

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc. (Class A Stock)*	90,600	$830,802
Amazon.com, Inc.*	79,100	66,231,221
ASOS PLC (United Kingdom)*	5,460	343,586
FTD Cos., Inc.*	44,900	923,593
HSN, Inc.	138,600	5,516,280
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	103,200	2,254,920
Nutrisystem, Inc.	44,900	1,333,081
Trade Me Group Ltd. (New Zealand)	36,755	150,631

		77,584,114

Internet Software & Services — 1.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	8,100	856,899
Alphabet, Inc. (Class A Stock)*	53,200	42,775,992
Alphabet, Inc. (Class C Stock)*	53,893	41,890,490
Baidu, Inc. (China), ADR*	1,300	236,691
Bankrate, Inc.*	288,700	2,448,176
Bazaarvoice, Inc.*	129,900	767,709
Brightcove, Inc.*	84,300	1,100,115
CoStar Group, Inc.*	11,500	2,490,095
DHI Group, Inc.*	31,300	246,957
EarthLink Holdings Corp.	29,600	183,520
eBay, Inc.*	828,200	27,247,780
Endurance International Group Holdings, Inc.*(a)	65,500	573,125
Facebook, Inc. (Class A Stock)*	558,200	71,600,314
j2 Global, Inc.(a)	103,800	6,914,118
LogMeIn, Inc.	26,900	2,431,491
NAVER Corp. (South Korea)	557	448,420
NetEase, Inc. (China), ADR	1,000	240,780
NIC, Inc.	80,000	1,880,000
Rackspace Hosting, Inc.*	308,000	9,760,520
RetailMeNot, Inc.*	118,200	1,168,998
SPS Commerce, Inc.*	16,700	1,225,947
Tencent Holdings Ltd. (China)	61,900	1,720,946

		218,209,083

IT Services — 1.7%
Accenture PLC (Class A Stock)	265,000	32,375,050
Alten SA (France)	14,166	990,957
Altran Technologies SA (France)*	12,528	185,262
Amadeus IT Group SA (Spain) (Class A Stock)	41,566	2,074,693
Atos SE (France)	8,208	883,667
Bechtle AG (Germany)	1,412	163,478
Broadridge Financial Solutions, Inc.	173,492	11,761,023
CACI International, Inc. (Class A Stock)*	11,100	1,119,990
Capgemini SA (France)	38,961	3,819,891
Cardtronics PLC (Class A Stock)*(a)	216,800	9,669,280
Cognizant Technology Solutions Corp. (Class A Stock)*	394,800	18,835,908
CoreLogic, Inc.*	237,400	9,310,828
DST Systems, Inc.	89,000	10,494,880
DTS Corp. (Japan)	6,600	146,974
First Data Corp. (Class A Stock)*	734,200	9,662,072
Fiserv, Inc.*	13,400	1,332,898
Hackett Group, Inc. (The)	34,300	566,636
HCL Technologies Ltd. (India)	25,437	306,037
Infosys Ltd. (India), ADR	2,400	37,872
Itochu Techno-Solutions Corp. (Japan)	169,600	4,364,161

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Leidos Holdings, Inc.	249,400	$10,794,032
Mastercard, Inc. (Class A Stock)	301,300	30,663,301
NeuStar, Inc. (Class A Stock)*(a)	79,500	2,113,905
Paysafe Group PLC (Isle of Man)*	42,587	246,020
Samsung SDS Co. Ltd. (South Korea)	331	46,568
Science Applications International Corp.	129,900	9,011,163
SCSK Corp. (Japan)	4,500	182,109
Tech Mahindra Ltd. (India)	11,562	73,092
TeleTech Holdings, Inc.	9,200	266,708
Tieto OYJ (Finland)	5,178	163,454
TIS, Inc. (Japan)	132,900	3,449,830
Total System Services, Inc.	195,600	9,222,540
Travelport Worldwide Ltd.	238,000	3,577,140
TravelSky Technology Ltd. (China) (Class H Stock)	9,000	21,481
Worldpay Group PLC (United Kingdom)	2,286,475	8,766,829

		196,699,729

Leisure Products — 0.3%
Bandai Namco Holdings, Inc. (Japan)	296,300	9,069,175
Brunswick Corp.	187,700	9,156,006
Sankyo Co. Ltd. (Japan)	4,200	143,490
Sega Sammy Holdings, Inc. (Japan)	254,100	3,624,723
Smith & Wesson Holding Corp.*(a)	459,100	12,207,469
Sturm Ruger & Co., Inc.(a)	40,600	2,345,056
Thule Group AB (Sweden)	8,632	147,225
Yamaha Corp. (Japan)	16,000	517,942

		37,211,086

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	160,100	13,342,734
PRA Health Sciences, Inc.*	70,000	3,955,700
QIAGEN NV*	21,646	596,853
Thermo Fisher Scientific, Inc.	80,200	12,756,612
VWR Corp.*	246,300	6,985,068

		37,636,967

Machinery — 1.6%
Alamo Group, Inc.	12,000	790,680
Atlas Copco AB (Sweden) (Class A Stock)	353,195	10,632,771
Atlas Copco AB (Sweden) (Class B Stock)	15,098	412,552
Cargotec Oyj (Finland) (Class B Stock)	4,120	189,081
Crane Co.	145,200	9,149,052
Cummins, Inc.	57,200	7,330,180
Eicher Motors Ltd. (India)	112	41,859
FreightCar America, Inc.	33,700	484,606
Fuji Machine Manufacturing Co. Ltd. (Japan)	11,700	135,364
Georg Fischer AG (Switzerland)	531	465,524
Global Brass & Copper Holdings, Inc.	151,200	4,368,168
Graco, Inc.	114,000	8,436,000
Harsco Corp.	127,000	1,261,110
Hyster-Yale Materials Handling, Inc.	19,282	1,159,427
IDEX Corp.	38,000	3,555,660
Illinois Tool Works, Inc.(a)	148,200	17,760,288
Industria Macchine Automatiche SpA (Italy)	10,823	718,907
Ingersoll-Rand PLC	187,200	12,718,368
Japan Steel Works Ltd. (The) (Japan)	6,000	136,276
Kadant, Inc.	5,200	270,972
Kone OYJ (Finland) (Class B Stock)	165,406	8,397,214

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Lincoln Electric Holdings, Inc.(a)	48,775	$3,054,291
Lydall, Inc.*	26,700	1,365,171
Milacron Holdings Corp.*(a)	21,400	341,544
Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	697,000	980,258
Morgan Advanced Materials PLC (United Kingdom)	34,830	130,530
Mueller Industries, Inc.	64,000	2,074,880
Nordson Corp.(a)	61,900	6,167,097
NSK Ltd. (Japan)	30,700	314,760
Oshkosh Corp.	221,600	12,409,600
Rexnord Corp.*	98,800	2,115,308
Rieter Holding AG (Switzerland)*	656	133,086
Schindler Holding AG (Switzerland), (SWX)	1,903	360,443
Spirax-Sarco Engineering PLC (United Kingdom)	6,662	388,323
SPX Corp.*	34,900	702,886
SPX FLOW, Inc.*	189,800	5,868,616
Stanley Black & Decker, Inc.	173,300	21,312,434
Supreme Industries, Inc. (Class A Stock)	38,700	746,910
Takuma Co. Ltd. (Japan)	100,000	944,394
Terex Corp.	193,300	4,911,753
Toro Co. (The)	242,400	11,354,016
Toshiba Machine Co. Ltd. (Japan)	43,000	147,678
TriMas Corp.*	23,500	437,335
Trinity Industries, Inc.	209,900	5,075,382
Volvo AB (Sweden) (Class B Stock)	140,219	1,601,003
Wabash National Corp.*(a)	762,600	10,859,424
Weichai Power Co. Ltd. (China) (Class H Stock)	180,000	242,869

		182,454,050

Marine
AP Moeller - Maersk A/S (Denmark) (Class A Stock)	350	491,746
Dfds A/S (Denmark)	16,889	855,780
Kuehne + Nagel International AG (Switzerland)	3,858	560,669
Matson, Inc.	77,700	3,098,676
MISC Bhd (Malaysia)	10,500	19,175

		5,026,046

Media — 1.0%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	31,300	973,117
AMC Networks, Inc. (Class A Stock)*	179,100	9,288,126
Amuse, Inc. (Japan)	13,600	250,644
Astro Malaysia Holdings Bhd (Malaysia)	14,500	9,573
Cinemark Holdings, Inc.	210,000	8,038,800
Comcast Corp. (Class A Stock)	461,600	30,622,544
Discovery Communications, Inc. (Class C Stock)*	132,200	3,478,182
Grupo Televisa SAB (Mexico), UTS	23,100	118,659
Informa PLC (United Kingdom)	62,407	575,757
Naspers Ltd. (South Africa) (Class N Stock)	2,805	485,470
New Media Investment Group, Inc.	58,300	903,650
New York Times Co. (The) (Class A Stock)	33,500	400,325
News Corp. (Class A Stock)	234,300	3,275,514
Pearson PLC (United Kingdom)	79,301	775,215
ProSiebenSat.1 Media SE (Germany)	20,837	893,395
RTL Group SA (Luxembourg)	3,495	290,349

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Sinclair Broadcast Group, Inc. (Class A Stock)	85,100	$2,457,688
TEGNA, Inc.(a)	442,400	9,670,864
Time Warner, Inc.	79,600	6,336,956
Time, Inc.	296,200	4,288,976
Toho Co. Ltd. (Japan)	10,400	345,461
Twenty-First Century Fox, Inc. (Class A Stock)	140,800	3,410,176
Twenty-First Century Fox, Inc. (Class B Stock)	78,800	1,949,512
UBM PLC (United Kingdom)	36,503	337,435
Walt Disney Co. (The)	174,700	16,222,642
WPP PLC (United Kingdom)	466,500	10,965,316
Zee Entertainment Enterprises Ltd. (India)	19,915	163,934

		116,528,280

Metals & Mining — 1.2%
AngloGold Ashanti Ltd. (South Africa)*	3,844	61,436
APERAM SA (Luxembourg)	4,473	201,667
BlueScope Steel Ltd. (Australia)	1,642,961	9,808,520
Boliden AB (Sweden)	42,199	991,873
Centamin PLC (United Kingdom)	104,936	201,556
Commercial Metals Co.	389,300	6,302,767
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	13,461	18,525
Evolution Mining Ltd. (Australia)	2,323,666	4,419,459
Fortescue Metals Group Ltd. (Australia)	2,413,330	9,237,218
Fresnillo PLC (Mexico)	20,491	480,801
Gold Fields Ltd. (South Africa)	7,274	35,260
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	34,900	85,352
Hyundai Steel Co. (South Korea)	5,343	248,368
Kyoei Steel Ltd. (Japan)	48,600	922,313
MMC Norilsk Nickel PJSC (Russia), ADR	2,959	47,285
Newmont Mining Corp.	560,100	22,006,329
Nucor Corp.(a)	139,300	6,888,385
OZ Minerals Ltd. (Australia)	1,398,852	6,541,362
POSCO (South Korea)	207	42,905
Regis Resources Ltd. (Australia)	482,499	1,414,984
Reliance Steel & Aluminum Co.	213,638	15,388,345
Severstal PJSC (Russia), GDR, RegS	5,062	61,098
Sibanye Gold Ltd. (South Africa)	7,099	25,240
Steel Dynamics, Inc.	1,151,700	28,780,983
Tokyo Steel Manufacturing Co. Ltd. (Japan)	857,100	5,789,602
Vale SA (Brazil)	2,601	14,300
Vedanta Ltd. (India), ADR	16,400	170,068
voestalpine AG (Austria)	30,866	1,067,073
Worthington Industries, Inc.	273,700	13,145,811
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	56,000	17,945

		134,416,830

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AG Mortgage Investment Trust, Inc.	32,900	518,175
Ares Commercial Real Estate Corp.	69,200	871,920
Chimera Investment Corp.(a)	717,700	11,447,315
Colony Capital, Inc. (Class A Stock)	73,700	1,343,551
Invesco Mortgage Capital, Inc.	347,027	5,285,221
iStar, Inc.*	58,300	625,559
Ladder Capital Corp.	66,359	878,593
New York Mortgage Trust, Inc.(a)	45,600	274,512

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
PennyMac Mortgage Investment Trust	198,300	$3,089,514
Resource Capital Corp.	46,700	598,227
Starwood Property Trust, Inc.(a)	311,500	7,014,980

		31,947,567

Multiline Retail — 0.4%
Dollar General Corp.	120,000	8,398,800
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	1,800	18,845
Lojas Renner SA (Brazil)	2,300	17,377
Lotte Shopping Co. Ltd. (South Korea)	219	41,239
Macy’s, Inc.	323,100	11,970,855
Matahari Department Store Tbk PT (Indonesia)	21,900	31,097
Target Corp.(a)	333,500	22,904,780

		43,382,993

Multi-Utilities — 0.5%
ACEA SpA (Italy)	124,360	1,563,479
Avista Corp.	81,100	3,389,169
Black Hills Corp.(a)	21,500	1,316,230
DTE Energy Co.	68,600	6,425,762
MDU Resources Group, Inc.	568,293	14,457,374
National Grid PLC (United Kingdom)	354,833	5,011,219
Public Service Enterprise Group, Inc.	458,200	19,184,834
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	46,146	134,883
Vectren Corp.	178,500	8,960,700

		60,443,650

Oil, Gas & Consumable Fuels — 3.0%
Alon USA Energy, Inc.(a)	333,000	2,683,980
Bharat Petroleum Corp. Ltd. (India)	10,654	98,158
BP PLC (United Kingdom)	1,783,330	10,394,506
Caltex Australia Ltd. (Australia)	23,786	628,874
ConocoPhillips	420,300	18,270,441
Cosan SA Industria e Comercio (Brazil)	1,200	13,881
Energen Corp.	286,800	16,554,096
EOG Resources, Inc.	136,300	13,181,573
Euronav NV (Belgium)	117,631	901,238
Exxon Mobil Corp.	550,600	48,056,368
Formosa Petrochemical Corp. (Taiwan)	85,000	256,252
Frontline Ltd. (Norway)(a)	191,072	1,386,456
Galp Energia SGPS SA (Portugal)	655,565	8,956,309
Gazprom PJSC (Russia), ADR	65,635	276,323
HollyFrontier Corp.(a)	153,400	3,758,300
IRPC PCL (Thailand)	95,200	13,408
Kinder Morgan, Inc.	1,256,900	29,072,097
Koninklijke Vopak NV (Netherlands)	6,557	343,897
Lukoil PJSC (Russia), ADR	4,773	232,397
Marathon Petroleum Corp.	298,700	12,124,233
MOL Hungarian Oil & Gas PLC (Hungary)	3,910	242,235
Neste OYJ (Finland)	190,226	8,114,319
Newfield Exploration Co.*	243,700	10,591,202
Novatek OJSC (Russia), GDR, RegS	1,187	130,570
OMV AG (Austria)	13,938	401,305
Paz Oil Co. Ltd. (Israel)	840	131,438
PBF Energy, Inc. (Class A Stock)(a)	401,100	9,080,904
Petroleo Brasileiro SA (Brazil)*	40,400	190,065
Petronas Dagangan Bhd (Malaysia)	1,800	10,230
Phillips 66(a)	306,400	24,680,520

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Polski Koncern Naftowy ORLEN SA (Poland)*	2,405	$40,902
PTT Exploration & Production PCL (Thailand)	7,500	17,532
PTT PCL (Thailand)	9,300	90,987
Reliance Industries Ltd. (India), GDR, 144A	14,758	484,062
Rice Energy, Inc.*	231,400	6,041,854
Rosneft PJSC (Russia), GDR, RegS	18,162	99,165
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	402,313	10,008,652
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	352,734	9,144,825
Sasol Ltd. (South Africa)	3,534	96,551
Scorpio Tankers, Inc. (Monaco)	61,200	283,356
SK Innovation Co. Ltd. (South Korea)	616	91,271
SM Energy Co.(a)	447,800	17,276,124
S-Oil Corp. (South Korea)	404	30,019
Statoil ASA (Norway)	105,018	1,763,073
Surgutneftegas OJSC (Russia), ADR	20,433	98,283
Tatneft PJSC (Russia), ADR	966	29,733
Tesoro Corp.	154,100	12,260,196
Thai Oil PCL (Thailand)	69,200	136,802
TOTAL SA (France)	208,025	9,893,841
Valero Energy Corp.(a)	426,500	22,604,500
Western Refining, Inc.(a)	582,100	15,402,366
World Fuel Services Corp.	188,100	8,701,506
Z Energy Ltd. (New Zealand)	281,622	1,724,260

		337,095,435

Paper & Forest Products — 0.2%
Altri SGPS SA (Portugal)	290,023	1,013,561
Clearwater Paper Corp.*	33,200	2,147,044
Domtar Corp.	216,800	8,049,784
KapStone Paper and Packaging Corp.	181,600	3,435,872
Nine Dragons Paper Holdings Ltd. (Hong Kong)	16,000	15,087
Sappi Ltd. (South Africa)*	7,188	37,231
UPM-Kymmene OYJ (Finland)	452,552	9,555,493

		24,254,072

Personal Products — 0.3%
Avon Products, Inc.	1,953,400	11,056,244
Hypermarcas SA (Brazil)	27,400	237,001
Kao Corp. (Japan)	67,400	3,810,663
Medifast, Inc.	21,600	816,264
Ontex Group NV (Belgium)	7,039	223,661
Pola Orbis Holdings, Inc. (Japan)	2,200	196,937
Unilever NV (United Kingdom), CVA	147,036	6,774,460
Unilever PLC (United Kingdom)	108,736	5,145,370
USANA Health Sciences, Inc.*	19,900	2,753,165

		31,013,765

Pharmaceuticals — 3.0%
Akorn, Inc.*	39,200	1,068,592
Allergan PLC*	112,000	25,794,720
Amphastar Pharmaceuticals, Inc.*	112,300	2,130,331
Astellas Pharma, Inc. (Japan)	632,600	9,880,616
AstraZeneca PLC (United Kingdom)	54,063	3,500,661
Aurobindo Pharma Ltd. (India)	22,763	293,043
Bayer AG (Germany)	158,983	15,966,789
Bristol-Myers Squibb Co.	226,500	12,212,880

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Cadila Healthcare Ltd. (India)	14,682	$85,677
Daiichi Sankyo Co. Ltd. (Japan)	56,100	1,347,994
GlaxoSmithKline PLC (United Kingdom)	670,100	14,272,076
Heska Corp.*	22,300	1,213,789
Jazz Pharmaceuticals PLC*	176,300	21,416,924
Johnson & Johnson	637,700	75,331,501
Kaken Pharmaceutical Co. Ltd. (Japan)	3,000	184,383
Mallinckrodt PLC*(a)	360,900	25,183,602
Merck & Co., Inc.(a)	31,100	1,940,951
Mitsubishi Tanabe Pharma Corp. (Japan)	185,400	3,970,977
Novartis AG (Switzerland)	211,451	16,687,782
Novo Nordisk A/S (Denmark) (Class B Stock)	171,623	7,153,026
Otsuka Holdings Co. Ltd. (Japan)	12,500	569,783
Pfizer, Inc.	1,211,000	41,016,570
Phibro Animal Health Corp. (Class A Stock)	40,300	1,095,354
Prestige Brands Holdings, Inc.*	210,500	10,160,835
Recordati SpA (Italy)	277,039	8,904,004
Roche Holding AG (Switzerland)	66,016	16,404,884
Sanofi (France)	109,639	8,349,156
SciClone Pharmaceuticals, Inc.*	23,300	238,825
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	56,000	175,143
Shionogi & Co. Ltd. (Japan)	28,900	1,480,649
STADA Arzneimittel AG (Germany)	4,135	230,069
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	101,400	1,248,234
Supernus Pharmaceuticals, Inc.*	76,800	1,899,264
Teva Pharmaceutical Industries Ltd. (Israel) .	116,629	5,413,324

		336,822,408

Professional Services — 0.3%
ICF International, Inc.*	26,800	1,187,776
Insperity, Inc.	23,600	1,714,304
Intertek Group PLC (United Kingdom)	15,383	694,444
Kforce, Inc.	54,400	1,114,656
ManpowerGroup, Inc.	176,891	12,782,144
Mistras Group, Inc.*	43,200	1,013,904
On Assignment, Inc.*	44,500	1,614,905
RELX PLC (United Kingdom)	527,586	10,004,815
Resources Connection, Inc.	20,900	312,246
Robert Half International, Inc.	148,100	5,607,066
TrueBlue, Inc.*	25,400	575,564
Wolters Kluwer NV (Netherlands)	28,385	1,213,499

		37,835,323

Real Estate Management & Development — 0.6%
Aldar Properties PJSC (United Arab Emirates)	353,077	256,346
Cheung Kong Property Holdings Ltd. (Hong Kong)	253,000	1,861,031
China Resources Land Ltd. (China)	24,000	67,666
China Vanke Co. Ltd. (China) (Class H Stock)	116,000	303,265
Daito Trust Construction Co. Ltd. (Japan)	29,300	4,686,230
Daiwa House Industry Co. Ltd. (Japan)	243,100	6,671,802
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	166,400	263,687
Henderson Land Development Co. Ltd. (Hong Kong)	100,900	602,047
Highwealth Construction Corp. (Taiwan)	8,000	12,397

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hufvudstaden AB (Sweden) (Class A Stock)	8,623	$149,407
IOI Properties Group Bhd (Malaysia)	72,200	43,547
Jones Lang LaSalle, Inc.	225,989	25,715,288
Kerry Properties Ltd. (Hong Kong)	272,500	895,236
Leopalace21 Corp. (Japan)	23,600	155,967
Marcus & Millichap, Inc.*	59,100	1,545,465
New Europe Property Investments PLC (Romania)	2,097	23,778
Nexity SA (France)*	3,804	200,898
Open House Co. Ltd. (Japan)	4,900	105,165
Sponda OYJ (Finland)	215,468	1,108,552
Sun Hung Kai Properties Ltd. (Hong Kong)	674,000	10,246,659
Wharf Holdings Ltd. (The) (Hong Kong)	1,468,000	10,770,089
Wheelock & Co. Ltd. (Hong Kong)	457,000	2,714,474

		68,398,996

Road & Rail — 0.2%
Avis Budget Group, Inc.*	74,000	2,531,540
Central Japan Railway Co. (Japan)	58,500	10,015,495
CSX Corp.	54,800	1,671,400
East Japan Railway Co. (Japan)	31,800	2,870,397
Landstar System, Inc.	43,500	2,961,480
Localiza Rent a Car SA (Brazil)	1,500	18,357
National Express Group PLC (United Kingdom)	104,605	467,033
Roadrunner Transportation Systems, Inc.*	91,300	728,574
Sixt SE (Germany)	8,528	481,011

		21,745,287

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Energy Industries, Inc.*	138,800	6,568,016
Advantest Corp. (Japan)	42,600	577,061
Alpha & Omega Semiconductor Ltd.*	49,600	1,077,312
Amkor Technology, Inc.*	395,200	3,841,344
Applied Materials, Inc.	714,200	21,533,130
BE Semiconductor Industries NV (Netherlands)	4,390	149,768
CEVA, Inc.*	20,700	725,949
Entegris, Inc.*	240,500	4,189,510
GCL-Poly Energy Holdings Ltd. (Hong Kong)	581,000	77,880
Inotera Memories, Inc. (Taiwan)*	22,000	19,417
Intel Corp.	1,343,800	50,728,450
Intersil Corp. (Class A Stock)	352,200	7,723,746
MaxLinear, Inc. (Class A Stock)*	25,300	512,831
MediaTek, Inc. (Taiwan)	14,000	107,491
Monolithic Power Systems, Inc.	49,900	4,016,950
NuFlare Technology, Inc. (Japan)	2,800	146,208
Photronics, Inc.*	93,900	968,109
Power Integrations, Inc.	31,000	1,953,930
Powertech Technology, Inc. (Taiwan)	93,000	241,699
QUALCOMM, Inc.	548,900	37,599,650
SCREEN Holdings Co. Ltd. (Japan)	160,200	10,327,702
Semiconductor Manufacturing International Corp. (China)*	248,000	27,937
Semtech Corp.*	150,200	4,165,046
Silicon Laboratories, Inc.*	88,100	5,180,280
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	235,000	1,381,364
Teradyne, Inc.	314,300	6,782,594
Tessera Technologies, Inc.	102,500	3,940,100

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	431,100	$30,254,598
Tokyo Electron Ltd. (Japan)	85,800	7,583,345
Tower Semiconductor Ltd. (Israel)*	8,890	132,831

		212,534,248

Software — 2.5%
A10 Networks, Inc.*	133,100	1,422,839
ACI Worldwide, Inc.*	118,100	2,288,778
Adobe Systems, Inc.*	255,900	27,775,386
ANSYS, Inc.*	198,500	18,383,085
Aspen Technology, Inc.*	27,400	1,282,046
Blackbaud, Inc.	4,200	278,628
Bottomline Technologies de, Inc.*	27,300	636,363
Cadence Design Systems, Inc.*	87,700	2,238,981
CDK Global, Inc.	165,000	9,464,400
Citrix Systems, Inc.*	38,600	3,289,492
Fair Isaac Corp.	91,700	11,424,903
Fortinet, Inc.*	448,900	16,577,877
Fuji Soft, Inc. (Japan)	5,500	154,178
Globant SA*(a)	66,700	2,809,404
Intuit, Inc.	209,200	23,014,092
Konami Holdings Corp. (Japan)	244,200	9,435,968
Manhattan Associates, Inc.*	337,600	19,452,512
Mentor Graphics Corp.	61,900	1,636,636
Micro Focus International PLC (United Kingdom)	21,115	601,022
Microsoft Corp.	1,026,000	59,097,600
MicroStrategy, Inc. (Class A Stock)*	9,200	1,540,448
Monotype Imaging Holdings, Inc.	43,100	952,941
Nemetschek SE (Germany)	2,272	139,339
Oracle Corp.	987,800	38,800,784
Paycom Software, Inc.*(a)	39,400	1,975,122
Progress Software Corp.*	43,200	1,175,040
Sage Group PLC (The) (United Kingdom)	99,919	954,686
SAP SE (Germany)	3,078	281,492
Sapiens International Corp. NV (Israel)	21,900	279,663
Silver Spring Networks, Inc.*	18,200	258,076
Software AG (Germany)	34,349	1,455,774
Synopsys, Inc.*	350,845	20,822,651
Ubisoft Entertainment SA (France)*	8,368	316,178
Ultimate Software Group, Inc. (The)*	12,800	2,616,192
Varonis Systems, Inc.*	18,100	544,810
Verint Systems, Inc.*	24,100	906,883
Xero Ltd. (New Zealand)*	9,550	134,853

		284,419,122

Specialty Retail — 1.3%
Adastria Co. Ltd. (Japan)	10,900	250,426
American Eagle Outfitters, Inc.(a)	717,600	12,816,336
Bed Bath & Beyond, Inc.(a)	1,900	81,909
Best Buy Co., Inc.(a)	412,600	15,753,068
Bilia AB (Sweden) (Class A Stock)	5,321	131,186
Cato Corp. (The) (Class A Stock)	33,200	1,091,948
Dick’s Sporting Goods, Inc.	262,100	14,866,312
Express, Inc.*	800,100	9,433,179
FF Group (Greece)*	12,684	315,511
Foot Locker, Inc.	92,900	6,291,188
Francesca’s Holdings Corp.*(a)	501,400	7,736,602
Genesco, Inc.*(a)	17,200	936,712
GNC Holdings, Inc. (Class A Stock)	270,000	5,513,400
Home Depot, Inc. (The)	171,100	22,017,148

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Industria de Diseno Textil SA (Spain)	320,180	$11,871,660
JB Hi-Fi Ltd. (Australia)	158,458	3,526,848
JD Sports Fashion PLC (United Kingdom)	213,489	4,081,759
JUMBO SA (Greece)	10,388	129,817
Kingfisher PLC (United Kingdom)	261,536	1,276,044
Murphy USA, Inc.*	184,900	13,194,464
Nishimatsuya Chain Co. Ltd. (Japan)	191,400	2,909,263
Nitori Holdings Co. Ltd. (Japan)	7,600	911,033
Penske Automotive Group, Inc.(a)	52,100	2,510,178
Ross Stores, Inc.	213,900	13,753,770
Shimamura Co. Ltd. (Japan)	2,100	255,657
Sonic Automotive, Inc. (Class A Stock)(a)	37,500	705,000
Staples, Inc.	26,900	229,995
Tilly’s, Inc. (Class A Stock)*	52,410	492,130

		153,082,543

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	911,900	103,090,295
Avid Technology, Inc.*	119,600	949,624
Brother Industries Ltd. (Japan)	22,800	400,860
Eastman Kodak Co.*	9,900	148,500
Foxconn Technology Co. Ltd. (Taiwan)	101,000	297,812
FUJIFILM Holdings Corp. (Japan)	41,000	1,518,759
Hewlett Packard Enterprise Co.	1,061,900	24,158,225
HP, Inc.	745,900	11,583,827
Lite-On Technology Corp. (Taiwan)	171,853	248,453
Logitech International SA (Switzerland)	42,563	955,375
NCR Corp.*	436,500	14,050,935
NEC Corp. (Japan)	242,000	624,175
Samsung Electronics Co. Ltd. (South Korea)	1,083	1,577,674
Seagate Technology PLC(a)	22,800	878,940
Silicon Graphics International Corp.*	31,500	242,550
Super Micro Computer, Inc.*	68,700	1,605,519
Wincor Nixdorf AG (Germany)*	6,325	472,725

		162,804,248

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	76,195	13,252,244
Carter’s, Inc.	150,900	13,084,539
Iconix Brand Group, Inc.*(a)	149,100	1,210,692
Movado Group, Inc.	15,600	335,088
PVH Corp.	97,600	10,784,800
Skechers U.S.A., Inc. (Class A Stock)*	443,600	10,158,440
Swatch Group AG (The) (Switzerland)	4,860	270,601
Unifi, Inc.*	31,000	912,330
Wolverine World Wide, Inc.(a)	152,500	3,512,075

		53,520,809

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	189,526	6,265,222
Deutsche Pfandbriefbank AG (Germany)	13,989	130,839
Essent Group Ltd.*	26,900	715,809
Federal Agricultural Mortgage Corp. (Class C Stock)	18,700	738,650
Flagstar Bancorp, Inc.*	77,900	2,161,725
HomeStreet, Inc.*	8,800	220,528
Housing Development Finance Corp. Ltd. (India)	4,944	103,700
MGIC Investment Corp.*	521,000	4,168,000

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
PennyMac Financial Services, Inc. (Class A Stock)*	17,000	$289,170
Walker & Dunlop, Inc.*	53,900	1,361,514

		16,155,157

Tobacco — 0.9%
Altria Group, Inc.	632,200	39,974,006
British American Tobacco PLC (United Kingdom)	305,308	19,471,236
Gudang Garam Tbk PT (Indonesia)	49,800	236,969
Imperial Brands PLC (United Kingdom)	197,404	10,160,453
Japan Tobacco, Inc. (Japan)	106,300	4,351,415
KT&G Corp. (South Korea)	3,392	386,279
Reynolds American, Inc.	496,400	23,405,260
Scandinavian Tobacco Group A/S (Denmark)	8,004	136,575

		98,122,193

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	38,500	1,799,490
Ashtead Group PLC (United Kingdom)	48,235	792,705
GMS, Inc.*	37,600	835,848
Hanwa Co. Ltd. (Japan)	522,000	3,169,329
ITOCHU Corp. (Japan)	788,300	9,924,355
Mitsubishi Corp. (Japan)	141,400	3,223,364
Mitsui & Co. Ltd. (Japan)	165,600	2,295,032
MRC Global, Inc.*	34,100	560,263
Sojitz Corp. (Japan)	3,522,200	9,024,190
Watsco, Inc.	15,100	2,127,590
Wolseley PLC (Switzerland)	23,882	1,343,177

		35,095,343

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	10,616	165,392
Aena SA (Spain), 144A	6,466	954,450
Airports of Thailand PCL (Thailand)	23,000	264,848
Atlantia SpA (Italy)	38,187	969,864
Auckland International Airport Ltd. (New Zealand)	813,626	4,360,900
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	26,800	254,776
Promotora y Operadora de Infraestructura
SAB de CV (Mexico)	2,335	25,137
SATS Ltd. (Singapore)	62,400	228,096
Sydney Airport (Australia)	108,406	581,065
Transurban Group (Australia)	188,880	1,650,684
Westports Holdings Bhd (Malaysia)	14,100	14,980
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	14,000	14,832

		9,485,024

Water Utilities
American States Water Co.	55,800	2,234,790
SJW Corp.	20,000	873,600

		3,108,390

Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	61,400	283,521
China Mobile Ltd. (China)	41,500	509,801
Empresa Nacional de Telecomunicaciones SA (Chile)*	1,396	13,652
Globe Telecom, Inc. (Philippines)	3,540	149,457

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Idea Cellular Ltd. (India)	11,741	$13,982
KDDI Corp. (Japan)	182,000	5,638,726
MegaFon PJSC (Russia), GDR, RegS	899	8,585
NTT DOCOMO, Inc. (Japan)	445,100	11,306,881
PLDT, Inc. (Philippines)	950	33,602
Sistema JSFC (Russia), GDR, RegS	5,205	38,621
SK Telecom Co. Ltd. (South Korea)	187	38,343
SoftBank Group Corp. (Japan)	87,400	5,664,272
Taiwan Mobile Co. Ltd. (Taiwan)	17,000	61,124
Telephone & Data Systems, Inc.	247,000	6,713,460
TIM Participacoes SA (Brazil)	8,100	19,801
Tower Bersama Infrastructure Tbk PT (Indonesia)	21,800	10,202
Vodafone Group PLC (United Kingdom)	2,469,725	7,082,949

		37,586,979

TOTAL COMMON STOCKS (cost $6,676,496,450)		7,151,422,552

EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF	372,500	22,025,925
iShares MSCI EAFE Small-Cap ETF(a)	120,000	6,289,200
iShares MSCI Emerging Markets ETF(a)	30,500	1,142,225

TOTAL EXCHANGE TRADED FUNDS (cost $28,786,917)		29,457,350

PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	5,252	387,622
Volkswagen AG (Germany) (PRFC)	82,397	10,854,410

		11,242,032

Banks
Banco Bradesco SA (Brazil) (PRFC)	56,430	519,507
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	583,227	254,865
Itau Unibanco Holding SA (Brazil) (PRFC)	7,500	82,445
Itausa - Investimentos Itau SA (Brazil) (PRFC)	140,267	361,434

		1,218,251

Beverages
Embotelladora Andina SA (Chile) (PRFC B)	5,612	21,495

Capital Markets

State Street Corp. (PRFC)	60,000	1,608,600

Chemicals
Braskem SA (Brazil) (PRFCA)	11,100	85,601

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	6,566	893,644

Metals & Mining
Vale SA (Brazil) (PRFC)	4,000	19,027

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil) (PRFC)*	5,000	21,063

Paper & Forest Products
Suzano Papel e Celulose SA (Brazil) (PRFC A)	3,500	11,300

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	200	$234,960

TOTAL PREFERRED STOCKS (cost $14,360,465)		15,355,973

	Units
RIGHTS*
Equity Real Estate Investment Trusts (REITs)
Tritax Big Box REIT PLC (United Kingdom) (cost $0)	7,280	623

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.1%
Collateralized Loan Obligations — 2.8%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.130%(c)	07/15/26	3,250	3,231,181
ACAS CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.876%(c)	04/20/25	11,750	11,682,963
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class A, 144A
2.236%(c)	07/20/26	3,200	3,214,901
Series 2015-AA, Class A1, 144A
2.380%(c)	01/15/28	16,000	15,958,155
ALM VIII Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 144A^
2.343%(c)	10/15/28	7,750	7,750,000
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,655,476
Series 2014-3A, Class A1, 144A (original cost $4,565,040; purchased 02/21/14)(f)(g)
2.243%(c)	04/28/26	4,600	4,619,520
Series 2014-3A, Class A2A, 144A (original cost $1,185,720; purchased 02/21/14)(f)(g)
2.993%(c)	04/28/26	1,200	1,215,826
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.780%(c)	04/15/25	2,400	2,387,573
ARES XXXI CLO Ltd. (Cayman Islands),
Series 2014-31A, Class A1, 144A
2.269%(c)	08/28/25	1,500	1,501,832
Arrowpoint CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A, 144A
2.230%(c)	10/15/26	3,250	3,250,837
Series 2015-4A, Class A, 144A
2.229%(c)	04/18/27	3,750	3,752,659
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A
2.317%(c)	02/17/26	1,000	1,001,729
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A
2.220%(c)	10/15/26	1,750	1,758,437
Series 2014-6A, Class B, 144A
3.080%(c)	10/15/26	500	497,812

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Atrium X (Cayman Islands),
Series 10A, Class A, 144A
1.799%(c)	07/16/25	3,290	$3,272,026
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.796%(c)	04/20/25	1,500	1,492,119
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
2.102%(c)	10/22/25	2,900	2,894,654
Battalion CLO V Ltd. (Cayman Islands),
Series 2014-5A, Class A1, 144A
2.179%(c)	04/17/26	2,800	2,796,775
Series 2014-5A, Class A2A, 144A
2.829%(c)	04/17/26	1,000	998,588
Series 2014-5A, Class A2B, 144A
4.410%	04/17/26	500	499,786
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 144A
2.316%(c)	01/20/28	21,250	21,314,175
Benefit Street Partners CLO II Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.880%(c)	07/15/24	5,650	5,615,903
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	5,000	5,003,585
Benefit Street Partners CLO V Ltd. (Cayman Islands),
Series 2014-VA, Class A, 144A
2.296%(c)	10/20/26	2,250	2,250,493
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 144A
2.209%(c)	07/18/27	500	500,314
Bosphorus CLO II DAC (Ireland),
Series 2X, Class A
1.430%(c)	10/15/25	EUR 9,000	10,147,634
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1A, 144A
2.194%(c)	07/27/26	2,750	2,752,993
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
2.189%(c)	10/18/26	500	498,798
Series 2015-1A, Class A, 144A
2.252%(c)	04/22/27	3,000	3,000,083
Cathedral Lake CLO (Cayman Islands),
Series 2015-3A, Class B, 144A
3.230%(c)	01/15/26	11,000	11,058,661
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 144A
2.130%(c)	07/15/26	3,750	3,741,471
Galaxy XVIII CLO Ltd. (Cayman Islands),
Series 2014-18A, Class A, 144A
2.150%(c)	10/15/26	3,250	3,252,329
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1B, 144A
3.280%	01/25/27	1,250	1,239,814
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 144A
2.196%(c)	07/20/27	5,500	5,486,581
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.407%(c)	05/15/26	5,300	5,296,044

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-1A, Class A2, 144A
3.670%	05/15/26	500	$497,642
Series 2014-2A, Class A, 144A
2.230%(c)	07/15/26	2,500	2,493,681
Madison Park Funding VIII Ltd (Cayman Islands),
Series 2012-8A, Class BR, 144A
2.902%(c)	04/22/22	10,200	10,249,990
Madison Park Funding XI Ltd. (Cayman Islands),
Series 2013-11A, Class A1A, 144A
1.995%(c)	10/23/25	8,250	8,237,724
Magnetite IX Ltd. (Cayman Islands),
Series 2014-9A, Class A1, 144A(original cost $4,297,807; purchased 06/13/14)(f)(g)
2.135%(c)	07/25/26	4,300	4,299,905
Magnetite VIII Ltd. (Cayman Islands),
Series 2014-8A, Class A, 144A(original cost $3,200,000; purchased 04/16/14)(f)(g)
2.160%(c)	04/15/26	3,200	3,210,446
Magnetite XI Ltd. (Cayman Islands),
Series 2014-11A, Class A1, 144A(original cost $745,727; purchased 12/04/14)(f)(g)
2.129%(c)	01/18/27	750	751,307
Mill Creek CLO Ltd,
Series 2016-1A, Class A, 144A
2.340%(c)	04/20/28	6,500	6,511,102
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B, 144A
3.090%(c)	10/15/26	500	501,424
Ocean Trails CLO IV (Cayman Islands),
Series 2013-4A, Class A, 144A
2.117%(c)	08/13/25	3,000	2,988,377
OZLM Funding IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.852%(c)	07/22/25	2,200	2,190,240
OZLM Funding Ltd. (Cayman Islands),
Series 2012-1A, Class A1R, 144A
2.222%(c)	07/22/27	3,500	3,499,351
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1A, 144A
2.196%(c)	07/20/27	5,500	5,506,147
Regatta III Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.200%(c)	04/15/26	5,150	5,175,981
Regatta IV Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.125%(c)	07/25/26	6,500	6,502,294
Regatta V Funding Ltd. (Cayman Islands),
Series 2014-1A, Class A1A, 144A
2.275%(c)	10/25/26	3,250	3,254,684
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A^
2.374%(c)	12/20/28	4,250	4,246,813
Seneca Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.159%(c)	07/17/26	1,600	1,603,151
Series 2014-1A, Class B2, 144A
4.350%	07/17/26	1,100	1,095,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class A, 144A
2.288%(c)	05/07/26	4,500	$4,516,237
Silver Spring CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A, 144A
2.130%(c)	10/15/26	2,481	2,465,557
Sound Point CLO IX Ltd. (Cayman Islands),
Series 2015-2A, Class A, 144A
2.216%(c)	07/20/27	5,000	5,002,251
Sound Point CLO VI Ltd. (Cayman Islands),
Series 2014-2A, Class A1, 144A
2.056%(c)	10/20/26	2,000	1,995,065
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class A, 144A
2.175%(c)	07/20/28	7,000	7,034,581
Sound Point CLO XII Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A
2.138%(c)	10/20/28	9,250	9,303,650
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2014-1A, Class B2, 144A
4.730%	04/18/26	1,900	1,886,026
Series 2014-3A, Class A, 144A
2.322%(c)	01/22/27	2,750	2,750,482
Trinitas CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 144A
2.429%(c)	04/18/28	13,750	13,808,620
Trinitas CLO V Ltd. (Cayman Islands),
Series 2016-5A, Class A, 144A
2.434%(c)	10/25/28	10,500	10,504,169
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.800%(c)	07/15/25	5,500	5,471,844
Voya CLO Ltd (Cayman Islands),
Series 2013-2A, Class A1, 144A
1.865%(c)	04/25/25	9,500	9,464,038
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 144A
2.196%(c)	04/20/26	2,800	2,793,079
Series 2014-1A, Class B2, 144A
4.250%	04/20/26	500	507,400
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 144A^
2.507%(c)	10/20/28	7,500	7,500,000

			317,410,862

Non-Residential Mortgage-Backed Securities — 1.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,887,769
Series 2015-2A, Class A, 144A
2.630%	12/20/21	6,100	6,173,354
Series 2016-1A, Class A, 144A
2.990%	06/20/22	6,400	6,558,106
Chase Issuance Trust,
Series 2007-C1, Class C1
0.984%(c)	04/15/19	5,600	5,598,459
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	4,200	4,293,997

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	$3,285,859
Series 2016-2, Class A, 144A
2.030%	12/15/27	7,000	7,060,199
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	7,000	7,093,733
Series 2015-3A, Class A, 144A
2.670%	09/25/21	2,900	2,930,060
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	9,400	9,592,949
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	500	505,093
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,900	5,920,915
Series 2016-1A, Class A, 144A
3.660%	02/20/29	7,700	7,895,921
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,500	1,543,886
Sierra Timeshare Receivables Funding LLC,
Series 2015-3A, Class A, 144A
2.580%	09/20/32	2,185	2,196,072
Series 2016-1A, Class A, 144A
3.080%	03/21/33	6,214	6,322,430
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A^
3.050%	04/25/29	10,400	10,479,976
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	14,360	14,539,395

			110,878,173

Residential Mortgage-Backed Securities — 1.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.605%(c)	10/25/34	3,197	3,059,308
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1
1.545%(c)	04/25/34	4,871	4,614,716
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3
5.025%(c)	01/25/33	2,633	2,442,068
Series 2005-R6, Class M1
1.125%(c)	08/25/35	1,703	1,687,696
Argent Securities, Inc.,
Series 2003-W5, Class AV2
1.285%(c)	10/25/33	958	842,918
Series 2003-W7, Class A2
1.305%(c)	03/25/34	1,975	1,856,360
Series 2003-W7, Class M1
1.560%(c)	03/25/34	1,108	1,028,583
Series 2003-W10, Class M1
1.605%(c)	01/25/34	1,645	1,542,546
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2
4.049%(c)	01/15/33	326	329,298
Series 2004-HE7, Class M1

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
1.500%(c)	10/25/34	6,257	$5,964,261
Series 2005-HE1, Class M1
1.275%(c)	03/25/35	4,849	4,763,347
Bayview Opportunity Master Fund IIIa Trust,
Series 2016-RN3, Class A1, 144A
3.598%	09/28/31	3,000	3,000,000
Bayview Opportunity Master Fund liib NPL Trust,
Series 2015-NPLA, Class A, 144A
3.721%	07/28/35	2,098	2,096,256
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.106%(c)	03/25/44	1,154	1,153,355
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1
1.875%(c)	08/25/33	4,154	3,994,446
Series 2003-HE4, Class M1
1.500%(c)	03/25/34	1,228	1,181,524
Chase Funding Trust,
Series 2003-1, Class 2A2
1.185%(c)	11/25/32	675	647,219
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 144A
1.975%(c)	10/25/37	6,669	6,533,122
Credit-Based Asset Servicing and Securitization LLC,
Series 2004-CB5, Class M1
1.440%(c)	01/25/34	3,119	2,914,389
GSAMP Trust,
Series 2004-HE2, Class M1
1.500%(c)	09/25/34	6,072	5,698,743
Home Equity Asset Trust,
Series 2002-1, Class M1
1.845%(c)	11/25/32	1,557	1,476,962
Series 2002-5, Class M1
2.225%(c)	05/25/33	3,237	3,109,550
Series 2003-8, Class M1
1.605%(c)	04/25/34	1,022	944,976
Series 2004-2, Class M1
1.320%(c)	07/25/34	6,233	5,879,707
MASTR Asset-Backed Securities Trust,
Series 2004-HE1, Class M3
2.175%(c)	09/25/34	2,899	2,873,125
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
1.245%(c)	07/25/34	325	316,795
Series 2004-HE2, Class A1A
1.325%(c)	08/25/35	811	710,733
Series 2005-WMC1, Class M1
1.275%(c)	09/25/35	1,611	1,441,663
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.545%(c)	10/25/33	1,318	1,243,371
Series 2003-NC7, Class M1
1.575%(c)	06/25/33	1,102	1,048,727
Series 2004-HE8, Class M1
1.485%(c)	09/25/34	5,000	4,719,047
Series 2004-NC3, Class M1
1.320%(c)	03/25/34	2,661	2,552,348
Series 2005-HE2, Class M1
1.125%(c)	01/25/35	2,000	1,906,229

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
1.230%(c)	08/25/35	2,867	$2,801,424
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.365%(c)	02/25/33	1,640	1,576,285
Series 2003-4, Class A2
1.165%(c)	07/25/33	1,159	1,080,721
Series 2003-6, Class A2
1.185%(c)	11/25/33	1,965	1,827,714
Park Place Securities, Inc.,
Series 2005-WHQ2, Class M2
1.215%(c)	05/25/35	6,528	6,249,945
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1
0.985%(c)	09/25/35	7,140	6,451,084
Series 2005-5, Class AF4
4.312%(c)	11/25/35	2,250	2,143,868
RAMP Trust,
Series 2005-EFC2, Class M3
1.260%(c)	07/25/35	5,125	5,096,219
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1
1.725%(c)	01/25/34	1,953	1,892,858
Series 2004-BC1, Class M1
1.290%(c)	02/25/35	1,336	1,246,821
Series 2004-BC4, Class A2C
1.505%(c)	10/25/35	7,903	7,674,332
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.650%(c)	04/25/33	3,345	3,237,034
VOLT XLIV LLC,
Series 2016-NPL4, Class A1, 144A
4.250%	04/25/46	3,335	3,368,613
VOLT XXVII LLC,
Series 2014-NPL7, Class A1, 144A
3.375%	08/27/57	10,517	10,509,513
VOLT XXX LLC,
Series 2015-NPL1, Class A1, 144A
3.625%	10/25/57	3,628	3,632,975
VOLT XXXI LLC,
Series 2015-NPL2, Class A1, 144A
3.375%	02/25/55	2,351	2,351,468
VOLT XXXVII LLC,
Series 2015-NP11, Class A1, 144A
3.625%	07/25/45	2,962	2,969,881
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4
1.115%(c)	11/25/35	1,052	983,577

			148,667,720

TOTAL ASSET-BACKED SECURITIES (cost $572,876,355)			576,956,755

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) — 0.4%
Aerospace & Defense
Transdigm, Inc., Term Loan E
3.750%	05/14/22	2,070	2,069,151

Automobiles
Chrysler Group LLC,
Term Loan B
3.500%	05/24/17	1,142	1,143,618

Biotechnology
RPI Finance Trust,
Term Loan B4
3.588%	11/09/20	1,280	1,284,796

Capital Markets
Financiere Lilas IV, Private Placement (France),
Facility B2
4.000%	10/30/20	1,205	1,365,496

Chemicals
Macdermid, Inc.,
Term Loan B-3
5.500%	06/07/20	1,836	1,841,370

Commercial Services & Supplies
TransUnion LLC,
Term Loan B2
3.588%	04/09/21	801	802,901

Consumer Products
Bombardier Recreation Products,
Term Loan B
3.854%	06/30/23	1,310	1,310,617

Food & Staples Retailing — 0.1%
Albertsons LLC,
Term Loan B-4
4.500%	08/25/21	2,738	2,753,434
Term Loan B-6
4.750%	06/22/23	385	388,225
Supervalu, Inc.,
Term Loan
5.500%	03/21/19	1,382	1,382,068

			4,523,727

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc., Term Loan A
3.324%	01/25/19	816	801,003
Term Loan G
3.750%	12/31/19	429	420,566
Term Loan H
4.000%(c)	01/27/21	790	774,730
Select Medical Corp., Term Loan B, Series E^
6.000%	06/01/18	210	210,189
Term Loan B, Series F
6.000%	03/03/21	2,279	2,298,487

			4,504,975

Hotels, Restaurants & Leisure
Aramark Corp.,
Term Loan F
3.325%	02/24/21	982	986,052

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
BANK LOANS(c) (Continued)
Marine
Scandlines GmbH (France),
Facility B
4.250%	12/03/20	1,256	$1,422,258

Media
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 3 Incremental Term Loan
4.250%	01/22/20	280	278,277
Univision Communications, Inc.,
Replacement First Lien Term Loan
4.000%	03/01/20	746	746,724

			1,025,001

Pharmaceuticals
Capsugel Holdings U.S. Inc.,
Term Loan
4.000%	07/31/21	1,493	1,493,833
Mallinckrodt International Finance SA,
Term Loan
3.588%	03/19/21	1,490	1,486,807
Valeant Pharmaceuticals International, Inc.,
Term Loan B, Series F-1
5.500%	04/01/22	948	950,116

			3,930,756

Retail — 0.1%
Euro Garages (United Kingdom),
Term Loan
5.961%	01/30/23	1,900	2,446,767
Rite Aid Corp.,
Term Loan 2
4.875%	06/21/21	1,750	1,752,625

			4,199,392

Technology — 0.1%
Action Nederland BV (United Kingdom),
Term Loan(g)
4.500%	02/25/22	2,000	2,277,291
Avago Tech Cayman Finance Ltd.,
Term Loan
3.768%	02/01/23	3,113	3,148,851
Dell International LLC,
Term Loan B
2.854%	12/31/18	2,500	2,483,035
4.000%	09/07/23	2,225	2,237,053
NXP Bv,
Term Loan TI
3.357%	12/07/20	933	936,892
Western Digital Corp.,
Term Loan B
4.596%	04/29/23	1,229	1,241,977
Term Loan B1
4.000%	04/28/23	1,646	1,868,548

			14,193,647

Transportation
XPO Logistics Inc.,
Term Loan B2
4.250%	11/01/21	2,399	2,409,183

TOTAL BANK LOANS

Interest Rate	Maturity Date	Principal Amount (000)	Value
BANK LOANS(c) (Continued)
(cost $47,449,476)			$47,012,940

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 3.9%
Banc of America Commercial Mortgage Trust,
Series 2007-3, Class AM
5.723%(c)	06/10/49	11,000	11,227,130
Series 2007-5, Class A1A
5.361%	02/10/51	1,266	1,301,520
Series 2008-1, Class A1A
6.392%(c)	02/10/51	4,982	5,161,989
CD Commercial Mortgage Trust,
Series 2007-CD4, Class AMFX
5.366%(c)	12/11/49	4,750	4,795,282
Series 2007-CD4, Class A4
5.322%	12/11/49	3,234	3,248,142
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.900%(c)	12/10/49	8,000	8,145,087
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	4,157,895
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,621,891
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class AMFX
5.526%(c)	04/15/47	6,675	6,752,352
Commercial Mortgage Trust,
Series 2006-C8, Class AM
5.347%	12/10/46	11,425	11,470,866
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,408,542
Series 2014-UBS2, Class A5
3.961%	03/10/47	5,578	6,145,871
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,268,059
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,702,951
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	17,258,250
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,187,658
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	21,349,078
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,200,971
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,495,467
Series 2015-LC23, Class A3
3.521%	10/10/53	20,000	21,524,002
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,427,847
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,521,643
Series 2015-C4, Class A3
3.544%	11/15/48	12,000	12,886,482
Fannie Mae-Aces,
Series 2015-M17, Class A2
3.038%(c)	11/25/25	9,500	10,153,960

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-M8, Class AB2
2.829%	01/25/25	5,145	$5,423,133
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.781%(c)	06/25/20	13,152	588,840
Series K025, Class X1, IO
1.010%(c)	10/25/22	13,096	574,996
Series K029, Class A2
3.320%(c)	02/25/23	3,900	4,257,019
Series K033, Class A2
3.060%(c)	07/25/23	3,000	3,231,625
Series K050, Class A2
3.334%(c)	08/25/25	4,000	4,403,657
Series K052, Class X1, IO
0.811%(c)	11/25/25	111,058	5,484,449
Series K055, Class X1, IO
1.503%(c)	03/25/26	65,364	6,797,532
Series K057, Class X1, IO
1.194%(c)	07/25/26	35,300	3,258,603
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	8,219,088
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,771,135
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	21,626,810
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	3,000	3,090,385
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,668,341
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	4,194,948
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,481,018
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	1,916,355
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,947,887
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LD12, Class AM
6.207%(c)	02/15/51	10,821	11,119,108
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	590	602,741
Series 2013-LC11, Class A4
2.694%	04/15/46	6,750	6,947,172
ML-CFC Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	3,010	3,024,799
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	7,334,269
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	29,792,935
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,998,722
Wachovia Bank Commercial Mortgage Trust,

Interest Rate	Maturity Date	Principal Amount (000)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-C28, Class A1A
5.559%	10/15/48	344	$343,101
Series 2007-C32, Class A1A
5.888%(c)	06/15/49	1,392	1,414,895
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,528,640
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,138,990
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,709,540
Series 2015-NXS3, Class A3
3.354%	09/15/57	2,500	2,650,301
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	17,836,036
Series 2016-BNK1, Class XB, IO
1.486%(c)	08/15/49	34,818	3,700,207
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	14,730,035
Series 2016-LC24, Class ASB
2.825%	10/15/49	14,500	14,976,445
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	2,850	2,933,308

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $426,721,239)			440,130,000

CORPORATE BONDS — 9.2%
Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	444,609
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	2,220	2,341,081
3.550%	01/15/26	2,540	2,744,694
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22	1,300	1,371,500
6.500%	07/15/24	1,300	1,368,250

			8,270,134

Agriculture
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	1,200	1,339,900
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	3,820	3,842,844

			5,182,744

Airlines — 0.1%
Continental Airlines Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,313	1,480,425
Delta Air Lines Pass Through Trust,
Pass-Through Certificates
6.821%	02/10/24	791	935,479

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20		2,440	$2,504,065
United Airlines Pass Through Trust,
Pass-Through Certificates
3.450%	06/01/29		1,840	1,911,300
US Airways Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		2,484	2,632,930

				9,464,199

Apparel
Hanesbrands Finance Luxembourg Sca,
Gtd. Notes, 144A
3.500%	06/15/24		EUR 1,180	1,371,954

Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		7,050	7,303,800
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17		4,500	4,543,169
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	(a)	360	384,065
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		6,070	6,576,378
6.250%	10/02/43		2,005	2,366,381
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20		8,690	9,043,092
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.850%	01/15/21	(h)	10,420	10,787,503
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	11/15/19		1,430	1,490,775

				42,495,163

Auto Parts & Equipment — 0.1%
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, PIK, 144A
3.250%	09/15/23		EUR 2,060	2,306,106
3.750%	09/15/26		EUR 1,980	2,213,323
Lear Corp.,
Gtd. Notes
5.250%	01/15/25		1,770	1,916,025
Meritor, Inc.,
Gtd. Notes
6.750%	06/15/21		2,000	2,015,000

				8,450,454

Banks — 2.3%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18		2,000	2,151,492
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.250%	10/29/18		5,000	5,016,900

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes
5.125%(c)	12/29/49	(a)	1,630	$1,601,475
6.300%(c)	12/29/49		1,700	1,846,625
Sr. Unsec’d. Notes, BKNT
2.050%	12/07/18		8,000	8,104,904
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,000	4,140,672
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		1,380	1,487,105
5.000%	01/21/44		695	818,185
5.875%	02/07/42		945	1,232,000
Sub. Notes
6.110%	01/29/37		3,080	3,764,367
Sub. Notes, MTN
3.950%	04/21/25		13,015	13,473,154
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%(c)	12/29/49		3,150	3,102,750
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		3,575	3,698,834
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20		6,015	6,210,951
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24		1,210	1,284,634
4.750%	07/15/21		910	1,012,642
Sub. Notes
4.200%	10/29/25		4,385	4,574,835
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21		1,650	1,649,375
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49		2,500	2,587,500
5.950%(c)	12/29/49		18,005	18,450,373
Sr. Unsec’d. Notes
2.050%	12/07/18		8,050	8,110,955
3.300%	04/27/25		1,370	1,409,209
3.700%	01/12/26		1,100	1,160,970
5.875%	01/30/42		1,150	1,472,070
Sub. Notes
4.450%	09/29/27		6,010	6,289,303
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.300%	12/03/18		7,390	7,475,384
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		3,115	3,117,336
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18		4,295	4,298,277
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		1,230	1,234,477
3.800%	09/15/22		800	817,266

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	$3,560,652
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21		3,000	2,995,716
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		1,215	1,222,094
4.200%	08/08/23		2,675	2,878,870
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49		2,765	2,778,750
Sr. Unsec’d. Notes
3.625%	01/22/23	(a)	1,000	1,056,546
3.750%	02/25/26		660	693,018
6.250%	02/01/41		5,600	7,322,414
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20		1,600	1,819,784
Sub. Notes
5.150%	05/22/45		5,725	6,243,193
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18		1,825	1,854,574
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.000%	06/15/25		6,000	8,248,932
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%(c)	12/29/49		5,000	4,930,000
5.150%(c)	12/29/49		3,500	3,517,500
5.300%(c)	12/29/49		2,935	2,975,356
7.900%(c)	12/29/49		1,650	1,695,375
Sr. Unsec’d. Notes
2.950%	10/01/26		4,420	4,431,567
3.900%	07/15/25		4,000	4,313,272
6.400%	05/15/38		6,400	8,819,296
Sub. Notes
4.250%	10/01/27		2,580	2,768,185
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		4,000	4,171,676
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18		750	758,156
Gtd. Notes, MTN, 144A
5.800%	01/13/20		2,500	2,793,115
Morgan Stanley,
Jr. Sub. Notes
5.450%(c)	07/29/49		1,175	1,178,925
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		2,360	2,506,537
3.875%	01/27/26		8,250	8,758,877
5.500%	07/28/21		3,225	3,678,200
Sub. Notes, MTN
4.100%	05/22/23		11,000	11,629,871
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18		1,512	1,544,785

Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
4.375%	02/11/20	1,500	$1,636,305
PNC Bank NA,
Sub. Notes
3.800%	07/25/23	685	741,626
Sub. Notes, BKNT
4.200%	11/01/25	2,005	2,247,585
State Street Corp.,
Jr. Sub. Notes
5.250%(c)	12/29/49	1,975	2,078,688
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,695	1,723,998
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	1,715	1,744,572
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	2,725	2,802,134
UBS AG (Switzerland),
Sr. Unsec’d. Notes, BKNT, GMTN
1.800%	03/26/18	2,320	2,324,617
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%(c)	12/29/49	3,100	3,212,375
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36	5,815	7,354,992

			258,606,148

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	5,810	6,680,181
4.900%	02/01/46	1,550	1,844,161
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,500	1,588,125
4.750%	11/15/24	1,100	1,190,750

			11,303,217

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes, 144A
4.663%	06/15/51	7,920	8,464,872

Building Materials
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	800	877,000
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	505	506,894
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(original cost $2,254,875; purchased 10/27/14-02/11/15)(f)(g)
5.375%	11/15/24	2,220	2,286,600

			3,670,494

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		975	$912,832
5.375%	03/15/44		825	814,543
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		2,715	2,876,648
8.550%	05/15/19		9,800	11,493,891
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44		4,750	5,131,349
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.450%	11/15/33	(a)	485	526,957
5.625%	11/15/43	(a)	1,590	1,707,215

				23,463,435

Commercial Services — 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24		1,200	1,224,000
ERAC USA Finance LLC,
Gtd. Notes, 144A(original cost $ 2,303,284; purchased 05/14/13)(f)(g)
7.000%	10/15/37		1,780	2,427,637
ERAC USA Finance LLC,
Gtd. Notes, 144A(original cost $ 4,481,514; purchased 11/02/15)(f)(g)
3.800%	11/01/25		4,490	4,818,192
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		2,000	2,045,230
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	1,045,497
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		2,095	2,220,700
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	(a)	350	357,000
5.875%	09/15/26		1,600	1,648,000
7.625%	04/15/22	(a)	2,200	2,343,000

				18,129,256

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	(h)	1,800	1,918,505
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		2,290	2,355,196
4.420%	06/15/21		1,950	2,037,984
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17		4,690	4,727,567
2.850%	10/05/18		880	896,617

				11,935,869

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 0.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22		845	$888,306
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24		GBP 1,150	1,440,621
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		2,916	2,956,972
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.450%	02/13/26		2,280	2,454,023
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		1,600	1,630,000
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		1,555	1,573,613
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		5,088	5,710,593
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		483	482,453
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		400	398,500
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A
7.250%	12/15/21		1,140	1,198,425
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25		515	565,257
3.550%	01/15/24		1,545	1,714,647
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19		5,470	5,534,431

				26,547,841

Electric — 0.7%
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24		2,500	2,601,550
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	1,412,884
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		6,600	6,612,448
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		2,600	3,453,427
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)	5,535	5,514,244
5.500%	02/01/24		2,000	1,975,000
5.750%	01/15/25		5,590	5,520,125

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	$1,559,108
6.150%	09/15/17		2,300	2,403,942
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		700	784,619
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		1,500	1,530,000
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		12,500	12,812,500
7.375%	11/01/22		5,875	5,801,563
7.625%	11/01/24	(a)	1,400	1,374,800
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	548,123
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29		900	1,423,910
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		662	705,030
7.875%	05/15/21	(a)	529	552,805
Gtd. Notes, 144A
7.250%	05/15/26		1,670	1,699,225
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46		1,445	1,624,132
6.050%	03/01/34		3,100	4,133,878
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,719,527
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17		6,325	6,365,233

				74,128,073

Electronics — 0.1%
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		5,400	5,832,000

Engineering & Construction
Odebrecht Finance Ltd. (Brazil),
Gtd. Notes, 144A(original cost $315,000; purchased 06/19/14)(f)(g)
5.250%	06/27/29		315	113,400

Entertainment
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		330	348,150
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		2,000	2,010,000

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	(a)	2,100	$2,262,750

				4,620,900

Environmental Control
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20		1,000	1,032,500

Foods — 0.1%
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23		2,105	2,183,937
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(original cost $1,881,040; purchased 06/19/12-12/09/15)(f)(g)
7.250%	06/01/21		1,920	1,984,800
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(original cost $1,955,125; purchased 01/08/15-01/20/15)(f)(g)
8.250%	02/01/20		1,850	1,907,813
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A(original cost $1,380,000; purchased 05/20/15)(f)(g)
5.750%	06/15/25		1,380	1,355,850
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		3,185	3,210,410
4.375%	06/01/46		1,000	1,058,026
6.500%	02/09/40		2,070	2,778,321

				14,479,157

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
5.150%	05/15/46		4,780	5,301,168

Gas
Dominion Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		85	94,052
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,292,333

				1,386,385

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		7,360	7,519,602

Healthcare-Products — 0.1%
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25		4,275	4,603,602
4.375%	03/15/35		1,690	1,915,078

				6,518,680

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		350	$355,250
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,441,814
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		1,245	1,358,240
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45		925	1,014,816
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		2,245	2,317,963
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,800	1,548,000
8.000%	11/15/19	(a)	3,500	3,430,000
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42		2,180	2,635,049
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		2,500	2,550,000
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		2,435	2,563,325
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23		6,000	6,390,000
8.000%	10/01/18		1,350	1,506,937
Sr. Sec’d. Notes
4.250%	10/15/19		780	813,150
4.750%	05/01/23		1,000	1,042,500
5.250%	04/15/25		2,800	2,985,500
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18		1,950	1,982,727
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40		1,126	1,343,304
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.350%	09/29/17		2,000	2,006,504
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18		2,600	2,775,500
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	5,500	5,115,000
8.125%	04/01/22		1,700	1,700,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		2,790	2,964,325

				49,839,904

Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Home Builders — 0.1%
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18	1,750	$1,916,250
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	2,100	2,109,240
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22	3,075	3,167,250
8.500%	11/15/20	400	418,000

			7,610,740

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26	1,150	1,184,500

Household Products/Wares
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR 2,000	2,284,164

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	1,595	1,737,127

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
6.250%	05/01/36	3,700	4,559,447
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	2,915	3,198,116
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45	1,245	1,439,064
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35	3,900	4,850,414
6.500%	05/01/42	2,000	2,486,126
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	3,540	4,556,946
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,420	3,131,773
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	1,375	1,546,480

			25,768,366

Iron/Steel
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	1,500	1,567,050

Lodging — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	1,275	1,396,125

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
5.250%	03/31/20	900	$958,500
8.625%	02/01/19	2,200	2,480,500
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17	2,130	2,139,734

			6,974,859

Machinery-Construction & Mining
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	250	256,250

Media — 0.7%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	1,750	2,198,973
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	4,525	4,677,719
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	1,511	1,529,887
5.000%	04/01/24	3,850	3,874,063
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/17	1,150	1,204,625
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	650	677,625
5.250%	09/30/22	15,000	15,675,000
5.750%	01/15/24	2,000	2,125,000
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	925	965,469
5.375%	05/01/25	560	587,300
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	1,200	1,236,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
6.384%	10/23/35	1,090	1,283,780
6.484%	10/23/45	1,310	1,584,212
6.834%	10/23/55	345	414,775
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	4,400	6,188,710
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	3,000	3,317,130
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	1,475	1,406,796
6.125%	01/31/46	1,060	1,160,018
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20	600	660,120
Gtd. Notes, RegS
6.375%	07/28/17	900	927,785

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
8.250%	04/01/19		2,300	$2,648,370
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25		3,870	4,116,534
3.875%	01/15/26		1,550	1,678,844
4.050%	12/15/23		7,530	8,293,994
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, RegS
4.000%	01/15/25		EUR 1,650	1,904,509
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(original cost $5,000,000; purchased 5/16/13)(f)(g)
5.125%	05/15/23		5,000	5,062,500
Viacom, Inc.,
Sr. Unsec’d. Notes
4.875%	06/15/43		1,400	1,369,106
5.250%	04/01/44		685	717,155
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		1,900	1,983,125
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, RegS
3.750%	01/15/25		EUR 3,850	4,323,189

				83,792,313

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43		1,315	1,554,214
Gtd. Notes, 144A
6.750%(c)	10/19/75		2,725	3,086,063
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42		1,500	1,417,904
5.875%	04/23/45		2,800	2,785,518

				8,843,699

Miscellaneous Manufacturing
Amsted Industries, Inc.,
Gtd. Notes, 144A(original cost $1,002,500; purchased 06/22/15)(f)(g)
5.000%	03/15/22		1,000	1,005,000
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	(h)	1,475	2,072,897

				3,077,897

Office/Business Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24		2,275	2,428,563

Oil & Gas — 0.6%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		2,450	3,033,088

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.623%(s)	10/10/36	3,000	$1,162,023
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42	1,150	1,209,986
6.000%	01/15/37	3,627	4,138,062
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	3,495	3,950,776
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45	615	598,294
5.600%	07/15/41	1,160	1,170,430
5.850%	12/15/25	1,235	1,389,843
7.950%	04/15/32	1,900	2,327,865
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	700	867,148
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	605	554,967
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	1,135	1,131,698
Gazprom Oao Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	900	940,050
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25	4,395	4,637,982
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	2,825	2,846,995
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	3,500	4,207,469
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19	500	562,127
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18	9,940	10,154,495
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	2,550	2,403,033
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43	2,000	2,035,804
6.000%	03/01/41	825	892,549
Pacific Exploration and Production Corp. (Colombia),
Gtd. Notes, 144A
5.375%	01/26/19	1,810	334,850
Petrobras Global Finance BV (Brazil),
Gtd. Notes
8.375%	05/23/21	6,575	7,183,188
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	06/02/41	2,570	2,499,325

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18		3,090	$3,319,433
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	844,961
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,233,660
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18		6,000	6,074,850
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.900%	03/15/45	(a)	605	597,154
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		600	669,600

				72,971,705

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		6,440	7,006,559

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		3,055	3,070,275
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		2,250	2,266,875
4.375%	12/15/23		EUR 650	814,152
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A(original cost $2,980,920; purchased 08/07/14)(f)(g)
9.125%	08/15/21		3,000	3,112,500
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.875%	08/15/23		670	720,250
6.375%	08/15/25	(a)	495	545,119
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22		1,750	1,966,423

				12,495,594

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22		1,310	1,363,828
3.600%	05/14/25		1,505	1,573,121
4.500%	05/14/35		2,530	2,696,261
4.700%	05/14/45		4,190	4,511,708
Actavis Funding SCS,
Gtd. Notes
3.800%	03/15/25		1,100	1,164,189
4.550%	03/15/35		1,610	1,710,139
4.750%	03/15/45		310	338,961

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Forest Laboratories, Inc.,
Gtd. Notes, 144A
4.875%	02/15/21		2,920	$3,242,561
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		975	1,102,911
Mylan NV,
Gtd. Notes, 144A
3.000%	12/15/18		2,580	2,636,881
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45	(h)	6,060	6,710,390
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26		1,290	1,295,968
4.100%	10/01/46		410	408,056
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20	(a)	1,500	1,387,500
6.125%	04/15/25		410	353,113
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		2,500	3,343,178

				33,838,765

Pipelines — 0.2%
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		1,610	1,620,534
4.900%	03/15/35	(a)	340	313,842
5.150%	03/15/45		855	791,971
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		2,810	2,892,642
3.950%	02/15/27	(a)	3,495	3,662,288
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		6,600	7,276,738
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		2,400	2,756,213

				19,314,228

Real Estate Investment Trusts (REITs) — 0.2%
Duke Realty LP,
Gtd. Notes
6.500%	01/15/18		4,392	4,670,545
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		3,000	3,000,000
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,638,634
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	5,652,053

				17,961,232

Interest Rate	Maturity Date		Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Retail — 0.3%
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		7,460	$7,460,000
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25		5,696	6,200,768
5.125%	07/20/45		1,090	1,333,773
5.300%	12/05/43		310	384,387
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		3,600	4,937,684
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		2,200	2,458,500
6.875%	11/01/35		2,050	2,234,500
8.500%	06/15/19		750	875,625
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24		EUR 3,360	3,901,977
Target Corp.,
Sr. Unsec’d. Notes
3.625%	04/15/46	(a)	1,125	1,161,165

				30,948,379

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		6,210	6,792,188
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,330	1,359,925

				8,152,113

Software — 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.850%	10/15/18		2,100	2,155,144
3.625%	10/15/20		2,810	2,980,486
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		4,275	4,520,813
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		607	628,245
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,155	1,170,158
4.450%	11/03/45		5,030	5,718,632
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25		7,100	7,333,817
4.300%	07/08/34		1,295	1,404,452
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24		EUR 2,150	2,466,538
5.000%	10/15/26		540	561,600

				28,939,885

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS (Continued)
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	01/15/25	3,690	$3,916,961
4.500%	05/15/35	555	583,132
4.750%	05/15/46	4,890	5,117,165
4.800%	06/15/44	2,530	2,655,794
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.375%	12/15/30	735	1,189,860
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A(original cost $927,907; purchased 07/29/15)(f)(g)
14.750%	12/01/16	806	821,113
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25	1,170	1,247,513
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	675	698,625
5.500%	06/15/24	3,000	3,150,000
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	2,800	3,118,500
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	1,300	1,329,081
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP 850	1,222,117
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.000%	05/15/17	1,900	1,900,000
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
3.125%	04/07/25	1,145	1,200,010
T-Mobile USA, Inc.,
Gtd. Notes
6.464%	04/28/19	1,445	1,472,094
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	1,740	1,839,756
4.672%	03/15/55	1,873	1,970,265
4.862%	08/21/46	4,560	5,107,487
5.012%	08/21/54	8,670	9,573,761

			48,113,234

Transportation
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45	2,020	2,307,393

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A(original cost $5,464,911; purchased 11/04/15)(f)(g)
3.300%	04/01/21	5,490	5,708,271

TOTAL CORPORATE BONDS (cost $995,962,222)			1,041,410,435

FOREIGN GOVERNMENT BONDS — 1.4%
Argentina Bonar Bonds (Argentina),

Interest Rate	Maturity Date	Principal Amount (000)	Value
FOREIGN GOVERNMENT BONDS (Continued)
Bonds
7.000%	04/17/17	2,000	$2,040,437
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21	1,895	2,062,707
Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, EMTN
1.500%	06/22/18	3,000	3,024,948
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
11.000%	06/26/17	EUR 2,100	2,537,532
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	300	324,900
5.625%	02/26/44	1,170	1,354,275
7.375%	09/18/37	800	1,078,000
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, RegS, MTN
1.000%	01/22/18	6,250	6,233,269
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21	600	672,000
Sr. Unsec’d. Notes, RegS
7.500%	05/06/21	6,300	7,056,000
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
3.250%	11/10/25	1,825	1,975,566
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26	1,000	1,373,152
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19	1,000	1,019,090
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25	800	819,608
Hellenic Republic Government International Bond (Greece),
Gtd. Notes, EMTN (original cost $3,631,206; purchased 05/09/14)(f)(g)
3.800%	08/08/17	JPY 390,000	3,687,318
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	JPY 300,000	3,001,757
4.125%	02/19/18	1,480	1,529,965
5.375%	03/25/24	510	592,258
5.750%	11/22/23	1,300	1,530,750
6.375%	03/29/21	9,308	10,785,645
7.625%	03/29/41	1,950	3,058,770
Iceland Government International Bond (Iceland),
Unsec’d. Notes, RegS
5.875%	05/11/22	1,500	1,762,290
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR 1,680	2,041,595
8.500%	10/12/35	100	151,359
Sr. Unsec’d. Notes, MTN, 144A
2.875%	07/08/21	EUR 1,005	1,205,291
5.125%	01/15/45	500	570,161
Sr. Unsec’d. Notes, RegS, MTN
5.125%	01/15/45	2,000	2,280,644
5.250%	01/17/42	555	634,960

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
FOREIGN GOVERNMENT BONDS (Continued)
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, 144A
1.625%	09/14/18	2,200	$2,201,162
Israel Government AID Bond,
Gov’t. Gtd. Notes
1.963%(s)	05/01/22	3,700	3,339,202
Italy Government International Bond (Italy),
Gtd. Notes, RegS
3.450%	03/24/17	JPY 20,000	200,168
Sr. Unsec’d. Notes
6.875%	09/27/23	3,000	3,751,512
Sr. Unsec’d. Notes, RegS
3.700%	11/14/16	JPY 100,000	990,089
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	600	595,757
1.750%	07/31/18	1,500	1,511,553
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN, RegS
1.500%	09/12/17	21,300	21,334,336
Sr. Unsec’d. Notes, MTN, 144A
2.125%	04/13/21	1,600	1,615,766
2.375%	02/13/25	3,000	3,046,209
2.500%	09/12/18	3,000	3,052,644
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, RegS
5.250%	02/22/17	1,500	1,522,050
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS
7.375%	02/11/20	2,000	2,375,280
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
3.625%	03/15/22	1,250	1,317,188
4.750%	03/08/44	2,400	2,487,000
6.050%	01/11/40	250	304,375
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	1,200	1,638,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR 800	998,888
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	1,000	1,558,728
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN, 144A
5.125%	10/15/24	3,750	3,735,270
Sr. Unsec’d. Notes, RegS, MTN
5.125%	10/15/24	1,750	1,743,126
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, 144A
2.050%	08/17/26	3,600	3,544,326
Province of Quebec Canada (Canada),
Sr. Unsec’d. Notes, MTN
7.140%	02/27/26	3,230	4,425,966
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21	1,140	1,311,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A

Interest Rate	Maturity Date	Principal Amount (000)	Value
FOREIGN GOVERNMENT BONDS (Continued)
4.875%	01/22/24	1,308	$1,495,316
Sr. Unsec’d. Notes, RegS, MTN
6.125%	01/22/44	1,200	1,620,000
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.500%	10/26/22	2,900	3,386,365
5.850%	05/10/23	3,200	3,832,000
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
1.625%	06/06/18	3,000	2,997,999
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21	5,200	5,241,501
Tunisia Government AID Bonds,
Gov’t. Gtd. Notes
1.416%	08/05/21	2,000	2,009,312
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24	895	963,808
7.000%	06/05/20	2,000	2,213,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $153,535,885)			156,763,143

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	1,330	2,024,566
Los Angeles Department of Water,
Sr. Unsec’d. Notes
6.008%	07/01/39	1,850	2,485,790
University of California,
Revenue Bonds
3.931%	05/15/45	340	363,953
4.131%	05/15/45	360	396,900
4.767%	05/15/2115	850	938,740

			6,209,949

Colorado
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50	955	1,394,949

District of Columbia
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	645,161
5.522%	10/01/44	1,340	1,793,858

			2,439,019

Pennsylvania
Pennsylvania Turnpike Commission,
Revenue Bonds
5.511%	12/01/45	1,815	2,396,435
6.105%	12/01/39	1,035	1,436,363

			3,832,798

TOTAL MUNICIPAL BONDS (cost $12,587,484)			13,876,715

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-CORPORATE FOREIGN AGENCIES — 0.3%
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24	5,255	$5,622,671
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,095	1,107,878
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	910	955,500
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	1,300	1,302,704
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20	2,000	2,243,344
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22	1,100	1,221,220
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
9.125%	07/02/18	4,550	5,022,335
Korea Development Bank (The) (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17	1,000	1,019,144
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, MTN, 144A
3.000%	09/19/22	1,500	1,591,805
Majapahit Holding BV (Indonesia),
Sr. Unsec’d. Notes, RegS
7.750%	10/17/16	3,300	3,300,000
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22	384	386,404
2.830%	02/15/24	3,000	3,120,141
Gtd. Notes
5.500%	01/21/21	1,750	1,850,625
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes, RegS
7.390%	12/02/24	1,005	1,367,402
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20	3,050	3,109,945

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $32,392,556)			33,221,118

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Alternative Loan Trust,
Series 2005-9CB, Class 1A5
1.025%(c)	05/25/35	5,904	4,802,310
Series 2005-69, Class A1
1.507%(c)	12/25/35	4,094	3,573,042
Banc of America Funding Trust,
Series 2015-R3, Class 1A1, 144A
0.715%(c)	03/27/36	3,916	3,650,559
Series 2015-R4, Class 4A1, 144A
3.500%(c)	07/26/36	2,598	2,580,792
Series 2015-R6, Class 1A1, 144A
0.680%(c)	08/26/36	4,596	4,229,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-R9, Class 1A1, 144A
1.209%(c)	12/26/46	15,552	$14,461,622
Series 2015-R9, Class 2A1, 144A
0.730%(c)	02/26/37	13,080	12,166,698
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(x)
2.025%(c)	02/25/25	369	369,868
Series 2016-C04, Class 1M1(x)
1.975%(c)	01/25/29	3,705	3,727,542
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3(x)
5.075%(c)	10/25/24	1,670	1,771,368
Series 2015-DNA1, Class M3(x)
3.825%(c)	10/25/27	5,050	5,251,531
Series 2016-DNA3, Class M2(x)
2.525%(c)	12/25/28	3,900	3,965,328
Series 2016-HQA2, Class M2(x)
2.775%(c)	11/25/28	3,350	3,434,908
Series 2016-HQA3, Class M2(x)
1.874%(c)	03/25/29	2,020	2,022,490
GSMSC Resecuritization Trust,
Series 2015-3R, Class 2A1, 144A
0.664%(c)	10/26/36	5,504	5,188,106
Series 2015-3R, Class 2A2, 144A
0.664%(c)	10/26/36	1,600	1,202,693
Series 2015-4R, Class A1, 144A
0.664%(c)	03/26/37	1,706	1,616,077
Series 2015-4R, Class A2, 144A
0.664%(c)	03/26/37	400	315,021
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A
1.071%(c)	03/19/35	3,555	3,088,392
LSTAR Securities Investment Trust,
Series 2014-2, Class A, 144A
2.523%(c)	12/01/21	3,943	3,940,937
Series 2015-2, Class A, 144A
2.523%(c)	01/01/20	5,739	5,690,010
Series 2015-3, Class A, 144A
2.523%(c)	03/01/20	3,754	3,693,108
Series 2015-4, Class A1, 144A^
2.523%(c)	04/01/20	1,378	1,360,624
Series 2015-5, Class A1, 144A^
2.523%(c)	04/01/20	2,039	2,007,949
Series 2015-6, Class A, 144A^
2.523%(c)	05/01/20	9,214	9,041,707
Series 2015-7, Class A, 144A^
2.523%(c)	07/01/20	2,442	2,386,664
Series 2015-8, Class A1, 144A
2.523%(c)	08/01/20	4,179	4,114,933
Series 2015-9, Class A1, 144A
2.523%(c)	10/01/20	2,608	2,568,366
Series 2015-9, Class A2, 144A
4.023%(c)	10/01/20	7,000	6,895,000
Series 2015-10, Class A2, 144A^
4.023%(c)	11/01/20	4,000	3,840,000
Series 2016-1, Class A1, 144A
2.523%(c)	01/01/21	4,081	4,007,735
Series 2016-2, Class A, 144A

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.523%(c)	03/01/21		5,246	$5,151,157
Series 2016-3, Class A, 144A^
2.536%(c)	09/01/21		5,700	5,616,281
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1
1.025%(c)	09/25/37		4,589	4,211,035
WaMu Mortgage Pass-Through Trust Certificates,
Series 2004-AR8, Class A1
0.983%(c)	06/25/44		2,574	2,384,737
Washington Mutual Mortgage Pass-Through Trust Certificates,
Series 2005-4, Class CB1
0.975%(c)	06/25/35		2,952	2,228,051
Series 2006-AR1, Class A1A
0.775%(c)	02/25/36		2,621	1,853,944

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $147,682,190)				148,410,010

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Fannie Mae Principal Strip, Notes, MTN
2.311%(s)	10/08/27		2,305	1,770,454
2.777%(s)	05/15/30		1,665	1,174,579
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		1,273	1,323,485
2.500%	TBA		11,000	11,374,687
2.543%(s)	12/14/29		2,100	1,504,551
3.000%	06/01/29		1,804	1,904,084
3.000%	TBA		17,000	17,625,878
3.000%	TBA	(t)	17,000	17,665,390
3.500%	01/01/27-12/01/45		5,241	5,536,504
3.500%	TBA		15,500	16,332,520
3.500%	TBA	(t)	16,000	16,879,688
4.000%	09/01/40-12/01/40		6,891	7,420,529
4.000%	TBA		18,000	19,286,015
4.000%	TBA	(t)	18,500	19,843,779
4.500%	02/01/41-12/01/44		515	565,763
4.500%	TBA		1,750	1,916,079
6.250%	07/15/32	(hh)	3,810	5,754,346
6.750%	03/15/31	(hh)	1,800	2,781,475
Federal National Mortgage Assoc.
2.500%	04/01/28-01/01/29		2,525	2,618,563
3.000%	02/01/31-04/01/45		11,666	12,202,933
3.000%	TBA		1,500	1,559,004
3.500%	01/01/42-12/01/45		14,712	15,526,730
3.500%	TBA		25,000	26,378,905
4.000%	09/01/40-12/01/43		3,080	3,309,161
4.500%	08/01/44		718	787,657
5.000%	04/01/28-03/01/44		1,368	1,518,529
5.000%	TBA		1,000	1,110,723
6.250%	05/15/29	(hh)(k)	8,515	12,294,127
6.625%	11/15/30	(hh)	1,340	2,037,628
7.125%	01/15/30	(hh)	1,305	2,039,939
Government National Mortgage Assoc.
3.000%	TBA		3,000	3,136,582
3.500%	05/20/43-04/20/45		20,424	21,710,549
3.500%	TBA		7,500	7,957,031
3.500%	TBA	(t)	34,500	36,642,774

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	10/20/43		4,444	$4,800,612
Residual Funding Corp., Principal Strip, Bonds
2.149%(s)	10/15/20		4,205	3,988,207
Tennessee Valley Authority, Sr. Sec’d. Notes
5.350%	06/07/21		1,100	1,709,337
7.125%	05/01/30		4,130	6,355,727
Tennessee Valley Authority Generic Strip, Bonds
2.705%(s)	09/15/30		2,480	1,672,386
— (p)	03/15/33		800	490,400
Tennessee Valley Authority Principal Strip, Bonds
2.764%(s)	11/01/25		3,790	3,082,460

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $320,855,130)				323,589,770

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds
2.250%	08/15/46		1,805	1,772,284
2.500%	02/15/45-05/15/46		4,825	4,993,445
3.000%	11/15/44	(hh)	2,570	2,930,301
4.250%	11/15/40		2,070	2,850,293
4.750%	02/15/41		655	966,356
U.S. Treasury Notes
0.750%	02/28/18-08/15/19		4,120	4,114,181
1.125%	08/31/21-09/30/21		17,310	17,290,292
1.375%	04/30/21		8,580	8,669,824
1.625%	04/30/23	(hh)	46,245	46,918,790
1.750%	02/28/22	(h)(k)	22,505	23,094,001
2.000%	11/30/22	(hh)	25,980	26,994,831
2.125%	09/30/21-12/31/22		28,765	30,060,179
2.250%	07/31/21		24,455	25,685,380
U.S. Treasury Strip Coupon
0.894%(s)	11/15/18		2,500	2,459,290
0.999%(s)	08/15/19		3,000	2,920,365
1.258%(s)	11/15/20		5,000	4,778,705
1.500%(s)	08/15/22		6,600	6,099,185
1.872%(s)	05/15/31		1,600	1,189,530
1.889%(s)	08/15/29		1,600	1,245,802
1.939%(s)	05/15/25		2,900	2,517,035
2.089%(s)	11/15/35		3,200	2,086,573
2.251%(s)	08/15/40		3,200	1,805,792

TOTAL U.S. TREASURY OBLIGATIONS (cost $218,999,797)				221,442,434

TOTAL LONG-TERM INVESTMENTS (cost $9,648,706,166)				10,199,049,818

Shares
SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MUTUAL FUNDS — 16.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,293,506,980)(w)	1,293,506,980	$1,293,506,980

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $565,468,953)(b)(w)	565,468,953	$565,468,953

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,858,975,933)		1,858,975,933

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) —0.4%
U.S. Treasury Bills
0.003%	12/15/16	1,500	1,499,438
0.334%	12/15/16	39,100	39,085,338

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,572,831)			40,584,776

		Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $131.00		220	127,187
S&P 500 Index,
expiring 04/20/21, Strike Price $2,050.00		13	4,781,282

			4,908,469

TOTAL OPTIONS PURCHASED (cost $4,424,108)			4,908,469

TOTAL SHORT-TERM INVESTMENTS (cost $1,903,972,872)			1,904,469,178

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.8% (cost $11,552,679,038)			$12,103,518,996

	Notional Amount (000)#	Value
OPTION WRITTEN*
Call Option
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $132.00 (premiums received $51,162)	220	$(48,125)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.6% (cost $11,552,627,876)		12,103,470,871
Liabilities in excess of other assets(z) — (6.6)%		(752,201,554)

NET ASSETS — 100.0%		$11,351,269,317

See the Glossary for abbreviations used in the quarterly schedule portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $54,491,144 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $552,326,721; cash collateral of $565,234,770 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $ 47,572,576. The aggregate value of $48,387,998 is approximately 0.4% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2016.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $86,000,000 is approximately 0.8% of net assets.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
6,622	5 Year U.S. Treasury Notes	Dec. 2016	$804,301,703	$804,676,469	$374,766
2,434	10 Year U.S. Treasury Notes	Dec. 2016	317,556,824	319,158,250	1,601,426
1,403	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	261,831,698	257,976,625	(3,855,073)
75	ASX SPI 200 Index	Dec. 2016	7,439,212	7,772,140	332,928
173	CAC40 10 Euro	Oct. 2016	8,597,625	8,635,522	37,897
25	DAX Index	Dec. 2016	7,304,269	7,380,798	76,529
96	FTSE 100 Index	Dec. 2016	8,282,041	8,532,766	250,725
2,989	Mini MSCI EAFE Index	Dec. 2016	253,744,609	255,066,315	1,321,706
4,019	S&P 500 E-Mini Index	Dec. 2016	432,434,353	434,132,380	1,698,027
70	TOPIX Index	Dec. 2016	9,236,231	9,132,686	(103,545)

					1,735,386

Short Positions:
345	2 Year U.S. Treasury Notes	Dec. 2016	75,313,109	75,371,719	(58,610)
194	20 Year U.S. Treasury Bonds	Dec. 2016	32,614,164	32,622,313	(8,149)

					(66,759)

					$1,668,627

A U.S.Government Agency Obligation and U.S. Treasury Obligations with combined market values of $12,116,305 and $40,584,776 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/27/16	JPMorgan Chase	GBP	6,512	$8,571,282	$8,445,973	$125,309
Expiring 10/27/16	Morgan Stanley	GBP	885	1,180,797	1,147,843	32,954
Euro,
Expiring 10/27/16	Bank of America	EUR	14,867	16,408,299	16,722,190	(313,891)
Expiring 10/27/16	Hong Kong & Shanghai Bank	EUR	2,143	2,415,511	2,409,980	5,531
Expiring 10/27/16	UBS AG	EUR	4,040	4,515,367	4,544,215	(28,848)
Expiring 10/27/16	UBS AG	EUR	1,453	1,624,459	1,634,561	(10,102)
Hungarian Forint,
Expiring 10/21/16	Citigroup Global Markets	HUF	128,843	450,116	469,906	(19,790)
Japanese Yen,
Expiring 10/27/16	Citigroup Global Markets	JPY	64,569	611,763	637,475	(25,712)
Expiring 10/27/16	Citigroup Global Markets	JPY	3,088	29,585	30,488	(903)
Polish Zloty,
Expiring 10/21/16	Citigroup Global Markets	PLN	1,586	397,731	414,616	(16,885)

				$36,204,910	$36,457,247	$(252,337)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
MXN 47,400	06/20/18	6.020%	28 Day Mexican Interbank Rate(1)	$13,045	$—	$13,045	Credit Suisse First Boston Corp.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	7,300	09/20/21	(0.353)%	1 Day EONIA(2)	$—	$(16,486)	$(16,486)
EUR	3,900	06/20/24	(0.050)%	1 Day EONIA(2)	—	(48,710)	(48,710)
EUR	11,570	02/23/26	0.324%	1 Day EONIA(2)	(188,531)	(492,908)	(304,377)
EUR	10,330	05/09/31	1.587%	6 Month EURIBOR(1)	—	444,341	444,341
EUR	6,500	05/09/46	1.357%	6 Month EURIBOR(2)	—	(364,324)	(364,324)
GBP	87,125	09/27/18	0.416%	6 Month GBP LIBOR(1)	(21,353)	(62,684)	(41,331)
GBP	34,790	09/27/21	0.463%	6 Month GBP LIBOR(2)	21,242	100,440	79,198
MXN	45,500	11/09/18	5.410%	28 Day Mexican Interbank Rate(1)	(2,239)	(16,655)	(14,416)
MXN	50,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(1)	—	(21,763)	(21,763)
MXN	76,500	04/28/23	5.100%	28 Day Mexican Interbank Rate(1)	—	(245,653)	(245,653)
MXN	10,200	07/27/34	6.720%	28 Day Mexican	(146)	(4,425)	(4,279)
				Interbank Rate(1)
	157,920	11/02/16	0.426%	1 Day USOIS(2)	—	(4,780)	(4,780)
	677,050	02/01/17	0.542%	1 Day USOIS(2)	—	(11,345)	(11,345)
	185,220	02/18/17	0.466%	1 Day USOIS(2)	—	5,705	5,705
	89,910	08/19/17	0.524%	1 Day USOIS(2)	—	6,719	6,719
	368,205	09/09/17	0.539%	1 Day USOIS(2)	48,880	24,160	(24,720)
	1,790	02/28/19	1.625%	3 Month LIBOR(2)	—	(25,139)	(25,139)
	8,450	03/11/20	1.824%	3 Month LIBOR(2)	—	(215,106)	(215,106)
	142,970	05/31/20	1.683%	3 Month LIBOR(2)	—	(3,688,967)	(3,688,967)
	12,000	07/31/21	2.290%	3 Month LIBOR(2)	—	(660,828)	(660,828)
	11,860	12/31/21	1.850%	3 Month LIBOR(2)	—	(457,201)	(457,201)
	84,750	05/31/22	1.741%	3 Month LIBOR(2)	588,325	(2,864,665)	(3,452,990)
	83,350	05/31/22	2.237%	3 Month LIBOR(2)	(63,587)	(5,256,035)	(5,192,448)
	68,350	08/31/22	2.013%	3 Month LIBOR(2)	(258,806)	(3,141,949)	(2,883,143)
	31,650	08/31/22	1.788%	3 Month LIBOR(2)	—	(1,035,927)	(1,035,927)
	120,240	11/30/22	1.982%	3 Month LIBOR(2)	—	(5,963,979)	(5,963,979)
	18,150	12/31/22	1.416%	3 Month LIBOR(2)	—	(237,374)	(237,374)
	17,200	12/31/22	1.409%	3 Month LIBOR(2)	—	(217,015)	(217,015)
	11,400	12/31/22	1.405%	3 Month LIBOR(2)	—	(141,090)	(141,090)
	8,600	12/31/22	1.406%	3 Month LIBOR(2)	—	(107,240)	(107,240)
	7,750	12/31/22	1.495%	3 Month LIBOR(2)	—	(140,333)	(140,333)
	4,700	12/31/22	1.412%	3 Month LIBOR(2)	—	(60,155)	(60,155)
	16,640	05/31/23	1.395%	3 Month LIBOR(2)	—	(124,088)	(124,088)
	16,640	05/31/23	1.394%	3 Month LIBOR(2)	—	(122,912)	(122,912)
	16,060	05/31/23	1.513%	3 Month LIBOR(2)	—	(242,731)	(242,731)
	14,210	05/31/23	1.578%	3 Month LIBOR(2)	(27,343)	(275,107)	(247,764)
	6,180	05/31/23	1.584%	3 Month LIBOR(2)	—	(121,852)	(121,852)
	88,975	08/02/23	— (5)	— (5)	3,194	114,520	111,326
	58,730	08/02/23	— (3)	— (3)	(22,412)	65,414	87,826
	28,585	08/03/23	— (4)	— (4)	(21,071)	35,649	56,720
	360	04/28/26	1.809%	3 Month LIBOR(2)	—	(14,293)	(14,293)
	22,575	11/15/41	1.869%	3 Month LIBOR(2)	70,640	(459,294)	(529,934)
	4,585	02/15/42	1.369%	1 Day USOIS(2)	—	9,477	9,477
	2,935	09/27/46	1.380%	1 Day USOIS(2)	—	2,368	2,368

					$126,793	$(26,054,220)	$(26,181,013)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Portfolio pays the floating rate of 3 Month LIBOR and receives 1 Day USOIS plus 38.25 bps.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(4)	Portfolio pays the floating rate of 3 Month LIBOR and receives 1 Day USOIS plus 38.375 bps.

(5)	Portfolio pays the floating rate of 3 Month LIBOR and receives 1 Day USOIS plus 38.50 bps.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2016(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Husky Energy Inc.	06/20/20	1.000%	2,380	1.624%	(52,158)	(98,009)	45,851	Morgan Stanley
Kingdom of Spain	12/20/20	1.000%	8,175	0.717%	97,761	(16,581)	114,342	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	5,700	2.255%	(119,061)	(436,888)	317,827	Morgan Stanley
Republic of Italy	09/20/20	1.000%	10,650	1.328%	(128,963)	49,411	(178,374)	JPMorgan Chase

					$(202,421)	$(502,067)	$299,646

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
American International Group Inc.	12/20/20	1.000%	6,860	$98,074	$107,394	$9,320
Anadarko Petroleum Corp.	06/20/21	1.000%	1,710	(129,197)	(53,596)	75,601
AT&T Inc.	06/20/21	1.000%	9,080	64,179	85,571	21,392
Barrick Gold Corp.	06/20/21	1.000%	3,450	(90,261)	(22,245)	68,016
CIT Group Inc.	06/20/18	5.000%	11,910	753,000	855,228	102,228
Devon Energy Corp.	06/20/20	1.000%	550	(45,467)	(7,435)	38,032
Eastman Chemical Co.	06/20/21	1.000%	5,050	47,756	24,387	(23,369)
Ford Motor Company	06/20/21	5.000%	17,000	2,943,341	2,591,897	(351,444)
General Motors Co.	06/20/19	5.000%	4,525	506,238	494,766	(11,472)
Time Warner Inc.	06/20/21	1.000%	1,325	20,905	28,441	7,536

				$4,168,568	$4,104,408	$(64,160)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(1):
Ameriquest Home Equity^	10/31/16	1.500%	1,415	$2,003	$—	$2,003	Goldman Sachs & Co.
Bank of America Mortgage^	10/31/16	1.500%	1,803	225	—	225	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	10/31/16	1.500%	1,259	1,782	—	1,782	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	10/31/16	1.500%	386	546	—	546	Goldman Sachs & Co.
Chase Mortgage^	10/31/16	1.500%	1,368	1,937	—	1,937	Goldman Sachs & Co.
Chase Mortgage^	10/31/16	1.500%	1,337	1,893	—	1,893	Goldman Sachs & Co.
Chase Mortgage^	10/31/16	1.500%	432	611	—	611	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	10/24/16	1.500%	1,081	1,561	—	1,561	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	10/24/16	1.500%	1,047	1,512	—	1,512	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	10/24/16	1.500%	727	1,050	—	1,050	Goldman Sachs & Co.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(1) (cont’d.):
Citigroup Commercial Mortgage Trust^	10/24/16	1.500%	361	$522	$—	$522	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	10/24/16	1.500%	281	405	—	405	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	10/24/16	1.500%	224	323	—	323	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust^	10/24/16	1.500%	167	241	—	241	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust^	10/31/16	1.500%	475	672	—	672	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust^	10/31/16	1.500%	421	596	—	596	Goldman Sachs & Co.
Countrywide Home Equity^	10/31/16	1.500%	481	681	—	681	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	10/03/16	1.500%	3,671	5,332	—	5,332	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	10/03/16	1.500%	1,012	1,473	—	1,473	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	10/03/16	1.500%	716	1,044	—	1,044	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	10/03/16	1.500%	432	630	—	630	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.^	10/03/16	1.500%	307	445	—	445	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	3,263	4,712	—	4,712	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	1,161	1,676	—	1,676	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	1,047	1,512	—	1,512	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	487	703	—	703	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	373	538	—	538	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	350	505	—	505	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	236	341	—	341	Goldman Sachs & Co.
GS Mortgage Securities Trust^	10/24/16	1.500%	213	308	—	308	Goldman Sachs & Co.
GSAMP Home Equity^	10/31/16	1.500%	826	1,169	—	1,169	Goldman Sachs & Co.
JPMBB Commercial Mortgage Trust^	10/24/16	1.500%	556	803	—	803	Goldman Sachs & Co.
Lehman Home Equity^	10/31/16	1.500%	1,050	1,487	—	1,487	Goldman Sachs & Co.
LNR CDO Ltd.^	10/11/16	1.500%	4,876	7,276	—	7,276	Goldman Sachs & Co.
Morgan Stanley Home Equity^	10/24/16	1.500%	1,058	1,528	—	1,528	Goldman Sachs & Co.
Morgan Stanley Home Equity^	10/24/16	1.500%	247	357	—	357	Goldman Sachs & Co.
Morgan Stanley Home Equity^	10/24/16	1.500%	202	291	—	291	Goldman Sachs & Co.
Morgan Stanley Home Equity^	10/31/16	1.500%	440	624	—	624	Goldman Sachs & Co.

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(1) (cont’d.):
WF-RBS Commercial Mortgage Trust^	10/24/16	1.500%	1,127	$1,627	$—	$1,627	Goldman Sachs & Co.

				$50,941	$—	$50,941

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices - Buy Protection(2):
CDX.NA.HY.27.V1	12/20/21	5.000%	38,500	$(1,335,950)	$(1,760,472)	$(424,522)
CDX.NA.IG.24.V1	06/20/20	1.000%	143,000	(2,059,697)	(1,952,062)	107,635
CDX.NA.IG.27.V1	12/20/21	1.000%	165,000	(1,929,961)	(2,108,058)	(178,097)

				$(5,325,608)	$(5,820,592)	$(494,984)

U.S. Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $44,871,272 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts as of September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
			3 Month
			EURIBOR
8,847	3 Month LIBOR	EUR 7,700	minus 26.95 bps	JPMorgan Chase	02/17/17	$203,596	$—	$203,596
			3 Month JPY
			LIBOR minus
3,431	3 Month LIBOR	JPY 350,000	31.25 bps	Deutsche Bank AG	05/14/17	(25,198)	—	(25,198)

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
	3 Month LIBOR
2,483	minus 54.24 bps JPY	300,000	0.155%	JPMorgan Chase	10/26/17	$(490,736)	$—	$(490,736)
			3 Month
			EURIBOR
10,044	3 Month LIBOR EUR	9,000	minus 38.15 bps	JPMorgan Chase	04/27/19	(50,539)	—	(50,539)

						$(362,877)	$—	$(362,877)

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	11/05/16	7,710	Pay variable payments based on 1 Day USOIS plus 25 bps and receive fixed payments based on the U.S. Treasury Strip	$(84,717)	$—	$(84,717)
Citigroup Global Markets	11/05/16	3,180	Pay variable payments based on 1 Day USOIS plus 25 bps and receive fixed payments based on the U.S. Treasury Strip	(29,119)	—	(29,119)
Citigroup Global Markets	11/05/16	(6,460)	Receive variable payments based on 1 Day USOIS plus 10 bps and pay fixed payments based on the U.S. Treasury Bond	263,639	—	263,639
Credit Suisse First Boston Corp.	01/12/41	2,988	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on IFN Index	(16,765)	(6,531)	(10,234)
JPMorgan Chase	11/23/16	11,385	Pay variable payments based on 1 Day USOIS plus 26 bps and receive fixed payments based on the U.S. Treasury Note	(73,886)	—	(73,886)
JPMorgan Chase	11/23/16	11,335	Pay variable payments based on 1 Day USOIS plus 26 bps and receive fixed payments based on the U.S. Treasury Note	(24,889)	—	(24,889)
JPMorgan Chase	11/23/16	11,325	Pay variable payments based on 1 Day USOIS plus 26 bps and receive fixed payments based on the U.S. Treasury Note	(106,824)	—	(106,824)
JPMorgan Chase	11/23/16	11,315	Pay variable payments based on 1 Day USOIS plus 26 bps and receive fixed payments based on the U.S. Treasury Note	(51,850)	—	(51,850)
JPMorgan Chase	11/23/16	11,305	Pay variable payments based on 1 Day USOIS plus 26 bps and receive fixed payments based on the U.S. Treasury Note	(82,223)	—	(82,223)
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Note	2,793	—	2,793
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Note	1,685	—	1,685

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Note	$(5,686)	$ —	$ (5,686)
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Note	(9,538)	—	(9,538)
JPMorgan Chase	12/08/16	18,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive fixed payments based on the U.S. Treasury Note	(11,647)	—	(11,647)

				$(229,027)	$(6,531)	$(222,496)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,802,879,079	$1,348,543,473	$—
Exchange Traded Funds	29,457,350	—	—
Preferred Stocks	2,985,337	12,370,636	—
Rights	—	623	—
Asset-Backed Securities
Collateralized Loan Obligations	—	297,914,049	19,496,813
Non-Residential Mortgage-Backed Securities	—	100,398,197	10,479,976
Residential Mortgage-Backed Securities	—	148,667,720	—
Bank Loans	—	46,802,751	210,189
Commercial Mortgage-Backed Securities	—	440,130,000	—
Corporate Bonds	—	1,041,410,435	—
Foreign Government Bonds	—	156,763,143	—
Municipal Bonds	—	13,876,715	—
Non-Corporate Foreign Agencies	—	33,221,118	—
Residential Mortgage-Backed Securities	—	124,156,785	24,253,225
U.S. Government Agency Obligations	—	323,589,770	—
Affilated Mutal Funds	1,858,975,933	—	—
U.S. Treasury Obligations	—	262,027,210	—
Options Purchased	4,908,469	—	—
Options Written	(48,125)	—	—
Other Financial Instruments*
Futures Contracts	1,668,627	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(252,337)	—
OTC Interest Rate Swap Agreements	—	13,045	—
Centrally Cleared Interest Rate Swap Agreements	—	(26,181,013)	—
OTC Credit Default Swap Agreements	—	(202,421)	50,941
Centrally Cleared Credit Default Swap Agreements	—	(559,144)	—
OTC Total Return Swap Agreements	—	(229,027)	—
OTC Currency Swap Agreements	—	(362,877)	—

Total	$7,700,826,670	$4,322,098,851	$54,491,144

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$ (710,624)
Equity contracts	8,379,407
Foreign exchange contracts	(252,337)
Interest rate contracts	(28,609,685)

Total	$(21,193,239)

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 91.6%
Brazil — 4.3%
Ambev SA	30,500	$186,349
Banco Bradesco SA	20,100	175,033
BM&FBovespa SA	149,700	777,925
BRF SA	13,800	235,845
Cosan SA Industria e Comercio	3,000	34,703
EDP - Energias do Brasil SA	33,400	147,479
Fibria Celulose SA, REIT	6,000	42,452
Hypermarcas SA	73,800	638,345
JBS SA	184,300	669,842
Klabin SA, UTS	13,700	71,783
Kroton Educacional SA	29,800	136,531
Localiza Rent a Car SA	19,200	234,971
Lojas Renner SA	15,700	118,614
Petroleo Brasileiro SA*	72,600	341,553
Qualicorp SA	91,800	540,274
TIM Participacoes SA	21,100	51,580
Vale SA	3,000	16,494

		4,419,773

Chile — 0.8%
Cencosud SA	239,019	717,975
Empresa Nacional de Telecomunicaciones SA*	3,510	34,325
SACI Falabella	7,537	55,262

		807,562

China — 26.4%
AAC Technologies Holdings, Inc.	82,000	828,530
Agricultural Bank of China Ltd. (Class H Stock)	546,000	235,510
Alibaba Group Holding Ltd., ADR*(a)	21,200	2,242,748
Anhui Conch Cement Co. Ltd. (Class H Stock)	45,500	125,756
Baidu, Inc., ADR*	3,400	619,038
Bank of China Ltd. (Class H Stock)	3,215,000	1,484,700
Bank of Communications Co. Ltd. (Class H Stock)	1,074,000	826,066
BBMG Corp. (Class H Stock)	345,000	133,819
Beijing Enterprises Holdings Ltd.	7,500	38,274
BYD Co. Ltd. (Class H Stock)*	15,000	99,778
China Cinda Asset Management Co. Ltd. (Class H Stock)	203,000	72,297
China CITIC Bank Corp. Ltd. (Class H Stock)	722,000	482,930
China Communications Construction Co. Ltd. (Class H Stock)	109,000	115,676
China Communications Services Corp. Ltd. (Class H Stock)	66,000	41,426
China Construction Bank Corp. (Class H Stock)	1,942,000	1,458,517
China Everbright Bank Co. Ltd. (Class H Stock)	1,285,000	601,823
China Everbright Ltd.	20,000	41,247
China Galaxy Securities Co. Ltd. (Class H Stock)	554,500	510,009
China Medical System Holdings Ltd.	30,000	50,718
China Merchants Bank Co. Ltd. (Class H Stock)	87,000	221,244
China Minsheng Banking Corp. Ltd. (Class H Stock)	129,000	149,862

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Mobile Ltd.	121,000	$1,486,409
China Power International Development Ltd.	106,000	41,070
China Railway Construction Corp. Ltd. (Class H Stock)	48,000	55,002
China Railway Group Ltd. (Class H Stock)	506,000	369,936
China Resources Land Ltd.	68,000	191,720
China Resources Power Holdings Co. Ltd.	46,000	79,968
China Telecom Corp. Ltd. (Class H Stock)	324,000	165,293
China Vanke Co. Ltd. (Class H Stock)	278,000	726,790
CITIC Ltd.	103,000	148,124
Geely Automobile Holdings Ltd.	710,000	639,320
GF Securities Co. Ltd. (Class H Stock)	30,000	63,950
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	498,000	644,066
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	434,400	688,375
Haitong Securities Co. Ltd. (Class H Stock)	59,200	101,217
Huadian Power International Corp. Ltd. (Class H Stock)	1,160,000	523,584
Huaneng Power International, Inc. (Class H Stock)	808,000	509,625
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,791,000	1,136,695
NetEase, Inc., ADR	3,300	794,574
New Oriental Education & Technology Group, Inc., ADR*	3,300	152,988
PICC Property & Casualty Co. Ltd. (Class H Stock)	144,000	241,426
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	234,000	1,226,672
Semiconductor Manufacturing International Corp.*	623,000	70,180
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	111,500	348,722
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	248,500	674,885
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	1,238,000	628,688
Sinopharm Group Co. Ltd. (Class H Stock)	26,400	127,864
Tencent Holdings Ltd.	159,000	4,420,524
TravelSky Technology Ltd. (Class H Stock)	21,000	50,123
Weichai Power Co. Ltd. (Class H Stock)	470,000	634,159
Zhejiang Expressway Co. Ltd. (Class H Stock)	30,000	31,782

		27,353,699

Colombia — 0.3%
Almacenes Exito SA	65,016	331,467

Greece — 1.1%
FF Group*	17,192	427,646
Hellenic Telecommunications Organization SA	9,676	84,915
JUMBO SA	47,264	590,648
OPAP SA	7,950	67,291

		1,170,500

Hong Kong — 0.2%
GCL-Poly Energy Holdings Ltd.	1,250,000	167,555
Nine Dragons Paper Holdings Ltd.	35,000	33,003

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Sun Art Retail Group Ltd.	58,000	$40,117

		240,675

Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	10,583	655,644

India — 7.4%
Aurobindo Pharma Ltd.	59,592	767,167
Bajaj Finance Ltd.	12,770	202,806
Bharat Petroleum Corp. Ltd.	37,565	346,095
Bharti Airtel Ltd.	23,623	111,625
Cadila Healthcare Ltd.	46,930	273,860
Eicher Motors Ltd.	317	118,475
Havells India Ltd.	5,970	37,566
HCL Technologies Ltd.	66,219	796,692
Hero MotoCorp Ltd.	5,526	283,919
Hindalco Industries Ltd.	27,009	62,157
Housing Development Finance Corp. Ltd.	8,062	169,100
Idea Cellular Ltd.	138,007	164,352
Infosys Ltd., ADR	6,200	97,836
Power Finance Corp. Ltd.	334,407	605,903
Reliance Industries Ltd., GDR, 144A	34,028	1,116,118
Shree Cement Ltd.	204	52,279
Tata Consultancy Services Ltd.	9,580	350,102
Tata Motors Ltd., ADR	24,900	995,502
Tech Mahindra Ltd.	5,817	36,773
Vedanta Ltd., ADR	46,000	477,020
Zee Entertainment Enterprises Ltd.	69,027	568,210

		7,633,557

Indonesia — 1.8%
Adaro Energy Tbk PT	298,000	27,653
Bank Central Asia Tbk PT	205,500	247,868
Gudang Garam Tbk PT	125,100	595,278
Indofood Sukses Makmur Tbk PT	103,200	69,019
Matahari Department Store Tbk PT	51,800	73,553
PT Tower Bersama Infrastructure Tbk	51,600	24,148
Telekomunikasi Indonesia Persero Tbk PT	2,506,200	834,534

		1,872,053

Malaysia — 1.6%
AirAsia Bhd	867,200	586,017
Astro Malaysia Holdings Bhd	34,800	22,974
Genting Bhd	48,300	92,715
Genting Malaysia Bhd	72,700	80,034
IOI Properties Group Bhd	329,100	198,494
MISC Bhd	29,800	54,422
Petronas Dagangan Bhd	16,900	96,053
PPB Group Bhd	11,400	44,658
Public Bank Bhd	26,900	128,984
Tenaga Nasional Bhd	81,800	282,942
Westports Holdings Bhd	24,900	26,454

		1,613,747

Mexico — 2.6%
Arca Continental SAB de CV	34,200	203,545
Coca-Cola Femsa SAB de CV (Class L Stock)	11,000	82,538
El Puerto de Liverpool SAB de CV (Class C1 Stock)	4,600	48,159
Fibra Uno Administracion SA de CV	32,100	58,688

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	61,500	$584,654
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	44,900	78,779
Grupo Lala SAB de CV	13,400	25,570
Grupo Televisa SAB, UTS	60,100	308,718
Industrias Penoles SAB de CV	1,705	40,801
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	256,000	579,077
Promotora y Operadora de Infraestructura SAB de CV	6,620	71,267
Wal-Mart de Mexico SAB de CV	291,500	638,181

		2,719,977

Netherlands — 0.4%
Steinhoff International Holdings NV	73,964	423,585

Philippines — 0.3%
Globe Telecom, Inc.	795	33,564
JG Summit Holdings, Inc.	76,310	117,490
Metro Pacific Investments Corp.	317,300	46,504
PLDT, Inc.	1,680	59,422
SM Prime Holdings, Inc.	136,800	79,677

		336,657

Poland — 0.9%
Bank Zachodni WBK SA*	3,050	248,288
Cyfrowy Polsat SA*	4,256	27,276
PGE Polska Grupa Energetyczna SA	219,692	583,659
Polski Koncern Naftowy Orlen SA*	4,666	79,355

		938,578

Qatar — 0.1%
Doha Bank QSC	3,105	31,713
Ooredoo QSC	1,992	52,516
Qatar Insurance Co. SAQ	2,790	68,095

		152,324

Romania — 0.1%
New Europe Property Investments PLC	5,482	62,160

Russia — 3.4%
Alrosa PJSC	143,100	197,409
Gazprom PJSC	329,920	709,255
Lukoil PJSC	12,027	587,301
Magnit PJSC, GDR, RegS	4,512	188,105
MegaFon PJSC, GDR, RegS	2,756	26,320
MMC Norilsk Nickel PJSC	614	95,972
Mobile TeleSystems PJSC, ADR	2,300	17,549
Moscow Exchange MICEX-RTS PJSC	83,140	167,635
Novatek OJSC, GDR, RegS	2,186	240,460
PhosAgro PJSC, GDR, RegS	2,150	27,735
Rosneft PJSC	46,240	252,651
Sberbank of Russia PJSC, ADR	67,579	633,756
Severstal PJSC	5,850	70,168
Sistema PJSC FC, GDR, RegS	3,761	27,907
Surgutneftegas OJSC, ADR	33,931	163,208
Tatneft PJSC	14,340	73,184

		3,478,615

South Africa — 6.5%
AngloGold Ashanti Ltd.*	8,789	140,469
Barclays Africa Group Ltd.	67,293	742,957

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
FirstRand Ltd.	81,613	$282,765
Gold Fields Ltd.	18,292	88,669
Hyprop Investments Ltd., UTS, REIT	29,262	258,136
Imperial Holdings Ltd.	8,465	103,362
Liberty Holdings Ltd.	2,707	22,999
MMI Holdings Ltd.	11,833	19,270
Naspers Ltd. (Class N Stock)	7,302	1,263,778
Nedbank Group Ltd.	44,520	724,120
Pioneer Foods Group Ltd.	3,086	38,942
Redefine Properties Ltd., REIT	532,145	444,007
RMB Holdings Ltd.	141,140	602,187
Sappi Ltd.*	37,466	194,062
Sasol Ltd.	12,502	341,562
Shoprite Holdings Ltd.	10,101	141,138
Sibanye Gold Ltd.	16,231	57,708
Standard Bank Group Ltd.	92,439	949,843
Telkom SA SOC Ltd.	64,908	286,186

		6,702,160

South Korea — 14.1%
Hana Financial Group, Inc.	3,520	89,615
Hankook Tire Co. Ltd.	1,598	86,398
Hanwha Chemical Corp.	2,596	57,504
Hyosung Corp.	497	59,051
Hyundai Development Co-Engineering & Construction	4,650	217,971
Hyundai Motor Co.	204	25,211
Hyundai Steel Co.	14,894	692,344
Kangwon Land, Inc.	2,277	81,364
KB Financial Group, Inc.	9,207	316,674
Kia Motors Corp.	19,155	735,971
Korea Aerospace Industries Ltd.	1,416	98,682
Korea Electric Power Corp.	17,564	860,394
KT Corp.	21,068	611,306
KT&G Corp.	8,098	922,195
LG Corp.	2,299	135,861
LG Uplus Corp.	63,847	682,817
Lotte Chemical Corp.	2,823	769,528
NAVER Corp.	1,520	1,223,696
POSCO	1,782	369,353
Samsung C&T Corp.	1,871	254,307
Samsung Electronics Co. Ltd.	2,428	3,537,019
Samsung SDS Co. Ltd.	861	121,132
Shinhan Financial Group Co. Ltd.	25,644	939,203
SK Holdings Co. Ltd.	2,994	579,398
SK Innovation Co. Ltd.	1,547	229,215
SK Telecom Co. Ltd.	486	99,650
S-Oil Corp.	1,095	81,365
Woori Bank	72,489	753,459

		14,630,683

Taiwan — 12.9%
Cathay Financial Holding Co. Ltd.	267,600	344,071
Cheng Shin Rubber Industry Co. Ltd.	279,000	588,569
China Life Insurance Co. Ltd.	761,840	699,860
Chunghwa Telecom Co. Ltd.	83,000	292,719
CTBC Financial Holding Co. Ltd.	387,000	225,583
First Financial Holding Co. Ltd.	1,362,205	725,451
Formosa Chemicals & Fibre Corp.	297,000	801,405
Formosa Petrochemical Corp.	226,000	681,329
Foxconn Technology Co. Ltd.	250,480	738,573

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Fubon Financial Holding Co. Ltd.	116,000	$172,365
Highwealth Construction Corp.	20,000	30,994
Hon Hai Precision Industry Co. Ltd.	148,085	374,753
Inotera Memories, Inc.*	57,000	50,308
Largan Precision Co. Ltd.	7,000	853,135
Lite-On Technology Corp.	407,021	588,442
MediaTek, Inc.	36,000	276,405
Nien Made Enterprise Co. Ltd.	65,000	840,550
Phison Electronics Corp.	3,000	22,911
Powertech Technology, Inc.	246,000	639,332
President Chain Store Corp.	12,000	95,578
Realtek Semiconductor Corp.	11,000	36,304
Taiwan Mobile Co. Ltd.	63,000	226,517
Taiwan Semiconductor Manufacturing Co. Ltd.	554,000	3,256,492
Uni-President Enterprises Corp.	339,000	637,832
WPG Holdings Ltd.	106,000	125,761

		13,325,239

Thailand — 3.2%
Advanced Info Service PCL	147,400	680,635
Airports of Thailand PCL	54,400	626,424
Charoen Pokphand Foods PCL	793,700	727,272
Glow Energy PCL	11,100	25,548
Home Product Center PCL	85,400	24,646
Indorama Ventures PCL	35,256	28,744
PTT PCL	39,700	388,407
Robinson Department Store PCL	10,800	18,935
Siam Cement PCL (The)	9,000	134,870
Thai Oil PCL	170,400	336,866
Thai Union Group PCL (Class F Stock)	473,200	292,251

		3,284,598

Turkey — 2.1%
Akbank TAS	48,730	130,544
Arcelik A/S	90,563	637,367
Eregli Demir ve Celik Fabrikalari TAS	35,044	48,227
KOC Holding A/S	154,829	665,199
Petkim Petrokimya Holding A/S	157,252	238,385
Tupras Turkiye Petrol Rafinerileri A/S	2,927	55,427
Turkcell Iletisim Hizmetleri A/S*	13,024	42,112
Turkiye Is Bankasi (Class C Stock)	186,982	295,990
Turkiye Sise ve Cam Fabrikalari A/S	16,082	17,043

		2,130,294

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	43,787	76,785
Aldar Properties PJSC	191,885	139,315
Dubai Islamic Bank PJSC	202,980	299,036
First Gulf Bank PJSC	19,233	61,681

		576,817

TOTAL COMMON STOCKS (cost $86,752,404)		94,860,364

EXCHANGE TRADED FUND — 1.0%
iShares MSCI Emerging Markets ETF(a) (cost $1,010,346)	27,500	1,029,875

PREFERRED STOCKS — 4.8%
Brazil — 2.8%
Banco Bradesco SA (PRFC)	131,110	1,207,027
Braskem SA (PRFC A)	57,100	440,345

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Itau Unibanco Holding SA (PRFC)	27,700	$304,499
Itausa - Investimentos Itau SA (PRFC)	356,318	918,145
Petroleo Brasileiro SA (PRFC)*	5,000	21,063
Suzano Papel e Celulose SA (PRFC A)	8,000	25,829
Vale SA (PRFC)	4,000	19,027

		2,935,935

Chile — 0.1%
Embotelladora Andina SA (PRFC B)	26,966	103,284

Colombia — 0.6%
Grupo Aval Acciones y Valores SA (PRFC)	1,415,493	618,559

Russia — 0.2%
Transneft PJSC (PRFC)	75	161,365

South Korea — 1.1%
Samsung Electronics Co. Ltd. (PRFC)	1,000	1,174,801

TOTAL PREFERRED STOCKS (cost $3,750,165)		4,993,944

TOTAL LONG-TERM INVESTMENTS (cost $91,512,915)		100,884,183

SHORT-TERM INVESTMENTS — 5.2%
AFFILIATED MUTUAL FUNDS — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,913,774)(w)	1,913,774	1,913,774
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $3,200,969)(b)(w)	3,200,969	3,200,969

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,114,743)		5,114,743

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
0.334%	12/15/16	250	249,906

(cost $249,833)

TOTAL SHORT-TERM INVESTMENTS (cost $5,364,576)			5,364,649

TOTAL INVESTMENTS — 102.6% (cost $96,877,491)			106,248,832
Liabilities in excess of other assets(z) — (2.6)%			(2,710,677)

NET ASSETS — 100.0%			$103,538,155

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,129,810; cash collateral of $3,199,993 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
62	Mini MSCI Emerging Markets Index	Dec. 2016	$2,785,040	$2,828,750	$43,710

A U.S. Treasury Obligation with a market value of $249,906 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$4,419,773	$—	$—
Chile	807,562	—	—
China	3,809,348	23,544,351	—
Colombia	331,467	—	—
Greece	—	1,170,500	—
Hong Kong	—	240,675	—
Hungary	—	655,644	—
India	2,686,476	4,947,081	—
Indonesia	—	1,872,053	—
Malaysia	—	1,613,747	—
Mexico	2,719,977	—	—
Netherlands	—	423,585	—
Philippines	—	336,657	—
Poland	—	938,578	—
Qatar	—	152,324	—
Romania	—	62,160	—
Russia	1,325,040	2,153,575	—
South Africa	—	6,702,160	—
South Korea	—	14,630,683	—
Taiwan	—	13,325,239	—
Thailand	3,149,728	134,870	—
Turkey	—	2,130,294	—
United Arab Emirates	—	576,817	—
Exchange Traded Fund	1,029,875	—	—
Preferred Stocks
Brazil	2,935,935	—	—
Chile	103,284	—	—
Colombia	618,559	—	—
Russia	—	161,365	—
South Korea	—	1,174,801	—
U.S. Treasury Obligation	—	249,906	—
Affiliated Mutual Funds	5,114,743	—	—
Other Financial Instruments*
Futures Contracts	43,710	—	—

Total	$29,095,477	$77,197,065	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Banks	16.9%
Internet Software & Services	9.0
Oil, Gas & Consumable Fuels	6.7
Technology Hardware, Storage & Peripherals	5.8
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	4.9
Semiconductors & Semiconductor Equipment	4.4
Automobiles	3.3
Wireless Telecommunication Services	3.0
Diversified Telecommunication Services	2.9
Chemicals	2.9
Food Products	2.6
Insurance	2.5
Metals & Mining	2.3
Media	2.1
Electronic Equipment, Instruments & Components	2.1
Food & Staples Retailing	2.1
Real Estate Management & Development	2.0
Industrial Conglomerates	1.9
Household Durables	1.8
Electric Utilities	1.8
Capital Markets	1.7
Diversified Financial Services	1.7
Tobacco	1.5
IT Services	1.4
Pharmaceuticals	1.4
Health Care Providers & Services	1.3
Transportation Infrastructure	1.3

Independent Power & Renewable Electricity Producers	1.1%
Exchange Traded Fund	1.0
Specialty Retail	1.0
Equity Real Estate Investment Trusts (REITs)	0.7
Construction & Engineering	0.7
Machinery	0.7
Auto Components	0.7
Personal Products	0.6
Airlines	0.6
Household Products	0.6
Beverages	0.6
Construction Materials	0.5
Hotels, Restaurants & Leisure	0.3
Multiline Retail	0.3
Paper & Forest Products	0.3
U.S. Treasury Obligation	0.3
Diversified Consumer Services	0.2
Road & Rail	0.2
Consumer Finance	0.2
Thrifts & Mortgage Finance	0.2
Distributors	0.2
Aerospace & Defense	0.1
Containers & Packaging	0.1
Marine	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Porfolio as of September 30,2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$43,710

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 97.4%
Australia — 6.1%
Amcor Ltd.	73,336	$854,168
Aristocrat Leisure Ltd.	453,712	5,520,288
ASX Ltd.	114,691	4,249,119
Bendigo & Adelaide Bank Ltd.	40,219	333,569
BHP Billiton Ltd.	50,127	868,326
Caltex Australia Ltd.	16,268	430,107
Coca-Cola Amatil Ltd.	666,116	5,252,429
Commonwealth Bank of Australia	29,970	1,671,226
CSL Ltd.	24,051	1,977,730
Dexus Property Group, REIT	662,355	4,655,410
Fortescue Metals Group Ltd.	1,630,204	6,239,739
Goodman Group, REIT	108,721	609,348
GPT Group (The), REIT	88,645	345,189
Macquarie Group Ltd.	105,431	6,667,936
Medibank Private Ltd.	161,312	307,297
Mirvac Group, REIT	1,644,610	2,835,305
National Australia Bank Ltd.	25,374	545,440
Newcrest Mining Ltd.	47,246	797,520
Sonic Healthcare Ltd.	24,248	410,618
Suncorp Group Ltd.	81,270	758,200
Sydney Airport	72,575	389,008
Transurban Group	126,119	1,102,195
Wesfarmers Ltd.	29,602	1,003,543
Westpac Banking Corp.(a)	13,341	303,537

		48,127,247

Austria — 1.0%
Erste Group Bank AG*	186,205	5,513,875
voestalpine AG	75,544	2,611,643

		8,125,518

Belgium — 0.4%
Anheuser-Busch InBev NV	17,522	2,304,292
Solvay SA	4,644	538,113

		2,842,405

Denmark — 1.9%
AP Moeller - Maersk A/S (Class A Stock)	242	340,007
Danske Bank A/S	43,213	1,264,236
ISS A/S	39,474	1,640,332
Novo Nordisk A/S (Class B Stock)	117,460	4,895,582
Vestas Wind Systems A/S	83,236	6,875,591

		15,015,748

Finland — 1.9%
Kone OYJ (Class B Stock)	81,951	4,160,430
Neste OYJ	122,980	5,245,860
Stora Enso OYJ (Class R Stock)	35,051	311,368
UPM-Kymmene OYJ	267,227	5,642,414

		15,360,072

France — 9.8%
Arkema SA	4,189	387,829
Atos SE	5,453	587,066
AXA SA	213,346	4,536,224
BNP Paribas SA	159,052	8,180,657
Capgemini SA	49,112	4,815,135
Carrefour SA	34,768	901,482
Casino Guichard Perrachon SA	7,160	348,509
Cie de Saint-Gobain	36,070	1,560,758
Cie Generale des Etablissements Michelin	57,231	6,337,513

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
CNP Assurances	19,548	$328,426
Credit Agricole SA	544,390	5,369,839
Danone SA	36,715	2,726,207
Electricite de France SA(a)	74,323	904,680
Klepierre, REIT	13,692	628,507
Orange SA	124,094	1,944,259
Peugeot SA*	279,880	4,274,008
Renault SA	11,937	982,053
Safran SA	19,439	1,398,102
Sanofi	85,946	6,544,902
Societe Generale SA	182,026	6,297,088
Thales SA	29,912	2,754,338
TOTAL SA	161,328	7,672,893
Valeo SA	89,367	5,216,268
Vinci SA	30,642	2,346,527

		77,043,270

Germany — 7.7%
adidas AG	45,394	7,895,168
Allianz SE	28,627	4,254,286
BASF SE	14,866	1,272,912
Bayer AG	98,618	9,904,284
Bayerische Motoren Werke AG	20,792	1,750,597
Covestro AG	6,560	388,210
Deutsche Post AG	61,525	1,926,265
Deutsche Telekom AG	202,983	3,410,237
Deutsche Wohnen AG	20,922	761,316
Evonik Industries AG	34,961	1,183,588
Fresenius SE & Co. KGaA	23,720	1,894,800
Hannover Rueck SE	3,788	406,058
HeidelbergCement AG	8,956	846,990
Henkel AG & Co. KGaA	6,487	756,609
K+S AG(a)	175,521	3,332,930
Merck KGaA	7,925	854,834
METRO AG	140,345	4,177,499
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	4,659	870,147
OSRAM Licht AG	5,953	349,719
ProSiebenSat.1 Media SE	13,735	588,894
SAP SE	60,662	5,547,713
Siemens AG	69,589	8,160,070
TUI AG	30,877	438,757

		60,971,883

Hong Kong — 3.9%
AIA Group Ltd.	458,800	3,085,313
BOC Hong Kong Holdings Ltd.	1,607,500	5,469,360
Cathay Pacific Airways Ltd.	965,000	1,349,008
Cheung Kong Infrastructure Holdings Ltd.	38,000	327,747
Cheung Kong Property Holdings Ltd.	169,000	1,243,140
CLP Holdings Ltd.	163,000	1,688,201
Henderson Land Development Co. Ltd.	400	2,387
Kerry Properties Ltd.	392,000	1,287,826
Link REIT, REIT	140,500	1,037,184
Sun Hung Kai Properties Ltd.	308,000	4,682,449
WH Group Ltd.	6,159,500	4,978,373
Wharf Holdings Ltd. (The)	713,000	5,230,976
Wheelock & Co. Ltd.	76,000	451,422

		30,833,386

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 0.4%
James Hardie Industries PLC, CDI	28,170	$441,041
Paddy Power Betfair PLC	23,668	2,676,298

		3,117,339

Israel — 1.2%
Bank Hapoalim BM	770,716	4,376,249
Teva Pharmaceutical Industries Ltd.	112,741	5,232,863

		9,609,112

Italy — 2.0%
Assicurazioni Generali SpA	74,364	907,539
Atlantia SpA	25,921	658,335
Enel SpA	1,243,559	5,542,226
Ferrari NV	7,649	397,486
Intesa Sanpaolo SpA	767,615	1,704,195
Mediobanca SpA	110,409	718,587
Poste Italiane SpA	137,777	945,287
Telecom Italia SpA*	1,725,664	1,433,864
Telecom Italia SpA-RSP*	5,259,634	3,570,488

		15,878,007

Japan — 24.3%
Alfresa Holdings Corp.	162,700	3,445,069
Amada Holdings Co. Ltd.	29,800	309,989
ANA Holdings, Inc.	1,636,000	4,444,581
Aozora Bank Ltd.	1,323,000	4,560,069
Asahi Glass Co. Ltd.	460,000	2,974,338
Asahi Group Holdings Ltd.	23,500	856,041
Asahi Kasei Corp.	77,000	613,626
Astellas Pharma, Inc.	312,200	4,876,270
Bandai Namco Holdings, Inc.	175,800	5,380,901
Brother Industries Ltd.	288,500	5,072,290
Central Japan Railway Co.	29,800	5,101,910
Chiba Bank Ltd. (The)	51,000	289,639
Chubu Electric Power Co., Inc.	40,700	592,204
Dai Nippon Printing Co. Ltd.	34,000	333,528
Daicel Corp.	401,400	5,072,523
Daiichi Sankyo Co. Ltd.	37,800	908,274
Daito Trust Construction Co. Ltd.	32,600	5,214,030
Daiwa House Industry Co. Ltd.	117,600	3,227,495
East Japan Railway Co.	21,100	1,904,572
Fuji Heavy Industries Ltd.	37,100	1,391,973
FUJIFILM Holdings Corp.	27,400	1,014,975
Fujitsu Ltd.	116,000	624,269
Fukuoka Financial Group, Inc.	89,000	369,915
Hankyu Hanshin Holdings, Inc.	15,200	524,079
Hitachi High-Technologies Corp.	31,700	1,268,983
Hitachi Metals Ltd.	25,300	311,246
Honda Motor Co. Ltd.	17,800	513,713
Hoya Corp.	8,400	337,914
Iida Group Holdings Co. Ltd.	210,000	4,225,772
ITOCHU Corp.(a)	437,700	5,510,453
Japan Exchange Group, Inc.	33,100	517,554
Japan Tobacco, Inc.	117,700	4,818,076
JFE Holdings, Inc.	30,400	444,402
Kajima Corp.	267,000	1,868,433
Kaneka Corp.	38,000	300,863
Kansai Electric Power Co., Inc. (The)*	43,600	396,646
Kao Corp.	43,400	2,453,750
KDDI Corp.	170,200	5,273,139
Koito Manufacturing Co. Ltd.	6,900	335,821

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Konami Holdings Corp.(a)	34,900	$1,348,547
Kuraray Co. Ltd.	32,200	477,687
Kyocera Corp.	20,100	965,871
Marubeni Corp.	100,900	518,333
Mazda Motor Corp.	218,800	3,356,778
Mebuki Financial Group, Inc.	93,600	335,327
Medipal Holdings Corp.	162,300	2,813,331
MEIJI Holdings Co. Ltd.	8,300	824,112
Mitsubishi Chemical Holdings Corp.	85,100	533,526
Mitsubishi Corp.	94,600	2,156,508
Mitsubishi Gas Chemical Co., Inc.	29,500	422,353
Mitsubishi Materials Corp.	11,400	311,817
Mitsubishi Motors Corp.	598,700	2,796,694
Mitsubishi Tanabe Pharma Corp.	102,000	2,184,680
Mitsubishi UFJ Lease & Finance Co. Ltd.	622,600	2,857,067
Mitsui & Co. Ltd.	450,100	6,237,886
Mitsui Chemicals, Inc.	80,000	380,540
Mizuho Financial Group, Inc.	1,479,800	2,494,112
MS&AD Insurance Group Holdings, Inc.	32,000	891,879
NEC Corp.	157,000	404,940
Nikon Corp.	21,200	316,606
Nippon Telegraph & Telephone Corp.	151,300	6,919,855
Nissan Motor Co. Ltd.	154,300	1,513,509
Nitori Holdings Co. Ltd.	5,100	611,351
NTT DOCOMO, Inc.	89,300	2,268,489
Obayashi Corp.	529,000	5,247,035
ORIX Corp.	278,200	4,104,189
Panasonic Corp.	134,500	1,345,210
Pola Orbis Holdings, Inc.	3,500	313,309
SBI Holdings, Inc.	26,100	311,749
Sega Sammy Holdings, Inc.	148,900	2,124,051
Sekisui House Ltd.	37,000	630,357
Shimamura Co. Ltd.	8,400	1,022,627
Shimizu Corp.	263,000	2,350,563
Shin-Etsu Chemical Co. Ltd.	24,300	1,695,480
Shionogi & Co. Ltd.	18,800	963,190
SoftBank Group Corp.	60,900	3,946,844
Sumitomo Chemical Co. Ltd.	99,000	439,898
Sumitomo Corp.(a)	33,400	373,901
Sumitomo Mitsui Financial Group, Inc.	210,500	7,110,608
Sumitomo Mitsui Trust Holdings, Inc.	21,000	686,104
Sundrug Co. Ltd.	4,100	344,151
Suzuken Co. Ltd.	10,300	340,111
Suzuki Motor Corp.	108,100	3,620,813
Taiheiyo Cement Corp.	107,000	307,889
Taisei Corp.	367,000	2,753,332
TDK Corp.(a)	77,100	5,165,633
Teijin Ltd.	17,400	337,561
Tohoku Electric Power Co., Inc.	28,000	365,147
Tokyo Electron Ltd.	65,900	5,824,504
Tokyo Gas Co. Ltd.	123,000	547,229
Tokyu Corp.	66,000	503,469
Toray Industries, Inc.	91,000	886,294
Toyota Motor Corp.	97,400	5,649,828
West Japan Railway Co.	6,300	390,816
Yamaguchi Financial Group, Inc.	29,000	309,118
Yamaha Corp.	10,500	339,899

		191,972,032

Mexico — 0.4%
Fresnillo PLC	124,543	2,922,277

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 3.7%
ING Groep NV	634,980	$7,839,259
Koninklijke KPN NV	211,608	702,064
NN Group NV	171,484	5,264,659
NXP Semiconductors NV*	18,000	1,836,180
Randstad Holding NV	7,452	338,863
Royal Dutch Shell PLC (Class A Stock)	268,609	6,682,394
Royal Dutch Shell PLC (Class B Stock)	235,222	6,098,261
Wolters Kluwer NV	18,979	811,379

		29,573,059

New Zealand — 0.4%
Auckland International Airport Ltd.	330,115	1,769,362
Fletcher Building Ltd.	48,678	381,220
Spark New Zealand Ltd.	256,176	673,976

		2,824,558

Norway — 1.0%
Marine Harvest ASA*	135,520	2,430,969
Norsk Hydro ASA	83,591	361,428
Orkla ASA	50,564	523,603
Statoil ASA(a)	69,939	1,174,157
Yara International ASA	107,372	3,577,959

		8,068,116

Portugal — 0.7%
EDP - Energias de Portugal SA	145,824	489,389
Galp Energia SGPS SA	380,372	5,196,630

		5,686,019

Singapore — 0.9%
DBS Group Holdings Ltd.	480,600	5,453,297
Wilmar International Ltd.	587,200	1,394,123

		6,847,420

Spain — 2.8%
Abertis Infraestructuras SA	39,585	616,715
Aena SA, 144A	4,365	644,321
Amadeus IT Group SA (Class A Stock)	73,656	3,676,407
Distribuidora Internacional de Alimentacion SA	51,611	319,602
Enagas SA	12,928	388,906
Gas Natural SDG SA(a)	251,885	5,178,296
Iberdrola SA	345,732	2,350,784
Industria de Diseno Textil SA	144,506	5,358,005
Mapfre SA	138,382	387,170
Red Electrica Corp. SA	26,676	575,579
Telefonica SA	272,353	2,754,332

		22,250,117

Sweden — 2.3%
Atlas Copco AB (Class A Stock)	202,872	6,107,367
Atlas Copco AB (Class B Stock)	24,144	659,734
Boliden AB	273,088	6,418,840
Electrolux AB (Class B Stock)	15,078	377,656
ICA Gruppen AB(a)	92,519	3,056,215
Securitas AB (Class B Stock)	18,430	308,647
Svenska Cellulosa AB SCA (Class B Stock)	37,802	1,121,997
Swedish Match AB	9,578	351,434

		18,401,890

Switzerland — 8.1%
ABB Ltd.*	334,503	7,539,020

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Actelion Ltd.*	9,961	$1,728,572
Chocoladefabriken Lindt & Spruengli AG	6	409,555
Coca-Cola HBC AG*	18,612	432,383
Galenica AG	263	279,680
Geberit AG	808	354,179
Givaudan SA	1,055	2,150,849
Nestle SA	199,076	15,719,853
Novartis AG	138,038	10,894,004
Partners Group Holding AG	1,073	542,118
Roche Holding AG	47,307	11,755,724
Sika AG	134	652,862
Swiss Life Holding AG*	18,173	4,712,670
Swiss Re AG	20,785	1,877,269
UBS Group AG	225,308	3,077,811
Wolseley PLC	27,167	1,527,932

		63,654,481

United Kingdom — 15.9%
3i Group PLC	556,213	4,689,636
Ashtead Group PLC	31,255	513,652
AstraZeneca PLC	22,975	1,487,666
Babcock International Group PLC	23,572	315,580
BAE Systems PLC	45,891	311,748
BP PLC	1,161,206	6,768,328
British American Tobacco PLC	182,372	11,630,905
Coca-Cola European Partners PLC	13,383	532,916
Compass Group PLC	102,794	1,990,765
Croda International PLC	8,024	362,075
DCC PLC	25,971	2,359,623
Diageo PLC	160,323	4,592,199
Dixons Carphone PLC	66,095	315,698
Fiat Chrysler Automobiles NV	56,249	357,532
GKN PLC	113,637	471,536
GlaxoSmithKline PLC	381,472	8,124,753
HSBC Holdings PLC	1,891,651	14,219,024
IMI PLC	23,497	327,010
Imperial Brands PLC	91,500	4,709,537
Intertek Group PLC	11,622	524,659
J Sainsbury PLC	1,552,663	4,945,302
Johnson Matthey PLC	9,219	393,228
Kingfisher PLC	626,457	3,056,506
Legal & General Group PLC	1,962,521	5,561,801
National Grid PLC	440,723	6,224,222
Pearson PLC	131,427	1,284,778
Persimmon PLC	19,394	456,001
Reckitt Benckiser Group PLC	40,117	3,776,790
RELX PLC	192,833	3,656,766
Rio Tinto PLC	10,068	334,620
RSA Insurance Group PLC	63,406	447,808
SABMiller PLC	62,814	3,658,863
Sage Group PLC (The)	152,490	1,456,980
Segro PLC, REIT	52,465	308,234
SSE PLC	46,801	950,323
Tate & Lyle PLC	32,781	318,195
Unilever NV, CVA	101,487	4,675,859
Unilever PLC	76,452	3,617,696
Vodafone Group PLC	2,041,100	5,853,691
Worldpay Group PLC	862,548	3,307,192
WPP PLC	278,813	6,553,639

		125,443,336

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States — 0.6%
Mobileye NV*(a)	10,900	$464,013
QIAGEN NV*	13,810	380,788
Shire PLC	56,621	3,661,274

		4,506,075

TOTAL COMMON STOCKS (cost $746,277,646)		769,073,367

EXCHANGE TRADED FUND — 0.5%
iShares MSCI EAFE ETF (cost $4,173,498)	70,039	4,141,406

PREFERRED STOCK — 0.8%
Germany
Volkswagen AG (PRFC) (cost $7,296,502)	47,230	6,221,753

TOTAL LONG-TERM INVESTMENTS (cost $757,747,646)		779,436,526

SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUND — 3.1%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $24,548,718)(b)(w)	24,548,718	24,548,718

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
0.340%	12/15/16	1,000	$999,625

(cost $999,311)

TOTAL SHORT-TERM INVESTMENTS (cost $25,548,029)			25,548,343

TOTAL INVESTMENTS — 101.9% (cost $783,295,675)			804,984,869
Liabilities in excess of other assets(z) — (1.9)%			(14,966,364)

NET ASSETS — 100.0%			$790,018,505

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,263,895; cash collateral of $24,542,364 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
125	Mini MSCI EAFE Index	Dec. 2016	$10,648,125	$10,666,875	$18,750

U.S. Treasury Obligation with a market value of $999,625 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$48,127,247	$—
Austria	—	8,125,518	—
Belgium	—	2,842,405	—
Denmark	—	15,015,748	—
Finland	—	15,360,072	—
France	—	77,043,270	—
Germany	—	60,971,883	—
Hong Kong	—	30,833,386	—
Ireland	—	3,117,339	—
Israel	—	9,609,112	—
Italy	—	15,878,007	—
Japan	—	191,972,032	—
Mexico	—	2,922,277	—
Netherlands	9,675,439	19,897,620	—
New Zealand	—	2,824,558	—
Norway	—	8,068,116	—
Portugal	—	5,686,019	—
Singapore	—	6,847,420	—
Spain	—	22,250,117	—
Sweden	—	18,401,890	—
Switzerland	—	63,654,481	—
United Kingdom	—	125,443,336	—
United States	464,013	4,042,062	—
Exchange Traded Fund	4,141,406	—	—
Preferred Stock
Germany	—	6,221,753	—
U.S. Treasury Obligation	—	999,625	—
Affiliated Mutual Fund	24,548,718	—	—
Other Financial Instruments*
Futures Contracts	18,750	—	—

Total	$38,848,326	$766,155,293	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONCLUDED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Banks	10.8%
Pharmaceuticals	8.7
Oil, Gas & Consumable Fuels	5.0
Insurance	4.5
Automobiles	4.2
Food Products	3.7
Chemicals	3.2
Affiliated Mutual Fund (3.1% represents investments purchased with collateral from securities on loan)	3.1
Real Estate Management & Development	2.8
Metals & Mining	2.7
Tobacco	2.7
Diversified Telecommunication Services	2.7
Capital Markets	2.5
Beverages	2.2
Wireless Telecommunication Services	2.2
Trading Companies & Distributors	2.1
Food & Staples Retailing	1.9
Electrical Equipment	1.9
Construction & Engineering	1.8
Electric Utilities	1.8
IT Services	1.7
Auto Components	1.6
Machinery	1.5
Personal Products	1.4
Hotels, Restaurants & Leisure	1.4
Industrial Conglomerates	1.3
Equity Real Estate Investment Trusts (REITs)	1.3
Specialty Retail	1.3

Health Care Providers & Services	1.1%
Software	1.1
Media	1.1
Road & Rail	1.1
Textiles, Apparel & Luxury Goods	1.0
Leisure Products	1.0
Semiconductors & Semiconductor Equipment	1.0
Electronic Equipment, Instruments & Components	0.9
Biotechnology	0.9
Household Durables	0.9
Diversified Financial Services	0.9
Technology Hardware, Storage & Peripherals	0.8
Multi-Utilities	0.8
Gas Utilities	0.8
Paper & Forest Products	0.8
Airlines	0.7
Household Products	0.7
Professional Services	0.7
Transportation Infrastructure	0.7
Building Products	0.6
Aerospace & Defense	0.6
Exchange Traded Fund	0.5
Commercial Services & Supplies	0.3
Construction Materials	0.3
Air Freight & Logistics	0.3
U.S. Treasury Obligation	0.1
Containers & Packaging	0.1
Life Sciences Tools & Services	0.1

101.9
Liabilities in excess of assets	(1.9)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts.	$18,750

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 2.9%
Boeing Co. (The)	125,800	$16,572,892
BWX Technologies, Inc.	109,300	4,193,841
General Dynamics Corp.	66,600	10,333,656
Huntington Ingalls Industries, Inc.	73,700	11,307,054
Northrop Grumman Corp.	108,600	23,234,970
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	210,200	9,362,308
Textron, Inc.	264,100	10,497,975

		85,502,696

Air Freight & Logistics — 0.3%
FedEx Corp.	51,300	8,961,084

Airlines — 0.9%
Southwest Airlines Co.	701,000	27,261,890

Auto Components — 0.8%
Cooper-Standard Holding, Inc.*	38,600	3,813,680
Dana, Inc.	386,100	6,019,299
Lear Corp.	94,100	11,406,802
Tenneco, Inc.*	41,600	2,424,032

		23,663,813

Automobiles — 1.0%
General Motors Co.	962,600	30,581,802

Banks — 6.8%
Bank of America Corp.	3,262,900	51,064,385
Citigroup, Inc.	975,500	46,072,865
JPMorgan Chase & Co.	927,100	61,735,589
PNC Financial Services Group, Inc. (The)	287,900	25,936,911
SunTrust Banks, Inc.	69,200	3,030,960
Wells Fargo & Co.	277,400	12,283,272

		200,123,982

Beverages — 2.4%
Dr. Pepper Snapple Group, Inc.	229,100	20,919,121
PepsiCo, Inc.	457,400	49,751,398

		70,670,519

Biotechnology — 4.4%
Amgen, Inc.	242,700	40,484,787
Biogen, Inc.*	99,800	31,240,394
Celgene Corp.*	271,900	28,421,707
Gilead Sciences, Inc.	324,200	25,650,704
Vertex Pharmaceuticals, Inc.*	46,400	4,046,544

		129,844,136

Building Products — 0.1%
Universal Forest Products, Inc.	33,100	3,260,019

Capital Markets — 1.5%
Ameriprise Financial, Inc.	53,800	5,367,626
Goldman Sachs Group, Inc. (The)	161,900	26,109,613
Raymond James Financial, Inc.	209,400	12,189,174

		43,666,413

Chemicals — 1.7%
Air Products & Chemicals, Inc.	83,000	12,478,220
Celanese Corp. (Class A Stock)	71,200	4,739,072
LyondellBasell Industries NV (Class A Stock)	354,100	28,561,706

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Westlake Chemical Corp.	73,400	$3,926,900

		49,705,898

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	139,900	1,943,211

Communications Equipment — 0.4%
Cisco Systems, Inc.	170,600	5,411,432
F5 Networks, Inc.*	39,600	4,935,744
NETGEAR, Inc.*	23,800	1,439,662

		11,786,838

Construction & Engineering — 0.1%
Argan, Inc.	20,600	1,219,314
KBR, Inc.	95,400	1,443,402

		2,662,716

Consumer Finance — 0.5%
Capital One Financial Corp.	83,600	6,004,988
Navient Corp.	584,700	8,460,609

		14,465,597

Containers & Packaging — 0.2%
Greif, Inc. (Class A Stock)	54,500	2,702,655
Owens-Illinois, Inc.*	216,500	3,981,435

		6,684,090

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	93,700	13,536,839

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	1,438,340	58,410,987
Verizon Communications, Inc.	1,134,800	58,986,904

		117,397,891

Electric Utilities — 3.0%
American Electric Power Co., Inc.	424,200	27,237,882
Entergy Corp.	142,200	10,911,006
Exelon Corp.	562,900	18,738,941
FirstEnergy Corp.	166,800	5,517,744
PPL Corp.	753,700	26,055,409

		88,460,982

Electrical Equipment — 1.2%
Eaton Corp. PLC	304,200	19,988,982
Emerson Electric Co.	255,200	13,910,952
Regal Beloit Corp.	5,500	327,195

		34,227,129

Energy Equipment & Services — 0.2%
Ensco PLC (Class A Stock)	444,300	3,776,550
McDermott International, Inc.*(a)	213,700	1,070,637

		4,847,187

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	18,700	2,119,271
Apple Hospitality REIT, Inc.(a)	160,100	2,963,451
Brixmor Property Group, Inc.	170,300	4,732,637
Forest City Realty Trust, Inc. (Class A Stock)	234,200	5,417,046
Franklin Street Properties Corp.	125,700	1,583,820
General Growth Properties, Inc.(a)	163,500	4,512,600
GEO Group, Inc. (The)(a)	280,800	6,677,424
Lexington Realty Trust	178,500	1,838,550

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Paramount Group, Inc.(a)	121,800	$1,996,302
Ryman Hospitality Properties, Inc.	61,500	2,961,840
VEREIT, Inc.	622,300	6,453,251
WP Carey, Inc.	18,900	1,219,617

		42,475,809

Food & Staples Retailing — 1.6%
Kroger Co. (The)	275,900	8,188,712
Wal-Mart Stores, Inc.	542,600	39,132,312

		47,321,024

Food Products — 1.7%
Bunge Ltd.	160,600	9,512,338
ConAgra Foods, Inc.	176,600	8,319,626
Fresh Del Monte Produce, Inc.	15,400	922,460
Tyson Foods, Inc. (Class A Stock)	405,600	30,286,152

		49,040,576

Gas Utilities — 0.4%
UGI Corp.	240,800	10,893,792

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	422,100	17,850,609
Baxter International, Inc.	183,100	8,715,560
Becton, Dickinson and Co.	150,300	27,013,419
Boston Scientific Corp.*	418,100	9,950,780
C.R. Bard, Inc.	19,200	4,306,176
Hill-Rom Holdings, Inc.	44,700	2,770,506
Hologic, Inc.*	626,100	24,311,463

		94,918,513

Health Care Providers & Services — 3.6%
Anthem, Inc.	205,200	25,713,612
Express Scripts Holding Co.*	404,900	28,557,597
HCA Holdings, Inc.*	36,600	2,768,058
McKesson Corp.	32,300	5,386,025
UnitedHealth Group, Inc.	306,900	42,966,000

		105,391,292

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc.	58,300	1,005,092
Extended Stay America, Inc.(a)	178,900	2,540,380
McDonald’s Corp.	308,900	35,634,704
Wyndham Worldwide Corp.	107,900	7,264,907

		46,445,083

Household Durables — 0.8%
D.R. Horton, Inc.	677,000	20,445,400
Lennar Corp. (Class A Stock)	29,000	1,227,860
TRI Pointe Group, Inc.*	268,100	3,533,558

		25,206,818

Household Products — 2.1%
Colgate-Palmolive Co.	439,000	32,547,460
Kimberly-Clark Corp.	42,700	5,386,178
Procter & Gamble Co. (The)	255,900	22,967,025

		60,900,663

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	865,500	11,121,675

Industrial Conglomerates — 1.9%
3M Co.	50,000	8,811,500
Carlisle Cos., Inc.	73,700	7,559,409

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	552,646	$16,369,375
Honeywell International, Inc.	196,800	22,944,912

		55,685,196

Insurance — 1.5%
Aflac, Inc.	249,100	17,902,817
Allstate Corp. (The)	223,600	15,468,648
Assured Guaranty Ltd.	49,700	1,379,175
XL Group Ltd. (Ireland)	272,000	9,147,360

		43,898,000

Internet & Direct Marketing Retail — 1.7%
Amazon.com, Inc.*	57,100	47,810,401
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	46,200	1,009,470

		48,819,871

Internet Software & Services — 5.9%
Alphabet, Inc. (Class A Stock)*	44,340	35,652,020
Alphabet, Inc. (Class C Stock)*	58,978	45,843,010
eBay, Inc.*	709,700	23,349,130
Facebook, Inc. (Class A Stock)*	549,000	70,420,230

		175,264,390

IT Services — 2.1%
Accenture PLC (Class A Stock)	219,800	26,852,966
Cardtronics PLC (Class A Stock)*(a)	81,400	3,630,440
Cognizant Technology Solutions Corp. (Class A Stock)*	434,400	20,725,224
First Data Corp. (Class A Stock)*	429,800	5,656,168
Fiserv, Inc.*	20,400	2,029,188
MasterCard, Inc. (Class A Stock)	41,700	4,243,809

		63,137,795

Leisure Products — 0.1%
Smith & Wesson Holding Corp.*(a)	172,900	4,597,411

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	14,400	2,290,464
VWR Corp.*	105,600	2,994,816

		5,285,280

Machinery — 1.3%
Cummins, Inc.	22,800	2,921,820
Ingersoll-Rand PLC	114,500	7,779,130
SPX FLOW, Inc.*	29,700	918,324
Stanley Black & Decker, Inc.	203,500	25,026,430
Wabash National Corp.*	102,200	1,455,328

		38,101,032

Media — 1.4%
Comcast Corp. (Class A Stock)	417,000	27,663,780
Discovery Communications, Inc. (Class C Stock)*	125,000	3,288,750
TEGNA, Inc.(a)	215,200	4,704,272
Time Warner, Inc.	53,400	4,251,174
Walt Disney Co. (The)	19,600	1,820,056

		41,728,032

Metals & Mining — 1.3%
Newmont Mining Corp.	638,000	25,067,020
Nucor Corp.(a)	127,500	6,304,875

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	309,800	$7,741,902

		39,113,797

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp.	289,300	4,614,335
Invesco Mortgage Capital, Inc.	149,300	2,273,839
PennyMac Mortgage Investment Trust	57,100	889,618
Starwood Property Trust, Inc.	159,500	3,591,940

		11,369,732

Multiline Retail — 1.9%
Dillard’s, Inc. (Class A Stock)(a)	32,700	2,060,427
Dollar General Corp.	249,200	17,441,508
Macy’s, Inc.	558,100	20,677,605
Target Corp.(a)	241,800	16,606,824

		56,786,364

Multi-Utilities — 0.6%
DTE Energy Co.	82,400	7,718,408
Public Service Enterprise Group, Inc.	256,900	10,756,403

		18,474,811

Oil, Gas & Consumable Fuels — 5.5%
ConocoPhillips	201,100	8,741,817
EOG Resources, Inc.	26,600	2,572,486
Exxon Mobil Corp.	377,300	32,930,744
Kinder Morgan, Inc.	783,100	18,113,103
Marathon Petroleum Corp.	285,200	11,576,268
Newfield Exploration Co.*	58,700	2,551,102
PBF Energy, Inc. (Class A Stock)(a)	284,400	6,438,816
Phillips 66	305,100	24,575,805
Rice Energy, Inc.*	159,500	4,164,545
Tesoro Corp.	311,500	24,782,940
Valero Energy Corp.	396,500	21,014,500
Western Refining, Inc.(a)	128,900	3,410,694

		160,872,820

Pharmaceuticals — 4.6%
Allergan PLC*	37,600	8,659,656
Jazz Pharmaceuticals PLC*	89,100	10,823,868
Johnson & Johnson	377,900	44,641,327
Mallinckrodt PLC*	377,400	26,334,972
Merck & Co., Inc.	148,900	9,292,849
Pfizer, Inc.	1,028,300	34,828,521

		134,581,193

Professional Services
Robert Half International, Inc.	29,800	1,128,228

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	99,800	11,356,242

Semiconductors & Semiconductor Equipment — 4.8%
Applied Materials, Inc.	868,200	26,176,230
Intel Corp.	1,342,900	50,694,475
QUALCOMM, Inc.	581,200	39,812,200
Texas Instruments, Inc.	348,900	24,485,802

		141,168,707

Software — 5.2%
Adobe Systems, Inc.*	297,700	32,312,358
Citrix Systems, Inc.*	125,100	10,661,022
Intuit, Inc.	238,400	26,226,384
Manhattan Associates, Inc.*	39,500	2,275,990

		Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Microsoft Corp.		705,100	$40,613,760
Oracle Corp.		1,032,300	40,548,744

			152,638,258

Specialty Retail — 1.4%
AutoNation, Inc.*		40,400	1,967,884
Express, Inc.*		224,600	2,648,034
Francesca’s Holdings Corp.*(a)		84,600	1,305,378
GNC Holdings, Inc. (Class A Stock)		245,600	5,015,152
Home Depot, Inc. (The)		127,700	16,432,436
Murphy USA, Inc.*		16,100	1,148,896
Ross Stores, Inc.		121,900	7,838,170
Staples, Inc.		490,300	4,192,065

			40,548,015

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.		789,300	89,230,365
Hewlett Packard Enterprise Co.		257,300	5,853,575
HP, Inc.		1,033,800	16,054,914
Seagate Technology PLC(a)		98,800	3,808,740

			114,947,594

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s, Inc.		22,400	1,942,304

Tobacco — 2.5%
Altria Group, Inc.		744,000	47,043,120
Reynolds American, Inc.		553,000	26,073,950

			73,117,070

TOTAL LONG-TERM INVESTMENTS (cost $2,686,237,178)			2,897,532,119

SHORT-TERM INVESTMENTS — 3.5%
AFFILIATED MUTUAL FUNDS — 3.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $35,142,858)(w)		35,142,858	$35,142,858
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $67,052,508)(b)(w)		67,052,508	67,052,508

TOTAL AFFILIATED MUTUAL FUNDS (cost $102,195,366)			102,195,366

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n)
U.S. Treasury Bills
0.330%	12/15/16	2,000	1,999,250

(cost $1,998,662)

TOTAL SHORT-TERM INVESTMENTS (cost $104,194,028)			104,194,616

TOTAL INVESTMENTS — 102.0% (cost $2,790,431,206)			3,001,726,735
Liabilities in excess of other assets(z) — (2.0)%			(60,290,154)

NET ASSETS — 100.0%			$2,941,436,581

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,423,495; cash collateral of $67,009,676 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(k)	Represents security, or a portion thereof, segregated as
collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
405	S&P 500 E-Mini Index	Dec. 2016	$43,573,335	$43,748,100	$174,765

U.S. Treasury Obligation with a market value of $1,999,250 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$85,502,696	$—	$—
Air Freight & Logistics	8,961,084	—	—
Airlines	27,261,890	—	—
Auto Components	23,663,813	—	—
Automobiles	30,581,802	—	—
Banks	200,123,982	—	—
Beverages	70,670,519	—	—
Biotechnology	129,844,136	—	—
Building Products	3,260,019	—	—
Capital Markets	43,666,413	—	—
Chemicals	49,705,898	—	—
Commercial Services & Supplies	1,943,211	—	—
Communications Equipment	11,786,838	—	—
Construction & Engineering	2,662,716	—	—
Consumer Finance	14,465,597	—	—
Containers & Packaging	6,684,090	—	—
Diversified Financial Services	13,536,839	—	—
Diversified Telecommunication Services	117,397,891	—	—
Electric Utilities	88,460,982	—	—
Electrical Equipment	34,227,129	—	—
Energy Equipment & Services	4,847,187	—	—
Equity Real Estate Investment Trusts (REITs)	42,475,809	—	—
Food & Staples Retailing	47,321,024	—	—
Food Products	49,040,576	—	—
Gas Utilities	10,893,792	—	—
Health Care Equipment & Supplies	94,918,513	—	—
Health Care Providers & Services	105,391,292	—	—
Hotels, Restaurants & Leisure	46,445,083	—	—
Household Durables	25,206,818	—	—
Household Products	60,900,663	—	—
Independent Power & Renewable Electricity Producers	11,121,675	—	—

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Industrial Conglomerates	$55,685,196	$—	$—
Insurance	43,898,000	—	—
Internet & Direct Marketing Retail	48,819,871	—	—
Internet Software & Services	175,264,390	—	—
IT Services	63,137,795	—	—
Leisure Products	4,597,411	—	—
Life Sciences Tools & Services	5,285,280	—	—
Machinery	38,101,032	—	—
Media	41,728,032	—	—
Metals & Mining	39,113,797	—	—
Mortgage Real Estate Investment Trusts (REITs)	11,369,732	—	—
Multiline Retail	56,786,364	—	—
Multi-Utilities	18,474,811	—	—
Oil, Gas & Consumable Fuels	160,872,820	—	—
Pharmaceuticals	134,581,193	—	—
Professional Services	1,128,228	—	—
Real Estate Management & Development	11,356,242	—	—
Semiconductors & Semiconductor Equipment	141,168,707	—	—
Software	152,638,258	—	—
Specialty Retail	40,548,015	—	—
Technology Hardware, Storage & Peripherals	114,947,594	—	—
Textiles, Apparel & Luxury Goods	1,942,304	—	—
Tobacco	73,117,070	—	—
U.S. Treasury Obligation	—	1,999,250	—
Affiliated Mutual Funds	102,195,366	—	—
Other Financial Instruments*
Futures Contracts	174,765	—	—

Total	$2,999,902,250	$1,999,250	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$174,765

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 126.0%
COMMON STOCKS
Aerospace & Defense — 3.0%
AAR Corp.	11,800	$369,576
Boeing Co. (The)	7,100	935,354
BWX Technologies, Inc.	53,600	2,056,632
General Dynamics Corp.(u)	16,700	2,591,172
Huntington Ingalls Industries, Inc.(u)	26,100	4,004,262
Northrop Grumman Corp.(u)	11,800	2,524,610
Spirit AeroSystems Holdings, Inc. (Class A Stock)*(u)	68,100	3,033,174
Textron, Inc.(u)	75,000	2,981,250

		18,496,030

Airlines — 0.8%
Southwest Airlines Co.(u)	103,200	4,013,448
United Continental Holdings, Inc.*	19,900	1,044,153

		5,057,601

Auto Components — 1.2%
Cooper-Standard Holding, Inc.*	9,200	908,960
Dana, Inc.	115,000	1,792,850
Lear Corp.(u)	23,500	2,848,670
Tenneco, Inc.*	20,700	1,206,189
Visteon Corp.	6,600	472,956

		7,229,625

Automobiles — 1.3%
Ford Motor Co.(u)	260,300	3,141,821
General Motors Co.(u)	112,800	3,583,656
Thor Industries, Inc.	17,200	1,456,840

		8,182,317

Banks — 6.3%
Bank of America Corp.(u)	510,846	7,994,740
Citigroup, Inc.(u)	152,340	7,195,018
Citizens Financial Group, Inc.(u)	138,100	3,412,451
East West Bancorp, Inc.	36,200	1,328,902
JPMorgan Chase & Co.(u)	151,376	10,080,128
PNC Financial Services Group, Inc. (The)(u)	48,200	4,342,338
SunTrust Banks, Inc.(u)	67,000	2,934,600
Wells Fargo & Co.	34,101	1,509,992

		38,798,169

Beverages — 1.9%
Coca-Cola Co. (The)	6,200	262,384
Dr. Pepper Snapple Group, Inc.(u)	38,100	3,478,911
PepsiCo, Inc.(u)	73,400	7,983,718

		11,725,013

Biotechnology — 5.3%
Amgen, Inc.(u)	43,000	7,172,830
Biogen, Inc.*(u)	16,100	5,039,783
Celgene Corp.*(u)	50,400	5,268,312
Gilead Sciences, Inc.(u)	76,900	6,084,328
Incyte Corp.*	25,200	2,376,108
Regeneron Pharmaceuticals, Inc.*(u)	8,100	3,256,362
Vanda Pharmaceuticals, Inc.*	14,700	244,608
Vertex Pharmaceuticals, Inc.*(u)	41,200	3,593,052

		33,035,383

Building Products — 0.5%
American Woodmark Corp.*	7,300	588,161
Continental Building Products, Inc.*	64,900	1,362,251

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Masco Corp.	6,600	$226,446
Universal Forest Products, Inc.	8,400	827,316

		3,004,174

Capital Markets — 1.9%
Ameriprise Financial, Inc.	14,700	1,466,619
Goldman Sachs Group, Inc. (The)(u)	29,400	4,741,338
Invesco Ltd.	59,700	1,866,819
KCG Holdings, Inc. (Class A Stock)*	28,200	437,946
Piper Jaffray Cos.*	10,400	502,320
Raymond James Financial, Inc.	34,100	1,984,961
Thomson Reuters Corp.	11,300	467,594

		11,467,597

Chemicals — 3.8%
Air Products & Chemicals, Inc.(u)	26,000	3,908,840
Cabot Corp.	31,400	1,645,674
Celanese Corp. (Class A Stock)(u)	51,700	3,441,152
GCP Applied Technologies, Inc.*	40,600	1,149,792
Huntsman Corp.	90,300	1,469,181
Innophos Holdings, Inc.	4,900	191,247
Koppers Holdings, Inc.*	20,100	646,818
LyondellBasell Industries NV (Class A Stock)(u)	49,600	4,000,736
Rayonier Advanced Materials, Inc	30,000	401,100
Sherwin-Williams Co. (The)	3,500	968,310
Trinseo SA	44,800	2,533,888
Westlake Chemical Corp.(u)	57,800	3,092,300

		23,449,038

Commercial Services & Supplies — 0.5%
Brink’s Co. (The)	15,600	578,448
Herman Miller, Inc.	20,700	592,020
RR Donnelley & Sons Co.	36,100	567,492
Steelcase, Inc. (Class A Stock)	56,800	788,952
West Corp.	21,800	481,344

		3,008,256

Communications Equipment — 3.1%
Arista Networks, Inc.*(u)	39,500	3,360,660
Cisco Systems, Inc.(u)	195,300	6,194,916
CommScope Holding Co., Inc.*	72,800	2,192,008
F5 Networks, Inc.*(u)	25,300	3,153,392
Juniper Networks, Inc.(u)	116,100	2,793,366
NETGEAR, Inc.*	17,700	1,070,673
Plantronics, Inc.	10,600	550,776

		19,315,791

Construction & Engineering — 0.5%
Argan, Inc.	3,900	230,841
Comfort Systems USA, Inc.	18,500	542,235
EMCOR Group, Inc.	17,700	1,055,274
KBR, Inc.	80,400	1,216,452

		3,044,802

Construction Materials — 0.2%
Headwaters, Inc.*	56,400	954,288

Consumer Finance — 0.6%
Ally Financial, Inc.	79,100	1,540,077
Capital One Financial Corp.	5,600	402,248
Navient Corp.	82,200	1,189,434

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Nelnet, Inc. (Class A Stock)	13,200	$532,884

		3,664,643

Containers & Packaging — 0.9%
Crown Holdings, Inc.*(u)	48,400	2,763,156
Greif, Inc. (Class A Stock)	17,600	872,784
Owens-Illinois, Inc.*	92,900	1,708,431

		5,344,371

Distributors — 0.3%
Genuine Parts Co.(u)	21,100	2,119,495

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	31,900	4,608,593
Voya Financial, Inc.	60,100	1,732,082

		6,340,675

Diversified Telecommunication Services — 3.0%
AT&T, Inc.(u)	216,300	8,783,943
Inteliquent, Inc.	31,200	503,568
Verizon Communications, Inc.(u)	174,000	9,044,520

		18,332,031

Electric Utilities — 2.2%
American Electric Power Co., Inc.(u)	60,700	3,897,547
Entergy Corp.(u)	37,300	2,862,029
Exelon Corp.	15,500	515,995
FirstEnergy Corp.(u)	70,200	2,322,216
PPL Corp.(u)	111,500	3,854,555

		13,452,342

Electrical Equipment — 0.8%
Babcock & Wilcox Enterprises, Inc.*	33,050	545,325
Eaton Corp. PLC(u)	48,900	3,213,219
Regal Beloit Corp.	15,200	904,248

		4,662,792

Electronic Equipment, Instruments & Components — 0.9%
Anixter International, Inc.*	11,700	754,650
Arrow Electronics, Inc.*	3,900	249,483
CDW Corp.	24,400	1,115,812
ePlus, Inc.*	6,300	594,783
Itron, Inc.*	8,700	485,112
Sanmina Corp.*	35,800	1,019,226
SYNNEX Corp.	11,600	1,323,676

		5,542,742

Energy Equipment & Services — 0.7%
Archrock, Inc.	46,200	604,296
Ensco PLC (Class A Stock)(u)	350,200	2,976,700
McDermott International, Inc.*	92,000	460,920
Unit Corp.*	12,500	232,500

		4,274,416

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Assets Trust, Inc.	17,900	776,502
American Tower Corp.(u)	27,100	3,071,243
Apple Hospitality REIT, Inc.	16,800	310,968
Ashford Hospitality Trust, Inc.	71,000	418,190
Brixmor Property Group, Inc.	24,700	686,413
Crown Castle International Corp.(u)	2,700	254,367

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Empire State Realty Trust, Inc. (Class A Stock), REIT	7,600	$159,220
Equity Commonwealth*	10,600	320,332
Forest City Realty Trust, Inc. (Class A Stock)	66,600	1,540,458
Franklin Street Properties Corp.	46,900	590,940
GEO Group, Inc. (The)	91,400	2,173,492
HCP, Inc.(u)	101,200	3,840,540
Hudson Pacific Properties, Inc., REIT	29,100	956,517
Lexington Realty Trust	138,100	1,422,430
Paramount Group, Inc.	28,200	462,198
Ryman Hospitality Properties, Inc.	18,700	900,592
Summit Hotel Properties, Inc.	27,600	363,216
VEREIT, Inc.	147,400	1,528,538
WP Carey, Inc.	16,600	1,071,198
Xenia Hotels & Resorts, Inc.	33,300	505,494

		21,352,848

Food & Staples Retailing — 1.6%
Ingles Markets, Inc. (Class A Stock)	9,900	391,446
Kroger Co. (The)(u)	118,400	3,514,112
Wal-Mart Stores, Inc.(u)	83,500	6,022,020

		9,927,578

Food Products — 2.6%
Blue Buffalo Pet Products, Inc.*	55,700	1,323,432
Bunge Ltd.(u)	55,300	3,275,419
ConAgra Foods, Inc.(u)	75,800	3,570,938
Fresh Del Monte Produce, Inc.	4,100	245,590
Pilgrim’s Pride Corp.	72,500	1,531,200
Sanderson Farms, Inc.	23,700	2,283,021
Tyson Foods, Inc. (Class A Stock)(u)	55,900	4,174,053

		16,403,653

Gas Utilities — 0.6%
UGI Corp.(u)	79,600	3,601,104

Health Care Equipment & Supplies — 5.3%
Abbott Laboratories(u)	68,100	2,879,949
ABIOMED, Inc.*	1,500	192,870
Baxter International, Inc.(u)	78,400	3,731,840
Becton, Dickinson and Co.(u)	23,200	4,169,736
Boston Scientific Corp.*	36,300	863,940
C.R. Bard, Inc.(u)	19,300	4,328,604
Edwards Lifesciences Corp.*(u)	39,300	4,738,008
Hill-Rom Holdings, Inc.	28,800	1,785,024
Hologic, Inc.*(u)	93,000	3,611,190
Intuitive Surgical, Inc.*(u)	3,800	2,754,354
Masimo Corp.*(u)	46,700	2,778,183
West Pharmaceutical Services, Inc.	11,100	826,950

		32,660,648

Health Care Providers & Services — 3.9%
Anthem, Inc.(u)	31,200	3,909,672
Express Scripts Holding Co.*(u)	60,400	4,260,012
HCA Holdings, Inc.*(u)	36,800	2,783,184
Magellan Health, Inc.*	11,500	617,895
McKesson Corp.(u)	20,600	3,435,050
UnitedHealth Group, Inc.(u)	49,200	6,888,000
WellCare Health Plans, Inc.*	17,000	1,990,530

		23,884,343

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology — 0.6%
Cerner Corp.*(u)	56,600	$3,495,050

Hotels, Restaurants & Leisure — 1.9%
Bloomin’ Brands, Inc.	87,900	1,515,396
Denny’s Corp.*	54,300	580,467
Extended Stay America, Inc.	90,500	1,285,100
McDonald’s Corp.(u)	35,800	4,129,888
Royal Caribbean Cruises Ltd.	13,500	1,011,825
Texas Roadhouse, Inc.	35,200	1,373,856
Wyndham Worldwide Corp.	25,900	1,743,847

		11,640,379

Household Durables — 0.9%
D.R. Horton, Inc.(u)	107,400	3,243,480
La-Z-Boy, Inc.	19,200	471,552
Lennar Corp. (Class A Stock)	5,200	220,168
Meritage Homes Corp.*	12,100	419,870
TRI Pointe Group, Inc.*	89,800	1,183,564

		5,538,634

Household Products — 2.2%
Clorox Co. (The)	11,300	1,414,534
Colgate-Palmolive Co.(u)	66,000	4,893,240
Kimberly-Clark Corp.	8,000	1,009,120
Procter & Gamble Co. (The)(u)	68,200	6,120,950

		13,437,844

Independent Power & Renewable Electricity Producers — 0.5%
AES Corp.(u)	235,600	3,027,460

Industrial Conglomerates — 1.8%
3M Co.(u)	20,700	3,647,961
Carlisle Cos., Inc.(u)	35,000	3,589,950
General Electric Co.	70,069	2,075,444
Honeywell International, Inc.(u)	16,300	1,900,417

		11,213,772

Insurance — 2.5%
Aflac, Inc.	24,800	1,782,376
Allstate Corp. (The)(u)	54,400	3,763,392
American Financial Group, Inc.(u)	30,400	2,280,000
Assured Guaranty Ltd.	38,600	1,071,150
MetLife, Inc.(u)	11,400	506,502
Old Republic International Corp.	87,600	1,543,512
Unum Group	53,500	1,889,085
XL Group Ltd. (Ireland)	74,700	2,512,161

		15,348,178

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*(u)	14,900	12,475,919
HSN, Inc.	4,400	175,120
Liberty Interactive Corp. QVC Group (Class A Stock)*	141,700	2,835,417
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	29,300	640,205

		16,126,661

Internet Software & Services — 5.3%
Alphabet, Inc. (Class C Stock)*(u)	12,137	9,433,969
Alphabet, Inc. (Class A Stock)*(u)	8,400	6,754,104
eBay, Inc.*(u)	152,300	5,010,670
Facebook, Inc. (Class A Stock)*(u)	89,400	11,467,338

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
RetailMeNot, Inc.*	22,000	$217,580

		32,883,661

IT Services — 4.4%
Accenture PLC (Class A Stock)(u)	43,800	5,351,046
Booz Allen Hamilton Holding Corp.	30,100	951,461
CACI International, Inc. (Class A Stock)*	4,700	474,230
Cardtronics PLC (Class A Stock)*	20,700	923,220
Cognizant Technology Solutions Corp. (Class A Stock)*(u)	69,000	3,291,990
CoreLogic, Inc.*	7,700	301,994
DST Systems, Inc.(u)	27,200	3,207,424
First Data Corp. (Class A Stock)*(u)	277,600	3,653,216
Fiserv, Inc.*	12,700	1,263,269
MasterCard, Inc. (Class A Stock)(u)	43,600	4,437,172
Total System Services, Inc.	25,300	1,192,895
Travelport Worldwide Ltd.	52,300	786,069
Visa, Inc. (Class A Stock)	17,800	1,472,060

		27,306,046

Leisure Products — 0.5%
Smith & Wesson Holding Corp.*	91,700	2,438,303
Sturm Ruger & Co., Inc.	9,400	542,944

		2,981,247

Life Sciences Tools & Services — 0.7%
Bruker Corp.	51,000	1,155,150
PRA Health Sciences, Inc.*	7,200	406,872
Thermo Fisher Scientific, Inc	8,900	1,415,634
VWR Corp.*	46,800	1,327,248

		4,304,904

Machinery — 1.8%
Cummins, Inc.	2,800	358,820
Illinois Tool Works, Inc.	6,200	743,008
Ingersoll-Rand PLC(u)	50,900	3,458,146
Rexnord Corp.*	18,900	404,649
SPX Corp.*	48,700	980,818
SPX FLOW, Inc.*	17,300	534,916
Stanley Black & Decker, Inc.(u)	29,000	3,566,420
Wabash National Corp.*	72,800	1,036,672

		11,083,449

Marine — 0.1%
Matson, Inc.	23,200	925,216

Media — 2.3%
CBS Corp. (Class B Stock)	6,900	377,706
Cinemark Holdings, Inc.	38,200	1,462,296
Comcast Corp. (Class A Stock)(u)	46,600	3,091,444
DISH Network Corp. (Class A Stock)*(u)	48,600	2,662,308
MSG Networks, Inc. (Class A Stock)*	11,700	217,737
News Corp. (Class A Stock)	50,700	708,786
TEGNA, Inc.	60,200	1,315,972
Viacom, Inc. (Class B Stock)(u)	79,200	3,017,520
Walt Disney Co. (The)	17,400	1,615,764

		14,469,533

Metals & Mining — 1.6%
Newmont Mining Corp.	93,800	3,685,402
Nucor Corp.(u)	42,700	2,111,515
Steel Dynamics, Inc.(u)	133,800	3,343,662

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Worthington Industries, Inc.	16,700	$802,101

		9,942,680

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Annaly Capital Management, Inc.	58,100	610,050
Chimera Investment Corp.	75,140	1,198,483
Invesco Mortgage Capital, Inc.	87,600	1,334,148
PennyMac Mortgage Investment Trust	3,100	48,298
Starwood Property Trust, Inc.(u)	100,200	2,256,504

		5,447,483

Multiline Retail — 1.2%
Dillard’s, Inc. (Class A Stock)	19,100	1,203,491
Dollar General Corp.	11,500	804,885
Macy’s, Inc.(u)	100,900	3,738,345
Target Corp.	21,600	1,483,488

		7,230,209

Multi-Utilities — 0.6%
DTE Energy Co.	3,600	337,212
MDU Resources Group, Inc.	63,500	1,615,440
Public Service Enterprise Group, Inc.	47,000	1,967,890

		3,920,542

Oil, Gas & Consumable Fuels — 6.7%
Alon USA Energy, Inc.	66,700	537,602
Energen Corp.(u)	59,900	3,457,428
EOG Resources, Inc.	8,400	812,364
Exxon Mobil Corp.(u)	77,400	6,755,472
Kinder Morgan, Inc.(u)	163,200	3,774,816
Marathon Petroleum Corp.(u)	92,000	3,734,280
Newfield Exploration Co.*	20,600	895,276
PBF Energy, Inc. (Class A Stock)	29,400	665,616
Phillips 66(u)	58,500	4,712,175
Rice Energy, Inc.*	58,900	1,537,879
SM Energy Co.(u)	114,400	4,413,552
Tesoro Corp.(u)	43,800	3,484,728
Valero Energy Corp.(u)	69,200	3,667,600
Western Refining, Inc.(u)	112,100	2,966,166
World Fuel Services Corp.	8,400	388,584

		41,803,538

Paper & Forest Products — 0.1%
KapStone Paper and Packaging Corp.	23,500	444,620

Personal Products — 0.1%
Avon Products, Inc.	165,600	937,296

Pharmaceuticals — 5.8%
Allergan PLC*(u)	13,700	3,155,247
Bristol-Myers Squibb Co.(u)	91,000	4,906,720
Jazz Pharmaceuticals PLC*(u)	24,900	3,024,852
Johnson & Johnson(u)	91,900	10,856,147
Mallinckrodt PLC*(u)	50,200	3,502,956
Merck & Co., Inc.	32,100	2,003,361
Pfizer, Inc.(u)	163,105	5,524,366
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	83,800	1,031,578
Zoetis, Inc.	37,900	1,971,179

		35,976,406

Professional Services — 0.6%
Insperity, Inc.	7,200	523,008
On Assignment, Inc.*	14,400	522,576

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Robert Half International, Inc.(u)	66,600	$2,521,476

		3,567,060

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.(u)	23,100	2,628,549
Marcus & Millichap, Inc.*	22,700	593,605

		3,222,154

Road & Rail — 0.2%
ArcBest Corp.	37,300	709,446
Landstar System, Inc.	6,000	408,480

		1,117,926

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Energy Industries, Inc.*	24,500	1,159,340
Amkor Technology, Inc.*	57,300	556,956
Applied Materials, Inc.(u)	132,000	3,979,800
Intel Corp.(u)	222,580	8,402,395
ON Semiconductor Corp.*	7,900	97,328
QUALCOMM, Inc.(u)	97,900	6,706,150
Tessera Technologies, Inc.(u)	73,400	2,821,496
Texas Instruments, Inc.(u)	81,100	5,691,598

		29,415,063

Software — 7.3%
Adobe Systems, Inc.*(u)	44,800	4,862,592
CDK Global, Inc.	21,100	1,210,296
Citrix Systems, Inc.*(u)	43,500	3,707,070
Electronic Arts, Inc.*	13,000	1,110,200
Fortinet, Inc.*(u)	71,200	2,629,416
Globant SA*	14,900	627,588
Intuit, Inc.(u)	37,800	4,158,378
Manhattan Associates, Inc.*(u)	56,700	3,267,054
Microsoft Corp.(u)	203,900	11,744,640
Nuance Communications, Inc.*	126,300	1,831,350
Oracle Corp.(u)	124,700	4,898,216
Progress Software Corp.*	23,100	628,320
Red Hat, Inc.*(u)	43,000	3,475,690
Symantec Corp.	21,300	534,630
Synopsys, Inc.*	14,000	830,900

		45,516,340

Specialty Retail — 2.8%
Asbury Automotive Group, Inc.*	14,300	796,081
Best Buy Co., Inc.	13,900	530,702
Burlington Stores, Inc.*	22,000	1,782,440
Express, Inc.*	141,500	1,668,285
Foot Locker, Inc.	8,900	602,708
Francesca’s Holdings Corp.*	59,300	914,999
GNC Holdings, Inc. (Class A Stock)	92,700	1,892,934
Home Depot, Inc. (The)	14,200	1,827,256
Murphy USA, Inc.*	22,500	1,605,600
Penske Automotive Group, Inc.	12,900	621,522
Ross Stores, Inc.	13,100	842,330
Staples, Inc.	162,000	1,385,100
Ulta Salon Cosmetics & Fragrance, Inc.*(u)	13,400	3,188,932

		17,658,889

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.(u)	138,400	15,646,120
Hewlett Packard Enterprise Co.	140,200	3,189,550
HP, Inc.(u)	158,900	2,467,717

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
NCR Corp.*	50,800	$1,635,252
Seagate Technology PLC	41,400	1,595,970

		24,534,609

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.(u)	14,800	1,283,308
Skechers U.S.A., Inc. (Class A Stock)*	32,100	735,090
Wolverine World Wide, Inc.	17,600	405,328

		2,423,726

Tobacco — 1.7%
Altria Group, Inc.(u)	108,700	6,873,101
Reynolds American, Inc.(u)	80,600	3,800,290

		10,673,391

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	8,100	378,594
HD Supply Holdings, Inc.*(u)	92,600	2,961,348

		3,339,942

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	25,500	693,090

TOTAL LONG-TERM INVESTMENTS (cost $700,286,879)		779,978,763

SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUND — 2.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $15,764,030)(w)	15,764,030	15,764,030

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) —0.2%
U.S. Treasury Bills
0.003%	12/15/16	1,000	999,625

(cost $999,331)

TOTAL SHORT-TERM INVESTMENTS (cost $16,763,361)			16,763,655

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.7% (cost $717,050,240)			796,742,418

		Shares
SECURITIES SOLD SHORT(q) — (28.6)%
COMMON STOCKS
Aerospace & Defense — (0.4)%
Aerovironment, Inc.*		8,500	(207,485)
B/E Aerospace, Inc.		41,400	(2,138,724)
KLX, Inc.*		11,700	(411,840)

			(2,758,049)

Airlines — (0.1)%
American Airlines Group, Inc.		22,700	(831,047)

Banks — (0.6)%
Eagle Bancorp, Inc.*		5,400	(266,382)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Banks (cont’d.)
People’s United Financial, Inc.	137,300	$(2,172,086)
Pinnacle Financial Partners, Inc.	4,700	(254,176)
Webster Financial Corp.	19,600	(744,996)

		(3,437,640)

Biotechnology — (2.9)%
Alexion Pharmaceuticals, Inc.*	32,200	(3,945,788)
Alnylam Pharmaceuticals, Inc.*	31,500	(2,135,070)
Amicus Therapeutics, Inc.*	36,400	(269,360)
Array BioPharma, Inc.*	44,100	(297,675)
Bluebird Bio, Inc.*	46,200	(3,131,436)
Halozyme Therapeutics, Inc.*	75,300	(909,624)
Kite Pharma, Inc.*	10,000	(558,600)
Prothena Corp. PLC (Ireland)*	6,800	(407,796)
Radius Health, Inc.*	19,900	(1,076,391)
TESARO, Inc.*	54,200	(5,433,008)

		(18,164,748)

Building Products — (0.2)%
Builders FirstSource, Inc.*	81,600	(939,216)

Chemicals — (1.2)%
FMC Corp.	27,000	(1,305,180)
Kraton Corp.*	10,700	(374,928)
Mosaic Co. (The)	221,800	(5,425,228)

		(7,105,336)

Commercial Services & Supplies — (0.7)%
Covanta Holding Corp.	30,600	(470,934)
Healthcare Services Group, Inc.	28,400	(1,124,072)
Stericycle, Inc.*	34,000	(2,724,760)

		(4,319,766)

Communications Equipment — (1.8)%
Infinera Corp.*	163,800	(1,479,114)
NetScout Systems, Inc.*	37,900	(1,108,575)
Palo Alto Networks, Inc.*	43,500	(6,930,855)
ViaSat, Inc.*	23,300	(1,739,345)

		(11,257,889)

Construction & Engineering
Granite Construction, Inc.	4,700	(233,778)

Construction Materials — (0.2)%
Summit Materials, Inc. (Class A Stock)*	69,100	(1,281,805)

Consumer Finance — (0.1)%
OneMain Holdings, Inc.*	10,600	(328,070)

Containers & Packaging — (1.0)%
Ball Corp.	75,500	(6,187,225)

Diversified Consumer Services — (0.1)%
Houghton Mifflin Harcourt Co.*	28,200	(378,162)

Electric Utilities — (0.4)%
Alliant Energy Corp.	54,300	(2,080,233)
Pinnacle West Capital Corp.	3,200	(243,168)

		(2,323,401)

Electronic Equipment, Instruments & Components — (0.6)%
Littelfuse, Inc.	6,200	(798,622)
National Instruments Corp.	37,800	(1,073,520)
Universal Display Corp.*	19,700	(1,093,547)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
VeriFone Systems, Inc.*	63,800	$(1,004,212)

		(3,969,901)

Energy Equipment & Services — (0.4)%
Halliburton Co.	45,600	(2,046,528)
Patterson-UTI Energy, Inc.	16,400	(366,868)

		(2,413,396)

Equity Real Estate Investment Trusts (REITs) — (0.4)%
Communications Sales & Leasing, Inc.	19,200	(603,072)
CyrusOne, Inc.	17,000	(808,690)
National Retail Properties, Inc.	20,200	(1,027,170)

		(2,438,932)

Food Products — (0.6)%
B&G Foods, Inc.	52,100	(2,562,278)
Snyder’s-Lance, Inc.	35,700	(1,198,806)

		(3,761,084)

Gas Utilities — (0.1)%
South Jersey Industries, Inc.	27,100	(800,805)

Health Care Equipment & Supplies — (1.7)%
DexCom, Inc.*	47,900	(4,198,914)
Endologix, Inc.*	56,900	(728,320)
Nevro Corp.*	15,700	(1,638,923)
NuVasive, Inc.*	22,300	(1,486,518)
ResMed, Inc.	14,100	(913,539)
Zeltiq Aesthetics, Inc.*	45,600	(1,788,432)

		(10,754,646)

Health Care Providers & Services — (1.5)%
Acadia Healthcare Co., Inc.*	62,200	(3,082,010)
Air Methods Corp.*	6,800	(214,132)
AMN Healthcare Services, Inc.*	41,300	(1,316,231)
Centene Corp.*	53,400	(3,575,664)
Premier, Inc. (Class A Stock)*	8,900	(287,826)
Surgical Care Affiliates, Inc.*	12,300	(599,748)

		(9,075,611)

Health Care Technology — (0.1)%
Allscripts Healthcare Solutions, Inc.*	33,800	(445,146)

Hotels, Restaurants & Leisure — (0.7)%
ClubCorp Holdings, Inc.	21,300	(308,211)
Interval Leisure Group, Inc.	70,500	(1,210,485)
SeaWorld Entertainment, Inc.	98,300	(1,325,084)
Six Flags Entertainment Corp.	20,400	(1,093,644)
Sonic Corp.	16,700	(437,206)

		(4,374,630)

Household Durables — (0.3)%
CalAtlantic Group, Inc.	61,900	(2,069,936)

Household Products — (0.1)%
Energizer Holdings, Inc.	17,000	(849,320)

Independent Power & Renewable Electricity Producers — (0.2)%
Calpine Corp.*	88,400	(1,117,376)

Insurance — (0.4)%
RenaissanceRe Holdings Ltd. (Bermuda)	18,300	(2,198,928)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.	7,900	$(456,304)

		(2,655,232)

Internet & Direct Marketing Retail — (1.2)%
Expedia, Inc.	48,600	(5,672,592)
Liberty Ventures (Class A Stock)*	38,600	(1,538,982)

		(7,211,574)

Internet Software & Services — (0.3)%
comScore, Inc.*	7,600	(233,016)
Cornerstone OnDemand, Inc.*	18,400	(845,480)
Stamps.com, Inc.*	5,800	(548,158)

		(1,626,654)

IT Services — (1.5)%
Alliance Data Systems Corp.*	8,600	(1,844,958)
Blackhawk Network Holdings, Inc.*	33,900	(1,022,763)
Computer Sciences Corp.	38,900	(2,030,969)
EPAM Systems, Inc.*	12,000	(831,720)
Global Payments, Inc.	7,600	(583,376)
Paychex, Inc.	16,700	(966,429)
PayPal Holdings, Inc.*	11,900	(487,543)
Sabre Corp.	43,800	(1,234,284)

		(9,002,042)

Leisure Products — (0.1)%
Mattel, Inc.	12,000	(363,360)

Life Sciences Tools & Services — (0.1)%
Bio-Rad Laboratories, Inc. (Class A Stock)*	2,800	(458,668)
Pacific Biosciences of California, Inc.*	32,500	(291,200)

		(749,868)

Machinery — (0.1)%
Middleby Corp. (The)*	4,900	(605,738)
Proto Labs, Inc.*	3,900	(233,649)

		(839,387)

Media — (0.1)%
IMAX Corp.*	30,800	(892,276)

Metals & Mining — (0.5)%
Carpenter Technology Corp.	28,200	(1,163,532)
Compass Minerals International, Inc.	21,800	(1,606,660)

		(2,770,192)

Mortgage Real Estate Investment Trusts (REITs)
Apollo Commercial Real Estate Finance, Inc.	17,900	(293,023)

Oil, Gas & Consumable Fuels — (1.2)%
Callon Petroleum Co.*	138,000	(2,166,600)
Murphy Oil Corp.	96,800	(2,942,720)
Parsley Energy, Inc. (Class A Stock)*	67,700	(2,268,627)

		(7,377,947)

Pharmaceuticals — (0.4)%
Aerie Pharmaceuticals, Inc.*	7,600	(286,824)
Horizon Pharma PLC*	32,900	(596,477)
Intra-Cellular Therapies, Inc.*	7,900	(120,396)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT(q) (Continued)
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Nektar Therapeutics*	72,100	$(1,238,678)
TherapeuticsMD, Inc.*	68,600	(467,166)

		(2,709,541)

Professional Services — (0.2)%
Verisk Analytics, Inc.*	4,200	(341,376)
WageWorks, Inc.*	11,100	(676,101)

		(1,017,477)

Road & Rail — (0.1)%
Knight Transportation, Inc.	19,400	(556,586)

Semiconductors & Semiconductor Equipment — (1.8)%
Diodes, Inc.*	13,300	(283,822)
MACOM Technology Solutions Holdings, Inc.*	27,100	(1,147,414)
Microchip Technology, Inc.	71,400	(4,436,796)
Micron Technology, Inc.*	287,500	(5,111,750)
MKS Instruments, Inc.	4,900	(243,677)

		(11,223,459)

Software — (2.5)%
HubSpot, Inc.*	19,100	(1,100,542)
Proofpoint, Inc.*	10,800	(808,380)
RingCentral, Inc. (Class A Stock)*	11,600	(274,456)
ServiceNow, Inc.*	17,800	(1,408,870)
Splunk, Inc.*	22,200	(1,302,696)
SS&C Technologies Holdings, Inc.	49,600	(1,594,640)
Tyler Technologies, Inc.*	13,800	(2,362,974)
Workday, Inc. (Class A Stock)*	69,500	(6,372,455)

		(15,225,013)

Specialty Retail — (1.2)%
Advance Auto Parts, Inc.	35,200	(5,249,024)
AutoZone, Inc.*	1,300	(998,842)
Monro Muffler Brake, Inc.	23,700	(1,449,729)

		(7,697,595)

Technology Hardware, Storage & Peripherals — (0.4)%
Diebold, Inc.	44,900	(1,113,071)
Electronics For Imaging, Inc.*	23,400	(1,144,728)

		(2,257,799)

Thrifts & Mortgage Finance
PHH Corp.*	17,400	(251,430)

Trading Companies & Distributors — (0.1)%
NOW, Inc.*	20,200	(432,886)

TOTAL SECURITIES SOLD SHORT
(proceeds received $165,898,222)		(176,770,256)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 100.1% (cost $551,152,018)		619,972,162
Liabilities in excess of other assets(z) — (0.1)%		(790,966)

NET ASSETS — 100.0%		$619,181,196

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(q)	The aggregate value of securities sold short is $176,770,256. Deposit with BNP Paribas combined with securities segregated as collateral in an amount of $584,819,220, exceeds the value of securities sold short as of September 30, 2016. Securities sold short are subject to contractual netting arrangements.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales. The aggregate value of such securities is $584,752,712.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
129	S&P 500 E-Mini Index	Dec. 2016	$13,881,114	$13,934,580	$53,466
11	S&P Mid Cap 400 E-Mini Index	Dec. 2016	1,676,983	1,704,560	27,577

					$81,043

U.S. Treasury Obligation with a market value of $999,625 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,496,030	$ —	$ —
Airlines	5,057,601	—	—
Auto Components	7,229,625	—	—
Automobiles	8,182,317	—	—
Banks	38,798,169	—	—
Beverages	11,725,013	—	—
Biotechnology	33,035,383	—	—
Building Products	3,004,174	—	—
Capital Markets	11,467,597	—	—
Chemicals	23,449,038	—	—
Commercial Services & Supplies	3,008,256	—	—
Communications Equipment	19,315,791	—	—
Construction & Engineering	3,044,802	—	—
Construction Materials	954,288	—	—
Consumer Finance	3,664,643	—	—
Containers & Packaging	5,344,371	—	—
Distributors	2,119,495	—	—
Diversified Financial Services	6,340,675	—	—
Diversified Telecommunication Services	18,332,031	—	—
Electric Utilities	13,452,342	—	—
Electrical Equipment	4,662,792	—	—
Electronic Equipment, Instruments & Components	5,542,742	—	—
Energy Equipment & Services	4,274,416	—	—
Equity Real Estate Investment Trusts (REITs)	21,352,848	—	—
Food & Staples Retailing	9,927,578	—	—
Food Products	16,403,653	—	—
Gas Utilities	3,601,104	—	—
Health Care Equipment & Supplies	32,660,648	—	—
Health Care Providers & Services	23,884,343	—	—
Health Care Technology	3,495,050	—	—
Hotels, Restaurants & Leisure	11,640,379	—	—
Household Durables	5,538,634	—	—
Household Products	13,437,844	—	—
Independent Power & Renewable Electricity Producers	3,027,460	—	—
Industrial Conglomerates	11,213,772	—	—
Insurance	15,348,178	—	—
Internet & Direct Marketing Retail	16,126,661	—	—
Internet Software & Services	32,883,661	—	—
IT Services	27,306,046	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Leisure Products	$2,981,247	$—	$—
Life Sciences Tools & Services	4,304,904	—	—
Machinery	11,083,449	—	—
Marine	925,216	—	—
Media	14,469,533	—	—
Metals & Mining	9,942,680	—	—
Mortgage Real Estate Investment Trusts (REITs)	5,447,483	—	—
Multiline Retail	7,230,209	—	—
Multi-Utilities	3,920,542	—	—
Oil, Gas & Consumable Fuels	41,803,538	—	—
Paper & Forest Products	444,620	—	—
Personal Products	937,296	—	—
Pharmaceuticals	35,976,406	—	—
Professional Services	3,567,060	—	—
Real Estate Management & Development	3,222,154	—	—
Road & Rail	1,117,926	—	—
Semiconductors & Semiconductor Equipment	29,415,063	—	—
Software	45,516,340	—	—
Specialty Retail	17,658,889	—	—
Technology Hardware, Storage & Peripherals	24,534,609	—	—
Textiles, Apparel & Luxury Goods	2,423,726	—	—
Tobacco	10,673,391	—	—
Trading Companies & Distributors	3,339,942	—	—
Wireless Telecommunication Services	693,090	—	—
Affiliated Mutual Fund	15,764,030	—	—
U.S. Treasury Obligation	—	999,625	—
Common Stocks - Short
Aerospace & Defense	(2,758,049)	—	—
Airlines	(831,047)	—	—
Banks	(3,437,640)	—	—
Biotechnology	(18,164,748)	—	—
Building Products	(939,216)	—	—
Chemicals	(7,105,336)	—	—
Commercial Services & Supplies	(4,319,766)	—	—
Communications Equipment	(11,257,889)	—	—
Construction & Engineering	(233,778)	—	—
Construction Materials	(1,281,805)	—	—
Consumer Finance	(328,070)	—	—
Containers & Packaging	(6,187,225)	—	—
Diversified Consumer Services	(378,162)	—	—
Electric Utilities	(2,323,401)	—	—
Electronic Equipment, Instruments & Components	(3,969,901)	—	—
Energy Equipment & Services	(2,413,396)	—	—
Equity Real Estate Investment Trusts (REITs)	(2,438,932)	—	—
Food Products	(3,761,084)	—	—
Gas Utilities	(800,805)	—	—
Health Care Equipment & Supplies	(10,754,646)	—	—
Health Care Providers & Services	(9,075,611)	—	—
Health Care Technology	(445,146)	—	—
Hotels, Restaurants & Leisure	(4,374,630)	—	—
Household Durables	(2,069,936)	—	—
Household Products	(849,320)	—	—
Independent Power & Renewable Electricity Producers	(1,117,376)	—	—
Insurance	(2,655,232)	—	—
Internet & Direct Marketing Retail	(7,211,574)	—	—
Internet Software & Services	(1,626,654)	—	—
IT Services	(9,002,042)	—	—
Leisure Products	(363,360)	—	—
Life Sciences Tools & Services	(749,868)	—	—
Machinery	(839,387)	—	—
Media	(892,276)	—	—
Metals & Mining	(2,770,192)	—	—

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Mortgage Real Estate Investment Trusts (REITs)	$(293,023)	$—	$—
Oil, Gas & Consumable Fuels	(7,377,947)	—	—
Pharmaceuticals	(2,709,541)	—	—
Professional Services	(1,017,477)	—	—
Road & Rail	(556,586)	—	—
Semiconductors & Semiconductor Equipment	(11,223,459)	—	—
Software	(15,225,013)	—	—
Specialty Retail	(7,697,595)	—	—
Technology Hardware, Storage & Peripherals	(2,257,799)	—	—
Thrifts & Mortgage Finance	(251,430)	—	—
Trading Companies & Distributors	(432,886)	—	—
Other Financial Instruments*
Futures Contracts	81,043	—	—

Total	$619,053,580	$999,625	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$81,043

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	2,767,741	$29,780,898
AST AQR Emerging Markets Equity Portfolio*	153,133	1,494,576
AST AQR Large-Cap Portfolio*	8,615,689	123,548,976
AST BlackRock Low Duration Bond Portfolio*	219,742	2,322,669
AST BlackRock/Loomis Sayles Bond Portfolio*	854,941	11,456,214
AST Boston Partners Large-Cap Value Portfolio*	1,307,006	23,905,132
AST ClearBridge Dividend Growth Portfolio*	3,797,381	54,454,448
AST Cohen & Steers Realty Portfolio*	52,008	581,454
AST Goldman Sachs Global Income Portfolio*	1,712,752	18,343,576
AST Goldman Sachs Large-Cap Value Portfolio*	892,475	23,757,680
AST Goldman Sachs Mid-Cap Growth Portfolio*	477,652	3,639,708
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,347,021
AST Goldman Sachs Strategic Income Portfolio*	718,784	6,878,765
AST Government Money Market Portfolio*	1,307,505	1,307,505
AST High Yield Portfolio*	1,370,842	12,625,455
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,058,286	23,917,269
AST International Growth Portfolio*	4,091,591	58,386,997
AST International Value Portfolio*	3,311,121	57,779,054
AST Jennison Large-Cap Growth Portfolio*	1,091,871	25,484,264
AST Loomis Sayles Large-Cap Growth Portfolio*	1,069,136	42,059,806
AST Lord Abbett Core Fixed Income Portfolio*	1,818,358	22,911,315
AST MFS Growth Portfolio*	1,804,100	33,375,844
AST MFS Large-Cap Value Portfolio*	2,513,997	41,330,113
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	65,185	1,850,605
AST Parametric Emerging Markets Equity Portfolio*	157,071	1,287,979
AST Prudential Core Bond Portfolio*	5,154,850	61,858,196
AST QMA Emerging Markets Equity Portfolio*	102,481	929,504

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST QMA International Core Equity Portfolio*	2,773,754	$28,847,045
AST QMA Large-Cap Portfolio*	8,369,505	123,282,806
AST Small-Cap Growth Opportunities Portfolio*	761,711	11,357,113
AST Small-Cap Growth Portfolio*	332,131	11,508,352
AST Small-Cap Value Portfolio*	900,481	20,990,201
AST T. Rowe Price Large-Cap Growth Portfolio*	783,039	19,341,067
AST Value Equity Portfolio*	475,687	5,969,871
AST Wedge Capital Mid-Cap Value Portfolio*	90,123	1,872,761
AST Wellington Management Global Bond Portfolio*	3,422,357	36,550,777
AST Western Asset Core Plus Bond Portfolio*	3,344,669	41,273,214
AST Western Asset Emerging Markets Debt Portfolio*	289,270	3,155,938

TOTAL AFFILIATED MUTUAL FUNDS (cost $922,670,005)(w)		991,764,168

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $4,886,855)(w)	4,886,855	4,886,855

TOTAL INVESTMENTS — 100.0% (cost $927,556,860)		996,651,023
Other assets in excess of liabilities		87,447

NET ASSETS — 100.0%		$996,738,470

See the Glossary for abbreviations used in the quarterly schedule of portfolio holding.

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$996,651,023	$—	$—

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.8%
COMMON STOCKS — 57.3%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.	386,945	$8,242,542
Bank of Queensland Ltd.	264,702	2,318,383
Beach Energy Ltd.	2,557,206	1,308,371
CSR Ltd.	418,266	1,166,172
Downer EDI Ltd.	809,884	3,369,479
Primary Health Care Ltd.	529,511	1,612,569
Star Entertainment Group Ltd. (The)	681,002	3,158,507
Telstra Corp. Ltd.	2,335,800	9,313,116

		30,489,139

Austria — 0.1%
ams AG	120,184	3,905,137
Schoeller-Bleckmann Oilfield Equipment AG	17,900	1,186,258
Wienerberger AG	119,600	2,030,605

		7,122,000

Belgium — 0.2%
Anheuser-Busch InBev NV	45,286	5,955,495
Melexis NV	15,146	1,088,280
Ontex Group NV	39,430	1,252,870

		8,296,645

Bermuda — 0.1%

Aspen Insurance Holdings Ltd.	67,098	3,126,096

Brazil — 0.1%
Banco do Brasil SA	278,800	1,968,313
Banco Santander SA, UTS	67,900	459,118
BM&FBovespa SA	288,800	1,500,767
CETIP SA - Mercados Organizados	22,800	301,322
JBS SA	131,000	476,122
MRV Engenharia e Participacoes SA	392,200	1,438,724
Raia Drogasil SA	6,000	123,352
Transmissora Alianca de Energia Eletrica SA, UTS	55,500	356,842

		6,624,560

Canada — 2.0%
Aecon Group, Inc.	6,129	84,651
Alimentation Couche-Tard, Inc. (Class B Stock)	240,613	11,660,638
BCE, Inc.	93,449	4,315,770
Bonavista Energy Corp.	37,706	121,285
Canadian Natural Resources Ltd.(a)	217,780	6,961,922
Canadian Tire Corp. Ltd. (Class A Stock)	63,796	6,388,596
CCL Industries, Inc. (Class B Stock)	26,233	5,051,045
CGI Group, Inc. (Class A Stock)*	246,309	11,732,040
Cogeco Communications, Inc.	48,174	2,377,948
Cott Corp.	136,033	1,938,470
Crescent Point Energy Corp.	4,359	57,539
DH Corp.	90,979	1,966,664
Empire Co. Ltd. (Class A Stock)	181,611	2,709,042
Enbridge Income Fund Holdings, Inc.	117,739	3,051,279
Enercare, Inc.	14,027	201,753
Fortis, Inc.(a)	38,495	1,237,931
Genworth MI Canada, Inc.	51,628	1,328,527
George Weston Ltd.	2,588	215,885
Linamar Corp.	41,850	1,747,432

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Magna International, Inc.	234,351	$10,060,329
Mercer International, Inc.	128,477	1,088,200
Metro, Inc.	209,153	6,866,283
Milestone Apartments Real Estate Investment Trust, REIT	9,719	142,975
National Bank of Canada	135,155	4,792,416
Nevsun Resources Ltd.	275,451	833,523
PrairieSky Royalty Ltd.	4,355	88,796
Royal Bank of Canada	243,415	15,076,720
Shaw Communications, Inc. (Class B Stock)	30,693	628,154
Suncor Energy, Inc.	88,102	2,445,730
Transcontinental, Inc. (Class A Stock)(a)	114,928	1,543,528
Western Forest Products, Inc.	237,330	390,741
WSP Global, Inc.	14,863	468,225

		107,574,037

Cayman Islands

Theravance Biopharma, Inc.*	9,638	349,281

China — 0.8%
AAC Technologies Holdings, Inc.	8,500	85,884
Agricultural Bank of China Ltd. (Class H Stock)	2,526,000	1,089,557
Alibaba Group Holding Ltd., ADR*(a)	17,132	1,812,394
Baidu, Inc., ADR*	1,755	319,533
Bank of China Ltd. (Class H Stock)	4,307,000	1,988,990
Bank of Communications Co. Ltd. (Class H Stock)	2,377,000	1,828,268
Beijing Capital International Airport Co. Ltd. (Class H Stock)	104,000	118,552
China Communications Construction Co. Ltd. (Class H Stock)	67,000	71,104
China Communications Services Corp. Ltd. (Class H Stock)	556,000	348,986
China Construction Bank Corp. (Class H Stock)	1,094,000	821,636
China Dongxiang Group Co. Ltd.	369,000	73,068
China Everbright Bank Co. Ltd. (Class H Stock)	1,413,000	661,771
China Maple Leaf Educational Systems Ltd.	156,000	144,774
China Merchants Bank Co. Ltd. (Class H Stock)	660,000	1,678,403
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,265,500	1,470,159
China Mobile Ltd.	103,000	1,265,290
China Power International Development Ltd.	2,869,000	1,111,592
China Southern Airlines Co. Ltd. (Class H Stock)	862,000	486,260
China Vanke Co. Ltd.	719,800	1,881,810
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	2,662,000	1,650,883
Fuguiniao Co. Ltd. (Class H Stock)^	247,200	123,339
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	892,000	1,153,629
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	1,065,200	1,687,976
Hua Hong Semiconductor Ltd., 144A	119,000	138,809
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,894,000	3,106,079

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Jiangsu Expressway Co. Ltd. (Class H Stock)	226,000	$313,627
Longfor Properties Co. Ltd.	309,500	478,123
NetEase, Inc., ADR	9,343	2,249,608
Shenzhen Expressway Co. Ltd. (Class H Stock)	828,000	874,056
Sichuan Expressway Co. Ltd. (Class H Stock)	412,000	157,653
Silergy Corp.	16,000	237,321
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	1,568,000	796,270
Sinopharm Group Co. Ltd. (Class H Stock)	266,400	1,290,262
Sunny Optical Technology Group Co. Ltd.	314,000	1,560,151
Tencent Holdings Ltd.	243,800	6,778,136
Tianneng Power International Ltd.	766,000	656,713
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	606,200	912,723
Xtep International Holdings Ltd.	328,000	153,695
Yuzhou Properties Co. Ltd.	382,000	141,944
Zhejiang Expressway Co. Ltd. (Class H Stock)	788,000	834,808

		42,553,836

Colombia
Cementos Argos SA	17,745	70,651
Corporacion Financiera Colombiana	13,274	174,295
Grupo de Inversiones Suramericana SA	4,971	64,858
Interconexion Electrica SA ESP	23,714	80,188

		389,992

Czech Republic
Moneta Money Bank A/S, 144A*	62,210	198,132

Denmark — 1.0%
Ambu A/S (Class B Stock)	48,825	2,626,478
AP Moeller - Maersk A/S (Class B Stock)	3,595	5,287,870
Coloplast A/S (Class B Stock)	62,203	4,837,608
Danske Bank A/S	357,887	10,470,315
DSV A/S	149,151	7,441,915
GN Store Nord A/S	68,200	1,470,685
Novo Nordisk A/S (Class B Stock)	240,368	10,018,230
OW Bunker A/S*^(g)	53,469	—
SimCorp A/S	119,832	6,952,776
TDC A/S*	519,617	3,060,221

		52,166,098

Faroe Islands
Bakkafrost P/F	39,142	1,637,485

Finland — 0.2%
Amer Sports OYJ	66,200	2,024,762
Huhtamaki OYJ	114,259	5,322,004
Nokian Renkaat OYJ	37,581	1,370,211

		8,716,977

France — 1.9%
AXA SA	82,407	1,752,161
BNP Paribas SA	85,002	4,371,980
Bureau Veritas SA	183,300	3,932,728
Capgemini SA	76,085	7,459,675
Cie Generale des Etablissements Michelin	70,008	7,752,382

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Credit Agricole SA	116,496	$1,149,111
Dassault Systemes	40,161	3,486,413
Eiffage SA	37,707	2,930,397
Ingenico Group SA	44,303	3,873,611
Interparfums SA	44,028	1,210,600
Ipsen SA	20,973	1,473,471
Korian SA	41,747	1,343,607
Legrand SA	59,095	3,483,616
L’Oreal SA	20,085	3,796,276
LVMH Moet Hennessy Louis Vuitton SE	19,086	3,254,389
Nexity SA*	32,429	1,712,654
Orange SA	663,873	10,401,318
Orpea	26,703	2,366,735
Sartorius Stedim Biotech	49,054	3,684,165
Societe BIC SA	32,092	4,744,806
Teleperformance	26,789	2,857,627
Thales SA	39,380	3,626,165
TOTAL SA	224,190	10,662,662
Ubisoft Entertainment SA*	83,754	3,164,576
Valeo SA	101,139	5,903,389
Virbac SA*	9,600	1,605,311

		101,999,825

Germany — 2.0%
alstria office REIT-AG*	103,664	1,423,744
Aurubis AG	44,714	2,507,300
Bayerische Motoren Werke AG	26,504	2,231,522
Bechtle AG	18,500	2,141,881
Brenntag AG	38,873	2,124,377
CANCOM SE	40,907	2,137,303
Continental AG	37,318	7,862,990
Daimler AG	142,604	10,057,579
Deutsche Lufthansa AG	186,957	2,084,273
Fresenius SE & Co. KGaA	77,002	6,151,071
GRENKE AG	6,500	1,249,417
Hannover Rueck SE	37,986	4,071,944
Hugo Boss AG	43,796	2,424,359
Infineon Technologies AG	538,528	9,602,826
Jenoptik AG	89,200	1,632,089
LEG Immobilien AG*	33,836	3,243,484
Merck KGaA	102,550	11,061,602
MTU Aero Engines AG	12,300	1,245,379
Muenchener Rueckversicherungs-Gesellschaft AG	43,739	8,169,000
Rational AG	4,522	2,268,852
Salzgitter AG	22,800	747,501
SAP SE	158,405	14,486,589
Scout24 AG, 144A*	44,911	1,512,741
Stroeer SE & Co. KGaA(a)	33,455	1,456,400
Symrise AG	29,520	2,164,849
Talanx AG	42,271	1,289,907
TLG Immobilien AG	109,992	2,482,721
Volkswagen AG	10,185	1,474,824

		109,306,524

Hong Kong — 0.2%
Cathay Pacific Airways Ltd.	612,000	855,537
China High Speed Transmission Equipment Group Co. Ltd.	170,000	172,867

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
China Resources Cement Holdings Ltd.	1,716,000	$690,693
CK Hutchison Holdings Ltd.	214,036	2,735,861
Kerry Properties Ltd.	106,000	348,239
Man Wah Holdings Ltd.	659,200	423,964
Orient Overseas International Ltd.	184,000	652,800
PCCW Ltd.	2,471,000	1,521,926
Shimao Property Holdings Ltd.	756,500	1,033,939
Skyworth Digital Holdings Ltd.	2,092,000	1,518,846

		9,954,672

Hungary
Magyar Telekom Telecommunications PLC	124,390	204,294
MOL Hungarian Oil & Gas PLC	7,377	457,024
OTP Bank PLC	14,036	368,750
Richter Gedeon Nyrt	23,108	469,614

		1,499,682

India
Axis Bank Ltd., GDR, RegS (original cost $70,947; purchased 10/29/15)(f)	1,977	80,373

Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT	675,400	288,122
Gudang Garam Tbk PT	98,800	470,132
Telekomunikasi Indonesia Persero Tbk PT	5,945,100	1,979,645
Telekomunikasi Indonesia Persero Tbk PT, ADR	10,684	705,999
Waskita Karya Persero Tbk PT	1,081,700	217,652

		3,661,550

Ireland — 0.5%
AerCap Holdings NV*	119,230	4,589,163
Dalata Hotel Group PLC*	327,404	1,508,574
Glanbia PLC	70,495	1,332,213
Greencore Group PLC	342,483	1,488,606
Kerry Group PLC (Class A Stock)	42,416	3,532,729
Kingspan Group PLC	198,673	5,352,402
Origin Enterprises PLC	109,302	690,022
Prothena Corp. PLC*(a)	11,897	713,463
Ryanair Holdings PLC, ADR	29,434	2,208,433
Smurfit Kappa Group PLC	231,115	5,166,055

		26,581,660

Israel
Mellanox Technologies Ltd.*	20,249	875,769

Italy — 0.3%
A2A SpA	1,959,166	2,767,072
De’ Longhi SpA	148,477	3,596,142
FinecoBank Banca Fineco SpA	148,743	862,314
Luxottica Group SpA	36,100	1,724,258
Recordati SpA	102,839	3,305,235
Unipol Gruppo Finanziario SpA	456,396	1,166,184
Yoox Net-A-Porter Group SpA*	54,299	1,682,867

		15,104,072

Japan — 2.8%
Aisin Seiki Co. Ltd.	148,900	6,821,658
Bandai Namco Holdings, Inc.	190,800	5,840,022
Calsonic Kansei Corp.	257,000	2,380,703

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Central Japan Railway Co.	21,300	$3,646,667
COMSYS Holdings Corp.	167,300	2,972,634
Fujikura Ltd.	268,000	1,463,707
ITOCHU Corp.	617,800	7,777,834
Japan Airlines Co. Ltd.	153,400	4,509,266
Japan Display, Inc.*	688,800	1,079,016
JX Holdings, Inc.	1,403,200	5,679,538
Konica Minolta, Inc.	131,200	1,111,043
Marubeni Corp.	489,100	2,512,554
Matsumotokiyoshi Holdings Co. Ltd.	48,800	2,521,515
Mitsubishi Corp.	305,100	6,955,081
Mitsubishi Gas Chemical Co., Inc.	240,500	3,443,254
Mitsubishi Materials Corp.	77,400	2,117,074
Mitsubishi UFJ Financial Group, Inc.	559,000	2,831,942
Mitsui & Co. Ltd.	570,200	7,902,339
Mitsui Engineering & Shipbuilding Co. Ltd.	1,379,000	1,939,420
Mizuho Financial Group, Inc.	5,737,700	9,670,541
NHK Spring Co. Ltd.	254,100	2,463,300
Nippon Telegraph & Telephone Corp.	288,800	13,208,554
Nissan Motor Co. Ltd.	1,170,500	11,481,288
Ricoh Co. Ltd.	433,800	3,925,638
Seiko Epson Corp.	122,000	2,349,158
Seino Holdings Co. Ltd.	228,200	2,399,906
Sekisui House Ltd.	337,100	5,743,063
Sojitz Corp.	1,076,000	2,756,808
Sumitomo Mitsui Financial Group, Inc.	217,100	7,333,554
Sumitomo Osaka Cement Co. Ltd.	577,000	2,678,549
Tokai Rika Co. Ltd.	101,900	1,995,235
Toyoda Gosei Co. Ltd.	58,100	1,350,824
West Japan Railway Co.	108,100	6,705,901
Yokohama Rubber Co. Ltd. (The)	141,000	2,257,026

		149,824,612

Malaysia — 0.1%
AirAsia Bhd	2,036,200	1,375,978
Berjaya Auto Bhd	482,820	266,384
Hong Leong Financial Group Bhd	166,000	619,901
MISC Bhd	111,900	204,356
Sunway Bhd	193,600	145,200
Tenaga Nasional Bhd	235,800	815,622
Top Glove Corp. Bhd	963,700	1,189,390
YTL Power International Bhd	198,600	76,896

		4,693,727

Mexico — 0.1%
Alpek SAB de CV	179,100	303,523
Grupo Aeroportuario del Centro Norte SAB de CV	76,800	452,726
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	92,000	874,604
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	7,885	115,340
Grupo Lala SAB de CV	616,200	1,175,848
Industrias Bachoco SAB de CV, ADR(a)	25,189	1,263,480
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	233,700	528,634
Nemak SAB de CV, 144A	244,400	269,108
Vitro SAB de CV (Class A Stock)	200,100	644,890

		5,628,153

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Monaco
Scorpio Tankers, Inc.	207,067	$958,720

Netherlands — 0.9%
Aalberts Industries NV	44,522	1,516,412
Aegon NV	757,729	2,890,314
Akzo Nobel NV	43,515	2,943,367
Amsterdam Commodities NV	33,537	834,674
ASML Holding NV	48,971	5,366,805
BE Semiconductor Industries NV	78,268	2,670,166
Boskalis Westminster	59,146	2,105,062
Brunel International NV	81,713	1,428,635
Euronext NV, 144A	32,300	1,378,212
Flow Traders, 144A	38,394	1,166,437
IMCD Group NV	34,500	1,515,067
ING Groep NV	184,132	2,273,235
Koninklijke Ahold Delhaize NV	159,908	3,642,078
NN Group NV	39,695	1,218,660
Royal Dutch Shell PLC (Class A Stock)	339,597	8,474,577
Royal Dutch Shell PLC (Class B Stock)	259,155	6,718,737
TomTom NV*	224,100	2,144,043

		48,286,481

New Zealand
Air New Zealand Ltd.	1,008,748	1,368,340

Norway — 0.3%
DNB ASA	340,788	4,480,255
Marine Harvest ASA*	397,092	7,123,069
Opera Software ASA*	38,814	269,663
Salmar ASA	65,904	2,014,833
Yara International ASA	48,197	1,606,069

		15,493,889

Philippines
DMCI Holdings, Inc.	1,535,850	383,083
Globe Telecom, Inc.	1,295	54,674
San Miguel Corp.	42,990	72,360

		510,117

Poland
Asseco Poland SA	7,686	112,051
KRUK SA	3,084	192,035

		304,086

Portugal
CTT-Correios de Portugal SA	90,960	612,335

Puerto Rico
First BanCorp*	68,311	355,217

Russia — 0.1%
Magnitogorsk Iron & Steel OJSC, GDR, RegS (original cost $49,906; purchased 12/11/15-12/14/15)(f)	14,265	84,039
MegaFon PJSC, GDR (original cost $238,923; purchased 07/01/16)(f)	22,230	212,741
Mobile TeleSystems PJSC, ADR(a)	179,557	1,370,020
Novolipetsk Steel PJSC, GDR (original cost $274,022; purchased 07/01/16)(f)	21,079	274,027
Polymetal International PLC	11,361	142,636

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
RusHydro PJSC, ADR (original cost $247,545; purchased 07/01/16)(f)	264,267	$325,048
Severstal PJSC, GDR, RegS (original cost $256,271; purchased 10/29/15-12/11/15)(f)	24,545	293,273
United Co. RUSAL PLC	350,000	112,052
X5 Retail Group NV, GDR, RegS (original cost $199,201; purchased 12/11/15-12/14/15)*(f)	10,463	302,590

		3,116,426

Singapore
Accordia Golf Trust, UTS	148,800	73,671
Broadcom Ltd.	9,224	1,591,324
Croesus Retail Trust, UTS	128,900	80,941
Wing Tai Holdings Ltd.	204,200	253,430

		1,999,366

South Africa — 0.1%
Fortress Income Fund Ltd.	169,651	200,888
Investec Ltd.	16,768	102,928
Liberty Holdings Ltd.	90,454	768,494
Naspers Ltd. (Class N Stock)	11,779	2,038,626
Redefine Properties Ltd., REIT	1,113,913	929,419
Sappi Ltd.*	171,305	887,304
Sasol Ltd.	43,407	1,185,903
SPAR Group Ltd. (The)	41,395	580,599

		6,694,161

South Korea — 0.5%
Coway Co. Ltd.	9,815	852,583
DIO Corp.*	3,307	155,467
Dongbu Insurance Co. Ltd.	1,082	67,268
Doosan Heavy Industries & Construction Co. Ltd.	7,993	189,149
GS Holdings Corp.	15,106	738,583
Hanil Cement Co. Ltd.	1,683	116,105
Hanwha Chemical Corp.	66,929	1,482,540
Hanwha General Insurance Co. Ltd.	36,154	214,581
Hanwha Techwin Co. Ltd.	1,789	103,806
Hyundai Mobis Co. Ltd.	5,236	1,314,007
Hyundai Securities Co. Ltd.	64,439	421,344
Korea Electric Power Corp.	33,766	1,654,069
Korea Electric Power Corp., ADR	25,182	613,937
Korea Petrochemical Ind Co. Ltd.	6,262	1,224,787
KT&G Corp.	1,384	157,609
LG Household & Health Care Ltd.	1,342	1,167,872
Lotte Chemical Corp.	1,096	298,761
S&T Motiv Co. Ltd.	8,900	385,622
Samsung Electronics Co. Ltd.	4,033	5,875,123
Samsung Electronics Co. Ltd., GDR (original cost $625,357; purchased 04/30/13-10/29/15)(f)	987	712,260
Shinhan Financial Group Co. Ltd.	55,011	2,014,759
Shinsegae, Inc.	385	63,691
SK Innovation Co. Ltd.	12,498	1,851,793
S-Oil Corp.	21,533	1,600,022
Tongyang Life Insurance Co. Ltd.	9,751	100,877

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Woori Bank	168,546	$1,751,886

		25,128,501

Spain — 0.6%
Almirall SA	64,747	995,787
Amadeus IT Group SA (Class A Stock)	104,966	5,239,190
Banco de Sabadell SA	397,938	509,813
Cia de Distribucion Integral Logista Holdings SA	48,554	1,083,793
CIE Automotive SA	111,688	2,198,995
Distribuidora Internacional de Alimentacion SA	415,035	2,570,099
Gamesa Corp. Tecnologica SA	48,000	1,150,077
Gas Natural SDG SA	131,836	2,710,307
Iberdrola SA	487,315	3,313,469
Industria de Diseno Textil SA	104,481	3,873,955
Mapfre SA	506,742	1,417,781
Melia Hotels International SA	156,914	1,956,687
Merlin Properties Socimi SA, REIT*	72,000	852,565
Repsol SA	230,413	3,130,001

		31,002,519

Sweden — 1.5%
AAK AB	19,900	1,470,330
Assa Abloy AB (Class B Stock)	233,085	4,733,411
Atlas Copco AB (Class A Stock)	218,709	6,584,133
Betsson AB*	161,500	1,785,457
Bilia AB (Class A Stock)	44,228	1,090,416
BioGaia AB (Class B Stock)	48,200	1,405,193
Elekta AB (Class B Stock)	221,883	2,148,277
Hexagon AB (Class B Stock)	159,152	6,950,425
Hexpol AB	261,645	2,346,041
Indutrade AB	99,900	2,145,223
JM AB	73,839	2,018,365
NetEnt AB*	311,472	2,852,509
Nibe Industrier AB (Class B Stock)	204,000	1,816,276
Nordea Bank AB	307,570	3,054,316
Peab AB	145,646	1,256,308
Scandi Standard AB	180,000	1,336,595
Skandinaviska Enskilda Banken AB (Class A Stock)	482,732	4,852,143
Svenska Cellulosa AB SCA (Class B Stock)	398,403	11,824,955
Swedbank AB (Class A Stock)	324,409	7,622,512
Tobii AB*	239,000	2,001,004
Trelleborg AB (Class B Stock)	230,746	4,519,773
Vitrolife AB	44,000	2,791,389
Wallenstam AB (Class B Stock)	227,800	1,921,452

		78,526,503

Switzerland — 1.3%
Burckhardt Compression Holding AG	4,370	1,237,579
Chocoladefabriken Lindt & Spruengli AG	430	2,486,764
Cie Financiere Richemont SA	98,087	5,982,089
Clariant AG*	125,297	2,160,083
Georg Fischer AG	2,462	2,158,420
Interroll Holding AG	2,555	2,850,157
Julius Baer Group Ltd.*	69,569	2,835,770
Lonza Group AG*	7,802	1,493,295
Nestle SA	28,188	2,225,839

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Novartis AG	126,348	$9,971,426
Partners Group Holding AG	8,739	4,415,255
Roche Holding AG	22,095	5,490,577
Sunrise Communications Group AG, 144A*	11,400	795,732
Swiss Life Holding AG*	23,799	6,171,620
Swiss Re AG	129,241	11,672,845
TE Connectivity Ltd.	41,234	2,654,645
u-blox Holding AG*	6,670	1,443,754
VAT Group AG, 144A*	24,640	2,090,930

		68,136,780

Taiwan — 0.3%
Accton Technology Corp.	806,000	1,259,628
AmTRAN Technology Co. Ltd.	168,000	129,381
China Motor Corp.	302,000	229,320
Compeq Manufacturing Co. Ltd.	986,000	506,145
CTBC Financial Holding Co. Ltd.	627,000	365,479
Elite Material Co. Ltd.	142,000	388,970
Hon Hai Precision Industry Co. Ltd.	608,544	1,540,020
Hon Hai Precision Industry Co. Ltd., GDR, RegS (original cost $176,876; purchased 12/11/15-07/01/16)(f)	36,817	187,229
Inventec Corp.	614,000	504,047
Lite-On Technology Corp.	973,836	1,407,903
Mitac Holdings Corp.	127,896	132,112
Pegatron Corp.	642,000	1,661,500
Powertech Technology, Inc.	197,000	511,985
Siliconware Precision Industries Co. Ltd., ADR	32,284	238,902
Sinbon Electronics Co. Ltd.	182,307	421,028
Taiwan Business Bank	269,850	68,758
Taiwan Semiconductor Manufacturing Co. Ltd.	941,000	5,531,333
Tong Yang Industry Co. Ltd.	221,000	526,234
United Microelectronics Corp.	1,533,000	566,086
Win Semiconductors Corp.	298,801	878,521
Wistron Corp.	941,340	702,108

		17,756,689

Thailand — 0.1%
Airports of Thailand PCL	116,900	1,346,121
IRPC PCL	9,948,300	1,401,088
PTT Global Chemical PCL	321,400	544,942
Siam Cement PCL (The)	65,100	975,558

		4,267,709

Turkey — 0.1%
Arcelik A/S	83,076	584,675
BIM Birlesik Magazalar A/S	30,997	517,058
Petkim Petrokimya Holding A/S	58,506	88,692
Tofas Turk Otomobil Fabrikasi A/S	162,668	1,186,107
Turkiye Vakiflar Bankasi TAO (Class D Stock)	833,563	1,275,150

		3,651,682

United Kingdom — 3.0%
3i Group PLC	468,930	3,953,721
888 Holdings PLC	24,010	68,984
accesso Technology Group PLC*	56,897	1,083,241

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
ASOS PLC*	46,800	$2,945,024
Auto Trader Group PLC, 144A	265,777	1,397,175
Bellway PLC	66,885	2,051,080
Benchmark Holdings Plc*	1,552,000	1,307,635
Berkeley Group Holdings PLC	106,962	3,573,980
Bovis Homes Group PLC	88,250	1,000,584
BP PLC	2,304,747	13,433,692
British American Tobacco PLC	126,808	8,087,271
BT Group PLC	1,316,816	6,625,287
Bunzl PLC	64,846	1,912,196
Cineworld Group PLC	116,516	875,364
Close Brothers Group PLC	62,088	1,101,201
Compass Group PLC	268,736	5,204,488
DCC PLC	50,549	4,592,684
Delphi Automotive PLC	14,081	1,004,257
Derwent London PLC	14,749	497,130
Diageo PLC	119,595	3,425,610
Dunelm Group PLC	119,700	1,320,879
easyJet PLC	217,758	2,839,335
Fevertree Drinks PLC	110,685	1,389,004
Genus PLC	96,400	2,432,474
Halma PLC	158,167	2,147,400
Howden Joinery Group PLC	325,724	1,824,866
IMI PLC	56,000	779,356
Inmarsat PLC	103,000	938,972
Intermediate Capital Group PLC	138,883	1,060,458
International Consolidated Airlines Group SA	718,108	3,725,963
Interserve PLC	44,275	212,030
J Sainsbury PLC	217,059	691,343
JD Sports Fashion PLC	78,602	1,502,815
Just Eat PLC*	229,865	1,593,733
Legal & General Group PLC	2,128,369	6,031,815
Lloyds Banking Group PLC	3,973,106	2,807,046
Noble Corp. PLC(a)	132,688	841,242
Oxford Instruments PLC	105,761	868,917
Paragon Group of Cos. PLC (The)	154,299	625,718
Persimmon PLC	275,911	6,487,345
Prudential PLC	433,089	7,677,179
Reckitt Benckiser Group PLC	108,304	10,196,214
Rightmove PLC	30,500	1,668,833
Rotork PLC	1,090,109	2,980,748
RPC Group PLC	84,700	1,052,548
Senior PLC	734,300	2,179,664
Spectris PLC	50,084	1,275,293
Spirax-Sarco Engineering PLC	47,315	2,757,953
St. James’s Place PLC	314,287	3,857,875
Taylor Wimpey PLC	2,961,356	5,906,626
Telit Communications PLC	230,656	807,062
Tullow Oil PLC*	709,400	2,330,145
Unilever NV, CVA	79,642	3,669,384
WH Smith PLC	74,390	1,484,023
Whitbread PLC	54,612	2,771,671
WPP PLC	212,038	4,984,059

		159,860,592

United States — 35.4%
3M Co.	5,216	919,216
8x8, Inc.*	72,199	1,114,031

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
AAR Corp.	22,647	$709,304
AbbVie, Inc.	84,376	5,321,594
Accenture PLC (Class A Stock)	40,671	4,968,776
Activision Blizzard, Inc.	66,481	2,945,108
Aetna, Inc.	60,437	6,977,452
Air Transport Services Group, Inc.*	88,417	1,268,784
Aircastle Ltd.	118,662	2,356,627
Akamai Technologies, Inc.*	106,509	5,643,912
Alaska Air Group, Inc.	168,910	11,124,413
Alder Biopharmaceuticals, Inc.*(a)	19,826	649,698
Allergan PLC*	52,008	11,977,962
Allstate Corp. (The)	119,897	8,294,474
Alphabet, Inc. (Class A Stock)*	24,080	19,361,765
Alphabet, Inc. (Class C Stock)*	14,601	11,349,211
Altria Group, Inc.	92,067	5,821,396
Amazon.com, Inc.*	8,817	7,382,562
AMC Networks, Inc. (Class A Stock)*	99,300	5,149,698
Amdocs Ltd.	64,968	3,758,399
Ameren Corp.	318,443	15,661,027
American Airlines Group, Inc.	12,938	473,660
American Electric Power Co., Inc.	218,488	14,029,114
American Equity Investment Life Holding Co.	100,403	1,780,145
American International Group, Inc.	49,155	2,916,858
American Railcar Industries, Inc.(a)	43,322	1,796,563
American Water Works Co., Inc.	19,373	1,449,875
American Woodmark Corp.*	18,863	1,519,792
Ameriprise Financial, Inc.	38,526	3,843,739
Ameris BanCorp	31,191	1,090,125
AMERISAFE, Inc.	17,180	1,009,840
AmerisourceBergen Corp.	102,689	8,295,217
Amgen, Inc.	180,087	30,040,312
AMN Healthcare Services, Inc.*(a)	29,301	933,823
Amplify Snack Brands, Inc.*(a)	104,525	1,693,305
Amsurg Corp.*(a)	14,592	978,394
AmTrust Financial Services, Inc.	161,830	4,341,899
ANI Pharmaceuticals, Inc.*(a)	18,967	1,258,460
Anika Therapeutics, Inc.*	4,807	230,015
Annaly Capital Management, Inc., REIT	78,449	823,715
Anthem, Inc.	78,865	9,882,573
Apollo Commercial Real Estate Finance, Inc., REIT	138,394	2,265,510
Apple, Inc.	572,269	64,695,010
Applied Materials, Inc.	359,894	10,850,804
Archer-Daniels-Midland Co.	312,631	13,183,649
ARIAD Pharmaceuticals, Inc.*(a)	49,663	679,886
ARMOUR Residential REIT, Inc., REIT	17,956	404,728
ARRIS International PLC*	28,026	793,977
Arrow Electronics, Inc.*	94,522	6,046,572
Ashland Global Holdings, Inc.	48,930	5,673,433
Assurant, Inc.	9,682	893,165
AT&T, Inc.	557,930	22,657,537
Atmos Energy Corp.	14,008	1,043,176
AvalonBay Communities, Inc., REIT	18,111	3,220,860
Avnet, Inc.	1,223	50,216
Axalta Coating Systems Ltd.*	196,685	5,560,285
Axis Capital Holdings Ltd.	105,995	5,758,708
Banc of California, Inc.	75,305	1,314,825
Bank of America Corp.	412,421	6,454,389

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Bank of New York Mellon Corp. (The)	278,870	$11,121,336
Baxter International, Inc.	10,829	515,460
Becton, Dickinson and Co.	9,198	1,653,157
Belden, Inc.	23,899	1,648,792
Bemis Co., Inc.	11,138	568,149
Benchmark Electronics, Inc.*	11,920	297,404
Berkshire Hathaway, Inc. (Class B Stock)*	118,355	17,098,747
Berry Plastics Group, Inc.*	34,426	1,509,580
BioMarin Pharmaceutical, Inc.*	75,500	6,985,260
BioTelemetry, Inc.*	68,920	1,279,844
Blackhawk Network Holdings, Inc.*	54,026	1,629,964
BlackRock, Inc.	17,765	6,439,102
Blucora, Inc.*	76,575	857,640
Bluebird Bio, Inc.*	5,606	379,975
BofI Holding, Inc.*(a)	16,521	370,070
Booz Allen Hamilton Holding Corp.	59,436	1,878,772
Briggs & Stratton Corp.	11,441	213,375
Bright Horizons Family Solutions, Inc.*	13,958	933,651
Broadridge Financial Solutions, Inc.	147,779	10,017,938
Brocade Communications Systems, Inc.	258,597	2,386,850
Brooks Automation, Inc.	11,416	155,372
Buffalo Wild Wings, Inc.*	6,136	863,581
Builders FirstSource, Inc.*	130,195	1,498,544
Bunge Ltd.	10,254	607,344
CA, Inc.	3,453	114,225
Cabot Microelectronics Corp.	20,504	1,084,867
Callidus Software, Inc.*	61,524	1,128,965
Callon Petroleum Co.*	121,902	1,913,861
Cal-Maine Foods, Inc.(a)	34,713	1,337,839
Cambrex Corp.*	23,516	1,045,521
Cantel Medical Corp.	18,075	1,409,489
Capital One Financial Corp.	54,426	3,909,420
Capstead Mortgage Corp., REIT	31,902	300,836
Cara Therapeutics, Inc.*(a)	59,404	496,023
Cardinal Health, Inc.	150,794	11,716,694
Cavco Industries, Inc.*	15,089	1,494,565
Cavium, Inc.*	28,416	1,653,811
CDW Corp.	232,572	10,635,518
Celanese Corp. (Class A Stock)	1,490	99,174
Celgene Corp.*	67,484	7,054,103
CenturyLink, Inc.(a)	106,127	2,911,064
CF Industries Holdings, Inc.	13,007	316,720
Charter Communications, Inc. (Class A Stock)*	3,031	818,279
Chemed Corp.	2,962	417,849
Chevron Corp.	216,437	22,275,696
Chimera Investment Corp., REIT	174,996	2,791,186
Churchill Downs, Inc.	9,857	1,442,572
Cigna Corp.	66,897	8,718,017
Cinemark Holdings, Inc.	7,454	285,339
Cintas Corp.	25,326	2,851,708
Cirrus Logic, Inc.*	63,346	3,366,840
Cisco Systems, Inc.	948,019	30,071,163
Citigroup, Inc.	272,032	12,848,071
ClubCorp Holdings, Inc.	70,716	1,023,261
CME Group, Inc.	51,390	5,371,283
CMS Energy Corp.	241,033	10,125,796
Coca-Cola Co. (The)	29,454	1,246,493
Coherent, Inc.*	11,062	1,222,793

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Comcast Corp. (Class A Stock)	595,958	$39,535,854
Comfort Systems USA, Inc.	27,226	797,994
Continental Resources, Inc.*(a)	64,028	3,326,895
Convergys Corp.	57,745	1,756,603
Cooper-Standard Holding, Inc.*	12,466	1,231,641
Core-Mark Holding Co., Inc.	26,501	948,736
Cornerstone OnDemand, Inc.*	30,152	1,385,484
Corning, Inc.	26,928	636,847
Costco Wholesale Corp.	24,057	3,668,933
Cracker Barrel Old Country Store, Inc.(a)	4,584	606,096
Credit Acceptance Corp.*(a)	5,736	1,153,338
Crown Castle International Corp., REIT	35,902	3,382,327
CVS Health Corp.	140,269	12,482,538
Cynosure, Inc. (Class A Stock)*	28,961	1,475,273
CYS Investments, Inc., REIT	359,356	3,133,584
Danaher Corp.	31,075	2,435,969
Darden Restaurants, Inc.	45,314	2,778,654
Dave & Buster’s Entertainment, Inc.*	29,182	1,143,351
Dell Technologies, Inc. - VMware, Inc.*	5,737	274,229
Delta Air Lines, Inc.	94,238	3,709,208
Deluxe Corp.	59,759	3,993,096
Denbury Resources, Inc.*(a)	644,621	2,082,126
DexCom, Inc.*	66,190	5,802,215
Dillard’s, Inc. (Class A Stock)(a)	47,038	2,963,864
Domtar Corp.	27,883	1,035,296
Dow Chemical Co. (The)(a)	299,569	15,526,661
Dr. Pepper Snapple Group, Inc.	115,301	10,528,134
DST Systems, Inc.	23,145	2,729,258
DTE Energy Co.	133,847	12,537,448
Duke Energy Corp.	126,990	10,164,280
Dycom Industries, Inc.*(a)	23,300	1,905,474
EarthLink Holdings Corp.	29,301	181,666
Echo Global Logistics, Inc.*	37,013	853,520
Edison International	183,998	13,293,856
Electronics For Imaging, Inc.*(a)	23,052	1,127,704
Eli Lilly & Co.	169,073	13,569,799
Ellie Mae, Inc.*	16,099	1,695,225
Energy Recovery, Inc.*	34,830	556,583
Entergy Corp.	25,090	1,925,156
Envestnet, Inc.*	29,804	1,086,356
EPAM Systems, Inc.*	14,478	1,003,470
Equinix, Inc., REIT	140	50,435
Equity LifeStyle Properties, Inc., REIT	11,181	862,950
ESCO Technologies, Inc.	6,811	316,167
Essent Group Ltd.*	43,828	1,166,263
Etsy, Inc.*	56,479	806,520
Euronet Worldwide, Inc.*	11,036	903,076
Everest Re Group Ltd.	52,196	9,915,674
Exxon Mobil Corp.	239,828	20,932,188
Facebook, Inc. (Class A Stock)*	110,649	14,192,947
Fair Isaac Corp.	10,700	1,333,113
Fifth Third Bancorp	244,308	4,998,542
FirstEnergy Corp.	38,110	1,260,679
Fiserv, Inc.*	117,326	11,670,417
Five9, Inc.*	115,832	1,816,246
FleetCor Technologies, Inc.*	54,459	9,461,162
Flexion Therapeutics, Inc.*	47,284	923,929
Foot Locker, Inc.	24,557	1,663,000
Ford Motor Co.	314,983	3,801,845

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
FormFactor, Inc.*	103,606	$1,124,125
Fortive Corp.	105,729	5,381,606
GameStop Corp. (Class A Stock)(a)	297,818	8,216,799
Gaming and Leisure Properties, Inc., REIT	11,436	382,534
GATX Corp.(a)	16,614	740,154
General Cable Corp.	17,776	266,284
General Electric Co.	628,926	18,628,788
General Motors Co.	130,846	4,156,977
Gibraltar Industries, Inc.*	25,496	947,176
Gigamon, Inc.*	26,862	1,472,038
Gilead Sciences, Inc.	134,450	10,637,684
Global Payments, Inc.	41,852	3,212,560
Goldman Sachs Group, Inc. (The)	24,499	3,950,954
Granite Construction, Inc.	38,139	1,897,034
Gray Television, Inc.*	24,543	254,265
Greenbrier Cos., Inc. (The)	21,306	752,102
Griffon Corp.	7,896	134,311
Hain Celestial Group, Inc. (The)*	131,065	4,663,293
Halozyme Therapeutics, Inc.*(a)	49,231	594,710
Hanover Insurance Group, Inc. (The)	51,249	3,865,200
Harsco Corp.	110,189	1,094,177
Hartford Financial Services Group, Inc. (The)	2,112	90,436
Hawaiian Holdings, Inc.*	28,492	1,384,711
Helix Energy Solutions Group, Inc.*	117,229	953,072
Helmerich & Payne, Inc.(a)	10,770	724,821
Hewlett Packard Enterprise Co.	311,032	7,075,978
Hill-Rom Holdings, Inc.	21,731	1,346,887
Hologic, Inc.*	2,119	82,281
Home Depot, Inc. (The)	121,525	15,637,837
HP, Inc.	569,316	8,841,477
Huntington Ingalls Industries, Inc.	29,254	4,488,149
Iconix Brand Group, Inc.*	81,725	663,607
Innospec, Inc.	4,784	290,915
Inogen, Inc.*(a)	22,316	1,336,728
Inphi Corp.*	25,574	1,112,725
Installed Building Products, Inc.*(a)	38,900	1,395,343
Integrated Device Technology, Inc.*	37,608	868,745
Intel Corp.	775,330	29,268,708
Intercontinental Exchange, Inc.	29,580	7,967,669
International Business Machines Corp.	7,270	1,154,840
International Game Technology PLC	45,732	1,114,946
Interpublic Group of Cos., Inc. (The)	38,630	863,381
Intuitive Surgical, Inc.*	8,165	5,918,237
Itron, Inc.*	15,106	842,311
j2 Global, Inc.	18,374	1,223,892
Jabil Circuit, Inc.	123,043	2,684,798
Jack Henry & Associates, Inc.	17,606	1,506,193
Jack in the Box, Inc.	15,796	1,515,468
John Bean Technologies Corp.	22,094	1,558,732
Johnson & Johnson	331,233	39,128,554
JPMorgan Chase & Co.	593,201	39,501,255
Kansas City Southern	72,545	6,769,899
KAR Auction Services, Inc.	72,975	3,149,601
Kelly Services, Inc. (Class A Stock)	5,205	100,040
Kite Pharma, Inc.*(a)	8,197	457,884
KLA-Tencor Corp.	41,617	2,901,121
Koppers Holdings, Inc.*	33,269	1,070,596
Kroger Co. (The)	301,346	8,943,949

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
L Brands, Inc.	101,755	$7,201,201
Laboratory Corp. of America Holdings*	19,698	2,708,081
Lam Research Corp.(a)	10,617	1,005,536
Lear Corp.	32,365	3,923,285
LGI Homes, Inc.*(a)	65,122	2,399,094
LHC Group, Inc.*	3,900	143,832
Ligand Pharmaceuticals, Inc.*(a)	10,423	1,063,771
Lincoln National Corp.	155,442	7,302,665
LogMeIn, Inc.	14,472	1,308,124
Lowe’s Cos., Inc.	57,816	4,174,893
Lumentum Holdings, Inc.*	31,744	1,325,947
Luminex Corp.*	7,694	174,808
LyondellBasell Industries NV (Class A Stock)	149,679	12,073,108
Macquarie Infrastructure Corp.	17,144	1,427,067
MacroGenics, Inc.*	20,149	602,657
Macy’s, Inc.	118,483	4,389,795
Mallinckrodt PLC*	13,643	952,009
Marathon Petroleum Corp.	38,480	1,561,903
Marcus & Millichap, Inc.*	4,086	106,849
Marriott Vacations Worldwide Corp.(a)	31,945	2,342,207
MasTec, Inc.*	55,102	1,638,733
Mattel, Inc.	77,224	2,338,343
Maxim Integrated Products, Inc.	13,727	548,119
MaxLinear, Inc. (Class A Stock)*	74,197	1,503,973
McDonald’s Corp.	103,655	11,957,641
McKesson Corp.	48,125	8,024,844
MEDNAX, Inc.*(a)	31,912	2,114,170
Medtronic PLC	179,440	15,503,616
Merck & Co., Inc.	207,006	12,919,244
MetLife, Inc.	78,150	3,472,205
MFA Financial, Inc., REIT	475,042	3,553,314
MGP Ingredients, Inc.	5,697	230,842
Micron Technology, Inc.*	239,461	4,257,617
Microsemi Corp.*(a)	41,167	1,728,191
Microsoft Corp.	715,816	41,231,002
Mobileye NV*(a)	165,165	7,031,074
Mondelez International, Inc. (Class A Stock)	176,460	7,746,594
Monmouth Real Estate Investment Corp.,
REIT	10,037	143,228
Morgan Stanley	106,531	3,415,384
Morningstar, Inc.	970	76,892
Mosaic Co. (The)(a)	108,988	2,665,846
Multi-Color Corp.	1,461	96,426
Murphy USA, Inc.*	3,484	248,618
Mylan NV*	226,622	8,638,831
National General Holdings Corp.	47,159	1,048,816
Navigant Consulting, Inc.*	6,684	135,150
NeoGenomics, Inc.*(a)	117,370	964,781
NeuStar, Inc. (Class A Stock)*(a)	91,740	2,439,367
New Media Investment Group, Inc.	11,112	172,236
New Residential Investment Corp., REIT	169,981	2,347,438
New Senior Investment Group, Inc., REIT	18,029	208,055
New York Mortgage Trust, Inc., REIT(a)	29,048	174,869
Newmont Mining Corp.	60,666	2,383,567
Nexteer Automotive Group Ltd.	1,429,000	1,868,407
NextEra Energy, Inc.	24,282	2,970,174
NIKE, Inc. (Class B Stock)	71,782	3,779,322
NiSource, Inc.	65,578	1,581,086

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Nordic American Tankers Ltd., (PRFC)(a)	59,578	$602,334
Norfolk Southern Corp.	59,612	5,785,941
Northrop Grumman Corp.	83,183	17,797,003
Nutrisystem, Inc.	11,374	337,694
Oclaro, Inc.*	147,003	1,256,876
Olin Corp.(a)	36,117	741,121
Omnicell, Inc.*	66,652	2,552,772
ON Semiconductor Corp.*	43,728	538,729
ONEOK, Inc.	10,450	537,026
Ophthotech Corp.*	10,129	467,251
Oracle Corp.	490,207	19,255,331
Oritani Financial Corp.	7,115	111,848
Pacific Biosciences of California, Inc.*(a)	98,721	884,540
Pacira Pharmaceuticals, Inc.*	20,451	699,833
Packaging Corp. of America	34,754	2,824,110
Palo Alto Networks, Inc.*(a)	48,370	7,706,792
Patrick Industries, Inc.*	20,827	1,289,608
Paycom Software, Inc.*(a)	21,611	1,083,359
Paylocity Holding Corp.*(a)	20,780	923,879
PDC Energy, Inc.*(a)	58,070	3,894,174
Penumbra, Inc.*	9,192	698,500
PepsiCo, Inc.	66,520	7,235,380
Pfizer, Inc.	805,040	27,266,705
PG&E Corp.	212,818	13,018,077
Philip Morris International, Inc.	8,116	789,038
Phillips 66	46,025	3,707,314
Photronics, Inc.*	12,734	131,288
Pinnacle Foods, Inc.	121,841	6,112,763
Pinnacle West Capital Corp.	78,545	5,968,635
Pioneer Natural Resources Co.	34,650	6,432,773
PNC Financial Services Group, Inc. (The)	116,834	10,525,575
PNM Resources, Inc.	83,023	2,716,513
Portland General Electric Co.	69,507	2,960,303
PRA Health Sciences, Inc.*	22,383	1,264,863
Principal Financial Group, Inc.	56,807	2,926,129
Procter & Gamble Co. (The)	43,193	3,876,572
Progressive Corp. (The)	37,168	1,170,792
Public Service Enterprise Group, Inc.	308,530	12,918,151
QEP Resources, Inc.	79,521	1,553,045
QUALCOMM, Inc.	144,444	9,894,414
Quest Diagnostics, Inc.	35,261	2,984,138
Range Resources Corp.	64,680	2,506,350
Raytheon Co.	28,184	3,836,688
RealPage, Inc.*	45,901	1,179,656
Regeneron Pharmaceuticals, Inc.*	5,720	2,299,554
Regions Financial Corp.	241,983	2,388,372
Regis Corp.*	6,521	81,839
Repligen Corp.*(a)	29,846	901,051
Republic Services, Inc.	49,545	2,499,545
ResMed, Inc.(a)	28,976	1,877,355
Reynolds American, Inc.	283,556	13,369,665
Rogers Corp.*	18,679	1,140,913
Royal Caribbean Cruises Ltd.(a)	34,800	2,608,260
Sabre Corp.(a)	100,787	2,840,178
salesforce.com, Inc.*	34,830	2,484,424
Sanchez Energy Corp.*(a)	133,576	1,180,812
Sanderson Farms, Inc.(a)	5,686	547,732
Santander Consumer USA Holdings, Inc.*	4,631	56,313
SCANA Corp.	17,052	1,234,053

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Schlumberger Ltd.	85,456	$6,720,260
Schweitzer-Mauduit International, Inc.	7,435	286,694
ServiceMaster Global Holdings, Inc.*	4,232	142,534
Shire PLC	95,135	6,151,698
SkyWest, Inc.	15,409	406,952
Skyworks Solutions, Inc.(a)	67,155	5,113,182
Snap-on, Inc.	20,840	3,166,846
Sonoco Products Co.	983	51,932
Southwest Airlines Co.	140,485	5,463,462
SpartanNash Co.	58,034	1,678,343
Sportsman’s Warehouse Holdings, Inc.*	65,716	691,332
Stanley Black & Decker, Inc.	40,095	4,930,883
Staples, Inc.	88,531	756,940
Starbucks Corp.	47,674	2,581,070
Starwood Property Trust, Inc., REIT	203,952	4,592,999
STORE Capital Corp., REIT	10,931	322,137
Stryker Corp.(a)	30,944	3,602,191
SunTrust Banks, Inc.	28,413	1,244,489
Superior Industries International, Inc.	7,162	208,844
Supernus Pharmaceuticals, Inc.*	62,951	1,556,778
Swift Transportation Co.*(a)	71,010	1,524,585
Synopsys, Inc.*	21,879	1,298,519
Sysco Corp.(a)	67,529	3,309,596
Take-Two Interactive Software, Inc.*(a)	48,739	2,197,154
Target Corp.(a)	45,672	3,136,753
Tech Data Corp.*	18,885	1,599,748
Teladoc, Inc.*(a)	58,196	1,065,569
Tenneco, Inc.*	28,222	1,644,496
Tesla Motors, Inc.*(a)	17,721	3,615,616
Tesoro Corp.	21,146	1,682,376
Texas Roadhouse, Inc.	22,886	893,241
Textainer Group Holdings Ltd.	12,015	89,992
Travelers Cos., Inc. (The)	121,923	13,966,280
Travelport Worldwide Ltd.	91,049	1,368,466
Trinity Industries, Inc.	131,415	3,177,615
Tyson Foods, Inc. (Class A Stock)	214,767	16,036,652
Ultragenyx Pharmaceutical, Inc.*	7,679	544,748
Union Pacific Corp.	49,706	4,847,826
United Fire Group, Inc.	2,351	99,494
United Parcel Service, Inc. (Class B Stock)(a)	103,596	11,329,259
United States Steel Corp.(a)	39,370	742,518
United Therapeutics Corp.*	11,423	1,348,828
UnitedHealth Group, Inc.	238,247	33,354,580
Universal Electronics, Inc.*	20,035	1,491,806
Universal Forest Products, Inc.	5,308	522,785
Universal Health Services, Inc. (Class B Stock)	22,410	2,761,360
Universal Insurance Holdings, Inc.(a)	81,379	2,050,751
Unum Group	106,885	3,774,109
USANA Health Sciences, Inc.*	528	73,049
Valero Energy Corp.	87,548	4,640,044
Vascular Solutions, Inc.*	21,447	1,034,389
Verizon Communications, Inc.	217,117	11,285,742
Visa, Inc. (Class A Stock)(a)	9,053	748,683
Visteon Corp.	11,388	816,064
Voya Financial, Inc.	222,267	6,405,735
Vulcan Materials Co.	25,953	2,951,635
Wabash National Corp.*	52,488	747,429

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Walgreens Boots Alliance, Inc.	97,150	$7,832,233
Walker & Dunlop, Inc.*	2,378	60,068
Walt Disney Co. (The)	158,267	14,696,674
Waste Management, Inc.	9,256	590,163
Weatherford International PLC*(a)	533,985	3,000,996
WebMD Health Corp.*(a)	19,622	975,213
Wells Fargo & Co.	571,244	25,294,684
Welltower, Inc., REIT	75,712	5,660,986
West Corp.	51,345	1,133,698
West Pharmaceutical Services, Inc.	13,174	981,463
Western Alliance Bancorp*	36,562	1,372,537
Western Digital Corp.(a)	65,243	3,814,758
Western Refining, Inc.(a)	57,389	1,518,513
Western Union Co. (The)(a)	129,408	2,694,275
Whirlpool Corp.	28,522	4,625,128
William Lyon Homes (Class A Stock)*(a)	69,570	1,290,524
Wintrust Financial Corp.	47,308	2,628,906
Woodward, Inc.	23,182	1,448,411
Xerox Corp.	155,754	1,577,788
Yelp, Inc.*	16,305	679,919

		1,883,449,753

TOTAL COMMON STOCKS (cost $2,797,923,982)		3,049,934,763

PREFERRED STOCKS — 0.3%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	123,520	1,137,152
Braskem SA (PRFC A)	134,300	1,035,698
Centrais Eletricas Brasileiras SA (PRFC B)*	78,900	582,746
Cia de Gas de Sao Paulo (PRFC A)	6,500	104,491
Cia Energetica de Minas Gerais (PRFC)	61,400	161,989
Petroleo Brasileiro SA (PRFC)*	402,300	1,694,728

		4,716,804

Colombia
Banco Davivienda SA (PRFC)	76,427	781,936

Germany — 0.2%
FUCHS PETROLUB SE (PRFC)	47,000	2,145,862
Jungheinrich AG (PRFC)	43,500	1,472,309
Volkswagen AG (PRFC)	45,837	6,038,249

		9,656,420

TOTAL PREFERRED STOCKS (cost $17,893,133)		15,155,160

	Units
RIGHTS*
United States
Casa Ley, CVR, expiring 01/30/17^(g)	82,430	13,325
Property Development Centers, CVR, expiring 01/30/19^(g)	82,430	4,956

TOTAL RIGHTS (cost $87,681)		18,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 10.4%
Australia — 0.1%
BHP Billiton Finance USA Ltd., Gtd. Notes
3.850%	09/30/23	2,000	$2,189,512
Westpac Banking Corp.,
Sr. Unsec’d. Notes
1.950%	11/23/18	4,000	4,032,720

			6,222,232

Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.650%	02/01/26	5,000	5,370,000
4.900%	02/01/46	2,000	2,379,562
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	2,000	2,039,502

			9,789,064

Canada — 0.3%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	1,301	1,425,125
Royal Bank of Canada,
Sr. Unsec’d. Notes
2.000%	12/10/18	4,000	4,049,148
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18	3,000	3,007,581
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,618,786
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes
1.800%	07/13/21	2,700	2,689,891
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,142,166
7.625%	01/15/39	1,000	1,480,508

			17,413,205

China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,330,511
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	5,000	5,222,090

			6,552,601

France — 0.2%
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A
2.500%	04/15/19	4,000	4,077,536
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%(c)	12/29/49	1,500	1,472,250
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22	3,000	3,146,325

			8,696,111

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany — 0.2%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	$2,617,948
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	2,000	2,003,338
2.250%	09/03/19	4,000	4,062,112

			8,683,398

Israel — 0.1%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	3,000	2,988,687

Luxembourg
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19	1,600	1,604,718

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22	3,000	3,071,532
Petroleos Mexicanos, Gtd. Notes
3.500%	07/23/20	1,350	1,359,450
4.875%	01/24/22	4,400	4,488,000
Gtd. Notes, 144A
4.625%	09/21/23	1,500	1,502,100

			10,421,082

Netherlands — 0.3%
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25	2,000	2,110,552
Gtd. Notes
3.950%	11/09/22	3,000	3,144,831
4.625%	12/01/23	3,000	3,239,715
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40	1,000	1,210,396
Koninklijke Philips NV,
Sr. Unsec’d. Notes
5.750%	03/11/18	2,000	2,122,882
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38	2,000	2,720,240

			14,548,616

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
8.146%	04/11/18	5,000	5,402,540

Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20	3,550	3,663,209

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Spain (cont’d.)
Telefonica Emisiones SAU,
Gtd. Notes
7.045%	06/20/36	1,000	$1,311,798

			4,975,007

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.875%	09/17/18	4,000	4,027,648
2.250%	05/27/21	4,000	4,060,924

			8,088,572

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes
5.300%	08/13/19	3,000	3,285,951
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,002,341
Glencore Funding LLC,
Gtd. Notes, 144A
3.125%	04/29/19	2,000	2,008,000

			6,296,292

United Kingdom — 0.5%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	1,000	1,394,463
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	3,000	3,106,296
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,884,106
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	2,800	3,091,320
Imperial Brands Finance PLC,
Gtd. Notes, 144A
2.050%	07/20/18	2,000	2,013,748
Lloyds Bank PLC,
Gtd. Notes
2.000%	08/17/18	4,000	4,017,500
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,341,700
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	3,000	3,193,422
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.250%	09/26/17	4,000	3,990,120

			26,032,675

United States — 7.8%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	1,500	1,620,183
6.200%	12/15/34	2,000	2,529,592

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Alphabet, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24	3,000	$3,284,814
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	1,000	1,121,523
4.750%	05/05/21	3,000	3,391,071
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	1,000	1,049,199
3.750%	07/10/25	2,000	2,097,692
3.900%	04/01/26	2,000	2,115,886
4.500%	07/16/44	1,000	1,018,643
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	2,700	2,689,243
3.875%	11/15/21	900	978,074
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/25	3,000	3,036,609
2.700%	05/13/22	3,000	3,134,907
3.250%	02/23/26	1,000	1,062,908
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	2,000	2,057,892
4.500%	05/15/35	3,000	3,152,067
5.350%	09/01/40	299	334,926
6.375%	03/01/41	2,000	2,506,012
Sr. Unsec’d. Notes, 144A
4.550%	03/09/49	3,110	3,122,661
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	1,000	1,021,759
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
6.400%	08/28/17	3,000	3,129,990
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25	4,000	4,273,268
5.625%	07/01/20	3,000	3,367,677
Sub. Notes, MTN
4.200%	08/26/24	1,600	1,694,310
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	2,000	2,153,176
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20	3,000	3,078,963
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26	2,000	2,102,120
4.500%	02/11/43	2,000	2,316,928
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20	3,000	3,361,758
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19	2,000	2,025,646
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	2,000	2,238,574

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	2,700	$2,680,295
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	2,000	2,154,286
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	1,045,072
Chevron Corp.,
Sr. Unsec’d. Notes
1.365%	03/02/18	1,150	1,152,026
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	3,000	3,191,949
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	3,000	3,283,473
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	1,650	1,664,627
2.700%	03/30/21	5,000	5,108,515
3.400%	05/01/26	4,000	4,132,716
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	4,000	4,061,212
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	2,500	2,466,725
2.750%	03/01/23	2,000	2,072,382
6.450%	03/15/37	2,000	2,761,262
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	2,000	2,581,654
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,621,566
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	3,000	3,215,844
3.950%	05/01/50	1,000	998,449
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	886	964,516
4.000%	12/05/23	3,000	3,304,338
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	1,037,822
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	1,000	1,083,440
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	4,095,369
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,277,317

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.500%	03/15/23	2,000	$2,064,732
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	1,000	1,002,982
3.050%	08/15/22	1,000	1,045,339
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.000%	01/14/19	2,000	2,023,218
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
2.500%	06/15/18	4,000	4,026,172
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	750	751,221
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	2,000	1,958,670
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,157,234
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,136,046
4.250%	06/15/22	2,000	2,146,414
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	2,000	2,043,660
2.709%	03/06/25	5,000	5,137,780
FedEx Corp.,
Gtd. Notes
3.250%	04/01/26	2,000	2,109,270
4.100%	04/15/43	1,500	1,552,400
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	3,000	3,240,300
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	2,000	2,016,236
3.200%	01/15/21	4,000	4,106,484
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	4,000	4,108,356
4.418%	11/15/35	3,000	3,367,095
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	573	767,411
Sub. Notes
5.300%	02/11/21	859	984,257
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24	1,500	1,641,801
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	1,700	1,720,878
3.450%	04/10/22	2,000	2,028,614
3.700%	11/24/20	2,000	2,081,264

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	3,000	$3,141,906
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45	2,000	2,135,722
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	1,000	1,024,326
2.900%	07/19/18(a)	1,000	1,023,692
5.250%	07/27/21	3,000	3,386,883
6.150%	04/01/18	4,000	4,260,444
6.250%	02/01/41	2,000	2,615,148
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	2,000	2,082,440
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21	2,000	2,033,442
5.875%	12/16/36	2,000	2,743,158
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19	1,000	1,088,033
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21	1,000	1,096,115
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41	2,000	2,446,708
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	1,000	1,109,418
4.100%	05/19/46	1,000	1,070,300
4.800%	10/01/41	1,000	1,177,968
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.800%	05/17/19	2,000	2,028,798
7.000%	10/30/25	1,000	1,353,587
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/16/19	4,000	4,096,996
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41	1,500	1,966,167
5.950%	08/15/37	1,000	1,459,963
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26	3,000	3,087,141
3.900%	07/15/25	4,000	4,313,272
4.250%	10/15/20	3,000	3,251,811
6.000%	01/15/18	3,000	3,169,545
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18	1,000	1,031,186
4.500%	04/01/46	2,000	2,163,252
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
1.400%	02/15/19	2,000	2,015,450

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24	3,000	$3,087,801
Gtd. Notes, MTN
6.950%	01/15/38	1,000	1,135,257
Kroger Co. (The),
Sr. Unsec’d. Notes
4.000%	02/01/24	2,000	2,202,024
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19	2,000	1,997,594
4.650%	04/15/42	2,000	2,331,152
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44	1,000	895,322
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	3,000	3,104,424
4.600%	05/26/45	1,000	1,122,108
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	2,808	3,181,975
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33	3,000	4,191,957
Sr. Unsec’d. Notes
3.700%	02/10/45	1,000	1,058,491
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25	4,000	4,070,124
Microsoft Corp.,
Sr. Unsec’d. Notes
3.500%	02/12/35	3,000	3,071,307
4.500%	10/01/40	1,000	1,145,782
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,000	1,075,359
5.500%	07/28/21	5,000	5,702,635
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	2,000	2,243,678
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46	2,000	2,306,086
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30	1,000	1,045,019
4.000%	07/15/46	2,000	2,066,626
6.125%	07/08/39	2,000	2,681,110
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	03/09/18	2,000	2,010,410
1.650%	08/11/21	2,700	2,682,126
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41	3,000	3,410,742
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.850%	02/24/26	2,000	2,095,904

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.125%	11/01/20	2,000	$2,125,866
5.500%	01/15/40	1,000	1,319,754
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.750%	06/03/26	2,000	2,067,138
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	1,000	1,035,897
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42	3,000	3,083,934
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37	2,000	2,817,744
Prologis LP,
Gtd. Notes
3.750%	11/01/25	1,000	1,075,860
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.550%	06/01/22	2,000	2,149,078
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23	3,000	3,287,346
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	3,000	3,358,425
Target Corp.,
Sr. Unsec’d. Notes
2.500%	04/15/26	2,000	2,040,886
2.900%	01/15/22	2,000	2,112,322
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	2,400	2,426,820
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	3,000	3,270,108
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	4,000	4,060,008
4.875%	03/15/20	3,000	3,313,434
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	1,000	1,288,321
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,780,988
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	2,000	2,190,344
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	3,000	3,204,258
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	2,000	2,316,438
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21	1,000	1,046,353
3.500%	11/01/21	3,000	3,220,617
3.650%	09/14/18	5,000	5,218,720

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.850%	11/01/42	2,000	$1,903,634
5.150%	09/15/23	3,000	3,494,781
Viacom, Inc.,
Sr. Unsec’d. Notes
2.200%	04/01/19	5,000	5,010,905
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,531,507
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,328,136
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	2,000	2,125,430
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
3.300%	04/22/24	2,000	2,178,600
6.500%	08/15/37	2,000	2,949,124
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20	3,000	3,091,098
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22(a)	2,000	2,066,848
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	3,000	3,086,460
Sub. Notes
3.450%	02/13/23	3,000	3,093,564
Sub. Notes, MTN
4.650%	11/04/44	800	841,570
Welltower, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	2,000	2,017,576
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	2,000	2,158,084
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31	1,000	1,140,000
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	2,000	2,331,826
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19	3,000	3,011,436

			414,699,882

TOTAL CORPORATE BONDS (cost $534,800,184)			552,414,682

FOREIGN GOVERNMENT BONDS — 5.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes, 144A
6.250%	04/22/19	6,500	6,893,250
6.625%	07/06/28	2,500	2,642,500
6.875%	04/22/21	5,600	6,095,600
7.125%	07/06/36	4,500	4,765,500
7.500%	04/22/26	3,000	3,384,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	5,000	$5,337,500
5.625%	02/21/47	1,000	987,500
6.000%	04/07/26	9,500	10,521,250
8.250%	01/20/34	8,000	10,260,000
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	1,200	1,276,500
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	1,000	1,083,000
7.375%	09/18/37	8,200	11,049,500
8.125%	05/21/24	6,000	7,935,000
Council of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.000%	02/04/19	5,200	5,185,575
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24	5,000	5,750,000
6.750%	11/05/19	5,900	6,542,038
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
10.500%	03/24/20	4,000	4,070,000
10.750%	03/28/22	4,500	4,590,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	2,500	2,903,225
6.250%	01/29/20	1,000	1,123,800
7.625%	03/29/41	3,000	4,705,800
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22	4,500	4,742,276
4.125%	01/15/25	8,000	8,534,488
7.750%	01/17/38	4,300	6,218,514
8.500%	10/12/35	8,000	12,108,736
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.125%	07/21/25	1,000	1,127,000
6.500%	07/21/45	3,500	4,362,750
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.125%	01/21/26	8,000	8,604,000
4.350%	01/15/47	1,400	1,375,500
5.750%	10/12/10	1,600	1,692,000
6.050%	01/11/40	5,000	6,087,500
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	8,700	11,505,750
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	2,600	2,756,624
5.500%	12/11/42	800	914,352
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27	2,800	4,200,000
9.375%	04/01/29	4,200	6,499,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
8.750%	11/21/33	5,500	8,923,750

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	1,500	$1,713,237
6.375%	10/23/34	3,000	4,360,443
9.500%	02/02/30	4,800	8,269,925
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	2,000	2,117,600
4.000%	01/22/24	1,500	1,657,500
5.000%	03/23/22	1,000	1,140,462
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
6.125%	01/22/44	1,000	1,350,000
6.750%	02/07/22	2,000	2,412,000
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	2,000	2,155,040
5.000%	04/29/20	2,600	2,804,308
5.625%	04/04/42	4,200	4,849,958
12.750%	06/24/28	3,600	6,483,211
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	1,500	1,485,000
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	8,000	8,140,000
5.625%	03/30/21	8,900	9,478,500
5.750%	03/22/24	9,000	9,691,920
6.750%	04/03/18	3,000	3,171,030
6.875%	03/17/36	8,300	9,686,930
7.000%	06/05/20	3,900	4,315,350
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	2,500	2,690,625
5.100%	06/18/50	2,400	2,490,000
7.625%	03/21/36	4,400	6,204,000
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, RegS (original cost $1,020,143; purchased 04/22/16)(f)
4.800%	11/19/24	1,000	1,061,508
Sr. Unsec’d. Notes, 144A
6.750%	01/29/20	3,000	3,342,366

TOTAL FOREIGN GOVERNMENT BONDS (cost $281,314,662)			297,825,191

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Bonds
3.000%	11/15/44-05/15/45	36,400	41,502,349
3.125%(k)	02/15/43	16,100	18,758,384
4.375%	05/15/41	16,000	22,473,744
4.500%	02/15/36-05/15/38	13,900	19,713,684
5.250%	02/15/29	10,000	13,904,300
6.875%	08/15/25	21,000	30,361,401
7.625%	11/15/22	10,000	13,722,660
7.875%(k)	02/15/21	19,000	24,482,545
U.S. Treasury Notes
0.500%	03/31/17-04/30/17	100,000	99,992,850
0.625%	11/30/17	11,500	11,491,019
0.625%	06/30/18(a)	20,000	19,956,240

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.750%	03/15/17-02/28/18	63,000	$63,070,456
0.875%	06/15/19-07/31/19	53,000	53,013,377
0.875%	04/15/17(a)	50,000	50,095,700
1.000%	08/15/18	41,000	41,172,979
1.000%(k)	06/30/19	28,000	28,107,184
1.125%	06/15/18-03/31/20	54,000	54,298,838
1.500%	02/28/19	22,900	23,257,813
1.625%	08/15/22	22,000	22,397,034
1.750%	05/15/22	20,000	20,503,900
1.875%	10/31/17	18,800	19,037,200
2.000%	05/31/21-02/15/25	84,600	87,810,867
2.125%	08/31/20	17,200	17,895,396
2.250%	07/31/18	24,000	24,643,128
2.375%	12/31/20-08/15/24	48,000	50,878,452
2.625%	08/15/20	21,000	22,241,961
3.125%	05/15/19	23,000	24,352,147
3.250%	03/31/17	50,000	50,675,700

TOTAL U.S. TREASURY OBLIGATIONS (cost $947,939,311)			969,811,308

TOTAL LONG-TERM INVESTMENTS (cost $4,579,958,953)			4,885,159,385

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $399,322,762)(w)	399,322,762	$399,322,762
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $215,566,349)(b)(w)	215,566,349	215,566,349

TOTAL SHORT-TERM INVESTMENTS (cost $614,889,111)		614,889,111

TOTAL INVESTMENTS — 103.4% (cost $5,194,848,064)		5,500,048,496
Liabilities in excess of other assets(z) — (3.4)%		(181,917,818)

NET ASSETS — 100.0%		$5,318,130,678

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $141,620 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $210,559,965 ; cash collateral of $215,480,723 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,159,191. The aggregate value of $3,533,088 is approximately 0.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
595	2 Year U.S. Treasury Notes	Dec. 2016	$129,923,578	$129,988,906	$65,328
3,132	5 Year U.S. Treasury Notes	Dec. 2016	380,122,032	380,586,938	464,906
2,425	10 Year U.S. Treasury Notes	Dec. 2016	317,902,141	317,978,125	75,984
909	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	169,670,445	167,142,375	(2,528,070)
1,009	FTSE 100 Index	Dec. 2016	86,858,066	89,682,931	2,824,865
2,160	Mini MSCI Emerging Markets Index	Dec. 2016	100,208,275	98,550,000	(1,658,275)
210	S&P 500 Index	Dec. 2016	111,420,750	113,421,000	2,000,250
755	SGX Nifty 50 Index	Oct. 2016	13,232,455	13,063,010	(169,445)
142	TOPIX Index	Dec. 2016	18,813,372	18,526,305	(287,067)

					788,476

Short Positions:
2,400	British Pound Currency	Dec. 2016	198,900,013	194,955,000	3,945,013
2,100	Euro Currency	Dec. 2016	296,257,500	296,021,250	236,250
568	Euro STOXX 50 Index	Dec. 2016	18,822,948	19,103,697	(280,749)
1,153	Euro STOXX Small 200 Index	Dec. 2016	15,878,408	15,931,318	(52,910)
147	Russell 2000 Mini Index	Dec. 2016	17,766,645	18,350,010	(583,365)

					3,264,239

					$4,052,715

Cash of $22,080,316 and U.S. Treasury Obligations with a combined market value of $67,736,250 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Total return swap agreements outstanding at September 30, 2016:

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements:
UBS AG	1,300	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Aluminum Excess Return Index	$17,541	$—	$17,541
UBS AG	(1,100)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Brent Crude Excess Return Index	(85,999)	—	(85,999)
UBS AG	22	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cocoa Excess Return Index	(838)	—	(838)
UBS AG	1,249	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Coffee Excess Return Index	(17,492)	—	(17,492)
UBS AG	(1,059)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Copper Excess Return Index	(19,288)	—	(19,288)
UBS AG	20	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Corn Excess Return Index	304	—	304
UBS AG	(1,088)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Cotton Excess Return Index	25,880	—	25,880
UBS AG	59	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Gold Excess Return Index	(595)	—	(595)
UBS AG	(1,098)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Heat Oil Excess Return Index	(94,739)	—	(94,739)
UBS AG	(1,092)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Kansas Wheat Excess Return Index	9,744	—	9,744
UBS AG	49	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lead Excess Return Index	3,882	—	3,882
UBS AG	(1,123)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Lean Hogs Excess Return Index	59,796	—	59,796
UBS AG	(15)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Live Cattle Excess Return Index	493	—	493
UBS AG	(1,101)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Natural Gas Excess Return Index	51,912	—	51,912

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Counterparty(1)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC swap agreements (cont’d.):
UBS AG	1,272	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Nickel Excess Return Index	$(6,859)	$—	$(6,859)
UBS AG	(1,070)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Platinum Excess Return Index	(5,443)	—	(5,443)
UBS AG	1,270	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Silver Excess Return Index	3,216	—	3,216
UBS AG	1,259	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Excess Return Index	1,955	—	1,955
UBS AG	21	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soybean Oil Excess Return Index	57	—	57
UBS AG	1,254	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Soymeal Excess Return Index	(34)	—	(34)
UBS AG	1,251	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Sugar Excess Return Index	(23,512)	—	(23,512)
UBS AG	1,281	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Tin Excess Return Index	20,048	—	20,048
UBS AG	12	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Unleaded Gas Excess Return Index	906	—	906
UBS AG	(1,094)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Wheat Excess Return Index	5,389	—	5,389
UBS AG	(1,100)	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS WTI Crude Excess Return Index	(87,892)	—	(87,892)
UBS AG	1,283	Pay or receive amounts based on market value fluctuation of Dow Jones- UBS Zinc Excess Return Index	30,941	—	30,941
UBS AG	100,000	Receive amounts based on market value fluctuation of the Bloomberg Commodity Index and pay fixed rate of 0.11%	136,347	—	136,347
UBS AG	50,000	Receive amounts based on market value fluctuation of the Bloomberg Commodity Index and pay fixed rate of 0.11%	68,173	—	68,173

			$93,893	$—	$93,893

(1)	UBS AG positions have termination dates of 10/04/16 and 10/13/16. On the UBS AG positions, the Portfolio receives or pays the return in the positions shown in the table above.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$30,489,139	$—
Austria	—	7,122,000	—
Belgium	—	8,296,645	—
Bermuda	3,126,096	—	—
Brazil	6,624,560	—	—
Canada	107,574,037	—	—
Cayman Islands	349,281	—	—
China	4,381,535	38,048,962	123,339
Colombia	389,992	—	—
Czech Republic	—	198,132	—
Denmark	—	52,166,098	—
Faroe Islands	—	1,637,485	—
Finland	—	8,716,977	—
France	—	101,999,825	—
Germany	—	109,306,524	—
Hong Kong	—	9,954,672	—
Hungary	—	1,499,682	—
India	80,373	—	—
Indonesia	705,999	2,955,551	—
Ireland	7,511,059	19,070,601	—
Israel	875,769	—	—
Italy	—	15,104,072	—
Japan	—	149,824,612	—
Malaysia	—	4,693,727	—
Mexico	5,628,153	—	—
Monaco	958,720	—	—
Netherlands	2,273,235	46,013,246	—
New Zealand	—	1,368,340	—
Norway	—	15,493,889	—
Philippines	—	510,117	—
Poland	—	304,086	—
Portugal	—	612,335	—
Puerto Rico	355,217	—	—
Russia	2,861,738	254,688	—
Singapore	1,591,324	408,042	—
South Africa	—	6,694,161	—
South Korea	1,326,197	23,802,304	—
Spain	—	31,002,519	—
Sweden	—	78,526,503	—
Switzerland	2,654,645	65,482,135	—
Taiwan	426,131	17,330,558	—
Thailand	3,292,151	975,558	—
Turkey	—	3,651,682	—
United Kingdom	1,845,499	158,015,093	—
United States	1,875,429,648	8,020,105	—
Preferred Stocks
Brazil	4,716,804	—	—
Colombia	781,936	—	—
Germany	—	9,656,420	—
Rights
United States	—	—	18,281
Corporate Bonds
Australia	—	6,222,232	—
Belgium	—	9,789,064	—
Canada	—	17,413,205	—
China	—	6,552,601	—
France	—	8,696,111	—
Germany	—	8,683,398	—
Israel	—	2,988,687	—
Luxembourg	—	1,604,718	—
Mexico	—	10,421,082	—
Netherlands	—	14,548,616	—

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Russia	$—	$5,402,540	$—
Spain	—	4,975,007	—
Sweden	—	8,088,572	—
Switzerland	—	6,296,292	—
United Kingdom	—	26,032,675	—
United States	—	414,699,882	—
Foreign Government Bonds	—	297,825,191	—
U.S. Treasury Obligations	—	969,811,308	—
Affiliated Mutual Funds	614,889,111	—	—
Other Financial Instruments*
Futures Contracts	4,052,715	—	—
OTC Total Return Swap Agreements	—	93,893	—

Total	$2,654,701,925	$2,849,351,559	$141,620

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

U.S. Treasury Obligations	18.2%
Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	11.6
Banks	6.6
Foreign Government Bonds	5.6
Pharmaceuticals	3.5
Insurance	3.0
Oil, Gas & Consumable Fuels	2.9
Software	2.4
Health Care Providers & Services	2.2
Semiconductors & Semiconductor Equipment	2.1
Media	2.1
Technology Hardware, Storage & Peripherals	2.0
IT Services	1.8
Biotechnology	1.7
Diversified Telecommunication Services	1.7
Internet Software & Services	1.5
Food Products	1.5
Electric Utilities	1.5
Chemicals	1.4
Food & Staples Retailing	1.3
Auto Components	1.3
Health Care Equipment & Supplies	1.2
Capital Markets	1.1
Machinery	1.1
Multi-Utilities	1.1
Electronic Equipment, Instruments & Components	1.0
Household Durables	0.9
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.9
Beverages	0.9
Communications Equipment	0.9
Automobiles	0.9
Trading Companies & Distributors	0.9
Airlines	0.8
Aerospace & Defense	0.7
Oil & Gas	0.7
Telecommunications	0.7
Road & Rail	0.7
Electric	0.6
Diversified Financial Services	0.6
Retail	0.6
Tobacco	0.5
Industrial Conglomerates	0.5
Household Products	0.5
Commercial Services & Supplies	0.5
Auto Manufacturers	0.4
Containers & Packaging	0.4
Mortgage Real Estate Investment Trusts (REITs)	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Textiles, Apparel & Luxury Goods	0.3
Transportation	0.3
Building Products	0.3
Multiline Retail	0.3
Construction & Engineering	0.3
Real Estate Management & Development	0.3
Air Freight & Logistics	0.3
Pipelines	0.3
Energy Equipment & Services	0.3

Internet & Direct Marketing Retail	0.2%
Computers	0.2
Personal Products	0.2
Construction Materials	0.2
Metals & Mining	0.2
Leisure Products	0.2
Mining	0.2
Professional Services	0.2
Foods	0.2
Electrical Equipment	0.1
Agriculture	0.1
Cosmetics/Personal Care	0.1
Transportation Infrastructure	0.1
Marine	0.1
Life Sciences Tools & Services	0.1
Healthcare-Products	0.1
Real Estate Investment Trusts (REITs)	0.1
Consumer Finance	0.1
Machinery-Diversified	0.1
Machinery-Construction & Mining	0.1
Miscellaneous Manufacturing	0.1
Gas Utilities	0.1
Paper & Forest Products	0.1
Thrifts & Mortgage Finance	0.1
Semiconductors	0.1
Gas	0.1
Internet	0.1
Electronics	0.1
Auto Parts & Equipment	0.1
Office/Business Equipment	0.1
Wireless Telecommunication Services	0.1
Health Care Technology	0.1

103.4
Liabilities in excess of other assets	(3.4)

100.0%

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Commodity contracts	$93,893
Equity contracts.	1,811,585
Foreign exchange contracts	4,181,263
Interest rate contracts	(1,921,852)

Total	$4,164,889

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 54.0%
COMMON STOCKS — 22.3%
Australia — 0.5%
Acrux Ltd.*	118,762	$29,986
Adelaide Brighton Ltd.	198,417	844,713
Amcor Ltd.	466,535	5,433,881
Beach Energy Ltd.	356,678	182,491
BHP Billiton Ltd.	142,269	2,464,457
BHP Billiton PLC	189,720	2,853,102
BlueScope Steel Ltd.	73,687	439,913
BWP Trust, REIT	120,482	297,205
Cabcharge Australia Ltd.	97,616	256,419
Charter Hall Group, REIT	222,293	874,033
Coca-Cola Amatil Ltd.	216,141	1,704,306
Collection House Ltd.(a)	167,792	151,986
CSL Ltd.	50,946	4,189,325
Downer EDI Ltd.	63,758	265,262
Fleetwood Corp. Ltd.*	46,387	69,173
Flight Centre Travel Group Ltd.(a)	31,803	890,313
Iluka Resources Ltd.	345,917	1,675,558
IRESS Ltd.	32,865	298,371
MACA Ltd.	222,069	295,407
Macquarie Group Ltd.	41,508	2,625,155
Medusa Mining Ltd.*	327,310	181,301
OZ Minerals Ltd.	240,921	1,126,603
Perseus Mining Ltd.*	317,824	131,033
RCR Tomlinson Ltd.	117,833	253,541
Sandfire Resources NL	144,125	561,581
Telstra Corp. Ltd.	1,424,161	5,678,302
Western Areas Ltd.*	293,599	655,054
Woodside Petroleum Ltd.	105,750	2,344,774

		36,773,245

Austria
Oesterreichische Post AG*	20,633	730,844

Belgium — 0.1%
AGFA-Gevaert NV*	175,060	551,770
KBC Group NV*	82,210	4,799,104
Proximus SADP	71,490	2,138,705
Sofina SA	3,722	531,746
Umicore SA	28,839	1,810,783

		9,832,108

Bermuda
RenaissanceRe Holdings Ltd.	13,350	1,604,136

Brazil — 0.1%
AES Tiete Energia SA, UTS	52,500	262,649
BTG Pactual Group, UTS	35,700	155,220
EDP - Energias do Brasil SA	46,500	205,323
Engie Brasil Energia SA	62,600	745,699
QGEP Participacoes SA	67,400	96,370
Qualicorp SA	75,100	441,989
Raia Drogasil SA	170,200	3,499,092
Transmissora Alianca de Energia Eletrica SA, UTS	71,800	461,645
Vale SA	131,300	721,874

		6,589,861

Canada — 0.5%
BCE, Inc.	19,200	886,717
Bonavista Energy Corp.	128,400	413,010
Calfrac Well Services Ltd.(a)	66,200	148,350
Cameco Corp.	139,800	1,194,526

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Canadian Pacific Railway Ltd.	46,265	$7,059,560
Centerra Gold, Inc.	156,200	856,037
Crew Energy, Inc.*	63,000	329,418
Dollarama, Inc.	70,086	5,471,938
Dominion Diamond Corp.	14,400	139,944
Entertainment One Ltd.	57,566	168,853
First Quantum Minerals Ltd.	43,100	356,771
Genworth MI Canada, Inc.	26,469	681,118
Goldcorp, Inc.	113,028	1,867,223
IAMGOLD Corp.*	236,400	955,006
Lundin Mining Corp.*	258,800	1,023,798
Magna International, Inc.	37,800	1,622,696
Manulife Financial Corp.	56,900	802,789
Medical Facilities Corp.	60,900	1,017,514
Nevsun Resources Ltd.	68,400	206,980
Northern Blizzard Resources, Inc.	42,900	119,680
Pengrowth Energy Corp.	154,600	243,929
Primero Mining Corp.*	87,600	146,228
RMP Energy, Inc.*(a)	159,500	126,438
Surge Energy, Inc.	90,600	187,146
Teck Resources Ltd. (Class B Stock)	26,600	479,508
Toronto-Dominion Bank (The)	97,674	4,335,938
Transcontinental, Inc. (Class A Stock)(a)	15,700	210,857
Turquoise Hill Resources Ltd.*	202,600	599,175
Yamana Gold, Inc.	127,700	549,949
Yellow Pages Ltd.*	16,465	257,275

		32,458,371

Chile
Enersis Americas SA, ADR	54,600	447,174
Enersis Chile SA, ADR	69,700	331,075

		778,249

China — 0.5%
361 Degrees International Ltd.	185,000	66,072
51job, Inc., ADR*(a)	7,211	240,703
Bank of China Ltd. (Class H Stock)	4,403,000	2,033,323
Baoye Group Co. Ltd. (Class H Stock)	296,000	201,830
China BlueChemical Ltd. (Class H Stock)	1,692,000	312,327
China Child Care Corp. Ltd.*	239,000	15,525
China Construction Bank Corp. (Class H Stock)	1,289,000	968,088
China Lesso Group Holdings Ltd.	328,000	224,037
China Lumena New Materials Corp.*^	3,944,000	5,085
China Mobile Ltd.	398,500	4,895,321
China Overseas Land & Investment Ltd.	504,000	1,732,750
China Shineway Pharmaceutical Group Ltd.	318,000	328,331
China Taifeng Beddings Holdings Ltd.*^	242,000	—
CNOOC Ltd.	752,000	948,658
Dongfeng Motor Group Co. Ltd. (Class H Stock)	744,000	750,285
Guangdong Investment Ltd.	1,022,000	1,632,592
Haitian International Holdings Ltd.	131,000	258,954
Hengan International Group Co. Ltd.	222,500	1,856,813
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,600,000	2,284,815
Kunlun Energy Co. Ltd.	986,000	762,200
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	543,500	2,849,130
Qingling Motors Co. Ltd. (Class H Stock)	298,000	91,115
Qinqin Foodstuffs Group Cayman Co. Ltd.*	24,100	8,855

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Shenguan Holdings Group Ltd.	550,000	$42,080
Sihuan Pharmaceutical Holdings Group Ltd.	3,207,000	706,951
Sinopec Engineering Group Co. Ltd. (Class H Stock)	155,500	134,727
Tencent Holdings Ltd.	338,700	9,416,550
Universal Health International Group Holding Ltd.*	1,883,000	90,449
Yangzijiang Shipbuilding Holdings Ltd.	858,000	474,634

		33,332,200

Denmark
Spar Nord Bank A/S	13,372	129,255

Finland — 0.1%
Lassila & Tikanoja OYJ	4,216	81,729
Nokian Renkaat OYJ	98,538	3,592,715
Orion OYJ (Class B Stock)	36,380	1,434,240
Sampo OYJ (Class A Stock)	53,191	2,363,154
Tieto OYJ	29,128	919,482
UPM-Kymmene OYJ	72,030	1,520,891

		9,912,211

France — 0.7%
Amundi SA	4,935	257,725
AXA SA	140,470	2,986,714
BNP Paribas SA	212,937	10,952,170
Christian Dior SE	4,957	889,027
Cie Generale des Etablissements Michelin	14,589	1,615,523
Danone SA	76,223	5,659,803
Engie SA(a)	49,103	761,332
Etablissements Maurel et Prom*(a)	105,520	490,966
Euler Hermes Group	6,194	526,622
Eutelsat Communications SA	23,103	478,174
Imerys SA	15,483	1,118,299
Legrand SA	74,036	4,364,379
Metropole Television SA	40,808	736,287
Neopost SA(a)	24,602	665,059
Peugeot SA*	14,740	225,092
Publicis Groupe SA	30,427	2,302,355
Renault SA	5,475	450,426
Sanofi	87,564	6,668,115
Schneider Electric SE	96,851	6,737,364
Societe Generale SA	52,953	1,831,880
Technip SA	11,346	697,490
Total Gabon	486	68,842
TOTAL SA	78,377	3,727,675

		54,211,319

Germany — 0.8%
adidas AG	32,786	5,702,317
BASF SE	54,438	4,661,294
Bayer AG	98,176	9,859,894
Bayerische Motoren Werke AG	26,208	2,206,600
Bijou Brigitte AG	2,404	144,252
Commerzbank AG	78,750	508,802
Continental AG	33,509	7,060,425
Deutsche Bank AG*	48,491	631,998
Deutsche EuroShop AG	6,284	292,178
Fresenius Medical Care AG & Co. KGaA	39,888	3,489,657
GEA Group AG	83,813	4,659,775
Hamburger Hafen und Logistik AG	8,669	131,942

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
HeidelbergCement AG	59,894	$5,664,315
HUGO BOSS AG	25,245	1,397,455
Leifheit AG	1,073	69,959
Linde AG	17,049	2,896,994
Muenchener Rueckversicherungs-Gesellschaft AG	7,707	1,439,413
SAP SE	57,634	5,270,794
Siemens AG	17,771	2,083,844
Software AG	38,463	1,630,133
STADA Arzneimittel AG	29,003	1,613,707

		61,415,748

Greece
JUMBO SA	29,865	373,216
Metka Industrial - Construction SA	18,497	154,331
OPAP SA	63,447	537,029

		1,064,576

Guernsey
Tetragon Financial Group Ltd.	36,245	382,928

Hong Kong — 0.5%
AIA Group Ltd.	865,200	5,818,249
Allied Properties HK Ltd.	870,000	179,078
AMVIG Holdings Ltd.	196,000	68,669
Asian Citrus Holdings Ltd.*^	1,374,264	98,348
BOC Hong Kong Holdings Ltd.	596,000	2,027,831
Champion REIT, REIT	430,000	261,651
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	27,781
Cheung Kong Property Holdings Ltd.	119,000	875,347
CSI Properties Ltd.	5,120,000	189,377
Dah Sing Banking Group Ltd.	84,000	151,442
Dah Sing Financial Holdings Ltd.	57,200	376,893
Dan Form Holdings Co. Ltd.	367,000	127,427
Emperor Entertainment Hotel Ltd.	710,000	184,177
Emperor Watch & Jewellery Ltd.*	920,000	27,401
Giordano International Ltd.	836,000	430,922
Hang Lung Group Ltd.	136,000	520,072
Hang Lung Properties Ltd.	251,000	569,353
Hang Seng Bank Ltd.	66,500	1,193,760
Hanison Construction Holdings Ltd.	56,829	10,461
Henderson Land Development Co. Ltd.	29,887	178,329
HKR International Ltd.*	233,600	112,176
HKT Trust & HKT Ltd.	961,000	1,351,375
Hongkong & Shanghai Hotels Ltd. (The)	84,500	84,120
Hongkong Land Holdings Ltd.	243,800	1,728,542
Hopewell Holdings Ltd.	153,000	560,826
Huabao International Holdings Ltd.*	554,000	214,038
Hysan Development Co. Ltd.	177,000	832,795
Jardine Strategic Holdings Ltd.	68,699	2,246,457
Kerry Properties Ltd.	117,000	384,377
Kingboard Chemical Holdings Ltd.	110,000	334,747
Lai Sun Development Co. Ltd.	6,355,000	127,925
Lai Sun Garment International Ltd.	550,000	116,999
Lifestyle International Holdings Ltd.	526,500	723,765
Link REIT, REIT	617,500	4,558,443
NWS Holdings Ltd.	72,000	120,658
Real Nutriceutical Group Ltd.	1,541,000	129,813
Sa Sa International Holdings Ltd.	960,000	408,864
Samsonite International SA	614,400	1,972,379
Sands China Ltd.	445,600	1,953,122
Sino Land Co. Ltd.	622,000	1,108,608

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Sitoy Group Holdings Ltd.	271,000	$102,650
SmarTone Telecommunications Holdings Ltd.	177,500	294,039
Soundwill Holdings Ltd.	28,000	51,295
Sun Hung Kai Properties Ltd.	100,000	1,520,276
Sunlight Real Estate Investment Trust, REIT	513,000	327,771
Swire Pacific Ltd. (Class A Stock)	91,000	985,552
Swire Properties Ltd.	214,600	631,174
Texwinca Holdings Ltd.	150,000	103,935
Wharf Holdings Ltd. (The)	317,000	2,325,694
Wheelock & Co. Ltd.	130,000	772,170

		39,501,153

Hungary
MOL Hungarian Oil & Gas PLC	5,832	361,307
OTP Bank PLC	20,797	546,373

		907,680

India — 0.1%
HDFC Bank Ltd., ADR	84,907	6,103,964
Infosys Ltd., ADR	199,800	3,152,844

		9,256,808

Indonesia
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,338,600	153,797
United Tractors Tbk PT	484,400	659,959
Vale Indonesia Tbk PT*	2,010,600	456,621

		1,270,377

Ireland — 0.1%
Anglo Irish Bank Corp. PLC*^	23,146	—
Independent News & Media PLC*	255,755	35,911
Kerry Group PLC (Class A Stock)	48,498	4,039,284

		4,075,195

Israel — 0.2%
Bank Hapoalim BM	323,557	1,837,209
Check Point Software Technologies Ltd.*(a)	63,627	4,938,091
Israel Chemicals Ltd.	195,201	760,420
Ituran Location and Control Ltd.	8,802	232,901
Matrix IT Ltd.	10,173	73,374
Teva Pharmaceutical Industries Ltd., ADR	205,761	9,467,064

		17,309,059

Italy — 0.1%
ASTM SpA	38,770	423,488
Azimut Holding SpA	42,952	631,997
Banca Mediolanum SpA	216,081	1,432,658
Banca Popolare dell’Etruria e del Lazio SC*^(a)	59,346	—
Intesa Sanpaolo SpA	1,466,504	3,255,811
Mediobanca SpA	167,591	1,090,750
Societa Cattolica di Assicurazioni SCRL	36,505	204,232

		7,038,936

Japan — 2.1%
Achilles Corp.	3,700	52,227
Aichi Bank Ltd. (The)	700	34,082
Alpine Electronics, Inc.	20,200	267,224
Amano Corp.	40,200	642,640
Amuse, Inc.	14,200	261,702

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Aozora Bank Ltd.	436,000	$1,502,789
Asahi Broadcasting Corp.	14,300	93,634
Asahi Holdings, Inc.	11,500	196,501
Asahi Kasei Corp.	198,000	1,577,894
Astellas Pharma, Inc.	394,600	6,163,281
Awa Bank Ltd. (The)	46,000	283,440
Bank of Kyoto Ltd. (The)	91,000	666,105
BML, Inc.	81,800	2,152,766
Bridgestone Corp.	61,500	2,265,893
Calsonic Kansei Corp.	70,000	648,440
Canon, Inc.	61,000	1,770,975
Central Japan Railway Co.	22,800	3,903,475
Chiba Bank Ltd. (The)	122,000	692,862
Chiyoda Integre Co. Ltd.*	5,400	109,924
Chori Co. Ltd.	21,400	315,311
Corona Corp.	17,400	175,701
Create SD Holdings Co. Ltd.	3,300	78,834
Daicel Corp.	74,000	935,144
Daiichikosho Co. Ltd.	22,900	935,012
Daikin Industries Ltd.	51,000	4,759,109
Dainichi Co. Ltd.	6,700	43,315
Daiwa Industries Ltd.	47,600	430,836
Denso Corp.	22,300	889,871
Dexerials Corp.	62,400	516,803
Enplas Corp.	4,500	136,978
F@N Communications, Inc.	38,300	282,268
FANUC Corp.	21,700	3,665,466
Foster Electric Co. Ltd.	7,900	145,179
Fuji Heavy Industries Ltd.	129,700	4,866,278
Fuji Kosan Co. Ltd.	8,900	35,682
FUJIFILM Holdings Corp.	14,600	540,826
Fujikura Kasei Co. Ltd.	8,100	48,601
Fujishoji Co. Ltd.	10,700	108,233
Fukushima Industries Corp.	7,800	255,641
Fuso Chemical Co. Ltd.(a)	28,400	582,112
Future Corp.	8,000	59,662
Gendai Agency, Inc.	24,200	125,820
Geo Holdings Corp.	26,700	345,498
Gree, Inc.	84,800	476,746
GungHo Online Entertainment, Inc.(a)	207,600	510,114
Hachijuni Bank Ltd. (The)	134,000	697,893
Happinet Corp.(a)	18,600	196,130
Hard Off Corp. Co. Ltd.	11,600	125,640
Hazama Ando Corp.	91,000	553,966
Heiwa Corp.	45,700	1,017,308
HI-LEX Corp.	7,000	190,030
Hino Motors Ltd.	49,100	524,594
Hitachi Chemical Co. Ltd.	59,900	1,376,317
Ichirokudo Co. Ltd.	7,500	25,407
Iida Group Holdings Co. Ltd.	15,700	315,927
Imasen Electric Industrial	19,300	167,091
Inaba Denki Sangyo Co. Ltd.	5,100	184,345
Inpex Corp.	377,300	3,430,590
Iwatsu Electric Co. Ltd.*	50,000	34,717
Iyo Bank Ltd. (The)	119,000	720,613
Japan Airlines Co. Ltd.	17,300	508,542
Japan Petroleum Exploration Co. Ltd.	32,300	715,241
Japan Post Bank Co. Ltd.	127,900	1,519,812
Japan Post Holdings Co. Ltd.	56,700	712,789
JCU Corp.	2,900	112,789
JSR Corp.	63,100	991,773

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kaken Pharmaceutical Co. Ltd.	58,200	$3,577,030
Kanamoto Co. Ltd.	15,800	406,026
Kanematsu Electronics Ltd.	11,900	225,813
Kato Sangyo Co. Ltd.	8,600	203,738
KDDI Corp.(a)	377,300	11,689,513
Keihin Corp.	33,200	526,435
Keyence Corp.	6,600	4,835,752
Kinden Corp.	18,900	217,889
Konishi Co. Ltd.	20,400	255,097
Kosaido Co. Ltd.*	24,800	75,033
Kubota Corp.	332,600	5,034,072
Kuraray Co. Ltd.	34,300	508,841
Kyushu Financial Group, Inc.	60	409
Lawson, Inc.	68,200	5,387,601
Lintec Corp.	20,800	416,525
Maeda Road Construction Co. Ltd.	41,000	733,006
Marvelous, Inc.(a)	28,200	220,158
Mazda Motor Corp.	25,600	392,749
Meiko Network Japan Co. Ltd.	12,300	109,412
Meitec Corp.	6,300	221,912
Mirait Holdings Corp.	32,300	275,228
Mitsubishi Steel Manufacturing Co. Ltd.	39,000	64,813
Mitsuboshi Belting Ltd.	20,000	169,945
Mitsui Matsushima Co. Ltd.	9,800	113,532
Mixi, Inc.	15,300	554,332
Nagase & Co. Ltd.	8,700	104,677
Namura Shipbuilding Co. Ltd.	34,200	231,408
Neturen Co. Ltd.	52,100	398,941
Nexon Co. Ltd.	79,200	1,244,121
NHK Spring Co. Ltd.	63,600	616,552
Nichirin Co. Ltd.	11,880	179,421
Nihon Parkerizing Co. Ltd.	37,000	539,947
Nikon Corp.	39,000	582,436
Nippon Denko Co. Ltd.	70,300	118,807
Nippon Electric Glass Co. Ltd.	83,000	429,767
Nippon Pillar Packing Co. Ltd.	45,000	455,810
Nippon Signal Co. Ltd.	17,000	143,377
Nippon Telegraph & Telephone Corp.	87,300	3,992,752
Nissin Kogyo Co. Ltd.(a)	35,200	536,120
Nittetsu Mining Co. Ltd.	3,000	116,618
Nitto Kogyo Corp.	9,900	129,959
NOK Corp.	39,100	855,564
NTT DOCOMO, Inc.(a)	265,100	6,734,339
NuFlare Technology, Inc.	2,000	104,434
Ohara, Inc.	4,200	25,640
ORIX Corp.	578,400	8,532,937
Osaka Gas Co. Ltd.	427,000	1,790,932
Piolax, Inc.	3,600	224,472
Press Kogyo Co. Ltd.	46,900	199,983
Riken Corp.	5,200	179,377
Sakai Chemical Industry Co. Ltd.	21,000	68,184
San-In Godo Bank Ltd. (The)	57,000	389,482
Seino Holdings Co. Ltd.	35,400	372,290
Sekisui Jushi Corp.	29,700	481,350
Shikoku Chemicals Corp.	11,000	100,141
Shin-Etsu Polymer Co. Ltd.	51,300	344,289
Shinsei Bank Ltd.	172,000	260,825
Shizuoka Bank Ltd. (The)	98,000	785,176
Showa Corp.	50,100	263,991
Sinko Industries Ltd.	39,700	507,854
SMC Corp.	18,300	5,283,810

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
SNT Corp.	30,200	$140,410
Sony Financial Holdings, Inc.	98,800	1,360,646
SRA Holdings	5,700	123,578
Sumitomo Densetsu Co. Ltd.	14,300	149,329
Sumitomo Forestry Co. Ltd.	32,100	429,615
Sumitomo Mitsui Financial Group, Inc.	189,600	6,404,615
Sumitomo Rubber Industries Ltd.	86,100	1,302,340
Suntory Beverage & Food Ltd.	55,800	2,412,702
Suzuki Motor Corp.	22,000	736,891
T RAD Co. Ltd.	58,000	112,733
Tadano Ltd.	47,000	462,606
TBK Co. Ltd.	29,000	117,428
Techno Medica Co. Ltd.	4,200	67,032
Toagosei Co. Ltd.	37,800	410,843
Tocalo Co. Ltd.	4,700	102,859
Tokai Corp.	21,200	752,312
Token Corp.	7,450	555,097
Tokyo Gas Co. Ltd.	293,000	1,303,563
Tokyo Seimitsu Co. Ltd.	9,400	250,956
Toppan Forms Co. Ltd.	21,500	225,935
Tosoh Corp.	53,000	326,671
Toyo Kohan Co. Ltd.	14,000	39,318
Toyo Machinery & Metal Co. Ltd.	11,900	43,319
Toyoda Gosei Co. Ltd.	25,400	590,550
Toyota Boshoku Corp.	29,900	669,298
TPR Co. Ltd.	9,000	253,183
TS Tech Co. Ltd.	31,000	785,025
Unipres Corp.	25,900	457,297
Utoc Corp.	15,400	49,696
Wakita & Co. Ltd.	36,000	273,564
Yamanashi Chuo Bank Ltd. (The)	10,000	43,149
Yamato Kogyo Co. Ltd.	8,400	248,614
Yamazen Corp.	53,200	407,068
Yodogawa Steel Works Ltd.	5,300	142,320
Yuasa Trading Co. Ltd.	8,000	183,798
Yurtec Corp.	20,000	110,545
Zeon Corp.	50,000	443,489

		154,701,446

Kazakhstan
KCell JSC, GDR	36,870	126,556

Malaysia
British American Tobacco Malaysia Bhd	27,800	330,288

Mexico
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	589,572	1,333,624

Netherlands — 0.2%
Aegon NV	121,349	462,879
Arcadis NV	31,406	451,395
ASML Holding NV	37,612	4,121,955
BinckBank NV(a)	31,840	181,522
Boskalis Westminster	33,228	1,182,616
Euronext NV	13,758	587,042
NN Group NV	35,702	1,096,072
Royal Dutch Shell PLC (Class A Stock), (XEQT)(a)	190,574	4,755,737
Royal Dutch Shell PLC (Class A Stock), (XLON)	2,319	57,692

		12,896,910

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
New Zealand
SKY Network Television Ltd.	94,355	$338,477
Trade Me Group Ltd., (ASE)	50,898	209,188
Trade Me Group Ltd., (NZE)	56,038	229,657

		777,322

Norway — 0.3%
Aker Solutions ASA*	165,873	779,342
DNB ASA	154,908	2,036,537
Fred Olsen Energy ASA*	24,297	33,921
Norsk Hydro ASA	119,048	514,736
Petroleum Geo-Services ASA*	128,796	284,470
Prosafe SE*(a)	313,431	20,090
Salmar ASA	13,568	414,804
Statoil ASA(a)	954,610	16,026,277
Telenor ASA	83,271	1,431,920
TGS Nopec Geophysical Co. ASA	44,947	811,988
Yara International ASA	62,214	2,073,158

		24,427,243

Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR*	45,200	625,568
Credicorp Ltd.	28,560	4,347,403

		4,972,971

Philippines
Manila Water Co., Inc.	155,300	93,776
Nickel Asia Corp.	3,186,800	474,669

		568,445

Poland — 0.1%
KGHM Polska Miedz SA	62,229	1,212,511
Polskie Gornictwo Naftowe i Gazownictwo SA	1,214,577	1,605,104
Powszechna Kasa Oszczednosci Bank Polski SA	138,895	948,799

		3,766,414

Portugal
Altri SGPS SA	22,521	78,706

Puerto Rico
Triple-S Management Corp. (Class B Stock)*	7,600	166,668

Russia — 0.2%
Gazprom PJSC, ADR	439,313	1,858,294
Lukoil PJSC, ADR	58,062	2,828,622
MegaFon PJSC, GDR	39,856	381,422
MMC Norilsk Nickel PJSC, ADR	81,004	1,308,671
Mobile TeleSystems PJSC, ADR(a)	65,500	499,765
Severstal PJSC, GDR	34,476	411,933
Surgutneftegas OJSC, ADR(a)	309,696	1,498,929
Tatneft PJSC, ADR	52,803	1,628,181

		10,415,817

Singapore — 0.2%
Boustead Projects Ltd.*	46,200	23,650
Boustead Singapore Ltd.	154,000	91,472
CapitaLand Commercial Trust, REIT	534,100	624,654
CapitaLand Mall Trust, REIT	639,700	1,019,157
CapitaLand Retail China Trust, REIT	189,000	223,818
Haw Par Corp. Ltd.	6,600	43,726
Hong Fok Corp. Ltd.	267,590	131,930
Hong Leong Finance Ltd.	34,000	55,371

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Kulicke & Soffa Industries, Inc.*	10,800	$139,644
M1 Ltd.	309,900	546,563
Mapletree Greater China Commercial Trust, REIT	284,200	229,569
Mapletree Industrial Trust, REIT	417,900	547,491
Metro Holdings Ltd.	90,000	60,829
SATS Ltd.	391,100	1,429,620
Singapore Telecommunications Ltd.	1,311,800	3,836,874
UMS Holdings Ltd.	130,000	58,687
United Overseas Bank Ltd.	84,300	1,169,560
UOL Group Ltd.	113,500	469,142
Venture Corp. Ltd.	59,000	390,577
Wing Tai Holdings Ltd.	70,300	87,248

		11,179,582

South Africa — 0.2%
AECI Ltd.	16,944	128,429
Gold Fields Ltd., ADR	87,900	426,315
Harmony Gold Mining Co. Ltd., ADR(a)	63,700	222,313
Kumba Iron Ore Ltd.*(a)	75,902	685,122
Lewis Group Ltd.	18,684	55,673
Liberty Holdings Ltd.	102,141	867,786
Life Healthcare Group Holdings Ltd.	337,098	932,591
MMI Holdings Ltd.	369,239	601,307
Mondi PLC	42,827	899,790
MTN Group Ltd.	287,988	2,468,876
Net 1 UEPS Technologies, Inc.*	24,400	208,864
Sanlam Ltd.	307,391	1,432,393
Sasol Ltd.	68,663	1,875,911
Truworths International Ltd.(a)	395,050	2,047,451
Vodacom Group Ltd.	225,963	2,538,831
Wilson Bayly Holmes-Ovcon Ltd.	14,421	162,101

		15,553,753

South Korea — 0.3%
Dongil Industries Co. Ltd.	1,090	71,871
Dongyang E&P, Inc.	8,974	113,983
e-LITECOM Co. Ltd.	5,843	57,526
Hana Financial Group, Inc.	34,872	887,801
Hankook Tire Co. Ltd.	32,877	1,777,541
Hyundai Mobis Co. Ltd.	8,321	2,088,207
Kangwon Land, Inc.	25,147	898,579
KB Financial Group, Inc.	16,780	577,147
Korea Petrochemical Ind Co. Ltd.	1,091	213,389
KT&G Corp.	26,657	3,035,683
LG Chem Ltd.	7,598	1,680,469
Lotte Chemical Corp.	2,135	581,985
POSCO	3,003	622,429
POSCO Chemtech Co. Ltd.	11,358	120,588
Samsung Electronics Co. Ltd.	4,167	6,070,329
SK Telecom Co. Ltd.	10,983	2,251,961

		21,049,488

Spain — 0.1%
Cia de Distribucion Integral Logista Holdings SA	36,598	816,918
Grupo Catalana Occidente SA	27,051	804,083
Repsol SA	124,695	1,693,895
Viscofan SA	16,827	910,698

		4,225,594

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 0.3%
Alfa Laval AB	154,947	$2,429,241
Axfood AB	66,686	1,177,275
B&B Tools AB (Class B Stock)	5,074	113,343
Boliden AB	61,727	1,450,872
Hexagon AB (Class B Stock)	44,220	1,931,159
Intrum Justitia AB	56,068	1,808,266
Investment AB Oresund	5,310	90,845
Skandinaviska Enskilda Banken AB (Class A Stock)	460,928	4,632,982
SKF AB (Class B Stock)	133,894	2,312,263
Swedish Match AB	57,147	2,096,824
Telefonaktiebolaget LM Ericsson (Class B Stock)	195,800	1,413,732
Telia Co. AB	446,166	1,998,415
Tethys Oil AB*	54,774	386,574

		21,841,791

Switzerland — 0.7%
ABB Ltd.*	169,841	3,827,872
Adecco Group AG	17,296	974,901
Baloise Holding AG	6,412	776,377
Bucher Industries AG	1,490	373,108
Credit Suisse Group AG*	112,678	1,480,886
Kuehne + Nagel International AG	9,098	1,322,178
Lonza Group AG*	17,849	3,416,280
Nestle SA	179,555	14,178,395
Novartis AG	81,912	6,464,522
Roche Holding AG	61,752	15,345,286
Swiss Re AG	32,287	2,916,111
UBS Group AG	213,775	2,920,265
Wizz Air Holdings PLC*	6,289	133,565

		54,129,746

Taiwan — 0.4%
104 Corp.	14,000	61,939
Ardentec Corp.	223,210	170,897
Chimei Materials Technology Corp.	179,000	78,295
Chunghwa Telecom Co. Ltd.	823,000	2,902,508
Cleanaway Co. Ltd.	99,000	547,514
Cyberlink Corp.	29,680	64,105
Draytek Corp.	51,000	45,574
DYNACOLOR, Inc.	41,000	54,984
E Ink Holdings, Inc.	260,000	200,899
Elite Advanced Laser Corp.	33,600	121,309
Elite Material Co. Ltd.	80,000	219,138
Everlight Electronics Co. Ltd.	196,000	315,115
Far EasTone Telecommunications Co. Ltd.	794,000	1,877,359
FLEXium Interconnect, Inc.	70,344	210,944
Greatek Electronics, Inc.	315,000	401,885
Holtek Semiconductor, Inc.	67,000	107,551
Inventec Corp.	457,000	375,162
KD Holding Corp.	9,000	51,039
Kinsus Interconnect Technology Corp.	310,000	725,668
LCY Chemical Corp.	238,000	292,977
Lite-On Technology Corp.	589,166	851,774
Lumax International Corp. Ltd.	97,000	149,003
New Era Electronics Co. Ltd.	56,000	42,618
Novatek Microelectronics Corp.	367,000	1,300,368
Phison Electronics Corp.	131,000	1,000,466
Quanta Computer, Inc.	169,000	354,172
Simplo Technology Co. Ltd.	122,000	402,944

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Sirtec International Co. Ltd.	49,000	$60,509
Sonix Technology Co. Ltd.	160,000	172,596
Taiwan Mobile Co. Ltd.	373,000	1,341,126
Taiwan Secom Co. Ltd.	65,000	188,898
Taiwan Semiconductor Manufacturing Co. Ltd.	1,402,000	8,241,157
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	235,685	7,209,604
Transcend Information, Inc.	133,000	388,894
Tripod Technology Corp.	87,000	194,149
United Integrated Services Co. Ltd.	85,000	129,647
Vanguard International Semiconductor Corp.	315,000	591,807

		31,444,594

Thailand — 0.2%
Advanced Info Service PCL, NVDR	553,500	2,564,971
BEC World PCL, NVDR	269,800	171,735
Kasikornbank PCL, NVDR	908,600	4,933,460
Pruksa Real Estate PCL, NVDR	478,100	332,588
PTT Exploration & Production PCL, NVDR	984,600	2,316,175
PTT PCL, NVDR	246,700	2,427,739
Siam Cement PCL (The), NVDR	189,700	2,832,608

		15,579,276

Turkey
Adana Cimento Sanayii TAS (Class C Stock)	186,638	44,757
Akcansa Cimento A/S	30,406	129,188
Eregli Demir ve Celik Fabrikalari TAS	569,964	784,380
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	64,388	35,181
Koza Altin Isletmeleri A/S*(a)	98,287	554,441
Koza Anadolu Metal Madencilik Isletmeleri A/S*	294,931	170,122
Soda Sanayii A/S	241,683	331,856
TAV Havalimanlari Holding A/S	68,236	281,264

		2,331,189

United Kingdom — 1.7%
Admiral Group PLC	32,047	850,557
Ashmore Group PLC	346,606	1,586,343
AstraZeneca PLC	25,595	1,657,315
Barclays PLC	912,965	1,979,317
Beazley PLC	105,463	528,258
BP PLC	501,068	2,920,578
Burberry Group PLC	81,593	1,455,960
Cairn Energy PLC*	113,327	276,057
Capita PLC	244,486	2,117,898
Chesnara PLC	65,574	281,146
Close Brothers Group PLC	59,970	1,063,636
Computacenter PLC	3,959	36,391
Dart Group PLC	96,858	526,305
Debenhams PLC	113,570	82,036
Diageo PLC	140,113	4,013,315
Dunelm Group PLC	16,413	181,116
Gem Diamonds Ltd.	33,876	54,208
GKN PLC	205,098	851,052
GlaxoSmithKline PLC	341,386	7,270,985
Go-Ahead Group PLC	14,715	387,665
Halfords Group PLC	133,060	603,135
Hansteen Holdings PLC, REIT	127,044	191,185

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Highland Gold Mining Ltd.	226,955	$461,745
HSBC Holdings PLC, (QMTF)	487,615	3,665,269
HSBC Holdings PLC, (XHKG)	420,000	3,142,747
IMI PLC	300,590	4,183,335
Imperial Brands PLC	151,130	7,778,714
Indivior PLC	587,641	2,336,941
Ithaca Energy, Inc.*	227,009	200,592
ITV PLC	745,187	1,807,608
John Wood Group PLC	159,922	1,574,168
Johnson Matthey PLC	48,458	2,066,929
Legal & General Group PLC	854,802	2,422,516
Lloyds Banking Group PLC	7,093,152	5,011,396
Lonmin PLC*	269,507	696,752
Marks & Spencer Group PLC	249,901	1,072,100
Meggitt PLC	269,339	1,572,044
Mitie Group PLC	211,311	525,715
Next PLC	25,391	1,571,670
Noble Corp. PLC	41,500	263,110
Novae Group PLC	5,534	54,965
Ophir Energy PLC*	263,733	265,051
PayPoint PLC	19,721	263,423
Persimmon PLC	19,837	466,417
Playtech PLC	37,200	439,025
Prudential PLC	173,244	3,071,020
QinetiQ Group PLC	72,130	220,988
Reckitt Benckiser Group PLC	124,828	11,751,856
Restaurant Group PLC (The)	168,183	837,860
Rio Tinto Ltd.	175,537	6,982,959
Rio Tinto PLC	77,020	2,559,840
Royal Bank of Scotland Group PLC*	777,551	1,800,075
Royal Mail PLC	210,446	1,335,404
RPS Group PLC	48,745	109,535
Senior PLC	74,017	219,709
Sky PLC	121,212	1,404,853
Smiths Group PLC	42,977	815,802
Soco International PLC	124,723	219,911
Spectris PLC	68,530	1,744,986
St. James’s Place PLC	22,273	273,401
Standard Chartered PLC*	28,836	234,659
Subsea 7 SA*	147,189	1,588,298
Unilever NV, CVA	133,440	6,148,045
Vodafone Group PLC	1,880,020	5,391,728
WH Smith PLC	39,333	784,663
Whitbread PLC	31,373	1,592,244
William Hill PLC	360,603	1,422,572
Worldpay Group PLC	479,289	1,837,695

		123,104,793

United States — 10.9%
AbbVie, Inc.	45,800	2,888,606
AECOM*	52,567	1,562,817
Aetna, Inc.	32,816	3,788,607
Aflac, Inc.	37,300	2,680,751
Alacer Gold Corp.*	61,400	153,506
Alaska Air Group, Inc.	13,400	882,524
Albemarle Corp.	19,946	1,705,184
Alcoa, Inc.	301,218	3,054,350
Ally Financial, Inc.	47,700	928,719
Alphabet, Inc. (Class A Stock)*	24,064	19,348,899
Altria Group, Inc.	34,400	2,175,112
Amazon.com, Inc.*	19,730	16,520,126

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
American Eagle Outfitters, Inc.(a)	37,700	$673,322
American Equity Investment Life Holding Co.	52,100	923,733
American Express Co.	33,600	2,151,744
American Financial Group, Inc.	20,900	1,567,500
Amgen, Inc.	76,713	12,796,496
Anthem, Inc.	15,200	1,904,712
Apple, Inc.	177,874	20,108,656
Argonaut Gold, Inc.*	65,700	172,770
Artisan Partners Asset Management, Inc. (Class A Stock)	9,500	258,400
AT&T, Inc.	100,910	4,097,955
Atwood Oceanics, Inc.(a)	78,400	681,296
Axis Capital Holdings Ltd.	28,600	1,553,838
Ball Corp.(a)	60,374	4,947,649
Bank of America Corp.	284,800	4,457,120
BB&T Corp.	81,000	3,055,320
Bed Bath & Beyond, Inc.	26,700	1,151,037
Bemis Co., Inc.	16,500	841,665
Best Buy Co., Inc.	35,400	1,351,572
Biogen, Inc.*	11,991	3,753,543
BlackRock, Inc.	12,428	4,504,653
Brinker International, Inc.(a)	36,200	1,825,566
Bristol-Myers Squibb Co.	33,066	1,782,919
Buckle, Inc. (The)(a)	43,900	1,054,917
C&F Financial Corp.	547	23,565
CA, Inc.	70,700	2,338,756
Campbell Soup Co.	53,100	2,904,570
Capital One Financial Corp.	27,700	1,989,691
Cardinal Health, Inc.	15,100	1,173,270
Caterpillar, Inc.(a)	60,540	5,374,136
Cato Corp. (The) (Class A Stock)	9,600	315,744
CH Robinson Worldwide, Inc.	38,500	2,712,710
Chesapeake Lodging Trust, REIT	11,500	263,350
Chevron Corp.	46,896	4,826,536
Chico’s FAS, Inc.	52,500	624,750
Chubb Ltd.	43,120	5,418,028
Cimarex Energy Co.	59,419	7,984,131
Cisco Systems, Inc.	209,000	6,629,480
Citigroup, Inc.	411,251	19,423,385
Civeo Corp.*	164,400	187,416
CNA Financial Corp.	5,700	196,137
Coach, Inc.	18,984	694,055
Coca-Cola Co. (The)	150,900	6,386,088
Cognizant Technology Solutions Corp. (Class A Stock)*	44,896	2,141,988
Colgate-Palmolive Co.	111,208	8,244,961
Comcast Corp. (Class A Stock)	240,113	15,929,096
Contango Oil & Gas Co.*	21,415	218,861
Cooper Tire & Rubber Co.	12,400	471,448
Costco Wholesale Corp.	39,698	6,054,342
Coty, Inc. (Class A Stock)*	80,017	1,880,399
Crane Co.	7,400	466,274
CSG Systems International, Inc.	26,800	1,107,644
Cummins, Inc.	35,300	4,523,695
Danaher Corp.	78,975	6,190,850
Darden Restaurants, Inc.	53,300	3,268,356
Deluxe Corp.	37,100	2,479,022
Denbury Resources, Inc.*(a)	41,200	133,076
Dillard’s, Inc. (Class A Stock)(a)	7,000	441,070
Discover Financial Services	133,254	7,535,514

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Dover Corp.	7,451	$548,692
Dow Chemical Co. (The)(a)	180,545	9,357,647
Eastman Chemical Co.	12,600	852,768
Eaton Corp. PLC	61,400	4,034,594
eBay, Inc.*	98,500	3,240,650
Electronic Arts, Inc.*	49,906	4,261,972
Eli Lilly & Co.	33,934	2,723,543
Emerson Electric Co.	91,800	5,004,018
Energizer Holdings, Inc.	10,900	544,564
EnerSys	23,300	1,612,127
Ennis, Inc.	7,400	124,690
Ensco PLC (Class A Stock)	36,100	306,850
Estee Lauder Cos., Inc. (The) (Class A Stock)	72,436	6,414,932
Everest Re Group Ltd.	9,600	1,823,712
Express Scripts Holding Co.*	87,200	6,150,216
Exterran Corp.*	9,999	156,784
Extra Space Storage, Inc., REIT	27,185	2,158,761
Exxon Mobil Corp.	175,438	15,312,229
Facebook, Inc. (Class A Stock)*	61,760	7,921,955
FBL Financial Group, Inc. (Class A Stock)	3,404	217,754
Federated National Holding Co.	20,800	388,752
FedEx Corp.	19,519	3,409,579
Fifth Third Bancorp(a)	219,959	4,500,361
First American Financial Corp.	11,600	455,648
Flowers Foods, Inc.(a)	111,900	1,691,928
Fortive Corp.	58,993	3,002,744
Fossil Group, Inc.*(a)	15,400	427,658
GameStop Corp. (Class A Stock)(a)	31,600	871,844
Gannett Co., Inc.	74,500	867,180
Gap, Inc. (The)(a)	51,500	1,145,360
Garmin Ltd.(a)	44,200	2,126,462
Genuine Parts Co.	13,200	1,325,940
Gilead Sciences, Inc.	51,400	4,066,768
GNC Holdings, Inc. (Class A Stock)	22,300	455,366
Goldman Sachs Group, Inc. (The)	17,680	2,851,254
Greif, Inc. (Class A Stock)	10,800	535,572
Halliburton Co.	62,766	2,816,938
HCA Holdings, Inc.*	26,581	2,010,321
HCI Group, Inc.	15,400	467,544
Hess Corp.(a)	151,069	8,100,320
Hewlett Packard Enterprise Co.	463,014	10,533,569
Hibbett Sports, Inc.*(a)	14,300	570,570
Hillenbrand, Inc.	52,900	1,673,756
HollyFrontier Corp.	15,300	374,850
Home Depot, Inc. (The)	72,528	9,332,903
Horace Mann Educators Corp.	25,718	942,565
HP, Inc.	160,800	2,497,224
Huntington Ingalls Industries, Inc.	18,000	2,761,560
Ingersoll-Rand PLC	56,899	3,865,718
Intel Corp.	358,397	13,529,487
International Business Machines Corp.(a)	42,500	6,751,125
International Paper Co.	142,956	6,859,029
j2 Global, Inc.	24,000	1,598,640
John Wiley & Sons, Inc. (Class A Stock)	37,576	1,939,297
Johnson & Johnson	128,577	15,188,801
JPMorgan Chase & Co.	242,193	16,127,632
KeyCorp.	114,300	1,391,031
Kohl’s Corp.(a)	17,600	770,000
L-3 Communications Holdings, Inc.	5,500	829,015
Lazard Ltd. (Class A Stock)	47,300	1,719,828

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Lear Corp.	7,200	$872,784
Lincoln National Corp.	43,000	2,020,140
LyondellBasell Industries NV (Class A Stock)	62,463	5,038,266
Magellan Midstream Partners LP, MLP	17,300	1,223,802
Marathon Oil Corp.(a)	271,600	4,293,996
Marathon Petroleum Corp.	50,400	2,045,736
Mattel, Inc.(a)	54,700	1,656,316
Maxim Integrated Products, Inc.	45,300	1,808,829
McKesson Corp.	27,700	4,618,975
Medallion Financial Corp.(a)	5,700	24,054
Medtronic PLC	70,852	6,121,613
Merck & Co., Inc.	100,200	6,253,482
Meredith Corp.(a)	26,800	1,393,332
MetLife, Inc.	61,339	2,725,292
MGIC Investment Corp.*	242,246	1,937,968
Michael Kors Holdings Ltd.*(a)	15,500	725,245
Microsoft Corp.	99,300	5,719,680
Mohawk Industries, Inc.*	18,792	3,764,789
Molina Healthcare, Inc.*(a)	18,400	1,073,088
Mondelez International, Inc. (Class A Stock)	90,284	3,963,468
Monster Beverage Corp.*	12,816	1,881,517
Moog, Inc. (Class A Stock)*	1,321	78,652
Morgan Stanley	89,100	2,856,546
Mosaic Co. (The)(a)	36,000	880,560
Movado Group, Inc.	10,100	216,948
MSC Industrial Direct Co., Inc. (Class A Stock)	11,700	858,897
Nasdaq, Inc.	67,516	4,560,031
National Western Life Group, Inc. (Class A Stock)	3,000	616,110
NetApp, Inc.	56,900	2,038,158
NeuStar, Inc. (Class A Stock)*(a)	28,100	747,179
Newell Brands, Inc.	77,733	4,093,420
NextEra Energy, Inc.	43,422	5,311,379
Nordstrom, Inc.(a)	19,800	1,027,224
Nu Skin Enterprises, Inc. (Class A Stock)	12,400	803,272
Oasis Petroleum, Inc.*	28,200	323,454
Occidental Petroleum Corp.	155,267	11,322,070
Oceaneering International, Inc.(a)	78,900	2,170,539
Omnicom Group, Inc.(a)	44,100	3,748,500
Oracle Corp.	171,300	6,728,664
O’Reilly Automotive, Inc.*	20,732	5,807,240
Packaging Corp. of America	23,700	1,925,862
Parker-Hannifin Corp.	18,581	2,332,473
PepsiCo, Inc.	41,800	4,546,586
PetMed Express, Inc.(a)	19,400	393,432
Pfizer, Inc.	358,486	12,141,921
Philip Morris International, Inc.	21,800	2,119,396
Pinnacle West Capital Corp.	48,161	3,659,754
Pitney Bowes, Inc.	52,200	947,952
PNC Financial Services Group, Inc. (The)	41,100	3,702,699
Polaris Industries, Inc.(a)	25,100	1,943,744
Principal Financial Group, Inc.	44,600	2,297,346
Procter & Gamble Co. (The)	66,100	5,932,475
QUALCOMM, Inc.	99,500	6,815,750
Quest Diagnostics, Inc.	79,824	6,755,505
Ralph Lauren Corp.(a)	12,500	1,264,250
Rayonier Advanced Materials, Inc.(a)	19,600	262,052
Raytheon Co.	38,694	5,267,414
Reliance Steel & Aluminum Co.	17,000	1,224,510

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Renewable Energy Group, Inc.*(a)	25,300	$214,291
REX American Resources Corp.*	7,900	669,604
Robert Half International, Inc.	26,800	1,014,648
Rowan Cos. PLC (Class A Stock)*(a)	25,200	382,032
RPX Corp.*	21,000	224,490
salesforce.com, Inc.*	53,270	3,799,749
SBA Communications Corp. (Class A Stock)*	36,891	4,137,695
Schlumberger Ltd.	75,572	5,942,982
Schweitzer-Mauduit International, Inc.	27,100	1,044,976
Scripps Networks Interactive, Inc. (Class A Stock)(a)	47,600	3,022,124
Shire PLC	76,075	4,919,225
Sonoco Products Co.	49,500	2,615,085
Spok Holdings, Inc.	1,009	17,980
Staples, Inc.	70,200	600,210
Starbucks Corp.	86,291	4,671,795
STORE Capital Corp., REIT	141,824	4,179,553
Strayer Education, Inc.*	4,700	219,396
Synaptics, Inc.*	17,200	1,007,576
Syntel, Inc.*	31,600	1,324,356
T. Rowe Price Group, Inc.	43,700	2,906,050
Taro Pharmaceutical Industries Ltd.*(a)	21,500	2,375,965
Teradata Corp.*(a)	57,300	1,776,300
Terra Nitrogen Co. LP, MLP	2,800	314,524
Tesoro Corp.	15,900	1,265,004
Texas Instruments, Inc.	98,793	6,933,293
Thermo Fisher Scientific, Inc.	65,188	10,368,803
Tilly’s, Inc. (Class A Stock)*	11,300	106,107
Timken Co. (The)	22,100	776,594
TJX Cos., Inc. (The)	60,038	4,489,642
Torchmark Corp.	19,700	1,258,633
Transocean Ltd.*(a)	33,600	358,176
Transocean Partners LLC, MLP	9,424	116,198
Tupperware Brands Corp.(a)	33,887	2,215,193
United Insurance Holdings Corp.	10,700	181,686
United Technologies Corp.(a)	48,508	4,928,413
United Therapeutics Corp.*	17,200	2,030,976
UnitedHealth Group, Inc.	75,863	10,620,820
Universal Corp.(a)	19,500	1,135,290
Universal Insurance Holdings, Inc.(a)	49,700	1,252,440
USANA Health Sciences, Inc.*	7,600	1,051,460
Valero Energy Corp.	50,000	2,650,000
Validus Holdings Ltd.	16,600	827,012
Viacom, Inc. (Class B Stock)	71,900	2,739,390
Visa, Inc. (Class A Stock)(a)	120,872	9,996,114
Vishay Intertechnology, Inc.(a)	38,000	535,420
Voya Financial, Inc.	40,000	1,152,800
Waddell & Reed Financial, Inc. (Class A Stock)	39,100	710,056
Walgreens Boots Alliance, Inc.	70,136	5,654,364
Wal-Mart Stores, Inc.	90,900	6,555,708
Walt Disney Co. (The)	47,171	4,380,299
WellCare Health Plans, Inc.*	4,300	503,487
Wells Fargo & Co.	230,992	10,228,326
Western Digital Corp.(a)	16,000	935,520
Western Refining, Inc.(a)	14,900	394,254
Western Union Co. (The)(a)	131,752	2,743,077
Westlake Chemical Corp.	9,600	513,600

		Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Williams-Sonoma, Inc.(a)		21,000	$1,072,680

			800,346,352

TOTAL COMMON STOCKS (cost $1,603,432,783)			1,643,922,827

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Banco BTG Pactual SA (PRFC C)		33,167	37,762
Banco do Estado do Rio Grande do Sul SA (PRFC B)		132,000	426,180
Cia Energetica de Sao Paulo (PRFC B)		76,900	350,905
Itausa - Investimentos Itau SA (PRFC), 0.002%		1,057,164	2,724,055
Vale SA (PRFC),		98,000	466,172
Vale SA (PRFC), ADR,		87,900	414,009

			4,419,083

Germany
KSB AG (PRFC),		248	103,167
Porsche Automobil Holding SE (PRFC),		10,941	559,666
STO SE & Co. KGaA (PRFC),		920	114,695

			777,528

United States
Morgan Stanley, Series I, 6.375%(c)		43,800	1,220,706
Morgan Stanley, Series F, 6.875%(a)(c)		10,650	313,429
State Street Corp., Series G, 5.350%(c)		2,275	60,993

			1,595,128

TOTAL PREFERRED STOCKS (cost $7,701,017)			6,791,739

		Shares
UNAFFILIATED FUNDS — 5.3%
Goldman Sachs Small Cap Value Fund (Institutional Shares)		1,137,769	63,692,313
HICL Infrastructure Co. Ltd.		421,842	927,457
T. Rowe Price Value Fund (Retail Shares)		9,903,508	329,093,582

TOTAL UNAFFILIATED FUNDS (cost $335,993,048)			393,713,352

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.5%
Non-Residential Mortgage-Backed Securities
American Express Issuance Trust II,
Series 2013-2, Class A
0.954%(c)	08/15/19	1,619	1,624,751
AmeriCredit Automobile Receivables Trust,
Series 2013-1, Class C
1.570%	01/08/19	432	432,743
Series 2013-5, Class C
2.290%	11/08/19	4,095	4,119,444
Series 2014-1, Class C
2.150%	03/09/20	3,000	3,024,757
Series 2014-2, Class C
2.180%	06/08/20	2,400	2,422,867
Series 2016-2, Class C
2.870%	11/08/21	10,615	10,892,139

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
ARL Second LLC,
Series 2014-1A, Class A2, 144A
3.970%	06/15/44	4,220	$4,166,602
Barclays Dryrock Issuance Trust,
Series 2014-1, Class A
0.884%(c)	12/16/19	1,280	1,280,943
Series 2014-2, Class A
0.864%(c)	03/16/20	3,880	3,884,178
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A2
1.064%(c)	03/15/23	5,920	5,892,052
Capital One Multi-Asset Execution Trust,
Series 2016-A1, Class A1
0.974%(c)	02/15/22	10,900	10,966,725
CarFinance Capital Auto Trust,
Series 2015-1A, Class A, 144A
1.750%	06/15/21	869	870,400
Castle Aircraft Securitization Trust,
Series 2015-1A, Class A, 144A
4.703%	12/15/40	5,323	5,270,179
Chase Issuance Trust,
Series 2012-A2, Class A2
0.794%(c)	05/15/19	2,430	2,432,273
Series 2013-A9, Class A
0.944%(c)	11/16/20	4,500	4,518,591
Series 2016-A1, Class A
0.934%(c)	05/17/21	9,400	9,440,299
Chrysler Capital Auto Receivables Trust,
Series 2014-AA, Class D, 144A
2.640%	07/15/21	4,780	4,746,296
CIT Equipment Collateral,
Series 2014-VT1, Class A3, 144A
1.500%	10/21/19	5,217	5,214,024
Citi Held For Asset Issuance,
Series 2015-PM1, Class A, 144A
1.850%	12/15/21	411	410,366
CLI Funding V LLC,
Series 2013-1A, Class NOTE, 144A
2.830%	03/18/28	7,452	7,232,929
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	2,881	2,806,485
Series 2014-1A, Class A, 144A
3.290%	06/18/29	1,869	1,820,831
Series 2014-2A, Class A, 144A
3.380%	10/18/29	4,433	4,300,436
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A, 144A
2.820%	03/15/21	238	237,967
CPS Auto Receivables Trust,
Series 2014-C, Class A, 144A
1.310%	02/15/19	984	983,116
Cronos Containers Program I Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	833	808,347
Series 2014-2A, Class A, 144A
3.270%	11/18/29	3,018	2,934,622
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	10,900	11,082,099

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
ECAF I Ltd. (Ireland),
Series 2015-1A, Class A1, 144A
3.473%	06/15/40	11,264	$11,219,141
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	5,795	5,710,689
Flagship Credit Auto Trust,
Series 2014-1, Class B, 144A
2.550%	02/18/20	960	968,272
Series 2015-2, Class A, 144A
1.980%	10/15/20	3,619	3,632,895
Series 2016-1, Class A, 144A
2.770%	12/15/20	2,903	2,931,847
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	4,763	4,608,993
Series 2014-1A, Class A1, 144A
3.190%	07/17/29	3,525	3,420,565
Longtrain Leasing III LLC,
Series 2015-1A, Class A2, 144A
4.060%	01/15/45	8,525	8,008,994
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	3,072	3,074,327
Series 2014-2A, Class A, 144A
2.470%	09/18/24	2,167	2,172,159
Series 2015-1A, Class A, 144A
3.190%	03/18/26	14,265	14,410,308
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,800	5,820,560
Series 2016-1A, Class A, 144A
3.660%	02/20/29	7,650	7,844,649
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,960	2,017,344
Series 2016-3A, Class A, 144A
3.830%	06/18/31	1,435	1,481,383
Prestige Auto Receivables Trust,
Series 2014-1A, Class B, 144A
1.910%	04/15/20	1,830	1,833,086
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1,014	1,016,429
Series 2013-4, Class C
3.250%	01/15/20	4,642	4,682,126
Series 2013-5, Class C
2.250%	06/17/19	5,002	5,023,112
Series 2014-1, Class C
2.360%	04/15/20	4,935	4,971,863
Series 2014-2, Class C
2.330%	11/15/19	3,010	3,031,209
Series 2014-3, Class C
2.130%	08/17/20	4,385	4,408,177
SoFi Professional Loan Program LLC,
Series 2015-B, Class A1, 144A
1.574%(c)	04/25/35	658	660,653
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	1,794	1,800,216
Series 2014-AA, Class B, 144A

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
4.610%	10/25/27	8,355	$8,349,949
Springcastle America Funding LLC,
Series 2016-AA, Class A, 144A^
3.050%	04/25/29	8,785	8,852,557
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	15,271	15,461,776
Synchrony Credit Card Master Note Trust,
Series 2012-6, Class A
1.360%	08/17/20	10,890	10,911,576
TAL Advantage V LLC,
Series 2014-1A, Class A, 144A
3.510%	02/22/39	3,158	3,106,083
Series 2014-1A, Class B, 144A
4.100%	02/22/39	5,066	4,866,264
Series 2014-2A, Class A2, 144A
3.330%	05/20/39	8,238	8,070,318
Textainer Marine Containers III Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.900%	09/20/38	3,157	3,140,432
Series 2014-1A, Class A, 144A
3.270%	10/20/39	3,860	3,756,189
Trinity Rail Leasing LLC,
Series 2013-1A, Class A, 144A
3.898%	07/15/43	1,445	1,433,486
Trip Rail Master Funding LLC,
Series 2011-1A, Class A2, 144A
6.024%	07/15/41	8,345	8,995,716
United Auto Credit Securitization Trust,
Series 2015-1, Class C, 144A
2.250%	06/17/19	6,812	6,820,831
VB-S1 Issuer LLC,
Series 2016-1A, Class C, 144A
3.065%	06/15/46	6,480	6,616,017
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	10,719	10,766,042
Westlake Automobile Receivables Trust,
Series 2014-1A, Class C, 144A
1.700%	11/15/19	653	653,720
World Financial Network Credit Card Master Trust,
Series 2015-C, Class A
1.260%	03/15/21	10,790	10,793,942

TOTAL ASSET-BACKED SECURITIES (cost $332,884,739)			331,160,356

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BAMLL Commercial Mortgage Securities Trust,
Series 2014-ICTS, Class A, 144A
1.324%(c)	06/15/28	2,215	2,211,190
Commercial Mortgage Trust,
Series 2014-SAVA, Class A, 144A
1.658%(c)	06/15/34	1,747	1,748,588
Series 2014-TWC, Class A, 144A
1.377%(c)	02/13/32	2,165	2,160,084

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces,
Series 2014-M8, Class FA
0.758%(c)	05/25/18		1,449	$1,446,197
FREMF Mortgage Trust,
Series 2013-KF02, Class B, 144A
3.522%(c)	12/25/45		1,383	1,381,156
Government National Mortgage Assoc.,
Series 2011-147, Class IO, IO
0.836%(c)	10/16/44		8,934	286,822
Series 2012-70, Class IO, IO
0.588%(c)	08/16/52		11,183	360,581
Series 2012-78, Class IO, IO
0.667%(c)	06/16/52		22,966	896,032
Series 2012-107, Class IO, IO
0.567%(c)	12/16/53		27,986	1,212,559
Series 2012-123, Class IO, IO
0.846%(c)	12/16/51		16,087	939,896
Series 2012-147, Class AK
2.587%(c)	04/16/54		1,484	1,536,389
Series 2012-152, Class IO, IO
0.730%(c)	01/16/54		13,027	709,825
Series 2014-45, Class BI, IO
0.803%(c)	07/16/54		14,853	774,617
Series 2014-47, Class IA, IO
0.930%(c)	02/16/48		10,512	515,390
Series 2014-75, Class IO, IO
0.808%(c)	08/16/54		60,670	2,975,341
Series 2014-155, Class IB, IO
1.324%(c)	08/16/55		15,538	1,241,698
GP Portfolio Trust,
Series 2014-GPP, Class A, 144A
1.474%(c)	02/15/27		2,912	2,906,892
Hilton USA Trust,
Series 2013-HLF, Class AFL, 144A
1.523%(c)	11/05/30		1,682	1,681,955
LSTAR Commercial Mortgage Trust,
Series 2014-2, Class B, 144A
4.205%(c)	01/20/41		1,225	1,237,688
Motel 6 Trust,
Series 2015-MTL6, Class B, 144A
3.298%	02/05/30		1,360	1,363,183
SCG Trust,
Series 2013-SRP1, Class A, 144A
1.924%(c)	11/15/26		1,300	1,290,158

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $30,154,513)				28,876,241

CORPORATE BONDS — 13.4%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.,
Jr. Sub. Notes, 144A
6.750%(c)	12/29/49	(a)	735	807,717
BHP Billiton Finance USA Ltd.,
Gtd. Notes, 144A
6.250%(c)	10/19/75	(a)	1,310	1,418,075

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21		3,085	$3,080,761
Sydney Airport Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, 144A
3.625%	04/28/26		3,445	3,576,044

				8,882,597

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21		3,090	3,188,559
3.300%	02/01/23		5,000	5,277,545

				8,466,104

Brazil
Marfrig Holding Europe BV,
Gtd. Notes, 144A
6.875%	06/24/19		2,370	2,411,475

Canada — 0.6%
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/17		5,050	5,065,503
Bank of Nova Scotia (The),
Covered Bonds, 144A
1.950%	01/30/17		5,475	5,492,903
Sr. Unsec’d. Notes
2.450%	03/22/21		1,000	1,024,215
Barrick Gold Corp.,
Sr. Unsec’d. Notes
4.100%	05/01/23		1,994	2,150,367
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		2,875	3,149,295
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	(a)	514	343,095
Enbridge, Inc.,
Sr. Unsec’d. Notes
3.500%	06/10/24		3,885	3,859,277
Gibson Energy, Inc.,
Gtd. Notes, 144A
6.750%	07/15/21		910	930,475
Petro-Canada,
Sr. Unsec’d. Notes
6.800%	05/15/38		1,330	1,746,382
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38		1,935	2,533,675
6.850%	06/01/39		1,445	1,960,416
Teck Resources Ltd.,
Gtd. Notes
6.250%	07/15/41		950	909,625
Gtd. Notes, 144A
8.500%	06/01/24	(a)	210	240,450
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17		12,580	12,605,751

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Transcanada Trust,
Gtd. Notes
5.875%(c)	08/15/76	2,045	$2,163,610
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	1,395	1,450,800

			45,625,839

Chile
VTR Finance BV,
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	1,450	1,514,525

China
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	1,220	1,234,348

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
1.421%(c)	09/06/19	6,825	6,818,857

France — 0.1%
BPCE SA,
Gtd. Notes, MTN
2.250%	01/27/20	1,000	1,015,243
Sub. Notes, MTN, 144A
4.875%	04/01/26	5,000	5,200,060
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%(c)	12/29/49	365	386,900
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,895	1,932,900
7.375%	05/01/26	400	408,876

			8,943,979

Germany — 0.4%
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
1.307%(c)	09/19/19	5,000	5,000,390
EMD Finance LLC,
Gtd. Notes, 144A
2.400%	03/19/20	13,020	13,241,158
2.950%	03/19/22	1,000	1,030,882
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.625%	11/20/18	4,995	5,057,268
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, PIK, 144A
4.750%	09/15/26	530	532,650
Norddeutsche Landesbank Girozentrale,
Sec’d Note, 144A
2.000%	02/05/19	1,800	1,819,661
Schaeffler Finance BV,
First Lien, RegS
4.250%	05/15/21	1,355	1,388,875
Sr. Sec’d. Notes, 144A
4.750%	05/15/21	300	310,650
Sr. Sec’d. Notes, MTN, 144A

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
4.250%	05/15/21		225	$230,625
Schaeffler Holding Finance BV,
Sr. Sec’d. Notes, PIK, 144A
6.750%	11/15/22	(a)	425	485,846
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		940	975,250

				30,073,255

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24		680	724,200
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		450	452,250
Fly Leasing Ltd.,
Sr. Unsec’d. Notes
6.375%	10/15/21		3,085	3,131,275
6.750%	12/15/20		816	840,480
James Hardie International Finance Ltd.,
Gtd. Notes, 144A
5.875%	02/15/23		1,185	1,256,100

				6,404,305

Italy
Enel SpA,
Jr. Sub. Notes, 144A
8.750%(c)	09/24/73		900	1,051,875
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		1,710	1,748,253
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21		775	809,875

				3,610,003

Luxembourg — 0.1%
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22		1,000	1,067,500
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25	(a)	365	397,850
8.000%	10/15/39		988	1,067,040
ARD Finance SA,
Sr. Sec’d. Notes, PIK, 144A
7.125%	09/15/23		310	308,450
INEOS Group Holdings SA,
Sec’d. Notes, 144A
5.875%	02/15/19	(a)	1,300	1,326,000
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/25		293	296,692

				4,463,532

Mexico — 0.1%
Fermaca Enterprises S de RL de CV,
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,818	1,863,235

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mexico (cont’d.)
Mexico Generadora de Energia S de RL,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	2,145	$2,161,452
Petroleos Mexicanos,
Gtd. Notes, MTN
4.500%	01/23/26	975	945,555

			4,970,242

Netherlands — 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
Gtd. Notes
4.500%	05/15/21	5,980	6,256,575
Constellium NV,
Gtd. Notes, 144A
8.000%	01/15/23	600	604,500
Cooperatieve Rabobank UA,
Gtd. Notes
3.950%	11/09/22	3,975	4,166,901
Gtd. Notes, MTN
3.875%	02/08/22	750	820,783
GTH Finance BV,
Gtd. Notes, 144A
7.250%	04/26/23	750	813,103
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21	2,170	2,240,757
Koninklijke KPN NV,
Jr. Sub. Notes, 144A
7.000%(c)	03/28/2073	1,180	1,296,525
Shell International Finance BV,
Gtd. Notes
1.195%(c)	09/12/19	16,005	15,995,989
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	1,000	998,750

			33,193,883

New Zealand
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
7.000%	07/15/24	849	910,553
Sr. Sec’d. Notes
5.750%	10/15/20	554	571,313

			1,481,866

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	1,680	1,709,400

Switzerland — 0.3%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, 144A
3.450%	04/16/21	4,590	4,683,429
Glencore Funding LLC,
Gtd. Notes, 144A
1.739%(c)	04/16/18	3,100	3,065,125
UBS AG,
Sr. Unsec’d. Notes, GMTN
1.557%(c)	03/26/18	3,020	3,028,519

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
Sr. Unsec’d. Notes, MTN
1.375%	06/01/17		3,065	$3,065,886
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
3.000%	04/15/21		5,000	5,135,330

				18,978,289

United Kingdom — 0.9%
Barclays Bank PLC,
Sub. Notes
5.140%	10/14/20		1,045	1,131,554
Sub. Notes, 144A
10.179%	06/12/21		6,700	8,562,553
Barclays PLC,
Sr. Unsec’d. Notes
3.650%	03/16/25		4,310	4,252,306
Sub. Notes
5.200%	05/12/26		1,280	1,318,333
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	600	617,250
HSBC Holdings PLC,
Jr. Sub. Notes
6.875%(c)	12/29/49		535	556,400
Sr. Unsec’d. Notes
2.358%(c)	01/05/22		5,495	5,519,618
3.600%	05/25/23		885	914,024
4.000%	03/30/22		5,995	6,387,307
Sub. Notes
4.250%	08/18/25		2,310	2,371,494
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23		500	523,750
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18		2,500	2,535,618
3.500%	03/22/22		8,175	8,821,021
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.875%	09/12/23		9,195	9,047,816
Sub. Notes
5.125%	05/28/24		900	900,954
6.000%	12/19/23		395	411,676
6.100%	06/10/23		1,050	1,100,529
Santander UK PLC,
Sr. Unsec’d. Notes, GMTN
1.675%(c)	08/24/18		2,500	2,501,253
Standard Chartered PLC,
Sr. Unsec’d. Notes, MTN, 144A
1.700%	04/17/18		5,125	5,110,753
Sub. Notes
5.700%	01/25/22		1,000	1,093,795
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25		1,530	1,549,125

				65,227,129

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States — 10.0%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21		2,000	$2,217,668
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/06/22		515	536,161
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		840	852,600
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22		7,788	8,176,138
4.750%	03/15/45		1,000	1,093,424
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		1,040	1,041,300
AES Corp.,
Sr. Unsec’d. Notes
3.842%(c)	06/01/19	(a)	519	520,297
4.875%	05/15/23		815	827,225
5.500%	03/15/24		245	254,952
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		3,095	3,160,425
3.200%	06/15/26		2,115	2,150,373
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20		1,070	1,099,496
4.000%	10/15/46		1,240	1,252,316
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		998	646,205
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23		320	335,200
5.500%	02/15/22		1,220	1,314,550
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25		1,245	1,241,887
6.625%	06/15/24		1,255	1,305,200
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	(a)	1,335	1,301,625
Alliance One International, Inc.,
Sec’d. Notes
9.875%	07/15/21	(a)	764	648,445
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		2,396	2,725,450
Sr. Unsec’d. Notes
3.250%	09/29/17		1,315	1,324,863
4.125%	02/13/22		2,275	2,300,594
5.125%	09/30/24	(a)	335	355,100
Sub. Notes
5.750%	11/20/25		550	575,437
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		1,650	1,711,794

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
AMAG Pharmaceuticals, Inc.,
Gtd. Notes, 144A
7.875%	09/01/23		322	$307,510
American Express Co.,
Jr. Sub. Notes
4.900%(c)	12/29/49		580	572,025
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		5,997	6,292,046
4.375%	01/15/55		1,125	1,063,206
6.400%	12/15/20		3,330	3,905,441
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		7,825	8,026,721
3.375%	10/15/26		4,000	4,054,468
3.400%	02/15/19		3,485	3,621,065
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21		1,960	2,130,028
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	3,000	2,959,206
5.550%	03/15/26	(a)	2,175	2,457,835
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21		920	862,500
AT&T, Inc.,
Sr. Unsec’d. Notes
3.900%	03/11/24		4,485	4,801,206
4.500%	05/15/35		2,160	2,269,488
5.150%	03/15/42		6,000	6,510,288
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	12/29/49	(a)	1,260	1,226,925
6.500%(c)	10/29/49		420	454,913
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23		4,960	5,134,433
Sr. Unsec’d. Notes, MTN
1.716%(c)	04/01/19		4,960	4,989,775
5.625%	07/01/20		3,720	4,175,919
Sub. Notes, MTN
3.950%	04/21/25		6,390	6,614,941
4.000%	01/22/25		4,527	4,691,719
4.200%	08/26/24		1,695	1,794,910
Bank of New York Mellon Corp/The,
Jr. Sub. Notes
4.625%(c)	12/29/49		7,205	7,096,925
Becton Dickinson and Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44		1,000	1,140,482
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		1,160	1,235,754
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23		1,050	1,091,144
BlueLine Rental Finance Corp.,
Sec’d. Notes, 144A
7.000%	02/01/19		289	252,153

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18		1,845	$1,887,236
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		690	746,925
Gtd. Notes, 144A
6.375%	04/01/26		460	493,350
BWAY Holding Co.,
Sr. Unsec’d. Notes, 144A
9.125%	08/15/21		1,675	1,737,813
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20		1,295	1,338,706
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		2,620	2,652,750
6.000%	01/15/22		375	392,813
Sr. Unsec’d. Notes
5.750%	01/15/25		1,043	1,029,963
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		5,665	5,819,558
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		2,000	2,055,150
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
1.617%(c)	09/13/19		1,585	1,584,073
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22		2,280	2,382,600
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		905	944,594
5.750%	02/15/26		550	583,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	(a)	920	880,900
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		500	498,755
5.125%	12/15/21		300	300,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
6.384%	10/23/35		660	777,335
6.484%	10/23/45		3,000	3,627,966
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22	(a)	755	636,087
5.375%	06/15/21		817	710,790
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19	(a)	1,000	980,000
Sr. Sec’d. Notes
5.125%	08/01/21		640	635,200

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		1,590	$1,689,375
5.000%	08/01/23		500	529,375
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	(a)	670	662,127
5.950%(c)	12/29/49		965	982,534
Sr. Unsec’d. Notes
2.150%	07/30/18		2,935	2,961,019
2.700%	03/30/21		7,415	7,575,928
8.125%	07/15/39		2,645	4,158,289
Sub. Notes
3.875%	03/26/25		4,735	4,886,553
4.300%	11/20/26		7,375	7,734,819
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		1,075	1,146,219
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		195	201,825
5.500%	06/15/24		540	567,000
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	(a)	7,633	7,613,917
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26		1,289	1,299,380
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.125%	03/01/22		1,190	1,201,900
6.250%	04/01/23		1,460	1,478,250
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	2,093,088
3.700%	06/15/26		2,220	2,316,348
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		1,050	1,073,625
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20		5,000	5,180,270
5.125%	07/20/45		2,000	2,447,290
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
6.375%	11/15/22		945	1,000,814
Dana Holding Corp.,
Sr. Unsec’d. Notes
5.375%	09/15/21		740	769,600
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		1,385	1,412,700
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	5,650	5,609,608
5.000%	06/15/45	(a)	4,549	4,425,426
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		660	725,900

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		6,020	$6,450,171
Sr. Unsec’d. Notes, 144A
5.875%	06/15/21		660	701,232
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		2,385	2,527,861
5.250%	03/15/21		1,305	1,459,100
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		3,730	3,742,018
Discover Bank/Greenwood DE,
Sr. Unsec’d. Notes
3.450%	07/27/26		2,085	2,097,174
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,425	2,454,027
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		2,225	2,163,813
5.875%	11/15/24		475	469,063
Gtd. Notes, 144A
7.750%	07/01/26		675	717,187
Dominion Resources Inc/VA,
Sr. Unsec’d. Notes
1.600%	08/15/19		1,750	1,746,735
Double Eagle Acquisition Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/24		300	305,250
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44		645	683,403
Duke Energy Ohio, Inc.,
First Mortgage
3.700%	06/15/46		1,250	1,280,950
Dynegy, Inc.,
Gtd. Notes
7.375%	11/01/22		590	582,625
7.625%	11/01/24	(a)	1,700	1,669,400
Eastman Chemical Co.,
Sr. Unsec’d. Notes
4.650%	10/15/44		1,000	1,020,245
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		973	1,032,596
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/21		445	457,237
8.125%	09/15/23		275	292,875
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	(a)	1,300	1,348,750
7.500%	10/15/20		400	439,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		7,965	8,330,793
4.650%	06/01/21		60	63,733

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	705	$507,600
5.200%	03/15/25	402	294,002
5.750%	10/01/44	6,120	3,737,392
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,858	2,129,680
Envision Healthcare Corp.,
Gtd. Notes, 144A
5.125%	07/01/22	825	820,875
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	520	309,400
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	2,000	2,189,918
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	1,140	766,650
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	2,033	2,073,593
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23	360	316,800
Sr. Unsec’d. Notes
6.750%	01/15/22	682	606,980
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	2,730	2,730,000
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21	3,250	3,268,817
Fifth Third Bank,
Sr. Unsec’d. Notes
1.443%(c)	09/27/19	2,050	2,051,646
Sub. Notes
3.850%	03/15/26	1,890	2,014,256
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	865	914,737
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	940	954,100
5.375%	08/15/23	550	566,500
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21	1,198	1,236,493
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.605%(c)	01/09/18	4,095	4,105,450
3.336%	03/18/21	4,820	4,958,990
Fortive Corp.,
Gtd. Notes, 144A
3.150%	06/15/26	2,045	2,103,092
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	432	387,685

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Frontier Communications Corp.,
Sr. Unsec’d. Notes
10.500%	09/15/22	700	$742,000
11.000%	09/15/25	660	688,875
GCI, Inc.,
Sr. Unsec’d. Notes
6.875%	04/15/25	775	794,375
GE Capital International Funding Co.,
Gtd. Notes
3.373%	11/15/25	3,000	3,246,051
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20	1,805	1,839,228
3.200%	07/06/21	4,470	4,524,896
3.700%	11/24/20	6,430	6,691,264
4.200%	03/01/21	1,000	1,052,362
4.750%	08/15/17	600	616,228
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	1,275	1,364,706
Georgia Power Co.,
Sr. Unsec’d. Notes
1.950%	12/01/18	2,440	2,482,698
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	410	440,750
Golden Nugget Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	1,010	1,060,500
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	1,000	1,004,973
Sr. Unsec’d. Notes
1.481%(c)	05/22/17	4,650	4,658,068
2.600%	04/23/20	3,423	3,478,990
5.250%	07/27/21	3,000	3,386,883
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	2,000	2,214,676
Sr. Unsec’d. Notes, MTN
2.429%(c)	11/29/23	6,375	6,483,401
Sub. Notes
5.150%	05/22/45	785	856,053
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23	570	594,225
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	745	750,587
Halcon Resources Corp.,
Sec’d. Notes, 144A
12.000%	02/15/22	60	60,000
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26	440	449,900
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,300	2,374,750
Sr. Sec’d. Notes
4.750%	05/01/23	4,030	4,201,275

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.000%	03/15/24	600	$633,000
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	255	267,750
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	785	812,962
5.750%	09/15/25	2,712	2,827,260
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
4.400%	10/15/22	3,500	3,732,085
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	5,135	5,332,282
4.400%	04/01/21	1,000	1,113,980
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	3,560	3,864,647
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	1,360	1,564,352
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	1,135	1,140,675
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	1,250	989,063
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, PIK, 144A
7.125%	05/01/21	540	523,800
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,255	1,270,687
Ingredion, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/26	1,235	1,259,649
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	245	263,987
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	1,060	1,102,400
JC Penney Corp., Inc.,
Gtd. Notes
5.650%	06/01/20	415	415,988
6.375%	10/15/36	425	365,500
8.125%	10/01/19	79	86,110
Sr. Sec’d. Notes, 144A
5.875%	07/01/23	210	218,663
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22	1,035	879,750
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	570	577,837
6.125%(c)	12/29/49	750	793,357
Sr. Unsec’d. Notes
2.700%	05/18/23	8,885	8,976,658
Sub. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.875%	09/10/24		4,000	$4,211,096
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
1.650%	09/23/19		2,020	2,026,371
Sub. Notes
6.000%	10/01/17		2,975	3,102,684
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		675	705,375
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,799,226
KB Home,
Gtd. Notes
4.750%	05/15/19		615	628,069
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		2,290	2,357,021
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25	(a)	4,650	4,832,801
5.550%	06/01/45		685	702,735
Gtd. Notes, 144A
5.625%	11/15/23		750	826,902
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22		4,005	4,256,037
4.375%	06/01/46		8,205	8,681,103
Kroger Co. (The),
Sr. Unsec’d. Notes
2.600%	02/01/21		1,709	1,757,466
Sr. Unsec’d. Notes, MTN
1.500%	09/30/19		2,040	2,036,577
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		1,070	1,150,913
6.875%	11/01/35		1,485	1,618,650
Landry’s, Inc.,
Gtd. Notes, 144A
9.375%	05/01/20		1,480	1,552,298
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	1,180,300
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25		1,000	1,042,500
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		1,105	1,171,300
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	05/01/24	(a)	1,305	1,305,000
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20		4,395	4,536,875
4.700%	05/15/46		1,405	1,669,310
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		2,050	2,003,600

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54		2,107	$1,847,774
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45		3,000	3,481,710
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	860	795,500
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
3.000%	11/15/20		2,360	2,457,971
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		3,529	4,146,533
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes
6.875%	08/01/22		490	236,425
7.625%	05/01/21		810	409,050
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22		1,100	1,023,000
Meritor, Inc.,
Gtd. Notes
6.250%	02/15/24	(a)	4,012	3,841,490
MetLife, Inc.,
Jr. Sub. Notes
5.250%(c)	12/29/49	(a)	700	703,500
6.400%	12/15/66		3,000	3,320,625
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		785	785,000
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		1,000	975,000
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		6,730	6,735,694
3.700%	08/08/46		3,000	3,036,555
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		1,519	1,579,760
Molson Coors Brewing Co.,
Gtd. Notes
3.000%	07/15/26		7,650	7,702,984
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23		6,015	6,388,483
5.500%	01/26/20		2,660	2,949,445
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		3,056	3,074,272
3.875%	01/27/26		1,314	1,395,050
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.875%	11/15/41		270	268,815
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22	(a)	955	976,487

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.250%	08/01/26		385	$399,437
5.500%	05/01/24		341	358,391
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26		744	753,300
Multi-Color Corp.,
Gtd. Notes, 144A
6.125%	12/01/22		622	653,100
Murphy Oil Corp.,
Sr. Unsec’d. Notes
6.875%	08/15/24		600	620,221
Mustang Merger Corp.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/21		990	1,053,113
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		600	609,000
6.000%	01/25/17		395	398,950
NBTY, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	05/15/21		1,200	1,226,784
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23		285	309,938
NCR Corp.,
Gtd. Notes
5.875%	12/15/21		460	484,150
6.375%	12/15/23		345	364,838
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, PIK, 144A
8.750%	10/15/21	(a)	780	612,300
NES Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18		1,135	1,112,300
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		6,838	7,278,819
Noble Energy, Inc.,
Gtd. Notes
5.875%	06/01/24		525	594,624
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	8,825	9,383,693
6.000%	03/01/41		595	643,717
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		310	317,363
6.250%	08/15/24		725	769,406
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		815	827,225
Gtd. Notes, 144A
7.250%	05/15/26		450	457,875
NRG Yield Operating LLC,
Gtd. Notes, 144A
5.000%	09/15/26		565	553,700

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	670	$641,525
6.875%	01/15/23	(a)	465	444,075
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		1,730	1,764,259
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,899,840
8.625%	03/01/19		915	1,037,837
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		337	336,158
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46		5,000	5,920,100
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	544	569,840
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		1,525	2,131,700
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,257,160
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22		1,948	1,974,645
4.900%	02/15/45		1,000	916,295
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18		3,530	3,560,722
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		1,500	1,492,500
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19		7,325	7,347,935
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22		1,000	1,022,500
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18		3,785	3,815,307
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45		1,700	2,210,184
7.250%	06/15/37		660	904,055
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		400	431,668
S&P Global, Inc.,
Gtd. Notes
2.500%	08/15/18		1,420	1,442,419
4.000%	06/15/25		2,251	2,438,592
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21		196	207,025

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.625%	03/01/25		3,070	$3,300,250
5.750%	05/15/24		640	688,800
Sr. Sec’d. Notes, 144A
5.875%	06/30/26		1,000	1,086,875
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23	(a)	1,265	1,296,625
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		830	666,075
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/01/24		1,100	1,108,250
SBA Tower Trust,
First Lien, 144A
2.877%	07/15/46		1,505	1,530,511
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		800	738,000
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		720	761,400
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		900	885,375
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		215	219,838
5.625%	11/01/24		570	602,063
Shire Acquisitions Investments Ireland Dac,
Gtd. Notes
2.400%	09/23/21		17,590	17,612,146
Signet UK Finance PLC,
Gtd. Notes
4.700%	06/15/24		971	934,886
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27		450	439,875
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	04/15/25		615	634,988
5.375%	07/15/26		2,535	2,604,713
SM Energy Co.,
Sr. Unsec’d. Notes
6.750%	09/15/26		800	808,000
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23		9,395	9,706,980
3.250%	07/01/26		2,000	2,071,490
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		2,175	2,017,313
7.000%	08/15/20		625	628,125
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		1,135	1,142,094
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/23		200	209,000

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Steel Dynamics, Inc.,
Gtd. Notes
5.250%	04/15/23		700	$726,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.750%	03/01/25		2,110	2,136,375
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	(a)	810	825,968
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22	(a)	3,752	3,583,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24	(a)	1,275	1,364,250
Gtd. Notes, 144A
5.125%	02/01/25		1,100	1,101,375
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		2,830	2,921,975
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	216,788
Sr. Unsec’d. Notes
5.000%	03/01/19		1,405	1,373,388
6.750%	06/15/23	(a)	735	683,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		160	167,200
6.375%	05/01/24		375	402,188
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26		2,585	2,565,411
Time Warner, Inc.,
Gtd. Notes
4.850%	07/15/45		740	827,216
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24		985	1,053,950
6.375%	03/01/25		670	728,625
6.500%	01/15/26		3,460	3,827,625
6.633%	04/28/21		450	473,625
6.731%	04/28/22		665	698,250
Triangle USA Petroleum Corp.,
Gtd. Notes, 144A
6.750%	07/15/22		1,000	220,000
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		825	902,344
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		1,500	1,509,972
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26	(a)	1,015	1,056,869
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		930	935,813

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21		1,295	$1,324,069
US Bancorp,
Jr. Sub. Notes
5.125%(c)	12/29/49		3,000	3,159,750
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25	(a)	1,850	1,593,313
Valero Energy Corp.,
Sr. Unsec’d. Notes
9.375%	03/15/19		1,052	1,238,441
Vander Intermediate Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	02/01/19		1,684	875,680
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		4,390	4,478,985
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.012%	08/21/54		3,746	4,136,483
6.550%	09/15/43		2,285	3,089,514
Viacom, Inc.,
Sr. Unsec’d. Notes
5.850%	09/01/43		2,560	2,887,288
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
8.500%	10/15/22		241	247,025
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45		3,000	3,467,022
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	05/30/18		3,920	3,941,466
Wave Holdco LLC/Wave Holdco Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	07/15/19		1,002	1,007,490
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		1,650	1,711,875
Weatherford International Ltd.,
Gtd. Notes
7.750%	06/15/21	(a)	550	544,500
Wells Fargo & Co.,
Sub. Notes, MTN
4.100%	06/03/26		6,590	6,991,621
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/2086		2,445	2,683,388
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19		1,000	1,051,604
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		630	617,400
Westlake Chemical Corp.,
Gtd. Notes, 144A
5.000%	08/15/46		1,325	1,330,398

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(a)	775	$724,625
Williams Cos. Inc/The,
Sr. Unsec’d. Notes
5.750%	06/24/44		665	684,950
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		3,995	3,994,273
5.100%	09/15/45		700	682,935
5.400%	03/04/44		3,260	3,248,339
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24		450	454,820
6.125%	07/15/22		240	249,177
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	06/15/19		1,300	1,247,844
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23		260	274,300

				737,058,875

TOTAL CORPORATE BONDS (cost $971,465,392)				991,068,503

FOREIGN GOVERNMENT BONDS — 0.1%
Province of Manitoba (Canada),
Unsec’d. Notes
9.625%	12/01/18		1,170	1,363,155
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		2,230	2,290,422

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,643,344)				3,653,577

MUNICIPAL BONDS — 0.3%
Florida — 0.2%
State Board of Administration Finance Corp.,
Revenue Bonds,
2.995%	07/01/20		10,195	10,697,613

Massachusetts — 0.1%
Massachusetts Water Resources Authority,
Revenue Bonds,
0.850%	08/01/37		5,360	5,360,000

Ohio
American Municipal Power, Inc.,
Revenue Bonds, BABs,
8.084%	02/15/50		265	439,251

Pennsylvania
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26		2,720	2,794,419

TOTAL MUNICIPAL BONDS (cost $18,667,621)				19,291,283

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32		1,358	$192,280
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.934%(c)	05/25/36		648	586,368
Series 2006-2, Class 2M1
1.024%(c)	08/25/36		790	655,208
Mortgage Funding PLC (United Kingdom),
Series 2008-1, Class A2
1.479%(c)	03/13/46	GBP	3,866	4,525,753
Preferred Residential Securities 8 PLC (United Kingdom),
Series 8X, Class A1C
0.812%(c)	12/15/42	EUR	85	93,914
RMAC Securities PLC (United Kingdom),
Series 2004-NS2X, Class A3
0.620%(c)	06/12/36	GBP	770	929,234
Thornburg Mortgage Securities Trust,
Series 2005-1, Class A3
2.526%(c)	04/25/45		1,249	1,251,232

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,141,488)				8,233,989

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Mortgage Corp.
3.000%	01/01/43-06/01/46		17,715	18,455,343
3.500%	05/01/46		5,845	6,173,901
Federal National Mortgage Assoc.
3.000%	04/01/43-07/01/46		25,765	26,876,280
3.207%(c)	06/01/42		1,239	1,291,888
4.000%	01/01/44		8,001	8,596,026
4.500%	12/01/43		24,948	27,328,881

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $85,360,324)				88,722,319

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds
2.500%	05/15/46		1,580	1,635,300
2.875%	08/15/45		2,645	2,946,075
3.000%	11/15/45		34,005	38,800,249
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26		57,770	58,635,090
0.250%	01/15/25		125,014	129,376,447
0.750%	02/15/45		6,406	6,748,099
1.000%	02/15/46		9,859	11,069,107
U.S. Treasury Notes
0.750%	10/31/17-02/28/18		24,645	24,656,079
1.000%	12/31/17		21,700	21,776,297
1.125%	12/31/19-08/31/21		15,590	15,639,275
1.375%	01/31/21		48,975	49,510,689
1.500%	08/15/26		19,430	19,241,004
1.625%	02/15/26-05/15/26		58,345	58,441,608
2.000%	02/15/25		12,320	12,757,939
2.250%	11/15/25		9,121	9,628,461
2.375%	08/15/24		1,265	1,347,818

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.500%	02/15/46		3,890	$4,020,784

TOTAL U.S. TREASURY OBLIGATIONS (cost $457,514,473)				466,230,321

TOTAL LONG-TERM INVESTMENTS (cost $3,856,958,742)				3,981,664,507

			Shares
SHORT-TERM INVESTMENTS — 44.6%
AFFILIATED MUTUAL FUNDS — 44.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,069,066,869)(w)			3,069,066,869	3,069,066,869
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $179,195,588)(b)(w)			179,195,588	179,195,588

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,248,262,457)				3,248,262,457

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills
0.361%	12/01/16		5,000	4,998,515
0.417%	01/19/17	(a)	30,000	29,976,270

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,959,602)				34,974,785

TOTAL SHORT-TERM INVESTMENTS (cost $3,283,222,059)				3,283,237,242

TOTAL INVESTMENTS — 98.6% (cost $7,140,180,801)				7,264,901,749
Other assets in excess of liabilities(z) — 1.4%				106,542,678

NET ASSETS — 100.0%				$7,371,444,427

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $8,955,990 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,642,586; cash collateral of $179,103,080 (including in liabilities) was received with which the portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
937	90 Day Euro Dollar	Mar. 2017	$232,015,149	$232,036,338	$21,189
192	2 Year U.S.Treasury Notes	Dec. 2016	41,924,246	41,946,000	21,754
67	10 Year U.S. Treasury Notes	Dec. 2016	8,812,156	8,785,375	(26,781)
712	20 Year U.S. Treasury Bonds	Dec. 2016	120,012,563	119,727,250	(285,313)
2,323	ASX SPI 200 Index	Dec. 2016	231,128,357	240,729,073	9,600,716
6,300	Euro STOXX 50 Index	Dec. 2016	214,522,351	211,889,597	(2,632,754)
4,141	FTSE 100 Index	Dec. 2016	359,890,060	368,064,438	8,174,378
1,680	Mini MSCI Emerging Markets Index	Dec. 2016	78,111,601	76,650,000	(1,461,601)
1,517	NASDAQ 100 E-Mini Index	Dec. 2016	146,103,569	147,763,385	1,659,816
1,754	Nikkei 225 Index	Dec. 2016	291,778,808	284,535,279	(7,243,529)
670	Russell 2000 Mini Index	Dec. 2016	83,847,150	83,636,100	(211,050)
17,734	S&P 500 E-Mini Index	Dec. 2016	1,919,261,628	1,915,626,680	(3,634,948)

					3,981,877

Short Positions:
1,874	90 Day Euro Dollar	Dec. 2017	460,522,382	463,510,475	(2,988,093)
503	2 Year U.S. Treasury Notes	Dec. 2016	109,888,696	109,889,781	(1,085)
1,024	5 Year U.S. Treasury Notes	Dec. 2016	124,444,039	124,432,000	12,039
467	10 Year Euro-Bund	Dec. 2016	86,287,320	86,927,398	(640,078)
124	10 Year U.S. Treasury Notes	Dec. 2016	16,277,383	16,259,500	17,883
1	20 Year U.S. Treasury Bonds	Dec. 2016	170,799	168,156	2,643
276	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	51,706,875	50,749,500	957,375
556	S&P/TSX 60 Index	Dec. 2016	72,351,410	72,486,177	(134,767)

					(2,774,083)

					$1,207,794

Cash of $168,343,468 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	Deutsche Bank AG	AUD	295,482	$222,458,056	$225,719,125	$3,261,069
British Pound,
Expiring 12/21/16	Barclays Capital Group	GBP	4,174	5,427,446	5,419,224	(8,222)
Expiring 12/21/16	Citigroup Global Markets	GBP	24,350	31,691,683	31,618,096	(73,587)
Euro,
Expiring 12/21/16	BNP Paribas	EUR	65,792	74,133,353	74,197,743	64,390
Expiring 12/21/16	Deutsche Bank AG	EUR	81,032	90,789,306	91,384,842	595,536
Expiring 12/21/16	Goldman Sachs & Co.	EUR	18,950	21,380,489	21,371,097	(9,392)
Indian Rupee,
Expiring 12/21/16	Standard Chartered PLC	INR	5,009,900	73,859,649	74,196,924	337,275
Japanese Yen,
Expiring 12/21/16	BNP Paribas	JPY	881,651	8,709,256	8,727,670	18,414
Expiring 12/21/16	Deutsche Bank AG	JPY	5,457,873	53,863,806	54,028,759	164,953
New Zealand Dollar,
Expiring 12/21/16	JP Morgan Chase	NZD	317,315	230,664,524	230,311,243	(353,281)
Russian Ruble,
Expiring 12/21/16	Citigroup Global Markets	RUB	2,375,092	36,023,084	37,042,769	1,019,685
Swiss Franc,
Expiring 12/21/16	Credit Suisse First Boston Corp.	CHF	21,550	22,316,205	22,298,702	(17,503)
Expiring 12/21/16	Royal Bank of Canada	CHF	21,230	21,785,799	21,967,583	181,784

				$893,102,656	$898,283,777	5,181,121

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/21/16	JP Morgan Chase	AUD	279,769	$213,758,903	$213,715,942	$42,961
British Pound,
Expiring 12/21/16	BNP Paribas	GBP	4,174	5,421,239	5,419,225	2,014
Expiring 12/21/16	Royal Bank of Canada	GBP	6,666	8,669,520	8,655,698	13,822
Canadian Dollar,
Expiring 12/21/16	Royal Bank of Canada	CAD	72,965	55,217,324	55,649,621	(432,297)
Japanese Yen,
Expiring 12/21/16	Hong Kong & Shanghai Bank	JPY	881,651	8,687,501	8,727,669	(40,168)
New Zealand Dollar,
Expiring 12/21/16	Citigroup Global Markets	NZD	317,315	231,297,884	230,311,243	986,641
South African Rand,
Expiring 12/21/16	Royal Bank of Canada	ZAR	92,478	6,557,047	6,630,038	(72,991)
South Korean Won,
Expiring 12/21/16	Citigroup Global Markets	KRW	82,091,000	74,384,741	74,503,783	(119,042)
Expiring 12/21/16	Deutsche Bank AG	KRW	82,156,000	73,503,203	74,562,775	(1,059,572)

				$677,497,362	$678,175,994	(678,632)

						$4,502,489

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/21/16	Buy	GBP	82	EUR	97	(2,898)	State Street Bank

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
JPMorgan Chase	03/30/17	110,623	Pay or receive amounts based on market value fluctuation of S&P 500 Consumer Discretionary Index	$(896,542)	$—	$(896,542)
JPMorgan Chase	03/30/17	110,010	Pay or receive amounts based on market value fluctuation of S&P 500 Consumer Discretionary Index	(706,747)	—	(706,747)
UBS AG	03/23/17	73,792	Pay or receive amounts based on market value fluctuation of KBW Banks Total Return Index	(336,072)	—	(336,072)
UBS AG	03/23/17	72,896	Pay or receive amounts based on market value fluctuation of KBW Banks Total Return Index	234,019	—	234,019

				$(1,705,342)	$—	$(1,705,342)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 36,773,245	$ —
Austria	—	730,844	—
Belgium	—	9,832,108	—
Bermuda	1,604,136	—	—
Brazil	6,589,861	—	—
Canada	32,289,518	168,853	—
Chile	778,249	—	—
China	249,558	33,077,557	5,085
Denmark	—	129,255	—
Finland	—	9,912,211	—
France	—	54,211,319	—
Germany	—	61,415,748	—
Greece	—	1,064,576	—
Guernsey	382,928	—	—
Hong Kong	5,947,378	33,455,427	98,348
Hungary	—	907,680	—
India	9,256,808	—	—
Indonesia	—	1,270,377	—
Ireland	—	4,075,195	—
Israel	14,638,056	2,671,003	—
Italy	—	7,038,936	—
Japan	—	154,701,446	—
Kazakhstan	—	126,556	—
Malaysia	—	330,288	—
Mexico	1,333,624	—	—
Netherlands	—	12,896,910	—
New Zealand	—	777,322	—
Norway	—	24,427,243	—
Peru	4,972,971	—	—
Philippines	—	568,445	—
Poland	—	3,766,414	—
Portugal	—	78,706	—
Puerto Rico	166,668	—	—
Russia	10,415,817	—	—
Singapore	139,644	11,039,938	—
South Africa	857,492	14,696,261	—
South Korea	—	21,049,488	—
Spain	—	4,225,594	—
Sweden	—	21,841,791	—
Switzerland	—	54,129,746	—
Taiwan	7,209,604	24,234,990	—
Thailand	—	15,579,276	—
Turkey	—	2,331,189	—
United Kingdom	263,110	122,841,683	—
United States	795,427,127	4,919,225	—
Preferred Stocks
Brazil	4,381,321	37,762	—
Germany	—	777,528	—
United States	1,595,128	—	—
Unaffiliated Funds	392,785,895	927,457	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	322,307,799	8,852,557
Commercial Mortgage-Backed Securities	—	28,876,241	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Corporate Bonds
Australia	—	8,882,597	—
Belgium	—	8,466,104	—
Brazil	—	2,411,475	—
Canada	—	45,625,839	—
Chile	—	1,514,525	—
China	—	1,234,348	—
Denmark	—	6,818,857	—
France	—	8,943,979	—
Germany	—	30,073,255	—
Ireland	—	6,404,305	—
Italy	—	3,610,003	—
Luxembourg	—	4,463,532	—
Mexico	—	4,970,242	—
Netherlands	—	33,193,883	—
New Zealand	—	1,481,866	—
Peru	—	1,709,400	—
Switzerland	—	18,978,289	—
United Kingdom	—	65,227,129	—
United States	—	737,058,875	—
Foreign Government Bonds	—	3,653,577	—
Municipal Bonds	—	19,291,283	—
Residential Mortgage-Backed Securities	—	8,233,989	—
U.S. Government Agency Obligations	—	88,722,319	—
U.S. Treasury Obligations	—	501,205,106	—
Affiliated Mutual Funds	3,248,262,457	—	—
Other Financial Instruments*
Futures Contracts	1,207,794	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,502,489	—
OTC Cross Currency Exchange Contract	—	(2,898)	—
OTC Total Return Swap Agreements	—	(1,705,342)	—

Total	$4,540,755,144	$2,719,192,658	$8,955,990

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Funds	44.1%
U.S. Treasury Obligations	6.8
Banks	5.9
Unaffiliated Mutual Funds	5.3
Non-Residential Mortgage-Backed Securities	4.5
Pharmaceuticals	2.2
Oil, Gas & Consumable Fuels	1.6
U.S. Government Agency Obligations	1.2
Insurance	1.2
Media	1.2
Oil & Gas	1.1
Diversified Financial Services	0.9
Pipelines	0.8
Software	0.8
Semiconductors & Semiconductor Equipment	0.8
Machinery	0.7
Chemicals	0.7
Telecommunications	0.7
Health Care Providers & Services	0.6
Technology Hardware, Storage & Peripherals	0.6
Metals & Mining	0.6
Specialty Retail	0.6
Wireless Telecommunication Services	0.6
Beverages	0.6
Internet Software & Services	0.6
Biotechnology	0.5
Retail	0.5
Capital Markets	0.5
Food Products	0.5
Electric	0.5
Real Estate Investment Trusts (REITs)	0.5
Diversified Telecommunication Services	0.4
Auto Components	0.4
Commercial Mortgage-Backed Securities	0.4
Food & Staples Retailing	0.4
Foods	0.4
Healthcare-Services	0.4
Household Products	0.4
Electrical Equipment	0.4
Auto Manufacturers	0.3
Mining	0.3
IT Services	0.3

Containers & Packaging	0.3%
Aerospace & Defense	0.3
Municipal Bonds	0.3
Energy Equipment & Services	0.3
Tobacco	0.3
Personal Products	0.3
Hotels, Restaurants & Leisure	0.2
Internet & Direct Marketing Retail	0.2
Real Estate Management & Development	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Household Durables	0.2
Textiles, Apparel & Luxury Goods	0.2
Life Sciences Tools & Services	0.2
Electronic Equipment, Instruments & Components	0.2
Consumer Finance	0.2
Computers	0.2
Health Care Equipment & Supplies	0.2
Road & Rail	0.2
Multiline Retail	0.2
Construction Materials	0.2
Electric Utilities	0.1
Automobiles	0.1
Auto Parts & Equipment	0.1
Healthcare-Products	0.1
Commercial Services	0.1
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.1
Communications Equipment	0.1
Residential Mortgage-Backed Securities	0.1
Agriculture	0.1
Housewares	0.1
Construction & Engineering	0.1
Engineering & Construction	0.1
Building Products	0.1
Industrial Conglomerates	0.1
Packaging & Containers	0.1
Multi-National	0.1
Professional Services	0.1
Leisure Products	0.1
Lodging	0.1
Foreign Government Bonds	0.1
Paper & Forest Products	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$2,410,919
Foreign exchange contracts	4,499,591
Interest rate contracts	(2,908,467)

Total	$4,002,043

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 96.8%
Aerospace & Defense — 3.2%
Astronics Corp.*	79,240	$3,569,762
BWX Technologies, Inc.	49,560	1,901,617
Esterline Technologies Corp.*	29,384	2,234,359
HEICO Corp. (Class A Stock)	132,410	8,012,129
Hexcel Corp.	87,011	3,854,587
Teledyne Technologies, Inc.*	35,460	3,827,198

		23,399,652

Airlines — 0.3%
Spirit Airlines, Inc.*	48,753	2,073,465

Auto Components — 1.3%
Drew Industries, Inc.	16,670	1,633,993
Tenneco, Inc.*	101,799	5,931,828
Visteon Corp.	29,576	2,119,416

		9,685,237

Banks — 3.5%
FCB Financial Holdings, Inc. (Class A Stock)*	80,550	3,095,537
First Hawaiian, Inc.*	85,100	2,285,786
First Merchants Corp.	151,368	4,049,094
Great Western Bancorp, Inc.	85,265	2,841,030
Home BancShares, Inc.	85,550	1,780,296
IBERIABANK Corp.	35,730	2,398,198
Sandy Spring Bancorp, Inc.	60,214	1,841,344
Sterling Bancorp	215,010	3,762,675
Western Alliance Bancorp*	89,257	3,350,708

		25,404,668

Biotechnology — 10.3%
Acorda Therapeutics, Inc.*	64,083	1,338,053
Agios Pharmaceuticals, Inc.*(a)	27,563	1,455,878
Alder Biopharmaceuticals, Inc.*(a)	102,360	3,354,337
Amicus Therapeutics, Inc.*(a)	523,842	3,876,431
ARIAD Pharmaceuticals, Inc.*(a)	119,130	1,630,890
Bluebird Bio, Inc.*(a)	84,169	5,704,974
Blueprint Medicines Corp.*(a)	73,584	2,185,445
Celyad SA (Belgium), ADR*(a)	30,065	709,233
Coherus Biosciences, Inc.*(a)	94,472	2,529,960
Eagle Pharmaceuticals, Inc.*(a)	35,680	2,497,600
Five Prime Therapeutics, Inc.*	113,248	5,944,388
Flexion Therapeutics, Inc.*(a)	88,990	1,738,865
GlycoMimetics, Inc.*	16,100	115,115
Ignyta, Inc.*	215,801	1,357,388
Immune Design Corp.*(a)	154,595	1,171,830
Ionis Pharmaceuticals, Inc.*(a)	68,841	2,522,334
Kite Pharma, Inc.*(a)	38,947	2,175,579
Ligand Pharmaceuticals, Inc.*(a)	42,551	4,342,755
Lion Biotechnologies, Inc.*(a)	205,001	1,687,158
Loxo Oncology, Inc.*(a)	135,412	3,545,086
Neurocrine Biosciences, Inc.*	51,528	2,609,378
Novavax, Inc.*(a)	512,931	1,066,896
Ophthotech Corp.*	44,043	2,031,704
Otonomy, Inc.*(a)	109,519	1,992,151
Portola Pharmaceuticals, Inc.*	83,132	1,887,928
PTC Therapeutics, Inc.*(a)	75,551	1,058,469
Sage Therapeutics, Inc.*	46,219	2,128,385
Spark Therapeutics, Inc.*(a)	41,745	2,507,205
TESARO, Inc.*(a)	57,552	5,769,012
Ultragenyx Pharmaceutical, Inc.*(a)	39,744	2,819,439

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vital Therapies, Inc.*(a)	211,681	$1,295,488

		75,049,354

Building Products — 2.3%
AAON, Inc.	111,839	3,223,200
American Woodmark Corp.*	36,945	2,976,659
Apogee Enterprises, Inc.(a)	84,605	3,780,997
Armstrong World Industries, Inc.*	62,793	2,594,607
Lennox International, Inc.(a)	27,800	4,365,434

		16,940,897

Capital Markets — 0.7%
Evercore Partners, Inc. (Class A Stock)	78,525	4,044,823
MarketAxess Holdings, Inc.	7,083	1,172,874

		5,217,697

Chemicals — 1.6%
Chemtura Corp.*	85,498	2,805,189
Ingevity Corp.*	50,738	2,339,022
OMNOVA Solutions, Inc.*	264,966	2,236,313
PolyOne Corp.	119,662	4,045,772

		11,426,296

Commercial Services & Supplies — 1.6%
Deluxe Corp.	55,074	3,680,045
Interface, Inc.	141,831	2,367,159
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	166,096	5,824,987

		11,872,191

Communications Equipment — 1.0%
Lumentum Holdings, Inc.*	127,853	5,340,420
NetScout Systems, Inc.*	73,995	2,164,354

		7,504,774

Construction Materials — 0.8%
Headwaters, Inc.*	341,359	5,775,794

Containers & Packaging — 0.9%
Graphic Packaging Holding Co.	303,013	4,239,152
Silgan Holdings, Inc.(a)	44,008	2,226,365

		6,465,517

Distributors — 0.4%
Core-Mark Holding Co., Inc.(a)	78,284	2,802,567

Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc.*	99,037	4,000,104

Diversified Telecommunication Services — 0.5%
ORBCOMM, Inc.*	189,927	1,946,752
Vonage Holdings Corp.*	278,540	1,841,149

		3,787,901

Electrical Equipment — 1.1%
AZZ, Inc.	60,828	3,970,244
Generac Holdings, Inc.*(a)	103,152	3,744,418

		7,714,662

Electronic Equipment, Instruments & Components — 1.3%
ePlus, Inc.*	28,460	2,686,909
Littelfuse, Inc.	31,317	4,033,943
Rogers Corp.*	41,789	2,552,472

		9,273,324

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services — 0.1%
US Silica Holdings, Inc.(a)	20,353	$947,636

Equity Real Estate Investment Trusts (REITs) — 1.1%
CoreSite Realty Corp.(a)	65,005	4,812,970
Sunstone Hotel Investors, Inc.(a)	232,940	2,979,303

		7,792,273

Food & Staples Retailing — 1.3%
Casey’s General Stores, Inc.	32,796	3,940,439
Natural Grocers by Vitamin Cottage, Inc.*(a)	133,228	1,486,824
PriceSmart, Inc.(a)	45,498	3,810,912

		9,238,175

Food Products — 2.3%
Pinnacle Foods, Inc.	136,106	6,828,438
Post Holdings, Inc.*	48,317	3,728,623
Snyder’s-Lance, Inc.(a)	88,123	2,959,170
TreeHouse Foods, Inc.*(a)	36,723	3,201,878

		16,718,109

Health Care Equipment & Supplies — 5.6%
Anika Therapeutics, Inc.*	63,840	3,054,744
AtriCure, Inc.*(a)	111,554	1,764,784
Atrion Corp.	7,708	3,288,233
Cynosure, Inc. (Class A Stock)*	81,304	4,141,626
Globus Medical, Inc. (Class A Stock)*(a)	190,973	4,310,261
ICU Medical, Inc.*	33,424	4,224,125
Integra LifeSciences Holdings Corp.*	39,030	3,221,927
LivaNova PLC*	43,805	2,633,119
Natus Medical, Inc.*	73,148	2,873,985
NxStage Medical, Inc.*	165,011	4,123,625
Vascular Solutions, Inc.*	89,829	4,332,453
Zeltiq Aesthetics, Inc.*(a)	76,297	2,992,368

		40,961,250

Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc.*(a)	95,696	4,741,737
Amedisys, Inc.*	77,307	3,667,444
Team Health Holdings, Inc.*	55,846	1,818,346
US Physical Therapy, Inc.	49,064	3,076,313
WellCare Health Plans, Inc.*	64,467	7,548,441

		20,852,281

Health Care Technology — 1.1%
HMS Holdings Corp.*	175,890	3,899,481
Omnicell, Inc.*	111,262	4,261,335

		8,160,816

Hotels, Restaurants & Leisure — 4.4%
Bloomin’ Brands, Inc.	227,830	3,927,789
Del Frisco’s Restaurant Group, Inc.*	67,898	914,586
Dunkin’ Brands Group, Inc.(a)	74,648	3,887,668
Jack in the Box, Inc.	37,960	3,641,882
La Quinta Holdings, Inc.*	248,588	2,779,214
Marriott Vacations Worldwide Corp.(a)	53,213	3,901,577
Papa John’s International, Inc.(a)	41,710	3,288,833
Penn National Gaming, Inc.*	160,442	2,177,198
Popeyes Louisiana Kitchen, Inc.*	47,023	2,498,802
Wingstop, Inc.(a)	183,238	5,368,874

		32,386,423

Household Durables — 0.5%
TopBuild Corp.*	107,470	3,568,004

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.4%
Energizer Holdings, Inc.	65,020	$3,248,399

Insurance — 1.9%
AMERISAFE, Inc.	73,127	4,298,405
AmTrust Financial Services, Inc.	129,615	3,477,570
James River Group Holdings Ltd.	89,171	3,227,990
Primerica, Inc.(a)	50,290	2,666,879

		13,670,844

Internet & Direct Marketing Retail — 0.7%
HSN, Inc.	71,504	2,845,859
Wayfair, Inc. (Class A Stock)*(a)	52,135	2,052,555

		4,898,414

Internet Software & Services — 5.5%
Benefitfocus, Inc.*(a)	111,075	4,434,114
comScore, Inc.*(a)	75,138	2,303,731
Cornerstone OnDemand, Inc.*	65,860	3,026,267
Envestnet, Inc.*(a)	133,896	4,880,509
Everyday Health, Inc.*	248,868	1,913,795
Five9, Inc.*	194,571	3,050,873
GrubHub, Inc.*(a)	63,817	2,743,493
j2 Global, Inc.	62,752	4,179,911
LogMeIn, Inc.	98,443	8,898,263
Q2 Holdings, Inc.*	40,430	1,158,724
WebMD Health Corp.*(a)	74,094	3,682,472

		40,272,152

IT Services — 6.3%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	102,305	4,184,276
CACI International, Inc. (Class A Stock)*	25,704	2,593,534
Cardtronics PLC (Class A Stock)*(a)	125,214	5,584,544
Cass Information Systems, Inc.(a)	44,140	2,500,531
EPAM Systems, Inc.*	39,169	2,714,803
Euronet Worldwide, Inc.*	85,201	6,971,998
ExlService Holdings, Inc.*	89,460	4,458,686
InterXion Holding NV (Netherlands)*	107,295	3,886,225
MAXIMUS, Inc.	62,440	3,531,606
WEX, Inc.*	60,713	6,562,468
WNS Holdings Ltd. (India), ADR*	100,467	3,008,987

		45,997,658

Leisure Products — 0.4%
Vista Outdoor, Inc.*	82,603	3,292,556

Life Sciences Tools & Services — 0.6%
PAREXEL International Corp.*	64,524	4,481,192

Machinery — 2.0%
Altra Industrial Motion Corp.	95,932	2,779,150
John Bean Technologies Corp.	41,370	2,918,654
Manitowoc Foodservice, Inc.*	232,616	3,773,031
Rexnord Corp.*	133,620	2,860,804
Toro Co. (The)	50,220	2,352,305

		14,683,944

Media — 0.4%
IMAX Corp.*(a)	110,727	3,207,761

Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	132,812	3,481,003

Oil, Gas & Consumable Fuels — 1.3%
Carrizo Oil & Gas, Inc.*(a)	34,821	1,414,429
Diamondback Energy, Inc.*	15,593	1,505,348

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
PBF Energy, Inc. (Class A Stock)(a)	80,560	$1,823,878
PDC Energy, Inc.*(a)	30,111	2,019,244
RSP Permian, Inc.*	78,549	3,046,130

		9,809,029

Paper & Forest Products — 0.4%
Boise Cascade Co.*	124,490	3,162,046

Pharmaceuticals — 1.4%
Aerie Pharmaceuticals, Inc.*	93,257	3,519,519
Aratana Therapeutics, Inc.*(a)	188,820	1,767,355
GW Pharmaceuticals PLC (United Kingdom), ADR*	21,040	2,792,639
Intersect ENT, Inc.*	117,059	1,854,215

		9,933,728

Professional Services — 2.2%
Exponent, Inc.(a)	96,700	4,937,502
GP Strategies Corp.*	41,075	1,011,267
Huron Consulting Group, Inc.*	52,050	3,110,508
On Assignment, Inc.*	92,429	3,354,248
WageWorks, Inc.*	55,916	3,405,844

		15,819,369

Real Estate Management & Development — 0.4%
HFF, Inc. (Class A Stock)	114,926	3,182,301

Road & Rail — 1.3%
Celadon Group, Inc.(a)	129,614	1,132,826
Genesee & Wyoming, Inc. (Class A Stock)*	37,280	2,570,456
Knight Transportation, Inc.(a)	144,060	4,133,081
Marten Transport Ltd.	84,094	1,765,974

		9,602,337

Semiconductors & Semiconductor Equipment — 3.8%
Cavium, Inc.*	60,758	3,536,116
Cirrus Logic, Inc.*	58,985	3,135,053
Integrated Device Technology, Inc.*	169,813	3,922,680
MACOM Technology Solutions Holdings, Inc.*	28,833	1,220,789
MKS Instruments, Inc.	88,763	4,414,184
Monolithic Power Systems, Inc.	46,715	3,760,558
Tower Semiconductor Ltd. (Israel)*(a)	515,095	7,819,142

		27,808,522

Software — 10.4%
Aspen Technology, Inc.*	59,646	2,790,836
Blackbaud, Inc.(a)	44,239	2,934,815
Bottomline Technologies de, Inc.*	51,261	1,194,894
BroadSoft, Inc.*	62,324	2,901,182
Ellie Mae, Inc.*	11,996	1,263,179
Fair Isaac Corp.	70,647	8,801,909
Guidewire Software, Inc.*	65,632	3,936,607
HubSpot, Inc.*(a)	58,567	3,374,631
Paycom Software, Inc.*(a)	54,805	2,747,375
Proofpoint, Inc.*(a)	119,184	8,920,922
PTC, Inc.*	72,260	3,201,841
RingCentral, Inc. (Class A Stock)*	313,336	7,413,530
Take-Two Interactive Software, Inc.*(a)	211,934	9,553,984
Tyler Technologies, Inc.*	26,318	4,506,431
Ultimate Software Group, Inc. (The)*	32,442	6,630,820
Verint Systems, Inc.*	62,811	2,363,578

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Zendesk, Inc.*	104,270	$3,202,132

		75,738,666

Specialty Retail — 3.3%
Burlington Stores, Inc.*	105,284	8,530,109
DSW, Inc. (Class A Stock)	92,420	1,892,762
Five Below, Inc.*(a)	155,054	6,247,126
Lithia Motors, Inc. (Class A Stock)(a)	43,298	4,135,825
Monro Muffler Brake, Inc.(a)	49,821	3,047,551

		23,853,373

Textiles, Apparel & Luxury Goods — 1.7%
G-III Apparel Group Ltd.*(a)	66,447	1,936,930
Kate Spade & Co.*	199,339	3,414,677
Steven Madden Ltd.*	208,788	7,215,713

		12,567,320

Thrifts & Mortgage Finance — 0.6%
LendingTree, Inc.*(a)	25,785	2,498,824
MGIC Investment Corp.*	277,250	2,218,000

		4,716,824

Trading Companies & Distributors — 0.7%
Beacon Roofing Supply, Inc.*	78,180	3,289,033
SiteOne Landscape Supply, Inc.*(a)	50,612	1,818,489

		5,107,522

TOTAL COMMON STOCKS (cost $650,953,008)		707,554,027

EXCHANGE TRADED FUND — 1.7%
iShares Russell 2000 Growth ETF (cost $11,990,445)(a)	83,570	12,443,573

TOTAL LONG-TERM INVESTMENTS (cost $662,943,453)		719,997,600

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 28.7%

AFFILIATED MUTUAL FUNDS — 28.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $7,059,963)(w)	7,059,963	$7,059,963
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $199,418,584)(b)(w)	199,418,584	199,418,584

TOTAL AFFILIATED MUTUAL FUNDS (cost $206,478,547)		206,478,547

UNAFFILIATED FUND — 0.5%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $3,647,449)	3,647,449	3,647,449

TOTAL SHORT-TERM INVESTMENTS (cost $210,125,996)		210,125,996

TOTAL INVESTMENTS — 127.2% (cost $873,069,449)		930,123,596
Liabilities in excess of other assets — (27.2)%		(198,903,574)

NET ASSETS — 100.0%		$731,220,022

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,674,607; cash collateral of $199,331,423 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$23,399,652	$—	$—
Airlines	2,073,465	—	—
Auto Components	9,685,237	—	—
Banks	25,404,668	—	—
Biotechnology	75,049,354	—	—
Building Products	16,940,897	—	—
Capital Markets	5,217,697	—	—
Chemicals	11,426,296	—	—
Commercial Services & Supplies	11,872,191	—	—
Communications Equipment	7,504,774	—	—
Construction Materials	5,775,794	—	—
Containers & Packaging	6,465,517	—	—
Distributors	2,802,567	—	—
Diversified Consumer Services	4,000,104	—	—
Diversified Telecommunication Services	3,787,901	—	—
Electrical Equipment	7,714,662	—	—
Electronic Equipment, Instruments & Components	9,273,324	—	—
Energy Equipment & Services	947,636	—	—
Equity Real Estate Investment Trusts (REITs)	7,792,273	—	—
Food & Staples Retailing	9,238,175	—	—
Food Products	16,718,109	—	—
Health Care Equipment & Supplies	40,961,250	—	—
Health Care Providers & Services	20,852,281	—	—

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Health Care Technology	$ 8,160,816	$ —	$ —
Hotels, Restaurants & Leisure	32,386,423	—	—
Household Durables	3,568,004	—	—
Household Products	3,248,399	—	—
Insurance	13,670,844	—	—
Internet & Direct Marketing Retail	4,898,414	—	—
Internet Software & Services	40,272,152	—	—
IT Services	45,997,658	—	—
Leisure Products	3,292,556	—	—
Life Sciences Tools & Services	4,481,192	—	—
Machinery	14,683,944	—	—
Media	3,207,761	—	—
Multiline Retail	3,481,003	—	—
Oil, Gas & Consumable Fuels	9,809,029	—	—
Paper & Forest Products	3,162,046	—	—
Pharmaceuticals	9,933,728	—	—
Professional Services	15,819,369	—	—
Real Estate Management & Development	3,182,301	—	—
Road & Rail	9,602,337	—	—
Semiconductors & Semiconductor Equipment	27,808,522	—	—
Software	75,738,666	—	—
Specialty Retail	23,853,373	—	—
Textiles, Apparel & Luxury Goods	12,567,320	—	—
Thrifts & Mortgage Finance	4,716,824	—	—
Trading Companies & Distributors	5,107,522	—	—
Exchange Traded Fund	12,443,573	—	—
Affiliated Mutual Funds	206,478,547	—	—
Unaffiliated Fund	3,647,449	—	—

Total	$930,123,596	$ —	$ —

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 98.1%
Aerospace & Defense — 0.7%
KLX, Inc.*	55,380	$1,949,376
Mercury Systems, Inc.*	123,483	3,033,977

		4,983,353

Airlines — 1.2%
Spirit Airlines, Inc.*(a)	205,886	8,756,331

Banks — 5.7%
Bank of the Ozarks, Inc.(a)	161,825	6,214,080
BankUnited, Inc.	130,509	3,941,372
Columbia Banking System, Inc.	141,079	4,616,105
Customers Bancorp, Inc.*	61,236	1,540,698
FB Financial Corp.*	82,300	1,660,814
FCB Financial Holdings, Inc. (Class A Stock)*	88,937	3,417,849
Live Oak Bancshares, Inc.(a)	118,229	1,704,862
National Bank Holdings Corp. (Class A Stock)	204,284	4,774,117
Opus Bank	192,169	6,797,018
Pacific Premier Bancorp, Inc.*	134,636	3,562,469
Webster Financial Corp.(a)	128,005	4,865,470

		43,094,854

Biotechnology — 8.3%
Adamas Pharmaceuticals, Inc.*(a)	127,931	2,099,348
Aimmune Therapeutics, Inc.*(a)	97,107	1,456,605
Alder Biopharmaceuticals, Inc.*(a)	97,184	3,184,720
Amicus Therapeutics, Inc.*(a)	319,170	2,361,858
Applied Genetic Technologies Corp.*	100,637	984,230
Bluebird Bio, Inc.*(a)	104,608	7,090,331
Exact Sciences Corp.*(a)	392,708	7,292,588
FibroGen, Inc.*	82,273	1,703,051
Insmed, Inc.*	230,830	3,351,652
Intercept Pharmaceuticals, Inc.*(a)	14,049	2,312,325
Intrexon Corp.*(a)	26,824	751,608
Kite Pharma, Inc.*	41,103	2,296,014
Ligand Pharmaceuticals, Inc.*(a)	47,019	4,798,759
Loxo Oncology, Inc.*(a)	86,927	2,275,749
MacroGenics, Inc.*	84,499	2,527,365
Neurocrine Biosciences, Inc.*	62,391	3,159,480
Portola Pharmaceuticals, Inc.*	173,487	3,939,890
Sage Therapeutics, Inc.*	48,019	2,211,275
Sarepta Therapeutics, Inc.*	56,820	3,489,316
Seres Therapeutics, Inc.*(a)	51,549	633,537
Ultragenyx Pharmaceutical, Inc.*(a)	58,696	4,163,894

		62,083,595

Building Products — 2.7%
Apogee Enterprises, Inc.	145,477	6,501,367
Masonite International Corp.*	62,548	3,888,609
NCI Building Systems, Inc.*	294,048	4,290,160
Trex Co., Inc.*	93,665	5,500,009

		20,180,145

Capital Markets — 0.2%
Virtu Financial, Inc. (Class A Stock)	109,463	1,638,661

Commercial Services & Supplies — 0.9%
Knoll, Inc.	121,316	2,772,071

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	68,641	$4,170,627

		6,942,698

Communications Equipment — 2.7%
Applied Optoelectronics, Inc.*(a)	92,503	2,054,492
Ciena Corp.*(a)	405,659	8,843,366
Lumentum Holdings, Inc.*	228,720	9,553,634

		20,451,492

Construction & Engineering — 1.6%
Dycom Industries, Inc.*(a)	27,540	2,252,221
EMCOR Group, Inc.	95,948	5,720,420
Tutor Perini Corp.*	201,161	4,318,927

		12,291,568

Construction Materials — 0.9%
Headwaters, Inc.*	216,930	3,670,456
Summit Materials, Inc. (Class A Stock)*	165,088	3,062,382

		6,732,838

Containers & Packaging — 0.3%
Berry Plastics Group, Inc.*	56,077	2,458,976

Diversified Consumer Services — 1.0%
Chegg, Inc.*(a)	442,806	3,139,495
Grand Canyon Education, Inc.*	98,937	3,996,065

		7,135,560

Diversified Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	57,140	2,103,323
Vonage Holdings Corp.*	910,907	6,021,095

		8,124,418

Electrical Equipment — 1.9%
EnerSys	83,312	5,764,357
Generac Holdings, Inc.*(a)	237,510	8,621,613

		14,385,970

Electronic Equipment, Instruments & Components — 1.2%
Fabrinet (Thailand)*	57,800	2,577,302
IPG Photonics Corp.*	30,013	2,471,571
Universal Display Corp.*	76,418	4,241,963

		9,290,836

Energy Equipment & Services — 1.6%
Patterson-UTI Energy, Inc.(a)	233,369	5,220,465
US Silica Holdings, Inc.(a)	137,730	6,412,709

		11,633,174

Equity Real Estate Investment Trusts (REITs) — 3.4%
CareTrust REIT, Inc.	210,480	3,110,894
Cousins Properties, Inc.(a)	358,500	3,742,740
CyrusOne, Inc.	68,900	3,277,573
Education Realty Trust, Inc.	207,410	8,947,667
Global Medical REIT, Inc.	87,000	849,120
QTS Realty Trust, Inc. (Class A Stock)	101,003	5,338,009

		25,266,003

Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.(a)	34,898	4,192,995

Food Products — 1.7%
B&G Foods, Inc.(a)	116,399	5,724,503
Blue Buffalo Pet Products, Inc.*(a)	131,352	3,120,923

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)
Dean Foods Co.(a)	253,457	$4,156,695

		13,002,121

Health Care Equipment & Supplies — 4.5%
ABIOMED, Inc.*	61,828	7,949,844
AtriCure, Inc.*(a)	112,402	1,778,200
Cantel Medical Corp.	27,626	2,154,275
DexCom, Inc.*(a)	80,683	7,072,672
Integer Holdings Corp.*	80,360	1,743,008
K2M Group Holdings, Inc.*(a)	429,194	7,631,069
Zeltiq Aesthetics, Inc.*(a)	144,707	5,675,409

		34,004,477

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*(a)	123,909	6,139,691
Amsurg Corp.*(a)	59,173	3,967,550
MEDNAX, Inc.*(a)	40,437	2,678,951
Teladoc, Inc.*(a)	134,351	2,459,967
WellCare Health Plans, Inc.*	22,729	2,661,339

		17,907,498

Health Care Technology — 1.8%
NantHealth, Inc.*(a)	124,015	1,630,797
Omnicell, Inc.*	48,104	1,842,383
Tabula Rasa HealthCare, Inc.*	48,260	691,083
Veeva Systems, Inc. (Class A Stock)*(a)	235,508	9,721,769

		13,886,032

Hotels, Restaurants & Leisure — 4.5%
Buffalo Wild Wings, Inc.*	25,493	3,587,885
Churchill Downs, Inc.	30,239	4,425,478
Chuy’s Holdings, Inc.*(a)	74,217	2,073,623
ClubCorp Holdings, Inc.	332,081	4,805,212
Dave & Buster’s Entertainment, Inc.*	37,015	1,450,248
Del Frisco’s Restaurant Group, Inc.*	207,341	2,792,883
Jack in the Box, Inc.	49,332	4,732,912
Penn National Gaming, Inc.*	166,946	2,265,457
Planet Fitness, Inc. (Class A Stock)*(a)	128,329	2,575,563
Popeyes Louisiana Kitchen, Inc.*	64,013	3,401,651
Red Robin Gourmet Burgers, Inc.*	41,346	1,858,089

		33,969,001

Household Durables — 1.5%
Installed Building Products, Inc.*(a)	166,316	5,965,755
Meritage Homes Corp.*	21,260	737,722
Universal Electronics, Inc.*	65,840	4,902,446

		11,605,923

Insurance — 0.1%
Atlas Financial Holdings, Inc.*	63,150	995,875

Internet & Direct Marketing Retail — 0.5%
Nutrisystem, Inc.	115,620	3,432,758

Internet Software & Services — 6.1%
Alarm.com Holdings, Inc.*(a)	114,685	3,309,809
Apigee Corp.*	212,509	3,697,657
ChannelAdvisor Corp.*	140,999	1,823,117
comScore, Inc.*(a)	113,411	3,477,181
Cornerstone OnDemand, Inc.*	80,950	3,719,653
Everyday Health, Inc.*	95,986	738,132
GTT Communications, Inc.*(a)	240,277	5,653,718
inContact, Inc.*	269,548	3,768,281
LogMeIn, Inc.	53,110	4,800,613

	Shares	Value

COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Nutanix, Inc. (Class A Stock)*	34,175	$1,264,475
WebMD Health Corp.*(a)	83,539	4,151,888
Wix.com Ltd. (Israel)*	170,600	7,409,158
Xactly Corp.*	116,835	1,719,811

		45,533,493

IT Services — 0.7%
EPAM Systems, Inc.*	77,662	5,382,753

Leisure Products — 0.1%
Malibu Boats, Inc. (Class A Stock)*	57,292	853,651

Life Sciences Tools & Services — 0.8%
Albany Molecular Research, Inc.*(a)	96,625	1,595,279
Charles River Laboratories International, Inc.*	24,398	2,033,329
NeoGenomics, Inc.*(a)	149,099	1,225,594
PAREXEL International Corp.*	17,120	1,188,984

		6,043,186

Machinery — 1.0%
Tennant Co.	48,745	3,158,676
Woodward, Inc.	67,552	4,220,649

		7,379,325

Media — 2.2%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	178,423	5,547,171
IMAX Corp.*(a)	233,533	6,765,451
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	70,240	4,053,550

		16,366,172

Multiline Retail — 1.1%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	304,999	7,994,024

Oil, Gas & Consumable Fuels — 2.5%
Callon Petroleum Co.*	586,648	9,210,373
Diamondback Energy, Inc.*	19,444	1,877,124
Matador Resources Co.*(a)	199,092	4,845,899
Rice Energy, Inc.*	120,260	3,139,989

		19,073,385

Paper & Forest Products — 0.7%
Boise Cascade Co.*	201,306	5,113,172

Personal Products — 0.2%
elf Beauty, Inc.*	48,360	1,359,883

Pharmaceuticals — 1.4%
Horizon Pharma PLC*(a)	231,000	4,188,030
Intersect ENT, Inc.*	159,792	2,531,105
Pacira Pharmaceuticals, Inc.*(a)	65,200	2,231,144
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	58,236	1,535,101

		10,485,380

Professional Services — 1.2%
Kforce, Inc.	182,943	3,748,502
WageWorks, Inc.*	86,841	5,289,485

		9,037,987

Road & Rail — 0.3%
Saia, Inc.*	78,943	2,365,132

Semiconductors & Semiconductor Equipment — 5.1%
Cavium, Inc.*(a)	167,570	9,752,574

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Inphi Corp.*	32,951	$1,433,698
Integrated Device Technology, Inc.*	284,238	6,565,898
MACOM Technology Solutions Holdings, Inc.*(a)	177,354	7,509,168
Microsemi Corp.*(a)	150,057	6,299,393
Semtech Corp.*	219,251	6,079,830
Sigma Designs, Inc.*	90,866	707,846

		38,348,407

Software — 12.8%
8x8, Inc.*	1,069,047	16,495,396
Callidus Software, Inc.*	257,201	4,719,638
CyberArk Software Ltd. (Israel)*(a)	105,500	5,229,635
Ellie Mae, Inc.*	82,885	8,727,791
Gigamon, Inc.*	211,350	11,581,980
Guidewire Software, Inc.*	57,572	3,453,169
Imperva, Inc.*	60,274	3,237,317
MicroStrategy, Inc. (Class A Stock)*	33,801	5,659,639
Model N, Inc.*	180,605	2,006,522
Proofpoint, Inc.*(a)	159,780	11,959,533
Rapid7, Inc.*(a)	269,102	4,749,650
Synchronoss Technologies, Inc.*	193,853	7,982,867
Take-Two Interactive Software, Inc.*(a)	77,987	3,515,654
Ultimate Software Group, Inc. (The)*	23,777	4,859,781
Varonis Systems, Inc.*	67,432	2,029,703

		96,208,275

Specialty Retail — 5.4%
American Eagle Outfitters, Inc.(a)	222,475	3,973,403
Burlington Stores, Inc.*	158,481	12,840,130
Children’s Place, Inc. (The)(a)	63,110	5,040,596
Five Below, Inc.*(a)	242,520	9,771,131
MarineMax, Inc.*(a)	109,584	2,295,785
Tile Shop Holdings, Inc.*	142,649	2,360,841
Tilly’s, Inc. (Class A Stock)*	171,081	1,606,451
Urban Outfitters, Inc.*	81,910	2,827,533

		40,715,870

Textiles, Apparel & Luxury Goods — 1.1%
Kate Spade & Co.*	92,570	1,585,724
Sequential Brands Group, Inc.*(a)	321,168	2,569,344
Steven Madden Ltd.*	120,782	4,174,226

		8,329,294

Thrifts & Mortgage Finance — 2.1%
BofI Holding, Inc.*(a)	191,004	4,278,490
Essent Group Ltd.*	137,144	3,649,402
LendingTree, Inc.*(a)	51,723	5,012,476
Walker & Dunlop, Inc.*	120,289	3,038,500

		15,978,868

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.3%
GMS, Inc.*	108,064	$2,402,263

TOTAL COMMON STOCKS (cost $644,165,437)		737,417,672

EXCHANGE TRADED FUND — 0.5%
iShares Russell 2000 Growth Index Fund(a) (cost $3,855,421)	25,800	3,841,620

TOTAL LONG-TERM INVESTMENTS (cost $648,020,858)		741,259,292

SHORT-TERM INVESTMENTS — 32.7%
AFFILIATED MUTUAL FUNDS — 31.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,858,113)(w)	1,858,113	1,858,113
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $233,015,253)(b)(w)	233,015,253	233,015,253

TOTAL AFFILIATED MUTUAL FUNDS (cost $234,873,366)		234,873,366

UNAFFILIATED FUND — 1.4%
Blackrock Liquidity Funds Fedfund Portfolio (cost $10,526,951)	10,526,951	10,526,951

TOTAL SHORT-TERM INVESTMENTS (cost $245,400,317)		245,400,317

TOTAL INVESTMENTS — 131.3% (cost $893,421,175)		986,659,609
Liabilities in excess of other assets — (31.3)%		(234,997,724)

NET ASSETS — 100.0%		$751,661,885

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $227,620,547; cash collateral of $232,921,599 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Common Stocks
Aerospace & Defense	$4,983,353	$—	$—
Airlines	8,756,331	—	—
Banks	43,094,854	—	—
Biotechnology	62,083,595	—	—
Building Products	20,180,145	—	—
Capital Markets	1,638,661	—	—
Commercial Services & Supplies	6,942,698	—	—
Communications Equipment	20,451,492	—	—
Construction & Engineering	12,291,568	—	—
Construction Materials	6,732,838	—	—
Containers & Packaging	2,458,976	—	—
Diversified Consumer Services	7,135,560	—	—
Diversified Telecommunication Services	8,124,418	—	—
Electrical Equipment	14,385,970	—	—
Electronic Equipment, Instruments & Components	9,290,836	—	—
Energy Equipment & Services	11,633,174	—	—
Equity Real Estate Investment Trusts (REITs)	25,266,003	—	—
Food & Staples Retailing	4,192,995	—	—
Food Products	13,002,121	—	—
Health Care Equipment & Supplies	34,004,477	—	—
Health Care Providers & Services	17,907,498	—	—
Health Care Technology	13,886,032	—	—
Hotels, Restaurants & Leisure	33,969,001	—	—
Household Durables	11,605,923	—	—
Insurance	995,875	—	—
Internet & Direct Marketing Retail	3,432,758	—	—
Internet Software & Services	45,533,493	—	—
IT Services	5,382,753	—	—
Leisure Products	853,651	—	—
Life Sciences Tools & Services	6,043,186	—	—
Machinery	7,379,325	—	—
Media	16,366,172	—	—
Multiline Retail	7,994,024	—	—
Oil, Gas & Consumable Fuels	19,073,385	—	—
Paper & Forest Products	5,113,172	—	—
Personal Products	1,359,883	—	—
Pharmaceuticals	10,485,380	—	—
Professional Services	9,037,987	—	—
Road & Rail	2,365,132	—	—
Semiconductors & Semiconductor Equipment	38,348,407	—	—
Software	96,208,275	—	—
Specialty Retail	40,715,870	—	—
Textiles, Apparel & Luxury Goods	8,329,294	—	—
Thrifts & Mortgage Finance	15,978,868	—	—
Trading Companies & Distributors	2,402,263	—	—
Exchange Traded Fund	3,841,620	—	—
Affiliated Mutual Funds	234,873,366	—	—
Unaffiliated Fund	10,526,951	—	—

Total	$986,659,609	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.4%
Aerospace & Defense — 2.0%
AAR Corp.	82,300	$2,577,636
Curtiss-Wright Corp.	13,800	1,257,318
Engility Holdings, Inc.*	43,400	1,367,100
Hexcel Corp.	88,051	3,900,659
Moog, Inc. (Class A Stock)*	44,750	2,664,415
Teledyne Technologies, Inc.*	22,029	2,377,590
Triumph Group, Inc.(a)	92,826	2,587,989
Vectrus, Inc.*	140,800	2,144,384

		18,877,091

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc.*	52,300	2,239,486

Airlines — 0.5%
JetBlue Airways Corp.*	16,500	284,460
SkyWest, Inc.	160,200	4,230,882

		4,515,342

Auto Components — 2.3%
Cooper Tire & Rubber Co.	107,000	4,068,140
Cooper-Standard Holding, Inc.*	50,300	4,969,640
Dana, Inc.	207,000	3,227,130
Dorman Products, Inc.*(a)	38,436	2,456,060
Horizon Global Corp.*	185,806	3,703,114
Metaldyne Performance Group, Inc.	41,000	649,850
Stoneridge, Inc.*	119,700	2,202,480

		21,276,414

Banks — 15.8%
1st Source Corp.	5,950	212,385
Allegiance Bancshares, Inc.*	16,000	432,000
Banc of California, Inc.	260,700	4,551,822
Bank of Marin Bancorp	1,600	79,568
BankUnited, Inc.	120,861	3,650,002
Banner Corp.	13,800	603,612
Berkshire Hills Bancorp, Inc.	11,000	304,810
Boston Private Financial Holdings, Inc.(a)	195,528	2,508,624
Cascade Bancorp*	46,600	282,396
Cathay General Bancorp	26,900	827,982
Central Valley Community Bancorp	12,600	199,836
Columbia Banking System, Inc.	11,171	365,515
Community Trust Bancorp, Inc.	20,946	777,306
CU Bancorp*	12,700	289,687
Customers Bancorp, Inc.*	76,823	1,932,867
Eagle Bancorp, Inc.*	69,588	3,432,776
East West Bancorp, Inc.	21,583	792,312
Enterprise Financial Services Corp.	42,500	1,328,125
Farmers National Banc Corp.	57,310	617,802
Fidelity Southern Corp.	187,075	3,440,309
Financial Institutions, Inc.	22,000	596,420
First BanCorp (Puerto Rico)*	739,200	3,843,840
First Business Financial Services, Inc.	27,600	648,600
First Citizens BancShares, Inc. (Class A Stock)	2,400	705,336
First Commonwealth Financial Corp.	173,300	1,748,597
First Community Bancshares, Inc.	32,400	803,520
First Financial Bancorp	33,800	738,192
First Financial Corp.	6,900	280,692
First Hawaiian, Inc.*(a)	26,400	709,104
First Horizon National Corp.	297,296	4,527,818

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Interstate BancSystem, Inc. (Class A Stock)	72,000	$2,268,720
First Merchants Corp.	49,400	1,321,450
First Midwest Bancorp, Inc.	44,900	869,264
First NBC Bank Holding Co.*	95,200	898,688
Flushing Financial Corp.	21,300	505,236
Franklin Financial Network, Inc.*	47,000	1,757,800
Fulton Financial Corp.	163,800	2,378,376
Great Southern Bancorp, Inc.	29,600	1,204,720
Hancock Holding Co.	167,111	5,419,410
Hanmi Financial Corp.	240,675	6,339,379
Heartland Financial USA, Inc.	41,000	1,478,870
Hilltop Holdings, Inc.*	101,500	2,279,690
Hope Bancorp, Inc.	193,765	3,365,698
IBERIABANK Corp.(a)	184,451	12,380,351
Independent Bank Corp.	42,200	710,226
Independent Bank Corp.	20,000	1,081,800
MainSource Financial Group, Inc.	32,400	808,380
MB Financial, Inc.(a)	124,823	4,748,267
Midland States Bancorp, Inc.	14,600	369,964
NBT Bancorp, Inc.	48,038	1,579,009
OFG Bancorp (Puerto Rico)(a)	72,300	730,953
PacWest Bancorp(a)	116,566	5,001,847
Pinnacle Financial Partners, Inc.	52,010	2,812,701
Preferred Bank	57,500	2,055,625
Premier Financial Bancorp, Inc.	6,700	114,838
PrivateBancorp, Inc.	129,900	5,965,008
Republic Bancorp, Inc. (Class A Stock)	10,746	333,986
ServisFirst Bancshares, Inc.(a)	88,938	4,616,772
Sierra Bancorp	17,400	326,424
Simmons First National Corp. (Class A Stock)	7,600	379,240
South State Corp.	9,211	691,193
Southern National Bancorp of Virginia, Inc.	13,200	172,260
Southwest Bancorp, Inc.	23,933	454,488
Sterling Bancorp	593,337	10,383,397
Stonegate Bank	20,000	675,000
TCF Financial Corp.	276,842	4,016,977
Towne Bank	9,696	232,995
TriCo Bancshares	108,700	2,909,899
TriState Capital Holdings, Inc.*	35,100	566,865
Triumph Bancorp, Inc.*	25,000	496,000
Trustmark Corp.	15,700	432,692
Union Bankshares Corp.	14,622	391,431
United Community Banks, Inc.	246,800	5,187,736
Univest Corp. of Pennsylvania	174,322	4,072,162
West Bancorporation, Inc.	12,900	252,840
Wintrust Financial Corp.	51,000	2,834,070

		149,104,552

Biotechnology — 1.1%
Adverum Biotechnologies, Inc.*	2,500	10,275
AMAG Pharmaceuticals, Inc.*(a)	55,800	1,367,658
ARIAD Pharmaceuticals, Inc.*(a)	63,400	867,946
Cara Therapeutics, Inc.*(a)	12,500	104,375
Celldex Therapeutics, Inc.*(a)	113,300	457,732
Corvus Pharmaceuticals, Inc.*	38,900	639,905
Esperion Therapeutics, Inc.*	52,000	720,200
Exelixis, Inc.*	62,000	792,980
Immune Design Corp.*(a)	4,800	36,384
Kite Pharma, Inc.*(a)	6,900	385,434

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Lexicon Pharmaceuticals, Inc.*(a)	52,400	$946,868
Loxo Oncology, Inc.*	22,700	594,286
Merrimack Pharmaceuticals, Inc.*	63,200	401,320
Pfenex, Inc.*	32,900	294,455
Rigel Pharmaceuticals, Inc.*	305,900	1,122,653
Sage Therapeutics, Inc.*	13,300	612,465
Ultragenyx Pharmaceutical, Inc.*(a)	6,400	454,016
Vanda Pharmaceuticals, Inc.*	29,300	487,552
Zafgen, Inc.*	3,900	12,909

		10,309,413

Building Products — 0.3%
Universal Forest Products, Inc.	24,600	2,422,854

Capital Markets — 1.5%
BGC Partners, Inc. (Class A Stock)	125,900	1,101,625
Federated Investors, Inc. (Class B Stock)	59,789	1,771,548
GAIN Capital Holdings, Inc.	25,100	155,118
Hercules Capital, Inc.	366,673	4,972,086
Houlihan Lokey, Inc.	15,700	393,285
INTL. FCStone, Inc.*	19,300	749,805
Janus Capital Group, Inc.	39,400	551,994
KCG Holdings, Inc. (Class A Stock)*	135,700	2,107,421
Piper Jaffray Cos.*	44,800	2,163,840

		13,966,722

Chemicals — 2.1%
Ingevity Corp.*	44,099	2,032,964
Innophos Holdings, Inc.	116,498	4,546,917
Innospec, Inc.	4,500	273,645
Minerals Technologies, Inc.	48,100	3,400,189
Olin Corp.(a)	186,778	3,832,685
OMNOVA Solutions, Inc.*	15,100	127,444
Rayonier Advanced Materials, Inc.	46,300	619,031
Trinseo SA	77,200	4,366,432
Valvoline, Inc.*(a)	31,700	744,633

		19,943,940

Commercial Services & Supplies — 3.8%
ABM Industries, Inc.	84,100	3,338,770
ACCO Brands Corp.*	458,700	4,421,868
Clean Harbors, Inc.*(a)	77,718	3,728,910
Essendant, Inc.	12,600	258,552
Kimball International, Inc. (Class B Stock)	28,100	363,614
Matthews International Corp. (Class A Stock)	55,748	3,387,248
Multi-Color Corp.	30,407	2,006,862
Quad/Graphics, Inc.	201,100	5,373,392
RR Donnelley & Sons Co.	27,034	424,974
Team, Inc.*	123,418	4,037,003
Tetra Tech, Inc.	133,281	4,727,477
Viad Corp.	44,800	1,651,776
VSE Corp.	39,600	1,346,004
West Corp.	40,100	885,408

		35,951,858

Communications Equipment — 0.8%
Extreme Networks, Inc.*	403,000	1,809,470
Ixia*	458,934	5,736,675

		7,546,145

Construction & Engineering — 1.3%
EMCOR Group, Inc.	155,359	9,262,504

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
HC2 Holdings, Inc.*(a)	294,431	$1,604,649
Orion Group Holdings, Inc.*	18,300	125,355
Tutor Perini Corp.*	48,600	1,043,442

		12,035,950

Consumer Finance — 1.2%
EZCORP, Inc. (Class A Stock)*	193,400	2,139,004
FirstCash, Inc.	103,740	4,884,079
SLM Corp.*	644,032	4,810,919

		11,834,002

Containers & Packaging — 0.8%
Berry Plastics Group, Inc.*	97,962	4,295,634
Silgan Holdings, Inc.(a)	68,664	3,473,712

		7,769,346

Diversified Consumer Services — 0.2%
Career Education Corp.*	31,100	211,169
K12, Inc.*	88,400	1,268,540

		1,479,709

Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	66,920	2,463,325
IDT Corp. (Class B Stock)	73,400	1,265,416
Inteliquent, Inc.	220,700	3,562,098

		7,290,839

Electric Utilities — 3.2%
El Paso Electric Co.	34,400	1,608,888
Genie Energy Ltd. (Class B Stock)*	36,300	214,170
Great Plains Energy, Inc.	194,316	5,302,884
IDACORP, Inc.	92,306	7,225,714
MGE Energy, Inc.	15,800	892,858
Portland General Electric Co.	270,613	11,525,408
Spark Energy, Inc. (Class A Stock)(a)	55,600	1,619,628
Westar Energy, Inc.	28,200	1,600,350

		29,989,900

Electrical Equipment — 1.6%
EnerSys	31,500	2,179,485
Generac Holdings, Inc.*(a)	105,029	3,812,553
General Cable Corp.	360,500	5,400,290
Regal Beloit Corp.	65,473	3,894,989

		15,287,317

Electronic Equipment, Instruments & Components — 3.3%
Benchmark Electronics, Inc.*	122,400	3,053,880
Coherent, Inc.*	32,821	3,628,033
Insight Enterprises, Inc.*	212,100	6,903,855
Kimball Electronics, Inc.*	123,775	1,715,521
Novanta, Inc.*	12,700	220,345
Plexus Corp.*	76,300	3,569,314
Sanmina Corp.*	250,368	7,127,977
Tech Data Corp.*	19,200	1,626,432
Vishay Intertechnology, Inc.	186,800	2,632,012
Vishay Precision Group, Inc.*	24,800	397,544

		30,874,913

Energy Equipment & Services — 0.9%
Archrock, Inc.	121,800	1,593,144
Atwood Oceanics, Inc.(a)	293,500	2,550,515
Helix Energy Solutions Group, Inc.*	125,700	1,021,941
McDermott International, Inc.*(a)	355,000	1,778,550

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Seadrill Ltd. (United Kingdom)*(a)	563,200	$1,334,784
Superior Energy Services, Inc.	28,269	506,015

		8,784,949

Equity Real Estate Investment Trusts (REITs) — 8.3%
Agree Realty Corp.	3,600	177,984
American Assets Trust, Inc.	13,400	581,292
American Campus Communities, Inc.	42,400	2,156,888
Armada Hoffler Properties, Inc.	21,500	288,100
Ashford Hospitality Trust, Inc.	586,500	3,454,485
Bluerock Residential Growth REIT, Inc.(a)	32,700	425,100
Cedar Realty Trust, Inc.(a)	55,400	398,880
Chatham Lodging Trust	28,900	556,325
Chesapeake Lodging Trust	47,400	1,085,460
CoreSite Realty Corp.(a)	33,100	2,450,724
Corporate Office Properties Trust	189,124	5,361,665
Cousins Properties, Inc.	179,800	1,877,112
CyrusOne, Inc.	8,400	399,588
DCT Industrial Trust, Inc.	89,200	4,330,660
DiamondRock Hospitality Co.	370,700	3,373,370
EastGroup Properties, Inc.	5,000	367,800
Education Realty Trust, Inc.	137,845	5,946,633
Equity One, Inc.	123,128	3,768,948
FelCor Lodging Trust, Inc.	34,400	221,192
First Industrial Realty Trust, Inc.	114,700	3,236,834
Franklin Street Properties Corp.	12,000	151,200
Government Properties Income Trust	11,000	248,820
Gramercy Property Trust	260,600	2,512,184
Highwoods Properties, Inc.	35,100	1,829,412
Hudson Pacific Properties, Inc.	23,200	762,584
InfraREIT, Inc.	40,300	731,042
Kite Realty Group Trust	76,700	2,126,124
Lexington Realty Trust	257,872	2,656,082
LTC Properties, Inc.	32,200	1,674,078
National Storage Affiliates Trust	37,400	783,156
New Senior Investment Group, Inc.	47,900	552,766
Parkway Properties, Inc.	101,600	1,728,216
QTS Realty Trust, Inc. (Class A Stock)	17,000	898,450
RAIT Financial Trust	550,000	1,859,000
Ramco-Gershenson Properties Trust	30,300	567,822
Retail Opportunity Investments Corp.	236,500	5,193,540
Rexford Industrial Realty, Inc.	66,800	1,529,052
RLJ Lodging Trust	49,100	1,032,573
Silver Bay Realty Trust Corp.	52,500	920,325
Summit Hotel Properties, Inc.	249,600	3,284,736
Sun Communities, Inc.	15,700	1,232,136
Sunstone Hotel Investors, Inc.(a)	194,102	2,482,565
Xenia Hotels & Resorts, Inc.	222,000	3,369,960

		78,584,863

Food & Staples Retailing — 0.7%
SpartanNash Co.	158,300	4,578,036
SUPERVALU, Inc.*	204,200	1,018,958
US Foods Holding Corp.*	28,100	663,441
Village Super Market, Inc. (Class A Stock)	9,800	313,698

		6,574,133

Food Products — 2.2%
Darling Ingredients, Inc.*	308,482	4,167,592
Dean Foods Co.	116,100	1,904,040
Hain Celestial Group, Inc. (The)*	120,566	4,289,738

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Post Holdings, Inc.*	27,200	$2,099,024
Snyder’s-Lance, Inc.(a)	76,450	2,567,191
TreeHouse Foods, Inc.*(a)	68,896	6,007,042

		21,034,627

Gas Utilities — 0.8%
New Jersey Resources Corp.	97,700	3,210,422
Southwest Gas Corp.	42,400	2,962,064
Spire, Inc.	15,200	968,848

		7,141,334

Health Care Equipment & Supplies — 0.8%
AngioDynamics, Inc.*	48,000	841,920
Cynosure, Inc. (Class A Stock)*	34,300	1,747,242
ICU Medical, Inc.*	40,700	5,143,666

		7,732,828

Health Care Providers & Services — 2.3%
Alliance HealthCare Services, Inc.*	826	5,666
Amsurg Corp.*(a)	88,083	5,905,965
Cross Country Healthcare, Inc.*	168,100	1,980,218
HealthSouth Corp.	142,800	5,793,396
Healthways, Inc.*	68,800	1,820,448
Kindred Healthcare, Inc.	110,400	1,128,288
Molina Healthcare, Inc.*	65,700	3,831,624
WellCare Health Plans, Inc.*	7,900	925,011

		21,390,616

Hotels, Restaurants & Leisure — 0.3%
Buffalo Wild Wings, Inc.*	17,866	2,514,461
Isle of Capri Casinos, Inc.*	9,300	207,204
Speedway Motorsports, Inc.	8,118	144,987

		2,866,652

Household Durables — 0.4%
Beazer Homes USA, Inc.*	66,100	770,726
Ethan Allen Interiors, Inc.(a)	44,892	1,403,773
Lifetime Brands, Inc.	85,100	1,145,446
NACCO Industries, Inc. (Class A Stock)	6,000	407,760

		3,727,705

Household Products — 0.6%
Central Garden & Pet Co. (Class A Stock)*	223,900	5,552,720

Independent Power & Renewable Electricity Producers — 1.0%
Dynegy, Inc.*	128,500	1,592,115
Ormat Technologies, Inc.	9,800	474,418
Talen Energy Corp.*(a)	427,700	5,923,645
TerraForm Global, Inc. (Class A Stock)*(a)	444,500	1,826,895

		9,817,073

Insurance — 5.1%
American Equity Investment Life Holding Co.	151,400	2,684,322
AMERISAFE, Inc.	46,200	2,715,636
AmTrust Financial Services, Inc.	57,738	1,549,111
Aspen Insurance Holdings Ltd. (Bermuda)	29,500	1,374,405
Assured Guaranty Ltd.	22,700	629,925
CNO Financial Group, Inc.	310,446	4,740,510
Employers Holdings, Inc.	69,641	2,077,391
Endurance Specialty Holdings Ltd.	32,483	2,126,012
First American Financial Corp.	56,300	2,211,464
Hanover Insurance Group, Inc. (The)	65,536	4,942,725

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Horace Mann Educators Corp.	181,116	$6,637,901
Infinity Property & Casualty Corp.	49,366	4,079,113
Kinsale Capital Group, Inc.	6,700	147,400
Maiden Holdings Ltd.	88,200	1,119,258
Selective Insurance Group, Inc.	37,200	1,482,792
Stewart Information Services Corp.	112,100	4,982,845
United Fire Group, Inc.	7,100	300,472
Validus Holdings Ltd.	93,577	4,662,006

		48,463,288

Internet Software & Services — 0.5%
Everyday Health, Inc.*	211,558	1,626,881
RetailMeNot, Inc.*	317,100	3,136,119

		4,763,000

IT Services — 1.9%
Blackhawk Network Holdings, Inc.*	141,633	4,273,068
CACI International, Inc. (Class A Stock)*	37,095	3,742,885
CSRA, Inc.(a)	176,377	4,744,541
Datalink Corp.*	38,700	410,607
Sykes Enterprises, Inc.*	95,400	2,683,602
Virtusa Corp.*(a)	86,915	2,145,062

		17,999,765

Leisure Products — 0.5%
Arctic Cat, Inc.(a)	67,211	1,041,098
Callaway Golf Co.	251,559	2,920,600
JAKKS Pacific, Inc.*(a)	137,800	1,190,592

		5,152,290

Life Sciences Tools & Services — 0.8%
Charles River Laboratories International, Inc.*	55,800	4,650,372
PerkinElmer, Inc.	53,333	2,992,515

		7,642,887

Machinery — 4.7%
Actuant Corp. (Class A Stock)(a)	121,310	2,819,244
Altra Industrial Motion Corp.	72,800	2,109,016
EnPro Industries, Inc.	75,584	4,294,683
FreightCar America, Inc.	78,200	1,124,516
Global Brass & Copper Holdings, Inc.	195,700	5,653,773
Hurco Cos., Inc.	5,200	145,964
Hyster-Yale Materials Handling, Inc.	16,500	992,145
ITT, Inc.	89,303	3,200,619
Joy Global, Inc.(a)	211,500	5,867,010
Kadant, Inc.	48,700	2,537,757
Kennametal, Inc.	15,300	444,006
Meritor, Inc.*	258,200	2,873,766
Standex International Corp.	46,762	4,342,787
TriMas Corp.*	191,395	3,561,861
Watts Water Technologies, Inc. (Class A Stock)	60,513	3,923,663

		43,890,810

Media — 0.4%
Sinclair Broadcast Group, Inc. (Class A Stock)	69,916	2,019,174
tronc, Inc.(a)	87,400	1,475,312

		3,494,486

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 1.1%
AK Steel Holding Corp.*(a)	721,200	$3,483,396
Allegheny Technologies, Inc.(a)	200,154	3,616,783
Commercial Metals Co.	128,800	2,085,272
Olympic Steel, Inc.	26,500	585,650
Ryerson Holding Corp.*(a)	53,400	602,886
Schnitzer Steel Industries, Inc. (Class A Stock)	16,500	344,850

		10,718,837

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
AG Mortgage Investment Trust, Inc.	15,500	244,125
Blackstone Mortgage Trust, Inc. (Class A Stock)	255,204	7,515,758
Capstead Mortgage Corp.	419,603	3,956,856
Orchid Island Capital, Inc.	12,700	132,334
Redwood Trust, Inc.	226,800	3,211,488

		15,060,561

Multi-Utilities — 0.5%
NorthWestern Corp.	69,100	3,975,323
Unitil Corp.	13,100	511,686

		4,487,009

Oil, Gas & Consumable Fuels — 2.4%
Bill Barrett Corp.*	265,400	1,475,624
Callon Petroleum Co.*	215,917	3,389,897
Carrizo Oil & Gas, Inc.*(a)	96,493	3,919,546
Delek US Holdings, Inc.	104,900	1,813,721
Denbury Resources, Inc.*(a)	787,300	2,542,979
Eclipse Resources Corp.*	316,700	1,041,943
EP Energy Corp. (Class A Stock)*	177,400	777,012
Green Plains, Inc.	22,200	581,640
Renewable Energy Group, Inc.*	161,900	1,371,293
REX American Resources Corp.*	3,900	330,564
Synergy Resources Corp.*(a)	451,855	3,131,355
World Fuel Services Corp.	59,256	2,741,183

		23,116,757

Paper & Forest Products — 0.4%
Domtar Corp.	6,400	237,632
P.H. Glatfelter Co.	27,200	589,696
Schweitzer-Mauduit International, Inc.	68,900	2,656,784

		3,484,112

Pharmaceuticals — 0.3%
Amphastar Pharmaceuticals, Inc.*	40,800	773,976
Impax Laboratories, Inc.*	6,700	158,790
Lannett Co., Inc.*(a)	17,600	467,632
Medicines Co. (The)*(a)	31,700	1,196,358
Revance Therapeutics, Inc.*	31,300	507,373

		3,104,129

Professional Services — 2.3%
Acacia Research Corp.	79,800	520,296
Huron Consulting Group, Inc.*	88,474	5,287,206
Kelly Services, Inc. (Class A Stock)	104,000	1,998,880
Korn/Ferry International	174,031	3,654,651
Resources Connection, Inc.	72,200	1,078,668
TriNet Group, Inc.*	385,852	8,345,979
TrueBlue, Inc.*	49,900	1,130,734

		22,016,414

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.8%
ArcBest Corp.	142,300	$2,706,546
Roadrunner Transportation Systems, Inc.*	136,200	1,086,876
YRC Worldwide, Inc.*	274,200	3,378,144

		7,171,566

Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd.*	112,219	2,437,397
Amkor Technology, Inc.*	702,000	6,823,440
First Solar, Inc.*(a)	44,800	1,769,152
IXYS Corp.	188,400	2,270,220
MACOM Technology Solutions Holdings, Inc.*(a)	108,569	4,596,811
MKS Instruments, Inc.	60,137	2,990,613
Semtech Corp.*	155,478	4,311,405
Ultra Clean Holdings, Inc.*	296,100	2,194,101
Xcerra Corp.*	96,600	585,396

		27,978,535

Software — 2.3%
A10 Networks, Inc.*	172,600	1,845,094
BroadSoft, Inc.*	62,092	2,890,383
Mentor Graphics Corp.	32,700	864,588
PTC, Inc.*	133,027	5,894,426
RingCentral, Inc. (Class A Stock)*	9,600	227,136
Rubicon Project, Inc. (The)*	38,600	319,608
Take-Two Interactive Software, Inc.*	122,000	5,499,760
TiVo Corp.*	175,650	3,421,662
VASCO Data Security International, Inc.*	25,500	449,055

		21,411,712

Specialty Retail — 3.2%
American Eagle Outfitters, Inc.(a)	178,822	3,193,761
At Home Group, Inc.*	5,000	75,750
Caleres, Inc.	56,100	1,418,769
Cato Corp. (The) (Class A Stock)	35,000	1,151,150
Children’s Place, Inc. (The)(a)	60,300	4,816,161
DSW, Inc. (Class A Stock)	157,692	3,229,532
Express, Inc.*	85,938	1,013,209
Murphy USA, Inc.*	80,946	5,776,306
Office Depot, Inc.	696,000	2,484,720
Rent-A-Center, Inc.	334,400	4,226,816
Tailored Brands, Inc.(a)	141,601	2,223,136
Tilly’s, Inc. (Class A Stock)*	60,800	570,912

		30,180,222

Technology Hardware, Storage & Peripherals — 0.5%
Diebold, Inc.(a)	184,924	4,584,266

Textiles, Apparel & Luxury Goods — 1.0%
Iconix Brand Group, Inc.*(a)	413,400	3,356,808
Oxford Industries, Inc.	44,548	3,015,900
Perry Ellis International, Inc.*	38,100	734,568
Steven Madden Ltd.*	77,438	2,676,257

		9,783,533

Thrifts & Mortgage Finance — 2.3%
Charter Financial Corp.	40,300	519,064
Dime Community Bancshares, Inc.	73,400	1,230,184
First Defiance Financial Corp.	15,200	678,528
Flagstar Bancorp, Inc.*	211,270	5,862,743
Home Bancorp, Inc.	3,805	106,540
HomeStreet, Inc.*	172,800	4,330,368
Meta Financial Group, Inc.	32,600	1,975,886

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
PennyMac Financial Services, Inc. (Class A Stock)*	131,400	$2,235,114
Provident Financial Holdings, Inc.	8,900	174,084
Provident Financial Services, Inc.	25,700	545,611
United Community Financial Corp.	39,100	278,001
Walker & Dunlop, Inc.*	124,200	3,137,292
WSFS Financial Corp.	5,200	189,748

		21,263,163

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	4,500	210,330
MRC Global, Inc.*	235,100	3,862,693
SiteOne Landscape Supply, Inc.*(a)	9,600	344,928

		4,417,951

Water Utilities — 0.2%
Artesian Resources Corp. (Class A Stock)	6,200	176,948
California Water Service Group	23,200	744,488
Consolidated Water Co., Ltd. (Cayman Islands)	53,400	620,508

		1,541,944

Wireless Telecommunication Services
NII Holdings, Inc.*	100	333

TOTAL COMMON STOCKS (cost $803,476,647)		917,650,863

EXCHANGE TRADED FUND
iShares Russell 2000 Value ETF (cost $358,832)	3,545	371,339

TOTAL LONG-TERM INVESTMENTS (cost $803,835,479)		918,022,202

SHORT-TERM INVESTMENTS — 18.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $26,069,061)(w)	26,069,061	26,069,061
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $149,360,458)(b)(w)	149,360,458	149,360,458

TOTAL SHORT-TERM INVESTMENTS (cost $175,429,519)		175,429,519

TOTAL INVESTMENTS — 116.0% (cost $979,264,998)		1,093,451,721
Liabilities in excess of other assets(z) — (16.0)%		(150,986,611)

NET ASSETS — 100.0%		$942,465,110

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $145,214,179; cash collateral of $149,299,668 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
133	Russell 2000 Mini Index	Dec. 2016	$16,304,474	$16,602,390	$297,916

Cash of $602,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 18,877,091	$ —	$ —
Air Freight & Logistics	2,239,486	—	—
Airlines	4,515,342	—	—
Auto Components	21,276,414	—	—
Banks	149,104,552	—	—
Biotechnology	10,309,413	—	—
Building Products	2,422,854	—	—
Capital Markets	13,966,722	—	—
Chemicals	19,943,940	—	—
Commercial Services & Supplies	35,951,858	—	—
Communications Equipment	7,546,145	—	—
Construction & Engineering	12,035,950	—	—
Consumer Finance	11,834,002	—	—
Containers & Packaging	7,769,346	—	—
Diversified Consumer Services	1,479,709	—	—
Diversified Telecommunication Services	7,290,839	—	—
Electric Utilities	29,989,900	—	—
Electrical Equipment	15,287,317	—	—
Electronic Equipment, Instruments & Components	30,874,913	—	—
Energy Equipment & Services	8,784,949	—	—
Equity Real Estate Investment Trusts (REITs)	78,584,863	—	—
Food & Staples Retailing	6,574,133	—	—
Food Products	21,034,627	—	—
Gas Utilities	7,141,334	—	—
Health Care Equipment & Supplies	7,732,828	—	—
Health Care Providers & Services	21,390,616	—	—
Hotels, Restaurants & Leisure	2,866,652	—	—
Household Durables	3,727,705	—	—
Household Products	5,552,720	—	—
Independent Power & Renewable Electricity Producers	9,817,073	—	—
Insurance	48,463,288	—	—
Internet Software & Services	4,763,000	—	—
IT Services	17,999,765	—	—
Leisure Products	5,152,290	—	—
Life Sciences Tools & Services	7,642,887	—	—
Machinery	43,890,810	—	—
Media	3,494,486	—	—
Metals & Mining	10,718,837	—	—
Mortgage Real Estate Investment Trusts (REITs)	15,060,561	—	—

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Multi-Utilities	$4,487,009	$—	$—
Oil, Gas & Consumable Fuels	23,116,757	—	—
Paper & Forest Products	3,484,112	—	—
Pharmaceuticals	3,104,129	—	—
Professional Services	22,016,414	—	—
Road & Rail	7,171,566	—	—
Semiconductors & Semiconductor Equipment	27,978,535	—	—
Software	21,411,712	—	—
Specialty Retail	30,180,222	—	—
Technology Hardware, Storage & Peripherals	4,584,266	—	—
Textiles, Apparel & Luxury Goods	9,783,533	—	—
Thrifts & Mortgage Finance	21,263,163	—	—
Trading Companies & Distributors	4,417,951	—	—
Water Utilities	1,541,944	—	—
Wireless Telecommunication Services	333	—	—
Exchange Traded Fund	371,339	—	—
Affiliated Mutual Funds	175,429,519	—	—
Other Financial Instruments*
Futures Contracts	297,916	—	—

Total	$1,093,749,637	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts	$297,916

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 90.0%
COMMON STOCKS — 53.9%
Aerospace & Defense — 0.9%
Boeing Co. (The)	320,300	$42,196,322
DigitalGlobe, Inc.*	72,360	1,989,900
General Dynamics Corp.	10,900	1,691,244
HEICO Corp. (Class A Stock)	16,397	992,182
Meggitt PLC (United Kingdom)	1,672,172	9,759,923
Northrop Grumman Corp.	98,200	21,009,890
Rockwell Collins, Inc.(a)	169,800	14,320,932
Rolls-Royce Holdings PLC (United Kingdom), SGMX*	1,125,844	10,503,730
Textron, Inc.	479,400	19,056,150
Triumph Group, Inc.(a)	71,400	1,990,632

		123,510,905

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	38,900	2,740,894
FedEx Corp.	142,200	24,839,496
XPO Logistics, Inc.*(a)	83,400	3,058,278

		30,638,668

Airlines — 0.4%
Alaska Air Group, Inc.	31,600	2,081,176
American Airlines Group, Inc.(a)	668,900	24,488,429
Delta Air Lines, Inc.	462,600	18,207,936
United Continental Holdings, Inc.*	338,000	17,734,860

		62,512,401

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	110,600	5,066,994
Autoliv, Inc. (Sweden)(a)	78,013	8,278,626
Gentherm, Inc.*	74,800	2,350,216
GKN PLC (United Kingdom)	2,597,227	10,777,169
Johnson Controls International PLC	492,518	22,916,863
Koito Manufacturing Co. Ltd. (Japan)	85,500	4,161,256
Sumitomo Rubber Industries Ltd. (Japan)	469,500	7,101,608

		60,652,732

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	114,782	9,664,149
Harley-Davidson, Inc.(a)	303,393	15,955,438
Honda Motor Co. Ltd. (Japan)	695,100	20,060,795
Suzuki Motor Corp. (Japan)	353,600	11,843,844
Tesla Motors, Inc.*(a)	71,560	14,600,387
Toyota Motor Corp. (Japan)	337,500	19,577,175

		91,701,788

Banks — 3.5%
Ameris Bancorp	72,300	2,526,885
Australia & New Zealand Banking Group Ltd. (Australia)	1,093,504	23,293,368
Bank of America Corp.	1,406,291	22,008,454
BankUnited, Inc.	107,300	3,240,460
Barclays PLC (United Kingdom), ADR(a)	556,506	4,836,037
BNC Bancorp	81,900	1,991,808
BNP Paribas SA (France)	414,688	21,329,001
Bridge Bancorp, Inc.	48,100	1,375,179
Citigroup, Inc.	1,500,331	70,860,633
CoBiz Financial, Inc.	65,100	866,481
Commerzbank AG (Germany)	525,279	3,393,819
Danske Bank A/S (Denmark)	418,189	12,234,505
DBS Group Holdings Ltd. (Singapore)	1,382,062	15,682,054
DNB ASA (Norway)	1,746,194	22,956,777

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
East West Bancorp, Inc.	74,500	$2,734,895
Fifth Third Bancorp(a)	612,100	12,523,566
First Republic Bank	7,000	539,770
Hilltop Holdings, Inc.*	113,100	2,540,226
Home BancShares, Inc.	145,336	3,024,442
ING Groep NV (Netherlands)	1,729,996	21,357,975
Intesa Sanpaolo SpA (Italy)	5,516,383	12,247,016
JPMorgan Chase & Co.	1,067,368	71,076,035
KeyCorp	622,780	7,579,233
Lloyds Banking Group PLC (United Kingdom)	16,446,737	11,619,814
M&T Bank Corp.(a)	28,100	3,262,410
National Bank Holdings Corp. (Class A Stock)	42,300	988,551
National Bank of Canada (Canada)	422,200	14,970,650
Nordea Bank AB (Sweden)	1,620,072	16,088,085
Popular, Inc. (Puerto Rico)	77,200	2,950,584
Prosperity Bancshares, Inc.(a)	51,610	2,832,873
Signature Bank*	16,800	1,989,960
Standard Chartered PLC (United Kingdom)*	930,979	7,576,041
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	470,181	15,361,570
SVB Financial Group*	28,800	3,183,552
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,505,558	20,695,499
Swedbank AB (Sweden) (Class A Stock)	502,098	11,797,601
Texas Capital Bancshares, Inc.*	41,160	2,260,507
Towne Bank	107,200	2,576,016
United Overseas Bank Ltd. (Singapore)	661,700	9,180,287
Webster Financial Corp.(a)	76,900	2,922,969
Wells Fargo & Co.	820,308	36,323,238
Westamerica Bancorporation(a)	8,000	407,040
Western Alliance Bancorp*	90,200	3,386,108

		510,591,974

Beverages — 0.9%
Coca-Cola Co. (The)	675,300	28,578,696
Diageo PLC (United Kingdom)	639,529	18,318,297
Kirin Holdings Co. Ltd. (Japan)	686,200	11,404,434
Molson Coors Brewing Co. (Class B Stock)	119,900	13,165,020
PepsiCo, Inc.	596,946	64,929,816

		136,396,263

Biotechnology — 1.4%
AbbVie, Inc.(a)	181,500	11,447,205
Acceleron Pharma, Inc.*	92,900	3,362,051
Alexion Pharmaceuticals, Inc.*	158,819	19,461,680
Alnylam Pharmaceuticals, Inc.*(a)	38,400	2,602,752
Amgen, Inc.	163,300	27,240,073
Biogen, Inc.*	68,500	21,442,555
BioMarin Pharmaceutical, Inc.*	43,600	4,033,872
Celgene Corp.*	91,900	9,606,307
CSL Ltd. (Australia)	100,934	8,299,872
Exelixis, Inc.*(a)	327,100	4,183,609
Gilead Sciences, Inc.	286,296	22,651,740
Incyte Corp.*	93,400	8,806,686
Insmed, Inc.*	4,000	58,080
Ionis Pharmaceuticals, Inc.*(a)	76,700	2,810,288
Neurocrine Biosciences, Inc.*	59,000	2,987,760
Regeneron Pharmaceuticals, Inc.*	18,900	7,598,178
Shire PLC, ADR	155,840	30,211,142

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
United Therapeutics Corp.*	5,200	$614,016
Vertex Pharmaceuticals, Inc.*	144,667	12,616,409

		200,034,275

Building Products — 0.1%
A.O. Smith Corp.	21,900	2,163,501
Allegion PLC	166,700	11,487,297
Quanex Building Products Corp.	106,900	1,845,094

		15,495,892

Capital Markets — 1.5%
Ameriprise Financial, Inc.	148,655	14,831,309
Bank of New York Mellon Corp. (The)	520,100	20,741,588
BlackRock, Inc.	28,900	10,475,094
CBOE Holdings, Inc.	43,800	2,840,430
Charles Schwab Corp. (The)	210,100	6,632,857
Close Brothers Group PLC (United Kingdom)	145,348	2,577,912
CME Group, Inc.	156,200	16,326,024
Credit Suisse Group AG (Switzerland)*	337,803	4,439,621
E*TRADE Financial Corp.*	423,800	12,341,056
FactSet Research Systems, Inc.(a)	20,200	3,274,420
Financial Engines, Inc.(a)	82,500	2,451,075
GAM Holding AG (Switzerland)*	575,322	5,511,112
Intercontinental Exchange, Inc.	63,240	17,034,326
Janus Capital Group, Inc.	70,400	986,304
Legg Mason, Inc.	140,500	4,703,940
Macquarie Group Ltd. (Australia)	212,912	13,465,524
Morgan Stanley	810,800	25,994,248
MSCI, Inc.	33,100	2,778,414
Och-Ziff Capital Management Group LLC (Class A Stock)	351,000	1,523,340
S&P Global, Inc.(a)	82,600	10,453,856
State Street Corp.	337,400	23,493,162
TD Ameritrade Holding Corp.	330,700	11,653,868
Waddell & Reed Financial, Inc. (Class A Stock)	106,100	1,926,776

		216,456,256

Chemicals — 1.2%
AgroFresh Solutions, Inc.*(a)	126,000	666,540
Air Liquide SA (France)	88,088	9,446,300
Air Liquide SA (I-2016 Shares) (France)*	3,810	408,573
Akzo Nobel NV (Netherlands)	6,521	441,082
Asahi Kasei Corp. (Japan)	1,553,000	12,376,109
Ashland Global Holdings, Inc.	172,925	20,050,654
BASF SE (Germany)	163,083	13,964,102
Cabot Corp.	20,700	1,084,887
Celanese Corp. (Class A Stock)	38,300	2,549,248
CF Industries Holdings, Inc.(a)	138,400	3,370,040
Covestro AG (Germany)	143,226	8,475,886
Croda International PLC (United Kingdom)	15,243	687,825
E.I. du Pont de Nemours & Co.	536,500	35,929,405
Flotek Industries, Inc.*(a)	192,540	2,799,532
Incitec Pivot Ltd. (Australia)	137,966	299,858
Ingevity Corp.*	3,631	167,389
KMG Chemicals, Inc.	66,600	1,886,778
Minerals Technologies, Inc.	39,600	2,799,324
Monsanto Co.	121,300	12,396,860
Orion Engineered Carbons SA	8,100	151,794
PolyOne Corp.	5,700	192,717

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
PPG Industries, Inc.	8,700	$899,232
Praxair, Inc.	117,761	14,229,062
RPM International, Inc.	283,800	15,245,736
Senomyx, Inc.*(a)	122,500	521,850
Sherwin-Williams Co. (The)	1,300	359,658
Taiyo Nippon Sanso Corp. (Japan)	110,600	1,153,982
Tosoh Corp. (Japan)	447,000	2,755,133
Umicore SA (Belgium)(a)	148,973	9,353,922
Valvoline, Inc.*(a)	8,890	208,826
Victrex PLC (United Kingdom)	42,369	860,160

		175,732,464

Commercial Services & Supplies — 0.2%
Copart, Inc.*	6,000	321,360
KAR Auction Services, Inc.	53,200	2,296,112
Mobile Mini, Inc.(a)	44,750	1,351,450
Rollins, Inc.(a)	87,200	2,553,216
Stericycle, Inc.*(a)	121,600	9,745,024
Waste Connections, Inc. (Canada)	144,800	10,816,560

		27,083,722

Communications Equipment — 0.7%
Arista Networks, Inc.*(a)	33,300	2,833,164
Cisco Systems, Inc.	1,740,494	55,208,470
Finisar Corp.*	115,737	3,448,963
Harris Corp.	219,600	20,117,556
Palo Alto Networks, Inc.*(a)	27,900	4,445,307
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,161,125	8,383,652

		94,437,112

Construction & Engineering
Aegion Corp.*	60,600	1,155,642
Granite Construction, Inc.	9,600	477,504
Valmont Industries, Inc.(a)	11,500	1,547,555

		3,180,701

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	63,000	174,124
China National Building Material Co. Ltd. (China) (Class H Stock)	322,000	144,208
Martin Marietta Materials, Inc.(a)	71,500	12,806,365
Vulcan Materials Co.	157,700	17,935,221

		31,059,918

Consumer Finance — 0.1%
Ally Financial, Inc.	198,000	3,855,060
Credit Saison Co. Ltd. (Japan)	462,600	7,680,217
SLM Corp.*	352,600	2,633,922

		14,169,199

Containers & Packaging — 0.2%
Ball Corp.(a)	126,000	10,325,700
Bemis Co., Inc.	18,000	918,180
Graphic Packaging Holding Co.	44,000	615,560
International Paper Co.	197,200	9,461,656
Intertape Polymer Group, Inc. (Canada)	8,009	138,209
Myers Industries, Inc.	137,100	1,780,929
Orora Ltd. (Australia)	212,341	514,987
Vidrala SA (Spain)	7,343	429,444

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
WestRock Co.	17,390	$843,067

		25,027,732

Diversified Consumer Services — 0.1%
Ascent Capital Group, Inc. (Class A Stock)*	48,742	1,129,352
Houghton Mifflin Harcourt Co.*	93,400	1,252,494
Service Corp. International	89,300	2,370,022
ServiceMaster Global Holdings, Inc.*	58,600	1,973,648
Silver Run Acquisition Corp.*	29,959	539,562

		7,265,078

Diversified Financial Services — 0.3%
African Bank Investments Ltd. (South Africa)*^(g)	295,568	—
Berkshire Hathaway, Inc. (Class B Stock)*	178,398	25,773,159
Challenger Ltd. (Australia)	1,802,434	14,114,373
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,686,600	7,739,688

		47,627,220

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,053,515	42,783,244
KT Corp. (South Korea)	316,907	9,195,328
Nippon Telegraph & Telephone Corp. (Japan)	780,000	35,674,072
SBA Communications Corp. (Class A Stock)*	34,900	3,914,384
TDC A/S (Denmark)*	2,351,601	13,849,467
Telecom Italia SpA (Italy)*	9,539,980	6,476,189
Telefonica Deutschland Holding AG (Germany)	3,777,764	15,231,723
Telefonica SA (Spain)	1,192,654	12,061,426
Telstra Corp. Ltd. (Australia)	1,075,035	4,286,294
Verizon Communications, Inc.	797,400	41,448,852

		184,920,979

Electric Utilities — 1.0%
American Electric Power Co., Inc.	55,800	3,582,918
Edison International	416,900	30,121,025
Exelon Corp.	772,500	25,716,525
Great Plains Energy, Inc.	71,100	1,940,319
NextEra Energy, Inc.	182,300	22,298,936
OGE Energy Corp.	96,300	3,045,006
PG&E Corp.	674,012	41,229,314
PNM Resources, Inc.	78,400	2,565,248
Portland General Electric Co.	65,700	2,798,163
Red Electrica Corp. SA (Spain)	9,096	196,261
SSE PLC (United Kingdom)	460,405	9,348,802

		142,842,517

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)*	585,756	13,201,753
Eaton Corp. PLC	58,400	3,837,464
Emerson Electric Co.	171,700	9,359,367
Gamesa Corp. Tecnologica SA (Spain)	10,368	248,417
Legrand SA (France)	221,175	13,038,138
Mitsubishi Electric Corp. (Japan)	2,172,000	27,837,893
Sensata Technologies Holding NV*(a)	250,600	9,718,268
TPI Composites, Inc.*(a)	1,931	41,053
Vestas Wind Systems A/S (Denmark)	2,057	169,916

		77,452,269

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	90,000	$5,842,800
AVX Corp.	122,800	1,693,412
Belden, Inc.(a)	19,750	1,362,553
Coherent, Inc.*	1,600	176,864
Control4 Corp.*	88,500	1,086,780
Hamamatsu Photonics KK (Japan)(a)	184,200	5,666,997
Keysight Technologies, Inc.*	234,900	7,443,981
Omron Corp. (Japan)	276,600	9,956,194
TE Connectivity Ltd. (Switzerland)	241,500	15,547,770

		48,777,351

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)*	132,088	620,606
Baker Hughes, Inc.	197,000	9,942,590
Dril-Quip, Inc.*	6,100	340,014
Exterran Corp.*	94,450	1,480,976
FMC Technologies, Inc.*(a)	205,600	6,100,152
Frank’s International NV(a)	11,300	146,900
Halliburton Co.	52,200	2,342,736
John Wood Group PLC (United Kingdom)	42,022	413,637
Oceaneering International, Inc.	22,900	629,979
SBM Offshore NV (Netherlands)	58,340	828,448
Schlumberger Ltd.	143,468	11,282,324
Tenaris SA (Luxembourg)	50,548	719,972
Tesco Corp.	200,090	1,632,734
WorleyParsons Ltd. (Australia)*	783,423	5,083,200

		41,564,268

Equity Real Estate Investment Trusts (REITs) — 2.3%
Acadia Realty Trust(a)	31,400	1,137,936
Alexandria Real Estate Equities, Inc.(a)	12,800	1,392,256
American Campus Communities, Inc.	34,900	1,775,363
American Tower Corp.	214,935	24,358,584
AvalonBay Communities, Inc.	129,590	23,046,286
Boston Properties, Inc.	28,650	3,904,709
Brookfield Canada Office Properties (Canada)	39,300	824,373
Camden Property Trust(a)	23,600	1,976,264
Canadian Real Estate Investment Trust (Canada)	14,400	516,532
CapitaLand Mall Trust (Singapore)	696,000	1,108,853
Charter Hall Retail REIT (Australia)	213,280	694,213
Concentradora Fibra Danhos SA de CV (Mexico)	262,200	473,291
Corporate Office Properties Trust	19,900	564,165
Crown Castle International Corp.	135,294	12,746,048
DCT Industrial Trust, Inc.	31,475	1,528,111
Derwent London PLC (United Kingdom)	19,465	656,088
Douglas Emmett, Inc.	90,900	3,329,667
Duke Realty Corp.	66,700	1,822,911
EastGroup Properties, Inc.	32,600	2,398,056
Equinix, Inc.	31,400	11,311,850
Equity Commonwealth*	53,300	1,610,726
Equity Residential	252,700	16,256,191
Essex Property Trust, Inc.(a)	17,009	3,787,904
Federal Realty Investment Trust(a)	72,800	11,206,104
Gecina SA (France)	7,917	1,247,643
General Growth Properties, Inc.	459,260	12,675,576
Great Portland Estates PLC (United Kingdom)	593,235	4,864,858
Healthcare Realty Trust, Inc.(a)	44,600	1,519,076

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Highwoods Properties, Inc.	22,000	$1,146,640
Host Hotels & Resorts, Inc.(a)	62,100	966,897
Iron Mountain, Inc.(a)	197,338	7,406,095
Kilroy Realty Corp.	29,000	2,011,150
Kimco Realty Corp.	99,700	2,886,315
Klepierre (France)	32,408	1,487,631
LaSalle Hotel Properties(a)	107,800	2,573,186
Macerich Co. (The)	47,400	3,833,238
Mitsui Fudosan Logistics Park, Inc. (Japan)* .	158	518,850
Mori Hills REIT Investment Corp. (Japan)	646	966,899
Nippon Accommodations Fund, Inc. (Japan).	354	1,652,976
Nippon Prologis REIT, Inc. (Japan)	309	781,538
Paramount Group, Inc.(a)	197,700	3,240,303
Pebblebrook Hotel Trust(a)	24,200	643,720
Prologis, Inc.	108,400	5,803,736
PS Business Parks, Inc.	9,100	1,033,487
Public Storage	16,740	3,735,364
Rayonier, Inc.	100,500	2,667,270
Regency Centers Corp.	75,339	5,838,019
RLJ Lodging Trust	29,730	625,222
Saul Centers, Inc.	22,800	1,518,480
Scentre Group (Australia)	2,864,126	10,340,043
Shaftesbury PLC (United Kingdom)	116,221	1,459,857
Simon Property Group, Inc.	182,161	37,709,149
SL Green Realty Corp.(a)	113,600	12,280,160
Sunstone Hotel Investors, Inc.(a)	99,777	1,276,148
Taubman Centers, Inc.	46,200	3,437,742
Terreno Realty Corp.	72,000	1,980,720
Unibail-Rodamco SE (France)	50,543	13,628,126
Urban Edge Properties	74,380	2,093,053
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	1,629,837
VEREIT, Inc.	1,029,400	10,674,878
Vicinity Centres (Australia)	713,580	1,740,256
Vornado Realty Trust	153,800	15,566,098
Washington Prime Group, Inc.	211,400	2,617,132
Washington Real Estate Investment Trust	44,600	1,387,952
Weingarten Realty Investors	102,930	4,012,211
Weyerhaeuser Co.	267,606	8,547,336

		330,451,348

Food & Staples Retailing — 0.8%
Casey’s General Stores, Inc.(a)	14,900	1,790,235
Costco Wholesale Corp.	141,600	21,595,416
CVS Health Corp.	142,804	12,708,128
Kroger Co. (The)	319,900	9,494,632
Seven & i Holdings Co. Ltd. (Japan)	367,400	17,368,944
Sysco Corp.(a)	96,100	4,709,861
Walgreens Boots Alliance, Inc.	309,932	24,986,718
Wal-Mart Stores, Inc.	295,000	21,275,400

		113,929,334

Food Products — 1.3%
Blue Buffalo Pet Products, Inc.*(a)	95,300	2,264,328
Bunge Ltd.	145,300	8,606,119
ConAgra Foods, Inc.	275,500	12,978,805
Danone SA (France)	88,162	6,546,312
Flowers Foods, Inc.(a)	106,500	1,610,280
Hershey Co. (The)	57,600	5,506,560
Ingredion, Inc.	14,400	1,916,064
Kraft Heinz Co. (The)	327,500	29,314,525

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Mead Johnson Nutrition Co.	35,800	$2,828,558
Mondelez International, Inc. (Class A Stock)	695,885	30,549,351
Nestle SA (Switzerland)	726,043	57,331,317
Pinnacle Foods, Inc.	31,800	1,595,406
Post Holdings, Inc.*	30,500	2,353,685
Tyson Foods, Inc. (Class A Stock)	135,500	10,117,785
Wilmar International Ltd. (Singapore)	4,254,200	10,100,267

		183,619,362

Gas Utilities — 0.1%
Atmos Energy Corp.	86,500	6,441,655
Chesapeake Utilities Corp.	24,820	1,515,509
ONE Gas, Inc.	43,800	2,708,592
South Jersey Industries, Inc.	6,000	177,300

		10,843,056

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	430,500	18,205,845
Align Technology, Inc.*	32,600	3,056,250
Atrion Corp.	2,800	1,194,480
Becton, Dickinson and Co.	117,559	21,128,879
Cooper Cos., Inc. (The)	11,900	2,133,194
Danaher Corp.	514,400	40,323,816
DENTSPLY SIRONA, Inc.	138,463	8,228,856
Elekta AB (Sweden) (Class B Stock)	582,902	5,643,673
GenMark Diagnostics, Inc.*(a)	226,600	2,673,880
GN Store Nord A/S (Denmark)	501,484	10,814,147
Halyard Health, Inc.*	29,800	1,032,868
Hologic, Inc.*	173,300	6,729,239
Intuitive Surgical, Inc.*	34,000	24,644,220
Medtronic PLC	310,489	26,826,250
Sonova Holding AG (Switzerland)	31,234	4,428,863
St. Jude Medical, Inc.	21,900	1,746,744
Stryker Corp.(a)	175,700	20,453,237
Teleflex, Inc.	17,800	2,991,290
West Pharmaceutical Services, Inc.	27,600	2,056,200

		204,311,931

Health Care Providers & Services — 1.2%
Aetna, Inc.	202,600	23,390,170
Anthem, Inc.	103,900	13,019,709
Centene Corp.*	153,000	10,244,880
Cigna Corp.	66,800	8,705,376
Diplomat Pharmacy, Inc.*(a)	75,400	2,111,954
Envision Healthcare Holdings, Inc.*	59,800	1,331,746
Fresenius SE & Co. KGaA (Germany)	336,183	26,854,960
HCA Holdings, Inc.*	106,700	8,069,721
Humana, Inc.	143,300	25,348,337
McKesson Corp.	62,805	10,472,734
Miraca Holdings, Inc. (Japan)	184,200	9,184,861
Team Health Holdings, Inc.*(a)	71,800	2,337,808
UnitedHealth Group, Inc.	204,200	28,588,000
Universal Health Services, Inc. (Class B Stock)	42,000	5,175,240
WellCare Health Plans, Inc.*	26,000	3,044,340

		177,879,836

Health Care Technology — 0.1%
athenahealth, Inc.*(a)	22,400	2,825,088
IMS Health Holdings, Inc.*	86,700	2,717,178

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
Veeva Systems, Inc. (Class A Stock)*(a)	117,000	$4,829,760

		10,372,026

Hotels, Restaurants & Leisure — 0.8%
Bloomin’ Brands, Inc.	135,800	2,341,192
Choice Hotels International, Inc.	33,800	1,523,704
Compass Group PLC (United Kingdom)	910,554	17,634,284
Del Frisco’s Restaurant Group, Inc.*	82,500	1,111,275
Hilton Worldwide Holdings, Inc.(a)	492,582	11,294,905
Jack in the Box, Inc.	14,200	1,362,348
Las Vegas Sands Corp.(a)	89,000	5,121,060
Lindblad Expeditions Holdings, Inc.*	153,500	1,381,500
Marriott International, Inc. (Class A Stock)(a)	152,500	10,267,825
McDonald’s Corp.	165,000	19,034,400
MGM Resorts International*	327,631	8,528,235
Norwegian Cruise Line Holdings Ltd.*(a)	152,000	5,730,400
Red Robin Gourmet Burgers, Inc.*	48,400	2,175,096
Royal Caribbean Cruises Ltd.(a)	56,300	4,219,685
Starbucks Corp.	487,600	26,398,664
Yum! Brands, Inc.	31,200	2,833,272

		120,957,845

Household Durables — 0.3%
Lennar Corp. (Class A Stock)(a)	100,500	4,255,170
Meritage Homes Corp.*(a)	65,200	2,262,440
Panasonic Corp. (Japan)	1,122,400	11,225,750
Persimmon PLC (United Kingdom)	592,198	13,924,028
PulteGroup, Inc.	83,200	1,667,328
Sony Corp. (Japan)	197,200	6,533,353
Tempur Sealy International, Inc.*(a)	30,800	1,747,592
TRI Pointe Group, Inc.*	235,200	3,099,936

		44,715,597

Household Products — 0.6%
Colgate-Palmolive Co.	163,300	12,107,062
Energizer Holdings, Inc.	52,300	2,612,908
Procter & Gamble Co. (The)	757,555	67,990,561

		82,710,531

Independent Power & Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	611,600	6,856,036

Industrial Conglomerates — 1.1%
CK Hutchison Holdings Ltd. (Hong Kong)	1,432,693	18,313,034
DCC PLC (United Kingdom)	175,932	15,984,492
General Electric Co.(a)	1,414,200	41,888,604
Honeywell International, Inc.	116,300	13,559,417
Koninklijke Philips NV (Netherlands)	605,526	17,917,348
Roper Technologies, Inc.(a)	154,700	28,228,109
Sembcorp Industries Ltd. (Singapore)	1,300,911	2,489,618
Siemens AG (Germany)	205,605	24,109,431

		162,490,053

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.*	149,498	20,793,677

Insurance — 2.5%
AIA Group Ltd. (Hong Kong)	2,121,400	14,265,872
Allianz SE (Germany)	94,678	14,070,190
American International Group, Inc.	636,000	37,740,240
Aviva PLC (United Kingdom)	2,821,279	16,098,346
AXA SA (France)	1,129,663	24,019,221
Chubb Ltd.	102,027	12,819,693

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
CNA Financial Corp.	443,184	$15,249,961
Direct Line Insurance Group PLC (United Kingdom)	2,460,300	11,621,741
First American Financial Corp.	64,200	2,521,776
FNF Group	187,900	6,935,389
Infinity Property & Casualty Corp.	14,500	1,198,135
Kemper Corp.	34,800	1,368,336
Loews Corp.	524,600	21,587,290
Markel Corp.*	1,000	928,770
Marsh & McLennan Cos., Inc.	395,500	26,597,375
MetLife, Inc.	370,670	16,468,868
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	70,934	13,248,128
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,472,500	7,719,123
Prudential PLC (United Kingdom)	910,560	16,141,098
RSA Insurance Group PLC (United Kingdom)	2,085,959	14,732,202
Sentry Holdings (United Kingdom) (Class A Stock)*^(g)	143	—
State Auto Financial Corp.	85,100	2,026,231
Storebrand ASA (Norway)*	1,883,899	9,336,913
Sun Life Financial, Inc. (Canada)	488,000	15,879,203
Tokio Marine Holdings, Inc. (Japan)	518,200	19,872,960
White Mountains Insurance Group Ltd.	3,500	2,905,000
Willis Towers Watson PLC(a)	142,782	18,957,166
XL Group Ltd. (Ireland)	665,540	22,382,110

		366,691,337

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	142,163	119,034,502
Etsy, Inc.*	233,000	3,327,240
Priceline Group, Inc. (The)*	35,910	52,841,206

		175,202,948

Internet Software & Services — 2.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	87,774	9,285,611
Alphabet, Inc. (Class C Stock)*	96,328	74,874,791
Alphabet, Inc. (Class A Stock)*	74,050	59,540,643
Angie’s List, Inc.*(a)	196,500	1,947,315
Baidu, Inc. (China), ADR*	34,900	6,354,243
Cornerstone OnDemand, Inc.*	35,900	1,649,605
Facebook, Inc. (Class A Stock)*	730,300	93,675,581
Five9, Inc.*	164,600	2,580,928
Kakaku.com, Inc. (Japan)	305,700	5,535,581
LinkedIn Corp. (Class A Stock)*	23,700	4,529,544
Match Group, Inc.*(a)	39,500	702,705
NAVER Corp. (South Korea)	7,803	6,281,908
Pandora Media, Inc.*(a)	174,400	2,499,152
Rackspace Hosting, Inc.*	39,300	1,245,417
SPS Commerce, Inc.*	24,000	1,761,840
Tencent Holdings Ltd. (China)	463,300	12,880,683
Twitter, Inc.*(a)	45,900	1,057,995
VeriSign, Inc.*(a)	148,760	11,638,982
Xactly Corp.*	99,700	1,467,584
Yahoo Japan Corp. (Japan)	3,322,600	13,253,224
Yahoo!, Inc.*	423,600	18,257,160
Zillow Group, Inc. (Class C Stock)*(a)	56,900	1,971,585
Zillow Group, Inc. (Class A Stock)*(a)	58,500	2,015,325

		335,007,402

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 1.5%
Accenture PLC (Class A Stock)	180,900	$22,100,553
Automatic Data Processing, Inc.	52,600	4,639,320
Black Knight Financial Services, Inc. (Class A Stock)*(a)	24,600	1,006,140
Blackhawk Network Holdings, Inc.*	71,600	2,160,172
Booz Allen Hamilton Holding Corp.	8,000	252,880
Cognizant Technology Solutions Corp. (Class A Stock)*	158,700	7,571,577
CoreLogic, Inc.*	68,800	2,698,336
EPAM Systems, Inc.*	37,200	2,578,332
Fidelity National Information Services, Inc.	177,100	13,642,013
FleetCor Technologies, Inc.*	14,300	2,484,339
Infosys Ltd. (India), ADR	773,300	12,202,674
International Business Machines Corp.(a)	21,750	3,454,987
Jack Henry & Associates, Inc.	19,010	1,626,305
MasterCard, Inc. (Class A Stock)	568,100	57,815,537
PayPal Holdings, Inc.*	806,800	33,054,596
Sabre Corp.	13,000	366,340
Travelport Worldwide Ltd.	175,000	2,630,250
Vantiv, Inc. (Class A Stock)*	37,600	2,115,752
Visa, Inc. (Class A Stock)(a)	552,400	45,683,480
WEX, Inc.*	26,900	2,907,621

		220,991,204

Leisure Products — 0.1%
Mattel, Inc.(a)	390,298	11,818,223

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	244,000	11,489,960
Bruker Corp.	37,880	857,982
Thermo Fisher Scientific, Inc.	138,900	22,093,434

		34,441,376

Machinery — 0.8%
AGCO Corp.	4,500	221,940
Chart Industries, Inc.*	69,900	2,294,817
CLARCOR, Inc.	73,100	4,751,500
Cummins, Inc.(a)	99,700	12,776,555
EnPro Industries, Inc.	26,700	1,517,094
Flowserve Corp.(a)	303,400	14,636,016
Fortive Corp.	222,850	11,343,065
Graco, Inc.	23,600	1,746,400
Greenbrier Cos., Inc. (The)(a)	47,000	1,659,100
Harsco Corp.	135,000	1,340,550
Hillenbrand, Inc.	71,900	2,274,916
Illinois Tool Works, Inc.	162,200	19,438,048
Manitowoc Foodservice, Inc.*	76,200	1,235,964
Middleby Corp. (The)*	17,400	2,150,988
Mueller Water Products, Inc. (Class A Stock)	32,900	412,895
Pentair PLC (United Kingdom)(a)	112,200	7,207,728
RBC Bearings, Inc.*	18,300	1,399,584
Sandvik AB (Sweden)	47,723	525,130
SMC Corp. (Japan)	26,800	7,738,038
Stanley Black & Decker, Inc.	55,900	6,874,582
Sun Hydraulics Corp.	44,800	1,445,696
THK Co. Ltd. (Japan)	567,900	11,170,724
Wabtec Corp.(a)	38,800	3,168,020
Watts Water Technologies, Inc. (Class A Stock)	7,000	453,880

		117,783,230

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.1%
AP Moeller-Maersk A/S (Denmark) (Class B Stock)	5,588	$8,219,366
Kirby Corp.*(a)	47,900	2,977,464
Matson, Inc.	62,800	2,504,464
Nippon Yusen KK (Japan)	1,688,000	3,160,502

		16,861,796

Media — 1.5%
Cable One, Inc.	5,100	2,978,400
Charter Communications, Inc. (Class A Stock)*	94,098	25,403,637
Comcast Corp. (Class A Stock)	783,700	51,990,658
CyberAgent, Inc. (Japan)	285,600	8,490,717
DISH Network Corp. (Class A Stock)*	52,300	2,864,994
Eutelsat Communications SA (France)	403,199	8,345,197
Informa PLC (United Kingdom)	503,778	4,647,776
Liberty Broadband Corp. (Class C Stock)*(a)	29,900	2,137,252
Liberty Global PLC (United Kingdom) (Class A Stock)*	336,869	11,514,182
Liberty Global PLC (United Kingdom) (Class C Stock)*	128,232	4,236,785
Sky PLC (United Kingdom)	1,191,636	13,811,119
Time Warner, Inc.	108,800	8,661,568
Twenty-First Century Fox, Inc. (Class A Stock)	331,700	8,033,774
Walt Disney Co. (The)	339,600	31,535,256
WPP PLC (United Kingdom)	1,027,202	24,144,896

		208,796,211

Metals & Mining — 1.0%
Acerinox SA (Spain)	29,735	393,331
Agnico Eagle Mines Ltd. (Canada)	47,000	2,546,460
Alcoa, Inc.	419,400	4,252,716
Alrosa PJSC (Russia)	161,397	222,650
Anglo American PLC (United Kingdom)*	205,132	2,558,147
Antofagasta PLC (Chile)(a)	830,829	5,627,939
ArcelorMittal (Luxembourg), AEX*	222,412	1,356,355
Barrick Gold Corp. (Canada)	279,700	4,956,284
BHP Billiton Ltd. (Australia)	595,315	10,312,355
BHP Billiton PLC (Australia)	904,823	13,607,168
BlueScope Steel Ltd. (Australia)	33,934	202,587
Carpenter Technology Corp.(a)	65,300	2,694,278
Centamin PLC (United Kingdom)	417,561	802,032
Cia de Minas Buenaventura SAA (Peru), ADR*	160,700	2,224,088
Eldorado Gold Corp. (Canada)*(a)	104,900	412,257
First Quantum Minerals Ltd. (Canada)	137,900	1,141,502
Franco-Nevada Corp. (Canada), NYSE	69,900	4,883,913
Franco-Nevada Corp. (Canada), TSX	61,280	4,281,356
Freeport-McMoRan, Inc.(a)	84,340	915,932
Fresnillo PLC (Mexico)	109,257	2,563,606
Glencore PLC (Switzerland)*	1,609,736	4,407,714
Goldcorp, Inc. (Canada)	189,100	3,123,932
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	635,500	1,554,193
Hindalco Industries Ltd. (India)	204,202	469,938
Hitachi Metals Ltd. (Japan)	20,500	252,195
Iluka Resources Ltd. (Australia)	13,051	63,217
Impala Platinum Holdings Ltd. (South Africa)*	234,356	1,184,211

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Industrias Penoles SAB de CV (Mexico)	67,005	$1,603,441
JFE Holdings, Inc. (Japan)	12,100	176,884
Kinross Gold Corp. (Canada)*(a)	322,900	1,359,409
Kobe Steel Ltd. (Japan)*	32,450	294,319
Korea Zinc Co. Ltd. (South Korea)	2,541	1,114,920
Lundin Mining Corp. (Canada)*	124,226	491,431
Maruichi Steel Tube Ltd. (Japan)	9,400	325,035
Mitsubishi Materials Corp. (Japan)	21,000	574,400
MMC Norilsk Nickel PJSC (Russia), ADR	80,793	1,305,262
Newmont Mining Corp.	107,480	4,222,889
Nippon Steel & Sumitomo Metal Corp. (Japan)	66,500	1,364,606
Nucor Corp.(a)	190,400	9,415,280
OceanaGold Corp. (Australia)	87,900	263,978
Osisko Gold Royalties Ltd. (Canada)	26,040	285,022
Petra Diamonds Ltd. (South Africa)	777,733	1,305,361
POSCO (South Korea)	5,797	1,201,538
Randgold Resources Ltd. (United Kingdom)	36,340	3,642,123
Rio Tinto Ltd. (United Kingdom)	193,652	7,703,584
Rio Tinto PLC (United Kingdom)	152,755	5,076,971
Silver Wheaton Corp. (Canada), NYSE	97,400	2,632,722
South32 Ltd. (Australia), ASX	5,391,578	10,045,706
Southern Copper Corp. (Peru)(a)	63,360	1,666,368
Steel Dynamics, Inc.	55,500	1,386,945
Sumitomo Metal Mining Co. Ltd. (Japan)	70,000	966,822
Tahoe Resources, Inc.	12,400	158,976
Tata Steel Ltd. (India)	83,053	468,067
Teck Resources Ltd. (Canada) (Class B Stock)	91,200	1,644,336
thyssenkrupp AG (Germany)	59,405	1,419,365
Turquoise Hill Resources Ltd. (Canada)*	248,900	739,233
Vale SA (Brazil), ADR(a)	339,130	1,865,215
voestalpine AG (Austria)	4,808	166,218
Worthington Industries, Inc.	6,200	297,786
Yamana Gold, Inc. (Canada)	200,100	862,431

		143,056,999

Mortgage Real Estate Investment Trusts (REITs)
Annaly Capital Management, Inc.	71,522	750,981
Redwood Trust, Inc.	204,700	2,898,552

		3,649,533

Multiline Retail — 0.2%
Dollar General Corp.	295,250	20,664,547
Lojas Renner SA (Brazil)	690,274	5,215,021
Marks & Spencer Group PLC (United Kingdom)	1,447,487	6,209,862
Tuesday Morning Corp.*	69,000	412,620

		32,502,050

Multi-Utilities — 0.5%
DTE Energy Co.	141,200	13,226,204
E.ON SE (Germany)	529,192	3,761,248
Engie SA (France)(a)	1,009,798	15,656,708
National Grid PLC (United Kingdom)	1,347,321	19,027,881
NiSource, Inc.	943,068	22,737,369

		74,409,410

Oil, Gas & Consumable Fuels — 2.8%
Advantage Oil & Gas Ltd. (Canada)*	72,500	508,404
Apache Corp.(a)	110,500	7,057,635
ARC Resources Ltd. (Canada)(a)	37,500	678,284

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Beach Energy Ltd. (Australia)	3,810,154	$1,949,431
Canadian Natural Resources Ltd. (Canada)	19,600	627,984
Cenovus Energy, Inc. (Canada)	21,900	314,324
Cheniere Energy, Inc.*	8,700	379,320
Chevron Corp.(a)	235,422	24,229,632
Cimarex Energy Co.	62,421	8,387,510
Concho Resources, Inc.*(a)	112,800	15,493,080
CONSOL Energy, Inc.	23,100	443,520
Continental Resources, Inc.*(a)	184,200	9,571,032
Crew Energy, Inc. (Canada)*	58,300	304,842
Diamondback Energy, Inc.*	48,500	4,682,190
Encana Corp. (Canada)	50,500	528,735
Energen Corp.	12,700	733,044
EOG Resources, Inc.	133,720	12,932,061
EQT Corp.	194,522	14,126,188
Exxon Mobil Corp.	1,204,312	105,112,351
Gulfport Energy Corp.*	22,200	627,150
Hess Corp.(a)	174,230	9,342,213
HollyFrontier Corp.(a)	22,900	561,050
Kelt Exploration Ltd. (Canada)*	85,100	375,570
Koninklijke Vopak NV (Netherlands)	13,267	695,818
Kosmos Energy Ltd.*(a)	282,200	1,808,902
Lundin Petroleum AB (Sweden)*	16,019	293,211
Marathon Petroleum Corp.	162,800	6,608,052
Matador Resources Co.*(a)	172,100	4,188,914
NuVista Energy Ltd. (Canada)*	53,620	276,284
Oasis Petroleum, Inc.*	20,500	235,135
Occidental Petroleum Corp.	386,000	28,147,120
Painted Pony Petroleum Ltd. (Canada)*	42,570	261,854
Parsley Energy, Inc. (Class A Stock)*	25,100	841,101
Peyto Exploration & Development Corp. (Canada)(a)	37,300	1,046,828
Pioneer Natural Resources Co.(a)	10,100	1,875,065
QEP Resources, Inc.	19,400	378,882
Rice Energy, Inc.*	34,800	908,628
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	88,950	2,306,078
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	687,700	36,331,191
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	37,924	912,870
Southwestern Energy Co.*(a)	623,900	8,634,776
Spectra Energy Corp.	11,700	500,175
Statoil ASA (Norway)	674,574	11,324,949
Suncor Energy, Inc. (Canada)	18,000	500,040
Synergy Resources Corp.*(a)	318,659	2,208,307
Targa Resources Corp	6,200	304,482
TOTAL SA (France)	558,601	26,567,526
TOTAL SA (France), ADR	324,800	15,492,960
Tourmaline Oil Corp. (Canada)*	53,594	1,451,832
TransCanada Corp. (Canada)	269,200	12,803,152
Valero Energy Corp.	191,400	10,144,200
Western Refining, Inc.	26,800	709,128
Woodside Petroleum Ltd. (Australia)	35,120	778,709
WPX Energy, Inc.*	45,000	593,550

		398,095,269

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	15,662	1,012,862
Louisiana-Pacific Corp.*	87,100	1,640,093

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Stora Enso OYJ (Finland) (Class R Stock)	916,054	$8,137,571

		10,790,526

Personal Products — 0.5%
Coty, Inc. (Class A Stock)*	18,000	423,000
L’Oreal SA (France)	105,398	19,921,329
Pola Orbis Holdings, Inc. (Japan)	86,900	7,779,017
Unilever PLC (United Kingdom)	914,689	43,282,937

		71,406,283

Pharmaceuticals — 3.4%
Allergan PLC*	127,892	29,454,807
Astellas Pharma, Inc. (Japan)	1,713,000	26,755,447
Bayer AG (Germany)	381,986	38,363,158
Bristol-Myers Squibb Co.	493,100	26,587,952
Catalent, Inc.*	41,680	1,077,011
Eli Lilly & Co.	394,100	31,630,466
GlaxoSmithKline PLC (United Kingdom), ADR	246,800	10,644,484
Johnson & Johnson	691,846	81,727,768
Mallinckrodt PLC*	291,200	20,319,936
Merck & Co., Inc.(a)	719,700	44,916,477
Novartis AG (Switzerland)	500,974	39,537,032
Novo Nordisk A/S (Denmark) (Class B Stock)	178,877	7,455,364
Pacira Pharmaceuticals, Inc.*(a)	26,400	903,408
Pfizer, Inc.	1,009,574	34,194,271
Roche Holding AG (Switzerland)	147,283	36,599,621
Sanofi (France)	318,880	24,283,136
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	233,300	11,181,986
TherapeuticsMD, Inc.*(a)	243,800	1,660,278
Zoetis, Inc.	319,500	16,617,195

		483,909,797

Professional Services — 0.1%
Advisory Board Co. (The)*	30,460	1,362,780
Equifax, Inc.	25,900	3,485,622
Exponent, Inc.(a)	16,400	837,384
IHS Markit Ltd.*	97,159	3,648,320
Recruit Holdings Co. Ltd. (Japan)	196,900	8,032,181
TransUnion*	75,700	2,611,650

		19,977,937

Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.	90,000	3,457,800
Cheung Kong Property Holdings Ltd. (Hong Kong)	1,667,393	12,265,102
Hongkong Land Holdings Ltd. (Hong Kong)	245,100	1,737,759
Howard Hughes Corp. (The)*	9,900	1,133,550
Hufvudstaden AB (Sweden) (Class A Stock)	43,797	758,854
Hysan Development Co. Ltd. (Hong Kong)	167,000	785,745
Iguatemi Empresa de Shopping Centers SA (Brazil)	62,300	567,034
Inmobiliaria Colonial SA (Spain)	107,453	781,562
Jones Lang LaSalle, Inc.	23,300	2,651,307
Mitsubishi Estate Co. Ltd. (Japan)	70,000	1,313,660
Mitsui Fudosan Co. Ltd. (Japan)	382,000	8,126,827
Multiplan Empreendimentos Imobiliarios SA (Brazil)	11,400	222,451
PSP Swiss Property AG (Switzerland)	16,362	1,559,121
REX Holdings, Inc. (Class A Stock)	54,500	2,386,010
St. Joe Co. (The)*	95,800	1,760,804

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Sun Hung Kai Properties Ltd. (Hong Kong)	35,166	$534,620
UNITE Group PLC (The) (United Kingdom)	81,207	667,384
Wharf Holdings Ltd. (The) (Hong Kong)	118,000	865,716

		41,575,306

Road & Rail — 0.3%
Canadian Pacific Railway Ltd. (Canada)	63,630	9,716,301
Central Japan Railway Co. (Japan)	83,500	14,295,621
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	1,606,535
Norfolk Southern Corp.	79,400	7,706,564
Old Dominion Freight Line, Inc.*(a)	39,800	2,730,678
YRC Worldwide, Inc.*	191,100	2,354,352

		38,410,051

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	126,100	8,127,145
Applied Materials, Inc.	499,000	15,044,850
ASML Holding NV (Netherlands)(a)	126,400	13,850,912
ASML Holding NV (Netherlands), SGMX	101,752	11,151,153
Broadcom Ltd. (Singapore)	171,800	29,638,936
Cree, Inc.*(a)	64,600	1,661,512
Diodes, Inc.*	68,700	1,466,058
Intel Corp.	446,800	16,866,700
Lam Research Corp.(a)	80,400	7,614,684
Maxim Integrated Products, Inc.	35,600	1,421,508
Microchip Technology, Inc.(a)	296,500	18,424,510
Micron Technology, Inc.*(a)	439,800	7,819,644
Microsemi Corp.*	7,000	293,860
NXP Semiconductors NV (Netherlands)*	187,400	19,116,674
ON Semiconductor Corp.*	254,610	3,136,795
QUALCOMM, Inc.	625,800	42,867,300
Semtech Corp.*	98,110	2,720,590
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	4,534,749	26,655,906
Texas Instruments, Inc.	130,500	9,158,490
Tokyo Electron Ltd. (Japan)	145,600	12,868,707

		249,905,934

Software — 2.0%
Cadence Design Systems, Inc.*	73,900	1,886,667
CommVault Systems, Inc.*	33,000	1,753,290
Electronic Arts, Inc.*	144,700	12,357,380
Ellie Mae, Inc.*	2,200	231,660
Fleetmatics Group PLC*	19,500	1,169,610
Guidewire Software, Inc.*	43,500	2,609,130
Interactive Intelligence Group, Inc.*(a)	46,400	2,790,496
Intuit, Inc.	82,500	9,075,825
Microsoft Corp.	2,728,600	157,167,360
NetSuite, Inc.*	19,220	2,127,462
Oracle Corp.	262,800	10,322,784
Red Hat, Inc.*	556,380	44,972,195
salesforce.com, Inc.*	381,500	27,212,395
ServiceNow, Inc.*	41,000	3,245,150
Splunk, Inc.*(a)	50,400	2,957,472
SS&C Technologies Holdings, Inc.	17,900	575,485
Tableau Software, Inc. (Class A Stock)*	4,500	248,715
Tangoe, Inc.*	61,100	504,075
Workday, Inc. (Class A Stock)*(a)	30,900	2,833,221

		284,040,372

Specialty Retail — 1.2%
American Eagle Outfitters, Inc.(a)	56,600	1,010,876

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
AutoZone, Inc.*(a)	14,200	$10,910,428
Burlington Stores, Inc.*	40,100	3,248,902
CarMax, Inc.*	24,670	1,316,145
Dick’s Sporting Goods, Inc.	48,900	2,773,608
Home Depot, Inc. (The)	283,100	36,429,308
Kingfisher PLC (United Kingdom)	3,535,979	17,252,169
L Brands, Inc.	91,900	6,503,763
Lowe’s Cos., Inc.	364,600	26,327,766
Murphy USA, Inc.*	9,800	699,328
O’Reilly Automotive, Inc.*	60,900	17,058,699
Ross Stores, Inc.	262,800	16,898,040
TJX Cos., Inc. (The)(a)	205,200	15,344,856
Tractor Supply Co.	160,000	10,776,000

		166,549,888

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	1,350,900	152,719,245
Samsung Electronics Co. Ltd. (South Korea)	9,249	13,473,595
Western Digital Corp.(a)	172,900	10,109,463

		176,302,303

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	655,746	11,701,252
Carter’s, Inc.	22,900	1,985,659
Coach, Inc.(a)	232,100	8,485,576
Culp, Inc.	53,500	1,592,695
Hanesbrands, Inc.(a)	548,800	13,857,200
Kate Spade & Co.*	122,700	2,101,851
Kering (France)	44,892	9,058,490
Moncler SpA (Italy)	460,891	7,867,839
NIKE, Inc. (Class B Stock)	355,900	18,738,135
Samsonite International SA	3,041,100	9,762,698

		85,151,395

Thrifts & Mortgage Finance
Beneficial Bancorp, Inc.	87,130	1,281,682
Capitol Federal Financial, Inc.	61,100	859,677
Kearny Financial Corp.	76,800	1,045,248
Nationstar Mortgage Holdings, Inc.*(a)	99,000	1,466,190
PennyMac Financial Services, Inc. (Class A Stock)*	24,580	418,106

		5,070,903

Tobacco — 0.6%
Altria Group, Inc.	589,700	37,286,731
Philip Morris International, Inc.(a)	484,900	47,141,978

		84,428,709

Trading Companies & Distributors — 0.2%
Mitsubishi Corp. (Japan)	576,800	13,148,774
Sumitomo Corp. (Japan)(a)	1,532,700	17,158,031

		30,306,805

Waste Disposable
Versum Materials, Inc.*	68,250	1,549,275

Water Utilities

California Water Service Group	75,300	2,416,377

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	417,300	4,773,912
SoftBank Group Corp. (Japan)	138,400	8,969,511

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
T-Mobile US, Inc.*	298,400	$13,941,248
Vodafone Group PLC (United Kingdom), ADR(a)	904,204	26,357,547

		54,042,218

TOTAL COMMON STOCKS
(cost $6,934,630,196)		7,784,203,383

PREFERRED STOCKS — 0.1%
Electric Utilities
Great Plains Energy, Inc., CVT, 7.000%*	4,500	231,705
NextEra Energy, Inc., CVT, 6.123%	32,287	1,607,893

		1,839,598

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., CVT, 5.250%*	25,438	2,820,820
American Tower Corp., CVT, 5.500%	2,994	328,112
Crown Castle International Corp., CVT, 4.500%	8,900	1,005,878

		4,154,810

Pharmaceuticals
Allergan PLC, CVT, 5.500%	741	608,828

Wireless Telecommunication Services
T-Mobile US, Inc., CVT, 5.500%	10,976	856,896

TOTAL PREFERRED STOCKS
(cost $7,018,920)		7,460,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 2.6%
Non-Residential Mortgage-Backed Securities — 2.5%
Ally Master Owner Trust,
Series 2014-1, Class A2, Gtd. Notes
1.290%	01/15/19	3,165	$3,165,621
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,539,382
American Express Credit Account Master Trust,
Series 2013-1, Class A
0.944%(c)	02/16/21	2,440	2,448,463
AmeriCredit Automobile Receivables Trust,
Series 2012-5, Class C
1.690%	11/08/18	232	232,365
Series 2013-2, Class D
2.420%	05/08/19	5,835	5,877,061
Series 2015-3, Class B
2.080%	09/08/20	2,880	2,902,299
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,850,668
Series 2016-1, Class A3
1.810%	10/08/20	1,210	1,216,985
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	1,359	1,362,757
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	975	981,695
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,859,025

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2013-2A, Class A, 144A
2.970%	02/20/20	4,230	$4,312,855
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,722,371
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	1,343,538
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, Sub. Notes
2.200%	12/15/22	705	720,954
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,752,820
Cabela’s Credit Card Master Note Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	2,438	2,441,212
Series 2015-2, Class A1
2.250%	07/17/23	2,180	2,220,937
Capital Auto Receivables Asset Trust,
Series 2013-4, Class A3
1.090%	03/20/18	339	339,200
Series 2014-1, Class C
2.840%	04/22/19	595	602,868
Series 2014-2, Class A4
1.620%	10/22/18	5,765	5,779,922
Series 2014-2, Class D
2.810%	08/20/19	307	310,226
Series 2015-2, Class A3
1.730%	09/20/19	4,440	4,458,430
Series 2015-3, Class A2
1.720%	01/22/19	2,030	2,039,856
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,241,598
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Class A1
1.390%	01/15/21	4,620	4,640,986
CarMax Auto Owner Trust,
Series 2012-3, Class D
2.290%	04/15/19	995	996,181
Series 2013-2, Class C
1.610%	03/15/19	1,225	1,228,279
Series 2013-3, Class B
1.910%	03/15/19	3,745	3,771,471
Series 2014-1, Class B
1.690%	08/15/19	495	497,928
Series 2014-1, Class C
1.930%	11/15/19	705	708,232
Series 2016-1, Class A4
1.880%	06/15/21	3,380	3,427,705
Series 2016-2, Class B
2.160%	12/15/21	640	648,042
CCG Receivables Trust,
Series 2014-1, Class A2, Gtd. Notes, 144A
1.060%	11/15/21	765	764,308
Series 2016-1, Class A2, 144A
1.690%	09/14/22	2,895	2,902,603
Chase Issuance Trust,
Series 2015-A2, Class A2
1.590%	02/18/20	3,260	3,279,636
Series 2016-A2, Class A
1.370%	06/15/21	9,200	9,226,919

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2
0.802%(c)	05/26/20	5,845	$5,854,377
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	14,770,694
CNH Equipment Trust,
Series 2012-D, Class B, Sr. Unsec’d. Notes
1.270%	05/15/20	2,075	2,075,723
Series 2016-C, Class A3
1.440%	12/15/21	970	970,852
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	1,807	1,816,874
Diamond Resorts Owner Trust,
Series 2013-2, Class A, Gtd. Notes, 144A
2.270%	05/20/26	574	572,825
Series 2014-1, Class A, 144A
2.540%	05/20/27	1,072	1,073,665
Series 2015-2, Class A, 144A
2.990%	05/22/28	3,134	3,178,034
Discover Card Execution Note Trust,
Series 2012-A6, Class A6, Sr. Unsec’d. Notes
1.670%	01/18/22	7,683	7,770,532
Series 2014-A5, Class A
1.390%	04/15/20	5,675	5,693,259
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,744,812
Series 2016-A3, Class A3
1.850%	10/16/23	9,680	9,760,648
Domino’s Pizza Master Issuer LLC,
Series 2012-1A, Class A2, Sr. Unsec’d. Notes, 144A
5.216%	01/25/42	2,942	3,025,523
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, Sr. Unsec’d. Notes, 144A
2.530%	02/25/27	1,286	1,295,610
Enterprise Fleet Financing LLC,
Series 2014-1, Class A2, Sr. Unsec’d. Notes, 144A
0.870%	09/20/19	316	315,730
Series 2015-1, Class A2, 144A
1.300%	09/20/20	3,603	3,595,993
Series 2016-2, Class A2, 144A
1.740%	02/22/22	1,520	1,521,788
Ford Credit Auto Owner Trust,
Series 2013-B, Class C
1.320%	01/15/19	2,670	2,666,834
Series 2013-C, Class D
2.500%	01/15/20	3,960	3,994,009
Series 2014-1, Class A, 144A
2.260%	11/15/25	2,050	2,089,853
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,530,605
Series 2016-2, Class A, 144A
2.030%	12/15/27	9,780	9,864,106
Series 2016-A, Class A4
1.600%	06/15/21	4,995	5,038,550
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B, Gtd. Notes
2.080%	03/20/20	2,275	2,282,962
Series 2016-2, Class C

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
2.580%	03/20/20	1,390	$1,402,593
Series 2016-3, Class A3
1.610%	12/20/19	2,335	2,346,732
GreatAmerica Leasing Receivables,
Series 2014-1, Class A3, 144A
0.890%	07/15/17	556	556,350
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, Sr. Unsec’d. Notes, 144A
1.770%	11/25/26	1,911	1,896,529
HOA Funding LLC,
Series 2014-1A, Class A2, Sr. Unsec’d. Notes, 144A
4.846%	08/20/44	4,570	4,239,254
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, Sr. Unsec’d. Notes, 144A
1.660%	07/15/19	5,795	5,823,746
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,265,088
Series 2016-B, Class A3, Gtd. Notes, 144A
1.520%	10/15/19	2,195	2,200,141
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	632,592
Series 2016-C, Class A3, 144A
1.490%	02/18/20	3,330	3,331,159
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,766,384
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,865	1,875,223
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,864,956
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,498,941
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,760,420
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	308	307,151
Series 2014-1A, Class A, 144A
2.250%	09/22/31	572	572,029
Series 2015-1A, Class A, 144A
2.520%	12/20/32	3,952	3,975,274
Nissan Auto Lease Trust,
Series 2015-B, Class A3
1.540%	04/16/18	3,390	3,400,992
Nissan Auto Receivables Owner Trust,
Series 2016-A, Class A4
1.590%	07/15/22	2,405	2,418,965
Series 2016-C, Class A3
1.180%	01/15/21	1,260	1,260,133
Palisades Center Trust,
Series 2016-PLSD, Class A, Sr. Unsec’d. Notes, 144A
2.713%	04/13/33	6,255	6,378,935
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D, Revenue Bonds
2.730%	10/15/19	802	814,216
Series 2014-1, Class D, Sr. Unsec’d. Notes
2.910%	04/15/20	786	799,934

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Series 2014-4, Class C
2.600%	11/16/20	434	$ 438,780
Series 2014-4, Class D
3.100%	11/16/20	748	766,970
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	1,065	1,065,175
Series 2015-1A, Class A, 144A
2.400%	03/22/32	1,492	1,499,296
Series 2015-2A, Class A, 144A
2.430%	06/20/32	2,449	2,453,917
Series 2015-3A, Class A, 144A
2.580%	09/20/32	934	939,110
SLM Student Loan Trust,
Series 2008-4, Class A4
2.365%(c)	07/25/22	383	383,714
Series 2008-5, Class A4
2.415%(c)	07/25/23	3,787	3,808,064
Series 2008-9, Class A
2.215%(c)	04/25/23	2,118	2,122,484
SMART Trust (Australia),
Series 2013-1US, Class A4A, Sr. Unsec’d. Notes
1.050%	10/14/18	210	210,104
Series 2013-2US, Class A4A
1.180%	02/14/19	394	392,550
Series 2014-1US, Class A4A, Notes
1.680%	12/14/19	2,685	2,681,297
Series 2015-1US, Class A3A
1.500%	09/14/18	1,780	1,778,132
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,510,275
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,795	2,904,901
Series 2015-C, Class A2A, 144A
2.750%	07/15/27	3,025	3,113,438
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,470	1,498,070
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	3,490	3,498,054
SpringCastle America Funding LLC,
Series 2014-AA, Class A, 144A
2.700%	05/25/23	516	518,111
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,418,487
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A, Sr. Unsec’d. Notes
2.220%	01/15/22	2,515	2,559,169
Series 2012-6, Class B
1.830%	08/17/20	4,900	4,921,925
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,805,436
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,891,606
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,384,190
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,767,259

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Toyota Auto Receivables,
Series 2016-C, Class A3
1.140%	08/17/20	1,105	$1,102,992
Utility Debt Securitization Authority,
Series 2013-T, Class T1, Revenue Bonds
2.042%	06/15/21	1,820	1,832,958
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	6,850	6,899,396
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	9,781	9,824,374
Wheels SPV 2 LLC,
Series 2015-1A, Class A2, 144A
1.270%	04/22/24	2,983	2,983,030
World Omni Auto Receivables Trust,
Series 2016-A, Class A4
1.950%	05/16/22	6,885	7,003,321
World Omni Automobile Lease Securitization Trust,
Series 2014-A, Class A4
1.370%	01/15/20	3,000	3,003,803
Series 2014-A, Class B
1.650%	04/15/20	2,050	2,050,509

			365,737,890

Residential Mortgage-Backed Securities — 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	5	4,649
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%(c)	01/25/35	111	114,176
Series 2004-BC1, Class M2
2.130%(c)	01/25/34	276	261,537
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, , Gtd. Notes, 144A
1.960%	05/17/21	4,225	4,239,501
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,376,678
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	531,166
GSAA Trust,
Series 2005-8, Class A3
0.955%(c)	06/25/35	2,567	2,418,741
Invitation Homes Trust,
Series 2015-SFR3, Class E, 144A
4.281%(c)	08/17/32	369	370,331
Nationstar HECM Loan Trust,
Series 2016-1A, Class A, 144A^
2.981%	02/25/26	887	886,381
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%(c)	08/25/36	191	195,009
Vericrest Opportunity Loan Trust,
Series 2014-NPL9, Class A1, Revenue Bonds, 144A
3.375%(c)	11/25/54	372	371,985
VOLT XXIX LLC,
Series 2014-NP10, Class A1, 144A
3.375%(c)	10/25/54	339	338,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
VOLT XXVII LLC,
Series 2014-NPL7, Class A1, Gtd. Notes, 144A
3.375%(c)	08/27/57	1,459	$1,458,118

			12,567,264

TOTAL ASSET-BACKED SECURITIES
(cost $375,913,724)			378,305,154

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.9%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,769,760
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	13	12,891
Series 2006-3, Class AM
6.059%(c)	07/10/44	9,118	6,814,650
Series 2007-1, Class A4
5.451%	01/15/49	346	347,852
Series 2007-2, Class A4
5.791%(c)	04/10/49	510	513,068
Series 2007-5, Class A4
5.492%	02/10/51	4,489	4,592,972
Barclays Commercial Mortgage Trust,
Series 2015-RRI, Class C, Sr. Sec’d. Notes, 144A
2.574%(c)	05/15/32	246	243,068
Series 2015-RRI, Class D, 144A
3.424%(c)	05/15/32	304	298,308
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPA, 144A
3.524%(c)	12/15/27	276	273,051
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.901%(c)	12/10/49	1,000	1,018,136
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,248,141
Series 2015-GC29, Class A4
3.192%	04/10/48	5,835	6,139,278
Series 2015-GC35, Class A4
3.818%	11/10/48	3,180	3,505,658
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5, Unsec’d. Notes
5.617%	10/15/48	37	37,325
COMM Mortgage Trust,
Series 2014-TWC, Class A, Sr. Unsec’d. Notes, 144A
1.377%(c)	02/13/32	1,950	1,945,572
Series 2014-UBS6, Class A5, Gtd. Notes
3.644%	12/10/47	5,330	5,768,308
Series 2015-CR24, Class A5
3.696%	08/10/55	3,025	3,296,255
Series 2015-CR26, Class A4
3.630%	10/10/48	8,241	8,919,884
Series 2015-LC21, Class B
4.456%(c)	07/10/48	3,055	3,213,563
Series 2015-LC23, Class A2
3.221%	10/10/53	7,785	8,217,652
Series 2015-LC23, Class A4
3.774%	10/10/53	15,720	17,216,849

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-PC1, Class A2
3.148%	07/10/50	1,165	$1,220,213
Series 2015-PC1, Class AM
4.290%	07/10/50	960	1,045,763
Series 2015-PC1, Class B
4.591%(c)	07/10/50	1,505	1,591,753
Series 2016-CR28, Class AHR
3.651%	02/10/49	2,510	2,653,698
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	950	989,195
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	3,520	3,549,024
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	8,685	9,391,132
Series 2015-GLPB, Class B, 144A
3.938%(c)	11/15/34	3,875	4,044,517
Series 2015-TOWN, Class B, 144A
2.424%(c)	03/15/17	137	134,425
Series 2015-TOWN, Class C, 144A
2.774%(c)	03/15/17	134	131,015
Series 2015-TOWN, Class D, 144A
3.724%(c)	03/15/17	203	198,769
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4, Gtd. Notes
3.718%	08/15/48	1,685	1,847,389
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,921,280
FREMF Mortgage Trust,
Series 2015-K45, Class B, Gtd. Notes, 144A
3.714%(c)	04/25/48	2,040	2,018,425
Series 2015-K46, Class B, 144A
3.819%(c)	04/25/48	1,740	1,727,641
Series 2015-K48, Class B, 144A
3.760%(c)	08/25/48	2,150	2,118,989
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, Sr. Unsec’d. Notes, 144A
3.495%(c)	12/15/34	520	537,052
Series 2015-NRF, Class CFX, 144A
3.495%(c)	12/15/34	523	532,641
Series 2015-NRF, Class DFX, 144A
3.495%(c)	12/15/34	518	520,780
GE Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	1,452	1,465,247
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1, Class AM, Gtd. Notes
5.290%(c)	11/10/45	753	752,283
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3
2.773%	11/10/45	1,910	1,984,228
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	130,121

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, Asset Backed, 144A
2.482%(c)	07/25/44	1,137	$1,147,791
Series 2015-GC34, Class A4
3.506%	10/10/48	4,055	4,367,162
Series 2016-GS2, Class A4
3.050%	05/10/49	3,110	3,249,461
Hilton USA Trust,
Series 2013-HLT, Class CFX, 144A
3.714%	11/05/30	140	140,031
Series 2013-HLT, Class DFX, 144A
4.407%	11/05/30	1,290	1,290,284
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-CB17, Class A4
5.429%	12/12/43	1	684
Series 2006-LDP8, Class AJ
5.480%(c)	05/15/45	69	69,333
Series 2007-C1, Class A4
5.716%	02/15/51	2,577	2,645,230
Series 2007-LD11, Class A4
5.940%(c)	06/15/49	4,867	4,933,517
Series 2007-LD12, Class A4
5.882%(c)	02/15/51	7,765	7,934,267
Series 2007-LDPX, Class A3
5.420%	01/15/49	235	236,291
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,555,384
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,640,876
Series 2016-ATRM, Class A, 144A
2.962%	10/05/28	5,365	5,434,333
Series 2016-JP3, Class B
3.397%(c)	08/15/49	1,840	1,891,461
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	10,443,507
Series 2014-C24, Class A5
3.639%	11/15/47	895	971,352
Series 2015-C28, Class A4
3.227%	10/15/48	7,655	8,058,740
Series 2015-C30, Class A2
3.087%	07/15/48	460	482,166
Series 2015-C30, Class A5
3.822%	07/15/48	4,120	4,524,107
Series 2015-C31, Class A3
3.801%	08/15/48	3,630	3,981,497
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4, Sr. Unsec’d. Notes
3.144%	06/15/49	2,350	2,472,837
LB Commercial Mortgage Trust,
Series 2007-C3, Class A4
6.114%(c)	07/15/44	342	351,005
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	388	390,036
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.008%(c)	06/12/50	2,492	2,534,630

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-6, Class A4, Gtd. Notes
5.485%(c)	03/12/51	400	$404,017
Series 2007-7, Class A4
5.810%(c)	06/12/50	81	82,340
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, Gtd. Notes, 144A
2.500%(c)	04/25/57	2,048	2,059,147
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(c)	05/15/48	475	517,613
Series 2015-C24, Class B
4.499%(c)	05/15/48	895	961,828
Series 2015-C24, Class C
4.499%(c)	05/15/48	530	512,480
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,925,492
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	2,038	2,060,182
Series 2015-MS1, Class AS
4.164%(c)	05/15/48	325	355,897
MortgageIT Trust,
Series 2005-2, Class 1M1
0.965%(c)	05/25/35	3,123	2,947,346
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(c)	03/25/54	2,725	2,782,087
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	2,862	2,906,412
Series 2015-5, Class A1B, 144A
2.750%(c)	05/25/55	2,043	2,065,530
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	2,966	2,998,801
Series 2016-1, Class A3B, 144A
3.000%(c)	02/25/55	3,535	3,597,120
Series 2016-2, Class A1A, 144A
2.750%(c)	08/25/55	2,425	2,457,626
Series 2016-4, Class A1, 144A
2.250%(c)	07/25/56	3,805	3,821,095
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class A4
5.509%	04/15/47	1,426	1,438,446
Series 2007-C33, Class A4
6.158%(c)	02/15/51	5,588	5,656,893
Series 2007-C33, Class A5
6.158%(c)	02/15/51	1,000	1,026,185
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48	3,535	3,823,270
Series 2015-C31, Class A4
3.695%	11/15/48	19,295	20,970,157
Series 2015-LC20, Class C
4.056%(c)	04/15/50	1,995	1,883,367
Series 2015-NXS2, Class A2
3.020%	07/15/58	1,950	2,029,629
Series 2015-NXS2, Class AS
4.121%(c)	07/15/58	625	691,435

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-NXS2, Class B
4.393%(c)	07/15/58		1,005	$1,063,333
Series 2015-NXS2, Class C
4.393%(c)	07/15/58		545	517,130
Series 2015-SG1, Class A4
3.789%	12/15/47		3,110	3,395,911
Series 2016-C34, Class A4
3.096%	06/15/49		3,795	3,939,597
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4, Gtd. Notes
3.001%	05/15/45		3,150	3,290,213
Series 2013-C18, Class A3
3.651%	12/15/46		2,235	2,369,177
Series 2014-C19, Class AS
4.271%	03/15/47		2,775	3,086,487

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $277,783,204)				279,280,046

CONVERTIBLE BONDS
Auto Manufacturers
Tesla Motors, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		340	308,125
1.250%	03/01/21		565	483,075

				791,200

TOTAL CONVERTIBLE BONDS
(cost$704,319)				791,200

CORPORATE OBLIGATIONS — 13.1%
Advertising — 0.3%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		1,050	863,625
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23		1,595	1,666,148
4.000%	03/15/22		4,765	5,091,903
4.200%	04/15/24		3,564	3,827,351
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26		725	781,187
5.875%	02/01/22		250	260,313
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	2,000	1,850,000
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26		2,775	2,932,853
3.650%	11/01/24		5,655	6,009,274
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22		350	364,000
5.625%	02/15/24		350	364,000
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		1,810	1,938,928
3.750%	09/19/24		5,825	6,201,633

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Advertising (cont’d.)
4.750%	11/21/21		3,445	$3,864,281

				36,015,496

Aerospace & Defense — 0.2%
Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		1,000	792,500
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23		5,095	5,253,842
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20		700	713,083
3.832%	04/27/25		980	1,037,422
4.854%	04/27/35		6,295	6,914,894
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25		6,305	6,501,993
3.550%	01/15/26		5,085	5,494,790
3.600%	03/01/35		1,150	1,178,763
Moog, Inc.,
Gtd. Notes, 144A
5.250%	12/01/22		350	361,813
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23		1,475	1,582,793
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		420	432,600
6.000%	07/15/22		85	89,675
6.500%	07/15/24		425	447,313
6.500%	05/15/25		570	593,513

				31,394,994

Agriculture — 0.2%
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,797,302
4.250%	07/21/25		4,055	4,436,174
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes, 144A(g)(i)
9.450%	04/19/18		900	72,180
Sr. Unsec’d. Notes, RegS(g)(i)
9.450%	04/19/18		400	32,080
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18		362	367,264
3.250%	11/01/22		2,685	2,769,100
4.000%	06/12/22	(a)	2,604	2,828,874
4.450%	06/12/25		3,405	3,799,047
5.700%	08/15/35		208	257,085
5.850%	08/15/45		3,228	4,196,749
6.150%	09/15/43		229	301,882
7.250%	06/15/37		610	835,566

				25,693,303

Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
7.750%	04/15/21		525	$567,000
Series 144A, Sr. Sec’d. Notes, 144A
6.750%	10/01/19		150	154,875
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		2,394	2,543,758
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	01/15/21		116	121,598
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		5,202	5,657,427
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24		458	465,650
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24		5,286	5,167,146
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		3,023	3,196,374
American Airlines Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	2,100	2,199,750
Gtd. Notes, 144A
5.500%	10/01/19	(a)	320	333,200
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		248	260,937
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		103	110,419
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29		2,199	2,342,199
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24		140	142,258
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20	(a)	1,045	1,120,763
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		1,776	1,935,477
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,896	2,009,341

				28,328,172

Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		1,700	1,772,250
6.875%	05/01/22		450	477,000
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21		1,322	1,382,323
Wolverine World Wide, Inc.,
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Apparel (cont’d.)
5.000%	09/01/26	450	$454,500

			4,086,073

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	7,865	8,040,177
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.125%	10/02/17	180	180,889

			8,221,066

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,075	1,076,344
Allison Transmission, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	1,475	1,511,875
Delphi Automotive PLC (United Kingdom),
Gtd. Notes
4.250%	01/15/26(a)	3,920	4,270,354
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23(a)	1,175	1,224,937
MPG Holdco I, Inc.,
Gtd. Notes
7.375%	10/15/22(a)	1,475	1,508,187
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, RegS
5.500%	02/28/23	800	815,200
Schaeffler Holding Finance BV (Germany),
Sr. Sec’d. Notes, PIK, 144A
6.875%	08/15/18	350	355,936
TI Group Automotive Systems LLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.750%	07/15/23(a)	2,125	2,310,937

			13,073,770

Banks — 1.6%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, RegS
5.125%	03/31/25	1,300	1,269,219
Banco Bradesco SA (Brazil),
Sub. Notes, RegS
5.750%	03/01/22	450	471,375
5.900%	01/16/21	850	891,650
Banco de Bogota SA (Colombia),
Sub. Notes, RegS
6.250%	05/12/26	1,300	1,382,420
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%(c)	07/19/26	3,000	3,285,000
Banco do Brasil SA (Brazil),
Jr. Sub. Notes, RegS
9.000%(c)	06/29/49	1,400	1,204,000
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes, 144A
7.375%	02/02/22	500	489,375

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Banco Hipotecario SA (Argentina),
Sr. Unsec’d. Notes, 144A
9.750%	11/30/20	1,000	$1,142,500
Sr. Unsec’d. Notes, RegS
9.750%	11/30/20	500	571,250
Banco Mercantil del Norte SA (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%(c)	10/04/31	2,000	1,955,400
Banco Nacional de Comercio Exterior SNC (Mexico),
Sub. Notes, 144A
3.800%(c)	08/11/26	1,815	1,762,274
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	1,644,141
Bank of America Corp.,
Sr. Unsec’d. Notes
1.950%	05/12/18	1,291	1,298,152
2.250%	04/21/20	1,241	1,249,544
5.875%	01/05/21	555	636,505
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	11,345	11,743,981
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	3,855	4,089,257
Sub. Notes, MTN
4.450%	03/03/26(a)	5,425	5,822,148
Bank of Ceylon (Sri Lanka),
Sr. Unsec’d. Notes
5.325%	04/16/18	550	560,175
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20	5,015	5,430,377
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26	200	206,928
Sub. Notes
5.200%	05/12/26	8,655	8,914,200
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,563,619
Sub. Notes, RegS
6.750%	09/30/22	400	447,000
BPCE SA (France),
Sub. Notes, 144A
4.500%	03/15/25	10,575	10,673,834
4.875%	04/01/26	7,330	7,623,288
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,017	1,045,044
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(c)	12/29/49	2,130	2,168,702
6.250%(c)	12/29/49	525	565,031
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	546	565,173
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,105	1,108,560
2.600%	11/13/18	2,425	2,461,390

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
4.200%	08/08/23	769	$827,608
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	5,112	5,258,924
Sub. Notes
7.000%	04/15/20	866	987,605
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%(c)	12/29/49	1,200	1,205,968
Sr. Unsec’d. Notes
5.750%	01/24/22	5,180	6,016,772
Sub. Notes
4.250%	10/21/25	3,570	3,757,050
6.750%	10/01/37	4,195	5,341,535
Grupo Aval Ltd. (Colombia),
Gtd. Notes, RegS
4.750%	09/26/22	600	593,700
Halyk Savings Bank Of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.250%	05/03/17	700	717,500
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
7.250%	01/28/21	850	923,695
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%(c)	12/29/49	685	712,400
Sr. Sec’d. Notes
6.375%(c)	12/29/49	4,410	4,401,224
Sr. Unsec’d. Notes
2.650%	01/05/22	3,240	3,228,974
2.950%	05/25/21	4,640	4,706,185
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	200	232,444
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23	6,129	6,850,917
Sub. Notes, EMTN
4.125%(c)	11/21/23	5,595	5,728,721
Itau Unibanco Holding SA (Brazil),
Gtd. Notes, RegS
5.650%	03/19/22	2,255	2,304,610
Sub. Notes, RegS
5.125%	05/13/23	300	303,000
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%(c)	12/29/49	2,125	2,154,219
Sub. Notes
3.875%	09/10/24	9,669	10,179,272
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	5,350	5,553,995
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	21,620	22,962,429
Sub. Notes
5.000%	11/24/25	1,209	1,348,881
Sub. Notes, GMTN
4.350%	09/08/26	10,250	10,942,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
National Savings Bank (Sri Lanka),
Sr. Unsec’d. Notes, RegS
5.150%	09/10/19	530	$533,975
8.875%	09/18/18	845	913,361
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes
7.000%	07/01/19	500	515,000
Royal Bank Of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.800%	04/05/26	9,140	9,399,832
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21	6,815	6,812,226
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
6.125%	02/07/22	1,750	1,929,235
Sub. Notes, RegS
5.125%	10/29/22	1,700	1,735,258
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%(c)	12/29/49	1,150	1,147,125
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, RegS
4.750%	04/29/21	3,600	3,582,000
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%(c)	09/15/31	1,315	1,318,627
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.375%	06/01/17	584	584,169
Sr. Unsec’d. Notes, BKNT
1.800%	03/26/18	1,064	1,066,117
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
4.125%	09/24/25	5,257	5,509,278
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes, RegS
6.800%	11/22/25	1,850	2,039,995
6.902%	07/09/20	3,950	4,295,688

			236,863,947

Beverages
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	475	545,656
Cott Beverages, Inc. (Canada),
Gtd. Notes
6.750%	01/01/20	525	547,313

			1,092,969

Biotechnology — 0.2%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	1,280	1,329,348
4.050%	09/15/25	4,485	4,883,039
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24	14,490	15,251,000
3.875%	08/15/25	10,170	10,873,856

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Biotechnology (cont’d.)
Concordia International Corp. (Canada),
Gtd. Notes, 144A
9.500%	10/21/22		200	$138,500

				32,475,743

Building Materials — 0.2%
Cemex Finance LLC (Mexico),
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	(a)	775	849,594
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.750%	04/16/26		2,300	2,551,850
Sr. Sec’d. Notes, RegS
7.750%	04/16/26		3,100	3,439,450
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20		560	593,600
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23		2,420	2,734,404
6.000%	12/30/19		1,572	1,756,512
James Hardie International Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23		2,350	2,491,000
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24		4,475	4,767,598
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		375	395,625
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		375	398,437
Owens Corning,
Gtd. Notes
9.000%	06/15/19		425	496,400
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
6.500%	04/01/23		2,275	2,388,750
St Marys Cement, Inc. Canada (Brazil),
Gtd. Notes, 144A
5.750%	01/28/27		300	296,250
USG Corp.,
Gtd. Notes, 144A
5.875%	11/01/21		200	209,250
Votorantim Cimentos SA (Brazil),
RegS
7.250%	04/05/41		1,850	1,803,750
Gtd. Notes, 144A
7.250%	04/05/41		1,160	1,131,000
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		425	515,313

				26,818,783

Chemicals — 0.1%
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19		1,170	1,155,375

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20		850	$748,000
10.000%	04/15/20	(a)	325	320,125
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	(a)	325	338,813
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24	(a)	1,150	1,128,437
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22	(a)	610	593,225
10.375%	05/01/21	(a)	775	835,063
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		575	609,500
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25	(a)	4,730	5,156,097
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24		400	419,000

				11,303,635

Coal
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		625	575,000
8.000%	04/01/23		225	218,250

				793,250

Commercial Services — 0.2%
ADT Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23		575	566,375
6.250%	10/15/21		1,225	1,332,187
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		750	658,125
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	1,565,500
Ancestry.com Holdings LLC,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	10/15/18		1,075	1,088,437
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24		1,200	1,224,000
Catholic Health Initiatives,
Unsec’d. Notes
2.600%	08/01/18		1,515	1,544,023
CEB, Inc.,
Gtd. Notes, 144A
5.625%	06/15/23		2,300	2,265,500
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, RegS
6.850%	07/02/37		2,000	2,312,900
ERAC USA Finance LLC,
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
3.800%	11/01/25			3,665	$3,932,890
Europcar Groupe SA (France),
Sr. Unsec’d. Notes, 144A
5.750%	06/15/22		EUR	475	545,600
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22			850	892,500
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18			4,160	4,184,669
ICTSI Treasury BV (Philippines),
Gtd. Notes, EMTN
5.875%	09/17/25			200	219,000
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38			2,130	2,435,664
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37			1,310	1,445,407
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23			500	545,000
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28		MXN	4,240	220,677
Royal Capital B.V. (Philippines),
Gtd. Notes
5.500%(c)	12/29/49			850	887,299
6.250%(c)	05/29/49			200	210,433
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21			350	411,250
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27			1,255	1,264,573
4.125%	02/02/26			3,405	3,649,540
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)		875	917,656

					34,319,205

Computers — 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Gtd. Notes, 144A
5.875%	06/15/21			525	557,798
7.125%	06/15/24	(a)		575	632,413
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20			325	310,375
9.750%	08/01/18			700	719,250
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24			2,700	3,132,000
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	(a)		2,025	2,227,500

					7,579,336

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19			650	$671,125
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
6.625%	09/15/23		EUR	1,000	1,079,826
7.125%	09/15/23			1,275	1,268,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.750%	01/31/21			200	206,500
7.250%	05/15/24			1,375	1,464,375
Sr. Unsec’d. Notes, 144A(g)
7.000%	11/15/20			985	1,016,709
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings
II Is (New Zealand),
Gtd. Notes, 144A
5.625%	12/15/16			525	523,740
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25			1,410	1,500,842
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26			100	111,875
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21			325	346,937
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19			25	28,063
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25			500	545,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes
8.250%	02/15/21	(a)		2,410	2,512,425
9.875%	08/15/19			286	294,580
Gtd. Notes, 144A
7.000%	07/15/24			850	911,625
Sr. Sec’d. Notes
5.750%	10/15/20			515	531,094
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23			600	639,000
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	02/15/23		EUR	725	854,340

					14,506,681

Cosmetics/Personal Care
Avon International Operations, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/22			1,200	1,239,000

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	12/15/23	(a)		750	780,000
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	(a)		1,100	1,188,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Distribution/Wholesale (cont’d.)
Entertainment One Ltd. (Canada),
Sr. Sec’d. Notes, 144A
6.875%	12/15/22	GBP	450	$629,925
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		900	949,500
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	12/15/21		900	951,750
Matalan Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.875%	06/01/19	GBP	220	225,270
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24		1,050	1,084,125
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23		875	901,250

				6,709,820

Diversified Financial Services — 0.3%
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24		239	251,202
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23		575	602,313
5.500%	02/15/22(a)		1,425	1,535,437
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22(a)		675	658,125
6.375%	04/01/20		500	509,375
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		360	409,500
8.000%	03/15/20		161	183,943
8.000%	11/01/31		1,075	1,324,937
Sr. Unsec’d. Notes
5.125%	09/30/24(a)		225	238,500
Sub. Notes
5.750%	11/20/25		875	915,469
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes, RegS
1.000%	10/10/25		300	172,125
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		2,490	2,519,805
3.950%	11/06/24		477	488,289
5.200%	04/27/22		304	334,691
10.250%	07/15/19		400	468,969
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34		656	655,172
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/18		3,810	3,798,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		1,407	1,414,035

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
6.000%	08/01/20	725	$728,625
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.000%(c)	12/21/65	305	244,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21	400	380,000
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.375%	04/15/21	3,050	3,290,187
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
7.875%	10/01/20	1,125	1,143,225
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	10/26/20	1,240	1,222,950
7.250%	09/25/23	925	925,000
NFP Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	245	251,707
Ocwen Financial Corp.,
Sr. Unsec’d. Notes
6.625%	05/15/19	600	532,500
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
7.250%	12/15/21	1,325	1,392,906
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31	400	413,666
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25(a)	1,100	1,091,750
Springleaf Finance Corp.,
Gtd. Notes
8.250%	12/15/20	775	850,563
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45	6,555	7,575,443
Walter Investment Management Corp.,
Gtd. Notes
7.875%	12/15/21	475	315,875

			36,838,784

Diversified Machinery — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21	525	574,843
Case New Holland Industrial, Inc. (United Kingdom),
Gtd. Notes
7.875%	12/01/17	103	109,437
Gardner Denver, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	08/15/21(a)	750	703,125
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	6,960	7,235,024
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22(a)	1,700	1,842,375

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Diversified Machinery (cont’d.)

					$10,464,804

Electric — 0.5%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.000%	08/03/26			1,250	1,256,857
AES Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/24			1,050	1,092,651
6.000%	05/15/26	(a)		675	713,813
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23	(a)		2,355	2,346,169
5.500%	02/01/24			525	518,437
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22			240	273,788
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24			585	614,250
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20			2,555	2,841,050
ContourGlobal Power Holdings SA (France),
Sr. Sec’d. Notes, 144A
5.125%	06/15/21		EUR	255	297,885
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21			1,325	1,351,500
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26			2,800	2,747,548
3.750%	09/01/46			4,790	4,645,217
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21			338	393,367
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19	(a)		435	445,875
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22			585	634,593
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
6.750%	08/06/23			1,100	1,129,458
7.125%	02/11/25			10,560	10,847,021
Exelon Corp.,
Sr. Unsec’d. Notes
1.550%	06/09/17			160	160,120
2.850%	06/15/20			1,751	1,815,587
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20			1,920	1,978,915
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31			844	1,096,533
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25			5,520	5,919,278

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20		1,323	$1,356,075
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.875%	06/21/23		1,245	1,490,887
Sr. Sec’d. Notes, RegS
6.875%	06/21/23		500	598,750
Lamar Funding Ltd. (Oman),
Gtd. Notes, RegS
3.958%	05/07/25		1,500	1,421,550
Listrindo Capital BV (Indonesia),
Gtd. Notes, 144A
4.950%	09/14/26		525	526,632
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22		195	197,925
6.625%	03/15/23	(a)	1,900	1,919,000
Gtd. Notes, 144A
6.625%	01/15/27		1,250	1,225,000
7.250%	05/15/26		1,825	1,856,937
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.375%	11/26/24		500	542,375
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18		7,450	7,586,521
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, RegS
5.250%	10/24/42		2,700	2,787,750
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20		276	320,331
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23		5,410	5,589,650

				70,539,295

Electrical Components & Equipment
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25		1,025	1,055,750

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		740	766,916
3.875%	07/15/23		740	789,712
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/22		1,985	2,038,696
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	(a)	2,135	2,210,346
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24		5,430	5,612,893

				11,418,563

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Energy-Alternate Sources
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19	GBP	725	$954,222
TerraForm Power Operating LLC,
Gtd. Notes, 144A
9.375%(c)	02/01/23		650	667,875
9.625%(c)	06/15/25		450	472,500

				2,094,597

Engineering & Construction — 0.1%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(c)	12/29/49		1,260	1,286,696
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%(c)	02/28/49		770	794,629
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		2,935	2,942,337
Pratama Agung Pte Ltd. (Indonesia),
Gtd. Notes
6.250%	02/24/20		1,100	1,158,741
SBA Tower Trust,
Mortgage, 144A
2.898%	10/15/44		2,670	2,707,522
Mortgage, 144A
2.933%	12/15/42		685	688,804
Mortgage, 144A
3.156%	10/15/45		5,070	5,119,280
Mortgage, 144A
3.869%	10/15/49		4,755	4,904,259

				19,602,268

Entertainment — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
5.750%	06/15/25		3,075	3,105,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.250%	03/15/21		1,075	1,112,625
Codere Finance 2 Luxembourg SA (Spain),
Sec’d. Notes, RegS, PIK
9.000%	06/30/21		522	530,881
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23		955	1,013,494
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.375%	04/15/21		225	236,813
5.375%	04/15/26		450	483,750
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22	CAD	2,350	1,880,788
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22		1,400	1,484,000
6.500%	02/15/25		1,025	1,104,437
National CineMedia LLC,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment (cont’d.)
5.750%	08/15/26		825	$855,937
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	(a)	2,300	2,374,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
6.125%	08/15/21		1,075	1,109,937
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		3,675	3,390,187
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	(a)	895	946,463
Shingle Springs Tribal Gaming Authority,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/21		1,200	1,308,000
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		600	619,500
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/23		1,050	1,065,750
6.000%	01/15/21		1,468	1,523,050

				24,146,112

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21		1,300	1,332,500

Foods — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/25		800	798,000
6.625%	06/15/24		1,350	1,404,000
BRF SA (Brazil),
Sr. Unsec’d. Notes, RegS
3.950%	05/22/23		500	491,250
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		416	418,080
Cencosud SA (Chile),
Gtd. Notes, RegS
5.150%	02/12/25		2,550	2,724,453
Cosan Luxembourg SA (Brazil),
Gtd. Notes, 144A
7.000%	01/20/27		2,350	2,444,000
Gtd. Notes, RegS
7.000%	01/20/27		400	416,000
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22	(a)	2,025	2,113,594
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	(a)	1,025	1,093,163
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26		1,075	1,107,250
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
8.000%	06/08/23		1,205	1,234,523

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Foods (cont’d.)
Marfrig Overseas Ltd. (Brazil),
Gtd. Notes, RegS
9.500%	05/04/20		1,700	$1,751,000
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26		200	196,500
7.750%	01/31/23		1,765	1,866,487
Gtd. Notes, RegS
7.750%	01/31/23		1,800	1,903,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
5.875%	01/15/24	(a)	1,075	1,147,563
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		1,225	1,218,875
6.750%	12/01/21	(a)	625	669,531
7.750%	03/15/24		300	336,000
8.000%	07/15/25		250	286,094
Safeway, Inc.,
Sr. Unsec’d. Notes
7.250%	02/01/31		100	99,250
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		900	944,100
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24		1,250	1,345,313

				26,008,526

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22		325	330,281
5.750%	07/15/23		1,700	1,721,250
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		6,900	6,977,742
Mercer International, Inc. (Canada),
Gtd. Notes
7.000%	12/01/19		925	956,219
7.750%	12/01/22		400	423,500

				10,408,992

Gas
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		361	362,790
2.850%	11/15/20		2,610	2,702,749

				3,065,539

Hand/Machine Tools
Apex Tool Group LLC,
Gtd. Notes, 144A
7.000%	02/01/21		1,400	1,338,750
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21		625	650,000

				1,988,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare – Products — 0.1%
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		215	$222,033
Crimson Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22		575	507,437
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	(a)	400	426,920
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19		400	398,000
Sec’d. Notes, 144A
9.625%	10/01/21		1,575	1,575,000
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		3,865	4,321,916
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22		5,000	5,239,665
4.150%	02/01/24		3,575	3,884,470

				16,575,441

Healthcare – Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/21	(a)	2,885	2,918,405
3.200%	06/15/26		4,725	4,804,026
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24		5,935	6,248,635
4.650%	01/15/43		1,785	1,947,356
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21		325	344,500
6.125%	02/15/24		650	705,250
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	6,300	7,229,250
Sr. Sec’d. Notes
5.250%	06/15/26		1,125	1,195,313
5.875%	03/15/22		450	496,125
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24		6,875	7,372,956
4.950%	10/01/44		4,510	5,006,068
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,900,968
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20		190	193,325
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22	(a)	1,300	1,342,250
MPH Acquisition Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.125%	06/01/24		600	645,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Healthcare – Services (cont’d.)
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21			725	$773,938
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	07/01/22		EUR	825	980,521
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.350%(c)	06/15/20			425	427,168
6.000%	10/01/20			50	52,875
Sr. Unsec’d. Notes
6.750%	06/15/23			1,420	1,320,600
8.125%	04/01/22			2,290	2,290,000
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.750%	11/15/20			1,025	1,058,313

					49,252,842

Holding Companies–Diversified
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44			885	935,887
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19			900	948,375

					1,884,262

Home Builders
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23			475	475,000
6.125%	04/01/25			700	696,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23			735	769,913
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22			1,665	1,714,950
8.500%	11/15/20			1,425	1,489,125

					5,145,488

Home Furnishings
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		600	631,500
Gtd. Notes, 144A
5.500%	06/15/26			675	695,250

					1,326,750

Household Products/Wares
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23			700	749,000
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19			700	776,125
Gtd. Notes, RegS
7.875%	10/28/19			200	221,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		1,125	$1,215,000
6.625%	11/15/22		625	675,000

				3,636,875

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25		795	840,188
5.500%	04/01/46		3,255	3,948,647
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23		1,050	1,107,750
Scotts Miracle-Gro Co. (The),
Gtd. Notes, 144A
6.000%	10/15/23		450	479,250
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Sr. Unsec’d. Notes, RegS
4.250%	05/09/20		1,000	993,620

				7,369,455

Insurance — 0.4%
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	(a)	1,315	1,336,369
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19		1,031	1,049,936
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		517	517,942
Aon Corp.,
Gtd. Notes
5.000%	09/30/20		205	227,033
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		3,315	3,401,193
4.350%	11/03/45		2,635	3,045,731
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24		3,245	3,435,391
5.875%	08/15/20		5,305	6,024,889
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
4.500%	05/30/20		50	51,187
5.250%	05/30/25		1,875	1,860,937
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	07/15/19		1,150	1,121,250
HUB International Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		975	994,500
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		5,800	6,041,605
5.000%	06/01/21		334	372,087
6.500%	03/15/35		260	323,361
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
4.500%	04/15/65	607	$596,816
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	1,660	1,728,731
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23	1,350	1,404,000
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	563	614,154
Principal Financial Group, Inc.,
Gtd. Notes
4.700%(c)	05/15/55	4,165	4,144,175
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	1,945	2,126,371
6.450%	11/15/19	4,179	4,734,063
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	982	1,104,468
TIAA Asset Management Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	303	319,431
Trinity Acquisition PLC, Gtd. Notes
3.500%	09/15/21	1,245	1,297,630
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	1,915	1,957,986
5.625%	09/15/20	991	1,106,373
USI, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	1,425	1,446,375

			52,383,984

Internet — 0.6%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21	3,050	3,180,217
3.600%	11/28/24	13,145	13,766,535
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	9,160	10,153,146
4.950%	12/05/44	10,110	12,320,107
Ancestry.com, Inc.,
Gtd. Notes
11.000%	12/15/20	875	936,250
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	3,805	3,886,610
Bankrate, Inc.,
Gtd. Notes, 144A
6.125%	08/15/18	1,255	1,267,550
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26	9,190	9,672,484
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.875%	04/29/26	7,385	7,251,679

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Internet (cont’d.)
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24			500	$543,750
6.750%	12/15/22			875	930,781
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.250%	07/01/19			1,040	1,621,750
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24			250	268,750
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26			4,950	5,189,956
3.650%	03/15/25			3,825	4,011,530
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.875%	02/11/20			2,335	2,397,309
Sr. Unsec’d. Notes, RegS
3.800%	02/11/25	(a)		9,280	9,904,460
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25			700	742,000

					88,044,864

Iron/Steel
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
10.850%	06/01/19			450	544,500
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC (Australia),
Gtd. Notes, 144A
6.500%	05/15/21			1,425	1,506,937
7.125%	05/01/18			305	311,405
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21			1,038	1,086,786
6.250%	08/10/26			1,100	1,149,170
6.875%	11/21/36			1,125	1,093,500

					5,692,298

Leisure Time
Cirsa Funding Luxembourg SA (Spain),
Gtd. Notes, 144A
5.750%	05/15/21		EUR	500	588,414
5.875%	05/15/23		EUR	675	787,648
ClubCorp Club Operations, Inc.,
Gtd. Notes, 144A
8.250%	12/15/23			700	752,500
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23			1,610	1,658,300
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
5.250%	11/15/19			625	631,250
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23			500	513,750
Vista Outdoor, Inc.,
Gtd. Notes, 144A
5.875%	10/01/23			550	574,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Leisure Time (cont’d.)
				$5,506,612

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
6.375%	04/01/26		1,250	1,340,625
Hilton Domestic Operating Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	09/01/24		1,000	1,020,000
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23		1,000	1,032,500
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	(a)	2,625	2,848,125
6.625%	12/15/21		925	1,040,625
Playa Resorts Holding BV (Netherlands),
Gtd. Notes, 144A
8.000%	08/15/20		950	969,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		1,050	1,060,500
Starwood Hotels & Resorts Worldwide LLC,
Sr. Unsec’d. Notes
7.150%	12/01/19		200	229,641
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21	(a)	450	475,929

				10,016,945

Machinery
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	1,243,375
5.875%	08/15/26		1,250	1,264,063

				2,507,438

Machinery-Construction & Mining
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		875	894,688

Machinery-Diversified
Manitowoc Foodservice, Inc.,
Sr. Unsec’d. Notes
9.500%	02/15/24		250	286,250

Media — 0.9%
21st Century Fox America, Inc.,
Gtd. Notes
4.750%	09/15/44		599	655,982
6.400%	12/15/35		1,960	2,512,502
6.900%	08/15/39		3,155	4,236,401
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		1,350	1,424,250
6.625%	02/15/23		290	297,613
7.500%	05/15/26		1,575	1,639,969
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25		630	633,150

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Sec’d. Notes, 144A
8.125%	01/15/24		2,450	$2,535,750
9.875%	12/15/20	(a)	745	791,563
Altice Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	(a)	3,325	3,408,125
7.750%	05/15/22	(a)	5,110	5,454,925
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		275	284,281
5.500%	05/15/26		900	924,750
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		1,700	1,721,250
5.000%	04/01/24		1,675	1,685,469
Cable One, Inc.,
Gtd. Notes, 144A
5.750%	06/15/22		425	444,125
Cablevision SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/21		500	521,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.750%	09/01/23		575	608,781
5.750%	01/15/24		1,450	1,540,625
6.625%	01/31/22	(a)	2,425	2,540,187
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26		975	1,016,437
5.750%	02/15/26		1,700	1,802,000
5.875%	05/01/27		25	26,625
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Sec’d. Notes, 144A
7.750%	07/15/25		1,800	1,944,000
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		825	825,000
6.375%	09/15/20		2,350	2,420,500
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22		4,515	4,871,965
4.908%	07/23/25		10,560	11,648,261
6.384%	10/23/35		1,710	2,014,004
6.484%	10/23/45		3,095	3,742,852
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25		200	217,000
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23		2,850	3,284,625
10.875%	10/15/25		2,800	3,276,000
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22		300	308,319
6.750%	06/01/21		1,525	1,647,000
Gtd. Notes, 144A
7.750%	07/01/26		2,650	2,815,625
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes
6.875%	06/15/18		30	24,300

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
LGE HoldCo VI BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.125%	05/15/24		EUR	750	$938,142
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22			575	602,313
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24			975	1,053,000
MHGE Parent LLC/MHGE Parent Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/01/19			1,025	1,035,250
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23			925	985,125
Nexstar Escrow Corp.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)		1,175	1,177,937
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20			850	869,125
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.250%	05/15/24			1,250	1,241,815
7.375%	05/01/26			2,175	2,223,263
Sinclair Television Group, Inc.,
Gtd. Notes
6.125%	10/01/22	(a)		550	580,250
Sr. Unsec’d. Notes, 144A
5.875%	03/15/26	(a)		550	572,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
6.000%	07/15/24			3,450	3,678,563
Sr. Sec’d. Notes, 144A
5.250%	08/15/22			5,705	6,033,038
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23			750	806,250
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26			1,095	1,123,928
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37			2,179	2,583,490
6.750%	06/15/39			8,155	9,920,965
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42			500	559,231
5.375%	10/15/41			556	657,406
6.200%	03/15/40			320	404,538
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23	(a)		1,200	1,218,000
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22			1,425	1,441,922
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
6.125%	01/15/25			1,250	$1,310,938
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25			1,075	1,088,438
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21			748	774,180
Sr. Sec’d. Notes, 144A
5.125%	05/15/23			1,375	1,392,188
5.125%	02/15/25			610	613,813
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23		CHF	825	912,892
6.750%	03/15/23		EUR	200	241,252
UPCB Finance VI Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22			280	293,300
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22			1,700	1,774,375
Gtd. Notes, 144A
6.875%	07/15/21		CAD	475	376,539
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	10/15/24			450	465,755
6.375%	04/15/23			200	210,000
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26			875	888,125
5.500%	08/15/26			1,625	1,657,500
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24			975	1,018,388
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20			1,290	1,338,375
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19			1,300	1,368,354
13.375%	10/15/19	(g)		487	518,655
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27			1,225	1,218,875

					132,912,954

Metal Fabricate/Hardware
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26			1,250	1,279,687
6.250%	08/15/24			1,125	1,193,906
Wise Metals Group LLC/Wise Alloys Finance Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/18	(a)		1,425	1,453,500
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23			1,025	1,081,375

					5,008,468

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24			550	$571,313
7.000%	09/30/26			250	258,437
Alcoa, Inc.,
Sr. Unsec’d. Notes
6.150%	08/15/20	(a)		5,075	5,595,187
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20			425	430,313
ALROSA Finance SA (Russia),
Gtd. Notes, RegS
7.750%	11/03/20			1,100	1,254,145
AngloGold Ashanti Holdings PLC (South Africa),
Gtd. Notes
5.125%	08/01/22			625	648,263
5.375%	04/15/20			775	807,480
Constellium NV (Netherlands),
Gtd. Notes, 144A
8.000%	01/15/23			250	251,875
Sr. Sec’d. Notes, 144A
7.875%	04/01/21			1,600	1,708,000
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22			1,750	2,030,000
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18			775	763,375
3.100%	03/15/20			525	502,687
3.550%	03/01/22	(a)		2,625	2,388,750
4.000%	11/14/21	(a)		725	686,031
5.400%	11/14/34			725	601,750
Fresnillo PLC (Mexico),
Sr. Unsec’d. Notes, RegS
5.500%	11/13/23			850	938,187
HudBay Minerals, Inc. (Canada),
Gtd. Notes
9.500%	10/01/20			2,975	2,983,181
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22			1,175	1,292,500
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	11/01/20			1,390	1,476,875
7.875%	11/01/22	(a)		400	426,000
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.250%	11/15/22			925	945,813
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20			425	444,167
Nyrstar Netherlands Holdings BV (Netherlands),
Gtd. Notes, 144A
8.500%	09/15/19		EUR	1,475	1,726,624
Petra Diamonds U.S. Treasury PLC (South Africa),
Sec’d. Notes, 144A
8.250%	05/31/20			1,595	1,634,875
Teck Resources Ltd. (Canada),
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Mining (cont’d.)
4.500%	01/15/21	650	$640,250
Gtd. Notes, 144A
8.000%	06/01/21	575	625,313

			31,631,391

Miscellaneous Manufacturing
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/18	2,000	2,110,000
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23	405	447,468

			2,557,468

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
6.000%	08/15/22	925	985,125

Oil & Gas — 1.6%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	700	771,999
8.125%	09/15/30	205	242,305
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	325	363,572
6.450%	06/30/33	665	751,721
6.500%	02/15/37	150	166,545
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	475	509,875
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22	870	911,049
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,150,992
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,215,700
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	1,054,286
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23	4,650	4,795,313
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	650	624,000
5.000%	09/15/22	475	473,813
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	1,250	1,306,250
7.750%	02/15/23	1,900	2,037,750
Encana Corp. (Canada),
Sr. Unsec’d. Notes
3.900%	11/15/21	790	791,564
7.200%	11/01/31	150	166,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		2,375	$2,600,528
8.125%	06/01/19	(a)	2,795	3,194,822
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS
4.950%	07/19/22		2,100	2,193,450
7.288%	08/16/37		850	1,001,504
Gulfport Energy Corp.,
Gtd. Notes
6.625%	05/01/23		955	978,875
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		1,060	1,068,253
6.000%	01/15/40		400	408,749
7.125%	03/15/33		185	208,941
7.300%	08/15/31		520	616,670
7.875%	10/01/29		1,940	2,361,773
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS
5.750%	04/30/43		3,750	3,787,500
6.375%	04/09/21		2,700	2,976,750
7.000%	05/05/20		5,375	5,966,250
9.125%	07/02/18		2,800	3,090,668
Kosmos Energy Ltd.,
Sr. Sec’d. Notes, 144A
7.875%	08/01/21		1,025	994,250
7.875%	08/01/21		800	776,000
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		2,350	2,432,250
Pacific Exploration and Production Corp. (Colombia),
Gtd. Notes, 144A
5.625%	01/19/25		500	92,500
Gtd. Notes, RegS
5.125%	03/28/23		325	60,125
5.375%	01/26/19		1,245	230,325
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
7.500%	02/15/22		1,675	1,779,687
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.450%	05/30/44		1,645	1,905,566
Sr. Unsec’d. Notes, RegS
4.300%	05/20/23		1,160	1,216,661
5.625%	05/20/43		11,000	11,559,108
Petrobras Global Finance BV (Brazil),
Gtd. Notes
3.737%(c)	03/17/20		600	586,500
5.375%	01/27/21	(a)	5,375	5,315,875
5.625%	05/20/43		2,908	2,195,540
6.750%	01/27/41		1,120	961,520
6.850%	06/05/15		3,072	2,598,912
6.875%	01/20/40		200	176,540
8.375%	05/23/21		6,220	6,795,350
8.750%	05/23/26		3,350	3,701,750
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		20,785	17,769,097

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
5.375%	04/12/27			12,210	$5,098,285
Gtd. Notes, RegS
6.000%	05/16/24			7,900	3,376,460
6.000%	11/15/26			6,600	2,771,340
8.500%	11/02/17			9,050	7,769,425
9.000%	11/17/21			8,565	4,856,355
9.750%	05/17/35			2,200	1,141,800
12.750%	02/17/22			2,610	1,703,286
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/18/18			2,030	2,076,690
4.250%	01/15/25			2,850	2,749,965
4.875%	01/24/22			1,550	1,581,000
5.500%	06/27/44			12,110	10,498,159
5.625%	01/23/46			6,110	5,329,753
6.375%	01/23/45			600	573,000
6.500%	06/02/41			14,462	14,064,295
6.625%	06/15/35			1,050	1,068,743
7.190%	09/12/24		MXN	3,700	176,238
Gtd. Notes, 144A
4.625%	09/21/23	(a)		530	530,742
Gtd. Notes, MTN
3.500%	07/23/20	(a)		4,985	5,019,895
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19			440	487,300
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20			150	173,535
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20			35	34,563
8.500%	06/15/19	(a)		305	331,687
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)		800	788,000
6.875%	03/01/21			1,300	1,355,250
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			575	552,000
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, RegS
4.125%	01/28/25			750	780,515
Rowan Cos., Inc.,
Gtd. Notes
5.000%	09/01/17			95	95,594
7.875%	08/01/19			1,095	1,168,913
Sasol Financing International PLC (South Africa),
Gtd. Notes
4.500%	11/14/22			600	616,830
Seven Generations Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	05/01/23			1,275	1,322,813
6.875%	06/30/23			450	468,000
8.250%	05/15/20	(a)		1,025	1,090,344
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20			4,530	4,598,358
2.875%	05/10/26			5,745	5,830,865

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
3.250%	05/11/25	(a)	11,475	$12,088,603
SM Energy Co.,
Sr. Unsec’d. Notes
6.125%	11/15/22	(a)	800	800,000
6.500%	01/01/23	(a)	1,325	1,338,250
Southwestern Energy Co.,
Sr. Unsec’d. Notes
5.800%	01/23/20	(a)	1,550	1,546,125
6.700%	01/23/25		675	675,000
7.500%	02/01/18		142	148,745
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
6.250%	04/15/21		975	1,004,250
6.375%	04/01/23		1,850	1,900,875
Transocean, Inc.,
Gtd. Notes
6.000%	03/15/18		700	703,500
Gtd. Notes, 144A
9.000%	07/15/23		1,750	1,695,313
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26		2,823	2,837,699
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/17		325	327,438
7.500%	08/01/20		1,375	1,454,063
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		1,115	1,244,340
31.354%(c)	07/07/20		435	507,210

				230,286,932

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21		705	660,937
6.000%	10/01/22		1,090	1,010,975
CGG SA (France),
Gtd. Notes(g)
6.500%	06/01/21		325	158,437
6.875%	01/15/22		1,200	612,000
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20		4,240	4,421,192
4.000%	12/21/25		7,965	8,665,721
SESI LLC,
Gtd. Notes
6.375%	05/01/19		300	297,750
7.125%	12/15/21	(a)	3,550	3,470,125

				19,297,137

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.800%	05/14/18		1,949	1,956,962
2.500%	05/14/20		5,720	5,831,391
3.600%	05/14/25		535	559,216
4.450%	05/14/46		6,015	6,282,006

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
DPx Holdings BV,
Sr. Unsec’d. Notes, 144A
7.500%	02/01/22		700	$740,250
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.500%	02/01/25		1,500	1,325,625
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		11,935	13,090,714
4.800%	07/15/46		2,835	2,944,916
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25		2,420	2,623,754
Perrigo Co. PLC,
Sr. Unsec’d. Notes
2.300%	11/08/18		5,075	5,092,412
4.000%	11/15/23		1,745	1,794,186
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	12/15/21		200	206,730
Shire Acquisitions Investments Ireland Dac,
Gtd. Notes
2.400%	09/23/21		1,210	1,211,523
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23		4,030	4,049,517
3.200%	09/23/26		5,810	5,841,252
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		2,854	3,031,213
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23		2,175	2,180,581
3.150%	10/01/26		3,085	3,099,271
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	(a)	3,450	3,234,375
7.000%	10/01/20		1,825	1,770,250
7.250%	07/15/22		825	765,188
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		1,355	1,253,375
5.875%	05/15/23	(a)	375	323,438
6.125%	04/15/25		370	318,663
7.500%	07/15/21	(a)	2,350	2,275,035

				71,801,843

Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	09/15/24		700	708,750
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22		2,060	2,141,885
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24		535	559,668
5.950%	06/01/26		3,450	3,814,210

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
7.000%	06/30/24		3,150	$3,402,000
Columbia Pipeline Group, Inc.,
Gtd. Notes
2.450%	06/01/18		146	146,869
3.300%	06/01/20		696	721,365
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		1,200	1,215,000
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30		150	158,250
Sr. Unsec’d. Notes, 144A
6.450%	11/03/36		250	243,125
9.750%	03/15/19		300	333,600
Dcp Midstream Operating LP,
Gtd. Notes
5.600%	04/01/44		125	115,625
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21		509	539,688
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.150%	10/01/20		5,110	5,344,677
9.000%	04/15/19		875	999,117
9.700%	03/15/19		500	573,652
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.850%	07/15/26		2,865	2,882,978
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		1,065	1,096,566
3.950%	02/15/27	(a)	1,845	1,933,311
5.100%	02/15/45		7,115	7,651,926
Gibson Energy, Inc. (Canada),
Gtd. Notes, 144A
6.750%	07/15/21		925	945,813
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		1,275	1,319,625
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.950%	02/15/18		1,115	1,172,583
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		2,215	2,322,908
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	(a)	3,505	3,581,623
4.300%	06/01/25		2,315	2,406,007
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46		1,510	1,505,407
MPLX LP,
Sr. Unsec’d. Notes
4.500%	07/15/23		1,125	1,146,853
NuStar Logistics LP,
Gtd. Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
4.800%	09/01/20		125	$125,313
ONEOK, Inc.,
Sr. Unsec’d. Notes
7.500%	09/01/23	(a)	750	840,000
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.646%	02/15/20		120	120,877
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/18		6,925	7,381,288
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19		275	288,750
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	04/15/23		1,475	1,574,563
5.750%	05/15/24		2,075	2,233,219
6.250%	03/15/22	(a)	1,375	1,502,187
Sr. Sec’d. Notes, 144A
5.000%	03/15/27		7,020	7,195,500
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		500	495,495
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		100	101,809
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		700	705,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		75	72,469
5.250%	05/01/23	(a)	1,100	1,113,750
6.750%	03/15/24		1,290	1,380,300
Gtd. Notes, 144A
5.125%	02/01/25		1,350	1,351,688
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		300	313,500
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.875%	01/15/26		6,260	7,242,088
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		4,395	4,493,896
5.375%	06/01/21		467	508,457

				88,023,480

Real Estate — 0.1%
Agile Group Holdings Ltd. (China),
Gtd. Notes
9.875%	03/20/17		550	564,403
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		144	150,671
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49		1,060	1,049,400
Gtd. Notes, RegS

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
8.500%	01/29/49		275	$272,250
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26		1,460	1,521,995
5.000%	03/15/23		3,600	3,791,927
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22		1,050	1,113,000
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
6.875%	10/01/21		2,545	2,675,431
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19		5,052	5,119,757
Iron Mountain Canada Operations ULC (Canada),
Unsec’d. Notes
5.375%	09/15/23	CAD	850	649,510
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23		1,605	1,797,600

				18,705,944

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		157	159,375
4.600%	04/01/22		94	102,260
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		500	512,889
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		4,520	4,452,431
3.650%	02/01/26		4,870	5,150,741
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		1,830	1,860,900
3.875%	08/15/22		3,885	4,072,440
4.125%	06/15/26		3,075	3,186,822
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		7,890	8,439,057
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,210	2,312,862
4.450%	02/15/26		3,370	3,701,183
4.875%	04/15/22		800	892,400
5.250%	01/15/23		3,730	4,223,628
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26		3,815	4,030,586
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22		198	216,579
DuPont Fabros Technology LP,
Gtd. Notes
5.875%	09/15/21		1,025	1,072,406

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	01/01/22		1,250	$1,321,875
5.375%	04/01/23		850	891,437
5.750%	01/01/25		300	318,750
5.875%	01/15/26		1,275	1,370,625
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		1,400	1,452,622
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		480	489,809
Essex Portfolio LP,
Gtd. Notes
3.875%	05/01/24		457	484,484
Forest City Realty Trust, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18		549	638,556
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		1,500	1,535,405
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21		1,129	1,169,957
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	450,845
Iron Mountain Europe PLC (United Kingdom),
Gtd. Notes, 144A
6.125%	09/15/22	GBP	500	673,994
Iron Mountain, Inc.,
Gtd. Notes, 144A
6.000%	10/01/20		2,100	2,215,500
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/26		3,870	3,836,714
3.400%	11/01/22		745	784,844
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes, 144A
5.625%	05/01/24		550	596,585
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		117	126,366
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.250%	08/01/26		1,350	1,400,625
6.375%	03/01/24		975	1,057,875
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	01/15/25		254	258,402
4.950%	04/01/24		210	220,752
5.250%	01/15/26		930	991,556
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	138,437
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20		4,910	5,061,179

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes, RegS
5.250%	12/15/24		8,200	$8,507,500
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		203	209,435
4.125%	01/15/26		264	283,938
4.375%	02/01/45		121	122,349
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		168	176,493
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26		500	528,125
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		7,515	7,829,525
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22		96	98,791
Welltower, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17		76	78,267

				89,708,176

Retail — 0.4%
Brinker International, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		1,050	1,064,555
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22		2,725	2,916,810
3.875%	07/20/25		1,918	2,087,969
Dollar Tree, Inc.,
Gtd. Notes
5.250%	03/01/20		350	363,125
5.750%	03/01/23		3,415	3,675,394
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22	(a)	425	426,326
Gtd. Notes, 144A
5.250%	12/15/23	(a)	450	451,687
JC Penney Corp., Inc.,
Gtd. Notes
8.125%	10/01/19		1,225	1,335,250
Sr. Sec’d. Notes, 144A
5.875%	07/01/23		1,600	1,666,000
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19		1,225	1,194,375
Jo-Ann Stores LLC,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		1,100	1,097,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24		275	287,375
5.250%	06/01/26		775	819,563
Kirk Beauty One GmbH (Germany),
Gtd. Notes, 144A

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail (cont’d.)
8.750%	07/15/23		EUR 425	$510,846
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22		1,950	1,813,500
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		275	269,500
8.000%	05/01/31		150	149,625
New Look Secured Issuer PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	07/01/22		GBP 1,175	1,403,476
New Look Senior Issuer PLC (United Kingdom),
Sec’d. Notes, 144A
8.000%	07/01/23		GBP 235	252,843
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		1,995	2,120,573
4.625%	09/15/21		690	759,840
4.875%	01/14/21		1,870	2,077,258
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		675	673,313
5.750%	10/01/22		1,800	1,867,500
PetSmart, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	03/15/23	(a)	2,210	2,314,975
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20		250	235,625
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		8,345	8,556,370
4.375%	03/15/23		3,860	3,870,329
4.450%	02/15/25		1,990	1,969,754
4.850%	04/01/24		2,485	2,523,500
5.125%	07/02/22		1,115	1,181,845
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	(a)	325	343,281
Gtd. Notes, 144A
6.125%	04/01/23		2,900	3,129,593
SM Investments Corp. (Philippines),
Sr. Unsec’d. Notes
4.250%	10/17/19		1,331	1,387,008
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23	(a)	1,700	1,674,500
7.000%	07/15/22		500	527,500
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17		179	179,979

				57,178,212

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	07/21/25		8,950	9,674,019
Sub. Notes, 144A
4.000%	09/14/26		2,495	2,483,620

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Savings & Loans (cont’d.)

					$12,157,639

Semiconductors
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23			725	715,937
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23			1,100	1,254,000
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26			1,575	1,704,938

					3,674,875

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	11/15/25			725	766,687

Software — 0.1%
Cengage Learning, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	06/15/24			1,125	1,144,687
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	(a)		7,575	8,010,563
Sr. Sec’d. Notes, 144A
5.375%	08/15/23			1,625	1,673,750
JDA Escrow LLC/JDA Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24			900	924,750
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26			1,300	1,316,250
5.250%	11/15/24			525	555,791
5.750%	08/15/25			925	987,437
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26			1,150	1,196,000
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23			1,150	1,210,375
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23			925	890,313

					17,909,916

Storage/Warehousing
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24			850	886,125

Telecommunications — 0.8%
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20		GBP	2,150	3,001,980
AT&T, Inc.,
Sr. Unsec’d. Notes
4.800%	06/15/44			6,330	6,644,734
5.875%	10/01/19			200	223,761

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
B Communications Ltd. (Israel),
Sr. Sec’d. Notes, 144A
7.375%	02/15/21		750	$807,187
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24	(a)	1,725	1,841,437
CommScope Technologies Finance LLC,
Sr. Unsec’d. Notes, 144A
6.000%	06/15/25		1,725	1,839,281
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42		415	427,865
3.663%	05/15/45		4,425	4,663,994
6.113%	01/15/40		3,409	3,778,022
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22		920	703,524
8.250%	09/30/20		3,250	2,823,437
Sr. Unsec’d. Notes, RegS
8.250%	09/30/20		1,600	1,390,000
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	(a)	1,635	1,444,359
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.875%	09/15/20		1,125	1,213,594
GCX Ltd. (India),
Sr. Sec’d. Notes, 144A
7.000%	08/01/19		630	627,319
GTH Finance BV (Netherlands),
Gtd. Notes, 144A
6.250%	04/26/20		500	525,790
Gtd. Notes, RegS
7.250%	04/26/23		1,300	1,409,379
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.350%	06/15/45		5,190	5,169,759
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		610	650,413
Sr. Sec’d. Notes
6.500%	06/15/19		609	666,094
Sr. Unsec’d. Notes, 144A
6.625%	08/01/26		1,900	1,833,500
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	(a)	2,000	2,005,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22	(a)	825	862,125
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		350	360,500
5.375%	08/15/22		2,330	2,434,850
5.375%	01/15/24		1,675	1,745,141
5.375%	05/01/25		115	119,887
5.625%	02/01/23		1,175	1,220,531
Gtd. Notes, 144A
5.250%	03/15/26		325	335,563

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sable International Finance Ltd.,
Gtd. Notes, 144A
6.875%	08/01/22		1,400	$1,452,500
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		1,665	1,698,275
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	1,025,128
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		825	850,781
8.750%	03/15/32		700	714,000
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21		1,300	1,485,250
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		850	853,188
TBG Global Pte Ltd. (Indonesia),
Gtd. Notes
5.250%	02/10/22		1,100	1,148,253
Telefonica Emisiones SAU (Spain),
Gtd. Notes
4.570%	04/27/23		150	166,821
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		4,035	4,310,631
6.000%	04/15/24		900	963,000
6.375%	03/01/25		885	962,438
6.500%	01/15/24		460	497,637
6.500%	01/15/26	(a)	3,150	3,484,688
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46		8,085	9,055,709
5.012%	08/21/54		5,000	5,521,200
6.400%	09/15/33		15,985	20,710,917
6.550%	09/15/43		603	815,307
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20		550	569,938
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia),
Sr. Unsec’d. Notes, RegS
7.748%	02/02/21		300	334,875
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, 144A
5.200%	02/13/19		290	299,596
7.504%	03/01/22		225	252,000
Gtd. Notes, RegS
7.504%	03/01/22		1,200	1,344,000
West Corp.,
Gtd. Notes, 144A
5.375%	07/15/22		812	795,760
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		3,535	3,694,075

				113,774,993

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Textiles
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21		825	$853,875

Transportation
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		980	1,112,300
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS
4.000%	07/26/22		900	873,439

				1,985,739

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	3,211,925
2.500%	07/30/19		2,215	2,243,580
3.250%	03/30/25	(a)	1,775	1,785,700
4.850%	06/01/21		635	698,002

				7,939,207

TOTAL CORPORATE OBLIGATIONS

(cost $1,818,802,283)				1,898,050,101

FOREIGN GOVERNMENT BONDS — 2.6%
Argentina Bonar Bonds (Argentina),
Bonds
8.750%	05/07/24		1,950	2,268,145
Sr. Unsec’d. Notes
25.594%(c)	03/01/18		ARS 7,675	513,482
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.830%(c)	12/31/33		ARS 2,500	1,108,234
Brazil Notas do Tesouro Nacional (Brazil),
Notes
9.762%	01/01/21		BRL 39,500	11,548,220
10.000%	01/01/27		BRL 18,350	5,107,242
16.988%	05/15/23		BRL 750	695,727
17.270%	08/15/20		BRL 750	684,214
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS
6.000%	01/26/24		4,810	5,531,500
6.625%	07/14/20		1,620	1,815,210
6.750%	11/05/19		1,850	2,051,317
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.375%	08/05/26		2,000	2,027,220
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes, RegS
4.489%	11/25/24		4,050	4,007,759
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23		IDR49,000,000	3,498,715
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, RegS
5.375%	07/23/24		3,350	3,367,420
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		4,434	5,065,845

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
7.875%	07/28/45		3,294	$3,878,685
8.000%	03/15/39		2,505	2,993,475
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, RegS
8.250%	04/12/21		2,600	2,816,918
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	MXN	6,500	370,828
10.000%	12/05/24	MXN	14,000	912,135
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	75,100	4,472,396
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		470	471,645
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/25		910	1,010,556
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, RegS
4.350%	09/10/24		5,100	5,495,250
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,813,577
Unsec’d. Notes
1.300%	04/03/17		2,125	2,129,250
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18		3,155	3,162,130
2.500%	09/10/21		7,495	7,806,837
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, RegS
9.950%	06/09/21		1,250	1,437,500
Republic of Albania (Albania),
Sr. Unsec’d. Notes
5.750%	11/12/20	EUR	1,755	2,180,763
Republic of Angola (Angola),
Sr. Unsec’d. Notes, RegS
9.500%	11/12/25		1,500	1,490,940
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
Zero(c)	12/15/35		18,400	1,959,600
2.260%(c)	12/31/38	EUR	1,005	740,606
2.500%(c)	12/31/38		3,325	2,364,075
7.820%	12/31/33	EUR	1,177	1,477,005
8.280%	12/31/33		4,795	5,502,228
Sr. Unsec’d. Notes, 144A
6.875%	04/22/21		4,300	4,680,550
9.125%	03/16/24		1,250	1,398,437
Republic of Bermuda (Bermuda),
Sr. Unsec’d. Notes, 144A
4.854%	02/06/24		3,735	4,127,175
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.250%	01/07/25		13,275	13,241,813
5.000%	01/27/45		4,270	3,875,025
5.625%	01/07/41		4,970	4,945,150
6.000%	04/07/26		3,350	3,710,125
8.250%	01/20/34		480	615,600

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Colombia (Colombia),
Bonds
10.000%	07/24/24	COP	4,900,000	$2,020,003
Sr. Unsec’d. Notes
4.000%	02/26/24		1,300	1,384,500
5.000%	06/15/45		4,245	4,595,213
5.625%	02/26/44		1,900	2,199,250
6.125%	01/18/41		665	802,987
Republic of Croatia (Croatia),
Sr. Unsec’d. Notes, RegS
5.500%	04/04/23		1,300	1,445,236
6.375%	03/24/21		1,080	1,215,216
Republic of Dominican Republic (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		810	858,600
6.850%	01/27/45		845	946,400
6.875%	01/29/26		475	549,813
Sr. Unsec’d. Notes, RegS
5.500%	01/27/25		1,550	1,643,000
6.850%	01/27/45		5,745	6,434,400
Republic of El Salvador (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		1,575	1,582,875
Sr. Unsec’d. Notes, RegS
5.875%	01/30/25		950	946,437
7.650%	06/15/35		600	627,750
Republic of Gabonese (Gabon),
Bonds, RegS
6.375%	12/12/24		3,490	3,192,477
Republic of Ghana (Ghana),
Sr. Unsec’d. Notes, 144A
9.250%	09/15/22		510	522,628
Sr. Unsec’d. Notes, RegS
7.875%	08/07/23		300	279,381
Republic of Grenada (Grenada),
Sr. Unsec’d. Notes, RegS(g)
7.000%(c)	05/12/30		595	324,063
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
8.250%	07/15/21	IDR	33,000,000	2,667,612
8.375%	09/15/26	IDR	25,000,000	2,081,254
Sr. Unsec’d. Notes, 144A
3.750%	04/25/22		8,600	9,063,015
4.875%	05/05/21		2,710	2,981,436
5.250%	01/17/42		1,000	1,144,072
Sr. Unsec’d. Notes, RegS
3.375%	04/15/23		5,200	5,357,851
3.750%	04/25/22		760	800,918
4.625%	04/15/43		5,000	5,330,400
4.875%	05/05/21		1,528	1,681,046
8.500%	10/12/35		725	1,097,354
Republic of Ivory Coast (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.375%	07/23/24		450	452,340
6.375%	03/03/28		235	246,163
Sr. Unsec’d. Notes, RegS
5.750%(c)	12/31/32		2,822	2,772,688
6.375%	03/03/28		800	838,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Jamaica (Jamaica),
Sr. Unsec’d. Notes
7.625%	07/09/25		6,655	$7,802,987
8.500%	11/16/21		149	157,466
Republic of Kenya (Kenya),
Sr. Unsec’d. Notes, RegS
6.875%	06/24/24		3,900	3,822,000
Republic of Lebanon (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24		900	897,930
Sr. Unsec’d. Notes, GMTN
5.800%	04/14/20		1,800	1,781,820
Republic of Mexico (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		3,150	3,264,188
4.125%	01/21/26		9,995	10,749,623
4.600%	01/23/46		3,300	3,345,375
5.750%	10/12/2110		876	926,370
6.050%	01/11/40		1,176	1,431,780
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		5,406	5,601,968
Republic of Morocco (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		3,645	3,864,575
Republic of Pakistan (Pakistan),
Sr. Unsec’d. Notes, 144A
6.750%	12/03/19		2,600	2,738,120
Sr. Unsec’d. Notes, RegS
8.250%	04/15/24		1,200	1,313,890
Republic of Serbia (Serbia),
Bonds, RegS
4.875%	02/25/20		10,465	10,934,251
Sr. Unsec’d. Notes, RegS
6.750%(c)	11/01/24		449	452,222
7.250%	09/28/21		5,560	6,472,062
Unsec’d. Notes, 144A
5.875%	12/03/18		640	678,080
Unsec’d. Notes, RegS
5.875%	12/03/18		3,375	3,575,813
Republic of Slovenia (Slovenia),
Sr. Unsec’d. Notes, 144A
5.850%	05/10/23		1,300	1,556,750
Sr. Unsec’d. Notes, RegS
5.250%	02/18/24		2,350	2,756,465
5.850%	05/10/23		2,595	3,107,513
Republic of South Africa (South Africa),
Bonds
7.000%	02/28/31	ZAR	55,000	3,347,928
7.250%	01/15/20	ZAR	60,900	4,355,864
8.000%	12/21/18	ZAR	8,700	637,647
Sr. Unsec’d. Notes
4.665%	01/17/24		400	422,520
5.875%	09/16/25		6,550	7,417,875
Republic of Sri Lanka (Sri Lanka),
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,171,323
6.825%	07/18/26		2,955	3,176,793
Sr. Unsec’d. Notes, RegS
6.125%	06/03/25		1,460	1,491,787
6.250%	10/04/20		800	836,036

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
6.250%	07/27/21	2,900	$3,030,775
Unsec’d. Notes
11.000%	08/01/24	LKR 223,000	1,489,239
Republic of Trinidad & Tobago (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	08/04/26	590	607,700
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
5.125%	03/25/22	1,000	1,040,000
5.625%	03/30/21	2,425	2,582,625
6.250%	09/26/22	2,050	2,249,875
Republic of Ukraine (Ukraine),
Sr. Unsec’d. Notes, 144A
Zero(c)	05/31/40	4,576	1,463,634
7.750%	09/01/20	2,558	2,499,678
7.750%	09/01/21	2,391	2,319,748
7.750%	09/01/22	1,240	1,196,848
7.750%	09/01/23	2,077	1,993,920
7.750%	09/01/24	1,000	954,680
7.750%	09/01/25	1,177	1,117,291
Sr. Unsec’d. Notes, RegS
7.750%	09/01/21	1,600	1,552,320
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	660	316,800
Republic of Vietnam (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,335,318
Republic of Zambia (Zambia),
Sr. Unsec’d. Notes, RegS
8.970%	07/30/27	2,000	1,972,700
Unsec’d. Notes, RegS
5.375%	09/20/22	5,780	5,073,857
Russian Federal Bond - OFZ (Russia),
Bonds
7.600%	07/20/22	RUB 384,000	5,943,301
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS
4.500%	04/04/22	6,200	6,680,624
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes, RegS
4.875%	09/16/23	6,600	7,256,700
5.625%	04/04/42	1,400	1,616,653
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes, RegS
5.500%	10/26/22	1,250	1,459,640
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS
6.850%	11/03/25	1,560	1,673,899
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	345	350,915
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
6.875%	03/17/36	2,700	3,151,170
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS
7.750%	09/01/20	4,675	4,568,410

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.750%	10/13/19	900	$553,050
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27	295	290,973

TOTAL FOREIGN GOVERNMENT BONDS
(cost $356,739,265)			375,886,266

MUNICIPAL BONDS — 0.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	3,630	5,525,695
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40	1,230	1,870,928
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40	1,505	2,095,321
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	2,980	4,744,607
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49	275	392,084
State of California,
General Obligation Unlimited
7.300%	10/01/39	600	914,490
7.550%	04/01/39	2,475	3,952,946
7.600%	11/01/40	195	317,277
7.625%	03/01/40	2,990	4,758,764
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,732,657

			30,304,769

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,345,953

District of Columbia
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	157,382

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
2.995%	07/01/20	3,695	3,877,163

Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	695,002
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,655,115
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	6,225	5,990,504

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
5.365%	03/01/17	20	$20,318
5.877%	03/01/19	1,250	1,350,625
6.725%	04/01/35	1,415	1,530,238

			12,241,802

Maryland
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,511,743
5.888%	07/01/43	2,120	2,903,785

			4,415,528

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,924,494
6.271%	12/01/37	2,630	3,725,974
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	3,087,529
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,244,708
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,309,409
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	382,806
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,724,486

			25,399,406

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
1.561%	07/01/17	1,145	1,148,595
2.003%	07/01/18	115	116,115
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	6,487,149

			7,751,859

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,408,954

Oregon
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	77,659

Puerto Rico
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35	2,625	1,719,375

South Carolina
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,668,809

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Texas
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	$3,085,766

Utah
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,671,238

Variable Rate
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	827,731

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,470,379
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,903,165
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,318,059
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,950,296

			6,641,899

TOTAL MUNICIPAL BONDS
(cost $95,769,270)			105,595,293

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.948%(c)	02/25/34	22	22,023
Series 2004-D, Class 2A2
3.260%(c)	05/25/34	9	9,002
Series 2004-H, Class 2A2
3.193%(c)	09/25/34	18	18,013
Series 2004-I, Class 3A2
3.135%(c)	10/25/34	6	6,265
Series 2005-J, Class 2A1
2.954%(c)	11/25/35	94	86,534
Series 2005-J, Class 3A1
3.134%(c)	11/25/35	23	21,518
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A, Sr. Unsec’d. Notes
1.371%(c)	09/19/44	1,675	1,551,841
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 1M1(x)
2.474%(c)	11/25/24	1,157	1,163,682
Series 2014-C04, Class 2M1(x)
2.624%(c)	11/25/24	373	373,762
Series 2015-C01, Class 1M1(x)
2.024%(c)	02/25/25	166	165,729
Series 2016-C01, Class 2M1(x)
2.624%(c)	08/25/28	8,222	8,315,754
Series 2016-C02, Class 1M1(x)
2.674%(c)	09/25/28	2,509	2,544,991

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 3A1, Gtd. Notes, 144A
2.179%(c)	10/18/54	2,316	$2,331,158
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN3, Class M2(x)
2.924%(c)	08/25/24	1,406	1,414,268
Series 2014-HQ2, Class M2(x)
2.724%(c)	09/25/24	2,425	2,500,205
Series 2014-HQ3, Class M2(x)
3.174%(c)	10/25/24	1,271	1,285,692
Series 2015-DN1, Class M2(x)
2.924%(c)	01/25/25	2,633	2,656,217
Series 2015-DNA1, Class M2(x)
2.374%(c)	10/25/27	4,325	4,399,593
Series 2015-DNA2, Class M2(x)
3.125%(c)	12/25/27	4,130	4,215,818
Series 2015-DNA3, Class M2(x)
3.375%(c)	04/25/28	2,830	2,917,348
Series 2015-HQ1, Class M2(x)
2.724%(c)	03/25/25	2,755	2,791,473
Series 2015-HQ2, Class M2(x)
2.474%(c)	05/25/25	2,705	2,769,941
Series 2015-HQA1, Class M2(x)
3.174%(c)	03/25/28	4,050	4,143,971
Series 2015-HQA2, Class M2(x)
3.325%(c)	05/25/28	2,565	2,649,739
Series 2016-DNA1, Class M2(x)
3.425%(c)	07/25/28	2,235	2,309,271
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	2,606	459,734
Series 2010-92, Class PI, Gtd. Notes, IO
4.500%	11/20/37	369	9,145
Series 2010-103, Class IN, IO
4.500%	02/20/39	326	11,037
Series 2010-164, Class MI, IO
4.000%	09/20/37	2,665	95,203
Series 2011-41, Class AI, IO
4.500%	12/20/39	815	48,720
Series 2011-88, Class EI, IO
4.500%	11/20/39	669	39,842
Series 2012-94, Class BI, IO
4.000%	05/20/37	3,608	445,489
Series 2013-24, Class OI, IO
4.000%	02/20/43	1,275	176,364
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, Gtd. Notes, 144A
2.880%(c)	10/15/54	1,250	1,265,023
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
3.061%(c)	09/25/35	47	46,752
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.735%(c)	01/25/34	14	13,760
Series 2004-G, Class A3
3.012%(c)	06/25/34	76	75,412

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $52,542,852)			53,350,289

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corp.
2.500%	05/01/28	2,436	$2,526,252
2.598%(c)	01/01/36	4	4,569
2.618%(c)	02/01/37	112	117,565
2.637%(c)	03/01/36	24	25,115
2.664%(c)	01/01/37	15	16,470
2.675%(c)	02/01/37	41	43,826
2.682%(c)	02/01/35	59	62,649
2.722%(c)	09/01/32	1	797
2.750%(c)	04/01/37	189	200,231
2.775%(c)	11/01/35	12	13,262
2.891%(c)	02/01/37	60	63,298
2.975%(c)	07/01/35	11	12,103
3.000%	11/01/42-07/01/45	30,879	32,156,569
3.025%(c)	08/01/36	5	4,828
3.065%(c)	02/01/37	60	63,520
3.137%(c)	10/01/36	8	8,013
3.500%	04/01/42-05/01/46	48,866	51,933,451
4.000%	06/01/24-05/01/43	14,444	15,567,425
4.166%(c)	10/01/36	7	7,270
4.500%	04/01/19-03/01/44	15,360	16,865,111
5.000%	10/01/18-07/01/41	7,000	7,824,262
5.500%	12/01/18-06/01/41	3,134	3,555,633
5.839%(c)	12/01/36	2	1,968
6.000%	10/01/32-08/01/38	748	863,871
6.058%(c)	11/01/36	9	8,997
6.500%	08/01/36-09/01/39	148	170,867
7.000%	06/01/32	5	4,938
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.875%	04/25/22	1,614	1,629,959
1.426%	08/25/17	681	682,134
Federal National Mortgage Assoc.
0.035%	TBA	62,020	65,440,788
0.035%	TBA	76,590	80,814,413
2.236%(c)	12/01/35	5	4,987
2.500%(c)	10/01/27-03/01/43	56,611	58,536,659
2.575%(c)	11/01/37	161	170,973
2.749%(c)	07/01/35	22	22,903
2.767%(c)	12/01/35	6	6,800
2.876%(c)	08/01/37	53	55,614
3.000%	01/01/27-09/01/46	81,218	84,901,903
3.000%	TBA	117,595	122,220,705
3.000%	TBA	13,005	13,653,219
3.006%(c)	08/01/36	32	34,577
3.500%	12/01/25-05/01/46	174,612	184,858,173
4.000%	04/01/24-03/01/46	90,797	97,755,052
4.000%	TBA	50,490	54,225,472
4.500%	05/01/19-02/01/45	46,818	51,297,969
4.500%	TBA	16,775	18,370,847
5.000%	05/01/18-11/01/44	35,334	39,393,515
5.000%	TBA	12,815	14,233,911
5.500%	01/01/17-09/01/41	22,743	25,789,768
5.500%	TBA	13,420	15,122,663
5.873%(c)	09/01/36	3	2,549
6.000%	04/01/21-10/01/40	22,332	25,801,378
6.500%	02/25/32-05/01/40	6,992	8,145,460
7.000%	01/01/31-04/01/37	30	32,869

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
1.500%	06/22/20		13,193		$13,394,853
2.500%	10/16/27TBA		40,225		41,663,225
Government National Mortgage Assoc.
2.500%	12/20/42-06/20/45		27,104		27,677,122
3.000%	10/15/42-09/20/46		37,708		39,638,207
3.500%	05/20/42-06/20/46		121,220		129,142,142
3.500%	10/01/42TBA		7,400		7,859,610
4.000%	09/20/25-05/20/46		53,108		57,008,783
4.500%	05/15/39-01/20/46		17,081		18,719,396
4.500%	10/01/42TBA		1,815		1,958,172
5.000%	03/20/34-08/20/41		17,082		19,127,668
5.500%	10/20/32-06/20/44		7,421		8,354,015
6.500%	09/20/32-12/20/33		10		12,427
8.000%	05/15/17-07/15/23		1		1,343
8.500%	06/15/26-07/15/26		7		7,053
9.500%	01/15/20		—	(r)	132
2.500%	TBA		6,175		6,277,032

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,444,883,835)					1,466,169,300

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds
2.500%	02/15/46-05/15/46		20,150		20,850,062
2.875%	08/15/45		17,245		19,207,964
3.000%	11/15/44-05/15/45		84,141		95,935,400
3.125%	02/15/43		56,205		65,485,401
3.375%	05/15/44	(k)	12,890		15,727,308
4.625%	02/15/40		9,155		13,208,944
4.500%	02/15/36		8,225		11,575,404
U.S. Treasury Inflation Indexed Bonds
0.125%	07/15/26		9,615		9,758,982
0.625%	01/15/26		54,580		58,138,804
U.S. Treasury Notes
0.625%	11/30/17		6,600		6,594,845
0.750%	04/30/18		82,610		82,619,665
0.875%	05/15/19-06/15/19		27,685		27,694,062
1.250%	10/31/18		24,100		24,318,394
1.500%	05/31/19-11/30/19		58,005		58,977,946
1.625%	08/31/19-05/15/26		50,685		51,399,750
2.000%	08/31/21		98,730		102,551,937

TOTAL U.S. TREASURY OBLIGATIONS (cost $633,270,304)					664,044,868

TOTAL LONG-TERM INVESTMENTS (cost $11,998,058,172)					13,013,136,032

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 18.3%
AFFILIATED MUTUAL FUNDS — 17.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,760,405,701)(w)	1,760,405,701	$1,760,405,701
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $803,645,405)(b)(w)	803,645,405	803,645,405

TOTAL AFFILIATED MUTUAL FUNDS
(cost $2,564,051,106)		2,564,051,106

Interest Rate	Maturity Date	Principal Amount (000)#
U. S. TREASURY OBLIGATION(n) — 0.5%
U. S. Treasury Bills
(cost $74,986,170)
0.393%	10/20/16(hh)(k)	75,000	74,990,815

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Currency Option United States Dollar vs
Australian Dollar,
expiring 11/25/16,
@ Strike Price 74.00 (cost $10,764)	Bank of America USA	9,000	5,305

TOTAL SHORT-TERM INVESTMENTS
(cost $2,639,048,040)			2,639,047,226

Value
TOTAL INVESTMENTS — 108.3%
(cost $14,637,106,212)	$15,652,183,258
Liabilities in excess of other assets(z) — (8.3)%	(1,198,849,381)

NET ASSETS — 100.0%	$14,453,333,877

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $886,381 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $783,512,389; cash collateral of $803,302,682 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(g)	Indicates a security that has been deemed illiquid.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments. Non- income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
392	2 Year U.S. Treasury Notes	Dec. 2016	$85,619,140	$85,639,750	$20,610
638	5 Year U.S. Treasury Notes	Dec. 2016	77,425,843	77,526,969	101,126
843	10 Year U.S. Treasury Notes	Dec. 2016	110,709,273	110,538,375	(170,898)
198	20 Year U.S. Treasury Bonds	Dec. 2016	33,873,622	33,294,938	(578,684)
425	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	79,778,176	78,146,875	(1,631,301)
304	ASX SPI 200 Index	Dec. 2016	30,249,696	31,503,073	1,253,377
1,876	Euro STOXX 50 Index	Dec. 2016	63,960,053	63,096,013	(864,040)
722	FTSE 100 Index	Dec. 2016	63,495,088	64,173,515	678,427
427	Mini MSCI EAFE Index	Dec. 2016	36,402,145	36,438,045	35,900
538	Russell 2000 Mini Index	Dec. 2016	65,603,392	67,158,540	1,555,148
5,251	S&P 500 E-Mini Index	Dec. 2016	563,566,935	567,213,020	3,646,085
311	TOPIX Index	Dec. 2016	41,183,275	40,575,218	(608,057)

					3,437,693

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
200	2 Year U.S. Treasury Notes	Dec. 2016	$43,690,625	$43,693,750	$(3,125)
458	5 Year U.S. Treasury Notes	Dec. 2016	55,636,266	55,654,156	(17,890)
579	10 Year U.S. Treasury Notes	Dec. 2016	75,993,750	75,921,375	72,375
16	20 Year U.S. Treasury Bonds	Dec. 2016	2,709,813	2,690,500	19,313

					70,673

					$3,508,366

U.S. Treasury Obligations with market values of $829,680 and $44,822,510 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 03/22/17	BNP Paribas	ARS	10,109	$558,817	$605,787	$46,970
Expiring 03/22/17	BNP Paribas	ARS	4,756	258,478	285,005	26,527
Australian Dollar,
Expiring 10/21/16	Standard Chartered PLC	AUD	9,807	7,404,481	7,502,023	97,542
Brazilian Real,
Expiring 12/02/16	Morgan Stanley	BRL	4,619	1,418,089	1,394,160	(23,929)
British Pound,
Expiring 10/21/16	Bank of America	GBP	29,287	38,283,381	37,977,187	(306,194)
Canadian Dollar,
Expiring 10/21/16	Citigroup Global Markets	CAD	4,022	3,050,371	3,066,164	15,793
Chinese Renminbi,
Expiring 11/22/16	Societe Generale	CNH	9,607	1,430,678	1,434,499	3,821
Euro,
Expiring 10/21/16	Hong Kong & Shanghai Bank	EUR	45,845	51,329,208	51,551,927	222,719
Expiring 11/22/16	Societe Generale	EUR	593	664,329	668,256	3,927
Expiring 12/15/16	Bank of America	EUR	282	316,348	317,890	1,542
Expiring 12/15/16	Citigroup Global Markets	EUR	955	1,069,305	1,076,137	6,832
Expiring 12/15/16	Citigroup Global Markets	EUR	177	198,808	199,335	527
Japanese Yen,
Expiring 10/21/16	Standard Chartered PLC	JPY	4,281,479	42,138,882	42,259,368	120,486
Expiring 11/22/16	Bank of America	JPY	58,802	585,129	581,150	(3,979)
Mexican Peso,
Expiring 11/22/16	Bank of America	MXN	16,817	853,669	861,994	8,325
Expiring 11/22/16	Bank of New York Mellon	MXN	124	6,368	6,375	7
Expiring 11/22/16	Deutsche Bank AG	MXN	32,731	1,661,514	1,677,674	16,160
Expiring 11/22/16	RBC Capital Markets LLC	MXN	10,287	521,208	527,285	6,077
Peruvian Nuevo Sol,
Expiring 11/04/16	Deutsche Bank AG	PEN	1,814	536,845	534,230	(2,615)
Philippine Peso,
Expiring 10/06/16	Hong Kong & Shanghai Bank	PHP	13,554	288,046	279,448	(8,598)
Expiring 10/06/16	JPMorgan Chase	PHP	13,547	285,320	279,304	(6,016)
Expiring 01/17/17	Deutsche Bank AG	PHP	28,328	583,121	582,185	(936)
Russian Ruble,
Expiring 11/22/16	Societe Generale	RUB	90,961	1,408,229	1,429,346	21,117
Singapore Dollar,
Expiring 10/21/16	Bank of New York Mellon	SGD	4,920	3,614,989	3,608,387	(6,602)
South African Rand,
Expiring 11/22/16	Barclays Capital Group	ZAR	19,724	1,427,951	1,422,359	(5,592)
Expiring 11/22/16	Barclays Capital Group	ZAR	1,540	109,030	111,054	2,024
South Korean Won,
Expiring 11/14/16	Goldman Sachs & Co.	KRW	3,207,323	2,855,014	2,911,249	56,235
Swedish Krona,
Expiring 10/21/16	Bank of New York Mellon	SEK	91,317	10,692,231	10,656,029	(36,202)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/21/16	UBS AG	SEK	4,724	$550,047	$550,047	$—
Swiss Franc,
Expiring 10/21/16	UBS AG	CHF	15,548	15,902,141	16,025,005	122,864
Expiring 11/18/16	UBS AG	CHF	28	28,544	28,745	201
Turkish Lira,
Expiring 10/04/16	Goldman Sachs & Co.	TRY	4,200	1,398,648	1,398,367	(281)

				$191,429,219	$191,807,971	378,752

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 03/22/17	BNP Paribas	ARS	14,784	$899,270	$885,938	$13,332
Expiring 03/22/17	BNP Paribas	ARS	13,287	796,822	796,230	592
Australian Dollar,
Expiring 01/17/17	Goldman Sachs & Co.	AUD	3,832	2,920,731	2,925,501	(4,770)
Brazilian Real,
Expiring 12/02/16	Deutsche Bank AG	BRL	55,624	16,902,367	16,789,084	113,283
British Pound,
Expiring 10/14/16	Bank of America	GBP	199	264,323	258,021	6,302
Expiring 10/14/16	Commerzbank Capital AG	GBP	220	286,384	284,580	1,804
Expiring 10/14/16	Morgan Stanley	GBP	123	162,148	159,840	2,308
Expiring 10/14/16	RBC Capital Markets LLC	GBP	5,000	6,582,750	6,482,654	100,096
Expiring 10/21/16	Westpac Banking Corp.	GBP	1,062	1,379,263	1,377,122	2,141
Canadian Dollar,
Expiring 12/30/16	Commerzbank Capital AG	CAD	3,844	2,906,583	2,931,977	(25,394)
Expiring 12/30/16	Commerzbank Capital AG	CAD	768	580,712	585,785	(5,073)
Chilean Peso,
Expiring 11/04/16	Bank of America	CLP	364,292	542,707	552,276	(9,569)
Expiring 11/04/16	Deutsche Bank AG	CLP	394,026	594,039	597,353	(3,314)
	Royal Bank of Scotland Group
Expiring 11/04/16	PLC	CLP	220,943	325,971	334,955	(8,984)
Chinese Renminbi,
Expiring 11/22/16	JPMorgan Chase	CNH	19,496	2,911,589	2,911,104	485
Colombian Peso,
Expiring 11/22/16	Deutsche Bank AG	COP	3,489,706	1,181,749	1,198,518	(16,769)
Expiring 11/22/16	Deutsche Bank AG	COP	2,385,794	810,667	819,386	(8,719)
Euro,
Expiring 10/21/16	Westpac Banking Corp.	EUR	1,144	1,278,603	1,286,409	(7,806)
	Royal Bank of Scotland Group
Expiring 11/22/16	PLC	EUR	6,187	7,000,035	6,967,536	32,499
Expiring 12/15/16	Citigroup Global Markets	EUR	8,162	9,192,746	9,201,857	(9,111)
Expiring 12/15/16	Citigroup Global Markets	EUR	1,002	1,129,278	1,130,052	(774)
Hungarian Forint,
Expiring 12/14/16	Deutsche Bank AG	HUF	798,265	2,925,816	2,912,718	13,098
Indonesian Rupiah,
Expiring 11/22/16	Hong Kong & Shanghai Bank	IDR	73,561,736	5,542,626	5,589,493	(46,867)
Japanese Yen,
Expiring 10/21/16	Westpac Banking Corp.	JPY	89,610	891,018	884,476	6,542
Expiring 11/22/16	Standard Chartered PLC	JPY	58,817	579,128	581,299	(2,171)
Mexican Peso,
Expiring 11/22/16	BNP Paribas	MXN	114,480	6,302,715	5,867,836	434,879
	Royal Bank of Scotland Group
Expiring 11/22/16	PLC	MXN	10,393	563,002	532,680	30,322
New Taiwanese Dollar,
Expiring 11/22/16	Hong Kong & Shanghai Bank	TWD	91,642	2,895,482	2,927,936	(32,454)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 11/04/16	BNP Paribas	PEN	1,814	$537,243	$534,230	$3,013
Philippine Peso,
Expiring 10/06/16	Deutsche Bank AG	PHP	27,101	561,621	558,753	2,868
Russian Ruble,
Expiring 11/22/16	BNP Paribas	RUB	54,503	836,953	856,447	(19,494)
Expiring 11/22/16	Deutsche Bank AG	RUB	232,805	3,554,410	3,658,256	(103,846)
Singapore Dollar,
Expiring 11/22/16	BNP Paribas	SGD	782	583,320	573,604	9,716
South African Rand,
Expiring 11/22/16	Barclays Capital Group	ZAR	15,895	1,142,227	1,146,238	(4,011)
Expiring 11/22/16	Deutsche Bank AG	ZAR	94,422	6,930,869	6,809,064	121,805
Expiring 11/22/16	Hong Kong & Shanghai Bank	ZAR	8,964	627,310	646,436	(19,126)
South Korean Won,
Expiring 11/14/16	Deutsche Bank AG	KRW	3,207,323	2,882,728	2,911,249	(28,521)
Expiring 11/22/16	Goldman Sachs & Co.	KRW	645,789	576,186	586,147	(9,961)
Swiss Franc,
Expiring 11/18/16	Bank of America	CHF	916	955,560	945,656	9,904
Turkish Lira,
Expiring 10/04/16	BNP Paribas	TRY	2,535	861,542	844,015	17,527
Expiring 10/04/16	JPMorgan Chase	TRY	1,665	550,695	554,352	(3,657)
Expiring 01/04/17	Goldman Sachs & Co.	TRY	4,459	1,458,286	1,457,448	838

				$100,407,474	$99,854,511	552,963

						$931,715

Interest rate swap agreement outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
HUF 400,000	08/17/21	1.070%	6 Month BUBOR(1)	$ (402)	$9	$411

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(1):
CDX.EM.CDSI.S26	12/20/21	1.000%	139,050	$(8,849,371)	$(9,052,155)	$202,784	Barclays Capital Group

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2):
Bank of China	12/20/21	1.000%	1,100	1.277%	$14,724	$14,496	$228	JPMorgan Chase

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(2) (cont’d.):
Bank of China	12/20/21	1.000%	600	1.066%	$1,748	$2,068	$(320)	Citigroup Global Markets

					$16,472	$16,564	$(92)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.HY.CDSI.S27	12/20/21	5.000%	50,200	$2,041,885	$2,299,439	$257,554
CDX.IG.CDSI.S27	12/20/21	1.000%	470,200	5,175,739	6,048,096	872,357

				$7,217,624	$8,347,535	$1,129,911

U.S. Treasury Obligation with market value of $10,544,519 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared interest rate swap and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5) The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,879,034,026	$1,905,169,357	$—
Preferred Stocks	7,460,132	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	365,737,890	—
Residential Mortgage-Backed Securities	—	11,680,883	886,381
Commercial Mortgage-Backed Securities	—	279,280,046	—
Convertible Bonds	—	791,200	—
Corporate Obligations	—	1,898,050,101	—
Foreign Government Bonds	—	375,886,266	—
Municipal Bonds	—	105,595,293	—
Residential Mortgage-Backed Securities	—	53,350,289	—
U.S. Government Agency Obligations	—	1,466,169,300	—
U.S. Treasury Obligations	—	739,035,683	—
Affiliated Mutual Funds	2,564,051,106	—	—
Options Purchased	—	5,305	—
Other Financial Instruments*
Futures Contracts	3,508,366	—	—
OTC Forward Foreign Currency Exchange Contracts	—	931,715	—
Centrally cleared interest rate swaps	—	411	—
OTC Credit Default Swap Agreements	—	(8,832,899)	—
Centrally Cleared Credit Default Swap Agreements	—	1,129,911	—

Total	$8,454,053,630	$7,193,980,751	$886,381

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$(7,702,988)
Equity contracts	5,696,840
Foreign exchange contracts	937,020
Interest contracts	(2,188,465)

Total	$(3,257,593)

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 74.9%
Aerospace & Defense — 1.2%
Airbus Group SE (France)	1,129	$68,476
Astrotech Corp.*	2,264	3,736
B/E Aerospace, Inc.	22	1,137
Boeing Co. (The)	1,072	141,225
Cobham PLC (United Kingdom)	11,411	24,824
Dassault Aviation SA (France)	25	27,747
KLX, Inc.*	323	11,370
LIG Nex1 Co. Ltd. (South Korea)	126	9,526
Northrop Grumman Corp.	71	15,190
Orbital ATK, Inc.	30	2,287
Raytheon Co.	59	8,032
Rockwell Collins, Inc.	537	45,291
Rolls-Royce Holdings PLC (United Kingdom)*	1,984	18,510
Safran SA (France)	500	35,961
TASER International, Inc.*	213	6,094
Teledyne Technologies, Inc.*	10	1,079
Textron, Inc.	161	6,400
United Technologies Corp.	591	60,046

		486,931

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	98	6,905
FedEx Corp.	167	29,172
Hyundai Glovis Co. Ltd. (South Korea)	11	1,817
United Parcel Service, Inc. (Class B Stock)	296	32,371
XPO Logistics, Inc.*	183	6,711

		76,976

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	17,527	6,483
Alaska Air Group, Inc.	308	20,285
American Airlines Group, Inc.	3,265	119,532
Delta Air Lines, Inc.	175	6,888
easyJet PLC (United Kingdom)	692	9,023
Flybe Group PLC (United Kingdom)*	3,722	2,401
JetBlue Airways Corp.*	482	8,310
Ryanair Holdings PLC (Ireland), ADR	188	14,106
Spirit Airlines, Inc.*	124	5,274
United Continental Holdings, Inc.*	364	19,099

		211,401

Auto Components — 1.0%
CIE Automotive SA (Spain)	235	4,627
Delphi Automotive PLC (United Kingdom)	439	31,309
Dometic Group AB (Sweden), 144A*	783	6,281
GKN PLC (United Kingdom)	884	3,668
Goodyear Tire & Rubber Co. (The)	295	9,529
Hyundai Mobis Co. Ltd. (South Korea)	109	27,354
Johnson Controls International PLC	3,646	169,648
Koito Manufacturing Co. Ltd. (Japan)	600	29,202
Leoni AG (Germany)	601	21,881
Minth Group Ltd. (China)	2,000	7,055
Musashi Seimitsu Industry Co. Ltd. (Japan)	400	9,390
Nifco, Inc. (Japan)	200	10,625
Nippon Seiki Co. Ltd. (Japan)	1,000	19,061
Press Kogyo Co. Ltd. (Japan)	2,500	10,660
S&T Motiv Co. Ltd. (South Korea)	85	3,683
Stanley Electric Co. Ltd. (Japan)	1,000	27,038

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)(g)	2,000	$4,397
Workhorse Group, Inc.*	898	6,502

		401,910

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	14,000	8,883
BAIC Motor Corp. Ltd. (China) (Class H Stock)(g)	2,500	2,641
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	2,000	2,017
Ferrari NV (Italy)	121	6,276
Honda Motor Co. Ltd. (Japan)	1,700	49,062
Hyundai Motor Co. (South Korea)	80	9,887
Mitsubishi Motors Corp. (Japan)	2,400	11,211
Suzuki Motor Corp. (Japan)	600	20,097
Tata Motors Ltd. (India), ADR	406	16,232
Tesla Motors, Inc.*(a)	263	53,660
Toyota Motor Corp. (Japan)	600	34,804

		214,770

Banks — 4.0%
Axis Bank Ltd. (India), GDR, RegS	1,041	41,848
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,647	22,067
Banco Santander Chile (Chile), ADR	321	6,641
Bank Central Asia Tbk PT (Indonesia)	35,900	43,301
Bank of the Ryukyus Ltd. (Japan)	400	4,746
BankUnited, Inc.	409	12,352
BDO Unibank, Inc. (Philippines)	2,100	4,763
BNC Bancorp	431	10,482
BNP Paribas SA (France)	488	25,100
Boston Private Financial Holdings, Inc.	1,193	15,306
CIT Group, Inc.	273	9,910
Citigroup, Inc.	2,042	96,444
Danske Bank A/S (Denmark)	1,177	34,434
DNB ASA (Norway)	2,470	32,472
East West Bancorp, Inc.	82	3,010
Erste Group Bank AG (Austria)*	757	22,416
Farmers Capital Bank Corp.	540	16,006
Fifth Third Bancorp	1,590	32,531
First Gulf Bank PJSC (United Arab Emirates)	1,323	4,243
First Internet Bancorp	524	12,099
First Republic Bank	218	16,810
Grupo Aval Acciones y Valores SA (Colombia), ADR	460	4,062
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	4,265	37,532
HDFC Bank Ltd. (India), ADR	826	59,381
Home BancShares, Inc.	524	10,904
ICICI Bank Ltd. (India), ADR	1,645	12,288
ING Groep NV (Netherlands)	4,555	56,235
JPMorgan Chase & Co.	5,078	338,144
Kasikornbank PCL (Thailand), NVDR	1,800	9,774
KBC Group NV (Belgium)*	273	15,937
KeyCorp	4,506	54,838
Lloyds Banking Group PLC (United Kingdom)	73,042	51,605
Mebuki Financial Group, Inc. (Japan)	1,800	6,449
National Bank of Canada (Canada)	553	19,609
Popular, Inc. (Puerto Rico)	203	7,759

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Preferred Bank	214	$7,651
Prosperity Bancshares, Inc.	20	1,098
Republic First Bancorp, Inc.*	1,970	8,097
Royal Bank of Scotland Group PLC (United Kingdom)*	18,917	43,794
Sberbank of Russia PJSC (Russia), ADR	2,231	20,922
Signature Bank*	115	13,622
Standard Chartered PLC (United Kingdom)*	1,220	9,928
SVB Financial Group*	50	5,527
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,503	61,899
TCF Financial Corp.	957	13,886
Texas Capital Bancshares, Inc.*	30	1,648
Turkiye Garanti Bankasi A/S (Turkey)	9,235	24,471
United Overseas Bank Ltd. (Singapore)	1,700	23,585
US Bancorp	1,702	72,999
Van Lanschot NV (Netherlands)	168	3,399
Webster Financial Corp.	20	760
Wells Fargo & Co.	2,219	98,257

		1,563,041

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	104	13,677
Baron de Ley (Spain)*	32	3,731
Coca-Cola Co. (The)	326	13,796
Constellation Brands, Inc. (Class A Stock)	83	13,819
Diageo PLC (United Kingdom)	1,120	32,081
Molson Coors Brewing Co. (Class B Stock)	72	7,906
Monster Beverage Corp.*	33	4,845
PepsiCo, Inc.	1,248	135,745
SABMiller PLC (United Kingdom) (XJSE)	148	8,499
SABMiller PLC (United Kingdom) (XLON)	341	19,863

		253,962

Biotechnology — 1.3%
Abcam PLC (United Kingdom)	1,363	14,832
ACADIA Pharmaceuticals, Inc.*	170	5,408
Alexion Pharmaceuticals, Inc.*	399	48,893
Alkermes PLC*	183	8,606
Alnylam Pharmaceuticals, Inc.*	123	8,337
Anavex Life Sciences Corp.*	595	2,160
Biogen, Inc.*	157	49,146
BioMarin Pharmaceutical, Inc.*	149	13,785
Bluebird Bio, Inc.*	72	4,880
Celgene Corp.*	639	66,795
Cepheid*	203	10,696
CSL Ltd. (Australia)	166	13,650
Eagle Pharmaceuticals, Inc.*	75	5,250
Genus PLC (United Kingdom)	103	2,599
Gilead Sciences, Inc.	421	33,310
Grifols SA (Spain)	390	8,407
Grifols SA (Spain), ADR	1,683	26,878
Incyte Corp.*	190	17,915
Ionis Pharmaceuticals, Inc.*	157	5,752
Juno Therapeutics, Inc.*	160	4,802
Neurocrine Biosciences, Inc.*	233	11,799
Radius Health, Inc.*	102	5,517
Recro Pharma, Inc.*	487	4,305
Regeneron Pharmaceuticals, Inc.*	2	804
Seattle Genetics, Inc.*	171	9,236
Shire PLC	668	43,195

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Shire PLC, ADR	207	$40,129
TESARO, Inc.*	20	2,005
United Therapeutics Corp.*	93	10,981
Vertex Pharmaceuticals, Inc.*	521	45,436

		525,508

Building Products — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	632	12,834
Lindab International AB (Sweden)	559	5,488
Reliance Worldwide Corp. Ltd. (Australia)*	883	2,097
Sanwa Holdings Corp. (Japan)	1,300	12,585
Tarkett SA (France)	150	6,066
Tyman PLC (United Kingdom)	1,648	5,977

		45,047

Capital Markets — 3.0%
Ameriprise Financial, Inc.	1,112	110,944
Avanza Bank Holding AB (Sweden)	207	8,177
Banca Generali SpA (Italy)	314	6,027
Bank of New York Mellon Corp. (The)	3,982	158,802
BlackRock, Inc.	91	32,984
BT Investment Management Ltd. (Australia)	908	6,231
Bursa Malaysia Bhd (Malaysia)(g)	1,900	4,055
CBOE Holdings, Inc.	325	21,076
Charles Schwab Corp. (The)	1,527	48,207
CME Group, Inc.	57	5,958
E*TRADE Financial Corp.*	348	10,134
GAM Holding AG (Switzerland)*	1,883	18,038
Intercontinental Exchange, Inc.	202	54,411
Intermediate Capital Group PLC (United Kingdom)	657	5,017
Intertrust NV (Netherlands), 144A*	323	7,754
Investec PLC (South Africa)	5,063	30,863
IP Group PLC (United Kingdom)*	1,644	3,566
Julius Baer Group Ltd. (Switzerland)*	748	30,490
Morgan Stanley	6,878	220,509
Northern Trust Corp.	296	20,125
Partners Group Holding AG (Switzerland)	40	20,209
Rathbone Brothers PLC (United Kingdom)	126	2,983
Raymond James Financial, Inc.	262	15,251
S&P Global, Inc.	269	34,045
Saigon Securities, Inc. (Vietnam)*	3,773	3,783
SEI Investments Co.	236	10,764
State Street Corp.	2,073	144,343
TD Ameritrade Holding Corp.	3,399	119,781
Vostok New Ventures Ltd. (Sweden), SDR*	617	4,656
Waddell & Reed Financial, Inc. (Class A Stock)	299	5,430

		1,164,613

Chemicals — 1.7%
Air Liquide SA (France)	171	18,338
Air Liquide SA (I-2016 Shares) (France)*	21	2,252
Air Water, Inc. (Japan)	1,000	18,884
Akzo Nobel NV (Netherlands)	47	3,179
Ashland Global Holdings, Inc.	730	84,643
Calgon Carbon Corp.	577	8,753
Celanese Corp. (Class A Stock)	300	19,968
CF Industries Holdings, Inc.	270	6,575
Chugoku Marine Paints Ltd. (Japan)	1,000	7,020
Croda International PLC (United Kingdom)	108	4,873

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
E.I. du Pont de Nemours & Co.	806	$53,978
Ecolab, Inc.	147	17,893
Flotek Industries, Inc.*	160	2,326
Fufeng Group Ltd. (China)*(g)	16,000	7,466
GCP Applied Technologies, Inc.*	141	3,993
Incitec Pivot Ltd. (Australia)	9,057	19,685
Ingevity Corp.*	27	1,245
JSR Corp. (Japan)	1,600	25,148
Kansai Paint Co. Ltd. (Japan)	300	6,576
Koninklijke DSM NV (Netherlands)	480	32,417
Linde AG (Germany)	170	28,887
Monsanto Co.	48	4,906
Nihon Parkerizing Co. Ltd. (Japan)	600	8,756
Nippon Shokubai Co. Ltd. (Japan)	400	24,989
Nippon Soda Co. Ltd. (Japan)	1,000	4,277
Nissan Chemical Industries Ltd. (Japan)	200	6,080
Orion Engineered Carbons SA	64	1,199
PolyOne Corp.	60	2,029
PPG Industries, Inc.	70	7,235
Praxair, Inc.	291	35,162
RPM International, Inc.	1,511	81,171
Sherwin-Williams Co. (The)	103	28,496
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	7,088
Syngenta AG (Switzerland)	63	27,590
Taiyo Holdings Co. Ltd. (Japan)	200	6,890
Umicore SA (Belgium)	56	3,516
Valvoline, Inc.*	70	1,644
Victrex PLC (United Kingdom)	1,003	20,363
WR Grace & Co.	190	14,022

		659,512

Commercial Services & Supplies — 0.3%
Aqua Metals, Inc.*	836	7,407
ARC Document Solutions, Inc.*	759	2,839
Brambles Ltd. (Australia)	2,207	20,343
Copart, Inc.*	50	2,678
Downer EDI Ltd. (Australia)	6,708	27,908
Edenred (France)	272	6,356
Healthcare Services Group, Inc.	345	13,655
KAR Auction Services, Inc.	320	13,811
Prosegur Cia de Seguridad SA (Spain)	972	6,785
Rollins, Inc.	207	6,061
Serco Group PLC (United Kingdom)*	4,951	8,379
Stericycle, Inc.*	277	22,199

		138,421

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.	1,199	11,067
Cisco Systems, Inc.	4,162	132,019
Harris Corp.	225	20,612
Juniper Networks, Inc.	1,371	32,986
Lumentum Holdings, Inc.*	135	5,639
Palo Alto Networks, Inc.*	90	14,340
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,428	17,531
Viavi Solutions, Inc.*	673	4,973

		239,167

Construction & Engineering
Chicago Bridge & Iron Co. NV	198	5,550

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Dycom Industries, Inc.*	75	$6,133
Granite Construction, Inc.	73	3,631
SPIE SA (France)	236	4,698
Valmont Industries, Inc.	10	1,346

		21,358

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	3,000	8,292
China National Building Material Co. Ltd. (China) (Class H Stock)	6,000	2,687
Fletcher Building Ltd. (New Zealand)	2,423	18,976
James Hardie Industries PLC (Ireland)	641	10,036
Martin Marietta Materials, Inc.	134	24,001
Siam Cement PCL (The) (Thailand), NVDR	350	5,226
Taiheiyo Cement Corp. (Japan)	2,000	5,755
U.S. Concrete, Inc.*	228	10,503
Vulcan Materials Co.	192	21,836

		107,312

Consumer Finance — 0.2%
Ally Financial, Inc.	644	12,539
American Express Co.	356	22,798
Credit Saison Co. Ltd. (Japan)	2,000	33,205
Credito Real SAB de CV (Mexico)	1,402	2,408
SLM Corp.*	808	6,036
Synchrony Financial	779	21,812

		98,798

Containers & Packaging — 0.7%
Amcor Ltd. (Australia)	2,717	31,646
Ball Corp.	1,430	117,189
Bemis Co., Inc.	130	6,631
Berry Plastics Group, Inc.*	214	9,384
Crown Holdings, Inc.*	216	12,331
Graphic Packaging Holding Co.	350	4,897
Huhtamaki OYJ (Finland)	153	7,127
International Paper Co.	949	45,533
Intertape Polymer Group, Inc. (Canada)	74	1,277
Orora Ltd. (Australia)	1,164	2,823
Packaging Corp. of America	165	13,408
Vidrala SA (Spain)	63	3,684
WestRock Co.	166	8,048

		263,978

Distributors — 0.1%
Educational Development Corp.	517	5,883
Paltac Corp. (Japan)	400	9,373
Weyco Group, Inc.	325	8,733

		23,989

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,100	28,095
Service Corp. International	391	10,377
ServiceMaster Global Holdings, Inc.*	508	17,109
Silver Run Acquisition Corp.*	155	2,792
TAL Education Group (China), ADR*	177	12,539

		70,912

Diversified Financial Services — 0.1%
Banca Mediolanum SpA (Italy)	2,808	18,618
FirstRand Ltd. (South Africa)	2,976	10,311

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
GT Capital Holdings, Inc. (Philippines)	200	$5,961
Japan Securities Finance Co. Ltd. (Japan)	1,400	6,061
OFX Group Ltd. (Australia)	2,959	4,318

		45,269

Diversified Telecommunication Services — 0.8%
ATN International, Inc.	193	12,553
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	11,730	22,132
Iliad SA (France)	42	8,817
Nippon Telegraph & Telephone Corp. (Japan)	2,400	109,766
SBA Communications Corp. (Class A Stock)*	152	17,048
TDC A/S (Denmark)*	2,538	14,947
Telecom Italia SpA (Italy)*	27,262	18,507
Telefonica Deutschland Holding AG (Germany)	7,488	30,191
Telefonica SA (Spain)	3,544	35,841
Verizon Communications, Inc.	556	28,901

		298,703

Electric Utilities — 1.5%
American Electric Power Co., Inc.	1,208	77,566
Edison International	1,089	78,680
EDP — Energias do Brasil SA (Brazil)	7,767	34,295
El Paso Electric Co.	261	12,207
Exelon Corp.	3,318	110,456
FirstEnergy Corp.	916	30,301
Great Plains Energy, Inc.	983	26,826
Iberdrola SA (Spain)	4,835	32,875
ITC Holdings Corp.	295	13,712
NextEra Energy, Inc.	241	29,479
PG&E Corp.	1,928	117,936
PNM Resources, Inc.	100	3,272
Portland General Electric Co.	40	1,704
Red Electrica Corp. SA (Spain)	64	1,381
Spark Energy, Inc. (Class A Stock)	154	4,486

		575,176

Electrical Equipment — 0.4%
Energy Focus, Inc.*	342	1,672
Gamesa Corp. Tecnologica SA (Spain)	49	1,174
Kendrion NV (Netherlands)	172	5,252
Legrand SA (France)	74	4,362
Mitsubishi Electric Corp. (Japan)	3,000	38,450
Prysmian SpA (Italy)	850	22,258
Schneider Electric SE (France)	966	67,199
Sensata Technologies Holding NV*	338	13,108
TPI Composites, Inc.*	33	702
Ushio, Inc. (Japan)	300	3,456
Vestas Wind Systems A/S (Denmark)	15	1,239

		158,872

Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	261	13,796
Delta Electronics, Inc. (Taiwan)	1,052	5,635
Hexagon AB (Sweden) (Class B Stock)	724	31,618
Horiba Ltd. (Japan)	200	9,854
Ingram Micro, Inc. (Class A Stock)	239	8,523
Keysight Technologies, Inc.*	941	29,820
Kyocera Corp. (Japan)	900	43,248

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
LRAD Corp.	2,359	$4,411
Nippon Ceramic Co. Ltd. (Japan)	300	5,600
Oxford Instruments PLC (United Kingdom)	715	5,874
Pure Technologies Ltd. (Canada)	80	357
Renishaw PLC (United Kingdom)	115	3,937
Sinbon Electronics Co. Ltd. (Taiwan)	2,059	4,755
Sunny Optical Technology Group Co. Ltd. (China)	1,000	4,969
TE Connectivity Ltd. (Switzerland)	1,003	64,573
Trimble, Inc.*	30	857
Venture Corp. Ltd. (Singapore)	700	4,634
Zebra Technologies Corp. (Class A Stock)*	92	6,404

		248,865

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)*	1,207	5,671
Baker Hughes, Inc.	310	15,646
Dril-Quip, Inc.*	221	12,319
FMC Technologies, Inc.*	230	6,824
Frank’s International NV	100	1,300
Halliburton Co.	121	5,430
John Wood Group PLC (United Kingdom)	346	3,406
Nabors Industries Ltd.	714	8,682
Oceaneering International, Inc.	393	10,811
SBM Offshore NV (Netherlands)	536	7,611
Schlumberger Ltd.	229	18,009
Superior Energy Services, Inc.	389	6,963
Tenaris SA (Luxembourg)	328	4,672
Tenaris SA (Luxembourg), ADR	110	3,124
Tesco Corp.	130	1,061
Weatherford International PLC*	618	3,473
WorleyParsons Ltd. (Australia)*	578	3,750

		118,752

Equity Real Estate Investment Trusts (REITs) — 4.1%
Acadia Realty Trust	283	10,256
Alexandria Real Estate Equities, Inc.	113	12,291
American Campus Communities, Inc.	328	16,685
American Homes 4 Rent (Class A Stock)	752	16,273
American Tower Corp.	1,607	182,121
AvalonBay Communities, Inc.	274	48,728
Axiare Patrimonio SOCIMI SA (Spain)	1,087	14,394
Boston Properties, Inc.	250	34,073
Brookfield Canada Office Properties (Canada)	310	6,503
Camden Property Trust	203	16,999
Canadian Real Estate Investment Trust (Canada)	125	4,484
CapitaLand Mall Trust (Singapore)	6,230	9,926
Charter Hall Retail REIT (Australia)	1,377	4,482
Concentradora Fibra Danhos SA de CV (Mexico)	5,240	9,459
Corporate Office Properties Trust	180	5,103
Corrections Corp. of America	581	8,058
Crown Castle International Corp.	889	83,753
DCT Industrial Trust, Inc.	268	13,011
Derwent London PLC (United Kingdom)	170	5,730
Douglas Emmett, Inc.(a)	765	28,022
Duke Realty Corp.	90	2,460
EastGroup Properties, Inc.	81	5,958
Education Realty Trust, Inc.	199	8,585

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Equinix, Inc.	11	$3,963
Equity Commonwealth*	50	1,511
Equity Residential	713	45,867
Essex Property Trust, Inc.	147	32,737
Federal Realty Investment Trust	206	31,710
Fibra Uno Administracion SA de CV (Mexico)	7,300	13,346
First Potomac Realty Trust	1,177	10,770
Gecina SA (France)	361	56,890
General Growth Properties, Inc.	3,373	93,095
Great Portland Estates PLC (United Kingdom)	848	6,954
Healthcare Realty Trust, Inc.	358	12,193
Highwoods Properties, Inc.	198	10,320
Hoshino Resorts REIT, Inc. (Japan)	1	12,567
Host Hotels & Resorts, Inc.	576	8,968
InnSuites Hospitality Trust	1,547	3,295
Investors Real Estate Trust	2,294	13,649
Invincible Investment Corp. (Japan)	7	3,917
Iron Mountain, Inc.	428	16,063
Kilroy Realty Corp.	243	16,852
Kimco Realty Corp.	869	25,158
Klepierre (France)	255	11,705
Macerich Co. (The)	413	33,399
MGM Growth Properties LLC (Class A Stock)	169	4,406
Mitsui Fudosan Logistics Park, Inc. (Japan)*	3	9,852
Mori Hills REIT Investment Corp. (Japan)	10	14,967
Nippon Accommodations Fund, Inc. (Japan)	3	14,008
Nippon Prologis REIT, Inc. (Japan)	3	7,588
Paramount Group, Inc.	380	6,228
Pebblebrook Hotel Trust	156	4,150
Prologis, Inc.	931	49,846
PS Business Parks, Inc.	68	7,723
Public Storage	143	31,909
Ramco-Gershenson Properties Trust	620	11,619
Rayonier, Inc.	517	13,721
Regency Centers Corp.	458	35,490
RLJ Lodging Trust	946	19,894
Scentre Group (Australia)	3,835	13,845
Shaftesbury PLC (United Kingdom)	1,004	12,611
Simon Property Group, Inc.	430	89,014
SL Green Realty Corp.	338	36,538
Sunstone Hotel Investors, Inc.	786	10,053
Taubman Centers, Inc.	196	14,584
Terreno Realty Corp.	199	5,474
Unibail-Rodamco SE (France)	36	9,707
Urban Edge Properties	653	18,375
VEREIT, Inc.	4,336	44,964
Vicinity Centres (Australia)	5,612	13,686
Vornado Realty Trust	319	32,286
Weingarten Realty Investors	367	14,306
Weyerhaeuser Co.	1,823	58,227

		1,617,354

Food & Staples Retailing — 1.3%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	270	13,085
BIM Birlesik Magazalar A/S (Turkey)	442	7,373
Booker Group PLC (United Kingdom)	1,112	2,565
Costco Wholesale Corp.	180	27,452

Shares		Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
CP ALL PCL (Thailand)	13,400	$23,784
CVS Health Corp.	235	20,913
GS Retail Co. Ltd. (South Korea)	145	6,505
Koninklijke Ahold Delhaize NV (Netherlands)	1,658	37,763
Magnit PJSC (Russia), GDR, RegS	510	21,262
Majestic Wine PLC (United Kingdom)*	1,422	5,657
PriceSmart, Inc.	103	8,627
Raia Drogasil SA (Brazil)	505	10,382
Rite Aid Corp.*	1,483	11,404
Seven & i Holdings Co. Ltd. (Japan)	800	37,820
Shoprite Holdings Ltd. (South Africa)	658	9,194
Sprouts Farmers Market, Inc.*	350	7,227
Walgreens Boots Alliance, Inc.	2,521	203,243
Wal-Mart de Mexico SAB de CV (Mexico)	5,300	11,603
Wal-Mart Stores, Inc.	700	50,484

		516,343

Food Products — 1.6%
BRF SA (Brazil)	282	4,819
Bunge Ltd.	505	29,911
China Mengniu Dairy Co. Ltd. (China)	16,000	29,946
CJ CheilJedang Corp. (South Korea)	16	5,295
ConAgra Foods, Inc.	381	17,949
Edita Food Industries SAE (Egypt), GDR, 144A^(g)	158	948
Edita Food Industries SAE (Egypt), GDR, RegS^(g)	432	2,592
Emmi AG (Switzerland)*	7	4,800
Flowers Foods, Inc.	627	9,480
General Mills, Inc.	382	24,402
Hain Celestial Group, Inc. (The)*	247	8,788
Ingredion, Inc.	232	30,870
J.M. Smucker Co. (The)	50	6,777
Kraft Heinz Co. (The)	37	3,312
Mayora Indah Tbk PT (Indonesia)(g)	67,500	7,742
McCormick & Co., Inc.	183	18,285
Mondelez International, Inc. (Class A Stock)	1,854	81,391
Nestle SA (Switzerland)	1,374	108,497
Post Holdings, Inc.*	55	4,244
TreeHouse Foods, Inc.*	72	6,278
Tyson Foods, Inc. (Class A Stock)	2,557	190,931
Uni-President Enterprises Corp. (Taiwan)	8,507	16,006
Universal Robina Corp. (Philippines)	2,720	10,010

		623,273

Gas Utilities — 0.3%
Atmos Energy Corp.	738	54,959
Enagas SA (Spain)	749	22,532
Gas Natural SDG SA (Spain)	539	11,081
National Fuel Gas Co.	188	10,165
ONE Gas, Inc.	30	1,855
WGL Holdings, Inc.	312	19,562

		120,154

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	1,138	48,126
Align Technology, Inc.*	179	16,781
Ambu A/S (Denmark) (Class B Stock)	266	14,309
Becton, Dickinson and Co.	1,187	213,340
BioMerieux (France)	33	4,918
C.R. Bard, Inc.	4	897

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Cochlear Ltd. (Australia)	103	$11,164
Cooper Cos., Inc. (The)	146	26,172
DENTSPLY SIRONA, Inc.	874	51,942
DexCom, Inc.*	196	17,181
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,258	16,483
GN Store Nord A/S (Denmark)	737	15,893
Hologic, Inc.*	807	31,336
IDEXX Laboratories, Inc.*	26	2,931
Intuitive Surgical, Inc.*	89	64,510
LivaNova PLC (XLON)*	65	3,874
LivaNova PLC (XNGS)*	371	22,301
Medtronic PLC	2,152	185,933
Nakanishi, Inc. (Japan)	100	3,636
Nikkiso Co. Ltd. (Japan)	700	6,281
Olympus Corp. (Japan)	600	20,953
Osstem Implant Co. Ltd. (South Korea)*	102	5,671
ResMed, Inc.	172	11,144
Smith & Nephew PLC (United Kingdom)	1,386	22,354
Stryker Corp.	807	93,943
Teleflex, Inc.	20	3,361
West Pharmaceutical Services, Inc.	195	14,528
Wright Medical Group NV*	339	8,316

		938,278

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*	170	8,423
Aetna, Inc.	1,211	139,810
AmerisourceBergen Corp.	125	10,097
Amsurg Corp.*	123	8,247
Anthem, Inc.	573	71,803
Brookdale Senior Living, Inc.*	270	4,711
Cardinal Health, Inc.	60	4,662
Centene Corp.*	239	16,003
Cigna Corp.	281	36,620
Community Health Systems, Inc.*	173	1,996
Envision Healthcare Holdings, Inc.*	211	4,699
Fresenius Medical Care AG & Co. KGaA (Germany)	131	11,461
Fresenius SE & Co. KGaA (Germany)	487	38,902
Georgia Healthcare Group PLC. (Georgia)*(g)	1,605	6,169
HCA Holdings, Inc.*	1,223	92,495
Henry Schein, Inc.*	38	6,193
Humana, Inc.	116	20,519
Integrated Diagnostics Holdings PLC (Egypt), 144A(g)	635	2,146
McKesson Corp.	381	63,532
Miraca Holdings, Inc. (Japan)	600	29,918
Molina Healthcare, Inc.*	33	1,925
Odontoprev SA (Brazil)	700	2,796
Primary Health Care Ltd. (Australia)	4,597	14,000
Quorum Health Corp.*	267	1,674
UnitedHealth Group, Inc.	1,371	191,940
WellCare Health Plans, Inc.*	92	10,772

		801,513

Health Care Technology — 0.1%
athenahealth, Inc.*	99	12,486
IMS Health Holdings, Inc.*	352	11,032

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
Veeva Systems, Inc. (Class A Stock)*	30	$1,238

		24,756

Healthcare Equipment & Supplies — 0.6%
Danaher Corp.	2,946	230,937

Hotels, Restaurants & Leisure — 1.4%
Bloomin’ Brands, Inc.	708	12,206
Carnival Corp.	720	35,150
Denny’s Corp.*	1,035	11,064
Hilton Worldwide Holdings, Inc.	3,448	79,063
Jack in the Box, Inc.	10	959
Las Vegas Sands Corp.	2,089	120,201
Marriott International, Inc. (Class A Stock)	823	55,413
McDonald’s Corp.	108	12,459
MGM Resorts International*	2,195	57,136
Nathan’s Famous, Inc.*	135	7,094
Norwegian Cruise Line Holdings Ltd.*	1,516	57,153
Paddy Power Betfair PLC (Ireland)	59	6,672
Royal Caribbean Cruises Ltd.	213	15,964
Skylark Co. Ltd. (Japan)	600	8,086
Starbucks Corp.	513	27,774
Telepizza Group SA (Spain), 144A*	857	3,894
Vail Resorts, Inc.	20	3,138
William Hill PLC (United Kingdom)	6,531	25,765
Yum! Brands, Inc.	48	4,359

		543,550

Household Durables — 0.2%
Cairn Homes PLC (Ireland)*	3,753	4,528
DFS Furniture PLC (United Kingdom)	1,676	5,487
Haier Electronics Group Co. Ltd. (Hong Kong)	4,000	6,654
Hanssem Co. Ltd. (South Korea)	37	5,939
Lennar Corp. (Class A Stock)	367	15,539
MDC Holdings, Inc.	411	10,604
Panasonic Corp. (Japan)	1,300	13,002
Skyline Corp.*	375	5,134
Tempur Sealy International, Inc.*	109	6,185
UCP, Inc. (Class A Stock)*	653	5,753

		78,825

Household Products — 0.4%
Colgate-Palmolive Co.	213	15,792
Procter & Gamble Co. (The)	848	76,108
Reckitt Benckiser Group PLC (United Kingdom)	173	16,287
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,086	32,233

		140,420

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	4,613	59,277
Calpine Corp.*	632	7,988
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	5,000	4,097
Dynegy, Inc.*	254	3,147
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,000	3,516
NRG Energy, Inc.	1,978	22,173

		100,198

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates — 1.3%
Beijing Enterprises Holdings Ltd. (China)	1,000	$5,103
Carlisle Cos., Inc.	17	1,744
CK Hutchison Holdings Ltd. (Hong Kong)	7,236	92,492
DCC PLC (United Kingdom)	149	13,538
General Electric Co.	7,175	212,523
Jardine Matheson Holdings Ltd. (Hong Kong)	500	30,305
Koninklijke Philips NV (Netherlands)	239	7,072
Roper Technologies, Inc.(a)	659	120,248
SM Investments Corp. (Philippines)	727	10,124

		493,149

Industrial Gases
Air Products & Chemicals, Inc.*	104	14,465

Insurance — 3.1%
AIA Group Ltd. (Hong Kong)	22,600	151,979
American International Group, Inc.	944	56,017
Aon PLC	508	57,145
Aviva PLC (United Kingdom)	12,583	71,799
BB Seguridade Participacoes SA (Brazil)	656	6,051
Chubb Ltd.	426	53,527
CNA Financial Corp.	547	18,822
CNO Financial Group, Inc.	675	10,307
Direct Line Insurance Group PLC (United Kingdom)	3,264	15,418
First American Financial Corp.	347	13,630
FNF Group	482	17,791
Korean Reinsurance Co. (South Korea)	443	4,689
Markel Corp.*	18	16,718
Marsh & McLennan Cos., Inc.	2,706	181,979
MetLife, Inc.	1,484	65,934
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	45	8,405
Old Republic International Corp.	407	7,171
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	3,500	18,348
Prudential PLC (United Kingdom)	2,584	45,805
RenaissanceRe Holdings Ltd. (Bermuda)	45	5,407
RSA Insurance Group PLC (United Kingdom)	6,059	42,792
Sampo OYJ (Finland) (Class A Stock)	917	40,740
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	74	18,848
Sanlam Ltd. (South Africa)	2,107	9,818
Tokio Marine Holdings, Inc. (Japan)	2,200	84,370
Unico American Corp.*	535	5,989
Willis Towers Watson PLC	55	7,302
XL Group Ltd. (Ireland)	3,121	104,959
Zurich Insurance Group AG (Switzerland)*	273	70,405

		1,212,165

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	620	519,132
Ctrip.com International Ltd. (China), ADR*(a)	772	35,952
Expedia, Inc.	58	6,770
Interpark Corp. (South Korea)(g)	284	3,614
Netflix, Inc.*	571	56,272
Priceline Group, Inc. (The)*	186	273,697
Takkt AG (Germany)	224	5,025
Vipshop Holdings Ltd. (China), ADR*	433	6,352

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Yoox Net-A-Porter Group SpA (Italy)*	529	$16,395

		923,209

Internet Software & Services — 3.4%
58.com, Inc. (China), ADR*	442	21,066
AfreecaTV Co. Ltd. (South Korea)	272	6,927
Alibaba Group Holding Ltd. (China), ADR*(a)	1,324	140,066
Alphabet, Inc. (Class A Stock)*	134	107,744
Alphabet, Inc. (Class C Stock)*	330	256,506
Baidu, Inc. (China), ADR*	281	51,162
CoStar Group, Inc.*	10	2,165
Facebook, Inc. (Class A Stock)*	2,270	291,173
GrubHub, Inc.*	20	860
Just Eat PLC (United Kingdom)*	1,501	10,407
Kakaku.com, Inc. (Japan)	300	5,432
LinkedIn Corp. (Class A Stock)*	96	18,348
Mail.Ru Group Ltd. (Russia), GDR, RegS*	264	4,631
MercadoLibre, Inc. (Argentina)	255	47,167
NAVER Corp. (South Korea)	52	41,863
Pandora Media, Inc.*	50	717
Rackspace Hosting, Inc.*	195	6,180
Scout24 AG (Germany), 144A*	489	16,471
Shopify, Inc. (Canada)*	142	6,093
Takeaway.Com Holding BV (Netherlands)*	222	6,109
Tencent Holdings Ltd. (China)	7,200	200,175
Twitter, Inc.*	405	9,335
VeriSign, Inc.*	252	19,716
Yahoo Japan Corp. (Japan)	7,100	28,321
Yandex NV (Russia) (Class A Stock)*	148	3,115
YY, Inc. (China), ADR*	160	8,525
Zillow Group, Inc. (Class A Stock)*	128	4,410
Zillow Group, Inc. (Class C Stock)*	176	6,098

		1,320,782

IT Services — 2.6%
Accenture PLC (Class A Stock)	519	63,406
Amadeus IT Group SA (Spain) (Class A Stock)	963	48,066
Automatic Data Processing, Inc.	508	44,806
Black Knight Financial Services, Inc. (Class A Stock)*	280	11,452
Booz Allen Hamilton Holding Corp.	565	17,860
Cognizant Technology Solutions Corp. (Class A Stock)*	35	1,670
CoreLogic, Inc.*	20	784
CSG Systems International, Inc.	181	7,481
EPAM Systems, Inc.*	192	13,308
Fidelity National Information Services, Inc.	584	44,986
Fiserv, Inc.*	574	57,096
FleetCor Technologies, Inc.*	137	23,801
Gartner, Inc.*	29	2,565
Indra Sistemas SA (Spain)*	1,023	13,717
Infosys Ltd. (India), ADR	3,064	48,350
Jack Henry & Associates, Inc.	123	10,523
MasterCard, Inc. (Class A Stock)	1,703	173,314
PayPal Holdings, Inc.*	1,936	79,318
Paysafe Group PLC (Isle of Man)*	1,637	9,457
Sabre Corp.	652	18,373
Travelport Worldwide Ltd.	200	3,006

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
TravelSky Technology Ltd. (China) (Class H Stock)	4,000	$9,547
Visa, Inc. (Class A Stock)	3,214	265,798
WEX, Inc.*	72	7,782
Wirecard AG (Germany)	534	27,740

		1,004,206

Leisure Products — 0.3%
Brunswick Corp.	294	14,341
Mattel, Inc.(a)	2,542	76,972
Polaris Industries, Inc.	116	8,983
Smith & Wesson Holding Corp.*	179	4,760
Thule Group AB (Sweden), 144A	457	7,794

		112,850

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	2,334	109,908
Charles River Laboratories International, Inc.*	59	4,917
Eurofins Scientific SE (Luxembourg)	24	10,903
INC Research Holdings, Inc. (Class A Stock)*	212	9,451
Tecan Group AG (Switzerland)	88	15,462
Thermo Fisher Scientific, Inc.	1,432	227,774

		378,415

Machinery — 1.4%
Aalberts Industries NV (Netherlands)	193	6,574
CLARCOR, Inc.	30	1,950
Colfax Corp.*	197	6,192
FANUC Corp. (Japan)	100	16,892
Flowserve Corp.	964	46,503
Fortive Corp.	1,206	61,385
Fujitec Co. Ltd. (Japan)	1,200	14,292
GEA Group AG (Germany)	743	41,309
Graco, Inc.	268	19,832
Illinois Tool Works, Inc.	565	67,710
Lincoln Electric Holdings, Inc.	215	13,463
Manitex International, Inc.*	925	5,097
METAWATER Co. Ltd. (Japan)	400	10,932
Middleby Corp. (The)*	134	16,565
Miura Co. Ltd. (Japan)	300	6,004
Mueller Water Products, Inc. (Class A Stock)	200	2,510
Nabtesco Corp. (Japan)	300	8,499
Norma Group SE (Germany)	252	12,973
Obara Group, Inc. (Japan)	300	11,816
Oshkosh Corp.	209	11,704
PACCAR, Inc.	154	9,052
Pentair PLC (United Kingdom)	652	41,884
Sandvik AB (Sweden)	420	4,622
SFS Group AG (Switzerland)*	81	6,391
Spirax-Sarco Engineering PLC (United Kingdom)	103	6,004
Stabilus SA (Luxembourg)*	155	8,736
Sulzer AG (Switzerland)	211	22,092
Trinity Industries, Inc.	251	6,069
VAT Group AG (Switzerland), 144A*	144	12,220
WABCO Holdings, Inc.*	149	16,916
Wabtec Corp.	243	19,841

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Watts Water Technologies, Inc. (Class A Stock)	80	$5,187

		541,216

Marine — 0.1%
AP Moeller—Maersk A/S (Denmark) (Class B Stock)	9	13,238
Kirby Corp.*	180	11,189
SITC International Holdings Co. Ltd. (China)	10,000	5,978

		30,405

Media — 2.3%
AH Belo Corp. (Class A Stock)	1,835	13,487
Aimia, Inc. (Canada)	2,007	12,636
Altice NV (Netherlands) (Class A Stock)*	1,406	25,181
Ascential PLC (United Kingdom)*	2,826	10,302
Astro Malaysia Holdings Bhd (Malaysia)	25,700	16,967
BEC World PCL (Thailand)(g)	6,000	3,810
Charter Communications, Inc. (Class A Stock)*	117	31,586
Comcast Corp. (Class A Stock)	3,043	201,873
CTS Eventim AG & Co. KGaA (Germany)	218	7,753
CyberAgent, Inc. (Japan)	600	17,838
Daiichikosho Co. Ltd. (Japan)	100	4,083
DISH Network Corp. (Class A Stock)*	62	3,396
Ebiquity PLC (United Kingdom)(g)	1,631	2,161
Eutelsat Communications SA (France)	492	10,183
Havas SA (France)	471	3,986
Huntsworth PLC (United Kingdom)	2,468	1,377
Liberty Broadband Corp. (Class A Stock)*	10	702
Liberty Broadband Corp. (Class C Stock)*	50	3,574
Liberty Global PLC (United Kingdom) (Class A Stock)*	551	18,833
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,708	122,512
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	87	2,400
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	617	17,307
Liberty SiriusXM Group*	354	11,827
Major Cineplex Group PCL (Thailand)	3,600	3,195
Naspers Ltd. (South Africa) (Class N Stock)	46	7,961
Omnicom Group, Inc.	612	52,020
Publicis Groupe SA (France)	248	18,766
Sirius XM Holdings, Inc.*(a)	7,496	31,258
Sky PLC (United Kingdom)	4,465	51,750
Surya Citra Media Tbk PT (Indonesia)	16,300	3,508
Tele Columbus AG (Germany), 144A*	784	6,821
Time Warner, Inc.	298	23,724
Twenty-First Century Fox, Inc. (Class B Stock)	928	22,959
Walt Disney Co. (The)	575	53,395
WPP PLC (United Kingdom)	2,511	59,022
YouGov PLC (United Kingdom)(g)	2,039	5,524

		883,677

Metals & Mining — 2.3%
Acerinox SA (Spain)	181	2,394
Agnico Eagle Mines Ltd. (Canada)	400	21,672
Alcoa, Inc.	764	7,747
Alrosa PJSC (Russia)	2,800	3,863

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Anglo American PLC (United Kingdom)*	1,451	$18,095
Antofagasta PLC (Chile)	1,210	8,196
ArcelorMittal (Luxembourg)*	1,998	12,185
Barrick Gold Corp. (Canada)	2,420	42,882
BHP Billiton Ltd. (Australia)	2,644	45,801
BHP Billiton PLC (Australia)	2,046	30,769
BlueScope Steel Ltd. (Australia)	531	3,170
Centamin PLC (United Kingdom)	3,274	6,289
Cia de Minas Buenaventura SAA (Peru), ADR*	1,218	16,857
Eldorado Gold Corp. (Canada)*	1,600	6,288
First Quantum Minerals Ltd. (Canada)	1,350	11,175
Franco-Nevada Corp. (Canada)	524	36,609
Freeport-McMoRan, Inc.	616	6,690
Fresnillo PLC (Mexico)	1,288	30,222
Glencore PLC (Switzerland)*	13,621	37,296
Goldcorp, Inc. (Canada)	1,359	22,451
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	5,330	13,035
Hitachi Metals Ltd. (Japan)	2,900	35,676
Iluka Resources Ltd. (Australia)	519	2,514
Impala Platinum Holdings Ltd. (South Africa)*	2,076	10,490
Industrias Penoles SAB de CV (Mexico)	545	13,042
JFE Holdings, Inc. (Japan)	300	4,386
Kinross Gold Corp. (Canada)*	2,500	10,525
Kobe Steel Ltd. (Japan)*	400	3,628
Korea Zinc Co. Ltd. (South Korea)	19	8,337
Lundin Mining Corp. (Canada)*	928	3,671
Maruichi Steel Tube Ltd. (Japan)	100	3,458
Mitsubishi Materials Corp. (Japan)	200	5,470
MMC Norilsk Nickel PJSC (Russia), ADR	2,583	41,276
Newmont Mining Corp.	831	32,650
Nippon Steel & Sumitomo Metal Corp. (Japan)	500	10,260
Nisshin Steel Co. Ltd. (Japan)	700	9,486
Nucor Corp.	293	14,489
OceanaGold Corp. (Australia)	1,260	3,784
Osisko Gold Royalties Ltd. (Canada)	262	2,868
Petra Diamonds Ltd. (South Africa)	5,909	9,918
POSCO (South Korea)	49	10,156
Randgold Resources Ltd. (United Kingdom)	273	27,361
Reliance Steel & Aluminum Co.	132	9,508
Rio Tinto Ltd. (United Kingdom)	591	23,510
Rio Tinto PLC (United Kingdom)	1,222	40,614
Royal Gold, Inc.	67	5,188
Silver Wheaton Corp. (Canada)	765	20,678
South32 Ltd. (Australia)	21,152	39,411
Southern Copper Corp. (Peru)	512	13,466
Steel Dynamics, Inc.	165	4,123
Sumitomo Metal Mining Co. Ltd. (Japan)	1,000	13,812
Tahoe Resources, Inc.	200	2,564
Teck Resources Ltd. (Canada) (Class B Stock)	800	14,424
thyssenkrupp AG (Germany)	466	11,134
Turquoise Hill Resources Ltd. (Canada)*	2,000	5,940
Vale SA (Brazil), ADR	3,100	17,050
voestalpine AG (Austria)	54	1,867
Worthington Industries, Inc.	71	3,410

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Yamana Gold, Inc. (Canada)	1,543	$6,650

		880,480

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
American Capital Agency Corp.	742	14,499
American Capital Mortgage Investment Corp.	739	12,703
Annaly Capital Management, Inc.	1,251	13,135
Apollo Commercial Real Estate Finance, Inc.	900	14,733
Cherry Hill Mortgage Investment Corp.	757	12,952
CYS Investments, Inc.	1,317	11,484
Ellington Residential Mortgage REIT	914	11,864
ZAIS Financial Corp.	1,144	16,508

		107,878

Multiline Retail — 0.4%
Dollar General Corp.	1,062	74,329
Lojas Renner SA (Brazil)	3,720	28,105
Matahari Department Store Tbk PT (Indonesia)	3,600	5,112
Next PLC (United Kingdom)	440	27,235
SACI Falabella (Chile)	655	4,803
Woolworths Holdings Ltd. (South Africa)	1,998	11,281

		150,865

Multi-Utilities — 0.3%
DTE Energy Co.	493	46,179
National Grid PLC (United Kingdom)	1,874	26,466
NiSource, Inc.	369	8,897
WEC Energy Group, Inc.	408	24,431

		105,973

Oil, Gas & Consumable Fuels — 3.4%
Advantage Oil & Gas Ltd. (Canada)*	647	4,537
Apache Corp.	449	28,678
ARC Resources Ltd. (Canada)	280	5,065
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,237	39,633
Canadian Natural Resources Ltd. (Canada) (TSX)	917	29,314
Cenovus Energy, Inc. (Canada)	230	3,301
Cheniere Energy, Inc.*	18	785
Chevron Corp.	111	11,424
Cimarex Energy Co.	145	19,484
CNOOC Ltd. (China)	4,000	5,046
Concho Resources, Inc.*	129	17,718
Continental Resources, Inc.*	20	1,039
Crew Energy, Inc. (Canada)*	400	2,092
Diamondback Energy, Inc.*	159	15,350
Encana Corp. (Canada)	400	4,188
Energen Corp.	159	9,177
EOG Resources, Inc.	96	9,284
EQT Corp.	1,051	76,324
Exxon Mobil Corp.	2,276	198,649
Gulfport Energy Corp.*	341	9,633
Hess Corp.	160	8,579
HollyFrontier Corp.	150	3,675
Inpex Corp. (Japan)	1,500	13,639
Kelt Exploration Ltd. (Canada)*	1,070	4,722
Koninklijke Vopak NV (Netherlands)	108	5,664
Kosmos Energy Ltd.*	1,519	9,737

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Lundin Petroleum AB (Sweden)*	187	$3,423
Marathon Petroleum Corp.	694	28,169
Matador Resources Co.*	222	5,403
NuVista Energy Ltd. (Canada)*	300	1,546
Oasis Petroleum, Inc.*	160	1,835
Occidental Petroleum Corp.	1,077	78,535
Painted Pony Petroleum Ltd. (Canada)*	300	1,845
Parsley Energy, Inc. (Class A Stock)*	130	4,356
Peyto Exploration & Development Corp. (Canada)	276	7,746
Pioneer Natural Resources Co.	89	16,523
PrairieSky Royalty Ltd. (Canada)	20	411
QEP Resources, Inc.	100	1,953
Range Resources Corp.	112	4,340
Rice Energy, Inc.*	150	3,917
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1,903	49,336
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	1,241	65,562
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	611	14,707
SM Energy Co.	159	6,134
Southwestern Energy Co.*	1,613	22,324
Spectra Energy Corp.	2,922	124,915
Statoil ASA (Norway)	369	6,195
Suncor Energy, Inc. (Canada)	210	5,834
Targa Resources Corp.	622	30,546
TOTAL SA (France)	676	32,151
TOTAL SA (France), ADR	2,616	124,783
Tourmaline Oil Corp. (Canada)*	1,149	31,126
TransCanada Corp. (Canada)	1,456	69,247
Western Refining, Inc.	60	1,588
Woodside Petroleum Ltd. (Australia)	1,248	27,672
World Fuel Services Corp.	110	5,089

		1,313,948

Paper & Forest Products — 0.1%
Daio Paper Corp. (Japan)	800	9,471
Louisiana-Pacific Corp.*	160	3,013
TFS Corp. Ltd. (Australia)	6,573	7,508
West Fraser Timber Co. Ltd. (Canada)	182	5,609

		25,601

Personal Products — 0.3%
AMOREPACIFIC Group (South Korea)	23	3,475
Coty, Inc. (Class A Stock)*	1,156	27,166
Estee Lauder Cos., Inc. (The) (Class A Stock)	41	3,631
Hengan International Group Co. Ltd. (China)	1,500	12,518
LG Household & Health Care Ltd. (South Korea)	60	52,215
Nu Skin Enterprises, Inc. (Class A Stock)	102	6,608
Oriflame Holding AG (Switzerland)*	108	3,956

		109,569

Pharmaceuticals — 3.6%
Akorn, Inc.*	191	5,207
Allergan PLC*	337	77,614
Aspen Pharmacare Holdings Ltd. (South Africa)*	430	9,711

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Astellas Pharma, Inc. (Japan)	5,900	$92,152
Bayer AG (Germany)	833	83,659
Bristol-Myers Squibb Co.	665	35,857
Chugai Pharmaceutical Co. Ltd. (Japan)	600	21,686
CSPC Pharmaceutical Group Ltd. (China)	10,000	10,040
Daiichi Sankyo Co. Ltd. (Japan)	1,200	28,834
Dr. Reddy’s Laboratories Ltd. (India), ADR	161	7,474
Durect Corp.*	3,430	4,768
Eli Lilly & Co.	281	22,553
GlaxoSmithKline PLC (United Kingdom), ADR	1,265	54,559
Horizon Pharma PLC*	267	4,841
Johnson & Johnson	425	50,205
Laboratorios Farmaceuticos Rovi SA(Spain)	411	5,976
Mallinckrodt PLC*	146	10,188
Merck & Co., Inc.	2,165	135,118
Merck KGaA (Germany)	97	10,463
Mylan NV*	599	22,834
Novartis AG (Switzerland)	1,389	109,620
Otsuka Holdings Co. Ltd. (Japan)	600	27,350
Pfizer, Inc.	7,977	270,181
Roche Holding AG (Switzerland)	545	135,432
Sanofi (France)	327	24,901
Sino Biopharmaceutical Ltd. (Hong Kong)	16,000	10,823
Teva Pharmaceutical Industries Ltd. (Israel), ADR	723	33,265
Tong Ren Tang Technologies Co. Ltd.(China) (ClassHStock)	4,000	7,765
Valeant Pharmaceuticals International, Inc. (NYSE)*	206	5,057
Valeant Pharmaceuticals International, Inc. (TSX)*	93	2,282
Zoetis, Inc.	1,378	71,670

		1,392,085

Professional Services — 0.6%
Capita PLC (United Kingdom)	3,502	30,337
CBIZ, Inc.*	674	7,542
DKSH Holding AG (Switzerland)	149	10,961
Equifax, Inc.	351	47,238
Exova Group PLC (United Kingdom)	2,522	6,520
Experian PLC (Ireland)	4,083	81,570
IHS Markit Ltd.*	536	20,127
ManpowerGroup, Inc.	156	11,273
Temp Holdings Co. Ltd. (Japan)	600	10,538
TransUnion*	50	1,725

		227,831

Real Estate Management & Development — 0.9%
Alexander & Baldwin, Inc.	112	4,303
Altus Group Ltd. (Canada)	170	3,790
BR Malls Participacoes SA (Brazil)*	2,436	9,273
Brasil Brokers Participacoes SA (Brazil)*	2,500	1,314
Cheung Kong Property Holdings Ltd. (Hong Kong)	6,368	46,842
China Overseas Land & Investment Ltd.(China)	10,000	34,380
China Vanke Co. Ltd. (China) (Class H Stock)	100	261
Emaar Malls PJSC (United Arab Emirates)	4,490	3,317

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Emaar Properties PJSC (United Arab Emirates)	6,751	$13,011
Hongkong Land Holdings Ltd. (Hong Kong)	4,800	34,080
Hufvudstaden AB (Sweden) (Class A Stock)	327	5,666
Hysan Development Co. Ltd. (Hong Kong)	1,000	4,705
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,050	9,557
Inmobiliaria Colonial SA (Spain)	695	5,055
Jones Lang LaSalle, Inc.	138	15,703
Mitsubishi Estate Co. Ltd. (Japan)	1,000	18,767
Multiplan Empreendimentos Imobiliarios SA (Brazil)	250	4,878
Nexity SA (France)*	48	2,535
PSP Swiss Property AG (Switzerland)	400	38,116
Realogy Holdings Corp.	461	11,921
SOHO China Ltd. (China)*	9,000	4,883
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	45,608
Tokyo Tatemono Co. Ltd. (Japan)	400	4,812
UNITE Group PLC (The) (United Kingdom)	676	5,556
Wharf Holdings Ltd. (The) (Hong Kong)	1,000	7,337

		335,670

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	203	30,998
Canadian Pacific Railway Ltd. (Canada) (TSX)	208	31,739
ComfortDelGro Corp. Ltd. (Singapore)	11,500	23,788
Hertz Global Holdings, Inc.*	84	3,373
J.B. Hunt Transport Services, Inc	131	10,629
Kansas City Southern	284	26,503
Landstar System, Inc.	10	681
Norfolk Southern Corp	203	19,703
Old Dominion Freight Line, Inc.*	92	6,312
Union Pacific Corp.	425	41,450

		195,176

Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc.*	1,451	10,026
Analog Devices, Inc.	411	26,489
ASM Pacific Technology Ltd. (Hong Kong)	500	4,139
ASML Holding NV (Netherlands)	271	29,699
Broadcom Ltd. (Singapore)	126	21,738
Cree, Inc.*	374	9,619
Cypress Semiconductor Corp.	833	10,129
Eo Technics Co. Ltd. (South Korea)	66	3,901
Integrated Device Technology, Inc.*	501	11,573
IQE PLC (United Kingdom)*	19,315	7,602
LEENO Industrial, Inc. (South Korea)	90	3,677
Marvell Technology Group Ltd. (Bermuda)	1,087	14,424
Maxim Integrated Products, Inc.	60	2,396
Microchip Technology, Inc.(a)	643	39,956
Micron Technology, Inc.*	313	5,565
Microsemi Corp.*	159	6,675
NXP Semiconductors NV (Netherlands)*	1,927	196,573
QUALCOMM, Inc.	163	11,165
QuickLogic Corp.*	2,145	1,630
SK Hynix, Inc. (South Korea)	304	11,160
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	20,000	117,563
Texas Instruments, Inc.	1,799	126,254

Shares		Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Xilinx, Inc.	340	$18,476

		690,429

Software — 2.2%
Activision Blizzard, Inc.	71	3,145
ANSYS, Inc.*	195	18,059
Aspen Technology, Inc.*	23	1,076
CDK Global, Inc.	293	16,806
Computer Modelling Group Ltd. (Canada)	204	1,525
Descartes Systems Group, Inc. (The) (Canada)*	299	6,434
DuzonBizon Co. Ltd. (South Korea)	4	79
Electronic Arts, Inc.*	254	21,692
Ellie Mae, Inc.*	40	4,212
Fortinet, Inc.*	401	14,809
Guidewire Software, Inc.*	270	16,195
Intuit, Inc.	136	14,961
Microsoft Corp.	7,260	418,176
Mobileye NV*	192	8,173
MYOB Group Ltd. (Australia)	1,497	4,299
NetSuite, Inc.*	51	5,645
Playtech PLC (United Kingdom)	1,147	13,537
PTC, Inc.*	269	11,919
Red Hat, Inc.*	536	43,325
salesforce.com, Inc.*	1,405	100,219
ServiceNow, Inc.*	758	59,996
Splunk, Inc.*	184	10,797
Synopsys, Inc.*	281	16,677
Tableau Software, Inc. (Class A Stock)*	205	11,330
Voltari Corp.*(a)	693	1,830
WANdisco PLC (United Kingdom)*	471	1,267
Workday, Inc. (Class A Stock)*	234	21,455

		847,638

Specialty Retail — 1.7%
AutoZone, Inc.*	54	41,490
Burlington Stores, Inc.*	196	15,880
Dick’s Sporting Goods, Inc.	166	9,416
Dufry AG (Switzerland)*	74	9,277
Greencross Ltd. (Australia)	952	4,714
Hikari Tsushin, Inc. (Japan)	300	27,858
Home Depot, Inc. (The)	793	102,043
Kingfisher PLC (United Kingdom)	3,556	17,350
L Brands, Inc.	311	22,009
Lowe’s Cos., Inc.	1,910	137,921
Maisons du Monde SA (France), 144A*	381	10,785
Michaels Cos. Inc. (The)*	60	1,450
Mr. Price Group Ltd. (South Africa)	288	3,186
Murphy USA, Inc.*	58	4,139
O’Reilly Automotive, Inc.*	235	65,826
Pets at Home Group PLC (United Kingdom)	1,707	5,200
Ross Stores, Inc.	1,267	81,468
Signet Jewelers Ltd	244	18,185
Sports Direct International PLC (United Kingdom)*	4,052	15,076
Tractor Supply Co.	448	30,173
VT Holdings Co. Ltd. (Japan)	1,200	6,386
XXL ASA (Norway), 144A	910	12,473
Yellow Hat Ltd. (Japan)	300	6,166

		648,471

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	1,782	$201,455
Catcher Technology Co. Ltd. (Taiwan)	3,000	24,548
NCR Corp.*	235	7,565
Quanta Computer, Inc. (Taiwan)	2,000	4,191
Samsung Electronics Co. Ltd. (South Korea)	57	83,035
Western Digital Corp.	205	11,986
Xaar PLC (United Kingdom)	777	5,037

		337,817

Textiles, Apparel & Luxury Goods — 0.4%
Brunello Cucinelli SpA (Italy)	220	4,274
Burberry Group PLC (United Kingdom)	2,488	44,396
Carter’s, Inc.	233	20,203
Coach, Inc.	122	4,460
Forward Industries, Inc.*	3,808	5,674
Hanesbrands, Inc.	536	13,534
Kate Spade & Co.*	336	5,756
lululemon athletica, Inc.*	76	4,634
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	6,300	8,067
Moncler SpA (Italy)	313	5,343
NIKE, Inc. (Class B Stock)	351	18,480
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	7,800
Samsonite International SA	7,200	23,114
Skechers U.S.A., Inc. (Class A Stock)*	195	4,465
Ted Baker PLC (United Kingdom)	226	7,217

		177,417

Thrifts & Mortgage Finance
MGIC Investment Corp.*	749	5,992
Waterstone Financial, Inc.	820	13,932

		19,924

Tobacco — 1.3%
British American Tobacco PLC (United Kingdom)	913	58,227
Japan Tobacco, Inc. (Japan)	2,700	110,525
KT&G Corp. (South Korea)	505	57,509
Philip Morris International, Inc.	2,999	291,563

		517,824

Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc.*	40	1,683
Brenntag AG (Germany)	472	25,794
Herc Holdings, Inc.*	173	5,830
IMCD Group NV (Netherlands)	213	9,354
Indutrade AB (Sweden)	219	4,703
NOW, Inc.*	274	5,872
Rexel SA (France)	757	11,596
Sumitomo Corp. (Japan)	7,000	78,363
Watsco, Inc.	10	1,409

		144,604

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	1,979	37,502

Water Utilities — 0.1%
American States Water Co.	421	16,861
California Water Service Group	403	12,932

		29,793

Shares		Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.5%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	61,900	$18,525
Shenandoah Telecommunications Co.	247	6,721
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	3,500	5,798
TIM Participacoes SA (Brazil), ADR	1,542	18,874
T-Mobile US, Inc.*	516	24,108
Vodafone Group PLC (United Kingdom)	15,665	44,926
Vodafone Group PLC (United Kingdom), ADR	2,771	80,775

		199,727

TOTAL COMMON STOCKS
(cost $27,244,509)		29,159,605

PREFERRED STOCKS — 0.2%
Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	997	9,179
Itau Unibanco Holding SA (Brazil) (PRFC)	5,237	57,569

		66,748

Electric Utilities
NextEra Energy, Inc., CVT, 6.123%	346	17,231

Machinery
Marcopolo SA (Brazil) (PRFC)*	7,400	7,168

Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	5	5,874

TOTAL PREFERRED STOCKS
(cost $77,711)		97,021

Units
RIGHTS*
Pharmaceuticals
Dyax Corp. CVR^
(cost $0)	146	162

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 9.0%
T. Rowe Price Emerging Markets Bond Fund*	94,289	$1,206,905
T. Rowe Price Institutional Floating Rate Fund*	121,777	1,221,426
T. Rowe Price Institutional High Yield Fund	123,969	1,092,171

TOTAL AFFILIATED MUTUAL FUNDS
(cost $3,471,187)		3,520,502

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5	5,054
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	15	15,064
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class A3
1.540%	03/09/20	10	10,024
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	—	846
Series 2015-2A, Class A3, 144A
1.930%	03/11/19	15	15,071
Cabela’s Credit Card Master Note Trust,
Series 2015-1A, Class A1
2.260%	03/15/23	5	5,089
Series 2015-2, Class A1
2.250%	07/17/23	5	5,094
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10	10,116
Series 2015-4, Class A4
2.010%	07/20/20	15	15,137
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5	5,077
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	15	15,089
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	4	4,478
Ford Credit Auto Owner Trust,
Series 2015-C, Class A4
1.740%	02/15/21	5	5,065
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A4
1.810%	11/20/19	15	15,082
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	4	3,696
Series 2015-A, Class A4
1.650%	12/15/21	5	5,036
Series 2016-B, Class A3
1.250%	06/15/20	5	5,008

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SMART ABS Series Trust (Australia),
Series 2015-3US, Class A3A
1.660%	08/14/19	15	$14,948
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	10	10,065
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	15	15,164
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15	15,208
Series 2016-A, Class A3
1.770%	09/15/21	10	10,117

TOTAL ASSET-BACKED SECURITIES
(cost $204,158)			205,528

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,983
COMM Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	7	6,933
Series 2015-CR24, Class A5
3.696%	08/10/55	10	10,897
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,898
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K716, Class A1
2.413%	08/25/47(g)	8	8,192
FREMF Mortgage Trust,
Series 2015-K48, Class B
3.761%(c)	08/25/48	10	9,856
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,997
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	10	11,061
Series 2014-C22, Class A1
1.451%	09/15/47	7	6,682
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,981
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(c)	08/15/47	10	10,967
Series 2015-C24, Class AS
4.036%(c)	05/15/48	10	10,897
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,843
Series 2015-NXS2, Class A5
3.767%(c)	07/15/58	10	10,909

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	$11,059

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $143,880)			152,155

CORPORATE OBLIGATIONS — 2.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	10,446
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	10	10,569
3.650%	11/01/24	5	5,313

			26,328

Aerospace & Defense
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	10,985

Agriculture
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	5	5,073

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	5	4,772
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	05/01/27	10	9,784
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	9	9,653
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	5	5,047
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	5	4,634

			33,890

Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	10	10,360
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,111
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,097
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.950%	09/12/17	5	5,019

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	$10,037

			35,624

Banks — 0.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	20	20,437
Sr. Unsec’d. Notes, MTN
3.500%	04/19/26	10	10,392
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	5	5,004
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	5	5,001
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,190
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	5	5,044
Sub. Notes
4.450%	09/29/27	10	10,465
4.600%	03/09/26	10	10,680
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,775
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	5	5,102
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19	10	11,303
Sub. Notes
5.150%	05/22/45	5	5,453
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	5,010
2.750%	06/23/20	10	10,291
Sub. Notes
3.375%	05/01/23	10	10,274
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,381
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	10	10,084
4.300%	01/27/45	5	5,352
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,371
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.750%	07/23/18	10	10,061
Wells Fargo & Co.,

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	$10,610

			192,280

Beverages
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,349

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,355
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,068
3.550%	08/15/22	10	10,625
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,309

			26,357

Chemicals
Valspar Corp. (The),
Sr. Unsec’d. Notes
3.950%	01/15/26	5	5,278

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	10,118
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,536
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,359

			21,013

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	10,658
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 144A
2.450%	10/05/17	15	15,120
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	5	5,800

			31,578

Containers & Packaging
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,204

Diversified Financial Services — 0.1%
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,144
Discover Financial Services,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
3.750%	03/04/25	5	$5,060
General Electric Co.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	10,102
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	15,378
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,081

			45,765

Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,929
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,121
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	5,020
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.200%	10/01/19	5	5,493
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,723
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	11,443
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	5	5,003

			53,732

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,672
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,103
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,089

			20,864

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	10,985

Hand/Machine Tools
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	10,217

Healthcare-Products
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,144

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	$10,167

			15,311

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,003
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	16,364
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	10	10,913
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,124
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,466
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,491

			49,361

Home Furnishings
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	5,014

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	5	5,284

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,092
3.300%	03/01/21	5	5,246
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,339
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,588
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5	5,208
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	10	10,154
3.300%	03/14/23	5	5,241
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	10,265

			62,133

Internet
Priceline Group, Inc. (The),

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Internet (cont’d.)
Sr. Unsec’d. Notes
3.650%	03/15/25	5	$5,244

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
4.950%	10/15/45	10	11,336
Charter Communications Operating LLC/Charter Communications Operating
Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	10	10,791
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	11,218
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,132
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,613

			49,090

Mining
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	10,033
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	10	9,948

			19,981

Multiline Retail
Autozone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	5,109

Multi-National
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	10,120

Oil & Gas — 0.1%
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	10,550
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35	10	10,179
Gtd. Notes, MTN
3.500%	07/23/20	10	10,070
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,535

			41,334

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	10,657
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	5,249

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18	5	$5,012
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	5	5,421
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	15	12,937

			39,276

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,231
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,182
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	02/15/27	5	5,239
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	5	4,915
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,210
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	5,003
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,845

			35,625

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	5,205

Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,084
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,434
DDR Corp.,
Sr. Unsec’d. Notes
4.250%	02/01/26	10	10,565
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,313
Forest City Realty Trust, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	4	4,653
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	5,272
4.375%	10/01/25	5	5,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	$5,267
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,310

			62,297

Retail — 0.1%
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,352
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26	5	5,300
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,077
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	5	5,027

			20,756

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	11,179
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,247

			21,426

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	10,003
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	02/21/20	5	5,142
6.400%	09/15/33	15	19,435

			34,580

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,611
4.150%	04/01/45	10	11,013

			21,624

Trucking & Leasing
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	5,066
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,348

			15,414

TOTAL CORPORATE OBLIGATIONS
(cost $1,019,197)			1,064,706

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 0.1%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		5	$5,294
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		10	10,176
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.000%	07/16/18		10	10,336
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24		10	10,614

TOTAL FOREIGN GOVERNMENT BONDS
(cost $34,726)				36,420

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California,
General Obligation Unlimited, BABS
7.625%	03/01/40		5	7,958
University of California,
Revenue Bonds, Series J
4.131%	05/15/45		5	5,513

				13,471

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21		5	5,195

South Carolina
South Carolina Public Service Authority,
Revenue Bonds, Series D
2.388%	12/01/23		10	10,201

TOTAL MUNICIPAL BONDS
(cost $27,295)				28,867

RESIDENTIAL MORTGAGE-BACKED SECURITIES
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1
2.025%(c)	02/25/25	(x)	1	1,423
Series 2015-C03, Class 1M1
2.025%(c)	07/25/25	(x)	6	5,905
Series 2015-C03, Class 2M1
2.025%(c)	07/25/25	(x)	7	6,560

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $13,848)				13,888

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
Federal National Mortgage Assoc.
1.250%	08/17/21		20	$19,946

(cost $19,921)

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds
2.250%	08/15/46		5	4,909
2.500%	02/15/45		128	132,280
2.875%	08/15/45		30	33,415
3.000%	11/15/44-05/15/45		80	91,214
3.125%	11/15/41-08/15/44	(k)	178	206,942
3.375%	05/15/44		5	6,101
3.500%	02/15/39		5	6,191
3.625%	08/15/43		50	63,654
4.500%	02/15/36-05/15/38		122	172,368
5.375%	02/15/31		29	42,309
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/17-07/15/26		1,982	2,071,224
0.375%	07/15/25		124	129,959
0.625%	01/15/24-01/15/26		254	273,513
0.750%	02/15/45		32	33,709
1.000%	02/15/46		45	50,524
1.125%	01/15/21		106	124,109
1.250%	07/15/20		126	148,565
2.125%	02/15/40		9	13,332
2.625%	07/15/17		3	3,591
3.875%	04/15/29		44	92,814
U.S. Treasury Notes
0.875%	06/15/19		10	10,003
1.000%	03/15/19		25	25,096
1.125%	06/30/21-08/31/21		160	159,803
1.375%	02/29/20-05/31/21		160	161,856
1.500%	08/15/26		90	89,125
1.625%	11/15/22		10	10,168
1.750%	09/30/19-10/31/20		160	164,097
2.000%	02/15/25		13	13,462
2.625%	11/15/20		8	8,493

TOTAL U.S. TREASURY OBLIGATIONS
(cost $4,239,934)				4,342,826

TOTAL LONG-TERM INVESTMENTS
(cost $36,496,366)				38,641,626

			Shares
SHORT-TERM INVESTMENTS — 2.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund
(cost $456,925)(w)			456,925	456,925

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 -
Prudential Institutional Money Market Fund
(cost $431,953)(b)(w)	431,953	$431,953
TOTAL SHORT-TERM INVESTMENTS
(cost $888,878)		888,878

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.5%
(cost $37,385,244)		39,530,504

	Notional Amount (000)#
OPTION WRITTEN* — (0.1)%
Call Option
S&P 500 Index, expiring 10/28/16,
Strike Price $2,160.00
(premiums received $65,232)	16	(47,360)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.4%
(cost $37,320,012)		39,483,144
Liabilities in excess of other assets(z) — (1.4)%		(552,467)

NET ASSETS — 100.0%		$38,930,677

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,702 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $422,450; cash collateral of $431,689 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2-Prudential Institutional Money Market Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
10	S&P 500 E-Mini Index	Dec. 2016	$1,083,850	$1,080,200	$(3,650)

A U.S. Treasury Obligation with a market value of $52,635 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/07/16	Royal Bank of Scotland Group PLC	GBP	23	$30,625	$29,816	$809
Japanese Yen,
Expiring 10/21/16	Standard Chartered PLC	JPY	3,092	30,432	30,519	(87)

				$61,057	$60,335	$722

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$21,439,830	$7,716,235	$3,540
Preferred Stocks	73,916	23,105	—
Rights	—	—	162
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	205,528	—
Commercial Mortgage-Backed Securities	—	152,155	—
Corporate Obligations	—	1,064,706	—
Foreign Government Bonds	—	36,420	—
Municipal Bonds	—	28,867	—
Residential Mortgage-Backed Securities	—	13,888	—
U.S. Government Agency Obligation	—	19,946	—
U.S. Treasury Obligations	—	4,342,826	—
Affiliated Mutual Funds	4,409,380	—	—
Option Written	(47,360)	—	—
Other Financial Instruments*
Futures Contracts	(3,650)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	722	—

Total	$25,872,116	$13,604,398	$3,702

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts.	$(50,848)
Foreign exchange contracts	722

Total	$(50,126)

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%
COMMON STOCKS — 75.7%
Aerospace & Defense — 1.4%
Airbus Group SE (France)	28,606	$1,734,997
Astrotech Corp.*	25,433	41,964
B/E Aerospace, Inc.	186	9,609
Boeing Co. (The)	23,367	3,078,369
Cobham PLC (United Kingdom)	284,007	617,854
Dassault Aviation SA (France)	678	752,499
Hexcel Corp.	3,610	159,923
Huntington Ingalls Industries, Inc.	944	144,828
KLX, Inc.*	4,553	160,266
LIG Nex1 Co. Ltd. (South Korea)	2,947	222,815
Northrop Grumman Corp.	1,551	331,836
Raytheon Co.	1,071	145,795
Rockwell Collins, Inc.	11,246	948,488
Rolls-Royce Holdings PLC (United Kingdom)*	50,786	473,816
Safran SA (France)	12,681	912,049
Tel-Instrument Electronics Corp.*	10,455	39,781
Textron, Inc.	3,007	119,528
United Technologies Corp.	12,640	1,284,224

		11,178,641

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,239	157,760
FedEx Corp.	3,053	533,298
United Parcel Service, Inc. (Class B Stock)	6,140	671,470

		1,362,528

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	433,353	160,293
Alaska Air Group, Inc.	6,118	402,931
American Airlines Group, Inc.(a)	65,625	2,402,531
Delta Air Lines, Inc.	3,798	149,489
easyJet PLC (United Kingdom)	18,570	242,133
Flybe Group PLC (United Kingdom)*	106,424	68,649
Ryanair Holdings PLC (Ireland), ADR	4,910	368,397
Spirit Airlines, Inc.*	3,130	133,119
United Continental Holdings, Inc.*	6,448	338,327

		4,265,869

Auto Components — 1.2%
Autoliv, Inc. (Sweden)(a)	2,040	217,872
CIE Automotive SA (Spain)	6,791	133,706
Delphi Automotive PLC (United Kingdom)	8,715	621,554
Dometic Group AB (Sweden)*	19,692	157,969
Gentex Corp.	9,462	166,153
GKN PLC (United Kingdom)	22,153	91,924
Goodyear Tire & Rubber Co. (The)	6,025	194,608
Hyundai Mobis Co. Ltd. (South Korea)	2,681	672,814
Johnson Controls International PLC	77,342	3,598,723
Koito Manufacturing Co. Ltd. (Japan)	14,300	695,976
Leoni AG (Germany)	15,594	567,731
Minth Group Ltd. (China)	70,000	246,934
Musashi Seimitsu Industry Co. Ltd. (Japan)	8,700	204,240
Nifco, Inc. (Japan)	4,300	228,442
Nippon Seiki Co. Ltd. (Japan)	17,000	324,036
Press Kogyo Co. Ltd. (Japan)	59,200	252,431
S&T Motiv Co. Ltd. (South Korea)	2,373	102,818
Stanley Electric Co. Ltd. (Japan)	24,100	651,611
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)(g)	59,511	130,830

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Workhorse Group, Inc.*(a)	7,700	$55,748

		9,316,120

Automobiles — 0.5%
Ferrari NV (Italy)(a)	3,086	160,071
Honda Motor Co. Ltd. (Japan)	43,000	1,240,993
Mitsubishi Motors Corp. (Japan)	56,900	265,796
Suzuki Motor Corp. (Japan)	14,200	475,629
Tesla Motors, Inc.*(a)	5,133	1,047,286
Toyota Motor Corp. (Japan)	15,300	887,499

		4,077,274

Banks — 4.0%
Access National Corp.	1,400	33,460
Auburn National Bancorporation, Inc.	390	10,705
Axis Bank Ltd. (India), GDR, RegS	19,205	772,041
Banco Bilbao Vizcaya Argentaria SA (Spain)	97,113	587,592
Bank Central Asia Tbk PT (Indonesia)	649,700	783,648
Bank of the Ryukyus Ltd. (Japan)	10,800	128,147
BNC Bancorp	1,176	28,600
BNP Paribas SA (France)	13,082	672,858
Boston Private Financial Holdings, Inc.	11,925	152,998
CIT Group, Inc.	5,061	183,714
Citigroup, Inc.	43,033	2,032,449
Citizens First Corp.	350	5,600
Community Bankers Trust Corp.*	1,100	5,973
County Bancorp, Inc.	600	12,006
Danske Bank A/S (Denmark)	29,529	863,898
DNB ASA (Norway)	61,957	814,533
Eagle Bancorp, Inc.*	3,950	194,853
East West Bancorp, Inc.	453	16,630
Erste Group Bank AG (Austria)*	19,408	574,707
Farmers Capital Bank Corp.	2,290	67,876
Fifth Third Bancorp	34,990	715,895
First Business Financial Services, Inc.	2,800	65,800
First Internet Bancorp	4,930	113,834
First Republic Bank	2,354	181,517
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	89,900	791,120
Hawthorn Bancshares, Inc.	699	10,506
HDFC Bank Ltd. (India), ADR	14,945	1,074,396
Home BancShares, Inc.	9,880	205,603
ING Groep NV (Netherlands)	112,445	1,388,210
Investors Bancorp, Inc.	17,671	212,229
JPMorgan Chase & Co.	107,839	7,180,999
KBC Group NV (Belgium)*	6,827	398,534
KeyCorp	88,171	1,073,041
Lloyds Banking Group PLC (United Kingdom)	1,853,284	1,309,367
Mebuki Financial Group, Inc. (Japan)	45,300	162,289
National Bank of Canada (Canada)	13,950	494,648
Park National Corp.	1,590	152,640
Plumas Bancorp*	400	4,080
Preferred Bank	2,044	73,073
Renasant Corp.	5,830	196,063
Royal Bank of Scotland Group PLC (United Kingdom)*	479,172	1,109,311
Signature Bank*	1,989	235,597
Standard Chartered PLC (United Kingdom)*	31,292	254,645
Sussex Bancorp	500	8,165
SVB Financial Group*	181	20,008

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden) (Class A Stock)	114,874	$1,579,066
TCF Financial Corp.	11,615	168,534
Turkiye Garanti Bankasi A/S (Turkey)	168,720	447,077
United Bancorp, Inc.	400	4,348
United Overseas Bank Ltd. (Singapore)	42,800	593,798
United Security Bancshares, Inc.	2,000	21,180
Unity Bancorp, Inc.	1,540	19,743
US Bancorp	36,115	1,548,972
Van Lanschot NV (Netherlands), CVA	4,257	86,119
Wells Fargo & Co.	47,122	2,086,562

		31,929,257

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium)	2,770	364,279
Baron de Ley (Spain)*	820	95,609
Coca-Cola Bottling Co. Consolidated	210	31,114
Coca-Cola Co. (The)	7,212	305,212
Constellation Brands, Inc. (Class A Stock)	1,547	257,560
Diageo PLC (United Kingdom)	24,073	689,533
Molson Coors Brewing Co. (Class B Stock)	1,665	182,817
Monster Beverage Corp.*	580	85,150
National Beverage Corp.*(a)	3,530	155,497
PepsiCo, Inc.	27,994	3,044,907
SABMiller PLC (United Kingdom)	8,632	502,807

		5,714,485

Biotechnology — 1.3%
AbbVie, Inc.	548	34,562
Abcam PLC (United Kingdom)	31,758	345,589
Acceleron Pharma, Inc.*	3,520	127,389
Alexion Pharmaceuticals, Inc.*	7,413	908,389
Alkermes PLC*	3,660	172,130
Alnylam Pharmaceuticals, Inc.*	2,033	137,797
Aquinox Pharmaceuticals, Inc. (Canada)*	1,377	18,397
Biogen, Inc.*	3,172	992,931
BioMarin Pharmaceutical, Inc.*	3,205	296,527
Bluebird Bio, Inc.*	1,170	79,303
Celgene Corp.*	12,425	1,298,785
Celldex Therapeutics, Inc.*	4,602	18,592
Cepheid*	3,629	191,212
CSL Ltd. (Australia)	3,987	327,854
Genus PLC (United Kingdom)	2,046	51,627
Gilead Sciences, Inc.	9,227	730,040
Grifols SA (Spain)	9,769	210,574
Grifols SA (Spain), ADR	44,840	716,095
Incyte Corp.*	3,448	325,112
Ionis Pharmaceuticals, Inc.*(a)	3,579	131,135
Neurocrine Biosciences, Inc.*	2,709	137,184
Regeneron Pharmaceuticals, Inc.*	44	17,689
Seattle Genetics, Inc.*	3,533	190,817
Shire PLC	17,708	1,145,049
Shire PLC, ADR	3,909	757,799
United Therapeutics Corp.*	1,335	157,637
Vertex Pharmaceuticals, Inc.*	11,447	998,293

		10,518,508

Building Products — 0.2%
American Woodmark Corp.*	1,140	91,850
Apogee Enterprises, Inc.	3,890	173,844
Assa Abloy AB (Sweden) (Class B Stock)	15,743	319,703

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Lindab International AB (Sweden)	14,850	$145,786
NCI Building Systems, Inc.*	7,112	103,764
Reliance Worldwide Corp. Ltd. (Australia)*	23,490	55,781
Sanwa Holdings Corp. (Japan)	33,000	319,473
Tarkett SA (France)	3,975	160,748
Tyman PLC (United Kingdom)	38,394	139,241

		1,510,190

Capital Markets — 3.2%
Ameriprise Financial, Inc.	23,051	2,299,798
Ashford, Inc.*	1,247	59,108
Avanza Bank Holding AB (Sweden)	5,237	206,871
Banca Generali SpA (Italy)	7,325	140,599
Bank of New York Mellon Corp. (The)	82,958	3,308,365
BlackRock, Inc.	1,934	700,998
BT Investment Management Ltd. (Australia)	24,701	169,495
Bursa Malaysia Bhd (Malaysia)(g)	53,000	113,110
CBOE Holdings, Inc.	9,077	588,643
Charles Schwab Corp. (The)	31,906	1,007,272
CME Group, Inc.	1,161	121,348
E*TRADE Financial Corp.*	10,168	296,092
GAM Holding AG (Switzerland)*	48,415	463,776
Greenhill & Co., Inc.	48	1,131
Intercontinental Exchange, Inc.	3,691	994,208
Intermediate Capital Group PLC (United Kingdom)	16,272	124,247
Intertrust NV (Netherlands)*	8,714	209,190
Investec PLC (South Africa)	124,633	759,729
IP Group PLC (United Kingdom)*	41,551	90,128
Julius Baer Group Ltd. (Switzerland)*	19,272	785,565
Morgan Stanley	142,473	4,567,684
Northern Trust Corp.	6,046	411,068
NorthStar Asset Management Group, Inc.	5,796	74,942
Partners Group Holding AG (Switzerland)	932	470,880
Rathbone Brothers PLC (United Kingdom)	3,165	74,939
Raymond James Financial, Inc.	3,627	211,128
S&P Global, Inc.	5,964	754,804
Saigon Securities, Inc. (Vietnam)*	109,636	109,937
SEI Investments Co.	4,703	214,504
State Street Corp.	43,568	3,033,640
TD Ameritrade Holding Corp.	72,043	2,538,795
Vostok New Ventures Ltd. (Sweden), SDR*	14,663	110,660
Waddell & Reed Financial, Inc. (Class A Stock)	3,281	59,583

		25,072,237

Chemicals — 1.6%
Air Liquide SA (France)	3,995	428,412
Air Liquide SA (I-2016 Shares) (France)*	484	51,903
Air Water, Inc. (Japan)	31,000	585,392
Ashland Global Holdings, Inc.	13,641	1,581,674
Balchem Corp.	940	72,878
Calgon Carbon Corp.	7,759	117,704
Celanese Corp. (Class A Stock)	3,380	224,973
Chugoku Marine Paints Ltd. (Japan)	28,000	196,558
E.I. du Pont de Nemours & Co.	15,319	1,025,913
Ecolab, Inc.	2,947	358,709
Fufeng Group Ltd. (China)*(g)	443,000	206,728
GCP Applied Technologies, Inc.*	1,207	34,182
Incitec Pivot Ltd. (Australia)	197,368	428,964
JSR Corp. (Japan)	39,300	617,697

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Kansai Paint Co. Ltd. (Japan)	8,200	$179,749
Koninklijke DSM NV (Netherlands)	12,084	816,102
Linde AG (Germany)	4,362	741,198
Nihon Parkerizing Co. Ltd. (Japan)	14,300	208,682
Nippon Shokubai Co. Ltd. (Japan)	11,400	712,199
Nippon Soda Co. Ltd. (Japan)(a)	22,000	94,087
Nissan Chemical Industries Ltd. (Japan)	4,900	148,965
PPG Industries, Inc.	136	14,057
Praxair, Inc.	4,759	575,030
RPM International, Inc.	21,901	1,176,522
Sherwin-Williams Co. (The)	1,694	468,662
Sumitomo Seika Chemicals Co. Ltd. (Japan)	6,600	233,913
Syngenta AG (Switzerland)	1,604	702,460
Taiyo Holdings Co. Ltd. (Japan)	4,600	158,471
Taiyo Nippon Sanso Corp. (Japan)	4,000	41,735
Victrex PLC (United Kingdom)	16,124	327,343
WR Grace & Co.	2,977	219,703

		12,750,565

Commercial Services & Supplies — 0.4%
ARC Document Solutions, Inc.*	12,202	45,635
Brambles Ltd. (Australia)	55,765	514,016
Clean Harbors, Inc.*	2,880	138,182
Covanta Holding Corp.	4,500	69,255
Downer EDI Ltd. (Australia)	179,193	745,523
Edenred (France)	7,232	168,996
Healthcare Services Group, Inc.(a)	3,211	127,091
KAR Auction Services, Inc.	3,511	151,535
Prosegur Cia de Seguridad SA (Spain)	22,656	158,157
Serco Group PLC (United Kingdom)*	141,375	239,269
Stericycle, Inc.*(a)	6,111	489,736

		2,847,395

Communications Equipment — 0.6%
Brocade Communications Systems, Inc.	16,048	148,123
Cisco Systems, Inc.	88,829	2,817,656
Harris Corp.	4,927	451,362
Juniper Networks, Inc.	28,706	690,666
Lumentum Holdings, Inc.*	2,877	120,172
MRV Communications, Inc.*	4,000	45,320
Palo Alto Networks, Inc.*	1,477	235,330
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	60,096	433,910
Viavi Solutions, Inc.*	13,787	101,886

		5,044,425

Construction & Engineering
Chicago Bridge & Iron Co. NV	3,810	106,794
Comfort Systems USA, Inc.	4,819	141,245
SPIE SA (France)	7,118	141,706

		389,745

Construction Materials — 0.2%
Fletcher Building Ltd. (New Zealand)	60,889	476,850
James Hardie Industries PLC (Ireland)	16,418	257,047
Martin Marietta Materials, Inc.	3,020	540,912
Taiheiyo Cement Corp. (Japan)	45,000	129,486
Vulcan Materials Co.	1,821	207,102

		1,611,397

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.3%
Ally Financial, Inc.	11,600	$225,852
American Express Co.	7,559	484,078
Credit Saison Co. Ltd. (Japan)	51,800	859,998
Credito Real SAB de CV SOFOM ER (Mexico)	39,496	67,830
Synchrony Financial	16,108	451,024

		2,088,782

Containers & Packaging — 0.6%
Amcor Ltd. (Australia)	69,493	809,407
Ball Corp.(a)	28,277	2,317,300
Graphic Packaging Holding Co.	2,800	39,172
Huhtamaki OYJ (Finland)	4,075	189,807
International Paper Co.	17,413	835,476
Packaging Corp. of America	2,522	204,938
Silgan Holdings, Inc.	2,080	105,227

		4,501,327

Distributors
Core-Mark Holding Co., Inc.	3,500	125,300
Paltac Corp. (Japan)	8,700	203,869

		329,169

Diversified Consumer Services — 0.2%
Apollo Education Group, Inc.*	5,920	47,064
Benesse Holdings, Inc. (Japan)	26,800	684,507
Bright Horizons Family Solutions, Inc.*	2,240	149,834
Graham Holdings Co. (Class B Stock)	110	52,951
Service Corp. International	6,730	178,614
ServiceMaster Global Holdings, Inc.*	5,940	200,059
TAL Education Group (China), ADR*	4,400	311,696

		1,624,725

Diversified Financial Services — 0.1%
Banca Mediolanum SpA (Italy)	76,244	505,512
Japan Securities Finance Co. Ltd. (Japan)	37,100	160,610
OFX Group Ltd. (Australia)	67,067	97,861

		763,983

Diversified Telecommunication Services — 0.9%
ATN International, Inc	1,870	121,625
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	292,439	551,769
Iliad SA (France)	1,092	229,252
Nippon Telegraph & Telephone Corp. (Japan)	62,000	2,835,631
SBA Communications Corp. (Class A Stock)*	2,394	268,511
Straight Path Communications, Inc. (Class B Stock)*	3,270	83,745
TDC A/S (Denmark)*	65,056	383,139
Telecom Italia SpA (Italy)*	710,331	482,206
Telefonica Deutschland Holding AG (Germany)	191,098	770,496
Telefonica SA (Spain)	88,935	899,408
Verizon Communications, Inc.	12,254	636,963

		7,262,745

Electric Utilities — 1.4%
American Electric Power Co., Inc.	25,647	1,646,794
Edison International	21,447	1,549,546
EDP — Energias do Brasil SA (Brazil)	191,398	845,126

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Exelon Corp.	64,677	$2,153,097
FirstEnergy Corp.	19,515	645,556
Great Plains Energy, Inc.	8,662	236,386
Hawaiian Electric Industries, Inc.	6,600	197,010
Iberdrola SA (Spain)	122,629	833,808
NextEra Energy, Inc.	5,467	668,723
OGE Energy Corp.	5,668	179,222
PG&E Corp.	38,774	2,371,806
Spark Energy, Inc. (Class A Stock)	3,700	107,781

		11,434,855

Electrical Equipment — 0.5%
Generac Holdings, Inc.*	3,775	137,033
Kendrion NV (Netherlands)	4,352	132,882
Mitsubishi Electric Corp. (Japan)	74,000	948,437
Prysmian SpA (Italy)	21,440	561,420
Schneider Electric SE (France)	23,992	1,668,985
Sensata Technologies Holding NV*(a)	4,630	179,551
Ushio, Inc. (Japan)	7,100	81,802

		3,710,110

Electronic Equipment, Instruments & Components — 0.7%
Avnet, Inc.	4,260	174,916
Cognex Corp.	3,688	194,948
Hexagon AB (Sweden) (Class B Stock)	18,495	807,707
Horiba Ltd. (Japan)	4,200	206,941
Ingram Micro, Inc. (Class A Stock)	2,426	86,511
IPG Photonics Corp.*	1,650	135,878
Iteris, Inc.*	4,300	15,652
Keysight Technologies, Inc.*	14,189	449,649
Kyocera Corp. (Japan)	23,700	1,138,863
LightPath Technologies, Inc. (Class A Stock)*(a)	26,100	47,502
LRAD Corp.	25,400	47,498
Nippon Ceramic Co. Ltd. (Japan)	8,000	149,336
Oxford Instruments PLC (United Kingdom)	17,669	145,166
Pure Technologies Ltd. (Canada)	3,300	14,740
Renishaw PLC (United Kingdom)	2,924	100,107
Sinbon Electronics Co. Ltd. (Taiwan)	52,529	121,313
TE Connectivity Ltd. (Switzerland)	21,808	1,403,999
Venture Corp. Ltd. (Singapore)	18,800	124,455
VeriFone Systems, Inc.*	4,417	69,524
Zebra Technologies Corp. (Class A Stock)*	2,119	147,504

		5,582,209

Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	2,160	120,398
Natural Gas Services Group, Inc.*	3,700	90,983
Oceaneering International, Inc.	4,889	134,496
Oil States International, Inc.*	4,700	148,379
Schlumberger Ltd.	3,037	238,830
Superior Energy Services, Inc.	9,004	161,172
Weatherford International PLC*	815	4,580
WorleyParsons Ltd. (Australia)*	14,557	94,452

		993,290

Equity Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust(a)	13,691	496,162
Alexandria Real Estate Equities, Inc.(a)	5,540	602,586
American Campus Communities, Inc.	5,724	291,180
American Homes 4 Rent (Class A Stock)	8,775	189,891
American Tower Corp.	35,797	4,056,874

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Ashford Hospitality Prime, Inc.	9,718	$137,024
Ashford Hospitality Trust, Inc.	440	2,592
AvalonBay Communities, Inc.(a)	7,731	1,374,881
Axiare Patrimonio SOCIMI SA (Spain)	25,335	335,489
Boston Properties, Inc.	5,961	812,425
Camden Property Trust(a)	10,025	839,493
Care Capital Properties, Inc.	6,500	185,250
Concentradora Fibra Danhos SA de CV (Mexico)	70,000	126,355
Crown Castle International Corp.	19,950	1,879,489
DCT Industrial Trust, Inc.	13,556	658,144
Douglas Emmett, Inc.(a)	24,298	890,036
EastGroup Properties, Inc.	4,134	304,097
Education Realty Trust, Inc.	2,161	93,226
Equinix, Inc.	266	95,827
Equity Residential(a)	20,386	1,311,431
Essex Property Trust, Inc.(a)	4,585	1,021,079
Federal Realty Investment Trust(a)	6,204	954,982
Fibra Uno Administracion SA de CV (Mexico)	183,300	335,125
First Potomac Realty Trust	14,897	136,308
Gecina SA (France)	7,037	1,108,964
General Growth Properties, Inc.(a)	84,630	2,335,788
GEO Group, Inc. (The)	5,200	123,656
Healthcare Realty Trust, Inc.(a)	19,186	653,475
Highwoods Properties, Inc.	9,557	498,111
Hoshino Resorts REIT, Inc. (Japan)	17	213,632
Host Hotels & Resorts, Inc.(a)	27,572	429,296
Independence Realty Trust, Inc.	1,351	12,159
Investors Real Estate Trust(a)	22,507	133,917
Invincible Investment Corp. (Japan)	138	77,221
Iron Mountain, Inc.(a)	8,725	327,449
Kilroy Realty Corp.(a)	8,606	596,826
Kimco Realty Corp.	27,364	792,188
Macerich Co. (The)	12,582	1,017,506
MGM Growth Properties LLC (Class A Stock)	5,099	132,931
Mitsui Fudosan Logistics Park, Inc. (Japan)*	53	174,045
Mori Hills REIT Investment Corp. (Japan)	115	172,126
New York REIT, Inc., REIT	21,100	193,065
NorthStar Realty Europe Corp.	13,492	147,737
NorthStar Realty Finance Corp.	9,178	120,874
Paramount Group, Inc.	31,230	511,860
Pebblebrook Hotel Trust.(a)	9,050	240,730
Power REIT*	392	3,195
Prologis, Inc.	27,285	1,460,839
PS Business Parks, Inc.	3,878	440,424
Public Storage	4,750	1,059,915
Ramco-Gershenson Properties Trust	6,107	114,445
Rayonier, Inc.	4,890	129,781
Regency Centers Corp.(a)	13,017	1,008,687
RLJ Lodging Trust	21,424	450,547
Select Income REIT	4,797	129,039
Simon Property Group, Inc.	11,995	2,483,085
SL Green Realty Corp.(a)	9,242	999,060
STAG Industrial, Inc.	6,278	153,874
Sunstone Hotel Investors, Inc.	21,872	279,743
Taubman Centers, Inc.	1,450	107,895
Terreno Realty Corp.	10,264	282,363
Urban Edge Properties	19,684	553,908
VEREIT, Inc.	85,098	882,466

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Vornado Realty Trust(a)	7,518	$760,897
Weingarten Realty Investors	17,776	692,908
Weyerhaeuser Co.	38,565	1,231,766
Xenia Hotels & Resorts, Inc.	5,600	85,008

		40,453,347

Food & Staples Retailing — 1.3%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	7,342	355,810
Booker Group PLC (United Kingdom)	31,137	71,824
Casey’s General Stores, Inc.	1,650	198,247
Costco Wholesale Corp.	3,777	576,030
CP ALL PCL (Thailand)	237,500	421,537
CVS Health Corp.	4,357	387,729
GS Retail Co. Ltd. (South Korea)	3,375	151,415
Koninklijke Ahold Delhaize NV (Netherlands)	41,298	940,607
Majestic Wine PLC (United Kingdom)*(a)	33,141	131,845
PriceSmart, Inc.	600	50,256
Rite Aid Corp.*	26,833	206,346
Seven & i Holdings Co. Ltd. (Japan)	21,200	1,002,236
Sprouts Farmers Market, Inc.*	5,212	107,628
United Natural Foods, Inc.*	1,080	43,243
Walgreens Boots Alliance, Inc.	54,675	4,407,899
Wal-Mart Stores, Inc.	14,848	1,070,838

		10,123,490

Food Products — 1.6%
Bunge Ltd.	11,001	651,589
Cal-Maine Foods, Inc.(a)	3,420	131,807
China Mengniu Dairy Co. Ltd. (China)	295,000	552,137
CJ CheilJedang Corp. (South Korea)	398	131,716
ConAgra Foods, Inc.	7,878	371,133
Dean Foods Co.	4,600	75,440
Edita Food Industries SAE (Egypt), GDR, 144A^(g)	3,964	24,379
Edita Food Industries SAE (Egypt), GDR, RegS^(g)	10,319	61,914
Emmi AG (Switzerland), RegS*	194	133,032
Farmer Brothers Co.*	2,020	71,811
Flowers Foods, Inc.(a)	5,975	90,342
General Mills, Inc.	8,306	530,587
Hain Celestial Group, Inc. (The)*	2,120	75,430
Ingredion, Inc.	4,441	590,919
J.M. Smucker Co. (The)	1,097	148,687
Kraft Heinz Co. (The)	905	81,007
Mayora Indah Tbk PT (Indonesia)(g)	1,565,000	179,499
McCormick & Co., Inc.	3,759	375,599
Mondelez International, Inc. (Class A Stock)	38,428	1,686,989
Nestle SA (Switzerland)	33,652	2,657,299
Tyson Foods, Inc. (Class A Stock)	53,897	4,024,489

		12,645,805

Gas Utilities — 0.3%
Atmos Energy Corp.	12,322	917,619
Enagas SA (Spain)	19,423	584,291
Gas Natural SDG SA (Spain)	13,529	278,132
National Fuel Gas Co.	2,837	153,397
WGL Holdings, Inc.	3,090	193,743

		2,127,182

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	24,731	1,045,874

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
ABIOMED, Inc.*	440	$56,575
Alere, Inc.*	1,550	67,022
Align Technology, Inc.*	1,260	118,125
Ambu A/S (Denmark) (Class B Stock)(a)	6,531	351,327
Becton, Dickinson and Co.	25,677	4,614,927
BioLife Solutions, Inc.*	11,800	21,712
BioMerieux (France)	923	137,553
C.R. Bard, Inc.	104	23,325
Cochlear Ltd. (Australia)	2,627	284,749
Cooper Cos., Inc. (The)	4,112	737,117
Danaher Corp	60,731	4,760,703
DENTSPLY SIRONA, Inc.	18,296	1,087,331
DexCom, Inc.*	2,660	233,176
Eiken Chemical Co. Ltd. (Japan)	3,900	112,565
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand) (Class C Stock)	52,611	384,058
GN Store Nord A/S (Denmark)	18,623	401,592
Hologic, Inc.*	18,896	733,732
IDEXX Laboratories, Inc.*	330	37,201
Insulet Corp.*	4,241	173,627
Intuitive Surgical, Inc.*	1,914	1,387,325
LivaNova PLC (XLON)*	1,246	74,255
LivaNova PLC (XNGS)*	9,830	590,881
Medtronic PLC(a)	45,288	3,912,883
Nakanishi, Inc. (Japan)	2,300	83,624
Nevro Corp.*	230	24,010
Nikkiso Co. Ltd. (Japan)	18,000	161,513
Olympus Corp. (Japan)	16,200	565,726
Osstem Implant Co. Ltd. (South Korea)*	3,151	175,201
ResMed, Inc.	2,058	133,338
Smith & Nephew PLC (United Kingdom)	37,253	600,827
STERIS PLC	1,410	103,071
Stryker Corp.(a)	16,332	1,901,208
Teleflex, Inc.	200	33,610
West Pharmaceutical Services, Inc.	1,680	125,160
Wright Medical Group NV*(a)	6,636	162,781

		25,417,704

Health Care Providers & Services — 2.2%
Aetna, Inc.	26,098	3,013,014
AmerisourceBergen Corp.	2,649	213,986
Anthem, Inc.	12,313	1,542,942
Cardinal Health, Inc.	733	56,954
Centene Corp.*	5,434	363,861
Chemed Corp.	530	74,767
Cigna Corp.	5,672	739,175
Diplomat Pharmacy, Inc.*(a)	2,010	56,300
Fresenius Medical Care AG & Co. KGaA (Germany)	3,797	332,186
Fresenius SE & Co. KGaA (Germany)	12,450	994,531
Georgia Healthcare Group PLC (Georgia)*(g)	38,320	147,288
HCA Holdings, Inc.*	28,181	2,131,329
Henry Schein, Inc.*(a)	470	76,601
Humana, Inc.	2,283	403,840
Integrated Diagnostics Holdings PLC (Egypt)(g)	17,090	57,764
McKesson Corp.	7,871	1,312,489
MEDNAX, Inc.*	2,666	176,623
Miraca Holdings, Inc. (Japan)	15,200	757,926
Molina Healthcare, Inc.*	211	12,306
Odontoprev SA (Brazil)	21,600	86,276

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Primary Health Care Ltd. (Australia)	115,350	$351,286
Select Medical Holdings Corp.*	8,775	118,463
UnitedHealth Group, Inc.	27,834	3,896,760
Universal Health Services, Inc. (Class B Stock)	143	17,620
WellCare Health Plans, Inc.*	1,300	152,217

		17,086,504

Health Care Technology
athenahealth, Inc.*(a)	1,373	173,163
IMS Health Holdings, Inc.*	500	15,670
Simulations Plus, Inc.	9,400	82,908

		271,741

Hotels, Restaurants & Leisure — 1.5%
Bloomin’ Brands, Inc.	8,147	140,454
Brinker International, Inc.	2,270	114,476
Buffalo Wild Wings, Inc.*	440	61,926
Carnival Corp.(a)	16,666	813,634
Carrols Restaurant Group, Inc.*	1,800	23,778
Cheesecake Factory, Inc. (The)	1,090	54,565
Denny’s Corp.*	12,915	138,061
Domino’s Pizza, Inc.	1,424	216,234
Dunkin’ Brands Group, Inc.(a)	1,400	72,912
Hilton Worldwide Holdings, Inc.	73,967	1,696,063
Las Vegas Sands Corp.(a)	49,618	2,855,020
Marriott International, Inc. (Class A Stock)	18,338	1,234,698
McDonald’s Corp.	2,100	242,256
MGM Resorts International*	42,406	1,103,828
Norwegian Cruise Line Holdings Ltd.*	30,802	1,161,235
Paddy Power Betfair PLC (Ireland)	1,486	168,032
Penn National Gaming, Inc.*	8,854	120,149
Royal Caribbean Cruises Ltd.(a)	3,441	257,903
Skylark Co. Ltd. (Japan)	14,800	199,452
Starbucks Corp.	11,198	606,260
Telepizza Group SA (Spain)*	13,299	60,423
William Hill PLC (United Kingdom)	164,067	647,241
Yum! Brands, Inc.	1,083	98,347

		12,086,947

Household Durables — 0.3%
Cairn Homes PLC (Ireland)*	96,649	116,606
DFS Furniture PLC (United Kingdom)	39,401	128,987
Fujitsu General Ltd. (Japan)	12,000	259,994
Haier Electronics Group Co. Ltd. (Hong Kong)	105,000	174,657
Hanssem Co. Ltd. (South Korea)	872	139,967
Lennar Corp. (Class A Stock)	7,964	337,196
MDC Holdings, Inc.	5,694	146,905
Panasonic Corp. (Japan)	33,500	335,052
Skyline Corp.*	9,688	132,629
Tempur Sealy International, Inc.*(a)	2,560	145,254
Toll Brothers, Inc.*	5,000	149,300
UCP, Inc. (Class A Stock)*	9,167	80,761

		2,147,308

Household Products — 0.4%
Colgate-Palmolive Co	4,491	332,963
Procter & Gamble Co. (The)	18,219	1,635,155

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	4,470	$420,825
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	28,148	835,458

		3,224,401

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp	97,002	1,246,476
NRG Energy, Inc.	30,833	345,638

		1,592,114

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	207	21,232
CK Hutchison Holdings Ltd. (Hong Kong)	182,112	2,327,800
DCC PLC (United Kingdom)	3,470	315,271
General Electric Co.	153,114	4,535,237
Jardine Matheson Holdings Ltd. (Hong Kong)	11,900	721,259
Koninklijke Philips NV (Netherlands)	6,096	180,379
Roper Technologies, Inc.(a)	14,926	2,723,547

		10,824,725

Insurance — 3.4%
AIA Group Ltd. (Hong Kong)	474,800	3,192,909
American International Group, Inc.	21,030	1,247,920
Aon PLC	10,809	1,215,904
Argo Group International Holdings Ltd.	1,140	64,319
Aspen Insurance Holdings Ltd. (Bermuda)	2,940	136,975
Aviva PLC (United Kingdom)	318,471	1,817,210
Axis Capital Holdings Ltd.	4,260	231,446
BB Seguridade Participacoes SA (Brazil)	16,563	152,788
Chubb Ltd.	8,630	1,084,359
CNA Financial Corp.	4,576	157,460
CNO Financial Group, Inc.	7,653	116,861
Direct Line Insurance Group PLC (United Kingdom)	81,387	384,449
Everest Re Group Ltd.	705	133,929
First American Financial Corp.	4,386	172,282
FNF Group	10,103	372,902
Hanover Insurance Group, Inc. (The)	1,920	144,806
Investors Title Co.	40	3,980
Korean Reinsurance Co. (South Korea)	12,143	128,537
Markel Corp.*	199	184,825
Marsh & McLennan Cos., Inc.	58,774	3,952,552
MetLife, Inc.	31,357	1,393,192
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	1,180	220,385
Old Republic International Corp.	12,704	223,844
Prudential PLC (United Kingdom)	65,040	1,152,936
RSA Insurance Group PLC (United Kingdom)	152,045	1,073,826
Sampo OYJ (Finland) (Class A Stock)	24,429	1,085,324
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,842	469,161
Tokio Marine Holdings, Inc. (Japan)	56,800	2,178,279
Willis Towers Watson PLC	1,198	159,058
XL Group Ltd. (Ireland)	64,834	2,180,367
Zurich Insurance Group AG (Switzerland)*	6,869	1,771,474

		26,804,259

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.*	13,149	11,009,789

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Ctrip.com International Ltd. (China), ADR*(a)	17,466	$813,392
Expedia, Inc.(a)	1,727	201,575
Groupon, Inc.*	713	3,672
Interpark Corp. (South Korea)(g)	7,987	101,636
Netflix, Inc.*	11,751	1,158,061
Priceline Group, Inc. (The)*	4,067	5,984,550
Takkt AG (Germany)	5,996	134,513
Wayfair, Inc. (Class A Stock)*(a)	2,910	114,567
Yoox Net-A-Porter Group SpA (Italy)*	12,335	382,294

		19,904,049

Internet Software & Services — 3.4%
2U, Inc.*(a)	3,000	114,870
58.com, Inc. (China), ADR*(a)	8,776	418,264
Addcn Technology Co. Ltd. (Taiwan)*(g)	10,500	81,111
AfreecaTV Co. Ltd. (South Korea)	6,586	167,735
Alibaba Group Holding Ltd. (China), ADR*(a)	21,988	2,326,111
Alphabet, Inc. (Class A Stock)*	2,570	2,066,434
Alphabet, Inc. (Class C Stock)*	7,056	5,484,558
Baidu, Inc. (China), ADR*	3,693	672,384
Cornerstone OnDemand, Inc.*	74	3,400
CoStar Group, Inc.*	868	187,948
Facebook, Inc. (Class A Stock)*	48,783	6,257,395
Gogo, Inc.*(a)	4,910	54,206
j2 Global, Inc.	1,980	131,888
Just Eat PLC (United Kingdom)*	40,078	277,874
Kakaku.com, Inc. (Japan)	6,300	114,080
LinkedIn Corp. (Class A Stock)*	1,730	330,638
Mail.Ru Group Ltd. (Russia), GDR, RegS*	6,824	119,693
MercadoLibre, Inc. (Argentina)	5,743	1,062,283
NAVER Corp. (South Korea)	1,028	827,605
Net Element, Inc.*	126	147
Pandora Media, Inc.*(a)	7,758	111,172
Rackspace Hosting, Inc.*	4,187	132,686
RetailMeNot, Inc.*	6,914	68,379
Scout24 AG (Germany)*	12,574	423,531
Shopify, Inc. (Canada) (Class A Stock)*	4,097	175,784
Takeaway.Com Holding Bv (Netherlands)*	5,608	154,313
Tencent Holdings Ltd. (China)	122,500	3,405,749
Twitter, Inc.*(a)	5,400	124,470
VeriSign, Inc.*(a)	7,296	570,839
Yahoo Japan Corp. (Japan)	188,500	751,891
YY, Inc. (China), ADR*	5,000	266,400
Zillow Group, Inc. (Class A Stock)*(a)	3,950	136,078
Zillow Group, Inc. (Class C Stock)*	320	11,088

		27,031,004

IT Services — 2.8%
Accenture PLC (Class A Stock)	10,964	1,339,472
Amadeus IT Group SA (Spain) (Class A Stock)	23,985	1,197,168
Automatic Data Processing, Inc.	10,852	957,146
Black Knight Financial Services, Inc. (Class A Stock)*	8,807	360,206
Booz Allen Hamilton Holding Corp.	9,860	311,675
Cognizant Technology Solutions Corp. (Class A Stock)*	171	8,158
CSG Systems International, Inc	2,442	100,928
EPAM Systems, Inc.*	2,430	168,423

Shares		Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	12,023	$926,132
First Data Corp. (Class A Stock)*	12,300	161,868
Fiserv, Inc.*	12,618	1,255,112
FleetCor Technologies, Inc.*	2,109	366,397
Gartner, Inc.*	199	17,602
Helios & Matheson Analytics, Inc.*	8,600	70,692
Indra Sistemas SA (Spain)*(a)	26,539	355,861
Infosys Ltd. (India), ADR	27,786	438,463
Jack Henry & Associates, Inc.	1,281	109,590
Leidos Holdings, Inc.	1,480	64,054
MasterCard, Inc. (Class A Stock)	38,318	3,899,623
MAXIMUS, Inc.	2,910	164,590
PayPal Holdings, Inc.*	50,700	2,077,179
Paysafe Group PLC (Isle of Man)*	41,619	240,428
Sabre Corp.	16,114	454,093
Syntel, Inc.*	2,650	111,062
Travelport Worldwide Ltd.	6,200	93,186
TravelSky Technology Ltd. (China) (Class H Stock)	110,000	262,549
Visa, Inc. (Class A Stock)(a)	67,819	5,608,631
WEX, Inc.*	1,560	168,620
Wirecard AG (Germany)	13,861	720,045

		22,008,953

Leisure Products — 0.3%
Brunswick Corp.	3,775	184,145
Mattel, Inc.(a)	52,143	1,578,890
Polaris Industries, Inc.(a)	1,624	125,763
Smith & Wesson Holding Corp.*(a)	3,000	79,770
Thule Group AB (Sweden)	12,315	210,042

		2,178,610

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	49,182	2,315,980
Bio-Techne Corp.	1,513	165,673
Cambrex Corp.*	2,250	100,035
Charles River Laboratories International, Inc.*	1,610	134,177
Eurofins Scientific SE (Luxembourg)	608	276,202
INC Research Holdings, Inc. (Class A Stock)*	3,810	169,850
PAREXEL International Corp.*	2,370	164,597
Tecan Group AG (Switzerland)	2,055	361,080
Thermo Fisher Scientific, Inc.	29,648	4,715,811

		8,403,405

Machinery — 1.4%
Aalberts Industries NV (Netherlands)	4,994	170,095
Colfax Corp.*	4,779	150,204
Douglas Dynamics, Inc.	5,225	166,887
FANUC Corp. (Japan)	3,300	557,421
Flowserve Corp.	14,568	702,760
Fortive Corp.	23,978	1,220,480
Fujitec Co. Ltd. (Japan)	28,300	337,054
GEA Group AG (Germany)	18,707	1,040,058
Graco, Inc.	3,011	222,814
IDEX Corp.	70	6,550
Illinois Tool Works, Inc.	12,092	1,449,105
Lincoln Electric Holdings, Inc.	2,415	151,227
Manitowoc Co., Inc. (The)	110	527
Manitowoc Foodservice, Inc.*	4,410	71,530

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
METAWATER Co. Ltd. (Japan)	8,600	$235,048
Middleby Corp. (The)*	1,525	188,521
Miura Co. Ltd. (Japan)	7,400	148,104
Nabtesco Corp. (Japan)	7,000	198,314
Norma Group SE (Germany)	6,413	330,149
Obara Group, Inc. (Japan)	7,500	295,397
Omega Flex, Inc.	1,230	47,429
Oshkosh Corp.	2,644	148,064
PACCAR, Inc.	3,370	198,089
Pentair PLC (United Kingdom)	10,486	673,621
Proto Labs, Inc.*(a)	1,220	73,090
SFS Group AG (Switzerland)*	2,084	164,441
Spirax-Sarco Engineering PLC (United Kingdom)	2,728	159,013
Stabilus SA (Luxembourg)*	3,016	169,982
Sulzer AG (Switzerland)	5,518	577,731
Trinity Industries, Inc.	5,800	140,244
VAT Group AG (Switzerland)*	3,355	284,703
WABCO Holdings, Inc.*	1,705	193,569
Wabtec Corp.(a)	3,917	319,823

		10,792,044

Marine — 0.1%
AP Moeller—Maersk A/S (Denmark) (Class B Stock)	226	332,422
Kirby Corp.*	2,216	137,747
SITC International Holdings Co. Ltd. (China)	281,000	167,983

		638,152

Media — 2.6%
A.H. Belo Corp. (Class A Stock)	20,867	153,372
Aimia, Inc. (Canada)	50,600	318,576
Altice NV (Netherlands) (Class A Stock)*(a)	36,182	648,006
Ascential PLC (United Kingdom)*	71,848	261,913
Astro Malaysia Holdings Bhd (Malaysia)	564,500	372,671
BEC World PCL (Thailand)(g)	120,300	76,381
BEC World PCL (Thailand), NVDR(g)	54,200	34,500
Charter Communications, Inc. (Class A Stock)*	2,102	567,477
Comcast Corp. (Class A Stock)	70,260	4,661,048
CTS Eventim AG & Co. KGaA (Germany)	5,270	187,427
CyberAgent, Inc. (Japan)	15,200	451,887
Daiichikosho Co. Ltd. (Japan)	3,500	142,906
Daily Journal Corp.*	290	63,510
DISH Network Corp. (Class A Stock)*	883	48,371
Ebiquity PLC (United Kingdom)(g)	44,697	59,210
Eutelsat Communications SA (France)	14,822	306,778
Gannett Co., Inc.	2,900	33,756
Havas SA (France)	12,166	102,960
Huntsworth PLC (United Kingdom)	72,522	40,473
Liberty Broadband Corp. (Class C Stock)*	350	25,018
Liberty Global PLC (United Kingdom) (Class A Stock)*	11,824	404,144
Liberty Global PLC (United Kingdom) (Class C Stock)*	89,409	2,954,073
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	1,592	43,923
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*(a)	14,468	405,827
Liberty Media Group (Class A Stock)*	801	22,949
Liberty Media Group (Class C Stock)*	963	27,099

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Liberty SiriusXM Group (Class C Stock)*	10,286	$343,655
Live Nation Entertainment, Inc.*	2,000	54,960
Major Cineplex Group PCL (Thailand)	84,400	74,900
Omnicom Group, Inc.(a)	13,126	1,115,710
Publicis Groupe SA (France)	6,343	479,963
Sirius XM Holdings, Inc.*(a)	199,730	832,874
Sky PLC (United Kingdom)	113,022	1,309,930
Surya Citra Media Tbk PT (Indonesia)	435,800	93,796
Tele Columbus AG (Germany)*	18,956	164,928
TimeWarner, Inc.	6,199	493,502
Twenty-First Century Fox, Inc. (Class B Stock)	20,684	511,722
Walt Disney Co. (The)	12,208	1,133,635
WPP PLC (United Kingdom)	62,920	1,478,966
YouGov PLC (United Kingdom)(g)	64,559	174,886

		20,677,682

Metals & Mining — 0.4%
Compass Minerals International, Inc.(a)	1,360	100,232
Franco-Nevada Corp. (Canada)	1,526	106,622
Hitachi Metals Ltd. (Japan)	66,200	814,406
Kaiser Aluminum Corp.	1,520	131,465
MMC Norilsk Nickel PJSC (Russia), ADR	48,292	771,706
Nisshin Steel Co. Ltd. (Japan)	15,300	207,330
Real Industry, Inc.*	5,800	35,496
Reliance Steel & Aluminum Co.	1,815	130,734
Royal Gold, Inc.	1,400	108,402
South32 Ltd. (Australia)	323,764	603,244

		3,009,637

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
American Capital Agency Corp.	9,010	176,055
American Capital Mortgage Investment Corp.	8,084	138,964
Annaly Capital Management, Inc.	14,131	148,375
Apollo Commercial Real Estate Finance, Inc.	11,255	184,244
Cherry Hill Mortgage Investment Corp.	8,300	142,013
CIM Commercial Trust Corp.	1,200	18,432
CYS Investments, Inc.	13,359	116,490
Ellington Residential Mortgage REIT	10,322	133,980
Redwood Trust, Inc.	9,715	137,564
Two Harbors Investment Corp.	9,300	79,329
ZAIS Financial Corp.	8,108	116,998

		1,392,444

Multiline Retail — 0.3%
Dollar General Corp.	23,661	1,656,033
Next PLC (United Kingdom)	11,214	694,132

		2,350,165

Multi-Utilities — 0.3%
Black Hills Corp.	2,095	128,256
DTE Energy Co.	10,620	994,775
National Grid PLC (United Kingdom)	33,609	474,652
WEC Energy Group, Inc.	8,465	506,884

		2,104,567

Oil, Gas & Consumable Fuels — 2.7%
Alon USA Energy, Inc.	4,904	39,526
Apache Corp.	9,440	602,933

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Canadian Natural Resources Ltd. (Canada), (NYSE)	20,395	$653,456
Canadian Natural Resources Ltd. (Canada), (TSX)	23,000	735,257
Cheniere Energy, Inc.*	390	17,004
Chevron Corp.	1,177	121,137
Diamondback Energy, Inc.*	1,757	169,621
Energen Corp.	2,556	147,532
EQT Corp.	19,725	1,432,429
Exxon Mobil Corp.	42,544	3,713,240
Gulfport Energy Corp.*	4,466	126,165
Hess Corp.	2,020	108,312
HollyFrontier Corp.	554	13,573
Inpex Corp. (Japan)	39,400	358,243
Kosmos Energy Ltd.*(a)	14,066	90,163
Marathon Petroleum Corp.	8,801	357,233
Matador Resources Co.*(a)	7,100	172,814
Occidental Petroleum Corp.	17,873	1,303,299
Panhandle Oil and Gas, Inc. (Class A Stock)	3,400	59,602
PrairieSky Royalty Ltd. (Canada)	412	8,469
Range Resources Corp.	2,025	78,469
Renewable Energy Group, Inc.*(a)	7,971	67,514
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	—	—
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	28,641	742,534
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	31,224	1,649,564
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	5,030	121,077
SM Energy Co.	1,731	66,782
Southwestern Energy Co.*	29,213	404,308
Spectra Energy Corp.	59,797	2,556,322
Syntroleum Corp.*^(g)	2,999	—
Targa Resources Corp.	11,105	545,367
TOTAL SA (France), ADR	55,348	2,640,100
Tourmaline Oil Corp. (Canada)*	16,592	449,468
TransCanada Corp. (Canada)	31,807	1,512,741
Woodside Petroleum Ltd. (Australia)	26,189	580,684
Zion Oil & Gas, Inc.*	13,100	18,340

		21,663,278

Paper & Forest Products — 0.1%
Daio Paper Corp. (Japan)(a)	17,700	209,536
TFS Corp. Ltd. (Australia)(a)	153,175	174,972
West Fraser Timber Co. Ltd. (Canada)	2,006	61,818

		446,326

Personal Products — 0.2%
Coty, Inc. (Class A Stock)*(a)	28,053	659,245
Edgewell Personal Care Co.*	1,250	99,400
Estee Lauder Cos., Inc. (The) (Class A Stock)	584	51,719
LG Household & Health Care Ltd. (South Korea)	933	811,941
Natural Health Trends Corp.(a)	2,960	83,650
Nu Skin Enterprises, Inc. (Class A Stock)	2,977	192,850
Oriflame Holding AG (Switzerland)*	2,710	99,257

		1,998,062

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 4.0%
Allergan PLC*	6,670	$1,536,168
Astellas Pharma, Inc. (Japan)	147,700	2,306,935
Bayer AG (Germany)	21,529	2,162,175
Bristol-Myers Squibb Co.	14,228	767,174
Chugai Pharmaceutical Co. Ltd. (Japan)	17,100	618,066
CSPC Pharmaceutical Group Ltd. (China)	142,000	142,566
Daiichi Sankyo Co. Ltd. (Japan)	31,000	744,881
Eli Lilly & Co.	5,370	430,996
GlaxoSmithKline PLC (United Kingdom), ADR	32,478	1,400,776
Innoviva, Inc.(a)	4,234	46,532
Intra-Cellular Therapies, Inc.*	3,740	56,998
Johnson & Johnson	9,119	1,077,227
Laboratorios Farmaceuticos Rovi SA (Spain)	10,104	146,913
Mallinckrodt PLC*	3,993	278,632
Medicines Co. (The)*	700	26,418
Merck & Co., Inc.	45,643	2,848,580
Merck KGaA (Germany)	2,589	279,264
Mylan NV*	11,784	449,206
Novartis AG (Switzerland)	35,197	2,777,759
Otsuka Holdings Co. Ltd. (Japan)	14,500	660,949
Pacira Pharmaceuticals, Inc.*	2,295	78,535
Pfizer, Inc.	168,864	5,719,424
Roche Holding AG (Switzerland)	13,725	3,410,643
Sanofi (France)	8,571	652,693
Sino Biopharmaceutical Ltd. (Hong Kong)	413,000	279,366
Supernus Pharmaceuticals, Inc.*	7,050	174,347
Teva Pharmaceutical Industries Ltd. (Israel), ADR	18,040	830,020
Theravance Biopharma, Inc. (Cayman Islands)*(a)	1,490	53,998
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	96,000	186,349
Valeant Pharmaceuticals International, Inc.*(NYSE)	5,846	143,519
Valeant Pharmaceuticals International, Inc.*(TSX)	2,544	62,420
Zoetis, Inc.	29,718	1,545,633

		31,895,162

Professional Services — 0.7%
Capita PLC (United Kingdom)	89,562	775,845
CBIZ, Inc.*	11,651	130,375
DKSH Holding AG (Switzerland)	3,462	254,677
DLH Holdings Corp.*	10,030	43,931
Equifax, Inc.	7,809	1,050,935
Exova Group PLC (United Kingdom)	61,987	160,252
Experian PLC (Ireland)	105,025	2,098,175
Exponent, Inc.	2,350	119,991
IHS Markit Ltd.*	9,444	354,622
ManpowerGroup, Inc.	2,401	173,496
Temp Holdings Co. Ltd. (Japan)	13,900	244,126

		5,406,425

Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	5,620	215,920
Altus Group Ltd. (Canada)	4,400	98,098
BR Malls Participacoes SA (Brazil)*	29,140	110,928
Brasil Brokers Participacoes SA (Brazil)*	74,500	39,173
Cheung Kong Property Holdings Ltd. (Hong Kong)	106,384	782,545

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
China Overseas Land & Investment Ltd. (China)	228,000	$783,863
Emaar Properties PJSC (United Arab Emirates)	169,402	326,491
Hongkong Land Holdings Ltd. (Hong Kong)	71,500	507,650
Iguatemi Empresa de Shopping Centers SA (Brazil)	12,800	116,501
Jones Lang LaSalle, Inc.	1,556	177,057
Nexity SA (France)*	1,292	68,234
PSP Swiss Property AG (Switzerland)	6,575	626,526
Realogy Holdings Corp.	5,674	146,730
RMR Group, Inc. (The) (Class A Stock)	1,874	71,100
SOHO China Ltd. (China)*	223,000	120,995
St. Joe Co. (The)*	7,000	128,660
Sun Hung Kai Properties Ltd. (Hong Kong)	46,250	703,128
Tokyo Tatemono Co. Ltd. (Japan)	10,800	129,915

		5,153,514

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	3,768	575,374
Canadian Pacific Railway Ltd. (Canada) (TSX)	5,166	788,278
ComfortDelGro Corp. Ltd. (Singapore)	291,500	602,964
Hertz Global Holdings, Inc.*	1,807	72,569
J.B. Hunt Transport Services, Inc.	2,022	164,065
Kansas City Southern	6,939	647,547
Norfolk Southern Corp.	4,649	451,232
Old Dominion Freight Line, Inc.*	266	18,250
Union Pacific Corp.	8,907	868,700
Werner Enterprises, Inc.	5,864	136,455

		4,325,434

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.*	22,009	152,082
Amkor Technology, Inc.*	633	6,153
Analog Devices, Inc.	8,701	560,779
ASML Holding NV (Netherlands)	6,733	737,879
Broadcom Ltd. (Singapore)	2,549	439,753
Cree, Inc.*	6,104	156,995
Cypress Semiconductor Corp.(a)	15,029	182,753
Disco Corp. (Japan)	1,200	142,123
Eo Technics Co. Ltd. (South Korea)	1,632	96,470
Integrated Device Technology, Inc.*	7,500	173,250
Intermolecular, Inc.*	11,200	11,110
IQE PLC (United Kingdom)*	517,557	203,704
LEENO Industrial, Inc. (South Korea)	2,626	107,297
Microchip Technology, Inc.(a)	13,738	853,679
Micron Technology, Inc.*	6,459	114,841
Microsemi Corp.*	1,100	46,178
NXP Semiconductors NV (Netherlands)*	42,065	4,291,051
QUALCOMM, Inc.	3,491	239,134
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	338,000	1,986,813
Tessera Technologies, Inc.	1,300	49,972
Texas Instruments, Inc.	38,066	2,671,472
Xilinx, Inc.	7,426	403,529

		13,627,017

Software — 2.2%
ACI Worldwide, Inc.*	6,200	120,156

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Activision Blizzard, Inc.	639	$28,308
ANSYS, Inc.*	2,698	249,862
Aspen Technology, Inc.*	268	12,540
CDK Global, Inc.	3,560	204,202
Computer Modelling Group Ltd. (Canada)	6,092	45,552
Descartes Systems Group, Inc. (The) (Canada)*	7,700	165,685
Digimarc Corp.*	2,090	80,151
DuzonBizon Co. Ltd. (South Korea)	118	2,325
Electronic Arts, Inc.*	4,825	412,055
Finjan Holdings, Inc.*	15,450	26,265
Guidewire Software, Inc.*	5,909	354,422
Intuit, Inc.	3,890	427,939
Manhattan Associates, Inc.*	3,773	217,400
Microsoft Corp.	152,020	8,756,352
Mobileye NV*(a)	4,714	200,675
MYOB Group Ltd. (Australia)	41,041	117,864
NetSuite, Inc.*	225	24,905
Nuance Communications, Inc.*	9,945	144,203
Playtech PLC (United Kingdom)	29,166	344,210
PTC, Inc.*	4,453	197,312
Red Hat, Inc.*	10,632	859,385
salesforce.com, Inc.*	31,587	2,253,101
ServiceNow, Inc.*	14,754	1,167,779
Splunk, Inc.*	600	35,208
SS&C Technologies Holdings, Inc.	6,300	202,545
Synopsys, Inc.*	3,611	214,313
Tableau Software, Inc. (Class A Stock)*	5,181	286,354
Voltari Corp.*(a)	12,800	33,792
WANdisco PLC (United Kingdom)*	14,018	37,720
Workday, Inc. (Class A Stock)*	4,204	385,465
Zynga, Inc. (Class A Stock)*	34,316	99,860

		17,707,905

Specialty Retail — 1.8%
Aeropostale, Inc.*	9,190	378
AutoZone, Inc.*(a)	1,245	956,583
Burlington Stores, Inc.*	2,322	188,128
Dick’s Sporting Goods, Inc.	4,028	228,468
Dufry AG (Switzerland)*	1,879	235,572
Francesca’s Holdings Corp.*	1,659	25,598
GNC Holdings, Inc. (Class A Stock)	3,664	74,819
Greencross Ltd. (Australia)	24,610	121,864
Hikari Tsushin, Inc. (Japan)	7,500	696,454
Home Depot, Inc. (The)	15,844	2,038,806
Kingfisher PLC (United Kingdom)	88,440	431,502
L Brands, Inc.	6,439	455,688
Lowe’s Cos., Inc.	42,956	3,101,853
Maisons du Monde SA (France)*	8,868	251,025
Michaels Cos., Inc. (The)*	3,300	79,761
Monro Muffler Brake, Inc.	1,020	62,393
Office Depot, Inc.	13,842	49,416
O’Reilly Automotive, Inc.*	5,024	1,407,273
Pets at Home Group PLC (United Kingdom)	40,130	122,250
Restoration Hardware Holdings, Inc.*(a)	1,412	48,827
Ross Stores, Inc.	25,872	1,663,570
Signet Jewelers Ltd.	7,135	531,772
Sports Direct International PLC (United Kingdom)*(a)	100,378	373,471
Tractor Supply Co.	8,843	595,576
VT Holdings Co. Ltd. (Japan)	30,700	163,377

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
XXL ASA (Norway)	21,200	$290,583
Yellow Hat Ltd. (Japan)	7,300	150,031

		14,345,038

Technology Hardware, Storage & Peripherals — 0.9%
3D Systems Corp.*	126	2,262
Apple, Inc.	42,888	4,848,488
Catcher Technology Co. Ltd. (Taiwan)	23,000	188,198
NCR Corp.*	4,284	137,902
Samsung Electronics Co. Ltd. (South Korea)	830	1,209,113
Western Digital Corp.	4,594	268,611
Xaar PLC (United Kingdom)	20,458	132,630

		6,787,204

Textiles, Apparel & Luxury Goods — 0.5%
Brunello Cucinelli SpA (Italy)	5,127	99,595
Burberry Group PLC (United Kingdom)	65,063	1,160,996
Carter’s, Inc.	4,260	369,385
Coach, Inc.	2,299	84,051
Columbia Sportswear Co.	1,170	66,386
Hanesbrands, Inc.(a)	8,828	222,907
Kate Spade & Co.*	6,095	104,407
Luthai Textile Co. Ltd. (China) (Class B Stock)(g)	159,376	204,077
Moncler SpA (Italy)	8,312	141,894
NIKE, Inc. (Class B Stock)	6,449	339,540
Pacific Textiles Holdings Ltd. (Hong Kong)	163,000	211,904
Samsonite International SA	182,400	585,550
Skechers U.S.A., Inc. (Class A Stock)*	5,260	120,454
Ted Baker PLC (United Kingdom)	5,981	190,997

		3,902,143

Thrifts & Mortgage Finance — 0.1%
Greene County Bancorp, Inc.	1,200	20,004
Hamilton Bancorp, Inc.*	410	5,588
Hingham Institution for Savings	330	45,705
Kentucky First Federal Bancorp	600	5,040
LendingTree, Inc.*(a)	1,480	143,427
New York Community Bancorp, Inc.(a)	12,996	184,933
Ocwen Financial Corp.*	2,918	10,709
Radian Group, Inc.	14,980	202,979
Severn Bancorp, Inc.*	726	4,773
TFS Financial Corp.	10,600	188,786
Walter Investment Management Corp.*	1,768	7,178
Waterstone Financial, Inc.	7,460	126,745

		945,867

Tobacco — 1.5%
British American Tobacco PLC (United Kingdom)	23,562	1,502,683
Japan Tobacco, Inc. (Japan)	67,600	2,767,221
KT&G Corp. (South Korea)	12,711	1,447,521
Philip Morris International, Inc.	65,067	6,325,814
Vector Group Ltd.	3,990	85,905

		12,129,144

Trading Companies & Distributors — 0.4%
AeroCentury Corp.*	4,170	38,573
Brenntag AG (Germany)	11,647	636,499
Herc Holdings, Inc.*	2,102	70,837
Huttig Building Products, Inc.*	17,350	100,283

Shares		Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
IMCD Group NV (Netherlands)	5,446	$239,161
Indutrade AB (Sweden)	5,766	123,817
Rexel SA (France)	20,263	310,398
Sumitomo Corp. (Japan)(a)	179,500	2,009,439

		3,529,007

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)	39,497	748,468

Water Utilities
American States Water Co.	4,075	163,204
Artesian Resources Corp. (Class A Stock)	2,810	80,197
California Water Service Group	3,770	120,979
Pure Cycle Corp.*	4,300	24,682

		389,062

Wireless Telecommunication Services — 0.6%
Sarana Menara Nusantara Tbk PT (Indonesia)*(g)	1,514,100	453,127
Shenandoah Telecommunications Co.	3,800	103,398
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	85,000	140,807
TIM Participacoes SA (Brazil), ADR(a)	39,445	482,807
T-Mobile US, Inc.*	13,320	622,310
Vodafone Group PLC (United Kingdom)	420,843	1,206,940
Vodafone Group PLC (United Kingdom), ADR	66,739	1,945,442

		4,954,831

TOTAL COMMON STOCKS (cost $563,395,431)		601,129,957

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Itau Unibanco Holding SA (Brazil) (PRFC)	54,207	595,883

Biotechnology
Grifols SA (Spain) (PRFC) (Class B)	656	10,505

Electric Utilities
NextEra Energy, Inc., 6.123%	6,891	343,172

Machinery
Marcopolo SA (Brazil) (PRFC)*	172,200	166,791

TOTAL PREFERRED STOCKS (cost $899,974)		1,116,351

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Non-Residential Mortgage-Backed Securities
American Express Credit Account Master Trust,
Series 2014-3, Class A
1.490%	04/15/20	100	100,418
AmeriCredit Automobile Receivables,
Series 2015-4, Class A3
1.700%	07/08/20	405	405,003
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	15	15,030
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.970%	10/30/45	199	202,467

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class A3, 144A
1.610%	10/13/20	32	$32,164
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	102,263
Capital Auto Receivables Asset Trust,
Series 2014-2, Class A4
1.620%	10/22/18	15	15,039
CNH Equipment Trust,
Series 2014-A, Class A3
0.840%	05/15/19	7	7,037
Series 2014-B, Class A4
1.610%	05/17/21	30	30,150
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	187	191,320
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	48	48,451
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220	220,708
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	200	200,272
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4
1.100%	11/15/17	18	17,912
Ford Credit Floorplan Master Owner Trust A,
Series 2014-1, Class A1
1.200%	02/15/19	15	15,009
Series 2014-4, Class A1
1.400%	08/15/19	100	100,268
John Deere Owner Trust,
Series 2014-A, Class A3
0.920%	04/16/18	8	8,111
Series 2014-B, Class A3
1.070%	11/15/18	74	73,919
Series 2016-B, Class A3
1.250%	06/15/20	80	80,123
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	225	225,789
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	59	58,972
Nationstar HECM Loan Trust,
Series 2016-2A, Class A, 144A^
2.239%	06/25/26	80	79,895
Series 2016-3A, Class A, 144A^
2.013%	08/25/26	95	94,324
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%	06/20/31	30	30,175
Series 2014-3A, Class A, 144A
2.300%	10/20/31	36	36,314

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
SMART Trust (Australia),
Series 2014-1US, Class A3A
0.950%	02/14/18	4	$3,548
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	101,837
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	400	407,025
Series 2014-1, Class A
1.610%	11/15/20	145	145,705
Series 2015-2, Class A
1.600%	04/15/21	200	200,914
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	40	39,779
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	149	150,804
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	200	200,620
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	165	166,923

TOTAL ASSET-BACKED SECURITIES (cost $3,787,492)			3,808,288

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	6	6,077
Series 2014-GC21, Class AS
4.026%	05/10/47	50	54,136
Series 2014-GC23, Class A1
1.392%	07/10/47	20	19,952
Series 2014-GC25, Class A1
1.485%	10/10/47	11	11,257
Series 2015-GC27, Class A5
3.137%	02/10/48	235	246,196
Series 2015-GC35, Class A4
3.818%	11/10/48	180	198,433
Series 2016-GC36, Class A5
3.616%	02/10/49	400	434,479
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	40	40,330
Series 2014-CR15, Class A1
1.218%	02/10/47	8	8,059
Series 2014-CR20, Class A1
1.324%	11/10/47	28	27,733
Series 2014-LC15, Class B
4.599%(c)	04/10/47	20	22,326
Series 2014-UBS2, Class A1
1.298%	03/10/47	9	9,245
Series 2014-UBS4, Class A1
1.309%	08/10/47	9	9,161

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-UBS4, Class C
4.781%(c)	08/10/47	240	$247,632
Series 2014-UBS5, Class A1
1.373%	09/10/47	59	59,103
Series 2015-CR26, Class A4
3.630%	10/10/48	400	432,952
Series 2015-LC21, Class A4
3.708%	07/10/48	260	283,340
Series 2015-PC1, Class A5
3.902%	07/10/50	190	208,918
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through,
Series K023, Class A1
1.583%	04/25/22	59	58,743
Series K025, Class A1
1.875%	04/25/22	16	16,423
Series K057, Class A1
2.206%	06/25/25	160	163,592
Series K716, Class A1(g)
2.413%	01/25/21	56	57,343
FREMF Mortgage Trust,
Series 2014-K41, Class B, 144A
3.830%(c)	10/25/24	115	121,024
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	265,592
Series 2014-GC22, Class A1
1.290%	06/10/47	9	9,389
Series 2014-GC24, Class A1
1.509%	09/10/47	161	160,963
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(c)	04/15/47	30	33,184
Series 2014-C22, Class A1
1.451%	09/15/47	17	16,705
Series 2014-C23, Class A1
1.650%	09/15/47	36	36,322
Series 2014-C24, Class A1
1.539%	11/15/47	11	11,315
Series 2015-C31, Class A3
3.801%	08/15/48	150	164,525
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	115,750
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class A3
5.336%	05/15/47	4	4,212
Series 2007-CB19, Class A4
5.882%(c)	02/12/49	11	11,427
Series 2014-C20, Class A1
1.268%	07/15/47	12	11,744
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(c)	04/25/57	98	98,997
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	5	5,276
Series 2014-C17, Class A5
3.741%	08/15/47	115	126,353

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-C17, Class B
4.464%(c)	08/15/47	60	$65,800
Series 2014-C18, Class A1
1.686%	10/15/47	77	76,994
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	280,288
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	36	36,262
Series 2014-C20, Class AS
4.176%	05/15/47	40	44,235
Series 2014-C21, Class A1
1.413%	08/15/47	29	29,399
Series 2014-C22, Class A1
1.479%	09/15/57	31	30,889

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,283,694)			4,372,075

CONVERTIBLE BOND
Real Estate Investment Trusts (REITs)
Forest City Realty Trust, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	169	196,568

(cost $184,471)
CORPORATE OBLIGATIONS — 4.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,216
4.000%	03/15/22	120	128,233
4.200%	04/15/24	35	37,586
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	150	158,533
3.650%	11/01/24	125	132,831
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	90,496

			597,895

Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	270	271,535
3.832%	04/27/25	40	42,344
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.700%	05/15/46	175	207,921

			521,800

Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.250%	08/15/26	80	80,495
3.500%	11/24/20	80	83,673
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Agriculture (cont’d.)
2.050%	07/20/18	200	$201,375
Reynolds American, Inc.,
Gtd. Notes
2.300%	06/12/18	85	86,236

			451,779

Airlines — 0.2%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	10/01/26	87	90,677
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	464	486,107
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	12/17/19	21	24,080
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	07/30/23	140	144,801
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.750%	12/15/16	60	60,566
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	23	23,171
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	122	123,902
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	195	203,288
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	195	195,858

			1,352,450

Apparel
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26	155	156,046

Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.450%	09/13/19	250	250,119
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.145%	01/09/18	200	201,042
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	61,851
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	56,063
3.150%	01/15/20	90	91,707
Nissan Motor Acceptance Corp. (Japan),
Sr. Unsec’d. Notes, MTN, 144A
1.950%	09/12/17	100	100,387

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Auto Manufacturers (cont’d.)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	$225,079
1.600%	03/15/17	15	15,051

			1,001,299

Auto Parts & Equipment
Delphi Automotive PLC (United Kingdom),
Gtd. Notes
3.150%	11/19/20	115	119,075
Delphi Corp. (United Kingdom),
Gtd. Notes
4.150%	03/15/24	25	26,837

			145,912

Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	210,063
Bank of America Corp.,
Sr. Unsec’d. Notes
2.650%	04/01/19	115	117,514
3.875%	03/22/17	90	91,040
4.100%	07/24/23	35	37,838
Sr. Unsec’d. Notes, GMTN(a)
3.500%	04/19/26	190	197,450
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	25	27,112
Sub. Notes, GMTN
4.450%	03/03/26	225	241,472
Sub. Notes, MTN
4.200%	08/26/24	10	10,589
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.300%	07/14/17	50	50,039
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	07/21/17	100	100,011
BNP Paribas SA (France),
Gtd. Notes, MTN
1.375%	03/17/17	15	15,009
BPCE SA (France),
Sub. Notes, MTN, 144A
4.875%	04/01/26	200	208,002
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	250	250,215
Capital One NA/Mclean VA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	349,990
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	95	95,239
2.150%	07/30/18	150	151,330
2.350%	08/02/21	205	205,798
5.875%	01/30/42	25	32,002
Citizens Bank NA,
Sr. Unsec’d. Notes
2.500%	03/14/19	250	254,545

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21	250	$254,450
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	30,105
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	109,524
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	32,326
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	176,166
3.750%	05/22/25	125	131,259
Sub. Notes
4.250%	10/21/25	115	121,025
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	175,365
3.125%	01/23/25	125	127,762
Sub. Notes
3.375%	05/01/23	75	77,058
4.250%	10/01/27	175	187,765
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.300%	11/27/18	200	202,175
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
1.650%	03/24/17	15	15,021
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18	75	75,630
4.300%	01/27/45	170	181,974
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	152,608
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,792
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	35	37,163
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	250	252,002
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	45	45,712
Santander Bank NA,
Sr. Unsec’d. Notes
2.000%	01/12/18	250	250,031
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	50,516
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	09/08/17	200	199,416
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Banks (cont’d.)
1.950%	07/23/18	250	$251,531
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	50	50,862
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
1.750%	07/23/18	195	196,198
Sr. Unsec’d. Notes, GMTN
1.450%	09/06/18	225	225,394
Sub. Notes
3.625%(c)	09/15/31	35	35,097
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	52,972
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	205,413
4.125%	09/24/25	200	209,598
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	74,270

			6,857,438

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	265	284,610
4.700%	02/01/36	150	172,466
Dr Pepper Snapple Group, Inc.,
Gtd. Notes
2.550%	09/15/26	320	318,458

			775,534

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	64,266
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	415	420,619
3.550%	08/15/22	155	164,685
4.625%	05/15/44	185	195,005
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	58,403
4.150%	03/01/47	160	163,534

			1,066,512

Building Materials
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	22,347

Chemicals
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	81	87,856
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	209,316

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
			$297,172

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	30	30,354
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18	100	100,441
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,568
3.850%	11/15/24	10	10,759
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	58,922
4.300%	09/15/44	75	83,044
HPHT Finance 15 Ltd. (Singapore),
Gtd. Notes, 144A
2.250%	03/17/18	200	201,186
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc.,
Gtd. Notes
5.750%	04/15/23	30	31,575
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	85,763
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	38,618
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	35,267
4.125%	02/02/26	30	32,155

			733,652

Computers
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18(a)	30	29,958
3.250%	02/23/26	150	159,436
Western Digital Corp.,
Gtd. Notes, 144A
10.500%	04/01/24	89	103,240

			292,634

Diversified Financial Services — 0.1%
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	35,065
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	50,722
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	75,898
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	62,294
Jefferies Group LLC,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
5.125%	04/13/18	45	$46,981
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35	360	407,487

			678,447

Electric — 0.3%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	37,823
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	29,337
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	25	27,799
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	110	112,656
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	53,970
3.750%	09/01/46	45	43,640
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	180,348
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	416,329
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	25	27,819
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33	295	384,716
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	20,077
Southern Co. (The),
Sr. Unsec’d. Notes
1.300%	08/15/17	75	75,052
4.250%	07/01/36	140	148,537
4.400%	07/01/46	140	151,060
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	15	15,095
5.150%	09/15/41	35	37,918
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	55,013
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	159,926
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	268,705

			2,245,820

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	$90,710
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	30	30,501
4.000%	04/01/25	25	25,517
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	129,411
5.875%	06/15/20	25	27,808
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	100	101,789

			405,736

Engineering & Construction
SBA Tower Trust,
Series 2014 1A, 144A
2.898%	10/15/44	160	162,249
Mortgage, 144A
2.877%	07/15/46	90	91,526

			253,775

Environmental Control
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19	25	27,712

Foods
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	140	145,086

Forest Products & Paper
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	17	18,934
4.800%	06/15/44(a)	25	26,388
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24	90	86,485

			131,807

Hand/Machine Tools
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	215	219,662

Healthcare-Products — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	40	41,153
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	150	176,248
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	150	151,676
2.400%	02/01/19	20	20,333
2.950%	09/19/26	150	148,863

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare-Products (cont’d.)
			$538,273

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/19	25	25,383
2.400%	06/15/21	100	101,158
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	210,114
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	60,003
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46	340	371,052
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	212,746
Unsec’d. Notes
4.185%	11/15/45	125	137,137
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	76,853
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	83,890
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	135	157,232
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	218,623
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	41,907
4.750%	07/15/45	110	131,911

			1,828,009

Holding Companies-Diversified
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	200,137

Housewares
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.900%	11/01/25	35	36,989
5.375%	04/01/36	30	35,210

			72,199

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	204,103
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	15,276
4.125%	02/15/24	50	53,876
Aon PLC,
Gtd. Notes

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
4.750%	05/15/45	75	$81,302
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	207,837
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	31,919
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	25	26,467
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	51,953
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	150	156,248
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19	75	76,152
3.300%	03/14/23	30	31,445
3.500%	06/03/24	25	26,449
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.350%	09/14/18	430	429,752
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	36,412
3.400%	05/15/25	120	123,186
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	78,730
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	71,571
XLIT Ltd. (Ireland),
Gtd. Notes
4.450%	03/31/25	240	243,617

			1,946,295

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.800%	12/05/24	250	277,105
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	204,290
Expedia, Inc.,
Gtd. Notes, 144A
5.000%	02/15/26	220	231,550
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.875%	04/29/26	200	196,389
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	125	131,060
3.650%	03/15/25	75	78,657
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19	200	207,181

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Internet (cont’d.)

			$1,326,232

Iron/Steel
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	151,107

Lodging
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	87,411

Machinery-Diversified — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	405,411

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	30	32,493
4.500%	02/15/21	25	27,721
5.650%	08/15/20	30	34,267
Charter Communications Operating LLC / Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22	300	323,719
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	06/01/18	35	37,285
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	25	27,256
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	28,046
Sirius XM Radio, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	08/15/22	30	31,725
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.350%	05/15/26	20	20,528
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,613
5.000%	02/01/20	35	37,940
6.550%	05/01/37	35	41,497
6.750%	07/01/18	15	16,298
6.750%	06/15/39	30	36,497
8.250%	04/01/19	35	40,301
8.750%	02/14/19	10	11,533

			757,719

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.050%	09/30/18	50	50,683
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	50,163
3.625%	06/09/21	35	36,893

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Mining (cont’d.)
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes(a)
3.750%	06/15/25	100	$107,585
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	65	61,442
5.875%	04/23/45	95	94,509

			401,275

Miscellaneous Manufacturing
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	310,424

Office/Business Equipment
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	25	25,148

Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	25,002
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	34,951
5.700%	05/15/17	255	260,960
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	205,805
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,724
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25	110	106,805
4.250%	09/18/18	50	51,813
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	186,440
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	184,626
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	200	209,769
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	140	141,260
5.500%	06/27/44	95	82,356
Gtd. Notes, MTN
3.500%	07/23/20	90	90,630
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	299,173
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	104,820
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
3.700%	09/15/26	50	$50,260

			2,074,394

Oil & Gas Services
Cameron International Corp.,
Sr. Unsec’d. Notes
1.400%	06/15/17	50	50,000

Packaging & Containers
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	31,227

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	200	213,143
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22	135	141,728
Baxalta, Inc.,
Gtd. Notes
2.000%	06/22/18	25	25,062
2.875%	06/23/20	75	76,912
Express Scripts Holding Co.,
Gtd. Notes
3.300%	02/25/21(a)	150	157,643
4.500%	02/25/26	200	219,367
McKesson Corp.,
Sr. Unsec’d. Notes
1.292%	03/10/17	10	10,008
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.125%	11/15/25	10	10,842
4.600%	06/01/44	35	37,362
Perrigo Finance Unlimited Co.,
Gtd. Notes
4.375%	03/15/26	240	250,461
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	261,259
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	100	99,774
3.150%	10/01/26	65	65,301
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	283	244,088

			1,812,950

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	60	62,766
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	93,280
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	35	36,508

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	$24,835
4.850%	07/15/26	70	70,439
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	85	86,976
3.950%	02/15/27	60	62,872
EQT Midstream Partners LP,
Gtd. Notes
4.000%	08/01/24	55	54,065
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	160	165,465
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	45	45,025
4.300%	06/01/25	130	135,111
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	44,863
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	49,549

			931,754

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	53,343

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	79,324
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	47,171
4.125%	06/15/26	115	119,182
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	31,396
3.700%	06/15/26	200	208,680
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21	35	36,295
4.250%	02/01/26	65	68,673
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	235,127
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	105,431
4.375%	10/01/25	40	43,189
Kimco Realty Corp.,
Sr. Unsec’d. Notes
6.875%	10/01/19	250	286,315
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	106,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	200	$208,371

			1,575,353

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	265,896
Autozone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	70	71,523
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	55,061
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	45	45,120
4.450%	02/15/25	10	9,898
4.850%	04/01/24	105	106,627
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
1.750%	11/17/17	35	35,192

			589,317

Savings & Loans
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
3.900%	07/21/25	200	216,179

Software
Fidelity National Information Services, Inc.,
Gtd. Notes
1.450%	06/05/17	35	35,012
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	167,680

			202,692

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/17	25	25,146
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/22	25	25,775
3.663%	05/15/25	50	52,701
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	48,814
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	150	168,009
5.150%	09/15/23	325	378,601

			699,046

Transportation
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	227,000

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	$25,234
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	82,475

			334,709

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
1.250%	03/04/17	25	24,983
2.600%	03/30/20	15	15,199
3.250%	09/15/26	375	372,801
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	30,439
3.200%	07/15/20	150	155,220

			598,642

TOTAL CORPORATE OBLIGATIONS (cost $34,430,087)			35,599,761

FOREIGN GOVERNMENT BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	224,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	213,000
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS
4.875%	05/05/21	400	440,064
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	100	103,625
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	81,900
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	153,526
Province of Alberta Canada (Canada),
Sr. Unsec’d. Notes, MTN, 144A
1.750%	08/26/20	200	202,258
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	25,441
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	269,878
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	165	165,373
3.000%	07/16/18	150	155,037
Province of Quebec Canada (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	105,323
Unsec’d. Notes
3.500%	07/29/20	325	349,705

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24	50	$57,160
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	109,065

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,563,728)			2,655,355

MUNICIPAL BONDS — 0.2%
California
State of California,
General Obligation Unlimited
7.625%	03/01/40	100	159,156
University of California,
Revenue Bonds
4.131%	05/15/45	15	16,538

			175,694

Florida
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	181,815

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	210	270,012

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
3.879%	07/01/46	375	385,628
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	56,784

			442,412

North Carolina
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	171,467

South Carolina
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	220	224,426

TOTAL MUNICIPAL BONDS (cost $1,392,153)			1,465,826

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1(x)
2.024%(c)	02/25/25	3	2,845
Series 2016-C03, Class 1M1(x)
2.524%(c)	10/25/28	49	49,594
Series 2016-C04, Class 1M1(x)
1.974%(c)	01/25/29	69	69,767
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1(x)
1.424%(c)	10/25/27	191	191,672
Series 2015-DNA3, Class M2(x)

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.374%(c)	04/25/28	250	$257,716
Series 2015-HQ2, Class M1(x)
1.624%(c)	05/25/25	145	145,282
Series 2016-DNA2, Class M1(x)
1.774%(c)	10/25/28	240	240,137
Series 2016-HQA1, Class M2(x)
3.274%(c)	09/25/28	250	257,868
Series 2016-HQA3, Class M1(x)
1.324%(c)	03/25/29	250	250,082
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(c)	04/25/55	90	91,214
Series 2016-1, Class A1B, 144A
2.750%(c)	02/25/55	153	154,224
Series 2016-2, Class A1A, 144A
2.750%(c)	08/25/55	116	117,477
Series 2016-3, Class A1, 144A
2.250%(c)	08/25/55	125	124,452

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,929,372)			1,952,330

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Banks, Bonds
1.000%	09/26/19	325	324,715
Federal Home Loan Mortgage Corp.
2.500%	05/01/28-06/01/30	482	500,359
3.000%	01/01/27-08/01/43	365	381,404
3.500%	08/01/26-03/01/46	1,023	1,087,103
4.000%	07/01/25-11/01/45	523	562,351
4.500%	05/01/40-05/01/42	397	435,733
5.000%	07/01/35-09/01/39	67	74,739
5.500%	06/01/36	68	77,006
6.000%	08/01/34-01/01/38	52	60,639
Federal National Mortgage Assoc.
0.875%	10/26/17	265	265,434
1.000%	08/28/19	850	849,609
1.250%	08/17/21	630	628,294
2.000%	07/01/28	25	25,994
2.500%	09/01/27-02/01/43	823	853,388
2.500%	TBA	455	471,268
3.000%	02/01/27-05/01/43	885	926,278
3.000%	TBA	3,280	3,409,021
3.000%	TBA	340	356,947
3.500%	01/01/26-04/01/46	5,325	5,639,185
3.500%	TBA	1,525	1,609,113
4.000%	07/01/25-01/01/46	905	974,732
4.000%	TBA	3,645	3,914,673
4.500%	08/01/24-06/01/44	790	865,850
4.500%	TBA	1,250	1,368,915
5.000%	04/01/19-07/01/42	761	849,840
5.000%	TBA	250	277,681
5.500%	04/01/34-08/01/37	256	291,745
5.500%	TBA	160	180,300
6.000%	02/01/34-01/01/40	304	353,069
6.500%	11/01/36	24	27,137

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.
2.500%	10/20/42-05/20/43		250	$255,569
3.000%	08/20/43-09/20/46		1,289	1,352,161
3.500%	01/15/42-06/20/46		1,977	2,106,191
4.000%	08/20/39-05/20/46		1,192	1,279,777
4.500%	05/20/40-01/20/46		276	301,786
5.000%	05/20/33-11/20/42		263	293,144
5.500%	08/20/38		23	25,842

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $32,930,337)				33,256,992

U. S. TREASURY OBLIGATIONS — 3.5%
U. S. Treasury Bonds
2.250%	08/15/46		430	422,206
2.500%	02/15/46-05/15/46		1,505	1,557,260
3.000%	11/15/44		60	68,412
3.125%	11/15/41-02/15/43		365	425,126
3.375%	05/15/44		690	841,881
3.500%	02/15/39		105	130,020
4.500%	02/15/36-05/15/38		1,680	2,372,285
5.375%	02/15/31		30	43,768
U.S. Treasury Notes
1.000%	09/15/18		870	873,500
1.125%	02/28/21-08/31/21		6,825	6,820,530
1.250%	03/31/21		705	708,690
1.375%	06/30/23		2,670	2,665,306
1.500%	05/31/20-08/15/26	(k)	3,890	3,938,700
1.625%	11/30/20-05/15/26		3,745	3,807,304
2.125%	08/15/21		1,105	1,153,948
2.625%	08/15/20		1,170	1,239,195
2.875%	08/15/45		520	579,191

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,192,944)				27,647,322

TOTAL LONG-TERM INVESTMENTS (cost $672,989,683)				713,200,825

			Shares
SHORT-TERM INVESTMENTS — 18.0%
AFFILIATED MUTUAL FUNDS — 17.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $89,214,085)(w)			89,214,085	89,214,085

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $82,49,762,313)(b)(w)			49,762,313	49,762,313

TOTAL AFFILIATED MUTUAL FUNDS (cost $138,976,398)				$138,976,398

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal Amount (000)#	Value
U. S. TREASURY OBLIGATIONS(n) — 0.4%
U. S. Treasury Bills
0.224%	10/27/16	(k)	20	$19,997
0.365%	10/20/16		120	119,985
0.365%	10/27/16	(k)	25	24,996
0.420%	10/20/16	(hh)(k)	3,000	2,999,633

TOTAL U.S. TREASURY OBLIGATIONS
(cost $3,164,375)				3,164,611

COMMERCIAL PAPER(n) — 0.1%
Enbridge Energy Partners, 144A
1.556%	12/20/16		250	249,386
Energy Transfer Partners, 144A
1.504%	11/21/16		255	254,479
Pentair Finance S/A, 144A
1.513%	11/07/16		250	249,633
Vodaphone Group PLC, 144A
1.625%	09/07/17		250	246,238

TOTAL COMMERCIAL PAPER
(cost $999,505)				999,736

TOTAL SHORT-TERM INVESTMENTS
(cost $143,140,278)				143,140,745

TOTAL INVESTMENTS — 107.9%
(cost $816,129,961)				856,341,570
Liabilities in excess of other assets(z) — (7.9)%				(62,554,856)

NET ASSETS — 100.0%				$793,786,714

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $260,512 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,494,669; cash collateral of $49,741,906 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Dec. 2016	$1,747,203	$1,747,750	$547
17	5 Year U.S. Treasury Notes	Dec. 2016	2,062,977	2,065,766	2,789
213	Mini MSCI EAFE Index	Dec. 2016	18,145,660	18,176,355	30,695
14	10 Year U.S. Treasury Notes	Dec. 2016	1,838,703	1,835,750	(2,953)
5	20 Year U.S. Treasury Bonds	Dec. 2016	850,819	840,781	(10,038)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	939,219	919,375	(19,844)
72	Mini MSCI Emerging Markets Index	Dec. 2016	3,251,940	3,285,000	33,060
39	Russell 2000 Mini Index	Dec. 2016	4,756,973	4,868,370	111,397
357	S&P 500 E-Mini Index	Dec. 2016	38,301,595	38,563,140	261,545
13	S&P Mid Cap 400 E-Mini Index	Dec. 2016	1,969,070	2,014,480	45,410

					$452,608

U.S. Treasury Obligations with a combined market value of $2,961,809 have been segregated with JP Morgan Chase and Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/07/16	Morgan Stanley	GBP	587	$780,014	$760,949	$19,065

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 10/21/16	Hong Kong & Shanghai Bank	JPY	79,698	$784,398	$786,641	$(2,243)

				$1,564,412	$1,547,590	$16,822

Credit Default Swap Agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.27	12/20/21	1.000%	11,400	$125,486	$146,636	$21,150

U.S. Treasury Obligation with a market value of $196,956 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1) If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.;

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$437,611,136	$163,432,528	$86,293
Preferred Stocks	1,105,846	10,505	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	3,634,069	174,219
Commercial Mortgage-Backed Securities	—	4,372,075	—
Convertible Bonds	—	196,568	—
Corporate Obligations	—	35,599,761	—
Foreign Government Bonds	—	2,655,355	—
Municipal Bonds	—	1,465,826	—
Residential Mortgage-Backed Securities	—	1,952,330	—
U.S. Government Agency Obligations	—	33,256,992	—
U.S. Treasury Obligations	—	30,811,933	—
Commercial Paper	—	999,736	—
Affiliated Mutual Funds	138,976,398	—	—

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures Contracts	$452,608	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	16,822	—
Centrally Cleared Credit Default Swap Agreements	—	21,150	—

Total	$578,145,988	$278,425,650	$260,512

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation(depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$21,150
Equity contracts.	482,107
Foreign exchange contracts	16,822
Interest rate contracts	(29,499)

Total	$490,580

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%
Aerospace & Defense — 3.0%
Boeing Co. (The)	327,822	$43,187,270
Textron, Inc.	244,300	9,710,925

		52,898,195

Air Freight & Logistics — 1.4%
FedEx Corp.	138,000	24,105,840

Airlines — 3.3%
Alaska Air Group, Inc.	359,113	23,651,182
American Airlines Group, Inc.(a)	947,998	34,706,207

		58,357,389

Automobiles — 1.9%
Ferrari NV (Italy)(a)	173,030	8,975,066
Tesla Motors, Inc.*(a)	115,700	23,606,271

		32,581,337

Biotechnology — 4.6%
Alexion Pharmaceuticals, Inc.*	226,117	27,708,377
Biogen, Inc.*	43,500	13,616,805
Celgene Corp.*	131,616	13,757,821
Incyte Corp.*	73,900	6,968,031
Vertex Pharmaceuticals, Inc.*	206,700	18,026,307

		80,077,341

Capital Markets — 6.2%
CME Group, Inc.	94,200	9,845,784
Intercontinental Exchange, Inc.	85,650	23,070,684
Morgan Stanley	1,113,042	35,684,127
State Street Corp.	251,100	17,484,093
TD Ameritrade Holding Corp.	614,856	21,667,525

		107,752,213

Communications Equipment — 0.9%
Juniper Networks, Inc.	308,800	7,429,728
Palo Alto Networks, Inc.*(a)	47,100	7,504,443

		14,934,171

Construction Materials — 0.8%
Vulcan Materials Co.	123,000	13,988,790

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	90,200	13,756,402

Health Care Equipment & Supplies — 6.0%
Danaher Corp.	647,000	50,718,330
Intuitive Surgical, Inc.*	53,633	38,874,807
Stryker Corp.(a)	128,100	14,912,121

		104,505,258

Health Care Providers & Services — 6.9%
Aetna, Inc.	148,100	17,098,145
Anthem, Inc.	87,600	10,977,156
Centene Corp.*	197,500	13,224,600
Cigna Corp.	121,900	15,886,008
Humana, Inc.	132,026	23,354,079
UnitedHealth Group, Inc.	278,900	39,046,000

		119,585,988

Hotels, Restaurants & Leisure — 3.6%
Hilton Worldwide Holdings, Inc.(a)	855,649	19,620,032
MGM Resorts International*	1,248,723	32,504,260

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	185,730	$10,055,422

		62,179,714

Internet & Direct Marketing Retail — 15.8%
Amazon.com, Inc.*	198,947	166,580,313
Netflix, Inc.*	150,900	14,871,195
Priceline Group, Inc. (The)*	63,200	92,998,168

		274,449,676

Internet Software & Services — 13.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	162,100	17,148,559
Alphabet, Inc. (Class A Stock)*	94,160	75,710,290
Alphabet, Inc. (Class C Stock)*	53,113	41,284,204
Facebook, Inc. (Class A Stock)*	591,300	75,846,051
Tencent Holdings Ltd. (China), ADR(a)	692,800	19,311,800

		229,300,904

IT Services — 6.2%
PayPal Holdings, Inc.*	879,000	36,012,630
Visa, Inc. (Class A Stock)(a)	870,700	72,006,890

		108,019,520

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	33,276	6,044,918

Machinery — 0.9%
Fortive Corp.	317,450	16,158,205

Multiline Retail — 0.9%
Dollar General Corp.	216,800	15,173,832

Pharmaceuticals — 3.9%
Allergan PLC*	124,353	28,639,739
Bristol-Myers Squibb Co.	407,300	21,961,616
Eli Lilly & Co.	103,800	8,330,988
Merck & Co., Inc.	136,200	8,500,242

		67,432,585

Semiconductors & Semiconductor Equipment — 3.1%
ASML Holding NV (Netherlands)(a)	200,600	21,981,748
NXP Semiconductors NV (Netherlands)*	315,414	32,175,382

		54,157,130

Software — 8.4%
Intuit, Inc.	67,800	7,458,678
Microsoft Corp.	874,300	50,359,680
Mobileye NV*(a)	149,578	6,367,535
NetSuite, Inc.*	198,154	21,933,666
salesforce.com, Inc.*	418,100	29,823,073
ServiceNow, Inc.*	241,400	19,106,810
Workday, Inc. (Class A Stock)*(a)	117,000	10,727,730

		145,777,172

Specialty Retail — 3.7%
Lowe’s Cos., Inc.	358,600	25,894,506
O’Reilly Automotive, Inc.*	23,600	6,610,596
Ross Stores, Inc.	188,000	12,088,400
Tractor Supply Co.	289,382	19,489,878

		64,083,380

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	162,900	18,415,845

Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc.(a)	591,800	14,942,950

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Tobacco — 0.6%
Philip Morris International, Inc.	112,000	$10,888,640

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	314,700	14,702,784

TOTAL COMMON STOCKS
(cost $1,404,016,145)		1,724,270,179

PREFERRED STOCK
Internet Software & Services
Living Social, CVT(original cost $1,352,010; purchased 11/18/11)*^(f)(g) (cost $1,352,010)	175,814	1,758

TOTAL LONG-TERM INVESTMENTS
(cost $1,405,368,155)		1,724,271,937

SHORT-TERM INVESTMENTS — 11.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $8,318,043)(w)	8,318,043	8,318,043
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $194,264,970)(b)(w)	194,264,970	194,264,970

TOTAL SHORT-TERM INVESTMENTS
(cost $202,583,013)		202,583,013

TOTAL INVESTMENTS — 110.9%
(cost $1,607,951,168)		1,926,854,950
Liabilities in excess of other assets — (10.9)%		(189,076,914)

NET ASSETS — 100.0%		$1,737,778,036

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,758 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,866,840; cash collateral of $194,183,159 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(f)	Indicates a restricted security; the original cost of such security is $1,352,010. The value of $1,758 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2—Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$52,898,195	$—	$—
Air Freight & Logistics	24,105,840	—	—
Airlines	58,357,389	—	—
Automobiles	32,581,337	—	—
Biotechnology	80,077,341	—	—
Capital Markets	107,752,213	—	—
Communications Equipment	14,934,171	—	—
Construction Materials	13,988,790	—	—
Food & Staples Retailing	13,756,402	—	—
Health Care Equipment & Supplies	104,505,258	—	—
Health Care Providers & Services	119,585,988	—	—
Hotels, Restaurants & Leisure	62,179,714	—	—
Internet & Direct Marketing Retail	274,449,676	—	—
Internet Software & Services	229,300,904	—	—
IT Services	108,019,520	—	—
Life Sciences Tools & Services	6,044,918	—	—

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Machinery	$16,158,205	$—	$—
Multiline Retail	15,173,832	—	—
Pharmaceuticals	67,432,585	—	—
Semiconductors & Semiconductor Equipment	54,157,130	—	—
Software	145,777,172	—	—
Specialty Retail	64,083,380	—	—
Technology Hardware, Storage & Peripherals	18,415,845	—	—
Textiles, Apparel & Luxury Goods	14,942,950	—	—
Tobacco	10,888,640	—	—
Wireless Telecommunication Services	14,702,784	—	—
Preferred Stocks
Internet Software & Services	—	—	1,758
Affiliated Mutual Funds	202,583,013	—	—

Total	$1,926,853,192	$—	$1,758

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 98.1%
Agricultural Products — 0.6%
Ingredion, Inc.	23,200	$3,086,992

Automotive Retail — 0.7%
Murphy USA, Inc.*	51,400	3,667,904

Commodity Chemicals — 0.4%
Orion Engineered Carbons SA	55,800	1,045,692
Valvoline, Inc.*(a)	44,300	1,040,607

		2,086,299

Construction & Engineering — 0.9%
Granite Construction, Inc.	54,600	2,715,804
Valmont Industries, Inc.(a)	13,000	1,749,410

		4,465,214

Construction Materials — 2.6%
Martin Marietta Materials, Inc.	16,600	2,973,226
Vulcan Materials Co.	90,425	10,284,035

		13,257,261

Diversified Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	71,200	4,768,264
Incitec Pivot Ltd. (Australia)	755,923	1,642,939

		6,411,203

Diversified Metals & Mining — 2.6%
Antofagasta PLC (Chile)(a)	353,655	2,395,618
Lundin Mining Corp. (Canada)*	690,956	2,733,383
South32 Ltd. (Australia)	1,245,718	2,321,049
Southern Copper Corp. (Peru)(a)	231,300	6,083,190

		13,533,240

Electric Utilities — 3.0%
Edison International	67,400	4,869,650
Exelon Corp.	155,900	5,189,911
PG&E Corp.	67,600	4,135,092
Red Electrica Corp. SA (Spain)	67,416	1,454,612

		15,649,265

Electrical Components & Equipment — 0.6%
Legrand SA (France)	52,137	3,073,446

Fertilizers & Agricultural Chemicals — 1.4%
CF Industries Holdings, Inc.(a)	137,300	3,343,255
Monsanto Co.	38,800	3,965,360

		7,308,615

Gas Utilities — 1.6%
Atmos Energy Corp.	110,332	8,216,424

Gold — 2.4%
Centamin PLC (United Kingdom)	1,082,777	2,079,750
Franco-Nevada Corp. (Canada)	41,900	2,927,363
OceanaGold Corp. (Australia)	622,600	1,869,769
Randgold Resources Ltd. (United Kingdom)	48,582	4,869,059
Tahoe Resources, Inc.	66,000	846,160

		12,592,101

Heavy Electrical Equipment — 0.6%
Gamesa Corp. Tecnologica SA (Spain)	56,651	1,357,354
TPI Composites, Inc.*(a)	20,890	444,121
Vestas Wind Systems A/S (Denmark)	12,563	1,037,749

		2,839,224

	Shares	Value
COMMON STOCKS (Continued)
Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc.	343,100	$3,846,151

Industrial Conglomerates — 0.6%
Silver Run Acquisition Corp., UTS*	160,170	2,884,662

Industrial Gases — 3.5%
Air Liquide SA (France)	21,178	2,271,067
Air Liquide SA (I-2016 Shares) (France)*	2,447	262,409
Air Products & Chemicals, Inc.*	68,447	9,520,293
Praxair, Inc.	49,600	5,993,168

		18,046,937

Industrial Machinery — 4.3%
Flowserve Corp.(a)	172,900	8,340,696
Mueller Water Products, Inc. (Class A Stock)	178,900	2,245,195
Pentair PLC (United Kingdom)(a)	89,500	5,749,480
Sandvik AB (Sweden)	257,286	2,831,098
Watts Water Technologies, Inc. (Class A Stock)	47,200	3,060,448

		22,226,917

Integrated Oil & Gas — 14.7%
Cenovus Energy, Inc. (Canada)	152,600	2,190,219
Chevron Corp.	35,400	3,643,368
Exxon Mobil Corp.	183,607	16,025,219
Occidental Petroleum Corp.	179,384	13,080,681
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	513,594	13,315,209
Statoil ASA (Norway)	158,562	2,661,986
Suncor Energy, Inc. (Canada)	120,400	3,344,712
TOTAL SA (France)	461,676	21,957,693

		76,219,087

Metal & Glass Containers — 1.6%
Ball Corp.(a)	72,500	5,941,375
Intertape Polymer Group, Inc. (Canada)	25,419	438,650
Vidrala SA (Spain)	34,124	1,995,692

		8,375,717

Multi-Utilities — 2.4%
National Grid PLC (United Kingdom)	406,018	5,734,092
NiSource, Inc.	267,904	6,459,166

		12,193,258

Oil & Gas Equipment & Services — 9.1%
Aker Solutions ASA (Norway), RegS*	653,659	3,071,169
Baker Hughes, Inc.	201,200	10,154,564
Dril-Quip, Inc.*(a)	33,600	1,872,864
FMC Technologies, Inc.*	157,500	4,673,025
Frank’s International NV(a)	99,600	1,294,800
Halliburton Co.	119,900	5,381,112
John Wood Group PLC (United Kingdom)	227,681	2,241,143
Oceaneering International, Inc.(a)	85,300	2,346,603
SBM Offshore NV (Netherlands)	305,548	4,338,888
Schlumberger Ltd.	75,169	5,911,290
Tenaris SA (Luxembourg)	276,385	3,936,646
Tesco Corp.	126,100	1,028,976
Versum Materials, Inc.*	34,224	776,874

		47,027,954

Oil & Gas Exploration & Production — 24.7%
Advantage Oil & Gas Ltd. (Canada)*	394,500	2,766,416
Apache Corp.	44,100	2,816,667

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Exploration & Production (cont’d.)
ARC Resources Ltd. (Canada)(a)	218,300	$3,948,519
Canadian Natural Resources Ltd. (Canada)	123,500	3,956,940
Cimarex Energy Co.	95,563	12,840,800
Concho Resources, Inc.*	81,900	11,248,965
Continental Resources, Inc.*(a)	47,100	2,447,316
Crew Energy, Inc. (Canada)*	265,500	1,388,262
Diamondback Energy, Inc.*	40,600	3,919,524
Encana Corp. (Canada)	430,800	4,510,476
EOG Resources, Inc.	51,420	4,972,828
EQT Corp.	128,761	9,350,624
Hess Corp.(a)	63,200	3,388,784
Kelt Exploration Ltd. (Canada)*	573,400	2,530,574
Kosmos Energy Ltd.*(a)	536,400	3,438,324
Lundin Petroleum AB (Sweden)*	114,496	2,095,729
Matador Resources Co.*(a)	153,700	3,741,058
NuVista Energy Ltd. (Canada)*	288,700	1,487,566
Oasis Petroleum, Inc.*	121,100	1,389,017
Painted Pony Petroleum Ltd. (Canada)*	259,600	1,596,838
Parsley Energy, Inc. (Class A Stock)*	44,300	1,484,493
Peyto Exploration & Development Corp. (Canada)(a)	210,300	5,902,089
Pioneer Natural Resources Co.(a)	59,208	10,991,965
QEP Resources, Inc.	105,500	2,060,415
Rice Energy, Inc.*	120,200	3,138,422
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	228,655	5,503,964
Southwestern Energy Co.*(a)	225,000	3,114,000
Tourmaline Oil Corp. (Canada)*	286,175	7,752,323
Woodside Petroleum Ltd. (Australia)	181,423	4,022,656

		127,805,554

Oil & Gas Refining & Marketing — 2.2%
HollyFrontier Corp.(a)	104,300	2,555,350
Marathon Petroleum Corp.	170,356	6,914,750
Western Refining, Inc.(a)	73,900	1,955,394

		11,425,494

Oil & Gas Storage & Transportation — 1.2%
Koninklijke Vopak NV (Netherlands)	72,231	3,788,318
Spectra Energy Corp.	60,900	2,603,475

		6,391,793

Paper Packaging — 3.6%
Bemis Co., Inc.	95,200	4,856,152
Graphic Packaging Holding Co.	236,000	3,301,640
International Paper Co.	62,300	2,989,154
Orora Ltd. (Australia)	1,087,943	2,638,568
WestRock Co.	99,228	4,810,574

		18,596,088

Precious Metals & Minerals — 1.1%
Fresnillo PLC (Mexico)	155,770	3,654,987
Petra Diamonds Ltd. (South Africa)	1,343,239	2,254,516

		5,909,503

Specialized REIT’s — 0.6%
Weyerhaeuser Co.	90,851	2,901,781

Specialty Chemicals — 7.8%
Akzo Nobel NV (Netherlands)	35,904	2,428,556
Ashland Global Holdings, Inc.	42,500	4,927,875
Croda International PLC (United Kingdom)	84,102	3,795,017
Flotek Industries, Inc.*(a)	105,700	1,536,878

	Shares	Value
COMMON STOCKS (Continued)
Specialty Chemicals (cont’d.)
Ingevity Corp.*	17,557	$809,378
PolyOne Corp.	42,600	1,440,306
PPG Industries, Inc.	49,100	5,074,976
RPM International, Inc.	205,100	11,017,972
Sherwin-Williams Co. (The)	7,100	1,964,286
Umicore SA (Belgium)(a)	40,570	2,547,365
Victrex PLC (United Kingdom)	232,388	4,717,854

		40,260,463

Steel — 1.4%
Acerinox SA (Spain)	154,163	2,039,247
Steel Dynamics, Inc.	121,000	3,023,790
Worthington Industries, Inc.	43,400	2,084,502

		7,147,539

TOTAL COMMON STOCKS
(cost $457,012,612)		507,446,086

PREFERRED STOCKS — 0.7%
Electric Utilities
Great Plains Energy, Inc., CVT,(PRFC), 7.000%*	20,000	1,029,800
NextEra Energy, Inc., CVT, (PRFC), 6.123%(a)	50,910	2,535,318

TOTAL PREFERRED STOCKS
(cost $3,492,536)		3,565,118

TOTAL LONG-TERM INVESTMENTS
(cost $460,505,148)		511,011,204

SHORT-TERM INVESTMENTS — 15.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $8,142,778)(w)	8,142,778	8,142,778
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $70,355,292)(b)(w)	70,355,292	70,355,292

TOTAL SHORT-TERM INVESTMENTS
(cost $78,498,070)		78,498,070

TOTAL INVESTMENTS — 114.0%
(cost $539,003,218)		589,509,274
Liabilities in excess of other assets — (14.0)%		(72,249,665)

NET ASSETS — 100.0%		$517,259,609

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,427,572; cash collateral of $70,326,245 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2—Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural Products	$3,086,992	$—	$—
Automotive Retail	3,667,904	—	—
Commodity Chemicals	2,086,299	—	—
Construction & Engineering	4,465,214	—	—
Construction Materials	13,257,261	—	—
Diversified Chemicals	4,768,264	1,642,939	—
Diversified Metals & Mining	8,816,573	4,716,667	—
Electric Utilities	14,194,653	1,454,612	—
Electrical Components & Equipment	—	3,073,446	—
Fertilizers & Agricultural Chemicals	7,308,615	—	—
Gas Utilities	8,216,424	—	—
Gold	5,643,292	6,948,809	—
Heavy Electrical Equipment	444,121	2,395,103	—
Independent Power Producers & Energy Traders	3,846,151	—	—
Industrial Conglomerates	2,884,662	—	—
Industrial Gases	15,513,461	2,533,476	—
Industrial Machinery	19,395,819	2,831,098	—
Integrated Oil & Gas	38,284,199	37,934,888	—
Metal & Glass Containers	6,380,025	1,995,692	—
Multi-Utilities	6,459,166	5,734,092	—
Oil & Gas Equipment & Services	33,440,108	13,587,846	—
Oil & Gas Exploration & Production	121,687,169	6,118,385	—
Oil & Gas Refining & Marketing	11,425,494	—	—
Oil & Gas Storage & Transportation	2,603,475	3,788,318	—
Paper Packaging	15,957,520	2,638,568	—
Precious Metals & Minerals	—	5,909,503	—
Specialized REIT’s	2,901,781	—	—
Specialty Chemicals	26,771,671	13,488,792	—
Steel	5,108,292	2,039,247	—
Preferred Stocks
Electric Utilities	3,565,118	—	—
Affiliated Mutual Funds	78,498,070	—	—

Total	$470,677,793	$118,831,481	$—

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 63.4%
FOREIGN BONDS — 41.7%
Brazil — 10.3%
Brazil Letras do Tesouro Nacional,
Bills
11.313%(s)	10/01/16	BRL	3,440	$1,057,762
Brazil Notas do Tesouro Nacional,
Series B, Notes
6.000%	08/15/18	BRL	850	773,181
6.000%	05/15/19	BRL	3,330	3,084,309
6.000%	08/15/20	BRL	1,537	1,402,182
6.000%	08/15/22	BRL	4,130	3,764,803
6.000%	05/15/23	BRL	8,405	7,796,782
6.000%	08/15/24	BRL	170	156,084
6.000%	08/15/50	BRL	630	596,750
Series F, Notes
10.000%	01/01/19	BRL	5,970	1,781,822
10.000%	01/01/23	BRL	45,120	12,929,228
10.000%	01/01/25	BRL	3,610	1,021,409
10.000%	01/01/27	BRL	3,110	865,587

				35,229,899

Indonesia — 8.6%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	46,670,000	3,332,347
7.000%	05/15/22	IDR	121,498,000	9,370,651
8.375%	03/15/24	IDR	66,672,000	5,524,923
8.375%	09/15/26	IDR	54,317,000	4,521,900
8.375%	03/15/34	IDR	47,530,000	3,969,635
9.000%	03/15/29	IDR	5,415,000	472,998
10.250%	07/15/22	IDR	14,584,000	1,292,761
12.800%	06/15/21	IDR	8,277,000	779,767
12.900%	06/15/22	IDR	909,000	88,367

				29,353,349

Malaysia — 4.2%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.394%	03/15/17	MYR	47,730	11,583,726
3.814%	02/15/17	MYR	10,360	2,516,883

				14,100,609

Mexico — 7.2%
Mexican Bonos,
Bonds
4.750%	06/14/18	MXN	10,650	544,323
5.000%	06/15/17	MXN	162,780	8,400,287
Sr. Unsec’d. Notes
7.250%	12/15/16	MXN	257,972	13,371,264
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN	7,962	2,236,642

				24,552,516

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Philippines — 4.5%
Philippine Government Bond,
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP	719,810	$15,318,394

Poland — 1.8%
Polish Government Bond,
Bonds
4.750%	10/25/16	PLN	22,580	5,917,367
4.750%	04/25/17	PLN	1,136	302,307

				6,219,674

Portugal — 1.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
4.950%	10/25/23	EUR	53	66,943
5.650%	02/15/24	EUR	131	171,875
3.875%	02/15/30	EUR	5,580	6,304,932

				6,543,750

South Korea — 3.2%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
1.960%	02/02/17	KRW	685,300	623,537
2.070%	12/02/16	KRW	7,262,500	6,602,423
2.220%	10/02/16	KRW	4,080,000	3,704,544

				10,930,504

TOTAL FOREIGN BONDS
(cost $152,024,945)				142,248,695

SOVEREIGN ISSUES — 21.7%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	11,532
7.750%	04/14/21	COP	245,000	90,310
9.850%	06/28/27	COP	59,000	24,967
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	2,986,000	947,919
7.000%	09/11/19	COP	412,000	144,925
7.000%	05/04/22	COP	790,000	278,576
7.500%	08/26/26	COP	6,998,000	2,512,902
7.750%	09/18/30	COP	9,422,000	3,445,955
10.000%	07/24/24	COP	1,770,000	729,674
11.000%	07/24/20	COP	903,000	359,078
11.250%	10/24/18	COP	529,000	199,727
Notes
5.000%	11/21/18	COP	278,000	93,762
Korea Monetary Stabilization Bond (South Korea),
Sr. Unsec’d. Notes
1.560%	10/02/17	KRW	2,758,900	2,510,600
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.000%	12/10/17	KRW	3,015,300	2,758,429
2.000%	03/10/21	KRW	26,840,000	25,101,438
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, 144A
5.125%	10/15/24		5,320	5,299,103
Republic of Argentina (Argentina),
Unsec’d. Notes^
18.200%	10/03/21	ARS	81,291	5,292,555

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN ISSUES (Continued)
Republic of Serbia (Serbia),
Bonds, 144A
4.875%	02/25/20		4,250	$4,440,570
Sr. Unsec’d. Notes, 144A
7.250%	09/28/21		3,190	3,713,288
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(s)	05/31/40		7,576	2,423,184
7.750%	09/01/20		1,377	1,345,604
7.750%	09/01/21		1,847	1,791,959
7.750%	09/01/22		1,847	1,782,724
7.750%	09/01/23		1,847	1,773,120
7.750%	09/01/24		1,847	1,763,294
7.750%	09/01/25		1,847	1,753,302
7.750%	09/01/26		1,847	1,745,784
7.750%	09/01/27		1,847	1,736,549

TOTAL SOVEREIGN ISSUES
(cost $72,368,611)				74,070,830

TOTAL LONG-TERM INVESTMENTS
(cost $224,393,556)				216,319,525

SHORT-TERM INVESTMENTS — 18.6%

FOREIGN TREASURY BILLS(n) — 8.7%
Bank Negara Malaysia Monetary Notes (Malaysia)
3.050%	10/11/16	MYR	30	7,251
Mexican Cetes (Mexico)
3.834%	12/08/16	MXN	722,003	3,689,591
3.859%	10/13/16	MXN	1,039,078	5,350,169
4.100%	11/10/16	MXN	98,687	506,257
4.138%	02/02/17	MXN	427,819	2,169,659
4.140%	10/27/16	MXN	138,014	709,297
4.226%	11/24/16	MXN	238,261	1,220,037
4.350%	03/02/17	MXN	268,553	1,356,411
4.490%	12/22/16	MXN	41,653	212,478
4.642%	03/30/17	MXN	549,073	2,762,584

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY BILLS(n) (Continued)
4.746%	05/25/17	MXN	1,161,409	$5,794,062
4.940%	03/16/17	MXN	226,430	1,140,304
5.060%	07/06/17	MXN	301,907	1,497,986
5.118%	07/20/17	MXN	641,552	3,174,665

TOTAL FOREIGN TREASURY BILLS
(cost $30,605,998)				29,590,751

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 9.9%
Federal Home Loan Bank
0.100%	10/03/16		34,020	34,020,000

(cost $34,020,000)

TOTAL SHORT-TERM INVESTMENTS
(cost $64,625,998)				63,610,751

TOTAL INVESTMENTS — 82.0%
(cost $289,019,554)				279,930,276
Other assets in excess of liabilities(z) — 18.0%				61,276,123

NET ASSETS — 100.0%				$341,206,399

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,292,555 and 1.6% of net assets.
(n)	Rate shown reflects yield to maturity at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Chilean Peso,
Expiring 10/20/16	Deutsche Bank AG	CLP	3,546,309	$5,231,702	$5,383,215	$151,513
Expiring 10/24/16	Deutsche Bank AG	CLP	3,634,491	5,378,853	5,515,152	136,299
Indian Rupee,
Expiring 10/18/16	JPMorgan Chase	INR	340,557	5,025,848	5,098,349	72,501
Expiring 10/25/16	JPMorgan Chase	INR	402,975	5,917,962	6,025,152	107,190
Expiring 10/26/16	Hong Kong & Shanghai Bank	INR	350,634	5,179,997	5,241,623	61,626
Expiring 11/23/16	JPMorgan Chase	INR	402,975	5,956,980	5,994,642	37,662
Japanese Yen,
Expiring 10/07/16	Deutsche Bank AG	JPY	1,198,698	10,142,985	11,824,421	1,681,436
Malaysian Ringgit,
Expiring 10/31/16	Hong Kong & Shanghai Bank	MYR	40,300	10,267,516	9,727,384	(540,132)
Expiring 03/31/17	JPMorgan Chase	MYR	53,000	13,102,596	12,708,935	(393,661)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 11/02/16	Hong Kong & Shanghai Bank	KRW	748,000	$683,011	$679,000	$(4,011)

				$66,887,450	$68,197,873	1,310,423

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/16/16	JPMorgan Chase	AUD	7,776	$5,687,366	$5,944,834	$(257,468)
Expiring 11/16/16	JPMorgan Chase	AUD	4,717	3,450,014	3,606,197	(156,183)
Expiring 11/21/16	Citigroup Global Markets	AUD	2,440	1,766,316	1,865,197	(98,881)
Expiring 12/12/16	JPMorgan Chase	AUD	1,729	1,230,493	1,321,060	(90,567)
Expiring 12/13/16	JPMorgan Chase	AUD	2,552	1,883,159	1,949,836	(66,677)
Expiring 12/14/16	Citigroup Global Markets	AUD	1,720	1,269,566	1,314,122	(44,556)
Expiring 12/14/16	JPMorgan Chase	AUD	860	615,657	657,062	(41,405)
Expiring 12/16/16	Citigroup Global Markets	AUD	76	55,588	57,834	(2,246)
Expiring 12/20/16	Citigroup Global Markets	AUD	153	111,979	116,574	(4,595)
Expiring 03/13/17	Citigroup Global Markets	AUD	1,709	1,305,967	1,303,131	2,836
Expiring 03/17/17	JPMorgan Chase	AUD	380	277,020	289,729	(12,709)
Expiring 03/20/17	JPMorgan Chase	AUD	21,859	16,070,737	16,665,155	(594,418)
Euro,
Expiring 10/06/16	JPMorgan Chase	EUR	3,035	3,384,329	3,410,362	(26,033)
Expiring 10/12/16	Bank of America	EUR	26,380	29,779,594	29,651,110	128,484
Expiring 10/13/16	JPMorgan Chase	EUR	5,627	6,437,964	6,325,047	112,917
Expiring 10/17/16	Barclays Capital Group	EUR	6,230	7,169,484	7,004,191	165,293
Expiring 10/18/16	Deutsche Bank AG	EUR	3,666	4,085,627	4,121,337	(35,710)
Expiring 10/31/16	Citigroup Global Markets	EUR	5,530	6,207,712	6,220,855	(13,143)
Expiring 10/31/16	Deutsche Bank AG	EUR	4,200	4,635,385	4,725,067	(89,682)
Expiring 10/31/16	Deutsche Bank AG	EUR	1,088	1,221,101	1,224,018	(2,917)
Expiring 11/01/16	Deutsche Bank AG	EUR	4,795	5,341,183	5,394,575	(53,392)
Expiring 11/08/16	Citigroup Global Markets	EUR	1,014	1,134,524	1,141,277	(6,753)
Expiring 11/08/16	Hong Kong & Shanghai Bank	EUR	2,191	2,451,006	2,465,286	(14,280)
Expiring 11/09/16	Deutsche Bank AG	EUR	13,408	14,742,096	15,090,143	(348,047)
Expiring 11/14/16	Deutsche Bank AG	EUR	1,105	1,238,329	1,243,903	(5,574)
Expiring 11/15/16	Barclays Capital Group	EUR	8,974	10,046,842	10,102,509	(55,667)
Expiring 11/15/16	JPMorgan Chase	EUR	11,148	12,484,088	12,549,896	(65,808)
Expiring 01/13/17	Deutsche Bank AG	EUR	3,000	3,306,450	3,387,029	(80,579)
Expiring 01/27/17	Goldman Sachs & Co.	EUR	1,087	1,192,863	1,228,014	(35,151)
Expiring 01/31/17	Hong Kong & Shanghai Bank	EUR	5,863	6,470,171	6,624,854	(154,683)
Expiring 02/03/17	Deutsche Bank AG	EUR	3,720	4,104,351	4,203,923	(99,572)
Expiring 02/09/17	Goldman Sachs & Co.	EUR	4,160	4,695,808	4,702,443	(6,635)
Japanese Yen,
Expiring 10/06/16	JPMorgan Chase	JPY	305,450	2,755,923	3,012,948	(257,025)
Expiring 10/07/16	Deutsche Bank AG	JPY	1,198,698	10,063,367	11,824,421	(1,761,054)
Expiring 10/07/16	JPMorgan Chase	JPY	305,450	2,563,661	3,013,077	(449,416)
Expiring 10/11/16	Hong Kong & Shanghai Bank	JPY	607,600	5,112,972	5,994,623	(881,651)
Expiring 10/13/16	Barclays Capital Group	JPY	307,600	2,589,117	3,035,062	(445,945)
Expiring 10/13/16	Deutsche Bank AG	JPY	303,400	2,554,517	2,993,620	(439,103)
Expiring 11/09/16	JPMorgan Chase	JPY	505,988	4,199,944	4,998,162	(798,218)
Expiring 12/09/16	Hong Kong & Shanghai Bank	JPY	258,800	2,420,954	2,560,045	(139,091)
Expiring 12/12/16	Citigroup Global Markets	JPY	339,920	3,202,155	3,363,098	(160,943)
Expiring 12/13/16	Deutsche Bank AG	JPY	81,300	768,446	804,415	(35,969)
Expiring 12/13/16	Hong Kong & Shanghai Bank	JPY	245,410	2,317,375	2,428,184	(110,809)
Expiring 12/13/16	JPMorgan Chase	JPY	227,370	2,146,144	2,249,689	(103,545)
Expiring 12/16/16	Hong Kong & Shanghai Bank	JPY	322,540	3,064,222	3,191,924	(127,702)
Expiring 01/10/17	Goldman Sachs & Co.	JPY	99,910	852,795	990,062	(137,267)
Expiring 01/10/17	JPMorgan Chase	JPY	305,450	3,030,258	3,026,868	3,390

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/10/17	JPMorgan Chase	JPY	305,450	$2,597,563	$3,026,869	$(429,306)
Expiring 01/11/17	Barclays Capital Group	JPY	230,430	2,307,323	2,283,560	23,763
Expiring 01/13/17	Barclays Capital Group	JPY	347,950	3,419,809	3,448,499	(28,690)
Expiring 01/25/17	JPMorgan Chase	JPY	206,000	1,954,292	2,042,773	(88,481)
Expiring 01/27/17	JPMorgan Chase	JPY	71,800	612,947	712,061	(99,114)
Expiring 02/08/17	JPMorgan Chase	JPY	319,300	2,758,972	3,168,339	(409,367)
Expiring 02/08/17	Standard Chartered PLC	JPY	319,400	2,765,799	3,169,332	(403,533)
Expiring 02/09/17	Barclays Capital Group	JPY	319,440	2,769,911	3,169,875	(399,964)
Expiring 02/09/17	JPMorgan Chase	JPY	320,140	2,769,281	3,176,821	(407,540)
Expiring 03/09/17	Barclays Capital Group	JPY	215,933	2,146,764	2,145,521	1,243
Expiring 03/21/17	Barclays Capital Group	JPY	140,390	1,380,161	1,395,691	(15,530)
Expiring 05/18/17	Bank of America	JPY	327,434	3,053,854	3,264,553	(210,699)
Expiring 05/18/17	Citigroup Global Markets	JPY	327,457	3,052,573	3,264,781	(212,208)
Expiring 05/19/17	Bank of America	JPY	326,957	3,037,220	3,259,955	(222,735)
Expiring 05/19/17	Hong Kong & Shanghai Bank	JPY	328,108	3,047,916	3,271,436	(223,520)
Expiring 05/22/17	Bank of America	JPY	327,845	3,034,046	3,269,303	(235,257)
Expiring 06/05/17	JPMorgan Chase	JPY	1,091,053	10,145,462	10,887,725	(742,263)
Expiring 06/08/17	Citigroup Global Markets	JPY	172,800	1,636,922	1,724,648	(87,726)
Expiring 06/16/17	JPMorgan Chase	JPY	95,900	919,432	957,523	(38,091)
Expiring 06/20/17	Citigroup Global Markets	JPY	219,010	2,133,820	2,187,166	(53,346)
Expiring 07/14/17	JPMorgan Chase	JPY	226,190	2,210,614	2,261,593	(50,979)
Expiring 07/25/17	Citigroup Global Markets	JPY	133,855	1,282,013	1,339,108	(57,095)
South Korean Won,
Expiring 11/02/16	Hong Kong & Shanghai Bank	KRW	26,840,000	23,314,802	24,364,118	(1,049,316)
Expiring 11/02/16	Hong Kong & Shanghai Bank	KRW	748,000	647,815	679,000	(31,185)
Expiring 11/14/16	Citigroup Global Markets	KRW	2,497,000	2,135,922	2,266,497	(130,575)
Expiring 11/16/16	Citigroup Global Markets	KRW	2,195,000	1,875,908	1,992,351	(116,443)
Expiring 12/02/16	Hong Kong & Shanghai Bank	KRW	1,495,000	1,261,603	1,356,864	(95,261)
Expiring 12/02/16	Hong Kong & Shanghai Bank	KRW	525,000	443,038	476,491	(33,453)
Expiring 12/07/16	Goldman Sachs & Co.	KRW	2,198,000	1,974,577	1,994,894	(20,317)
Expiring 12/15/16	Citigroup Global Markets	KRW	1,868,000	1,589,517	1,695,367	(105,850)
Expiring 03/20/17	Citigroup Global Markets	KRW	2,490,000	2,273,038	2,260,389	12,649
Expiring 03/20/17	Hong Kong & Shanghai Bank	KRW	5,092,000	4,664,285	4,622,451	41,834

				$310,711,818	$324,528,322	(13,816,504)

						$(12,506,081)

Cross currency exchange contracts outstanding at September 30, 2016:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/17/16	Buy	MYR	12,170	EUR	2,753	$(155,381)	Hong Kong & Shanghai Bank
11/08/16	Buy	MYR	8,872	EUR	1,962	(67,095)	JPMorgan Chase
01/19/17	Buy	MYR	34,112	EUR	7,688	(477,780)	JPMorgan Chase

						$(700,256)

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
16,160	01/22/25	1.914%	3 month LIBOR(1)	$—	$(729,014)	$(729,014)
20,200	01/23/25	1.970%	3 month LIBOR(1)	—	(1,002,743)	(1,002,743)
11,920	01/27/25	1.973%	3 month LIBOR(1)	—	(592,672)	(592,672)
2,980	01/29/25	1.937%	3 month LIBOR(1)	—	(139,128)	(139,128)
2,520	01/30/25	1.942%	3 month LIBOR(1)	—	(118,578)	(118,578)
3,980	02/03/25	1.817%	3 month LIBOR(1)	—	(145,635)	(145,635)
1,350	03/27/25	1.978%	3 month LIBOR(1)	—	(65,097)	(65,097)
1,350	03/27/25	1.985%	3 month LIBOR(1)	—	(65,904)	(65,904)
14,690	07/02/25	2.449%	3 month LIBOR(1)	—	(1,357,292)	(1,357,292)
8,150	03/31/44	3.489%	3 month LIBOR(1)	—	(3,133,538)	(3,133,538)

				$—	$(7,349,601)	$(7,349,601)

Cash of $1,824,096 and $2,743,989 has been segregated with Deutsche Bank and JPMorgan Chase, respectively, to cover requirements for open centrally cleared interest rate swap contracts as of September 30, 2016.

(1)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$142,248,695	$—
Sovereign Issues	—	68,778,275	5,292,555
Foreign Treasury Bills	—	29,590,751	—
Short Term - U.S. Government Agency Obligation	—	34,020,000	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(12,506,081)	—
OTC Cross Currency Exchange Contracts	—	(700,256)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,349,601)	—

Total	$—	$254,081,783	$5,292,555

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Sovereign Issues
Balance as of 12/31/2015	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	5,292,555
Sales/Paydown	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/16	$5,292,555

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Sovereign Issues	$5,292,555	Pricing at cost	Unadjusted purchase price

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Foreign Bonds	41.7%
Sovereign Issues	21.7
U.S. Government Agency Obligation	9.9
Foreign Treasury Bills	8.7

82.0
Other assets in excess of liabilities	18.0

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Foreign exchange contracts	$(13,206,337)
Interest rate contracts	(7,349,601)

Total	$(20,555,938)

AST VALUE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Aerospace & Defense — 4.5%
Lockheed Martin Corp.	37,924	$9,091,141
Rockwell Collins, Inc.(a)	91,950	7,755,063

		16,846,204

Air Freight & Logistics — 2.4%
United Parcel Service, Inc. (Class B Stock)(a)	81,647	8,928,916

Biotechnology — 4.7%
AbbVie, Inc.	182,080	11,483,786
Gilead Sciences, Inc.	75,563	5,978,544

		17,462,330

Capital Markets — 16.1%
Affiliated Managers Group, Inc.*	40,394	5,845,012
Ameriprise Financial, Inc.	58,485	5,835,048
CBOE Holdings, Inc.	147,749	9,581,523
Eaton Vance Corp.(a)	233,973	9,136,646
Federated Investors, Inc. (Class B Stock)	246,719	7,310,284
Moody’s Corp.	90,129	9,759,168
S&P Global, Inc.(a)	101,965	12,904,690

		60,372,371

Chemicals — 6.5%
Celanese Corp. (Class A Stock)	57,453	3,824,072
LyondellBasell Industries NV (Class A Stock)	136,951	11,046,468
NewMarket Corp.	21,849	9,380,213

		24,250,753

Communications Equipment — 2.2%
Harris Corp.	90,434	8,284,659

Consumer Finance — 7.7%
American Express Co.	150,216	9,619,833
Discover Financial Services	169,335	9,575,894
Synchrony Financial	335,938	9,406,264

		28,601,991

Food & Staples Retailing — 0.9%
Kroger Co. (The)	115,269	3,421,184

Food Products — 1.7%
Campbell Soup Co.	117,442	6,424,077

Hotels, Restaurants & Leisure — 1.1%
Yum! Brands, Inc.	46,430	4,216,308

Independent Power & Renewable Electricity Producers — 3.8%
AES Corp.	1,118,885	14,377,672

IT Services — 7.6%
Accenture PLC (Class A Stock)	68,362	8,351,785
Alliance Data Systems Corp.*(a)	23,670	5,077,925
MasterCard, Inc. (Class A Stock)	73,684	7,498,821
Western Union Co. (The)(a)	366,540	7,631,363

		28,559,894

Media — 1.9%
Omnicom Group, Inc.(a)	84,664	7,196,440

Oil, Gas & Consumable Fuels — 7.5%
Devon Energy Corp.	228,511	10,079,620
Marathon Petroleum Corp.	234,508	9,518,680
Tesoro Corp.	46,028	3,661,988

Shares		Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	90,111	$4,775,883

		28,036,171

Pharmaceuticals — 2.3%
Mylan NV*	223,100	8,504,572

Real Estate Management & Development — 2.9%
CBRE Group, Inc. (Class A Stock)*	385,854	10,796,195

Specialty Retail — 4.6%
Ross Stores, Inc.	105,386	6,776,320
TJX Cos., Inc. (The)	140,825	10,530,893

		17,307,213

Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc.	94,681	10,703,687
Hewlett Packard Enterprise Co.	419,297	9,539,007
HP, Inc.	408,771	6,348,214
Western Digital Corp.(a)	184,811	10,805,899

		37,396,807

Tobacco — 6.3%
Altria Group, Inc.	170,710	10,793,993
Philip Morris International, Inc.	131,098	12,745,348

		23,539,341

Trading Companies & Distributors — 1.6%
United Rentals, Inc.*	74,648	5,859,121

TOTAL LONG-TERM INVESTMENTS
(cost $318,237,017)		360,382,219

SHORT-TERM INVESTMENTS — 16.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $13,731,950)(w)	13,731,950	13,731,950
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $47,494,895)(b)(w)	47,494,895	47,494,895

TOTAL SHORT-TERM INVESTMENTS
(cost $61,226,845)		61,226,845

TOTAL INVESTMENTS — 112.7%
(cost $379,463,862)		421,609,064
Liabilities in excess of other assets — (12.7)%		(47,431,913)

NET ASSETS — 100.0%		$374,177,151

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,443,110; cash collateral of $47,471,247 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

AST VALUE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,846,204	$—	$—
Air Freight & Logistics	8,928,916	—	—
Biotechnology	17,462,330	—	—
Capital Markets	60,372,371	—	—
Chemicals	24,250,753	—	—
Communications Equipment	8,284,659	—	—
Consumer Finance	28,601,991	—	—
Food & Staples Retailing	3,421,184	—	—
Food Products	6,424,077	—	—
Hotels, Restaurants & Leisure	4,216,308	—	—
Independent Power & Renewable Electricity Producers	14,377,672	—	—
IT Services	28,559,894	—	—
Media	7,196,440	—	—
Oil, Gas & Consumable Fuels	28,036,171	—	—
Pharmaceuticals	8,504,572	—	—
Real Estate Management & Development	10,796,195	—	—
Specialty Retail	17,307,213	—	—
Technology Hardware, Storage & Peripherals	37,396,807	—	—
Tobacco	23,539,341	—	—
Trading Companies & Distributors	5,859,121	—	—
Affiliated Mutual Funds	61,226,845	—	—

Total	$421,609,064	$—	$—

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Aerospace & Defense — 3.5%
TransDigm Group, Inc.*(a)	44,510	$12,868,731

Auto Components — 4.3%
Dana, Inc.	603,000	9,400,770
Delphi Automotive PLC (United Kingdom)	90,400	6,447,328

		15,848,098

Banks — 11.1%
CIT Group, Inc.	304,900	11,067,870
Cullen/Frost Bankers, Inc.(a)	127,500	9,172,350
Fifth Third Bancorp(a)	430,800	8,814,168
M&T Bank Corp.(a)	78,600	9,125,460
TCF Financial Corp.	222,460	3,227,895

		41,407,743

Chemicals — 4.7%
Ashland Global Holdings, Inc.	93,800	10,876,110
Eastman Chemical Co.	99,000	6,700,320

		17,576,430

Commercial Services & Supplies — 3.1%
Republic Services, Inc.	174,000	8,778,300
Steelcase, Inc. (Class A Stock)	191,650	2,662,019

		11,440,319

Consumer Finance — 1.1%
Ally Financial, Inc.	212,800	4,143,216

Containers & Packaging — 5.2%
Owens-Illinois, Inc.*	414,500	7,622,655
Packaging Corp. of America	143,600	11,668,936

		19,291,591

Electric Utilities — 6.0%
Great Plains Energy, Inc.	390,400	10,654,016
Pinnacle West Capital Corp.	155,200	11,793,648

		22,447,664

Electronic Equipment, Instruments & Components — 2.0%
Keysight Technologies, Inc.*	232,800	7,377,432

Energy Equipment & Services — 3.6%
FMC Technologies, Inc.*	145,700	4,322,919
SEACOR Holdings, Inc.*(a)	54,700	3,254,103
Weatherford International PLC*(a)	1,052,200	5,913,364

		13,490,386

Equity Real Estate Investment Trusts (REITs) — 7.3%
AvalonBay Communities, Inc.	37,400	6,651,216
CBL & Associates Properties, Inc.(a)	320,900	3,895,726
EPR Properties(a)	97,400	7,669,276
Lamar Advertising Co. (Class A Stock)(a)	136,730	8,929,836

		27,146,054

Gas Utilities — 2.1%
UGI Corp.	174,250	7,883,070

Health Care Equipment & Supplies — 3.4%
Zimmer Biomet Holdings, Inc.(a)	96,600	12,559,932

Health Care Providers & Services — 6.5%
MEDNAX, Inc.*(a)	171,600	11,368,500
Universal Health Services, Inc. (Class B Stock)	105,000	12,938,100

		24,306,600

Hotels, Restaurants & Leisure — 4.8%
Royal Caribbean Cruises Ltd.(a)	87,300	6,543,135

Shares		Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Wyndham Worldwide Corp.(a)	169,500	$11,412,435

		17,955,570

Household Durables — 2.0%
D.R. Horton, Inc.	249,100	7,522,820

Insurance — 7.7%
Allstate Corp. (The)	167,000	11,553,059
Endurance Specialty Holdings Ltd.	117,500	7,690,375
FNF Group(a)	250,100	9,231,191

		28,474,625

IT Services — 2.9%
Computer Sciences Corp.(a)	71,383	3,726,906
Convergys Corp.	129,879	3,950,919
CSRA, Inc.(a)	114,283	3,074,213

		10,752,038

Leisure Products — 1.9%

Brunswick Corp.	141,362	6,895,638

Machinery — 2.1%

Dover Corp.	108,300	7,975,212

Mortgage Real Estate Investment Trusts (REITs) — 1.0%

MFA Financial, Inc.	488,900	3,656,972

Oil, Gas & Consumable Fuels — 6.2%
EQT Corp.	171,600	12,461,592
Murphy Oil Corp.(a)	345,185	10,493,624

		22,955,216

Road & Rail — 1.2%

Werner Enterprises, Inc.(a)	193,999	4,514,357

Semiconductors & Semiconductor Equipment — 2.9%
Marvell Technology Group Ltd. (Bermuda)	806,200	10,698,274

TOTAL LONG-TERM INVESTMENTS
(cost $339,145,318)		359,187,988

SHORT-TERM INVESTMENTS —31.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $11,983,049)(w)	11,983,049	11,983,049
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $106,828,839)(b)(w)	106,828,839	106,828,839

TOTAL SHORT-TERM INVESTMENTS
(cost $118,811,888)		118,811,888

TOTAL INVESTMENTS — 128.5%
(cost $457,957,206)		477,999,876
Liabilities in excess of other assets — (28.5)%		(106,126,236)

NET ASSETS — 100.0%		$371,873,640

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $104,287,836; cash collateral of $106,793,341 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,868,731	$—	$—
Auto Components	15,848,098	—	—
Banks	41,407,743	—	—
Chemicals	17,576,430	—	—
Commercial Services & Supplies	11,440,319	—	—
Consumer Finance	4,143,216	—	—
Containers & Packaging	19,291,591	—	—
Electric Utilities	22,447,664	—	—
Electronic Equipment, Instruments & Components	7,377,432	—	—
Energy Equipment & Services	13,490,386	—	—
Equity Real Estate Investment Trusts (REITs)	27,146,054	—	—
Gas Utilities	7,883,070	—	—
Health Care Equipment & Supplies	12,559,932	—	—
Health Care Providers & Services	24,306,600	—	—
Hotels, Restaurants & Leisure	17,955,570	—	—
Household Durables	7,522,820	—	—
Insurance	28,474,625	—	—
IT Services	10,752,038	—	—
Leisure Products	6,895,638	—	—
Machinery	7,975,212	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,656,972	—	—
Oil, Gas & Consumable Fuels	22,955,216	—	—
Road & Rail	4,514,357	—	—
Semiconductors & Semiconductor Equipment	10,698,274	—	—
Affiliated Mutual Funds	118,811,888	—	—

Total	$477,999,876	$—	$—

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.1%
ASSET-BACKED SECURITIES — 1.2%
Non-Residential Mortgage-Backed Securities
AmeriCredit Automobile Receivables Trust,
Series 2016-2, Class A2B
1.217%(c)	10/08/19	6,525	$6,538,833
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 144A
1.590%	02/22/21	395	395,763
First Investors Auto Owner Trust,
Series 2016-2A, Class A1, 144A
1.530%	11/16/20	2,115	2,115,888
Ford Credit Floorplan Master Owner Trust,
Series 2016-4, Class A
1.054%(c)	07/15/20	4,120	4,120,799
Kubota Credit Owner Trust,
Series 2016-1A, Class A2, 144A
1.250%	04/15/19	1,880	1,882,191
Westlake Automobile Receivables Trust,
Series 2016-1A, Class A2A, 144A
1.820%	01/15/19	1,441	1,444,554
Series 2016-1A, Class A2B, 144A
1.574%(c)	01/15/19	1,441	1,444,715
Series 2016-2A, Class B, 144A
2.300%	11/15/19	930	940,001
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	1,180	1,183,659

TOTAL ASSET-BACKED SECURITIES
(cost $20,040,783)			20,066,403

CORPORATE BONDS — 39.5%
Belgium — 0.7%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23	4,025	4,248,424
3.650%	02/01/26	4,475	4,806,150
4.700%	02/01/36	605	695,613
4.900%	02/01/46	965	1,148,139

			10,898,326

Canada — 0.5%
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19	4,525	4,934,074
Emera US Finance LP,
Gtd. Notes, 144A
2.150%	06/15/19	1,105	1,117,086
3.550%	06/15/26	1,550	1,606,420
Fortis, Inc.,
Sr. Unsec’d. Notes, 144A
2.100%	10/04/21	1,260	1,255,387

			8,912,967

Denmark — 0.5%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21	3,095	3,092,951
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21	2,200	2,278,599
Sub. Notes, EMTN, RegS

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Denmark (cont’d.)
2.750%(c)	05/19/26	EUR	2,350	$2,820,407

				8,191,957

France — 2.0%
Air Liquide Finance SA,
Gtd. Notes, 144A
2.250%	09/27/23		1,610	1,614,704
3.500%	09/27/46		861	879,865
AXA SA,
Sub. Notes, EMTN, RegS
3.375%(c)	07/06/47	EUR	2,300	2,659,369
BPCE SA,
Sub. Notes, RegS
4.625%	07/18/23	EUR	800	1,065,046
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN, RegS
2.375%	05/20/24	EUR	3,000	3,859,488
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
1.150%	01/20/17		7,850	7,845,369
Sr. Unsec’d. Notes, EMTN, RegS
2.250%	04/27/21	EUR	2,300	2,842,121
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN, RegS
3.000%	05/09/19	GBP	2,275	3,084,543
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21		4,475	4,592,970
TOTAL SA,
Jr. Sub. Notes, EMTN, RegS
2.625%(c)	12/29/49	EUR	2,250	2,441,563
3.875%(c)	12/29/49	EUR	100	119,188
Valeo SA,
Sr. Unsec’d. Notes, EMTN, RegS
1.625%	03/18/26	EUR	1,300	1,573,853

				32,578,079

Germany — 1.1%
BMW Finance NV,
Gtd. Notes, EMTN, RegS
1.750%	11/20/17	GBP	1,760	2,307,080
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		4,700	4,686,596
2.000%	04/11/21		2,930	2,962,757
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,732,886
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN, RegS
3.250%	01/17/28	EUR	1,650	2,329,966
Talanx AG,
Sr. Unsec’d. Notes, RegS
2.500%	07/23/26	EUR	1,000	1,333,867

				18,353,152

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Sr. Unsec’d. Notes, RegS
3.625%	10/31/24	1,000	$1,071,007

Ireland — 0.2%
AIB Mortgage Bank,
Covered Bonds, EMTN, RegS
2.250%	03/26/21	EUR 1,500	1,861,969
Bank of Ireland Mortgage Bank,
Covered Bonds, RegS
1.750%	03/19/19	EUR 1,275	1,499,548

			3,361,517

Israel — 0.1%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	1,750	1,743,401

Italy — 0.5%
FCA Capital Ireland PLC,
Gtd. Notes, EMTN, RegS
2.625%	04/17/19	EUR 5,825	6,900,916
Snam SpA,
Sr. Unsec’d. Notes, EMTN, RegS
1.375%	11/19/23	EUR 700	845,521

			7,746,437

Japan — 0.2%
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, MTN, 144A
1.900%	09/14/21	3,975	3,964,244

Mexico — 0.3%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23	780	735,930
4.875%	01/18/24	565	572,063
Gtd. Notes, EMTN, RegS
6.875%	08/04/26	2,480	2,796,200

			4,104,193

Netherlands — 1.0%
ABN AMRO Bank NV,
Sub. Notes, EMTN, RegS
2.875%(c)	06/30/25	EUR 1,750	2,059,841
Achmea Bank NV,
Sr. Unsec’d. Notes, EMTN, RegS
2.750%	02/18/21	EUR 2,375	2,939,404
Achmea BV,
Jr. Sub. Notes, EMTN, RegS
4.250%(c)	12/29/49	EUR 1,000	1,054,999
Sr. Unsec’d. Notes, EMTN, RegS
2.500%	11/19/20	EUR 1,265	1,556,920
Cooperatieve Rabobank UA,
Gtd. Notes
4.625%	12/01/23	1,009	1,089,624
ING Bank NV,
Sub. Notes, EMTN, RegS
4.125%(c)	11/21/23	3,800	3,890,820
NN Group NV,
Sub. Notes, RegS
4.625%(c)	04/08/44	EUR 1,225	1,458,178

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Shell International Finance BV,
Gtd. Notes
3.250%	05/11/25	2,285	$2,407,186

			16,456,972

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes, EMTN, RegS
1.477%	09/14/21	EUR 1,000	1,189,373

Sweden — 0.4%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21	3,900	3,959,401
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.422%(c)	09/13/19	2,230	2,230,544

			6,189,945

Switzerland — 0.4%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,550	1,617,668
Demeter Investments BV for Swiss Re Ltd.,
Sub. Notes, RegS
5.750%(c)	08/15/50	1,475	1,548,794
Glencore Finance Europe SA,
Gtd. Notes, EMTN, RegS
1.250%	03/17/21	EUR 1,675	1,865,476
LafargeHolcim Finance US LLC,
Gtd. Notes, 144A
3.500%	09/22/26	860	880,760
UBS Group Funding Jersey Ltd.,
Gtd. Notes, 144A
4.125%	09/24/25	1,365	1,430,505

			7,343,203

United Kingdom — 3.7%
Barclays Bank PLC,
Sub. Notes, EMTN, RegS
6.625%	03/30/22	EUR 550	756,653
Barclays PLC,
Sr. Unsec’d. Notes, EMTN, RegS
3.250%	02/12/27	GBP 1,250	1,630,223
BAT International Finance PLC,
Gtd. Notes, 144A
2.125%	06/07/17	8,100	8,147,255
2.750%	06/15/20	5,025	5,203,393
Gtd. Notes, RegS, 144A
3.500%	06/15/22	2,100	2,254,722
3.950%	06/15/25	875	966,690
Gtd. Notes, EMTN, RegS
4.000%	11/23/55	GBP 1,675	2,944,391
Gtd. Notes, MTN, RegS
2.750%	03/25/25	EUR 775	1,027,495
BP Capital Markets PLC,
Gtd. Notes
2.500%	11/06/22	3,800	3,838,160
2.750%	05/10/23	2,050	2,084,251
3.119%	05/04/26	870	889,057

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
3.561%	11/01/21			1,425	$1,529,899
British Telecommunications PLC,
Sr. Unsec’d. Notes, EMTN, RegS
1.125%	06/10/19		EUR	3,850	4,456,432
HSBC Holdings PLC,
Sr. Unsec’d. Notes
2.950%	05/25/21			3,200	3,245,645
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.500%	02/11/23			1,400	1,466,553
Gtd. Notes, EMTN, RegS
5.000%	12/02/19		EUR	1,875	2,429,106
Sr. Unsec’d. Notes, RegS
3.500%	02/11/23			1,500	1,571,307
Royal Bank of Scotland PLC (The),
Sr. Unsec’d. Notes, EMTN, RegS
5.375%	09/30/19		EUR	3,675	4,742,054
Santander UK PLC,
Covered Bonds, EMTN, RegS
5.125%	04/14/21		GBP	825	1,272,655
Sr. Unsec’d. Notes
2.350%	09/10/19			3,900	3,940,283
Scottish Widows Ltd.,
Sub. Notes, RegS
5.500%	06/16/23		GBP	350	491,690
Sky PLC,
Gtd. Notes, EMTN, RegS
1.500%	09/15/21		EUR	1,360	1,605,117
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25			225	227,813
Gtd. Notes, EMTN, RegS
4.500%	01/15/25	(g)	EUR	1,000	1,109,729
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, EMTN, RegS
5.125%	01/15/25		GBP	150	199,282
WPP Finance SA,
Gtd. Notes, EMTN, RegS
2.250%	09/22/26		EUR	2,000	2,557,948

					60,587,803

United States — 27.7%
Actavis Funding SCS,
Gtd. Notes
3.450%	03/15/22			825	866,116
Actavis, Inc.,
Gtd. Notes
1.875%	10/01/17			5,470	5,488,871
Aetna, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/26			2,320	2,358,802
4.375%	06/15/46			1,400	1,466,006
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19			3,605	3,702,768
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46			765	793,650
4.000%	01/31/24			4,275	4,773,392

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.375%	01/31/44			3,625	$4,563,984
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
7.625%	10/01/18			5,050	5,666,287
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	(a)		1,340	1,438,514
5.550%	03/15/26	(a)		915	1,033,986
6.375%	09/15/17			4,534	4,726,885
6.600%	03/15/46			1,350	1,642,619
6.950%	06/15/19			835	923,854
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22			2,225	2,316,011
3.500%	08/15/24			2,900	3,053,251
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22			2,700	2,775,892
3.600%	02/17/23			75	79,057
3.950%	01/15/25			925	981,894
4.125%	02/17/26			1,400	1,512,841
4.750%	05/15/46			775	811,003
Bank of America Corp.,
Sr. Unsec’d. Notes
5.750%	12/01/17			2,525	2,645,551
5.875%	01/05/21			1,950	2,236,369
Sr. Unsec’d. Notes, EMTN, RegS
2.375%	06/19/24		EUR	1,275	1,603,926
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21			3,775	3,835,064
3.500%	04/19/26			1,925	2,000,479
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25			875	934,777
Sub. Notes, EMTN
0.247%(c)	09/14/18		EUR	1,125	1,259,380
Sub. Notes, MTN
4.450%	03/03/26			4,400	4,722,111
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27		EUR	1,825	2,095,071
2.750%	03/15/23			545	566,356
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.150%	09/01/43			1,600	1,989,779
Capital One Bank USA NA,
Sr. Unsec’d. Notes
1.200%	02/13/17			8,150	8,144,311
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21			4,100	4,098,446
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 144A
4.464%	07/23/22			2,905	3,134,675
4.908%	07/23/25			3,740	4,125,426
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26			2,100	2,169,922

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20		2,855	$2,929,233
2.875%	11/03/22		1,605	1,686,064
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.400%	02/18/20		3,550	3,594,386
Sub. Notes
4.125%	07/25/28		2,350	2,389,076
4.450%	09/29/27		1,155	1,208,676
4.600%	03/09/26		725	774,277
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		2,975	3,429,732
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22		885	877,605
2.350%	01/15/27		2,075	2,047,382
2.750%	03/01/23		1,855	1,922,134
3.150%	03/01/26		585	617,800
ConocoPhillips Co.,
Gtd. Notes
4.300%	11/15/44		550	563,592
4.950%	03/15/26		500	563,583
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		2,000	2,223,914
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	02/01/25	(a)	800	824,414
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes, 144A
4.250%	09/30/26		3,685	3,689,606
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21		1,975	1,973,400
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		1,800	1,818,270
2.800%	07/20/20		1,450	1,502,278
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		825	832,418
5.850%	12/15/25		725	815,900
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/21		1,165	1,162,220
4.450%	03/15/21		2,625	2,885,862
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.500%	03/15/23		3,700	3,819,754
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21		2,740	2,725,357
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46		1,625	1,584,557

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	965	$966,571
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	485	494,684
3.400%	04/15/26	2,300	2,393,893
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21	2,540	2,554,707
5.000%	10/15/25	700	798,255
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21	4,020	4,087,138
Sub. Notes
3.850%	03/15/26	1,525	1,625,260
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	600	779,526
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.551%	10/05/18	2,300	2,333,734
3.200%	01/15/21	1,700	1,745,256
5.750%	02/01/21	1,750	1,972,068
8.000%	12/15/16	4,000	4,056,428
GE Capital International Funding Co.,
Gtd. Notes, 144A
2.342%	11/15/20	1,306	1,341,378
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	4,875	5,274,833
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	2,950	3,073,950
Sub. Notes, MTN
5.300%	02/11/21	451	516,763
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	145	149,473
General Motors Financial Co., Inc.,
Gtd. Notes
3.000%	09/25/17	1,875	1,898,946
3.200%	07/06/21	4,940	5,000,668
3.700%	11/24/20	5,400	5,619,413
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	1,425	1,552,153
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	11/15/21	2,975	2,968,098
2.550%	10/23/19	1,500	1,532,951
2.625%	04/25/21	505	512,795
2.750%	09/15/20	2,480	2,540,328
3.500%	01/23/25	6,175	6,386,086
3.750%	05/22/25	1,230	1,291,584
4.750%	10/21/45	390	437,679
Sr. Unsec’d. Notes, MTN
1.460%(c)	06/04/17	7,325	7,335,695
Sub. Notes

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.250%	10/21/25		2,325	$2,446,818
5.950%	01/15/27		365	430,308
6.750%	10/01/37		1,275	1,623,470
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22		1,300	1,476,769
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27		3,610	3,632,563
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		565	569,399
5.600%	02/15/41		755	752,555
5.800%	04/01/47		870	890,143
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.700%	05/18/23		3,125	3,157,237
3.900%	07/15/25		3,625	3,908,903
Sub. Notes
4.250%	10/01/27		3,700	3,969,878
5.625%	08/16/43		1,900	2,289,871
Kaiser Foundation Hospitals,
Gtd. Notes
4.875%	04/01/42		890	1,104,235
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		210	252,448
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		1,350	1,488,424
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		2,900	3,005,345
3.000%	06/01/26		1,425	1,436,369
3.500%	07/15/22		700	743,877
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20		1,000	1,034,292
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		900	892,728
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21		4,300	4,282,426
Molson Coors Brewing Co.,
Gtd. Notes
1.250%	07/15/24	EUR	1,225	1,416,189
2.100%	07/15/21		1,785	1,801,427
3.000%	07/15/26		1,100	1,107,619
4.200%	07/15/46		1,100	1,146,135
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.750%	01/30/25	EUR	3,300	3,925,198
2.500%	04/21/21		3,340	3,381,760
5.500%	07/24/20		2,650	2,969,677
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		1,695	1,705,134
Sub. Notes, MTN
3.950%	04/23/27		6,175	6,413,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	3,475	$3,975,553
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.300%	06/01/42	790	1,005,715
7.000%	09/01/22	450	570,156
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	1,775	2,366,978
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	3,000	3,104,400
3.375%	02/01/22	1,625	1,689,873
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.250%	11/10/24	5,675	6,049,862
5.650%	05/16/18	7,175	7,673,139
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	2,922	3,109,405
4.450%	01/15/26	725	786,272
PNC Bank NA,
Sr. Unsec’d. Notes
1.125%	01/27/17	8,150	8,155,029
3.300%	10/30/24	3,200	3,395,965
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20	2,000	2,063,280
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	1,375	1,459,975
Sub. Notes
3.900%	04/29/24	2,000	2,143,840
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	900	936,302
Republic Services, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/23	1,850	2,095,815
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	8,350	9,316,312
4.850%	09/15/23	1,278	1,462,864
Southern Co. (The),
Sr. Unsec’d. Notes
2.150%	09/01/19	6,050	6,124,445
3.250%	07/01/26	1,550	1,605,405
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26	800	815,770
4.400%	04/01/21	3,805	4,081,768
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	675	800,301
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
5.000%	02/01/20	7,021	7,610,743
8.250%	04/01/19	3,725	4,289,207

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23	1,850	$2,403,666
8.375%	07/15/33	575	782,995
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	1,200	1,325,374
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21	4,415	4,451,958
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,800	1,919,111
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	3,850	4,000,304
3.350%	07/15/22	975	1,046,966
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	1,925	1,986,685
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.100%	11/01/17	7,950	7,938,083
1.350%	06/09/17	8,150	8,160,008
2.606%(c)	09/14/18	7,625	7,825,263
3.500%	11/01/21	3,350	3,596,356
4.125%	08/15/46	2,475	2,475,683
4.272%	01/15/36	1,525	1,588,905
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	3,075	3,223,621
3.150%	12/14/25	1,005	1,061,613
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18	6,838	6,966,356
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	2,125	2,221,044
3.550%	09/29/25	4,450	4,699,961
4.600%	04/01/21	1,350	1,490,454
Sub. Notes, GMTN
4.300%	07/22/27	2,210	2,381,801
4.900%	11/17/45	650	715,657
Sub. Notes, MTN
4.100%	06/03/26	540	572,910
4.400%	06/14/46	775	788,988
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.425%(c)	05/24/19	3,900	3,920,342
1.750%	05/24/19	3,900	3,917,546
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	2,300	2,276,749
3.600%	03/15/22	1,525	1,551,489

			451,472,246

TOTAL CORPORATE BONDS
(cost $632,877,082)			644,164,822

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS — 42.2%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, RegS
3.250%	04/21/25	AUD	6,155	$5,217,889
3.250%	04/21/29	AUD	2,080	1,790,414
4.500%	04/15/20	AUD	23,850	20,112,680
5.500%	01/21/18	AUD	520	418,038
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.650%	04/20/22	EUR	4,410	6,088,028
4.150%	03/15/37	EUR	1,285	2,456,803
Belgium Government Bond (Belgium),
Bonds, 144A
5.000%	03/28/35	EUR	1,920	3,815,024
Sr. Unsec’d. Notes, RegS
3.750%	06/22/45	EUR	760	1,454,480
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	3,985	4,792,247
Unsec’d. Notes, RegS
1.250%	06/22/18	EUR	350	406,080
3.000%	09/28/19	EUR	2,030	2,527,194
Bundesobligation (Germany),
Bonds, RegS
0.500%	10/13/17	EUR	8,070	9,176,261
1.000%	10/12/18	EUR	15,040	17,479,812
Bundesrepublik Deutschland (Germany),
Bonds, RegS
1.000%	08/15/25	EUR	13,970	17,482,674
2.250%	09/04/21	EUR	2,730	3,505,829
2.500%	07/04/44	EUR	2,290	3,979,083
2.500%	08/15/46	EUR	380	671,407
4.000%	01/04/37	EUR	1,035	2,023,776
4.750%	07/04/34	EUR	3,280	6,669,503
Canadian Government Bond (Canada),
Bonds
0.750%	03/01/21	CAD	6,015	4,620,448
0.750%	09/01/21	CAD	32,470	24,927,615
1.750%	09/01/19	CAD	4,205	3,320,282
2.250%	06/01/25	CAD	835	708,676
5.750%	06/01/33	CAD	880	1,089,867
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		975	1,038,375
4.375%	07/12/21		835	904,305
Czech Republic Government Bond (Czech Republic),
Bonds, RegS
3.850%	09/29/21	CZK	30,900	1,544,385
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK	960	162,121
1.750%	11/15/25	DKK	13,015	2,277,104
4.500%	11/15/39	DKK	3,730	1,057,705
FADE - Fondo de Amortizacion del Deficit Electrico (Spain),
Gov’t. Gtd. Notes, EMTN, RegS
1.875%	09/17/17	EUR	400	457,854
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.500%	04/15/23	EUR	2,625	3,307,879
France Government Bond OAT (France),
Bonds, RegS
0.121%(s)	05/25/20	EUR	17,200	19,706,993

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
0.133%(s)	02/25/18	EUR	3,390	$3,841,787
0.500%	05/25/25	EUR	16,860	19,801,309
1.000%	11/25/18	EUR	4,315	5,018,873
2.500%	05/25/30	EUR	645	926,657
3.250%	05/25/45	EUR	6,230	10,962,180
4.750%	04/25/35	EUR	3,355	6,482,286
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN, RegS
4.750%	01/08/26		1,450	1,619,504
Ireland Government Bond (Ireland),
Bonds
4.500%	10/18/18	EUR	1,000	1,237,039
Unsec’d. Notes, RegS
0.800%	03/15/22	EUR	3,415	4,052,609
1.000%	05/15/26	EUR	60	71,678
Israel Government Bond - Fixed (Israel),
Bonds
4.250%	03/31/23	ILS	3,350	1,061,041
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
0.250%	05/15/18	EUR	4,840	5,468,576
0.450%	06/01/21	EUR	2,950	3,341,063
0.700%	05/01/20	EUR	16,350	18,791,507
1.500%	06/01/25	EUR	9,590	11,198,503
2.500%	12/01/24	EUR	6,715	8,459,237
Bonds, 144A
1.650%	03/01/32	EUR	3,105	3,541,386
3.250%	09/01/46	EUR	295	407,257
4.750%	09/01/44	EUR	1,470	2,543,614
Bonds, RegS
4.000%	02/01/37	EUR	4,325	6,585,715
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	4,758,350	47,489,182
0.300%	09/20/18	JPY	3,250,850	32,435,087
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	793,371
1.900%	03/20/53	JPY	95,900	1,385,138
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	12/20/24	JPY	3,206,650	32,875,396
0.800%	09/20/23	JPY	1,031,850	10,917,127
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	180,650	1,702,480
1.800%	03/20/43	JPY	2,324,000	30,792,857
2.300%	03/20/39	JPY	243,400	3,381,101
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.700%	06/20/33	JPY	2,830,300	34,764,083
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.750%	12/10/44	KRW	1,299,710	1,530,931
4.000%	12/10/31	KRW	2,622,140	3,214,384
4.250%	06/10/21	KRW	8,460,220	8,705,135
5.500%	03/10/28	KRW	1,946,830	2,541,405
5.500%	12/10/29	KRW	450,000	606,986

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.418%	08/15/22	MYR	10,520	$2,536,870
3.502%	05/31/27	MYR	3,500	824,446
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN	64,919	4,229,630
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		6,346	6,780,701
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		1,900	2,313,250
Netherlands Government Bond (Netherlands),
Bonds
0.250%	01/15/20	EUR	2,690	3,111,499
Bonds, 144A
2.000%	07/15/24	EUR	2,030	2,683,954
3.750%	01/15/42	EUR	1,210	2,446,603
4.000%	01/15/37	EUR	225	436,007
Bonds, RegS, 144A
0.250%	07/15/25	EUR	1,855	2,151,882
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes, RegS
5.000%	03/15/19	NZD	4,745	3,708,863
Norway Government Bond (Norway),
Bonds, 144A
4.500%	05/22/19	NOK	17,950	2,465,055
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19		375	429,375
7.350%	07/21/25		750	1,038,750
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	10,725	3,253,765
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		1,500	1,588,200
5.125%	04/21/21		425	480,422
Sr. Unsec’d. Notes, EMTN
4.200%	04/15/20	EUR	1,010	1,302,508
Province of British Columbia Canada (Canada),
Debs.
4.700%	06/18/37	CAD	1,000	1,030,245
Unsec’d. Notes
2.250%	03/01/19	CAD	3,730	2,940,813
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.200%	05/16/24		1,125	1,219,759
Unsec’d. Notes
3.450%	06/02/45	CAD	2,240	1,987,068
3.500%	06/02/24	CAD	5,665	4,908,961
Province of Quebec (Canada),
Unsec’d. Notes
2.625%	02/13/23		735	769,376
3.000%	09/01/23	CAD	1,235	1,031,151
3.500%	12/01/45	CAD	1,795	1,593,944
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.250%	06/02/26		1,575	1,601,035

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	15,750	$838,512
8.000%	01/31/30	ZAR	15,340	1,028,489
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR	23,205	1,610,171
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
6.875%	05/27/19		250	280,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN, RegS
2.875%	10/28/24	EUR	540	670,306
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	2,185	1,850,609
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes, RegS
3.375%	11/15/24	EUR	45	64,629
Slovenia Government Bond (Slovenia),
Bonds, RegS
1.500%	03/25/35	EUR	1,295	1,444,894
Spain Government Bond (Spain),
Bonds
0.250%	04/30/18	EUR	1,740	1,969,017
1.150%	07/30/20	EUR	2,980	3,499,394
1.400%	01/31/20	EUR	5,245	6,179,312
Sr. Unsec’d. Notes, 144A
4.200%	01/31/37	EUR	1,345	2,177,818
4.700%	07/30/41	EUR	2,130	3,760,215
Unsec’d. Notes, 144A
1.600%	04/30/25	EUR	9,835	11,853,485
Sweden Government Bond (Sweden),
Bonds
1.000%	11/12/26	SEK	20,715	2,608,519
5.000%	12/01/20	SEK	7,165	1,030,551
Switzerland Government Bond (Switzerland),
Bonds, RegS
1.500%	04/30/42	CHF	880	1,278,468
2.000%	05/25/22	CHF	3,380	4,044,519
3.250%	06/27/27	CHF	2,585	3,763,483
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	2,919,623
4.675%	06/29/44	THB	22,625	907,479
United Kingdom Gilt (United Kingdom),
Bonds, RegS
1.000%	09/07/17	GBP	4,100	5,356,550
2.000%	07/22/20	GBP	19,370	26,824,307
2.500%	07/22/65	GBP	2,840	5,090,444
4.250%	12/07/27	GBP	715	1,260,026
4.250%	06/07/32	GBP	1,305	2,433,631
4.250%	12/07/40	GBP	3,100	6,292,937
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	6,265	11,849,678
3.750%	07/22/52	GBP	1,210	2,582,040
4.500%	09/07/34	GBP	4,855	9,516,749

TOTAL FOREIGN GOVERNMENT BONDS
(cost $641,606,517)				687,587,302

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 9.7%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30-09/01/30	1,678	$1,741,543
3.000%	06/01/30-09/01/46	10,220	10,649,839
3.500%	01/01/26-06/01/46	10,124	10,700,513
4.000%	06/01/42-05/01/46	9,215	9,884,620
4.500%	12/01/34-07/01/45	3,940	4,320,293
5.000%	05/01/38-02/01/42	3,584	3,968,552
5.500%	08/01/40-06/01/41	610	690,175
6.000%	11/01/37	20	23,166
Federal National Mortgage Assoc.
2.000%	04/01/30-04/01/31	906	918,982
2.500%	05/01/30-08/01/46	8,013	8,254,413
3.000%	06/01/30-10/01/46	20,602	21,543,125
3.500%	11/01/25-10/01/46	21,297	22,496,709
4.000%	04/01/25-06/01/46	12,102	13,003,354
4.500%	04/01/25-01/01/43	5,215	5,717,810
5.000%	07/01/28-10/01/41	1,508	1,678,532
5.500%	05/01/37-09/01/41	2,774	3,135,575
6.000%	02/01/36-05/01/41	1,744	2,000,827
Government National Mortgage Assoc.
3.000%	11/20/43-08/20/46	9,353	9,817,305
3.500%	07/15/42-08/20/46	15,055	16,013,063
4.000%	01/15/41-03/20/46	6,505	6,981,016
4.500%	04/15/40-07/20/45	2,974	3,230,215
5.000%	06/15/38-10/20/42	1,257	1,406,193
5.500%	03/15/37	57	64,895

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $156,598,586)			158,240,715

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds
3.000%	05/15/45(h)(hh)(k)	33,875	38,622,785
4.375%	05/15/40(hh)(k)	13,020	18,192,911
4.500%	02/15/36	14,350	20,195,386
U.S. Treasury Inflation Indexed Bonds, TIPS
0.250%	01/15/25	7,250	7,503,024
U.S. Treasury Notes
1.375%	04/30/20(h)	3,995	4,046,967
2.000%	08/15/25(hh)	1,585	1,640,228

TOTAL U.S. TREASURY OBLIGATIONS
(cost $85,231,954)			90,201,301

TOTAL LONG-TERM INVESTMENTS
(cost $1,536,354,922)			1,600,260,543

		Shares
SHORT-TERM INVESTMENTS —1.6%
UNAFFILIATED FUND — 1.4%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio
(cost $22,855,481)		22,855,481	22,855,481

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

		Shares	Value
UNAFFILIATED FUND (Continued)
AFFILIATED MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $2,510,574)(b)(w)		2,510,574	$2,510,574

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 0.79% and pay a floating rate based on 3month LIBOR, expiring 01/11/17	Deutsche Bank AG	26,965	5,221
Receive a fixed rate of 0.79% and pay a floating rate based on 3 month LIBOR, expiring 01/11/17	Goldman Sachs & Co.	10,385	2,011
Put Options
CDX.NA.IG.27,
expiring 01/18/17,
Strike Price $85.00	BNP Paribas	31,800	91,372
expiring 01/18/17,
Strike Price $85.00	BNP Paribas	8,020	23,044
expiring 01/18/17,
Strike Price $85.00	BNP Paribas	7,880	22,642
Interest Rate Swap Options,
Pay a fixed rate of 1.85%, expiring 09/11/17	JPMorgan Chase	6,175	97,006
iTraxx.E.26.1,
expiring 01/18/17, Strike Price $80.00	Barclays Capital Group	EUR14,400	57,844
expiring 01/18/17, Strike Price $80.00	BNP Paribas	EUR28,800	115,689

TOTAL OPTIONS PURCHASED
(cost $521,033)			414,829

TOTAL SHORT-TERM INVESTMENTS
(cost $25,887,088)			25,780,884

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.7%
(cost $1,562,242,010)			1,626,041,427

OPTIONS WRITTEN*
Put Options
CDX.NA.IG.27,
expiring 01/18/17, Strike Price $105.00	BNP Paribas	31,800	(40,672)
expiring 01/18/17, Strike Price $105.00	BNP Paribas	8,015	(10,251)
expiring 01/18/17, Strike Price $105.00	BNP Paribas	7,885	(10,085)
iTraxx.E.26.1,
expiring 01/18/17, Strike Price $100.00	Barclays Capital Group	EUR14,400	(24,837)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 01/18/17,
Strike Price $100.00	BNP Paribas	EUR	28,800	$(49,674)

TOTAL OPTIONS WRITTEN
(premiums received $141,784)				(135,519)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.7%
(cost $1,562,100,226)				1,625,905,908
Other assets in excess of liabilities(z) — 0.3%				4,846,444

NET ASSETS — 100.0%				$1,630,752,352

See the Glossary for abbreviation used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,448,716; cash collateral of $2,500,000 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swaps agreements.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
324	2 Year U.S. Treasury Notes	Dec. 2016	$70,747,183	$70,783,875	$36,692
534	5 Year Euro-Bobl	Dec. 2016	79,104,072	79,237,084	133,012
269	5 Year U.S. Treasury Notes	Dec. 2016	32,733,233	32,687,703	(45,530)
5	10 Year Australian Treasury Bonds	Dec. 2016	4,025,147	4,028,227	3,080
50	10 Year Japanese Bonds	Dec. 2016	74,848,380	75,114,639	266,259
8	10 Year Mini Japanese Government Bonds	Dec. 2016	1,197,574	1,201,676	4,102
29	30 Year Euro Buxl	Dec. 2016	6,218,535	6,260,708	42,173
112	Euro Schatz. DUA Index	Dec. 2016	14,099,765	14,108,359	8,594
63	Euro-BTP Italian Government Bond	Dec. 2016	10,196,037	10,126,681	(69,356)

					379,026

Short Positions:
488	90 Day Euro Dollar	Jun. 2018	120,582,028	120,639,700	(57,672)
99	3 Year Australian Treasury Bonds	Dec. 2016	23,413,309	23,439,255	(25,946)
228	10 Year Canadian Government Bonds	Dec. 2016	25,569,872	25,532,802	37,070
129	10 Year Euro-Bund.	Dec. 2016	23,987,077	24,012,065	(24,988)
485	10 Year U.K. Gilt	Dec. 2016	81,769,895	81,878,953	(109,058)
18	10 Year U.S. Treasury Notes	Dec. 2016	2,368,766	2,360,250	8,516
138	10 Year U.S. Ultra Treasury Bonds	Dec. 2016	19,893,057	19,893,563	(506)
355	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	64,766,980	65,275,625	(508,645)
160	Euro-OAT	Dec. 2016	28,632,520	28,779,474	(146,954)

					(828,183)

					$(449,157)

U.S. Treasury Obligations with a combined market value of $11,098,980 have been segregated with Goldman Sachs & Co., to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/04/16	Barclays Capital Group	AUD	1,280	$967,748	$979,556	$11,808
Expiring 10/04/16	Barclays Capital Group	AUD	1,160	885,072	887,722	2,650
Expiring 10/04/16	Barclays Capital Group	AUD	595	449,015	455,340	6,325
Expiring 10/04/16	BNP Paribas	AUD	8,732	6,637,682	6,682,404	44,722
Expiring 10/04/16	Citigroup Global Markets	AUD	9,003	6,898,099	6,889,795	(8,304)
Expiring 10/04/16	Commonwealth Bank of Australia	AUD	18,007	13,796,964	13,780,355	(16,609)
Expiring 10/04/16	Commonwealth Bank of Australia	AUD	17,464	13,262,896	13,364,810	101,914
Expiring 10/04/16	Goldman Sachs & Co.	AUD	1,370	1,052,845	1,048,430	(4,415)
Expiring 10/04/16	Morgan Stanley	AUD	9,003	6,892,337	6,889,795	(2,542)
Expiring 10/04/16	Morgan Stanley	AUD	870	650,008	665,792	15,784
Expiring 10/04/16	RBC Dominion Securities	AUD	1,205	912,792	922,159	9,367
Expiring 10/04/16	RBC Dominion Securities	AUD	1,140	861,429	872,417	10,988
Expiring 10/04/16	Standard Chartered PLC	AUD	3,995	3,026,133	3,057,285	31,152
Expiring 10/04/16	State Street Bank	AUD	8,732	6,633,194	6,682,405	49,211
Expiring 10/04/16	UBS AG	AUD	1,030	772,307	788,236	15,929
Expiring 10/04/16	Westpac Banking Corp.	AUD	3,995	3,039,744	3,057,285	17,541
Expiring 11/04/16	Citigroup Global Markets	AUD	4,258	3,260,006	3,256,158	(3,848)
Expiring 11/04/16	Commonwealth Bank of Australia	AUD	8,517	6,520,684	6,513,082	(7,602)
Expiring 11/04/16	Morgan Stanley	AUD	4,258	3,257,230	3,256,159	(1,071)
Expiring 11/04/16	RBC Dominion Securities	AUD	1,075	823,332	822,069	(1,263)
Expiring 11/04/16	Royal Bank of Scotland Group PLC	AUD	2,395	1,834,522	1,831,493	(3,029)
Brazilian Real,
Expiring 10/04/16	Bank of America	BRL	19	5,853	5,835	(18)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/04/16	BNP Paribas	BRL	3,965	$1,221,428	$1,217,755	$(3,673)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	3,965	1,196,259	1,217,756	21,497
Expiring 10/04/16	Standard Chartered PLC	BRL	3,965	1,181,466	1,217,756	36,290
British Pound,
Expiring 10/04/16	Bank of America	GBP	1,840	2,406,757	2,385,107	(21,650)
Expiring 10/04/16	Bank of America	GBP	625	819,538	810,159	(9,379)
Expiring 10/04/16	Bank of Montreal	GBP	67,164	87,192,309	87,061,575	(130,734)
Expiring 10/04/16	Barclays Capital Group	GBP	605	803,386	784,234	(19,152)
Expiring 10/04/16	Barclays Capital Group	GBP	600	800,305	777,752	(22,553)
Expiring 10/04/16	Barclays Capital Group	GBP	455	599,751	589,796	(9,955)
Expiring 10/04/16	Citigroup Global Markets	GBP	4,599	6,087,444	5,961,470	(125,974)
Expiring 10/04/16	Citigroup Global Markets	GBP	1,840	2,404,604	2,385,106	(19,498)
Expiring 10/04/16	Citigroup Global Markets	GBP	590	773,517	764,790	(8,727)
Expiring 10/04/16	Citigroup Global Markets	GBP	430	569,564	557,389	(12,175)
Expiring 10/04/16	Hong Kong & Shanghai Bank	GBP	4,600	6,151,304	5,962,766	(188,538)
Expiring 10/04/16	Hong Kong & Shanghai Bank	GBP	4,599	6,134,560	5,961,470	(173,090)
Expiring 10/04/16	Hong Kong & Shanghai Bank	GBP	306	407,387	396,654	(10,733)
Expiring 10/04/16	JPMorgan Chase	GBP	9,189	12,254,943	11,911,274	(343,669)
Expiring 10/04/16	JPMorgan Chase	GBP	2,330	3,058,428	3,020,271	(38,157)
Expiring 10/04/16	JPMorgan Chase	GBP	2,330	3,077,066	3,020,271	(56,795)
Expiring 10/04/16	JPMorgan Chase	GBP	1,270	1,645,206	1,646,242	1,036
Expiring 10/04/16	Standard Chartered PLC	GBP	1,205	1,599,706	1,561,985	(37,721)
Expiring 10/04/16	UBS AG	GBP	10,375	13,709,940	13,448,631	(261,309)
Expiring 10/04/16	UBS AG	GBP	220	285,602	285,176	(426)
Expiring 11/04/16	Bank of America	GBP	455	592,698	590,172	(2,526)
Expiring 11/04/16	Bank of Montreal	GBP	12,470	16,196,911	16,174,587	(22,324)
Expiring 11/04/16	Barclays Capital Group	GBP	2,350	3,050,817	3,048,138	(2,679)
Expiring 11/04/16	Citigroup Global Markets	GBP	755	981,496	979,295	(2,201)
Expiring 11/04/16	JPMorgan Chase	GBP	2,350	3,059,045	3,048,138	(10,907)
Expiring 11/04/16	JPMorgan Chase	GBP	325	422,457	421,551	(906)
Expiring 11/04/16	Morgan Stanley	GBP	500	651,170	648,540	(2,630)
Expiring 11/04/16	Royal Bank of Scotland Group PLC	GBP	1,580	2,053,953	2,049,387	(4,566)
Expiring 11/04/16	UBS AG	GBP	945	1,230,430	1,225,741	(4,689)
Canadian Dollar,
Expiring 10/04/16	Bank of Montreal	CAD	775	586,059	590,742	4,683
Expiring 10/04/16	Barclays Capital Group	CAD	1,692	1,310,096	1,289,723	(20,373)
Expiring 10/04/16	Citigroup Global Markets	CAD	3,205	2,442,541	2,443,003	462
Expiring 10/04/16	Goldman Sachs & Co.	CAD	51,905	39,247,637	39,564,464	316,827
Expiring 10/04/16	Goldman Sachs & Co.	CAD	2,090	1,613,725	1,593,097	(20,628)
Expiring 10/04/16	Goldman Sachs & Co.	CAD	1,605	1,213,611	1,223,408	9,797
Expiring 10/04/16	Hong Kong & Shanghai Bank	CAD	1,693	1,310,841	1,290,485	(20,356)
Expiring 10/04/16	JPMorgan Chase	CAD	540	411,883	411,614	(269)
Expiring 10/04/16	RBC Dominion Securities	CAD	8,095	6,263,977	6,170,395	(93,582)
Expiring 10/04/16	RBC Dominion Securities	CAD	935	717,041	712,701	(4,340)
Expiring 10/04/16	RBC Dominion Securities	CAD	665	511,115	506,895	(4,220)
Expiring 10/04/16	Royal Bank of Scotland Group PLC	CAD	2,015	1,527,319	1,535,929	8,610
Expiring 10/04/16	State Street Bank	CAD	705	534,192	537,385	3,193
Expiring 11/04/16	Credit Suisse First Boston Corp.	CAD	2,655	2,025,689	2,024,246	(1,443)
Expiring 11/04/16	RBC Dominion Securities	CAD	1,600	1,219,410	1,219,885	475
Chinese Renminbi,
Expiring 10/21/16	Barclays Capital Group	CNH	3,710	550,731	555,086	4,355
Expiring 10/21/16	BNP Paribas	CNH	14,900	2,227,871	2,229,321	1,450
Expiring 10/21/16	Citigroup Global Markets	CNH	9,329	1,366,793	1,395,794	29,001
Expiring 10/21/16	Hong Kong & Shanghai Bank	CNH	2,918	436,460	436,587	127
Expiring 10/21/16	JPMorgan Chase	CNH	9,077	1,375,303	1,358,090	(17,213)
Expiring 10/21/16	JPMorgan Chase	CNH	2,918	437,147	436,588	(559)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/21/16	JPMorgan Chase	CNH	2,625	$398,876	$392,750	$(6,126)
Expiring 10/21/16	Standard Chartered PLC	CNH	9,242	1,343,554	1,382,778	39,224
Expiring 10/21/16	Standard Chartered PLC	CNH	9,155	1,371,330	1,369,760	(1,570)
Expiring 10/21/16	Standard Chartered PLC	CNH	4,621	673,027	691,389	18,362
Czech Koruna,
Expiring 10/04/16	JPMorgan Chase	CZK	37,992	1,581,185	1,579,720	(1,465)
Danish Krone,
Expiring 10/04/16	Barclays Capital Group	DKK	21,814	3,295,101	3,291,911	(3,190)
Euro,
Expiring 10/04/16	Bank of Montreal	EUR	30,278	33,896,222	34,019,461	123,239
Expiring 10/04/16	BNP Paribas	EUR	7,111	8,062,452	7,989,708	(72,744)
Expiring 10/04/16	Citigroup Global Markets	EUR	146,590	164,298,080	164,704,164	406,084
Expiring 10/04/16	Citigroup Global Markets	EUR	7,473	8,403,270	8,396,441	(6,829)
Expiring 10/04/16	Citigroup Global Markets	EUR	6,409	7,253,046	7,200,961	(52,085)
Expiring 10/04/16	Citigroup Global Markets	EUR	5,340	6,000,057	5,999,866	(191)
Expiring 10/04/16	Citigroup Global Markets	EUR	4,271	4,813,853	4,798,769	(15,084)
Expiring 10/04/16	Citigroup Global Markets	EUR	4,271	4,838,390	4,798,769	(39,621)
Expiring 10/04/16	Citigroup Global Markets	EUR	3,257	3,641,212	3,659,468	18,256
Expiring 10/04/16	Citigroup Global Markets	EUR	3,251	3,688,308	3,652,727	(35,581)
Expiring 10/04/16	Citigroup Global Markets	EUR	3,202	3,572,658	3,597,672	25,014
Expiring 10/04/16	Citigroup Global Markets	EUR	2,751	3,071,365	3,090,942	19,577
Expiring 10/04/16	Citigroup Global Markets	EUR	2,167	2,447,161	2,434,777	(12,384)
Expiring 10/04/16	Citigroup Global Markets	EUR	1,370	1,540,216	1,539,292	(924)
Expiring 10/04/16	Citigroup Global Markets	EUR	605	676,377	679,760	3,383
Expiring 10/04/16	Citigroup Global Markets	EUR	520	590,481	584,257	(6,224)
Expiring 10/04/16	Citigroup Global Markets	EUR	400	446,642	449,428	2,786
Expiring 10/04/16	Credit Suisse First Boston Corp.	EUR	1,370	1,537,305	1,539,292	1,987
Expiring 10/04/16	Goldman Sachs & Co.	EUR	4,383	4,953,277	4,924,609	(28,668)
Expiring 10/04/16	Goldman Sachs & Co.	EUR	4,383	4,957,664	4,924,608	(33,056)
Expiring 10/04/16	Goldman Sachs & Co.	EUR	450	509,300	505,607	(3,693)
Expiring 10/04/16	Hong Kong & Shanghai Bank	EUR	5,400	6,060,674	6,067,279	6,605
Expiring 10/04/16	Hong Kong & Shanghai Bank	EUR	2,547	2,843,069	2,861,734	18,665
Expiring 10/04/16	JPMorgan Chase	EUR	10,961	12,312,273	12,315,453	3,180
Expiring 10/04/16	JPMorgan Chase	EUR	2,138	2,391,655	2,402,194	10,539
Expiring 10/04/16	JPMorgan Chase	EUR	450	504,802	505,607	805
Expiring 10/04/16	Morgan Stanley	EUR	13,039	14,705,124	14,650,232	(54,892)
Expiring 10/04/16	Royal Bank of Scotland Group PLC	EUR	146,589	164,370,263	164,703,041	332,778
Expiring 10/04/16	State Street Bank	EUR	5,503	6,181,460	6,183,007	1,547
Expiring 10/04/16	State Street Bank	EUR	1,625	1,829,211	1,825,802	(3,409)
Expiring 10/04/16	State Street Bank	EUR	765	855,852	859,531	3,679
Expiring 10/04/16	UBS AG	EUR	2,751	3,071,987	3,090,942	18,955
Expiring 11/04/16	Bank of America	EUR	5,400	6,056,478	6,076,148	19,670
Expiring 11/04/16	Barclays Capital Group	EUR	535	603,443	601,989	(1,454)
Expiring 11/04/16	Credit Suisse First Boston Corp.	EUR	907	1,023,568	1,020,568	(3,000)
Expiring 11/04/16	JPMorgan Chase	EUR	685	768,867	770,771	1,904
Expiring 11/04/16	JPMorgan Chase	EUR	630	707,862	708,884	1,022
Israeli Shekel,
Expiring 10/05/16	JPMorgan Chase	ILS	4,041	1,074,826	1,078,751	3,925
Japanese Yen,
Expiring 10/04/16	Bank of America	JPY	247,310	2,423,752	2,439,249	15,497
Expiring 10/04/16	Citigroup Global Markets	JPY	625,100	6,139,211	6,165,440	26,229
Expiring 10/04/16	Citigroup Global Markets	JPY	247,310	2,416,184	2,439,250	23,066
Expiring 10/04/16	Citigroup Global Markets	JPY	247,310	2,422,684	2,439,250	16,566
Expiring 10/04/16	Citigroup Global Markets	JPY	102,600	1,019,617	1,011,957	(7,660)
Expiring 10/04/16	Credit Suisse First Boston Corp.	JPY	210,000	2,069,137	2,071,257	2,120
Expiring 10/04/16	Hong Kong & Shanghai Bank	JPY	625,100	6,132,159	6,165,441	33,282
Expiring 10/04/16	JPMorgan Chase	JPY	308,600	3,089,575	3,043,761	(45,814)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/04/16	Morgan Stanley	JPY	19,929,534	$198,205,211	$196,567,519	$ (1,637,692)
Expiring 10/04/16	Morgan Stanley	JPY	537,114	5,341,760	5,297,623	(44,137)
Expiring 10/04/16	National Australia Bank Ltd.	JPY	423,404	4,109,613	4,176,087	66,474
Expiring 10/04/16	RBC Dominion Securities	JPY	152,100	1,472,725	1,500,181	27,456
Expiring 11/04/16	JPMorgan Chase	JPY	750,270	7,421,949	7,409,696	(12,253)
Malaysian Ringgit,
Expiring 10/04/16	Credit Suisse First Boston Corp.	MYR	13,561	3,294,864	3,278,402	(16,462)
Expiring 10/04/16	UBS AG	MYR	13,561	3,285,922	3,278,402	(7,520)
Mexican Peso,
Expiring 10/04/16	Barclays Capital Group	MXN	23,140	1,174,256	1,192,839	18,583
Expiring 10/04/16	Credit Suisse First Boston Corp.	MXN	1,651	86,356	85,107	(1,249)
Expiring 10/04/16	Goldman Sachs & Co.	MXN	347,009	18,699,930	17,887,882	(812,048)
Expiring 10/04/16	JPMorgan Chase	MXN	65,923	3,495,716	3,398,248	(97,468)
Expiring 10/04/16	Morgan Stanley	MXN	34,070	1,858,651	1,756,266	(102,385)
Expiring 10/04/16	RBC Dominion Securities	MXN	83,105	4,278,140	4,283,960	5,820
New Zealand Dollar,
Expiring 10/04/16	Bank of America	NZD	10,274	7,493,445	7,479,755	(13,690)
Expiring 10/04/16	Bank of America	NZD	1,284	936,498	934,787	(1,711)
Expiring 10/04/16	Bank of Montreal	NZD	605	449,757	440,457	(9,300)
Expiring 10/04/16	Barclays Capital Group	NZD	1,095	791,268	797,190	5,922
Expiring 10/04/16	Citigroup Global Markets	NZD	1,355	984,765	986,477	1,712
Expiring 10/04/16	Goldman Sachs & Co.	NZD	8,350	6,074,792	6,079,030	4,238
Expiring 10/04/16	Hong Kong & Shanghai Bank	NZD	10,274	7,491,544	7,479,755	(11,789)
Expiring 10/04/16	Hong Kong & Shanghai Bank	NZD	1,284	936,261	934,788	(1,473)
Expiring 10/04/16	JPMorgan Chase	NZD	13,682	10,004,798	9,960,872	(43,926)
Expiring 10/04/16	JPMorgan Chase	NZD	2,150	1,569,350	1,565,260	(4,090)
Expiring 10/04/16	JPMorgan Chase	NZD	1,020	747,544	742,588	(4,956)
Expiring 10/04/16	Morgan Stanley	NZD	2,515	1,862,835	1,830,989	(31,846)
Expiring 10/04/16	National Australia Bank Ltd.	NZD	10,274	7,492,828	7,479,755	(13,073)
Expiring 10/04/16	National Australia Bank Ltd.	NZD	1,284	936,421	934,787	(1,634)
Expiring 10/04/16	RBC Dominion Securities	NZD	855	625,563	622,464	(3,099)
Expiring 10/04/16	State Street Bank	NZD	4,965	3,695,852	3,614,657	(81,195)
Expiring 10/04/16	Westpac Banking Corp.	NZD	10,275	7,494,092	7,480,483	(13,609)
Expiring 10/04/16	Westpac Banking Corp.	NZD	8,350	6,140,214	6,079,030	(61,184)
Expiring 10/04/16	Westpac Banking Corp.	NZD	1,284	936,488	934,787	(1,701)
Expiring 11/04/16	Hong Kong & Shanghai Bank	NZD	9,018	6,568,892	6,556,788	(12,104)
Expiring 11/04/16	Hong Kong & Shanghai Bank	NZD	1,003	729,686	729,260	(426)
Expiring 11/04/16	National Australia Bank Ltd.	NZD	675	492,256	490,778	(1,478)
Norwegian Krone,
Expiring 10/04/16	Bank of America	NOK	51,150	6,135,043	6,398,171	263,128
Expiring 10/04/16	BNP Paribas	NOK	49,160	6,063,776	6,149,249	85,473
Expiring 10/04/16	BNP Paribas	NOK	20,687	2,553,635	2,587,663	34,028
Expiring 10/04/16	Citigroup Global Markets	NOK	4,090	497,527	511,604	14,077
Expiring 10/04/16	Goldman Sachs & Co.	NOK	11,330	1,387,258	1,417,229	29,971
Expiring 10/04/16	Hong Kong & Shanghai Bank	NOK	8,340	1,000,822	1,043,221	42,399
Expiring 10/04/16	JPMorgan Chase	NOK	21,050	2,602,299	2,633,069	30,770
Expiring 10/04/16	JPMorgan Chase	NOK	7,400	897,019	925,640	28,621
Expiring 10/04/16	Standard Chartered PLC	NOK	35,490	4,331,390	4,439,318	107,928
Expiring 10/04/16	State Street Bank	NOK	7,360	892,505	920,636	28,131
Expiring 11/04/16	BNP Paribas	NOK	115,490	14,257,541	14,447,834	190,293
Expiring 11/04/16	JPMorgan Chase	NOK	49,130	6,110,469	6,146,178	35,709
Expiring 11/04/16	JPMorgan Chase	NOK	14,740	1,845,464	1,843,978	(1,486)
Polish Zloty,
Expiring 10/04/16	JPMorgan Chase	PLN	13,026	3,411,734	3,406,143	(5,591)
Expiring 10/04/16	Standard Chartered PLC	PLN	5,782	1,476,657	1,511,924	35,267
Singapore Dollar,
Expiring 10/04/16	Morgan Stanley	SGD	2,387	1,755,534	1,750,436	(5,098)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand,
Expiring 10/04/16	Barclays Capital Group	ZAR	18,045	$1,295,106	$1,313,957	$18,851
Expiring 10/04/16	JPMorgan Chase	ZAR	48,651	3,601,110	3,542,550	(58,560)
Expiring 10/04/16	JPMorgan Chase	ZAR	18,045	1,335,677	1,313,957	(21,720)
South Korean Won,
Expiring 10/04/16	Commonwealth Bank of Australia	KRW	8,941,678	8,078,856	8,118,588	39,732
Expiring 10/04/16	Goldman Sachs & Co.	KRW	8,941,679	8,077,397	8,118,589	41,192
Expiring 10/04/16	Goldman Sachs & Co.	KRW	7,920,634	7,224,878	7,191,532	(33,346)
Expiring 10/04/16	Hong Kong & Shanghai Bank	KRW	1,021,044	931,355	927,056	(4,299)
Swedish Krona,
Expiring 10/04/16	Barclays Capital Group	SEK	4,140	495,334	482,684	(12,650)
Expiring 10/04/16	Citigroup Global Markets	SEK	63,853	7,622,419	7,444,651	(177,768)
Expiring 10/04/16	Citigroup Global Markets	SEK	51,300	6,039,479	5,981,090	(58,389)
Expiring 10/04/16	Citigroup Global Markets	SEK	41,440	4,877,245	4,831,508	(45,737)
Expiring 10/04/16	Citigroup Global Markets	SEK	18,920	2,211,187	2,205,891	(5,296)
Expiring 10/04/16	Goldman Sachs & Co.	SEK	20,880	2,445,618	2,434,409	(11,209)
Expiring 10/04/16	Goldman Sachs & Co.	SEK	20,880	2,450,670	2,434,409	(16,261)
Expiring 10/04/16	JPMorgan Chase	SEK	30,307	3,543,642	3,533,507	(10,135)
Expiring 10/04/16	JPMorgan Chase	SEK	15,590	1,847,684	1,817,645	(30,039)
Expiring 10/04/16	Morgan Stanley	SEK	5,100	595,291	594,611	(680)
Expiring 11/04/16	Barclays Capital Group	SEK	8,040	939,515	938,875	(640)
Expiring 11/04/16	Goldman Sachs & Co.	SEK	62,163	7,235,597	7,259,119	23,522
Expiring 11/04/16	Goldman Sachs & Co.	SEK	41,440	4,822,732	4,839,179	16,447
Expiring 11/04/16	JPMorgan Chase	SEK	232,293	27,198,436	27,126,144	(72,292)
Swiss Franc,
Expiring 10/04/16	JPMorgan Chase	CHF	8,719	8,995,346	8,977,010	(18,336)
Thai Baht,
Expiring 10/04/16	Citigroup Global Markets	THB	130,105	3,762,435	3,754,610	(7,825)
Turkish Lira,
Expiring 10/04/16	Morgan Stanley	TRY	7,187	2,409,235	2,392,872	(16,363)

				$1,361,758,081	$1,359,035,063	(2,723,018)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/04/16	Bank of America	AUD	8,160	$6,146,275	$6,244,666	$(98,391)
Expiring 10/04/16	Bank of Montreal	AUD	2,395	1,836,362	1,832,841	3,521
Expiring 10/04/16	Barclays Capital Group	AUD	1,450	1,095,411	1,109,652	(14,241)
Expiring 10/04/16	BNP Paribas	AUD	9,003	6,843,685	6,889,795	(46,110)
Expiring 10/04/16	Citigroup Global Markets	AUD	4,258	3,262,480	3,258,553	3,927
Expiring 10/04/16	Commonwealth Bank of Australia	AUD	18,007	13,675,273	13,780,356	(105,083)
Expiring 10/04/16	Commonwealth Bank of Australia	AUD	8,517	6,525,726	6,517,870	7,856
Expiring 10/04/16	Credit Suisse First Boston Corp.	AUD	1,380	1,051,168	1,056,083	(4,915)
Expiring 10/04/16	Credit Suisse First Boston Corp.	AUD	670	501,007	512,736	(11,729)
Expiring 10/04/16	Credit Suisse First Boston Corp.	AUD	585	436,059	447,687	(11,628)
Expiring 10/04/16	Goldman Sachs & Co.	AUD	8,085	6,031,491	6,187,270	(155,779)
Expiring 10/04/16	Hong Kong & Shanghai Bank	AUD	8,040	6,026,784	6,152,833	(126,049)
Expiring 10/04/16	Morgan Stanley	AUD	4,258	3,259,755	3,258,553	1,202
Expiring 10/04/16	RBC Dominion Securities	AUD	1,350	1,034,735	1,033,125	1,610
Expiring 10/04/16	State Street Bank	AUD	9,003	6,839,057	6,889,795	(50,738)
Expiring 10/04/16	UBS AG	AUD	2,420	1,855,869	1,851,972	3,897
Expiring 11/04/16	Citigroup Global Markets	AUD	9,003	6,892,868	6,884,733	8,135
Expiring 11/04/16	Commonwealth Bank of Australia	AUD	18,007	13,786,304	13,770,231	16,073
Expiring 11/04/16	Hong Kong & Shanghai Bank	AUD	8,689	6,649,692	6,644,612	5,080
Expiring 11/04/16	Hong Kong & Shanghai Bank	AUD	965	737,550	737,951	(401)
Expiring 11/04/16	Morgan Stanley	AUD	9,003	6,886,998	6,884,733	2,265

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real,
Expiring 10/04/16	Bank of America	BRL	19	$5,756	$5,836	$(80)
Expiring 10/04/16	BNP Paribas	BRL	3,965	1,237,129	1,217,755	19,374
Expiring 10/04/16	Goldman Sachs & Co.	BRL	3,946	1,206,101	1,211,920	(5,819)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	19	5,853	5,835	18
Expiring 10/04/16	Standard Chartered PLC	BRL	3,965	1,221,428	1,217,755	3,673
British Pound,
Expiring 10/04/16	Bank of America	GBP	525	680,688	680,533	155
Expiring 10/04/16	Bank of Montreal	GBP	12,470	16,188,555	16,164,282	24,273
Expiring 10/04/16	Citigroup Global Markets	GBP	73,590	97,533,253	95,391,300	2,141,953
Expiring 10/04/16	Citigroup Global Markets	GBP	5,361	7,105,256	6,949,216	156,040
Expiring 10/04/16	Citigroup Global Markets	GBP	1,095	1,432,642	1,419,397	13,245
Expiring 10/04/16	Credit Suisse First Boston Corp.	GBP	920	1,227,331	1,192,554	34,777
Expiring 10/04/16	Hong Kong & Shanghai Bank	GBP	910	1,191,655	1,179,591	12,064
Expiring 10/04/16	JPMorgan Chase	GBP	9,191	12,328,809	11,913,867	414,942
Expiring 10/04/16	JPMorgan Chase	GBP	2,340	3,087,981	3,033,233	54,748
Expiring 10/04/16	JPMorgan Chase	GBP	895	1,195,146	1,160,146	35,000
Expiring 10/04/16	Morgan Stanley	GBP	2,180	2,896,131	2,825,832	70,299
Expiring 10/04/16	Morgan Stanley	GBP	1,803	2,371,781	2,337,145	34,636
Expiring 10/04/16	RBC Dominion Securities	GBP	1,405	1,841,572	1,821,237	20,335
Expiring 10/04/16	Standard Chartered PLC	GBP	505	662,212	654,608	7,604
Expiring 10/04/16	State Street Bank	GBP	715	943,784	926,821	16,963
Expiring 10/04/16	UBS AG	GBP	1,267	1,658,478	1,642,354	16,124
Expiring 11/04/16	Bank of Montreal	GBP	67,164	87,237,315	87,117,078	120,237
Expiring 11/04/16	Barclays Capital Group	GBP	550	712,723	713,394	(671)
Expiring 11/04/16	Citigroup Global Markets	GBP	4,599	5,990,833	5,965,271	25,562
Canadian Dollar,
Expiring 10/04/16	Bank of Montreal	CAD	2,975	2,303,478	2,267,686	35,792
Expiring 10/04/16	Barclays Capital Group	CAD	1,480	1,146,014	1,128,127	17,887
Expiring 10/04/16	Barclays Capital Group	CAD	1,170	883,666	891,829	(8,163)
Expiring 10/04/16	BNP Paribas	CAD	7,900	6,015,473	6,021,757	(6,284)
Expiring 10/04/16	Citigroup Global Markets	CAD	4,265	3,250,802	3,250,986	(184)
Expiring 10/04/16	Credit Suisse First Boston Corp.	CAD	1,505	1,155,530	1,147,183	8,347
Expiring 10/04/16	Morgan Stanley	CAD	1,540	1,172,601	1,173,862	(1,261)
Expiring 10/04/16	RBC Dominion Securities	CAD	680	526,861	518,328	8,533
Expiring 10/04/16	Royal Bank of Canada	CAD	41,591	32,183,454	31,702,641	480,813
Expiring 10/04/16	Royal Bank of Scotland Group PLC	CAD	2,500	1,902,512	1,905,619	(3,107)
Expiring 10/04/16	State Street Bank	CAD	10,314	7,841,152	7,861,823	(20,671)
Expiring 11/04/16	Goldman Sachs & Co.	CAD	51,905	39,255,058	39,573,833	(318,775)
Expiring 11/04/16	Goldman Sachs & Co.	CAD	6,398	4,882,106	4,878,015	4,091
Expiring 11/04/16	Goldman Sachs & Co.	CAD	1,605	1,213,840	1,223,697	(9,857)
Expiring 11/04/16	Goldman Sachs & Co.	CAD	1,600	1,221,686	1,219,885	1,801
Expiring 11/04/16	RBC Dominion Securities	CAD	2,555	1,941,861	1,948,004	(6,143)
Expiring 11/04/16	Toronto Dominion	CAD	11,527	8,738,534	8,788,509	(49,975)
Chinese Renminbi,
Expiring 10/21/16	Deutsche Bank	CNH	20,542	3,123,000	3,073,470	49,530
Expiring 10/21/16	Deutsche Bank	CNH	2,435	375,002	364,322	10,680
Expiring 10/21/16	Hong Kong & Shanghai Bank	CNH	15,260	2,333,415	2,283,183	50,232
Expiring 10/21/16	JPMorgan Chase	CNH	21,276	3,251,471	3,183,291	68,180
Expiring 10/21/16	JPMorgan Chase	CNH	8,982	1,337,328	1,343,877	(6,549)
Czech Koruna,
Expiring 10/04/16	Citigroup Global Markets	CZK	37,992	1,586,636	1,579,720	6,916
Expiring 11/04/16	JPMorgan Chase	CZK	37,992	1,582,701	1,581,616	1,085
Danish Krone,
Expiring 10/04/16	Standard Chartered PLC	DKK	21,814	3,306,855	3,291,911	14,944
Expiring 11/04/16	Barclays Capital Group	DKK	21,814	3,299,862	3,297,028	2,834
Euro,
Expiring 10/04/16	Barclays Capital Group	EUR	310,952	350,739,899	349,376,418	1,363,481

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/04/16	Citigroup Global Markets	EUR	30,960	$34,940,218	$34,785,735	$154,483
Expiring 10/04/16	Citigroup Global Markets	EUR	8,686	9,772,863	9,759,332	13,531
Expiring 10/04/16	Citigroup Global Markets	EUR	5,430	6,098,091	6,100,987	(2,896)
Expiring 10/04/16	Citigroup Global Markets	EUR	5,418	6,145,480	6,087,503	57,977
Expiring 10/04/16	Citigroup Global Markets	EUR	5,385	6,051,427	6,050,426	1,001
Expiring 10/04/16	Citigroup Global Markets	EUR	4,343	4,887,921	4,879,666	8,255
Expiring 10/04/16	Citigroup Global Markets	EUR	4,343	4,876,481	4,879,665	(3,184)
Expiring 10/04/16	Citigroup Global Markets	EUR	1,975	2,204,367	2,219,051	(14,684)
Expiring 10/04/16	Citigroup Global Markets	EUR	975	1,098,179	1,095,481	2,698
Expiring 10/04/16	Citigroup Global Markets	EUR	365	412,746	410,103	2,643
Expiring 10/04/16	Credit Suisse First Boston Corp.	EUR	971	1,085,349	1,090,987	(5,638)
Expiring 10/04/16	Goldman Sachs & Co.	EUR	2,192	2,448,784	2,462,866	(14,082)
Expiring 10/04/16	Goldman Sachs & Co.	EUR	2,192	2,446,575	2,462,866	(16,291)
Expiring 10/04/16	Hong Kong & Shanghai Bank	EUR	5,460	6,170,182	6,134,693	35,489
Expiring 10/04/16	Hong Kong & Shanghai Bank	EUR	2,205	2,457,548	2,477,473	(19,925)
Expiring 10/04/16	JPMorgan Chase	EUR	10,959	12,325,117	12,313,206	11,911
Expiring 10/04/16	JPMorgan Chase	EUR	8,766	9,849,478	9,849,217	261
Expiring 10/04/16	JPMorgan Chase	EUR	5,495	6,216,329	6,174,018	42,311
Expiring 10/04/16	JPMorgan Chase	EUR	2,715	3,069,563	3,050,493	19,070
Expiring 10/04/16	JPMorgan Chase	EUR	2,715	3,042,703	3,050,493	(7,790)
Expiring 10/04/16	JPMorgan Chase	EUR	905	1,016,476	1,016,831	(355)
Expiring 10/04/16	JPMorgan Chase	EUR	723	814,259	812,342	1,917
Expiring 10/04/16	Nomura Securities Co.	EUR	1,810	2,033,590	2,033,663	(73)
Expiring 10/04/16	RBC Dominion Securities	EUR	800	896,165	898,856	(2,691)
Expiring 10/04/16	Royal Bank of Scotland Group PLC	EUR	1,650	1,856,481	1,853,891	2,590
Expiring 10/04/16	Royal Bank of Scotland Group PLC	EUR	1,270	1,419,661	1,426,935	(7,274)
Expiring 10/04/16	Royal Bank of Scotland Group PLC	EUR	1,008	1,126,786	1,132,559	(5,773)
Expiring 10/04/16	Standard Chartered PLC	EUR	897	1,005,593	1,007,843	(2,250)
Expiring 10/04/16	UBS AG	EUR	55	61,784	61,796	(12)
Expiring 11/04/16	Bank of America	EUR	2,544	2,860,804	2,862,540	(1,736)
Expiring 11/04/16	Bank of America	EUR	32	35,985	36,007	(22)
Expiring 11/04/16	Bank of Montreal	EUR	30,278	33,939,673	34,069,185	(129,512)
Expiring 11/04/16	Citigroup Global Markets	EUR	146,590	164,505,505	164,944,904	(439,399)
Expiring 11/04/16	Credit Suisse First Boston Corp.	EUR	2,542	2,868,698	2,860,290	8,408
Expiring 11/04/16	Goldman Sachs & Co.	EUR	10,858	12,229,206	12,217,558	11,648
Expiring 11/04/16	Goldman Sachs & Co.	EUR	4,343	4,872,673	4,886,798	(14,125)
Expiring 11/04/16	JPMorgan Chase	EUR	6,515	7,315,727	7,330,760	(15,033)
Expiring 11/04/16	JPMorgan Chase	EUR	6,515	7,311,296	7,330,760	(19,464)
Expiring 11/04/16	JPMorgan Chase	EUR	5,429	6,090,823	6,108,779	(17,956)
Expiring 11/04/16	JPMorgan Chase	EUR	4,343	4,879,626	4,886,798	(7,172)
Expiring 11/04/16	JPMorgan Chase	EUR	2,180	2,453,165	2,452,963	202
Expiring 11/04/16	Morgan Stanley	EUR	4,198	4,722,750	4,723,642	(892)
Expiring 11/04/16	Morgan Stanley	EUR	435	488,508	489,468	(960)
Expiring 11/04/16	Royal Bank of Scotland Group PLC	EUR	146,589	164,579,147	164,943,779	(364,632)
Hong Kong Dollar,
Expiring 04/28/17	Citigroup Global Markets	HKD	65,766	8,474,072	8,493,108	(19,036)
Expiring 04/28/17	Hong Kong & Shanghai Bank	HKD	36,484	4,701,080	4,711,592	(10,512)
Expiring 04/28/17	Hong Kong & Shanghai Bank	HKD	33,630	4,333,498	4,343,023	(9,525)
Expiring 04/28/17	Standard Chartered PLC	HKD	32,958	4,243,337	4,256,239	(12,902)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,244,506	2,247,447	(2,941)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,915	2,247,447	(4,532)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,857	2,247,446	(4,589)
Expiring 04/28/17	Standard Chartered PLC	HKD	17,403	2,242,857	2,247,446	(4,589)
Expiring 04/28/17	Standard Chartered PLC	HKD	11,602	1,496,337	1,498,297	(1,960)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 04/28/17	Standard Chartered PLC	HKD	5,801	$747,638	$749,149	$(1,511)
Israeli Shekel,
Expiring 10/05/16	Citigroup Global Markets	ILS	4,041	1,072,784	1,078,750	(5,966)
Expiring 11/04/16	JPMorgan Chase	ILS	4,041	1,075,412	1,079,427	(4,015)
Japanese Yen,
Expiring 10/04/16	Bank of America	JPY	20,505,038	204,414,650	202,243,788	2,170,862
Expiring 10/04/16	Bank of America	JPY	620,000	6,153,755	6,115,139	38,616
Expiring 10/04/16	Citigroup Global Markets	JPY	703,024	7,008,444	6,934,015	74,429
Expiring 10/04/16	Citigroup Global Markets	JPY	49,500	495,367	488,225	7,142
Expiring 10/04/16	Citigroup Global Markets	JPY	41,100	409,394	405,375	4,019
Expiring 10/04/16	Hong Kong & Shanghai Bank	JPY	614,700	6,104,876	6,062,864	42,012
Expiring 10/04/16	JPMorgan Chase	JPY	494,620	4,881,279	4,878,500	2,779
Expiring 10/04/16	Standard Chartered PLC	JPY	313,750	3,031,524	3,094,556	(63,032)
Expiring 10/04/16	Westpac Banking Corp.	JPY	313,750	3,066,301	3,094,557	(28,256)
Expiring 11/04/16	Barclays Capital Group	JPY	307,400	3,041,727	3,035,894	5,833
Expiring 11/04/16	JPMorgan Chase	JPY	307,400	3,026,800	3,035,895	(9,095)
Expiring 11/04/16	JPMorgan Chase	JPY	90,500	894,551	893,782	769
Expiring 11/04/16	Morgan Stanley	JPY	19,929,534	198,449,943	196,824,876	1,625,067
Expiring 11/04/16	Morgan Stanley	JPY	537,114	5,348,356	5,304,559	43,797
Expiring 11/04/16	Westpac Banking Corp.	JPY	84,452	836,138	834,052	2,086
Malaysian Ringgit,
Expiring 10/04/16	Credit Suisse First Boston Corp.	MYR	13,561	3,366,516	3,278,402	88,114
Expiring 10/04/16	UBS AG	MYR	13,561	3,294,864	3,278,402	16,462
Expiring 11/04/16	UBS AG	MYR	13,561	3,280,914	3,272,666	8,248
Mexican Peso,
Expiring 10/04/16	Bank of America	MXN	115,935	6,048,930	5,976,305	72,625
Expiring 10/04/16	Goldman Sachs & Co.	MXN	149,028	8,030,954	7,682,208	348,746
Expiring 10/04/16	JPMorgan Chase	MXN	115,970	6,055,647	5,978,109	77,538
Expiring 10/04/16	JPMorgan Chase	MXN	34,890	1,815,277	1,798,536	16,741
Expiring 10/04/16	JPMorgan Chase	MXN	23,140	1,177,129	1,192,838	(15,709)
Expiring 10/04/16	Morgan Stanley	MXN	115,935	6,052,182	5,976,305	75,877
Expiring 11/04/16	RBC Dominion Securities	MXN	83,105	4,264,857	4,268,192	(3,335)
New Zealand Dollar,
Expiring 10/04/16	Bank of America	NZD	8,350	6,049,575	6,079,030	(29,455)
Expiring 10/04/16	Barclays Capital Group	NZD	1,080	782,774	786,269	(3,495)
Expiring 10/04/16	Credit Suisse First Boston Corp.	NZD	1,225	892,275	891,833	442
Expiring 10/04/16	Credit Suisse First Boston Corp.	NZD	900	658,890	655,225	3,665
Expiring 10/04/16	Credit Suisse First Boston Corp.	NZD	635	464,758	462,298	2,460
Expiring 10/04/16	Goldman Sachs & Co.	NZD	50,452	36,787,581	36,730,446	57,135
Expiring 10/04/16	Goldman Sachs & Co.	NZD	8,350	6,210,046	6,079,030	131,016
Expiring 10/04/16	Goldman Sachs & Co.	NZD	6,841	5,093,193	4,980,437	112,756
Expiring 10/04/16	Goldman Sachs & Co.	NZD	6,841	5,072,362	4,980,436	91,926
Expiring 10/04/16	Goldman Sachs & Co.	NZD	5,136	3,744,966	3,739,150	5,816
Expiring 10/04/16	Societe Generale	NZD	1,365	1,001,010	993,757	7,253
Expiring 11/04/16	Bank of America	NZD	10,274	7,483,171	7,469,998	13,173
Expiring 11/04/16	Bank of America	NZD	1,284	935,214	933,568	1,646
Expiring 11/04/16	Goldman Sachs & Co.	NZD	10,020	7,294,170	7,285,321	8,849
Expiring 11/04/16	Goldman Sachs & Co.	NZD	810	587,096	588,933	(1,837)
Expiring 11/04/16	Hong Kong & Shanghai Bank	NZD	10,274	7,481,630	7,469,998	11,632
Expiring 11/04/16	Hong Kong & Shanghai Bank	NZD	1,284	935,022	933,568	1,454
Expiring 11/04/16	National Australia Bank Ltd.	NZD	10,274	7,482,554	7,469,998	12,556
Expiring 11/04/16	National Australia Bank Ltd.	NZD	1,284	935,137	933,568	1,569
Expiring 11/04/16	State Street Bank	NZD	1,225	890,438	890,670	(232)
Expiring 11/04/16	State Street Bank	NZD	1,000	725,251	727,078	(1,827)
Expiring 11/04/16	Westpac Banking Corp.	NZD	10,275	7,484,125	7,470,725	13,400
Expiring 11/04/16	Westpac Banking Corp.	NZD	1,284	935,243	933,568	1,675
Norwegian Krone,
Expiring 10/04/16	Barclays Capital Group	NOK	4,870	588,677	609,171	(20,494)

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 10/04/16	BNP Paribas	NOK	20,687	$2,524,752	$2,587,663	$(62,911)
Expiring 10/04/16	Citigroup Global Markets	NOK	13,670	1,640,800	1,709,931	(69,131)
Expiring 10/04/16	Citigroup Global Markets	NOK	11,130	1,339,689	1,392,212	(52,523)
Expiring 10/04/16	JPMorgan Chase	NOK	30,130	3,679,169	3,768,855	(89,686)
Expiring 10/04/16	JPMorgan Chase	NOK	8,970	1,085,295	1,122,025	(36,730)
Expiring 10/04/16	JPMorgan Chase	NOK	6,240	755,838	780,540	(24,702)
Expiring 10/04/16	RBC Dominion Securities	NOK	115,490	14,256,265	14,446,233	(189,968)
Expiring 10/04/16	UBS AG	NOK	4,870	589,546	609,171	(19,625)
Expiring 11/04/16	Goldman Sachs & Co.	NOK	60,309	7,396,011	7,544,674	(148,663)
Expiring 11/04/16	JPMorgan Chase	NOK	5,680	709,810	710,569	(759)
Expiring 11/04/16	RBC Dominion Securities	NOK	20,687	2,553,864	2,587,950	(34,086)
Polish Zloty,
Expiring 10/04/16	Citigroup Global Markets	PLN	18,808	4,921,657	4,918,066	3,591
Expiring 11/04/16	JPMorgan Chase	PLN	13,026	3,409,501	3,403,668	5,833
Singapore Dollar,
Expiring 10/04/16	Standard Chartered PLC	SGD	2,387	1,763,081	1,750,436	12,645
Expiring 11/04/16	Morgan Stanley	SGD	2,387	1,756,051	1,750,796	5,255
South African Rand,
Expiring 10/04/16	Barclays Capital Group	ZAR	48,651	3,418,784	3,542,551	(123,767)
Expiring 10/04/16	Barclays Capital Group	ZAR	18,045	1,244,886	1,313,957	(69,071)
Expiring 10/04/16	Goldman Sachs & Co.	ZAR	18,045	1,280,854	1,313,957	(33,103)
Expiring 11/04/16	JPMorgan Chase	ZAR	48,651	3,579,727	3,520,974	58,753
Expiring 11/04/16	JPMorgan Chase	ZAR	18,045	1,327,746	1,305,954	21,792
South Korean Won,
Expiring 10/04/16	Commonwealth Bank of Australia	KRW	8,941,678	8,156,233	8,118,589	37,644
Expiring 10/04/16	Goldman Sachs & Co.	KRW	16,862,313	15,051,605	15,310,122	(258,517)
Expiring 10/04/16	Hong Kong & Shanghai Bank	KRW	1,021,044	914,079	927,056	(12,977)
Expiring 11/04/16	Commonwealth Bank of Australia	KRW	8,941,678	8,075,208	8,116,746	(41,538)
Expiring 11/04/16	Goldman Sachs & Co.	KRW	8,941,679	8,074,115	8,116,747	(42,632)
Swedish Krona,
Expiring 10/04/16	Citigroup Global Markets	SEK	30,307	3,617,882	3,533,507	84,375
Expiring 10/04/16	JPMorgan Chase	SEK	232,293	27,160,830	27,083,146	77,684
Expiring 10/04/16	JPMorgan Chase	SEK	9,810	1,151,761	1,143,752	8,009
Expiring 11/04/16	JPMorgan Chase	SEK	30,307	3,548,549	3,539,117	9,432
Swiss Franc,
Expiring 10/04/16	Standard Chartered PLC	CHF	6,966	7,223,930	7,172,135	51,795
Expiring 10/04/16	Standard Chartered PLC	CHF	1,753	1,786,506	1,804,874	(18,368)
Expiring 11/04/16	JPMorgan Chase	CHF	8,719	9,009,744	8,994,098	15,646
Expiring 11/04/16	UBS AG	CHF	3,550	3,666,181	3,662,008	4,173
Thai Baht,
Expiring 10/04/16	JPMorgan Chase	THB	130,105	3,756,460	3,754,610	1,850
Expiring 11/04/16	Citigroup Global Markets	THB	130,105	3,763,360	3,752,875	10,485
Turkish Lira,
Expiring 10/04/16	Standard Chartered PLC	TRY	7,187	2,412,291	2,392,871	19,420
Expiring 11/04/16	Morgan Stanley	TRY	7,187	2,394,619	2,377,473	17,146

				$2,198,071,045	$2,190,414,229	7,656,816

						$4,933,798

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
CAD	40,375	12/19/20	0.976%	3 Month CDOR(1)	$(20,381)	$(814)	$(19,567)	Goldman Sachs & Co.

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
HKD	12,400	06/16/21	2.360%	3 Month HIBOR(2)	(48,715)	—	(48,715)	Goldman Sachs & Co.
HKD	12,400	06/16/26	2.378%	3 Month HIBOR(2)	(50,023)	—	(50,023)	JPMorgan Chase
HKD	12,400	06/16/26	2.365%	3 Month HIBOR(2)	(49,089)	—	(49,089)	Morgan Stanley
HKD	12,400	06/16/26	2.355%	3 Month HIBOR(2)	(48,342)	—	(48,342)	Goldman Sachs & Co.
HKD	9,050	06/16/26	2.240%	3 Month HIBOR(2)	(29,008)	3,044	(32,052)	Goldman Sachs & Co.
HKD	9,045	06/16/26	2.240%	3 Month HIBOR(2)	(28,992)	6,572	(35,564)	Goldman Sachs & Co.
HKD	7,215	06/16/26	2.240%	3 Month HIBOR(2)	(23,127)	2,283	(25,410)	JPMorgan Chase
PLN	17,145	09/21/26	2.565%	6 Month WIBOR(2)	(120,043)	—	(120,043)	JPMorgan Chase
PLN	5,135	09/21/26	2.565%	6 Month WIBOR(2)	(35,954)	(20,954)	(15,000)	JPMorgan Chase
PLN	5,005	09/21/26	2.565%	6 Month WIBOR(2)	(35,044)	(44,733)	9,689	Goldman Sachs & Co.
PLN	4,825	09/21/26	2.565%	6 Month WIBOR(2)	(33,784)	(45,036)	11,252	JPMorgan Chase
PLN	4,550	09/21/26	2.565%	6 Month WIBOR(2)	(31,858)	(36,662)	4,804	JPMorgan Chase
PLN	3,460	09/21/26	2.565%	6 Month WIBOR(2)	(24,226)	2,006	(26,232)	JPMorgan Chase
ZAR	199,695	09/20/18	7.780%	3 Month JIBAR(2)	(46,761)	—	(46,761)	JPMorgan Chase
ZAR	191,450	09/20/18	7.683%	3 Month JIBAR(2)	(32,747)	—	(32,747)	JPMorgan Chase
ZAR	191,450	09/20/18	7.643%	3 Month JIBAR(2)	(27,790)	—	(27,790)	JPMorgan Chase
ZAR	191,390	09/20/18	7.650%	3 Month JIBAR(2)	(28,711)	—	(28,711)	Deutsche Bank AG
ZAR	26,875	12/21/26	8.455%	3 Month JIBAR(2)	(45,692)	—	(45,692)	JPMorgan Chase
ZAR	26,875	12/21/26	8.390%	3 Month JIBAR(2)	(36,992)	—	(36,992)	JPMorgan Chase
ZAR	26,875	12/21/26	8.070%	3 Month JIBAR(2)	5,844	—	5,844	JPMorgan Chase
ZAR	26,230	12/21/26	8.162%	3 Month JIBAR(2)	(6,316)	—	(6,316)	Goldman Sachs & Co.

					$(797,751)	$(134,294)	$(663,457)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
156,010	09/21/20	1.272%	3 Month LIBOR(2)	$(46,374)	$(85,139)	$(38,765)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Cash of $579,449 and U.S. Treasury Obligations with a combined market value of $1,480,040 have been segregated with Morgan Stanley to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$20,066,403	$—
Corporate Bonds
Belgium	—	10,898,326	—
Canada	—	8,912,967	—
Denmark	—	8,191,957	—
France	—	32,578,079	—
Germany	—	18,353,152	—
Hong Kong	—	1,071,007	—
Ireland	—	3,361,517	—
Israel	—	1,743,401	—
Italy	—	7,746,437	—
Japan	—	3,964,244	—
Mexico	—	4,104,193	—
Netherlands	—	16,456,972	—
Spain	—	1,189,373	—
Sweden	—	6,189,945	—
Switzerland	—	7,343,203	—
United Kingdom	—	60,587,803	—
United States	—	451,472,246	—
Foreign Government Bonds	—	687,587,302	—
U.S. Government Agency Obligations	—	158,240,715	—
U.S. Treasury Obligations	—	90,201,301	—
Unaffiliated Fund	22,855,481	—	—
Affiliated Mutual Fund	2,510,574	—	—
Options Purchased	—	414,829	—
Options Written	—	(135,519)	—
Other Financial Instruments*
Futures Contracts	(449,157)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,933,798	—
OTC Interest Rate Swap Agreements	—	(797,751)	—
Centrally Cleared Interest Rate Swap Agreements	—	(38,765)	—

Total	$24,916,898	$1,604,637,135	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Foreign Government Bonds	42.2%
Banks	11.7
U.S. Government Agency Obligations	9.7
U.S. Treasury Obligations	5.5
Auto Manufacturers	3.8
Agriculture	3.7
Electric	3.0
Telecommunications	2.8
Oil & Gas	2.6
Media	2.1
Insurance	2.0
Diversified Financial Services	1.7
Unaffiliated Fund	1.4
Non-Residential Mortgage-Backed Securities	1.2
Healthcare-Services	1.2
Beverages	1.0
Pipelines	0.6
Pharmaceuticals	0.5
Software	0.5
Foods	0.3

Trucking & Leasing	0.3%
Packaging & Containers	0.2
Miscellaneous Manufacturing	0.2
Retail	0.2
Advertising	0.2
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.2
Chemicals	0.1
Environmental Control	0.1
Transportation	0.1
Real Estate Investment Trusts (REITs)	0.1
Mining	0.1
Auto Parts & Equipment	0.1
Holding Companies-Diversified	0.1
Healthcare-Products	0.1
Building Materials	0.1
Options Purchased	—	*

	99.7
Options Written	—	*
Other assets in excess of liabilities	0.3

	100.0%

*	Less than 0.05%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Credit contracts	$175,072
Foreign exchange contracts	4,933,798
Interest rate contracts	(1,181,435)

Total	$3,927,435

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 86.0%
COMMON STOCKS — 85.8%
Aerospace & Defense — 0.7%
Cobham PLC (United Kingdom)	890,570	$1,937,426
Cubic Corp.	76,855	3,597,583
Lockheed Martin Corp.	31,309	7,505,393
QinetiQ Group PLC (United Kingdom)	327,997	1,004,899

		14,045,301

Air Freight & Logistics — 0.9%
Deutsche Post AG (Germany)	85,473	2,676,045
Forward Air Corp.	44,800	1,938,048
United Parcel Service, Inc. (Class B Stock)(a)	126,009	13,780,344

		18,394,437

Airlines — 0.1%
American Airlines Group, Inc.(a)	65,796	2,408,792

Auto Components — 0.1%
Toyo Tire & Rubber Co. Ltd. (Japan)	224,600	3,158,974

Automobiles — 0.4%
Harley-Davidson, Inc.(a)	90,998	4,785,585
Maruti Suzuki India Ltd. (India)	38,491	3,172,593

		7,958,178

Banks — 5.9%
Bank Central Asia Tbk PT (Indonesia)	2,251,700	2,715,930
Bank of America Corp.	98,285	1,538,160
Bank of Ireland (Ireland)*	3,615,078	755,820
Bank of the Ozarks, Inc.(a)	42,510	1,632,384
BNP Paribas SA (France)	39,466	2,029,888
China Construction Bank Corp. (China) (Class H Stock)	3,616,000	2,715,755
Citigroup, Inc.	45,886	2,167,196
Citizens Financial Group, Inc.	60,081	1,484,601
Cullen/Frost Bankers, Inc.(a)	9,913	713,141
Eurobank Ergasias SA (Greece)*	530,940	306,292
First Citizens BancShares, Inc. (Class A Stock)	6,638	1,950,842
First Midwest Bancorp, Inc.	149,380	2,891,997
First Republic Bank	52,162	4,022,212
Great Western Bancorp, Inc.	91,170	3,037,784
Hancock Holding Co.	116,070	3,764,150
HDFC Bank Ltd. (India)	168,936	3,234,979
ING Groep NV (Netherlands)	160,828	1,985,531
International Bancshares Corp.	97,221	2,895,241
JPMorgan Chase & Co.	260,368	17,337,905
M&T Bank Corp.(a)	129,296	15,011,266
MB Financial, Inc.	89,760	3,414,470
Mitsubishi UFJ Financial Group, Inc. (Japan)	416,100	2,107,999
Nordea Bank AB (Sweden)	305,664	3,035,389
PNC Financial Services Group, Inc. (The)	336,172	30,285,735
Sberbank of Russia PJSC (Russia)	947,794	2,190,750
Webster Financial Corp.	91,105	3,462,901
Wells Fargo & Co.	219,273	9,709,408

		126,397,726

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium)	15,403	2,025,626
C&C Group PLC (Ireland)	956,468	3,965,071
Coca-Cola Co. (The)	313,828	13,281,201
Monster Beverage Corp.*	19,675	2,888,487

Shares		Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.	98,675	$10,732,880

		32,893,265

Biotechnology
Alder Biopharmaceuticals, Inc.*(a)	14,800	484,996

Building Products — 0.8%
Cie de Saint-Gobain (France)	62,613	2,709,279
Lennox International, Inc.(a)	61,570	9,668,337
Owens Corning	19,295	1,030,160
Tyman PLC (United Kingdom)	760,255	2,757,167

		16,164,943

Capital Markets — 2.5%
Ares Capital Corp.(a)	117,875	1,827,063
Banca Generali SpA (Italy)	150,505	2,888,859
BlackRock, Inc.	55,204	20,009,242
FactSet Research Systems, Inc.(a)	32,827	5,321,257
Intercontinental Exchange, Inc.	46,557	12,540,594
Moody’s Corp.(a)	16,625	1,800,155
MSCI, Inc.	40,896	3,432,810
SEI Investments Co.	28,740	1,310,831
Solar Capital Ltd.	87,463	1,794,741
UBS Group AG (Switzerland)	117,306	1,602,454

		52,528,006

Chemicals — 1.3%
Agrium, Inc. (Canada), NYSE	29,342	2,661,026
Agrium, Inc. (Canada), TSX	19,521	1,768,414
Akzo Nobel NV (Netherlands)	17,641	1,193,242
Dow Chemical Co. (The)(a)	44,356	2,298,971
Methanex Corp. (Canada)	58,529	2,088,315
Platform Specialty Products Corp.*(a)	296,084	2,401,241
Praxair, Inc.	52,005	6,283,764
Sensient Technologies Corp.	46,455	3,521,289
Sherwin-Williams Co. (The)	14,111	3,903,949
Shin-Etsu Chemical Co. Ltd. (Japan)	10,300	718,660

		26,838,871

Commercial Services & Supplies — 2.0%
ACCO Brands Corp.*	283,105	2,729,132
Cintas Corp.	39,778	4,479,003
Clean Harbors, Inc.*(a)	132,410	6,353,032
Essendant, Inc.	160,425	3,291,921
G&K Services, Inc. (Class A Stock)(a)	57,675	5,507,386
Matthews International Corp. (Class A Stock)	56,815	3,452,079
Steelcase, Inc. (Class A Stock)	133,930	1,860,288
UniFirst Corp.	72,627	9,576,596
Waste Connections, Inc. (Canada)	70,568	5,271,430

		42,520,867

Communications Equipment — 1.4%
Cisco Systems, Inc.	472,680	14,993,410
Motorola Solutions, Inc.	152,486	11,631,632
Nokia OYJ (Finland)	425,909	2,468,733

		29,093,775

Construction & Engineering — 0.1%
Ellaktor SA (Greece)*	191,146	270,243
Primoris Services Corp.	106,380	2,191,428

		2,461,671

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.6%
BRAAS Monier Building Group SA (Germany)	35,733	$1,045,852
Buzzi Unicem SpA (Italy)	124,025	2,543,120
CRH PLC (Ireland)	114,970	3,805,960
LafargeHolcim Ltd. (Switzerland)*	93,221	5,049,325

		12,444,257

Consumer Finance — 0.6%
American Express Co.	189,812	12,155,560

Containers & Packaging — 2.2%
AptarGroup, Inc.	8,605	666,113
Ball Corp.(a)	145,368	11,912,908
Graphic Packaging Holding Co.	634,558	8,877,466
Greif, Inc. (Class A Stock)	82,350	4,083,737
International Paper Co.	133,769	6,418,237
Multi Packaging Solutions International Ltd.*	48,780	702,920
Packaging Corp. of America	26,591	2,160,785
RPC Group PLC (United Kingdom)	420,095	5,220,429
Silgan Holdings, Inc.(a)	58,058	2,937,154
Smurfit Kappa Group PLC (Ireland)	56,106	1,254,123
Vidrala SA (Spain)	59,250	3,465,147

		47,699,019

Diversified Consumer Services — 0.4%
Dignity PLC (United Kingdom)	64,537	2,344,207
Kroton Educacional SA (Brazil)	440,044	2,016,099
New Oriental Education & Technology Group, Inc. (China), ADR*	69,070	3,202,085

		7,562,391

Diversified Financial Services — 0.7%
Ackermans & van Haaren NV (Belgium)	13,185	1,747,305
Berkshire Hathaway, Inc. (Class B Stock)*	39,221	5,666,258
Cerved Information Solutions SpA (Italy)	757,845	6,401,693

		13,815,256

Diversified Telecommunication Services — 1.4%
China Unicom Hong Kong Ltd. (China)	950,000	1,157,466
Hellenic Telecommunications Organization SA (Greece)	218,195	1,914,849
Nippon Telegraph & Telephone Corp. (Japan)	289,230	13,228,220
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	4,989,000	1,661,275
Telenor ASA (Norway)	180,085	3,096,723
Verizon Communications, Inc.	179,442	9,327,395

		30,385,928

Electric Utilities — 1.6%
Avangrid, Inc.	162,014	6,768,945
Edison International	32,488	2,347,258
NextEra Energy, Inc.	86,485	10,578,845
PG&E Corp.	32,994	2,018,243
Power Assets Holdings Ltd. (Hong Kong)	1,111,820	10,879,904
Westar Energy, Inc.	28,455	1,614,821

		34,208,016

Electrical Equipment — 1.3%
Babcock & Wilcox Enterprises, Inc.*	110,380	1,821,270
Eaton Corp. PLC.	218,243	14,340,748
Legrand SA (France)	33,286	1,962,190
Schneider Electric SE (France)	78,886	5,487,643

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Thermon Group Holdings, Inc.*	157,574	$3,112,087

		26,723,938

Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc.(a)	80,915	5,582,326
Coherent, Inc.*	14,405	1,592,329
CTS Corp.	100,450	1,868,370
Keysight Technologies, Inc.*	99,150	3,142,063
Largan Precision Co. Ltd. (Taiwan)	16,000	1,950,024
ScanSource, Inc.*	81,740	2,983,510

		17,118,622

Energy Equipment & Services — 0.2%
Era Group, Inc.*	65,790	529,609
Schlumberger Ltd.	23,105	1,816,977
SEACOR Holdings, Inc.*(a)	46,080	2,741,299

		5,087,885

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	87,936	9,965,787
Corporate Office Properties Trust	79,300	2,248,155
Crown Castle International Corp.	16,625	1,566,241
DiamondRock Hospitality Co.(a)	164,730	1,499,043
Education Realty Trust, Inc.	51,160	2,207,042
Equinix, Inc.	7,717	2,780,049
Equity LifeStyle Properties, Inc.	22,698	1,751,832
Grivalia Properties REIC AE (Greece)	310,318	2,342,370
Hibernia REIT PLC (Ireland)	999,764	1,538,385
ICADE (France)	30,348	2,368,007
Kite Realty Group Trust	60,995	1,690,781
Mid-America Apartment Communities, Inc.(a)	25,345	2,382,177
Public Storage	41,812	9,329,930
STORE Capital Corp.	138,044	4,068,157
Summit Hotel Properties, Inc.	151,591	1,994,938
VEREIT, Inc.	84,473	875,985
Weyerhaeuser Co.	211,105	6,742,694

		55,351,573

Food & Staples Retailing — 1.3%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	19,625	951,071
Booker Group PLC (United Kingdom)	2,048,966	4,726,373
Costco Wholesale Corp.	122,871	18,739,056
Smart & Final Stores, Inc.*	184,780	2,359,641
Tsuruha Holdings, Inc. (Japan)	15,775	1,823,600

		28,599,741

Food Products — 1.7%
CJ CheilJedang Corp. (South Korea)	2,477	819,750
Cranswick PLC (United Kingdom)	278,694	8,451,506
Ebro Foods SA (Spain)	133,963	3,116,044
Greencore Group PLC (Ireland)	1,801,461	7,830,072
Hershey Co. (The)	40,566	3,878,110
Ingredion, Inc.	25,194	3,352,314
Mondelez International, Inc. (Class A Stock)	41,707	1,830,937
Pinnacle Foods, Inc.	83,733	4,200,885
Post Holdings, Inc.*	38,410	2,964,100

		36,443,718

Gas Utilities — 1.1%
Atmos Energy Corp.	13,610	1,013,537

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
ENN Energy Holdings Ltd. (China)	446,000	$2,183,396
Gas Natural SDG SA (Spain)	154,544	3,177,142
New Jersey Resources Corp.	31,950	1,049,877
Spire, Inc.	35,635	2,271,375
UGI Corp.	252,557	11,425,679
WGL Holdings, Inc.	37,390	2,344,353

		23,465,359

Health Care Equipment & Supplies — 2.0%
Align Technology, Inc.*	32,715	3,067,031
Baxter International, Inc.	69,992	3,331,619
Becton, Dickinson and Co.	20,097	3,612,034
DexCom, Inc.*	30,495	2,673,192
Haemonetics Corp.*	109,390	3,961,012
ICU Medical, Inc.*	14,560	1,840,093
Medtronic PLC(a)	166,572	14,391,821
STERIS PLC.	92,647	6,772,496
Zimmer Biomet Holdings, Inc.	17,211	2,237,774

		41,887,072

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*(a)	41,312	2,047,010
AmerisourceBergen Corp.	44,883	3,625,649
Amsurg Corp.*(a)	36,535	2,449,672
Cardinal Health, Inc.	118,940	9,241,638
HCA Holdings, Inc.*	73,368	5,548,822
Laboratory Corp. of America Holdings*	42,494	5,842,075
McKesson Corp.	55,189	9,202,766
Quest Diagnostics, Inc.	41,980	3,552,767
UnitedHealth Group, Inc.	54,697	7,657,580

		49,167,979

Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	251,100	3,306,987

Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc.*(a)	11,484	4,863,474
Domino’s Pizza Group PLC (United Kingdom)	349,192	1,690,513
Hilton Worldwide Holdings, Inc.	134,844	3,091,973
Las Vegas Sands Corp.(a)	115,723	6,658,701
McDonald’s Corp.	78,468	9,052,068
OPAP SA (Greece)	138,664	1,173,682
Panera Bread Co. (Class A Stock)*(a)	17,117	3,333,022
Sands China Ltd. (Hong Kong)	280,800	1,230,782

		31,094,215

Household Durables — 1.2%
Helen of Troy Ltd.*	17,330	1,493,326
Newell Brands, Inc.	76,933	4,051,292
NVR, Inc.*	7,092	11,629,958
Persimmon PLC (United Kingdom)	119,523	2,810,279
PulteGroup, Inc.	251,562	5,041,302

		25,026,157

Household Products — 0.6%
Colgate-Palmolive Co.	171,540	12,717,976

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,501,000	1,229,903
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	1,402,000	335,233

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	224,679	$500,246
Uniper SE (Germany)*	19,128	234,324

		2,299,706

Industrial Conglomerates — 1.4%
3M Co.	57,292	10,096,569
Carlisle Cos., Inc.	11,125	1,141,091
Honeywell International, Inc.	121,158	14,125,811
Nava Bharat Ventures Ltd. (India)	471,354	939,781
Rheinmetall AG (Germany)	19,101	1,331,402
Siemens AG (Germany)	26,948	3,159,947

		30,794,601

Insurance — 6.7%
Alleghany Corp.*	12,963	6,805,834
American International Group, Inc.	111,839	6,636,526
Assicurazioni Generali SpA (Italy)	160,129	1,954,216
Assured Guaranty Ltd.	57,435	1,593,821
Chubb Ltd.	201,574	25,327,773
Delta Lloyd NV (Netherlands)	280,839	1,288,103
Fairfax Financial Holdings Ltd. (Canada)	22,386	13,116,785
FNF Group	246,145	9,085,212
Kemper Corp.	60,340	2,372,569
Markel Corp.*	13,480	12,519,820
Marsh & McLennan Cos., Inc.	175,892	11,828,737
MetLife, Inc.	214,250	9,519,127
Primerica, Inc.(a)	20,115	1,066,698
Reinsurance Group of America, Inc.	38,830	4,191,310
T&D Holdings, Inc. (Japan)	155,700	1,756,467
Torchmark Corp.	57,426	3,668,947
White Mountains Insurance Group Ltd.	8,955	7,432,650
Willis Towers Watson PLC	98,065	13,020,090
XL Group Ltd. (Ireland)	119,727	4,026,419
Zurich Insurance Group AG (Switzerland)*	21,412	5,522,028

		142,733,132

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.*	5,077	4,251,023
Expedia, Inc.(a)	22,280	2,600,522
Liberty Interactive Corp. QVC Group (Class A Stock)*	80,993	1,620,670
Netflix, Inc.*	52,851	5,208,466
Priceline Group, Inc. (The)*	2,751	4,048,069

		17,728,750

Internet Software & Services — 1.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	63,052	6,670,271
Alphabet, Inc. (Class C Stock)*	5,070	3,940,860
ChinaCache International Holdings Ltd. (China), ADR*	36,210	139,409
CoStar Group, Inc.*	18,852	4,082,024
Facebook, Inc. (Class A Stock)*	25,999	3,334,892
GoDaddy, Inc. (Class A Stock)*	700	24,171
Just Eat PLC (United Kingdom)*	295,882	2,051,451
Mimecast Ltd.*	62,700	1,199,451
Tencent Holdings Ltd. (China)	148,704	4,134,274
Yandex NV (Russia) (Class A Stock)*	257,603	5,422,543

		30,999,346

IT Services — 2.3%
Accenture PLC (Class A Stock)	109,300	13,353,181

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Alliance Data Systems Corp.*	12,827	$2,751,776
Amdocs Ltd.	72,736	4,207,778
Automatic Data Processing, Inc.	144,195	12,717,999
Booz Allen Hamilton Holding Corp	135,398	4,279,931
Fidelity National Information Services, Inc.	71,592	5,514,732
Forrester Research, Inc.	63,450	2,468,205
Visa, Inc. (Class A Stock)(a)	19,820	1,639,114
WNS Holdings Ltd. (India), ADR*	31,300	937,435

		47,870,151

Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.*	36,275	3,023,159
Thermo Fisher Scientific, Inc.	15,249	2,425,506

		5,448,665

Machinery — 2.4%
Albany International Corp. (Class A Stock)	88,895	3,767,370
Allison Transmission Holdings, Inc.	180,728	5,183,279
Alstom SA (France)*	65,436	1,731,478
Caterpillar, Inc.(a)	33,733	2,994,478
CIRCOR International, Inc.	42,660	2,540,830
Deere & Co.(a)	66,913	5,711,025
ESCO Technologies, Inc.	56,640	2,629,229
Hino Motors Ltd. (Japan)	99,200	1,059,871
IDEX Corp.	74,880	7,006,522
Luxfer Holdings PLC (United Kingdom), ADR	167,185	1,937,674
Middleby Corp. (The)*	29,957	3,703,284
Mueller Industries, Inc.	126,150	4,089,783
PACCAR, Inc.	92,749	5,451,786
TriMas Corp.*	214,250	3,987,193

		51,793,802

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,427,214	7,006,285

Media — 0.5%
DISH Network Corp. (Class A Stock)*	74,622	4,087,793
SES SA (Luxembourg)	263,027	6,458,630

		10,546,423

Metals & Mining — 0.3%
BHP Billiton Ltd. (Australia), ADR	47,628	1,650,310
Franco-Nevada Corp. (Canada)	9,010	629,529
Glencore PLC (Switzerland)*	502,952	1,377,163
Goldcorp, Inc. (Canada)	45,927	758,714
Rio Tinto PLC (United Kingdom), ADR	33,831	1,129,955

		5,545,671

Multiline Retail — 0.3%
Dollar General Corp.	25,941	1,815,611
Fred’s, Inc. (Class A Stock)	154,200	1,397,052
Matahari Department Store Tbk PT (Indonesia)	1,522,800	2,162,274

		5,374,937

Multi-Utilities — 1.0%
Centrica PLC (United Kingdom)	888,043	2,625,718
Dominion Resources, Inc.(a)	141,765	10,528,887
E.ON SE (Germany)	431,918	3,069,870
National Grid PLC (United Kingdom)	135,287	1,910,625

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Sempra Energy	36,470	$3,909,219

		22,044,319

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp.	55,993	3,547,716
Canadian Natural Resources Ltd. (Canada), (NYSE)	61,089	1,957,292
Chevron Corp.	133,912	13,782,223
Concho Resources, Inc.*	7,670	1,053,475
Diamondback Energy, Inc.*	60,428	5,833,719
Dorian LPG Ltd.*(a)	139,510	837,060
EOG Resources, Inc.	37,219	3,599,449
Marathon Oil Corp.(a)	179,029	2,830,448
Newfield Exploration Co.*	17,911	778,412
Petroleo Brasileiro SA (Brazil), ADR*(a)	196,211	1,830,649
Phillips 66	129,300	10,415,115
Pioneer Natural Resources Co.	43,820	8,135,183
QEP Resources, Inc.	12,200	238,266
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	134,923	3,497,954
RSP Permian, Inc.*	76,610	2,970,936
Scorpio Tankers, Inc. (Monaco)	489,740	2,267,496
Suncor Energy, Inc. (Canada)	566,605	15,740,287
TOTAL SA (France)	67,408	3,205,980
TransCanada Corp. (Canada), (NYSE)	111,290	5,292,952
TransCanada Corp. (Canada), (TSX)(a)	30,000	1,424,826
Valero Energy Corp.	46,047	2,440,491
World Fuel Services Corp.	96,933	4,484,121
WPX Energy, Inc.*	98,518	1,299,452

		97,463,502

Paper & Forest Products — 0.2%
Deltic Timber Corp.(a)	39,655	2,685,833
KapStone Paper and Packaging Corp.	116,268	2,199,791

		4,885,624

Personal Products — 0.1%
LG Household & Health Care Ltd. (South Korea)	2,948	2,565,490

Pharmaceuticals — 5.2%
Allergan PLC*	12,022	2,768,787
AstraZeneca PLC (United Kingdom)	108,121	7,000,998
Bristol-Myers Squibb Co.	503,545	27,151,146
Eisai Co. Ltd. (Japan)	110,264	6,896,299
Johnson & Johnson	181,784	21,474,144
Merck & Co., Inc.	439,364	27,420,707
Ono Pharmaceutical Co. Ltd. (Japan)	224,555	6,269,677
Phibro Animal Health Corp. (Class A Stock)	60,200	1,636,236
Roche Holding AG (Switzerland)	23,283	5,785,793
UCB SA (Belgium)	20,142	1,559,114
Zoetis, Inc.	63,019	3,277,618

		111,240,519

Professional Services — 0.4%
FTI Consulting, Inc.*	104,870	4,673,007
Huron Consulting Group, Inc.*	33,040	1,974,470
Mistras Group, Inc.*	118,700	2,785,889

		9,433,366

Real Estate Management & Development — 0.8%
BR Malls Participacoes SA (Brazil)*	1,185,290	4,512,058
Castellum AB (Sweden)	150,178	2,249,962

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Daito Trust Construction Co. Ltd. (Japan)	47,521	$7,600,488
Vonovia SE (Germany)	84,518	3,204,024

		17,566,532

Real Estate Services
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	38,651	502,758

Road & Rail — 2.9%
AMERCO	10,917	3,539,619
Canadian National Railway Co. (Canada)	294,659	19,261,371
DSV A/S (Denmark)	75,493	3,766,736
Genesee & Wyoming, Inc. (Class A Stock)*	123,315	8,502,569
Kansas City Southern	39,177	3,655,998
Knight Transportation, Inc.(a)	106,918	3,067,477
Union Pacific Corp.	212,744	20,748,922

		62,542,692

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	409,730	15,467,307
Lam Research Corp.(a)	17,292	1,637,725
Maxim Integrated Products, Inc.	78,118	3,119,252
Micron Technology, Inc.*(a)	147,763	2,627,226
QUALCOMM, Inc.	89,732	6,146,642
Skyworks Solutions, Inc.(a)	48,929	3,725,454
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	249,000	1,463,658

		34,187,264

Software — 2.8%
Descartes Systems Group, Inc. (The) (Canada)*	64,350	1,384,657
Microsoft Corp.	657,236	37,856,794
SS&C Technologies Holdings, Inc.(a)	354,482	11,396,596
Verint Systems, Inc.*	102,306	3,849,775
Workday, Inc. (Class A Stock)*(a)	57,349	5,258,330

		59,746,152

Specialty Retail — 2.7%
Advance Auto Parts, Inc.(a)	95,717	14,273,319
Ascena Retail Group, Inc.*(a)	195,975	1,095,500
AutoZone, Inc.*(a)	4,840	3,718,766
CarMax, Inc.*(a)	35,310	1,883,789
Cato Corp. (The) (Class A Stock)	73,950	2,432,215
CST Brands, Inc.	77,250	3,714,953
DSW, Inc. (Class A Stock)	70,950	1,453,056
GameStop Corp. (Class A Stock)	44,550	1,229,135
Home Depot, Inc. (The)	74,248	9,554,233
Lowe’s Cos., Inc.	106,764	7,709,428
Stage Stores, Inc.(a)	159,725	896,057
TJX Cos., Inc. (The)	120,776	9,031,629

		56,992,080

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	20,701	2,340,248
Catcher Technology Co. Ltd. (Taiwan)	395,000	3,232,096
Diebold, Inc.	91,170	2,260,104
Samsung Electronics Co. Ltd. (South Korea)	3,925	5,717,792
Western Digital Corp.(a)	42,674	2,495,149

		16,045,389

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 1.0%
Brunello Cucinelli SpA (Italy)	55,206	$1,072,414
Crocs, Inc.*	282,649	2,345,987
NIKE, Inc. (Class B Stock)	305,176	16,067,516
VF Corp.	44,611	2,500,447

		21,986,364

Thrifts & Mortgage Finance — 0.2%
Indiabulls Housing Finance Ltd. (India)	33,944	422,820
Northwest Bancshares, Inc.(a)	208,810	3,280,405

		3,703,225

Tobacco — 1.0%
British American Tobacco PLC (United Kingdom)	125,619	8,011,442
Philip Morris International, Inc.	137,954	13,411,888

		21,423,330

Trading Companies & Distributors — 0.5%
Fastenal Co.(a)	74,880	3,128,486
GATX Corp.(a)	56,420	2,513,511
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	64,700	4,749,627

		10,391,624

Transportation Infrastructure — 0.3%
Groupe Eurotunnel SE (France)	76,113	824,491
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	3,226,000	4,476,820

		5,301,311

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,894,040	4,623,078

Wireless Telecommunication Services — 0.6%
KDDI Corp. (Japan)	178,150	5,519,446
Millicom International Cellular SA (Luxembourg), SDR	59,232	3,068,892
NTT DOCOMO, Inc. (Japan)	169,700	4,310,891

		12,899,229

TOTAL COMMON STOCKS
(cost $1,650,831,157)		1,823,296,768

PREFERRED STOCK — 0.2%
Banks — 0.2%
Itau Unibanco Holding SA (Brazil) (PRFC), ADR
(cost $2,255,351)	242,444	2,652,337

TOTAL LONG-TERM INVESTMENTS
(cost $1,653,086,508)		1,825,949,105

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

.	Shares	Value
SHORT-TERM INVESTMENTS — 22.7%
AFFILIATED MUTUAL FUND — 8.1%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $173,551,226)(b)(w)	173,551,226	$173,551,226
UNAFFILIATED FUND — 13.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $284,239,031)	284,239,031	284,239,031

	Notional Amount (000)#
OPTIONS PURCHASED* — 1.2%
Put Options
S&P 500 Index,
expiring 12/16/16,
Strike Price $1,875.00	425	3,230,000
expiring 03/17/17,
Strike Price $1,875.00	288	8,544,690
expiring 06/16/17,
Strike Price $1,875.00	288	13,277,355

TOTAL OPTIONS PURCHASED
(cost $79,232,601)		25,052,045

TOTAL SHORT-TERM INVESTMENTS

(cost $537,022,858)		482,842,302

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN —108.7%

(cost $2,190,109,366)		2,308,791,407

	Notional Amount (000)#	Value
OPTIONS WRITTEN* — (0.6)%
Put Options
S&P 500 Index,
expiring 03/17/17,
Strike Price $1,725.00	288	$(4,085,340)
expiring 06/16/17,
Strike Price $1,725.00	288	(7,998,060)

TOTAL OPTIONS WRITTEN
(premiums received $26,968,766)		(12,083,400)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.1%
(cost $2,163,140,600)		2,296,708,007
Liabilities in excess of other assets(z) —(8.1)%		(172,179,554)

NET ASSETS — 100.0%		$2,124,528,453

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $169,575,586; cash collateral of $173,482,773 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Short Position:
789	S&P 500 E-Mini Index	Dec. 2016	$84,892,455	$85,227,780	$(335,325)

Cash of $3,313,800 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 12/21/16	Commonwealth Bank of Australia	EUR	3,726	$4,197,973	$4,202,043	$(4,070)
Expiring 12/21/16	Credit Suisse First Boston Corp.	EUR	3,726	4,198,141	4,202,043	(3,902)
Expiring 12/21/16	RBC Capital Markets	EUR	3,726	4,196,475	4,202,043	(5,568)
Expiring 12/21/16	State Street Bank	EUR	3,726	4,197,153	4,202,043	(4,890)

				$16,789,742	$16,808,172	$(18,430)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 –	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks
Aerospace & Defense	$11,102,976	$2,942,325	$—
Air Freight & Logistics	15,718,392	2,676,045	—
Airlines	2,408,792	—	—
Auto Components	—	3,158,974	—
Automobiles	4,785,585	3,172,593	—
Banks	107,304,924	19,092,802	—
Beverages	26,902,568	5,990,697	—
Biotechnology	484,996	—	—
Building Products	10,698,497	5,466,446	—
Capital Markets	48,036,693	4,491,313	—
Chemicals	24,926,969	1,911,902	—
Commercial Services & Supplies	42,520,867	—	—
Communications Equipment	26,625,042	2,468,733	—
Construction & Engineering	2,191,428	270,243	—
Construction Materials	—	12,444,257	—
Consumer Finance	12,155,560	—	—
Containers & Packaging	37,759,320	9,939,699	—
Diversified Consumer Services	5,218,184	2,344,207	—
Diversified Financial Services	5,666,258	8,148,998	—
Diversified Telecommunication Services	9,327,395	21,058,533	—
Electric Utilities	23,328,112	10,879,904	—
Electrical Equipment	19,274,105	7,449,833	—
Electronic Equipment, Instruments & Components	15,168,598	1,950,024	—
Energy Equipment & Services	5,087,885	—	—
Equity Real Estate Investment Trusts (REITs)	49,102,811	6,248,762	—
Food & Staples Retailing	22,049,768	6,549,973	—
Food Products	16,226,346	20,217,372	—
Gas Utilities	18,104,821	5,360,538	—
Health Care Equipment & Supplies	41,887,072	—	—
Health Care Providers & Services	49,167,979	—	—
Health Care Technology	3,306,987	—	—
Hotels, Restaurants & Leisure	26,999,238	4,094,977	—
Household Durables	22,215,878	2,810,279	—
Household Products	12,717,976	—	—
Independent Power & Renewable Electricity Producers	234,324	2,065,382	—
Industrial Conglomerates	25,363,471	5,431,130	—
Insurance	132,212,318	10,520,814	—

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Internet & Direct Marketing Retail	$17,728,750	$—	$—
Internet Software & Services	24,813,621	6,185,725	—
IT Services	47,870,151	—	—
Life Sciences Tools & Services	5,448,665	—	—
Machinery	49,002,453	2,791,349	—
Marine	7,006,285	—	—
Media	4,087,793	6,458,630	—
Metals & Mining	4,168,508	1,377,163	—
Multiline Retail	3,212,663	2,162,274	—
Multi-Utilities	14,438,106	7,606,213	—
Oil, Gas & Consumable Fuels	90,759,568	6,703,934	—
Paper & Forest Products	4,885,624	—	—
Personal Products	—	2,565,490	—
Pharmaceuticals	83,728,638	27,511,881	—
Professional Services	9,433,366	—	—
Real Estate Management & Development	4,512,058	13,054,474	—
Real Estate Services	—	502,758	—
Road & Rail	58,775,956	3,766,736	—
Semiconductors & Semiconductor Equipment	32,723,606	1,463,658	—
Software	59,746,152	—	—
Specialty Retail	56,992,080	—	—
Technology Hardware, Storage & Peripherals	7,095,501	8,949,888	—
Textiles, Apparel & Luxury Goods	20,913,950	1,072,414	—
Thrifts & Mortgage Finance	3,280,405	422,820	—
Tobacco	13,411,888	8,011,442	—
Trading Companies & Distributors	10,391,624	—	—
Transportation Infrastructure	—	5,301,311	—
Water Utilities	—	4,623,078	—
Wireless Telecommunication Services	—	12,899,229	—
Preferred Stocks
Banks	2,652,337	—	—
Affiliated Mutual Fund	173,551,226	—	—
Unaffiliated Fund	284,239,031	—	—
Options Purchased	25,052,045	—	—
Options Written	(12,083,400)	—	—
Other Financial Instruments*
Futures Contracts	(335,325)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(18,430)	—

Total	$1,983,785,460	$312,568,792	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$24,540,693	L1 to L2	Official Close to Model Price
Common Stocks	$ 1,695,056	L3 to L2	Stale Price to Model Price

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 09/30/16
Equity contracts.	$12,633,320
Foreign exchange contracts	(18,430)

Total	$12,614,890

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 70.8%
COMMON STOCKS — 40.7%
Australia
Star Entertainment Group Ltd. (The)	1,424	$6,605

Belgium — 0.1%
UCB SA	299	23,144

Canada — 0.8%
Agnico Eagle Mines Ltd.	82	4,443
Crew Energy, Inc.*	2,617	13,684
Franco-Nevada Corp.	63	4,402
Kelt Exploration Ltd.*	5,447	24,039
Keyera Corp.	627	20,273
Raging River Exploration, Inc.*	3,318	27,213
Seven Generations Energy Ltd. (Class A Stock)*	1,518	36,540
Tidewater Midstream and Infrastructure Ltd.	5,175	5,936

		136,530

Cayman Islands — 0.1%
Theravance Biopharma, Inc.*	254	9,205

China — 0.9%
AAC Technologies Holdings, Inc.	760	7,679
Alibaba Group Holding Ltd., ADR*(a)	621	65,696
Baidu, Inc., ADR*	48	8,739
China Lodging Group Ltd., ADR	218	9,830
Ctrip.com International Ltd., ADR*	243	11,316
Geely Automobile Holdings Ltd.	10,286	9,262
NetEase, Inc., ADR	58	13,965
Tencent Holdings Ltd.	700	19,461

		145,948

Denmark — 0.1%
DSV A/S	134	6,686
Genmab A/S*	44	7,531

		14,217

Finland — 0.2%
Nokia OYJ	6,131	35,538

France — 0.1%
Essilor International SA	167	21,542

Germany
Zalando SE*	186	7,771

Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	5,000	3,382
Tongda Group Holdings Ltd.	37,000	9,075

		12,457

Israel — 0.1%
Orbotech Ltd.*	466	13,798
Wix.com Ltd.*	102	4,430

		18,228

Japan — 10.4%
Aeon Delight Co. Ltd.	885	27,008
Alpine Electronics, Inc.	1,790	23,680
Amano Corp.	777	12,421
Aoyama Trading Co. Ltd.	959	33,168
Asahi Group Holdings Ltd.	873	31,801
Astellas Pharma, Inc.	1,865	29,130
Bandai Namco Holdings, Inc.	1,066	32,628
Bridgestone Corp.	964	35,517
Casio Computer Co. Ltd.	1,200	16,801

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Chugai Pharmaceutical Co. Ltd.	248	$8,964
Daito Trust Construction Co. Ltd.	228	36,466
DeNA Co. Ltd.	688	25,016
Eisai Co. Ltd.	550	34,399
Fuji Heavy Industries Ltd.	992	37,219
GLP J-Reit, REIT	14	18,644
Hazama Ando Corp.	5,682	34,589
Hikari Tsushin, Inc.	184	17,086
HIS Co. Ltd.	869	22,750
Hitachi High-Technologies Corp.	456	18,254
Hosiden Corp.	2,129	15,438
Isuzu Motors Ltd.	2,347	27,627
ITOCHU Corp.	3,133	39,443
Japan Airlines Co. Ltd.	1,019	29,954
Japan Petroleum Exploration Co. Ltd.	1,042	23,074
Japan Tobacco, Inc.	726	29,719
JGC Corp.	1,362	23,710
Kaken Pharmaceutical Co. Ltd.	368	22,618
KDDI Corp.	1,295	40,122
Kinden Corp.	3,205	36,949
Kuroda Electric Co. Ltd.	1,248	23,949
LaSalle Logiport REIT, REIT	34	36,096
LINE Corp.*	81	3,882
Medipal Holdings Corp.	1,500	26,001
Mitsubishi UFJ Financial Group, Inc.	11,615	58,843
MS&AD Insurance Group Holdings, Inc.	1,291	35,982
Nintendo Co. Ltd.	161	43,108
Nippo Corp.	1,417	26,945
Nippon Telegraph & Telephone Corp.	1,481	67,735
Nippon Television Holdings, Inc.	2,520	42,780
NTT DOCOMO, Inc.	410	10,415
Olympus Corp.	400	13,969
Ono Pharmaceutical Co. Ltd.	1,424	39,759
PAL GROUP Holdings Co. Ltd.	670	15,559
PanaHome Corp.	2,410	19,188
Recruit Holdings Co. Ltd.	920	37,530
San-In Godo Bank Ltd. (The)	2,346	16,030
Sankyo Co. Ltd.	573	19,576
Shimamura Co. Ltd.	267	32,505
Shionogi & Co. Ltd.	360	18,444
Sony Financial Holdings, Inc.	1,512	20,823
Sumitomo Real Estate Sales Co. Ltd.	1,205	24,608
Sundrug Co. Ltd.	47	3,945
Suzuki Motor Corp.	560	18,757
T&D Holdings, Inc.	922	10,401
Takeda Pharmaceutical Co. Ltd.	200	9,586
Takuma Co. Ltd.	2,979	28,134
Tokai Rika Co. Ltd.	913	17,877
Tokio Marine Holdings, Inc.	1,066	40,881
Tokyo Ohka Kogyo Co. Ltd.	369	11,254
Tokyo Seimitsu Co. Ltd.	973	25,977
Toshiba Machine Co. Ltd.	5,280	18,133
Toyota Industries Corp.	703	32,631
TS Tech Co. Ltd.	1,157	29,299
TV Asahi Holdings Corp.	1,686	31,095
Ushio, Inc.	1,722	19,840
Yamato Kogyo Co. Ltd.	883	26,134

		1,741,866

Netherlands — 0.1%
NXP Semiconductors NV*	119	12,139

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore — 0.4%
Broadcom Ltd.	380	$65,558

South Korea — 0.4%
Advanced Process Systems Corp.*	499	11,187
Hanon Systems	326	3,688
NAVER Corp.	4	3,220
Samsung Electronics Co. Ltd.	35	50,987

		69,082

Switzerland — 0.6%
Actelion Ltd.*	109	18,915
Glencore PLC*	1,200	3,286
Lonza Group AG*	34	6,508
Novartis AG	96	7,576
Partners Group Holding AG	13	6,568
Roche Holding AG	260	64,610

		107,463

Taiwan — 0.3%
Largan Precision Co. Ltd.	235	28,641
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	761	23,279
Win Semiconductors Corp.	2,154	6,333

		58,253

Thailand — 0.1%
Fabrinet*	272	12,128

United Kingdom — 0.7%
Anglo American PLC*	268	3,342
ASOS PLC*	194	12,208
AstraZeneca PLC, ADR	1,820	59,805
Just Eat PLC*	618	4,285
RPC Group PLC	698	8,674
Sage Group PLC (The)	589	5,628
Smith & Nephew PLC	1,104	17,806

		111,748

United States — 25.2%
Abbott Laboratories	660	27,911
Acadia Healthcare Co., Inc.*	143	7,086
Accenture PLC (Class A Stock)	167	20,402
Activision Blizzard, Inc.	181	8,018
Adobe Systems, Inc.*	131	14,219
Aerie Pharmaceuticals, Inc.*	373	14,077
Aetna, Inc.	110	12,699
Alder Biopharmaceuticals, Inc.*	240	7,865
Alkermes PLC*	650	30,569
Allergan PLC*	380	87,518
Alliance Data Systems Corp.*	179	38,401
Alnylam Pharmaceuticals, Inc.*	140	9,489
Alphabet, Inc. (Class A Stock)*	225	180,913
Amazon.com, Inc.*	147	123,085
Amphenol Corp. (Class A Stock)	255	16,555
Anadarko Petroleum Corp.	725	45,936
Analog Devices, Inc.	523	33,707
Anika Therapeutics, Inc.*	139	6,651
Apple, Inc.	1,443	163,131
Arena Pharmaceuticals, Inc.*	3,130	5,477
ARIAD Pharmaceuticals, Inc.*	1,202	16,455
Arista Networks, Inc.*	257	21,866
athenahealth, Inc.*	60	7,567
AZZ, Inc.	101	6,592

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Baxter International, Inc.	449	$21,372
Becton, Dickinson and Co.	168	30,195
Biogen, Inc.*	44	13,773
BioMarin Pharmaceutical, Inc.*	120	11,102
Boston Scientific Corp.*	2,120	50,456
Bristol-Myers Squibb Co.	1,610	86,811
BroadSoft, Inc.*	537	24,997
Cabot Microelectronics Corp.	124	6,561
Callaway Golf Co.	648	7,523
Callidus Software, Inc.*	451	8,276
Callon Petroleum Co.*	2,003	31,447
Cardinal Health, Inc.	190	14,763
Cavium, Inc.*	431	25,084
Celgene Corp.*	430	44,948
Cerner Corp.*	290	17,907
Cigna Corp.	100	13,032
Cimarex Energy Co.	323	43,402
Clovis Oncology, Inc.*	254	9,157
Cognex Corp.	273	14,431
Coherent, Inc.*	428	47,311
Community Health Systems, Inc.*	430	4,962
Concho Resources, Inc.*	325	44,639
Cornerstone OnDemand, Inc.*	198	9,098
CoStar Group, Inc.*	38	8,228
Diamondback Energy, Inc.*	795	76,749
Dolby Laboratories, Inc. (Class A Stock)	166	9,012
Edwards Lifesciences Corp.*	123	14,829
Electronic Arts, Inc.*	279	23,827
Eli Lilly & Co.	940	75,444
Ellie Mae, Inc.*	162	17,059
EMCOR Group, Inc.	163	9,718
Energen Corp.	727	41,962
EnerSys	96	6,642
Entegris, Inc.*	520	9,058
Envision Healthcare Holdings, Inc.*	450	10,021
EOG Resources, Inc.	305	29,497
EQT Corp.	659	47,857
Exelixis, Inc.*	661	8,454
Expedia, Inc.	466	54,392
Facebook, Inc. (Class A Stock)*	698	89,532
Fair Isaac Corp.	49	6,105
Finisar Corp.*	365	10,877
First Solar, Inc.*	336	13,269
FleetCor Technologies, Inc.*	57	9,903
FormFactor, Inc.*	971	10,535
Gigamon, Inc.*	149	8,165
Global Payments, Inc.	440	33,774
GoDaddy, Inc. (Class A Stock)*	580	20,027
Granite Construction, Inc.	154	7,660
Guidewire Software, Inc.*	94	5,638
Halliburton Co.	823	36,936
HCA Holdings, Inc.*	330	24,958
HubSpot, Inc.*	417	24,028
IDEX Corp.	95	8,889
Illumina, Inc.*	130	23,616
Incyte Corp.*	806	75,998
Inphi Corp.*	213	9,268
Intel Corp.	2,248	84,862
Intuitive Surgical, Inc.*	17	12,322
iRobot Corp.*	452	19,879
Ironwood Pharmaceuticals, Inc.*	580	9,210

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Itron, Inc.*	156	$8,699
j2 Global, Inc.	247	16,453
Johnson & Johnson	340	40,164
Knight Transportation, Inc.	283	8,119
Lam Research Corp.	221	20,931
Laredo Petroleum, Inc.*	2,200	28,380
LifePoint Health, Inc.*	100	5,923
Lumentum Holdings, Inc.*	618	25,814
Martin Marietta Materials, Inc.	60	10,747
Match Group, Inc.*	1,194	21,241
Maxim Integrated Products, Inc.	258	10,302
MaxLinear, Inc. (Class A Stock)*	448	9,081
McKesson Corp.	200	33,350
Medicines Co. (The)*	410	15,473
Medtronic PLC	830	71,712
Merck & Co., Inc.	1,150	71,772
Microchip Technology, Inc.(a)	840	52,198
Micron Technology, Inc.*	2,820	50,140
Microsoft Corp.	570	32,832
MKS Instruments, Inc.	145	7,211
Mobileye NV*	175	7,450
Monolithic Power Systems, Inc.	451	36,306
Mylan NV*	835	31,830
Netflix, Inc.*	732	72,139
Nevro Corp.*	105	10,961
Newfield Exploration Co.*	1,008	43,808
Nordson Corp.	121	12,055
NVIDIA Corp.	99	6,783
Oclaro, Inc.*	3,824	32,695
ORBCOMM, Inc.*	2,623	26,886
Oshkosh Corp.	185	10,360
Panera Bread Co. (Class A Stock)*	55	10,710
Parsley Energy, Inc. (Class A Stock)*	908	30,427
Patheon NV*	380	11,259
PayPal Holdings, Inc.*	134	5,490
Pioneer Natural Resources Co.	327	60,708
Pure Storage, Inc. (Class A Stock)*	1,559	21,124
QEP Resources, Inc.	2,780	54,293
QUALCOMM, Inc.	898	61,513
RealPage, Inc.*	349	8,969
Regeneron Pharmaceuticals, Inc.*	140	56,283
Rice Energy, Inc.*	1,521	39,713
RSP Permian, Inc.*	520	20,166
Seagate Technology PLC	2,044	78,796
ServiceNow, Inc.*	232	18,363
Spark Therapeutics, Inc.*	185	11,111
St. Jude Medical, Inc.	280	22,333
Stryker Corp.	205	23,864
Supernus Pharmaceuticals, Inc.*	210	5,193
Synergy Resources Corp.*	3,884	26,916
Take-Two Interactive Software, Inc.*	239	10,774
Team Health Holdings, Inc.*	350	11,396
TESARO, Inc.*	154	15,437
Thermo Fisher Scientific, Inc.	155	24,654
TransUnion*	676	23,322
Ubiquiti Networks, Inc.*	173	9,256
Ultragenyx Pharmaceutical, Inc.*	390	27,667
UnitedHealth Group, Inc.	470	65,800
Universal Display Corp.*	248	13,766
Valero Energy Corp.	241	12,773
Visa, Inc. (Class A Stock)	198	16,375

		Shares		Value
COMMON STOCKS (Continued)
United States (cont’d.)
Walgreens Boots Alliance, Inc.			70	$5,643
WellCare Health Plans, Inc.*			135	15,807
Workday, Inc. (Class A Stock)*			197	18,063
WPX Energy, Inc.*			3,511	46,310
Xencor, Inc.*			428	10,482
XPO Logistics, Inc.*			224	8,214
Zeltiq Aesthetics, Inc.*			147	5,765
Zendesk, Inc.*			555	17,044
Zillow Group, Inc. (Class C Stock)*			235	8,143

				4,241,373

TOTAL COMMON STOCKS (cost $6,322,577)				6,850,795

EXCHANGE TRADED FUNDS — 9.3%
PowerShares DB Agriculture Fund*			16,456	328,791
PowerShares DB Base Metals Fund*			25,163	353,540
PowerShares DB Energy Fund*(a)			25,864	319,938
PowerShares DB Precious Metals Fund*			12,370	502,346
TOPIX Exchange Traded Fund			4,650	62,661

TOTAL EXCHANGE TRADED FUNDS (cost $1,528,446)				1,567,276

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 20.8%
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, RegS, 144A
3.900%	07/15/20	EUR	45	59,136
Belgium Government Bond (Belgium),
Unsec’d. Notes, RegS, 144A
2.600%	06/22/24	EUR	40	54,653
Canadian Government Bond (Canada), Bonds
1.250%	08/01/17	CAD	90	69,001
3.500%	12/01/45	CAD	25	27,078
4.000%	12/01/31	CAD	115	197,748
5.000%	06/01/37	CAD	15	18,164
Denmark Government Bond (Denmark), Bonds
4.500%	11/15/39	DKK	130	36,864
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, RegS, 144A
3.375%	04/15/20	EUR	40	51,261
France Government Bond (France), Bonds, RegS
1.000%	07/25/17	EUR	225	292,842
1.850%	07/25/27	EUR	105	165,706
3.150%	07/25/32	EUR	80	182,633
3.500%	04/25/20	EUR	55	70,799
Ireland Government Bond (Ireland), Bonds
4.500%	04/18/20	EUR	25	33,010
5.400%	03/13/25	EUR	25	40,206
Italy Buoni Poliennali Del Tesoro (Italy), Bonds
1.500%	08/01/19	EUR	70	81,962
Sr. Unsec’d. Notes
4.750%	06/01/17	EUR	65	75,452
Sr. Unsec’d. Notes, RegS

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
2.600%	09/15/23	EUR	155	$236,370
Netherlands Government Bond (Netherlands), Bonds, RegS, 144A
2.000%	07/15/24	EUR	40	52,886
4.000%	01/15/37	EUR	15	29,067
Norway Government Bond (Norway), Bonds, RegS, 144A
3.000%	03/14/24	NOK	580	82,524
3.750%	05/25/21	NOK	235	33,190
4.250%	05/19/17	NOK	230	29,429
Spain Government Bond (Spain), Bonds
1.400%	01/31/20	EUR	40	47,125
Sr. Unsec’d. Notes, RegS, 144A
4.400%	10/31/23	EUR	55	78,879
Sweden Government Bond (Sweden), Bonds
2.500%	05/12/25	SEK	315	44,841
5.000%	12/01/20	SEK	315	45,307
United Kingdom Gilt (United Kingdom), Bonds, RegS
0.625%	03/22/40	GBP	80	216,190
0.750%	11/22/47	GBP	75	249,218
1.125%	11/22/37	GBP	70	208,222
1.250%	11/22/27	GBP	55	135,809
1.250%	11/22/32	GBP	65	163,374
1.250%	11/22/55	GBP	50	237,009
2.500%	07/17/24	GBP	10	47,906
3.750%	09/07/21	GBP	15	22,786
5.000%	03/07/25	GBP	15	26,431
Unsec’d. Notes, RegS
3.500%	01/22/45	GBP	25	47,285

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,343,119)				3,490,363

TOTAL LONG-TERM INVESTMENTS (cost $11,194,142)				11,908,434

		Shares
SHORT-TERM INVESTMENTS —27.4%
AFFILIATED MUTUAL FUND — 0.5%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $88,169)(b)(w)			88,169	88,169

UNAFFILIATED MUTUAL FUND — 26.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $4,517,462)			4,517,462	4,517,462

	Notional
	Amount
	(000)#			Value
OPTIONS PURCHASED*
Call Options
FTSE 100 Index, expiring 11/18/16,
Strike Price $7,250.00	GBP	—	(r)	$685
S&P 500 Index, expiring 12/16/16,
Strike Price $2,250.00		1		6,360
expiring 11/18/16, Strike Price $2,275.00		—	(r)	240

TOTAL OPTIONS PURCHASED (cost $10,475)				7,285

TOTAL SHORT-TERM INVESTMENTS (cost $4,616,106)				4,612,916

TOTAL INVESTMENTS — 98.2% (cost $15,810,248)				16,521,350
Other assets in excess of liabilities(z) —1.8%				299,246

NET ASSETS — 100.0%				$16,820,596

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,180; cash collateral of $88,100 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
1	3 Year Australian Treasury Bonds	Dec. 2016	$237,493	$237,590	$97
3	5 Year Euro-Bobl	Dec. 2016	443,636	445,152	1,516
3	5 Year U.S.Treasury Notes	Dec. 2016	365,063	364,547	(516)
5	10 Year Euro-Bund.	Dec. 2016	927,218	930,700	3,482
4	10 Year Mini Japanese Government Bonds	Dec. 2016	598,787	600,838	2,051
4	10 Year U.K. Gilt	Dec. 2016	680,167	675,290	(4,877)
6	20 Year U.S. Treasury Bonds	Dec. 2016	1,023,230	1,008,938	(14,292)
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	747,405	735,500	(11,905)
1	Amsterdam Index	Oct. 2016	99,833	101,574	1,741
1	ASX SPI 200 Index	Dec. 2016	99,381	103,629	4,248
5	Australian Dollar Currency	Dec. 2016	381,800	382,450	650
4	BIST National 30 Index.	Oct. 2016	12,825	12,552	(273)
3	CAC40 10 Euro	Oct. 2016	149,421	149,749	328
7	Canadian Dollar Currency	Dec. 2016	529,565	533,995	4,430
9	Euro Schatz. DUA Index	Dec. 2016	1,133,033	1,133,707	674
1	Euro-OAT	Dec. 2016	179,950	179,872	(78)
1	FTSE 100 Index.	Dec. 2016	89,000	88,883	(117)
1	FTSE/MIB Index	Dec. 2016	93,884	91,874	(2,010)
2	Hang Seng China Enterprises Index	Oct. 2016	126,590	123,769	(2,821)
3	Mini MSCI Emerging Markets Index	Dec. 2016	139,027	136,875	(2,152)
5	MSCI Taiwan Stock Index	Oct. 2016	173,625	170,850	(2,775)
1	NASDAQ 100 E-Mini Index	Dec. 2016	97,425	97,405	(20)
1	Russell 2000 Mini Index	Dec. 2016	124,240	124,830	590
2	S&P Mid Cap 400 E-Mini Index	Dec. 2016	304,855	309,920	5,065
1	S&P/TSX 60 Index	Dec. 2016	130,782	130,371	(411)

					(17,375)

Short Positions:
2	10 Year Australian Treasury Bonds	Dec. 2016	1,608,703	1,611,291	(2,588)
3	10 Year Canadian Government Bonds	Dec. 2016	334,962	335,958	(996)
18	10 Year U.S. Treasury Notes	Dec. 2016	2,361,297	2,360,250	1,047
7	British Pound Currency	Dec. 2016	573,055	568,619	4,436
3	Euro Currency	Dec. 2016	421,950	422,888	(938)
1	FTSE/JSE Top 40 Index	Dec. 2016	33,453	33,468	(15)
20	Japanese Yen Currency	Dec. 2016	2,444,000	2,472,625	(28,625)
2	Swiss Franc Currency	Dec. 2016	257,013	258,750	(1,737)
9	TOPIX Index	Dec. 2016	1,176,939	1,174,202	2,737

					(26,679)

					$(44,054)

Cash of $410,400 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/31/16	Commonwealth Bank of Australia	AUD	72	$55,002	$55,065	$63
Expiring 10/31/16	Commonwealth Bank of Australia	AUD	52	39,723	39,768	45
Expiring 10/31/16	Credit Agricole	AUD	73	55,744	55,829	85
Expiring 10/31/16	Credit Agricole	AUD	53	40,472	40,534	62
Brazilian Real,
Expiring 10/04/16	Goldman Sachs & Co.	BRL	310	95,496	95,209	(287)
Expiring 10/04/16	Goldman Sachs & Co.	BRL	235	71,947	72,175	228
Expiring 10/04/16	Hong Kong & Shanghai Bank	BRL	155	47,720	47,604	(116)
Expiring 10/04/16	Morgan Stanley	BRL	150	46,729	46,069	(660)
Expiring 10/04/16	State Street Bank	BRL	110	33,886	33,784	(102)
Expiring 10/04/16	UBS AG	BRL	155	47,736	47,604	(132)
Expiring 11/03/16	Goldman Sachs & Co.	BRL	310	94,885	94,373	(512)
Expiring 11/03/16	Goldman Sachs & Co.	BRL	125	38,260	38,054	(206)
British Pound,
Expiring 10/31/16	Bank of America	GBP	55	71,482	71,335	(147)
Canadian Dollar,
Expiring 10/31/16	Barclays Capital Group	CAD	40	30,452	30,496	44
Euro,
Expiring 10/31/16	Bank of America	EUR	25	28,033	28,125	92
Expiring 10/31/16	UBS AG	EUR	45	50,565	50,626	61
Hungarian Forint,
Expiring 10/28/16	Barclays Capital Group	HUF	19,000	69,753	69,295	(458)
Indian Rupee,
Expiring 10/28/16	JPMorgan Chase	INR	13,314	198,999	198,959	(40)
Expiring 10/28/16	JPMorgan Chase	INR	3,320	49,623	49,613	(10)
Expiring 10/28/16	Standard Chartered PLC	INR	6,656	99,447	99,464	17
Expiring 10/28/16	Standard Chartered PLC	INR	1,660	24,802	24,806	4
Japanese Yen,
Expiring 10/31/16	Bank of America	JPY	13,720	136,894	135,478	(1,416)
Expiring 10/31/16	BNP Paribas	JPY	6,655	66,330	65,714	(616)
Expiring 10/31/16	RBC Dominion Securities	JPY	6,655	66,362	65,715	(647)
Mexican Peso,
Expiring 10/31/16	Barclays Capital Group	MXN	710	35,917	36,481	564
Expiring 10/31/16	State Street Bank	MXN	1,105	56,447	56,777	330
New Taiwanese Dollar,
Expiring 10/31/16	Hong Kong & Shanghai Bank	TWD	10,790	344,784	344,524	(260)
Expiring 10/31/16	JPMorgan Chase	TWD	10,750	344,331	343,247	(1,084)
New Zealand Dollar,
Expiring 10/31/16	National Australia Bank	NZD	215	155,906	156,346	440
Expiring 10/31/16	National Australia Bank	NZD	170	123,275	123,623	348
Expiring 10/31/16	State Street Bank	NZD	110	80,038	79,991	(47)
Norwegian Krone,
Expiring 10/31/16	Goldman Sachs & Co.	NOK	390	48,058	48,789	731
Expiring 10/31/16	JPMorgan Chase	NOK	370	46,316	46,287	(29)
Polish Zloty,
Expiring 10/31/16	Barclays Capital Group	PLN	145	37,866	37,891	25
Singapore Dollar,
Expiring 10/31/16	Goldman Sachs & Co.	SGD	225	165,281	165,029	(252)
South African Rand,
Expiring 10/31/16	Bank of America	ZAR	1,335	98,100	96,693	(1,407)
Expiring 10/31/16	JPMorgan Chase	ZAR	550	39,860	39,836	(24)
South Korean Won,
Expiring 10/31/16	Barclays Capital Group	KRW	73,550	66,718	66,766	48
Expiring 10/31/16	Credit Suisse First Boston Corp.	KRW	159,935	144,724	145,183	459
Swiss Franc,
Expiring 10/31/16	Bank of America	CHF	55	57,048	56,722	(326)
Expiring 10/31/16	JPMorgan Chase	CHF	55	56,813	56,722	(91)

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/31/16	State Street Bank	CHF	20	$20,600	$20,627	$27

				$3,482,424	$3,477,228	(5,196)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/31/16	Credit Suisse First Boston Corp.	AUD	105	$79,997	$80,302	$(305)
Brazilian Real,
Expiring 10/04/16	Goldman Sachs & Co.	BRL	310	95,679	95,209	470
Expiring 10/04/16	Goldman Sachs & Co.	BRL	125	38,580	38,391	189
Expiring 10/04/16	Goldman Sachs & Co.	BRL	110	33,886	33,784	102
Expiring 10/04/16	Hong Kong & Shanghai Bank	BRL	150	45,640	46,069	(429)
Expiring 10/04/16	Hong Kong & Shanghai Bank	BRL	5	1,540	1,535	5
Expiring 10/04/16	Morgan Stanley	BRL	150	46,208	46,069	139
Expiring 10/04/16	State Street Bank	BRL	110	33,435	33,784	(349)
Expiring 10/04/16	UBS AG	BRL	155	47,748	47,604	144
British Pound,
Expiring 10/31/16	UBS AG	GBP	905	1,172,536	1,173,783	(1,247)
Expiring 10/31/16	UBS AG	GBP	67	86,807	86,899	(92)
Expiring 10/31/16	UBS AG	GBP	55	71,259	71,335	(76)
Expiring 10/31/16	UBS AG	GBP	10	12,956	12,970	(14)
Canadian Dollar,
Expiring 10/31/16	Barclays Capital Group	CAD	310	236,005	236,346	(341)
Expiring 10/31/16	Barclays Capital Group	CAD	147	111,912	112,074	(162)
Expiring 10/31/16	Barclays Capital Group	CAD	135	101,841	102,925	(1,084)
Danish Krone,
Expiring 10/31/16	Barclays Capital Group	DKK	225	33,901	34,001	(100)
Euro,
Expiring 10/31/16	Bank of America	EUR	45	50,479	50,626	(147)
Expiring 10/31/16	RBC Dominion Securities	EUR	35	39,292	39,375	(83)
Expiring 10/31/16	UBS AG	EUR	1,001	1,124,794	1,126,141	(1,347)
Expiring 10/31/16	UBS AG	EUR	600	674,202	675,010	(808)
Expiring 10/31/16	UBS AG	EUR	70	78,657	78,751	(94)
Expiring 10/31/16	UBS AG	EUR	41	46,070	46,125	(55)
Hungarian Forint,
Expiring 10/28/16	Barclays Capital Group	HUF	10,575	38,823	38,568	255
Indian Rupee,
Expiring 10/28/16	JPMorgan Chase	INR	1,617	24,169	24,164	5
Expiring 10/28/16	Standard Chartered PLC	INR	808	12,072	12,074	(2)
Japanese Yen,
Expiring 10/31/16	BNP Paribas	JPY	3,200	31,894	31,598	296
Expiring 10/31/16	RBC Dominion Securities	JPY	3,200	31,909	31,598	311
Mexican Peso,
Expiring 10/31/16	Barclays Capital Group	MXN	1,040	52,310	53,437	(1,127)
Expiring 10/31/16	BNP Paribas	MXN	1,040	52,611	53,437	(826)
New Taiwanese Dollar,
Expiring 10/31/16	JPMorgan Chase	TWD	1,210	38,757	38,635	122
Expiring 10/31/16	State Street Bank	TWD	10,750	343,231	343,246	(15)
Expiring 10/31/16	State Street Bank	TWD	5,365	171,664	171,304	360
New Zealand Dollar,
Expiring 10/31/16	Barclays Capital Group	NZD	105	75,950	76,355	(405)
Expiring 10/31/16	National Australia Bank	NZD	110	79,962	79,991	(29)
Expiring 10/31/16	State Street Bank	NZD	110	80,152	79,991	161
Norwegian Krone,
Expiring 10/31/16	Goldman Sachs & Co.	NOK	1,185	146,021	148,243	(2,222)

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 10/31/16	Barclays Capital Group	PLN	150	$39,172	$39,198	$(26)
Singapore Dollar,
Expiring 10/31/16	JPMorgan Chase	SGD	225	165,624	165,029	595
Expiring 10/31/16	JPMorgan Chase	SGD	50	36,805	36,673	132
South Korean Won,
Expiring 10/31/16	Goldman Sachs & Co.	KRW	78,360	71,089	71,132	(43)
Expiring 10/31/16	Goldman Sachs & Co.	KRW	42,540	38,593	38,617	(24)
Swedish Krona,
Expiring 10/31/16	Barclays Capital Group	SEK	795	93,100	92,819	281
Expiring 10/31/16	Barclays Capital Group	SEK	769	90,055	89,783	272
Expiring 10/31/16	Barclays Capital Group	SEK	365	42,744	42,615	129
Swiss Franc,
Expiring 10/31/16	Barclays Capital Group	CHF	110	113,430	113,445	(15)

				$6,133,561	$6,141,060	(7,499)

						$(12,695)

Interest rate swap agreements outstanding at September 30, 2016:

Upfront
Notional					Premiums	Unrealized
Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
CHF 380	06/15/26	(0.091)%	6 Month LIBOR(2)	$9,604	$—	$9,604	JPMorgan Chase

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

						Upfront
			Notional			Premiums	Unrealized
	Termination	Fixed	Amount		Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(2)		Value(3)	(Received)	(Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(1):
CDX.EMS.26	12/20/21	1.000%		275	$(17,516)	$(17,132)	$(384)	Barclays Capital Group
CDX.EMS.26	12/20/21	1.000%		115	(7,318)	(6,900)	(418)	Barclays Capital Group
iTraxx Europe Senior Financials S26.V1	12/20/21	1.000%	EUR	270	(79)	194	(273)	BNP Paribas

					$(24,913)	$(23,838)	$(1,075)

			Notional			Value at	Unrealized
	Termination	Fixed	Amount		Value at	September 30,	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(2)		Trade Date	2016(3)	(Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.27	12/20/21	5.000%		590	$22,892	$26,977	$4,085
CDX.NA.IG.27	12/20/21	1.000%		570	6,733	7,302	569
iTraxx Europe Crossover S26.V1	12/20/21	5.000%	EUR	135	11,194	12,157	963
iTraxx Europe S26.V1	12/20/21	1.000%	EUR	985	16,007	16,152	145

					$56,826	$62,588	$5,762

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Cash of $71,993 has been segregated with Morgan Stanley to cover requirements for open centrally cleared credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2016:

		Long(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements:
Bank of America	8/31/17	(1,173)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P Index Energy	$—	$—	$—
Bank of America	8/31/17	(31)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P North American Technology Sector Index	—	—	—
Goldman Sachs & Co.	4/28/17	(833)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on MSCI Daily Total Return Index	(84)	—	(84)
Goldman Sachs & Co.	4/28/17	(1,531)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on MSCI Health Care Index	(156)	—	(156)
Goldman Sachs & Co.	4/28/17	(11)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P North American Technology Sector Index	—	—	—
Goldman Sachs & Co.	4/28/17	(1,678)	Receive payments based on 1 Month LIBOR and pay variable payments based on total return rate on S&P North American Technology Sector Index	(166)	—	(166)

				$(406)	$—	$(406)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$6,605	$—
Belgium	—	23,144	—
Canada	136,530	—	—
Cayman Islands	9,205	—	—
China	109,546	36,402	—
Denmark	—	14,217	—
Finland	—	35,538	—
France	—	21,542	—
Germany	—	7,771	—
Hong Kong	—	12,457	—
Israel	18,228	—	—
Japan	3,882	1,737,984	—
Netherlands	12,139	—	—
Singapore	65,558	—	—
South Korea	—	69,082	—
Switzerland	—	107,463	—
Taiwan	23,279	34,974	—
Thailand	12,128	—	—
United Kingdom	59,805	51,943	—
United States	4,241,373	—	—
Exchange Traded Funds	1,504,615	62,661	—
Foreign Government Bonds	—	3,490,363	—
Affiliated Mutual Fund	88,169	—	—
Unaffiliated Mutual Fund	4,517,462	—	—
Options Purchased	6,600	685	—
Other Financial Instruments*
Futures Contracts	(44,054)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(12,695)	—
OTC Interest Rate Swap Agreements	—	9,604	—
OTC Credit Default Swap Agreements	—	(24,913)	—
Centrally Cleared Credit Default Swap Agreements	—	5,762	—
OTC Total Return Swap Agreements	—	(406)	—

Total	$10,764,465	$5,690,183	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Unaffiliated Mutual Fund	26.9%
Foreign Government Bonds	20.8
Exchange Traded Funds	9.3
Oil, Gas & Consumable Fuels	5.1
Pharmaceuticals	4.5
Semiconductors & Semiconductor Equipment	3.5
Internet Software & Services	3.0
Biotechnology	2.3
Health Care Equipment & Supplies	2.1
Technology Hardware, Storage & Peripherals	1.9
Software	1.8
Internet & Direct Marketing Retail	1.7
Health Care Providers & Services	1.5
Electronic Equipment, Instruments & Components	1.3
Construction & Engineering	0.8
Communications Equipment	0.8
IT Services	0.7
Auto Components	0.7
Insurance	0.6
Specialty Retail	0.6
Diversified Telecommunication Services	0.6
Automobiles	0.6
Affiliated Mutual Fund (0.5% represents investments purchased with collateral from securities on loan)	0.5

Household Durables	0.5%
Machinery	0.5
Banks	0.4
Media	0.4
Life Sciences Tools & Services	0.4
Trading Companies & Distributors	0.4
Real Estate Management & Development	0.4
Professional Services	0.4
Leisure Products	0.4
Equity Real Estate Investment Trusts (REITs)	0.3
Wireless Telecommunication Services	0.3
Hotels, Restaurants & Leisure	0.3
Metals & Mining	0.2
Energy Equipment & Services	0.2
Electrical Equipment	0.2
Beverages	0.2
Airlines	0.2
Tobacco	0.2
Commercial Services & Supplies	0.2
Health Care Technology	0.1
Road & Rail	0.1
Chemicals	0.1
Construction Materials	0.1
Food & Staples Retailing	0.1

98.2
Other assets in excess of liabilities	1.8

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value
at 09/30/16
Credit contracts	$(19,151)
Equity contracts	11,668
Foreign exchange contracts	(34,479)
Interest rate contracts	(17,455)

Total	$(59,417)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value
LONG-TERM INVESTMENTS — 99.8%

ASSET-BACKED SECURITIES — 3.9%

Collateralized Loan Obligations — 0.3%
Community Funding (Cayman Islands), Series 2015-1A, Class A, 144A(g)	5.750%		11/01/27	8,220		$8,350,039

Non-Residential Mortgage-Backed Securities — 2.3%
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	6.900%	(c)	04/10/28	628		635,027
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A^	5.920%		07/14/28	6,287		6,336,475
Greenpoint Manufactured Housing, Series 1999-2, Class A2	3.084%	(c)	03/18/29	2,150		1,893,075
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	3,478		3,459,545
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2^	3.813%	(c)	06/19/29	1,025		891,750
Greenpoint Manufactured Housing, Series 1999-4, Class A2^	4.021%	(c)	02/20/30	800		696,000
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	4.012%	(c)	02/20/32	1,125		1,008,263
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	4.028%	(c)	03/13/32	2,025		1,817,367
National Collegiate Student Loan Trust, Series 2006-3, Class A4	0.795%	(c)	03/26/29	10,500		9,998,736
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	1.530%	(c)	03/22/32	6,700		6,265,807
Northstar Education Finance, Inc., Series 2007-1, Class A6	2.484%	(s)	01/29/46	5,925		5,308,332
SBA Small Business Investment Cos., Series 2016-10B, Class 1^	2.051%		09/10/26	980		988,944
SLM Student Loan Trust, Series 2005-6, Class B	1.005%	(c)	01/25/44	2,221		1,887,815
SLM Student Loan Trust, Series 2006-1, Class A5	0.825%	(c)	07/26/21	8,010		7,639,870
SLM Student Loan Trust, Series 2007-7, Class B	1.465%	(c)	10/27/70	4,150		3,334,066
SLM Student Loan Trust, Series 2008-5, Class A4	2.415%	(c)	07/25/23	677		680,668
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A^(g)	— %	(p)	09/18/46	63,950		8,895,445
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A^(g)	— %		08/25/36	—	(r)	8,225,000
South Carolina Student Loan Corp., Series 2010-1, Class A3	1.765%	(c)	10/27/36	2,700		2,647,593
United States Small Business Administration, Series 2015-20D, Class 1	2.510%		04/01/35	1,250		1,284,125
United States Small Business Administration, Series 2015-20F, Class 1	2.980%		06/01/35	1,014		1,060,444

						74,954,347

Residential Mortgage-Backed Securities — 1.3%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	1.214%	(c)	04/25/34	1,032		1,021,672
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.485%	(c)	05/25/34	5,730		5,733,143

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1	1.015%	(c)	10/25/35	5,000	$4,218,657
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3	1.625%	(c)	10/25/33	268	249,938
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	1.094%	(c)	09/25/34	369	364,531
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 144A	1.275%	(c)	07/25/44	8,143	7,893,625
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	4.999%	(c)	04/25/35	3,541	3,462,145
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	0.855%	(c)	07/25/36	657	542,200
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	0.658%	(c)	11/15/36	167	128,763
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	0.658%	(c)	11/15/36	318	245,821
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%		11/25/32	3,265	3,299,831
RAMP Series Trust, Series 2006-RZ4, Class A3	0.795%	(c)	10/25/36	3,350	2,969,551
Renaissance Home Equity Loan Trust, Series 2005-3, Class AV3	0.905%	(c)	11/25/35	10,426	8,454,105
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	0.765%	(c)	11/25/36	3,047	1,234,720
SACO I Trust, Series 2007-VA1, Class A, 144A	8.995%	(c)	06/25/21	1,035	1,074,195
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	1.275%	(c)	01/25/35	2,383	2,093,887

					42,986,784

TOTAL ASSET-BACKED SECURITIES (cost $124,802,108)					126,291,170

BANK LOANS(c) —3.4%

Aerospace & Defense — 0.1%
Accudyne Industries LLC (Luxembourg), Refinancing Term Loan	4.000%		12/13/19	977	912,191
B/E Aerospace, Inc., Term Loan B-1	4.000%		12/16/21	1,531	1,542,761

					2,454,952

Agriculture — 0.1%
Radnet Management, Inc., Tranche Term Loan B	4.750%		06/21/23	2,656	2,650,248

Airlines — 0.1%
American Airlines, Inc., Term Loan	3.250%		06/27/20	3,329	3,333,205

Biotechnology
RPI Finance Trust, Term Loan	3.500%		11/09/20	1,500	1,505,090

Commercial Services — 0.1%
Pharmaceutical Product Development LLC, Initial Term Loan	4.250%		08/18/22	3,297	3,305,783

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Initial Tranche Term Loan B-2	3.750%		10/09/19	400	400,400

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

BANK LOANS(c) (Continued)

Commercial Services & Supplies (cont’d.)
Brickman Group Ltd. (The), Initial Term Loan, First Lien	4.000%		12/18/20	1,152	$1,147,951
Monitronics International, Inc., Term B Loan	4.250%		03/23/18	1,332	1,327,351

					2,875,702

Computer Services & Software
Kronos, Inc., Term Loan	4.500%		10/30/19	220	220,413

Construction & Engineering — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan	3.500%		04/16/20	3,031	3,036,457

Containers & Packaging — 0.1%
Berry Plastics Group, Inc., Term H Loan	3.750%		10/01/22	3,040	3,046,038

Diversified Consumer Services
ServiceMaster Co. LLC (The), Initial Term Loan	4.250%		07/01/21	598	604,271

Diversified Financial Services
Flying Fortress, Inc., New Loans	3.588%		04/30/20	1,490	1,497,450

Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche Term Loan B-2	3.750%		06/30/19	2,549	2,423,368
Telesat Canada, Inc. (Canada), U.S. Term B-2 Loan	3.500%		03/28/19	1,437	1,436,196
Virgin Media Investment Holdings Ltd. (United Kingdom), F Facility	3.649%		06/30/23	3,623	3,634,578

					7,494,142

Energy Equipment & Services — 0.2%
Energy Future Intermediate Holding Co. LLC, Term Loan	4.250%		12/19/16	5,340	5,351,123

Foods — 0.1%
Albertsons LLC, Term B-4 Loan	4.500%		08/22/21	2,401	2,414,689
Albertsons LLC, Term B-6 Loan	4.750%		06/22/23	803	809,723

					3,224,412

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan	4.250%		04/28/22	1,481	1,467,919
Envision Healthcare Corp., Term Loan	4.250%		05/25/18	1,172	1,172,540
MPH Acquisition Holdings LLC, Initial Term Loan	5.000%		06/07/23	3,062	3,098,301

					5,738,760

Hotels, Restaurants & Leisure — 0.3%
Aristocrat International Pty Ltd. (Australia), Term B-1 Loan	3.500%		10/20/21	1,444	1,447,941
Boyd Gaming Corp., Term B-2 Loan	0.082%	(s)	09/15/23	1,605	1,614,036
Hilton Worldwide Finance LLC, Series B-2 Term Loan	3.215%		10/25/23	2,743	2,761,040
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Series B-1 Term Loan	3.500%		10/25/20	216	217,089
Landry’s, Inc., New Term Loan	4.000%		04/30/18	1,850	1,851,079

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

BANK LOANS(c) (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Restaurant Brands International (Canada), Term B-2 Loan	3.750%	12/12/21	3,362	$3,380,178

				11,271,363

IT Services — 0.1%
First Data Corp., Dollar Term Loan	4.275%	07/10/22	350	350,930
First Data Corp., New Dollar Term Loan	4.525%	03/24/21	2,622	2,634,500

				2,985,430

Life Sciences Tools & Services — 0.1%
Patheon Inc. (Canada), Initial Dollar Term Loan	4.250%	03/11/21	3,201	3,195,546

Machinery — 0.1%
Gardner Denver, Inc., Initial Dollar Term Loan	4.250%	07/30/20	1,989	1,924,371

Media — 0.4%
Charter Communications Operating LLC, Term Loan B-1	3.500%	01/24/23	3,192	3,196,857
Neptune Finco Corp., Initial Term Loan	5.000%	10/09/22	2,500	2,500,000
Univision Communications, Inc., Replacement First-Lien Term Loan	4.000%	03/01/20	3,923	3,926,693
UPC Financing Partnership, Facility AN	4.080%	08/31/24	2,000	2,007,500
Ziggo BV (Netherlands), B1 Facility	3.652%	01/15/22	1,002	999,932
Ziggo BV (Netherlands), B2 Facility	3.652%	01/15/22	594	592,595
Ziggo BV (Netherlands), B3 Facility	3.701%	01/15/22	185	184,136

				13,407,713

Multiline Retail — 0.1%
Dollar Tree, Inc., Term B-3 Loan	3.063%	07/06/22	1,598	1,600,599
Neiman Marcus Group, Inc. (The), Other Term Loan	4.250%	10/25/20	2,706	2,495,401

				4,096,000

Oil, Gas and Consumable Fuels — 0.1%
Murray Energy Corp., Term B-2 Loan	7.500%	04/16/20	3,395	2,881,746

Packaging & Containers
Reynolds Group Holdings, Inc., Tranche Term Loan C	5.250%	01/21/23	600	601,568

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International Inc., Tranche B Term Loan F-1	5.500%	04/01/22	2,692	2,698,329

Retail & Merchandising — 0.1%
J. Crew Group, Inc., Initial Loan	4.000%	03/05/21	485	381,772
Michaels Stores, Inc., Term B Loan	3.750%	01/28/20	2,187	2,192,092

				2,573,864

Specialty Retail — 0.4%
Academy Ltd., Initial Term Loan	5.000%	07/02/22	2,873	2,805,703
Party City Holdings Inc., Term Loan	4.490%	08/06/22	3,215	3,222,475
Petco Animal Supplies, Inc., Tranche Term Loan B	5.000%	01/26/23	2,545	2,564,088
PetSmart, Inc., Tranche Term Loan B-1	4.250%	03/10/22	3,171	3,175,159

				11,767,425

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

BANK LOANS(c) (Continued)

Telecommunications — 0.1%
Level 3 Financing, Inc., Tranche Term Loan B-2	3.500%		05/31/22	3,200	$3,217,334

Transportation
XPO Logistics, Inc., Refinanced Term Loan	4.250%		10/30/21	798	801,392

Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., Term B Loan	3.500%		11/09/22	2,840	2,858,258

TOTAL BANK LOANS (cost $111,552,740)					110,618,385

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 144A	0.755%	(c)	12/25/36	2,547	2,194,232
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.715%	(c)	08/10/33	5,190	4,674,854
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ	5.273%		12/11/38	3,100	3,085,435
CD Commercial Mortgage Securities Trust, Series 2006-CD2, Class AJ	5.576%	(c)	01/15/46	4,180	3,051,379
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 144A	3.524%	(c)	02/15/31	3,340	3,165,934
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	6,110	5,704,899
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.333%	(c)	12/10/49	1,630	1,189,781
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	2.822%		10/15/45	320	333,203
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class AM	4.300%		10/10/46	900	994,513
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class B	4.762%	(c)	10/10/46	390	439,907
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class C	5.253%	(c)	10/10/46	190	206,106
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class E, 144A	5.253%	(c)	10/10/46	490	377,650
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	3.086%	(c)	04/12/35	1,650	1,722,570
Commercial Mortgage Pass-Through Certificates, Series 2014-CR17, Class XA, IO	1.331%	(c)	05/10/47	42,281	2,433,547
Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA, Class D, 144A	3.625%	(c)	06/15/34	4,360	4,320,105
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977%	(c)	02/10/34	4,660	4,348,004
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	2,790	2,538,909
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM	5.615%	(c)	01/15/49	1,379	1,394,108
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869%	(c)	09/15/40	1,530	1,411,575
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AJ	5.538%	(c)	09/15/39	319	318,222
Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class F, 144A	5.024%	(c)	03/15/17	4,010	3,869,753
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500%		11/15/48	2,200	1,396,264
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500%		11/15/48	1,000	531,523
CSMC Trust, Series 2014-TIKI, Class F, 144A	4.347%	(c)	09/15/38	6,200	5,869,820
CSMC Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,570	2,771,202

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMC Trust, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	$4,341,279
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	220	243,276
Equity Mortgage Trust, Series 2014-INNS, Class D, 144A	2.867%	(c)	05/08/31	3,040	2,977,106
Fannie Mae-Aces, Series 2012-M14, Class X1, IO	4.367%	(c)	02/25/17	7,274	52,144
Fannie Mae-Aces, Series 2014-M4, Class X2, IO	0.391%	(c)	03/25/24	107,608	1,738,033
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	630	644,384
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.313%	(c)	04/25/20	2,847	80,581
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.786%	(c)	07/25/21	6,634	433,237
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.700%	(c)	10/25/21	435	28,095
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A	0.200%		05/25/45	62,426	554,123
GE Business Loan Trust, Series 2005-1A, Class A3, 144A	0.774%	(c)	06/15/33	2,171	2,022,044
GE Business Loan Trust, Series 2006-1A, Class B, 144A	0.824%	(c)	05/15/34	4,484	3,946,989
GE Business Loan Trust, Series 2006-2A, Class A	0.704%	(c)	11/15/34	4,401	4,081,277
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.753%	(c)	03/16/47	46,878	2,204,893
Government National Mortgage Assoc., Series 2014-88, Class IE, IO	0.409%	(c)	03/16/55	30,154	1,163,426
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	1.013%	(c)	09/16/57	25,896	2,144,265
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS	3.777%		05/10/50	6,760	7,257,610
GS Mortgage Securities Corp. II, Series 2015-GC30, Class B	4.150%	(c)	05/10/50	4,210	4,351,028
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	3,621	2,903,364
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.988%	(c)	08/10/45	14,180	13,648,633
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.927%	(c)	08/10/46	700	510,167
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161%	(c)	11/10/46	1,210	1,395,182
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.570%	(c)	11/10/48	2,000	1,322,363
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.570%	(c)	11/10/48	1,100	635,985
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 144A	6.749%	(c)	11/15/16	6,720	6,694,776
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ	5.760%	(c)	12/12/44	1,094	1,093,160
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(c)	06/12/47	8,380	6,717,094
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.881%	(c)	02/12/49	1,390	1,120,976
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.207%	(c)	02/15/51	255	231,937
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 144A	6.749%	(c)	10/15/19	2,400	2,360,036

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A	3.824%	(c)	08/15/27	570	$564,695
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.214%	(c)	11/15/45	840	922,409
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.050%	(c)	01/15/47	540	612,393
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914%	(c)	11/15/47	3,310	3,589,643
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.772%	(c)	08/15/48	4,900	5,039,849
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729%	(c)	04/20/48	10,588	10,733,780
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, 144A	3.127%	(c)	04/20/48	10,542	10,857,389
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193%	(c)	09/12/49	7,380	5,608,800
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	3.214%		02/15/46	352	365,522
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.384%	(c)	04/15/48	3,870	3,926,669
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43	3,605	2,694,593
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44	6,790	6,198,653
Motel 6 Trust, Series 2015-MTL6, Class F, 144A	5.000%		02/05/30	7,200	6,954,476
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AMFL, 144A	0.730%	(c)	12/15/43	432	422,135
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.432%	(c)	07/15/46	569	630,392
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46	590	428,015
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48	5,782	3,587,103
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.661%	(c)	06/15/45	16,536	1,064,398
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.274%	(c)	05/15/45	3,755	3,443,552
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.131%	(c)	06/15/46	1,000	907,080
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.412%	(c)	03/15/47	11,795	721,976
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.471%	(c)	11/15/47	3,570	3,758,962

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $216,672,175)					208,273,442

CORPORATE BONDS — 29.8%

Aerospace & Defense — 0.4%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19	1,810	1,993,098
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20	2,400	2,689,406
Harris Corp., Sr. Unsec’d. Notes	5.054%		04/27/45	900	1,030,741
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	240	253,090
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	2,420	2,615,023
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36	480	546,215
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20	1,030	1,092,573

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	980	$1,135,055

				11,355,201

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	3,590	3,748,466
Altria Group, Inc., Gtd. Notes	5.375%	01/31/44	2,490	3,134,985
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,270	5,187,281
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,420	1,428,492
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.500%	08/22/22	1,710	1,756,355
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	2,060	2,162,015
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,128,410
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	468	492,368
Reynolds American, Inc., Gtd. Notes	5.850%	08/15/45	4,050	5,265,437
Reynolds American, Inc., Gtd. Notes	6.150%	09/15/43	1,190	1,568,731
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19	2,470	2,893,202

				28,765,742

Airlines — 0.1%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	1,661	1,964,506
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750%	06/17/21	705	796,069
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	9.750%	07/15/18	320	327,812

				3,088,387

Auto Manufacturers — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,780	1,844,080
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	200	201,866
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	3,410	3,500,778
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21	700	788,827
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	1,620	1,849,246
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	860	1,015,660
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	420	495,701
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	220	223,889
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	460	466,581
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	200	207,725
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	1,430	1,527,312
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	2.125%	10/02/17	730	733,607
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	3,180	3,182,830

				16,038,102

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%	10/15/22	970	1,025,775
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26	1,700	1,748,875
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	5.125%	11/15/23	1,760	1,834,800
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(a)	6.750%	11/15/22	1,995	2,279,507

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	3,950	$4,188,501

					11,077,458

Banks — 8.5%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%		07/28/25	1,940	2,037,613
Bank of America Corp., Jr. Sub. Notes	6.250%	(c)	09/29/49	3,290	3,426,041
Bank of America Corp., Sr. Unsec’d. Notes	3.875%		03/22/17	3,180	3,216,735
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,200	1,395,865
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	490	513,394
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	4,400	4,554,739
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	3.500%		04/19/26	2,790	2,899,396
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	2,130	2,171,571
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	2,350	2,510,545
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	4,030	4,342,776
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	5,080	5,509,240
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%		04/01/44	3,930	4,554,587
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	2,800	3,130,092
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	4,210	4,956,197
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	520	583,731
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	1,640	1,739,658
Bank of America Corp., Sub. Notes	5.420%		03/15/17	1,500	1,525,883
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	4,410	4,669,943
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	2.375%		09/14/17	1,900	1,914,706
BPCE SA (France), Sub. Notes, 144A	5.150%		07/21/24	1,490	1,567,254
Citigroup, Inc., Jr. Sub. Notes(a)	5.350%	(c)	04/29/49	1,160	1,146,370
Citigroup, Inc., Jr. Sub. Notes	5.900%	(c)	12/29/49	630	652,050
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	07/29/49	1,510	1,564,254
Citigroup, Inc., Jr. Sub. Notes	5.950%	(c)	12/29/49	5,930	6,049,193
Citigroup, Inc., Jr. Sub. Notes	6.300%	(c)	12/29/49	2,710	2,784,525
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%		07/30/45	7,220	8,148,788
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	309	485,789
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	300	318,816
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	4,050	4,288,104
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	3,740	3,913,809
Citigroup, Inc., Sub. Notes	5.300%		05/06/44	480	539,500
Citigroup, Inc., Sub. Notes	5.500%		09/13/25	6,430	7,333,010
Citigroup, Inc., Sub. Notes	6.125%		08/25/36	989	1,186,206
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%		10/15/19	870	952,855
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%		08/04/25	4,040	4,263,315
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	5.250%		08/04/45	1,200	1,369,150
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%		12/01/23	4,190	4,524,802
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%	(c)	12/29/49	3,285	3,978,956
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	(c)	10/29/49	4,290	4,840,493
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	5,228,492
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.550%		04/17/26	350	367,494

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Capital II, Ltd. Gtd. Notes	4.000%	(c)	12/29/49	227	$185,005
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	300	307,108
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	1,480	1,660,934
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,478,939
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	340,836
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	9,113,791
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	6,046,065
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,418,806
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	2,802,595
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	4,265,119
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	2,190	2,304,745
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	2,850	3,107,965
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	640	814,918
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	220	235,134
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes(a)	6.375%	(c)	12/29/49	2,900	2,856,500
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%		03/08/21	4,800	4,964,453
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%		05/25/26	1,760	1,823,404
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%		03/08/26	1,990	2,132,599
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,600	1,650,389
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	4,600	4,722,457
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	2,700	3,018,025
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	5,710	5,210,752
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,300	1,363,545
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	97,554
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	691,766
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,230	1,340,134
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	764,045
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	10,528
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,790	4,245,323
JPMorgan Chase & Co., Sub. Notes	6.125%		06/27/17	1,960	2,026,013
Lloyds Banking Group PLC (United Kingdom), Sub. Notes(a)	4.500%		11/04/24	4,800	4,969,738
M&T Bank Corp., Jr. Sub. Notes	6.875%		12/29/49	5,030	5,057,665
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.750%		03/22/17	530	538,728
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	4,350	4,580,306
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	864,290
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	4,065,100
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	6,036,392

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	$3,022,432
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,441,075
Royal Bank of Scotland NV (The) (Netherlands), Gtd. Notes	4.650%		06/04/18	950	975,690
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	568,766
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	2,780	2,958,448
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	5,280	5,512,199
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,200,777
Wachovia Capital Trust III, Ltd. Gtd. Notes	5.570%	(c)	03/29/49	7,420	7,400,708
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	720	760,738
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	5,840	6,447,594
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,709,473
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,070	7,619,608
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	3,660	4,029,700
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	2,830	2,977,055
Wells Fargo Bank NA, Sub. Notes, BKNT	6.000%		11/15/17	3,970	4,173,228

					272,065,094

Beverages — 1.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	2,310	2,383,680
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	3,360	3,546,510
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	9,130	9,805,620
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	8,520	10,136,934
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	5,600	5,710,606
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	610	677,861
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	2,880	3,217,219
Constellation Brands, Inc., Gtd. Notes	4.250%		05/01/23	1,750	1,852,813
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%		07/15/20	2,580	2,883,227
Molson Coors Brewing Co., Gtd. Notes	3.500%		05/01/22	330	353,383
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%		03/05/42	610	663,016
PepsiCo, Inc., Sr. Unsec’d. Notes	7.900%		11/01/18	842	955,023
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%		01/15/22	3,660	4,036,958

					46,222,850

Biotechnology — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/22/24	360	385,748
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	301	321,708
Celgene Corp., Sr. Unsec’d. Notes	3.550%		08/15/22	920	977,483
Celgene Corp., Sr. Unsec’d. Notes	3.875%		08/15/25	2,800	2,993,785
Celgene Corp., Sr. Unsec’d. Notes	5.000%		08/15/45	1,860	2,094,206
Celgene Corp., Sr. Unsec’d. Notes	5.250%		08/15/43	130	147,002
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%		03/01/26	2,410	2,593,936
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24	2,800	3,014,270

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	650	$694,110
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	2,260	2,525,668

				15,747,916

Chemicals — 0.2%
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	580	622,504
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	930,319
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,146,616
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,641,740
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%	02/15/21	2,290	2,393,050
Westlake Chemical Corp., Gtd. Notes, 144A(a)	4.875%	05/15/23	250	261,250

				6,995,479

Coal
Murray Energy Corp., Sec’d. Notes, 144A	11.250%	04/15/21	10	5,625

Commercial Services — 0.1%
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	436,270
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	430	482,764
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	2,004,843
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	810	826,200

				3,750,077

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	2.450%	08/04/26	3,600	3,603,521
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	4,640	4,772,101
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	3,850	4,023,712

				12,399,334

Diversified Financial Services — 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	2,760	2,818,650
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	800	840,000
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	4,072	4,631,900
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	2,510	2,629,024
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%	05/15/20	410	438,187
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/01/23	2,480	2,625,700
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	8,995,245
HSBC Finance Corp., Sub. Notes	6.676%	01/15/21	3,730	4,290,466
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	274,217
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,059,200
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,140	1,131,450
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	5,418,978
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	3,131,877

				39,284,894

Electric — 1.2%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	2,610	3,589,128
Dominion Resources, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	670	917,828

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Duke Energy Progress, LLC, First Mortgage	2.800%	05/15/22	1,490	$1,566,510
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	920	930,705
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,753,894
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,109,421
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	330	379,500
Miran Mid-Atlantic Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	4,833	3,696,863
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	2,770	3,643,658
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	2,220	2,960,390
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	780	884,498
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,113,932

				37,546,327

Engineering & Construction
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	365,638

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,390,812
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	488,736

				1,879,548

Foods — 0.5%
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	1,180	1,253,757
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	590	638,344
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	1,390	1,605,205
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	410	484,877
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	3,247	3,625,071
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	800	845,027
Mondelez International, Inc., Sr. Unsec’d. Notes	4.000%	02/01/24	3,600	3,948,505
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	600	706,677
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	487,797
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,355,365
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	74,095

				15,024,720

Forest Products & Paper
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500%	08/01/24	500	524,477
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	955	1,021,029

				1,545,506

Healthcare-Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	1,680	1,821,980
Becton Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	741,313
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	370,703
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,970	5,352,024
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.600%	08/15/21	1,130	1,201,841

				9,487,861

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes(a)	2.400%	06/15/21	1,800	1,820,842
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	479,935
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26	2,820	2,867,165
Anthem, Inc., Sr. Unsec’d. Notes	3.125%	05/15/22	2,550	2,654,305

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Anthem, Inc., Sr. Unsec’d. Notes	7.000%		02/15/19	635	$713,036
Centene Corp., Sr. Unsec’d. Notes	4.750%		05/15/22	1,000	1,032,500
DaVita, Inc., Gtd. Notes	5.000%		05/01/25	120	120,450
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	250	263,175
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%		01/31/22	990	1,121,175
HCA, Inc., Gtd. Notes	7.500%		02/15/22	1,440	1,652,400
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	1,050	1,119,563
HCA, Inc., Sr. Sec’d. Notes	5.875%		03/15/22	1,170	1,289,925
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20	550	609,125
Humana, Inc., Sr. Unsec’d. Notes	3.150%		12/01/22	1,050	1,089,106
Humana, Inc., Sr. Unsec’d. Notes	4.625%		12/01/42	570	599,992
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22	360	360,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%		03/15/19	10	10,059
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%		11/15/21	570	610,686
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%		07/15/25	190	208,650
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40	1,500	1,928,484

					20,550,573

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21	1,730	1,786,225

Household Products/Wares
Spectrum Brands, Inc., Gtd. Notes	5.750%		07/15/25	810	874,800

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%		04/01/21	820	854,328
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%		04/01/23	1,640	1,745,724
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	1,340	1,459,405

					4,059,457

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	6.250%	(c)	03/15/87	636	670,980
American International Group, Inc., Sr. Unsec’d. Notes	3.750%		07/10/25	2,330	2,443,811
Chubb INA Holdings, Inc., Gtd. Notes	2.300%		11/03/20	570	584,821
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	1,170	1,252,786
MetLife, Inc., Jr. Sub. Notes	6.400%		12/15/66	3,610	3,995,819
MetLife, Inc., Sr. Unsec’d. Notes	4.750%		02/08/21	1,500	1,679,187
MetLife, Inc., Sr. Unsec’d. Notes	5.875%		02/06/41	1,020	1,263,203
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	2,500	2,811,783
Voya Financial, Inc., Gtd. Notes	2.900%		02/15/18	260	264,880

					14,967,270

Internet — 0.1%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%		12/05/44	1,830	2,230,049
Netflix, Inc., Sr. Unsec’d. Notes	5.500%		02/15/22	120	129,150
Netflix, Inc., Sr. Unsec’d. Notes(a)	5.875%		02/15/25	680	734,400

					3,093,599

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	7.250%	02/25/22	740	$839,900
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	8.000%	10/15/39	460	496,800
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	3,140	3,052,080

				4,388,780

Leisure Time — 0.1%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%	11/15/20	710	710,000
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	880	888,800

				1,598,800

Machinery-Diversified
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	511,398
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	143,225
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	600	636,929

				1,291,552

Media — 1.6%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	490	543,329
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	320,494
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	265	355,831
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	1,945	1,996,056
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	340	366,881
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.908%	07/23/25	1,850	2,040,652
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	130	153,111
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	112,522
Comcast Corp., Gtd. Notes	3.375%	02/15/25	490	524,453
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,610	1,730,164
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	210,085
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	588,658
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	206,184
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,100	2,230,500
Comcast Corp., Gtd. Notes	6.400%	03/01/40	1,270	1,780,570
Comcast Corp., Gtd. Notes	6.550%	07/01/39	550	779,254
Comcast Corp., Gtd. Notes	6.950%	08/15/37	5	7,290
COX Communications, Inc., Sr. Unsec’d. Notes, 144A	4.700%	12/15/42	40	37,322
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	5,115	5,051,063
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	410	442,800
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,404,204
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	660	734,377
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	3,710	3,784,200
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	720	715,285
Time Warner Cable, Inc., Sr. Sec’d. Notes	4.125%	02/15/21	1,905	2,022,062
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.000%	02/01/20	830	899,718
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.500%	09/01/41	260	277,526

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.875%		11/15/40	2,970	$3,298,146
Time Warner Cable, Inc., Sr. Sec’d. Notes	6.550%		05/01/37	290	343,833
Time Warner Cable, Inc., Sr. Sec’d. Notes	7.300%		07/01/38	950	1,215,621
Time Warner Cable, Inc., Sr. Sec’d. Notes	8.250%		04/01/19	2,180	2,510,194
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%		07/15/33	630	857,891
Time Warner, Inc., Gtd. Notes	4.700%		01/15/21	1,090	1,212,148
Time Warner, Inc., Gtd. Notes	4.750%		03/29/21	710	795,111
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,370	1,764,819
Time Warner, Inc., Gtd. Notes	7.700%		05/01/32	4,860	6,910,361
Viacom, Inc., Sr. Unsec’d. Notes	3.875%		04/01/24	570	587,481
Viacom, Inc., Sr. Unsec’d. Notes	4.250%		09/01/23	460	488,816
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.375%		04/15/21	252	262,710
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%		08/15/26	200	204,000

					50,765,722

Mining — 1.1%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	4.100%		05/01/23	994	1,071,948
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.950%		04/01/19	1,188	1,326,353
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%		05/30/21	1,010	1,106,361
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%		05/30/41	830	944,491
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%		02/24/22	360	377,955
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	3.250%		11/21/21	590	631,354
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	1,600	1,891,059
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	6.500%		04/01/19	4,540	5,085,322
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	(c)	10/19/75	4,070	4,609,275
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A(a)	2.700%		10/25/17	8,020	8,032,030
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	2.500%		01/15/19	1,100	1,097,360
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	2.875%		04/16/20	2,640	2,618,880
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750%		09/20/21	2,130	2,303,401
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	9.000%		05/01/19	470	555,260
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%		11/08/42	5,160	4,877,588

					36,528,637

Miscellaneous Manufacturing — 0.5%
Eaton Corp., Gtd. Notes	1.500%		11/02/17	750	751,863
Eaton Corp., Gtd. Notes	2.750%		11/02/22	4,950	5,117,013
Eaton Corp., Gtd. Notes	4.150%		11/02/42	1,690	1,804,312
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	600	690,738
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%		01/07/21	1,413	1,590,466
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	2,507	3,776,226
General Electric Co., Sr. Unsec’d. Notes, MTN	4.375%		09/16/20	682	755,638

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	$111,653
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	540	723,214
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	1,051	1,204,254

				16,525,377

Oil & Gas — 3.3%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	235,219
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	1,690	1,814,245
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	3,140	3,548,322
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	526	548,377
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,190	1,390,277
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,324	1,358,612
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	2,064,008
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,186,541
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	3,096,372
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.506%	03/17/25	620	657,185
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	182,514
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	1,010	858,500
Chesapeake Energy Corp., Gtd. Notes(a)	6.125%	02/15/21	960	880,800
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	3,720	3,843,861
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	6,112,403
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	1,812	1,879,950
ConocoPhillips, Gtd. Notes	6.000%	01/15/20	470	530,003
Continental Resources, Inc., Gtd. Notes	4.500%	04/15/23	330	316,800
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,594,121
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.000%	06/15/45	2,290	2,227,792
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	141,259
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	2,120	2,385,803
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	640	784,123
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	20	24,776
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	5,430	4,980,939
Ensco PLC, Sr. Unsec’d. Notes(a)	4.700%	03/15/21	980	879,060
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	50	36,567
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,245,122
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043%	03/01/26	2,380	2,494,899
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,822,003
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,220	1,513,365
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	900	916,112
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%	03/01/19	3,660	4,187,201
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	461,806
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,698,563
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,774,590
Petrobras Global Finance BV (Brazil), Gtd. Notes(a)(g)	5.375%	01/27/21	8,480	8,386,720
Petrobras Global Finance BV (Brazil), Gtd. Notes(g)	5.750%	01/20/20	2,501	2,577,281
Petrobras Global Finance BV (Brazil), Gtd. Notes(g)	6.250%	03/17/24	2,690	2,616,025
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,100,963
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	4,290	4,096,950
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	2,400	2,442,840
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN, 144A	6.875%	08/04/26	1,900	2,142,250

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Pride International, Inc., Gtd. Notes(a)	6.875%		08/15/20	440	$434,500
Pride International, Inc., Gtd. Notes(a)	8.500%		06/15/19	760	826,500
QEP Resources, Inc., Sr. Unsec’d. Notes	6.875%		03/01/21	1,440	1,501,200
Range Resources Corp., Gtd. Notes	4.875%		05/15/25	300	288,000
Sanchez Energy Corp., Gtd. Notes(g)	7.750%		06/15/21	170	149,600
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%		05/10/26	2,730	2,770,803
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%		05/10/46	710	726,333
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%		05/11/35	1,010	1,083,325
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		03/25/20	2,940	3,208,898
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%		05/11/45	2,010	2,169,586
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes, 144A	2.750%		05/17/17	1,880	1,895,450
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%		04/10/24	3,030	3,352,416
Statoil ASA (Norway), Gtd. Notes	3.125%		08/17/17	1,000	1,016,073
Transocean, Inc., Gtd. Notes	6.000%		03/15/18	1,630	1,638,150
Transocean, Inc., Gtd. Notes	6.800%		12/15/16	210	210,985
Whiting Petroleum Corp., Gtd. Notes	5.000%		03/15/19	320	309,600
Whiting Petroleum Corp., Gtd. Notes	6.250%		04/01/23	780	711,750

					107,328,288

Oil & Gas Services — 0.3%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.500%		11/15/20	290	297,613
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., Gtd. Notes	6.875%		02/15/23	2,696	2,793,730
Halliburton Co., Sr. Unsec’d. Notes	3.800%		11/15/25	2,690	2,781,086
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	2,060	2,148,032
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	1,590	1,729,880
SESI LLC, Gtd. Notes	7.125%		12/15/21	190	185,725

					9,936,066

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	3.850%	(c)	12/15/19	440	446,072
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%		05/15/23	1,450	1,457,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%		02/15/21	1,545	1,602,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes, 144A	5.125%		07/15/23	610	629,825
WestRock RKT Co., Gtd. Notes	3.500%		03/01/20	590	616,086
WestRock RKT Co., Gtd. Notes	4.000%		03/01/23	370	390,728

					5,142,899

Pharmaceuticals — 0.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%		11/06/17	3,650	3,661,990
Actavis Funding SCS, Gtd. Notes	3.450%		03/15/22	1,160	1,217,812

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	2,470	$2,614,134
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	60	63,732
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	770	841,936
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%		05/08/22	2,680	2,820,175
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	1,920	1,989,617
Pfizer, Inc., Sr. Unsec’d. Notes	6.200%		03/15/19	1,530	1,703,944
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%		03/15/20	2,750	2,543,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%		07/15/21	390	377,559
Wyeth LLC, Gtd. Notes	5.450%		04/01/17	220	224,614

					18,059,263

Pipelines — 0.7%
Enterprise Products Operating LLC, Gtd. Notes	4.465%	(c)	08/01/66	2,700	2,545,020
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	783,043
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	194,576
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	1,063,947
MPLX LP, Gtd. Notes	4.875%		12/01/24	1,450	1,499,773
MPLX LP, Gtd. Notes	4.875%		06/01/25	1,520	1,570,589
MPLX LP, Gtd. Notes	5.500%		02/15/23	920	950,449
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	473,165
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,576,827
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	6.500%		07/15/21	429	443,949
Southern Natural Gas Co. LLC, Gtd. Notes	8.000%		03/01/32	2,150	2,761,787
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A	7.850%		02/01/26	3,380	4,375,887
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%		01/15/31	1,231	1,403,340
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%		09/01/21	2,503	2,897,223
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%		03/15/32	410	508,400

					23,047,975

Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%		06/01/21	3,000	3,107,814
Iron Mountain, Inc., Gtd. Notes, 144A	6.000%		10/01/20	1,620	1,709,100
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%		09/17/24	5,750	6,043,952

					10,860,866

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	3,820	4,001,450
CVS Health Corp., Sr. Unsec’d. Notes	2.750%		12/01/22	6,440	6,630,688
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	1,116	1,214,898
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	2,620	3,205,950
CVS Pass-Through Trust, Pass-Through Certificates	6.036%		12/10/28	807	936,484
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30	701	854,972
Dollar Tree, Inc., Gtd. Notes	5.750%		03/01/23	1,140	1,226,925
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	2,050	2,205,486
QVC, Inc., Sr. Sec’d. Notes	5.950%		03/15/43	110	104,210

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	2,400	$2,491,483
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	488,210

				23,360,756

Semiconductors — 0.1%
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	832,064
Intel Corp., Sr. Unsec’d. Notes	4.900%	07/29/45	450	536,765
National Semiconductor Corp., Sr. Unsec’d. Notes	6.600%	06/15/17	220	228,798

				1,597,627

Software — 0.5%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	1,230	1,283,383
Activision Blizzard, Inc., Gtd. Notes, 144A	6.125%	09/15/23	1,860	2,043,675
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	2,640	2,791,800
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	221	228,735
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	6,440	6,445,448
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	132,428
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,110	3,110,121

				16,035,590

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	2,120,968
America Movil SAB de CV (Mexico), Gtd. Notes	5.625%	11/15/17	1,000	1,048,053
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	939,606
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	8,460	8,691,872
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,710	1,684,441
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	252,911
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,250	1,317,010
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.500%	03/09/48	1,793	1,802,390
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A(a)	4.375%	06/10/25	3,330	3,448,618
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,050	1,110,813
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30	460	744,674
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,080,000
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,560	1,591,200
Sprint Corp., Gtd. Notes	7.625%	02/15/25	3,880	3,841,200
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	1,851,500
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,675,563
Telefonica Emisiones SAU (Spain), Gtd. Notes	6.221%	07/03/17	80	82,805
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%	11/01/22	225	228,510
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	380	417,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	1,760	1,958,319
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	890	996,856
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.150%	09/15/23	2,940	3,424,885
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.400%	09/15/33	4,970	6,439,366

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.550%	09/15/43		826	$1,116,822
West Corp., Gtd. Notes, 144A	5.375%	07/15/22		2,440	2,391,200
West Corp., Sr. Sec’d. Notes, 144A	4.750%	07/15/21		400	412,000

					50,668,582

Transportation — 0.1%
Florida East Coast Holdings Corp., Sr. Sec’d. Notes, 144A.	6.750%	05/01/19		2,410	2,470,250

TOTAL CORPORATE BONDS (cost $906,607,902)					957,584,713

FOREIGN GOVERNMENT BONDS — 7.6%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.125%	07/06/36		4,690	4,966,710
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/21	BRL	82,407	24,092,511
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	10.000%	01/01/23	BRL	26,088	7,475,569
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23		670	619,750
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%	01/27/45		3,470	3,149,025
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%	01/07/41		3,850	3,830,750
China Government Bond (China), Sr. Unsec’d. Notes, RegS	3.310%	11/30/25	CNY	61,500	9,332,925
China Government Bond (China), Sr. Unsec’d. Notes, RegS	3.380%	11/21/24	CNY	19,500	2,970,179
China Government Bond (China), Sr. Unsec’d. Notes, RegS	3.390%	05/21/25	CNY	15,000	2,288,417
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%	02/26/44		2,850	3,298,875
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22		270	284,537
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21		1,067	1,173,872
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		360	402,810
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, EMTN	3.750%	04/25/22		3,640	3,835,974
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, EMTN	5.375%	10/17/23		340	391,891
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, MTN	4.625%	04/15/43		720	767,578
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS, MTN	5.125%	01/15/45		790	900,854
Mexican Bonos (Mexico), Bonds	6.500%	06/09/22	MXN	531,246	28,295,969
Mexican Bonos (Mexico), Bonds	8.000%	06/11/20	MXN	11,549	642,096
Mexican Bonos (Mexico), Bonds	10.000%	12/05/24	MXN	108,510	7,069,700
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/23/34	MXN	144,520	8,461,148
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%	11/13/42	MXN	563,124	33,535,464
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45		10,560	12,236,400
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50		2,310	3,054,975

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%		03/14/37		610	$861,625
Poland Government Bond (Poland), Bonds	2.000%		04/25/21	PLN	6,770	1,753,354
Poland Government Bond (Poland), Bonds	2.500%		07/25/26	PLN	57,900	14,604,067
Poland Government Bond (Poland), Bonds	3.250%		07/25/25	PLN	95,360	25,723,409
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24		6,490	7,171,450
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		6,090	6,066,078
Russian Federal Bond (Russia), Bonds	7.000%		08/16/23	RUB	263,320	3,945,921
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB	875,450	12,944,768
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB	79,640	1,241,626
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB	353,430	5,684,654

TOTAL FOREIGN GOVERNMENT BONDS (cost $262,646,982)						243,074,931

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	2.883%	(c)	09/25/35		402	305,009
Alternative Loan Trust, Series 2005-J4, Class M2 .	1.165%	(c)	07/25/35		5,607	5,345,467
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	1.205%	(c)	02/25/45		4,168	3,934,428
Banc of America Funding, Series 2005-F, Class 2A1	3.196%	(c)	09/20/35		64	47,975
Banc of America Funding, Series 2015-R2, Class 4A1, 144A	0.689%	(c)	09/29/36		9,238	8,846,713
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	3.262%	(c)	09/25/33		274	269,277
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	1.425%	(c)	01/25/36		952	851,265
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	3.226%	(c)	09/25/35		163	149,185
BCAP LLC Trust, Series 2006-AA1, Class A1	0.715%	(c)	10/25/36		2,516	1,956,793
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1	1.425%	(c)	11/25/34		11,935	10,183,300
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	1.265%	(c)	11/25/34		86	83,618
Bear Stearns ARM Trust, Series 2005-12, Class 24A1	2.999%	(c)	02/25/36		155	142,432
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 144A	0.825%	(c)	08/25/35		270	241,831
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 144A	0.815%	(c)	10/25/35		265	235,905
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 144A	0.725%	(c)	01/25/36		433	366,992
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 144A	0.754%	(c)	07/25/36		453	407,714
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	2.580%	(c)	02/25/36		755	749,186
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	2.929%	(c)	11/20/34		153	146,248
CSMC, Series 2015-2R, Class 3A1, 144A	0.734%	(c)	04/27/36		8,097	7,424,435
CSMC, Series 2015-2R, Class 7A1, 144A	2.565%	(c)	08/27/36		7,082	7,047,936
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, PO, 144A(g)	6.414%	(c)	04/15/36		35,860	11,399,296
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2(x)	5.775%	(c)	10/25/23		12,230	13,541,033

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2(x)	4.925%	(c)	01/25/24	18,980	$20,342,578
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2(x)	3.125%	(c)	05/25/24	16,420	16,206,721
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2(x)	3.525%	(c)	07/25/24	27,860	27,894,845
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	3,270	279,003
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	3,474	323,342
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	2,543	366,152
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	2,660	421,152
Fannie Mae REMICS, Series 2004-38, Class FK	0.875%	(c)	05/25/34	697	695,612
Fannie Mae REMICS, Series 2010-27, Class AS, IO	5.955%	(c)	04/25/40	2,003	432,341
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	719	761,956
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	8,012,322
Fannie Mae REMICS, Series 2010-150, Class SK, IO	6.005%	(c)	01/25/41	1,805	346,283
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	38,533	40,759,112
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	233	246,934
Fannie Mae REMICS, Series 2011-99, Class KS, IO	6.175%	(c)	10/25/26	2,400	355,445
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	437	486,098
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,758	2,018,824
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	732	854,579
Fannie Mae REMICS, Series 2012-70, Class YS, IO	6.125%	(c)	02/25/41	309	39,077
Fannie Mae REMICS, Series 2012-74, Class AI, IO	3.000%		07/25/27	2,234	221,138
Fannie Mae REMICS, Series 2012-74, Class OA, PO	1.000%	(s)	03/25/42	176	160,343
Fannie Mae REMICS, Series 2012-74, Class SA, IO	6.125%	(c)	03/25/42	2,028	376,416
Fannie Mae REMICS, Series 2012-75, Class AO, PO	1.000%	(s)	03/25/42	265	240,452
Fannie Mae REMICS, Series 2012-75, Class NS, IO	6.075%	(c)	07/25/42	156	29,032
Fannie Mae REMICS, Series 2012-93, Class IB, IO	3.000%		09/25/27	5,430	532,052
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	3,247	330,279
Fannie Mae REMICS, Series 2012-124, Class SE, IO	5.625%	(c)	11/25/42	1,892	364,813
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	5.625%	(c)	11/25/42	1,527	333,833
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.625%	(c)	12/25/42	901	161,217
Fannie Mae REMICS, Series 2012-133, Class SA, IO	5.625%	(c)	12/25/42	470	89,638
Fannie Mae REMICS, Series 2012-134, Class MS, IO	5.625%	(c)	12/25/42	1,301	292,979
Fannie Mae REMICS, Series 2012-139, Class DI, IO	3.000%		12/25/27	2,552	227,914
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	2,292	2,652,549

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	5,673	$6,385,585
Fannie Mae REMICS, Series 2013-9, Class SA, IO	5.625%	(c)	03/25/42	8,555	1,474,545
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	3,557	331,623
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	13,002	1,311,583
Fannie Mae REMICS, Series 2013-126, Class CS, IO	5.625%	(c)	09/25/41	6,812	935,525
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.743%	(c)	08/25/55	4,030	209,158
Fannie Mae REMICS, Series 2015-56, Class AS, IO	5.625%	(c)	08/25/45	1,091	293,094
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	6,589	7,327,617
Freddie Mac REMICS, Series 3242, Class SC, IO	5.766%	(c)	11/15/36	640	111,350
Freddie Mac REMICS, Series 3368, Class AI, IO	5.506%	(c)	09/15/37	1,619	281,266
Freddie Mac REMICS, Series 3621, Class SB, IO	5.706%	(c)	01/15/40	328	59,576
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	2,479	2,710,801
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	10,732	11,459,210
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	10,054	11,348,256
Freddie Mac REMICS, Series 3947, Class SG, IO	5.426%	(c)	10/15/41	7,064	1,136,349
Freddie Mac REMICS, Series 4054, Class SA, IO	5.526%	(c)	08/15/39	1,546	247,989
Freddie Mac REMICS, Series 4076, Class SW, IO	5.526%	(c)	07/15/42	332	81,176
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	1,536	143,715
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,936	225,432
Freddie Mac REMICS, Series 4136, Class SE, IO	5.626%	(c)	11/15/42	445	85,331
Freddie Mac REMICS, Series 4136, Class SJ, IO	5.626%	(c)	11/15/42	485	86,268
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	7,293	712,332
Freddie Mac REMICS, Series 4174, Class SA, IO	5.676%	(c)	05/15/39	1,578	218,842
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	4,873	584,180
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,705	2,692,865
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	10,053	1,097,544
Freddie Mac REMICS, Series 4415, Class IO, IO	1.985%	(c)	04/15/41	3,422	226,878
Freddie Mac REMICS, Series R007, Class ZA	6.000%		05/15/36	3,138	3,563,116
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,556	165,212
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	5.968%	(c)	03/20/39	497	32,817
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	5.948%	(c)	04/20/40	300	43,293
Government National Mortgage Assoc., Series 2010-76, Class CS, IO	6.018%	(c)	06/20/40	4,472	928,409
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	6.118%	(c)	01/20/40	496	54,272
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	5.000%		11/20/36	36	12
Government National Mortgage Assoc., Series 2010-H02, Class FA	1.204%	(c)	02/20/60	5,878	5,898,530
Government National Mortgage Assoc., Series 2010-H11, Class FA	1.524%	(c)	06/20/60	7,220	7,338,709
Government National Mortgage Assoc., Series 2010-H20, Class AF	0.824%	(c)	10/20/60	12,522	12,411,884

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-H24, Class FA	0.844%	(c)	10/20/60	10,876	$10,785,253
Government National Mortgage Assoc., Series 2010-H26, Class LF	0.844%	(c)	08/20/58	848	839,866
Government National Mortgage Assoc., Series 2012-34, Class SA, IO	5.518%	(c)	03/20/42	3,328	663,275
Government National Mortgage Assoc., Series 2012-43, Class SN, IO	6.070%	(c)	04/16/42	1,823	420,160
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	3,096	250,708
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	5.570%	(c)	08/16/42	1,716	262,351
Government National Mortgage Assoc., Series 2012-124, Class AS, IO	5.670%	(c)	10/16/42	2,625	499,451
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	2,057	278,349
Government National Mortgage Assoc., Series 2014-5, Class SP, IO	5.620%	(c)	06/16/43	3,283	355,643
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	0.724%	(c)	10/25/45	229	179,480
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	0.755%	(c)	04/25/36	176	156,905
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	0.925%	(c)	06/25/34	2,499	2,226,784
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	0.875%	(c)	03/25/35	1,226	1,055,415
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	330	324,081
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3	1.291%	(c)	01/19/35	256	196,383
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	0.975%	(c)	07/25/34	402	396,677
Impac Secured Assets Trust, Series 2007-2, Class 2A	0.775%	(c)	04/25/37	1,112	1,006,945
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	0.725%	(c)	10/25/36	1,259	1,069,765
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	3.236%	(c)	08/25/35	986	965,356
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,696	2,218,476
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	2.970%	(c)	04/21/34	975	997,086
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	0.975%	(c)	09/25/34	859	808,138
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	2.636%	(c)	02/25/36	340	336,633
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	3.007%	(c)	07/25/34	750	736,831
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	1.225%	(c)	12/25/35	1,596	1,271,983
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,335	2,297,413
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1	1.594%	(c)	02/25/35	9,058	8,068,888
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.516%	(c)	06/25/36	869	711,259
RALI Series Trust, Series 2005-QA1, Class M1	1.075%	(c)	01/25/35	6,882	5,925,717
RALI Series Trust, Series 2007-QS1, Class 2A2	0.885%	(c)	01/25/37	324	198,656
RAMP Series Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	147	126,323

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

					Principal
	Interest		Maturity		Amount
	Rate		Date		(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4	0.975%	(c)	01/25/37		1,068	$625,350
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	3.460%	(c)	12/26/35		515	515,724
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 144A	0.925%	(c)	11/25/34		4,557	3,799,442
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37		2,295	1,596,574
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	0.895%	(c)	07/25/34		588	564,721
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	0.825%	(c)	09/25/34		492	425,675
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	0.875%	(c)	03/25/35		2,620	2,141,522
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	3.248%	(c)	08/20/35		102	88,916
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	2.785%	(c)	09/25/33		268	271,517
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	1.015%	(c)	10/25/45		4,350	3,702,653
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	2.766%	(c)	03/25/37		509	479,135
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	2.533%	(c)	09/25/36		384	342,388
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	3.198%	(c)	04/25/36		109	99,457

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $337,703,296)						343,028,737

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.3%
Federal Home Loan Mortgage Corp.	2.864%	(c)	07/01/36		1,343	1,423,421
Federal Home Loan Mortgage Corp.	3.000%		TBA	(t)	12,500	12,989,257
Federal Home Loan Mortgage Corp.	3.500%		10/01/42-02/01/44		8,266	8,815,884
Federal Home Loan Mortgage Corp.	3.500%		TBA	(t)	900	948,340
Federal Home Loan Mortgage Corp.	4.000%		03/01/42-08/01/43		12,781	13,911,152
Federal Home Loan Mortgage Corp.	4.500%		12/01/43-04/01/44		22,088	24,638,815
Federal Home Loan Mortgage Corp.	5.000%		03/01/38-06/01/41		1,143	1,268,356
Federal Home Loan Mortgage Corp.	5.500%		12/01/38		1,850	2,096,395
Federal Home Loan Mortgage Corp.	6.500%		09/01/39		1,888	2,195,724
Federal Home Loan Mortgage Corp.	7.000%		03/01/39		488	565,921
Federal National Mortgage Assoc.	2.210%	(c)	05/01/37		112	115,577
Federal National Mortgage Assoc.	2.380%	(c)	01/01/37		98	102,030
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/42		5,039	5,182,638
Federal National Mortgage Assoc.	2.500%		TBA	(t)	9,100	9,408,659
Federal National Mortgage Assoc.	2.899%	(c)	08/01/37		96	101,642
Federal National Mortgage Assoc.	3.000%		09/01/42-02/01/43		20,652	21,611,101
Federal National Mortgage Assoc.	3.000%		TBA	(t)	1,600	1,677,438
Federal National Mortgage Assoc., Sub. Notes	3.252%	(s)	10/09/19		18,560	17,815,373
Federal National Mortgage Assoc.	3.500%		09/01/42-01/01/46		29,677	31,508,766
Federal National Mortgage Assoc.	3.500%		TBA	(t)	18,000	18,964,688
Federal National Mortgage Assoc.	3.500%		TBA	(t)	23,600	24,872,647
Federal National Mortgage Assoc.	4.000%		04/01/42-01/01/45		20,658	22,494,144
Federal National Mortgage Assoc.	4.000%		TBA	(t)	37,800	40,549,360
Federal National Mortgage Assoc.	4.500%		04/01/31-01/01/45		53,069	58,771,816
Federal National Mortgage Assoc.	5.000%		07/01/33-06/01/41		14,946	16,834,928
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40		2,225	2,520,773
Federal National Mortgage Assoc.	6.000%		04/01/33-09/01/37		1,727	2,005,007
Federal National Mortgage Assoc.	6.500%		05/01/40		8,152	9,390,008
Federal National Mortgage Assoc., Notes	6.625%		11/15/30		13,100	19,920,096

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	7.000%		04/01/37-02/01/39		3,499	$4,088,376
Financing Corp., Series 1P, Debs.	4.463%	(s)	05/11/18		1,670	1,646,941
Financing Corp., Series 12P, Debs.	3.540%	(s)	12/06/18		3,500	3,424,610
Financing Corp., Series B-P, Debs.	4.463%	(s)	04/06/18		1,340	1,320,637
Financing Corp., Series E-P, Debs.	3.716%	(s)	11/02/18		5,800	5,682,805
Government National Mortgage Assoc.	2.172%	(c)	11/20/60		4,649	4,824,012
Government National Mortgage Assoc.	2.184%	(c)	07/20/60		3,576	3,728,032
Government National Mortgage Assoc.	2.206%	(c)	09/20/60		4,519	4,722,692
Government National Mortgage Assoc.	2.849%	(c)	04/20/60		5,329	5,653,733
Government National Mortgage Assoc.	3.000%		TBA	(t)	34,500	36,070,693
Government National Mortgage Assoc.	3.500%		TBA	(t)	19,200	20,370,000
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41		5,291	5,794,657
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40		12,104	13,535,740
Government National Mortgage Assoc.	5.500%		06/15/36		929	1,060,931
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42		640	736,477
Government National Mortgage Assoc.	6.500%		10/20/37		867	1,016,982
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%		09/15/39		5,050	6,980,827

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $480,732,585)						493,358,101

U.S. TREASURY OBLIGATIONS — 22.6%
U.S. Treasury Bonds	2.250%		08/15/46		17,860	17,536,288
U.S. Treasury Bonds	2.500%		02/15/46-05/15/46		142,940	147,866,062
U.S. Treasury Bonds	2.875%		05/15/43		28,990	32,278,568
U.S. Treasury Bonds	3.000%		05/15/45-11/15/45		78,530	89,551,286
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25		5,920	6,204,489
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/26-02/15/43		52,740	55,808,907
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/42-02/15/45		17,730	19,051,279
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46		14,070	15,797,292
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		02/15/44		3,150	3,858,388
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%		02/15/40-02/15/41		6,230	9,215,508
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25		11,840	18,013,482
U.S. Treasury Notes	0.625%		11/30/17		1,200	1,199,063
U.S. Treasury Notes	0.750%		02/28/18		1,250	1,250,390
U.S. Treasury Notes	1.125%		06/30/21-09/30/21		83,670	83,584,124
U.S. Treasury Notes	1.250%		07/31/23		43,790	43,331,562
U.S. Treasury Notes	1.375%		03/31/20-08/31/23		113,760	114,010,630
U.S. Treasury Notes	1.500%		08/31/18-08/15/26		12,110	12,171,064
U.S. Treasury Notes	1.625%		07/31/19-05/15/26		42,540	42,885,918
U.S. Treasury Notes	2.000%		11/30/22		380	394,844
U.S. Treasury Notes	2.625%		11/15/20		11,530	12,240,271

TOTAL U.S. TREASURY OBLIGATIONS (cost $700,071,149)						726,249,415

					Shares

PREFERRED STOCK

Diversified Financial Services
Citigroup Capital XIII, 0.045% (cost $1,192,693)					45,250	1,191,885

TOTAL LONG-TERM INVESTMENTS (cost $3,141,981,630)						3,209,670,779

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 4.8%

	Shares	Value

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $110,474,390)(w)	110,474,390	$110,474,390
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $42,050,325)(b)(w)	42,050,325	42,050,325

TOTAL AFFILIATED MUTUAL FUNDS (cost $152,524,715)		152,524,715

	Notional Amount (000)#

OPTIONS PURCHASED*

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $121.75	91	17,773
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $138.50	1,000	—
expiring 10/21/16, Strike Price $139.00	2,154	—
expiring 10/21/16, Strike Price $139.50	502	—
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $167.00	34	75,969
expiring 10/21/16, Strike Price $168.00	70	115,937
expiring 10/21/16, Strike Price $169.00	17	22,047
expiring 10/21/16, Strike Price $171.00	35	21,328
Euro Futures,
expiring 11/04/16, Strike Price $1.14	3,500	16,800
expiring 12/09/16, Strike Price $1.14	3,500	37,450

		307,304

Put Options
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $116.00	3,567	—
expiring 10/21/16, Strike Price $116.25	5,741	—
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $131.00	152	87,875
expiring 11/25/16, Strike Price $131.00	70	59,063
Japanese Yen Futures,
expiring 10/07/16, Strike Price $97.00	25	1,500
expiring 11/04/16, Strike Price $98.00	88	82,250
expiring 11/04/16, Strike Price $99.00	48	67,450
expiring 12/09/16, Strike Price $98.00	11	17,550

		315,688

TOTAL OPTIONS PURCHASED (cost $856,226)		622,992

TOTAL SHORT-TERM INVESTMENTS (cost $153,380,941)		153,147,707

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.6% (cost $3,295,362,571)		3,362,818,486

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

	Notional Amount (000)#	Value

OPTIONS WRITTEN*

Call Options
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $122.00	189	$(22,149)
expiring 11/25/16, Strike Price $122.00	228	(67,689)
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $131.50	406	(158,594)
expiring 10/21/16, Strike Price $132.00	317	(69,344)
expiring 11/25/16, Strike Price $132.00	586	(311,313)
expiring 11/25/16, Strike Price $133.00	302	(89,656)
expiring 11/25/16, Strike Price $134.00	109	(18,734)
expiring 11/25/16, Strike Price $134.50	74	(10,406)
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $170.00	53	(48,031)
expiring 10/21/16, Strike Price $172.00	215	(80,625)
expiring 10/21/16, Strike Price $174.00	57	(11,578)
expiring 11/25/16, Strike Price $170.00	53	(100,203)
expiring 11/25/16, Strike Price $172.00	106	(130,844)
expiring 11/25/16, Strike Price $174.00	226	(190,689)
Euro Futures,
expiring 10/07/16, Strike Price $1.14	3,375	(2,700)
Japanese Yen Futures,
expiring 10/07/16, Strike Price $98.00	148	(165,200)
expiring 10/07/16, Strike Price $99.00	40	(21,200)
expiring 10/07/16, Strike Price $100.00	66	(15,239)

		(1,514,194)

Put Options
5 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $121.00	225	(24,609)
10 Year U.S. Treasury Notes Futures,
expiring 10/21/16, Strike Price $130.00	292	(36,500)
expiring 10/21/16, Strike Price $130.75	54	(19,406)
expiring 10/21/16, Strike Price $131.00	56	(25,375)
expiring 11/25/16, Strike Price $127.50	74	(6,939)
expiring 11/25/16, Strike Price $130.50	17	(10,625)
20 Year U.S. Treasury Bonds Futures,
expiring 10/21/16, Strike Price $164.00	38	(11,875)
expiring 11/25/16, Strike Price $166.00	9	(15,469)
expiring 11/25/16, Strike Price $168.00	18	(47,250)
Japanese Yen Futures,
expiring 10/07/16, Strike Price $94.00	16	(81)
expiring 10/07/16, Strike Price $95.00	34	(339)
expiring 10/07/16, Strike Price $96.00	118	(1,763)
expiring 11/04/16, Strike Price $95.00	40	(8,000)
expiring 11/04/16, Strike Price $97.00	34	(19,913)

		(228,144)

TOTAL OPTIONS WRITTEN
(premiums received $2,917,674)		(1,742,338)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.6% (cost $3,292,444,897)		3,361,076,148
Liabilities in excess of other assets(z) — (4.6)%		(147,001,691)

NET ASSETS — 100.0%		$3,214,074,457

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $26,033,614 and 0.8% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,108,218; cash collateral of $41,976,304 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(g)	Indicates a security that has been deemed illiquid.

(p)	Interest rate not available as of September 30, 2016.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield-to-maturity at purchase date.

(t)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $157,200,000 is approximately 4.9% of net assets.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(x)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
76	90 Day Euro Dollar	Dec. 2016	$18,831,850	$18,825,200	$(6,650)
883	90 Day Euro Dollar	Mar. 2017	218,130,713	218,663,913	533,200
247	90 Day Euro Dollar	Jun. 2017	60,882,113	61,141,763	259,650
548	90 Day Euro Dollar	Mar. 2018	135,566,038	135,513,550	(52,488)
193	90 Day Euro Dollar	Dec. 2018	47,654,113	47,673,413	19,300
1,372	2 Year U.S. Treasury Notes	Dec. 2016	299,428,794	299,739,125	310,331
441	5 Year Euro-Bobl	Dec. 2016	65,409,452	65,437,367	27,915
17,470	5 Year U.S. Treasury Notes	Dec. 2016	2,119,956,074	2,122,877,969	2,921,895
202	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	37,474,991	37,142,750	(332,241)
144	Australian Dollar Currency	Dec. 2016	10,845,199	11,014,560	169,361
834	Canadian Dollar Currency	Dec. 2016	64,055,370	63,621,690	(433,680)
48	Euro-BTP Italian Government Bond	Dec. 2016	7,737,674	7,715,566	(22,108)
244	Mexican Peso	Dec. 2016	6,367,230	6,237,860	(129,370)

					3,265,115

Short Positions:
354	10 Year Euro-Bund.	Dec. 2016	65,423,820	65,893,573	(469,753)
74	10 Year Japanese Bonds	Dec. 2016	110,520,191	111,169,666	(649,475)
5,079	10 Year U.S. Treasury Notes	Dec. 2016	665,806,766	665,983,875	(177,109)
529	10 Year U.S. Ultra Treasury Bonds	Dec. 2016	76,333,693	76,258,656	75,037
851	20 Year U.S. Treasury Bonds	Dec. 2016	144,063,194	143,100,969	962,225
38	30 Year Euro Buxl	Dec. 2016	8,210,427	8,203,687	6,740
73	British Pound Currency	Dec. 2016	6,065,388	5,929,881	135,507
58	Euro Currency	Dec. 2016	8,175,950	8,175,825	125
1,979	Japanese Yen Currency	Dec. 2016	242,219,075	244,666,244	(2,447,169)

					(2,563,872)

					$701,243

Cash of $22,163,852 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2016.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/14/16	Citigroup Global Markets	BRL	18,036	$5,633,126	$5,522,968	$(110,158)
British Pound,
Expiring 10/14/16	Citigroup Global Markets	GBP	7,631	9,897,827	9,893,827	(4,000)
Chinese Renminbi,
Expiring 10/14/16	Barclays Capital Group	CNH	284,476	42,637,283	42,586,009	(51,274)
Expiring 10/14/16	Citigroup Global Markets	CNH	205,080	30,650,127	30,700,447	50,320
Euro,
Expiring 10/14/16	Barclays Capital Group	EUR	46,826	51,880,867	52,637,436	756,569
Expiring 10/14/16	Barclays Capital Group	EUR	15,090	17,098,479	16,962,775	(135,704)
Expiring 10/14/16	Barclays Capital Group	EUR	7,472	8,468,866	8,399,665	(69,201)
Indian Rupee,
Expiring 10/14/16	Citigroup Global Markets	INR	1,921,560	28,065,286	28,787,775	722,489
Expiring 10/14/16	Citigroup Global Markets	INR	208,340	3,090,181	3,121,238	31,057
Indonesian Rupiah,
Expiring 10/14/16	Bank of America	IDR	211,935,240	16,204,177	16,204,528	351
Expiring 10/14/16	Bank of America	IDR	105,141,530	7,980,382	8,039,102	58,720
Japanese Yen,
Expiring 10/14/16	Bank of America	JPY	7,374,306	73,616,440	72,764,707	(851,733)

				$295,223,041	$295,620,477	397,436

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/14/16	Citigroup Global Markets	BRL	18,036	$5,305,413	$5,522,969	$(217,556)
Canadian Dollar,
Expiring 10/14/16	Citigroup Global Markets	CAD	10,241	7,903,609	7,806,505	97,104
Chinese Renminbi,
Expiring 10/14/16	Barclays Capital Group	CNH	284,476	42,244,721	42,586,009	(341,288)
Expiring 10/14/16	Citigroup Global Markets	CNH	205,080	30,499,703	30,700,447	(200,744)
Expiring 11/10/16	Bank of America	CNH	25,842	3,879,081	3,861,248	17,833
Expiring 01/20/17	Barclays Capital Group	CNH	284,476	42,229,043	42,348,426	(119,383)
Expiring 01/20/17	Citigroup Global Markets	CNH	205,080	30,402,491	30,529,172	(126,681)
Euro,
Expiring 10/14/16	Barclays Capital Group	EUR	38,043	42,168,070	42,764,858	(596,788)
Expiring 10/14/16	Barclays Capital Group	EUR	5,375	5,952,063	6,041,833	(89,770)
Expiring 11/10/16	UBS AG	EUR	33,632	37,801,653	37,852,684	(51,031)
Expiring 11/10/16	UBS AG	EUR	5,700	6,388,845	6,415,392	(26,547)
Expiring 11/10/16	UBS AG	EUR	4,988	5,603,896	5,614,508	(10,612)
Indian Rupee,
Expiring 10/14/16	Citigroup Global Markets	INR	537,550	8,063,694	8,053,285	10,409
Mexican Peso,
Expiring 10/14/16	Citigroup Global Markets	MXN	270,448	14,722,676	13,924,472	798,204
Expiring 10/14/16	Citigroup Global Markets	MXN	239,550	12,601,256	12,333,621	267,635
Expiring 10/14/16	Citigroup Global Markets	MXN	161,750	8,449,564	8,327,966	121,598
Polish Zloty,
Expiring 10/14/16	Barclays Capital Group	PLN	54,890	13,709,818	14,349,632	(639,814)

				$317,925,596	$319,033,027	(1,107,431)

						$(709,995)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
JPY 2,200,700	05/09/46	0.641%	6 Month JPY LIBOR(2)	$—	$(1,184,983)	$(1,184,983)
49,060	06/13/21	1.185%	3 Month LIBOR(1)	—	172,133	172,133
128,800	08/31/22	1.897%	3 Month LIBOR(2)	—	(5,034,387)	(5,034,387)
263,996	11/30/22	1.900%	3 Month LIBOR(2)	685,115	(11,717,598)	(12,402,713)
121,088	05/15/23	1.267%	3 Month LIBOR(2)	47,167	229,224	182,057
48,940	06/13/26	1.580%	3 Month LIBOR(2)	6,912	(679,700)	(686,612)

				$739,194	$(18,215,311)	$(18,954,505)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.27	12/20/21	5.000%	14,690	$(657,378)	$(650,441)	$6,937

Cash of $5,440,880 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared interest rate and credit default swaps contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices, asset-backed securities, and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$8,350,039	$—
Non-Residential Mortgage-Backed Securities	—	48,920,733	26,033,614
Residential Mortgage-Backed Securities	—	42,986,784	—
Bank Loans	—	110,618,385	—
Commercial Mortgage-Backed Securities	—	208,273,442	—
Corporate Bonds	—	957,584,713	—
Foreign Government Bonds	—	243,074,931	—
Residential Mortgage-Backed Securities	—	343,028,737	—
U.S. Government Agency Obligations	—	493,358,101	—
U.S. Treasury Obligations	—	726,249,415	—
Preferred Stock	1,191,885	—	—
Affilated Mutual Funds	152,524,715	—	—
Options Purchased	622,992	—	—
Options Written	(1,742,338)	—	—

Other Financial Instruments*
Futures Contracts	701,243	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(709,995)	—
Centrally Cleared Interest Rate Swap Agreements	—	(18,954,505)	—
Centrally cleared credit default swaps	—	6,937	—

Total	$153,298,497	$3,162,787,717	$26,033,614

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	U.S. Government Agency Obligations
Balance as of 12/31/15	$8,393,727	$34,180,885	$3,375,473	$31,043,360	$3,087,630
Accrued discounts/premiums	—	14,197	—	30,700	—
Realized gain (loss)	—	69,677	(15,919)	—	—
Change in unrealized appreciation (depreciation)**	—	293,506	111,990	—	—
Purchases	—	3,270,000	—	—	—
Sales/Paydowns	—	(11,794,651)	(2,183,307)	(23,997,120)	—
Transfers out of Level 3	(8,393,727)	—	(1,288,237)	(7,076,940)	(3,087,630)

Balance as of 09/30/16	$—	$26,033,614	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

**	Of which, $24,044 was relating to securities held at the reporting period end.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities - Non-Residential Mortgage-Backed	$17,120,445	Market approach	Internal proxy pricing
Asset-Backed Securities - Non-Residential Mortgage-Backed	8,913,169	Market approach	Single broker indicative quote

	$26,033,614
It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Collateralized Loan Obligations	$8,393,727	L3 to L2	Internal proxy pricing to evaluated bid
Bank Loans	1,288,237	L3 to L2	Single broker indicative quote to Multiple broker quotes
Commercial Mortgage-Backed Securities	7,076,940	L3 to L2	Internal proxy pricing to evaluated bid
U.S. Government Agency Obligations	3,087,630	L3 to L2	Internal proxy pricing to evaluated bid

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Credit contracts	$6,937
Foreign exchange contracts	(3,426,656)
Interest rate contracts	(16,655,947)

Total	$(20,075,666)

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 96.5%

FOREIGN BONDS — 38.3%

Argentina — 1.2%
City of Buenos Aires Argentina, Sr. Unsec’d. Notes, 144A	7.500%	06/01/27	780	$849,420
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.125%	06/10/21	400	420,000
YPF SA, Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	700	781,200

				2,050,620

Brazil — 5.4%
CIMPOR Financial Operations BV, Gtd. Notes, 144A	5.750%	07/17/24	260	222,300
GTL Trade Finance, Inc., Gtd. Notes, 144A	7.250%	04/16/44	510	494,063
Klabin Finance SA, Gtd. Notes, 144A	5.250%	07/16/24	220	219,450
Marfrig Holdings Europe BV, Gtd. Notes, 144A	6.875%	06/24/19	360	366,300
Marfrig Holdings Europe BV, Gtd. Notes, 144A	8.000%	06/08/23	480	491,760
Odebrecht Finance Ltd., Gtd. Notes, 144A	5.250%	06/27/29	546	196,560
Petrobras Global Finance BV, Gtd. Notes(g)	4.375%	05/20/23	1,260	1,127,070
Petrobras Global Finance BV, Gtd. Notes(a)(g)	5.375%	01/27/21	896	886,144
Petrobras Global Finance BV, Gtd. Notes(g)	5.625%	05/20/43	1,320	996,600
Petrobras Global Finance BV, Gtd. Notes(g)	6.750%	01/27/41	429	368,297
Petrobras Global Finance BV, Gtd. Notes(g)	6.850%	06/05/2115	1,660	1,404,360
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%	07/14/26	1,000	1,007,600
Suzano Trading Ltd., Gtd. Notes, RegS	5.875%	01/23/21	240	250,800
Ultrapar International SA, Gtd. Notes, 144A	5.250%	10/06/26	510	506,175
Vale Overseas Ltd., Gtd. Notes	5.875%	06/10/21	400	418,800
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	546	530,712

				9,486,991

Chile — 1.3%
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	3.875%	02/08/22	185	196,596
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	3.000%	07/17/22	1,421	1,416,004
GNL Quintero SA, Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	257	269,850
Inversiones CMPC SA, Gtd. Notes, 144A	4.500%	04/25/22	186	196,320
Inversiones CMPC SA, Gtd. Notes, RegS	4.500%	04/25/22	146	154,101

				2,232,871

China — 5.1%
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	1,170	1,252,738
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes, RegS	4.500%	10/03/23	780	864,832
CRCC Yuxiang Ltd., Gtd. Notes	3.500%	05/16/23	300	310,812
Export-Import Bank of China (The), Sr. Unsec’d. Notes, RegS	3.625%	07/31/24	500	534,573
Export-Import Bank of China (The) via Avi Funding Co. Ltd., Sr. Unsec’d. Notes, 144A	2.850%	09/16/20	740	760,348
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes, RegS	4.375%	10/17/23	220	244,335
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	2,450	2,710,700
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	3.125%	05/22/23	420	439,687
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%	06/02/26	780	797,862

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

FOREIGN BONDS (Continued)

China (cont’d.)
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.700%		06/10/25	810	$864,832
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, RegS	3.700%		06/10/25	200	213,539

					8,994,258

Colombia — 1.1%
Banco Bilbao Vizcaya Argentaria Colombia SA, Sub. Notes, 144A	4.875%		04/21/25	370	377,863
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%		09/18/23	980	1,057,175
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%		05/28/45	300	275,190
Pacific Exploration and Production Corp., Gtd. Notes, 144A	5.125%		03/28/23	1,260	233,100
Pacific Exploration and Production Corp., Sr. Unsec’d. Notes, RegS	7.250%		12/12/21	124	23,095

					1,966,423

Costa Rica — 0.2%
Banco Nacional de Costa Rica, Sr. Unsec’d. Notes, 144A	5.875%		04/25/21	390	406,575

Hungary — 0.5%
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	4.000%		01/30/20	890	927,825

India — 0.7%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.350%		05/20/24	400	437,728
Bharti Airtel Ltd., Sr. Unsec’d. Notes, 144A(a)	4.375%		06/10/25	320	331,399
ICICI Bank Ltd., Jr. Sub. Notes, RegS	6.375%	(c)	04/30/22	480	489,133

					1,258,260

Indonesia — 2.9%
Majapahit Holding BV, Gtd. Notes, RegS	7.750%		01/20/20	670	770,500
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%		05/05/25	890	908,413
Pelabuhan Indonesia III PT, Sr. Unsec’d. Notes, RegS	4.875%		10/01/24	500	538,290
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%		05/20/23	500	524,423
Pertamina Persero PT, Sr. Unsec’d. Notes, RegS	6.000%		05/03/42	1,408	1,549,981
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21	755	840,496

					5,132,103

Kazakhstan — 1.6%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	4.400%		04/30/23	1,600	1,624,928
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, RegS	5.750%		04/30/43	1,190	1,201,900

					2,826,828

Malaysia — 0.4%
Petronas Capital Ltd., Gtd. Notes, RegS	5.250%		08/12/19	579	636,838

Mexico — 7.8%
Alfa SAB de CV, Sr. Unsec’d. Notes, 144A	6.875%		03/25/44	200	211,500

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

FOREIGN BONDS (Continued)

Mexico (cont’d.)
Banco Nacional de Comercio Exterior SNC, Sr. Unsec’d. Notes, 144A	4.375%		10/14/25	1,445	$1,495,575
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 144A	3.800%	(c)	08/11/26	720	699,084
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.700%		01/11/25	400	404,880
Cemex SAB de CV, Sr. Sec’d. Notes, 144A(a)	6.125%		05/05/25	410	421,275
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	430	451,500
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A	6.125%		06/16/45	380	406,600
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44	230	219,937
Mexichem SAB de CV, Gtd. Notes, RegS	4.875%		09/19/22	200	211,750
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	4.250%		10/31/26	270	270,675
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	5.500%		10/31/46	1,520	1,488,326
Petroleos Mexicanos, Gtd. Notes	5.625%		01/23/46	330	287,859
Petroleos Mexicanos, Gtd. Notes, 144A	6.875%		08/04/26	391	440,853
Petroleos Mexicanos, Gtd. Notes	4.875%		01/24/22	1,044	1,064,880
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24	2,980	3,017,250
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44	743	644,107
Petroleos Mexicanos, Gtd. Notes	6.500%		06/02/41	1,881	1,829,273
Trust F/1401, Sr. Unsec’d. Notes, 144A	6.950%		01/30/44	270	276,750

					13,842,074

Morocco — 0.5%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25	780	790,468

Netherlands — 0.2%
VimpelCom Holdings BV, Gtd. Notes, RegS	7.504%		03/01/22	380	425,600

Oman — 0.3%
Lamar Funding Ltd., Gtd. Notes, RegS	3.958%		05/07/25	630	597,051

Peru — 0.8%
BBVA Banco Continental SA, Sub. Notes, 144A	5.250%	(c)	09/22/29	130	138,775
Cementos Pacasmayo SAA, Gtd. Notes, 144A	4.500%		02/08/23	270	274,725
Cementos Pacasmayo SAA, Gtd. Notes, RegS	4.500%		02/08/23	100	101,750
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	43	46,863
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	150	176,601
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	670	696,197

					1,434,911

Qatar — 0.2%
Ooredoo International Finance Ltd., Gtd. Notes, 144A	4.750%		02/16/21	264	291,118

Russia — 3.8%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	770	796,950
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	8.146%		04/11/18	1,440	1,555,931
Lukoil International Finance BV, Gtd. Notes, RegS	6.656%		06/07/22	726	831,645
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	5.298%		12/27/17	400	410,560
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	6.299%		05/15/17	250	255,279

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

FOREIGN BONDS (Continued)

Russia (cont’d.)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	7.750%	05/29/18	630	$674,256
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes, RegS	8.500%	10/16/23	1,930	2,113,736

				6,638,357

Singapore — 0.2%
Puma International Financing SA, Gtd. Notes, 144A	6.750%	02/01/21	360	371,488

South Africa — 0.6%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 144A	6.750%	08/06/23	480	492,854
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%	07/21/25	480	515,760

				1,008,614

South Korea — 0.1%
Shinhan Bank, Sub. Notes, 144A	3.875%	03/24/26	200	211,521

Turkey — 1.4%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%	09/23/21	350	353,163
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%	04/24/19	880	915,121
Mersin Uluslararasi Liman Isletmeciligi A/S, Sr. Unsec’d. Notes, 144A	5.875%	08/12/20	440	463,773
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, 144A	4.750%	04/29/21	690	686,550

				2,418,607

Venezuela — 2.0%
Petroleos de Venezuela SA, Gtd. Notes, RegS	6.000%	05/16/24	1,560	666,744
Petroleos de Venezuela SA, Gtd. Notes, RegS	9.000%	11/17/21	5,060	2,869,020

				3,535,764

TOTAL FOREIGN BONDS (cost $67,486,023)				67,485,165

SOVEREIGN ISSUES — 58.2%
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, 144A	5.750%	01/30/25	240	234,540
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%	01/01/23	BRL 6,140	1,759,429
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%	01/27/25	1,060	1,123,600
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45	900	1,008,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.875%	01/29/26	260	300,950
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	570	638,400
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.750%	03/28/22	620	632,400

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

SOVEREIGN ISSUES (Continued)
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	7.950%	06/20/24	650	$581,750
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	9.250%	09/15/22	250	256,190
Ivory Coast Government International (Ivory Coast), Sr. Unsec’d. Notes, RegS	5.750%	12/31/32	396	389,149
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%	03/15/39	220	262,900
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, RegS	6.375%	07/12/23	290	285,302
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.875%	03/17/28	345	373,463
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%	03/01/41	550	608,587
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%	03/16/24	920	1,029,250
Republic of Argentina (Argentina), Sr. Unsec’d. Notes	2.500%	12/31/38	5,370	3,818,070
Republic of Argentina (Argentina), Sr. Unsec’d. Notes	8.280%	12/31/33	2,089	2,397,169
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A	6.875%	04/22/21	670	729,295
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.125%	07/06/36	690	730,710
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	04/22/26	1,110	1,252,080
Republic of Argentina (Argentina), Sr. Unsec’d. Notes, 144A	7.625%	04/22/46	610	688,080
Republic of Armenia (Armenia), Sr. Unsec’d. Notes, RegS	6.000%	09/30/20	560	579,012
Republic of Brazilia (Brazil), Sr. Unsec’d. Notes	2.625%	01/05/23	2,650	2,451,250
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes, 144A	9.500%	11/19/25	200	222,432
Republic of Chile (Chile), Sr. Unsec’d. Notes	3.250%	09/14/21	193	206,703
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	2.625%	03/15/23	1,000	986,500
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	6.125%	01/18/41	1,037	1,252,177
Republic of Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%	04/04/44	1,060	1,131,550
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, RegS	5.500%	04/04/23	620	689,266
Republic of Croatia (Croatia), Sr. Unsec’d. Notes, 144A	6.625%	07/14/20	280	313,740
Republic of Ecuador (Ecuador), Sr. Unsec’d. Notes, 144A	10.500%	03/24/20	1,727	1,757,223
Republic of Egypt (Egypt), Sr. Unsec’d. Notes, 144A	5.875%	06/11/25	350	332,612
Republic of El Salvador (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%	01/18/27	1,260	1,266,300
Republic of Gabon (Gabon), Bonds, 144A	6.375%	12/12/24	310	283,573
Republic of Georgia (Georgia), Unsec’d. Notes, RegS	6.875%	04/12/21	360	401,400
Republic of Ghana (Ghana), Gov’t. Gtd. Notes, 144A	10.750%	10/14/30	580	677,875
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, 144A	8.125%	01/18/26	230	213,622
Republic of Ghana (Ghana), Sr. Unsec’d. Notes, RegS	7.875%	08/07/23	300	279,381

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

SOVEREIGN ISSUES (Continued)
Republic of Guatemala (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	05/03/26	320	$334,400
Republic of Honduras (Honduras), Sr. Unsec’d. Notes, RegS	7.500%	03/15/24	230	261,050
Republic of Hungary (Hungary), Sr. Unsec’d. Notes(a)	5.750%	11/22/23	3,808	4,483,920
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	1,920	2,264,193
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.375%	04/15/23	1,090	1,123,088
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%	04/25/22	270	284,536
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.625%	04/15/43	220	234,538
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	5.250%	01/17/42	5,411	6,190,574
Republic of Israel (Israel), Sr. Unsec’d. Notes	2.875%	03/16/26	870	904,622
Republic of Ivory Coast (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.375%	03/03/28	420	439,950
Republic of Jamaica (Jamaica), Sr. Unsec’d. Notes	6.750%	04/28/28	490	559,825
Republic of Jamaica (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25	460	539,350
Republic of Jordan (Jordan), Sr. Unsec’d. Notes, 144A	6.125%	01/29/26	200	215,044
Republic of Kazakhstan (Kazakhstan), Sr. Unsec’d. Notes, RegS	3.875%	10/14/24	2,810	2,937,147
Republic of Kenya (Kenya), Sr. Unsec’d. Notes, 144A	5.875%	06/24/19	290	299,483
Republic of Mexico (Mexico), Sr. Unsec’d. Notes(a)	4.600%	01/23/46	3,367	3,413,296
Republic of Mexico (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	402	416,573
Republic of Mexico (Mexico), Sr. Unsec’d. Notes	6.050%	01/11/40	1,970	2,398,475
Republic of Namibia (Namibia), Sr. Unsec’d. Notes, 144A	5.250%	10/29/25	510	538,713
Republic of Nigeria (Nigeria), Sr. Unsec’d. Notes, 144A	6.375%	07/12/23	140	137,732
Republic of Oman International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750%	06/15/26	540	541,890
Republic of Pakistan (Pakistan), Sr. Unsec’d. Notes, RegS	8.250%	04/15/24	500	547,454
Republic of Panama (Panama), Sr. Unsec’d. Notes	6.700%	01/26/36	17	23,205
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%	04/15/26	580	627,850
Republic of Peru (Peru), Sr. Unsec’d. Notes	5.625%	11/18/50	1,188	1,571,130
Republic of Peru (Peru), Sr. Unsec’d. Notes(a)	6.550%	03/14/37	1,240	1,751,500
Republic of Peru (Peru), Sr. Unsec’d. Notes	7.125%	03/30/19	948	1,085,460
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	3.950%	01/20/40	1,200	1,370,590
Republic of Philippines (Philippines), Sr. Unsec’d. Notes	5.000%	01/13/37	1,300	1,676,727
Republic of Poland (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	700	773,500
Republic of Poland (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	2,900	3,307,340
Republic of Romania (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24	290	331,530
Republic of Romania (Romania), Sr. Unsec’d. Notes, RegS	4.875%	01/22/24	1,060	1,211,800

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

SOVEREIGN ISSUES (Continued)
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS	7.500%	03/31/30	3,114	$3,776,930
Republic of Senegal (Senegal), Bonds, RegS	6.250%	07/30/24	300	310,500
Republic of South Africa International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26	1,400	1,471,680
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.000%	01/14/19	400	412,801
Republic of Sri Lanka (Sri Lanka), Sr. Unsec’d. Notes, RegS	5.875%	07/25/22	720	739,982
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23	1,640	1,541,036
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26	470	459,688
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24	250	269,220
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22	817	896,657
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40	2,451	2,855,439
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27	680	731,329
Republic of Uruguay (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50	440	456,500
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes, RegS	7.750%	10/13/19	5,292	3,251,934
Republic of Venezuela (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27	2,696	1,467,972
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, 144A	4.800%	11/19/24	550	583,829
Republic of Vietnam (Vietnam), Sr. Unsec’d. Notes, RegS	6.750%	01/29/20	270	300,813
Republic of Zambia (Zambia), Sr. Unsec’d. Notes, 144A	8.970%	07/30/27	430	424,131
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB 111,330	1,646,172
Russian Federation (Russia), Sr. Unsec’d. Notes, 144A	4.875%	09/16/23	1,000	1,099,500
Russian Federation (Russia), Sr. Unsec’d. Notes, RegS	5.625%	04/04/42	2,400	2,771,405
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.825%	07/18/26	1,190	1,279,318
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20	1,100	1,074,920

TOTAL SOVEREIGN ISSUES (cost $99,826,495)				102,762,171

TOTAL LONG-TERM INVESTMENTS (cost $167,312,518)				170,247,336

SHORT-TERM INVESTMENTS — 3.1%
			Shares

AFFILIATED MUTUAL FUNDS — 3.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $3,573,000)(w)			3,573,000	3,573,000
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,912,825)(b)(w)			1,912,825	1,912,825

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,485,825)				5,485,825

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

		Notional
		Amount
	Counterparty	(000)#	Value

OPTION PURCHASED*

Call Options
Currency Option United States Dollar vs Saudi Arabian Riyal, expiring 01/14/17, Strike Price 3.84 (cost $99,036)	Citigroup Global Markets	45	$12,463

TOTAL SHORT-TERM INVESTMENTS (cost $5,584,861)			5,498,288

TOTAL INVESTMENTS — 99.6% (cost $172,897,379)			175,745,624
Other assets in excess of liabilities(z) — 0.4%			697,111

NET ASSETS — 100.0%			$176,442,735

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,869,884; cash collateral of $1,911,931 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2016:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 10/17/16	Citigroup Global Markets	INR	53,738	$789,159	$804,633	$15,474
Indonesian Rupiah,
Expiring 12/15/16	Bank of America	IDR	19,882,134	1,492,429	1,505,614	13,185
Mexican Peso,
Expiring 11/15/16	Bank of America	MXN	13,205	717,613	677,375	(40,238)
Singapore Dollar,
Expiring 11/15/16	Citigroup Global Markets	SGD	4,355	3,239,157	3,194,404	(44,753)

				$6,238,358	$6,182,026	(56,332)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 11/15/16	Bank of America	EUR	1,423	$1,587,975	$1,602,305	$ (14,330)
Mexican Peso,
Expiring 11/15/16	Bank of America	MXN	13,205	709,002	677,376	31,626
Singapore Dollar,
Expiring 11/15/16	Citigroup Global Markets	SGD	4,355	3,237,411	3,194,404	43,007

				$5,534,388	$5,474,085	60,303

						$3,971

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	—	2,050,620	—
Brazil	—	9,486,991	—
Chile	—	2,232,871	—
China	—	8,994,258	—
Colombia	—	1,966,423	—
Costa Rica	—	406,575	—
Hungary	—	927,825	—
India	—	1,258,260	—
Indonesia	—	5,132,103	—
Kazakhstan	—	2,826,828	—
Malaysia	—	636,838	—
Mexico	—	13,842,074	—
Morocco	—	790,468	—
Netherlands	—	425,600	—
Oman	—	597,051	—
Peru	—	1,434,911	—
Qatar	—	291,118	—
Russia	—	6,638,357	—
Singapore	—	371,488	—
South Africa	—	1,008,614	—
South Korea	—	211,521	—
Turkey	—	2,418,607	—
Venezuela	—	3,535,764	—
Sovereign Issues	—	102,762,171	—
Affiliated Mutual Funds	5,485,825	—	—
Option Purchased	—	12,463	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	3,971	—

Total	$5,485,825	$170,263,770	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2016 were as follows:

Sovereign Issues	58.2%
Foreign Bonds	38.3
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	3.1
Option Purchased	— *

99.6
Other assets in excess of liabilities	0.4

100.0%

*	Less than 0.05%

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2016 (unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value
at 09/30/16
Foreign exchange contracts	$16,434

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency:
AED	Emirati Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan Renminbi
COP	Columbian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
Exchange:
AEX	Amsterdam Stock Exchange
ASX	Australian Securities Exchange
BATS	Better Alternative Trading System Exchange
BVC	Colombian Securities Exchange
CHI-X	European Equity Exchange
FTSE	Financial Times Stock Exchange
JSE	Johannesburg Stock Exchange
LMA	Lima Stock Exchange
LME	London Metal Exchange
MICEX	Moscow Interbank Currency Exchange
NASDAQ GS	National Association for Securities Dealers Automated Quotations Global Select Market
NYSE	New York Stock Exchange
OMXS	Sweden Stock Market Index
OTC	Over-the-counter
RTS	Russian Trading System
SGMX	Sigma X MTF
SGX	Singapore Exchange
SWX	SIX Swiss Exchange
TASE	Tel Aviv Stock Exchange

TSX	Toronto Stock Exchange
XBRN	Berne Stock Exchange
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Market
XPAR	Paris Stock Exchange
XTSE	Toronto Stock Exchange
Index:
ABX	Asset-Backed Securities Index
BCMSELEV	Global Elevators Index
BCOMTR	Bloomberg Commodity Index Total Return
BIST	Borsa Istanbul Index
Bovespa	Sao Paulo Se Bovespa Index
CAC	French Stock Market Index
CDX	Credit Derivative Index
CGCBMED3	U.S. Media Index
CNX	CNX Nifty Index
CPI	Consumer Price Index
CMBX	Commercial Mortgage-Backed Index
DAX	German Stock Index
EURMARGIN	European Refined Margin
GOLDLNPM	LBMA Gold Price PM USD Index
GSCBMS5S	GS U.S. Staples Index
GSCI	Goldman Sachs Commodity Index
GSGLAER2	Developed Market Aerospace Equipment Index
HICP	Harmonised Index of Consumer Prices
HSCEI	Hang Seng China Enterprises Index
JPEBMCO2	European Staples Index
JPGMMLUX	Luxury Goods Index
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
iTraxx	International Credit Derivative Index
KOSPI	Korean Stock Exchange Index
MEX	Mexican Stock Exchange Mexican Bolsa IPC Index
MLMIREI2	U.S. REITs Index
NIKKEI	Japanese Stock Market Index
RMS G	MSCI US REIT Index
SET	Stock Exchange of Thailand SET Index
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
TAIEX	Taiwan Stock Exchange Index
TOPIX	Tokyo Stock Price Index
UKRPI	United Kingdom Retail Price Index
WIG 20	Warsaw Stock Exchange
Other:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
AID	Agency for International Development
ASX	Australian Securities Exchange

BABs	Build America Bonds
BBA	British Bankers Association
BDR	Brazilian Depositary Receipt
BKNT	Bank Notes
Bobl	Bundesobligationen-German Federal Obligations
bps	Basis Points
CDI	CHESS Depositary Interest
CDO	Collateralized Debt Obligation
CDOR	Canadian Dealer Offered Rate
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
EURSIMP	Weighted Basket of Refined Products
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
JSFC	Joint Stock Financial Corporation
KWCDC	Korean Won Certificate of Deposit
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
LLS	Light Louisiana Sweet
MLP	Master Limited Partnership

MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
NFIX3FRA	New Zealand Bank Bill 3 Month Forward Rate Agreement
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-voting Depositary Receipt
OAT	Obligations Assimilables du Tresor
OJSC	Open Joint-Stock Company
OPIS	Oil Price Information Service
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
PRI	Pimary Rate Interface
PRIBOR	Prague Interbank Offered Rate
QMTF	Quote Multilateral Trading Facility
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipts
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
ULSD	Ultra-Low Sulfur Diesel
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers of the Trust (together the “Investment Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributions, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

AST Government Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI. Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission, a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI.

Each Portfolio may invest up to 15% of its net assets (the AST Government Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date	November 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date	November 18, 2016

*	Print the name and title of each signing officer under his or her signature.